UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.4%
Consumer discretionary - 12.1%
Auto components - 0.4%
BorgWarner, Inc.	39,210	$1,379,398
Delphi Automotive PLC	55,165	3,934,368
Johnson Controls International PLC	190,805	8,878,157
The Goodyear Tire & Rubber Company	53,486	1,727,598
		15,919,521
Automobiles - 0.5%
Ford Motor Company	785,134	9,476,567
General Motors Company	287,272	9,126,631
Harley-Davidson, Inc. (L)	36,442	1,916,485
		20,519,683
Distributors - 0.1%
Genuine Parts Company	30,123	3,025,855
LKQ Corp. (I)	61,727	2,188,839
		5,214,694
Diversified consumer services - 0.0%
H&R Block, Inc.	45,653	1,056,867
Hotels, restaurants and leisure - 1.6%
Carnival Corp.	88,239	4,307,828
Chipotle Mexican Grill, Inc. (I)	5,874	2,487,639
Darden Restaurants, Inc.	25,528	1,565,377
Marriott International, Inc., Class A	63,339	4,264,628
McDonald’s Corp.	172,409	19,889,102
Royal Caribbean Cruises, Ltd.	33,785	2,532,186
Starbucks Corp.	294,802	15,960,580
Wyndham Worldwide Corp.	22,525	1,516,608
Wynn Resorts, Ltd.	16,386	1,596,324
Yum! Brands, Inc.	74,832	6,795,494
		60,915,766
Household durables - 0.5%
DR Horton, Inc.	66,611	2,011,652
Garmin, Ltd.	23,917	1,150,647
Harman International Industries, Inc.	14,192	1,198,514
Leggett & Platt, Inc.	27,086	1,234,580
Lennar Corp., Class A	36,965	1,565,098
Mohawk Industries, Inc. (I)	12,832	2,570,763
Newell Brands, Inc.	97,392	5,128,663
PulteGroup, Inc.	62,909	1,260,696
Whirlpool Corp.	15,314	2,483,318
		18,603,931
Internet and direct marketing retail - 2.4%
Amazon.com, Inc. (I)	79,445	66,520,093
Expedia, Inc.	24,930	2,909,830
Netflix, Inc. (I)	86,190	8,494,025
The Priceline Group, Inc. (I)	9,990	14,700,185
TripAdvisor, Inc. (I)	23,003	1,453,330
		94,077,463
Leisure products - 0.1%
Hasbro, Inc.	22,601	1,792,937
Mattel, Inc.	68,183	2,064,581
		3,857,518
Media - 2.8%
CBS Corp., Class B	83,564	4,574,293
Charter Communications, Inc., Class A (I)	43,530	11,751,794
Comcast Corp., Class A	484,286	32,127,533
Discovery Communications, Inc., Series A (I)	30,203	813,065
Discovery Communications, Inc., Series C (I)	48,110	1,265,774
News Corp., Class A	76,949	1,075,747

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class B	21,325	$303,242
Omnicom Group, Inc.	47,850	4,067,250
Scripps Networks Interactive, Inc., Class A	19,114	1,213,548
TEGNA, Inc.	43,794	957,337
The Interpublic Group of Companies, Inc.	80,983	1,809,970
The Walt Disney Company	298,748	27,741,739
Time Warner, Inc.	156,307	12,443,600
Twenty-First Century Fox, Inc., Class A	214,238	5,188,844
Twenty-First Century Fox, Inc., Class B	98,812	2,444,609
Viacom, Inc., Class B	69,740	2,657,094
		110,435,439
Multiline retail - 0.5%
Dollar General Corp.	52,305	3,660,827
Dollar Tree, Inc. (I)	47,402	3,741,440
Kohl’s Corp.	36,900	1,614,375
Macy’s, Inc.	62,033	2,298,323
Nordstrom, Inc. (L)	23,065	1,196,612
Target Corp.	116,024	7,968,528
		20,480,105
Specialty retail - 2.4%
Advance Auto Parts, Inc.	14,797	2,206,529
AutoNation, Inc. (I)	14,661	714,137
AutoZone, Inc. (I)	5,807	4,461,750
Bed Bath & Beyond, Inc.	31,032	1,337,790
Best Buy Company, Inc.	56,716	2,165,417
CarMax, Inc. (I)	38,983	2,079,743
Foot Locker, Inc.	27,358	1,852,684
L Brands, Inc.	48,286	3,417,200
Lowe’s Companies, Inc.	176,108	12,716,759
O’Reilly Automotive, Inc. (I)	19,412	5,437,495
Ross Stores, Inc.	80,836	5,197,755
Signet Jewelers, Ltd.	15,792	1,176,978
Staples, Inc.	130,011	1,111,594
The Gap, Inc.	45,717	1,016,746
The Home Depot, Inc.	249,172	32,063,453
The TJX Companies, Inc.	133,024	9,947,535
Tiffany & Company (L)	22,165	1,609,844
Tractor Supply Company	26,850	1,808,348
Ulta Salon Cosmetics & Fragrance, Inc. (I)	11,852	2,820,539
Urban Outfitters, Inc. (I)	17,395	600,475
		93,742,771
Textiles, apparel and luxury goods - 0.8%
Coach, Inc.	55,927	2,044,691
Hanesbrands, Inc.	75,778	1,913,395
Michael Kors Holdings, Ltd. (I)	35,341	1,653,605
NIKE, Inc., Class B	272,097	14,325,907
PVH Corp.	16,311	1,802,366
Ralph Lauren Corp.	11,639	1,177,168
Under Armour, Inc., Class A (I)(L)	36,880	1,426,518
Under Armour, Inc., Class C (I)	37,031	1,253,870
VF Corp.	66,884	3,748,848
		29,346,368
		474,170,126
Consumer staples - 9.5%
Beverages - 2.1%
Brown-Forman Corp., Class B	37,186	1,764,104
Constellation Brands, Inc., Class A	35,505	5,911,227
Dr. Pepper Snapple Group, Inc.	37,403	3,415,268
Molson Coors Brewing Company, Class B	37,064	4,069,627
Monster Beverage Corp. (I)	27,293	4,006,885

The accompanying notes are an integral part of the financial statements.
1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	290,679	$31,617,155
The Coca-Cola Company	783,550	33,159,836
		83,944,102
Food and staples retailing - 2.1%
Costco Wholesale Corp.	88,157	13,444,824
CVS Health Corp.	214,471	19,085,774
Sysco Corp.	102,487	5,022,888
The Kroger Company	191,905	5,695,740
Wal-Mart Stores, Inc.	305,241	22,013,981
Walgreens Boots Alliance, Inc.	172,066	13,871,961
Whole Foods Market, Inc.	64,748	1,835,606
		80,970,774
Food products - 1.7%
Archer-Daniels-Midland Company	118,222	4,985,422
Campbell Soup Company	39,374	2,153,758
ConAgra Foods, Inc.	84,271	3,970,007
General Mills, Inc.	119,626	7,641,709
Hormel Foods Corp.	54,378	2,062,558
Kellogg Company	50,725	3,929,666
McCormick & Company, Inc., Non-
Voting Shares	23,205	2,318,644
Mead Johnson Nutrition Company	37,553	2,967,063
Mondelez International, Inc., Class A	315,828	13,864,849
The Hershey Company	28,187	2,694,677
The J.M. Smucker Company	24,084	3,264,345
The Kraft Heinz Company	119,915	10,733,592
Tyson Foods, Inc., Class A	60,487	4,516,564
		65,102,854
Household products - 1.9%
Church & Dwight Company, Inc.	51,656	2,475,356
Colgate-Palmolive Company	179,709	13,323,625
Kimberly-Clark Corp.	72,496	9,144,645
The Clorox Company	26,031	3,258,561
The Procter & Gamble Company	539,218	48,394,816
		76,597,003
Personal products - 0.1%
Coty, Inc., Class A (I)	15,059	353,887
The Estee Lauder Companies, Inc., Class A	44,787	3,966,337
		4,320,224
Tobacco - 1.6%
Altria Group, Inc.	393,726	24,895,295
Philip Morris International, Inc.	313,673	30,495,289
Reynolds American, Inc.	166,599	7,855,143
		63,245,727
		374,180,684
Energy - 7.0%
Energy equipment and services - 1.0%
Baker Hughes, Inc.	84,991	4,289,496
FMC Technologies, Inc. (I)	46,079	1,367,164
Halliburton Company	172,859	7,757,912
Helmerich & Payne, Inc. (L)	21,703	1,460,612
National Oilwell Varco, Inc.	75,802	2,784,965
Schlumberger, Ltd.	281,532	22,139,676
Transocean, Ltd. (I)(L)	68,893	734,399
		40,534,224
Oil, gas and consumable fuels - 6.0%
Anadarko Petroleum Corp.	102,712	6,507,832
Apache Corp.	76,185	4,865,936

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Cabot Oil & Gas Corp.	93,577	$2,414,287
Chesapeake Energy Corp. (I)(L)	138,301	867,147
Chevron Corp.	381,304	39,243,808
Cimarex Energy Company	19,085	2,564,451
Concho Resources, Inc. (I)	28,798	3,955,405
ConocoPhillips	249,219	10,833,550
Devon Energy Corp.	105,441	4,651,003
EOG Resources, Inc.	110,747	10,710,342
EQT Corp.	34,763	2,524,489
Exxon Mobil Corp.	837,783	73,121,700
Hess Corp.	56,213	3,014,141
Kinder Morgan, Inc.	387,501	8,962,898
Marathon Oil Corp.	170,535	2,696,158
Marathon Petroleum Corp.	106,604	4,327,056
Murphy Oil Corp.	32,284	981,434
Newfield Exploration Company (I)	39,593	1,720,712
Noble Energy, Inc.	86,247	3,082,468
Occidental Petroleum Corp.	153,704	11,208,096
ONEOK, Inc.	42,292	2,173,386
Phillips 66	89,732	7,227,913
Pioneer Natural Resources Company	34,324	6,372,251
Range Resources Corp.	38,090	1,475,988
Southwestern Energy Company (I)	99,715	1,380,056
Spectra Energy Corp.	141,916	6,066,909
Tesoro Corp.	24,139	1,920,499
The Williams Companies, Inc.	137,426	4,223,101
Valero Energy Corp.	91,819	4,866,407
		233,959,423
		274,493,647
Financials - 12.3%
Banks - 5.2%
Bank of America Corp.	2,057,533	32,200,391
BB&T Corp.	165,190	6,230,967
Citigroup, Inc.	586,242	27,688,210
Citizens Financial Group, Inc.	106,429	2,629,861
Comerica, Inc.	35,227	1,666,942
Fifth Third Bancorp	155,345	3,178,359
Huntington Bancshares, Inc.	216,494	2,134,631
JPMorgan Chase & Co.	729,257	48,561,224
KeyCorp	216,188	2,631,008
M&T Bank Corp.	32,000	3,715,200
People’s United Financial, Inc.	62,647	991,076
Regions Financial Corp.	253,229	2,499,370
SunTrust Banks, Inc.	100,841	4,416,836
The PNC Financial Services Group, Inc.	98,825	8,903,144
U.S. Bancorp	326,588	14,007,359
Wells Fargo & Company	916,875	40,599,225
Zions Bancorporation	41,139	1,276,132
		203,329,935
Capital markets - 2.4%
Affiliated Managers Group, Inc. (I)	10,825	1,566,378
Ameriprise Financial, Inc.	31,873	3,179,969
BlackRock, Inc.	24,760	8,974,510
CME Group, Inc.	68,176	7,125,756
E*TRADE Financial Corp. (I)	55,772	1,624,081
Franklin Resources, Inc.	69,924	2,487,197
Intercontinental Exchange, Inc.	23,960	6,453,866
Invesco, Ltd.	83,961	2,625,460
Legg Mason, Inc.	16,889	565,444
Moody’s Corp.	34,015	3,683,144
Morgan Stanley	297,162	9,527,014

The accompanying notes are an integral part of the financial statements.
2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Nasdaq, Inc.	22,916	$1,547,747
Northern Trust Corp.	43,186	2,936,216
S&P Global, Inc.	53,250	6,739,320
State Street Corp.	74,086	5,158,608
T. Rowe Price Group, Inc.	49,967	3,322,806
The Bank of New York Mellon Corp.	216,747	8,643,870
The Charles Schwab Corp.	242,045	7,641,361
The Goldman Sachs Group, Inc.	76,162	12,282,646
		96,085,393
Consumer finance - 0.7%
American Express Company	156,657	10,032,314
Capital One Financial Corp.	101,128	7,264,024
Discover Financial Services	80,354	4,544,019
Navient Corp.	65,164	942,923
Synchrony Financial	159,843	4,475,604
		27,258,884
Diversified financial services - 1.4%
Berkshire Hathaway, Inc., Class B (I)	383,467	55,399,477
Leucadia National Corp.	67,093	1,277,451
		56,676,928
Insurance - 2.6%
Aflac, Inc.	83,345	5,990,005
American International Group, Inc.	204,814	12,153,663
Aon PLC	53,306	5,996,392
Arthur J. Gallagher & Company	35,611	1,811,532
Assurant, Inc.	12,478	1,151,096
Chubb, Ltd.	93,480	11,745,762
Cincinnati Financial Corp.	29,822	2,249,175
Lincoln National Corp.	48,086	2,259,080
Loews Corp.	57,489	2,365,672
Marsh & McLennan Companies, Inc.	104,897	7,054,323
MetLife, Inc.	221,093	9,823,162
Principal Financial Group, Inc.	54,254	2,794,624
Prudential Financial, Inc.	88,953	7,263,012
The Allstate Corp.	75,344	5,212,298
The Hartford Financial Services Group, Inc.	79,176	3,390,316
The Progressive Corp.	117,350	3,696,525
The Travelers Companies, Inc.	57,544	6,591,665
Torchmark Corp.	22,403	1,431,328
Unum Group	47,877	1,690,537
Willis Towers Watson PLC	26,369	3,501,012
XL Group, Ltd.	57,247	1,925,217
		100,096,396
		483,447,536
Health care - 14.1%
Biotechnology - 2.9%
AbbVie, Inc.	328,718	20,732,244
Alexion Pharmaceuticals, Inc. (I)	45,079	5,523,981
Amgen, Inc.	151,176	25,217,669
Biogen, Inc. (I)	44,079	13,798,049
Celgene Corp. (I)	157,276	16,440,060
Gilead Sciences, Inc.	266,098	21,053,674
Regeneron Pharmaceuticals, Inc. (I)	15,234	6,124,373
Vertex Pharmaceuticals, Inc. (I)	49,771	4,340,529
		113,230,579
Health care equipment and supplies - 2.6%
Abbott Laboratories	295,622	12,501,854
Baxter International, Inc.	98,765	4,701,214
Becton, Dickinson and Company	42,702	7,674,830

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Boston Scientific Corp. (I)	273,061	$6,498,852
C.R. Bard, Inc.	14,756	3,309,476
Danaher Corp.	122,891	9,633,425
DENTSPLY SIRONA, Inc.	46,926	2,788,812
Edwards Lifesciences Corp. (I)	42,614	5,137,544
Hologic, Inc. (I)	56,092	2,178,052
Intuitive Surgical, Inc. (I)	7,879	5,710,936
Medtronic PLC	279,147	24,118,301
St. Jude Medical, Inc.	57,203	4,562,511
Stryker Corp.	63,217	7,359,091
The Cooper Companies, Inc.	9,958	1,785,071
Varian Medical Systems, Inc. (I)	19,220	1,912,967
Zimmer Biomet Holdings, Inc.	40,393	5,251,898
		105,124,834
Health care providers and services - 2.5%
Aetna, Inc.	70,567	8,146,960
AmerisourceBergen Corp.	36,906	2,981,267
Anthem, Inc.	52,910	6,630,152
Cardinal Health, Inc.	63,581	4,940,244
Centene Corp. (I)	34,295	2,296,393
Cigna Corp.	51,618	6,726,858
DaVita, Inc. (I)	32,819	2,168,351
Express Scripts Holding Company (I)	127,329	8,980,514
HCA Holdings, Inc. (I)	60,593	4,582,649
Henry Schein, Inc. (I)	16,519	2,692,267
Humana, Inc.	29,988	5,304,577
Laboratory Corp. of America Holdings (I)	20,601	2,832,225
McKesson Corp.	45,276	7,549,773
Patterson Companies, Inc.	17,101	785,620
Quest Diagnostics, Inc.	28,462	2,408,739
UnitedHealth Group, Inc.	192,452	26,943,280
Universal Health Services, Inc., Class B	18,061	2,225,476
		98,195,345
Health care technology - 0.1%
Cerner Corp. (I)	60,544	3,738,592
Life sciences tools and services - 0.7%
Agilent Technologies, Inc.	65,946	3,105,397
Illumina, Inc. (I)	29,614	5,379,679
Mettler-Toledo International, Inc. (I)	5,342	2,242,732
PerkinElmer, Inc.	22,077	1,238,740
Thermo Fisher Scientific, Inc.	79,180	12,594,371
Waters Corp. (I)	16,271	2,578,791
		27,139,710
Pharmaceuticals - 5.3%
Allergan PLC (I)	80,203	18,471,553
Bristol-Myers Squibb Company	338,616	18,258,175
Eli Lilly & Company	195,471	15,688,502
Endo International PLC (I)	42,287	852,083
Johnson & Johnson	552,279	65,240,718
Mallinckrodt PLC (I)	21,869	1,526,019
Merck & Company, Inc.	559,436	34,914,401
Mylan NV (I)	92,496	3,525,948
Perrigo Company PLC	28,871	2,665,659
Pfizer, Inc.	1,224,830	41,484,992
Zoetis, Inc.	99,719	5,186,385
		207,814,435
		555,243,495
Industrials - 9.4%
Aerospace and defense - 2.0%
General Dynamics Corp.	57,813	8,970,265

The accompanying notes are an integral part of the financial statements.
3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
L-3 Communications Holdings, Inc.	15,536	$2,341,741
Lockheed Martin Corp.	51,043	12,236,028
Northrop Grumman Corp.	36,325	7,771,734
Raytheon Company	59,776	8,137,307
Rockwell Collins, Inc.	26,194	2,209,202
Textron, Inc.	54,241	2,156,080
The Boeing Company	117,140	15,432,024
TransDigm Group, Inc. (I)	10,113	2,923,871
United Technologies Corp.	156,610	15,911,576
		78,089,828
Air freight and logistics - 0.7%
C.H. Robinson Worldwide, Inc.	28,940	2,039,112
Expeditors International of Washington, Inc.	36,602	1,885,735
FedEx Corp.	49,295	8,610,851
United Parcel Service, Inc., Class B	138,932	15,193,604
		27,729,302
Airlines - 0.5%
Alaska Air Group, Inc.	24,589	1,619,432
American Airlines Group, Inc.	107,136	3,922,249
Delta Air Lines, Inc.	151,271	5,954,027
Southwest Airlines Company	124,600	4,845,694
United Continental Holdings, Inc. (I)	59,280	3,110,422
		19,451,824
Building products - 0.1%
Allegion PLC	19,265	1,327,551
Fortune Brands Home & Security, Inc.	31,011	1,801,739
Masco Corp.	66,768	2,290,810
		5,420,100
Commercial services and supplies - 0.3%
Cintas Corp.	17,309	1,948,993
Pitney Bowes, Inc.	38,573	700,486
Republic Services, Inc.	47,770	2,409,997
Stericycle, Inc. (I)	17,074	1,368,310
Waste Management, Inc.	83,161	5,302,345
		11,730,131
Construction and engineering - 0.1%
Fluor Corp.	28,069	1,440,501
Jacobs Engineering Group, Inc. (I)	24,215	1,252,400
Quanta Services, Inc. (I)	29,932	837,797
		3,530,698
Electrical equipment - 0.5%
Acuity Brands, Inc.	8,837	2,338,270
AMETEK, Inc.	47,146	2,252,636
Eaton Corp. PLC	92,139	6,054,454
Emerson Electric Company	129,428	7,055,120
Rockwell Automation, Inc.	26,197	3,204,941
		20,905,421
Industrial conglomerates - 2.5%
3M Company	122,060	21,510,634
General Electric Company	1,810,028	53,613,029
Honeywell International, Inc.	153,359	17,880,126
Roper Technologies, Inc.	20,359	3,714,907
		96,718,696
Machinery - 1.4%
Caterpillar, Inc.	117,489	10,429,499
Cummins, Inc.	31,876	4,084,909
Deere & Company	58,240	4,970,784
Dover Corp.	31,187	2,296,611

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Flowserve Corp.	26,335	$1,270,400
Fortive Corp.	60,280	3,068,252
Illinois Tool Works, Inc.	65,091	7,800,505
Ingersoll-Rand PLC	51,806	3,519,700
PACCAR, Inc.	70,515	4,144,872
Parker-Hannifin Corp.	27,095	3,401,235
Pentair PLC	33,739	2,167,393
Snap-on, Inc.	11,706	1,778,844
Stanley Black & Decker, Inc.	30,207	3,714,857
Xylem, Inc.	36,016	1,889,039
		54,536,900
Professional services - 0.3%
Equifax, Inc.	23,962	3,224,806
Nielsen Holdings PLC	68,030	3,644,367
Robert Half International, Inc.	25,963	982,959
The Dun & Bradstreet Corp.	7,326	1,000,878
Verisk Analytics, Inc. (I)	31,121	2,529,515
		11,382,525
Road and rail - 0.8%
CSX Corp.	192,320	5,865,760
J.B. Hunt Transport Services, Inc.	17,884	1,451,108
Kansas City Southern	21,729	2,027,750
Norfolk Southern Corp.	59,511	5,776,138
Ryder System, Inc.	10,801	712,326
Union Pacific Corp.	167,643	16,350,222
		32,183,304
Trading companies and distributors - 0.2%
Fastenal Company	58,130	2,428,671
United Rentals, Inc. (I)	17,813	1,398,142
W.W. Grainger, Inc.	11,350	2,551,934
		6,378,747
		368,057,476
Information technology - 20.5%
Communications equipment - 1.0%
Cisco Systems, Inc.	1,016,891	32,255,783
F5 Networks, Inc. (I)	13,469	1,678,776
Harris Corp.	25,089	2,298,403
Juniper Networks, Inc.	77,584	1,866,671
Motorola Solutions, Inc.	33,933	2,588,409
		40,688,042
Electronic equipment, instruments and components - 0.4%
Amphenol Corp., Class A	61,929	4,020,431
Corning, Inc.	209,358	4,951,317
FLIR Systems, Inc.	27,346	859,211
TE Connectivity, Ltd.	71,998	4,635,231
		14,466,190
Internet software and services - 4.4%
Akamai Technologies, Inc. (I)	35,335	1,872,402
Alphabet, Inc., Class A (I)	59,537	47,871,320
Alphabet, Inc., Class C (I)	59,649	46,364,571
eBay, Inc. (I)	212,851	7,002,798
Facebook, Inc., Class A (I)	468,974	60,155,295
VeriSign, Inc. (I)(L)	19,060	1,491,254
Yahoo!, Inc. (I)	175,871	7,580,040
		172,337,680
IT services - 3.6%
Accenture PLC, Class A	125,540	15,337,222
Alliance Data Systems Corp. (I)	11,881	2,548,831

The accompanying notes are an integral part of the financial statements.
4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Automatic Data Processing, Inc.	91,684	$8,086,529
Cognizant Technology
Solutions Corp., Class A (I)	121,916	5,816,612
CSRA, Inc.	28,039	754,249
Fidelity National Information Services, Inc.	66,299	5,107,012
Fiserv, Inc. (I)	44,756	4,451,879
Global Payments, Inc.	30,986	2,378,485
IBM Corp.	175,635	27,899,620
MasterCard, Inc., Class A	193,802	19,723,230
Paychex, Inc.	64,519	3,733,715
PayPal Holdings, Inc. (I)	226,700	9,287,899
Teradata Corp. (I)	25,902	802,962
The Western Union Company	99,486	2,071,299
Total System Services, Inc.	34,001	1,603,147
Visa, Inc., Class A	381,350	31,537,645
Xerox Corp.	171,303	1,735,299
		142,875,635
Semiconductors and semiconductor equipment - 3.2%
Analog Devices, Inc.	61,790	3,982,366
Applied Materials, Inc.	219,114	6,606,287
Broadcom, Ltd.	79,915	13,786,936
First Solar, Inc. (I)(L)	15,415	608,738
Intel Corp.	955,555	36,072,201
KLA-Tencor Corp.	31,408	2,189,452
Lam Research Corp.	32,084	3,038,676
Linear Technology Corp.	48,054	2,849,122
Microchip Technology, Inc.	43,169	2,682,522
Micron Technology, Inc. (I)	209,930	3,732,555
NVIDIA Corp.	108,124	7,408,656
Qorvo, Inc. (I)	25,890	1,443,109
QUALCOMM, Inc.	297,959	20,410,192
Skyworks Solutions, Inc.	38,252	2,912,507
Texas Instruments, Inc.	202,034	14,178,746
Xilinx, Inc.	51,013	2,772,046
		124,674,111
Software - 4.2%
Activision Blizzard, Inc.	137,819	6,105,382
Adobe Systems, Inc. (I)	100,668	10,926,505
Autodesk, Inc. (I)	39,474	2,855,154
CA, Inc.	64,163	2,122,512
Citrix Systems, Inc. (I)	31,209	2,659,631
Electronic Arts, Inc. (I)	60,699	5,183,695
Intuit, Inc.	49,617	5,458,366
Microsoft Corp.	1,573,407	90,628,243
Oracle Corp.	607,712	23,870,927
Red Hat, Inc. (I)	36,506	2,950,780
salesforce.com, Inc. (I)	130,162	9,284,455
Symantec Corp.	123,196	3,092,220
		165,137,870
Technology hardware, storage and peripherals - 3.7%
Apple, Inc.	1,087,862	122,982,799
Hewlett Packard Enterprise Company	334,467	7,609,124
HP, Inc.	344,189	5,345,255
NetApp, Inc.	57,716	2,067,387
Seagate Technology PLC	60,042	2,314,619
Western Digital Corp.	56,619	3,310,513
		143,629,697
		803,809,225

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials - 2.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	43,920	$6,602,933
Albemarle Corp.	22,729	1,943,102
CF Industries Holdings, Inc.	46,881	1,141,552
E.I. du Pont de Nemours & Company	175,784	11,772,254
Eastman Chemical Company	29,904	2,023,903
Ecolab, Inc.	53,112	6,464,793
FMC Corp.	26,899	1,300,298
International Flavors & Fragrances, Inc.	16,043	2,293,668
LyondellBasell Industries NV, Class A	68,693	5,540,777
Monsanto Company	87,908	8,984,198
PPG Industries, Inc.	53,540	5,533,894
Praxair, Inc.	57,402	6,935,884
The Dow Chemical Company	228,785	11,857,927
The Mosaic Company	70,348	1,720,712
The Sherwin-Williams Company	16,359	4,525,881
		78,641,776
Construction materials - 0.2%
Martin Marietta Materials, Inc.	12,798	2,292,250
Vulcan Materials Company	26,839	3,052,399
		5,344,649
Containers and packaging - 0.3%
Avery Dennison Corp.	17,751	1,380,850
Ball Corp.	35,308	2,893,491
International Paper Company	82,759	3,970,777
Owens-Illinois, Inc. (I)	32,734	601,978
Sealed Air Corp.	39,826	1,824,827
WestRock Company	50,822	2,463,851
		13,135,774
Metals and mining - 0.3%
Alcoa, Inc.	264,599	2,683,034
Freeport-McMoRan, Inc.	251,943	2,736,101
Newmont Mining Corp.	106,752	4,194,286
Nucor Corp.	63,995	3,164,553
		12,777,974
		109,900,173
Real estate - 3.0%
Equity real estate investment trusts - 2.9%
American Tower Corp.	86,810	9,838,177
Apartment Investment & Management
Company, Class A	31,539	1,447,955
AvalonBay Communities, Inc.	27,601	4,908,562
Boston Properties, Inc.	30,906	4,212,179
Crown Castle International Corp.	67,807	6,388,097
Digital Realty Trust, Inc.	29,563	2,871,159
Equinix, Inc.	14,435	5,200,209
Equity Residential	73,539	4,730,764
Essex Property Trust, Inc.	13,163	2,931,400
Extra Space Storage, Inc.	25,211	2,002,006
Federal Realty Investment Trust	14,275	2,197,351
General Growth Properties, Inc.	117,295	3,237,342
HCP, Inc.	93,994	3,567,072
Host Hotels & Resorts, Inc.	150,280	2,339,860
Iron Mountain, Inc.	48,119	1,805,906
Kimco Realty Corp.	84,475	2,445,551
Prologis, Inc.	105,740	5,661,320
Public Storage	30,356	6,773,638
Realty Income Corp.	51,860	3,470,990
Simon Property Group, Inc.	63,612	13,168,320
SL Green Realty Corp.	20,159	2,179,188

The accompanying notes are an integral part of the financial statements.
5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
The Macerich Company	25,391	$2,053,370
UDR, Inc.	53,794	1,936,046
Ventas, Inc.	71,473	5,048,138
Vornado Realty Trust	35,703	3,613,501
Welltower, Inc.	71,836	5,371,178
Weyerhaeuser Company	150,388	4,803,393
		114,202,672
Real estate management and development - 0.1%
CBRE Group, Inc., Class A (I)	58,663	1,641,391
		115,844,063
Telecommunication services - 2.5%
Diversified telecommunication services - 2.5%
AT&T, Inc.	1,242,564	50,460,524
CenturyLink, Inc.	109,869	3,013,707
Frontier Communications Corp. (L)	236,146	982,367
Level 3 Communications, Inc. (I)	58,331	2,705,392
Verizon Communications, Inc.	823,318	42,796,070
		99,958,060
Utilities - 3.2%
Electric utilities - 2.0%
Alliant Energy Corp.	45,629	1,748,047
American Electric Power Company, Inc.	98,888	6,349,598
Duke Energy Corp.	138,635	11,096,345
Edison International	65,584	4,738,444
Entergy Corp.	35,974	2,760,285
Eversource Energy	63,838	3,458,743
Exelon Corp.	185,473	6,174,396
FirstEnergy Corp.	85,429	2,825,991
NextEra Energy, Inc.	94,713	11,585,294
PG&E Corp.	102,247	6,254,449
Pinnacle West Capital Corp.	22,381	1,700,732
PPL Corp.	136,256	4,710,370
The Southern Company	198,614	10,188,898
Xcel Energy, Inc.	102,251	4,206,606
		77,798,198
Independent power and renewable electricity producers - 0.1%
AES Corp.	131,079	1,684,365
NRG Energy, Inc.	63,419	710,927
		2,395,292
Multi-utilities - 1.0%
Ameren Corp.	48,860	2,402,935
CenterPoint Energy, Inc.	86,678	2,013,530
CMS Energy Corp.	56,213	2,361,508
Consolidated Edison, Inc.	61,226	4,610,318
Dominion Resources, Inc.	127,007	9,432,810
DTE Energy Company	36,124	3,383,735
NiSource, Inc.	64,733	1,560,713
Public Service Enterprise Group, Inc.	101,817	4,263,078
SCANA Corp.	28,793	2,083,749
Sempra Energy	50,562	5,419,741
WEC Energy Group, Inc.	63,538	3,804,655
		41,336,772
Water utilities - 0.1%
American Water Works Company, Inc.	35,796	2,678,973
		124,209,235
TOTAL COMMON STOCKS (Cost $2,187,656,563)		$3,783,313,720

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral Trust,
0.6548% (W)(Y)	970,543	$9,711,832
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,711,859)		$9,711,832

SHORT-TERM INVESTMENTS - 3.5%
Repurchase agreement - 3.5%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $137,450,344 on 10/03/2016,
collateralized by $137,790,000
U.S. Treasury Inflation Indexed Bonds,
0.125% due 07/15/2026 (valued at
$140,201,325, including interest)	$137,450,000	$137,450,000
TOTAL SHORT-TERM INVESTMENTS (Cost $137,450,000)		$137,450,000
Total Investments (500 Index Trust B)
(Cost $2,334,818,422) - 100.1%		$3,930,475,552
Other assets and liabilities, net - (0.1%)		(3,880,473)
TOTAL NET ASSETS - 100.0%		$3,926,595,079

Active Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 24.8%
U.S. Government - 12.1%
Treasury Inflation Protected Securities
0.375%, 07/15/2025	$4,069,468	$4,208,498
U.S. Treasury Bonds
2.500%, 02/15/2045 to 05/15/2046	19,861,000	20,615,291
3.375%, 05/15/2044	8,365,000	10,235,364
U.S. Treasury Notes
0.875%, 09/15/2019	1,220,000	1,219,857
1.500%, 08/15/2026	49,078,000	48,635,169
1.750%, 01/31/2023	1,715,000	1,755,798
2.000%, 07/31/2022 to 02/15/2025	3,700,000	3,840,451
2.375%, 12/31/2020	2,500,000	2,630,860
		93,141,288
U.S. Government Agency - 12.7%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043	1,809,176	1,898,622
4.000%, 01/01/2041 to 02/01/2044	3,253,644	3,534,277
4.500%, 09/01/2023 to 10/01/2041	4,625,996	5,080,141
5.000%, 03/01/2041	395,565	441,070
Federal National Mortgage Association
2.394%, 08/01/2034 (P)	1,020,110	1,064,695
2.676%, 07/01/2033 (P)	41,939	44,249
3.000%, TBA (C)	15,250,000	15,850,267
3.000%, 07/01/2027 to 05/01/2043	4,505,047	4,715,448
3.500%, 02/01/2026 to 04/01/2045	12,287,818	13,068,360
4.000%, 10/01/2025 to 09/01/2044	14,050,330	15,266,545
4.500%, 08/01/2040 to 08/01/2041	10,383,349	11,438,502
5.000%, 05/01/2018 to 04/01/2041	6,725,001	7,518,174
5.500%, 02/01/2018 to 11/01/2039	6,094,877	6,918,960
6.000%, 05/01/2035 to 02/01/2036	3,571,663	4,120,388
6.500%, 01/01/2039 to 06/01/2039	1,297,783	1,512,023
7.000%, 04/01/2017 to 06/01/2032	244,844	293,488
7.500%, 09/01/2029 to 08/01/2031	51,541	61,996

The accompanying notes are an integral part of the financial statements.
6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
4.000%, 02/15/2041		$3,711,776	$4,004,986
5.000%, 04/15/2035		598,557	670,651
5.500%, 03/15/2035		335,663	385,247
6.000%, 03/15/2033 to 06/15/2033		291,301	341,508
6.500%, 09/15/2028 to 08/15/2031		71,695	83,901
7.000%, 04/15/2029		50,582	60,042
8.000%, 10/15/2026		25,191	30,172
			98,403,712
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $187,249,436)			$191,545,000

FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Argentina - 0.2%
City of Buenos Aires
7.500%, 06/01/2027 (S)		250,000	272,250
Provincia de Buenos Aires
7.875%, 06/15/2027 (S)		545,000	581,788
Republic of Argentina
7.500%, 04/22/2026 (S)		500,000	564,250
8.280%, 12/31/2033		329,479	378,077
Republic of Argentina, GDP-Linked Note
4.513%, 12/15/2035 (I)*	ARS	19,532,033	134,796
			1,931,161
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,501,637
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	687,656
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	516,000
9.375%, 04/01/2029		130,000	201,175
			717,175
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	174,661
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,328,229)			$5,012,290

CORPORATE BONDS - 43.3%
Consumer discretionary - 5.0%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	660,494
6.750%, 01/09/2038		108,000	138,719
7.750%, 12/01/2045		491,000	725,173
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	704,324
Altice Financing SA
6.500%, 01/15/2022 (S)		215,000	226,825
6.625%, 02/15/2023 (S)		275,000	282,219
American Honda Finance Corp.
1.700%, 02/22/2019		680,000	685,752
AutoNation, Inc.
4.500%, 10/01/2025		320,000	339,342

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
AutoZone, Inc.
3.125%, 04/21/2026	$535,000	$546,983
Brinker International, Inc.
3.875%, 05/15/2023	740,000	703,139
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	335,000	350,075
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)	380,000	385,700
Charter Communications Operating LLC
6.484%, 10/23/2045 (S)	505,000	612,053
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022	355,000	369,644
Comcast Corp.
6.550%, 07/01/2039	1,000,000	1,419,794
Delphi Automotive PLC
4.250%, 01/15/2026	505,000	550,458
Eldorado Resorts, Inc.
7.000%, 08/01/2023	185,000	196,331
Expedia, Inc.
5.000%, 02/15/2026 (S)	965,000	1,016,242
Ford Motor Company
4.750%, 01/15/2043	215,000	224,119
Ford Motor Credit Company LLC
2.551%, 10/05/2018	390,000	395,704
5.875%, 08/02/2021	1,184,000	1,350,164
General Motors Company
4.875%, 10/02/2023	890,000	964,692
6.250%, 10/02/2043	455,000	536,591
General Motors Financial Company, Inc.
3.450%, 04/10/2022	560,000	568,057
4.000%, 01/15/2025	745,000	754,632
5.250%, 03/01/2026	385,000	421,620
GLP Capital LP
5.375%, 04/15/2026	365,000	392,375
Grain Spectrum Funding II LLC
3.290%, 10/10/2034 (S)	483,057	482,454
Hyatt Hotels Corp.
3.375%, 07/15/2023	660,000	678,936
International Game Technology PLC
6.500%, 02/15/2025 (S)	245,000	263,988
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	475,000	463,125
L Brands, Inc.
6.625%, 04/01/2021	650,000	749,125
6.875%, 11/01/2035	240,000	261,600
Lear Corp.
5.250%, 01/15/2025	184,000	199,640
Marriott International, Inc.
3.125%, 06/15/2026	500,000	505,676
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (S)	105,000	113,400
MDC Holdings, Inc.
5.500%, 01/15/2024	670,000	700,150
MDC Partners, Inc.
6.500%, 05/01/2024 (S)	185,000	169,738
Midcontinent Communications
6.875%, 08/15/2023 (S)	215,000	228,975
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (S)	435,000	434,456
9.750%, 09/01/2021	365,000	393,744
Myriad International Holdings BV
5.500%, 07/21/2025 (S)	360,000	386,820

The accompanying notes are an integral part of the financial statements.
7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nemak SAB de CV
5.500%, 02/28/2023 (S)	$430,000	$438,170
Newell Brands, Inc.
2.150%, 10/15/2018	215,000	218,048
4.200%, 04/01/2026	450,000	490,392
Omnicom Group, Inc.
3.600%, 04/15/2026	410,000	433,589
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	660,000	646,675
QVC, Inc.
4.375%, 03/15/2023	410,000	411,275
5.125%, 07/02/2022	250,000	265,010
5.450%, 08/15/2034	345,000	319,878
Radio One, Inc.
9.250%, 02/15/2020 (S)	375,000	349,688
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	600,000	614,662
3.950%, 06/15/2025	430,000	452,906
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	255,000	256,275
Service Corp. International
5.375%, 05/15/2024	410,000	434,600
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (S)	490,000	501,025
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	453,000	479,048
5.375%, 04/15/2025 to 07/15/2026 (S)	850,000	874,975
Time Warner Cable LLC
8.250%, 04/01/2019	410,000	472,072
Time Warner Cable, Inc.
5.500%, 09/01/2041	450,000	481,350
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	924,521
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	409,158
Time Warner, Inc.
3.600%, 07/15/2025	400,000	425,725
3.875%, 01/15/2026	865,000	937,461
6.500%, 11/15/2036	377,000	488,192
7.625%, 04/15/2031	451,000	639,903
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	621,750
Viacom, Inc.
4.375%, 03/15/2043	1,782,000	1,642,633
6.125%, 10/05/2017	750,000	783,015
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	361,000	377,245
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)	341,969	0
WMG Acquisition Corp.
6.750%, 04/15/2022 (S)	525,000	556,500
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	517,500
6.250%, 03/15/2018	155,000	165,075
6.875%, 11/15/2037	292,000	299,300
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	345,000	362,250
		38,842,914
Consumer staples - 2.5%
Alliance One International, Inc.
9.875%, 07/15/2021 (L)	690,000	586,500
Anheuser-Busch Companies LLC
6.500%, 02/01/2043	540,000	763,032

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	$1,345,000	$1,613,123
Bunge, Ltd. Finance Corp.
3.250%, 08/15/2026	500,000	502,095
8.500%, 06/15/2019	395,000	462,812
Constellation Brands, Inc.
4.750%, 11/15/2024	205,000	221,913
CVS Health Corp.
2.875%, 06/01/2026	365,000	370,644
5.125%, 07/20/2045	690,000	841,265
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,112,437	1,486,817
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	1,000,000	1,024,575
Kraft Heinz Foods Company
2.000%, 07/02/2018	610,000	616,026
4.875%, 02/15/2025 (S)	360,000	397,099
5.200%, 07/15/2045	480,000	569,050
6.125%, 08/23/2018	817,000	886,480
Molson Coors Brewing Company
1.450%, 07/15/2019	225,000	224,331
3.000%, 07/15/2026	540,000	544,088
PepsiCo, Inc.
1.500%, 02/22/2019	600,000	604,206
Post Holdings, Inc.
7.750%, 03/15/2024 (S)	205,000	229,600
Revlon Consumer Products Corp.
5.750%, 02/15/2021	380,000	387,600
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,145,018
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	776,980
Safeway, Inc.
6.350%, 08/15/2017	164,000	167,690
SUPERVALU, Inc.
7.750%, 11/15/2022 (L)	600,000	573,000
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,202,156
Tops Holding II Corp.
8.750%, 06/15/2018	128,000	117,760
Tops Holding LLC
8.000%, 06/15/2022 (S)	740,000	666,000
Vector Group, Ltd.
7.750%, 02/15/2021	340,000	358,598
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	570,000	573,102
Whole Foods Market, Inc.
5.200%, 12/03/2025 (S)	850,000	923,697
		18,835,257
Energy - 5.3%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	367,860
5.550%, 03/15/2026 (L)	800,000	908,849
Antero Midstream Partners LP
5.375%, 09/15/2024 (S)	380,000	384,750
Apache Corp.
5.100%, 09/01/2040	325,000	337,811
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	806,867
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	539,632

The accompanying notes are an integral part of the financial statements.
8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cameron International Corp.
5.950%, 06/01/2041	$1,178,000	$1,460,788
Cenovus Energy, Inc.
4.450%, 09/15/2042	520,000	430,029
Cimarex Energy Company
4.375%, 06/01/2024	815,000	851,640
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	653,679
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	755,000	820,501
ConocoPhillips Company
2.875%, 11/15/2021	450,000	462,361
5.950%, 03/15/2046	575,000	728,859
Continental Resources, Inc.
4.900%, 06/01/2044	400,000	336,000
5.000%, 09/15/2022 (L)	786,000	784,035
DCP Midstream LLC
9.750%, 03/15/2019 (S)	465,000	517,080
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	355,000	294,650
DCP Midstream Operating LP
2.700%, 04/01/2019	410,000	399,750
3.875%, 03/15/2023	275,000	262,625
Devon Energy Corp.
5.000%, 06/15/2045	600,000	585,049
Devon Financing Company LLC
7.875%, 09/30/2031	874,000	1,083,490
Emera US Finance LP
3.550%, 06/15/2026 (S)	280,000	290,373
Enbridge Energy Partners LP
4.375%, 10/15/2020	385,000	406,063
7.500%, 04/15/2038	600,000	724,205
Energen Corp.
4.625%, 09/01/2021	500,000	492,500
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,045,986
5.150%, 03/15/2045	515,000	478,089
5.950%, 10/01/2043	300,000	303,644
9.700%, 03/15/2019	330,000	378,588
Enterprise Products Operating LLC
4.464%, 08/01/2066 (P)	500,000	471,300
6.650%, 04/15/2018	750,000	805,958
6.875%, 03/01/2033	471,000	575,935
Fortive Corp.
3.150%, 06/15/2026 (S)	700,000	720,341
Hess Corp.
5.600%, 02/15/2041	400,000	398,477
5.800%, 04/01/2047	500,000	511,731
Kerr-McGee Corp.
6.950%, 07/01/2024	350,000	420,949
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	545,604
7.300%, 08/15/2033	603,000	701,243
7.750%, 03/15/2032	210,000	252,596
Kinder Morgan, Inc.
4.300%, 06/01/2025	305,000	317,164
5.550%, 06/01/2045	640,000	658,024
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	565,000	573,405
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	822,480

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.000%, 02/15/2025	$225,000	$221,858
4.875%, 12/01/2024	345,000	358,800
National Oilwell Varco, Inc.
2.600%, 12/01/2022	600,000	566,327
Newfield Exploration Company
5.625%, 07/01/2024	500,000	512,500
5.750%, 01/30/2022	250,000	258,125
Nexen Energy ULC
6.400%, 05/15/2037	775,000	1,032,851
Noble Energy, Inc.
4.150%, 12/15/2021	600,000	638,032
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	282,500
Occidental Petroleum Corp.
3.400%, 04/15/2026	755,000	799,227
ONEOK Partners LP
6.650%, 10/01/2036	835,000	926,818
Petro-Canada
6.050%, 05/15/2018	745,000	796,023
Petroleos Mexicanos
4.875%, 01/24/2022	375,000	381,563
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	688,775
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	153,052
5.500%, 04/15/2023	685,000	707,323
5.875%, 03/01/2022	145,000	159,842
Shell International Finance BV
4.375%, 05/11/2045	830,000	896,451
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (S)	550,000	563,733
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	661,883
Summit Midstream Holdings LLC
7.500%, 07/01/2021	150,000	155,250
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,080,012
3.900%, 07/15/2026	320,000	326,509
4.400%, 04/01/2021	544,000	583,608
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (S)	145,000	146,088
Teekay Offshore Partners LP
6.000%, 07/30/2019	635,000	523,875
Tesoro Logistics LP
6.125%, 10/15/2021	575,000	600,875
6.375%, 05/01/2024	365,000	391,463
Williams Partners LP
4.300%, 03/04/2024	700,000	716,194
4.875%, 05/15/2023 to 03/15/2024	1,185,000	1,198,408
		41,238,925
Financials - 13.7%
Ally Financial, Inc.
3.250%, 11/05/2018	470,000	472,350
5.125%, 09/30/2024	680,000	720,800
American Express Bank FSB
6.000%, 09/13/2017	585,000	610,145
American International Group, Inc.
3.900%, 04/01/2026	830,000	878,624

The accompanying notes are an integral part of the financial statements.
9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
(6.250% to 03/15/2037, then 3 month
LIBOR + 2.056%)
03/15/2087	$100,000	$105,500
American Tower Corp.
5.000%, 02/15/2024	670,000	759,265
Ameriprise Financial, Inc.
2.875%, 09/15/2026	500,000	501,507
Aquarius & Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	560,000	585,266
Ares Capital Corp.
3.875%, 01/15/2020	535,000	553,367
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,282,985
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	660,000	737,769
Australia & New Zealand Banking
Group, Ltd. (6.750% to 06/15/2026,
then 5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (L)(Q)(S)	235,000	258,537
AXA SA
8.600%, 12/15/2030	270,000	380,700
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	215,000	234,260
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,440,000	1,498,781
Bank of America Corp.
3.950%, 04/21/2025	205,000	212,336
4.200%, 08/26/2024	370,000	391,253
4.250%, 10/22/2026	400,000	423,302
4.450%, 03/03/2026	815,000	875,189
5.000%, 05/13/2021	1,000,000	1,116,998
6.875%, 04/25/2018	710,000	765,648
7.625%, 06/01/2019	1,065,000	1,222,123
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)	650,000	676,878
Bank of America Corp. (6.300% to
03/10/2026, then 3 month
LIBOR + 4.553%)
03/10/2026 (Q)	320,000	347,600
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)	595,000	606,900
BankUnited, Inc.
4.875%, 11/17/2025	570,000	589,628
Barclays Bank PLC
10.179%, 06/12/2021 (S)	435,000	555,962
Barclays PLC
4.375%, 01/12/2026	500,000	517,320
BPCE SA
4.500%, 03/15/2025 (S)	550,000	555,441
5.700%, 10/22/2023 (S)	540,000	587,720
Capital One Financial Corp.
2.450%, 04/24/2019	395,000	403,581
3.500%, 06/15/2023	1,023,000	1,066,970
3.750%, 07/28/2026	1,300,000	1,306,962

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. (continued)
4.200%, 10/29/2025	$625,000	$652,436
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (Q)	530,000	539,275
Capital One NA
2.350%, 08/17/2018	410,000	414,975
Citigroup, Inc.
3.500%, 05/15/2023	1,060,000	1,089,480
4.500%, 01/14/2022	1,000,000	1,104,522
4.600%, 03/09/2026	615,000	657,192
Citigroup, Inc. (6.250% to 08/15/2026,
then 3 month LIBOR + 4.517%)
08/15/2026 (Q)	740,000	797,118
CNA Financial Corp.
7.250%, 11/15/2023	190,000	231,149
CNO Financial Group, Inc.
5.250%, 05/30/2025	665,000	663,338
Commerzbank AG
8.125%, 09/19/2023 (S)	575,000	661,538
Cooperatieve Rabobank UA (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	608,000	736,440
Credit Acceptance Corp.
6.125%, 02/15/2021	515,000	517,575
Credit Agricole SA
4.375%, 03/17/2025 (S)	600,000	612,520
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (L)(Q)(S)	545,000	521,360
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	510,000	509,786
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	350,000	377,563
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	340,000	345,865
Credit Suisse Group Funding
Guernsey, Ltd.
4.550%, 04/17/2026 (S)	405,000	425,499
Credito Real SAB de CV SOFOM ER
7.500%, 03/13/2019 (S)	525,000	546,000
Discover Bank
2.600%, 11/13/2018	620,000	629,278
Discover Financial Services
3.950%, 11/06/2024	1,025,000	1,049,806
5.200%, 04/27/2022	400,000	440,418
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (S)	186,477	194,635
Enova International, Inc.
9.750%, 06/01/2021	545,000	487,775

The accompanying notes are an integral part of the financial statements.
10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	$475,000	$457,188
Flagstar Bancorp, Inc.
6.125%, 07/15/2021 (S)	362,000	368,762
FS Investment Corp.
4.000%, 07/15/2019	545,000	554,290
HBOS PLC
6.750%, 05/21/2018 (S)	805,000	860,342
HCP, Inc.
3.875%, 08/15/2024	800,000	819,301
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	185,000	182,225
HSBC Holdings PLC (6.875% to
06/01/2021, then 5 Year
U.S. ISDAFIX + 5.514%)
06/01/2021 (Q)	480,000	502,800
ING Bank NV
5.800%, 09/25/2023 (S)	545,000	609,468
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	200,000	193,875
Invesco Finance PLC
3.125%, 11/30/2022	850,000	882,137
Jefferies Group LLC
5.125%, 04/13/2018	600,000	626,389
6.875%, 04/15/2021	725,000	845,897
8.500%, 07/15/2019 (L)	810,000	932,404
JPMorgan Chase & Co.
3.200%, 06/15/2026	580,000	595,630
3.375%, 05/01/2023	1,250,000	1,284,883
4.125%, 12/15/2026	600,000	640,620
4.500%, 01/24/2022	1,300,000	1,436,377
4.625%, 05/10/2021	920,000	1,018,907
6.300%, 04/23/2019	1,000,000	1,113,929
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	650,000	658,938
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	730,000	813,950
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	675,559
4.750%, 03/15/2026	825,000	891,938
Leucadia National Corp.
5.500%, 10/18/2023	1,675,000	1,760,767
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	1,000,000	1,082,299
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/07/2087 (S)	540,000	631,800
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,125,482
Lloyds Banking Group PLC
4.650%, 03/24/2026	1,280,000	1,317,883

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	$435,000	$449,225
Loews Corp.
2.625%, 05/15/2023	630,000	636,120
3.750%, 04/01/2026	825,000	876,825
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	660,000	694,752
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	650,000	664,877
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	620,000	609,017
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,373,849
5.350%, 06/01/2021	800,000	897,918
MetLife, Inc.
3.000%, 03/01/2025	300,000	305,435
6.400%, 12/15/2066	425,000	470,422
MGIC Investment Corp.
5.750%, 08/15/2023	97,000	100,880
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,116,588
Morgan Stanley
2.450%, 02/01/2019	365,000	371,614
3.875%, 01/27/2026	360,000	382,932
4.100%, 05/22/2023	900,000	951,965
5.500%, 01/26/2020	435,000	482,358
5.950%, 12/28/2017	565,000	594,899
6.625%, 04/01/2018	470,000	503,581
7.300%, 05/13/2019	1,010,000	1,147,795
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	200,000	200,668
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	400,000	408,500
MSCI, Inc.
5.250%, 11/15/2024 (S)	50,000	52,933
Nationstar Mortgage LLC
6.500%, 07/01/2021	385,000	377,300
7.875%, 10/01/2020	405,000	411,561
9.625%, 05/01/2019	195,000	204,263
Nationwide Mutual Insurance Company
2.942%, 12/15/2024 (P)(S)	1,130,000	1,107,432
NewStar Financial, Inc.
7.250%, 05/01/2020	640,000	630,400
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	410,000	452,066
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,253,404
Popular, Inc.
7.000%, 07/01/2019	320,000	329,600
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	395,000	407,344

The accompanying notes are an integral part of the financial statements.
11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	$391,000	$431,371
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	785,000	779,113
Radian Group, Inc.
5.250%, 06/15/2020	230,000	243,225
7.000%, 03/15/2021	410,000	459,713
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	510,395
4.950%, 07/15/2046	500,000	510,170
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	500,000	493,494
4.800%, 04/05/2026	460,000	473,965
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)	300,000	282,000
Royal Bank of Scotland Group PLC
(8.625% to 08/15/2021, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (Q)	250,000	246,250
S&P Global, Inc.
4.000%, 06/15/2025	615,000	666,626
4.400%, 02/15/2026	430,000	480,781
Santander Holdings USA, Inc.
2.700%, 05/24/2019	875,000	885,867
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	445,000	445,500
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	390,000	392,496
Societe Generale SA (7.375% to
09/13/2021, then 5 Year U.S. Swap
Rate + 6.238%)
09/13/2021 (Q)(S)	470,000	460,600
Societe Generale SA (8.000% to
09/29/2025, then 5 Year
U.S. ISDAFIX + 5.873%)
09/29/2025 (Q)(S)	505,000	501,213
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	385,000	390,375
Standard Chartered PLC
2.100%, 08/19/2019 (S)	1,040,000	1,039,507
Stearns Holdings LLC
9.375%, 08/15/2020 (S)	230,000	223,100
Stifel Financial Corp.
4.250%, 07/18/2024	1,695,000	1,715,413
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	780,000	793,065
Synovus Financial Corp.
7.875%, 02/15/2019	195,000	215,963
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	670,000	912,734
The Bear Stearns Companies LLC
7.250%, 02/01/2018	405,000	434,918

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	$1,000,000	$1,160,000
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	360,000	362,352
3.625%, 01/22/2023	1,200,000	1,268,411
3.750%, 05/22/2025	485,000	509,568
4.750%, 10/21/2045	245,000	275,644
5.950%, 01/18/2018	725,000	764,881
The Hartford Financial
Services Group, Inc.
5.500%, 03/30/2020	500,000	557,473
6.625%, 03/30/2040	500,000	645,174
The Hartford Financial Services
Group, Inc. (8.125% to 06/15/2018,
then 3 month LIBOR + 4.603%)
06/15/2068	665,000	726,513
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	475,000	473,765
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	615,000	688,800
Voya Financial, Inc.
4.800%, 06/15/2046	700,000	693,992
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	605,000	605,000
Wells Fargo & Company
3.450%, 02/13/2023	900,000	928,480
4.650%, 11/04/2044	365,000	384,910
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	1,060,000	1,150,100
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	410,000	424,863
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	482,000	503,738
Willis Towers Watson PLC
5.750%, 03/15/2021	1,350,000	1,520,442
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,144,744
		106,134,477
Health care - 2.6%
AbbVie, Inc.
3.600%, 05/14/2025	775,000	810,533
Actavis Funding SCS
3.800%, 03/15/2025	450,000	476,520
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	715,232
Amgen, Inc.
4.400%, 05/01/2045	340,000	358,046
Anthem, Inc.
6.375%, 06/15/2037	1,000,000	1,310,322

The accompanying notes are an integral part of the financial statements.
12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Baxter International, Inc.
3.500%, 08/15/2046	$500,000	$472,519
Celgene Corp.
5.000%, 08/15/2045	700,000	790,073
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,206,579
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	239,000	229,440
Express Scripts Holding Company
4.500%, 02/25/2026	815,000	894,445
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (S)	245,000	255,413
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	540,000	575,438
7.500%, 02/15/2022	380,000	436,050
LifePoint Health, Inc.
5.375%, 05/01/2024 (S)	400,000	400,000
Medco Health Solutions, Inc.
7.125%, 03/15/2018	325,000	350,335
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	85,000	89,356
Medtronic, Inc.
4.625%, 03/15/2045	465,000	547,653
Molina Healthcare, Inc.
5.375%, 11/15/2022	430,000	443,975
Mylan NV
2.500%, 06/07/2019 (S)	476,000	480,195
3.950%, 06/15/2026 (S)	2,000,000	2,016,192
5.250%, 06/15/2046 (S)	250,000	265,451
Mylan, Inc.
2.600%, 06/24/2018	670,000	679,467
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	155,000	159,263
Select Medical Corp.
6.375%, 06/01/2021	600,000	590,250
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019	660,000	660,607
3.200%, 09/23/2026	1,485,000	1,489,096
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	62,091
Teva Pharmaceutical Finance
Netherlands III BV
3.150%, 10/01/2026	445,000	447,355
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	710,298
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	345,000	356,213
WellCare Health Plans, Inc.
5.750%, 11/15/2020	245,000	252,963
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	1,140,000	1,175,587
		19,706,957
Industrials - 4.6%
AerCap Global Aviation Trust (6.500% to
06/15/2025, then 3 month
LIBOR + 4.300%)
06/15/2045 (S)	485,000	498,338
AerCap Ireland Capital, Ltd.
4.625%, 10/30/2020	610,000	640,500
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	575,000	372,313

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)	$425,000	$442,000
Air Lease Corp.
3.000%, 09/15/2023	785,000	776,075
3.375%, 01/15/2019 (L)	240,000	246,509
3.875%, 04/01/2021	360,000	380,700
4.750%, 03/01/2020 (L)	500,000	538,225
5.625%, 04/01/2017	235,000	239,007
Aircastle, Ltd.
5.500%, 02/15/2022	325,000	350,610
6.250%, 12/01/2019	265,000	290,175
7.625%, 04/15/2020	205,000	233,444
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 07/31/2019 (S)	582,246	608,447
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	503,442	547,493
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	649,407	634,795
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	279,149	299,387
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	210,000	221,025
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	725,582	777,948
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	193,833	204,009
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	315,000	361,463
Casella Waste Systems, Inc.
7.750%, 02/15/2019	295,000	300,900
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	61,007	61,995
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	133,346	141,427
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 10/02/2019	31,681	33,423
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	405,490	457,190
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	118,310	126,888
Cortes NP Acquisition Corp.
9.250%, 10/15/2024 (S)	135,000	135,000
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	466,628	538,955
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	86,485	91,891
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	340,000	371,460

The accompanying notes are an integral part of the financial statements.
13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
EnerSys
5.000%, 04/30/2023 (S)	$145,000	$144,819
Engility Corp.
8.875%, 09/01/2024 (S)	59,000	59,738
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	290,000	297,250
General Electric Company
1.297%, 08/15/2036 (P)	410,000	350,681
2.700%, 10/09/2022	1,100,000	1,144,231
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)	1,173,000	1,247,368
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 to 11/15/2025 (S)	575,000	604,500
International Lease Finance Corp.
5.875%, 04/01/2019	330,000	353,513
7.125%, 09/01/2018 (S)	305,000	332,831
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	700,000	742,485
Lockheed Martin Corp.
2.900%, 03/01/2025	560,000	577,822
4.700%, 05/15/2046	430,000	512,228
LSC Communications, Inc.
8.750%, 10/15/2023 (S)	290,000	289,275
Masco Corp.
4.375%, 04/01/2026	680,000	715,700
4.450%, 04/01/2025	390,000	414,375
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	263,269	298,810
Owens Corning
3.400%, 08/15/2026	330,000	331,741
4.200%, 12/15/2022	475,000	510,358
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	905,000	941,203
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)	185,000	201,650
Ryder System, Inc.
2.450%, 11/15/2018	900,000	915,521
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	251,000	204,565
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053 (L)	650,000	694,688
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	2,800,000	1,991,500
Textron, Inc.
7.250%, 10/01/2019	245,000	280,685
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	700,000	729,761
Trinity Industries, Inc.
4.550%, 10/01/2024	869,000	864,646
TTX Company
4.200%, 07/01/2046 (S)	700,000	747,332
Tutor Perini Corp.
7.625%, 11/01/2018 (L)	580,000	582,900
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	997,264
4.875%, 01/15/2021	500,000	553,342

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
UAL 2009-1 Pass Through Trust
10.400%, 05/01/2018	$34,471	$34,512
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	60,803	62,213
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,277,556
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	631,356	664,502
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	556,100	564,441
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	345,000	359,663
United Rentals North America, Inc.
5.500%, 07/15/2025	390,000	399,750
5.750%, 11/15/2024	335,000	347,563
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	409,709	463,996
Verisk Analytics, Inc.
4.000%, 06/15/2025	910,000	966,816
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	730,000	763,763
		35,459,149
Information technology - 1.6%
Activision Blizzard, Inc.
3.400%, 09/15/2026 (S)	540,000	542,660
6.125%, 09/15/2023 (S)	530,000	582,338
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	210,000	212,625
Ancestry.com, Inc.
11.000%, 12/15/2020	285,000	304,950
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)	1,185,000	1,299,854
7.125%, 06/15/2024 (S)	120,000	131,977
eBay, Inc.
2.500%, 03/09/2018	360,000	365,081
3.800%, 03/09/2022	520,000	556,119
Electronic Arts, Inc.
4.800%, 03/01/2026	1,020,000	1,123,911
Fiserv, Inc.
3.850%, 06/01/2025	614,000	664,219
Hughes Satellite Systems Corp.
5.250%, 08/01/2026 (S)	120,000	118,500
Jabil Circuit, Inc.
4.700%, 09/15/2022	364,000	381,610
Lam Research Corp.
3.900%, 06/15/2026	225,000	234,423
Match Group, Inc.
6.375%, 06/01/2024	320,000	347,200
Micron Technology, Inc.
5.875%, 02/15/2022 (L)	415,000	425,894
7.500%, 09/15/2023 (S)	200,000	222,148
Microsoft Corp.
4.450%, 11/03/2045	750,000	854,713
Open Text Corp.
5.875%, 06/01/2026 (S)	160,000	167,400
Qorvo, Inc.
6.750%, 12/01/2023	235,000	253,506
7.000%, 12/01/2025	205,000	222,169

The accompanying notes are an integral part of the financial statements.
14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
QUALCOMM, Inc.
3.450%, 05/20/2025	$500,000	$532,792
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	305,000	296,613
VeriSign, Inc.
5.250%, 04/01/2025	400,000	420,000
Visa, Inc.
3.150%, 12/14/2025	670,000	708,171
4.300%, 12/14/2045	544,000	630,369
Western Digital Corp.
7.375%, 04/01/2023 (S)	360,000	395,100
Zebra Technologies Corp.
7.250%, 10/15/2022 (L)	335,000	363,475
		12,357,817
Materials - 1.7%
Alcoa, Inc.
5.125%, 10/01/2024	535,000	569,106
5.720%, 02/23/2019	560,000	599,900
Allegheny Technologies, Inc.
9.375%, 06/01/2019	720,000	770,400
Anglo American Capital PLC
4.125%, 09/27/2022 (S)	400,000	396,000
Bemis Company, Inc.
3.100%, 09/15/2026	500,000	504,565
Boise Cascade Company
5.625%, 09/01/2024 (S)	110,000	111,650
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	585,000	643,500
Cascades, Inc.
5.500%, 07/15/2022 (S)	331,000	336,379
Cemex SAB de CV
6.125%, 05/05/2025 (L)(S)	400,000	411,000
Commercial Metals Company
7.350%, 08/15/2018	320,000	345,600
Eagle Materials, Inc.
4.500%, 08/01/2026	80,000	81,114
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,090,619
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	500,000	405,000
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	225,000	243,675
Methanex Corp.
5.650%, 12/01/2044	450,000	390,488
Norbord, Inc.
6.250%, 04/15/2023 (S)	315,000	334,688
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	610,000	617,625
Novelis Corp.
5.875%, 09/30/2026 (S)	100,000	102,375
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	680,000	661,300
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)	455,000	443,625
The Chemours Company
6.625%, 05/15/2023	459,000	448,673
The Dow Chemical Company
3.000%, 11/15/2022	270,000	280,535
4.125%, 11/15/2021	1,000,000	1,094,283
The Mosaic Company
4.250%, 11/15/2023	600,000	638,357
The Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,070,337

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd.
6.250%, 08/10/2026	$251,000	$262,220
		12,853,014
Real estate - 2.7%
American Tower Corp.
3.400%, 02/15/2019	380,000	394,812
4.700%, 03/15/2022	375,000	416,846
5.900%, 11/01/2021	800,000	933,220
AvalonBay Communities, Inc.
5.700%, 03/15/2017	750,000	763,997
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	600,000	627,323
Crown Castle International Corp.
4.450%, 02/15/2026	495,000	543,965
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	495,000	541,008
6.113%, 01/15/2040 (S)	620,000	687,115
DDR Corp.
3.500%, 01/15/2021	650,000	674,091
EPR Properties
5.750%, 08/15/2022	500,000	554,701
Equity Commonwealth
5.875%, 09/15/2020	700,000	777,226
ERP Operating LP
3.375%, 06/01/2025	300,000	313,316
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,136,035
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	505,902
Highwoods Realty LP
5.850%, 03/15/2017	240,000	244,313
Iron Mountain, Inc.
5.750%, 08/15/2024	555,000	570,263
6.000%, 08/15/2023	525,000	560,438
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	865,589
Liberty Property LP
5.500%, 12/15/2016	800,000	806,494
MPT Operating Partnership LP
6.375%, 02/15/2022	295,000	307,538
National Retail Properties, Inc.
3.300%, 04/15/2023	660,000	675,955
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	430,000	437,679
4.950%, 04/01/2024	925,000	972,821
5.250%, 01/15/2026	260,000	277,365
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	521,928
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,294,043
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	902,239
Ventas Realty LP
3.500%, 02/01/2025	825,000	851,617
3.750%, 05/01/2024	190,000	199,829
VEREIT Operating Partnership LP
4.600%, 02/06/2024	542,000	563,680
Vornado Realty LP
5.000%, 01/15/2022	650,000	714,581
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,080,619

The accompanying notes are an integral part of the financial statements.
15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Welltower, Inc.
3.750%, 03/15/2023	$250,000	$262,649
		20,979,197
Telecommunication services - 1.9%
AT&T, Inc.
4.350%, 06/15/2045	285,000	280,863
4.750%, 05/15/2046	410,000	431,297
CC Holdings GS V LLC
3.849%, 04/15/2023	470,000	503,588
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	870,000
Cincinnati Bell, Inc.
7.000%, 07/15/2024 (S)	100,000	102,500
Columbus Cable Barbados, Ltd.
7.375%, 03/30/2021 (S)	200,000	212,200
Comcel Trust
6.875%, 02/06/2024 (S)	700,000	719,740
CSC Holdings LLC
5.500%, 04/15/2027 (S)	230,000	235,175
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	758,000	1,179,076
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	395,000	343,156
Digicel, Ltd.
6.750%, 03/01/2023 (S)	360,000	320,400
Frontier Communications Corp.
8.875%, 09/15/2020	445,000	480,044
GCI, Inc.
6.875%, 04/15/2025	345,000	353,625
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	420,000	424,746
6.625%, 10/15/2021 (S)	375,000	390,938
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	140,000	135,450
SBA Tower Trust
3.598%, 04/15/2043 (S)	320,000	321,073
Sprint Capital Corp.
6.875%, 11/15/2028	400,000	376,500
T-Mobile USA, Inc.
6.125%, 01/15/2022	350,000	371,875
6.250%, 04/01/2021	330,000	346,294
Telecom Italia Capital SA
7.200%, 07/18/2036	325,000	346,125
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,368,719
4.400%, 11/01/2034	400,000	424,061
4.522%, 09/15/2048	978,000	1,036,822
4.672%, 03/15/2055	815,000	857,323
4.862%, 08/21/2046	1,225,000	1,375,568
5.012%, 08/21/2054	696,000	770,668
6.550%, 09/15/2043	41,000	55,560
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	310,000	324,338
		14,957,724
Utilities - 1.7%
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,416,818
Beaver Valley II Funding Corp.
9.000%, 06/01/2017 (L)	48,000	50,490
BVPS II Funding Corp.
8.890%, 06/01/2017	5,000	5,103

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	$535,000	$765,946
Electricite de France SA
3.625%, 10/13/2025 (S)	375,000	394,541
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	450,000	439,920
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	405,000	397,961
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,006,276
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	390,000	412,035
6.875%, 06/21/2023 (S)	170,000	203,575
7.250%, 01/15/2019 (S)	350,000	388,500
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	335,000	340,293
NiSource Finance Corp.
6.400%, 03/15/2018	268,000	286,093
NRG Energy, Inc.
6.250%, 05/01/2024	845,000	857,675
6.625%, 01/15/2027 (S)	435,000	426,300
NRG Yield Operating LLC
5.375%, 08/15/2024	1,320,000	1,356,300
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	829,228
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,225,514
PSEG Power LLC
8.625%, 04/15/2031	736,000	963,784
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	280,000	310,800
TransAlta Corp.
6.900%, 05/15/2018	1,157,000	1,209,567
W3A Funding Corp.
8.090%, 01/02/2017	94,564	94,564
		13,381,283
TOTAL CORPORATE BONDS (Cost $318,316,183)		$334,746,714

CAPITAL PREFERRED SECURITIES - 0.6%
Financials - 0.6%
BAC Capital Trust XIV, Series G
4.000%, 10/17/2016 (P)(Q)	640,000	520,800
Goldman Sachs Capital II
4.000%, 10/31/2016 (P)(Q)	36,000	29,340
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	315,000	453,191
Sovereign Capital Trust VI
7.908%, 06/13/2036	335,000	331,762
State Street Capital Trust IV
1.652%, 06/01/2077 (P)	560,000	481,600
SunTrust Preferred Capital I
4.000%, 10/31/2016 (P)(Q)	425,000	344,250
USB Capital IX
3.500%, 10/31/2016 (P)(Q)	1,045,000	894,781

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2067 (S)	$1,665,000	$1,680,734
		4,736,458
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,643,630)		$4,736,458

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc. 3.250%, 06/01/2020 (S)	285,000	279,122
TOTAL CONVERTIBLE BONDS (Cost $285,000)		$279,122

TERM LOANS (M) - 0.1%
Industrials - 0.1%
Delta Air Lines, Inc. 3.250%, 10/18/2018	231,796	233,026
WP CPP Holdings LLC
4.500%, 12/28/2019	240,625	235,512
		468,538
Utilities - 0.0%
ExGen Texas Power LLC
5.750%, 09/16/2021	401,686	326,872
TOTAL TERM LOANS (Cost $869,857)		$795,410

MUNICIPAL BONDS - 0.4%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,958,093
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,958,093

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.8%
Commercial and residential - 12.3%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
1.104%, 08/25/2035 (P)	269,393	260,136
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.928%, 06/25/2045 (P)	482,305	463,565
Series 2005-1, Class AHM,
3.032%, 06/25/2045 (P)	232,589	228,937
Series 2004-4, Class 5A,
2.905%, 02/25/2045 (P)	480,919	481,426
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	1,350,000	1,517,733
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,130,000	2,376,177
AOA Mortgage Trust, Series 2015-1177,
Class C 3.110%, 12/13/2029 (P)(S)	545,000	549,588
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
3.034%, 09/15/2026 (P)(S)	320,000	318,126
Series 2015-200P, Class F,
3.716%, 04/14/2033 (P)(S)	450,000	409,567
Banc of America
Commercial Mortgage Trust
Series 2006-6, Class AJ,
5.421%, 10/10/2045	260,000	259,678

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Commercial
Mortgage Trust (continued)
Series 2006-6, Class AM,
5.390%, 10/10/2045	$1,350,000	$1,350,140
Series 2007-3, Class AJ,
5.539%, 06/10/2049 (P)	500,000	501,409
Series 2007-3, Class AM,
5.539%, 06/10/2049 (P)	1,000,000	1,020,645
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,000,000	1,015,338
Series 2007-3, Class B,
5.723%, 06/10/2049 (P)	200,000	199,227
Series 2007-4, Class AM,
5.808%, 02/10/2051 (P)	610,000	628,954
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.036%, 10/10/2045 (S)	18,564,295	5,250
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.984%, 10/25/2033 (P)	723,819	732,435
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.796%, 04/25/2035 (P)(S)	519,970	477,815
Series 2005-4A , Class A2,
0.836%, 01/25/2036 (P)(S)	275,446	238,221
Series 2006-2A, Class A2,
0.726%, 07/25/2036 (P)(S)	428,490	374,929
BBCMS Trust
Series 2015, Class C,
2.443%, 02/15/2028 (P)(S)	300,000	295,260
Series 2015-MSQ, Class D,
4.123%, 09/15/2022 (P)(S)	620,000	646,795
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4,
1.084%, 07/25/2035 (P)	296,338	280,762
Series 2005-7, Class 11A1,
1.064%, 08/25/2035 (P)	488,011	469,731
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.250%, 10/25/2034 (P)	503,110	499,478
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	749,389	756,301
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR5, Class X1 IO,
0.716%, 07/11/2042 (S)	1,995,840	26,119
Series 2004-T16, Class X1 IO,
0.505%, 02/13/2046 (S)	1,568,706	8,700
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.656%, 12/25/2036 (P)	938,323	771,531
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.690%, 07/05/2033 (P)(S)	500,000	499,359
Series 2014-ATLS, Class DFL,
3.523%, 07/05/2033 (P)(S)	545,000	524,650
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.942%, 08/15/2029 (P)(S)	605,000	595,129

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
BWAY Mortgage Trust
Series 2013-1515, Class F,
4.058%, 03/10/2033 (P)(S)	$655,000	$628,795
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	450,000	447,165
Series 2015-1740, Class XA IO,
1.023%, 01/13/2035 (S)	9,945,000	458,962
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
4.124%, 05/15/2029 (P)(S)	555,000	530,998
Series 2015-JWRZ, Class GL1,
3.285%, 05/15/2029 (P)(S)	500,000	492,477
Series 2015-JWRZ, Class GL2,
4.131%, 05/15/2029 (P)(S)	445,000	435,238
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA
3.442%, 12/15/2027 (P)(S)	631,511	624,778
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (P)(S)	395,000	377,300
CGGS Commercial Mortgage Trust,
Series 2016-RNDA, Class DFX
4.387%, 02/10/2021 (S)	670,000	689,416
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.976%, 07/20/2034 (P)	957,267	954,017
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class C,
4.763%, 02/10/2047 (P)	800,000	857,409
Series 2015-CR27, Class B,
4.510%, 10/10/2058 (P)	325,000	351,701
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG),
Series 2007-CD4, Class AMFX
5.366%, 12/11/2049 (P)	750,000	757,150
Commercial Mortgage Trust
(Deutsche Bank)
Series 2007-C9, Class G,
5.813%, 12/10/2049 (P)(S)	400,000	376,413
Series 2012-CR3, Class XA IO,
2.254%, 10/15/2045	15,290,747	1,248,996
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	275,000	307,748
Series 2012-LC4, Class XA IO,
2.378%, 12/10/2044 (S)	5,403,873	454,506
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	435,000	457,995
Series 2013-300P, Class E,
4.394%, 08/10/2030 (P)(S)	700,000	683,730
Series 2013-CR11, Class B,
5.330%, 10/10/2046 (P)	725,000	833,771
Series 2013-CR13, Class C,
4.909%, 12/10/2023 (P)	435,000	471,375
Series 2013-CR6, Class XA IO,
1.624%, 03/10/2046	4,693,907	196,146
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	480,000	546,797
Series 2014-FL4, Class D,
2.897%, 07/13/2031 (P)(S)	695,000	675,973
Series 2014-LC15, Class C,
4.944%, 04/10/2047 (P)	400,000	427,039

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche
Bank) (continued)
Series 2014-TWC, Class D,
2.685%, 02/13/2032 (P)(S)	$485,000	$478,079
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.585%, 08/13/2027 (P)(S)	605,000	595,507
Commercial Mortgage Trust (Deutsche
Bank/UBS), Series 2014-UBS2,
Class XA IO 1.404%, 03/10/2047	5,142,312	349,122
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
1.901%, 08/15/2045	11,059,843	859,102
Series 2014-CR15, Class XA IO,
1.460%, 02/10/2047	15,805,395	796,299
Series 2014-CR16, Class C,
5.068%, 04/10/2047 (P)	935,000	1,013,241
Core Industrial Trust, Series 2015-CALW,
Class F 3.850%, 02/10/2034 (P)(S)	420,000	417,897
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM,
5.700%, 06/15/2039 (P)	500,000	503,227
Series 2008-C1, Class AJ,
6.065%, 02/15/2041 (P)(S)	400,000	361,896
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.595%, 02/15/2038 (S)	2,194,308	1,832
Deutsche Bank Commercial
Mortgage Trust, Series 2016-C3,
Class C 3.636%, 09/10/2049 (P)	180,000	175,409
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 1.028%, 06/25/2034 (P)	218,262	207,558
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.889%, 07/19/2044 (P)	974,456	885,187
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.631%, 11/25/2049 (P)(S)	1,000,000	1,086,255
Series 2011-K11, Class B,
4.572%, 12/25/2048 (P)(S)	875,000	942,264
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.495%, 12/15/2034 (P)(S)	325,000	326,701
Series 2015-NRF, Class EFX,
3.495%, 12/15/2034 (P)(S)	525,000	514,498
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.008%, 06/10/2048 (S)	4,466,862	1
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class AM
5.606%, 12/10/2049 (P)	400,000	395,967
Great Wolf Trust, Series 2015-WOLF,
Class D 3.934%, 05/15/2034 (P)(S)	765,000	757,326
Greenwich Capital
Commercial Funding Corp.
Series 2006-GG7, Class AM,
5.921%, 07/10/2038 (P)	327,860	327,526
Series 2007-GG11, Class AJ,
6.032%, 12/10/2049 (P)	620,000	620,032

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO,
2.658%, 05/10/2045	$9,630,625	$768,020
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	901,017
Series 2014-NEW, Class C,
3.790%, 01/10/2031 (S)	230,000	232,948
Series 2014-NEW, Class D,
3.790%, 01/10/2031 (S)	1,000,000	1,004,934
Series 2015-590M, Class C,
3.932%, 10/10/2035 (P)(S)	580,000	581,982
Series 2016-ICE2, Class D,
6.192%, 03/15/2033 (P)(S)	575,000	576,484
Series 2016-RENT, Class D,
4.202%, 02/10/2029 (P)(S)	610,000	609,836
Series 2005-GG4, Class XC IO,
0.673%, 07/10/2039 (S)	2,753,268	1,928
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.236%, 08/19/2045	2,001,833	129,287
Series 2005-9, Class 2A1C,
0.888%, 06/20/2035 (P)	404,868	367,775
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	21,617,801	340,113
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	22,796,917	333,838
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	17,712,075	227,334
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.584%, 07/15/2029 (P)(S)	560,000	542,621
Hilton USA Trust
Series 2013-HLF, Class EFL,
4.186%, 11/05/2030 (P)(S)	382,633	382,820
Series 2013-HLT, Class DFX,
4.406%, 11/05/2030 (S)	737,000	737,155
Series 2013-HLT, Class EFX,
4.453%, 11/05/2030 (P)(S)	500,000	500,767
Hudsons Bay Simon JV Trust,
Series 2015-HBFL, Class DFL
4.173%, 08/05/2034 (P)(S)	440,000	434,243
Impac Secured Assets CMN Owner Trust,
Series 2004-4, Class M2
1.334%, 02/25/2035 (P)	430,000	395,994
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.646%, 12/25/2036 (P)	315,838	283,919
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.261%, 07/25/2035	8,175,837	629,212
Series 2005-AR8, Class AX2 IO,
2.267%, 05/25/2035	8,607,648	620,994
Series 2005-AR18, Class 1X IO,
2.088%, 10/25/2036	3,054,383	266,750
Series 2005-AR18, Class 2X IO,
1.818%, 10/25/2036	3,666,483	228,696
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.105%, 05/15/2048 (S)	15,999,480	589,893
JPMBB Commercial
Mortgage Securities Trust
Series 2013-C14, Class XA IO,
0.950%, 08/15/2046	11,302,703	325,522

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage
Securities Trust (continued)
Series 2014-C19, Class C,
4.830%, 04/15/2047 (P)	$820,000	$859,533
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-CB17, Class AM,
5.464%, 12/12/2043	300,000	300,405
Series 2006-LDP8, Class X IO,
0.454%, 05/15/2045	8,075,077	71
Series 2007-LD12, Class AM,
6.203%, 02/15/2051 (P)	885,000	909,371
Series 2011-C3A, Class XA IO,
1.046%, 02/15/2046 (S)	18,687,281	545,472
Series 2011-C4, Class XA IO,
1.366%, 07/15/2046 (S)	22,920,250	683,791
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	11,850,000	868,605
Series 2014-FL5, Class C,
2.534%, 07/15/2031 (P)(S)	720,000	708,518
Series 2014-INN, Class F,
4.442%, 06/15/2029 (P)(S)	500,000	480,833
Series 2014-PHH, Class C,
2.534%, 08/15/2027 (P)(S)	885,000	880,877
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (S)	635,000	641,325
Series 2015-SGP, Class B,
3.192%, 07/15/2036 (P)(S)	525,000	525,920
Series 2016-JP3, Class C,
3.483%, 09/15/2026 (P)	244,000	236,888
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AJ,
5.937%, 06/15/2038 (P)	17,671	17,660
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	501,131
Series 2007-C7, Class AJ,
6.241%, 09/15/2045 (P)	300,000	301,719
Series 2005-C1, Class XCL IO,
0.302%, 02/15/2040 (S)	1,230,965	4,124
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.624%, 11/25/2034 (P)	510,000	495,119
Series 2004-13, Class 2A1,
2.850%, 04/21/2034 (P)	369,051	377,243
Series 2004-8, Class 5A1,
2.760%, 08/25/2034 (P)	779,180	770,223
MASTR Alternative Loan Trust
Series 2004-4, Class 8A1,
6.500%, 05/25/2034	477,338	488,485
Series 2005-2, Class 4A3,
0.924%, 03/25/2035 (P)	255,200	242,325
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)	420,030	405,101
Series 2005-A, Class A1,
0.985%, 03/25/2030 (P)	44,165	42,704
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.360%, 02/12/2051 (S)	28,420,552	87,535
Series 2005-CIP1, Class XC IO,
0.033%, 07/12/2038 (S)	12,206,771	1

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Trust (continued)
Series 2006-C2, Class X IO,
0.547%, 08/12/2043 (S)	$4,482,192	$508
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	1,260,000	1,270,571
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	975,000	986,632
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.732%, 08/15/2045 (S)	13,736,649	796,235
Series 2012-C6, Class XA IO,
2.065%, 11/15/2045 (S)	10,969,463	711,092
Series 2013-C7, Class C,
4.315%, 02/15/2046 (P)	325,000	331,599
Series 2013-C7, Class XA IO,
1.628%, 02/15/2046	14,279,106	915,942
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	345,000	356,051
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.681%, 04/15/2049 (P)	825,000	797,974
Series 2011-C3, Class XA IO,
1.126%, 07/15/2049 (S)	12,098,819	355,953
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,530,330
Series 2014-150E, Class D,
4.295%, 09/09/2032 (P)(S)	1,155,000	1,187,235
Series 2015, Class XLF1 C,
2.634%, 08/14/2031 (P)(S)	405,000	403,256
Series 2005-IQ9, Class X1 IO,
1.382%, 07/15/2056 (S)	5,088,572	40,622
Series 2005-T17, Class X1 IO,
0.940%, 12/13/2041 (S)	1,828,861	13,301
MortgageIT Trust, Series 2005-2,
Class 1A2 0.854%, 05/25/2035 (P)	289,745	274,194
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	562,542
Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through Certificates
Series 2005-2, Class M2,
0.974%, 04/25/2035 (P)	520,000	505,684
Series 2005-3, Class APT,
0.814%, 07/25/2035 (P)	329,858	322,240
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.344%, 12/25/2045	4,156,816	447,784
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	14,396	14,387
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.638%, 05/20/2035 (P)	136,013	124,071
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
6.033%, 07/15/2027 (P)(S)	99,305	96,983
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.963%, 10/10/2036 (P)(S)	415,000	416,601
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	375,000	407,740

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.806%, 05/10/2063 (S)	$12,463,310	$665,105
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	709,000	729,966
Wachovia Bank
Commercial Mortgage Trust
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	500,000	500,841
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	400,000	400,412
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	930,000	942,455
Series 2005-C17, Class XC IO,
0.363%, 03/15/2042 (S)	724,019	2,843
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.846%, 06/25/2044 (P)	707,069	657,018
Series 2005-AR19, Class A1A2,
0.814%, 12/25/2045 (P)	503,067	460,783
Series 2005-AR2, Class 2A1B,
0.894%, 01/25/2045 (P)	1,165,659	1,069,709
Series 2005-AR2, Class 2A3,
0.874%, 01/25/2045 (P)	286,611	266,268
Series 2005-AR8, Class 2AB2,
0.944%, 07/25/2045 (P)	1,333,135	1,209,298
Series 2005-AR8, Class 2AB3,
0.806%, 07/25/2045 (P)	672,778	606,709
Washington Mutual Mortgage Pass
Through Certificates, Series 2005-1,
Class 6A1 6.500%, 03/25/2035	306,835	305,252
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	750,000	737,017
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	570,000	532,350
Series 2015-LC22, Class B,
4.539%, 09/15/2058 (P)	435,000	492,745
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.880%, 03/25/2035 (P)	395,313	392,960
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.405%, 03/15/2044 (S)	17,166,450	795,778
Series 2012-C10, Class XA IO,
1.729%, 12/15/2045 (S)	7,452,134	548,771
Series 2012-C9, Class XA IO,
2.295%, 11/15/2045 (S)	13,891,223	1,154,943
Series 2013-C15, Class B,
4.629%, 08/15/2046 (P)	125,000	139,031
Series 2013-C16, Class B,
5.149%, 09/15/2046 (P)	275,000	311,468
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
3.005%, 11/15/2029 (P)(S)	84,360	82,682
		94,946,924
U.S. Government Agency - 3.5%
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M1,
1.896%, 11/25/2023 (P)	356,749	358,115

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2015-DNA1, Class M2,
2.374%, 10/25/2027 (P)	$560,000	$569,658
Series 2016-DNA3, Class M2,
2.670%, 12/25/2028 (P)	280,000	284,690
Series 2016-HQA2, Class M2,
2.694%, 11/25/2028 (P)	250,000	256,336
Series 290, Class IO,
3.500%, 11/15/2032	3,033,863	441,506
Series 3387, Class SB IO,
5.986%, 11/15/2037	2,273,454	441,445
Series 3632, Class AP,
3.000%, 02/15/2040	2,196,380	2,289,246
Series 3830, Class NI IO,
4.500%, 01/15/2036	2,398,021	128,662
Series K005, Class AX IO,
1.367%, 11/25/2019	10,092,297	382,914
Series K011, Class X1 IO,
0.293%, 11/25/2020	52,532,962	536,220
Series K014, Class X1 IO,
1.212%, 04/25/2021	9,799,891	460,078
Series K015, Class X1 IO,
1.624%, 07/25/2021	7,883,808	514,866
Series K018, Class X1 IO,
1.544%, 01/25/2022	4,711,946	280,217
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,039,697
Series K021, Class X1 IO,
1.488%, 06/25/2022	13,168,435	920,675
Series K022, Class X1 IO,
1.398%, 07/25/2022	13,421,890	808,027
Series K026, Class X1 IO,
1.156%, 11/25/2022	10,944,960	565,536
Series K705, Class X1 IO,
1.729%, 09/25/2018	15,110,240	432,919
Series K707, Class X1 IO,
1.667%, 12/25/2018	11,100,956	313,884
Series K710, Class X1 IO,
1.892%, 05/25/2019	5,116,985	191,977
Series KAIV, Class X1 IO,
1.334%, 06/25/2021	24,887,489	1,201,269
Series KS01, Class X1 IO,
1.435%, 01/25/2023	7,644,187	458,145
Series T-41, Class 3A,
5.853%, 07/25/2032 (P)	79,224	90,340
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	15,684	18,277
Series 2010-135, Class TS IO,
5.574%, 12/25/2040	3,618,814	576,311
Series 2010-15, Class KA,
4.000%, 03/25/2039	643,478	668,810
Series 2011-41, Class KA,
4.000%, 01/25/2041	768,872	810,681
Series 2011-86, Class NA,
4.000%, 01/25/2041	1,385,742	1,428,227
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	3,050,600	425,586
Series 2012-21, Class PA,
2.000%, 03/25/2041	5,215,526	5,257,466
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,498,897	1,512,768

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-M5, Class X IO,
0.603%, 02/25/2022	$19,685,551	$520,527
Series 2013-M11, Class SA IO,
6.224%, 01/25/2018	1,420,870	41,012
Series 2002-W3, Class A5,
7.500%, 11/25/2041	106,457	124,983
Government National
Mortgage Association
Series 2008-90, Class IO,
0.761%, 12/16/2050	4,055,425	542,179
Series 2010-147, Class SA IO,
5.732%, 05/20/2040	3,312,322	382,786
Series 2010-85, Class SB IO,
6.166%, 03/16/2040	3,180,561	569,043
Series 2012-114, Class IO,
0.901%, 01/16/2053	2,388,520	153,028
Series 2012-120, Class IO,
0.904%, 02/16/2053	12,131,707	698,655
Series 2012-70, Class IO,
0.591%, 08/16/2052	8,127,201	262,049
Series 2016-87, Class IO,
1.010%, 08/16/2058	2,942,721	240,699
		27,199,509
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $116,300,018)		$122,146,433

ASSET BACKED SECURITIES - 8.8%
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.974%, 10/25/2035 (P)	850,000	801,844
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.696%, 05/10/2032 (P)(S)	46,446	46,156
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	790,000	797,406
Series 2015-1, Class A4,
1.750%, 05/15/2020	620,000	626,713
Ally Master Owner Trust, Series 2015-3,
Class A 1.630%, 05/15/2020	655,000	657,761
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.935%, 01/25/2036 (P)	900,000	860,735
Series 2005-R3, Class M2,
0.994%, 05/25/2035 (P)	485,000	465,224
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	1,381	1,471
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.876%, 05/14/2020 (P)(S)	500,000	499,980
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	1,395,000	1,417,760
Arby’s Funding LLC, Series 2015-1A,
Class A2 4.969%, 10/30/2045 (S)	923,025	941,471
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.568%, 01/25/2034 (P)	162,150	152,051
Series 2004-W6, Class M1,
1.349%, 05/25/2034 (P)	91,155	87,259

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	$900,000	$891,897
BA Credit Card Trust, Series 2015-A2,
Class A 1.360%, 09/15/2020	280,000	281,117
Bank of the West Auto Trust,
Series 2015-1, Class A4
1.660%, 09/15/2020 (S)	620,000	623,565
Battalion CLO, Ltd.
Series 2007-1A, Class D,
2.780%, 07/14/2022 (P)(S)	400,000	396,221
Series 2007-1A, Class E,
4.880%, 07/14/2022 (P)(S)	200,000	198,437
BMW Vehicle Owner Trust,
Series 2016-A, Class A4
1.600%, 12/27/2022	460,000	461,293
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.746%, 06/27/2033 (P)(S)	568,645	483,348
Cabela’s Credit Card Master Note Trust,
Series 2016-1, Class A1
1.780%, 06/15/2022	1,150,000	1,152,439
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	595,000	599,805
Series 2015-2, Class A4,
1.750%, 01/15/2021	595,000	599,020
Series 2016-2, Class A4,
2.140%, 12/15/2021	345,000	347,667
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5,
1.600%, 05/17/2021	790,000	796,349
Series 2016-A3, Class A3,
1.340%, 04/15/2022	1,260,000	1,262,925
CarMax Auto Owner Trust
Series 2015-2, Class A4,
1.800%, 03/15/2021	440,000	444,871
Series 2016-1, Class A4,
1.880%, 06/15/2021	425,000	430,937
Series 2016-2, Class A4,
1.680%, 09/15/2021	495,000	498,963
Centex Home Equity
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	60,673	60,778
Series 2005-A, Class M4,
1.246%, 01/25/2035 (P)	162,145	113,896
Chase Issuance Trust
Series 2015-A2, Class A2,
1.590%, 02/18/2020	1,125,000	1,131,723
Series 2016-A2, Class A,
1.370%, 06/15/2021	1,025,000	1,027,899
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	410,000	411,646
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	565,000	589,863
Series 2014-A8, Class A8,
1.730%, 04/09/2020	825,000	832,745
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,468,625	1,472,411

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
CNH Equipment Trust
Series 2015-C, Class A3,
1.660%, 11/16/2020	$895,000	$900,260
Series 2016-B, Class A3,
1.630%, 08/16/2021	385,000	387,902
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	512,400	541,484
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	7,746	6,001
Countrywide Asset-Backed
Certificates Trust, Series 2004-10,
Class AF5B 5.088%, 02/25/2035 (P)	327,235	328,472
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.908%, 07/25/2035 (P)	232,414	227,824
Series 2006-MH1, Class B1,
5.340%, 10/25/2036 (P)(S)	2,560,000	2,323,392
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,185,000	1,150,077
CSMC Trust, Series 2006-CF2, Class M1
0.916%, 05/25/2036 (P)(S)	271,984	268,789
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	792,925	810,591
Discover Card Execution Note Trust,
Series 2016-A1, Class A1
1.640%, 07/15/2021	1,625,000	1,640,060
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	530,988	521,176
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.499%, 12/25/2034 (P)	334,449	306,696
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.615%, 04/25/2034 (P)	135,619	124,472
Series 2004-1, Class M3,
5.760%, 04/25/2034 (P)	303,746	277,916
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	305,000	308,476
Series 2015-A, Class A4,
1.640%, 06/15/2020	350,000	351,762
Series 2015-B, Class A4,
1.580%, 08/15/2020	370,000	371,404
Series 2016-B, Class A4,
1.520%, 08/15/2021	270,000	271,498
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	740,000	742,377
Series 2014-4, Class A1,
1.400%, 08/15/2019	1,000,000	1,002,663
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	897,117	891,925
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	300,000	301,637
Series 2015-2, Class A4,
1.850%, 07/22/2019	650,000	654,664
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	360,000	359,780

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
2.028%, 04/15/2019 (P)(S)	$600,000	$596,563
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.794%, 10/25/2035 (P)	293,459	277,113
GSAA Trust, Series 2005-10, Class M3
1.074%, 06/25/2035 (P)	457,960	446,536
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.746%, 03/25/2035 (P)(S)	841,962	828,808
HarbourView CLO VI, Ltd.,
Series 2006-1, Class D
4.330%, 12/27/2019 (P)(S)	500,000	500,509
Hertz Vehicle Financing LLC,
Series 2016-3A, Class A
2.270%, 07/25/2020 (S)	550,000	550,435
Home Equity Asset Trust
Series 2005-1, Class M4,
1.544%, 05/25/2035 (P)	245,000	238,217
Series 2005-3, Class M4,
1.484%, 08/25/2035 (P)	345,000	324,583
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	1,030,000	1,032,721
Series 2015-2, Class A4,
1.470%, 08/23/2021	545,000	547,610
Series 2016-2, Class A4,
1.620%, 08/15/2022	690,000	695,120
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	585,000	587,629
Series 2015-A, Class A4,
1.650%, 12/15/2021	425,000	428,041
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.496%, 02/25/2034 (P)	101,448	97,340
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
1.044%, 06/25/2035 (P)	296,857	286,626
Series 2005-WMC1, Class M1,
1.274%, 09/25/2035 (P)	366,699	328,231
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	366,740	367,654
Mountain View CLO II, Ltd.,
Series 2006-2A, Class B
1.031%, 01/12/2021 (P)(S)	500,000	488,639
MVW Owner Trust
Series 2014-1A, Class A,
2.250%, 09/22/2031 (S)	179,839	179,851
Series 2015-1A, Class A,
2.520%, 12/20/2032 (S)	435,916	438,448
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.804%, 09/25/2036 (P)	604,662	571,367
Nautique Funding, Ltd., Series 2006-1A,
Class D 4.628%, 04/15/2020 (P)(S)	500,000	505,198
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
1.199%, 03/25/2035 (P)	750,000	704,925
Series 2005-2, Class M2,
1.199%, 06/25/2035 (P)	1,090,000	1,046,900

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A4
1.540%, 10/17/2022	$370,000	$372,901
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	710,000	711,556
Octagon Investment Partners XI, Ltd.,
Series 2007-1A, Class B
1.412%, 08/25/2021 (P)(S)	500,000	484,746
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.346%, 01/25/2034 (P)	415,798	389,046
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	710,000	712,669
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.674%, 09/25/2036 (P)	586,512	571,615
Shasta CLO, Ltd., Series 2007-1A,
Class B2L 4.184%, 04/20/2021 (P)(S)	500,000	497,004
Shinnecock CLO, Series 2006-1A,
Class D 2.428%, 07/15/2018 (P)(S)	600,000	597,138
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	345,299	345,493
Sonic Capital LLC, Series 2016-1A,
Class A2 4.472%, 05/20/2046 (S)	313,950	321,903
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.964%, 11/25/2035 (P)	310,000	300,837
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.824%, 12/25/2036 (P)	786,485	777,643
Structured Asset Investment Loan Trust,
Series 2005-2, Class M2
1.259%, 03/25/2035 (P)	655,000	622,466
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M1
0.954%, 09/25/2035 (P)	345,000	332,611
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4
1.780%, 01/15/2021 (S)	650,000	654,210
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%, 03/15/2022	570,000	578,419
Taco Bell Funding LLC
Series 2016-1A, Class A2I,
3.832%, 05/25/2046 (S)	745,000	755,463
Series 2016-1A, Class A2II,
4.377%, 05/25/2046 (S)	700,000	725,369
TAL Advantage V LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	737,959	725,764
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4,
1.740%, 09/15/2020	500,000	504,882
Series 2016-B, Class A4,
1.520%, 08/16/2021	435,000	437,129
Series 2016-C, Class A4,
1.320%, 11/15/2021	390,000	388,980
VB-S1 Issuer LLC, Series 2016-1A,
Class F 6.901%, 06/15/2046 (S)	250,000	252,777
Verizon Owner Trust, Series 2016-1A,
Class A 1.420%, 01/20/2021 (S)	655,000	656,482

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	$410,000	$409,658
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	999,900	1,004,314
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	594,000	603,217
Westgate Resorts LLC
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	98,648	98,802
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	681,972	674,470
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	440,228	435,826
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	159,319	158,841
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	370,611	368,401
Series 2015-2A, Class B,
4.000%, 07/20/2028 (S)	785,907	780,317
Series 2016-1A, Class A,
3.500%, 12/20/2028 (S)	330,938	331,174
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%, 09/15/2021	885,000	895,261
TOTAL ASSET BACKED SECURITIES (Cost $67,719,460)		$68,083,392

PREFERRED SECURITIES - 0.5%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	2,216	$198,955
Financials - 0.3%
Discover Financial Services, 6.500%	13,900	362,512
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	11,950	352,286
GMAC Capital Trust I, 6.602% (P)	34,200	869,022
Regions Financial Corp., 6.375%	8,726	226,003
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	14,525	389,415
Wells Fargo & Company,
Series L, 7.500%	210	274,806
		2,474,044
Industrials - 0.0%
Glasstech, Inc., Series A (I)	1	602
Utilities - 0.2%
Dominion Resources, Inc., 6.750%	18,500	923,150
DTE Energy Company, 6.500%	6,310	328,120
Exelon Corp., 6.500%	6,077	284,039
		1,535,309
TOTAL PREFERRED SECURITIES (Cost $4,168,297)		$4,208,910

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	617,794	6,182,022
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,181,856)		$6,182,022

SHORT-TERM INVESTMENTS - 5.2%

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 4.8%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	37,293,920	$37,293,920
Repurchase agreement - 0.4%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2016 at 0.420% to be
repurchased at $979,034 on 10/03/2016,
collateralized by $962,600
U.S. Treasury Inflation Indexed Notes,
0.125% due 04/15/2021 (valued at
$998,640, including interest)	$979,000	$979,000
Repurchase Agreement with State
Street Corp. dated 09/30/2016 at
0.030% to be repurchased at $1,746,004
on 10/03/2016, collateralized by
$1,620,000 U.S. Treasury Notes,
3.500% due 05/15/2020 (valued at
$1,786,050, including interest)	1,746,000	1,746,000
		2,725,000
TOTAL SHORT-TERM INVESTMENTS (Cost $40,018,920)		$40,018,920
Total Investments (Active Bond Trust)
(Cost $752,149,843) - 100.9%		$780,712,764
Other assets and liabilities, net - (0.9%)		(7,080,197)
TOTAL NET ASSETS - 100.0%		$773,632,567

All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.7%
Consumer discretionary - 10.3%
Auto components - 1.1%
Cooper Tire & Rubber Company	39,800	$1,513,197
Lear Corp.	8,100	981,882
Visteon Corp.	1,500	107,490
		2,602,569
Automobiles - 1.0%
General Motors Company	74,200	2,357,334
Hotels, restaurants and leisure - 1.1%
Darden Restaurants, Inc.	1,900	116,508
Domino’s Pizza, Inc.	800	121,480
Marriott International, Inc., Class A	35,200	2,370,016
Starbucks Corp.	2,000	108,280
		2,716,284
Internet and direct marketing retail - 0.2%
Amazon.com, Inc. (I)	490	410,282
Leisure products - 1.1%
Smith & Wesson Holding Corp. (I)(L)	106,400	2,829,176
Media - 1.9%
Comcast Corp., Class A	23,100	1,532,454
Omnicom Group, Inc.	15,400	1,309,000
The Walt Disney Company	18,200	1,690,052
		4,531,506
Specialty retail - 3.9%
Aaron’s, Inc.	8,600	218,612

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
American Eagle Outfitters, Inc. (L)	130,500	$2,330,730
Lowe’s Companies, Inc.	11,500	830,415
O’Reilly Automotive, Inc. (I)	5,500	1,540,605
The Children’s Place, Inc.	37,100	2,963,177
The Gap, Inc.	25,400	564,896
The Home Depot, Inc.	8,200	1,055,176
		9,503,611
		24,950,762
Consumer staples - 9.5%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	5,200	474,812
Food and staples retailing - 2.9%
Sysco Corp.	61,400	3,009,214
Wal-Mart Stores, Inc.	54,100	3,901,692
		6,910,906
Food products - 3.9%
Dean Foods Company	157,800	2,587,920
Ingredion, Inc.	1,800	239,508
Pilgrim’s Pride Corp. (L)	77,300	1,632,576
Sanderson Farms, Inc. (L)	19,900	1,916,967
Tyson Foods, Inc., Class A	42,300	3,158,541
		9,535,512
Household products - 0.9%
Colgate-Palmolive Company	3,100	229,834
The Clorox Company	5,400	675,972
The Procter & Gamble Company	14,500	1,301,375
		2,207,181
Tobacco - 1.6%
Altria Group, Inc.	49,900	3,155,177
Philip Morris International, Inc.	6,900	670,818
		3,825,995
		22,954,406
Energy - 5.6%
Energy equipment and services - 1.3%
Transocean, Ltd. (L)	301,800	3,217,188
Oil, gas and consumable fuels - 4.3%
DHT Holdings, Inc.	68,800	288,272
Exxon Mobil Corp.	9,500	829,160
Pioneer Natural Resources Company	18,100	3,360,265
Tesoro Corp.	33,700	2,681,172
Valero Energy Corp.	58,200	3,084,600
		10,243,469
		13,460,657
Financials - 12.7%
Banks - 4.6%
Banc of California, Inc.	19,200	335,232
Citigroup, Inc.	72,000	3,400,560
Citizens Financial Group, Inc.	50,000	1,235,500
Enterprise Financial Services Corp.	1,900	59,375
Heartland Financial USA, Inc.	5,800	209,206
Popular, Inc.	76,500	2,923,830
SunTrust Banks, Inc.	65,700	2,877,660
		11,041,363
Capital markets - 2.0%
BlackRock, Inc.	5,940	2,153,012
CME Group, Inc.	8,300	867,516

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Intercontinental Exchange, Inc.	2,400	$646,464
INTL. FCStone, Inc. (I)	17,700	687,645
MarketAxess Holdings, Inc.	2,000	331,180
OM Asset Management PLC	10,200	141,882
		4,827,699
Consumer finance - 1.3%
Discover Financial Services	41,800	2,363,790
FirstCash, Inc.	14,700	692,076
		3,055,866
Insurance - 3.0%
Alleghany Corp. (I)	2,180	1,144,544
Ambac Financial Group, Inc. (I)	23,800	437,682
Assurant, Inc.	15,000	1,383,750
Assured Guaranty, Ltd.	4,100	113,775
Cincinnati Financial Corp.	13,400	1,010,628
Markel Corp. (I)	3,246	3,014,787
Reinsurance Group of America, Inc.	2,100	226,674
		7,331,840
Mortgage real estate investment trusts - 1.7%
Chimera Investment Corp. (I)	170,500	2,719,475
MFA Financial, Inc.	206,100	1,541,628
		4,261,103
Thrifts and mortgage finance - 0.1%
HomeStreet, Inc. (I)	11,700	293,202
Waterstone Financial, Inc.	2,800	47,572
		340,774
		30,858,645
Health care - 16.0%
Biotechnology - 3.6%
Amgen, Inc.	25,000	4,170,250
Gilead Sciences, Inc.	48,600	3,845,232
PDL BioPharma, Inc.	49,700	166,495
United Therapeutics Corp. (I)	5,100	602,208
		8,784,185
Health care equipment and supplies - 1.3%
Baxter International, Inc.	67,200	3,198,720
Health care providers and services - 5.1%
Aetna, Inc.	28,800	3,324,960
Anthem, Inc.	6,000	751,860
Healthways, Inc. (I)	33,300	881,118
UnitedHealth Group, Inc.	31,100	4,354,000
WellCare Health Plans, Inc. (I)	24,700	2,892,123
		12,204,061
Life sciences tools and services - 0.9%
Mettler-Toledo International, Inc. (I)	2,300	965,609
Waters Corp. (I)	7,800	1,236,222
		2,201,831
Pharmaceuticals - 5.1%
Johnson & Johnson	52,900	6,249,077
Merck & Company, Inc.	76,600	4,780,606
Pfizer, Inc.	39,600	1,341,252
		12,370,935
		38,759,732
Industrials - 11.1%
Aerospace and defense - 2.5%
BWX Technologies, Inc.	18,500	709,845

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Huntington Ingalls Industries, Inc.	5,800	$889,836
Northrop Grumman Corp.	1,600	342,320
Raytheon Company	2,700	367,551
The Boeing Company	28,900	3,807,286
		6,116,838
Airlines - 2.6%
Alaska Air Group, Inc.	900	59,274
Hawaiian Holdings, Inc. (I)	62,100	3,018,060
United Continental Holdings, Inc. (I)	59,800	3,137,706
		6,215,040
Building products - 1.0%
Insteel Industries, Inc.	23,600	855,264
Universal Forest Products, Inc.	14,900	1,467,501
		2,322,765
Commercial services and supplies - 1.3%
Waste Management, Inc.	51,400	3,277,264
Construction and engineering - 0.9%
Argan, Inc.	21,100	1,248,909
Comfort Systems USA, Inc.	16,000	468,960
MasTec, Inc. (I)	15,500	460,970
		2,178,839
Machinery - 2.5%
Global Brass & Copper Holdings, Inc.	17,500	505,575
Lydall, Inc. (I)	6,100	311,893
Parker-Hannifin Corp.	500	62,765
The Greenbrier Companies, Inc. (L)	86,000	3,035,800
Wabash National Corp. (I)	154,900	2,205,776
		6,121,809
Professional services - 0.3%
CBIZ, Inc. (I)	2,500	27,975
Insperity, Inc.	10,300	748,192
		776,167
		27,008,722
Information technology - 23.4%
Communications equipment - 2.2%
Cisco Systems, Inc.	32,000	1,015,040
Finisar Corp. (I)	29,400	876,120
InterDigital, Inc.	19,600	1,552,320
NETGEAR, Inc. (I)	32,600	1,971,974
		5,415,454
Electronic equipment, instruments and components - 1.0%
Sanmina Corp. (I)	67,400	1,918,878
SYNNEX Corp.	4,000	456,440
		2,375,318
Internet software and services - 2.2%
Alphabet, Inc., Class A (I)	1,142	918,237
Alphabet, Inc., Class C (I)	5,417	4,210,580
EarthLink Holdings Corp.	16,400	101,680
Facebook, Inc., Class A (I)	700	89,789
NIC, Inc.	4,300	101,050
		5,421,336
IT services - 6.8%
Accenture PLC, Class A	17,800	2,174,626
Automatic Data Processing, Inc.	1,300	114,660
Convergys Corp.	9,500	288,990
CSG Systems International, Inc.	4,100	169,453

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fiserv, Inc. (I)	6,500	$646,555
IBM Corp.	27,800	4,416,030
Leidos Holdings, Inc.	69,500	3,007,960
Mastercard, Inc.	24,600	2,503,542
NeuStar, Inc., Class A (I)(L)	97,000	2,579,230
Paychex, Inc.	2,000	115,740
The Hackett Group, Inc.	23,300	384,916
		16,401,702
Semiconductors and semiconductor equipment - 4.1%
Applied Materials, Inc.	110,000	3,316,500
Intel Corp.	2,200	83,050
Lam Research Corp.	1,900	179,949
Linear Technology Corp.	19,300	1,144,297
Photronics, Inc. (I)	6,000	61,860
Texas Instruments, Inc.	53,400	3,747,612
Xilinx, Inc.	23,400	1,271,556
		9,804,824
Software - 4.3%
Adobe Systems, Inc. (I)	10,800	1,172,232
Microsoft Corp.	103,907	5,985,043
Symantec Corp.	124,600	3,127,460
		10,284,735
Technology hardware, storage and peripherals - 2.8%
Apple, Inc.	31,482	3,559,040
HP, Inc.	211,000	3,276,830
		6,835,870
		56,539,239
Materials - 3.1%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	2,500	375,850
Innospec, Inc.	5,900	358,779
LyondellBasell Industries NV, Class A	2,600	209,716
Rayonier Advanced Materials, Inc.	39,100	522,767
The Dow Chemical Company	18,700	969,221
The Sherwin-Williams Company	4,400	1,217,304
Trinseo SA	51,700	2,924,152
		6,577,789
Metals and mining - 0.4%
Newmont Mining Corp.	2,900	113,941
Nucor Corp.	17,800	880,210
		994,151
		7,571,940
Real estate - 3.3%
Equity real estate investment trusts - 2.4%
CoreSite Realty Corp.	11,800	873,672
DuPont Fabros Technology, Inc.	7,200	297,000
Equity Commonwealth (I)	14,200	429,124
Gaming and Leisure Properties, Inc.	26,900	899,805
Monmouth Real Estate Investment Corp.	10,900	155,543
PS Business Parks, Inc.	3,200	363,424
Retail Opportunity Investments Corp.	11,700	256,932
The Macerich Company	24,600	1,989,402
WP Carey, Inc.	6,900	445,257
		5,710,159
Real estate management and development - 0.9%
Altisource Portfolio Solutions SA (I)	68,400	2,216,160
		7,926,319

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telecommunication services - 1.4%
Diversified telecommunication services - 1.2%
CenturyLink, Inc.	10,800	$296,244
FairPoint Communications, Inc. (I)	21,400	321,642
IDT Corp., Class B	12,000	206,880
Verizon Communications, Inc.	38,200	1,985,636
Wireless telecommunication services - 0.2%
T-Mobile US, Inc. (I)	1,500	70,080
Telephone & Data Systems, Inc.	20,200	549,036
		619,116
		3,429,518
Utilities - 2.3%
Electric utilities - 1.2%
Edison International	12,700	917,575
Exelon Corp.	53,900	1,794,331
MGE Energy, Inc.	1,300	73,463
		2,785,369
Gas utilities - 0.0%
Chesapeake Utilities Corp.	1,300	79,378
Multi-utilities - 1.1%
Consolidated Edison, Inc.	11,100	835,830
DTE Energy Company	1,600	149,872
MDU Resources Group, Inc.	45,000	1,144,800
NiSource, Inc.	7,800	188,058
Public Service Enterprise Group, Inc.	8,900	372,643
		2,691,203
		5,555,950
TOTAL COMMON STOCKS (Cost $225,239,503)		$239,015,890

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral Trust,
0.6548% (W)(Y)	1,323,890	13,247,633
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,247,362)		$13,247,633

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.3969% (Y)	2,152,821	$2,152,821
TOTAL SHORT-TERM INVESTMENTS (Cost $2,152,821)		$2,152,821
Total Investments (All Cap Core Trust)
(Cost $240,639,686) - 105.1%		$254,416,344
Other assets and liabilities, net - (5.1%)		(12,409,155)
TOTAL NET ASSETS - 100.0%		$242,007,189

Alpha Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 87.8%
Consumer discretionary - 11.1%
Auto components - 0.6%
Delphi Automotive PLC	46,230	$3,297,124
The Goodyear Tire & Rubber Company	11,084	358,013
		3,655,137

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles - 0.6%
Geely Automobile Holdings, Ltd.	264,920	$238,547
Harley-Davidson, Inc. (L)	36,922	1,941,728
Maruti Suzuki India, Ltd.	16,134	1,332,965
		3,513,240
Diversified consumer services - 0.3%
New Oriental Education & Technology
Group, Inc., ADR (I)	29,158	1,351,765
The Honest Company, Inc. (I)(R)	3,841	134,934
		1,486,699
Hotels, restaurants and leisure - 1.3%
China Lodging Group, Ltd., ADR	6,051	272,840
Domino’s Pizza Group PLC	147,681	714,958
McDonald’s Corp.	25,428	2,933,374
Panera Bread Company, Class A (I)	17,979	3,500,871
The Star Entertainment Group, Ltd.	40,427	187,501
		7,609,544
Household durables - 1.1%
NVR, Inc. (I)	2,878	4,719,546
PulteGroup, Inc.	86,687	1,737,207
		6,456,753
Internet and direct marketing retail - 3.8%
Amazon.com, Inc. (I)	7,422	6,214,515
ASOS PLC (I)	5,193	326,786
Ctrip.com International, Ltd., ADR (I)	5,647	262,981
Expedia, Inc.	25,921	3,025,499
Netflix, Inc. (I)	58,021	5,717,970
The Priceline Group, Inc. (I)	2,605	3,833,231
Wayfair, Inc., Class A (I)(L)	56,024	2,205,665
Zalando SE (I)	5,833	243,710
		21,830,357
Multiline retail - 0.2%
Matahari Department Store Tbk PT	647,200	918,980
Specialty retail - 2.4%
Advance Auto Parts, Inc.	29,328	4,373,391
CarMax, Inc. (I)	14,028	748,394
Jand, Inc., Class A (I)(R)	3,495	38,061
Lowe’s Companies, Inc.	34,598	2,498,322
The Home Depot, Inc.	23,282	2,995,928
The TJX Companies, Inc.	39,138	2,926,740
		13,580,836
Textiles, apparel and luxury goods - 0.8%
NIKE, Inc., Class B	89,616	4,718,282
Pandora A/S	1,223	148,129
		4,866,411
		63,917,957
Consumer staples - 5.9%
Beverages - 1.9%
Molson Coors Brewing Company, Class B	3,674	403,405
Monster Beverage Corp. (I)	23,575	3,461,046
PepsiCo, Inc.	32,328	3,516,317
The Coca-Cola Company	81,531	3,450,392
		10,831,160
Food and staples retailing - 1.6%
Ain Holdings, Inc.	1,155	78,635
Costco Wholesale Corp.	58,410	8,908,109
Sundrug Company, Ltd.	1,201	100,811
		9,087,555

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products - 0.9%
ConAgra Foods, Inc.	4,741	$223,349
Greencore Group PLC	348,458	1,514,584
Mondelez International, Inc., Class A	6,831	299,881
Nomad Foods, Ltd. (I)	91,463	1,081,093
Post Holdings, Inc. (I)	3,979	307,059
The Hershey Company	16,460	1,573,576
		4,999,542
Household products - 0.6%
Colgate-Palmolive Company	47,630	3,531,288
Reckitt Benckiser Group PLC	1,834	172,662
		3,703,950
Personal products - 0.2%
Beiersdorf AG	1,430	134,982
Ci:z Holdings Company, Ltd.	5,200	149,365
LG Household & Health Care, Ltd.	1,214	1,056,480
The Estee Lauder Companies, Inc., Class A	1,827	161,799
		1,502,626
Tobacco - 0.7%
Philip Morris International, Inc.	39,300	3,820,746
		33,945,579
Energy - 4.7%
Energy equipment and services - 0.5%
Baker Hughes, Inc.	23,650	1,193,616
Halliburton Company	34,330	1,540,730
		2,734,346
Oil, gas and consumable fuels - 4.2%
Anadarko Petroleum Corp.	33,043	2,093,604
Chevron Corp.	31,469	3,238,789
EOG Resources, Inc.	15,818	1,529,759
Karoon Gas Australia, Ltd. (I)	151,023	155,634
Newfield Exploration Company (I)	62,503	2,716,380
Petroleo Brasileiro SA, ADR (I)	81,262	758,174
Phillips 66	42,800	3,447,540
Pioneer Natural Resources Company	28,126	5,221,592
Suncor Energy, Inc.	128,797	3,577,981
World Fuel Services Corp.	39,330	1,819,406
		24,558,859
		27,293,205
Financials - 15.2%
Banks - 5.8%
Bank Central Asia Tbk PT	962,900	1,161,419
Bank of America Corp.	194,493	3,043,815
Citigroup, Inc.	88,807	4,194,355
Cullen/Frost Bankers, Inc.	4,052	291,501
First Citizens BancShares, Inc., Class A	2,713	797,324
First Republic Bank	21,165	1,632,033
HDFC Bank, Ltd.	71,437	1,579,837
Itau Unibanco Holding SA, ADR	98,860	1,081,528
JPMorgan Chase & Co.	58,241	3,878,268
M&T Bank Corp.	37,734	4,380,917
The PNC Financial Services Group, Inc.	93,401	8,414,496
Wells Fargo & Company	73,055	3,234,875
		33,690,368
Capital markets - 1.9%
BlackRock, Inc.	16,300	5,908,098
FactSet Research Systems, Inc.	13,320	2,159,172
Hong Kong Exchanges & Clearing, Ltd.	4,279	113,245
MarketAxess Holdings, Inc.	1,449	239,940

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Moody’s Corp.	6,818	$738,253
MSCI, Inc.	3,513	294,881
Nihon M&A Center, Inc.	3,408	105,586
Partners Group Holding AG	335	169,254
S&P Global, Inc.	3,397	429,924
SEI Investments Company	11,745	535,689
		10,694,042
Consumer finance - 0.7%
American Express Company	61,510	3,939,100
Diversified financial services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	15,914	2,299,091
Cerved Information Solutions SpA	128,482	1,085,311
		3,384,402
Insurance - 6.2%
Alleghany Corp. (I)	2,253	1,182,870
American International Group, Inc.	74,249	4,405,936
Assured Guaranty, Ltd.	22,189	615,745
Chubb, Ltd.	66,103	8,305,842
Fairfax Financial Holdings, Ltd.	4,649	2,724,021
Markel Corp. (I)	5,470	5,080,372
Marsh & McLennan Companies, Inc.	47,726	3,209,574
MetLife, Inc.	152,623	6,781,040
Reinsurance Group of America, Inc.	18,050	1,948,317
White Mountains Insurance Group, Ltd.	1,990	1,651,700
		35,905,417
Thrifts and mortgage finance - 0.0%
Indiabulls Housing Finance, Ltd.	14,430	179,637
		87,792,966
Health care - 14.2%
Biotechnology - 1.0%
Actelion, Ltd. (I)	959	166,419
Biogen, Inc. (I)	7,927	2,481,389
BioMarin Pharmaceutical, Inc. (I)	4,467	413,287
Genmab A/S (I)	1,382	236,533
Incyte Corp. (I)	3,391	319,737
Novavax, Inc. (I)(L)	27,900	58,032
Regeneron Pharmaceuticals, Inc. (I)	5,143	2,067,589
TESARO, Inc. (I)	3,238	324,577
		6,067,563
Health care equipment and supplies - 3.0%
ABIOMED, Inc. (I)	11,500	1,478,670
Align Technology, Inc. (I)	36,204	3,394,125
Becton, Dickinson and Company	9,534	1,713,546
BioMerieux	1,568	233,676
Boston Scientific Corp. (I)	6,692	159,270
Corindus Vascular Robotics, Inc. (I)(L)	490,099	544,010
DexCom, Inc. (I)	39,573	3,468,969
Edwards Lifesciences Corp. (I)	6,128	738,792
Intuitive Surgical, Inc. (I)	678	491,435
Medtronic PLC	54,052	4,670,093
Senseonics Holdings, Inc. (I)	117,044	456,472
		17,349,058
Health care providers and services - 2.5%
Acadia Healthcare Company, Inc. (I)	16,876	836,206
Cardinal Health, Inc.	38,543	2,994,791
Laboratory Corp. of America Holdings (I)	17,242	2,370,430
McKesson Corp.	33,306	5,553,776

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	17,438	$2,441,320
		14,196,523
Health care technology - 0.4%
athenahealth, Inc. (I)(L)	15,558	1,962,175
CareView Communications, Inc. (I)	1,113,737	111,374
		2,073,549
Life sciences tools and services - 0.2%
Lonza Group AG (I)	1,098	210,156
Thermo Fisher Scientific, Inc.	6,483	1,031,186
		1,241,342
Pharmaceuticals - 7.1%
Allergan PLC (I)	36,086	8,310,967
Bristol-Myers Squibb Company	241,804	13,038,072
Eisai Company, Ltd.	15,700	981,933
Johnson & Johnson	59,785	7,062,402
Merck & Company, Inc.	102,611	6,403,953
Mylan NV (I)	51,252	1,953,726
Ono Pharmaceutical Company, Ltd.	40,030	1,117,656
TherapeuticsMD, Inc. (I)	321,203	2,187,392
		41,056,101
		81,984,136
Industrials - 12.7%
Aerospace and defense - 0.5%
Lockheed Martin Corp.	10,146	2,432,199
TransDigm Group, Inc. (I)	1,642	474,735
		2,906,934
Air freight and logistics - 0.8%
FedEx Corp.	939	164,025
United Parcel Service, Inc., Class B	40,581	4,437,938
XPO Logistics, Inc. (I)(L)	6,056	222,074
		4,824,037
Airlines - 0.5%
American Airlines Group, Inc.	45,500	1,665,755
Spirit Airlines, Inc. (I)	28,659	1,218,867
		2,884,622
Building products - 0.7%
Lennox International, Inc.	24,982	3,922,923
Commercial services and supplies - 1.0%
Cintas Corp.	16,213	1,825,584
Clean Harbors, Inc. (I)	48,635	2,333,507
UniFirst Corp.	10,623	1,400,749
Waste Connections, Inc.	4,551	339,960
		5,899,800
Construction and engineering - 0.1%
EMCOR Group, Inc.	4,867	290,171
Electrical equipment - 0.9%
Eaton Corp. PLC	39,099	2,569,195
EnerSys	2,383	164,880
Generac Holdings, Inc. (I)	64,865	2,354,600
		5,088,675
Industrial conglomerates - 1.4%
3M Company	18,372	3,237,698
Honeywell International, Inc.	39,045	4,552,257
Siemens AG	3,279	384,496
		8,174,451

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery - 2.1%
Allison Transmission Holdings, Inc.	73,330	$2,103,104
GEA Group AG	6,328	351,817
IDEX Corp.	34,323	3,211,603
Nordson Corp.	3,158	314,632
Oshkosh Corp.	3,870	216,720
PACCAR, Inc.	37,633	2,212,068
The Middleby Corp. (I)	30,902	3,820,105
		12,230,049
Professional services - 0.5%
IHS Markit, Ltd. (I)	73,988	2,778,249
The Dun & Bradstreet Corp.	1,099	150,145
		2,928,394
Road and rail - 3.6%
AMERCO	4,430	1,436,339
Canadian National Railway Company	72,906	4,765,745
DSV A/S	35,429	1,767,735
Genesee & Wyoming, Inc., Class A (I)	50,035	3,449,913
Hertz Global Holdings, Inc. (I)	35,958	1,444,073
Knight Transportation, Inc.	52,276	1,499,798
Union Pacific Corp.	68,116	6,643,353
		21,006,956
Trading companies and distributors - 0.6%
Fastenal Company	30,602	1,278,552
MSC Industrial Direct Company, Inc., Class A	26,252	1,927,159
		3,205,711
		73,362,723
Information technology - 16.6%
Communications equipment - 1.0%
Arista Networks, Inc. (I)	1,297	110,349
Cisco Systems, Inc.	110,989	3,520,571
Finisar Corp. (I)	9,342	278,392
Motorola Solutions, Inc.	19,447	1,483,417
ParkerVision, Inc. (I)(L)	55,034	234,445
Ubiquiti Networks, Inc. (I)(L)	3,745	200,358
		5,827,532
Electronic equipment, instruments and components - 0.7%
AAC Technologies Holdings, Inc.	19,697	199,019
Amphenol Corp., Class A	7,273	472,163
Cognex Corp.	7,051	372,716
Coherent, Inc. (I)	8,808	973,636
Dolby Laboratories, Inc., Class A	3,971	215,586
Keysight Technologies, Inc. (I)	13,000	411,970
Largan Precision Company, Ltd.	6,800	828,760
Universal Display Corp. (I)	6,272	348,159
		3,822,009
Internet software and services - 4.5%
Alibaba Group Holding, Ltd., ADR (I)	56,391	5,965,604
Alphabet, Inc., Class A (I)	655	526,659
Alphabet, Inc., Class C (I)	5,852	4,548,701
CoStar Group, Inc. (I)	22,050	4,774,487
Facebook, Inc., Class A (I)	35,869	4,600,917
GoDaddy, Inc., Class A (I)	6,526	225,343
Just Eat PLC (I)	125,785	872,115
Match Group, Inc. (I)(L)	20,091	357,419
Mimecast, Ltd. (I)	26,300	503,119
NetEase, Inc., ADR	1,867	449,536
Quotient Technology, Inc. (I)(L)	19,911	265,015
SMS Company, Ltd.	7,081	189,410
Tencent Holdings, Ltd.	81,563	2,267,616

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
The Trade Desk, Inc., Class A (I)(L)	700	$20,447
Zillow Group, Inc., Class C (I)(L)	4,162	144,213
		25,710,601
IT services - 1.6%
Accenture PLC, Class A	26,600	3,249,722
Automatic Data Processing, Inc.	30,628	2,701,390
FleetCor Technologies, Inc. (I)	1,631	283,354
Global Payments, Inc.	4,419	339,202
Visa, Inc., Class A	34,229	2,830,738
WNS Holdings, Ltd., ADR (I)	1,900	56,905
		9,461,311
Semiconductors and semiconductor equipment - 3.5%
Broadcom, Ltd.	1,828	315,367
Cabot Microelectronics Corp.	640	33,862
Intel Corp.	88,688	3,347,972
Lam Research Corp.	5,791	548,466
Maxim Integrated Products, Inc.	11,824	472,132
Microchip Technology, Inc.	5,708	354,695
Micron Technology, Inc. (I)	267,030	4,747,793
MKS Instruments, Inc.	1,978	98,366
Monolithic Power Systems, Inc.	4,401	354,281
NXP Semiconductors NV (I)	32,262	3,291,047
Qorvo, Inc. (I)	36,114	2,012,994
Skyworks Solutions, Inc.	49,991	3,806,315
Taiwan Semiconductor
Manufacturing Company, Ltd.	105,000	617,205
		20,000,495
Software - 4.6%
Activision Blizzard, Inc.	4,639	205,508
Adobe Systems, Inc. (I)	6,973	756,849
Autodesk, Inc. (I)	3,910	282,810
Cadence Design Systems, Inc. (I)	13,297	339,472
Electronic Arts, Inc. (I)	4,603	393,096
Ellie Mae, Inc. (I)	4,896	515,549
Fair Isaac Corp.	1,418	176,669
Guidewire Software, Inc. (I)	2,347	140,773
HubSpot, Inc. (I)	8,465	487,753
Microsoft Corp.	174,632	10,058,803
Mobileye NV (I)(L)	42,428	1,806,160
Nintendo Company, Ltd.	1,983	530,953
ServiceNow, Inc. (I)	18,759	1,484,775
SS&C Technologies Holdings, Inc.	110,262	3,544,923
Take-Two Interactive Software, Inc. (I)	8,603	387,823
The Sage Group PLC	14,860	141,982
Workday, Inc., Class A (I)	53,146	4,872,957
Zendesk, Inc. (I)	19,218	590,185
		26,717,040
Technology hardware, storage and peripherals - 0.7%
Apple, Inc.	22,600	2,554,930
Pure Storage, Inc., Class A (I)(L)	24,801	336,054
Samsung Electronics Company, Ltd.	962	1,401,405
		4,292,389
		95,831,377
Materials - 3.7%
Chemicals - 2.0%
CF Industries Holdings, Inc.	139,075	3,386,476
Platform Specialty Products Corp. (I)(L)	265,011	2,149,239
Praxair, Inc.	16,852	2,036,227
Syngenta AG	3,607	1,579,659

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Chemours Company	34,000	$544,000
The Sherwin-Williams Company	5,726	1,584,155
		11,279,756
Construction materials - 0.2%
Buzzi Unicem SpA	52,689	1,080,376
Martin Marietta Materials, Inc.	1,066	190,931
		1,271,307
Containers and packaging - 0.6%
Ball Corp.	20,680	1,694,726
RPC Group PLC	17,991	223,571
Silgan Holdings, Inc.	23,727	1,200,349
		3,118,646
Metals and mining - 0.1%
Agnico Eagle Mines, Ltd.	2,056	111,394
Anglo American PLC (I)	6,750	84,178
Franco-Nevada Corp.	1,583	110,604
Franco-Nevada Corp. (Toronto
Stock Exchange)	3,508	245,088
Glencore PLC (I)	30,250	82,830
		634,094
Paper and forest products - 0.8%
Louisiana-Pacific Corp. (I)	71,946	1,354,743
Norbord, Inc.	129,275	3,320,681
		4,675,424
		20,979,227
Real estate - 1.6%
Equity real estate investment trusts - 1.4%
American Tower Corp.	29,920	3,390,834
Equinix, Inc.	3,933	1,416,863
Public Storage	13,550	3,023,547
		7,831,244
Real estate management and development - 0.2%
BR Malls Participacoes SA (I)	227,430	860,166
Kennedy Wilson Europe Real Estate PLC	15,317	199,239
Relo Group, Inc.	975	162,055
WeWork Companies, Inc., Class A (I)(R)	2,554	128,191
		1,349,651
		9,180,895
Telecommunication services - 0.6%
Diversified telecommunication services - 0.6%
Telekomunikasi Indonesia Persero Tbk PT	2,120,900	706,233
Verizon Communications, Inc.	45,598	2,370,184
		3,076,417
Wireless telecommunication services - 0.0%
NTT DOCOMO, Inc.	6,993	177,643
		3,254,060
Utilities - 1.5%
Electric utilities - 0.7%
Avangrid, Inc.	8,694	363,235
NextEra Energy, Inc.	28,287	3,460,066
		3,823,301
Gas utilities - 0.2%
UGI Corp.	32,651	1,477,131

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities - 0.6%
Dominion Resources, Inc.	47,318	$3,514,308
		8,814,740
TOTAL COMMON STOCKS (Cost $457,700,667)		$506,356,865

PREFERRED SECURITIES - 2.6%
Consumer discretionary - 0.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	8,963	314,870
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	7,805	84,996
		399,866
Financials - 0.1%
Capital markets - 0.1%
Forward Venture (I)(R)	14,346	628,642
Industrials - 0.1%
Electrical equipment - 0.1%
Lithium Technology Corp. (I)(R)	118,631	565,870
Information technology - 2.1%
Electronic equipment, instruments and components - 0.1%
Veracode, Inc. (I)(R)	18,712	501,669
Internet software and services - 1.3%
DocuSign, Inc., Series B (I)(R)	865	16,599
DocuSign, Inc., Series B1 (I)(R)	259	4,970
DocuSign, Inc., Series D (I)(R)	621	11,917
DocuSign, Inc., Series E (I)(R)	13,455	258,201
Dropbox, Inc., Series C (I)(R)	10,895	144,032
Lookout, Inc., Series F (I)(R)	25,174	193,840
Uber Technologies, Inc. (I)(R)	142,224	6,936,577
		7,566,136
Software - 0.7%
Birst, Inc., Series F (I)(R)	46,072	237,732
Cloudera, Inc., Series F (I)(R)	15,771	328,510
DraftKings, Inc., Series C (I)(R)	75,450	155,427
Essence Group Holdings Corp. (I)(R)	203,629	502,964
MarkLogic Corp., Series F (I)(R)	30,839	284,644
Nutanix, Inc. (I)	32,127	1,099,547
Pinterest, Inc., Series G (I)(R)	162,095	1,113,593
Zuora, Inc., Series F (I)(R)	99,899	441,554
		4,163,971
		12,231,776
Real estate - 0.2%
Real estate management and development - 0.2%
Redfin Corp. (I)(R)	78,202	287,001
WeWork Companies, Inc., Series D1 (I)(R)	12,694	637,140
WeWork Companies, Inc., Series D2 (I)(R)	9,974	500,618
		1,424,759
		1,424,759
TOTAL PREFERRED SECURITIES (Cost $8,527,890)		$15,250,913

CORPORATE BONDS - 0.0%
Information technology - 0.0%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$48,473	$48,473
TOTAL CORPORATE BONDS (Cost $48,473)		$48,473

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
EXCHANGE-TRADED FUNDS - 5.3%
iShares Russell 2000 ETF	120,481	$14,964,945
SPDR S&P 500 ETF Trust	71,102	15,379,363
TOTAL EXCHANGE-TRADED FUNDS (Cost $30,159,585)		$30,344,308

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	929,192	9,298,053
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,297,903)		$9,298,053

SHORT-TERM INVESTMENTS - 4.6%
Repurchase agreement - 4.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2016 at 0.510% to
be repurchased at $26,501,126 on
10/03/2016, collateralized by $26,813,100
U.S. Treasury Notes, 1.625% due
02/15/2026 (valued at $27,030,052,
including interest)	$26,500,000	$26,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,500,000)		$26,500,000
Total Investments (Alpha Opportunities Trust)
(Cost $532,234,518) - 101.9%		$587,798,612
Other assets and liabilities, net - (1.9%)		(10,861,842)
TOTAL NET ASSETS - 100.0%		$576,936,770

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	70,396,065	$1,521,962,928
TOTAL INVESTMENT COMPANIES (Cost $1,045,813,808)		$1,521,962,928
Total Investments (American Asset Allocation Trust)
(Cost $1,045,813,808) - 100.0%		$1,521,962,928
Other assets and liabilities, net - 0.0%		19,369
TOTAL NET ASSETS - 100.0%		$1,521,982,297

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 99.9%
American Funds Insurance Series - 99.9%
American Global Growth Fund - Class 1	8,845,813	$223,002,937
TOTAL INVESTMENT COMPANIES (Cost $222,223,753)		$223,002,937
Total Investments (American Global Growth Trust)
(Cost $222,223,753) - 99.9%		$223,002,937
Other assets and liabilities, net - 0.1%		166,501
TOTAL NET ASSETS - 100.0%		$223,169,438

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	13,215,645	$878,840,362
TOTAL INVESTMENT COMPANIES (Cost $724,533,517)		$878,840,362
Total Investments (American Growth Trust)
(Cost $724,533,517) - 100.0%		$878,840,362
Other assets and liabilities, net - 0.0%		3,207
TOTAL NET ASSETS - 100.0%		$878,843,569

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	24,349,570	$1,064,563,199
TOTAL INVESTMENT COMPANIES (Cost $935,511,628)		$1,064,563,199
Total Investments (American Growth-Income Trust)
(Cost $935,511,628) - 100.0%		$1,064,563,199
Other assets and liabilities, net - 0.0%		4,462
TOTAL NET ASSETS - 100.0%		$1,064,567,661

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	29,274,807	$519,627,820
TOTAL INVESTMENT COMPANIES (Cost $486,455,794)		$519,627,820
Total Investments (American International Trust)
(Cost $486,455,794) - 100.0%		$519,627,820
Other assets and liabilities, net - 0.0%		(2,279)
TOTAL NET ASSETS - 100.0%		$519,625,541

American New World Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,890,883	$80,152,185
TOTAL INVESTMENT COMPANIES (Cost $84,805,821)		$80,152,185
Total Investments (American New World Trust)
(Cost $84,805,821) - 100.0%		$80,152,185
Other assets and liabilities, net - 0.0%		(15,730)
TOTAL NET ASSETS - 100.0%		$80,136,455

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.4%
Consumer discretionary - 25.4%
Auto components - 0.7%
Delphi Automotive PLC	99,800	$7,117,736
Johnson Controls International PLC	72,577	3,377,008
		10,494,744
Automobiles - 0.7%
Ferrari NV	43,400	2,251,158
Tesla Motors, Inc. (I)(L)	42,383	8,647,403
		10,898,561
Hotels, restaurants and leisure - 2.9%
Carnival Corp.	2,000	97,640
Hilton Worldwide Holdings, Inc.	413,122	9,472,887
Las Vegas Sands Corp.	112,600	6,479,004
Marriott International, Inc., Class A	101,429	6,829,215
MGM Resorts International (I)	326,800	8,506,604
Norwegian Cruise Line Holdings, Ltd. (I)	65,200	2,458,040
Royal Caribbean Cruises, Ltd.	70,000	5,246,500
Starbucks Corp.	101,700	5,506,038
Yum! Brands, Inc.	20,600	1,870,686
		46,466,614
Internet and direct marketing retail - 14.8%
Amazon.com, Inc. (I)	174,189	145,850,192
Ctrip.com International, Ltd., ADR (I)	158,840	7,397,179
Netflix, Inc. (I)	166,000	16,359,300
The Priceline Group, Inc. (I)	43,700	64,304,113
		233,910,784
Media - 0.9%
Charter Communications, Inc., Class A (I)	30,349	8,193,320
Comcast Corp., Class A	39,400	2,613,796
The Walt Disney Company	13,400	1,244,324
Time Warner, Inc.	29,500	2,348,495
		14,399,935
Multiline retail - 0.2%
Dollar General Corp.	51,900	3,632,481
Specialty retail - 4.8%
AutoZone, Inc. (I)	10,100	7,760,234
L Brands, Inc.	1,700	120,309
Lowe’s Companies, Inc.	282,500	20,399,325
O’Reilly Automotive, Inc. (I)	61,900	17,338,809
Ross Stores, Inc.	156,000	10,030,800
The Home Depot, Inc.	128,300	16,509,644
Tractor Supply Company	66,774	4,497,229
		76,656,350
Textiles, apparel and luxury goods - 0.4%
Coach, Inc.	48,800	1,784,128
Hanesbrands, Inc.	171,600	4,332,900
NIKE, Inc., Class B	9,400	494,910
		6,611,938
		403,071,407
Consumer staples - 3.3%
Beverages - 0.7%
Constellation Brands, Inc., Class A	30,200	5,027,998
Molson Coors Brewing Company, Class B	31,700	3,480,660
Monster Beverage Corp. (I)	12,600	1,849,806
		10,358,464
Food and staples retailing - 1.8%
Costco Wholesale Corp.	19,800	3,019,698
CVS Health Corp.	89,900	8,000,201

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Walgreens Boots Alliance, Inc.	226,000	$18,220,120
		29,240,019
Food products - 0.4%
Mondelez International, Inc., Class A	117,400	5,153,860
The Kraft Heinz Company	18,000	1,611,180
		6,765,040
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	12,800	1,133,568
Tobacco - 0.3%
Philip Morris International, Inc.	46,000	4,472,120
		51,969,211
Financials - 7.3%
Banks - 0.4%
Citigroup, Inc.	50,900	2,404,007
JPMorgan Chase & Co.	71,600	4,767,844
		7,171,851
Capital markets - 6.1%
Ameriprise Financial, Inc.	43,251	4,315,152
BlackRock, Inc.	9,600	3,479,616
CME Group, Inc.	21,800	2,278,536
Intercontinental Exchange, Inc.	74,460	20,056,546
Morgan Stanley	797,100	25,555,026
Northern Trust Corp.	17,789	1,209,474
S&P Global, Inc.	26,300	3,328,528
State Street Corp.	173,507	12,081,292
TD Ameritrade Holding Corp.	496,200	17,486,088
The Bank of New York Mellon Corp.	116,500	4,646,020
The Charles Schwab Corp.	86,200	2,721,334
		97,157,612
Insurance - 0.8%
Aon PLC	5,600	629,944
Chubb, Ltd.	14,700	1,847,055
Marsh & McLennan Companies, Inc.	98,800	6,644,300
Willis Towers Watson PLC	23,500	3,120,095
		12,241,394
		116,570,857
Health care - 20.0%
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (I)	147,700	18,099,158
Biogen, Inc. (I)	51,400	16,089,742
Celgene Corp. (I)	203,600	21,282,308
Regeneron Pharmaceuticals, Inc. (I)	900	361,818
Shire PLC, ADR	64,187	12,443,292
Vertex Pharmaceuticals, Inc. (I)	148,500	12,950,685
		81,227,003
Health care equipment and supplies - 5.5%
Becton, Dickinson and Company	79,600	14,306,508
C.R. Bard, Inc.	700	156,996
Danaher Corp.	494,626	38,773,732
DENTSPLY SIRONA, Inc.	9,400	558,642
Intuitive Surgical, Inc. (I)	22,800	16,526,124
Medtronic PLC	18,311	1,582,070
Stryker Corp.	130,079	15,142,496
		87,046,568
Health care providers and services - 4.6%
Aetna, Inc.	149,694	17,282,172
Anthem, Inc.	14,700	1,842,057

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cardinal Health, Inc.	14,900	$1,157,730
Centene Corp. (I)	21,833	1,461,938
Cigna Corp.	36,600	4,769,712
Henry Schein, Inc. (I)	10,000	1,629,800
Humana, Inc.	46,400	8,207,696
McKesson Corp.	44,900	7,487,075
UnitedHealth Group, Inc.	206,400	28,896,000
		72,734,180
Life sciences tools and services - 1.6%
Agilent Technologies, Inc.	33,600	1,582,224
Thermo Fisher Scientific, Inc.	151,000	24,018,060
		25,600,284
Pharmaceuticals - 3.2%
Allergan PLC (I)	109,298	25,172,422
Bristol-Myers Squibb Company	133,500	7,198,320
Eli Lilly & Company	107,000	8,587,820
Merck & Company, Inc.	37,400	2,334,134
Pfizer, Inc.	45,300	1,534,311
Zoetis, Inc.	114,700	5,965,547
		50,792,554
		317,400,589
Industrials - 7.6%
Aerospace and defense - 1.7%
Northrop Grumman Corp.	18,900	4,043,655
Raytheon Company	19,200	2,613,696
Rockwell Collins, Inc.	10,900	919,306
Textron, Inc.	58,400	2,321,400
The Boeing Company	123,700	16,296,238
		26,194,295
Air freight and logistics - 0.6%
FedEx Corp.	59,100	10,323,588
Airlines - 2.4%
Alaska Air Group, Inc.	114,500	7,540,970
American Airlines Group, Inc.	588,700	21,552,307
Delta Air Lines, Inc.	78,500	3,089,760
United Continental Holdings, Inc. (I)	108,800	5,708,736
		37,891,773
Industrial conglomerates - 0.3%
Roper Technologies, Inc.	28,700	5,236,889
Machinery - 1.1%
Fortive Corp.	242,613	12,349,002
Pentair PLC	41,100	2,640,264
Wabtec Corp.	27,100	2,212,715
		17,201,981
Professional services - 0.2%
IHS Markit, Ltd. (I)	63,847	2,397,455
Road and rail - 1.3%
Canadian Pacific Railway, Ltd.	75,400	11,513,580
J.B. Hunt Transport Services, Inc.	40,100	3,253,714
Kansas City Southern	49,100	4,582,012
Norfolk Southern Corp.	5,800	562,948
Union Pacific Corp.	12,300	1,199,619
		21,111,873
		120,357,854

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 33.0%
Internet software and services - 16.2%
Alibaba Group Holding, Ltd., ADR (I)	324,261	$34,303,571
Alphabet, Inc., Class A (I)	50,466	40,577,692
Alphabet, Inc., Class C (I)	89,098	69,254,984
Baidu, Inc., ADR (I)	26,400	4,806,648
Facebook, Inc., Class A (I)	621,308	79,695,177
Tencent Holdings, Ltd.	1,002,500	27,871,519
		256,509,591
IT services - 7.7%
Cognizant Technology
Solutions Corp., Class A (I)	3,700	176,527
Fidelity National Information Services, Inc.	51,300	3,951,639
Fiserv, Inc. (I)	147,200	14,641,984
FleetCor Technologies, Inc. (I)	17,200	2,988,156
Mastercard, Inc.	409,700	41,695,169
PayPal Holdings, Inc. (I)	242,900	9,951,613
Visa, Inc., Class A	579,900	47,957,730
		121,362,818
Semiconductors and semiconductor equipment - 1.7%
Broadcom, Ltd.	50,200	8,660,504
NXP Semiconductors NV (I)	177,627	18,119,730
		26,780,234
Software - 6.6%
Activision Blizzard, Inc.	13,600	602,480
Electronic Arts, Inc. (I)	97,200	8,300,880
Intuit, Inc.	11,000	1,210,110
Microsoft Corp.	781,800	45,031,680
Red Hat, Inc. (I)	100,187	8,098,115
salesforce.com, Inc. (I)	335,700	23,945,481
ServiceNow, Inc. (I)	176,000	13,930,400
Workday, Inc., Class A (I)	46,500	4,263,585
		105,382,731
Technology hardware, storage and peripherals - 0.8%
Apple, Inc.	116,700	13,192,935
		523,228,309
Materials - 0.7%
Chemicals - 0.5%
Ashland Global Holdings, Inc.	13,800	1,600,110
E.I. du Pont de Nemours & Company	13,100	877,307
Ecolab, Inc.	15,000	1,825,800
PPG Industries, Inc.	1,200	124,032
The Sherwin-Williams Company	13,100	3,624,246
		8,051,495
Containers and packaging - 0.2%
Ball Corp.	46,500	3,810,675
		11,862,170
Real estate - 2.0%
Equity real estate investment trusts - 2.0%
American Tower Corp.	261,238	29,606,103
Equinix, Inc.	4,600	1,657,150
		31,263,253
		31,263,253
Utilities - 0.1%
Electric utilities - 0.1%
NextEra Energy, Inc.	15,500	1,895,960
TOTAL COMMON STOCKS (Cost $1,027,546,922)		$1,577,619,610

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral Trust,
0.6548% (W)(Y)	911,879	$9,124,806
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,124,741)		$9,124,806

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	499,590	$499,590
T. Rowe Price Prime Reserve
Fund, 0.3208% (Y)	11,880,221	11,880,221
		12,379,811
TOTAL SHORT-TERM INVESTMENTS (Cost $12,379,811)		$12,379,811
Total Investments (Blue Chip Growth Trust)
(Cost $1,049,051,474) - 100.8%		$1,599,124,227
Other assets and liabilities, net - (0.8%)		(12,758,283)
TOTAL NET ASSETS - 100.0%		$1,586,365,944

Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 39.4%
U.S. Government - 15.3%
Treasury Inflation Protected Securities
0.375%, 07/15/2025	$96,495,111	$99,791,770
U.S. Treasury Bonds
2.500%, 02/15/2045 to 05/15/2046	180,467,000	187,355,648
3.125%, 11/15/2041	150,545,000	175,702,424
3.375%, 05/15/2044	152,300,000	186,353,366
U.S. Treasury Notes
0.750%, 07/15/2019	305,385,000	304,359,212
1.000%, 06/30/2019	53,655,000	53,854,114
1.500%, 08/15/2026	169,341,000	167,813,036
1.750%, 09/30/2019 to 01/31/2023	187,090,000	191,675,246
		1,366,904,816
U.S. Government Agency - 24.1%
Federal Home Loan Bank 1.125%, 04/25/2018	16,000,000	16,077,760
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	12,500,000	13,162,975
3.000%, 02/01/2043 to 05/01/2046	126,981,342	132,853,835
3.500%, 01/01/2029 to 02/01/2045	132,406,498	141,468,238
4.000%, 09/01/2041 to 11/01/2043	53,438,534	57,973,082
4.500%, 08/01/2040 to 10/01/2041	72,867,526	80,194,745
5.000%, 09/01/2040 to 03/01/2041	19,511,059	21,790,587
5.500%, 05/01/2039	5,067,300	5,754,354
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	8,877,912
3.000%, 09/01/2027 to 04/01/2043	119,500,363	124,541,364
3.500%, 02/01/2026 to 04/01/2045	399,824,562	425,958,581
4.000%, 05/01/2025 to 06/01/2044	521,004,164	568,104,117
4.500%, 01/01/2027 to 05/01/2042	289,997,134	319,207,462
5.000%, 02/01/2033 to 12/01/2041	123,136,010	137,829,927
5.500%, 10/01/2035 to 03/01/2041	37,452,978	42,689,721
6.500%, 01/01/2039	11,447,390	13,342,576
Government National Mortgage Association
3.500%, 04/20/2046	14,610,340	15,530,483

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
4.000%, 10/15/2039 to 11/15/2041	$14,229,835	$15,380,496
		2,140,738,215
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $3,419,979,370)		$3,507,643,031

CORPORATE BONDS - 40.3%
Consumer discretionary - 4.6%
AutoNation, Inc.
4.500%, 10/01/2025	6,050,000	6,415,680
Brinker International, Inc.
2.600%, 05/15/2018	9,353,000	9,353,000
Charter Communications Operating LLC
6.484%, 10/23/2045 (S)	14,260,000	17,282,935
Delphi Automotive PLC
4.250%, 01/15/2026	11,940,000	13,014,779
Expedia, Inc.
5.000%, 02/15/2026 (S)	22,525,000	23,721,078
Ford Motor Company
4.750%, 01/15/2043	8,470,000	8,829,247
Ford Motor Credit Company LLC
2.551%, 10/05/2018	11,390,000	11,556,590
5.875%, 08/02/2021	32,919,000	37,538,885
General Motors Company
4.875%, 10/02/2023	23,865,000	25,867,846
General Motors Financial Company, Inc.
3.450%, 04/10/2022	18,925,000	19,197,274
4.000%, 01/15/2025	18,400,000	18,637,894
5.250%, 03/01/2026	9,165,000	10,036,747
Lear Corp.
5.250%, 01/15/2025	4,270,000	4,632,950
Myriad International Holdings BV
5.500%, 07/21/2025 (S)	8,425,000	9,052,663
Newell Brands, Inc.
2.150%, 10/15/2018	6,010,000	6,095,210
4.200%, 04/01/2026	10,530,000	11,475,173
O’Reilly Automotive, Inc.
3.550%, 03/15/2026	9,415,000	9,986,877
Omnicom Group, Inc.
3.600%, 04/15/2026	9,565,000	10,115,303
QVC, Inc.
4.375%, 03/15/2023	12,905,000	12,945,135
5.125%, 07/02/2022	9,060,000	9,603,944
5.450%, 08/15/2034	11,775,000	10,917,592
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	9,820,000	10,343,111
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	100,000	100,500
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	26,481,000	28,003,658
Time Warner Cable LLC
8.250%, 04/01/2019	15,105,000	17,391,806
Time Warner, Inc.
3.600%, 07/15/2025	9,570,000	10,185,475
3.875%, 01/15/2026	22,920,000	24,840,008
6.500%, 11/15/2036	8,901,000	11,526,243
Viacom, Inc.
4.375%, 03/15/2043	26,430,000	24,362,963
		413,030,566

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples - 2.2%
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	$34,470,000	$41,341,526
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	9,463,000	11,087,570
CVS Health Corp.
2.875%, 06/01/2026	8,540,000	8,672,063
5.125%, 07/20/2045	17,015,000	20,745,113
Kraft Heinz Foods Company
2.000%, 07/02/2018	18,065,000	18,243,464
4.875%, 02/15/2025 (S)	8,105,000	8,940,236
5.200%, 07/15/2045	12,080,000	14,321,082
Molson Coors Brewing Company
1.450%, 07/15/2019	5,300,000	5,284,248
3.000%, 07/15/2026	12,760,000	12,856,606
Pernod Ricard SA
5.750%, 04/07/2021 (S)	11,632,000	13,399,610
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	13,475,000	13,548,331
Whole Foods Market, Inc.
5.200%, 12/03/2025 (S)	20,580,000	22,364,327
		190,804,176
Energy - 4.6%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	16,707,693
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,820,000	5,875,302
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	17,965,000	19,523,572
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,925,000	16,596,600
DCP Midstream Operating LP
3.875%, 03/15/2023	6,220,000	5,940,100
Emera US Finance LP
3.550%, 06/15/2026 (S)	6,930,000	7,186,722
Enbridge Energy Partners LP
4.375%, 10/15/2020	8,922,000	9,410,105
Energy Transfer Partners LP
2.500%, 06/15/2018	7,425,000	7,475,572
5.150%, 03/15/2045	12,840,000	11,919,732
9.700%, 03/15/2019	10,360,000	11,885,365
EnLink Midstream Partners LP
4.150%, 06/01/2025	6,725,000	6,441,387
4.850%, 07/15/2026	5,520,000	5,557,911
Enterprise Products Operating LLC
4.465%, 08/01/2066 (P)	16,460,000	15,515,196
6.500%, 01/31/2019	16,515,000	18,317,711
6.650%, 04/15/2018	6,845,000	7,355,712
Kerr-McGee Corp.
6.950%, 07/01/2024	12,690,000	15,262,390
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	6,675,000	8,028,937
Kinder Morgan, Inc.
4.300%, 06/01/2025	7,000,000	7,279,167
5.550%, 06/01/2045	14,675,000	15,088,277
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,780,000	19,059,371
MPLX LP
4.000%, 02/15/2025	5,585,000	5,507,017
4.875%, 12/01/2024	11,797,000	12,268,880
Northwest Pipeline LLC
6.050%, 06/15/2018	23,354,000	24,609,114
Occidental Petroleum Corp.
3.400%, 04/15/2026	10,330,000	10,935,121

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP
3.200%, 09/15/2018	$10,580,000	$10,779,867
Petroleos Mexicanos
4.875%, 01/24/2022	8,950,000	9,106,625
Regency Energy Partners LP
5.500%, 04/15/2023	15,870,000	16,387,172
Shell International Finance BV
4.375%, 05/11/2045	26,885,000	29,037,440
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	7,576,000	7,730,103
4.400%, 04/01/2021	12,936,000	13,877,857
Williams Partners LP
4.875%, 05/15/2023 to 03/15/2024	34,730,000	35,123,864
		405,789,882
Financials - 14.2%
American Express Company
3.625%, 12/05/2024	10,435,000	10,875,023
Aquarius & Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	13,270,000	13,868,716
Ares Capital Corp.
3.875%, 01/15/2020	15,750,000	16,290,698
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	18,655,000	20,853,156
Australia & New Zealand Banking Group, Ltd.
(6.750% to 06/15/2026, then 5 Year
U.S. ISDAFIX + 5.168%)
06/15/2026 (L)(Q)(S)	5,540,000	6,094,864
AXA SA
8.600%, 12/15/2030	2,020,000	2,848,200
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,350,000	8,008,413
Bank of America Corp.
3.950%, 04/21/2025	5,180,000	5,365,361
4.200%, 08/26/2024	10,300,000	10,891,642
4.250%, 10/22/2026	10,435,000	11,042,891
4.450%, 03/03/2026	19,155,000	20,569,616
6.875%, 04/25/2018	19,066,000	20,560,336
Barclays Bank PLC
6.050%, 12/04/2017 (S)	18,450,000	19,291,966
10.179%, 06/12/2021 (S)	17,215,000	22,002,044
Barclays PLC
4.375%, 01/12/2026	11,935,000	12,348,416
BPCE SA
4.500%, 03/15/2025 (S)	17,505,000	17,678,177
5.700%, 10/22/2023 (S)	15,445,000	16,809,890
Capital One Bank USA NA
2.300%, 06/05/2019	24,797,000	25,082,736
Capital One Financial Corp.
2.450%, 04/24/2019	9,940,000	10,155,927
3.750%, 07/28/2026	18,020,000	18,116,497
4.200%, 10/29/2025	14,865,000	15,517,544
Capital One NA
2.350%, 08/17/2018	12,840,000	12,995,788
Citigroup, Inc.
4.500%, 01/14/2022	19,730,000	21,792,219
4.600%, 03/09/2026	14,540,000	15,537,517
CNA Financial Corp.
7.250%, 11/15/2023	4,438,000	5,399,151

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Rabobank UA (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	$19,624,000	$23,769,570
Credit Agricole SA
4.375%, 03/17/2025 (S)	14,955,000	15,267,051
Credit Agricole SA (8.125% to 09/19/2018,
then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033 (S)	13,025,000	14,050,719
Discover Bank
2.600%, 11/13/2018	18,510,000	18,787,002
8.700%, 11/18/2019	16,975,000	19,580,832
Discover Financial Services
3.950%, 11/06/2024	23,580,000	24,150,660
5.200%, 04/27/2022	9,155,000	10,080,058
Doric Nimrod Air Alpha 2013-1 Class B Pass
Through Trust
6.125%, 11/30/2021 (S)	6,455,198	6,737,613
FS Investment Corp.
4.000%, 07/15/2019	16,320,000	16,598,191
HBOS PLC
6.750%, 05/21/2018 (S)	31,463,000	33,626,018
HSBC Holdings PLC (6.375% to 09/17/2024,
then 5 Year U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	7,190,000	7,082,150
HSBC Holdings PLC (6.875% to 06/01/2021,
then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (Q)	11,750,000	12,308,125
ING Bank NV
5.800%, 09/25/2023 (S)	18,415,000	20,593,310
Jefferies Group LLC
6.875%, 04/15/2021	15,920,000	18,574,740
8.500%, 07/15/2019	8,390,000	9,657,863
JPMorgan Chase & Co.
3.200%, 06/15/2026	13,615,000	13,981,897
4.625%, 05/10/2021	24,630,000	27,277,922
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	25,790,000	28,755,850
Leucadia National Corp.
5.500%, 10/18/2023	19,450,000	20,445,918
Lloyds Banking Group PLC
4.650%, 03/24/2026	31,040,000	31,958,660
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	19,595,000	20,626,755
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	23,610,000	23,191,772
MetLife, Inc.
6.400%, 12/15/2066	13,020,000	14,411,513
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	12,950,000	14,302,381
Morgan Stanley
2.450%, 02/01/2019	9,355,000	9,524,513
3.875%, 01/27/2026	12,575,000	13,376,028
5.500%, 01/26/2020	15,440,000	17,120,953
7.300%, 05/13/2019	27,030,000	30,717,730
Nippon Life Insurance Company (5.100% to
10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	13,980,000	15,414,348

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044	$9,390,000	$9,683,438
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	19,670,000	21,700,928
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	10,755,000	11,081,511
S&P Global, Inc.
2.950%, 01/22/2027 (S)	9,390,000	9,421,353
4.000%, 06/15/2025	18,130,000	19,651,905
4.400%, 02/15/2026	12,410,000	13,875,571
Santander Holdings USA, Inc.
2.700%, 05/24/2019	20,345,000	20,597,665
3.450%, 08/27/2018	11,565,000	11,855,166
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	11,030,000	11,042,398
Standard Chartered PLC
2.100%, 08/19/2019 (S)	23,915,000	23,903,664
Stifel Financial Corp.
4.250%, 07/18/2024	11,940,000	12,083,793
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	20,362,000	20,703,064
SunTrust Bank
7.250%, 03/15/2018	10,935,000	11,788,466
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	21,405,000	29,159,796
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	8,990,000	9,048,723
3.750%, 05/22/2025	24,645,000	25,893,392
4.750%, 10/21/2045	8,335,000	9,377,525
The Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.603%)
06/15/2068	18,325,000	20,020,063
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	12,182,000	12,150,327
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	7,640,000	8,556,800
Wells Fargo & Company
4.650%, 11/04/2044	8,645,000	9,116,576
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month LIBOR + 3.990%)
06/15/2025 (Q)	25,820,000	28,014,700
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	9,665,000	10,015,356
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	12,598,000	13,166,170
		1,263,875,280
Health care - 2.7%
AbbVie, Inc.
3.600%, 05/14/2025	20,165,000	21,089,545
Actavis Funding SCS
3.800%, 03/15/2025	11,090,000	11,743,578
Amgen, Inc.
4.400%, 05/01/2045	7,705,000	8,113,943

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Baxalta, Inc.
2.000%, 06/22/2018	$8,780,000	$8,801,432
Baxter International, Inc.
3.500%, 08/15/2046	7,540,000	7,125,579
Celgene Corp.
5.000%, 08/15/2045	16,385,000	18,493,340
Express Scripts Holding Company
4.500%, 02/25/2026	20,435,000	22,426,963
Medco Health Solutions, Inc.
7.125%, 03/15/2018	17,850,000	19,241,479
Medtronic, Inc.
4.625%, 03/15/2045	10,840,000	12,766,788
Mylan NV
2.500%, 06/07/2019 (S)	11,034,000	11,131,232
3.950%, 06/15/2026 (S)	28,080,000	28,307,336
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	15,160,000	15,173,947
3.200%, 09/23/2026	22,680,000	22,742,551
Teva Pharmaceutical Finance
Netherlands III BV
3.150%, 10/01/2026	9,905,000	9,957,417
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	8,705,000	8,987,913
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	16,160,000	16,664,468
		242,767,511
Industrials - 4.2%
AerCap Ireland Capital, Ltd.
4.625%, 10/30/2020	14,145,000	14,852,250
Air Lease Corp.
3.000%, 09/15/2023	8,990,000	8,887,784
3.375%, 01/15/2019 (L)	5,570,000	5,721,058
3.875%, 04/01/2021	8,645,000	9,142,088
5.625%, 04/01/2017	5,610,000	5,705,662
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	1,181,779	1,335,411
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	6,187,305	6,574,011
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	12,530,108	13,626,492
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	17,591,575	18,031,364
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	14,090,390	14,900,588
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	24,016,321	25,749,603
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	6,130,365	6,452,209
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 07/02/2019	1,391,951	1,418,955
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	650,159	660,691

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	$3,213,780	$3,408,535
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	12,450,473	14,037,908
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,875,315	2,165,989
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	1,727,304	1,835,260
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	5,480,521	5,864,158
General Electric Company
1.297%, 08/15/2036 (P)	9,945,000	8,506,147
General Electric Company (5.000% to
01/21/2021, then 3 month LIBOR + 3.330%)
01/21/2021 (Q)	22,403,000	23,823,350
International Lease Finance Corp.
5.875%, 04/01/2019	7,724,000	8,274,335
7.125%, 09/01/2018 (S)	9,460,000	10,323,225
Lockheed Martin Corp.
2.900%, 03/01/2025	13,522,000	13,952,338
4.700%, 05/15/2046	11,890,000	14,163,701
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	919,306	1,043,413
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	12,205,000	12,440,776
3.375%, 02/01/2022 (S)	22,625,000	23,530,068
Textron, Inc.
7.250%, 10/01/2019	7,700,000	8,821,513
Trinity Industries, Inc.
4.550%, 10/01/2024	20,370,000	20,267,946
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	2,851,872	2,918,006
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	15,520,055	16,334,858
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	6,329,589	6,424,533
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	8,040,000	8,381,700
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	3,253,971	3,685,122
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	9,805,189	11,275,968
Verisk Analytics, Inc.
4.000%, 06/15/2025	21,500,000	22,842,353
		377,379,368
Information technology - 2.2%
Activision Blizzard, Inc.
3.400%, 09/15/2026 (S)	12,700,000	12,762,548
6.125%, 09/15/2023 (S)	12,235,000	13,443,206
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	23,135,000	23,790,415
6.020%, 06/15/2026 (S)	27,890,000	30,593,182

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
eBay, Inc.
2.500%, 03/09/2018	$8,435,000	$8,554,043
Electronic Arts, Inc.
4.800%, 03/01/2026	24,110,000	26,566,182
Lam Research Corp.
3.900%, 06/15/2026	8,885,000	9,257,113
Micron Technology, Inc.
7.500%, 09/15/2023 (S)	4,825,000	5,359,321
Microsoft Corp.
4.450%, 11/03/2045	17,960,000	20,467,521
Visa, Inc.
3.150%, 12/14/2025	17,295,000	18,280,331
4.300%, 12/14/2045	12,875,000	14,919,112
Western Digital Corp.
7.375%, 04/01/2023 (S)	8,610,000	9,449,475
		193,442,449
Materials - 0.6%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	17,090,000	18,799,000
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	20,580,000	20,604,696
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,460,000	10,245,180
		49,648,876
Real estate - 2.5%
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,587,231
4.700%, 03/15/2022	11,995,000	13,333,498
Crown Castle International Corp.
4.450%, 02/15/2026	11,865,000	13,038,674
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	25,984,000	28,399,109
6.113%, 01/15/2040 (S)	19,877,000	22,028,673
EPR Properties
4.500%, 04/01/2025	14,435,000	14,634,896
ERP Operating LP
3.375%, 06/01/2025	3,935,000	4,109,667
Highwoods Realty LP
5.850%, 03/15/2017	15,850,000	16,134,840
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	10,235,000	10,417,787
4.950%, 04/01/2024	10,275,000	10,806,197
5.250%, 01/15/2026	6,280,000	6,699,422
Ventas Realty LP
3.500%, 02/01/2025	20,000,000	20,645,260
3.750%, 05/01/2024	4,439,000	4,668,638
Welltower, Inc.
3.750%, 03/15/2023	5,975,000	6,277,317
4.000%, 06/01/2025	23,365,000	24,789,424
4.125%, 04/01/2019	11,080,000	11,651,085
		220,221,718
Telecommunication services - 1.5%
AT&T, Inc.
4.450%, 04/01/2024	19,175,000	21,086,441
4.750%, 05/15/2046	9,810,000	10,319,580
CC Holdings GS V LLC
3.849%, 04/15/2023	13,135,000	14,073,667
Qwest Corp.
6.750%, 12/01/2021	11,030,000	12,284,663
SBA Tower Trust
3.598%, 04/15/2043 (S)	10,620,000	10,655,611

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Verizon Communications, Inc.
4.400%, 11/01/2034	$10,050,000	$10,654,528
4.672%, 03/15/2055	9,855,000	10,366,770
4.862%, 08/21/2046	29,080,000	32,654,310
5.012%, 08/21/2054	10,386,000	11,500,231
		133,595,801
Utilities - 1.0%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017 (L)	357,000	375,519
Constellation Energy Group, Inc.
5.150%, 12/01/2020	11,220,000	12,476,887
Electricite de France SA
3.625%, 10/13/2025 (S)	9,045,000	9,516,317
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	19,320,000	18,887,232
NextEra Energy Capital Holdings, Inc.
1.649%, 09/01/2018	9,415,000	9,450,316
2.300%, 04/01/2019	7,740,000	7,862,292
2.400%, 09/15/2019	9,760,000	9,950,096
Oncor Electric Delivery Company LLC
2.950%, 04/01/2025	14,420,000	14,992,517
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	8,285,000	9,196,350
W3A Funding Corp.
8.090%, 01/02/2017	53,263	53,262
		92,760,788
TOTAL CORPORATE BONDS (Cost $3,428,562,427)		$3,583,316,415

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2067 (S)	3,265,000	4,096,262
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month LIBOR + 5.540%)
04/08/2068 (S)	10,535,000	15,156,705
State Street Capital Trust IV
1.652%, 06/01/2077 (P)	13,150,000	11,309,000
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2067 (S)	7,350,000	7,419,458
		37,981,425
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $35,522,742)		$37,981,425

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.6%
Commercial and residential - 0.3%
BBCMS Trust, Series 2015-SLP, Class C
2.443%, 02/15/2028 (P)(S)	8,055,000	7,927,724
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C3, Class C
3.636%, 09/10/2049 (P)	4,140,000	4,034,402
GS Mortgage Securities Trust,
Series 2014-NEW, Class C
3.790%, 01/10/2031 (S)	5,175,000	5,241,330

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A2
2.954%, 12/15/2047	$4,810,000	$5,003,600
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
3.005%, 11/15/2029 (P)(S)	2,149,168	2,106,425
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2,
2.670%, 12/25/2028 (P)	5,210,000	5,297,272
Series 2016-HQA2, Class M2,
2.694%, 11/25/2028 (P)	5,905,000	6,054,667
Series 288, Class IO, 3.000%, 10/15/2027	1,658,740	164,985
Series 290, Class IO, 3.500%, 11/15/2032	2,129,248	309,861
Series 3833, Class LI IO,
1.839%, 10/15/2040	48,448,492	2,850,656
Series 4136, Class IH IO,
3.500%, 09/15/2027	1,298,216	137,715
Series K017, Class X1 IO,
1.523%, 12/25/2021	101,492,262	5,941,722
Series K018, Class X1 IO,
1.544%, 01/25/2022	112,931,279	6,715,967
Series K021, Class X1 IO,
1.488%, 06/25/2022	23,530,811	1,645,164
Series K022, Class X1 IO,
1.398%, 07/25/2022	337,801,069	20,336,368
Series K026, Class X1 IO,
1.157%, 11/25/2022	169,339,624	8,749,931
Series K038, Class X1 IO,
1.345%, 03/25/2024	248,844,705	17,817,156
Series K048, Class X1 IO,
0.256%, 06/25/2025	166,632,441	3,281,826
Series K707, Class X1 IO,
1.668%, 12/25/2018	118,827,095	3,359,884
Series K709, Class X1 IO,
1.652%, 03/25/2019	93,889,488	2,933,333
Series K710, Class X1 IO,
1.892%, 05/25/2019	126,803,090	4,757,348
Series K711, Class X1 IO,
1.817%, 07/25/2019	272,006,284	10,641,919
Federal National Mortgage Association,
Series 2012-137, Class WI IO
3.500%, 12/25/2032	1,276,062	178,022
Government National Mortgage Association
Series 2012-114, Class IO,
0.901%, 01/16/2053	47,284,065	3,029,405
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	46,970,611	5,950,383
Series 2016-87, Class IO,
1.010%, 08/16/2058	67,189,649	5,495,750
		115,649,334
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $139,476,157)		$139,962,815

ASSET BACKED SECURITIES - 15.7%
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	27,360,000	27,616,475
Series 2015-1, Class A4,
1.750%, 05/15/2020	18,525,000	18,725,585
Ally Master Owner Trust, Series 2015-3,
Class A 1.630%, 05/15/2020	27,900,000	28,017,626

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account
Master Trust, Series 2014-4, Class A
1.430%, 06/15/2020	$28,685,000	$28,810,500
BA Credit Card Trust, Series 2015-A2,
Class A 1.360%, 09/15/2020	41,115,000	41,279,078
Bank of the West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	16,380,000	16,453,287
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	22,825,000	22,956,255
BMW Vehicle Owner Trust, Series 2016-A,
Class A4 1.600%, 12/27/2022	10,405,000	10,434,258
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1,
2.170%, 08/16/2021 (S)	10,710,000	10,830,476
Series 2015-1A, Class A1,
2.260%, 03/15/2023	3,135,000	3,190,629
Series 2016-1, Class A1,
1.780%, 06/15/2022	27,162,500	27,220,112
California Republic Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	18,570,000	18,719,966
Series 2015-2, Class A4,
1.750%, 01/15/2021	22,285,000	22,435,566
Series 2016-2, Class A4,
2.140%, 12/15/2021	8,180,000	8,243,245
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.750%, 07/15/2020	12,480,000	13,026,539
Series 2015-A5, Class A5,
1.600%, 05/17/2021	25,240,000	25,442,859
Series 2016-A3, Class A3,
1.340%, 04/15/2022	28,125,000	28,190,301
CarMax Auto Owner Trust
Series 2015-2, Class A4,
1.800%, 03/15/2021	10,975,000	11,096,498
Series 2016-1, Class A4,
1.880%, 06/15/2021	10,260,000	10,403,333
Series 2016-2, Class A4,
1.680%, 09/15/2021	11,525,000	11,617,276
Chase Issuance Trust
Series 2014-A7, Class A,
1.380%, 11/15/2019	31,978,000	32,097,105
Series 2015-A2, Class A2,
1.590%, 02/18/2020	29,105,000	29,278,923
Series 2015-A5, Class A5,
1.360%, 04/15/2020	47,755,000	47,939,755
Series 2016-A2, Class A,
1.370%, 06/15/2021	24,205,000	24,273,466
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.760%, 12/16/2019 (S)	8,000,000	8,032,114
Series 2015-AA, Class A4,
1.550%, 02/18/2020 (S)	35,345,000	35,385,124
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	17,115,000	17,868,163
Series 2014-A8, Class A8,
1.730%, 04/09/2020	34,765,000	35,091,374
CNH Equipment Trust
Series 2015-C, Class A3,
1.660%, 11/16/2020	31,405,000	31,589,561
Series 2016-B, Class A3,
1.630%, 08/16/2021	9,000,000	9,067,838

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	$32,854,675	$33,586,644
Discover Card Execution Note Trust,
Series 2016-A1, Class A1
1.640%, 07/15/2021	50,115,000	50,579,461
Ford Credit Auto Owner Trust
Series 2015-A, Class A4,
1.640%, 06/15/2020	13,420,000	13,487,552
Series 2015-B, Class A4,
1.580%, 08/15/2020	13,810,000	13,862,405
Series 2016-B, Class A4,
1.520%, 08/15/2021	6,335,000	6,370,156
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A, 1.490%, 09/15/2019	25,960,000	26,043,402
Series 2014-4, Class A1,
1.400%, 08/15/2019	35,760,000	35,855,243
Series 2015-1, Class A1,
1.420%, 01/15/2020	29,125,000	29,201,940
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	7,740,000	7,782,222
Series 2015-2, Class A4,
1.850%, 07/22/2019	24,361,000	24,535,785
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	15,635,000	15,625,466
Hertz Vehicle Financing LLC, Series 2016-3A,
Class A 2.270%, 07/25/2020 (S)	13,069,000	13,079,340
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	42,515,000	42,627,303
Series 2015-1, Class A4,
1.320%, 11/16/2020	20,360,000	20,408,084
Series 2015-2, Class A4,
1.470%, 08/23/2021	20,085,000	20,181,193
Series 2015-3, Class A4,
1.560%, 10/18/2021	20,250,000	20,398,505
Series 2016-2, Class A4,
1.620%, 08/15/2022	16,120,000	16,239,623
Huntington Auto Trust, Series 2015-1,
Class A4 1.640%, 06/15/2021	12,280,000	12,373,738
Hyundai Auto Receivables Trust,
Series 2015-A, Class A4
1.370%, 07/15/2020	19,100,000	19,157,739
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	20,870,000	20,963,798
Series 2015-A, Class A4,
1.650%, 12/15/2021	10,555,000	10,630,526
MVW Owner Trust, Series 2014-1A, Class A
2.250%, 09/22/2031 (S)	4,339,727	4,340,020
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4,
1.500%, 09/15/2021	42,370,000	42,576,139
Series 2016-B, Class A4,
1.540%, 10/17/2022	8,655,000	8,722,860
Nissan Master Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	29,325,000	29,389,257
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4
1.780%, 01/15/2021 (S)	22,805,000	22,952,719
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A 2.040%, 03/15/2022	13,425,000	13,623,279

The accompanying notes are an integral part of the financial statements.

40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Taco Bell Funding LLC, Series 2016-1A,
Class A2I 3.832%, 05/25/2046 (S)	$17,510,000	$17,755,910
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4,
1.740%, 09/15/2020	19,030,000	19,215,822
Series 2016-B, Class A4,
1.520%, 08/16/2021	10,275,000	10,325,289
Series 2016-C, Class A4,
1.320%, 11/15/2021	9,000,000	8,976,454
USAA Auto Owner Trust, Series 2015-1,
Class A4 1.540%, 11/16/2020	14,890,000	14,988,561
Verizon Owner Trust, Series 2016-1A, Class A
1.420%, 01/20/2021 (S)	14,935,000	14,968,786
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	16,680,000	16,666,079
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)	30,675,150	30,810,550
Westgate Resorts LLC
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	3,346,243	3,309,435
Series 2016-1A, Class A,
3.500%, 12/20/2028 (S)	7,004,095	7,009,102
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%, 09/15/2021	26,825,000	27,136,012
TOTAL ASSET BACKED SECURITIES (Cost $1,395,895,935)		$1,401,089,686

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	2,449,470	24,510,870
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,510,720)		$24,510,870

SHORT-TERM INVESTMENTS - 0.9%
U.S. Government Agency - 0.2%
Federal Agricultural Mortgage Corp. Discount
Note
0.200%, 10/03/2016*	$3,860,000	$3,860,000
Federal Home Loan Bank Discount Note
0.100%, 10/03/2016*	11,707,000	11,706,935
		15,566,935
Repurchase agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2016 at 0.420% to be
repurchased at $24,166,846 on 10/03/2016,
collateralized by $23,760,600 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2021 (valued at $24,650,213,
including interest)	24,166,000	24,166,000
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $38,213,096 on 10/03/2016,
collateralized by $35,355,000 U.S. Treasury
Notes, 3.500% due 05/15/2020 (valued at
$38,978,888, including interest)	38,213,000	38,213,000
		62,379,000
TOTAL SHORT-TERM INVESTMENTS (Cost $77,945,892)		$77,945,935
Total Investments (Bond Trust) (Cost $8,521,893,243) - 98.6%		$8,772,450,177
Other assets and liabilities, net - 1.4%		121,797,747
TOTAL NET ASSETS - 100.0%		$8,894,247,924

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.8%
Consumer discretionary - 28.7%
Automobiles - 0.9%
Tesla Motors, Inc. (I)(L)	38,563	$7,868,005
Hotels, restaurants and leisure - 4.4%
Marriott International, Inc., Class A	225,684	15,195,304
McDonald’s Corp.	76,784	8,857,802
Starbucks Corp.	273,263	14,794,459
		38,847,565
Internet and direct marketing retail - 10.5%
Amazon.com, Inc. (I)	71,501	59,868,502
Expedia, Inc.	15,929	1,859,233
Netflix, Inc. (I)	152,844	15,062,776
The Priceline Group, Inc. (I)	11,565	17,017,782
		93,808,293
Media - 1.5%
The Walt Disney Company	48,220	4,477,709
Time Warner, Inc.	113,645	9,047,278
		13,524,987
Specialty retail - 7.2%
Industria de Diseno Textil SA	608,618	22,566,259
O’Reilly Automotive, Inc. (I)	57,626	16,141,619
The Home Depot, Inc.	83,612	10,759,192
The TJX Companies, Inc.	138,833	10,381,932
Ulta Salon Cosmetics & Fragrance, Inc. (I)	17,225	4,099,206
		63,948,208
Textiles, apparel and luxury goods - 4.2%
adidas AG	89,412	15,550,927
lululemon athletica, Inc. (I)(L)	89,872	5,480,395
NIKE, Inc., Class B	310,486	16,347,088
		37,378,410
		255,375,468
Consumer staples - 3.5%
Beverages - 2.1%
Constellation Brands, Inc., Class A	41,130	6,847,734
Monster Beverage Corp. (I)	80,892	11,875,755
		18,723,489
Food and staples retailing - 1.4%
Costco Wholesale Corp.	79,308	12,095,263
		30,818,752
Energy - 2.4%
Energy equipment and services - 1.0%
Halliburton Company	189,543	8,506,690
Oil, gas and consumable fuels - 1.4%
Concho Resources, Inc. (I)	90,052	12,368,642
		20,875,332
Financials - 2.2%
Capital markets - 2.2%
S&P Global, Inc.	79,923	10,115,055
The Goldman Sachs Group, Inc.	55,734	8,988,222
		19,103,277
		19,103,277
Health care - 14.0%
Biotechnology - 9.3%
Alexion Pharmaceuticals, Inc. (I)	89,473	10,964,021
Biogen, Inc. (I)	28,409	8,892,869

The accompanying notes are an integral part of the financial statements.

41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (I)	64,021	$5,923,223
Celgene Corp. (I)	203,218	21,242,378
Regeneron Pharmaceuticals, Inc. (I)	30,487	12,256,384
Shire PLC, ADR	91,756	17,787,818
Vertex Pharmaceuticals, Inc. (I)	62,293	5,432,573
		82,499,266
Life sciences tools and services - 0.9%
Illumina, Inc. (I)	47,074	8,551,463
Pharmaceuticals - 3.8%
Allergan PLC (I)	77,450	17,837,510
Bristol-Myers Squibb Company	218,808	11,798,127
Novo Nordisk A/S, ADR	91,861	3,820,499
		33,456,136
		124,506,865
Industrials - 2.0%
Aerospace and defense - 1.5%
The Boeing Company	103,651	13,654,983
Air freight and logistics - 0.5%
FedEx Corp.	25,187	4,399,665
		18,054,648
Information technology - 45.2%
Communications equipment - 1.2%
Palo Alto Networks, Inc. (I)	69,426	11,061,645
Internet software and services - 16.2%
Alibaba Group Holding, Ltd., ADR (I)	299,662	31,701,243
Alphabet, Inc., Class A (I)	26,712	21,478,051
Alphabet, Inc., Class C (I)	27,353	21,261,213
Facebook, Inc., Class A (I)	314,527	40,344,378
Tencent Holdings, Ltd.	1,049,169	29,169,011
		143,953,896
IT services - 7.7%
FleetCor Technologies, Inc. (I)	73,001	12,682,464
Mastercard, Inc.	234,468	23,861,808
Visa, Inc., Class A	388,398	32,120,515
		68,664,787
Semiconductors and semiconductor equipment - 4.9%
NVIDIA Corp.	206,818	14,171,169
NXP Semiconductors NV (I)	123,554	12,603,744
QUALCOMM, Inc.	240,334	16,462,879
		43,237,792
Software - 11.5%
Adobe Systems, Inc. (I)	195,296	21,197,428
Atlassian Corp. PLC, Class A (I)	13,265	397,552
Microsoft Corp.	465,131	26,791,546
Mobileye NV (I)(L)	34,510	1,469,091
Red Hat, Inc. (I)	147,910	11,955,565
salesforce.com, Inc. (I)	279,579	19,942,370
Splunk, Inc. (I)	145,914	8,562,234
Workday, Inc., Class A (I)	126,285	11,579,072
		101,894,858
Technology hardware, storage and peripherals - 3.7%
Apple, Inc.	290,620	32,854,591
		401,667,569
Materials - 0.5%
Chemicals - 0.5%
Albemarle Corp.	53,506	4,574,228

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate - 1.3%
Equity real estate investment trusts - 1.3%
American Tower Corp.	105,387	$11,943,509
TOTAL COMMON STOCKS (Cost $651,789,644)		$886,919,648

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust,
0.6548% (W)(Y)	331,169	3,313,874
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,313,740)		$3,313,874

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $2,662,007 on 10/03/2016,
collateralized by $2,675,000 U.S. Treasury
Notes, 1.375% due 02/29/2020 (valued at
$2,718,469, including interest)	$2,662,000	$2,662,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,662,000)		$2,662,000
Total Investments (Capital Appreciation Trust)
(Cost $657,765,384) - 100.4%		$892,895,522
Other assets and liabilities, net - (0.4%)		(3,991,898)
TOTAL NET ASSETS - 100.0%		$888,903,624

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 63.4%
Consumer discretionary - 8.7%
Auto components - 1.5%
Johnson Controls International PLC	124,271	$5,782,330
Hotels, restaurants and leisure - 0.6%
Aramark	49,800	1,893,894
Compass Group PLC	14,105	273,166
		2,167,060
Internet and direct marketing retail - 1.5%
Amazon.com, Inc. (I)	7,000	5,861,170
Media - 2.8%
Comcast Corp., Class A	105,300	6,985,602
Liberty Global PLC, Series C (I)	115,657	3,821,307
		10,806,909
Specialty retail - 2.3%
AutoZone, Inc. (I)	7,148	5,492,094
Lowe’s Companies, Inc.	39,600	2,859,516
O’Reilly Automotive, Inc. (I)	1,400	392,154
		8,743,764
		33,361,233
Consumer staples - 9.2%
Beverages - 1.4%
PepsiCo, Inc.	50,775	5,522,797
Food and staples retailing - 3.0%
CVS Health Corp.	63,100	5,615,269

The accompanying notes are an integral part of the financial statements.

42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Walgreens Boots Alliance, Inc.	70,674	$5,697,738
		11,313,007
Food products - 1.9%
Mondelez International, Inc., Class A	109,082	4,788,700
The Kraft Heinz Company	26,532	2,374,879
		7,163,579
Tobacco - 2.9%
Altria Group, Inc.	79,800	5,045,754
Philip Morris International, Inc.	63,300	6,154,026
		11,199,780
		35,199,163
Energy - 0.6%
Oil, gas and consumable fuels - 0.6%
Canadian Natural Resources, Ltd.	70,300	2,252,412
Financials - 8.5%
Capital markets - 3.0%
Julius Baer Group, Ltd. (I)	37,663	1,535,218
State Street Corp.	26,501	1,845,265
The Bank of New York Mellon Corp.	207,400	8,271,112
		11,651,595
Insurance - 5.5%
Marsh & McLennan Companies, Inc.	201,200	13,530,700
Willis Towers Watson PLC	55,593	7,381,083
		20,911,783
		32,563,378
Health care - 18.5%
Biotechnology - 0.6%
Biogen, Inc. (I)	7,638	2,390,923
Health care equipment and supplies - 6.9%
Abbott Laboratories	181,400	7,671,406
Becton, Dickinson and Company	42,415	7,623,248
Danaher Corp.	135,874	10,651,163
Medtronic PLC	6,048	522,547
		26,468,364
Health care providers and services - 4.5%
Aetna, Inc.	47,100	5,437,695
Cigna Corp.	25,000	3,258,000
Henry Schein, Inc. (I)	4,624	753,620
Humana, Inc.	12,337	2,182,292
UnitedHealth Group, Inc.	39,100	5,474,000
		17,105,607
Life sciences tools and services - 4.3%
PerkinElmer, Inc.	77,363	4,340,838
Thermo Fisher Scientific, Inc.	75,900	12,072,654
		16,413,492
Pharmaceuticals - 2.2%
Pfizer, Inc.	70,300	2,381,061
Zoetis, Inc.	115,191	5,991,084
		8,372,145
		70,750,531
Industrials - 4.5%
Aerospace and defense - 0.3%
The Boeing Company	8,900	1,172,486

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment - 0.4%
Sensata Technologies Holding NV (I)	44,798	$1,737,266
Industrial conglomerates - 0.8%
Roper Technologies, Inc.	15,930	2,906,747
Machinery - 2.0%
Fortive Corp.	57,987	2,951,538
IDEX Corp.	5,700	533,349
Pentair PLC	62,970	4,045,193
		7,530,080
Professional services - 1.0%
Capita PLC	132,729	1,149,791
IHS Markit, Ltd. (I)	54,295	2,038,777
RELX PLC	41,345	784,045
		3,972,613
		17,319,192
Information technology - 8.9%
Internet software and services - 2.0%
Alphabet, Inc., Class A (I)	1,300	1,045,278
Alphabet, Inc., Class C (I)	8,519	6,621,734
		7,667,012
IT services - 2.9%
Fiserv, Inc. (I)	52,800	5,252,016
FleetCor Technologies, Inc. (I)	9,370	1,627,850
Mastercard, Inc.	10,757	1,094,740
Visa, Inc., Class A	36,800	3,043,360
		11,017,966
Semiconductors and semiconductor equipment - 0.3%
Texas Instruments, Inc.	15,900	1,115,862
Software - 2.6%
Microsoft Corp.	175,000	10,080,000
Technology hardware, storage and peripherals - 1.1%
Apple, Inc.	37,600	4,250,664
		34,131,504
Materials - 0.7%
Chemicals - 0.7%
LyondellBasell Industries NV, Class A	31,291	2,523,932
Real estate - 0.6%
Equity real estate investment trusts - 0.6%
American Tower Corp.	21,000	2,379,930
Telecommunication services - 0.7%
Diversified telecommunication services - 0.7%
SBA Communications Corp., Class A (I)	23,105	2,591,457
Utilities - 2.5%
Electric utilities - 2.5%
Edison International	16,978	1,226,661
PG&E Corp.	134,538	8,229,689
		9,456,350
		9,456,350
TOTAL COMMON STOCKS (Cost $207,939,099)		$242,529,082

PREFERRED SECURITIES - 2.4%
Financials - 0.6%
Banks - 0.5%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	384,900

The accompanying notes are an integral part of the financial statements.

43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Banks (continued)
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	$421,680
Wells Fargo & Company, Series L, 7.500%	750	981,450
		1,788,030
Capital markets - 0.1%
State Street Corp., 6.000%	10,000	267,800
State Street Corp. (5.350% to 03/15/2026,
then 3 month LIBOR + 3.709%)	5,000	134,050
The Charles Schwab Corp., 5.950%	1,000	27,220
		429,070
		2,217,100
Real estate - 0.6%
Equity real estate investment trusts - 0.6%
American Tower Corp.	19,073	2,090,210
Utilities - 1.2%
Electric utilities - 0.9%
NextEra Energy, Inc., 6.123%	26,987	1,343,953
SCE Trust I, 5.625%	20,000	511,800
SCE Trust II, 5.100%	1,920	48,864
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	20,615	620,924
SCE Trust IV (5.375 to 09/15/2025, then
3 month LIBOR + 3.132%)	30,000	870,300
		3,395,841
Multi-utilities - 0.3%
DTE Energy Company, 6.500%	24,565	1,277,380
		4,673,221
TOTAL PREFERRED SECURITIES (Cost $8,306,089)		$8,980,531

CORPORATE BONDS - 21.2%
Consumer discretionary - 5.3%
Amazon.com, Inc.
2.600%, 12/05/2019	$465,000	$482,732
American Honda Finance Corp.
0.950%, 05/05/2017	250,000	250,010
AutoZone, Inc.
1.625%, 04/21/2019	50,000	50,166
2.500%, 04/15/2021	155,000	157,872
CCO Holdings LLC
5.250%, 09/30/2022	575,000	600,875
5.750%, 09/01/2023	302,000	319,743
5.875%, 04/01/2024 (S)	100,000	106,690
6.625%, 01/31/2022	875,000	916,563
Cedar Fair LP
5.250%, 03/15/2021	400,000	414,000
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)	400,000	412,000
Charter Communications Operating LLC
3.579%, 07/23/2020 (S)	150,000	156,789
Cox Communications, Inc.
6.250%, 06/01/2018 (S)	15,000	15,979
DISH DBS Corp.
4.625%, 07/15/2017	325,000	330,688
Dollar Tree, Inc.
5.750%, 03/01/2023	375,000	403,594
Ford Motor Credit Company LLC
1.361%, 09/08/2017 (P)	525,000	525,173
1.405%, 12/06/2017 (P)	825,000	822,141
1.461%, 03/27/2017	1,395,000	1,396,660

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
1.724%, 12/06/2017	$275,000	$275,252
2.145%, 01/09/2018	360,000	361,867
2.375%, 03/12/2019	375,000	379,446
2.597%, 11/04/2019	800,000	812,483
4.250%, 02/03/2017	200,000	201,919
6.625%, 08/15/2017	200,000	208,724
Hilton Domestic Operating Company, Inc.
4.250%, 09/01/2024 (S)	100,000	102,000
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	100,000	103,000
L Brands, Inc.
6.625%, 04/01/2021	730,000	841,325
7.000%, 05/01/2020	125,000	144,063
8.500%, 06/15/2019	400,000	467,000
Lamar Media Corp.
5.875%, 02/01/2022	175,000	182,219
Levi Strauss & Company
6.875%, 05/01/2022	550,000	583,000
McDonald’s Corp.
2.100%, 12/07/2018	45,000	45,685
Sirius XM Radio, Inc.
5.750%, 08/01/2021 (S)	400,000	418,800
5.875%, 10/01/2020 (S)	50,000	51,469
6.000%, 07/15/2024 (S)	350,000	373,188
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)	1,150,000	1,187,375
Time Warner Cable LLC
5.850%, 05/01/2017	259,000	265,464
6.750%, 07/01/2018	500,000	543,262
Unitymedia GmbH
6.125%, 01/15/2025 (S)	750,000	786,563
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)	950,000	983,250
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)	600,000	609,000
5.375%, 04/15/2021 (S)	1,507,500	1,571,569
Yum! Brands, Inc.
3.750%, 11/01/2021	600,000	609,000
3.875%, 11/01/2020	50,000	51,407
Ziggo Secured Finance BV
5.500%, 01/15/2027 (S)	650,000	648,375
		20,168,380
Consumer staples - 1.0%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	300,000	302,973
2.017%, 02/01/2021 (P)	360,000	369,482
2.650%, 02/01/2021	155,000	159,954
B&G Foods, Inc.
4.625%, 06/01/2021	300,000	309,000
Beverage Packaging Holdings
Luxembourg II SA
5.625%, 12/15/2016 (S)	125,000	125,156
PepsiCo, Inc.
1.250%, 04/30/2018	125,000	125,267
Rite Aid Corp.
6.750%, 06/15/2021	1,200,000	1,266,000
9.250%, 03/15/2020	600,000	633,000
Spectrum Brands, Inc.
6.625%, 11/15/2022	250,000	270,625
The Kroger Company
2.000%, 01/15/2019	105,000	106,333

The accompanying notes are an integral part of the financial statements.

44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	$300,000	$301,633
		3,969,423
Energy - 3.5%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	185,000	184,737
Chevron Corp.
1.365%, 03/02/2018	590,000	591,023
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,725,000	1,782,501
6.500%, 01/15/2022	725,000	752,188
Diamondback Energy, Inc.
7.625%, 10/01/2021	450,000	477,000
EQT Corp.
6.500%, 04/01/2018	315,000	330,172
8.125%, 06/01/2019	483,000	552,057
Matador Resources Company
6.875%, 04/15/2023	200,000	207,000
MPLX LP
4.500%, 07/15/2023	2,425,000	2,497,750
4.875%, 12/01/2024	200,000	208,000
5.500%, 02/15/2023	1,075,000	1,112,625
ONEOK Partners LP
2.000%, 10/01/2017	140,000	140,110
Range Resources Corp.
4.875%, 05/15/2025	425,000	408,000
5.000%, 08/15/2022 to 03/15/2023 (S)	1,238,000	1,217,373
5.750%, 06/01/2021 (S)	360,000	364,500
Shell International Finance BV
1.080%, 05/11/2020 (P)	810,000	810,932
Targa Resources Partners LP
4.125%, 11/15/2019	150,000	152,100
4.250%, 11/15/2023	375,000	362,344
5.250%, 05/01/2023	750,000	759,375
6.875%, 02/01/2021	550,000	567,875
		13,477,662
Financials - 1.2%
HUB International, Ltd.
7.875%, 10/01/2021 (S)	1,300,000	1,326,000
9.250%, 02/15/2021 (S)	50,000	52,025
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	970,000	983,338
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	142,467
3.300%, 03/14/2023	65,000	68,152
MSCI, Inc.
5.250%, 11/15/2024 (S)	225,000	238,196
5.750%, 08/15/2025 (S)	130,000	138,775
National Rural Utilities Cooperative
Finance Corp.
0.950%, 04/24/2017	120,000	119,853
State Street Corp. (5.250% to 09/15/2020,
then 3 month LIBOR + 3.597%)
09/15/2020 (Q)	435,000	457,838
The Bank of New York Mellon Corp.
(4.625% to 09/20/2026, then 3 month
LIBOR + 3.131%)
09/20/2026 (Q)	375,000	369,375

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp.
(4.950% to 06/20/2020, then 3 month
LIBOR + 3.420%)
06/20/2020 (Q)	$450,000	$459,041
Trinity Acquisition PLC
4.400%, 03/15/2026	270,000	282,938
		4,637,998
Health care - 3.2%
Becton, Dickinson and Company
1.800%, 12/15/2017	315,000	316,538
2.675%, 12/15/2019	305,000	314,951
Centene Corp.
4.750%, 05/15/2022	225,000	232,313
5.625%, 02/15/2021	225,000	239,063
5.750%, 06/01/2017	200,000	204,500
6.125%, 02/15/2024	525,000	569,625
DaVita, Inc.
5.750%, 08/15/2022	2,375,000	2,487,813
Eli Lilly & Company
1.250%, 03/01/2018	310,000	310,684
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	875,000	949,375
5.875%, 01/31/2022 (S)	400,000	453,000
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	75,000	84,000
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022	300,000	310,500
HCA, Inc.
3.750%, 03/15/2019	200,000	206,250
4.250%, 10/15/2019	100,000	104,250
6.500%, 02/15/2020	1,250,000	1,384,375
8.000%, 10/01/2018	950,000	1,060,438
Hologic, Inc.
5.250%, 07/15/2022 (S)	200,000	212,250
IMS Health, Inc.
6.000%, 11/01/2020 (S)	200,000	203,000
Johnson & Johnson
1.125%, 11/21/2017	170,000	170,267
Medtronic, Inc.
1.500%, 03/15/2018	490,000	492,194
2.500%, 03/15/2020	275,000	284,405
Pfizer, Inc.
1.200%, 06/01/2018	950,000	951,495
Teleflex, Inc.
4.875%, 06/01/2026	125,000	129,375
UnitedHealth Group, Inc.
1.400%, 12/15/2017	230,000	230,662
WellCare Health Plans, Inc.
5.750%, 11/15/2020	200,000	206,500
		12,107,823
Industrials - 1.2%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	12,000	12,750
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	250,000	249,957
2.250%, 12/01/2019	225,000	229,769
CNH Industrial Capital LLC
3.250%, 02/01/2017	600,000	602,250
3.625%, 04/15/2018	680,000	690,200
6.250%, 11/01/2016	850,000	852,550

The accompanying notes are an integral part of the financial statements.

45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	$121,166	$138,432
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	213,086	227,469
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 06/17/2021	102,398	115,582
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	83,672	89,529
Fortive Corporation
1.800%, 06/15/2019 (S)	40,000	40,107
IHS Markit, Ltd.
5.000%, 11/01/2022 (S)	475,000	502,598
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	172,687	195,568
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 10/22/2018	31,754	32,945
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	19,907	21,698
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	63,573	69,135
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	217,886	230,959
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	67,999	70,719
Xylem, Inc.
4.875%, 10/01/2021	60,000	65,474
		4,437,691
Information technology - 1.4%
Amphenol Corp.
1.550%, 09/15/2017	130,000	130,179
Fiserv, Inc.
2.700%, 06/01/2020	330,000	340,286
Harris Corp.
1.999%, 04/27/2018	130,000	130,735
NXP BV
3.750%, 06/01/2018 (S)	2,425,000	2,494,719
5.750%, 02/15/2021 (S)	925,000	965,469
Visa, Inc.
1.200%, 12/14/2017	1,060,000	1,062,403
		5,123,791
Materials - 0.4%
Cytec Industries, Inc.
3.950%, 05/01/2025	545,000	550,817
Ecolab, Inc.
2.000%, 01/14/2019	205,000	207,370
Reynolds Group Issuer, Inc.
4.127%, 07/15/2021 (P)(S)	195,000	197,925
5.750%, 10/15/2020	450,000	464,063
6.875%, 02/15/2021	150,000	155,625
		1,575,800

Capital Appreciation Value Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Real estate - 1.1%
American Tower Corp.
3.300%, 02/15/2021		$320,000	$334,545
CBRE Services, Inc.
5.000%, 03/15/2023		75,000	79,004
Crown Castle International Corp.
4.875%, 04/15/2022		950,000	1,059,725
5.250%, 01/15/2023		1,475,000	1,670,202
Iron Mountain, Inc.
5.750%, 08/15/2024		400,000	411,000
6.000%, 10/01/2020 (S)		550,000	580,250
			4,134,726
Telecommunication services - 2.3%
Level 3 Financing, Inc.
5.375%, 08/15/2022		400,000	418,000
5.625%, 02/01/2023		350,000	363,563
SBA Communications Corp.
4.875%, 07/15/2022		700,000	724,500
4.875%, 09/01/2024 (S)		1,400,000	1,410,500
5.625%, 10/01/2019		575,000	591,175
T-Mobile USA, Inc.
6.542%, 04/28/2020		1,424,000	1,472,060
6.625%, 11/15/2020		550,000	565,125
Telesat Canada
6.000%, 05/15/2017 (S)		175,000	175,000
UPC Holding BV
6.375%, 09/15/2022 (S)	EUR	300,000	357,227
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		$2,700,000	2,828,250
			8,905,400
Utilities - 0.6%
AmeriGas Finance LLC
7.000%, 05/20/2022		550,000	581,625
Berkshire Hathaway Energy Company
2.400%, 02/01/2020		260,000	266,334
CMS Energy Corp.
6.550%, 07/17/2017		170,000	176,547
8.750%, 06/15/2019		80,000	94,625
Dominion Resources, Inc.
2.962%, 07/01/2019		65,000	66,712
Southern California Gas Company
3.200%, 06/15/2025		250,000	266,632
Suburban Propane Partners LP
7.375%, 08/01/2021		125,000	130,000
The Southern Company
1.550%, 07/01/2018		435,000	436,670
1.850%, 07/01/2019		230,000	231,792
Virginia Electric & Power Company
3.150%, 01/15/2026		125,000	132,236
			2,383,173
TOTAL CORPORATE BONDS (Cost $79,728,901)			$80,921,867

CONVERTIBLE BONDS - 0.0%
Consumer discretionary - 0.0%
Tesla Motors, Inc. 1.250%, 03/01/2021		181,000	154,755
TOTAL CONVERTIBLE BONDS (Cost $158,174)			$154,755

TERM LOANS (M) - 3.5%
Consumer discretionary - 0.7%
Charter Communications Operating LLC
3.000%, 07/01/2020		314,438	315,264
3.000%, 01/04/2021		280,913	281,661

The accompanying notes are an integral part of the financial statements.

46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

		Shares or
		Principal
		Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Dollar Tree, Inc. TBD 07/06/2022 (T)		$25,000	$25,250
Hilton Worldwide Finance LLC
3.097%, 10/25/2023		554,531	557,565
Kasima LLC
3.335%, 05/17/2021		38,603	38,651
KFC Holding Company
3.281%, 06/16/2023		1,321,688	1,329,948
New Red Finance, Inc.
3.750%, 12/10/2021		199,491	200,800
			2,749,139
Consumer staples - 0.5%
Jacobs Douwe Egberts BV
4.250%, 07/02/2022	EUR	112,386	127,652
4.250%, 07/02/2022		$665,326	667,821
Pinnacle Foods Finance LLC
3.250%, 04/29/2020		485,000	486,819
3.252%, 04/29/2020		650,065	652,874
			1,935,166
Energy - 0.0%
Avago Technologies Cayman Finance, Ltd.
3.524%, 02/01/2023		24,938	25,222
Financials - 0.4%
HUB International, Ltd.
4.000%, 10/02/2020		1,546,750	1,546,750
Health care - 0.3%
DaVita, Inc.
3.500%, 06/24/2021		1,230,180	1,235,716
Information technology - 0.4%
Kronos, Inc.
4.500%, 10/30/2019		589,617	590,879
9.750%, 04/30/2020		650,000	660,290
NXP BV TBD 12/07/2020 (T)		106,640	107,013
			1,358,182
Telecommunication services - 1.2%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019		2,420,968	2,299,363
Telesat Canada
3.500%, 03/28/2019		683,116	683,047
3.981%, 03/28/2017	CAD	95,625	72,523
4.350%, 03/26/2019		482,500	365,475
UPC Financing Partnership
4.080%, 08/31/2024		$1,150,000	1,153,692
			4,574,100
TOTAL TERM LOANS (Cost $13,658,069)			$13,424,275

ASSET BACKED SECURITIES - 0.2%
DB Master Finance LLC, Series 2015-1A,
Class A2I
3.262%, 02/20/2045 (S)		221,625	222,777
Taco Bell Funding LLC, Series 2016-1A,
Class A2I
3.832%, 05/25/2046 (S)		400,000	405,618
Wendys Funding LLC, Series 2015-1A,
Class A2I
3.371%, 06/15/2045 (S)		267,300	268,480
TOTAL ASSET BACKED SECURITIES (Cost $888,925)			$896,875

SHORT-TERM INVESTMENTS - 9.0%

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 8.8%
T. Rowe Price Prime Reserve
Fund, 0.3208% (Y)	33,689,322	$33,689,322
Repurchase agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 09/30/2016 at 0.030%
to be repurchased at $686,002 on
10/03/2016, collateralized by $635,000
U.S. Treasury Notes, 3.500% due
05/15/2020 (valued at $700,088,
including interest)	$686,000	686,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,375,322)		$34,375,322
Total Investments (Capital Appreciation Value Trust)
(Cost $345,054,579) - 99.7%		$381,282,707
Other assets and liabilities, net - 0.3%		1,327,596
TOTAL NET ASSETS - 100.0%		$382,610,303

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 60.0%
U.S. Government - 30.6%
U.S. Treasury Bonds
2.250%, 08/15/2046	$6,434,000	$6,337,741
2.500%, 02/15/2046 to 05/15/2046	27,067,000	28,090,029
3.000%, 11/15/2045	11,841,000	13,553,315
U.S. Treasury Notes
0.750%, 02/28/2018 to 08/15/2019	49,329,000	49,221,672
0.875%, 05/31/2018 to 09/15/2019	95,438,000	95,544,510
1.000%, 05/15/2018 to 08/31/2019	20,772,000	20,844,128
1.125%, 06/15/2018 to 09/30/2021	46,662,000	46,726,718
1.250%, 12/15/2018	4,530,000	4,572,292
1.375%, 09/30/2018 to 09/30/2023	17,844,000	18,001,005
1.500%, 08/15/2026	35,059,000	34,742,663
1.625%, 08/31/2019 to 11/30/2020	9,454,000	9,653,203
1.750%, 10/31/2020	4,665,000	4,787,638
2.000%, 08/31/2021 to 10/31/2021	23,846,000	24,776,101
2.125%, 08/15/2021	36,328,000	37,938,638
		394,789,653
U.S. Government Agency - 29.4%
Federal Home Loan Mortgage Corp.
2.540%, 07/01/2042 (P)	980,717	1,014,647
2.791%, 12/01/2041 (P)	231,537	242,173
2.813%, 05/01/2045 (P)	789,601	821,297
3.000%, TBA (C)	5,100,000	5,299,550
3.000%, 03/01/2030 to 05/01/2031	1,648,908	1,739,438
3.094%, 02/01/2045 (P)	966,194	1,019,538
3.500%, TBA (C)	4,000,000	4,219,760
3.500%, 11/01/2029 to 06/01/2046	49,890,011	53,427,919
4.000%, 10/01/2029 to 07/01/2046	25,072,477	27,373,422
4.500%, 08/01/2020 to 07/01/2039	3,308,310	3,405,860
5.000%, 06/01/2044	1,326,584	1,513,186
Federal National Mortgage Association
1.347%, 10/09/2019 (Z)	4,055,000	3,892,001
1.706%, 04/01/2043 (P)	1,091,542	1,122,918
2.429%, 02/01/2042 (P)	2,315,395	2,417,464
2.431%, 06/01/2042 (P)	902,224	937,503

The accompanying notes are an integral part of the financial statements.

47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.612%, 06/01/2041 (P)	$1,738,230	$1,832,976
2.669%, 01/01/2042 (P)	1,179,822	1,235,212
2.722%, 01/01/2045 (P)	60,938	63,048
2.744%, 01/01/2045 (P)	1,712,597	1,781,477
2.827%, 05/01/2043 (P)	587,434	620,735
3.000%, TBA (C)	17,300,000	17,840,708
3.000%, 04/01/2031 to 10/01/2031	11,003,215	11,594,698
3.185%, 10/01/2043 (P)	246,177	257,443
3.500%, TBA (C)	17,800,000	18,764,616
3.500%, 12/01/2029 to 09/01/2046	59,155,063	63,329,455
4.000%, TBA (C)	7,300,000	7,801,912
4.000%, 11/01/2029 to 07/01/2046	42,935,129	46,896,856
4.373%, 04/01/2040 (P)	892,989	945,973
4.500%, 01/01/2020 to 06/01/2046	15,875,009	17,635,690
5.000%, 01/01/2040	1,223,534	1,395,116
Government National Mortgage Association
3.000%, TBA (C)	22,300,000	23,316,856
3.500%, TBA (C)	17,000,000	18,036,776
3.500%, 06/15/2046 to 07/15/2046	745,670	794,991
4.000%, 10/15/2041 to 08/20/2046	21,009,003	22,711,718
4.500%, 03/15/2041 to 09/20/2046	7,363,989	8,173,154
5.000%, 11/20/2045	226,043	253,248
Tennessee Valley Authority
2.875%, 09/15/2024	4,045,000	4,377,823
		378,107,157
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $768,613,935)		$772,896,810

FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Canada - 0.3%
Province of Ontario
1.250%, 06/17/2019	1,497,000	1,494,826
1.625%, 01/18/2019	2,085,000	2,103,782
		3,598,608
Israel - 0.1%
Government of Israel
4.500%, 01/30/2043	765,000	872,483
		872,483
Mexico - 0.3%
Government of Mexico
4.125%, 01/21/2026	2,055,000	2,212,208
4.350%, 01/15/2047	970,000	955,450
5.750%, 10/12/2110	1,537,000	1,625,378
		4,793,036
Paraguay - 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (S)	746,000	848,575
Qatar - 0.2%
Government of Qatar
2.375%, 06/02/2021 (S)	1,730,000	1,743,068
3.250%, 06/02/2026 (S)	1,055,000	1,072,439
		2,815,507
Slovenia - 0.5%
Republic of Slovenia
5.250%, 02/18/2024 (S)	2,962,000	3,474,319
5.500%, 10/26/2022 (S)	1,050,000	1,226,098

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Slovenia (continued)
Republic of Slovenia (continued)
5.850%, 05/10/2023 (S)	$1,235,000	$1,478,913
		6,179,330
South Africa - 0.1%
Republic of South Africa
4.300%, 10/12/2028	1,245,000	1,232,550
		1,232,550
United Arab Emirates - 0.1%
Abu Dhabi Government
2.125%, 05/03/2021 (S)	1,290,000	1,299,675
		1,299,675
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $21,140,617)		$21,639,764

CORPORATE BONDS - 24.6%
Consumer discretionary - 2.0%
BMW US Capital LLC
2.800%, 04/11/2026 (S)	1,255,000	1,282,762
Charter Communications Operating LLC
6.484%, 10/23/2045 (S)	1,451,000	1,758,593
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	256,000	254,150
Discovery Communications LLC
4.875%, 04/01/2043	350,000	333,830
4.900%, 03/11/2026	905,000	983,834
General Motors Company 5.000%, 04/01/2035	683,000	708,196
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,050,000	1,065,106
3.700%, 05/09/2023	1,875,000	1,907,567
4.200%, 03/01/2021	2,570,000	2,704,745
5.250%, 03/01/2026	1,485,000	1,626,249
Grupo Televisa SAB
5.000%, 05/13/2045	334,000	319,284
6.125%, 01/31/2046	640,000	703,354
McDonald’s Corp.
2.750%, 12/09/2020	645,000	668,481
3.700%, 01/30/2026	737,000	793,376
4.875%, 12/09/2045	1,415,000	1,646,354
Newell Brands, Inc.
4.200%, 04/01/2026	605,000	659,305
5.500%, 04/01/2046	605,000	735,712
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	670,000	686,373
3.500%, 06/15/2022	580,000	605,370
3.900%, 11/15/2024	504,000	529,685
Time Warner Cable LLC 6.550%, 05/01/2037	350,000	415,741
Viacom, Inc.
2.250%, 02/04/2022	775,000	771,371
3.450%, 10/04/2026	515,000	515,091
4.850%, 12/15/2034	660,000	674,144
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	2,743,000	2,742,926
		25,091,599
Consumer staples - 1.7%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	3,545,000	3,796,280
4.900%, 02/01/2046	2,839,000	3,404,949
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,980,000	2,052,042
3.000%, 06/01/2026	1,240,000	1,250,685

The accompanying notes are an integral part of the financial statements.

48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Philip Morris International, Inc.
2.125%, 05/10/2023	$1,085,000	$1,083,147
4.250%, 11/10/2044	805,000	895,874
Reynolds American, Inc.
5.700%, 08/15/2035	610,000	755,361
5.850%, 08/15/2045	1,110,000	1,440,802
The Coca-Cola Company 1.550%, 09/01/2021	835,000	831,757
Walgreens Boots Alliance, Inc.
3.450%, 06/01/2026	1,715,000	1,781,482
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)	489,000	492,407
2.400%, 10/21/2018 (S)	709,000	720,489
2.900%, 10/21/2019 (S)	1,238,000	1,280,774
3.375%, 10/21/2020 (S)	1,745,000	1,847,205
		21,633,254
Energy - 2.6%
Apache Corp. 4.250%, 01/15/2044	685,000	667,053
Chevron Corp.
1.561%, 05/16/2019	1,707,000	1,716,179
2.100%, 05/16/2021	3,065,000	3,115,900
2.954%, 05/16/2026	745,000	770,294
Cimarex Energy Company 4.375%, 06/01/2024	780,000	815,066
Energy Transfer Partners LP
2.500%, 06/15/2018	1,075,000	1,082,322
4.750%, 01/15/2026	580,000	599,569
6.125%, 12/15/2045	1,890,000	1,969,915
Enterprise Products Operating LLC
5.100%, 02/15/2045	485,000	522,830
5.950%, 02/01/2041	235,000	272,771
6.450%, 09/01/2040	145,000	175,683
EOG Resources, Inc. 4.150%, 01/15/2026	375,000	409,821
Exxon Mobil Corp. 4.114%, 03/01/2046	732,000	814,849
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (S)	425,000	472,982
Halliburton Company 5.000%, 11/15/2045	1,443,000	1,578,867
Hess Corp. 5.800%, 04/01/2047	770,000	788,066
Kinder Morgan, Inc.
5.300%, 12/01/2034	261,000	260,675
5.550%, 06/01/2045	1,250,000	1,285,203
Magellan Midstream Partners LP
5.000%, 03/01/2026	425,000	484,463
Marathon Petroleum Corp.
5.000%, 09/15/2054	130,000	114,281
5.850%, 12/15/2045	465,000	473,400
Noble Energy, Inc. 6.000%, 03/01/2041	375,000	406,522
Petroleos Mexicanos
2.378%, 04/15/2025	1,237,500	1,266,694
2.460%, 12/15/2025	3,078,950	3,162,112
5.625%, 01/23/2046	928,000	811,536
6.750%, 09/21/2047 (S)	970,000	966,120
6.875%, 08/04/2026 (S)	790,000	890,686
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027 (S)	815,000	835,375
Shell International Finance BV
2.500%, 09/12/2026	230,000	226,288
2.875%, 05/10/2026	1,481,000	1,508,975
3.750%, 09/12/2046	685,000	678,801
4.000%, 05/10/2046	1,100,000	1,128,329
TC PipeLines LP 4.650%, 06/15/2021	303,000	317,931
Transcontinental Gas Pipe Line Company LLC
7.850%, 02/01/2026 (S)	1,060,000	1,369,480
Valero Energy Corp. 3.400%, 09/15/2026	1,305,000	1,289,224

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP
4.000%, 09/15/2025	$503,000	$503,200
5.100%, 09/15/2045	155,000	151,569
		33,903,031
Financials - 7.7%
AIA Group, Ltd.
4.500%, 03/16/2046 (S)	340,000	377,808
American International Group, Inc.
3.900%, 04/01/2026	525,000	555,756
6.250%, 05/01/2036	755,000	932,114
Bank of America Corp.
4.450%, 03/03/2026	2,978,000	3,197,928
6.000%, 09/01/2017	1,580,000	1,642,906
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	2,600,000	2,736,874
Capital One Financial Corp.
3.750%, 07/28/2026	825,000	829,418
4.200%, 10/29/2025	1,175,000	1,226,580
Chubb INA Holdings, Inc.
3.350%, 05/03/2026	1,192,000	1,277,140
4.350%, 11/03/2045	920,000	1,066,228
Citigroup, Inc.
1.550%, 08/14/2017	2,238,000	2,240,650
4.450%, 09/29/2027	2,810,000	2,942,579
4.600%, 03/09/2026	1,275,000	1,362,471
Cooperatieve Rabobank UA
3.750%, 07/21/2026	2,125,000	2,129,828
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021 (S)	813,000	829,605
3.800%, 06/09/2023 (S)	1,765,000	1,789,002
4.550%, 04/17/2026 (S)	869,000	912,984
GE Capital International Funding Company
4.418%, 11/15/2035	1,438,000	1,617,060
HSBC Holdings PLC
2.650%, 01/15/2022	3,535,000	3,523,253
3.900%, 05/25/2026	1,170,000	1,215,894
ING Bank NV
2.050%, 08/15/2021 (S)	2,285,000	2,287,703
JPMorgan Chase & Co.
2.295%, 08/15/2021	2,425,000	2,430,422
2.400%, 06/07/2021	1,530,000	1,547,381
2.950%, 10/01/2026	3,943,000	3,956,670
KFW
1.000%, 07/15/2019	2,695,000	2,684,759
Lazard Group LLC
3.750%, 02/13/2025	1,876,000	1,889,533
4.250%, 11/14/2020	1,111,000	1,191,279
Marsh & McLennan Companies, Inc.
3.750%, 03/14/2026	1,150,000	1,243,780
MetLife, Inc.
4.600%, 05/13/2046	803,000	871,171
Metropolitan Life Global Funding I
1.550%, 09/13/2019 (S)	1,115,000	1,114,206
1.950%, 12/03/2018 to 09/15/2021 (S)	1,985,000	1,988,410
Mitsubishi UFJ Financial Group, Inc.
2.757%, 09/13/2026	1,940,000	1,937,171
Morgan Stanley
2.500%, 04/21/2021	2,744,000	2,770,792
3.125%, 07/27/2026	2,930,000	2,959,221
4.000%, 07/23/2025	2,016,000	2,169,180
Murray Street Investment Trust I
4.647%, 03/09/2017	2,461,000	2,485,881

The accompanying notes are an integral part of the financial statements.

49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Canada
2.300%, 03/22/2021	$50,000	$51,374
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,595,000	1,574,244
Skandinaviska Enskilda Banken AB
1.875%, 09/13/2021	1,845,000	1,831,391
Stadshypotek AB
1.875%, 10/02/2019 (S)	1,435,000	1,449,129
Svenska Handelsbanken AB
1.875%, 09/07/2021	1,865,000	1,854,403
Synchrony Financial
3.700%, 08/04/2026	1,455,000	1,445,560
Teachers Insurance & Annuity Association of
America
4.900%, 09/15/2044 (S)	195,000	219,857
The Bank of New York Mellon Corp.
2.200%, 08/16/2023	2,145,000	2,139,269
2.450%, 08/17/2026	1,610,000	1,594,953
The Blackstone Group LP
9.296%, 03/19/2019	1,229,690	1,243,524
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021	2,415,000	2,410,252
4.250%, 10/21/2025	795,000	837,143
4.750%, 10/21/2045	1,058,000	1,190,333
6.750%, 10/01/2037	1,105,000	1,409,683
The Progressive Corp.
2.450%, 01/15/2027	710,000	706,433
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)	3,325,000	3,393,834
Trinity Acquisition PLC
4.400%, 03/15/2026	360,000	377,251
UBS Group Funding Jersey, Ltd.
2.650%, 02/01/2022 (S)	2,285,000	2,280,453
4.125%, 04/15/2026 (S)	530,000	556,865
US Bancorp
2.375%, 07/22/2026	2,100,000	2,066,753
Voya Financial, Inc.
4.800%, 06/15/2046	140,000	138,798
WEA Finance LLC
3.250%, 10/05/2020 (S)	1,205,000	1,255,510
Westpac Banking Corp.
2.000%, 08/19/2021	2,375,000	2,373,737
2.700%, 08/19/2026	950,000	945,834
		99,280,220
Health care - 2.0%
AbbVie, Inc.
2.500%, 05/14/2020	1,915,000	1,954,880
3.200%, 05/14/2026	865,000	876,235
4.450%, 05/14/2046	840,000	879,526
Actavis Funding SCS
3.800%, 03/15/2025	1,495,000	1,583,106
4.750%, 03/15/2045	1,200,000	1,315,342
Amgen, Inc.
2.600%, 08/19/2026	1,080,000	1,063,447
4.400%, 05/01/2045	810,000	852,991
Biogen, Inc. 5.200%, 09/15/2045	678,000	799,454
Celgene Corp.
2.875%, 08/15/2020	765,000	791,427
5.000%, 08/15/2045	1,230,000	1,388,270
Express Scripts Holding Company
4.800%, 07/15/2046	740,000	770,959
Gilead Sciences, Inc. 4.150%, 03/01/2047	665,000	683,457

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Perrigo Finance Unlimited Company
4.375%, 03/15/2026	$1,860,000	$1,942,216
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	1,605,000	1,606,477
2.875%, 09/23/2023	1,880,000	1,888,654
3.200%, 09/23/2026	1,695,000	1,699,675
Teva Pharmaceutical
Finance Netherlands III BV
2.200%, 07/21/2021	1,960,000	1,956,517
3.150%, 10/01/2026	1,165,000	1,171,165
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	1,490,000	1,485,111
UnitedHealth Group, Inc. 3.100%, 03/15/2026	1,175,000	1,228,383
		25,937,292
Industrials - 1.0%
3M Company 2.250%, 09/19/2026	690,000	689,067
AP Moeller - Maersk A/S
3.875%, 09/28/2025 (S)	1,062,000	1,080,052
ERAC USA Finance LLC
3.300%, 12/01/2026 (S)	1,460,000	1,502,969
FedEx Corp. 4.550%, 04/01/2046	1,215,000	1,353,851
General Electric Company 5.875%, 01/14/2038	444,000	596,482
Lockheed Martin Corp.
2.500%, 11/23/2020	1,240,000	1,280,110
4.700%, 05/15/2046	725,000	863,640
Northrop Grumman Corp.
3.250%, 08/01/2023	1,502,000	1,605,739
3.850%, 04/15/2045	493,000	512,894
Penske Truck Leasing Company LP
3.200%, 07/15/2020 (S)	1,130,000	1,169,391
3.375%, 02/01/2022 (S)	875,000	910,003
Union Pacific Corp. 4.050%, 03/01/2046	905,000	998,803
Valmont Industries, Inc. 5.250%, 10/01/2054	719,000	675,124
		13,238,125
Information technology - 2.3%
Apple, Inc.
2.450%, 08/04/2026	1,105,000	1,108,653
3.850%, 08/04/2046	2,185,000	2,225,261
Cisco Systems, Inc.
1.400%, 09/20/2019	2,860,000	2,862,923
1.850%, 09/20/2021	3,120,000	3,140,414
2.200%, 09/20/2023	2,340,000	2,358,514
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)	830,000	910,446
Fidelity National Information Services, Inc.
2.250%, 08/15/2021	805,000	809,721
2.850%, 10/15/2018	1,435,000	1,472,621
3.625%, 10/15/2020	1,150,000	1,219,845
4.500%, 08/15/2046	915,000	917,501
Hewlett Packard Enterprise Company
4.900%, 10/15/2025 (S)	645,000	688,796
6.350%, 10/15/2045 (S)	1,590,000	1,644,165
Microsoft Corp.
2.000%, 08/08/2023	1,240,000	1,238,765
2.400%, 08/08/2026	955,000	955,614
3.450%, 08/08/2036	740,000	754,870
3.700%, 08/08/2046	1,020,000	1,033,201
3.950%, 08/08/2056	475,000	481,109
Oracle Corp.
1.900%, 09/15/2021	1,400,000	1,403,658
2.400%, 09/15/2023	3,085,000	3,110,781
2.650%, 07/15/2026	310,000	309,734

The accompanying notes are an integral part of the financial statements.

50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
3.850%, 07/15/2036	$620,000	$645,138
4.000%, 07/15/2046	640,000	663,095
		29,954,825
Materials - 0.9%
Air Liquide Finance SA
1.375%, 09/27/2019 (S)	1,460,000	1,458,923
1.750%, 09/27/2021 (S)	1,235,000	1,233,192
2.250%, 09/27/2023 (S)	1,055,000	1,059,289
2.500%, 09/27/2026 (S)	1,055,000	1,061,705
Barrick Gold Corp. 5.250%, 04/01/2042	515,000	564,754
Barrick North America Finance LLC
4.400%, 05/30/2021	930,000	1,018,799
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	595,000	705,091
International Paper Company
5.150%, 05/15/2046	1,125,000	1,250,688
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	1,450,000	1,560,866
The Mosaic Company 5.625%, 11/15/2043	364,000	391,689
Vale Overseas, Ltd. 5.875%, 06/10/2021	535,000	560,145
		10,865,141
Real estate - 0.7%
American Tower Corp. 3.450%, 09/15/2021	1,342,000	1,412,503
DDR Corp.
3.375%, 05/15/2023	1,369,000	1,380,404
4.625%, 07/15/2022	1,658,000	1,799,160
Mid-America Apartments LP
3.750%, 06/15/2024	1,229,000	1,282,638
4.000%, 11/15/2025	635,000	674,979
4.300%, 10/15/2023	567,000	612,671
Tanger Properties LP
3.750%, 12/01/2024	607,000	638,209
3.875%, 12/01/2023	709,000	749,741
		8,550,305
Telecommunication services - 1.3%
AT&T, Inc.
3.000%, 06/30/2022	2,240,000	2,303,155
3.400%, 05/15/2025	2,832,000	2,911,259
3.800%, 03/15/2022	944,000	1,011,190
3.950%, 01/15/2025	1,760,000	1,869,252
4.450%, 04/01/2024	2,943,000	3,236,370
Verizon Communications, Inc.
4.125%, 08/15/2046	1,055,000	1,058,050
4.272%, 01/15/2036	1,003,000	1,047,159
4.400%, 11/01/2034	1,555,000	1,648,536
4.862%, 08/21/2046	1,888,000	2,120,060
		17,205,031
Utilities - 2.4%
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,707,000	1,710,182
Arizona Public Service Company
2.550%, 09/15/2026	690,000	694,872
Commonwealth Edison Company
3.700%, 03/01/2045	269,000	278,537
Consolidated Edison Company of New
York, Inc. 3.850%, 06/15/2046	435,000	456,770
Dominion Resources, Inc.
1.600%, 08/15/2019	950,000	948,156
2.000%, 08/15/2021	710,000	708,360
2.850%, 08/15/2026	710,000	706,663

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc. (continued)
2.962%, 07/01/2019	$490,000	$502,904
4.700%, 12/01/2044	352,000	390,476
Duke Energy Carolinas LLC
2.500%, 03/15/2023	995,000	1,028,809
3.875%, 03/15/2046	505,000	536,329
Duke Energy Corp.
1.800%, 09/01/2021	1,080,000	1,074,311
2.650%, 09/01/2026	1,350,000	1,326,119
3.750%, 09/01/2046	585,000	568,867
4.800%, 12/15/2045	245,000	278,845
Duke Energy Florida LLC 3.400%, 10/01/2046	460,000	448,757
Electricite de France SA
5.250%, 10/13/2055 (S)	785,000	816,590
6.000%, 01/22/2114 (S)	235,000	254,480
Fortis, Inc.
2.100%, 10/04/2021 (S)	830,000	826,060
3.055%, 10/04/2026 (S)	1,660,000	1,653,921
Indiana Michigan Power Company
4.550%, 03/15/2046	505,000	569,849
Interstate Power & Light Company
3.700%, 09/15/2046	530,000	539,924
MidAmerican Energy Company
3.500%, 10/15/2024	700,000	763,763
4.250%, 05/01/2046	695,000	797,303
Pacific Gas & Electric Company
2.950%, 03/01/2026	854,000	890,043
PECO Energy Company 3.150%, 10/15/2025	1,280,000	1,361,097
PPL Capital Funding, Inc. 3.100%, 05/15/2026	1,945,000	1,978,337
PPL Electric Utilities Corp.
4.150%, 10/01/2045	835,000	929,450
Puget Energy, Inc. 6.000%, 09/01/2021	1,889,000	2,183,459
Sierra Pacific Power Company
2.600%, 05/01/2026 (S)	1,100,000	1,115,147
Southern California Gas Company
2.600%, 06/15/2026	1,395,000	1,425,770
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	460,000	461,656
Southwestern Electric Power Company
3.900%, 04/01/2045	709,000	711,326
The Southern Company 4.400%, 07/01/2046	970,000	1,049,356
Virginia Electric & Power Company
3.150%, 01/15/2026	765,000	809,284
		30,795,772
TOTAL CORPORATE BONDS (Cost $308,013,028)		$316,454,595

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	1,765,000	2,746,781
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,185,000	1,886,698
New Jersey Turnpike Authority
7.102%, 01/01/2041	1,288,000	1,963,917
North Texas Tollway Authority
6.718%, 01/01/2049	1,406,000	2,193,908
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,616,000	1,867,143
State of California 7.600%, 11/01/2040	1,085,000	1,765,360
The Ohio State University 4.800%, 06/01/2111	484,000	546,693
TOTAL MUNICIPAL BONDS (Cost $10,880,127)		$12,970,500

The accompanying notes are an integral part of the financial statements.

51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
Commercial and residential - 3.8%
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	$417,899	$417,211
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	422,000	432,842
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4,
4.961%, 04/15/2044 (P) (S)	1,033,000	1,142,948
Series 2016-C3, Class A1,
1.793%, 01/10/2048	726,157	730,668
Series 2016-C4, Class ASB,
3.163%, 05/10/2058	520,000	544,499
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A2,
1.987%, 04/10/2046	1,089,000	1,095,405
Series 2016-GC36, Class A5,
3.616%, 02/10/2049	1,287,000	1,398,704
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	1,445,716	1,450,826
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	338,000	339,280
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	585,000	598,288
Series 2013-CR11, Class A1,
1.468%, 10/10/2046	272,722	272,828
Series 2013-CR12, Class A1,
1.295%, 10/10/2046	94,723	94,747
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	172,000	191,680
Series 2013-CR13, Class A4,
4.194%, 11/10/2023 (P)	952,000	1,068,671
Series 2013-CR6, Class A1,
0.719%, 03/10/2046	199,225	198,332
Series 2013-CR6, Class A2,
2.122%, 03/10/2046	1,896,000	1,906,138
Series 2014-CR19, Class A5,
3.796%, 08/10/2047	1,344,000	1,472,710
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	389,000	420,675
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047	928,000	1,001,360
Series 2015-CR26, Class ASB,
3.373%, 10/10/2048	500,000	532,877
Commercial Mortgage Trust (Deutsche Bank
AG), Series 2010-C1, Class A2
3.830%, 07/10/2046 (S)	214,931	219,910
Commercial Mortgage Trust (Deutsche Bank
AG/Jefferies & Company),
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	358,000	381,470
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.808%, 11/15/2048	494,000	541,071
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	261,000	281,238
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A1 3.742%, 11/10/2046 (S)	34,673	34,807
GS Mortgage Securities Trust
Series 2011-GC5, Class A2,
2.999%, 08/10/2044	100,633	100,586

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	$819,643	$821,963
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	214,000	220,346
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	56,530	56,535
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	1,114,000	1,204,212
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	1,117,000	1,208,315
Series 2015-GC32, Class AAB,
3.278%, 10/10/2048	605,000	643,684
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	508,000	523,126
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	762,000	785,167
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	3,127,006	3,667,560
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class ASB,
3.761%, 08/15/2046 (P)	370,000	400,410
Series 2013-C15, Class A2,
2.977%, 11/15/2045	499,130	512,281
Series 2015-C28, Class A3,
2.912%, 10/15/2048	1,740,000	1,794,707
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (P)	1,329,000	1,466,316
Series 2015-C31, Class ASB,
3.540%, 08/15/2048	415,000	446,972
Series 2016-C1, Class ASB,
3.316%, 03/15/2049	1,083,000	1,151,695
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C2, Class ASB
2.954%, 06/15/2049	1,049,000	1,092,640
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2013-C13,
Class ASB 3.414%, 01/15/2046	749,000	795,892
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2010-C2, Class A2,
3.616%, 11/15/2043 (S)	393,448	400,836
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	357,582	367,398
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,806,000	1,942,985
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	2,325,592	2,416,816
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	571,346	572,655
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	309,000	336,641
Series 2016-JP2, Class ASB,
2.814%, 08/15/2049	812,000	832,694
Series 2016-JP3, Class A5,
2.870%, 08/15/2049	391,000	401,488
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	292,189	292,289

The accompanying notes are an integral part of the financial statements.

52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust (continued)
Series 2013-C10, Class A2,
2.964%, 07/15/2046	$321,000	$327,023
Series 2013-C9, Class A,
1.970%, 05/15/2046	396,805	399,687
Series 2015-C23, Class A3,
3.451%, 07/15/2050	321,000	346,383
Series 2016-C28, Class A3,
3.272%, 01/15/2049	902,000	952,447
Series 2016-C28, Class ASB,
3.288%, 04/15/2025	1,090,000	1,157,567
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	211,639	211,490
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	1,296,738	1,294,269
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	579,000	593,111
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	753,299	753,049
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2,
2.113%, 05/10/2063	1,031,849	1,036,250
Series 2012-C4, Class A2,
1.712%, 12/10/2045	816,000	817,846
		49,114,516
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
2.096%, 08/25/2024 (P)	65,029	65,055
Series 300, Class 300, 3.000%, 01/15/2043	2,099,452	2,186,714
Series 4225, Class A, 4.000%, 09/15/2040	1,282,779	1,361,785
Federal National Mortgage Association
Series 2007-108, Class AN,
8.156%, 11/25/2037 (P)	346,345	420,191
Series 2012-112, Class DA,
3.000%, 10/25/2042	3,499,645	3,644,621
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,288,160	1,340,671
Series 2016-59, Class CA,
3.500%, 09/25/2043	4,581,332	4,876,793
Series 2016-M6, Class A2,
2.488%, 05/25/2026	2,514,000	2,587,681
Series 411, Class A3, 3.000%, 08/25/2042	678,821	707,837
		17,191,348
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $65,430,526)		$66,305,864

ASSET BACKED SECURITIES - 15.5%
Ally Auto Receivables Trust, Series 2014-1,
Class A4
1.530%, 04/15/2019	1,261,000	1,267,478
Ally Master Owner Trust, Series 2012-5,
Class A
1.540%, 09/15/2019	695,000	697,498
AmeriCredit Automobile Receivables Trust,
Series 2016-3, Class A2A
1.660%, 11/08/2019	797,000	797,740

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	$986,000	$988,879
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	678,000	684,823
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	1,470,000	1,484,761
Series 2016-2A, Class A,
2.720%, 11/20/2022 (S)	2,049,000	2,069,640
Bank of The West Auto Trust, Series 2014-1,
Class A3
1.090%, 03/15/2019 (S)	545,597	545,534
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	559,000	560,717
Series 2015-1, Class A4,
1.820%, 09/15/2020	1,003,000	1,011,397
Series 2015-2, Class A3,
1.310%, 08/15/2019	788,000	789,033
Series 2015-4, Class A2,
1.600%, 09/17/2018 (S)	625,130	626,343
Series 2015-4, Class A4,
2.580%, 06/15/2021 (S)	1,323,000	1,358,166
Series 2016-1, Class A3,
1.890%, 05/15/2020	1,604,000	1,618,492
Series 2016-1, Class A4,
2.240%, 10/15/2021	893,000	909,635
Series 2016-2, Class A2,
1.470%, 03/15/2019	827,000	828,215
Series 2016-2, Class A4,
2.140%, 12/15/2021	1,454,000	1,465,242
Capital Auto Receivables Asset Trust
Series 2013-2, Class A4,
1.560%, 07/20/2018	125,734	125,771
Series 2013-3, Class A4,
1.680%, 04/20/2018	326,146	326,465
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,064,000	1,065,467
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,926,000	1,921,676
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,277,000	1,282,464
Series 2015-2, Class A2,
1.390%, 09/20/2018	778,000	779,352
Series 2015-2, Class A3,
1.730%, 09/20/2019	1,756,000	1,763,232
Series 2015-2, Class A4,
1.970%, 01/21/2020	2,604,000	2,625,586
Series 2015-3, Class A3,
1.940%, 01/21/2020	1,777,000	1,789,909
Series 2015-4, Class A2,
1.620%, 03/20/2019	1,071,000	1,073,973
Series 2015-4, Class A3,
1.830%, 03/20/2020	1,638,000	1,647,544
Series 2015-4, Class A4,
2.010%, 07/20/2020	879,000	887,026
Series 2016-1, Class A2A,
1.500%, 11/20/2018	2,037,534	2,041,821
Series 2016-1, Class A3,
1.730%, 04/20/2020	1,695,000	1,702,340
Series 2016-1, Class A4,
1.980%, 10/20/2020	765,000	771,288
Series 2016-2, Class A2A,
1.320%, 01/22/2019	499,000	499,337

The accompanying notes are an integral part of the financial statements.

53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables
Asset Trust (continued)
Series 2016-2, Class A3,
1.460%, 06/20/2020	$1,198,000	$1,197,648
Series 2016-3, Class A2A,
1.360%, 04/22/2019	832,000	832,274
Series 2016-3, Class A3,
1.540%, 08/20/2020	716,000	716,312
Series 2016-3, Class A4,
1.690%, 03/22/2021	601,000	602,419
Capital One Multi-Asset Execution Trust
Series 2014-A5, Class A,
1.480%, 07/15/2020	2,918,000	2,930,747
Series 2015-A1, Class A,
1.390%, 01/15/2021	153,000	153,687
Series 2016-A2, Class A2,
1.154%, 02/15/2024 (P)	1,224,000	1,231,137
Series 2016-A5, Class A5,
1.660%, 06/17/2024	1,796,000	1,791,898
Chrysler Capital Auto Receivables Trust,
Series 2016-AA, Class A3
1.770%, 10/15/2020 (S)	2,596,000	2,608,592
Citibank Credit Card Issuance Trust
Series 2013-A2, Class A2,
0.802%, 05/26/2020 (P)	1,763,000	1,765,828
Series 2014-A8, Class A8,
1.730%, 04/09/2020	626,000	631,877
Discover Card Execution Note Trust
Series 2016-A2, Class A2,
1.021%, 09/15/2021 (P)	578,000	582,702
Series 2016-A4, Class A4,
1.390%, 03/15/2022	4,112,000	4,117,197
Flagship Credit Auto Trust, Series 2016-3,
Class A2
2.540%, 11/15/2020 (S)	820,000	821,587
Ford Credit Auto Owner Trust
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	2,320,000	2,364,907
Series 2015-2, Class A,
2.440%, 01/15/2027 (S)	3,379,000	3,469,394
Series 2016-1, Class A,
2.310%, 08/15/2027 (S)	2,413,000	2,468,630
Series 2016-2, Class A,
2.030%, 12/15/2027 (S)	3,106,000	3,132,656
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	740,000	742,103
Series 2014-1, Class A1,
1.200%, 02/15/2019	785,000	785,473
Series 2015-2, Class A2,
1.005%, 01/15/2022 (P)	754,000	755,514
Hertz Vehicle Financing II LP, Series 2015-1A,
Class A
2.730%, 03/25/2021 (S)	790,000	800,491
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2,
1.830%, 08/25/2019 (S)	673,000	670,738
Series 2016-3A, Class A,
2.270%, 07/25/2020 (S)	1,647,000	1,648,303
Series 2016-4A, Class A,
2.650%, 07/15/2022 (S)	1,457,000	1,473,718
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Class A3
1.260%, 02/16/2021	1,462,000	1,465,376

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust
Series 2014-AA, Class A2B,
1.684%, 02/15/2029 (P) (S)	$915,000	$917,996
Series 2015-AA, Class A2A,
2.650%, 12/15/2028 (S)	700,000	716,490
Series 2015-AA, Class A2B,
1.634%, 12/15/2028 (P) (S)	534,000	538,536
Series 2015-CA, Class B,
3.250%, 05/15/2040 (S)	1,012,000	1,017,172
Series 2016-AA, Class A2A,
3.910%, 12/15/2045 (S)	2,238,000	2,386,554
Navient Student Loan Trust
Series 2014-8, Class A2,
0.886%, 04/25/2023 (P)	902,000	900,289
Series 2014-CTA, Class A,
1.134%, 09/16/2024 (P) (S)	1,325,427	1,322,977
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.818%, 10/27/2036 (P)	2,189,416	2,113,067
Series 2004-4, Class A5,
0.798%, 01/25/2037 (P)	1,277,168	1,232,774
Series 2005-1, Class A5,
0.748%, 10/25/2033 (P)	3,495,574	3,326,398
Series 2005-2, Class A5,
0.724%, 03/23/2037 (P)	1,385,000	1,303,394
Series 2005-3, Class A5,
0.744%, 12/24/2035 (P)	1,437,549	1,356,464
Series 2005-4, Class A4,
0.804%, 03/22/2032 (P)	859,000	794,440
Series 2010-4, Class A,
1.239%, 04/25/2046 (P) (S)	483,790	482,437
Nissan Auto Receivables Owner Trust
Series 2016-C, Class A2A,
1.070%, 05/15/2019	1,955,000	1,953,671
Series 2016-C, Class A3,
1.180%, 01/15/2021	1,245,000	1,245,097
Santander Drive Auto Receivables Trust,
Series 2016-2, Class A2A
1.380%, 07/15/2019	2,160,000	2,163,325
SLC Student Loan Trust, Series 2007-2,
Class A2
1.026%, 05/15/2028 (P)	584,217	579,196
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	2,622,529	2,710,053
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	362,597	372,625
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	1,228,936	1,253,882
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	2,694,864	2,731,408
Series 2012-E, Class A2B,
2.183%, 06/15/2045 (P) (S)	809,000	821,374
Series 2013-A, Class A1,
1.033%, 08/15/2022 (P) (S)	147,136	147,365
Series 2013-A, Class A2A,
1.770%, 05/17/2027 (S)	607,000	606,265
Series 2013-A, Class A2B,
1.483%, 05/17/2027 (P) (S)	1,314,000	1,324,817
Series 2013-B, Class A1,
1.083%, 07/15/2022 (P) (S)	843,857	845,169
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	1,854,000	1,852,720

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	$1,310,000	$1,336,607
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	2,296,000	2,324,328
SLM Student Loan Trust
Series 2004-10, Class A6A,
1.188%, 04/27/2026 (P) (S)	3,457,000	3,435,938
Series 2004-10, Class A7A,
1.465%, 10/25/2029 (P) (S)	1,254,000	1,201,884
Series 2004-3, Class A5,
0.808%, 07/25/2023 (P)	1,459,842	1,448,883
Series 2005-5, Class A3,
0.738%, 04/25/2025 (P)	212,709	211,349
Series 2005-5, Class A4,
0.778%, 10/25/2028 (P)	3,917,000	3,736,619
Series 2005-6, Class A5B,
1.838%, 07/27/2026 (P)	581,190	583,089
Series 2005-6, Class A6,
0.778%, 10/27/2031 (P)	3,303,000	3,199,607
Series 2005-7, Class A4,
0.788%, 10/25/2029 (P)	362,000	349,662
Series 2005-9, Class A5,
0.758%, 01/27/2025 (P)	78,479	78,447
Series 2006-3, Class A5,
0.738%, 01/25/2021 (P)	1,857,000	1,774,060
Series 2007-2, Class A4,
0.698%, 07/25/2022 (P)	3,133,000	2,959,570
Series 2007-2, Class B,
0.808%, 07/25/2025 (P)	1,485,000	1,188,709
Series 2007-3, Class A3,
0.678%, 04/25/2019 (P)	3,270,928	3,260,676
Series 2007-5, Class A5,
0.718%, 01/25/2024 (P)	1,415,375	1,408,085
Series 2010-1, Class A,
0.924%, 03/25/2025 (P)	1,676,689	1,625,633
Series 2012-6, Class A3,
1.196%, 05/26/2026 (P)	1,997,000	1,956,792
Series 2012-6, Class B,
1.446%, 04/27/2043 (P)	1,228,000	1,056,257
Series 2013-1, Class B,
2.246%, 11/25/2043 (P)	336,000	298,041
Series 2013-3, Class B,
1.946%, 09/25/2043 (P)	993,000	850,663
Series 2013-6, Class A3,
1.096%, 06/26/2028 (P)	2,299,000	2,285,561
Series 2014-2, Class A3,
1.036%, 03/26/2029 (P)	1,445,000	1,425,132
SMB Private Education Loan Trust
Series 2015-A, Class A1,
1.033%, 07/17/2023 (P) (S)	332,604	333,029
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	3,845,000	3,915,524
Series 2015-A, Class A2B,
1.433%, 06/15/2027 (P) (S)	2,549,000	2,531,130
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	754,000	783,627
Series 2015-B, Class A2B,
1.633%, 07/15/2027 (P) (S)	1,968,000	1,971,723
Series 2015-C, Class A1,
1.333%, 07/15/2022 (P) (S)	1,270,279	1,273,794
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)	1,148,000	1,181,508

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2015-C, Class A2B,
1.833%, 06/15/2023 (P) (S)	$957,000	$974,378
Series 2016-A, Class A1,
1.136%, 05/15/2023 (P) (S)	1,341,756	1,343,473
Series 2016-A, Class A2A,
2.700%, 05/15/2031 (S)	3,092,000	3,150,904
Series 2016-A, Class A2B,
1.936%, 05/15/2031 (P) (S)	2,361,000	2,395,424
Series 2016-B, Class A1,
1.140%, 11/15/2023 (P) (S)	1,657,811	1,660,525
Series 2016-B, Class A2A,
2.600%, 02/17/2032 (S)	1,974,000	1,978,595
Series 2016-B, Class A2B,
1.940%, 02/17/2032 (P) (S)	959,000	970,377
SoFi Professional Loan Program
Series 2016-D, Class A2A,
1.550%, 04/25/2033 (S)	1,097,000	1,096,944
Series 2016-D, Class A2B,
2.340%, 04/25/2033 (S)	1,065,000	1,064,848
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A, 2.150%, 05/15/2024	2,795,000	2,850,173
Series 2016-3, Class A, 1.580%, 09/15/2022	2,500,000	2,504,881
TCF Auto Receivables Owner Trust
Series 2016-1A, Class A2,
1.390%, 11/15/2019 (S)	1,389,000	1,388,933
Series 2016-1A, Class A3,
1.710%, 04/15/2021 (S)	556,000	555,947
Series 2016-1A, Class A4,
2.030%, 02/15/2022 (S)	414,000	414,079
Toyota Auto Receivables Trust
Series 2016-C, Class A2A,
1.000%, 01/15/2019	1,158,000	1,157,669
Series 2016-C, Class A3,
1.140%, 08/17/2020	1,544,000	1,541,182
Trade MAPS 1, Ltd., Series 2013-1A, Class A
1.138%, 12/10/2018 (P) (S)	3,203,000	3,197,770
Verizon Owner Trust, Series 2016-1A, Class A
1.420%, 01/20/2021 (S)	2,872,000	2,878,497
World Financial Network Credit
Card Master Trust
Series 2014-C, Class A, 1.540%, 08/16/2021	257,000	257,984
Series 2016-A, Class A, 2.030%, 04/15/2025	378,000	380,565
Series 2016-B, Class A, 1.440%, 06/15/2022	1,671,000	1,671,134
World Omni Auto Receivables Trust,
Series 2016-B, Class A3
1.300%, 02/15/2022	1,370,000	1,370,668
TOTAL ASSET BACKED SECURITIES (Cost $199,552,871)		$199,574,884

SHORT-TERM INVESTMENTS - 1.4%
Money market funds - 1.4%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.3969% (Y)	18,239,342	$18,239,342
TOTAL SHORT-TERM INVESTMENTS (Cost $18,239,342)		$18,239,342
Total Investments (Core Bond Trust)
(Cost $1,391,870,446) - 109.3%		$1,408,081,759
Other assets and liabilities, net - (9.3%)		(119,349,841)
TOTAL NET ASSETS - 100.0%		$1,288,731,918

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SALE COMMITMENTS OUTSTANDING - (1.2)%
U.S. Government Agency - (1.2)%
Federal National Mortgage Association
3.000%, TBA (C)	(8,000,000)	$(8,207,010)
4.000%, TBA (C)	(7,300,000)	(7,801,912)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(15,931,648))		$(16,008,922)

Core Strategy Trust

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.2%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	153,062,679	$2,553,085,485
Fixed income - 29.8%
Bond, Series NAV (JHAM) (A)(1)	77,426,579	1,082,423,580
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,590,469,567)		$3,635,509,065

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	4
Consumer staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	752
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified financial services - 0.0%
SRH NV (I)	1,920	0
		0
Health care - 0.0%
Health care providers and services - 0.0%
Medcath Corp. (I)	500	250
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	62
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
		62
Materials - 0.0%
Metals and mining - 0.0%
Timminco, Ltd. (I)	300	0
TOTAL COMMON STOCKS (Cost $99,936)		$1,068
Total Investments (Core Strategy Trust)
(Cost $3,590,569,503) - 100.0%		$3,635,510,133
Other assets and liabilities, net - 0.0%		74,944
TOTAL NET ASSETS - 100.0%		$3,635,585,077

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.2%
Australia - 0.0%
MMG, Ltd. (I)	528,000	$133,484
Brazil - 5.2%
Aliansce Shopping Centers SA	39,777	188,969
B2W Cia Digital (I)	13,053	64,018
Banco Alfa de Investimento SA	35,100	46,733
Banco Bradesco SA	127,484	1,111,318
Banco do Brasil SA	303,683	2,129,045
Banco Santander Brasil SA	124,350	841,197
BM&FBovespa SA	704,038	3,639,094
Brasil Brokers Participacoes SA (I)	43,600	22,791
BrasilAgro	15,900	56,127
Cia Siderurgica Nacional SA (I)	347,459	971,174
Cosan SA Industria e Comercio	36,306	420,983
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	149,300	469,640
Direcional Engenharia SA	46,600	82,965
Duratex SA	171,831	454,391
Embraer SA	190,580	821,003
Embraer SA, ADR	33,254	573,964
Estacio Participacoes SA	63,904	349,962
Eternit SA	22,300	10,491
Even Construtora e Incorporadora SA	153,400	181,128
Ez Tec Empreendimentos e Participacoes SA	41,926	196,213
Fibria Celulose SA	55,198	390,543
Fibria Celulose SA, ADR (L)	132,301	935,368
GAEC Educacao SA	16,200	61,768
Gafisa SA	27,961	21,408
Gafisa SA, ADR (L)	77,709	120,449
Gerdau SA	76,629	154,335
Gerdau SA, ADR (L)	419,641	1,141,424
Guararapes Confeccoes SA	4,400	92,001
Helbor Empreendimentos SA	52,400	33,030
Hypermarcas SA	49,471	423,952
International Meal
Company Alimentacao SA (I)	62,700	106,038
Iochpe Maxion SA	44,500	239,594
JBS SA	568,861	2,067,536
JHSF Participacoes SA (I)	56,500	27,797
Kepler Weber SA	12,700	78,649
Kroton Educacional SA	637,149	2,897,601
Log-in Logistica Intermodal SA (I)	15,980	16,952
Magnesita Refratarios SA (I)	24,950	167,170
Marfrig Global Foods SA (I)	102,900	165,164
Mills Estruturas e Servicos
de Engenharia SA (I)	52,777	74,326
MRV Engenharia e Participacoes SA	194,665	714,696
Paranapanema SA	143,550	69,741
Petroleo Brasileiro SA (I)	720,526	3,354,324
Petroleo Brasileiro SA, ADR (I)	912,996	7,586,997
Porto Seguro SA	39,633	363,408
Profarma Distribuidora de
Produtos Farmaceuticos SA (I)	3,500	10,633
QGEP Participacoes SA	47,960	68,574
Restoque Comercio e Confeccoes
de Roupas SA (I)	18,300	21,158
Rumo Logistica Operadora Multimodal SA (I)	99,129	192,640
Santos Brasil Participacoes SA	87,000	74,904
Sao Carlos Empreendimentos
e Participacoes SA	7,005	56,305
Sao Martinho SA	13,411	241,857
SLC Agricola SA	41,478	179,322
Sul America SA	118,537	591,564
Tecnisa SA	75,700	57,028

The accompanying notes are an integral part of the financial statements.

56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
TOTVS SA	3,254	$30,397
Usinas Siderurgicas de Minas Gerais SA (I)	65,038	188,985
Vale SA	607,495	3,326,872
Via Varejo SA	90,840	177,929
		39,153,645
Chile - 1.3%
Besalco SA	54,208	24,713
CAP SA	34,732	187,904
Cementos BIO BIO SA	27,777	26,157
Cencosud SA	359,457	1,077,230
Cia Sud Americana de Vapores SA (I)	4,643,700	76,542
Cristalerias de Chile SA	36,714	330,443
Empresa Nacional
de Telecomunicaciones SA (I)	35,080	343,800
Empresas CMPC SA	406,264	806,864
Empresas COPEC SA	195,142	1,817,891
Empresas Hites SA	46,731	30,394
Empresas La Polar SA (I)	100,593	4,586
Enersis Americas SA, ADR	157,321	1,288,459
Enersis Chile SA	193,814	920,617
Grupo Security SA	177,388	59,504
Inversiones Aguas Metropolitanas SA	190,194	340,152
Itau CorpBanca	4,188,241	37,813
Latam Airlines Group SA (I)	99,235	770,788
Latam Airlines Group SA, ADR (I)(L)	38,403	311,832
Masisa SA	2,130,086	106,878
PAZ Corp. SA	82,428	62,441
Ripley Corp. SA	552,472	339,829
Salfacorp SA	159,028	125,232
Sigdo Koppers SA	26,143	33,509
Sociedad Matriz SAAM SA	1,923,287	160,841
Socovesa SA	258,766	82,700
Tech Pack SA (I)	92,995	49,452
Vina Concha y Toro SA	31,425	54,948
		9,471,519
China - 12.3%
361 Degrees International, Ltd.	287,000	102,500
Agile Group Holdings, Ltd.	733,000	419,810
Agricultural Bank of China, Ltd., H Shares	6,171,000	2,661,779
Air China, Ltd., H Shares	346,000	233,891
Aluminum Corp. of China, Ltd., H Shares (I)	352,000	128,420
Angang Steel Company, Ltd., H Shares (I)	280,000	136,104
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	92,000	22,820
Anton Oilfield Services Group (I)	128,000	12,007
Asia Cement China Holdings Corp.	171,000	41,441
Asia Plastic Recycling Holding, Ltd.	78,000	46,255
AVIC International Holdings, Ltd., H Shares	152,000	86,117
Bank of China, Ltd., H Shares	20,817,694	9,613,694
Bank of Chongqing Company, Ltd., H Shares	204,500	168,568
Bank of Communications Company, Ltd.,
H Shares	1,608,876	1,237,466
Baoye Group Company, Ltd., H Shares	110,000	75,004
BBMG Corp., H Shares	362,000	140,413
Beijing Capital International Airport
Company, Ltd., H Shares	366,000	417,213
Beijing Capital Land, Ltd., H Shares	390,000	160,990
Beijing North Star Company, H Shares	260,000	89,365
Boer Power Holdings, Ltd.	130,000	59,451
BYD Electronic International Company, Ltd.	249,500	209,407
Central China Real Estate, Ltd.	397,732	94,350
Chigo Holding, Ltd. (I)	1,328,000	19,628

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Aoyuan Property Group, Ltd.	615,000	$147,780
China BlueChemical, Ltd., H Shares	420,000	77,528
China CITIC Bank Corp., Ltd., H Shares	1,907,775	1,276,069
China Coal Energy Company, Ltd., H Shares (I)	480,000	261,270
China Communications Construction
Company, Ltd., H Shares	431,555	457,987
China Communications Services Corp., Ltd.,
H Shares	563,200	353,506
China Construction Bank Corp., H Shares	33,772,000	25,364,069
China Dongxiang Group Company	1,420,000	281,184
China Dredging Environment
Protection Holdings, Ltd. (I)	116,000	9,949
China Everbright Bank Company, Ltd.,
H Shares	695,000	325,499
China Evergrande Group	1,199,000	819,312
China Galaxy Securities Company, Ltd.,
H Shares	533,500	490,694
China Great Star International, Ltd. (I)	23,679	39,072
China Hongqiao Group, Ltd. (L)	482,000	435,857
China Huiyuan Juice Group, Ltd. (I)	241,000	85,207
China Longevity Group Co., Ltd. (I)	93,000	16,426
China Merchants Bank Company, Ltd.,
H Shares	943,144	2,398,448
China Modern Dairy Holdings, Ltd. (I)	294,000	55,573
China National Building Material
Company, Ltd., H Shares	1,404,000	628,782
China National Materials Company, Ltd.,
H Shares	577,000	135,160
China Petroleum & Chemical Corp., ADR	71,846	5,305,827
China Railway Construction Corp., H Shares	288,665	330,771
China Railway Group, Ltd., H Shares	320,000	233,952
China Rare Earth Holdings, Ltd. (I)	443,600	32,247
China SCE Property Holdings, Ltd.	535,200	130,723
China Shanshui Cement Group, Ltd. (I)(L)	1,166,000	75,164
China Shenhua Energy Company, Ltd.,
H Shares	581,500	1,149,324
China Shipping Container Lines Company, Ltd.,
H Shares (I)	240,150	51,770
China Shipping Development Company, Ltd.,
H Shares	428,000	232,884
China Southern Airlines Company, Ltd.,
H Shares	462,000	260,617
China Taifeng Beddings Holdings, Ltd. (I)	204,000	28,405
China Yurun Food Group, Ltd. (I)	652,000	106,649
China ZhengTong Auto Services Holdings, Ltd.	277,500	88,351
China Zhongwang Holdings, Ltd.	700,800	340,541
Chongqing Machinery & Electric
Company, Ltd., H Shares	632,000	75,484
Chongqing Rural Commercial Bank, H Shares	885,000	548,847
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd. (I)	111,000	15,400
CIFI Holdings Group Company, Ltd	316,000	99,745
CNOOC, Ltd.	6,434,000	8,116,578
CNOOC, Ltd., ADR	4,614	583,625
Coland Holdings, Ltd.	14,000	21,386
Comtec Solar Systems Group, Ltd. (I)	248,000	12,524
Coolpad Group, Ltd. (I)	604,200	114,483
Country Garden Holdings Company, Ltd.	1,588,000	843,767
CPMC Holdings, Ltd.	10,000	5,063
Dalian Port PDA Company, Ltd., H Shares	363,400	63,301
Daphne International Holdings, Ltd. (I)	172,000	23,005
Dongfeng Motor Group Company, Ltd.,
H Shares	664,000	669,610

The accompanying notes are an integral part of the financial statements.

57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Dongyue Group, Ltd. (I)	310,000	$54,755
Evergreen International Holdings, Ltd. (I)	122,000	13,286
Fantasia Holdings Group Company, Ltd. (I)	763,500	117,195
Fosun International, Ltd.	134,960	204,371
Fufeng Group, Ltd.	331,200	154,556
GOME Electrical Appliances Holding, Ltd.	2,575,000	317,648
Greenland Hong Kong Holdings, Ltd. (I)	245,625	71,706
Greentown China Holdings, Ltd. (I)	274,000	233,113
Guangshen Railway Company, Ltd., ADR	22,322	583,274
Guangzhou R&F Properties Company, Ltd.,
H Shares	452,000	716,265
Guodian Technology & Environment
Group Corp., Ltd., H Shares (I)	219,000	14,747
Harbin Bank Company, Ltd., H Shares (S)	86,000	26,524
Harbin Electric Company, Ltd., H Shares	318,000	153,768
Hilong Holding, Ltd.	435,000	65,200
HNA Infrastructure Company, Ltd.	47,000	52,711
Honghua Group, Ltd. (I)	292,000	17,643
Huaneng Renewables Corp., Ltd., H Shares	638,000	224,309
Huishang Bank Corp., Ltd., H Shares	222,000	114,353
Hydoo International Holding, Ltd.	128,000	13,118
Industrial & Commercial Bank of China, Ltd.,
H Shares	21,097,000	13,389,647
Jiangxi Copper Company, Ltd., H Shares	315,000	361,801
Kaisa Group Holdings, Ltd. (I)	1,062,000	53,398
KWG Property Holding, Ltd.	532,013	352,417
Leoch International Technology, Ltd.	102,000	13,506
Lianhua Supermarket Holdings Company, Ltd.,
H Shares (I)	114,000	43,991
Longfor Properties Company, Ltd.	44,500	68,745
Lonking Holdings, Ltd.	871,000	127,833
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)	384,000	87,811
Maoye International Holdings, Ltd. (I)	553,000	55,203
Metallurgical Corp. of China, Ltd., H Shares	388,000	127,722
Parkson Retail Group, Ltd.	497,000	53,493
Peak Sport Products Company, Ltd.	395,000	128,657
Powerlong Real Estate Holdings, Ltd.	535,000	179,629
Qunxing Paper Holdings Company, Ltd. (I)	634,371	0
Renhe Commercial Holdings Company, Ltd. (I)	6,306,000	157,482
Sany Heavy Equipment International
Holdings Company, Ltd. (I)	451,000	63,034
Semiconductor Manufacturing
International Corp., ADR (I)	127,896	712,381
Semiconductor
Manufacturing International Corp. (I)	2,550,000	287,252
Shandong Chenming Paper Holdings, Ltd.,
H Shares	113,500	113,143
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	254,000	78,821
Shanghai Prime Machinery Company, Ltd.,
H Shares	306,000	62,753
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	268,500	13,924
Shenguan Holdings Group, Ltd.	90,000	6,886
Shui On Land, Ltd.	1,546,461	422,624
Shunfeng International Clean Energy, Ltd. (I)	424,000	50,783
Sino-Ocean Land Holding, Ltd.	770,973	357,917
Sinopec Engineering Group Company, Ltd.,
H Shares	146,000	126,496
Sinotrans, Ltd., H Shares	753,000	367,938
Sinotruk Hong Kong, Ltd.	282,500	151,620
SOHO China, Ltd.	865,000	469,330
SPT Energy Group, Inc. (I)	264,000	19,305

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Sunac China Holdings, Ltd.	190,000	$138,238
Tiangong International Company, Ltd.	434,000	48,473
Tianneng Power International, Ltd.	106,000	90,877
Tonly Electronics Holdings, Ltd.	2,280	1,198
TravelSky Technology, Ltd., H Shares	30,500	72,798
Trigiant Group, Ltd.	154,000	22,344
V1 Group, Ltd.	719,400	37,391
Weichai Power Company, Ltd., H Shares	79,000	106,593
Weiqiao Textile Company, H Shares	181,500	129,970
West China Cement, Ltd. (I)	982,000	96,425
Wuzhou International Holdings, Ltd. (I)	272,000	27,381
Xiamen International Port Company, Ltd.,
H Shares	464,000	94,112
Xingda International Holdings, Ltd.	276,000	114,205
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares (I)	96,000	98,984
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	365,000	39,895
Yanzhou Coal Mining Company, Ltd., H Shares	292,000	197,967
Yuanda China Holdings, Ltd. (I)	830,000	23,642
Yuzhou Properties Company, Ltd.	325,080	120,794
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	386,600	38,564
Zhongsheng Group Holdings, Ltd.	198,500	190,028
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	395,600	139,874
		92,879,945
Colombia - 0.5%
Almacenes Exito SA	69,441	354,027
Ecopetrol SA (I)	2,165,302	938,709
Grupo Argos SA	125,619	811,218
Grupo de Inversiones Suramericana SA	102,934	1,343,013
Grupo Nutresa SA	12,821	112,676
		3,559,643
Czech Republic - 0.3%
CEZ AS	78,558	1,403,420
Pegas Nonwovens SA	4,846	158,270
Unipetrol AS	114,409	862,302
		2,423,992
Greece - 0.1%
Bank of Greece	1,882	20,976
Ellaktor SA (I)	80,249	113,456
GEK Terna Holding Real
Estate Construction SA (I)	57,356	118,490
Hellenic Petroleum SA (I)	50,445	224,644
Intracom Holdings SA (I)	88,849	27,549
Marfin Investment Group Holdings SA (I)	448,897	61,820
Mytilineos Holdings SA (I)	54,223	254,900
		821,835
Hong Kong - 2.8%
AMVIG Holdings, Ltd.	262,000	91,793
Anxin-China Holdings, Ltd. (I)	1,648,000	81,801
Asian Citrus Holdings, Ltd. (I)	249,000	19,262
Beijing Enterprises Holdings, Ltd.	83,000	423,571
C C Land Holdings, Ltd.	625,084	164,865
Carrianna Group Holdings Company, Ltd.	182,675	17,461
CECEP COSTIN New Materials Group, Ltd.	348,000	26,920
Century Sunshine Group Holdings, Ltd.	165,000	6,212
CGN Meiya Power
Holdings Company, Ltd. (I)(S)	90,000	13,973
China Aerospace International Holdings, Ltd.	961,200	127,425

The accompanying notes are an integral part of the financial statements.

58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Agri-Industries Holdings, Ltd. (I)	864,300	$314,401
China Everbright, Ltd.	216,000	445,471
China Fiber Optic Network
System Group, Ltd. (I)	150,800	11,951
China Glass Holdings, Ltd. (I)	130,000	17,881
China High Precision
Automation Group, Ltd. (I)	18,000	2,878
China High Speed Transmission Equipment
Group Company, Ltd.	451,000	458,607
China Jinmao Holdings Group, Ltd.	1,794,000	556,804
China Lumena New Materials Corp. (I)	2,036,000	0
China Merchants Land, Ltd.	498,000	76,296
China Merchants Port Holdings Company, Ltd.	270,684	726,106
China New Town
Development Company, Ltd. (I)	1,505,165	67,188
China Ocean Resources Company, Ltd. (I)(L)	22,990	38,514
China Oil & Gas Group, Ltd. (I)	1,240,000	91,741
China Overseas Grand Oceans Group, Ltd. (I)	365,000	118,597
China Precious Metal Resources
Holdings Company, Ltd. (I)	1,252,000	40,403
China Properties Group, Ltd. (I)	200,000	52,438
China Resources Beer
Holdings Company, Ltd. (I)	43,885	93,530
China Resources Cement Holdings, Ltd.	580,000	233,451
China Singyes Solar
Technologies Holdings, Ltd.	251,400	130,285
China South City Holdings, Ltd. (L)	790,000	176,391
China Travel International Investment
Hong Kong, Ltd.	1,058,000	307,567
China Unicom Hong Kong, Ltd.	1,140,000	1,388,959
China Unicom Hong Kong, Ltd., ADR (L)	146,172	1,780,375
CITIC Resources Holdings, Ltd. (I)	604,000	74,536
CITIC, Ltd.	1,878,130	2,700,934
Citychamp Watch & Jewellery Group, Ltd.	346,000	81,574
Clear Media, Ltd.	52,000	49,615
Comba Telecom Systems Holdings, Ltd.	281,490	56,061
Concord New Energy Group, Ltd.	140,000	7,372
COSCO International Holdings, Ltd.	243,625	110,042
COSCO SHIPPING Ports, Ltd.	760,191	782,165
Dah Chong Hong Holdings, Ltd.	360,000	146,171
Digital China Holdings, Ltd. (L)	94,000	90,773
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,266
EVA Precision Industrial Holdings, Ltd.	344,000	41,508
Glorious Property Holdings, Ltd. (I)	1,317,000	175,653
Golden Meditech Holdings, Ltd. (I)	585,546	75,045
Goldlion Holdings, Ltd.	178,000	71,233
Hengdeli Holdings, Ltd. (I)	968,000	107,911
HKC Holdings, Ltd. (I)	730,149	12,455
Hopson Development Holdings, Ltd.	242,000	240,603
Hua Han Health Industry Holdings, Ltd.	1,120,000	77,105
Inspur International, Ltd.	134,000	26,546
Ju Teng International Holdings, Ltd.	414,000	123,816
Kingboard Chemical Holdings, Ltd.	269,130	819,004
Kingboard Laminates Holdings, Ltd.	258,500	237,230
Kunlun Energy Company, Ltd.	772,000	596,773
MIE Holdings Corp. (I)	644,000	64,354
Min Xin Holdings, Ltd.	46,000	48,339
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	38,549
Minmetals Land, Ltd.	600,000	76,949
New World Department Store China, Ltd. (I)	175,000	25,826
Nine Dragons Paper Holdings, Ltd.	407,000	383,776
Poly Property Group Company, Ltd. (I)	869,453	298,661

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Pou Sheng International Holdings, Ltd.	217,000	$72,017
Prosperity International Holdings HK, Ltd. (I)	620,000	10,674
Qingling Motors Company, Ltd., H Shares	358,000	109,460
Real Nutriceutical Group, Ltd.	178,000	14,995
REXLot Holdings, Ltd. (I)	14,231	211
Rotam Global Agrosciences, Ltd.	7,854	9,779
Samson Holding, Ltd.	317,548	29,981
Shanghai Industrial Holdings, Ltd.	205,000	593,421
Shanghai Industrial Urban
Development Group, Ltd.	689,000	178,849
Shanghai Zendai Property, Ltd. (I)	2,530,000	53,532
Shenzhen International Holdings, Ltd.	351,904	587,329
Shenzhen Investment, Ltd.	496,893	238,502
Shimao Property Holdings, Ltd.	494,500	675,853
Shougang Concord International
Enterprises Company, Ltd. (I)	1,954,000	67,231
Shougang Fushan Resources Group, Ltd.	1,024,000	232,369
Silver Grant International Industries, Ltd. (I)	322,000	33,828
Sino Oil and Gas Holdings, Ltd. (I)	3,900,000	96,980
Sinofert Holdings, Ltd.	946,000	120,365
Sinolink Worldwide Holdings, Ltd. (I)	858,000	95,810
Sinotrans Shipping, Ltd. (I)	683,000	103,646
Skyworth Digital Holdings, Ltd.	824,204	598,393
SMI Holdings Group, Ltd.	424,000	42,322
SRE Group, Ltd. (I)	1,148,857	37,397
TCC International Holdings, Ltd.	704,000	176,163
TCL Multimedia Technology Holdings, Ltd. (I)	103,200	51,033
Tian An China Investment, Ltd.	191,000	103,881
Tianjin Port Development Holdings, Ltd.	942,000	143,014
Tomson Group, Ltd.	279,120	94,136
TPV Technology, Ltd.	487,684	87,184
Truly International Holdings, Ltd.	356,000	145,578
Wasion Group Holdings, Ltd.	138,000	75,749
Yanchang Petroleum International, Ltd. (I)	2,380,000	65,373
Yuexiu Property Company, Ltd.	2,893,542	458,732
		21,208,749
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC	24,271	1,503,651
OTP Bank PLC	36,653	962,938
		2,466,589
India - 13.5%
Aarti Industries, Ltd.	11,714	109,275
Aban Offshore, Ltd. (I)	15,263	45,271
Adani Enterprises, Ltd.	124,290	123,392
Adani Ports and Special Economic Zone, Ltd.	399,962	1,539,482
Adani Power, Ltd. (I)	434,332	163,012
Adani Transmissions, Ltd. (I)	164,157	94,649
Aditya Birla Fashion and Retail, Ltd. (I)	63,429	131,630
Aditya Birla Nuvo, Ltd.	38,744	797,543
AIA Engineering, Ltd.	2,646	51,147
Allahabad Bank (I)	123,534	143,554
Allcargo Logistics, Ltd.	6,452	17,694
Ambuja Cements, Ltd.	216,494	820,154
Amtek Auto, Ltd. (I)	52,847	35,264
Anant Raj, Ltd.	54,720	45,750
Andhra Bank	94,706	80,719
Apollo Tyres, Ltd.	195,512	649,033
Arvind Infrastructure, Ltd. (I)	11,813	14,313
Arvind, Ltd.	105,618	540,616
Ashok Leyland, Ltd.	354,646	426,752
Atul, Ltd.	3,642	125,072
Axis Bank, Ltd.	767,451	6,278,317

The accompanying notes are an integral part of the financial statements.

59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Bajaj Electricals, Ltd.	9,548	$36,601
Bajaj Finserv, Ltd.	23,264	1,072,638
Bajaj Hindusthan Sugar, Ltd. (I)	201,805	48,935
Bajaj Holdings and Investment, Ltd.	20,904	598,253
Balkrishna Industries, Ltd.	17,258	265,119
Ballarpur Industries, Ltd. (I)	157,349	32,758
Balmer Lawrie & Company, Ltd.	8,925	90,853
Balrampur Chini Mills, Ltd.	100,241	162,529
Bank of Baroda (I)	213,729	540,103
Bank of India (I)	114,231	194,204
Bank of Maharashtra (I)	46,905	21,356
BEML, Ltd.	6,664	87,814
BGR Energy Systems, Ltd. (I)	7,989	13,181
Bharat Heavy Electricals, Ltd.	260,484	529,262
Bharti Airtel, Ltd.	722,405	3,408,108
Biocon, Ltd.	26,265	369,404
Birla Corp., Ltd.	20,789	218,847
Bombay Dyeing &
Manufacturing Company, Ltd.	60,098	46,257
Cairn India, Ltd.	264,145	799,118
Canara Bank (I)	78,361	365,212
Ceat, Ltd.	9,407	188,439
Chambal Fertilizers & Chemicals, Ltd.	88,262	77,638
Chennai Super Kings Cricket, Ltd. (I)	207,315	7,006
Cholamandalam Investment and
Finance Company, Ltd.	5,481	97,017
Cipla, Ltd.	66,724	581,890
City Union Bank, Ltd.	58,975	117,544
Container Corp of India	7,834	161,923
Coromandel International, Ltd.	34,103	126,731
Corp. Bank (I)	58,450	37,345
Cox & Kings, Ltd.	47,142	156,943
Crompton Greaves
Consumer Electricals, Ltd. (I)	107,879	250,562
Crompton Greaves, Ltd. (I)	107,879	122,191
Cyient, Ltd.	29,043	205,918
Dalmia Bharat, Ltd.	12,925	363,693
DB Realty, Ltd. (I)	35,138	23,768
DCB Bank, Ltd. (I)	121,079	228,537
DCM Shriram, Ltd.	39,804	127,778
Deepak Fertilizers & Petrochemicals Corp., Ltd.	18,197	57,036
Delta Corp., Ltd.	24,742	62,402
Dena Bank (I)	77,102	42,601
Dewan Housing Finance Corp., Ltd.	96,281	411,720
Dishman Pharmaceuticals & Chemicals, Ltd.	17,540	67,730
DLF, Ltd.	166,810	367,286
Edelweiss Financial Services, Ltd.	304,550	515,659
EID Parry India, Ltd. (I)	47,688	176,380
EIH, Ltd.	49,817	82,410
Electrosteel Castings, Ltd.	89,970	28,277
Engineers India, Ltd.	36,086	134,599
Eros International Media, Ltd. (I)	10,300	31,708
Escorts, Ltd.	44,637	251,958
Essel Propack, Ltd.	28,505	97,519
Eveready Industries India, Ltd.	17,130	65,206
Exide Industries, Ltd.	79,809	219,905
Federal Bank, Ltd.	661,126	714,783
Finolex Cables, Ltd.	54,200	361,489
Finolex Industries, Ltd.	15,692	106,573
Firstsource Solutions, Ltd. (I)	137,281	84,631
Fortis Healthcare, Ltd. (I)	22,284	56,255
Future Enterprises, Ltd.	32,398	7,870
Future Retail, Ltd. (I)	32,398	72,990

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Gabriel India, Ltd.	11,712	$20,452
GAIL India, Ltd.	141,434	796,379
Gateway Distriparks, Ltd.	13,444	50,995
Geometric, Ltd.	8,348	29,662
GHCL, Ltd	10,350	39,580
GIC Housing Finance, Ltd.	2,997	14,573
Godfrey Phillips India, Ltd.	7,411	144,190
Graphite India, Ltd.	39,636	43,795
Grasim Industries, Ltd.	22,497	1,650,065
Gujarat Alkalies & Chemicals, Ltd.	19,052	86,672
Gujarat Fluorochemicals, Ltd.	11,921	93,406
Gujarat Mineral Development Corp., Ltd.	56,366	72,184
Gujarat Narmada Valley Fertilizers
& Chemicals, Ltd.	48,941	131,601
Gujarat State Fertilisers & Chemicals, Ltd.	88,078	100,891
Gujarat State Petronet, Ltd.	109,920	256,030
Hathway Cable & Datacom, Ltd. (I)	68,307	27,084
HCL Infosystems, Ltd. (I)	72,447	47,017
HEG, Ltd. (I)	5,818	15,347
HeidelbergCement India, Ltd. (I)	4,823	9,581
Hikal, Ltd.	14,144	46,225
Himachal Futuristic Communications, Ltd. (I)	252,940	56,764
Himatsingka Seide, Ltd.	20,349	83,009
Hindalco Industries, Ltd.	640,199	1,473,797
Hinduja Global Solutions, Ltd.	1,217	9,574
Hinduja Ventures, Ltd.	1,770	11,575
Hindustan Construction Company, Ltd. (I)	182,894	96,542
Hindustan Media Ventures, Ltd.	5,908	25,434
Housing Development & Infrastructure, Ltd. (I)	188,820	227,061
HSIL, Ltd.	5,997	30,795
HT Media, Ltd.	20,444	25,745
ICICI Bank, Ltd.	1,246,469	4,712,871
IDBI Bank, Ltd. (I)	140,081	144,623
Idea Cellular, Ltd.	628,387	749,762
IDFC Bank, Ltd.	119,156	143,930
IDFC, Ltd. (I)	119,156	120,559
IFCI, Ltd.	258,047	102,602
IIFL Holdings, Ltd.	128,994	524,302
IL&FS Transportation Networks, Ltd.	25,739	38,920
Indiabulls Housing Finance, Ltd.	166,834	2,076,898
Indian Bank	70,234	223,104
Indian Hotels Company, Ltd.	227,669	452,625
Indian Overseas Bank (I)	152,678	58,434
Ingersoll-Rand India, Ltd.	6,529	69,921
Inox Leisure, Ltd. (I)	7,403	29,367
Intellect Design Arena, Ltd. (I)	18,186	47,729
Jagran Prakashan, Ltd. (I)	2,756	7,643
Jain Irrigation Systems, Ltd.	143,549	193,372
Jaiprakash Associates, Ltd. (I)	637,250	101,324
Jammu & Kashmir Bank, Ltd.	145,986	170,994
Jaypee Infratech, Ltd. (I)	123,242	16,151
JB Chemicals & Pharmaceuticals, Ltd.	15,769	84,378
JBF Industries, Ltd.	13,829	46,534
Jindal Poly Films, Ltd.	2,927	17,247
Jindal Saw, Ltd. (I)	90,756	75,171
Jindal Steel & Power, Ltd. (I)	241,370	277,639
JITF Ingralogistics, Ltd. (I)	7,295	4,497
JK Cement, Ltd.	8,306	109,190
JK Lakshmi Cement, Ltd.	11,028	82,934
JK Tyre & Industries, Ltd.	25,061	55,971
JM Financial, Ltd.	124,021	121,015
JSW Energy, Ltd.	408,574	452,756
JSW Steel, Ltd.	64,719	1,691,018

The accompanying notes are an integral part of the financial statements.

60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Jubilant Life Sciences, Ltd.	35,775	$332,894
Kalpataru Power Transmission, Ltd.	20,383	80,320
Kaveri Seed Company, Ltd. (I)	13,823	75,131
KEC International, Ltd.	41,793	79,324
Kotak Mahindra Bank, Ltd.	7,812	91,346
KPIT Technologies, Ltd.	83,308	155,989
KPR Mill, Ltd.	4,008	73,758
KRBL, Ltd.	23,076	88,490
KSK Energy Ventures, Ltd. (I)	31,995	13,249
L&T Finance Holdings, Ltd.	214,447	294,425
Lakshmi Vilas Bank, Ltd.	40,270	93,319
Larsen & Toubro, Ltd.	184,507	3,990,983
LIC Housing Finance, Ltd.	169,058	1,476,052
Maharashtra Seamless, Ltd.	17,652	54,958
Mahindra & Mahindra Financial Services, Ltd.	127,311	700,194
Mahindra & Mahindra, Ltd.	229,175	4,841,205
Mahindra Cie Automotive, Ltd. (I)	23,717	68,708
Mahindra Holidays & Resorts India, Ltd.	2,883	19,413
Mahindra Lifespace Developers, Ltd.	10,600	69,314
Manappuram Finance, Ltd.	130,398	180,418
Max Financial Services, Ltd.	3,103	26,035
Max India, Ltd. (I)	4,595	9,662
Max Ventures & Industries, Ltd. (I)	919	703
McLeod Russel India, Ltd.	34,569	88,305
Merck, Ltd.	2,586	27,221
MOIL, Ltd.	3,305	12,309
Mphasis, Ltd. (I)	49,160	384,450
MRF, Ltd.	748	574,911
Muthoot Finance, Ltd.	59,376	312,803
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	22,857
National Aluminium Company, Ltd.	306,277	208,969
Nava Bharat Ventures, Ltd.	3,228	6,438
NCC, Ltd.	246,628	305,154
Nectar Lifesciences, Ltd.	33,906	18,442
NIIT Technologies, Ltd.	15,320	96,934
NIIT, Ltd. (I)	19,897	28,574
Nilkamal, Ltd.	1,228	23,586
Oberoi Realty, Ltd.	50,603	222,540
Omaxe, Ltd.	30,842	79,429
Onmobile Global, Ltd.	19,221	28,980
Orient Cement, Ltd.	35,224	113,937
Oriental Bank of Commerce	21,608	40,899
Parsvnath Developers, Ltd. (I)	76,316	15,514
PC Jeweller, Ltd.	18,017	131,815
Persistent Systems, Ltd.	14,831	143,581
Petronet LNG, Ltd.	125,778	651,869
Piramal Enterprises, Ltd.	41,626	1,150,879
Polaris Consulting & Services, Ltd. (I)	8,612	20,599
Power Finance Corp., Ltd.	385,766	697,797
Praj Industries, Ltd.	42,222	51,661
Prestige Estates Projects, Ltd.	65,456	188,878
Prime Focus, Ltd. (I)	11,877	12,383
Prism Cement, Ltd. (I)	17,617	27,448
PTC India Financial Services, Ltd.	29,410	16,676
PTC India, Ltd.	134,719	151,100
Punjab National Bank (I)	119,919	254,292
Puravankara Projects, Ltd.	10,348	7,030
Radico Khaitan, Ltd.	12,864	23,238
Rain Industries, Ltd.	46,818	32,058
Raymond, Ltd.	16,460	132,944
Redington India, Ltd.	137,134	214,422
REI Agro, Ltd. (I)	214,503	1,773
Reliance Communications, Ltd. (I)	501,471	351,219

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Reliance Industries, Ltd., GDR (S)	282,776	$9,277,247
Reliance Power, Ltd.	431,904	310,007
Rolta India, Ltd. (I)	82,789	75,992
Ruchi Soya Industries, Ltd. (I)	87,480	27,718
Rural Electrification Corp., Ltd.	307,918	557,357
Sadbhav Engineering, Ltd.	13,431	57,037
Shipping Corp. of India, Ltd. (I)	85,492	87,698
Shriram City Union Finance, Ltd.	7,062	227,481
Shriram Transport Finance Company, Ltd.	79,078	1,389,011
Simplex Infrastructures, Ltd.	3,305	16,496
Sintex Industries, Ltd.	113,866	134,494
Sobha, Ltd.	31,888	140,232
Sonata Software, Ltd.	18,106	42,577
SREI Infrastructure Finance, Ltd.	104,363	108,152
SRF, Ltd.	11,667	311,737
State Bank of Bikaner & Jaipur	4,463	45,312
State Bank of India	517,663	1,966,743
Sterlite Power Transmission, Ltd. (I)	14,442	19,468
Sterlite Technologies, Ltd.	72,209	85,906
Sundram Fasteners, Ltd.	12,928	56,481
Sunteck Realty, Ltd.	8,744	32,690
Syndicate Bank (I)	101,913	112,481
TAKE Solutions, Ltd.	21,956	55,568
Tamil Nadu Newsprint & Papers, Ltd.	8,715	42,885
Tata Chemicals, Ltd.	50,936	400,893
Tata Global Beverages, Ltd.	222,044	466,137
Tata Motors, Ltd.	778,755	6,234,647
Tata Steel, Ltd.	148,223	838,252
TCI Express, Ltd. (I)	1,481	6,362
Tech Mahindra, Ltd.	151,623	960,345
The Great Eastern Shipping Company, Ltd.	43,738	232,676
The India Cements, Ltd.	130,924	283,736
The Karnataka Bank, Ltd.	91,751	203,943
The Karur Vysya Bank, Ltd.	30,968	218,915
The Ramco Cements, Ltd.	36,000	321,633
The South Indian Bank, Ltd.	512,807	168,974
Time Technoplast, Ltd.	4,194	6,161
Transport Corp. of India, Ltd.	2,962	8,287
Trident, Ltd.	22,059	16,505
Tube Investments of India, Ltd.	23,541	208,688
TV18 Broadcast, Ltd. (I)	248,227	166,092
UCO Bank (I)	85,194	46,718
Uflex, Ltd.	10,885	46,409
Unichem Laboratories, Ltd.	16,907	68,712
Union Bank of India, Ltd.	107,918	223,466
Unitech, Ltd. (I)	227,324	20,286
UPL, Ltd.	214,809	2,183,916
VA Tech Wabag, Ltd.	11,629	96,237
Vardhman Textiles, Ltd.	8,101	129,966
Vedanta, Ltd., ADR	212,366	2,202,235
Videocon Industries, Ltd. (I)	61,645	96,234
Vijaya Bank (I)	83,311	51,553
Voltas, Ltd.	31,368	179,041
Welspun Corp, Ltd.	55,523	58,351
Welspun Enterprises, Ltd. (I)	33,312	30,971
Wipro, Ltd.	330,399	2,378,935
Wockhardt, Ltd. (I)	7,433	98,513
Yes Bank, Ltd.	101,120	1,913,186
Zensar Technologies, Ltd.	5,057	76,045
		102,258,201
Indonesia - 3.2%
Adaro Energy Tbk PT	8,952,600	830,769
Adhi Karya Persero Tbk PT	706,500	128,340

The accompanying notes are an integral part of the financial statements.

61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Agung Podomoro Land Tbk PT (I)	4,220,400	$93,276
Alam Sutera Realty Tbk PT (I)	7,061,400	250,612
Aneka Tambang Persero Tbk PT (I)	2,982,606	187,801
Asahimas Flat Glass Tbk PT	62,500	33,326
Astra Agro Lestari Tbk PT	204,355	232,553
Astra International Tbk PT	1,260,400	799,754
Bakrie & Brothers Tbk PT (I)	115,892,589	443,999
Bakrie Sumatera Plantations Tbk PT (I)	11,376,500	43,585
Bakrie Telecom Tbk PT (I)	24,850,000	13,328
Bakrieland Development Tbk PT (I)	23,584,700	90,356
Bank Bukopin Tbk PT	1,802,600	84,364
Bank CIMB Niaga Tbk PT (I)	191,122	12,162
Bank Danamon Indonesia Tbk PT	1,511,194	469,737
Bank Mandiri Persero Tbk PT	5,146,820	4,440,793
Bank Negara Indonesia Persero Tbk PT	3,654,581	1,559,022
Bank Pan Indonesia Tbk PT (I)	2,512,697	159,158
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	1,949,000	240,905
Bank Pembangunan Daerah Jawa Timur
Tbk PT	1,424,000	61,764
Bank Tabungan Negara Persero Tbk PT	3,003,361	442,939
Barito Pacific Tbk PT (I)	1,893,500	141,610
Bekasi Fajar Industrial Estate Tbk PT	3,019,800	68,734
Benakat Integra Tbk PT (I)	8,689,500	33,295
Berau Coal Energy Tbk PT (I)	2,215,500	13,920
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International Tbk PT	714,900	98,779
Blue Bird Tbk PT	90,600	20,507
Bumi Serpong Damai Tbk PT	2,481,800	420,613
Ciputra Development Tbk PT	5,212,733	637,076
Ciputra Property Tbk PT	1,895,329	93,727
Ciputra Surya Tbk PT	671,493	139,124
Clipan Finance Indonesia Tbk PT (I)	1,045,000	20,528
Darma Henwa Tbk PT (I)	15,257,700	58,454
Delta Dunia Makmur Tbk PT (I)	1,914,700	33,227
Eagle High Plantations Tbk PT (I)	5,338,700	77,455
Elnusa Tbk PT	2,551,600	89,648
Energi Mega Persada Tbk PT (I)	36,318,681	139,141
Erajaya Swasembada Tbk PT	773,000	39,774
Eureka Prima Jakarta Tbk PT (I)	336,800	2,607
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	4,944
Gajah Tunggal Tbk PT (I)	984,500	113,419
Garuda Indonesia Persero Tbk PT (I)	2,909,563	95,496
Global Mediacom Tbk PT	3,942,400	269,522
Gudang Garam Tbk PT	50,500	240,300
Harum Energy Tbk PT (I)	221,700	17,773
Holcim Indonesia Tbk PT	1,143,068	90,750
Indah Kiat Pulp & Paper Corp. Tbk PT	1,886,100	142,486
Indika Energy Tbk PT (I)	423,600	19,989
Indo Tambangraya Megah Tbk PT	199,400	167,080
Indofood Sukses Makmur Tbk PT	2,978,700	1,992,112
Intiland Development Tbk PT	4,188,900	192,549
Japfa Comfeed Indonesia Tbk PT	1,909,870	254,397
Kawasan Industri Jababeka Tbk PT (I)	10,312,316	232,840
Krakatau Steel Persero Tbk PT (I)	658,500	42,186
Lippo Cikarang Tbk PT (I)	290,100	130,832
Lippo Karawaci Tbk PT	11,327,493	862,346
Medco Energi Internasional Tbk PT (I)	1,275,100	149,958
Media Nusantara Citra Tbk PT	1,422,400	220,976
Mitra Adiperkasa Tbk PT (I)	360,000	127,026
MNC Investama Tbk PT (I)	15,144,900	168,507
Modernland Realty Tbk PT (I)	4,331,800	122,278
Multipolar Corp. Tbk PT (I)	4,857,100	133,609

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Nusantara Infrastructure Tbk PT (I)	3,748,800	$36,216
Pabrik Kertas Tjiwi Kimia Tbk PT	145,000	7,460
Pan Brothers Tbk PT	1,853,200	66,233
Panin Financial Tbk PT (I)	9,482,100	137,676
Paninvest Tbk PT (I)	862,300	43,365
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	2,340,500	268,909
Ramayana Lestari Sentosa Tbk PT	1,938,400	163,465
Salim Ivomas Pratama Tbk PT	2,291,600	87,494
Sampoerna Agro Tbk PT	457,700	66,853
Semen Baturaja Persero Tbk PT	480,600	59,418
Semen Indonesia Persero Tbk PT	1,077,200	836,771
Sentul City Tbk PT (I)	5,838,200	41,659
Sigmagold Inti Perkasa Tbk PT (I)	1,106,600	22,895
Sri Rejeki Isman Tbk PT	5,232,100	83,557
Surya Semesta Internusa Tbk PT	2,441,000	104,202
Suryainti Permata Tbk PT (I)	1,446,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	404,200	299,280
Tiga Pilar Sejahtera Food Tbk PT (I)	1,253,300	187,651
Timah Persero Tbk PT	2,064,260	129,245
Tiphone Mobile Indonesia Tbk PT	1,513,200	74,868
Trias Sentosa Tbk PT	1,792,200	38,849
Trimegah Securities Tbk PT (I)	870,700	4,271
Truba Alam Manunggal Engineering
Tbk PT (I)	11,991,500	45,941
Tunas Baru Lampung Tbk PT	1,620,000	121,135
Tunas Ridean Tbk PT	1,669,800	175,951
United Tractors Tbk PT	1,086,200	1,479,867
Vale Indonesia Tbk PT (I)	1,689,800	383,765
Visi Media Asia Tbk PT (I)	1,337,400	27,539
XL Axiata Tbk PT (I)	1,859,900	385,607
		23,918,279
Malaysia - 3.4%
Affin Holdings BHD	398,590	211,376
AirAsia BHD	749,200	506,278
Alliance Financial Group BHD	461,800	415,510
AMMB Holdings BHD	991,962	981,794
Ann Joo Resources BHD	41,600	20,850
Batu Kawan BHD	300	1,310
Benalec Holdings BHD	110,400	10,828
Berjaya Corp. BHD	1,713,100	139,050
BIMB Holdings BHD	90,200	90,276
Boustead Holdings BHD	523,120	273,466
Boustead Plantations BHD	120,100	42,989
Bumi Armada BHD	1,186,700	201,554
Cahya Mata Sarawak BHD	184,500	169,601
Can-One BHD	29,200	23,971
CIMB Group Holdings BHD	1,220,381	1,392,736
Coastal Contracts BHD	86,000	31,487
Dayang Enterprise Holdings BHD (I)	120,000	28,985
DRB-Hicom BHD (I)	471,500	165,589
Eastern & Oriental BHD	81,798	33,265
Eco World Development Group BHD (I)	221,600	69,748
Ekovest BHD	56,200	25,983
Evergreen Fibreboard BHD	209,800	47,949
Felda Global Ventures Holdings BHD	661,400	374,908
Genting BHD	1,240,400	2,381,019
Genting Malaysia BHD	1,030,500	1,134,463
Glomac BHD	229,400	42,834
Goldis BHD	114,135	73,916
Hap Seng Consolidated BHD	231,920	431,801
Hap Seng Plantations Holdings BHD	176,700	102,603
Hong Leong Financial Group BHD	172,799	645,290

The accompanying notes are an integral part of the financial statements.

62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hong Leong Industries BHD	25,000	$55,879
Hua Yang BHD	73,066	32,560
Hume Industries BHD	27,000	20,761
IJM Corp. BHD	1,925,960	1,495,064
Inch Kenneth Kajang Rubber	106,800	17,989
Insas BHD	256,669	44,455
IOI Properties Group BHD	563,600	339,931
Iris Corp. BHD (I)	380,100	15,652
Iskandar Waterfront City BHD (I)	59,700	12,885
JAKS Resources BHD (I)	246,000	59,536
Jaya Tiasa Holdings BHD	210,626	67,431
JCY International BHD	265,600	34,107
K&N Kenanga Holdings BHD (I)	343,945	39,510
Keck Seng Malaysia BHD	136,300	157,997
Kian JOO CAN Factory BHD	171,700	116,249
Kim Loong Resources BHD	31,000	24,598
KNM Group BHD (I)	1,071,600	105,373
KSL Holdings BHD	286,000	76,809
Kumpulan Fima BHD	2,300	1,025
Kwantas Corp. BHD (I)	56,000	16,645
Land & General BHD	163,200	16,193
Landmarks BHD (I)	147,700	27,218
LBS Bina Group BHD	167,000	71,891
Magnum BHD	176,500	96,532
Mah Sing Group BHD	405,000	159,070
Malayan Banking BHD	981,291	1,781,169
Malayan Flour Mills BHD	132,300	47,727
Malaysia Airports Holdings BHD	363,058	574,749
Malaysia Building Society BHD	730,100	165,309
Malaysia Marine and Heavy Engineering
Holdings BHD (I)	42,700	10,458
Malaysian Bulk Carriers BHD (I)	194,100	36,709
Malaysian Pacific Industries BHD	38,275	72,209
Malaysian Resources Corp. BHD	534,000	168,108
MBM Resources BHD	78,650	47,555
Media Prima BHD	396,400	126,525
Mega First Corp. BHD	93,200	44,889
MISC BHD	640,000	1,168,792
MK Land Holdings BHD	80,700	6,056
MKH BHD	75,100	53,462
MMC Corp. BHD	346,900	191,225
MNRB Holdings BHD (I)	10,000	7,604
Mudajaya Group BHD (I)	92,200	22,362
Muhibbah Engineering Malaysia BHD	31,900	17,767
Mulpha International BHD (I)	941,700	46,731
Naim Holdings BHD (I)	67,100	26,258
Oriental Holdings BHD	297,120	500,177
OSK Holdings BHD	416,098	158,890
Panasonic Manufacturing Malaysia BHD	18,700	162,825
Pantech Group Holdings BHD	53,555	6,944
Parkson Holdings BHD (I)	209,867	39,602
Petron Malaysia Refining & Marketing BHD	21,000	20,335
POS Malaysia BHD	152,800	142,401
PPB Group BHD	140,100	548,829
Press Metal BHD	151,400	157,296
Protasco BHD	109,900	41,459
RHB Capital BHD	360,689	405,833
Rimbunan Sawit BHD (I)	321,800	38,190
Salcon BHD	315,900	44,387
SapuraKencana Petroleum BHD (I)	1,839,400	702,398
Sarawak Oil Palms BHD	49,300	44,783
Scomi Group BHD (I)	752,300	23,736
Selangor Dredging BHD	208,400	43,202

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Selangor Properties BHD	105,000	$115,626
Shangri-La Hotels Malaysia BHD	70,600	89,526
Shell Refining Company Federation of
Malaya BHD (I)	29,600	21,925
SHL Consolidated BHD	53,700	38,425
SP Setia BHD	265,165	223,597
Star Media Group BHD	37,400	22,712
Sumatec Resources BHD (I)	915,000	18,909
Sunway BHD	375,396	281,547
Supermax Corp. BHD	208,400	109,954
Suria Capital Holdings BHD	133,000	66,016
TA Ann Holdings BHD	140,748	121,830
TA Enterprise BHD	643,600	75,600
Tan Chong Motor Holdings BHD	42,500	19,820
Tanjung Offshore BHD (I)	222,400	16,714
TDM BHD	365,900	58,523
TH Plantations BHD (I)	6,680	1,794
Time dotCom BHD	218,400	426,487
Tiong NAM Logistics Holdings	48,800	20,076
Tropicana Corp. BHD	311,700	77,900
UEM Edgenta BHD	94,000	75,628
UEM Sunrise BHD	830,600	237,703
UMW Holdings BHD	204,100	288,547
UMW Oil and Gas Corp. BHD (I)	388,200	83,941
Unisem M BHD	289,180	176,498
United Malacca BHD	97,800	134,282
UOA Development BHD	345,400	209,279
VS Industry BHD	457,050	152,783
Wah Seong Corp. BHD	107,456	22,788
WCT Holdings BHD	506,487	197,635
Wing Tai Malaysia BHD	74,650	19,204
WTK Holdings BHD	179,600	46,954
YNH Property BHD (I)	232,701	90,998
YTL Corp. BHD	2,993,040	1,295,672
YTL Land & Development BHD (I)	52,700	7,405
		25,720,038
Mexico - 5.2%
Alfa SAB de CV, Class A	1,527,798	2,379,582
Alpek SAB de CV	217,999	369,445
Arca Continental SAB de CV	62,360	371,142
Axtel SAB de CV (I)	332,385	76,798
Bio Pappel SAB de CV (I)	32,029	42,205
Cemex SAB de CV, ADR (I)(L)	620,036	4,923,086
Cia Minera Autlan SAB de CV, Series B (I)	28,371	9,013
Coca-Cola Femsa SAB de CV, ADR (L)	6,450	483,750
Coca-Cola Femsa SAB de CV, Series L	158,718	1,190,932
Consorcio ARA SAB de CV	473,753	165,413
Corp. Actinver SAB de CV	30,824	21,620
Credito Real SAB de CV	58,412	100,317
Desarrolladora Homex SAB de CV (I)	9,110	911
Fomento Economico Mexicano SAB de CV	13,507	124,323
Fomento Economico Mexicano SAB
de CV, ADR	4,803	442,068
Genomma Lab Internacional SAB
de CV, Class B (I)	158,592	165,056
Grupo Aeromexico SAB de CV (I)(L)	93,581	170,128
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	17,983	1,707,846
Grupo Aeroportuario del Sureste SAB
de CV, ADR	4,256	623,164
Grupo Carso SAB de CV, Series A1	360,481	1,445,661
Grupo Cementos de Chihuahua SAB de CV	35,500	98,867
Grupo Comercial Chedraui SA de CV	165,367	361,185

The accompanying notes are an integral part of the financial statements.

63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Elektra SAB de CV	24,918	$321,676
Grupo Famsa SAB de CV, Class A (I)	134,561	57,531
Grupo Financiero Banorte SAB de CV	1,182,450	6,207,485
Grupo Financiero Inbursa SAB de CV, Series O	746,401	1,177,935
Grupo Financiero Interacciones SA de CV	48,214	227,521
Grupo Financiero Santander Mexico SAB
de CV, Class B	872,328	1,530,530
Grupo Herdez SAB de CV	99,173	215,636
Grupo Industrial Maseca SAB de CV, Series B	53,900	61,434
Grupo Industrial Saltillo SAB de CV	99,900	183,934
Grupo KUO SAB de CV, Series B	152,394	293,946
Grupo Mexico SAB de CV, Series B	2,285,488	5,589,440
Grupo Pochteca SAB de CV (I)	11,500	5,332
Grupo Sanborns SAB de CV	169,891	192,236
Grupo Simec SAB de CV, Series B (I)	76,650	237,266
Grupo Sports World SAB de CV (I)	9,300	7,770
Industrias Bachoco SAB de CV, ADR	2,653	133,074
Industrias Bachoco SAB de CV, Series B	64,616	270,031
Industrias CH SAB de CV, Series B (I)	104,024	462,293
Industrias Penoles SAB de CV	65,939	1,577,931
La Comer SAB de CV (I)	179,999	166,169
Maxcom Telecomunicaciones SAB de CV (I)	3,007	1,774
Megacable Holdings SAB de CV	19,519	74,966
Mexichem SAB de CV	468,834	1,047,697
Minera Frisco SAB de CV, Series A1 (I)	70,751	49,260
OHL Mexico SAB de CV (I)	561,560	745,184
Organizacion Cultiba SAB de CV	89,403	100,747
Organizacion Soriana SAB de CV, Series B (I)	999,294	2,458,326
Qualitas Controladora SAB de CV	123,817	186,909
TV Azteca SAB de CV (L)	660,334	105,233
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	376
Vitro SAB de CV, Series A	24,384	78,586
		39,040,740
Netherlands - 0.7%
Steinhoff International Holdings NV	943,029	5,400,643
Philippines - 1.4%
Alliance Global Group, Inc.	1,369,100	450,141
Atlas Consolidated Mining
& Development Corp. (I)	348,700	30,709
Ayala Corp.	4,440	78,667
Bank of the Philippine Islands	39,060	84,615
BDO Unibank, Inc.	750,600	1,702,514
Bloomberry Resorts Corp. (I)	608,000	57,245
Cebu Air, Inc.	73,750	172,030
Century Properties Group, Inc.	1,726,673	20,714
China Banking Corp.	15,336	12,025
Cosco Capital, Inc.	1,004,800	171,992
East West Banking Corp.	176,200	72,705
Emperador, Inc.	150,500	22,501
Empire East Land Holdings, Inc. (I)	1,152,000	17,893
Energy Development Corp.	347,700	42,448
Filinvest Development Corp.	211,875	35,146
Filinvest Land, Inc.	4,587,500	173,865
First Philippine Holdings Corp.	185,300	278,465
Integrated Micro-electronics, Inc.	158,000	19,912
JG Summit Holdings, Inc.	877,620	1,351,223
Lopez Holdings Corp.	1,548,300	264,828
LT Group, Inc.	873,800	276,058
Megawide Construction Corp. (I)	191,900	62,879
Megaworld Corp.	5,188,800	507,420
Metropolitan Bank & Trust Company	219,338	386,521
Pepsi-Cola Products Philippines, Inc.	243,000	16,036

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Petron Corp.	1,343,400	$282,577
Philippine National Bank	281,910	338,980
Philtown Properties, Inc. (I)	3,844	122
Phinma Energy Corp.	1,023,000	47,941
Phoenix Petroleum Philippines, Inc.	146,300	18,101
Premium Leisure Corp.	1,000,000	21,140
RFM Corp.	266,000	23,050
Rizal Commercial Banking Corp.	252,500	186,983
Robinsons Land Corp.	1,218,400	779,738
Robinsons Retail Holdings, Inc.	97,030	150,520
San Miguel Corp.	344,510	579,869
San Miguel Pure Foods Company, Inc.	7,670	34,325
Security Bank Corp.	124,210	619,944
SSI Group, Inc. (I)	476,000	28,081
Top Frontier Investment Holdings, Inc. (I)	68,134	319,116
Travellers International Hotel Group, Inc.	831,800	56,538
Union Bank of the Philippines	250,960	380,016
Vista Land & Lifescapes, Inc.	4,733,400	527,325
		10,702,918
Poland - 1.4%
Agora SA	24,700	64,497
Asseco Poland SA	54,988	801,645
Bank Millennium SA (I)	224,084	328,847
Bioton SA (I)	45,462	99,336
ComArch SA (I)	1,802	89,381
Enea SA (I)	115,475	257,203
Farmacol SA (I)	3,673	46,627
Firma Oponiarska Debica SA	1,250	33,976
Getin Holding SA (I)	169,278	43,856
Grupa Azoty SA	12,877	207,582
Grupa Kety SA	3,894	399,973
Grupa Lotos SA (I)	41,499	309,069
Jastrzebska Spolka Weglowa SA (I)	10,210	141,058
KGHM Polska Miedz SA	53,887	1,049,970
LC Corp. SA	155,767	79,462
mBank SA (I)	2,430	217,369
MCI Capital SA (I)	17,341	46,508
Netia SA	213,373	272,084
Orbis SA	28,371	575,120
PGE Polska Grupa Energetyczna SA	529,153	1,405,808
PKP Cargo SA (I)	8,909	88,565
Polnord SA (I)(L)	19,758	49,018
Polski Koncern Miesny Duda SA (I)	2,666	4,170
Polski Koncern Naftowy Orlen SA	156,336	2,658,834
Powszechna Kasa Oszczednosci
Bank Polski SA	145,260	992,278
Tauron Polska Energia SA (I)	315,304	214,547
Trakcja SA	22,296	73,953
Vistula Group SA (I)	37,313	31,717
		10,582,453
Russia - 2.1%
Gazprom PJSC, ADR	1,642,980	6,925,623
Lukoil PJSC, ADR	172,761	8,424,326
Magnitogorsk Iron & Steel Works OJSC, GDR	60,060	356,075
RusHydro PJSC, ADR	363,386	432,633
VTB Bank PJSC, GDR	21,612	48,150
		16,186,807
South Africa - 7.5%
Adcorp Holdings, Ltd.	64,690	66,505
AECI, Ltd.	62,019	470,081
African Bank Investments, Ltd. (I)	690,372	15,596

The accompanying notes are an integral part of the financial statements.

64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
African Rainbow Minerals, Ltd.	89,974	$540,717
Alexander Forbes Group Holdings, Ltd.	224,826	105,538
Allied Electronics Corp., Ltd., A Shares (I)	34,041	15,143
Anglo American Platinum, Ltd. (I)	18,673	525,334
AngloGold Ashanti, Ltd., ADR (I)	282,573	4,498,562
ArcelorMittal South Africa, Ltd. (I)	138,452	89,878
Astral Foods, Ltd.	10,923	93,843
Aveng, Ltd. (I)	296,266	148,796
Barclays Africa Group, Ltd.	228,528	2,523,091
Barloworld, Ltd.	158,017	956,880
Blue Label Telecoms, Ltd.	263,306	363,966
Caxton & CTP Publishers & Printers, Ltd.	126,395	126,362
Clover Industries, Ltd.	74,809	107,213
Consolidated Infrastructure Group, Ltd. (I)	29,197	55,006
DataTec, Ltd.	157,049	555,066
DRDGOLD, Ltd.	348,805	172,579
Eqstra Holdings, Ltd. (I)	216,889	43,330
Exxaro Resources, Ltd.	50,024	307,531
Gold Fields, Ltd., ADR	644,680	3,126,698
Grindrod, Ltd.	224,703	188,344
Group Five, Ltd.	85,698	173,311
Harmony Gold Mining Company, Ltd., ADR	207,915	725,623
Hudaco Industries, Ltd.	16,112	120,638
Hulamin, Ltd. (I)	112,965	41,692
Impala Platinum Holdings, Ltd. (I)	315,917	1,596,343
Imperial Holdings, Ltd.	90,402	1,103,854
Investec, Ltd.	126,324	775,419
KAP Industrial Holdings, Ltd.	570,346	310,709
Kumba Iron Ore, Ltd. (I)(L)	26,874	242,576
Lewis Group, Ltd. (L)	64,602	192,497
Liberty Holdings, Ltd.	81,593	693,211
Merafe Resources, Ltd.	1,207,366	86,838
Metair Investments, Ltd.	50,105	73,149
MMI Holdings, Ltd.	700,337	1,140,500
Mondi, Ltd.	75,306	1,582,330
Mpact, Ltd.	124,405	300,609
MTN Group, Ltd.	882,205	7,563,005
Murray & Roberts Holdings, Ltd.	221,422	179,482
Nampak, Ltd.	245,555	348,383
Nedbank Group, Ltd.	107,848	1,754,153
Northam Platinum, Ltd. (I)	142,008	539,321
Omnia Holdings, Ltd.	42,258	520,358
Peregrine Holdings, Ltd.	96,580	201,355
Pinnacle Holdings, Ltd. (I)	94,723	114,887
PSG Group, Ltd.	4,507	65,994
Raubex Group, Ltd.	77,675	138,916
RCL Foods, Ltd.	30,337	32,204
Reunert, Ltd.	44,231	197,071
Royal Bafokeng Platinum, Ltd. (I)	27,825	104,302
Sappi, Ltd. (I)	236,173	1,223,299
Sappi, Ltd., ADR (I)	156,861	815,677
Sasol, Ltd. (L)	198,015	5,409,880
Sasol, Ltd., ADR	53,608	1,464,571
Sibanye Gold, Ltd., ADR (L)	125,317	1,770,729
Standard Bank Group, Ltd.	723,760	7,436,890
Stefanutti Stocks Holdings, Ltd. (I)	60,065	20,099
Super Group, Ltd. (I)	241,298	747,741
Telkom SA SOC, Ltd.	196,794	867,684
Telkom SA SOC, Ltd., ADR	3,000	53,250
Tiger Wheels, Ltd. (I)	32,678	0
Tongaat Hulett, Ltd.	68,141	586,939
Trencor, Ltd.	100,698	247,368

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Wilson Bayly Holmes-Ovcon, Ltd.	8,470	$95,208
		56,754,124
South Korea - 15.5%
AJ Rent A Car Company, Ltd. (I)	5,743	51,234
Asia Cement Company, Ltd.	571	38,134
ASIA Holdings Company, Ltd.	670	60,723
Asia Paper Manufacturing Company, Ltd. (I)	1,600	30,340
Asiana Airlines, Inc. (I)	26,396	116,127
AUK Corp. (I)	11,209	25,881
BNK Financial Group, Inc.	130,318	1,020,166
BYC Company, Ltd.	137	57,898
CammSys Corp. (I)(L)	15,682	38,890
Chosun Refractories Company, Ltd.	1,259	101,561
CJ Hellovision Company, Ltd.	10,798	88,474
CJ O Shopping Company, Ltd.	270	39,578
CKD Bio Corp.	1,014	24,172
Cosmochemical Company, Ltd. (I)	3,570	15,572
Dae Dong Industrial Company, Ltd.	5,828	38,216
Dae Han Flour Mills Company, Ltd.	591	97,277
Daechang Company, Ltd. (I)	20,253	22,339
Daeduck Electronics Company	19,359	135,784
Daeduck GDS Company, Ltd.	10,322	113,806
Daegu Department Store	3,556	42,676
Daehan Steel Company, Ltd.	9,250	87,236
Daekyo Company, Ltd.	13,194	104,095
Daelim Industrial Company, Ltd.	10,309	780,669
Daesang Holdings Company, Ltd.	4,064	44,837
Daesung Holdings Company, Ltd.	1,942	16,188
Daewon San Up Company, Ltd.	3,288	27,137
Daewoo Engineering &
Construction Company, Ltd. (I)	34,186	198,950
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (I)	20,438	83,136
Dahaam E-Tec Company, Ltd. (I)	2,630	42,984
Daishin Securities Company, Ltd.	23,056	221,240
Daou Technology, Inc.	11,106	220,329
Dasan Networks, Inc. (I)	7,253	49,974
DGB Financial Group, Inc.	82,059	675,674
Display Tech Company, Ltd.	7,016	25,973
DK UIL Company, Ltd.	960	10,065
Dong Ah Tire & Rubber Company, Ltd.	6,260	141,960
Dong-Il Corp.	706	38,864
Dongbang Transport Logistics Company, Ltd.	5,500	13,273
DONGBU Company, Ltd. (I)	54,378	37,743
Dongbu Securities Company, Ltd. (I)	20,526	63,692
Dongbu Steel Company, Ltd. (I)	1,481	20,044
Dongil Industries Company, Ltd.	859	56,640
Dongkook Industrial Company, Ltd. (I)	3,600	8,859
Dongkuk Industries Company, Ltd.	5,249	25,344
Dongkuk Steel Mill Company, Ltd. (I)	34,707	250,542
Dongwha Pharmaceutical Company, Ltd.	5,488	45,015
Dongyang E&P, Inc.	676	8,586
Doosan Corp.	3,384	312,087
Doosan Heavy Industries and
Construction Company, Ltd.	16,972	401,632
Doosan Infracore Company, Ltd. (I)	48,656	351,500
DRB Holding Company, Ltd.	5,664	73,017
DY Corp.	4,183	24,406
e-LITECOM Company, Ltd.	2,998	29,516
E-MART, Inc.	8,106	1,163,072
Eagon Industrial, Ltd.	2,280	24,180
EM-Tech Company, Ltd. (I)	2,211	23,608
Eugene Corp.	8,573	41,402

The accompanying notes are an integral part of the financial statements.

65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Eugene Investment &
Securities Company, Ltd. (I)	34,528	$84,360
Fine Technix Company, Ltd.	6,215	17,098
Fursys, Inc.	792	23,477
Gaon Cable Company, Ltd.	2,509	49,541
GOLFZONYUWONHOLDINGS
Company, Ltd.	3,210	22,724
GS Engineering & Construction Corp. (I)(L)	17,690	475,567
GS Holdings Corp.	30,293	1,481,127
Gwangju Shinsegae Company, Ltd.	425	100,283
Halla Corp. (I)	14,352	62,843
Halla Holdings Corp.	3,299	203,134
Han Kuk Carbon Company, Ltd.	6,020	33,614
Hana Financial Group, Inc.	101,038	2,572,312
Hana Micron, Inc.	7,137	41,059
Handok, Inc.	121	3,229
Handsome Company, Ltd.	2,848	105,309
Hanil Cement Company, Ltd.	2,104	145,149
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	40,400	156,969
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (I)	8,037	41,021
Hanjin Kal Corp. (L)	23,564	401,567
Hanjin Transportation Company, Ltd.	4,666	117,740
Hankuk Paper Manufacturing Company, Ltd.	2,119	57,219
Hansol Holdings Company, Ltd. (I)	20,990	130,666
Hansol HomeDeco Company, Ltd. (I)	32,560	56,336
Hansol Paper Company, Ltd.	6,050	113,516
Hanwha Chemical Corp.	55,685	1,233,474
Hanwha Corp.	37,321	1,194,749
Hanwha General Insurance Company, Ltd.	15,566	92,387
Hanwha Investment &
Securities Company, Ltd. (I)	64,530	137,346
Hanwha Life Insurance Company, Ltd.	125,675	659,020
Hanwha Techwin Company, Ltd.	1,888	109,551
Hanyang Securities Company, Ltd.	8,289	56,719
Heung-A Shipping Company, Ltd.	19,973	35,008
Hitejinro Holdings Company, Ltd.	6,006	68,135
HMC Investment Securities Company, Ltd.	9,365	87,164
HS R&A Company, Ltd.	986	31,334
Humax Company, Ltd.	9,573	126,343
Huvis Corp.	7,469	52,153
Hwa Shin Company, Ltd.	3,135	22,899
Hwacheon Machine Tool Company, Ltd.	633	30,083
HwaSung Industrial Company, Ltd.	4,800	58,567
Hy-Lok Corp.	996	19,669
Hyosung Corp.	8,148	968,110
Hyundai BNG Steel Company, Ltd. (I)	5,400	60,011
Hyundai Corp.	1,690	33,635
Hyundai Department Store Company, Ltd.	7,288	787,513
Hyundai Development Company	18,179	852,149
Hyundai Engineering &
Construction Company, Ltd.	30,385	1,093,475
Hyundai Greenfood Company, Ltd.	2,673	39,198
Hyundai Heavy Industries Company, Ltd. (I)	14,011	1,771,437
Hyundai Home Shopping Network Corp.	1,833	203,392
Hyundai Hy Communications &
Networks Company, Ltd.	8,963	29,336
Hyundai Mobis Company, Ltd.	2,383	598,029
Hyundai Motor Company	79,668	9,845,502
Hyundai Rotem Company, Ltd. (I)	1,803	33,920
Hyundai Securities Company, Ltd.	49,584	324,213
Hyundai Steel Company	44,241	2,056,533

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Wia Corp.	7,950	$628,869
Iljin Display Company, Ltd. (I)	8,213	35,982
Iljin Electric Company, Ltd.	2,300	11,255
Ilshin Spinning Company, Ltd.	712	81,110
Ilsung Pharmaceutical Company, Ltd.	473	47,925
Industrial Bank of Korea	132,240	1,441,783
Interflex Company, Ltd. (I)	965	17,541
Interpark Corp.	14,414	66,451
INTOPS Company, Ltd.	2,551	42,510
Inzi Controls Company, Ltd.	6,050	29,511
ISU Chemical Company, Ltd.	3,490	57,562
IsuPetasys Company, Ltd.	9,598	39,338
Jahwa Electronics Company, Ltd.	4,238	70,743
JB Financial Group Company, Ltd.	61,547	332,394
Jeil Savings Bank (I)	1,820	0
Kangnam Jevisco Company, Ltd.	1,970	67,016
KB Capital Company, Ltd.	3,729	89,449
KB Financial Group, Inc., ADR	119,209	4,078,140
KB Insurance Company, Ltd.	12,898	319,918
KCC Corp.	1,807	651,179
KEC Corp. (I)	19,093	19,230
Keyang Electric Machinery Company, Ltd.	7,093	38,510
KG Chemical Corp.	4,747	62,927
KG Eco Technology Service Company, Ltd.	7,080	20,624
KH Vatec Company, Ltd.	5,500	62,081
Kia Motors Corp.	139,330	5,353,319
KISCO Corp.	2,680	100,942
KISCO Holdings Company, Ltd.	778	44,624
Kishin Corp.	1,549	7,675
KISWIRE, Ltd.	3,742	132,712
KleanNara Company, Ltd. (I)	4,525	24,697
Kolon Corp.	1,320	66,412
Kolon Industries, Inc.	7,361	556,044
Korea Cast Iron Pipe Industries Company, Ltd.	3,002	28,830
Korea Circuit Company, Ltd.	9,032	73,280
Korea Electric Terminal Company, Ltd.	2,148	151,725
Korea Flange Company, Ltd. (I)	2,370	33,337
Korea Investment Holdings Company, Ltd.	15,800	588,787
Korea Line Corp. (I)	4,614	88,468
Korean Air Lines Company, Ltd. (I)	14,416	459,075
Korean Petrochemical Industrial Company, Ltd.	1,175	229,819
Korean Reinsurance Company, Ltd.	34,840	368,791
Kortek Corp.	5,352	61,536
KPX Chemical Company, Ltd.	933	51,086
KSS LINE, Ltd.	2,671	43,125
KTB Investment & Securities Company, Ltd. (I)	21,545	57,412
KTCS Corp.	8,694	19,618
Kukdo Chemical Company, Ltd.	1,414	71,155
Kumho Electric Company, Ltd. (I)	2,785	26,915
Kumho Tire Company, Inc. (I)	22,912	235,932
Kumkang Kind Company, Ltd.	423	18,974
Kwangju Bank	16,303	139,804
Kyeryong Construction
Industrial Company, Ltd. (I)	2,811	38,062
Kyobo Securities Company	12,618	107,016
Kyung-In Synthetic Corp.	4,040	22,088
Kyungbang, Ltd.	532	93,555
Kyungchang Industrial Company, Ltd.	2,778	13,525
LF Corp.	9,854	198,784
LG Corp.	37,877	2,238,363
LG Display Company, Ltd., ADR (L)	279,409	3,554,082
LG Electronics, Inc.	66,835	2,918,847
LG Innotek Company, Ltd.	3,449	246,604

The accompanying notes are an integral part of the financial statements.

66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG International Corp.	2,012	$64,118
LG Uplus Corp.	85,474	914,108
Lotte Chemical Corp.	2,294	625,327
Lotte Chilsung Beverage Company, Ltd.	271	394,269
Lotte Confectionery Company, Ltd.	2,020	323,311
LOTTE Fine Chemical Company, Ltd.	5,888	168,670
Lotte Food Company, Ltd.	153	95,629
LOTTE Himart Company, Ltd.	4,565	184,274
Lotte Non-Life Insurance Company, Ltd. (I)	30,709	73,779
Lotte Shopping Company, Ltd.	4,481	843,797
LS Corp.	7,562	401,749
Lumens Company, Ltd. (I)	25,793	99,293
Mando Corp.	1,287	289,937
MegaStudy Company, Ltd.	329	9,797
Melfas, Inc. (I)	5,286	38,009
Meritz Securities Company, Ltd.	18,117	55,854
Mi Chang Oil Industrial Company, Ltd.	743	59,371
Mirae Asset Daewoo Company, Ltd.	62,611	448,285
Mirae Asset Securities Company, Ltd.	28,249	589,468
MK Electron Company, Ltd.	3,591	31,747
MNTech Company, Ltd. (I)	3,764	21,698
Moorim P&P Company, Ltd.	16,648	61,551
Moorim Paper Company, Ltd. (I)	13,820	36,632
Motonic Corp.	4,725	39,176
Namyang Dairy Products Company, Ltd.	211	132,043
Nexen Corp.	9,530	71,717
NH Investment & Securities Company, Ltd.	54,123	494,563
NHN Entertainment Corp. (I)	2,841	154,540
Nong Shim Holdings Company, Ltd.	962	95,917
NongShim Company, Ltd.	513	146,466
NOROO Paint & Coatings Company, Ltd.	3,102	27,420
OCI Company, Ltd. (I)(L)	4,813	412,078
Opto Device Technology Company, Ltd.	2,641	21,380
Pan Ocean Company, Ltd. (I)	76,268	268,311
PaperCorea, Inc. (I)(L)	70,940	42,986
Poonglim Industrial Company, Ltd. (I)	189	240
Poongsan Corp.	6,876	212,503
Poongsan Holdings Corp.	2,461	101,759
POSCO	14,796	3,066,751
POSCO Coated & Color Steel Company, Ltd.	1,656	36,654
Posco Daewoo Corp.	14,413	323,978
POSCO, ADR (L)	38,055	1,943,849
Power Logics Company, Ltd. (I)	5,464	22,247
Pyeong Hwa Automotive Company, Ltd.	1,974	21,650
S&T Dynamics Company, Ltd.	12,563	106,150
S&T Holdings Company, Ltd.	4,696	67,742
S&T Motiv Company, Ltd.	3,409	147,706
S-Oil Corp.	2,252	167,336
Sajo Industries Company, Ltd. (I)	565	33,704
Sam Young Electronics Company, Ltd.	6,315	67,534
Samho Development Company, Ltd.	3,660	11,603
SAMHWA Paints Industrial Company, Ltd.	2,462	25,591
Samjin LND Company, Ltd.	9,393	27,181
Sammok S-Form Company, Ltd.	3,036	42,633
Samsung Card Company, Ltd.	12,350	564,170
Samsung Electro-Mechanics Company, Ltd.	27,906	1,245,762
Samsung Electronics Company, Ltd.	2,393	3,486,032
Samsung Heavy
Industries Company, Ltd. (I)(L)	51,711	443,401
Samsung Life Insurance Company, Ltd.	23,202	2,228,214
Samsung SDI Company, Ltd.	14,723	1,293,215
Samsung Securities Company, Ltd.	20,509	649,706
Samyang Corp.	1,275	118,089

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samyang Holdings Corp.	2,059	$254,746
Samyang Tongsang Company, Ltd.	893	42,367
Sangsin Brake	3,243	20,769
SAVEZONE I&C Corp.	6,270	32,214
SBS Media Holdings Company, Ltd.	16,606	43,550
SeAH Besteel Corp.	3,552	81,168
SeAH Holdings Corp.	571	65,041
SeAH Steel Corp.	1,700	98,958
Sebang Company, Ltd.	5,267	77,204
Sebang Global Battery Company, Ltd.	2,205	74,369
Sejong Industrial Company, Ltd.	2,080	22,038
Seohee Construction Company, Ltd. (I)	40,163	60,530
Seoyon Company, Ltd.	3,245	34,776
Sewon Precision Industry Company, Ltd.	547	9,273
SG Corp. (I)	53,477	50,057
Shinhan Financial Group Company, Ltd., ADR	183,428	6,684,116
Shinsegae Company, Ltd.	3,309	547,412
Shinsegae Information &
Communication Company, Ltd.	621	40,976
Shinsung Tongsang Company, Ltd. (I)	24,560	29,283
Shinwon Corp. (I)	22,404	36,763
Shinyoung Securities Company, Ltd.	2,622	117,916
Signetics Corp. (I)	11,897	20,615
Silla Company, Ltd.	3,122	42,280
SIMPAC, Inc.	4,415	21,203
Sindoh Company, Ltd.	3,394	155,282
SK Chemicals Company, Ltd.	3,675	226,755
SK Gas, Ltd.	2,955	277,947
SK Holdings Company, Ltd.	9,504	1,839,211
SK Hynix, Inc.	224,404	8,237,859
SK Innovation Company, Ltd.	37,347	5,533,598
SK Networks Company, Ltd.	37,190	227,397
SK Securities Company, Ltd. (I)	105,396	111,207
SKC Company, Ltd.	7,364	190,364
SL Corp.	6,467	96,953
Songwon Industrial Company, Ltd.	4,088	78,355
Ssangyong Cement Industrial Company, Ltd. (I)	10,108	150,315
Sunchang Corp.	2,607	26,078
Sung Kwang Bend Company, Ltd.	2,566	20,750
Sungchang Enterprise Holdings, Ltd.	9,150	26,054
Sungshin Cement Company, Ltd. (I)	9,269	74,355
Sungwoo Hitech Company, Ltd.	17,462	127,013
Taekwang Industrial Company, Ltd.	287	219,055
Taewoong Company, Ltd. (I)	1,493	33,083
Taeyoung Engineering &
Construction Company, Ltd. (I)	26,384	133,922
Tailim Packaging Industrial Company, Ltd.	18,151	49,497
TBH Global Company, Ltd. (I)	2,462	21,800
The LEADCORP, Inc.	5,369	42,297
The WillBes & Company	16,490	47,019
TK Chemical Corp. (I)	7,585	14,921
TK Corp.	8,542	65,225
Tong Yang Moolsan Company, Ltd.	15,100	44,359
Tongyang Cement & Energy Corp. (I)	5,548	18,263
Tongyang Life Insurance Company, Ltd.	17,725	183,371
Tongyang, Inc.	20,168	53,089
Top Engineering Company, Ltd. (I)	5,334	31,556
Tovis Company, Ltd.	8,841	76,238
TS Corp.	2,807	60,833
Ubiquoss, Inc.	2,215	21,118
Uju Electronics Company, Ltd.	1,757	24,994
Unid Company, Ltd.	2,188	89,390
Visang Education, Inc.	1,644	26,288

The accompanying notes are an integral part of the financial statements.

67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Wiscom Company, Ltd.	3,760	$15,324
Woongjin Company, Ltd. (I)	16,413	47,511
Woori Bank	141,281	1,468,490
Woori Bank, ADR	83	2,610
Y G-1 Company, Ltd.	5,659	49,388
YESCO Company, Ltd.	1,950	66,753
Yoosung Enterprise Company, Ltd.	6,386	24,088
Youlchon Chemical Company, Ltd.	6,065	75,489
Young Poong Corp.	143	137,600
Youngone Holdings Company, Ltd.	315	17,038
Yuanta Securities Korea Company, Ltd. (I)	56,972	173,944
YuHwa Securities Company, Ltd.	3,410	48,717
		117,369,356
Taiwan - 14.7%
Ability Enterprise Company, Ltd.	104,979	54,754
AcBel Polytech, Inc. (I)	82,000	62,851
Accton Technology Corp.	204,722	319,942
Acer, Inc. (I)	1,169,452	545,425
ACES Electronic Company, Ltd.	29,000	22,594
Achem Technology Corp.	128,173	45,644
Advanced Connectek, Inc. (I)	52,000	13,212
Advanced International
Multitech Company, Ltd.	11,000	7,342
AGV Products Corp. (I)	244,717	61,519
ALI Corp. (I)	56,000	29,647
Alpha Networks, Inc.	178,500	110,524
Altek Corp.	135,104	100,376
AmTRAN Technology Company, Ltd.	327,185	251,973
APCB, Inc. (I)	92,000	64,446
Apex International Company, Ltd.	17,000	20,900
Apex Science & Engineering	43,472	11,388
Ardentec Corp.	131,003	100,300
Asia Cement Corp.	847,805	742,634
Asia Optical Company, Inc. (I)	159,000	154,844
Asia Pacific Telecom Company, Ltd. (I)	371,000	123,605
Asia Polymer Corp.	100,031	57,369
Asia Vital Components Company, Ltd.	148,328	115,978
Asustek Computer, Inc.	213,000	1,903,990
AU Optronics Corp., ADR	581,574	2,122,745
Audix Corp.	52,960	58,739
Avermedia Technologies, Inc. (I)	104,000	34,626
Avision, Inc. (I)	98,751	21,712
Bank of Kaohsiung	258,833	74,130
BenQ Materials Corp.	25,000	11,283
BES Engineering Corp.	900,700	158,122
Biostar Microtech International Corp. (I)	67,000	20,462
Bright Led Electronics Corp.	97,000	31,843
Cameo Communications, Inc. (I)	164,944	33,415
Capital Securities Corp.	1,013,069	264,319
Career Technology MFG. Company, Ltd.	95,000	62,552
Carnival Industrial Corp. (I)	205,000	36,102
Casetek Holdings, Ltd.	51,000	186,719
Cathay Financial Holding Company, Ltd.	2,887,000	3,712,011
Cathay Real Estate
Development Company, Ltd. (I)	492,000	231,222
Central Reinsurance Company, Ltd.	102,290	45,220
ChainQui Construction
Development Company, Ltd.	54,000	32,153
Champion Building
Materials Company, Ltd. (I)	120,132	28,193
Chang Hwa Commercial Bank, Ltd.	2,448,244	1,256,887
Charoen Pokphand Enterprise	113,785	137,295
Cheng Loong Corp.	534,320	194,469

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Cheng Uei Precision Industry Company, Ltd.	303,629	$379,759
Chia Chang Company, Ltd.	50,000	41,306
Chia Hsin Cement Corp.	264,773	76,057
Chien Kuo Construction Company, Ltd.	72,000	19,504
Chimei Materials Technology Corp.	122,000	53,363
Chin-Poon Industrial Company, Ltd.	194,571	434,982
China Airlines, Ltd.	1,404,910	419,704
China Bills Finance Corp.	328,000	131,375
China Chemical &
Pharmaceutical Company, Ltd.	163,000	94,531
China Development Financial Holding Corp.	4,932,208	1,263,505
China Electric Manufacturing Corp. (I)	93,000	23,782
China General Plastics Corp.	236,322	156,937
China Life Insurance Company, Ltd.	1,413,308	1,298,328
China Man-Made Fiber Corp.	667,800	156,150
China Metal Products Company, Ltd.	138,513	135,007
China Motor Corp.	203,125	154,241
China Petrochemical Development Corp. (I)	886,550	217,436
China Steel Corp.	3,642,180	2,574,627
China Steel Structure Company, Ltd.	50,000	34,247
China Synthetic Rubber Corp.	149,291	121,494
China Wire & Cable Company, Ltd. (I)	102,400	44,182
Chinese Maritime Transport, Ltd. (I)	29,000	22,185
Chipbond Technology Corp.	286,000	420,759
Chong Hong Construction Company, Ltd.	15,000	25,391
Chun Yu Works & Company, Ltd.	97,000	40,713
Chun Yuan Steel	275,874	93,789
Chung Hsin Electric &
Machinery Manufacturing Corp.	255,500	144,420
Chung Hung Steel Corp. (I)	235,625	51,342
Chung Hwa Pulp Corp.	345,977	98,758
Chunghwa Picture Tubes, Ltd. (I)	2,787,429	152,113
Clevo Company	198,000	185,686
CMC Magnetics Corp. (I)	1,065,443	133,975
CoAsia Microelectronics Corp.	46,765	25,281
Collins Company, Ltd.	26,626	9,224
Compal Electronics, Inc.	2,333,000	1,444,465
Compeq Manufacturing Company	732,000	375,759
Concord Securities Corp.	135,000	26,287
Continental Holdings Corp.	265,050	85,092
Coretronic Corp.	322,000	351,601
Coxon Precise Industrial Company, Ltd.	59,000	65,737
CSBC Corp. Taiwan	147,100	63,656
CTBC Financial Holding Company, Ltd.	4,916,063	2,865,576
CviLux Corp.	24,960	23,174
D-Link Corp. (I)	417,511	150,355
DA CIN Construction Company, Ltd.	62,000	34,046
Danen Technology Corp. (I)	94,000	21,550
Darfon Electronics Corp.	157,850	94,758
Darwin Precisions Corp.	266,099	110,248
Delpha Construction Company, Ltd.	77,261	34,821
Dynamic Electronics Company, Ltd. (I)	159,762	51,010
Dynapack International Technology Corp.	29,000	39,042
E Ink Holdings, Inc.	243,000	187,763
E.Sun Financial Holding Company, Ltd.	3,701,148	2,114,959
Eastern Media International Corp. (I)	333,608	89,240
Edimax Technology Company, Ltd.	53,404	18,441
Edison Opto Corp. (I)	62,000	27,989
Edom Technology Company, Ltd.	44,000	24,180
Elite Material Company	113,000	309,532
Elite Semiconductor Memory Technology, Inc.	39,000	44,357
Elitegroup Computer Systems Company, Ltd.	215,104	90,045
Emerging Display Technologies Corp.	32,000	10,452

The accompanying notes are an integral part of the financial statements.

68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
ENG Electric Company, Ltd.	50,710	$28,839
EnTie Commercial Bank	106,000	43,551
Epistar Corp. (I)	514,312	391,466
Etron Technology, Inc.	26,000	10,882
Eva Airways Corp.	933,986	426,805
Everest Textile Company, Ltd.	180,000	89,789
Evergreen International Storage
& Transport Corp.	353,600	145,807
Evergreen Marine Corp Taiwan, Ltd. (I)	693,063	268,318
Everlight Chemical Industrial Corp.	68,250	45,128
Everlight Electronics Company, Ltd.	125,000	200,966
Excelsior Medical Company, Ltd.	56,695	84,654
Far Eastern Department Stores Company, Ltd.	452,720	244,649
Far Eastern International Bank	1,336,164	382,488
Far Eastern New Century Corp.	1,560,249	1,170,581
Farglory F T Z Investment
Holding Company, Ltd. (I)	45,000	20,212
Farglory Land Development Company, Ltd.	145,530	173,163
Federal Corp.	241,847	105,098
First Copper Technology Company, Ltd. (I)	81,000	17,151
First Financial Holding Company, Ltd.	4,248,633	2,262,636
First Insurance Company, Ltd. (I)	104,475	37,891
First Steamship Company, Ltd. (I)	249,104	62,041
Formosa Advanced
Technologies Company, Ltd.	24,000	17,348
Formosa Chemicals & Fibre Corp.	315,000	849,975
Formosa Taffeta Company, Ltd.	368,000	349,716
Formosan Rubber Group, Inc.	244,800	118,440
Formosan Union Chemical	187,940	100,287
Fortune Electric Company, Ltd.	35,000	20,598
Founding Construction &
Development Company, Ltd.	109,566	57,082
Foxconn Technology Company, Ltd.	518,627	1,529,239
Foxlink Image Technology Company, Ltd.	67,000	31,890
Froch Enterprise Company, Ltd. (I)	43,060	13,267
FSP Technology, Inc.	59,227	46,349
Fubon Financial Holding Company, Ltd.	3,723,417	5,532,644
Fullerton Technology Company, Ltd.	66,460	48,793
Fulltech Fiber Glass Corp.	149,616	65,974
Fwusow Industry Company, Ltd.	55,441	27,150
G Shank Enterprise Company, Ltd.	40,535	33,232
Gallant Precision Machining Company, Ltd.	66,000	45,997
Gemtek Technology Corp.	199,697	121,198
Genesis Photonics, Inc. (I)	160,240	25,501
Genius Electronic Optical Company, Ltd. (I)	16,000	26,864
Getac Technology Corp.	248,000	289,414
Giantplus Technology Company, Ltd.	30,000	18,749
Gigabyte Technology Company, Ltd.	250,000	332,797
Gigastorage Corp. (I)	54,000	39,663
Gintech Energy Corp. (I)	278,318	191,887
Global Brands Manufacture, Ltd. (I)	171,806	54,662
Global Lighting Technologies, Inc.	23,000	55,234
Globe Union Industrial Corp.	96,750	50,448
Gloria Material Technology Corp.	294,684	166,852
Gold Circuit Electronics, Ltd. (I)	301,204	115,934
Goldsun Building Materials Company, Ltd.	788,714	192,383
Grand Ocean Retail Group, Ltd.	18,000	14,333
Grand Pacific Petrochemical Corp.	593,000	300,305
Great Wall Enterprise Company, Ltd.	175,400	152,003
Green Energy Technology, Inc. (I)	147,194	85,209
GTM Holdings Corp. (I)	78,000	38,105
Hannstar Board Corp.	128,759	50,111
HannStar Display Corp. (I)	1,441,842	324,290

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
HannsTouch Solution, Inc. (I)	226,000	$56,819
Harvatek Corp. (I)	132,836	39,890
Hey Song Corp.	162,000	166,845
Ho Tung Chemical Corp. (I)	408,116	95,381
Hocheng Corp.	150,500	39,014
Holy Stone Enterprise Company, Ltd.	118,300	120,343
Hon Hai Precision Industry Company, Ltd.	2,477,310	6,269,237
Hong TAI Electric Industrial	72,000	20,127
Hong YI Fiber Industry Company	37,000	23,725
Horizon Securities Company, Ltd. (I)	223,000	43,589
Hsin Kuang Steel Company, Ltd. (I)	116,085	64,971
Hsing TA Cement Company, Ltd.	67,100	21,950
HTC Corp. (I)	217,000	606,960
HUA ENG Wire & Cable Company, Ltd. (I)	140,000	31,873
Hua Nan Financial Holdings Company, Ltd.	3,155,140	1,619,153
Huaku Development Company, Ltd.	86,000	149,148
Huang Hsiang Construction Company	35,000	44,295
Hung Ching Development &
Construction Company, Ltd.	50,000	27,264
Hung Poo Real Estate Development Corp.	123,000	103,208
Hung Sheng Construction Company, Ltd.	248,200	134,824
Hwa Fong Rubber Company, Ltd.	59,160	20,995
I-Chiun Precision Industry Company, Ltd. (I)	98,000	28,653
Ichia Technologies, Inc. (I)	184,180	81,992
Infortrend Technology, Inc.	118,000	64,433
Innolux Corp.	5,964,561	2,027,140
Inotera Memories, Inc. (I)	1,103,000	973,509
Inventec Corp.	284,000	233,142
ITE Technology, Inc.	7,913	7,860
Jess-Link Products Company, Ltd.	57,000	50,403
Jih Sun Financial Holdings Company, Ltd.	737,943	154,519
K Laser Technology, Inc.	55,214	30,330
KEE TAI Properties Company, Ltd.	129,000	44,310
Kenmec Mechanical
Engineering Company, Ltd.	44,000	16,689
Kindom Construction Company, Ltd.	117,000	58,898
King Yuan Electronics Company, Ltd. (I)	640,796	569,738
King’s Town Bank	487,000	412,077
King’s Town Construction Company, Ltd. (I)	15,300	9,360
Kinko Optical Company, Ltd. (I)	36,000	25,216
Kinpo Electronics, Inc.	689,269	268,086
Kinsus Interconnect Technology Corp.	88,000	205,996
KS Terminals, Inc.	37,000	45,377
Kuo Toong International Company, Ltd.	80,897	54,876
Kuoyang Construction Company, Ltd.	103,335	44,901
Kwong Fong Industries	101,536	77,033
KYE Systems Corp.	99,651	30,038
L&K Engineering Company, Ltd.	74,000	68,686
LAN FA Textile (I)	83,863	22,019
LCY Chemical Corp.	19,000	23,389
Leader Electronics, Inc.	51,000	15,881
Lealea Enterprise Company, Ltd.	446,124	120,517
LEE CHI Enterprises Company, Ltd.	68,000	22,485
Leofoo Development Company, Ltd.	129,370	36,247
LES Enphants Company, Ltd. (I)	64,000	27,033
Lextar Electronics Corp.	78,000	35,777
Li Peng Enterprise Company, Ltd. (I)	287,030	70,250
Lien Hwa Industrial Corp.	361,773	242,611
Lingsen Precision Industries, Ltd. (I)	206,481	80,205
Lite-On Semiconductor Corp.	139,693	105,387
Lite-On Technology Corp.	1,123,841	1,624,769
Long Chen Paper Company, Ltd.	300,307	144,996
Longwell Company	23,000	21,938

The accompanying notes are an integral part of the financial statements.

69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Lotes Company, Ltd.	32,000	$85,704
Lucky Cement Corp.	141,000	41,608
Macronix International (I)	2,190,001	293,861
Marketech International Corp.	82,000	71,530
Masterlink Securities Corp.	689,128	183,799
Mega Financial Holding Company, Ltd.	5,366,472	3,785,547
Meiloon Industrial Company, Ltd.	73,000	33,606
Mercuries & Associates, Ltd.	58,800	35,736
Mercuries Life Insurance Company, Ltd. (I)	298,638	141,804
Merry Electronics Company, Ltd.	24,000	94,660
Micro-Star International Company, Ltd.	261,264	681,143
Mitac Holdings Corp.	369,109	381,276
Motech Industries, Inc. (I)	186,000	189,346
MPI Corp.	9,000	25,123
Nan Ya Printed Circuit Board Corp.	87,000	71,406
Nantex Industry Company, Ltd.	36,432	26,225
Neo Solar Power Corp. (I)	368,000	191,741
Nien Hsing Textile Company, Ltd.	158,000	120,619
Nishoku Technology, Inc.	6,000	14,299
Optimax Technology Corp. (I)	103,000	13,489
OptoTech Corp.	305,000	126,424
Oriental Union Chemical Corp. (I)	65,000	40,849
Pacific Construction Company, Ltd.	89,289	34,095
Pan Jit International, Inc.	185,000	92,850
Pan-International Industrial Corp.	32,481	30,430
Paragon Technologies Company, Ltd. (I)	28,904	22,711
Pegatron Corp.	1,132,660	2,931,331
Phihong Technology Company, Ltd. (I)	152,000	50,404
Pou Chen Corp.	341,348	482,313
Powertech Technology, Inc.	386,000	1,003,180
President Securities Corp.	501,459	184,470
Prime Electronics & Satellitics, Inc. (I)	50,000	15,790
Prince Housing & Development Corp.	480,555	157,401
Prodisc Technology, Inc. (I)	762,000	0
Promise Technology, Inc.	44,000	23,105
Qisda Corp.	1,108,280	471,977
Qualipoly Chemical Corp.	22,332	25,204
Quanta Storage, Inc.	131,000	136,282
Quintain Steel Company, Ltd. (I)	113,111	28,926
Radiant Opto-Electronics Corp.	185,000	302,417
Radium Life Tech Company, Ltd. (I)	414,335	131,875
Ralec Electronic Corp.	30,335	48,162
Rexon Industrial Corp., Ltd.	63,456	31,051
Rich Development Company, Ltd.	191,000	54,601
Ritek Corp. (I)	1,114,232	227,253
Ruentex Development Company, Ltd. (I)	35,949	43,858
Sampo Corp.	219,338	123,330
San Far Property, Ltd.	55,000	20,406
Sanyang Motor Company, Ltd.	208,000	138,274
SDI Corp.	24,000	32,393
Sesoda Corp.	59,850	49,449
Sheng Yu Steel Company, Ltd.	61,000	50,663
ShenMao Technology, Inc.	13,000	12,269
Shih Wei Navigation Company, Ltd. (I)	56,740	17,017
Shihlin Electric & Engineering Corp.	41,000	53,346
Shin Kong Financial Holding Company, Ltd. (I)	4,168,170	919,578
Shin Zu Shing Company, Ltd.	51,000	169,260
Shining Building Business Company, Ltd. (I)	49,500	17,010
Shinkong Insurance Company, Ltd.	142,000	109,048
Shinkong Synthetic Fibers Corp.	707,239	192,164
Shuttle, Inc. (I)	112,000	34,751
Sigurd Microelectronics Corp.	261,293	196,066
Silicon Integrated Systems Corp. (I)	278,000	56,819

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Sincere Navigation Corp.	157,000	$91,860
Sino-American Silicon Products, Inc.	300,000	315,403
Sinon Corp.	195,650	96,538
SinoPac Financial Holdings Company, Ltd.	5,392,263	1,596,368
Sinphar Pharmaceutical Company, Ltd.	17,680	14,872
Sirtec International Company, Ltd.	17,000	20,993
Siward Crystal Technology Company, Ltd.	64,213	37,766
Solar Applied Materials
Technology Company (I)	153,000	42,709
Solartech Energy Corp. (I)	149,624	74,157
Southeast Cement Company, Ltd.	66,000	32,681
Spirox Corp.	57,683	38,850
Sunplus Technology Company, Ltd.	329,000	121,613
Sunrex Technology Corp. (I)	61,273	34,767
Sunspring Metal Corp.	18,000	25,153
Supreme Electronics Company, Ltd.	180,997	110,246
Sweeten Real Estate
Development Company, Ltd.	39,743	18,901
Syncmold Enterprise Corp.	25,000	42,221
Synnex Technology International Corp.	284,550	315,784
Systex Corp.	70,000	118,323
TA Chen Stainless Pipe (I)	492,313	254,257
Ta Chong Securities Company, Ltd.	51,000	13,116
Ta Ya Electric Wire & Cable Company, Ltd. (I)	166,436	27,875
TA-I Technology Company, Ltd.	75,823	40,467
Taichung Commercial Bank	1,631,679	463,823
Taiflex Scientific Company, Ltd.	56,100	58,137
Tainan Enterprises Company, Ltd.	60,250	58,668
Tainan Spinning Company, Ltd.	890,638	352,759
Tainergy Tech Company, Ltd.	40,000	19,514
Taishin Financial Holding Company, Ltd.	3,537,080	1,319,751
Taisun Enterprise Company, Ltd. (I)	73,032	37,458
Taiwan Business Bank	2,529,042	644,405
Taiwan Cement Corp.	1,707,983	1,948,108
Taiwan Cogeneration Corp.	221,434	164,059
Taiwan Cooperative Financial
Holding Company, Ltd.	3,689,443	1,633,560
Taiwan Fertilizer Company, Ltd.	272,000	365,211
Taiwan Fire & Marine Insurance Company	28,000	16,762
Taiwan FU Hsing Industrial Company, Ltd.	45,000	60,600
Taiwan Glass Industry Corp. (I)	303,319	143,193
Taiwan Hon Chuan Enterprise Company, Ltd.	112,000	174,866
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	46,200	26,401
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp.	458,321	150,853
Taiwan Mask Corp. (I)	109,150	28,375
Taiwan Navigation Company, Ltd.	49,000	19,179
Taiwan PCB Techvest Company, Ltd.	78,000	83,933
Taiwan Pulp & Paper Corp. (I)	167,640	54,603
Taiwan Semiconductor Company, Ltd.	11,000	12,983
Taiwan Styrene Monomer Corp.	143,000	72,778
Taiwan Surface Mounting
Technology Company, Ltd.	71,225	60,054
Taiwan TEA Corp.	252,000	117,159
Taiwan Union Technology Corp.	65,000	77,962
Taiyen Biotech Company, Ltd.	63,137	60,325
Tatung Company, Ltd. (I)	1,163,200	288,932
Te Chang Construction Company, Ltd.	14,960	11,336
Teco Electric & Machinery Company, Ltd.	772,000	667,829
Tex-Ray Industrial Company, Ltd. (I)	55,800	23,655
The Ambassador Hotel	54,000	42,403
Ton Yi Industrial Corp.	325,000	144,936

The accompanying notes are an integral part of the financial statements.

70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Tong Yang Industry Company, Ltd.	192,627	$458,674
Tong-Tai Machine & Tool Company, Ltd.	122,588	88,740
Topoint Technology Company, Ltd.	70,212	45,304
TPK Holding Company, Ltd. (I)	106,000	174,134
Transasia Airways Corp.	48,478	9,594
Tripod Technology Corp.	145,000	323,581
TSRC Corp.	175,000	161,778
Tung Ho Steel Enterprise Corp.	266,000	158,151
TURVO International Company, Ltd.	18,000	46,962
TXC Corp.	100,000	138,106
TYC Brother Industrial Company, Ltd.	104,511	127,288
Tycoons Group Enterprise Company, Ltd. (I)	14,768	2,008
Tyntek Corp.	157,361	64,549
U-Ming Marine Transport Corp.	197,000	141,140
Unimicron Technology Corp.	984,000	417,792
Union Bank of Taiwan	948,834	266,688
Unitech Computer Company, Ltd.	53,039	27,950
Unitech Printed Circuit Board Corp.	351,975	113,894
United Integrated Services Company, Ltd.	64,000	97,617
United Microelectronics Corp.	7,996,794	2,952,952
Unity Opto Technology Company, Ltd. (I)	85,000	43,357
Universal Cement Corp.	143,188	112,292
Unizyx Holding Corp. (I)	194,000	94,083
UPC Technology Corp.	406,156	135,717
USI Corp.	341,000	153,866
Ve Wong Corp.	61,993	43,443
Victory New Materials Ltd. Co	11,000	20,877
Wafer Works Corp. (I)	315,482	87,501
Wah Hong Industrial Corp.	7,988	4,941
Wah Lee Industrial Corp.	76,000	110,320
Walsin Lihwa Corp. (I)	1,207,000	401,821
Walsin Technology Corp.	357,974	438,603
Walton Advanced Engineering, Inc.	185,584	66,662
Wan Hai Lines, Ltd.	518,050	263,546
Waterland Financial Holding Company, Ltd.	1,342,718	344,410
Well Shin Technology Company, Ltd.	30,000	46,442
Winbond Electronics Corp.	1,872,000	604,954
Wintek Corp. (I)	543,000	0
Wisdom Marine Lines Company, Ltd. (I)	87,000	86,701
Wistron Corp.	1,558,744	1,162,605
WPG Holdings Company, Ltd.	485,000	575,416
WT Microelectronics Company, Ltd.	129,493	178,062
WUS Printed Circuit Company, Ltd.	135,000	84,559
XPEC Entertainment, Inc.	45,000	48,733
Yageo Corp.	211,337	440,001
Yang Ming Marine Transport Corp. (I)	786,500	178,625
YC Company, Ltd.	169,637	65,746
YC INOX Company, Ltd.	63,800	45,987
YFY, Inc.	797,202	234,539
Yi Jinn Industrial Company, Ltd.	122,904	40,526
Yieh Phui Enterprise Company, Ltd. (I)	714,906	243,463
Young Optics, Inc.	20,000	18,281
Yuanta Financial Holdings Company, Ltd.	5,086,319	1,824,277
Yulon Motor Company, Ltd.	358,000	315,866
Zenitron Corp.	114,000	61,693
Zhen Ding Technology Holding, Ltd.	192,000	423,998
Zig Sheng Industrial Company, Ltd.	273,908	73,608
Zinwell Corp.	112,000	121,463
ZongTai Real Estate
Development Company, Ltd.	65,711	43,001
		110,603,880
Thailand - 3.1%
AAPICO Hitech PCL	144,720	55,969

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
AJ Plast PCL	117,500	$25,671
Amata Corp. PCL	208,400	67,452
AP Thailand PCL	583,170	122,373
Asia Aviation PCL, NVDR (I)	700,700	144,758
Asia Plus Group Holdings PCL	74,100	7,114
Bangkok Bank PCL	25,300	119,125
Bangkok Bank PCL, NVDR	60,700	285,751
Bangkok Insurance PCL	4,550	45,069
Bangkok Land PCL	5,345,500	247,069
Banpu PCL (L)	667,150	303,137
Cal-Comp Electronics Thailand PCL	1,440,198	107,304
Charoen Pokphand Foods PCL	1,324,300	1,217,329
Eastern Water Resources Development &
Management PCL	143,600	48,572
Esso Thailand PCL (I)	1,041,500	177,807
G J Steel PCL (I)	3,241,775	29,280
G Steel PCL (I)	789,540	7,746
GFPT PCL	116,500	49,525
Hana Microelectronics PCL	253,800	233,182
Indorama Ventures PCL	847,400	693,974
IRPC PCL	4,682,300	661,399
Jasmine International PCL	431,162	89,740
Kang Yong Electric PCL	1,500	14,387
Kasikornbank PCL, NVDR	40,900	222,076
KGI Securities Thailand PCL	566,200	56,919
Khon Kaen Sugar Industry PCL	802,070	93,757
Kiatnakin Bank PCL	254,300	389,786
Krung Thai Bank PCL	2,213,000	1,128,039
LH Financial Group PCL	3,523,000	170,963
MBK PCL	418,000	184,677
MCOT PCL	42,500	14,733
Padaeng Industry PCL	46,900	17,743
Polyplex Thailand PCL (I)	266,900	96,609
Precious Shipping PCL (I)(L)	420,600	73,080
Property Perfect PCL	1,534,900	41,229
PTT Exploration & Production PCL	967,100	2,275,008
PTT Global Chemical PCL	773,900	1,319,141
PTT PCL	825,200	8,119,727
Quality Houses PCL	1,558,100	109,937
Regional Container Lines PCL	81,600	11,809
Rojana Industrial Park PCL	149,200	21,488
Saha-Union PCL	136,200	143,660
Sansiri PCL	3,683,466	185,382
SC Asset Corp. PCL	1,364,096	131,682
Siam Future Development PCL	190,891	33,399
Siamgas & Petrochemicals PCL	121,600	37,646
Somboon Advance Technology PCL	68,200	25,010
Sri Trang Agro-Industry PCL	397,400	134,400
Srithai Superware PCL	283,000	15,197
STP & I PCL	397,500	97,117
Tata Steel Thailand PCL (I)	2,688,400	54,407
Thai Airways International PCL (I)	617,100	421,406
Thai Oil PCL	376,800	747,092
Thai Stanley Electric PCL	700	3,457
Thaicom PCL	228,900	137,136
Thanachart Capital PCL	359,900	420,662
The Bangchak Petroleum PCL	397,800	351,441
Thitikorn PCL	59,000	16,714
Thoresen Thai Agencies PCL	482,357	126,416
TICON Industrial Connection PCL	59,900	27,495
Tisco Financial Group PCL, NVDR	193,300	293,473
TMB Bank PCL	7,829,300	480,302
TPI Polene PCL (L)	3,916,900	274,408

The accompanying notes are an integral part of the financial statements.

71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
True Corp. PCL	1,048,000	$211,042
Univentures PCL	101,900	17,241
Vanachai Group PCL	271,320	105,860
Vinythai PCL	276,900	79,196
		23,671,695
Turkey - 1.6%
Adana Cimento Sanayii TAS, Class A	37,605	76,028
Akbank TAS	569,283	1,525,070
Akenerji Elektrik Uretim AS (I)(L)	153,777	48,683
Aksa Akrilik Kimya Sanayii AS	55,726	151,473
Alarko Holding AS	40,114	47,725
Albaraka Turk Katilim Bankasi AS	131,180	52,886
Anadolu Anonim Turk Sigorta Sirketi (I)	188,474	106,106
Anadolu Cam Sanayii AS (I)	98,531	68,624
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,445	63,227
Aygaz AS	30,141	107,853
Bagfas Bandirma Gubre Fabrikalari AS (I)	11,173	39,326
Baticim Bati Anadolu Cimento Sanayii AS	16,440	34,192
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	14,567	43,486
Dogan Sirketler Grubu Holding AS (I)	783,433	208,881
Eczacibasi Yatirim Holding Ortakligi AS	13,617	54,010
EGE Seramik Sanayi ve Ticaret AS (I)	19,278	25,642
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	107,225	140,786
Enka Insaat ve Sanayi AS	44,499	65,088
Eregli Demir ve Celik Fabrikalari TAS	542,073	745,997
Global Yatirim Holding AS	117,560	63,855
Goldas Kuyumculuk Sanayi Ithalat ve
Bagli Ortakliklari (I)	54,846	3,838
GSD Holding AS	144,256	45,164
Ihlas Holding AS (I)(L)	481,506	52,873
Ipek Dogal Enerji Kaynaklari Arastirma ve
Uretim AS (I)	52,948	28,931
Is Finansal Kiralama AS	129,871	45,009
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A	119,952	55,150
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	372,794	157,776
KOC Holding AS	163,658	703,131
Koza Altin Isletmeleri AS (I)	10,855	61,234
Metro Ticari ve Mali Yatirimlar Holding AS (I)	50,201	10,028
NET Holding AS (I)	40,130	41,705
Pegasus Hava Tasimaciligi AS (I)(L)	6,399	25,523
Pinar Entegre Et ve Un Sanayi AS	11,937	39,780
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	63,628	63,186
Sekerbank TAS (I)	155,671	60,184
Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,919	59,530
Soda Sanayii AS	41,742	57,316
Tekfen Holding AS	64,080	164,889
Trakya Cam Sanayii AS	236,584	196,389
Turcas Petrol AS	56,959	28,661
Turk Hava Yollari AO (I)(L)	291,891	499,945
Turkiye Garanti Bankasi AS	812,099	2,151,914
Turkiye Halk Bankasi AS	258,000	784,062
Turkiye Is Bankasi, Class C	757,186	1,198,614
Turkiye Sinai Kalkinma Bankasi AS	526,323	233,237
Turkiye Sise ve Cam Fabrikalari AS	478,270	506,854
Turkiye Vakiflar Bankasi TAO, Class D	325,320	497,661
Uzel Makina Sanayii AS (I)	22,930	0

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Yapi ve Kredi Bankasi AS (I)	353,054	$431,627
		11,873,149
Ukraine - 0.1%
Kernel Holding SA	25,996	402,117
TOTAL COMMON STOCKS (Cost $763,641,301)		$726,603,801

PREFERRED SECURITIES - 3.4%
Brazil - 3.3%
Banco ABC Brasil SA	49,042	203,578
Banco Bradesco SA	424,256	3,870,570
Banco do Estado do Rio Grande do Sul SA,
B Shares	96,900	311,663
Banco Pine SA	12,700	15,933
Banco Sofisa SA	25,700	35,166
Cia Brasileira de Distribuicao	91,206	1,489,181
Cia Ferro Ligas da Bahia - Ferbasa	30,124	66,600
Gerdau SA	83,234	226,759
Itau Unibanco Holding SA	99,650	1,088,378
Petroleo Brasileiro SA (I)	1,162,007	4,848,619
Petroleo Brasileiro SA, ADR (I)	719,571	6,713,597
Randon SA Implementos e Participacoes (I)	74,700	105,889
Suzano Papel e Celulose SA, A Shares	206,200	663,842
Unipar Carbocloro SA	46,610	97,458
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	311,086	337,664
Vale SA	902,555	4,273,895
		24,348,792
Chile - 0.0%
Coca-Cola Embonor SA, B Shares	12,796	29,170
Colombia - 0.1%
Grupo Argos SA	35,410	218,845
Grupo de Inversiones Suramericana SA	43,193	558,759
		777,604
Panama - 0.0%
Avianca Holdings SA	141,658	116,437
TOTAL PREFERRED SECURITIES (Cost $40,924,162)		$25,272,003

RIGHTS - 0.0%
Aliansce Shopping Centers SA (Expiration
Date: 10/14/2016; Strike Price:
BRL 15.00) (I)	9,820	1,298
Banpu Power PCL (Expiration Date:
10/14/2016; Strike Price: THB 21.00) (I)	28,820	11,553
Dongbang Transport Logistics Company, Ltd.
(Expiration Date: 11/04/2016; Strike Price:
KRW 1,830.00) (I)	2,017	1,502
Helbor Empreendimentos SA (Expiration Date:
10/26/2016; Strike Price: BRL 1.76) (I)	14,182	1,483
Long Chen Paper Company, Ltd. (Expiration
Date: 11/01/2016; Strike Price:
TWD 14.85) (I)	49,525	395
PaperCorea, Inc. (Expiration Date: 11/01/2016;
Strike Price: KRW 500.00) (I)	21,416	3,228
Samsung Heavy Industries Company, Ltd.
(Expiration Date: 11/09/2016; Strike Price:
KRW 7,170.00) (I)	32,107	64,135
TOTAL RIGHTS (Cost $0)		$83,594

The accompanying notes are an integral part of the financial statements.

72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS - 0.0%
Banpu PCL (Expiration Date: 06/05/2017;
Strike Price: THB 5.00) (I)	172,050	$52,136
TOTAL WARRANTS (Cost $0)		$52,136

SECURITIES LENDING COLLATERAL - 2.4%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	1,832,020	18,332,294
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,332,048)		$18,332,294

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
BlackRock Cash Funds - Prime, Institutional
Class, 0.4200% (Y)	353,191	$353,191
TOTAL SHORT-TERM INVESTMENTS (Cost $353,191)		$353,191
Total Investments (Emerging Markets Value Trust)
(Cost $823,250,702) - 102.1%		$770,697,019
Other assets and liabilities, net - (2.1%)		(15,572,786)
TOTAL NET ASSETS - 100.0%		$755,124,233

Equity Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.8%
Consumer discretionary - 10.5%
Auto components - 1.9%
Johnson Controls International PLC	685,932	$31,916,416
Automobiles - 0.4%
General Motors Company	223,898	7,113,240
Hotels, restaurants and leisure - 1.9%
Carnival Corp.	227,800	11,121,196
Las Vegas Sands Corp.	339,600	19,540,584
		30,661,780
Leisure products - 1.0%
Mattel, Inc.	516,475	15,638,863
Media - 3.8%
Comcast Corp., Class A	293,000	19,437,620
News Corp., Class A	999,600	13,974,408
The Walt Disney Company	90,100	8,366,686
Time Warner, Inc.	23,200	1,846,952
Twenty-First Century Fox, Inc., Class B	776,000	19,198,240
		62,823,906
Multiline retail - 1.4%
Kohl’s Corp.	318,700	13,943,125
Macy’s, Inc.	240,300	8,903,115
		22,846,240
Specialty retail - 0.1%
Staples, Inc.	157,400	1,345,770
		172,346,215
Consumer staples - 5.1%
Beverages - 1.9%
Diageo PLC	371,108	10,629,854
PepsiCo, Inc.	177,800	19,339,306
		29,969,160

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing - 0.9%
Wal-Mart Stores, Inc.	209,600	$15,116,352
Food products - 1.8%
Archer-Daniels-Midland Company	460,200	19,406,634
Kellogg Company	112,500	8,715,375
McCormick & Company, Inc., Non-
Voting Shares	16,400	1,638,688
		29,760,697
Personal products - 0.3%
Avon Products, Inc.	618,400	3,500,144
Coty, Inc., Class A (I)	25,010	580,232
Coty, Inc., Class A (I)	51,948	1,220,778
		5,301,154
Tobacco - 0.2%
Philip Morris International, Inc.	37,200	3,616,584
		83,763,947
Energy - 11.0%
Oil, gas and consumable fuels - 11.0%
Anadarko Petroleum Corp.	26,300	1,666,368
Apache Corp.	277,683	17,735,613
Canadian Natural Resources, Ltd.	425,400	13,629,816
Chevron Corp.	163,300	16,806,836
EQT Corp.	72,670	5,277,295
Exxon Mobil Corp.	482,300	42,095,144
Hess Corp.	289,100	15,501,542
Occidental Petroleum Corp.	163,400	11,915,128
PrairieSky Royalty, Ltd. (L)	12,696	258,865
Royal Dutch Shell PLC, ADR, Class A	523,000	26,186,610
Targa Resources Corp.	26,200	1,286,682
TOTAL SA (L)	577,131	27,448,674
		179,808,573
		179,808,573
Financials - 21.6%
Banks - 8.8%
Bank of America Corp.	895,693	14,017,595
Citigroup, Inc.	428,600	20,242,778
Fifth Third Bancorp	559,000	11,437,140
JPMorgan Chase & Co.	739,075	49,215,004
KeyCorp	689,600	8,392,432
Royal Bank of Scotland Group PLC (I)	2,503,131	5,794,915
The PNC Financial Services Group, Inc.	130,000	11,711,700
U.S. Bancorp	112,000	4,803,680
Wells Fargo & Company	387,500	17,158,500
		142,773,744
Capital markets - 6.4%
Ameriprise Financial, Inc.	201,000	20,053,770
Morgan Stanley	876,200	28,090,972
Northern Trust Corp.	290,100	19,723,899
Och-Ziff Capital Management
Group LLC, Class A	454,700	1,973,398
State Street Corp.	321,200	22,365,156
The Bank of New York Mellon Corp.	318,824	12,714,701
		104,921,896
Consumer finance - 1.3%
American Express Company	330,100	21,139,604
Insurance - 5.1%
Chubb, Ltd.	24,451	3,072,268
Loews Corp.	613,900	25,261,985
Marsh & McLennan Companies, Inc.	294,500	19,805,125

The accompanying notes are an integral part of the financial statements.

73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	555,100	$24,663,093
Willis Towers Watson PLC	45,289	6,013,021
XL Group, Ltd.	136,900	4,603,947
		83,419,439
		352,254,683
Health care - 9.2%
Biotechnology - 0.5%
Gilead Sciences, Inc.	107,100	8,473,752
Health care equipment and supplies - 1.1%
Becton, Dickinson and Company	72,000	12,940,560
Medtronic PLC	57,100	4,933,440
		17,874,000
Health care providers and services - 1.2%
Anthem, Inc.	157,574	19,745,598
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Company	232,525	12,537,748
GlaxoSmithKline PLC	466,010	9,925,325
Johnson & Johnson	254,100	30,016,833
Merck & Company, Inc.	252,950	15,786,610
Pfizer, Inc.	1,042,435	35,307,273
		103,573,789
		149,667,139
Industrials - 10.7%
Aerospace and defense - 2.1%
The Boeing Company	232,400	30,616,376
United Technologies Corp.	36,100	3,667,760
		34,284,136
Air freight and logistics - 0.9%
United Parcel Service, Inc., Class B	136,000	14,872,960
Airlines - 0.3%
Southwest Airlines Company	127,200	4,946,808
Electrical equipment - 1.1%
Emerson Electric Company	318,700	17,372,337
Industrial conglomerates - 1.9%
General Electric Company	1,059,300	31,376,466
Machinery - 3.3%
Cummins, Inc.	80,500	10,316,075
Deere & Company	78,000	6,657,300
Flowserve Corp.	181,837	8,771,817
Illinois Tool Works, Inc.	145,400	17,424,736
Pentair PLC	173,900	11,171,336
		54,341,264
Road and rail - 1.1%
Canadian Pacific Railway, Ltd. (L)	16,400	2,504,280
Norfolk Southern Corp.	15,000	1,455,900
Union Pacific Corp.	143,700	14,015,061
		17,975,241
		175,169,212
Information technology - 11.2%
Communications equipment - 2.7%
Cisco Systems, Inc.	663,900	21,058,908
Harris Corp.	240,724	22,052,726
		43,111,634
Electronic equipment, instruments and components - 0.4%
TE Connectivity, Ltd.	97,300	6,264,174

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment - 4.6%
Analog Devices, Inc.	211,200	$13,611,840
Applied Materials, Inc.	670,800	20,224,620
QUALCOMM, Inc.	335,200	22,961,200
Texas Instruments, Inc.	270,600	18,990,708
		75,788,368
Software - 2.3%
CA, Inc.	88,500	2,927,580
Microsoft Corp.	602,825	34,722,720
		37,650,300
Technology hardware, storage and peripherals - 1.2%
Apple, Inc.	53,200	6,014,260
Western Digital Corp.	240,100	14,038,647
		20,052,907
		182,867,383
Materials - 4.8%
Chemicals - 2.1%
CF Industries Holdings, Inc.	412,200	10,037,070
E.I. du Pont de Nemours & Company	361,600	24,216,352
		34,253,422
Construction materials - 0.8%
Vulcan Materials Company	113,600	12,919,728
Containers and packaging - 1.2%
International Paper Company	384,400	18,443,512
WestRock Company	43,132	2,091,039
		20,534,551
Metals and mining - 0.7%
Nucor Corp.	218,100	10,785,045
		78,492,746
Real estate - 2.0%
Equity real estate investment trusts - 2.0%
Equity Residential	131,200	8,440,096
Rayonier, Inc.	387,300	10,278,942
Weyerhaeuser Company	444,100	14,184,554
		32,903,592
		32,903,592
Telecommunication services - 2.7%
Diversified telecommunication services - 2.4%
CenturyLink, Inc.	289,817	7,949,680
Telefonica SA	584,103	5,907,057
Verizon Communications, Inc.	494,785	25,718,924
		39,575,661
Wireless telecommunication services - 0.3%
Vodafone Group PLC	1,838,840	5,273,650
		44,849,311
Utilities - 8.0%
Electric utilities - 5.6%
Edison International	210,600	15,215,850
Entergy Corp.	127,920	9,815,302
Exelon Corp.	435,000	14,481,150
FirstEnergy Corp.	466,500	15,431,820
Great Plains Energy, Inc.	109,148	2,978,649
PG&E Corp.	347,600	21,262,692
Xcel Energy, Inc.	314,300	12,930,302
		92,115,765

The accompanying notes are an integral part of the financial statements.

74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers - 1.2%
AES Corp.	1,446,600	$18,588,810
Multi-utilities - 1.2%
NiSource, Inc.	801,400	19,321,754
		130,026,329
TOTAL COMMON STOCKS (Cost $1,252,733,269)		$1,582,149,130

PREFERRED SECURITIES - 0.9%
Utilities - 0.9%
DTE Energy Company, 6.500%	43,661	2,270,372
Great Plains Energy, Inc., 7.000%	49,945	2,571,668
NextEra Energy, Inc., 6.123%	176,195	8,774,511
		13,616,551
TOTAL PREFERRED SECURITIES (Cost $13,298,530)		$13,616,551

CORPORATE BONDS - 0.2%
Health care - 0.0%
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (S)	$496,000	$428,757
6.375%, 10/15/2020 (S)	125,000	117,188
7.000%, 10/01/2020 (S)	150,000	146,250
		692,195
Information technology - 0.2%
Western Digital Corp.
10.500%, 04/01/2024 (S)	2,500,000	2,903,125
TOTAL CORPORATE BONDS (Cost $3,153,264)		$3,595,320

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	179,333	$1,794,511
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,794,544)		$1,794,511

SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	3,000,000	$3,000,000
T. Rowe Price Prime Reserve
Fund, 0.3208% (Y)	25,048,808	25,048,808
TOTAL SHORT-TERM INVESTMENTS (Cost $28,048,808)		$28,048,808
Total Investments (Equity Income Trust)
(Cost $1,299,028,415) - 99.7%		$1,629,204,320
Other assets and liabilities, net - 0.3%		5,421,236
TOTAL NET ASSETS - 100.0%		$1,634,625,556

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.2%
Financials - 89.4%
Banks - 50.6%
1st Source Corp.	32,427	$1,157,482
Access National Corp.	3,592	85,849
American Business Bank (I)	316	9,006

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Ameris Bancorp	31,676	$1,107,076
Atlantic Capital Bancshares, Inc. (I)	51,332	768,953
Bank of America Corp.	213,143	3,335,688
Bank of Ireland (I)	8,184,132	1,711,074
Bank of Marin Bancorp	8,790	437,127
Bankwell Financial Group, Inc.	18,087	428,481
Banner Corp.	68,446	2,993,828
Cambridge Bancorp	14	701
Capstar Financial Holdings, Inc. (I)	8,981	152,228
Chemical Financial Corp.	25,825	1,139,657
Citigroup, Inc.	69,637	3,288,956
Citizens Financial Group, Inc.	123,083	3,041,381
Comerica, Inc.	62,934	2,978,037
County Bancorp, Inc.	14,161	283,362
Danske Bank A/S	97,491	2,852,187
DCB Financial Corp. (I)	4,263	32,612
Equity Bancshares, Inc., Class A (I)	7,549	195,821
Evans Bancorp, Inc.	15,322	422,274
First Business Financial Services, Inc.	22,315	524,403
First Hawaiian, Inc. (I)	27,887	749,045
First Merchants Corp.	39,942	1,068,449
Flushing Financial Corp.	22,114	524,544
Glacier Bancorp, Inc.	99,765	2,845,298
Great Southern Bancorp, Inc.	5,216	212,291
Great Western Bancorp, Inc.	47,443	1,580,801
Horizon Bancorp	5,559	163,323
Independent Bank Corp.	28,748	483,829
JPMorgan Chase & Co.	65,179	4,340,270
KeyCorp	205,014	2,495,020
M&T Bank Corp.	20,019	2,324,206
MB Financial, Inc.	22,367	850,841
Oak Valley Bancorp	412	4,128
Regions Financial Corp.	335,817	3,314,514
Sandy Spring Bancorp, Inc.	32,922	1,006,755
Sun Bancorp, Inc.	33,114	763,609
SunTrust Banks, Inc.	76,518	3,351,488
SVB Financial Group (I)	38,580	4,264,633
The Community Financial Corp.	1,701	38,613
The First of Long Island Corp.	9,845	326,362
The PNC Financial Services Group, Inc.	16,064	1,447,206
TriCo Bancshares	36,275	971,082
U.S. Bancorp	102,519	4,397,040
Union Bankshares Corp.	61,378	1,643,089
Wells Fargo & Company	78,962	3,496,437
Westbury Bancorp, Inc. (I)	7,760	151,553
Yadkin Financial Corp.	18,336	482,053
Zions Bancorporation	105,150	3,261,753
		73,504,415
Capital markets - 15.6%
Affiliated Managers Group, Inc. (I)	14,648	2,119,566
Altamir	68,447	852,954
American Capital, Ltd. (I)	190,540	3,222,031
Azimut Holding SpA	22,440	330,181
Close Brothers Group PLC	56,949	1,010,060
Fifth Street Finance Corp.	349,111	2,028,335
Intermediate Capital Group	137,040	1,046,391
Invesco, Ltd.	110,074	3,442,014
KKR & Company LP	153,861	2,194,058
Schroders PLC	71,580	2,499,664
The Blackstone Group LP	141,746	3,618,775
TriplePoint Venture Growth BDC Corp.	22,617	239,740
		22,603,769

The accompanying notes are an integral part of the financial statements.

75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance - 4.4%
Capital One Financial Corp.	33,920	$2,436,474
Discover Financial Services	70,696	3,997,859
		6,434,333
Diversified financial services - 3.4%
Berkshire Hathaway, Inc., Class B (I)	26,703	3,857,782
Cerved Information Solutions SpA	121,037	1,022,421
		4,880,203
Insurance - 14.2%
Aon PLC	19,540	2,198,052
Assured Guaranty, Ltd.	130,356	3,617,379
Chubb, Ltd.	33,640	4,226,866
CNO Financial Group, Inc.	208,738	3,187,429
Gjensidige Forsikring ASA	52,263	977,488
Kinsale Capital Group, Inc.	7,164	157,608
Lincoln National Corp.	39,126	1,838,139
Marsh & McLennan Companies, Inc.	27,182	1,827,990
The Hartford Financial Services Group, Inc.	60,339	2,583,716
		20,614,667
Thrifts and mortgage finance - 1.2%
Provident Financial Services, Inc.	34,354	729,335
United Community Financial Corp.	78,278	556,557
United Financial Bancorp, Inc.	38,106	527,387
		1,813,279
		129,850,666
Real estate - 3.8%
Equity real estate investment trusts - 3.0%
Hibernia REIT PLC	12,607	19,399
Prologis, Inc.	43,006	2,302,541
Rexford Industrial Realty, Inc.	30,180	690,820
Vornado Realty Trust	13,670	1,383,541
		4,396,301
Real estate management and development - 0.8%
Kennedy Wilson Europe Real Estate PLC	8,351	108,627
Kennedy-Wilson Holdings, Inc.	42,165	950,821
		1,059,448
		5,455,749
TOTAL COMMON STOCKS (Cost $133,777,117)		$135,306,415

PREFERRED SECURITIES - 0.3%
Financials - 0.3%
OFG Bancorp, Series C, 8.750%	489	478,395
TOTAL PREFERRED SECURITIES (Cost $483,267)		$478,395

CORPORATE BONDS - 2.4%
Financials - 2.4%
Cadence Financial Corp.
4.875%, 06/28/2019 (S)	$800,000	$756,000
Flagstar Bancorp, Inc. 6.125%, 07/15/2021 (S)	750,000	764,009
NewStar Financial, Inc. 7.250%, 05/01/2020	1,160,000	1,142,600
Popular, Inc. 7.000%, 07/01/2019	850,000	875,500
		3,538,109
TOTAL CORPORATE BONDS (Cost $3,475,896)		$3,538,109

WARRANTS - 0.4%
Comerica, Inc. (Expiration Date: 11/14/2018;
Strike Price: $29.40) (I)	25,566	469,136

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS (continued)
The PNC Financial Services Group, Inc.
(Expiration Date: 12/31/2018; Strike
Price: $67.33) (I)	6,265	$147,165
TOTAL WARRANTS (Cost $688,309)		$616,301

SHORT-TERM INVESTMENTS - 2.1%
U.S. Government Agency - 1.4%
Federal Farm Credit Bank Discount Note
0.150%, 10/03/2016*	$748,000	$747,994
Federal Home Loan Bank Discount Note
0.100%, 10/03/2016*	1,181,000	1,180,993
		1,928,987
Repurchase agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $1,039,003 on 10/03/2016,
collateralized by $965,000 U.S. Treasury
Notes, 3.500% due 05/15/2020 (valued at
$1,063,913, including interest)	1,039,000	1,039,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,967,987)		$2,967,987
Total Investments (Financial Industries Trust)
(Cost $141,392,576) - 98.4%		$142,907,207
Other assets and liabilities, net - 1.6%		2,299,079
TOTAL NET ASSETS - 100.0%		$145,206,286

Franklin Templeton Founding Allocation Trust

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 66.7%
Global, Series NAV (Templeton)	18,508,920	$347,782,613
Mutual Shares, Series NAV (Franklin)	30,241,966	347,782,613
Fixed income - 33.3%
Income, Series NAV (Franklin)	29,780,505	347,538,492
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $873,020,377)		$1,043,103,718
Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $873,020,377) - 100.0%		$1,043,103,718
Other assets and liabilities, net - 0.0%		(97,204)
TOTAL NET ASSETS - 100.0%		$1,043,006,514

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.7%
Consumer discretionary - 26.5%
Household durables - 7.5%
Lennar Corp., Class A	809,676	$34,281,682
NVR, Inc. (I)	22,519	36,928,233
Tempur Sealy International, Inc. (I)	816,313	46,317,600
		117,527,515

The accompanying notes are an integral part of the financial statements.

76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail - 7.8%
Amazon.com, Inc. (I)	145,562	$121,880,518
Leisure products - 2.7%
Polaris Industries, Inc.	543,044	42,053,327
Media - 1.1%
Time Warner, Inc.	205,421	16,353,566
Specialty retail - 6.6%
CarMax, Inc. (I)	746,816	39,842,634
Group 1 Automotive, Inc.	551,924	35,256,905
Lowe’s Companies, Inc.	399,051	28,815,473
		103,915,012
Textiles, apparel and luxury goods - 0.8%
Ralph Lauren Corp.	121,093	12,247,346
		413,977,284
Consumer staples - 7.5%
Beverages - 0.7%
Diageo PLC, ADR	103,252	11,981,362
Food products - 3.8%
Danone SA	503,537	37,389,032
Mead Johnson Nutrition Company	273,078	21,575,893
		58,964,925
Household products - 3.0%
The Procter & Gamble Company	523,124	46,950,379
		117,896,666
Energy - 5.3%
Energy equipment and services - 1.7%
Schlumberger, Ltd.	337,276	26,523,385
Oil, gas and consumable fuels - 3.6%
Kinder Morgan, Inc.	1,712,672	39,614,103
Suncor Energy, Inc.	594,158	16,505,709
		56,119,812
		82,643,197
Financials - 23.9%
Banks - 9.3%
Bank of America Corp.	4,229,998	66,199,469
CIT Group, Inc.	363,033	13,178,098
Citigroup, Inc.	1,404,987	66,357,536
		145,735,103
Capital markets - 13.0%
Affiliated Managers Group, Inc. (I)	281,445	40,725,092
AllianceBernstein Holding LP	2,430,914	55,424,839
BlackRock, Inc.	83,797	30,373,061
Morgan Stanley	1,218,667	39,070,464
T. Rowe Price Group, Inc.	230,179	15,306,904
The Goldman Sachs Group, Inc.	136,289	21,979,327
		202,879,687
Consumer finance - 0.9%
American Express Company	224,650	14,386,586
Insurance - 0.7%
American International Group, Inc.	187,276	11,112,958
		374,114,334
Health care - 5.3%
Biotechnology - 3.0%
Amgen, Inc.	284,236	47,413,407

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.3%
Novartis AG, ADR	451,064	$35,616,013
		83,029,420
Industrials - 8.5%
Aerospace and defense - 1.6%
TransDigm Group, Inc. (I)	84,520	24,436,422
Electrical equipment - 2.0%
Regal Beloit Corp.	240,633	14,315,257
Sensata Technologies Holding NV (I)	433,451	16,809,227
		31,124,484
Machinery - 0.8%
Manitowoc Foodservice, Inc. (I)	578,483	9,382,994
The Manitowoc Company, Inc.	578,483	2,770,934
		12,153,928
Professional services - 1.6%
IHS Markit, Ltd. (I)	687,007	25,797,113
Trading companies and distributors - 2.5%
United Rentals, Inc. (I)	173,516	13,619,271
WESCO International, Inc. (I)	418,487	25,732,766
		39,352,037
		132,863,984
Information technology - 18.6%
Internet software and services - 9.3%
Alphabet, Inc., Class A (I)	78,713	63,289,975
Facebook, Inc., Class A (I)	638,829	81,942,596
		145,232,571
Semiconductors and semiconductor equipment - 1.6%
QUALCOMM, Inc.	376,652	25,800,662
Software - 1.7%
Workday, Inc., Class A (I)	290,087	26,598,077
Technology hardware, storage and peripherals - 6.0%
Apple, Inc.	827,223	93,517,560
		291,148,870
Materials - 2.4%
Paper and forest products - 2.4%
Louisiana-Pacific Corp. (I)	1,986,618	37,408,017
Real estate - 1.7%
Equity real estate investment trusts - 1.7%
American Tower Corp.	238,906	27,075,217
TOTAL COMMON STOCKS (Cost $1,295,499,209)		$1,560,156,989

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2016 at 0.420% to be
repurchased at $2,011,070 on 10/03/2016,
collateralized by $1,977,300 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2021 (valued at $2,051,331,
including interest)	$2,011,000	$2,011,000

The accompanying notes are an integral part of the financial statements.

77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $2,790,007 on 10/03/2016,
collateralized by $2,585,000 U.S. Treasury
Notes, 3.500% due 05/15/2020 (valued at
$2,849,963, including interest)	$2,790,000	$2,790,000
		4,801,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,801,000)		$4,801,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,300,300,209) - 100.0%		$1,564,957,989
Other assets and liabilities, net - 0.0%		(290,928)
TOTAL NET ASSETS - 100.0%		$1,564,667,061

Fundamental Large Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.8%
Consumer discretionary - 11.5%
Household durables - 5.9%
Lennar Corp., Class A	632,054	$26,761,165
NVR, Inc. (I)	21,852	35,834,439
Tempur Sealy International, Inc. (I)	431,429	24,479,281
		87,074,885
Media - 1.4%
Twenty-First Century Fox, Inc., Class A	882,323	21,369,863
Specialty retail - 3.2%
Group 1 Automotive, Inc.	263,764	16,849,244
Lowe’s Companies, Inc.	417,456	30,144,498
		46,993,742
Textiles, apparel and luxury goods - 1.0%
Ralph Lauren Corp.	145,469	14,712,735
		170,151,225
Consumer staples - 10.5%
Beverages - 6.5%
Anheuser-Busch InBev NV, ADR	117,460	15,435,419
Diageo PLC, ADR	175,497	20,364,672
Heineken Holding NV	353,865	28,350,120
PepsiCo, Inc.	289,194	31,455,631
		95,605,842
Food products - 1.2%
Danone SA	241,908	17,962,346
Household products - 1.5%
The Procter & Gamble Company	251,918	22,609,641
Tobacco - 1.3%
Philip Morris International, Inc.	192,136	18,679,462
		154,857,291
Energy - 10.5%
Oil, gas and consumable fuels - 10.5%
Chevron Corp.	229,879	23,659,147
Exxon Mobil Corp.	646,639	56,438,652
Kinder Morgan, Inc.	984,499	22,771,462
Occidental Petroleum Corp.	495,709	36,147,100

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	564,575	$15,683,894
		154,700,255
		154,700,255
Financials - 31.3%
Banks - 16.7%
Bank of America Corp.	4,050,052	63,383,314
CIT Group, Inc.	743,019	26,971,590
Citigroup, Inc.	1,342,856	63,423,089
JPMorgan Chase & Co.	1,100,594	73,288,554
Wells Fargo & Company	454,946	20,145,009
		247,211,556
Capital markets - 10.1%
AllianceBernstein Holding LP	1,552,299	35,392,417
Invesco, Ltd.	261,936	8,190,739
Morgan Stanley	1,238,394	39,702,912
State Street Corp.	225,011	15,667,516
The Goldman Sachs Group, Inc.	314,424	50,707,158
		149,660,742
Consumer finance - 0.5%
American Express Company	117,296	7,511,636
Insurance - 4.0%
American International Group, Inc.	999,639	59,318,578
		463,702,512
Health care - 8.7%
Biotechnology - 3.0%
Amgen, Inc.	132,843	22,159,541
Gilead Sciences, Inc.	283,756	22,450,775
		44,610,316
Health care equipment and supplies - 2.3%
Medtronic PLC	392,516	33,913,382
Pharmaceuticals - 3.4%
Merck & Company, Inc.	454,116	28,341,380
Novartis AG, ADR	267,585	21,128,512
		49,469,892
		127,993,590
Industrials - 10.0%
Aerospace and defense - 0.2%
United Technologies Corp.	36,453	3,703,625
Air freight and logistics - 1.6%
FedEx Corp.	138,209	24,142,348
Electrical equipment - 1.1%
Sensata Technologies Holding NV (I)	438,879	17,019,728
Industrial conglomerates - 3.7%
General Electric Company	1,828,115	54,148,766
Road and rail - 2.1%
Union Pacific Corp.	312,037	30,432,969
Trading companies and distributors - 1.3%
United Rentals, Inc. (I)	244,015	19,152,737
		148,600,173
Information technology - 14.3%
Communications equipment - 1.6%
Cisco Systems, Inc.	727,760	23,084,547
Internet software and services - 2.6%
eBay, Inc. (I)	1,185,921	39,016,801

The accompanying notes are an integral part of the financial statements.

78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment - 2.1%
QUALCOMM, Inc.	453,303	$31,051,256
Software - 3.2%
Microsoft Corp.	575,001	33,120,058
Oracle Corp.	360,153	14,146,810
		47,266,868
Technology hardware, storage and peripherals - 4.8%
Apple, Inc.	488,923	55,272,745
Samsung Electronics Company, Ltd.	10,942	15,939,889
		71,212,634
		211,632,106
Materials - 3.0%
Paper and forest products - 3.0%
Louisiana-Pacific Corp. (I)	2,378,827	44,793,312
TOTAL COMMON STOCKS (Cost $1,378,755,309)		$1,476,430,464

SHORT-TERM INVESTMENTS - 0.1%
Repurchase agreement - 0.1%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2016 at 0.420% to be
repurchased at $890,031 on 10/03/2016,
collateralized by $875,100 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2021 (valued at $907,864,
including interest)	$890,000	$890,000
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $1,236,003 on 10/03/2016,
collateralized by $1,145,000 U.S. Treasury
Notes, 3.500% due 05/15/2020 (valued at
$1,262,363, including interest)	1,236,000	1,236,000
		2,126,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,126,000)		$2,126,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $1,380,881,309) - 99.9%		$1,478,556,464
Other assets and liabilities, net - 0.1%		1,155,748
TOTAL NET ASSETS - 100.0%		$1,479,712,212

Global Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 22.4%
U.S. Government - 5.0%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023 (D)	$1,668,972	$1,698,228
0.125%, 07/15/2024	5,169,054	5,250,234
0.250%, 01/15/2025	1,629,424	1,661,631
1.750%, 01/15/2028	1,493,375	1,751,002
2.375%, 01/15/2025 to 01/15/2027	5,550,991	6,689,603
2.500%, 01/15/2029	8,294,734	10,549,815
U.S. Treasury Bonds
2.875%, 08/15/2045 (D)	200,000	223,461
3.000%, 05/15/2045	700,000	800,598
3.125%, 08/15/2044 (D)	1,300,000	1,522,015

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.625%, 02/15/2040		$600,000	$867,656
			31,014,243
U.S. Government Agency - 17.4%
Federal Home Loan Mortgage Corp.
2.976%, 03/01/2035 (P)		47,370	49,833
3.000%, TBA (C)		1,000,000	1,036,823
Federal National Mortgage Association
2.260%, 12/01/2034 (P)		123,341	128,054
2.410%, 05/01/2035 (P)		56,632	59,325
2.648%, 11/01/2034 (P)		611,978	648,926
3.000%, TBA (C)		68,600,000	71,131,747
3.500%, TBA (C)		27,000,000	28,463,067
4.500%, TBA (C)		5,000,000	5,469,163
4.500%, 08/01/2023 to 09/01/2044		888,756	975,622
Government National
Mortgage Association
1.750%, 06/20/2030 (P)		14,780	15,270
2.000%, 11/20/2023 to 05/20/2030 (P)		73,010	74,665
			108,052,495
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $136,436,844)			$139,066,738

FOREIGN GOVERNMENT
OBLIGATIONS - 35.0%
Australia - 0.1%
New South Wales Treasury Corp.,
Inflation-Linked Bond
3.423%, 11/20/2025	AUD	300,000	340,323
Canada - 4.2%
Government of Canada
1.500%, 12/01/2044	CAD	446,044	463,778
Province of Alberta
1.250%, 06/01/2020		2,700,000	2,071,176
2.350%, 06/01/2025		2,700,000	2,143,742
Province of British Columbia
4.300%, 06/18/2042		600,000	607,249
Province of Ontario
2.400%, 06/02/2026		10,300,000	8,244,397
2.500%, 04/27/2026		$800,000	824,384
3.500%, 06/02/2024	CAD	5,100,000	4,419,365
Province of Quebec
2.750%, 08/25/2021		$4,000,000	4,213,224
3.000%, 09/01/2023	CAD	1,700,000	1,421,057
4.250%, 12/01/2021		2,200,000	1,926,314
			26,334,686
France - 3.5%
Government of France
3.250%, 05/25/2045	EUR	1,900,000	3,343,664
4.000%, 10/25/2038		3,300,000	6,125,045
4.500%, 04/25/2041		6,100,000	12,395,925
			21,864,634
Greece - 0.4%
Republic of Greece
3.800%, 08/08/2017	JPY	260,000,000	2,458,212
Italy - 2.5%
Republic of Italy
2.700%, 03/01/2047 (S)	EUR	2,300,000	2,847,887
3.250%, 09/01/2046 (S)		2,400,000	3,313,852

The accompanying notes are an integral part of the financial statements.

79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy (continued)
Republic of Italy (continued)
4.000%, 02/01/2037	EUR	1,800,000	$2,741,040
5.000%, 09/01/2040		3,250,000	5,661,100
6.000%, 08/04/2028	GBP	600,000	1,014,895
			15,578,774
Japan - 10.1%
Government of Japan
0.400%, 03/20/2036	JPY	140,000,000	1,393,892
0.500%, 09/20/2046		370,000,000	3,683,690
1.400%, 09/20/2034		190,000,000	2,243,958
1.600%, 03/20/2033		1,610,000,000	19,490,264
1.700%, 09/20/2032		2,670,000,000	32,667,182
Japan Finance Organization for
Municipalities
2.125%, 04/13/2021 (S)		$2,500,000	2,524,815
Tokyo Metropolitan
2.000%, 05/17/2021 (S)		1,200,000	1,209,577
			63,213,378
New Zealand - 0.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,925,383
6.000%, 12/15/2017		600,000	457,940
			5,383,323
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	3,800,000	536,720
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	26,976
Qatar - 0.1%
Government of Qatar
4.625%, 06/02/2046 (S)		$600,000	655,500
			655,500
Slovenia - 3.6%
Republic of Slovenia
4.125%, 02/18/2019		2,550,000	2,688,037
4.125%, 02/18/2019 (S)		1,600,000	1,687,168
4.700%, 11/01/2016 (S)	EUR	2,600,000	2,930,867
4.750%, 05/10/2018		$1,700,000	1,784,580
5.250%, 02/18/2024		2,600,000	3,045,091
5.250%, 02/18/2024 (S)		5,100,000	5,982,116
5.500%, 10/26/2022		1,800,000	2,103,174
5.850%, 05/10/2023		1,700,000	2,032,523
			22,253,556
Spain - 3.4%
Autonomous Community of Catalonia
4.300%, 11/15/2016	EUR	2,000,000	2,254,432
4.750%, 06/04/2018		800,000	929,059
4.900%, 09/15/2021		850,000	979,643
4.950%, 02/11/2020		1,300,000	1,554,122
Autonomous Community of Madrid Spain
4.125%, 05/21/2024		1,800,000	2,514,069
Kingdom of Spain
2.150%, 10/31/2025 (S)		1,800,000	2,257,668
2.900%, 10/31/2046 (S)		4,470,000	6,036,899
4.700%, 07/30/2041 (S)		1,500,000	2,647,655
4.900%, 07/30/2040 (S)		1,300,000	2,335,521
			21,509,068

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom - 6.1%
Government of United Kingdom
3.250%, 01/22/2044	GBP	6,500,000	$11,818,128
3.500%, 01/22/2045		8,700,000	16,618,967
4.250%, 12/07/2040		4,000,000	8,055,916
4.750%, 12/07/2038		600,000	1,278,086
			37,771,097
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $202,569,060)			$217,926,247

CORPORATE BONDS - 27.6%
Australia - 0.4%
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		$2,300,000	2,322,119
Belgium - 0.3%
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		1,600,000	1,703,642
Brazil - 0.5%
Petrobras Global Finance BV
3.536%, 03/17/2020 (P)		900,000	879,750
4.375%, 05/20/2023		800,000	715,600
8.375%, 05/23/2021		1,600,000	1,753,120
			3,348,470
Canada - 0.6%
Royal Bank of Canada
2.300%, 03/22/2021		1,600,000	1,643,712
The Bank of Nova Scotia
1.875%, 04/26/2021		2,200,000	2,215,158
			3,858,870
Cayman Islands - 0.2%
Preferred Term Securities XXVI, Ltd.
0.952%, 09/22/2037 (P) (S)		1,373,379	975,099
			975,099
Denmark - 8.7%
BRFkredit A/S
3.000%, 10/01/2047	DKK	2,500,000	389,471
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2017		10,100,000	1,556,533
2.500%, 10/01/2037 to 10/01/2047		8,663,221	1,339,126
3.000%, 10/01/2047		2,449,272	381,919
Nykredit Realkredit A/S
1.000%, 10/01/2016 to 10/01/2017		68,500,000	10,439,848
2.000%, 07/01/2017 to 10/01/2037		43,025,069	6,629,536
2.500%, 10/01/2037 to 10/01/2047		61,949,140	9,598,962
3.000%, 10/01/2047		27,018,034	4,212,969
6.000%, 10/01/2029		47,511	8,512
Realkredit Danmark A/S
0.930%, 01/01/2038 (P)		259,718	41,204
1.000%, 04/01/2017		36,700,000	5,572,360
2.000%, 04/01/2017 to 10/01/2037		50,503,985	7,712,409
2.500%, 10/01/2037 to 10/01/2047		33,930,339	5,263,800
3.000%, 10/01/2047		5,954,214	928,271
			54,074,920
France - 0.8%
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033		$1,480,000	1,596,550

The accompanying notes are an integral part of the financial statements.

80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
France (continued)
Dexia Credit Local SA
1.875%, 09/15/2021 (S)		$3,100,000	$3,096,255
			4,692,805
Germany - 0.2%
Deutsche Bank AG
1.350%, 05/30/2017		1,500,000	1,470,338
Greece - 0.0%
Hellenic Railways Organization SA
5.014%, 12/27/2017	EUR	100,000	107,420
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023 (S)		$400,000	405,440
			405,440
Ireland - 0.2%
Shire Acquisitions Investments Ireland
DAC
1.900%, 09/23/2019		1,500,000	1,501,380
Italy - 1.0%
Banca Carige SpA
3.750%, 11/25/2016	EUR	1,400,000	1,579,716
3.875%, 10/24/2018		2,800,000	3,340,492
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (S)		$500,000	456,504
5.710%, 01/15/2026 (S)		1,200,000	1,134,682
			6,511,394
Ivory Coast - 0.4%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,528,762
Japan - 1.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$900,000	901,249
Mitsubishi UFJ Financial Group, Inc.
2.950%, 03/01/2021		600,000	617,203
Sumitomo Mitsui Financial Group, Inc.
2.058%, 07/14/2021		3,100,000	3,074,955
2.337%, 03/09/2021 (P)		3,100,000	3,193,443
			7,786,850
Jersey, Channel Islands - 0.2%
UBS Group Funding Jersey, Ltd.
3.000%, 04/15/2021 (S)		1,500,000	1,540,706
Netherlands - 1.1%
Cooperatieve Rabobank UA
6.875%, 03/19/2020	EUR	650,000	861,575
ING Bank NV
2.625%, 12/05/2022 (S)		$1,800,000	1,861,243
2.625%, 12/05/2022		3,500,000	3,622,133
LeasePlan Corp. NV
2.875%, 01/22/2019 (S)		600,000	605,647
			6,950,598
Portugal - 0.0%
Novo Banco SA
5.000%, 05/23/2019	EUR	300,000	235,919
Russia - 0.4%
Gazprom OAO
9.250%, 04/23/2019		$1,900,000	2,184,725

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Sweden - 0.7%
Svenska Handelsbanken AB
1.781%, 03/30/2021 (P)		$3,700,000	$3,734,114
Swedbank AB
2.200%, 03/04/2020 (S)		700,000	707,533
			4,441,647
Switzerland - 0.7%
Credit Suisse AG
6.500%, 08/08/2023		1,400,000	1,516,012
UBS AG
5.125%, 05/15/2024		1,200,000	1,236,590
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		1,400,000	1,422,690
			4,175,292
United Kingdom - 4.2%
Barclays Bank PLC
7.625%, 11/21/2022		900,000	999,900
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		3,700,000	3,875,750
Barclays PLC (6.500% to 09/15/2019, then
5 Year Euro Swap Rate + 5.875%)
09/15/2019 (Q)	EUR	900,000	945,365
Barclays PLC (7.875% to 09/15/2022, then
5 Year British Pound Swap
Rate + 6.099%)
09/15/2022 (Q)	GBP	400,000	505,117
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020		500,000	746,906
European Bank for Reconstruction &
Development
0.500%, 12/21/2023	AUD	200,000	128,863
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBPLIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,351,839
HBOS PLC
1.380%, 09/06/2017 (P)		$1,700,000	1,694,410
5.374%, 06/30/2021	EUR	1,400,000	1,851,176
Lloyds Bank PLC
2.050%, 01/22/2019		$900,000	903,728
Lloyds Banking Group PLC (7.625% to
06/27/2023, then 5 Year British Pound
Swap Rate + 5.010%)
06/27/2023 (Q)	GBP	200,000	264,414
Lloyds Banking Group PLC (7.875% to
06/27/2029, then 5 Year British Pound
Swap Rate + 4.830%)
06/27/2029 (Q)		200,000	268,640
Royal Bank of Scotland Group PLC
2.500%, 03/22/2023	EUR	1,200,000	1,363,980
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q) (S)		$1,600,000	1,784,000
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)		1,400,000	1,295,000

The accompanying notes are an integral part of the financial statements.

81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)		$200,000	$188,000
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)		2,000,000	2,002,248
Santander UK Group Holdings PLC
(7.375% to 06/24/2022, then 5 Year
British Pound Swap Rate + 5.543%)
06/24/2022 (Q)	GBP	200,000	255,277
Tesco PLC
5.000%, 03/24/2023		100,000	141,745
5.125%, 04/10/2047	EUR	1,000,000	1,179,360
6.125%, 02/24/2022	GBP	1,450,000	2,150,101
Virgin Media Secured Finance PLC
4.875%, 01/15/2027		1,100,000	1,428,616
			26,324,435
United States - 5.6%
AbbVie, Inc.
2.300%, 05/14/2021		$1,300,000	1,311,382
Ally Financial, Inc.
3.600%, 05/21/2018		2,600,000	2,639,000
American International Group, Inc.
3.900%, 04/01/2026		1,500,000	1,587,875
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		1,000,000	1,054,675
Charter Communications Operating LLC
4.464%, 07/23/2022 (S)		1,700,000	1,835,733
6.384%, 10/23/2035 (S)		1,500,000	1,769,795
Citigroup, Inc.
2.650%, 10/26/2020		1,600,000	1,634,483
Ford Motor Credit Company LLC
1.897%, 08/12/2019		2,000,000	1,994,984
5.875%, 08/02/2021		300,000	342,102
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		3,500,000	3,570,802
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		300,000	316,050
7.250%, 12/15/2021 (S)		200,000	210,500
Pricoa Global Funding I
2.200%, 06/02/2021 (S)		1,500,000	1,520,343
Principal Life Global Funding II
3.000%, 04/18/2026 (S)		2,000,000	2,033,968
Springleaf Finance Corp.
6.000%, 06/01/2020		1,400,000	1,433,250
Sprint Communications, Inc.
9.125%, 03/01/2017		100,000	102,250
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,243,579
Tesoro Logistics LP
6.125%, 10/15/2021		2,200,000	2,299,000
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		1,560,000	1,591,576
The Southern Company
2.350%, 07/01/2021		800,000	815,338
UnitedHealth Group, Inc.
3.750%, 07/15/2025		1,600,000	1,758,085

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022		$1,500,000	$1,551,830
			34,616,600
TOTAL CORPORATE BONDS (Cost $170,222,676)			$171,757,431

TERM LOANS (M) - 0.4%
United States - 0.4%
Energy Future Intermediate Holding
Company LLC
4.250%, 12/19/2016		2,200,000	2,215,400
Las Vegas Sands LLC
3.250%, 12/19/2020		99,489	99,974
			2,315,374
TOTAL TERM LOANS (Cost $2,298,084)			$2,315,374

MUNICIPAL BONDS - 0.1%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		255,000	257,287
State of California 7.550%, 04/01/2039		200,000	319,430
TOTAL MUNICIPAL BONDS (Cost $566,718)			$576,717

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.2%
Australia - 0.0%
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
3.250%, 11/07/2040 (P)	AUD	277,424	213,611
Canada - 0.4%
Canada Mortgage & Housing Corp.
(Merrill Lynch)
Series 98001212,
1.041%, 06/01/2020 (P)	CAD	680,051	514,448
Series 98001247,
1.241%, 07/01/2020 (P)		1,831,874	1,392,696
Series 98001289,
1.241%, 08/01/2020 (P)		626,168	475,987
			2,383,131
Italy - 0.6%
Berica ABS SRL, Series 2011-1, Class A1
0.058%, 12/31/2055 (P)	EUR	508,452	568,566
Casa D’este Finance SRL, Series 1,
Class 1A2
0.125%, 09/15/2021 (P)		576,878	641,216
Creso SRL, Series 2, Class A
0.458%, 12/30/2060 (P)		2,170,055	2,438,110
			3,647,892
United Kingdom - 2.1%
Alba PLC, Series 2006-2, Class A3A
0.761%, 12/15/2038 (P)	GBP	227,187	267,876
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.591%, 02/15/2041 (P)		851,853	1,049,571
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.289%, 02/20/2044 (P)		1,030,650	1,342,025
Eurosail-UK PLC, Series 2007-3X,
Class A3A
1.524%, 06/13/2045 (P)		1,660,715	2,005,138

The accompanying notes are an integral part of the financial statements.

82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United Kingdom (continued)
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.719%, 03/18/2039 (P)	GBP	1,145,762	$1,411,235
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.241%, 12/15/2049 (P)		5,015,861	6,049,549
Uropa Securities PLC
Series 2008-1, Class A,
0.775%, 06/10/2059 (P)		412,991	504,940
Series 2008-1, Class B,
1.325%, 06/10/2059 (P)		79,000	89,166
Series 2008-1, Class M1,
0.925%, 06/10/2059 (P)		95,000	111,654
Series 2008-1, Class M2,
1.125%, 06/10/2059 (P)		75,000	87,339
			12,918,493
United States - 8.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.110%, 09/25/2035 (P)		$102,412	84,630
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.314%, 10/25/2034 (P)		24,660	24,673
Banc of America Alternative Loan Trust,
Series 2006-3, Class 5CB1
6.500%, 04/25/2036		1,995,708	1,648,761
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.728%, 05/20/2035 (P)		268,473	186,574
Series 2006-J, Class 4A1,
3.025%, 01/20/2047 (P)		116,323	97,759
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
3.051%, 03/25/2035 (P)		610,415	550,947
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.648%, 08/25/2033 (P)		59,303	59,594
Series 2003-7, Class 6A,
2.749%, 10/25/2033 (P)		69,542	69,862
Series 2003-9, Class 2A1,
3.036%, 02/25/2034 (P)		13,664	13,306
Series 2004-2, Class 22A,
3.087%, 05/25/2034 (P)		154,447	148,685
Series 2004-2, Class 23A,
2.974%, 05/25/2034 (P)		63,107	58,128
Series 2004-9, Class 22A1,
3.271%, 11/25/2034 (P)		54,157	53,186
Series 2005-12, Class 23A1,
2.669%, 02/25/2036 (P)		666,343	557,607
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)		764,474	767,364
Series 2005-2, Class A2,
2.924%, 03/25/2035 (P)		647,996	652,955
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.880%, 09/25/2035 (P)		847,207	727,202
Series 2005-9, Class 24A1,
3.013%, 11/25/2035 (P)		619,884	506,327

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.774%, 01/26/2036 (P)	$1,528,122	$1,216,593
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)	238,660	244,449
Series 2005-7, Class 1A2,
2.520%, 09/25/2035 (P)	1,503,387	1,288,777
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	124,686	114,290
Series 2005-56, Class 2A2,
0.494%, 11/25/2035 (P)	76,157	61,833
Series 2005-56, Class 2A3,
0.380%, 11/25/2035 (P)	91,326	71,656
Series 2006-OA9, Class 2A1B,
0.638%, 07/20/2046 (P)	375,552	185,298
Series 2007-11T1, Class A12,
0.796%, 05/25/2037 (P)	306,828	165,991
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	141,195	124,417
Series 2007-OA11, Class A1B,
1.660%, 11/25/2047 (P)	1,948,563	1,359,929
Series 2007-OA3, Class 1A1,
0.579%, 04/25/2047 (P)	3,176,946	2,706,992
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.832%, 08/25/2034 (P)	39,777	33,890
Series 2004-22, Class A3,
2.667%, 11/25/2034 (P)	160,705	151,946
Series 2004-HYB5, Class 2A1,
2.601%, 04/20/2035 (P)	44,601	44,268
Series 2004-25, Class 1A1,
1.106%, 02/25/2035 (P)	32,566	28,208
Series 2004-25, Class 2A1,
1.126%, 02/25/2035 (P)	50,815	44,589
Series 2005-2, Class 2A1,
1.086%, 03/25/2035 (P)	63,262	51,987
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.569%, 07/25/2033 (P)	11,761	11,612
Series 2003-AR20, Class 2A1,
2.694%, 08/25/2033 (P)	148,661	147,768
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	15,577	15,827
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.749%, 10/19/2036 (P)	1,391,781	694,677
Federal Home Loan Mortgage Corp.
Series 4579, Class FD,
0.786%, 01/15/2038 (P)	1,293,586	1,287,243
Series 4579, Class SD IO,
1.926%, 01/15/2038	1,293,586	79,716
Series T-62, Class 1A1,
1.576%, 10/25/2044 (P)	1,056,742	1,078,542
Federal National Mortgage Association
Series 2002-W8, Class F,
0.846%, 09/25/2032 (P)	2,052	2,052

The accompanying notes are an integral part of the financial statements.

83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Federal National Mortgage
Association (continued)
Series 2004-W2, Class 5AF,
0.796%, 03/25/2044 (P)	$36,508	$36,484
Series 2006-48, Class TF,
0.846%, 06/25/2036 (P)	77,851	77,777
Series 2009-104, Class FA,
1.253%, 12/25/2039 (P)	548,602	555,382
Series 2011-53, Class FT,
1.026%, 06/25/2041 (P)	2,305,993	2,320,240
Series 2013-130, Class FB,
0.896%, 01/25/2044 (P)	391,963	391,476
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.758%, 08/25/2035 (P)	75,830	65,740
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.784%, 11/15/2031 (P)	39,706	38,047
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.411%, 06/25/2034 (P)	18,237	17,792
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	1,921,482	2,209,191
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.626%, 01/25/2037 (P)	238,510	192,646
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.135%, 10/25/2033 (P)	12,735	12,545
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.306%, 11/10/2045	4,226,311	353,674
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
2.220%, 03/25/2033 (P)	49,805	48,987
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.868%, 05/19/2033 (P)	105,556	103,341
Series 2005-4, Class 3A1,
3.034%, 07/19/2035 (P)	41,261	36,248
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.790%, 12/25/2034 (P)	62,317	58,646
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4,
0.686%, 10/25/2036 (P)	3,948,929	3,285,842
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (P)	3,167	2,193
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.468%, 11/25/2033 (P)	59,937	56,814
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	355,918	323,951
Series 2007-A1, Class 5A6,
2.826%, 07/25/2035 (P)	283,629	258,041
Series 2007-A1, Class 5A5,
2.826%, 07/25/2035 (P)	311,992	312,032
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.686%, 05/25/2037 (P)	280,143	168,668

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.350%, 02/25/2033 (P)	$109,319	$104,622
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)	418,185	403,321
Series 2005-3, Class 4A,
0.696%, 11/25/2035 (P)	416,414	389,416
Series 2005-A10, Class A,
0.656%, 02/25/2036 (P)	2,835,669	2,575,623
Series 2005-A8, Class A3A2,
0.696%, 08/25/2036 (P)	5,825	5,819
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.875%, 08/12/2049 (P)	3,112,890	3,180,777
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.874%, 12/15/2030 (P)	26,717	25,409
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.886%, 10/07/2020 (P)	1,769,294	1,772,738
Series 2010-R2, Class 1A,
0.806%, 11/06/2017 (P)	3,819,504	3,820,221
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1,
4.337%, 02/25/2036 (P)	541,686	431,433
Series 2006-QO6, Class A1,
0.626%, 06/25/2046 (P)	1,709,953	744,724
Series 2007-QH4, Class A2,
0.676%, 05/25/2037 (P)	203,873	49,963
Series 2007-QO2, Class A1,
0.596%, 02/25/2047 (P)	485,499	276,317
Residential Asset Securitization Trust
Series 2005-A15, Class 3A1,
5.750%, 02/25/2036	1,985,607	1,770,649
Series 2006-R1, Class A2,
0.846%, 01/25/2046 (P)	454,449	213,444
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
3.137%, 09/25/2035 (P)	127,651	100,750
Sequoia Mortgage Trust
Series 5, Class A,
1.139%, 10/19/2026 (P)	16,058	15,622
Series 2003-4, Class 2A1,
0.788%, 07/20/2033 (P)	95,667	89,271
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D
6.043%, 07/22/2030 (P) (S)	450,638	449,135
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.758%, 02/25/2034 (P)	101,125	100,700
Series 2004-12, Class 7A1,
2.838%, 09/25/2034 (P)	198,878	197,459
Series 2004-4, Class 3A2,
2.896%, 04/25/2034 (P)	192,031	190,591
Series 2005-18, Class 6A1,
2.784%, 09/25/2035 (P)	232,334	204,694

The accompanying notes are an integral part of the financial statements.

84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.656%, 05/25/2046 (P)		$495,588	$381,671
Series 2004-AR3, Class 1A2,
1.019%, 07/19/2034 (P)		44,731	43,931
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
2.307%, 10/25/2043 (P)		572,344	556,325
Series 2007-2, Class A1,
1.696%, 06/25/2037 (P)		776,076	696,564
Series 2007-2, Class A2A,
0.576%, 06/25/2037 (P)		596,063	559,926
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)		801,420	769,478
Series 2007-3, Class 2A1,
2.487%, 06/25/2047 (P)		170,345	152,643
Series 2007-3, Class 3A1,
2.487%, 06/25/2047 (P)		326,100	290,275
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		276,520	250,558
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.610%, 11/25/2042 (P)		229,596	211,972
Series 2002-AR2, Class A,
1.928%, 02/27/2034 (P)		39,372	38,495
Series 2003-AR5, Class A7,
2.815%, 06/25/2033 (P)		59,005	59,516
Series 2005-AR2, Class 2A1A,
0.756%, 01/25/2045 (P)		40,198	38,441
Series 2006-AR5, Class 3A,
1.350%, 07/25/2046 (P)		280,326	186,635
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.457%, 03/15/2045 (S)		10,971,873	593,282
			50,288,277
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $73,962,478)			$69,451,404

ASSET BACKED SECURITIES - 5.0%
Cayman Islands - 0.0%
CIFC Funding, Ltd., Series 2007-1A,
Class A1l
0.890%, 05/10/2021 (P) (S)		111,739	111,493
Ireland - 0.0%
Mercator CLO II PLC, Series A, Class A1
Zero Coupon 02/18/2024 (P) (S)	EUR	55,651	62,410
Luxembourg - 0.0%
Penta CLO SA, Series 2007-1X, Class A1
0.172%, 06/04/2024 (P)		196,071	219,554
Netherlands - 0.6%
Halcyon Structured Asset Management
European CLO, Series 2006-IIA,
Class A1
0.175%, 01/25/2023 (P) (S)		31,804	35,723
Highlander Euro CDO III BV,
Series 2007-3A, Class A
0.068%, 05/01/2023 (P) (S)		712,426	794,501

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Netherlands (continued)
Panther CDO V BV, Series 2015-A,
Class A1
0.148%, 10/15/2084 (P) (S)	EUR	346,041	$383,860
Wood Street CLO II BV, Series II-A,
Class C
0.467%, 03/29/2021 (P) (S)		750,000	836,806
Wood Street CLO IV BV, Series IV-A,
Class C
0.467%, 09/25/2022 (P) (S)		1,300,000	1,431,268
			3,482,158
United States - 4.4%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-A, Class M1
1.126%, 09/25/2035 (P)		$1,738,301	1,423,585
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
1.026%, 07/25/2032 (P)		6,344	5,995
Amresco Residential Securities Corp.
Mortgage Loan Trust, Series 1999-1,
Class A
1.386%, 06/25/2029 (P)		27,650	25,985
Countrywide Asset-Backed Certificates
Series 2006.22, Class 1A,
0.586%, 05/25/2047 (P)		1,674,528	1,290,988
Series 2007-BC2, Class 1A,
0.646%, 06/25/2037 (P)		2,916,098	2,193,064
Series 2007-6, Class 2A3,
0.666%, 09/25/2037 (P)		2,503,369	2,071,888
CWABS Asset-Backed Certificates Trust,
Series 2005-4CWL, Class MV5
1.109%, 10/25/2035 (P)		2,100,000	1,869,507
First Alliance Mortgage Loan Trust,
Series 1997-4, Class A3
0.898%, 12/20/2027 (P)		1,567	1,556
Home Equity Asset Trust, Series 2002-1,
Class A4
1.046%, 11/25/2032 (P)		1,283	1,113
HSI Asset Securitization Corp. Trust,
Series 2007-HE2, Class 2A3
0.706%, 04/25/2037 (P)		2,385,906	1,392,923
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A5
0.686%, 08/25/2036 (P)		5,732,004	2,757,691
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2B,
0.546%, 09/25/2036 (P)		1,285,192	634,681
Series 2007-NC3, Class A2B,
0.586%, 05/25/2037 (P)		2,695,702	1,883,430
Series 2006-HE4, Class A4,
0.686%, 06/25/2036 (P)		2,244,209	1,481,103
Novastar Mortgage Funding Trust,
Series 2007-1, Class A1A
0.576%, 03/25/2037 (P)		2,360,767	1,539,758
RAMP Series Trust, Series 2006-NC2,
Class M1
0.806%, 02/25/2036 (P)		2,400,000	1,730,872
Renaissance Home Equity Loan Trust
Series 2002-3, Class M2,
2.996%, 12/25/2032 (P)		468,558	441,544
Series 2006-3, Class AF6,
5.731%, 11/25/2036		2,754,312	1,604,054

The accompanying notes are an integral part of the financial statements.

85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.999%, 06/25/2032 (P)	$10,356	$9,762
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.946%, 07/25/2032 (P)	23,651	21,186
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.496%, 12/25/2036 (P)	50,926	27,679
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020	13,198	13,903
Structured Asset Investment Loan Trust,
Series 2006-4, Class A2
0.576%, 07/25/2036 (P)	2,015,578	1,434,346
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A4
0.806%, 04/25/2037 (P)	7,380,634	3,654,995
		27,511,608
TOTAL ASSET BACKED SECURITIES (Cost $32,033,403)		$31,387,223

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	5,054	49,529
TOTAL COMMON STOCKS (Cost $15,920)		$49,529

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 3.056%	9,800	$242,550
TOTAL PREFERRED SECURITIES (Cost $110,250)		$242,550

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	311,600
5.625%, 01/24/2049 (I)	4,500,000	339,750
6.875%, 05/02/2018 (I)	2,100,000	161,280
		812,630
TOTAL ESCROW SHARES (Cost $0)		$812,630

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 11/25/2016;
Strike Price: $174.00) (I)	3,700,000	1,247
Exchange Traded Option on U.S. Treasury
Bond Futures (Expiration Date:
11/25/2016; Strike Price: $215.00) (I)	50,000	50
		1,297
Put options - 0.0%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 11/25/2016; Strike
Price: $114.00) (I)	1,306,000	1,306
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 11/23/2016; Strike
Price: $108.00) (I)	200,000	1,563

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 11/23/2016; Strike
Price: $109.50) (I)	300,000	$2,344
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 11/25/2016; Strike
Price: $112.00) (I)	227,000	227
Exchange Traded Option on Euro BOBL
Futures (Expiration date: 11/25/2016;
Strike Price: $128.00) (I)	6,600,000	371
Exchange Traded Option on S&P/TSX
Inflation Indexed Futures (Expiration
Date: 11/25/2016; Strike
Price: $111.40) (I)	22,400,000	1,258
Exchange Traded Option on U.S. Ultra
Bond (Expiration Date: 11/25/2016;
Strike Price: $130.00) (I)	243,000	243
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.100% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
01/09/2017; Strike Rate: 1.100%;
Counterparty: Goldman Sachs
and Company) (I)	113,600,000	50,438
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/27/2016; Strike Rate: 1.250%;
Counterparty: Citibank N.A.) (I)	205,400,000	25,059
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 0.400% and pay a floating rate based
on 6-month JPY LIBOR (Expiration
Date: 03/03/2017; Strike Rate: 0.400%;
Counterparty: JPMorgan
Chase Bank) (I)	160,000,000	1,824
Over the Counter Option on Federal
National Mortgage Association, 3.000%
due 10/01/2046 (Expiration Date:
10/06/2016; Strike Price: $80.00;
Counterparty: Credit Suisse
Securities LLC) (I)	37,000,000	0
Over the Counter Option on Federal
National Mortgage Association, 3.000%
due 11/01/2046 (Expiration Date:
11/07/2016; Strike Price: $74.00;
Counterparty: JPMorgan
Chase Bank) (I)	10,000,000	0
Over the Counter Option on Federal
National Mortgage Association, 3.500%
due 10/01/2046 (Expiration Date:
10/06/2016; Strike Price: $80.00;
Counterparty: Credit Suisse
Securities LLC) (I)	27,000,000	0
Over the Counter Option on the EUR vs.
USD (Expiration Date: 10/27/2016;
Strike Price: EUR 1.02; Counterparty:
JPMorgan Chase Bank) (I)	25,000,000	28

The accompanying notes are an integral part of the financial statements.

86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on the GBP vs.
USD (Expiration Date: 10/10/2016;
Strike Price: GBP 1.25; Counterparty:
Standard Chartered Bank, London) (I)		3,100,000	$269
Over the Counter Option on the USD vs.
JPY (Expiration Date: 10/19/2016;
Strike Price: $ 97.00; Counterparty:
Citibank N.A.) (I)		6,196,000	4,839
Over the Counter Option on the USD vs.
JPY (Expiration Date: 10/20/2016;
Strike Price: $ 96.65; Counterparty:
Standard Chartered Bank, London) (I)		3,476,000	2,482
Over the Counter Option on the USD vs.
JPY (Expiration Date: 11/10/2016;
Strike Price: $ 93.15; Counterparty:
HSBC Bank) (I)		6,300,000	7,900
			100,151
TOTAL PURCHASED OPTIONS (Cost $254,651)			$101,448

SHORT-TERM INVESTMENTS - 28.3%
Commercial paper - 0.9%
Barclays US Funding Corp.
1.641%, 09/08/2017*		$1,600,000	$1,600,000
Natixis SA
1.547%, 09/25/2017*		3,800,000	3,800,000
Sumitomo Mitsui Financial Group, Inc.
1.550%, 09/15/2017*		200,000	200,000
			5,600,000
Foreign government - 26.9%
Federative Republic of Brazil
9.146%, 07/01/2017*	BRL	49,700,000	13,969,579
Japan Treasury Discount Bill, 0.000%
10/11/2016 *	JPY	2,580,000,000	25,443,525
10/17/2016 *		1,290,000,000	12,721,470
10/24/2016 *		1,280,000,000	12,623,674
10/31/2016 *		1,280,000,000	12,624,835
11/21/2016 *		1,260,000,000	12,429,498
12/05/2016 *		940,000,000	9,273,607
12/12/2016 *		6,290,000,000	62,057,591
02/10/2017 *		650,000,000	6,416,299
			167,560,078
U.S. Government - 0.5%
U.S. Treasury Bill
0.465%, 03/09/2017 (D) *		$2,631,000	2,626,467
0.475%, 03/02/2017 (D) *		447,000	446,321
0.505%, 03/16/2017 (D) *		32,000	31,940
			3,104,728
TOTAL SHORT-TERM INVESTMENTS (Cost $174,267,188)			$176,264,806
Total Investments (Global Bond Trust)
(Cost $792,737,272) - 130.1%			$809,952,097
Other assets and liabilities, net - (30.1%)			(187,612,340)
TOTAL NET ASSETS - 100.0%			$622,339,757
SALE COMMITMENTS OUTSTANDING - (3.5)%
U.S. Government Agency - (3.5)%
Federal National Mortgage Association
3.000%, TBA (C)		(10,000,000)	(10,396,090)
4.500%, TBA (C)		(5,000,000)	(5,469,163)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SALE COMMITMENTS OUTSTANDING (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
4.500%, TBA (C)	(5,500,000)	$(6,023,331)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(21,827,617))		$(21,888,584)

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.4%
Brazil - 0.6%
Petroleo Brasileiro SA, ADR (I)	418,000	$3,473,580
China - 1.7%
China Life Insurance Company, Ltd., H Shares	2,434,530	6,378,869
China Telecom Corp., Ltd., ADR	63,840	3,258,394
		9,637,263
Denmark - 0.2%
FLSmidth & Company A/S (L)	29,944	1,126,602
France - 6.3%
AXA SA	191,305	4,067,582
BNP Paribas SA	169,028	8,693,761
Cie Generale des Etablissements Michelin	50,037	5,540,880
Credit Agricole SA	703,958	6,943,811
Sanofi	90,604	6,899,615
TOTAL SA	86,096	4,094,797
		36,240,446
Germany - 5.0%
Deutsche Lufthansa AG	766,636	8,546,773
Merck KGaA	59,022	6,366,435
METRO AG	192,410	5,727,262
Siemens AG	69,039	8,095,577
		28,736,047
Hong Kong - 1.4%
China Mobile, Ltd.	224,500	2,757,841
Kunlun Energy Company, Ltd.	6,808,940	5,263,460
		8,021,301
India - 0.8%
Hero MotoCorp, Ltd.	86,910	4,468,339
Ireland - 2.2%
CRH PLC (I)	231,947	7,702,073
Medtronic PLC	55,080	4,758,912
		12,460,985
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd., ADR	301,490	13,871,555
Italy - 2.0%
Eni SpA	458,432	6,606,174
UniCredit SpA	1,994,302	4,648,570
		11,254,744
Japan - 5.0%
Konica Minolta, Inc.	384,810	3,258,692
Nissan Motor Company, Ltd.	648,750	6,363,508
Panasonic Corp.	427,070	4,271,366
SoftBank Group Corp.	129,100	8,366,791

The accompanying notes are an integral part of the financial statements.

87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toshiba Corp. (I)	1,949,290	$6,497,766
		28,758,123
Netherlands - 6.4%
Aegon NV	1,606,946	6,129,604
Akzo Nobel NV	81,497	5,512,479
ING Groep NV (I)	544,406	6,721,062
QIAGEN NV (I)	149,915	4,133,658
Royal Dutch Shell PLC, A Shares	9,239	229,846
Royal Dutch Shell PLC, B Shares	539,515	13,987,226
		36,713,875
Portugal - 1.0%
Galp Energia SGPS SA	418,106	5,712,151
Russia - 1.1%
MMC Norilsk Nickel PJSC, ADR	369,849	5,936,076
Singapore - 1.7%
DBS Group Holdings, Ltd.	507,510	5,758,641
Singapore Telecommunications, Ltd.	1,411,890	4,127,522
		9,886,163
South Korea - 7.1%
Hyundai Motor Company	70,890	8,760,702
KB Financial Group, Inc., ADR (L)	237,588	8,127,885
Samsung Electronics Company, Ltd.	16,290	23,730,659
		40,619,246
Spain - 1.1%
Telefonica SA	641,194	6,484,457
Sweden - 2.3%
Getinge AB, B Shares	361,144	7,001,140
Telefonaktiebolaget LM Ericsson, B Shares	839,157	6,058,952
		13,060,092
Switzerland - 4.3%
Credit Suisse Group AG (I)	474,695	6,238,743
Glencore PLC (I)	2,984,440	8,171,872
Roche Holding AG	30,212	7,507,640
UBS Group AG	187,620	2,562,975
		24,481,230
Thailand - 0.3%
Bangkok Bank PCL, NVDR	294,700	1,387,330
Turkey - 0.9%
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	642,220	5,176,293
United Kingdom - 10.1%
BAE Systems PLC	779,294	5,293,925
Barclays PLC	2,382,260	5,164,762
BP PLC	1,596,648	9,306,392
HSBC Holdings PLC	1,156,439	8,653,322
Kingfisher PLC	357,235	1,742,962
Michael Kors Holdings, Ltd. (I)	53,330	2,495,311
Serco Group PLC (I)	1,898,002	3,212,262
Sky PLC	422,559	4,897,479
Standard Chartered PLC (I)	1,175,024	9,562,009
Tesco PLC (I)	1,831,194	4,337,073
Vodafone Group PLC	1,059,445	3,038,393
		57,703,890
United States - 32.5%
Allergan PLC (I)	36,018	8,295,306
Alphabet, Inc., Class A (I)	10,120	8,137,083
American International Group, Inc.	138,550	8,221,557
Amgen, Inc.	77,850	12,986,159

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
Apache Corp.	119,940	$7,660,568
Apple, Inc.	55,730	6,300,277
Baker Hughes, Inc.	79,670	4,020,945
Capital One Financial Corp.	119,100	8,554,953
Celgene Corp. (I)	13,640	1,425,789
Cisco Systems, Inc.	287,740	9,127,113
Citigroup, Inc.	309,860	14,634,688
Comcast Corp., Class A	133,180	8,835,161
Eli Lilly & Company	72,810	5,843,731
Gilead Sciences, Inc.	71,410	5,649,959
Halliburton Company	130,640	5,863,123
Hewlett Packard Enterprise Company	269,280	6,126,120
JPMorgan Chase & Co.	168,960	11,251,046
Microsoft Corp.	188,380	10,850,688
Morgan Stanley	146,230	4,688,134
Navistar International Corp. (I)(L)	227,630	5,210,451
NetScout Systems, Inc. (I)	1,000	29,250
Oracle Corp.	256,910	10,091,425
SunTrust Banks, Inc.	194,480	8,518,224
Tiffany & Company	20,950	1,521,599
Twenty-First Century Fox, Inc., Class A	249,780	6,049,672
United Parcel Service, Inc., Class B	55,610	6,081,510
		185,974,531
TOTAL COMMON STOCKS (Cost $555,648,644)		$551,184,319

CORPORATE BONDS - 1.1%
United States - 1.1%
Chesapeake Energy Corp.
8.000%, 12/15/2022 (S)	$6,247,000	$6,325,088
TOTAL CORPORATE BONDS (Cost $5,838,883)		$6,325,088

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	1,059,128	10,598,266
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,598,369)		$10,598,266

SHORT-TERM INVESTMENTS - 2.3%
U.S. Government Agency - 2.3%
Federal Agricultural Mortgage Corp. Discount
Note
0.200%, 10/03/2016*	$10,900,000	$10,900,000
Federal Home Loan Bank Discount Note
0.100%, 10/03/2016*	2,300,000	2,300,000
		13,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,199,866)		$13,200,000
Total Investments (Global Trust) (Cost $585,285,762) - 101.6%		$581,307,673
Other assets and liabilities, net - (1.6%)		(9,433,232)
TOTAL NET ASSETS - 100.0%		$571,874,441

The accompanying notes are an integral part of the financial statements.

88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.5%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	14,867	$161,902
Consumer staples - 2.0%
Food and staples retailing - 2.0%
CVS Health Corp.	10,987	977,733
Rite Aid Corp. (I)	14,890	114,504
Walgreens Boots Alliance, Inc.	60,021	4,838,893
		5,931,130
Health care - 95.9%
Biotechnology - 32.8%
AbbVie, Inc.	49,916	3,148,202
ACADIA Pharmaceuticals, Inc. (I)	59,183	1,882,611
Acceleron Pharma, Inc. (I)	24,500	886,655
Acerta Pharma BV, Class B (I)(R)	4,276,305	324,144
Achillion Pharmaceuticals, Inc. (I)	36,400	294,840
Acorda Therapeutics, Inc. (I)	11,000	229,680
Advanced Accelerator
Applications SA, ADR (I)	22,264	847,813
Agios Pharmaceuticals, Inc. (I)	10,200	538,764
Aimmune Therapeutics, Inc. (I)	14,986	224,790
Alder Biopharmaceuticals, Inc. (I)	5,500	180,235
Alexion Pharmaceuticals, Inc. (I)	64,120	7,857,265
Alkermes PLC (I)	51,800	2,436,154
Alnylam Pharmaceuticals, Inc. (I)	20,000	1,355,600
Amgen, Inc.	4,600	767,326
Amicus Therapeutics, Inc. (I)	59,062	437,059
Aquinox Pharmaceuticals, Inc. (I)	33,445	446,825
Ardelyx, Inc. (I)	20,200	261,388
ARIAD Pharmaceuticals, Inc. (I)	44,890	614,544
Array BioPharma, Inc. (I)	359	2,423
Audentes Therapeutics, Inc. (I)	5,100	90,831
Audentes Therapeutics, Inc. (I)	7,008	119,258
Avexis, Inc. (I)	14,920	614,853
Axovant Sciences, Ltd. (I)	35,427	495,979
BeiGene, Ltd., ADR (I)	11,936	367,748
Bellicum Pharmaceuticals, Inc. (I)	15,652	311,475
Biogen, Inc. (I)	20,007	6,262,791
BioMarin Pharmaceutical, Inc. (I)	16,800	1,554,336
Bluebird Bio, Inc. (I)	27,472	1,862,052
Blueprint Medicines Corp. (I)	4,600	136,620
Celgene Corp. (I)	32,532	3,400,570
Clovis Oncology, Inc. (I)	14,300	515,515
Coherus Biosciences, Inc. (I)	15,342	410,859
CoLucid Pharmaceuticals, Inc. (I)	21,267	811,336
Corvus Pharmaceuticals, Inc. (I)	10,702	176,048
DBV Technologies SA, ADR (I)	3,500	127,155
Dyax Corp. (I)	62,700	153,615
Editas Medicine, Inc. (I)	14,934	201,310
Exelixis, Inc. (I)	101,458	1,297,648
FibroGen, Inc. (I)	13,100	271,170
Gilead Sciences, Inc.	83,800	6,630,256
Incyte Corp. (I)	60,900	5,742,261
Inotek Pharmaceuticals Corp. (I)	19,400	183,912
Insmed, Inc. (I)	101,000	1,466,520
Intercept Pharmaceuticals, Inc. (I)	1,900	312,721
Ironwood Pharmaceuticals, Inc. (I)	102,241	1,623,587
Kite Pharma, Inc. (I)	6,354	354,934
Ligand Pharmaceuticals, Inc. (I)	4,400	449,064
Lion Biotechnologies, Inc. (I)	10,212	84,045
Medgenics, Inc. (I)	16,200	90,234
Merus BV (I)	8,300	139,025

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Minerva Neurosciences, Inc. (I)	12,764	$180,164
Neurocrine Biosciences, Inc. (I)	80,300	4,066,392
Ophthotech Corp. (I)	20,955	966,654
Otonomy, Inc. (I)	8,100	147,339
Proteostasis Therapeutics, Inc. (I)	4,400	68,596
Prothena Corp. PLC (I)	41,548	2,491,634
Puma Biotechnology, Inc. (I)	11,884	796,822
Radius Health, Inc. (I)	12,600	681,534
Regeneron Pharmaceuticals, Inc. (I)	14,400	5,789,088
REGENXBIO, Inc. (I)	10,500	147,105
Retrophin, Inc. (I)	12,200	273,036
Sage Therapeutics, Inc. (I)	16,527	761,068
Sarepta Therapeutics, Inc. (I)	9,700	595,677
Seattle Genetics, Inc. (I)	13,000	702,130
Seres Therapeutics, Inc. (I)	8,034	98,738
Shire PLC, ADR	22,380	4,338,587
Spark Therapeutics, Inc. (I)	29,083	1,746,725
TESARO, Inc. (I)	53,143	5,327,054
Ultragenyx Pharmaceutical, Inc. (I)	17,569	1,246,345
Vertex Pharmaceuticals, Inc. (I)	63,408	5,529,812
Xencor, Inc. (I)	16,600	406,534
		95,355,080
Health care equipment and supplies - 14.2%
Abbott Laboratories	11,700	494,793
Align Technology, Inc. (I)	7,800	731,250
Becton, Dickinson and Company	63,022	11,326,944
Danaher Corp.	20,100	1,575,639
DENTSPLY SIRONA, Inc.	14,305	850,146
DexCom, Inc. (I)	6,800	596,088
Endologix, Inc. (I)	16,900	216,320
GenMark Diagnostics, Inc. (I)	45,900	541,620
Hologic, Inc. (I)	60,600	2,353,098
Intuitive Surgical, Inc. (I)	10,000	7,248,300
K2M Group Holdings, Inc. (I)	7,180	127,660
Lantheus Holdings, Inc. (I)	70,267	581,811
Medtronic PLC	32,593	2,816,035
Nevro Corp. (I)	1,224	127,773
Oxford Immunotec Global PLC (I)	7,700	96,712
Stryker Corp.	40,300	4,691,323
Teleflex, Inc.	5,700	957,885
The Cooper Companies, Inc.	11,535	2,067,764
West Pharmaceutical Services, Inc.	23,500	1,750,750
Wright Medical Group NV (I)	76,662	1,880,519
Zimmer Biomet Holdings, Inc.	1,200	156,024
		41,188,454
Health care providers and services - 26.7%
Acadia Healthcare Company, Inc. (I)	42,400	2,100,920
Adeptus Health, Inc., Class A (I)	10,537	453,618
Aetna, Inc.	83,581	9,649,426
Amsurg Corp. (I)	3,816	255,863
Anthem, Inc.	37,700	4,724,187
Centene Corp. (I)	71,108	4,761,392
Cigna Corp.	63,000	8,210,160
DaVita, Inc. (I)	59,100	3,904,737
Diplomat Pharmacy, Inc. (I)	19,500	546,195
Envision Healthcare Holdings, Inc. (I)	52,073	1,159,666
HCA Holdings, Inc. (I)	74,407	5,627,401
Henry Schein, Inc. (I)	14,400	2,346,912
Humana, Inc.	50,831	8,991,496
McKesson Corp.	38,500	6,419,875
Team Health Holdings, Inc. (I)	14,300	465,608
UnitedHealth Group, Inc.	90,200	12,628,000

The accompanying notes are an integral part of the financial statements.

89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal American Corp.	20,700	$158,355
Universal Health Services, Inc., Class B	30,850	3,801,337
WellCare Health Plans, Inc. (I)	10,100	1,182,609
		77,387,757
Health care technology - 0.9%
athenahealth, Inc. (I)	17,867	2,253,386
HMS Holdings Corp. (I)	15,600	345,852
		2,599,238
Life sciences tools and services - 5.5%
Agilent Technologies, Inc.	110,000	5,179,900
Bruker Corp.	39,602	896,985
Mettler-Toledo International, Inc. (I)	2,900	1,217,507
Patheon NV (I)	4,194	124,268
Thermo Fisher Scientific, Inc.	53,600	8,525,616
		15,944,276
Pharmaceuticals - 15.8%
Allergan PLC (I)	43,040	9,912,542
Astellas Pharma, Inc.	108,600	1,696,230
AstraZeneca PLC, ADR	26,200	860,932
Bristol-Myers Squibb Company	104,700	5,645,424
Catalent, Inc. (I)	18,240	471,322
Chugai Pharmaceutical Company, Ltd.	40,000	1,445,767
Eli Lilly & Company	71,000	5,698,460
Endo International PLC (I)	17,800	358,670
GW Pharmaceuticals PLC, ADR (I)	6,593	875,089
Intra-Cellular Therapies, Inc. (I)	6,600	100,584
Mallinckrodt PLC (I)	80,096	5,589,099
Merck & Company, Inc.	68,800	4,293,808
Mylan NV (I)	7,300	278,276
Natco Pharma, Ltd.	7,630	68,531
Nektar Therapeutics (I)	8,400	144,312
Pacira Pharmaceuticals, Inc. (I)	18,300	626,226
Roche Holding AG	2,966	737,046
RPI International Holdings LP (R)	3,056	360,309
Sanofi	15,480	1,178,816
Teva Pharmaceutical Industries, Ltd., ADR	63,500	2,921,635
TherapeuticsMD, Inc. (I)	220,800	1,503,648
WaVe Life Sciences, Ltd. (I)	2,900	94,163
Zeneca, Inc. (I)	13,151	8,088
Zoetis, Inc.	16,900	878,969
		45,747,946
		278,222,751
Industrials - 0.5%
Commercial services and supplies - 0.1%
Healthcare Services Group, Inc.	6,619	261,980
Machinery - 0.2%
Fortive Corp.	10,050	511,545
Professional services - 0.2%
The Advisory Board Company (I)	13,100	586,094
		1,359,619
TOTAL COMMON STOCKS (Cost $245,191,679)		$285,675,402

PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	33,198	361,526

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Health care - 0.3%
Biotechnology - 0.0%
Ardelyx, Inc. (I)	3,128	$38,785
Ovid Therapeutics, Inc., Series B (I)(R)	13,746	55,534
Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	1,111	912,831
		1,007,150
Information technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)	31,611	152,390
TOTAL PREFERRED SECURITIES (Cost $1,596,651)		$1,521,066

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Biotechnology - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$376,000	$448,145
TOTAL CONVERTIBLE BONDS (Cost $376,000)		$448,145

RIGHTS - 0.0%
Wright Medical Group NV (Expiration
Date: 01/02/2024) (I)(N)	3,500	4,550
TOTAL RIGHTS (Cost $8,750)		$4,550

SHORT-TERM INVESTMENTS - 1.0%
Money market funds - 1.0%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	444,280	$444,280
T. Rowe Price Prime Reserve
Fund, 0.3208% (Y)	2,429,070	2,429,070
TOTAL SHORT-TERM INVESTMENTS (Cost $2,873,350)		$2,873,350
Total Investments (Health Sciences Trust)
(Cost $250,046,430) - 100.1%		$290,522,513
Other assets and liabilities, net - (0.1%)		(393,693)
TOTAL NET ASSETS - 100.0%		$290,128,820

High Yield Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury Notes
1.375%, 09/30/2020	$2,500,000	$2,529,785
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $2,497,131)		$2,529,785

FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Argentina - 0.3%
Republic of Argentina
6.875%, 04/22/2021 (S)	200,000	217,700
7.500%, 04/22/2026 (S)	200,000	225,700

The accompanying notes are an integral part of the financial statements.

90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
7.625%, 04/22/2046 (S)		$200,000	$225,600
			669,000
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	1,936,000	604,876
Mexico - 0.1%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	317,237
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,963,071)			$1,591,113

CORPORATE BONDS - 86.4%
Consumer discretionary - 20.8%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (S)		$530,000	530,000
Altice Financing SA
6.625%, 02/15/2023 (S)		760,000	779,950
7.500%, 05/15/2026 (S)		200,000	208,250
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		70,000	72,975
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		713,233	720,362
Boyd Gaming Corp.
6.375%, 04/01/2026 (S)		270,000	289,575
Brinker International, Inc.
5.000%, 10/01/2024 (S)		380,000	385,204
Caesars Entertainment
Resort Properties LLC
8.000%, 10/01/2020		740,000	764,975
11.000%, 10/01/2021		750,000	807,188
CalAtlantic Group, Inc.
5.250%, 06/01/2026		670,000	670,401
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		330,000	343,200
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		590,000	637,938
CCO Holdings LLC
5.750%, 02/15/2023 (S)		1,260,000	1,335,600
CEC Entertainment, Inc.
8.000%, 02/15/2022		310,000	308,838
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)		540,000	548,100
Charter Communications Operating LLC
4.908%, 07/23/2025 (S)		1,550,000	1,711,171
6.484%, 10/23/2045 (S)		450,000	545,394
CSC Holdings LLC
6.625%, 10/15/2025 (S)		720,000	781,200
10.125%, 01/15/2023 (S)		355,000	409,581
10.875%, 10/15/2025 (S)		290,000	339,300
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		540,000	422,550
DISH DBS Corp.
5.875%, 07/15/2022 to 11/15/2024		2,050,000	2,050,725
7.750%, 07/01/2026 (S)		830,000	881,875
Dollar Tree, Inc.
5.750%, 03/01/2023		550,000	591,938
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		360,000	363,600

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)	$770,000	$769,038
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,600,425	360
GameStop Corp.
5.500%, 10/01/2019 (L)(S)	530,000	541,263
6.750%, 03/15/2021 (S)	510,000	526,575
General Motors Company
6.600%, 04/01/2036	140,000	168,745
6.750%, 04/01/2046	60,000	75,386
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)	990,000	737,550
GLP Capital LP
5.375%, 04/15/2026	670,000	720,250
Gray Television, Inc.
5.875%, 07/15/2026 (S)	200,000	201,500
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	330,000	348,975
Guitar Center, Inc.
6.500%, 04/15/2019 (S)	440,000	387,200
9.625%, 04/15/2020 (S)	1,140,000	842,175
Hanesbrands, Inc.
4.625%, 05/15/2024 (S)	200,000	205,250
4.875%, 05/15/2026 (S)	180,000	184,050
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	200,000	206,000
iHeartCommunications, Inc., PIK
14.000%, 02/01/2021	868,398	338,675
IHO Verwaltungs GmbH, PIK
4.125%, 09/15/2021 (S)	260,000	262,600
4.750%, 09/15/2026 (S)	250,000	251,250
L Brands, Inc.
6.875%, 11/01/2035	710,000	773,900
Lamar Media Corp.
5.750%, 02/01/2026	140,000	150,850
Landry’s, Inc.
6.750%, 10/15/2024 (S)	900,000	915,750
Levi Strauss & Company
5.000%, 05/01/2025	710,000	740,175
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)	430,000	432,233
MDC Partners, Inc.
6.500%, 05/01/2024 (S)	740,000	678,950
MediaNews Group, Inc.
12.000%, 12/31/2018	367,000	344,114
MGM Growth Properties Operating
Partnership LP
4.500%, 09/01/2026 (S)	500,000	500,000
MGM Resorts International
4.625%, 09/01/2026	650,000	633,750
6.625%, 12/15/2021	130,000	146,250
Modular Space Corp.
10.250%, 01/31/2019 (H)(S)	850,000	357,000
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (S)	610,000	609,238
Monitronics International, Inc.
9.125%, 04/01/2020	390,000	366,600
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)	420,000	420,000
5.250%, 11/15/2019 (S)	810,000	818,100
Neiman Marcus Group, Ltd., LLC
8.000%, 10/15/2021 (S)	930,000	771,900

The accompanying notes are an integral part of the financial statements.

91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		$240,000	$189,600
Netflix, Inc.
5.875%, 02/15/2025		1,080,000	1,169,100
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		745,604	410,082
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		613,000	637,520
6.000%, 04/01/2022 (S)		560,000	586,600
Newell Brands, Inc.
5.000%, 11/15/2023 (S)		250,000	266,208
PetSmart, Inc.
7.125%, 03/15/2023 (S)		200,000	210,000
PulteGroup, Inc.
5.500%, 03/01/2026		720,000	756,000
Sally Holdings LLC
5.625%, 12/01/2025		630,000	678,038
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	450,000	514,859
6.875%, 08/15/2018 (S)		$200,000	203,520
Scientific Games International, Inc.
7.000%, 01/01/2022 (S)		290,000	306,675
Service Corp. International
5.375%, 05/15/2024		200,000	212,000
7.500%, 04/01/2027		480,000	564,000
Shea Homes LP
5.875%, 04/01/2023 (S)		100,000	100,000
6.125%, 04/01/2025 (S)		980,000	975,100
Speedway Motorsports, Inc.
5.125%, 02/01/2023		610,000	623,725
StoneMor Partners LP
7.875%, 06/01/2021		530,000	535,300
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (S)		840,000	879,900
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026		430,000	441,288
5.125%, 11/15/2023		590,000	613,600
The William Carter Company
5.250%, 08/15/2021		550,000	575,097
Time Warner Cable LLC
7.300%, 07/01/2038		440,000	564,076
Toll Brothers Finance Corp.
6.750%, 11/01/2019		320,000	360,000
Tribune Media Company
5.875%, 07/15/2022		410,000	414,869
Viacom, Inc.
4.375%, 03/15/2043		600,000	553,075
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		545,000	509,575
8.500%, 10/15/2022 (S)		230,000	235,750
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		1,680,000	1,738,817
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (S)		200,000	204,000
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)		640,000	668,800
William Lyon Homes, Inc.
5.750%, 04/15/2019		580,000	590,875
7.000%, 08/15/2022		180,000	185,400
8.500%, 11/15/2020		400,000	418,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		1,080,000	1,046,237

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	$670,000	$703,500
Ziggo Secured Finance BV
5.500%, 01/15/2027 (S)	690,000	688,275
		52,255,003
Consumer staples - 5.0%
Alliance One International, Inc.
9.875%, 07/15/2021 (L)	890,000	756,500
Beverages & More, Inc.
10.000%, 11/15/2018 (S)	970,000	921,500
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)	790,000	736,675
Central Garden & Pet Company
6.125%, 11/15/2023	380,000	407,550
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	1,070,000	1,091,400
Constellation Brands, Inc.
4.750%, 11/15/2024 to 12/01/2025	1,190,000	1,288,207
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)	370,000	375,550
DS Services of America, Inc.
10.000%, 09/01/2021 (S)	970,000	1,080,338
FAGE International SA
5.625%, 08/15/2026 (S)	300,000	309,000
Kraft Heinz Foods Company
4.875%, 02/15/2025 (S)	408,000	450,045
7.125%, 08/01/2039 (S)	440,000	623,473
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	980,000	1,009,400
Post Holdings, Inc.
5.000%, 08/15/2026 (S)	740,000	736,300
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,360,000	1,356,600
Spectrum Brands, Inc.
5.750%, 07/15/2025	860,000	928,800
6.125%, 12/15/2024	490,000	530,587
		12,601,925
Energy - 14.0%
Berry Petroleum Company LLC
6.375%, 09/15/2022 (H)	510,000	288,150
6.750%, 11/01/2020 (H)	1,700,000	969,000
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)	630,000	615,825
Calumet Specialty Products Partners LP
11.500%, 01/15/2021 (S)	750,000	858,750
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023	310,000	306,900
7.500%, 09/15/2020	250,000	258,750
CGG SA
6.500%, 06/01/2021	1,350,000	658,125
6.875%, 01/15/2022	200,000	102,000
Chesapeake Energy Corp.
3.930%, 04/15/2019 (P)	130,000	121,550
4.875%, 04/15/2022	290,000	243,600
5.375%, 06/15/2021	280,000	243,600
5.750%, 03/15/2023	480,000	408,000
6.125%, 02/15/2021	270,000	245,700
6.875%, 11/15/2020	129,000	120,615
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	170,000	86,700

The accompanying notes are an integral part of the financial statements.

92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Concho Resources, Inc.
5.500%, 04/01/2023	$770,000	$794,063
Continental Resources, Inc.
4.500%, 04/15/2023	110,000	105,600
4.900%, 06/01/2044	540,000	453,600
Crestwood Midstream Partners LP
6.000%, 12/15/2020	130,000	130,975
6.125%, 03/01/2022	1,080,000	1,090,800
6.250%, 04/01/2023	170,000	172,125
CrownRock LP
7.750%, 02/15/2023 (S)	590,000	632,775
DCP Midstream LLC
6.750%, 09/15/2037 (S)	610,000	602,375
Endeavor Energy Resources LP
7.000%, 08/15/2021 (S)	480,000	493,200
Ensco PLC
4.700%, 03/15/2021	110,000	98,670
5.200%, 03/15/2025	150,000	109,702
5.750%, 10/01/2044	650,000	396,945
EP Energy LLC
6.375%, 06/15/2023	870,000	517,650
7.750%, 09/01/2022	160,000	95,200
9.375%, 05/01/2020	540,000	383,400
EV Energy Partners LP
8.000%, 04/15/2019	220,000	147,950
Extraction Oil & Gas Holdings LLC
7.875%, 07/15/2021 (S)	460,000	477,250
Freeport-McMoran Oil & Gas LLC
6.125%, 06/15/2019	190,000	193,800
6.750%, 02/01/2022	200,000	204,500
6.875%, 02/15/2023	1,910,000	1,962,525
Holly Energy Partners LP
6.000%, 08/01/2024 (S)	210,000	217,350
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	680,000	557,600
Kinder Morgan, Inc.
7.750%, 01/15/2032	660,000	799,132
Laredo Petroleum, Inc.
7.375%, 05/01/2022	280,000	289,450
MEG Energy Corp.
6.375%, 01/30/2023 (S)	688,000	544,380
Murray Energy Corp.
11.250%, 04/15/2021 (S)	1,520,000	855,000
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	600,000	627,000
9.625%, 06/01/2019 (S)	50,000	52,563
Oasis Petroleum, Inc.
6.875%, 01/15/2023 (L)	420,000	400,050
Parsley Energy LLC
6.250%, 06/01/2024 (S)	230,000	237,475
7.500%, 02/15/2022 (S)	210,000	223,125
Petrobras Global Finance BV
6.850%, 06/05/2115	410,000	346,860
Pride International, Inc.
7.875%, 08/15/2040	360,000	270,000
QEP Resources, Inc.
5.250%, 05/01/2023	430,000	423,550
6.875%, 03/01/2021	320,000	334,400
Range Resources Corp.
4.875%, 05/15/2025	360,000	345,600
5.000%, 03/15/2023 (S)	40,000	39,100
Rice Energy, Inc.
6.250%, 05/01/2022	450,000	464,625

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Rice Energy, Inc. (continued)
7.250%, 05/01/2023	$100,000	$107,000
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	310,000	327,050
6.875%, 04/15/2040 (S)	1,250,000	1,287,500
7.500%, 07/15/2038 (S)	100,000	106,250
Rose Rock Midstream LP
5.625%, 11/15/2023	810,000	737,100
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027 (S)	490,000	502,250
5.750%, 05/15/2024	1,230,000	1,323,788
Sanchez Energy Corp.
6.125%, 01/15/2023	290,000	232,725
7.750%, 06/15/2021	530,000	466,400
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)	640,000	508,800
SM Energy Company
5.000%, 01/15/2024	150,000	141,000
5.625%, 06/01/2025	330,000	310,200
Summit Midstream Holdings LLC
5.500%, 08/15/2022	740,000	704,850
7.500%, 07/01/2021	230,000	238,050
Targa Resources Partners LP
4.125%, 11/15/2019	130,000	131,820
5.125%, 02/01/2025 (S)	170,000	170,213
5.375%, 02/01/2027 (S)	170,000	171,063
6.375%, 08/01/2022	525,000	543,375
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	630,000	630,000
Tesoro Logistics LP
5.500%, 10/15/2019	150,000	159,750
6.125%, 10/15/2021	60,000	62,700
6.250%, 10/15/2022	70,000	74,725
6.375%, 05/01/2024	170,000	182,325
The Williams Companies, Inc.
3.700%, 01/15/2023	300,000	291,000
4.550%, 06/24/2024	910,000	927,791
7.500%, 01/15/2031	880,000	1,003,200
Valvoline, Inc.
5.500%, 07/15/2024 (S)	650,000	680,875
Whiting Petroleum Corp.
5.750%, 03/15/2021 (L)	490,000	458,150
6.250%, 04/01/2023 (L)	140,000	128,100
WPX Energy, Inc.
6.000%, 01/15/2022	100,000	98,750
8.250%, 08/01/2023 (L)	740,000	797,039
		35,121,469
Financials - 7.0%
Ally Financial, Inc.
3.500%, 01/27/2019	650,000	655,688
8.000%, 11/01/2031	330,000	406,725
Bank of America Corp. (6.500% to
10/23/2024, then 3 month
LIBOR + 4.174%)
10/23/2024 (Q)	520,000	563,225
Barclays Bank PLC
7.625%, 11/21/2022	200,000	222,200
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)	390,000	389,025
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023	1,110,000	1,176,338
5.375%, 05/15/2020	1,020,000	1,090,125

The accompanying notes are an integral part of the financial statements.

93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (5.950% to 05/15/2025,
then 3 month LIBOR + 3.905%)
05/15/2025 (Q)	$780,000	$795,678
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,060,000	1,086,500
CNO Financial Group, Inc.
4.500%, 05/30/2020	200,000	204,750
5.250%, 05/30/2025	1,010,000	1,007,475
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)	430,000	199,950
Cooperatieve Rabobank UA
5.250%, 08/04/2045	270,000	303,894
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)	290,000	307,400
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024 (S)	590,000	597,375
Double Eagle Acquisition Sub, Inc.
7.500%, 10/01/2024 (S)	320,000	325,600
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)	340,000	340,000
FirstCash, Inc.
6.750%, 04/01/2021	160,000	167,200
Genworth Holdings, Inc.
4.900%, 08/15/2023	320,000	266,400
7.700%, 06/15/2020	570,000	565,725
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)	820,000	752,350
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (L)(Q)	620,000	618,766
M&T Bank Corp.
6.875%, 10/31/2016 (Q)	790,000	794,345
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	590,000	566,225
6.625%, 07/26/2021	340,000	342,550
8.000%, 03/25/2020	1,140,000	1,222,650
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	1,390,000	1,379,575
Royal Bank of Scotland Group PLC
(8.625% to 08/15/2021, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (Q)	470,000	462,950
The Royal Bank of Scotland NV
7.750%, 05/15/2023	210,000	238,904
TMX Finance LLC
8.500%, 09/15/2018 (S)	790,000	588,550
		17,638,138
Health care - 6.6%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (S)	450,000	429,750
BioScrip, Inc.
8.875%, 02/15/2021	1,050,000	981,750
Centene Corp.
4.750%, 05/15/2022	500,000	516,250
5.625%, 02/15/2021	410,000	435,625
6.125%, 02/15/2024	250,000	271,250
DaVita, Inc.
5.000%, 05/01/2025	500,000	501,875

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DJO Finance LLC
10.750%, 04/15/2020 (S)	$90,000	$74,700
DJO Finco, Inc.
8.125%, 06/15/2021 (S)	1,150,000	1,066,625
DPx Holdings BV
7.500%, 02/01/2022 (S)	150,000	158,625
Greatbatch, Ltd.
9.125%, 11/01/2023 (S)	520,000	509,600
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	480,000	511,425
5.375%, 02/01/2025	610,000	629,825
5.875%, 02/15/2026	1,500,000	1,599,375
7.500%, 02/15/2022	210,000	240,975
IASIS Healthcare LLC
8.375%, 05/15/2019	980,000	886,900
Immucor, Inc.
11.125%, 08/15/2019	350,000	329,875
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)	500,000	541,250
Mallinckrodt International Finance SA
3.500%, 04/15/2018	120,000	119,850
4.750%, 04/15/2023	140,000	126,000
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (S)	920,000	989,000
Tenet Healthcare Corp.
6.750%, 06/15/2023	1,160,000	1,078,800
8.125%, 04/01/2022	250,000	250,000
Universal Hospital Services, Inc.
7.625%, 08/15/2020	1,220,000	1,162,050
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	1,950,000	1,667,250
5.875%, 05/15/2023 (S)	460,000	397,638
6.375%, 10/15/2020 (S)	630,000	590,625
7.000%, 10/01/2020 (S)	380,000	370,500
7.250%, 07/15/2022 (S)	80,000	74,200
7.500%, 07/15/2021 (S)	230,000	222,525
		16,734,113
Industrials - 10.8%
AerCap Ireland Capital, Ltd.
4.625%, 10/30/2020 to 07/01/2022	510,000	535,688
5.000%, 10/01/2021	150,000	160,125
Allison Transmission, Inc.
5.000%, 10/01/2024 (S)	1,280,000	1,309,312
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	755,450	790,389
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 01/15/2022 (S)	504,696	528,038
American Builders & Contractors
Supply Company, Inc.
5.625%, 04/15/2021 (S)	1,180,000	1,221,300
5.750%, 12/15/2023 (S)	350,000	364,000
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	520,000	546,650
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	270,000	261,900
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)	380,000	384,750
CBC Ammo LLC
7.250%, 11/15/2021 (S)	1,210,000	1,179,750

The accompanying notes are an integral part of the financial statements.

94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 06/17/2018	$185,375	$191,123
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)	1,000,000	1,042,500
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)	900,000	812,250
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	460,000	471,500
GFL Environmental, Inc.
9.875%, 02/01/2021 (S)	650,000	711,750
H&E Equipment Services, Inc.
7.000%, 09/01/2022	1,080,000	1,139,400
International Lease Finance Corp.
8.250%, 12/15/2020	780,000	926,250
8.625%, 01/15/2022	30,000	36,900
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)	290,000	290,406
International Wire Group, Inc.
10.750%, 08/01/2021 (S)	470,000	447,675
Jack Cooper Holdings Corp.
9.250%, 06/01/2020	500,000	340,000
LMI Aerospace, Inc.
7.375%, 07/15/2019	430,000	432,150
Michael Baker Holdings LLC, PIK
9.625%, 04/15/2019 (S)	1,109,963	1,026,716
Michael Baker International LLC
8.250%, 10/15/2018 (S)	270,000	270,675
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)	940,000	690,900
Neovia Logistics Intermediate
Holdings LLC, PIK
10.750%, 02/15/2018 (S)	1,546,212	854,282
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)	640,000	627,200
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)	760,000	828,400
Standard Industries, Inc.
5.125%, 02/15/2021 (S)	240,000	252,000
5.500%, 02/15/2023 (S)	350,000	365,750
The ADT Corp.
3.500%, 07/15/2022	150,000	144,375
4.125%, 06/15/2023	90,000	88,425
6.250%, 10/15/2021	430,000	467,625
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021 (H)	930,000	186,000
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023	637,617	663,122
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 10/11/2023	308,185	315,119
United Rentals North America, Inc.
5.500%, 07/15/2025	380,000	389,500
5.750%, 11/15/2024	620,000	643,250
7.625%, 04/15/2022	500,000	532,500
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	703,536	765,095
WESCO Distribution, Inc.
5.375%, 12/15/2021	810,000	828,225
5.375%, 06/15/2024 (S)	160,000	160,301

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
West Corp.
4.750%, 07/15/2021 (S)	$260,000	$267,800
5.375%, 07/15/2022 (S)	1,260,000	1,234,800
XPO Logistics, Inc.
6.125%, 09/01/2023 (S)	440,000	452,100
6.500%, 06/15/2022 (L)(S)	890,000	931,163
		27,109,129
Information technology - 1.8%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	290,000	302,586
6.125%, 09/15/2023 (S)	270,000	296,663
Ancestry.com, Inc.
11.000%, 12/15/2020	430,000	460,100
CommScope, Inc.
4.375%, 06/15/2020 (S)	110,000	113,300
Diamond 1 Finance Corp.
5.875%, 06/15/2021 (S)	630,000	669,375
7.125%, 06/15/2024 (S)	360,000	395,931
First Data Corp.
5.000%, 01/15/2024 (S)	1,360,000	1,380,400
7.000%, 12/01/2023 (S)	110,000	116,325
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	420,000	425,250
Match Group, Inc.
6.375%, 06/01/2024	340,000	368,900
Micron Technology, Inc.
5.250%, 08/01/2023 (S)	70,000	68,600
		4,597,430
Materials - 8.1%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (S)	330,000	342,788
7.000%, 09/30/2026 (S)	830,000	858,013
Alcoa, Inc.
5.125%, 10/01/2024	480,000	510,600
Anglo American Capital PLC
4.125%, 04/15/2021 to 09/27/2022 (S)	660,000	659,550
4.875%, 05/14/2025 (S)	530,000	540,600
ArcelorMittal
6.125%, 06/01/2025	300,000	327,000
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)	600,000	603,750
7.250%, 05/15/2024 (S)	650,000	690,625
Axalta Coating Systems LLC
4.875%, 08/15/2024 (S)	520,000	532,675
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)	440,000	425,700
BHP Billiton Finance USA, Ltd. (6.750%
to 10/19/2025, then 5 Year U.S. Swap
Rate + 5.093%)
10/19/2075 (S)	450,000	509,625
BWAY Holding Company
9.125%, 08/15/2021 (S)	610,000	637,450
Celanese US Holdings LLC
4.625%, 11/15/2022	420,000	460,370
Cemex SAB de CV
5.700%, 01/11/2025 (S)	220,000	222,684
6.125%, 05/05/2025 (L)(S)	270,000	277,425
Coeur Mining, Inc.
7.875%, 02/01/2021	800,000	820,000
Coveris Holdings SA
7.875%, 11/01/2019 (S)	440,000	449,900

The accompanying notes are an integral part of the financial statements.

95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Crown Americas LLC
4.250%, 09/30/2026 (S)	$300,000	$299,625
Eagle Materials, Inc.
4.500%, 08/01/2026	480,000	486,687
Eco Services Operations LLC
8.500%, 11/01/2022 (S)	580,000	606,100
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)	580,000	672,800
Freeport-McMoRan, Inc.
3.100%, 03/15/2020	10,000	9,625
3.550%, 03/01/2022 (L)	530,000	482,300
3.875%, 03/15/2023	260,000	235,300
5.450%, 03/15/2043	360,000	291,600
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)	730,000	549,325
HIG BBC Intermediate Holdings LLC,
PIK
11.250%, 09/15/2018 (S)	524,361	482,412
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)	933,844	14,008
Novelis Corp.
5.875%, 09/30/2026 (S)	440,000	450,450
NWH Escrow Corp.
7.500%, 08/01/2021 (S)	220,000	165,550
Pactiv LLC
7.950%, 12/15/2025	380,000	414,200
8.375%, 04/15/2027	1,510,000	1,676,100
PQ Corp.
6.750%, 11/15/2022 (S)	240,000	254,400
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)	390,000	402,675
7.000%, 07/15/2024 (S)	1,450,000	1,555,125
Teck Resources, Ltd.
3.000%, 03/01/2019	730,000	719,050
8.000%, 06/01/2021 (S)	410,000	448,438
8.500%, 06/01/2024 (L)(S)	530,000	606,850
U.S. Concrete, Inc.
6.375%, 06/01/2024	360,000	373,500
Westlake Chemical Corp.
4.625%, 02/15/2021 (S)	325,000	339,625
4.875%, 05/15/2023 (S)	20,000	20,939
		20,425,439
Real estate - 2.0%
Care Capital Properties LP
5.125%, 08/15/2026 (S)	270,000	270,116
Communications Sales & Leasing, Inc.
6.000%, 04/15/2023 (S)	300,000	311,250
8.250%, 10/15/2023	130,000	136,434
Corrections Corp. of America
4.125%, 04/01/2020	90,000	84,825
4.625%, 05/01/2023	130,000	114,400
5.000%, 10/15/2022 (L)	400,000	362,000
CTR Partnership LP
5.875%, 06/01/2021	1,030,000	1,066,050
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)	660,000	699,600
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)	840,000	886,200
MPT Operating Partnership LP
5.250%, 08/01/2026	250,000	259,375
6.375%, 03/01/2024	280,000	303,800
The GEO Group, Inc.
5.125%, 04/01/2023	10,000	8,500

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
The GEO Group, Inc. (continued)
5.875%, 10/15/2024	$750,000	$645,000
		5,147,550
Telecommunication services - 8.4%
CenturyLink, Inc.
5.625%, 04/01/2025	420,000	402,150
5.800%, 03/15/2022	970,000	994,250
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)	1,540,000	1,586,200
Frontier Communications Corp.
10.500%, 09/15/2022	280,000	296,800
11.000%, 09/15/2025	830,000	865,275
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,170,000	810,225
7.250%, 10/15/2020	30,000	23,250
7.500%, 04/01/2021	50,000	37,750
8.000%, 02/15/2024 (S)	1,060,000	1,062,650
Level 3 Financing, Inc.
5.250%, 03/15/2026 (S)	210,000	216,825
5.625%, 02/01/2023	400,000	415,500
Numericable-SFR SA
6.000%, 05/15/2022 (S)	580,000	591,600
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (H)(S)	1,020,000	252,450
SFR Group SA
6.250%, 05/15/2024 (S)	520,000	516,595
7.375%, 05/01/2026 (S)	2,170,000	2,218,152
Sprint Capital Corp.
8.750%, 03/15/2032	1,360,000	1,392,300
Sprint Communications, Inc.
7.000%, 08/15/2020	1,020,000	1,025,100
11.500%, 11/15/2021	860,000	989,000
Sprint Corp.
7.250%, 09/15/2021	2,400,000	2,412,000
7.875%, 09/15/2023	1,520,000	1,535,200
T-Mobile USA, Inc.
6.500%, 01/15/2026	1,160,000	1,284,700
Telecom Italia SpA
5.303%, 05/30/2024 (S)	380,000	388,501
Windstream Services LLC
7.500%, 04/01/2023 (L)	920,000	878,600
7.750%, 10/15/2020 (L)	620,000	632,400
7.750%, 10/01/2021	250,000	248,750
		21,076,223
Utilities - 1.9%
AES Corp.
4.875%, 05/15/2023	470,000	479,988
5.500%, 03/15/2024 to 04/15/2025	265,000	273,075
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028	1,558,871	1,192,536
NRG Energy, Inc.
7.250%, 05/15/2026 (S)	610,000	620,675
NRG REMA LLC
9.237%, 07/02/2017	183,757	165,381
9.681%, 07/02/2026	1,291,000	1,032,800
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,076,350
		4,840,805
TOTAL CORPORATE BONDS (Cost $222,149,065)		$217,547,224

The accompanying notes are an integral part of the financial statements.

96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
ILFC E-Capital Trust I
4.000%, 12/21/2065 (P)(S)	$1,000,000	$800,000
TOTAL CAPITAL PREFERRED SECURITIES (Cost $839,647)		$800,000

CONVERTIBLE BONDS - 0.7%
Consumer discretionary - 0.2%
Dish Network Corp.
3.375%, 08/15/2026 (S)	490,000	536,550
Energy - 0.2%
Chesapeake Energy Corp.
5.500%, 10/05/2026	450,000	450,000
Information technology - 0.2%
Advanced Micro Devices, Inc.
2.125%, 09/01/2026	470,000	511,125
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029	250,000	217,770
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (H)(S)	776,562	38,828
		256,598
TOTAL CONVERTIBLE BONDS (Cost $2,422,044)		$1,754,273

TERM LOANS (M) - 3.7%
Consumer discretionary - 0.6%
Equinox Holdings, Inc.
9.750%, 07/31/2020	630,000	629,477
Spencer Gifts LLC
9.250%, 06/29/2022	630,000	516,600
TOMS Shoes LLC
6.500%, 10/28/2020	462,950	335,639
		1,481,716
Energy - 1.5%
Chesapeake Energy Corp.
8.500%, 08/23/2021	400,000	419,624
Eastern Power LLC
5.000%, 10/02/2021	997,510	1,006,737
Hercules Offshore, Inc.
10.500%, 05/06/2020 (H)	885,977	558,166
Magnum Hunter Resources Corp.
8.000%, 05/06/2019	173,551	169,311
Murray Energy Corp.
8.250%, 04/16/2020	380,683	322,511
Panda Temple Power II LLC
7.250%, 04/03/2019	268,647	245,140
Panda Temple Power LLC
7.250%, 03/04/2022	719,050	636,359
Westmoreland Coal Company
7.500%, 12/16/2020	466,048	363,517
		3,721,365
Health care - 0.7%
Immucor, Inc.
5.000%, 08/17/2018	294,657	286,798
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022	493,721	482,612
Radnet Management, Inc.
8.000%, 03/25/2021	933,333	919,333
		1,688,743

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Industrials - 0.3%
Commercial Barge Line Company
9.750%, 11/12/2020	$848,250	$820,682
Information technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020	509,455	517,519
Materials - 0.0%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019 (H)	316,800	107,712
Telecommunication services - 0.4%
CWGS Group LLC
5.750%, 02/20/2020	1,050,265	1,050,926
TOTAL TERM LOANS (Cost $10,286,393)		$9,388,663

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank),
Series 2015-LC21, Class E
3.250%, 07/10/2048 (S)	600,000	321,556
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C31,
Class E
4.618%, 08/15/2048 (P)(S)	500,000	329,248
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class E
3.000%, 05/15/2048 (S)	500,000	259,032
		909,836
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,060,085)		$909,836

ASSET BACKED SECURITIES - 2.0%
AMMC CLO 16, Ltd., Series 2015-16A,
Class E 6.230%, 04/14/2027 (P)(S)	400,000	350,292
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class E1
6.133%, 08/05/2027 (P)(S)	750,000	661,273
Babson CLO, Ltd., Series 2015-2A,
Class E 6.184%, 07/20/2027 (P)(S)	500,000	452,823
Carlyle Global Market Strategies
CLO, Ltd., Series 2015-2A, Class D
5.934%, 04/27/2027 (P)(S)	500,000	451,540
Cumberland Park CLO, Ltd.,
Series 2015-2A, Class E
5.634%, 07/20/2026 (P)(S)	750,000	656,662
Galaxy XX CLO, Ltd., Series 2015-20A,
Class E 6.134%, 07/20/2027 (P)(S)	250,000	222,259
Goldentree Loan Opportunities X, Ltd.,
Series 2015-10A, Class E2
5.834%, 07/20/2027 (P)(S)	500,000	436,651
Jamestown CLO VIII, Ltd.,
Series 2015-8A, Class D2
7.114%, 01/15/2028 (P)(S)	750,000	715,901
Neuberger Berman CLO XIX, Ltd.,
Series 2015-19A, Class D
5.878%, 07/15/2027 (P)(S)	500,000	444,275
Oaktree CLO, Ltd., Series 2015-1A,
Class D 6.234%, 10/20/2027 (P)(S)	350,000	310,490
Treman Park CLO, Ltd., Series 2015-1A,
Class E 6.834%, 04/20/2027 (P)(S)	250,000	239,011
TOTAL ASSET BACKED SECURITIES (Cost $5,130,660)		$4,941,177

The accompanying notes are an integral part of the financial statements.

97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 2.0%
Consumer discretionary - 0.3%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	$401,126
New Cotai LLC (I)	3	73,193
Red Rock Resorts, Inc., Class A	5,073	119,672
Vertis Holdings, Inc. (I)	69,391	0
		593,991
Energy - 1.0%
Hercules Offshore, Inc. (I)(L)	45,689	79,042
KCAD Holdings I, Ltd. (I)	165,553,563	858,395
Magnum Hunter Resources Corp. (I)	97,579	1,170,948
MWO Holdings LLC (I)	445	438,156
		2,546,541
Financials - 0.5%
Citigroup, Inc.	14,438	681,907
Wells Fargo & Company	14,930	661,100
		1,343,007
Industrials - 0.2%
DeepOcean Group Holdings AS (I)	83,286	427,257
Materials - 0.0%
Mirabela Nickel, Ltd. (I)	2,045,076	2
TOTAL COMMON STOCKS (Cost $11,758,701)		$4,910,798

PREFERRED SECURITIES - 1.3%
Financials - 1.0%
GMAC Capital Trust I, 6.602% (P)	100,372	$2,550,453
Health care - 0.3%
Allergan PLC, 5.500%	749	615,401
TOTAL PREFERRED SECURITIES (Cost $3,066,363)		$3,165,854

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	0
9.875%, 03/01/2049 (I)	2,050,000	0
10.250%, 11/01/2049 (I)	1,025,000	0
		0
Health care - 0.0%
Magellan Health, Inc.
9.750%, 05/15/2020 (I)	1,930,000	500
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	683,781	$6,842,323
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,842,078)		$6,842,323

SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
State Street Institutional Liquid Reserves
Fund, Premier Class, 0.3969% (Y)	1,581,585	$1,581,585
TOTAL SHORT-TERM INVESTMENTS (Cost $1,581,585)		$1,581,585
Total Investments (High Yield Trust)
(Cost $270,031,950) - 101.7%		$255,963,131
Other assets and liabilities, net - (1.7%)		(4,159,561)
TOTAL NET ASSETS - 100.0%		$251,803,570

Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 47.6%
Consumer discretionary - 4.5%
Automobiles - 2.8%
Daimler AG	27,500	$1,939,509
Ford Motor Company	378,060	4,563,184
General Motors Company	99,416	3,158,446
		9,661,139
Multiline retail - 1.7%
Nordstrom, Inc. (L)	20,000	1,037,600
Target Corp.	74,400	5,109,792
		6,147,392
		15,808,531
Consumer staples - 2.2%
Beverages - 2.2%
Anheuser-Busch InBev NV, ADR	11,000	1,445,510
PepsiCo, Inc.	40,920	4,450,868
The Coca-Cola Company	40,000	1,692,800
		7,589,178
		7,589,178
Energy - 8.6%
Energy equipment and services - 0.5%
Halliburton Company	35,350	1,586,508
Oil, gas and consumable fuels - 8.1%
Anadarko Petroleum Corp.	40,000	2,534,400
BP PLC, ADR	117,000	4,113,720
Chevron Corp.	63,000	6,483,960
Occidental Petroleum Corp.	21,000	1,531,320
Royal Dutch Shell PLC, ADR, Class A	189,955	9,511,047
TOTAL SA, ADR	79,454	3,789,956
W&T Offshore, Inc. (I)	127,650	224,664
		28,189,067
		29,775,575
Financials - 3.8%
Banks - 2.7%
Bank of America Corp.	60,000	939,000
JPMorgan Chase & Co.	44,160	2,940,614
U.S. Bancorp	52,500	2,251,725
Wells Fargo & Company	73,150	3,239,080
		9,370,419
Capital markets - 0.2%
Morgan Stanley	20,000	641,200
Insurance - 0.9%
MetLife, Inc.	68,462	3,041,767
		13,053,386
Health care - 6.6%
Pharmaceuticals - 6.6%
AstraZeneca PLC	64,500	4,176,494
Eli Lilly & Company	40,930	3,285,042
Merck & Company, Inc.	13,095	817,259
Pfizer, Inc.	200,000	6,774,000
Roche Holding AG	17,500	4,348,722
Sanofi, ADR	92,500	3,532,575
		22,934,092
		22,934,092
Industrials - 5.2%
Aerospace and defense - 1.2%
United Technologies Corp.	39,600	4,023,360

The accompanying notes are an integral part of the financial statements.

98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics - 0.1%
CEVA Group PLC (I)	1,115	$390,275
Commercial services and supplies - 0.7%
Republic Services, Inc.	47,620	2,402,429
Industrial conglomerates - 2.0%
General Electric Company	231,620	6,860,584
Machinery - 0.6%
Deere & Company	26,500	2,261,775
Road and rail - 0.6%
Union Pacific Corp.	22,000	2,145,660
		18,084,083
Information technology - 6.1%
Semiconductors and semiconductor equipment - 2.8%
Intel Corp.	158,490	5,982,998
QUALCOMM, Inc.	37,880	2,594,780
Analog Devices, Inc.	20,000	1,289,000
		9,866,778
Software - 1.8%
Microsoft Corp.	89,640	5,163,264
Oracle Corp.	29,800	1,170,544
		6,333,808
Technology hardware, storage and peripherals - 1.5%
Apple, Inc.	45,019	5,089,398
		21,289,984
Materials - 4.3%
Chemicals - 3.1%
BASF SE	55,000	4,709,389
The Dow Chemical Company	100,000	5,183,000
The Mosaic Company	35,000	856,100
		10,748,489
Metals and mining - 1.2%
Rio Tinto PLC, ADR (L)	130,000	4,342,000
		15,090,489
Telecommunication services - 1.6%
Diversified telecommunication services - 1.6%
BCE, Inc.	20,000	923,663
Telstra Corp., Ltd.	300,000	1,196,134
Verizon Communications, Inc.	63,000	3,274,740
		5,394,537
		5,394,537
Utilities - 4.7%
Electric utilities - 2.7%
Duke Energy Corp.	34,082	2,727,923
PG&E Corp.	57,400	3,511,158
The Southern Company	35,000	1,795,500
Xcel Energy, Inc.	33,000	1,357,620
		9,392,201
Multi-utilities - 2.0%
Dominion Resources, Inc.	50,000	3,713,500
Public Service Enterprise Group, Inc.	23,000	963,010
Sempra Energy	20,950	2,245,631
		6,922,141
		16,314,342
TOTAL COMMON STOCKS (Cost $148,231,801)		$165,334,197

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 2.2%
Energy - 0.0%
Energy equipment and services - 0.0%
Newco Acquisition Company, Ltd. (I)	31	$15,500
Financials - 0.7%
Banks - 0.6%
Wells Fargo & Company, 7.500%	1,600	2,093,760
Capital markets - 0.1%
Morgan Stanley (6.375% to 10/15/2024, then
3 month LIBOR + 3.708%)	11,245	313,398
		2,407,158
Health care - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC, 5.500%	1,175	965,415
Teva Pharmaceutical Industries, Ltd., 7.000%	1,000	813,309
		1,778,724
		1,778,724
Information technology - 0.1%
Semiconductors and semiconductor equipment - 0.1%
CEVA, Inc. (I)	1,068	373,842
Real estate - 0.2%
Real estate investment trusts - 0.2%
FelCor Lodging Trust, Inc., 1.950%	26,881	672,294
Utilities - 0.7%
Electric utilities - 0.4%
NextEra Energy, Inc., 6.371%	25,000	1,476,000
Multi-utilities - 0.3%
Dominion Resources, Inc., 6.375%	18,600	925,536
		2,401,536
TOTAL PREFERRED SECURITIES (Cost $7,491,683)		$7,649,054

CORPORATE BONDS - 15.7%
Consumer discretionary - 2.4%
Altice Luxembourg SA
7.625%, 02/15/2025 (S)	$1,000,000	$1,028,750
DISH DBS Corp. 5.125%, 05/01/2020	2,000,000	2,075,000
iHeartCommunications, Inc.
9.000%, 12/15/2019	2,019,000	1,597,534
KB Home 7.500%, 09/15/2022	700,000	759,500
Shea Homes LP 5.875%, 04/01/2023 (S)	1,000,000	1,000,000
Sirius XM Radio, Inc. 6.000%, 07/15/2024 (S)	700,000	746,375
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,000,000	1,012,500
		8,219,659
Energy - 1.2%
Chesapeake Energy Corp.
8.000%, 12/15/2022 (S)	2,383,000	2,412,788
Kinder Morgan, Inc. 7.750%, 01/15/2032	300,000	363,242
NGL Energy Partners LP 6.875%, 10/15/2021	500,000	473,750
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	500,000	538,125
W&T Offshore, Inc., PIK
8.500%, 06/15/2021 (S)	300,000	108,000
9.000%, 05/15/2020 (S)	337,000	185,350
		4,081,255

The accompanying notes are an integral part of the financial statements.

99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials - 3.7%
Bank of America Corp. (6.100% to
03/17/2025, then 3 month LIBOR + 3.898%)
03/17/2025 (Q)	$500,000	$520,625
Bank of America Corp. (8.125% to
05/15/2018, then 3 month LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,538,438
Citigroup, Inc. (5.875% to 03/27/2020, then
3 month LIBOR + 4.059%)
03/27/2020 (Q)	2,500,000	2,525,000
Citigroup, Inc. (5.950% to 8/15/2020, then
3 month LIBOR + 4.095%)
08/15/2020 (Q)	2,000,000	2,036,340
Citigroup, Inc. (6.300% to 05/15/2024, then
3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,500,000	1,537,500
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month LIBOR + 3.250%)
05/01/2023 (Q)	1,000,000	1,005,000
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	2,500,000	2,568,750
Morgan Stanley (5.550% to 07/15/2020, then
3 month LIBOR + 3.810%)
07/15/2020 (Q)	400,000	408,500
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	800,000	829,000
		12,969,153
Health care - 1.8%
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (S)	2,500,000	2,465,625
Tenet Healthcare Corp. 8.125%, 04/01/2022	2,200,000	2,200,000
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)	1,000,000	925,000
5.875%, 05/15/2023 (S)	800,000	691,544
		6,282,169
Industrials - 0.3%
The Hertz Corp. 6.750%, 04/15/2019	600,000	613,569
TransDigm, Inc. 6.500%, 07/15/2024	500,000	526,250
		1,139,819
Information technology - 2.2%
Diamond 1 Finance Corp.
4.420%, 06/15/2021 (S)	800,000	836,153
5.450%, 06/15/2023 (S)	1,400,000	1,499,438
6.020%, 06/15/2026 (S)	1,100,000	1,206,615
First Data Corp. 7.000%, 12/01/2023 (S)	2,700,000	2,855,250
Micron Technology, Inc.
7.500%, 09/15/2023 (S)	1,000,000	1,110,740
		7,508,196
Materials - 0.6%
Ardagh Packaging Finance PLC
7.250%, 05/15/2024 (S)	2,000,000	2,125,000
Telecommunication services - 2.0%
Sprint Communications, Inc.
11.500%, 11/15/2021	1,500,000	1,725,000
T-Mobile USA, Inc. 6.633%, 04/28/2021	2,500,000	2,631,250
Telecom Italia SpA 5.303%, 05/30/2024 (S)	1,500,000	1,533,555
Ziggo Secured Finance BV
5.500%, 01/15/2027 (S)	1,000,000	997,500
		6,887,305

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities - 1.5%
Calpine Corp. 5.750%, 01/15/2025	$2,000,000	$1,972,500
InterGen NV 7.000%, 06/30/2023 (S)	4,000,000	3,380,000
		5,352,500
TOTAL CORPORATE BONDS (Cost $54,407,235)		$54,565,056

CONVERTIBLE BONDS - 0.5%
Energy - 0.5%
Stone Energy Corp. 1.750%, 03/01/2017	286,000	162,484
Weatherford International, Ltd.
5.875%, 07/01/2021 (L)	1,410,000	1,581,844
		1,744,328
TOTAL CONVERTIBLE BONDS (Cost $1,620,628)		$1,744,328

SECURITIES LENDING COLLATERAL - 2.4%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	843,375	$8,439,313
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,439,349)		$8,439,313

SHORT-TERM INVESTMENTS - 3.2%
U.S. Government Agency - 3.2%
Federal Home Loan Bank Discount Note
0.100%, 10/03/2016*	$11,105,000	$11,104,938
TOTAL SHORT-TERM INVESTMENTS (Cost $11,104,938)		$11,104,938
Total Investments (Income Trust) (Cost $231,295,634) - 71.6%		$248,836,886
Other assets and liabilities, net - 28.4%		98,763,843
TOTAL NET ASSETS - 100.0%		$347,600,729

International Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.3%
Australia - 5.0%
Abacus Property Group	71,520	$159,001
Adelaide Brighton, Ltd.	262,278	1,116,584
BT Investment Management, Ltd.	22,002	150,975
Challenger, Ltd.	37,060	290,207
Charter Hall Retail REIT	35,194	114,554
CIMIC Group, Ltd.	25,511	565,006
Credit Corp. Group, Ltd.	3,088	44,202
CSR, Ltd.	111,937	312,093
Dexus Property Group	271,621	1,909,108
Downer EDI, Ltd.	136,165	566,507
Fairfax Media, Ltd.	965,451	701,302
Investa Office Fund	33,363	117,093
LendLease Group	29,135	315,721
Mirvac Group	736,355	1,269,475
OZ Minerals, Ltd.	279,185	1,305,535
Pact Group Holdings, Ltd.	10,706	52,054
Scentre Group	1,996,942	7,209,343
Shopping Centres Australasia Property Group	137,102	237,546
Sonic Healthcare, Ltd.	60,348	1,021,939
Stockland	197,443	723,121
Tassal Group, Ltd.	10,522	32,572
Telstra Corp., Ltd.	1,376,882	5,489,795
The GPT Group	324,807	1,264,818

The accompanying notes are an integral part of the financial statements.

100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
The Star Entertainment Group, Ltd.	325,720	$1,510,699
Westfield Corp. (I)	165,647	1,239,471
Woodside Petroleum, Ltd.	9,658	214,145
WorleyParsons, Ltd. (I)	94,887	615,669
		28,548,535
Austria - 0.6%
Oesterreichische Post AG (I)	10,305	365,015
OMV AG	65,638	1,889,861
voestalpine AG	38,119	1,317,818
		3,572,694
Belgium - 0.4%
Ageas	13,699	500,885
AGFA-Gevaert NV (I)	79,909	251,865
bpost SA	38,887	1,054,517
Elia System Operator SA	615	31,432
Gimv NV	3,847	204,277
Groupe Bruxelles Lambert SA	924	82,017
Umicore SA	5,748	360,913
		2,485,906
Canada - 2.8%
Air Canada (I)	75,700	611,624
Bank of Montreal	18,300	1,199,170
BCE, Inc.	57,500	2,655,532
BRP, Inc. (I)	2,327	45,531
Canadian Imperial Bank of Commerce	11,200	868,460
Canadian Tire Corp., Ltd., Class A	5,500	550,776
CGI Group, Inc., Class A (I)	19,100	909,760
Chorus Aviation, Inc.	4,300	20,157
CI Financial Corp.	36,600	702,178
Cogeco Communications, Inc.	2,400	118,468
IAMGOLD Corp. (I)	29,500	119,174
Linamar Corp.	4,200	175,369
Martinrea International, Inc.	6,800	42,242
Metro, Inc.	131,500	4,317,013
Sun Life Financial, Inc.	83,400	2,713,782
The North West Company, Inc.	3,600	70,905
The Toronto-Dominion Bank	3,900	173,129
Transcontinental, Inc., Class A	42,600	572,135
		15,865,405
China - 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	1,554,500	859,929
Denmark - 0.5%
AP Moeller - Maersk A/S, Class B	991	1,457,658
Carlsberg A/S, B Shares	8,622	824,038
Schouw & Company A/S	3,737	243,514
		2,525,210
Faroe Islands - 0.1%
Bakkafrost P/F	17,924	749,841
Finland - 1.3%
Fortum OYJ	60,635	979,862
Metsa Board OYJ	6,385	37,811
Metso OYJ	13,377	390,376
Neste OYJ	52,570	2,242,437
Sponda OYJ	51,869	266,859
Stora Enso OYJ, R Shares	31,066	275,968
Tieto OYJ	21,870	690,369
UPM-Kymmene OYJ	128,717	2,717,819
		7,601,501

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France - 9.9%
Air France-KLM (I)	52,397	$281,961
Alten SA	2,340	163,691
AXA SA	561,662	11,942,220
BNP Paribas SA	76,421	3,930,626
Christian Dior SE	19,401	3,479,525
Cie Generale des Etablissements Michelin	36,559	4,048,385
CNP Assurances	7,570	127,184
Credit Agricole SA	84,589	834,382
Groupe Fnac SA (I)	327	24,022
IPSOS	1,237	40,407
Legrand SA	2,875	169,480
LVMH Moet Hennessy Louis Vuitton SE	11,803	2,012,551
Metropole Television SA	21,588	389,506
Orange SA	2,006	31,429
Rallye SA	1,867	30,647
Rexel SA	51,669	791,489
SCOR SE	49,510	1,539,670
Societe BIC SA	5,239	774,587
Societe Generale SA	57,739	1,997,449
Suez	28,166	465,452
TOTAL SA	386,874	18,400,048
Valeo SA	30,477	1,778,914
Vivendi SA	166,042	3,351,156
		56,604,781
Germany - 10.7%
ADVA Optical Networking SE (I)	44,531	449,137
Allianz SE	63,800	9,481,380
Amadeus Fire AG	2,129	152,450
BASF SE	131,620	11,270,060
Bayerische Motoren Werke AG	69,929	5,887,720
Bechtle AG	1,579	182,812
Daimler AG	218,983	15,444,439
Deutsche Lufthansa AG	227,238	2,533,343
Deutsche Telekom AG	121,988	2,049,472
Evonik Industries AG	23,024	779,466
Fraport AG Frankfurt Airport
Services Worldwide	9,356	512,058
Hannover Rueck SE	15,279	1,637,846
HeidelbergCement AG	14,986	1,417,261
HeidelbergCement AG (I)	1,703	160,794
Leoni AG	13,184	479,990
Muenchener Rueckversicherungs-Gesellschaft
AG (Munich Re)	18,037	3,368,716
ProSiebenSat.1 Media SE	52,602	2,255,332
Rheinmetall AG	2,668	185,968
RHOEN-KLINIKUM AG	14,761	448,896
Siemens AG	4,174	489,447
Software AG	27,990	1,186,268
STADA Arzneimittel AG	13,070	727,206
		61,100,061
Hong Kong - 4.0%
BOC Hong Kong Holdings, Ltd.	553,000	1,881,528
Champion REIT	890,000	541,557
CK Hutchison Holdings, Ltd.	179,172	2,290,221
Dah Sing Banking Group, Ltd.	188,800	340,383
Dah Sing Financial Holdings, Ltd.	33,600	221,392
Fortune Real Estate Investment Trust	24,000	30,160
Giordano International, Ltd.	366,000	188,657
Global Brands Group Holding, Ltd. (I)	246,000	25,217
Henderson Land Development Company, Ltd.	103,600	618,157
Hongkong Land Holdings, Ltd.	283,200	2,017,738
Hysan Development Company, Ltd.	225,000	1,058,638

The accompanying notes are an integral part of the financial statements.
101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kerry Properties, Ltd.	323,500	$1,062,785
Link REIT	470,000	3,469,584
Luk Fook Holdings International, Ltd.	74,000	181,718
Man Wah Holdings, Ltd.	140,000	90,041
Pacific Textiles Holdings, Ltd.	232,000	301,605
Shun Tak Holdings, Ltd.	278,000	90,135
SJM Holdings, Ltd.	1,217,000	901,881
SmarTone Telecommunications Holdings, Ltd.	150,000	248,484
Sun Hung Kai Properties, Ltd.	101,802	1,547,671
Swire Pacific, Ltd., Class A	115,000	1,245,478
Swire Properties, Ltd.	50,200	147,647
Television Broadcasts, Ltd.	37,600	143,967
Texwinca Holdings, Ltd.	112,000	77,605
The Bank of East Asia, Ltd.	22,545	92,015
The Wharf Holdings, Ltd.	295,000	2,164,289
Wheelock & Company, Ltd.	268,000	1,591,858
Xinyi Automobile Glass Hong
Kong Enterprises, Ltd. (I)	72,250	15,183
Xinyi Glass Holdings, Ltd. (I)	570,000	518,225
		23,103,819
Ireland - 0.3%
AerCap Holdings NV (I)	28,700	1,104,663
ICON PLC (I)	4,000	309,480
Smurfit Kappa Group PLC	5,356	119,721
		1,533,864
Isle of Man - 0.0%
Playtech PLC	3,059	36,102
Israel - 1.6%
Bank Hapoalim BM	180,048	1,022,342
Bank Leumi Le-Israel BM (I)	473,420	1,801,755
Bezeq The
Israeli Telecommunication Corp., Ltd.	186,593	352,060
Check Point Software Technologies, Ltd. (I)	48,600	3,771,846
Israel Discount Bank, Ltd., Class A (I)	356,723	656,689
Mizrahi Tefahot Bank, Ltd.	6,471	82,300
Teva Pharmaceutical Industries, Ltd.	24,855	1,153,642
Teva Pharmaceutical Industries, Ltd., ADR	9,700	446,297
		9,286,931
Italy - 2.6%
A2A SpA	335,013	473,163
Amplifon SpA	16,511	169,529
ASTM SpA	15,817	172,770
Banca Mediolanum SpA	198,144	1,313,732
De’Longhi SpA	4,344	105,213
Enel SpA	795,842	3,546,865
Eni SpA	280,974	4,048,939
EXOR SpA	12,175	492,985
Hera SpA	140,079	377,229
Industria Macchine Automatiche SpA	589	39,124
Iren SpA	85,761	147,472
Italmobiliare SpA	576	29,099
MARR SpA	12,043	241,341
Poste Italiane SpA (S)	26,134	179,305
Recordati SpA	48,532	1,559,813
Reply SpA	1,649	216,853
Snam SpA	126,526	701,573
Societa Cattolica di Assicurazioni SCRL	45,545	254,807
Societa Iniziative Autostradali e Servizi SpA	2,081	19,890
Telecom Italia SpA (I)	1,490,838	1,012,051
		15,101,753

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan - 26.5%
Adastria Company, Ltd.	2,600	$59,735
Aisin Seiki Company, Ltd.	26,300	1,204,900
AOKI Holdings, Inc.	15,600	176,643
Aoyama Trading Company, Ltd.	13,000	449,615
Asahi Group Holdings, Ltd.	10,700	389,772
Autobacs Seven Company, Ltd.	11,200	160,614
Bridgestone Corp.	15,900	585,816
Calsonic Kansei Corp.	96,000	889,290
Canon, Inc.	89,200	2,589,688
Cawachi, Ltd.	1,300	31,498
Central Japan Railway Company	20,100	3,441,221
Century Tokyo Leasing Corp.	5,100	185,333
Coca-Cola West Company, Ltd.	41,900	1,172,700
Concordia Financial Group, Ltd.	16,400	71,557
Cosmo Energy Holdings Company, Ltd.	13,500	170,125
Credit Saison Company, Ltd.	5,600	92,973
Daiichi Sankyo Company, Ltd.	16,400	394,066
Daiichikosho Company, Ltd.	6,100	249,064
Daito Trust Construction Company, Ltd.	8,800	1,407,468
Daiwa House Industry Company, Ltd.	39,700	1,089,554
Daiwabo Holdings Company, Ltd.	55,000	129,996
DCM Holdings Company, Ltd.	54,800	470,927
DeNA Company, Ltd.	64,300	2,337,995
Denka Company, Ltd.	153,000	662,620
Doutor Nichires Holdings Company, Ltd.	2,200	40,425
Exedy Corp.	3,200	81,356
FamilyMart UNY Holdings Company, Ltd.	21,274	1,420,175
Fuji Heavy Industries, Ltd.	44,784	1,680,273
FUJIFILM Holdings Corp.	131,900	4,885,957
Fujitsu General, Ltd.	10,000	216,662
Fukuoka Financial Group, Inc.	43,000	178,723
Fuyo General Lease Company, Ltd.	3,600	179,026
Geo Holdings Corp.	3,600	46,584
Glory, Ltd.	3,900	128,599
Gree, Inc.	116,000	652,153
Hanwa Company, Ltd.	125,000	758,939
Haseko Corp.	111,700	1,074,412
Hitachi Capital Corp.	4,700	99,931
Horiba, Ltd.	9,900	487,791
Hoya Corp.	14,400	579,281
Inaba Denki Sangyo Company, Ltd.	5,200	187,960
Inpex Corp.	92,300	839,235
Isuzu Motors, Ltd.	16,400	193,046
ITOCHU Corp.	796,000	10,021,295
Itochu Enex Company, Ltd.	7,900	60,817
Jafco Company, Ltd.	2,400	70,506
Japan Airlines Company, Ltd.	117,200	3,445,150
Japan Tobacco, Inc.	12,800	523,971
K’s Holdings Corp.	11,000	181,816
Kaneka Corp.	13,000	102,927
Kanematsu Corp.	190,000	295,289
Kato Sangyo Company, Ltd.	2,700	63,964
KDDI Corp.	521,470	16,156,190
Keihin Corp.	14,500	229,919
Kewpie Corp.	3,400	105,265
Kinden Corp.	5,000	57,643
Kobe Steel, Ltd. (I)	33,800	306,563
Kokuyo Company, Ltd.	24,800	360,390
Kuraray Company, Ltd.	14,400	213,624
Kuroda Electric Company, Ltd.	5,200	99,788
Mandom Corp.	1,300	59,509
Marubeni Corp.	485,376	2,493,424
Medipal Holdings Corp.	60,000	1,040,048

The accompanying notes are an integral part of the financial statements.
102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	184,100	$1,154,197
Mitsubishi Electric Corp.	106,000	1,358,571
Mitsubishi UFJ Financial Group, Inc.	1,704,600	8,635,651
Mitsubishi UFJ Lease &
Finance Company, Ltd.	70,900	325,355
Mitsui & Company, Ltd.	323,400	4,481,965
Mitsui Mining & Smelting Company, Ltd.	119,000	249,147
Mizuho Financial Group, Inc.	1,338,000	2,255,117
Namura Shipbuilding Company, Ltd.	6,000	40,598
NHK Spring Company, Ltd.	32,800	317,970
Nichiha Corp.	9,700	216,404
Nippo Corp.	9,000	171,141
Nippon Flour Mills Company, Ltd.	8,000	122,975
Nippon Paper Industries Company, Ltd.	4,800	87,818
Nippon Steel & Sumikin Bussan Corp.	5,400	191,433
Nippon Telegraph & Telephone Corp.	291,500	13,332,041
Nissan Chemical Industries, Ltd.	9,400	285,770
Nissan Motor Company, Ltd.	137,996	1,353,586
Nissin Electric Company, Ltd.	2,200	36,674
Nitori Holdings Company, Ltd.	11,100	1,330,588
NOK Corp.	8,900	194,745
NTT DOCOMO, Inc.	149,300	3,792,670
Onward Holdings Company, Ltd.	19,000	136,928
ORIX Corp.	54,600	805,495
Otsuka Holdings Company, Ltd.	101,400	4,622,083
PanaHome Corp.	17,000	135,353
Pola Orbis Holdings, Inc.	4,400	393,874
Resona Holdings, Inc.	179,300	754,064
Ricoh Company, Ltd.	82,600	747,482
Ryohin Keikaku Company, Ltd.	1,700	343,330
San-A Company, Ltd.	1,500	75,182
Sanwa Holdings Corp.	20,500	198,460
Sanyo Shokai, Ltd.	45,000	74,538
Seiko Epson Corp.	15,800	304,235
Sekisui Chemical Company, Ltd.	74,700	1,074,350
Sekisui House, Ltd.	125,600	2,139,806
Shimamura Company, Ltd.	400	48,697
Showa Denko KK	16,400	206,584
Sojitz Corp.	1,171,400	3,001,231
Sumitomo Corp.	223,900	2,506,481
Sumitomo Forestry Company, Ltd.	56,300	753,500
Sumitomo Heavy Industries, Ltd.	58,000	286,577
Sumitomo Metal Mining Company, Ltd.	22,000	303,858
Sumitomo Mitsui Financial Group, Inc.	372,500	12,582,905
Sumitomo Mitsui Trust Holdings, Inc.	9,800	320,182
Sumitomo Osaka Cement Company, Ltd.	125,000	580,275
Sumitomo Rubber Industries, Ltd.	27,100	409,912
Sundrug Company, Ltd.	5,700	478,454
Suzuken Company, Ltd.	13,700	452,381
T-Gaia Corp.	11,300	161,720
The Chiba Bank, Ltd.	17,000	96,546
The Daishi Bank, Ltd.	18,000	69,189
The Ogaki Kyoritsu Bank, Ltd.	37,000	123,354
The Yokohama Rubber Company, Ltd.	27,100	433,797
Toei Company, Ltd.	8,000	64,849
Toho Holdings Company, Ltd.	27,600	585,658
Tokai Rika Company, Ltd.	16,400	321,117
Tokyo Electric Power Company, Inc. (I)	130,200	564,014
Tosoh Corp.	212,000	1,306,685
Toyota Tsusho Corp.	75,800	1,761,571
TPR Company, Ltd.	5,200	146,284
TS Tech Company, Ltd.	19,900	503,935
Tsuruha Holdings, Inc.	2,100	242,761

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
UKC Holdings Corp.	5,300	$86,948
Valor Holdings Company, Ltd.	6,300	177,690
Wacoal Holdings Corp.	13,000	146,742
West Japan Railway Company	10,900	676,173
Yamada Denki Company, Ltd.	364,100	1,805,965
Yamaguchi Financial Group, Inc.	11,000	117,252
Yuasa Trading Company, Ltd.	6,000	137,848
Zeon Corp.	50,000	443,489
		151,676,016
Luxembourg - 0.1%
RTL Group SA	3,847	319,591
Malta - 0.0%
BGP Holdings PLC (I)	2,126,418	136,157
Netherlands - 3.7%
Aalberts Industries NV	6,942	236,443
Boskalis Westminster NV	11,434	406,947
Corbion NV	12,917	347,699
Heineken Holding NV	12,212	978,378
Heineken NV	20,070	1,764,186
ING Groep NV (I)	270,557	3,340,210
Koninklijke Ahold Delhaize NV	320,515	7,300,076
Philips Lighting NV (I)(S)	3,984	105,912
PostNL NV (I)	358,733	1,627,579
Randstad Holding NV	7,313	332,542
Royal Dutch Shell PLC, A Shares	9,041	224,920
TomTom NV (I)	51,962	497,138
Wolters Kluwer NV	89,112	3,809,665
		20,971,695
New Zealand - 0.2%
Air New Zealand, Ltd.	182,691	247,816
Chorus, Ltd.	29,740	84,719
Fletcher Building, Ltd.	17,306	135,531
SKY Network Television, Ltd.	126,962	455,447
		923,513
Norway - 1.6%
Avance Gas Holding, Ltd. (S)	3,025	7,289
DNB ASA	48,552	638,301
Orkla ASA	201,594	2,087,557
Salmar ASA	3,901	119,262
Statoil ASA	132,180	2,219,077
Storebrand ASA (I)	93,715	464,467
Telenor ASA	101,753	1,749,734
Yara International ASA	56,724	1,890,215
		9,175,902
Portugal - 0.1%
CTT-Correios de Portugal SA	82,752	557,080
REN - Redes Energeticas Nacionais SGPS SA	8,634	25,237
The Navigator Company SA	18,588	53,446
		635,763
Singapore - 0.3%
Ascendas Real Estate Investment Trust	60,300	111,645
BW LPG, Ltd. (S)	21,426	61,353
CapitaLand Commercial Trust	272,200	318,350
CapitaLand Mall Trust	144,700	230,533
Mapletree Greater China Commercial Trust	493,700	398,798
Mapletree Industrial Trust	221,100	289,663
Mapletree Logistics Trust	66,900	52,646
SATS, Ltd.	51,100	186,790
UOL Group, Ltd.	50,000	206,670

The accompanying notes are an integral part of the financial statements.
103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Venture Corp., Ltd.	14,400	$95,327
		1,951,775
Spain - 2.7%
Ebro Foods SA	54,324	1,263,602
Endesa SA	307,560	6,594,036
Iberdrola SA	646,204	4,393,825
Red Electrica Corp. SA	40,809	880,522
Repsol SA	152,468	2,071,172
Viscofan SA	3,578	193,646
		15,396,803
Sweden - 1.7%
Axfood AB	55,110	972,913
Bilia AB, A Shares	12,574	310,005
Bonava AB, B Shares (I)	23,225	292,695
Fastighets AB Balder, B Shares (I)	14,594	387,987
Industrivarden AB, C Shares	7,041	130,323
Intrum Justitia AB	21,394	689,984
Investor AB, B Shares	13,022	476,145
NCC AB, B Shares	36,925	967,630
Sandvik AB	119,790	1,318,133
Skanska AB, B Shares	18,046	421,604
Telefonaktiebolaget LM Ericsson, B Shares	393,879	2,843,918
Volvo AB, B Shares	41,684	475,943
Wihlborgs Fastigheter AB	9,990	212,604
		9,499,884
Switzerland - 5.2%
Adecco Group AG	38,975	2,196,854
Autoneum Holding AG	901	253,510
Cembra Money Bank AG (I)	3,262	255,893
dorma+kaba Holding AG (I)	624	462,627
Emmi AG (I)	56	38,401
EMS-Chemie Holding AG	2,443	1,313,128
Flughafen Zuerich AG	1,964	383,950
Forbo Holding AG (I)	294	395,519
Georg Fischer AG	1,235	1,082,717
Givaudan SA	211	430,170
Helvetia Holding AG	257	129,641
Komax Holding AG	114	27,935
Kuehne + Nagel International AG	17,677	2,568,932
Logitech International SA (SIX
Swiss Exchange)	20,224	453,951
Roche Holding AG	3,951	981,818
SGS SA	84	188,225
Sika AG	153	745,432
Swiss Life Holding AG (I)	3,952	1,024,843
Swiss Re AG	161,953	14,627,342
The Swatch Group AG	518	146,846
The Swatch Group AG	2,948	164,142
Vontobel Holding AG	3,550	176,551
Zurich Insurance Group AG (I)	6,552	1,689,722
		29,738,149
United Kingdom - 15.2%
AstraZeneca PLC	261,464	16,930,188
Bellway PLC	10,837	332,325
Berkeley Group Holdings PLC	70,778	2,364,944
Bovis Homes Group PLC	19,992	226,671
BP PLC	1,327,164	7,735,649
British American Tobacco PLC	116,659	7,440,011
British American Tobacco PLC, ADR	5,500	702,075
Carillion PLC	100,948	324,351
Centrica PLC	1,176,647	3,479,047

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Compass Group PLC	121,682	$2,356,560
Crest Nicholson Holdings PLC	19,412	113,508
Dart Group PLC	8,439	45,856
Direct Line Insurance Group PLC	101,930	481,488
EnQuest PLC (I)	292,516	101,360
Galliford Try PLC	7,934	136,201
GlaxoSmithKline PLC	409,970	8,731,716
GlaxoSmithKline PLC, ADR (I)	13,400	577,942
Henderson Group PLC	250,700	752,573
Hunting PLC	22,180	132,026
IG Group Holdings PLC	24,609	277,677
Imperial Brands PLC	117,257	6,035,259
Inchcape PLC	145,685	1,243,091
Indivior PLC	73,909	293,923
Intermediate Capital Group PLC	25,021	191,051
International Consolidated Airlines Group SA	2,797	14,512
J Sainsbury PLC	331,263	1,055,087
Jupiter Fund Management PLC	83,705	461,488
Kingfisher PLC	487,254	2,377,330
National Express Group PLC	12,462	55,639
Next PLC	1,145	70,874
Persimmon PLC	149,459	3,514,148
Reckitt Benckiser Group PLC	66,097	6,222,662
Redrow PLC	12,441	64,381
Royal Mail PLC	312,986	1,986,081
Savills PLC	5,397	50,068
Subsea 7 SA (I)	10,579	114,157
The Sage Group PLC	56,816	542,854
Unilever NV	26,080	1,201,596
WH Smith PLC	53,449	1,066,266
WM Morrison Supermarkets PLC	449,135	1,268,193
WPP PLC	250,763	5,894,309
		86,965,137
TOTAL COMMON STOCKS (Cost $556,034,222)		$556,366,717

PREFERRED SECURITIES - 0.6%
Germany - 0.6%
Jungheinrich AG	11,722	396,745
Porsche Automobil Holding SE	55,435	2,835,674
		3,232,419
TOTAL PREFERRED SECURITIES (Cost $4,493,925)		$3,232,419

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
JPMorgan U.S. Treasury Plus Money Market
Fund, Institutional Class, 0.1943% (Y)	4,919,160	$4,919,160
TOTAL SHORT-TERM INVESTMENTS (Cost $4,919,160)		$4,919,160
Total Investments (International Core Trust)
(Cost $565,447,307) - 98.7%		$564,518,296
Other assets and liabilities, net - 1.3%		7,461,350
TOTAL NET ASSETS - 100.0%		$571,979,646

The accompanying notes are an integral part of the financial statements.
104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.9%
Australia - 5.2%
AGL Energy, Ltd.	22,581	$330,593
Alumina, Ltd.	102,919	115,872
Amcor, Ltd.	39,713	462,550
AMP, Ltd.	98,917	402,135
APA Group	35,920	235,332
Aristocrat Leisure, Ltd.	18,777	228,459
ASX, Ltd.	6,730	249,336
Aurizon Holdings, Ltd.	67,567	244,298
AusNet Services	44,144	55,640
Australia & New Zealand Banking Group, Ltd.	98,905	2,106,833
Bank of Queensland, Ltd.	15,088	132,148
Bendigo & Adelaide Bank, Ltd.	19,027	157,809
BHP Billiton PLC	72,048	1,083,493
BHP Billiton, Ltd.	109,737	1,900,921
Boral, Ltd.	30,626	159,316
Brambles, Ltd.	50,911	469,275
Caltex Australia, Ltd.	9,411	248,816
Challenger, Ltd.	19,540	153,012
CIMIC Group, Ltd.	3,702	81,990
Coca-Cola Amatil, Ltd.	16,634	131,162
Cochlear, Ltd.	2,020	218,954
Commonwealth Bank of Australia	57,910	3,229,252
Computershare, Ltd.	16,916	134,170
Crown Resorts, Ltd.	14,609	147,367
CSL, Ltd.	15,926	1,309,606
Dexus Property Group	30,665	215,531
Domino’s Pizza Enterprises, Ltd.	2,059	111,561
DUET Group	79,613	153,280
Flight Centre Travel Group, Ltd. (L)	2,493	69,791
Fortescue Metals Group, Ltd.	50,633	193,802
Goodman Group	66,010	369,966
Harvey Norman Holdings, Ltd.	15,848	63,438
Healthscope, Ltd.	65,916	155,692
Incitec Pivot, Ltd.	50,454	109,658
Insurance Australia Group, Ltd.	87,472	368,387
LendLease Group	20,344	220,458
Macquarie Group, Ltd.	9,924	627,639
Medibank Pvt, Ltd.	94,782	180,559
Mirvac Group	125,759	216,808
National Australia Bank, Ltd.	89,595	1,925,935
Newcrest Mining, Ltd.	27,130	457,959
Oil Search, Ltd.	47,003	258,870
Orica, Ltd.	13,519	158,372
Origin Energy, Ltd.	53,340	224,952
Platinum Asset Mangement, Ltd.	10,739	41,557
Qantas Airways, Ltd.	11,580	27,813
QBE Insurance Group, Ltd.	44,109	315,623
Ramsay Health Care, Ltd.	5,134	312,398
REA Group, Ltd.	2,460	106,998
Santos, Ltd.	55,812	157,305
Scentre Group	184,773	667,066
SEEK, Ltd.	11,910	142,778
Sonic Healthcare, Ltd.	14,194	240,363
South32, Ltd.	112,851	210,266
South32, Ltd. (London Stock Exchange)	74,597	141,429
Stockland	78,546	287,669
Suncorp Group, Ltd.	41,061	383,074
Sydney Airport	43,802	234,782
Tabcorp Holdings, Ltd.	36,319	139,078
Tatts Group, Ltd.	57,103	160,492
Telstra Corp., Ltd.	147,901	589,699
The GPT Group	65,090	253,464
TPG Telecom, Ltd.	12,913	85,688

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Transurban Group	68,305	$596,940
Treasury Wine Estates, Ltd.	27,796	235,896
Vicinity Centres	108,802	265,343
Vocus Communications, Ltd.	19,820	95,053
Wesfarmers, Ltd.	38,600	1,308,586
Westfield Corp. (I)	69,727	521,740
Westpac Banking Corp.	112,787	2,566,152
Woodside Petroleum, Ltd.	23,956	531,172
Woolworths, Ltd.	43,953	786,925
		31,476,346
Austria - 0.1%
ANDRITZ AG	2,752	149,757
Erste Group Bank AG (I)	8,613	255,047
OMV AG	5,543	159,595
Raiffeisen Bank International AG (I)	2,225	33,867
voestalpine AG	4,357	150,627
		748,893
Belgium - 1.0%
Ageas	7,799	285,161
Anheuser-Busch InBev SA/NV	26,983	3,548,501
Colruyt SA	2,769	153,779
Groupe Bruxelles Lambert SA	3,135	278,273
KBC Groep NV	8,597	501,860
Proximus SADP	5,996	179,377
Solvay SA	2,881	333,830
Telenet Group Holding NV (I)	2,144	111,999
UCB SA	3,593	278,120
Umicore SA	3,265	205,007
		5,875,907
Brazil - 1.0%
Ambev SA	161,130	981,995
Banco Bradesco SA	26,372	229,893
Banco do Brasil SA	29,813	209,011
Banco Santander Brasil SA	14,000	94,707
BB Seguridade Participacoes SA	24,400	224,182
BM&FBovespa SA	55,376	286,232
BR Malls Participacoes SA (I)	20,033	75,767
Braskem SA, ADR (L)	1,584	24,362
BRF SA	19,720	335,443
CCR SA	26,900	140,118
Centrais Eletricas Brasileiras SA, ADR (I)	1,429	10,525
CETIP SA - Mercados Organizados	8,214	108,303
Cia Brasileira de Distribuicao, ADR	628	10,293
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	119,473
Cia Siderurgica Nacional SA (I)	16,100	45,001
Cia Siderurgica Nacional SA, ADR (I)(L)	11,800	32,568
Cielo SA	32,884	328,724
Cosan SA Industria e Comercio	4,911	56,945
CPFL Energia SA	4,848	36,060
Duratex SA	12,966	34,287
EDP - Energias do Brasil SA	11,126	49,196
Embraer SA	10,800	46,526
Embraer SA, ADR	2,626	45,325
Engie Brasil Energia SA	6,400	75,765
Equatorial Energia SA	6,700	103,668
Fibria Celulose SA	3,172	22,443
Fibria Celulose SA, ADR (L)	6,862	48,514
Hypermarcas SA	10,008	85,766
JBS SA	15,473	56,237
Klabin SA	17,800	93,265

The accompanying notes are an integral part of the financial statements.
105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Kroton Educacional SA	47,780	$217,292
Localiza Rent a Car SA	5,576	67,999
Lojas Renner SA	19,700	148,228
M Dias Branco SA	800	32,692
Multiplan Empreendimentos Imobiliarios SA	3,152	61,254
Natura Cosmeticos SA	6,500	62,419
Odontoprev SA	11,500	45,722
Petroleo Brasileiro SA (I)	97,329	453,104
Porto Seguro SA	4,419	40,519
Qualicorp SA	4,950	29,193
Raia Drogasil SA	8,100	165,081
Rumo Logistica Operadora Multimodal SA (I)	19,396	37,693
Sul America SA	6,310	31,490
Telefonica Brasil SA, ADR	6,017	87,066
Tim Participacoes SA	32,920	79,968
TOTVS SA	4,500	42,037
Ultrapar Participacoes SA	12,100	264,387
Vale SA	40,700	222,889
WEG SA	21,060	114,361
		6,213,988
Canada - 6.7%
Agnico Eagle Mines, Ltd.	7,200	389,375
Agrium, Inc.	4,600	416,716
Alimentation Couche-Tard, Inc., Class B	14,400	697,856
AltaGas, Ltd.	6,200	159,448
ARC Resources, Ltd. (L)	11,900	215,242
Atco, Ltd., Class I	2,800	99,498
Bank of Montreal	21,500	1,408,861
Barrick Gold Corp.	40,640	719,591
BCE, Inc.	5,424	250,497
BlackBerry, Ltd. (I)	19,900	158,660
Bombardier, Inc., Class B (I)	67,600	92,747
Brookfield Asset Management, Inc., Class A	28,648	1,007,304
CAE, Inc.	8,000	113,602
Cameco Corp.	16,400	140,130
Canadian Imperial Bank of Commerce (L)	13,600	1,054,558
Canadian National Railway Company	26,000	1,699,577
Canadian Natural Resources, Ltd.	37,360	1,194,313
Canadian Pacific Railway, Ltd.	4,800	732,430
Canadian Tire Corp., Ltd., Class A	2,600	260,367
Canadian Utilities, Ltd., Class A	4,800	135,444
CCL Industries, Inc., Class B	1,000	192,545
Cenovus Energy, Inc.	27,000	387,522
CGI Group, Inc., Class A (I)	7,000	333,420
CI Financial Corp.	8,400	161,156
Constellation Software, Inc.	700	315,556
Crescent Point Energy Corp.	17,300	228,126
Dollarama, Inc.	4,000	312,298
Eldorado Gold Corp. (I)	25,100	98,720
Element Financial Corp.	13,200	165,208
Empire Company, Ltd.	5,700	85,025
Enbridge, Inc.	31,600	1,388,815
Encana Corp.	30,700	320,818
Fairfax Financial Holdings, Ltd.	800	468,750
Finning International, Inc.	4,900	91,132
First Capital Realty, Inc.	4,700	78,742
First Quantum Minerals, Ltd.	24,054	199,113
Fortis, Inc.	10,100	324,798
Franco-Nevada Corp.	6,300	440,152
George Weston, Ltd.	1,600	133,469
Gildan Activewear, Inc.	7,900	220,630
Goldcorp, Inc.	27,184	448,595
Great-West Lifeco, Inc.	9,500	233,816

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
H&R Real Estate Investment Trust	5,700	$97,451
Husky Energy, Inc. (I)	14,097	172,673
Hydro One, Ltd. (S)	7,000	138,191
IGM Financial, Inc.	3,300	89,093
Imperial Oil, Ltd.	10,630	332,524
Industrial Alliance Insurance &
Financial Services, Inc.	3,500	125,999
Intact Financial Corp.	4,200	303,615
Inter Pipeline, Ltd.	11,700	247,029
Keyera Corp.	6,800	219,868
Kinross Gold Corp. (I)	43,729	184,322
Linamar Corp.	1,700	70,983
Loblaw Companies, Ltd.	7,840	403,369
Magna International, Inc.	14,000	600,999
Manulife Financial Corp. (O)	67,600	953,753
Methanex Corp. (Toronto Stock Exchange)	3,500	124,692
Metro, Inc.	8,600	282,329
National Bank of Canada (L)	11,800	418,412
Onex Corp.	2,600	167,441
Open Text Corp.	3,900	252,618
Pembina Pipeline Corp.	13,300	405,301
Peyto Exploration & Development Corp.	6,000	168,391
Potash Corp. of Saskatchewan, Inc.	29,500	480,068
Power Corp. of Canada	13,800	292,314
Power Financial Corp.	9,000	208,545
PrairieSky Royalty, Ltd.	7,947	162,035
Restaurant Brands International, Inc.	7,846	349,854
RioCan Real Estate Investment Trust	5,300	109,963
Rogers Communications, Inc., Class B	12,400	526,075
Royal Bank of Canada	50,000	3,096,917
Saputo, Inc.	9,100	316,223
Seven Generations Energy, Ltd., Class A (I)	6,800	163,683
Shaw Communications, Inc., Class B	14,600	298,800
Silver Wheaton Corp.	15,500	418,705
Smart Real Estate Investment Trust	2,800	75,445
SNC-Lavalin Group, Inc.	5,300	208,170
Sun Life Financial, Inc.	21,500	699,596
Suncor Energy, Inc.	55,535	1,541,663
Teck Resources, Ltd., Class B	19,761	356,224
TELUS Corp.	6,100	201,280
The Bank of Nova Scotia (L)	41,000	2,172,583
The Jean Coutu Group PJC, Inc., Class A	2,900	44,496
The Toronto-Dominion Bank	62,200	2,761,178
Thomson Reuters Corp.	11,077	458,041
Tourmaline Oil Corp. (I)	7,400	200,462
TransCanada Corp. (L)	24,100	1,144,610
Turquoise Hill Resources, Ltd. (I)	40,020	118,356
Veresen, Inc.	12,100	123,587
Vermilion Energy, Inc.	4,000	154,945
Waste Connections, Inc.	1,782	132,908
West Fraser Timber Company, Ltd.	2,400	73,960
Yamana Gold, Inc.	36,544	157,379
		40,381,740
Chile - 0.2%
Antofagasta PLC	15,103	102,306
Banco Santander Chile, ADR	13,061	270,232
Cencosud SA	61,383	183,954
Cia Cervecerias Unidas SA, ADR	6,197	125,117
Empresa Nacional de
Electricidad SA, ADR (L)	6,770	134,317
Endesa Americas SA, ADR	6,770	92,749
Enersis Americas SA, ADR	26,429	216,454
Enersis Chile SA	26,429	125,538

The accompanying notes are an integral part of the financial statements.
106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Itau CorpBanca, ADR	2,999	$39,947
Latam Airlines Group SA, ADR (I)(L)	11,197	90,920
Sociedad Quimica y Minera de Chile SA, ADR	4,454	119,813
		1,501,347
China - 5.1%
58.com, Inc., ADR (I)	1,500	71,490
AAC Technologies Holdings, Inc.	27,342	276,264
Agricultural Bank of China, Ltd., H Shares	807,000	348,089
Air China, Ltd., H Shares	84,534	57,144
Alibaba Group Holding, Ltd., ADR (I)	37,800	3,998,862
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	67,574
Anhui Conch Cement Company, Ltd., H Shares	56,790	156,960
ANTA Sports Products, Ltd.	17,000	46,482
AviChina Industry & Technology
Company, Ltd., H Shares	72,000	48,837
Baidu, Inc., ADR (I)	9,200	1,675,044
Bank of China, Ltd., H Shares	2,759,563	1,274,377
Bank of Communications Company, Ltd.,
H Shares	337,527	259,609
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	60,176
Belle International Holdings, Ltd.	185,860	128,686
BYD Company, Ltd., H Shares	24,105	160,343
CGN Power Company, Ltd., H Shares (S)	226,000	67,330
China Cinda Asset Management
Company, Ltd., H Shares	304,800	108,553
China CITIC Bank Corp., Ltd., H Shares	310,800	207,887
China Coal Energy Company, Ltd., H Shares (I)	179,000	97,432
China Communications Construction
Company, Ltd., H Shares	152,335	161,665
China Communications Services Corp., Ltd.,
H Shares	129,600	81,346
China Conch Venture Holdings, Ltd.	46,400	90,806
China Construction Bank Corp., H Shares	2,823,914	2,120,868
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	39,637
China Everbright Bank Company, Ltd.,
H Shares	120,000	56,201
China Evergrande Group	148,959	101,788
China Galaxy Securities Company, Ltd.,
H Shares	129,500	119,110
China Huishan Dairy Holdings Company, Ltd.	225,000	84,241
China Life Insurance Company, Ltd., H Shares	258,624	677,637
China Longyuan Power Group Corp., H Shares	99,000	81,120
China Medical System Holdings, Ltd.	37,300	63,059
China Mengniu Dairy Company, Ltd.	89,004	166,584
China Merchants Bank Company, Ltd.,
H Shares	130,823	332,687
China Minsheng Banking Corp., Ltd., H Shares	202,080	234,761
China National Building Material
Company, Ltd., H Shares	116,000	51,951
China Oilfield Services, Ltd., H Shares	56,000	49,108
China Pacific Insurance Group Company, Ltd.,
H Shares	90,500	338,455
China Petroleum & Chemical Corp., H Shares	881,361	650,674
China Railway Construction Corp., H Shares	67,500	77,346
China Railway Group, Ltd., H Shares	179,000	130,867
China Shenhua Energy Company, Ltd.,
H Shares	127,500	252,001
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	31,285
China Southern Airlines Company, Ltd.,
H Shares	64,000	36,103

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Telecom Corp., Ltd., H Shares	481,604	$245,697
China Vanke Company, Ltd., H Shares	45,400	118,692
Chongqing Rural Commercial Bank, H Shares	88,000	54,575
CITIC Securities Company, Ltd., H Shares	75,500	161,921
CNOOC, Ltd.	621,258	783,725
Country Garden Holdings Company, Ltd.	237,574	126,232
CRRC Corp., Ltd., H Shares	164,150	149,430
CSPC Pharmaceutical Group, Ltd.	144,000	144,574
Ctrip.com International, Ltd., ADR (I)	11,300	526,241
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	124,261
ENN Energy Holdings, Ltd.	26,000	127,283
Fosun International, Ltd.	60,000	90,858
Geely Automobile Holdings, Ltd.	75,000	67,534
GF Securities Company, Ltd., H Shares	32,600	69,493
GOME Electrical Appliances Holding, Ltd.	386,127	47,632
Great Wall Motor Company, Ltd., H Shares	72,000	70,801
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	131,465
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	69,091
Haitong Securities Company, Ltd., H Shares	113,200	193,543
Hengan International Group Company, Ltd.	25,000	208,631
Huaneng Power International, Inc., H Shares	149,436	94,253
Huatai Securities Company, Ltd., H Shares (S)	29,600	60,449
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,475,735	1,571,276
JD.com, Inc., ADR (I)	23,100	602,679
Jiangsu Expressway Company, Ltd., H Shares	41,145	57,098
Jiangxi Copper Company, Ltd., H Shares	54,075	62,109
Kingsoft Corp., Ltd.	23,000	54,952
Lenovo Group, Ltd.	217,436	145,127
Longfor Properties Company, Ltd.	53,600	82,803
NetEase, Inc., ADR	2,600	626,028
New China Life Insurance Company, Ltd.,
H Shares	24,900	111,226
New Oriental Education & Technology
Group, Inc., ADR (I)	4,500	208,620
PetroChina Company, Ltd., H Shares	734,261	486,711
PICC Property & Casualty Company, Ltd.,
H Shares	126,242	211,654
Ping An Insurance Group Company of
China, Ltd., H Shares	179,290	939,872
Semiconductor
Manufacturing International Corp. (I)	839,000	94,512
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	53,969
Shanghai Electric Group Company, Ltd.,
H Shares (I)	144,864	68,967
Shenzhou International Group Holdings, Ltd.	24,000	167,948
Shui On Land, Ltd.	188,275	51,453
Sino-Ocean Land Holding, Ltd.	177,213	82,270
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	119,901	60,889
Sinopharm Group Company, Ltd., H Shares	30,000	145,300
SOHO China, Ltd.	140,000	75,961
TAL Education Group, ADR (I)	1,400	99,176
Tencent Holdings, Ltd.	189,300	5,262,925
The People’s Insurance Company Group of
China, Ltd., H Shares	226,000	93,079
Tingyi Cayman Islands Holding Corp.	76,000	88,417
Tsingtao Brewery Company, Ltd., H Shares	12,000	46,974
Vipshop Holdings, Ltd., ADR (I)	13,500	198,045

The accompanying notes are an integral part of the financial statements.
107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Want Want China Holdings, Ltd.	243,000	$151,228
Weichai Power Company, Ltd., H Shares	39,360	53,107
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	35,957
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	58,299
Zhejiang Expressway Company, Ltd., H Shares	49,718	52,671
Zhuzhou CRRC Times Electric Company, Ltd.	18,000	94,034
Zijin Mining Group Company, Ltd., H Shares	285,469	91,476
ZTE Corp., H Shares	25,887	37,907
		31,131,539
Colombia - 0.1%
Bancolombia SA, ADR	15,325	598,288
Ecopetrol SA, ADR (I)(L)	8,500	74,460
		672,748
Czech Republic - 0.0%
CEZ AS	6,817	121,784
Komercni Banka AS	3,440	119,292
		241,076
Denmark - 1.2%
AP Moeller - Maersk A/S, Class A	120	168,599
AP Moeller - Maersk A/S, Class B	245	360,369
Carlsberg A/S, B Shares	3,383	323,327
Chr. Hansen Holding A/S	3,392	202,043
Coloplast A/S, B Shares	4,165	323,917
Danske Bank A/S	24,066	704,073
DSV A/S	6,003	299,521
Genmab A/S (I)	1,792	306,706
ISS A/S	5,377	223,440
Novo Nordisk A/S, B Shares	62,291	2,596,209
Novozymes A/S, B Shares	7,442	328,236
Pandora A/S	3,543	429,127
TDC A/S (I)	31,300	184,338
Tryg A/S	4,500	90,418
Vestas Wind Systems A/S	8,020	662,481
William Demant Holding A/S (I)	5,000	102,037
		7,304,841
Egypt - 0.0%
Commercial International Bank Egypt SAE	41,265	221,946
Global Telecom Holding SAE (I)	23,717	11,190
Talaat Moustafa Group	51,769	31,499
		264,635
Finland - 0.7%
Elisa OYJ	6,060	223,332
Fortum OYJ	16,798	271,456
Kone OYJ, B Shares	11,934	605,857
Metso OYJ	4,686	136,750
Neste OYJ	4,388	187,175
Nokia OYJ	186,663	1,081,404
Nokian Renkaat OYJ	3,680	134,174
Orion OYJ, Class B	2,574	101,477
Sampo OYJ, A Shares	15,692	697,160
Stora Enso OYJ, R Shares	20,482	181,948
UPM-Kymmene OYJ	19,972	421,703
Wartsila OYJ ABP	5,074	228,427
		4,270,863
France - 6.6%
Accor SA	5,923	235,022
Aeroports de Paris	1,056	104,784
Air Liquide SA (L)	13,248	1,420,677
Airbus Group SE	20,243	1,227,768

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Alstom SA (I)	5,147	$136,193
Arkema SA	2,630	243,493
Atos SE	3,185	342,895
AXA SA	65,139	1,385,004
BNP Paribas SA	36,134	1,858,511
Bollore SA (I)	30,997	107,908
Bouygues SA	6,726	223,057
Bureau Veritas SA	8,832	189,492
Capgemini SA	5,485	537,771
Carrefour SA	19,603	508,276
Casino Guichard Perrachon SA	2,363	115,018
Christian Dior SE	1,870	335,380
Cie de Saint-Gobain	16,928	732,479
Cie Generale des Etablissements Michelin	6,398	708,487
CNP Assurances	6,491	109,055
Credit Agricole SA	38,695	381,686
Danone SA	20,166	1,497,390
Dassault Systemes	4,082	354,362
Edenred	6,907	161,401
Eiffage SA	1,921	149,290
Electricite de France SA (L)	9,425	114,724
Engie SA	47,847	741,858
Essilor International SA	7,168	924,645
Eurazeo SA	1,521	88,239
Eutelsat Communications SA	6,171	127,724
Fonciere Des Regions	1,157	107,814
Gecina SA	1,027	161,845
Groupe Eurotunnel SE	16,415	177,815
Hermes International	908	369,659
ICADE	923	72,020
Iliad SA	983	206,369
Imerys SA	1,144	82,628
Ingenico Group SA	1,910	167,000
JCDecaux SA (I)	2,889	93,415
Kering	2,659	536,544
Klepierre	7,623	349,920
L’Oreal SA	8,607	1,626,813
Lagardere SCA	4,134	105,278
Legrand SA	9,501	560,078
LVMH Moet Hennessy Louis Vuitton SE	9,583	1,634,015
Natixis SA	36,204	168,924
Orange SA	67,652	1,059,947
Pernod Ricard SA	7,327	867,772
Peugeot SA (I)	13,635	208,218
Publicis Groupe SA	6,920	523,624
Remy Cointreau SA	873	74,497
Renault SA	6,573	540,758
Rexel SA	10,105	154,793
Safran SA	10,522	756,769
Sanofi	38,972	2,967,770
Schneider Electric SA	18,515	1,287,982
Schneider Electric SE	623	43,130
SCOR SE	4,682	145,602
SFR Group SA	3,352	98,735
Societe BIC SA	859	127,003
Societe Generale SA	25,702	889,146
Sodexo SA	2,979	354,860
Suez	10,572	174,706
Technip SA	4,167	256,164
Thales SA	3,762	346,410
TOTAL SA	75,294	3,581,045
Unibail-Rodamco SE	3,397	915,948
Valeo SA	8,319	485,572

The accompanying notes are an integral part of the financial statements.
108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Veolia Environnement SA	15,809	$364,267
Vinci SA	16,448	1,259,568
Vivendi SA	39,872	804,720
Wendel SA	986	115,066
Zodiac Aerospace	6,450	156,978
		40,043,776
Germany - 5.9%
adidas AG	6,318	1,098,861
Allianz SE	15,520	2,306,442
Axel Springer SE	1,565	80,196
BASF SE	31,007	2,654,997
Bayer AG	27,917	2,803,727
Bayerische Motoren Werke AG	11,379	958,063
Beiersdorf AG	3,496	330,000
Brenntag AG	5,216	285,050
Commerzbank AG	37,619	243,056
Continental AG	3,759	792,030
Covestro AG (S)	2,378	140,726
Daimler AG	32,707	2,306,760
Deutsche Bank AG (I)	47,586	620,203
Deutsche Boerse AG (I)	6,708	544,480
Deutsche Lufthansa AG	9,293	103,602
Deutsche Post AG	32,753	1,025,452
Deutsche Telekom AG	108,863	1,828,964
Deutsche Wohnen AG	11,387	414,353
E.ON SE	69,335	492,801
Evonik Industries AG	4,913	166,327
Fraport AG Frankfurt Airport
Services Worldwide	1,295	70,876
Fresenius Medical Care AG & Company KGaA	7,543	659,910
Fresenius SE & Company KGaA	13,022	1,040,223
GEA Group AG	6,174	343,258
Hannover Rueck SE	2,036	218,251
HeidelbergCement AG	4,956	468,700
Henkel AG & Company KGaA	3,508	409,154
HOCHTIEF AG	698	98,506
Hugo Boss AG	2,319	128,370
Infineon Technologies AG	39,273	700,301
K+S AG	6,726	127,719
Lanxess AG	3,216	200,188
Linde AG	6,270	1,065,409
MAN SE	2,251	237,421
Merck KGaA	4,363	470,617
METRO AG	6,304	187,644
Muenchener Rueckversicherungs-Gesellschaft
AG (Munich Re)	5,730	1,070,175
OSRAM Licht AG	2,942	172,833
ProSiebenSat.1 Media SE	7,728	331,341
RWE AG (I)	16,521	285,311
SAP SE	33,368	3,051,599
Siemens AG	25,671	3,010,205
Symrise AG	4,236	310,647
Telefonica Deutschland Holding AG	27,806	112,112
ThyssenKrupp AG	13,161	314,456
TUI AG	17,680	251,230
Uniper SE (I)	6,933	84,931
United Internet AG	4,503	199,426
Volkswagen AG	1,096	158,705
Vonovia SE	15,732	596,390
Zalando SE (I)	2,963	123,799
		35,695,797

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Greece - 0.1%
Alpha Bank AE (I)	53,207	$89,057
Eurobank Ergasias SA (I)	62,351	35,969
FF Group (I)	1,869	46,491
Hellenic Telecommunications Organization SA	8,503	74,621
JUMBO SA	5,651	70,619
National Bank of Greece SA (I)	184,167	38,491
OPAP SA	8,113	68,670
Piraeus Bank SA (I)	219,791	33,438
Titan Cement Company SA	2,489	58,759
		516,115
Hong Kong - 3.4%
AIA Group, Ltd.	404,200	2,718,142
Alibaba Health Information Technology, Ltd. (I)	84,000	47,382
Alibaba Pictures Group, Ltd. (I)	350,000	73,584
ASM Pacific Technology, Ltd.	6,500	53,803
Beijing Enterprises Holdings, Ltd.	19,786	100,973
Beijing Enterprises Water Group, Ltd. (I)	152,000	103,622
BOC Hong Kong Holdings, Ltd.	126,828	431,520
Brilliance China Automotive Holdings, Ltd.	94,000	106,058
Cathay Pacific Airways, Ltd.	31,782	44,429
Cheung Kong Infrastructure Holdings, Ltd.	18,772	161,907
Cheung Kong Property Holdings, Ltd.	92,665	681,630
China Everbright International, Ltd.	86,000	103,106
China Everbright, Ltd.	32,216	66,441
China Gas Holdings, Ltd.	74,000	117,739
China Jinmao Holdings Group, Ltd.	74,000	22,967
China Merchants Port Holdings Company, Ltd.	40,744	109,295
China Mobile, Ltd.	206,030	2,530,949
China Overseas Land & Investment, Ltd.	142,882	491,228
China Power International Development, Ltd.	111,000	43,007
China Resources Beer Holdings Company, Ltd.	65,979	140,618
China Resources Gas Group, Ltd.	18,000	61,822
China Resources Land, Ltd.	110,964	312,853
China Resources Power
Holdings Company, Ltd.	68,244	118,638
China State Construction
International Holdings, Ltd.	42,000	55,575
China Taiping Insurance
Holdings Company, Ltd. (I)	60,500	120,643
China Unicom Hong Kong, Ltd.	165,982	202,230
CITIC, Ltd.	149,967	215,667
CK Hutchison Holdings, Ltd.	92,663	1,184,441
CLP Holdings, Ltd.	54,900	568,603
COSCO SHIPPING Ports, Ltd.	89,683	92,275
First Pacific Company, Ltd.	92,250	65,893
Galaxy Entertainment Group, Ltd.	78,000	296,613
GCL-Poly Energy Holdings, Ltd.	161,000	21,581
Guangdong Investment, Ltd.	99,220	158,499
Haier Electronics Group Company, Ltd.	37,000	61,546
Hanergy Thin Film Power Groupd, Ltd. (I)	428,695	11,883
Hang Lung Properties, Ltd.	88,326	200,353
Hang Seng Bank, Ltd.	27,019	485,026
Henderson Land Development Company, Ltd.	45,112	269,173
HK Electric Investments & HK
Electric Investments, Ltd. (S)	88,500	86,767
HKT Trust & HKT, Ltd.	89,233	125,481
Hong Kong & China Gas Company, Ltd.	269,815	512,324
Hong Kong Exchanges & Clearing, Ltd.	40,398	1,069,147
Hongkong Land Holdings, Ltd.	39,000	277,866
Hysan Development Company, Ltd.	24,415	114,874
Jardine Matheson Holdings, Ltd.	8,400	509,852
Kerry Properties, Ltd.	21,438	70,430
Kunlun Energy Company, Ltd.	118,000	91,217

The accompanying notes are an integral part of the financial statements.
109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Li & Fung Ltd.	211,600	$109,031
Link REIT	77,244	570,223
Melco Crown Entertainment, Ltd., ADR	6,385	102,862
MTR Corp., Ltd.	51,783	286,154
New World Development Company, Ltd.	142,666	187,077
Nine Dragons Paper Holdings, Ltd.	81,000	76,378
Noble Group, Ltd. (I)	116,038	13,075
NWS Holdings, Ltd.	55,189	92,486
PCCW, Ltd.	181,876	112,020
Power Assets Holdings, Ltd.	49,082	480,300
Shanghai Industrial Holdings, Ltd.	33,930	98,218
Shangri-La Asia, Ltd.	70,102	77,050
Shimao Property Holdings, Ltd.	64,000	87,471
Sino Biopharmaceutical, Ltd.	96,000	64,937
Sino Land Company, Ltd.	133,911	238,673
SJM Holdings, Ltd.	83,000	61,509
Sun Art Retail Group, Ltd.	86,000	59,483
Sun Hung Kai Properties, Ltd.	48,130	731,709
Swire Pacific, Ltd., Class A	22,163	240,031
Swire Properties, Ltd.	43,628	128,317
Techtronic Industries Company, Ltd.	49,000	191,947
The Bank of East Asia, Ltd.	50,857	207,567
The Wharf Holdings, Ltd.	46,876	343,909
WH Group, Ltd. (S)	125,803	101,679
Wheelock & Company, Ltd.	35,000	207,892
Yue Yuen Industrial Holdings, Ltd.	20,067	82,934
		20,462,604
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	1,549	95,965
OTP Bank PLC	9,034	237,339
Richter Gedeon Nyrt	4,794	97,426
		430,730
India - 1.8%
Adani Ports and Special Economic Zone, Ltd.	28,840	111,007
Ambuja Cements, Ltd.	22,913	86,802
Asian Paints, Ltd.	10,113	176,442
Aurobindo Pharma, Ltd.	9,153	118,046
Axis Bank, Ltd.	56,195	459,717
Bajaj Auto, Ltd.	2,923	124,864
Bajaj Finance, Ltd.	5,420	86,827
Bharti Airtel, Ltd.	42,144	198,824
Bharti Infratel, Ltd.	15,904	88,086
Bosch, Ltd.	253	86,634
Cipla, Ltd.	12,134	105,819
Coal India, Ltd.	24,417	118,569
Dabur India, Ltd.	17,709	72,341
Dr. Reddy’s Laboratories, Ltd., ADR (L)	6,754	313,521
Eicher Motors, Ltd.	425	159,253
GAIL India, Ltd., GDR	2,800	94,760
Godrej Consumer Products, Ltd.	3,999	94,779
HCL Technologies, Ltd.	19,756	237,717
Hero MotoCorp, Ltd.	1,675	86,117
Hindustan Unilever, Ltd.	25,000	327,204
Housing Development Finance Corp., Ltd.	50,347	1,057,165
ICICI Bank, Ltd., ADR	47,330	353,555
Idea Cellular, Ltd.	42,286	50,454
Indiabulls Housing Finance, Ltd.	10,065	125,298
Infosys, Ltd., ADR	66,848	1,054,861
ITC, Ltd.	97,500	355,206
Larsen & Toubro, Ltd.	11,107	240,250
LIC Housing Finance, Ltd.	9,991	87,232
Lupin, Ltd.	7,740	172,863

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Mahindra & Mahindra, Ltd., GDR	11,560	$245,308
Maruti Suzuki India, Ltd.	3,626	299,574
Nestle India, Ltd.	776	74,897
NTPC, Ltd.	55,338	123,834
Oil & Natural Gas Corp., Ltd.	29,798	115,403
Reliance Capital, Ltd., GDR (L)(S)	4,327	35,543
Reliance Industries, Ltd., GDR (S)	28,620	938,958
Shriram Transport Finance Company, Ltd.	4,949	86,930
State Bank of India, GDR	5,224	194,487
Sun Pharmaceutical Industries, Ltd.	29,657	331,662
Tata Consultancy Services, Ltd.	14,500	530,209
Tata Motors, Ltd., ADR	16,666	666,307
Tata Steel, Ltd., GDR	11,000	60,554
Tech Mahindra, Ltd.	7,790	49,340
UltraTech Cement, Ltd., GDR	1,026	59,353
United Spirits, Ltd. (I)	2,025	75,218
UPL, Ltd.	10,066	102,339
Vedanta, Ltd., ADR	9,500	98,515
Wipro Ltd., ADR (L)	32,749	317,993
Zee Entertainment Enterprises, Ltd.	20,071	164,856
		11,215,493
Indonesia - 0.6%
Adaro Energy Tbk PT	315,000	29,231
Astra International Tbk PT	679,000	430,842
Bank Central Asia Tbk PT	428,500	516,843
Bank Danamon Indonesia Tbk PT	200,286	62,257
Bank Mandiri Persero Tbk PT	357,837	308,750
Bank Negara Indonesia Persero Tbk PT	276,500	117,953
Bank Rakyat Indonesia Persero Tbk PT	386,000	362,198
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	74,351
Gudang Garam Tbk PT	26,000	123,719
Hanjaya Mandala Sampoerna Tbk PT	362,500	109,782
Indocement Tunggal Prakarsa Tbk PT	53,500	71,330
Indofood Sukses Makmur Tbk PT	147,500	98,646
Kalbe Farma Tbk PT	855,000	112,653
Matahari Department Store Tbk PT	88,500	125,664
Perusahaan Gas Negara Persero Tbk PT	480,500	106,156
Semen Indonesia Persero Tbk PT	111,000	86,225
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	643,499
Telekomunikasi Indonesia Persero Tbk
PT, ADR	179	11,828
Unilever Indonesia Tbk PT	66,500	227,351
United Tractors Tbk PT	92,779	126,404
		3,745,682
Ireland - 0.9%
AerCap Holdings NV (I)	5,714	219,932
Bank of Ireland (I)	853,257	177,351
CRH PLC (I)	27,963	928,544
DCC PLC	2,971	269,933
Experian PLC	32,402	647,323
Irish Bank Resolution Corp., Ltd. (I)	38,483	0
James Hardie Industries PLC	16,532	258,832
Kerry Group PLC, Class A	5,738	477,905
Paddy Power Betfair PLC	2,701	305,420
Ryanair Holdings PLC, ADR	1,872	140,456
Shire PLC	30,304	1,959,542
		5,385,238
Israel - 0.5%
Azrieli Group, Ltd.	1,424	62,389
Bank Hapoalim BM	44,835	254,580

The accompanying notes are an integral part of the financial statements.
110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Bank Leumi Le-Israel BM (I)	54,437	$207,178
Bezeq The Israeli Telecommunication Corp., Ltd.	65,229	123,073
Check Point Software Technologies, Ltd. (I)	4,402	341,639
Israel Chemicals, Ltd.	16,931	65,956
Mizrahi Tefahot Bank, Ltd.	5,543	70,498
Mobileye NV (I)	5,885	250,524
NICE, Ltd.	1,954	130,110
Taro Pharmaceutical Industries, Ltd. (I)(L)	503	55,587
Teva Pharmaceutical Industries, Ltd.	29,726	1,379,729
		2,941,263
Italy - 1.2%
Assicurazioni Generali SpA	40,662	496,239
Atlantia SpA	14,314	363,543
Enel SpA	253,630	1,130,364
Eni SpA	83,821	1,207,892
EXOR SpA	3,038	123,014
Ferrari NV	3,118	162,029
Intesa Sanpaolo SpA	418,527	929,179
Intesa Sanpaolo SpA	42,950	90,111
Leonardo-Finmeccanica SpA (I)	12,314	139,576
Luxottica Group SpA	5,802	277,123
Mediobanca SpA	18,489	120,334
Poste Italiane SpA (S)	17,531	120,280
Prysmian SpA	7,382	193,302
Saipem SpA (I)	230,092	97,485
Snam SpA	82,228	455,946
Telecom Italia SpA (I)	379,537	315,359
Telecom Italia SpA (I)	233,394	158,439
Terna Rete Elettrica Nazionale SpA	57,188	294,780
UniCredit SpA	166,656	388,463
Unione di Banche Italiane SpA (L)	27,462	63,294
UnipolSai SpA	31,557	51,382
		7,178,134
Japan - 16.6%
ABC-Mart, Inc.	700	47,669
Acom Company, Ltd. (I)	10,000	47,145
Aeon Company, Ltd.	22,200	328,459
AEON Financial Service Company, Ltd	2,700	47,261
Aeon Mall Company, Ltd.	3,300	52,123
Air Water, Inc.	5,000	94,418
Aisin Seiki Company, Ltd.	6,300	288,626
Ajinomoto Company, Inc.	20,000	445,929
Alfresa Holdings Corp.	5,200	110,107
Alps Electric Company, Ltd.	6,100	147,240
Amada Company, Ltd.	12,000	124,828
ANA Holdings, Inc.	34,000	92,369
Aozora Bank, Ltd.	39,000	134,424
Asahi Glass Company, Ltd.	30,000	193,979
Asahi Group Holdings, Ltd.	13,300	484,483
Asahi Kasei Corp.	46,000	366,581
Ashikaga Holdings Company, Ltd.	26,910	96,406
Asics Corp.	5,900	118,875
Astellas Pharma, Inc.	72,600	1,133,944
Bandai Namco Holdings, Inc.	6,199	189,740
Benesse Holdings, Inc.	2,400	61,299
Bridgestone Corp.	22,300	821,616
Brother Industries, Ltd.	9,200	161,751
Calbee, Inc.	2,500	94,721
Canon, Inc.	36,600	1,062,585
Casio Computer Company, Ltd.	6,700	93,807
Central Japan Railway Company	4,900	838,905

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chubu Electric Power Company, Inc.	21,100	$307,015
Chugai Pharmaceutical Company, Ltd.	7,000	253,009
Concordia Financial Group, Ltd.	35,000	152,714
Credit Saison Company, Ltd.	5,000	83,011
Dai Nippon Printing Company, Ltd.	20,000	196,193
Daicel Corp.	10,034	126,800
Daiichi Sankyo Company, Ltd.	21,400	514,208
Daikin Industries Ltd.	8,100	755,858
Daito Trust Construction Company, Ltd.	2,600	415,843
Daiwa House Industry Company, Ltd.	19,000	521,449
Daiwa Securities Group, Inc.	52,900	297,843
Denso Corp.	15,900	634,482
Dentsu, Inc.	7,600	386,822
Don Quijote Holdings Company, Ltd.	3,700	135,736
East Japan Railway Company	11,500	1,038,037
Eisai Company, Ltd.	8,700	544,129
Electric Power Development Company, Ltd.	4,600	110,558
FamilyMart UNY Holdings Company, Ltd.	1,700	113,486
FANUC Corp.	6,600	1,114,842
Fast Retailing Company, Ltd.	1,800	579,644
Fuji Electric Company, Ltd.	17,000	78,129
Fuji Heavy Industries, Ltd.	19,200	720,374
FUJIFILM Holdings Corp.	14,700	544,531
Fujitsu, Ltd.	59,000	317,516
Fukuoka Financial Group, Inc.	29,000	120,534
GungHo Online Entertainment, Inc.	13,000	31,944
Hakuhodo DY Holdings, Inc.	9,900	116,029
Hamamatsu Photonics KK	5,400	166,133
Hankyu Hanshin Holdings, Inc.	7,200	248,248
Hikari Tsushin, Inc.	700	65,002
Hino Motors, Ltd.	10,000	106,842
Hirose Electric Company, Ltd.	865	113,732
Hisamitsu Pharmaceutical Company, Inc.	2,400	129,720
Hitachi Chemical Company, Ltd.	3,700	85,015
Hitachi Construction Machinery Company, Ltd.	4,100	81,758
Hitachi High-Technologies Corp.	3,200	128,099
Hitachi Metals, Ltd.	9,000	110,720
Hitachi, Ltd.	166,000	777,973
Hokuriku Electric Power Company	6,300	76,772
Honda Motor Company, Ltd.	55,700	1,607,519
Hoshizaki Corp., Ltd.	1,400	127,758
Hoya Corp.	14,400	579,281
Hulic Company, Ltd.	9,000	91,956
Idemitsu Kosan Company, Ltd.	2,800	57,972
IHI Corp.	44,000	127,873
Iida Group Holdings Company, Ltd.	5,000	100,614
Inpex Corp.	31,000	281,867
Isetan Mitsukoshi Holdings, Ltd.	12,219	120,312
Isuzu Motors, Ltd.	18,300	215,411
ITOCHU Corp.	53,200	669,765
J Front Retailing Company, Ltd.	9,000	117,846
Japan Airlines Company, Ltd.	4,000	117,582
Japan Airport Terminal Company, Ltd. (L)	1,500	57,358
Japan Exchange Group, Inc.	20,000	312,721
Japan Post Bank Company, Ltd.	14,000	166,359
Japan Post Holdings Company, Ltd.	15,000	188,569
Japan Prime Realty Investment Corp.	28	126,416
Japan Real Estate Investment Corp.	42	251,156
Japan Retail Fund Investment Corp.	93	229,372
Japan Tobacco, Inc.	37,100	1,518,697
JFE Holdings, Inc.	15,400	225,125
JGC Corp.	7,000	121,860
JSR Corp.	6,500	102,164

The accompanying notes are an integral part of the financial statements.
111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JTEKT Corp.	7,300	$109,646
JX Holdings, Inc.	71,011	287,421
Kajima Corp.	33,000	230,930
Kakaku.com, Inc.	5,000	90,539
Kamigumi Company, Ltd.	9,000	78,516
Kaneka Corp.	11,829	93,655
Kansai Electric Power Company, Inc. (I)	24,500	222,886
Kansai Paint Company, Ltd.	7,000	153,444
Kao Corp.	17,400	983,762
Kawasaki Heavy Industries, Ltd.	50,000	154,911
KDDI Corp.	63,200	1,958,063
Keihan Holdings Company, Ltd.	17,000	118,899
Keikyu Corp.	18,000	187,821
Keio Corp.	20,000	174,896
Keisei Electric Railway Company, Ltd.	4,000	100,009
Keyence Corp.	1,599	1,171,571
Kikkoman Corp.	5,000	160,134
Kintetsu Group Holdings Company, Ltd.	62,000	260,212
Kirin Holdings Company, Ltd.	27,500	457,042
Kobe Steel, Ltd. (I)	10,500	95,234
Koito Manufacturing Company, Ltd.	4,000	194,679
Komatsu, Ltd.	31,700	727,173
Konami Holdings Corp.	3,700	142,969
Konica Minolta, Inc.	14,500	122,791
Kose Corp.	1,000	102,397
Kubota Corp.	38,700	585,744
Kuraray Company, Ltd.	13,200	195,822
Kurita Water Industries Ltd.	4,400	104,550
Kyocera Corp.	10,400	499,754
Kyowa Hakko Kirin Company, Ltd.	9,473	149,629
Kyushu Electric Power Company, Inc.	16,300	152,996
Kyushu Financial Group, Inc.	14,000	95,388
Lawson, Inc.	2,100	165,894
LIXIL Group Corp.	8,700	186,385
M3, Inc.	7,400	253,305
Mabuchi Motor Company, Ltd.	1,600	88,785
Makita Corp.	3,900	277,874
Marubeni Corp.	60,000	308,226
Marui Group Company, Ltd.	7,600	100,394
Maruichi Steel Tube, Ltd.	1,200	41,494
Mazda Motor Corp.	18,600	285,357
McDonald’s Holdings Company Japan, Ltd.	2,600	76,585
Medipal Holdings Corp.	5,490	95,164
MEIJI Holdings Company, Ltd.	4,000	397,162
Minebea Company, Ltd.	11,000	104,034
Miraca Holdings, Inc.	2,300	114,686
Mitsubishi Chemical Holdings Corp.	42,600	267,077
Mitsubishi Corp.	50,700	1,155,761
Mitsubishi Electric Corp.	67,000	858,720
Mitsubishi Estate Company, Ltd.	43,000	806,963
Mitsubishi Gas & Chemicals Company, Inc.	7,415	106,154
Mitsubishi Heavy Industries, Ltd.	105,000	439,226
Mitsubishi Logistics Corp.	5,943	85,951
Mitsubishi Materials Corp.	3,900	106,674
Mitsubishi Motors Corp.	24,700	115,381
Mitsubishi Tanabe Pharma Corp.	7,000	149,929
Mitsubishi UFJ Financial Group, Inc.	434,700	2,202,228
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	80,765
Mitsui & Company, Ltd.	58,200	806,587
Mitsui Chemicals, Inc.	25,000	118,919
Mitsui Fudosan Company, Ltd.	31,000	659,507
Mitsui OSK Lines, Ltd.	47,000	109,294

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mixi, Inc.	1,800	$65,216
Mizuho Financial Group, Inc.	810,200	1,365,542
MS&AD Insurance Group Holdings, Inc.	17,100	476,598
Murata Manufacturing Company, Ltd.	6,700	874,572
Nabtesco Corp.	3,900	110,489
Nagoya Railroad Co Ltd.	30,000	163,249
NEC Corp.	95,000	245,027
Nexon Company, Ltd.	4,100	64,405
NGK Insulators, Ltd.	9,000	187,025
NGK Spark Plug Company, Ltd.	6,800	120,158
NH Foods, Ltd.	5,238	126,537
NHK Spring Company, Ltd.	4,600	44,593
Nidec Corp.	7,800	720,979
Nikon Corp.	12,400	185,185
Nintendo Company, Ltd.	3,600	963,910
Nippon Building Fund, Inc.	48	304,121
Nippon Electric Glass Company, Ltd.	14,000	72,491
Nippon Express Company, Ltd.	30,000	140,249
Nippon Paint Holdings Company, Ltd.	6,000	200,777
Nippon Prologis REIT, Inc.	60	151,755
Nippon Steel & Sumitomo Metal Corp.	26,500	543,790
Nippon Telegraph & Telephone Corp.	23,200	1,061,075
Nippon Yusen KK	55,000	102,978
Nissan Motor Company, Ltd.	85,300	836,697
Nisshin Seifun Group, Inc.	7,400	112,795
Nissin Foods Holdings Company, Ltd.	2,200	133,714
Nitori Holdings Company, Ltd.	2,600	311,669
Nitto Denko Corp.	5,300	344,213
NOK Corp.	3,800	83,149
Nomura Holdings, Inc.	125,400	561,985
Nomura Real Estate Holdings, Inc.	4,500	76,065
Nomura Real Estate Master Fund, Inc.	121	201,811
Nomura Research Institute, Ltd.	4,620	159,455
NSK, Ltd.	17,815	182,653
NTT Data Corp.	4,500	224,750
NTT DOCOMO, Inc.	48,900	1,242,207
NTT Urban Development Corp.	2,200	21,254
Obayashi Corp.	22,000	218,213
OBIC Company, Ltd.	2,200	117,147
Odakyu Electric Railway Company, Ltd.	11,500	256,072
Oji Holdings Corp.	30,000	118,906
Olympus Corp.	9,000	314,292
Omron Corp.	7,100	255,564
Ono Pharmaceutical Company, Ltd.	14,500	404,847
Oracle Corp. Japan	1,500	84,747
ORIX Corp.	45,900	677,147
Osaka Gas Company, Ltd.	69,000	289,401
Otsuka Corp.	2,200	104,493
Otsuka Holdings Company, Ltd.	13,600	619,924
Panasonic Corp.	72,100	721,112
Park24 Company, Ltd.	3,300	107,326
Pola Orbis Holdings, Inc.	800	71,614
Rakuten, Inc.	32,500	424,232
Recruit Holdings Company, Ltd.	9,000	367,139
Resona Holdings, Inc.	70,300	295,654
Ricoh Company, Ltd.	24,000	217,186
Rinnai Corp.	1,200	111,713
Rohm Company, Ltd.	2,900	152,860
Ryohin Keikaku Company, Ltd.	800	161,567
Sankyo Company, Ltd.	1,900	64,912
Santen Pharmaceutical Company, Ltd.	14,000	206,729
SBI Holdings, Inc.	8,013	95,711
Secom Company, Ltd.	6,800	507,785

The accompanying notes are an integral part of the financial statements.
112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sega Sammy Holdings, Inc.	6,900	$98,428
Seibu Holdings, Inc.	4,000	66,033
Seiko Epson Corp.	9,400	181,001
Sekisui Chemical Company, Ltd.	12,600	181,216
Sekisui House, Ltd.	20,000	340,734
Seven & i Holdings Company, Ltd.	25,900	1,224,430
Seven Bank Ltd.	20,400	65,339
Shikoku Electric Power Company, Inc.	6,400	63,290
Shimadzu Corp.	9,000	137,354
Shimamura Company, Ltd.	700	85,219
Shimano, Inc.	2,600	386,162
Shimizu Corp.	20,000	178,750
Shin-Etsu Chemical Company, Ltd.	13,000	907,047
Shinsei Bank, Ltd.	69,000	104,633
Shionogi & Company, Ltd.	10,300	527,705
Shiseido Company, Ltd.	12,400	328,423
Showa Shell Sekiyu KK	6,845	63,632
SMC Corp.	1,900	548,592
SoftBank Group Corp.	32,800	2,125,722
Sohgo Security Services Company, Ltd.	2,100	112,860
Sompo Japan Nipponkoa Holdings, Inc.	11,500	340,830
Sony Corp.	43,300	1,434,555
Sony Financial Holdings, Inc.	5,800	79,876
Stanley Electric Company, Ltd.	4,500	121,670
Start Today Company, Ltd.	6,000	103,240
Sumitomo Chemical Company, Ltd.	49,000	217,727
Sumitomo Corp.	35,900	401,888
Sumitomo Dainippon Pharma Company, Ltd.	7,200	139,455
Sumitomo Electric Industries, Ltd.	26,500	374,623
Sumitomo Heavy Industries, Ltd.	20,010	98,869
Sumitomo Metal Mining Company, Ltd.	17,000	234,800
Sumitomo Mitsui Financial Group, Inc.	43,600	1,472,791
Sumitomo Mitsui Trust Holdings, Inc.	11,700	382,258
Sumitomo Realty & Development Company, Ltd.	12,000	311,050
Sumitomo Rubber Industries, Ltd.	7,100	107,394
Sundrug Company, Ltd.	1,200	100,727
Suntory Beverage & Food, Ltd.	5,000	216,192
Suruga Bank, Ltd.	6,000	143,818
Suzuken Company, Ltd.	2,640	87,174
Suzuki Motor Corp.	13,000	435,435
Sysmex Corp.	4,800	356,129
T&D Holdings, Inc.	18,800	212,085
Taiheiyo Cement Corp.	42,000	120,853
Taisei Corp.	37,000	277,584
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	122,991
Taiyo Nippon Sanso Corp.	7,100	74,080
Takashimaya Company, Ltd.	11,181	91,807
Takeda Pharmaceutical Company, Ltd.	23,900	1,145,518
TDK Corp.	4,000	267,997
Teijin, Ltd.	6,400	124,160
Terumo Corp.	10,500	403,889
The Bank of Kyoto, Ltd.	13,000	95,158
The Chiba Bank, Ltd.	22,000	124,942
The Chugoku Bank, Ltd.	6,000	73,189
The Chugoku Electric Power Company, Inc.	8,600	108,139
The Dai-ichi Life Insurance Company, Ltd.	37,100	508,994
The Hachijuni Bank, Ltd.	13,000	67,706
The Hiroshima Bank, Ltd.	14,000	58,072
The Iyo Bank, Ltd.	10,000	60,556
The Oriental Land Company, Ltd.	6,900	420,195
The Shizuoka Bank, Ltd.	17,000	136,204
The Yokohama Rubber Company, Ltd.	5,000	80,036

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
THK Company, Ltd.	4,000	$78,681
Tobu Railway Company, Ltd.	40,000	203,762
Toho Company, Ltd.	4,567	151,704
Toho Gas Company, Ltd.	14,000	131,099
Tohoku Electric Power Company, Inc.	13,800	179,965
Tokio Marine Holdings, Inc.	23,300	893,555
Tokyo Electric Power Company, Inc. (I)	45,400	196,669
Tokyo Electron, Ltd.	5,800	512,627
Tokyo Gas Company, Ltd.	78,000	347,024
Tokyo Tatemono Company, Ltd.	7,500	90,219
Tokyu Corp.	39,000	297,505
Tokyu Fudosan Holdings Corp.	15,000	81,572
TonenGeneral Sekiyu KK	10,000	101,409
Toppan Printing Company, Ltd.	16,000	144,431
Toray Industries, Inc.	49,000	477,235
Toshiba Corp. (I)	138,000	460,009
TOTO Ltd.	4,500	170,132
Toyo Seikan Group Holdings, Ltd.	4,800	84,860
Toyo Suisan Kaisha, Ltd.	2,500	106,058
Toyoda Gosei Company, Ltd.	2,466	57,334
Toyota Industries Corp.	5,100	236,725
Toyota Motor Corp.	91,680	5,318,031
Toyota Tsusho Corp.	7,900	183,594
Trend Micro, Inc.	4,000	139,541
Tsuruha Holdings, Inc.	1,200	138,721
Unicharm Corp.	12,900	334,723
United Urban Investment Corp.	85	154,609
USS Company, Ltd.	7,770	131,503
West Japan Railway Company	5,300	328,781
Yahoo Japan Corp.	52,400	209,014
Yakult Honsha Company, Ltd.	2,843	128,494
Yamada Denki Company, Ltd.	19,300	95,730
Yamaguchi Financial Group, Inc.	7,000	74,615
Yamaha Corp.	6,700	216,888
Yamaha Motor Company, Ltd.	8,100	163,647
Yamato Holdings Company, Ltd.	10,600	247,082
Yamazaki Baking Company, Ltd.	4,000	98,356
Yaskawa Electric Corp.	9,000	134,612
Yokogawa Electric Corp.	7,686	102,392
		100,637,122
Jersey, Channel Islands - 0.1%
Randgold Resources Ltd.	3,156	316,305
Jordan - 0.0%
Hikma Pharmaceuticals PLC	4,820	125,906
Luxembourg - 0.2%
ArcelorMittal (I)	61,972	377,930
Millicom International Cellular SA	1,809	93,727
RTL Group SA	1,422	118,133
SES SA	11,632	285,624
Tenaris SA	16,418	233,847
		1,109,261
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	62,796
Sands China, Ltd.	88,800	389,222
Wynn Macau, Ltd.	61,415	102,515
		554,533
Malaysia - 0.6%
AirAsia BHD	21,700	14,664
Alliance Financial Group BHD	53,600	48,227
AMMB Holdings BHD	59,087	58,481
Astro Malaysia Holdings BHD	78,000	51,494

The accompanying notes are an integral part of the financial statements.
113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Axiata Group BHD	96,549	$121,874
Berjaya Sports Toto BHD	11,624	9,303
British American Tobacco Malaysia BHD	4,300	51,088
CIMB Group Holdings BHD	100,106	114,244
Dialog Group BHD	166,000	58,665
DiGi.Com BHD	110,800	133,439
Felda Global Ventures Holdings BHD	39,000	22,107
Gamuda BHD	72,333	85,632
Genting BHD	72,900	139,936
Genting Malaysia BHD	105,700	116,364
Genting Plantations BHD	15,000	39,938
Hong Leong Bank BHD	23,269	73,953
Hong Leong Financial Group BHD	6,104	22,794
IHH Healthcare BHD	71,800	109,970
IJM Corp. BHD	87,420	67,861
IOI Corp. BHD	114,466	123,338
IOI Properties Group BHD	66,770	40,272
Kuala Lumpur Kepong BHD	17,150	99,598
Lafarge Malaysia BHD	9,360	17,948
Malayan Banking BHD	115,622	209,869
Malaysia Airports Holdings BHD	34,427	54,501
Maxis BHD	67,200	100,229
MISC BHD	26,280	47,994
Petronas Chemicals Group BHD	99,800	160,548
Petronas Dagangan BHD	12,200	69,340
Petronas Gas BHD	21,200	112,185
PPB Group BHD	17,700	69,338
Public Bank BHD	97,378	466,924
RHB Capital BHD	29,167	32,818
SapuraKencana Petroleum BHD (I)	80,300	30,664
Sime Darby BHD	105,296	195,077
Telekom Malaysia BHD	42,705	70,090
Tenaga Nasional BHD	124,350	430,121
UMW Holdings BHD	25,500	36,051
YTL Corp. BHD	153,792	66,576
YTL Power International BHD	51,383	19,895
		3,793,410
Malta - 0.0%
BGP Holdings PLC (I)	271,827	17,405
Brait SE (I)	14,080	113,246
		130,651
Mexico - 0.9%
Alfa SAB de CV, Class A	97,680	152,139
America Movil SAB de CV, Series L	1,098,332	626,493
Arca Continental SAB de CV	16,000	95,226
Cemex SAB de CV (I)	470,528	373,467
Coca-Cola Femsa SAB de CV, Series L	19,312	144,907
El Puerto de Liverpool SAB de CV	7,600	79,568
Fibra Uno Administracion SA de CV	89,000	162,717
Fomento Economico Mexicano SAB de CV	64,420	592,944
Fresnillo PLC	7,504	176,074
Gentera SAB de CV	28,000	50,585
Gruma SAB de CV, Class B	8,700	114,138
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,000	133,092
Grupo Aeroportuario del Sureste SAB de CV, B Shares	8,200	119,948
Grupo Bimbo SAB de CV, Series A	60,384	159,760
Grupo Carso SAB de CV, Series A1	17,777	71,292
Grupo Comercial Chedraui SA de CV	17,100	37,349
Grupo Financiero Banorte SAB de CV, Series O	88,162	462,822
Grupo Financiero Inbursa SAB de CV, Series O	86,738	136,886

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Santander Mexico SAB de CV, Class B	65,000	$114,045
Grupo Lala SAB de CV	27,400	52,285
Grupo Mexico SAB de CV, Series B	132,866	324,940
Grupo Televisa SAB	86,426	443,947
Industrias Penoles SAB de CV	4,883	116,851
Kimberly-Clark de Mexico SAB de CV, Class A	56,178	127,076
Mexichem SAB de CV	31,640	70,705
OHL Mexico SAB de CV (I)	27,000	35,829
Promotora y Operadora de Infraestructura SAB de CV	9,800	105,502
Wal-Mart de Mexico SAB de CV	185,988	407,184
		5,487,771
Netherlands - 3.0%
ABN AMRO Group NV (S)	8,028	165,989
Aegon NV	69,149	263,765
Akzo Nobel NV	8,736	590,905
Altice NV, Class A (I)	13,549	242,658
Altice NV, Class B (I)	3,193	57,387
ASML Holding NV	11,890	1,303,043
Boskalis Westminster NV	3,554	126,490
Gemalto NV	2,994	191,824
Heineken Holding NV	3,458	277,042
Heineken NV	7,902	694,599
ING Groep NV (I)	132,152	1,631,506
Koninklijke Ahold Delhaize NV	45,486	1,035,993
Koninklijke DSM NV	6,738	455,056
Koninklijke KPN NV	114,399	379,548
Koninklijke Philips NV	33,930	1,003,979
Koninklijke Vopak NV	2,830	148,426
NN Group NV	11,311	347,254
NXP Semiconductors NV (I)	9,869	1,006,737
OCI NV (I)	3,633	53,543
QIAGEN NV (I)	7,465	205,835
Randstad Holding NV	4,700	213,722
Royal Dutch Shell PLC, A Shares	144,467	3,594,018
Royal Dutch Shell PLC, B Shares	125,685	3,258,453
Steinhoff International Holdings NV	97,104	556,106
Wolters Kluwer NV	10,629	454,405
		18,258,283
New Zealand - 0.1%
Auckland International Airport, Ltd.	32,864	176,146
Contact Energy, Ltd.	8,664	31,800
Fletcher Building, Ltd.	23,909	187,243
Mercury NZ, Ltd.	24,155	53,567
Meridian Energy, Ltd.	43,320	82,124
Ryman Healthcare, Ltd.	12,940	90,834
Spark New Zealand, Ltd.	63,312	166,568
		788,282
Norway - 0.5%
DNB ASA	34,358	451,696
Gjensidige Forsikring ASA	6,934	129,688
Marine Harvest ASA (I)	12,838	230,289
Norsk Hydro ASA	44,388	191,923
Orkla ASA	27,353	283,247
Schibsted ASA, A Shares	2,593	76,360
Schibsted ASA, B Shares	3,056	81,997
Statoil ASA	40,338	677,206
Telenor ASA	26,027	447,558

The accompanying notes are an integral part of the financial statements.
114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Yara International ASA	6,981	$232,628
		2,802,592
Peru - 0.1%
Cia de Minas Buenaventura SAA (I)	2,364	32,718
Credicorp, Ltd.	2,134	324,837
Southern Copper Corp.	4,674	122,926
		480,481
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	133,218
Aboitiz Power Corp.	72,200	68,115
Ayala Corp.	7,160	126,859
Ayala Land, Inc.	253,800	206,571
Bank of the Philippine Islands	29,885	64,739
BDO Unibank, Inc.	64,484	146,263
Energy Development Corp.	244,436	29,842
Globe Telecom, Inc.	970	40,953
GT Capital Holdings, Inc.	3,100	92,396
JG Summit Holdings, Inc.	85,100	131,024
Jollibee Foods Corp.	18,900	96,361
Megaworld Corp.	564,000	55,154
Metropolitan Bank & Trust Company	46,417	81,797
PLDT, Inc.	3,730	131,930
Security Bank Corp.	15,170	75,715
SM Investments Corp.	8,302	115,617
SM Prime Holdings, Inc.	241,744	140,799
Universal Robina Corp.	30,280	111,437
		1,848,790
Poland - 0.2%
Alior Bank SA (I)	4,231	51,379
Bank Handlowy w Warszawie SA	1,164	23,151
Bank Millennium SA (I)	12,341	18,111
Bank Pekao SA	4,928	159,556
Bank Zachodni WBK SA	1,033	84,092
Boryszew SA (I)	2,380	4,332
CCC SA	1,215	56,273
Cyfrowy Polsat SA (I)	6,360	40,760
Enea SA (I)	3,933	8,760
Energa SA	7,178	14,091
Eurocash SA	2,447	27,216
Grupa Lotos SA (I)	3,293	24,525
KGHM Polska Miedz SA	5,681	110,692
LPP SA	42	43,260
mBank SA (I)	525	46,962
Orange Polska SA	26,179	41,058
PGE Polska Grupa Energetyczna SA	26,654	70,812
Polski Koncern Naftowy Orlen SA	11,432	194,426
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	83,185
Powszechna Kasa Oszczednosci Bank Polski SA	30,479	208,204
Powszechny Zaklad Ubezpieczen SA	23,000	146,770
Synthos SA (I)	14,988	17,055
Tauron Polska Energia SA (I)	37,474	25,499
		1,500,169
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	284,000
Galp Energia SGPS SA	15,169	207,238
Jeronimo Martins SGPS SA	7,332	127,076
		618,314
Romania - 0.0%
New Europe Property Investments PLC	7,681	87,095

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Russia - 0.8%
Gazprom PJSC, ADR	251,662	$1,064,530
Gazprom PJSC, ADR	3,680	15,512
Lukoil PJSC, ADR	23,756	1,157,630
MMC Norilsk Nickel PJSC, ADR	39,185	628,919
Mobile TeleSystems PJSC, ADR	20,264	154,614
NovaTek OJSC, GDR	3,057	336,988
Rosneft PJSC	39,131	214,041
Sberbank of Russia PJSC, ADR	34,900	330,466
Sberbank of Russia PJSC, ADR (NYSE)	40,000	376,800
Severstal PJSC, GDR	4,250	51,286
Sistema PJSC, GDR	3,202	23,815
Surgutneftegas OJSC, ADR	23,070	111,659
Surgutneftegas OJSC, ADR	22,274	104,242
Tatneft PJSC, ADR	7,986	246,223
VTB Bank PJSC, GDR	50,760	113,089
		4,929,814
Singapore - 0.9%
Ascendas Real Estate Investment Trust	73,531	136,142
CapitaLand Commercial Trust	71,000	83,038
CapitaLand Mall Trust	90,402	144,027
CapitaLand, Ltd.	89,999	212,467
City Developments, Ltd.	14,000	93,638
ComfortDelGro Corp., Ltd.	70,000	144,794
DBS Group Holdings, Ltd.	62,194	705,706
Genting Singapore PLC	226,200	125,002
Global Logistic Properties, Ltd.	108,000	148,970
Golden Agri-Resources, Ltd.	284,496	74,387
Hutchison Port Holdings Trust	215,400	96,158
Jardine Cycle & Carriage, Ltd.	5,052	159,575
Keppel Corp., Ltd.	49,969	198,878
Oversea-Chinese Banking Corp., Ltd.	107,797	687,008
Sembcorp Industries, Ltd.	38,019	72,759
Sembcorp Marine, Ltd.	36,999	35,674
Singapore Airlines, Ltd.	23,140	178,772
Singapore Exchange, Ltd.	28,000	152,725
Singapore Press Holdings, Ltd.	59,500	166,754
Singapore Technologies Engineering, Ltd.	54,000	128,445
Singapore Telecommunications, Ltd.	279,840	818,502
StarHub, Ltd.	21,000	53,026
Suntec Real Estate Investment Trust	82,000	103,401
United Overseas Bank, Ltd.	44,650	619,465
UOL Group, Ltd.	25,367	104,852
Wilmar International, Ltd.	72,000	170,941
		5,615,106
South Africa - 1.6%
African Bank Investments, Ltd. (I)	52,291	1,181
Anglo American Platinum, Ltd. (I)	2,632	74,047
AngloGold Ashanti, Ltd. (I)	14,430	230,625
Aspen Pharmacare Holdings, Ltd.	11,866	267,987
Barclays Africa Group, Ltd.	12,071	133,271
Coronation Fund Managers, Ltd.	8,138	41,685
Discovery, Ltd.	16,606	136,888
Exxaro Resources, Ltd.	4,891	30,068
FirstRand, Ltd.	118,126	409,272
Fortress Income Fund, Ltd.	25,525	60,972
Gold Fields, Ltd.	29,492	142,961
Growthpoint Properties, Ltd.	81,770	150,652
Hyprop Investments, Ltd.	8,505	75,027
Impala Platinum Holdings, Ltd. (I)	22,733	114,871
Imperial Holdings, Ltd.	6,917	84,460
Investec PLC	19,237	117,264
Investec, Ltd.	7,953	48,818

The accompanying notes are an integral part of the financial statements.
115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Liberty Holdings, Ltd.	4,754	$40,390
Life Healthcare Group Holdings, Ltd.	42,158	116,631
Massmart Holdings, Ltd.	4,351	37,606
Mediclinic International PLC	9,103	109,977
MMI Holdings, Ltd.	19,936	32,466
Mondi PLC	12,906	271,154
Mondi, Ltd.	4,137	86,927
Mr. Price Group, Ltd.	8,969	99,219
MTN Group, Ltd.	59,164	507,204
Naspers, Ltd., N Shares	14,694	2,543,134
Nedbank Group, Ltd.	7,167	116,572
Netcare, Ltd.	36,217	88,901
Pick n Pay Stores, Ltd.	7,147	35,839
Rand Merchant Investment Holdings, Ltd.	31,391	94,592
Redefine Properties, Ltd.	129,382	107,953
Remgro, Ltd.	18,654	312,153
Resilient REIT, Ltd.	9,826	82,209
RMB Holdings, Ltd.	31,391	133,933
Sanlam, Ltd.	47,254	220,196
Sappi, Ltd. (I)	26,810	138,867
Sasol, Ltd.	19,396	529,910
Shoprite Holdings, Ltd.	16,492	230,437
Sibanye Gold, Ltd.	24,516	87,164
Standard Bank Group, Ltd.	42,608	437,812
The Bidvest Group, Ltd.	11,166	131,659
The Foschini Group, Ltd.	7,014	71,179
The SPAR Group, Ltd.	5,706	80,031
Tiger Brands, Ltd.	6,286	174,289
Truworths International, Ltd.	19,528	101,209
Vodacom Group, Ltd.	13,061	146,748
Woolworths Holdings, Ltd.	33,746	190,534
		9,476,944
South Korea - 3.2%
Amorepacific Corp.	1,183	419,518
AMOREPACIFIC Group	770	116,336
BGF retail Company, Ltd.	330	57,993
BNK Financial Group, Inc.	8,021	62,791
Celltrion, Inc. (I)(L)	2,760	267,920
Cheil Worldwide, Inc.	3,910	57,062
CJ CheilJedang Corp.	326	107,888
CJ Corp.	456	77,426
Coway Company, Ltd.	1,930	167,650
Daelim Industrial Company, Ltd.	877	66,413
Daewoo Engineering & Construction Company, Ltd. (I)	2,130	12,396
DGB Financial Group, Inc.	4,763	39,219
Dongbu Insurance Company, Ltd.	1,810	112,528
Doosan Heavy Industries and Construction Company, Ltd.	2,030	48,039
E-MART, Inc.	817	117,225
GS Engineering & Construction Corp. (I)	1,468	39,465
GS Holdings Corp.	2,038	99,645
Hana Financial Group, Inc.	9,912	252,348
Hankook Tire Company, Ltd.	3,008	162,632
Hanmi Pharm Company, Ltd.	201	93,395
Hanon Systems	9,450	106,921
Hanssem Company, Ltd.	370	59,390
Hanwha Chemical Corp.	2,217	49,109
Hanwha Corp.	2,040	65,306
Hanwha Life Insurance Company, Ltd.	8,120	42,580
Hotel Shilla Company, Ltd.	1,190	65,719
Hyosung Corp.	1,033	122,737
Hyundai Department Store Company, Ltd.	494	53,380

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Development Company	2,360	$110,626
Hyundai Engineering & Construction Company, Ltd.	2,649	95,330
Hyundai Glovis Company, Ltd.	539	89,015
Hyundai Heavy Industries Company, Ltd. (I)	1,587	200,647
Hyundai Marine & Fire Insurance Company, Ltd.	2,650	87,488
Hyundai Mobis Company, Ltd.	2,332	585,230
Hyundai Motor Company	4,805	593,810
Hyundai Steel Company	2,189	101,755
Hyundai Wia Corp.	644	50,942
Industrial Bank of Korea	7,080	77,192
Kakao Corp.	874	65,194
Kangwon Land, Inc.	4,000	142,932
KB Financial Group, Inc.	10,980	377,657
KB Financial Group, Inc., ADR	2,772	94,830
KCC Corp.	196	70,631
KEPCO Plant Service & Engineering Company, Ltd.	700	36,865
Kia Motors Corp.	8,934	343,261
Korea Aerospace Industries, Ltd.	1,710	119,171
Korea Electric Power Corp.	6,370	312,042
Korea Electric Power Corp., ADR	4,277	104,273
Korea Gas Corp.	1,166	47,070
Korea Investment Holdings Company, Ltd.	1,170	43,600
Korea Zinc Company, Ltd.	339	148,744
Korean Air Lines Company, Ltd. (I)	1,090	34,711
KT Corp.	2,633	76,399
KT&G Corp.	3,640	414,521
Kumho Petrochemical Company, Ltd.	614	39,300
LG Chem, Ltd.	1,568	346,799
LG Corp.	3,654	215,935
LG Display Company, Ltd.	7,650	195,573
LG Display Company, Ltd., ADR	2,417	30,744
LG Electronics, Inc.	3,460	151,107
LG Household & Health Care, Ltd.	362	315,030
LG Innotek Company, Ltd.	210	15,015
LG Uplus Corp.	6,602	70,606
Lotte Chemical Corp.	562	153,197
Lotte Confectionery Company, Ltd.	200	32,011
Lotte Shopping Company, Ltd.	410	77,205
Mirae Asset Daewoo Company, Ltd.	7,159	51,257
Mirae Asset Securities Company, Ltd.	2,239	46,721
NAVER Corp.	965	776,886
NCSoft Corp.	632	170,483
NH Investment & Securities Company, Ltd.	3,944	36,039
OCI Company, Ltd. (I)	650	55,651
Orion Corp.	143	107,771
POSCO	2,241	464,490
Posco Daewoo Corp.	1,626	36,550
S-1 Corp.	810	74,834
S-Oil Corp.	1,778	132,115
Samsung C&T Corp.	2,007	272,793
Samsung Card Company, Ltd.	1,490	68,066
Samsung Electro-Mechanics Company, Ltd.	2,318	103,479
Samsung Electronics Company, Ltd.	3,408	4,964,646
Samsung Fire & Marine Insurance Company, Ltd.	1,090	277,625
Samsung Heavy Industries Company, Ltd. (I)(L)	6,270	53,763
Samsung Life Insurance Company, Ltd.	2,349	225,587
Samsung SDI Company, Ltd.	1,793	157,491
Samsung SDS Company, Ltd.	930	130,840

The accompanying notes are an integral part of the financial statements.
116

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Securities Company, Ltd.	2,498	$79,134
Shinhan Financial Group Company, Ltd.	14,125	517,323
Shinhan Financial Group Company, Ltd., ADR	350	12,754
Shinsegae Company, Ltd.	197	32,590
SK Holdings Company, Ltd.	1,335	258,349
SK Hynix, Inc.	19,510	716,211
SK Innovation Company, Ltd.	2,274	336,932
SK Networks Company, Ltd.	3,090	18,894
SK Telecom Company, Ltd.	677	138,813
Woori Bank	12,174	126,538
Yuhan Corp.	350	88,506
		19,542,620
Spain - 2.1%
Abertis Infraestructuras SA	16,584	258,371
ACS Actividades de Construccion y Servicios SA	7,346	222,063
Aena SA (S)	2,372	350,132
Amadeus IT Group SA	14,275	712,511
Banco Bilbao Vizcaya Argentaria SA	215,133	1,301,683
Banco de Sabadell SA (L)	181,121	232,041
Banco Popular Espanol SA	121,583	150,480
Banco Santander SA	21,368	82,196
Banco Santander SA	490,269	2,175,014
Bankia SA	160,432	131,647
Bankinter SA	23,159	164,779
CaixaBank SA	93,644	236,641
Distribuidora Internacional de Alimentacion SA	23,600	146,143
Enagas SA	7,812	235,004
Endesa SA	10,933	234,402
Ferrovial SA	15,889	338,322
Gas Natural SDG SA	12,174	250,275
Grifols SA	8,562	184,557
Iberdrola SA	185,071	1,258,379
Industria de Diseno Textil SA	35,939	1,332,549
Mapfre SA	37,878	105,976
Red Electrica Corp. SA	13,656	294,651
Repsol SA	39,891	541,892
Telefonica SA	148,995	1,506,801
Zardoya Otis SA	6,200	59,652
		12,506,161
Sweden - 1.9%
Alfa Laval AB	10,314	161,702
Assa Abloy AB, B Shares	34,221	694,948
Atlas Copco AB, A Shares	23,341	702,670
Atlas Copco AB, B Shares	13,732	375,226
Boliden AB	10,826	254,461
Electrolux AB, Series B	9,396	235,340
Getinge AB, B Shares	6,512	126,242
Hennes & Mauritz AB, B Shares	31,231	881,515
Hexagon AB, B Shares	8,169	356,753
Husqvarna AB, B Shares	18,793	164,017
ICA Gruppen AB	2,659	87,836
Industrivarden AB, C Shares	2,860	52,936
Investor AB, B Shares	14,754	539,476
Kinnevik AB, B Shares	7,421	189,263
Lundin Petroleum AB (I)	8,518	155,913
Nordea Bank AB	100,775	1,000,744
Sandvik AB	33,680	370,605
Securitas AB, B Shares	10,739	179,846
Skandinaviska Enskilda Banken AB, A Shares	49,129	493,816
Skanska AB, B Shares	11,411	266,592
SKF AB, B Shares	12,256	211,653

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Svenska Cellulosa AB, B Shares	19,945	$591,985
Svenska Handelsbanken AB, A Shares	51,359	705,984
Swedbank AB, A Shares	29,478	692,633
Swedish Match AB	6,740	247,302
Tele2 AB, B Shares	12,690	109,541
Telefonaktiebolaget LM Ericsson, B Shares	99,887	721,212
Telia Company AB	82,426	369,193
Volvo AB, B Shares	52,551	600,021
		11,539,425
Switzerland - 6.5%
ABB, Ltd. (I)	66,023	1,488,025
Actelion, Ltd. (I)	3,610	626,458
Adecco Group AG	5,898	332,445
Aryzta AG (I)	3,464	154,085
Baloise Holding AG	1,757	212,741
Barry Callebaut AG (I)	81	107,800
Chocoladefabriken Lindt & Spruengli AG	35	202,411
Chocoladefabriken Lindt & Spruengli AG	4	273,037
Cie Financiere Richemont SA	17,198	1,048,864
Coca-Cola HBC AG (I)	6,105	141,828
Credit Suisse Group AG (I)	61,425	807,286
Dufry AG (I)	1,420	178,027
EMS-Chemie Holding AG	281	151,039
Galenica AG	134	142,499
Geberit AG	1,296	568,089
Givaudan SA	319	650,352
Glencore PLC (I)	417,963	1,144,449
Holcim, Ltd. (I)	8,825	478,007
Julius Baer Group, Ltd. (I)	7,129	290,592
Kuehne + Nagel International AG	2,068	300,535
LafargeHolcim, Ltd. (I)	6,464	349,278
Lonza Group AG (I)	1,860	356,002
Nestle SA	107,673	8,502,299
Novartis AG	75,142	5,930,231
Pargesa Holding SA	1,375	94,208
Partners Group Holding AG	509	257,165
Roche Holding AG	23,739	5,899,109
Schindler Holding AG	1,670	313,597
Schindler Holding AG	806	152,663
SGS SA	194	434,710
Sika AG	74	360,536
Sonova Holding AG	1,863	264,166
STMicroelectronics NV	24,208	197,849
Swiss Life Holding AG (I)	1,089	282,402
Swiss Prime Site AG (I)	2,297	201,721
Swiss Re AG	11,196	1,011,205
Swisscom AG	910	432,859
Syngenta AG (I)	3,061	1,340,774
The Swatch Group AG	1,109	314,387
The Swatch Group AG	1,748	97,327
UBS Group AG (I)	121,224	1,655,975
Wolseley PLC	8,816	495,831
Zurich Insurance Group AG (I)	4,957	1,278,381
		39,521,244
Taiwan - 2.4%
Acer, Inc. (I)	58,018	27,059
Advanced Semiconductor Engineering, Inc.	215,933	259,327
Advantech Company, Ltd.	10,991	94,602
Asia Cement Corp.	36,863	32,290
Asustek Computer, Inc.	24,952	223,044
AU Optronics Corp.	163,827	60,141
Catcher Technology Company, Ltd.	22,184	181,521

The accompanying notes are an integral part of the financial statements.
117

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Cathay Financial Holding Company, Ltd.	259,901	$334,172
Chang Hwa Commercial Bank, Ltd.	98,170	50,399
Cheng Shin Rubber Industry Company, Ltd.	43,680	92,146
China Airlines, Ltd.	26,874	8,028
China Development Financial Holding Corp.	479,153	122,747
China Life Insurance Company, Ltd.	114,400	105,093
China Steel Corp.	363,388	256,876
Chunghwa Telecom Company, Ltd.	121,148	427,258
Compal Electronics, Inc.	79,764	49,385
CTBC Financial Holding Company, Ltd.	479,135	279,288
Delta Electronics, Inc.	70,866	379,602
E.Sun Financial Holding Company, Ltd.	230,547	131,742
Eclat Textile Company, Ltd.	6,137	73,529
Eva Airways Corp.	28,457	13,004
Evergreen Marine Corp Taiwan, Ltd. (I)	8,886	3,440
Far Eastern New Century Corp.	64,875	48,673
Far EasTone Telecommunications Company, Ltd.	45,159	106,775
First Financial Holding Company, Ltd.	353,224	188,111
Formosa Chemicals & Fibre Corp.	100,212	270,405
Formosa Petrochemical Corp.	24,720	74,524
Formosa Plastics Corp.	131,086	326,441
Formosa Taffeta Company, Ltd.	5,000	4,752
Foxconn Technology Company, Ltd.	15,514	45,744
Fubon Financial Holding Company, Ltd.	211,112	313,692
Hon Hai Precision Industry Company, Ltd.	528,461	1,337,356
Hotai Motor Company, Ltd.	9,000	105,704
HTC Corp. (I)	26,997	75,512
Hua Nan Financial Holdings Company, Ltd.	247,258	126,888
Innolux Corp.	100,841	34,272
Inotera Memories, Inc. (I)	79,000	69,725
Inventec Corp.	25,899	21,261
Largan Precision Company, Ltd.	3,143	383,058
Lite-On Technology Corp.	39,626	57,288
MediaTek, Inc.	49,340	378,828
Mega Financial Holding Company, Ltd.	387,134	273,087
Nan Ya Plastics Corp.	148,992	295,917
Novatek Microelectronics Corp.	7,361	26,082
Pegatron Corp.	71,989	186,308
Pou Chen Corp.	36,641	51,772
Powertech Technology, Inc.	13,149	34,173
President Chain Store Corp.	21,496	171,213
Quanta Computer, Inc.	92,771	194,420
Realtek Semiconductor Corp.	5,999	19,799
Shin Kong Financial Holding Company, Ltd. (I)	107,046	23,616
Siliconware Precision Industries Company	54,855	82,393
SinoPac Financial Holdings Company, Ltd.	144,703	42,839
Synnex Technology International Corp.	24,928	27,664
Taishin Financial Holding Company, Ltd.	287,217	107,166
Taiwan Cement Corp.	60,781	69,326
Taiwan Cooperative Financial Holding Company, Ltd.	257,949	114,211
Taiwan Fertilizer Company, Ltd.	13,000	17,455
Taiwan Mobile Company, Ltd.	62,257	223,846
Taiwan Semiconductor Manufacturing Company, Ltd.	818,227	4,809,656
Teco Electric & Machinery Company, Ltd.	16,000	13,841
Transcend Information, Inc.	6,608	19,322
Uni-President Enterprises Corp.	151,487	285,024
United Microelectronics Corp.	258,313	95,386
Wistron Corp.	40,193	29,978
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yuanta Financial Holdings Company, Ltd.	189,267	67,883

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Yulon Motor Company, Ltd.	17,510	$15,449
		14,471,528
Thailand - 0.5%
Advanced Info Service PCL	48,400	224,297
Airports of Thailand PCL	15,000	172,994
Bangkok Bank PCL	34,900	164,326
Banpu PCL	110,000	49,981
BEC World PCL	46,019	29,292
Bumrungrad Hospital PCL, NVDR	14,300	72,174
Charoen Pokphand Foods PCL	136,200	125,198
CP ALL PCL	173,500	308,604
Glow Energy PCL	27,900	64,430
IRPC PCL	528,400	74,639
Kasikornbank PCL	61,800	335,409
Krung Thai Bank PCL	164,375	83,787
PTT Exploration & Production PCL	60,147	141,490
PTT Global Chemical PCL	65,273	111,260
PTT PCL	34,300	337,502
Siam Cement PCL, Foreign Shares	11,300	169,384
Siam Commercial Bank PCL, Foreign Shares	70,748	303,618
Thai Oil PCL	28,800	57,103
True Corp. PCL	271,202	54,614
		2,880,102
Turkey - 0.3%
Akbank TAS	67,697	181,356
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	49,135
Arcelik AS	6,139	43,205
BIM Birlesik Magazalar AS	8,214	137,017
Coca-Cola Icecek AS	2,884	35,097
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,803	18,046
Eregli Demir ve Celik Fabrikalari TAS	30,186	41,542
Ford Otomotiv Sanayi AS	4,572	48,204
Haci Omer Sabanci Holding AS	31,762	98,261
KOC Holding AS	25,423	109,226
TAV Havalimanlari Holding AS	4,656	19,192
Tupras Turkiye Petrol Rafinerileri AS	4,998	94,645
Turk Hava Yollari AO (I)	25,366	43,446
Turk Telekomunikasyon AS	22,064	41,694
Turkcell Iletisim Hizmetleri AS (I)	29,771	96,261
Turkiye Garanti Bankasi AS	86,216	228,457
Turkiye Halk Bankasi AS	25,911	78,743
Turkiye Is Bankasi, Class C	60,572	95,885
Turkiye Sise ve Cam Fabrikalari AS	39,946	42,333
Turkiye Vakiflar Bankasi TAO, Class D	22,351	34,192
Yapi ve Kredi Bankasi AS (I)	35,813	43,783
		1,579,720
United Kingdom - 11.4%
3i Group PLC	32,836	276,852
Aberdeen Asset Management PLC	35,216	148,641
Admiral Group PLC	7,053	187,193
Aggreko PLC	9,826	121,139
Anglo American PLC (I)	48,446	604,157
Ashtead Group PLC	17,291	284,164
Associated British Foods PLC	12,520	421,856
AstraZeneca PLC	42,494	2,751,543
Auto Trader Group PLC (S)	35,298	185,560
Aviva PLC	139,506	796,028
Babcock International Group PLC	8,659	115,926
BAE Systems PLC	107,860	732,718
Barclays PLC	574,904	1,246,397

The accompanying notes are an integral part of the financial statements.
118

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Barratt Developments PLC	34,575	$221,349
Berkeley Group Holdings PLC	4,343	145,115
BP PLC	635,701	3,705,314
British American Tobacco PLC	62,935	4,013,725
BT Group PLC	288,846	1,453,269
Bunzl PLC	11,962	352,739
Burberry Group PLC	15,023	268,073
Capita PLC	21,255	184,125
Centrica PLC	175,735	519,604
CNH Industrial NV	34,400	246,321
Cobham PLC	59,389	129,200
Coca-Cola European Partners PLC	7,314	291,246
Compass Group PLC	55,937	1,083,306
Croda International PLC	4,431	199,944
Diageo PLC	84,643	2,424,465
Direct Line Insurance Group PLC	47,366	223,743
Dixons Carphone PLC	33,696	160,947
easyJet PLC	5,884	76,721
Fiat Chrysler Automobiles NV	31,182	198,200
G4S PLC	56,956	167,947
GKN PLC	59,980	248,886
GlaxoSmithKline PLC	165,300	3,520,630
Hammerson PLC	26,482	201,547
Hargreaves Lansdown PLC	8,843	145,610
HSBC Holdings PLC	674,016	5,066,394
ICAP PLC	18,696	112,592
IMI PLC	10,620	147,799
Imperial Brands PLC	32,270	1,660,948
Inmarsat PLC	15,909	145,030
InterContinental Hotels Group PLC	6,311	260,107
International Consolidated Airlines Group SA	27,874	144,627
Intertek Group PLC	5,765	260,253
Intu Properties PLC	32,358	124,057
ITV PLC	123,778	300,250
J Sainsbury PLC	44,909	143,037
Johnson Matthey PLC	6,534	278,701
Kingfisher PLC	80,214	391,367
Land Securities Group PLC	25,441	348,635
Legal & General Group PLC	206,053	583,956
Liberty Global PLC LiLAC, Class A (I)	51	1,407
Liberty Global PLC LiLAC, Class C (I)	125	3,506
Lloyds Banking Group PLC	2,155,541	1,522,915
London Stock Exchange Group PLC	10,826	392,304
Marks & Spencer Group PLC	54,764	234,943
Meggitt PLC	26,170	152,746
Merlin Entertainments PLC (S)	24,601	140,046
National Grid PLC	126,453	1,785,864
Next PLC	4,920	304,542
Old Mutual PLC	171,915	450,626
Pearson PLC	27,737	271,146
Persimmon PLC	11,241	264,303
Petrofac, Ltd.	10,236	118,477
Provident Financial PLC	5,041	197,935
Prudential PLC	87,786	1,556,144
Reckitt Benckiser Group PLC	21,545	2,028,341
RELX NV	34,121	610,318
RELX PLC	38,312	726,525
Rio Tinto PLC	41,749	1,387,571
Rio Tinto, Ltd.	14,803	588,872
Rolls-Royce Holdings PLC (I)	63,119	588,878
Royal Bank of Scotland Group PLC (I)	113,690	263,199
Royal Mail PLC	28,114	178,400
RSA Insurance Group PLC	36,872	260,411

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SABMiller PLC	32,692	$1,904,282
Schroders PLC	4,282	149,532
Segro PLC	28,741	168,855
Severn Trent PLC	7,940	257,635
Sky PLC	36,284	420,533
Smith & Nephew PLC	30,850	497,558
Smiths Group PLC	13,338	253,186
SSE PLC	35,464	720,118
St. James’s Place PLC	17,965	220,520
Standard Chartered PLC (I)	110,669	900,593
Standard Life PLC	70,816	315,474
Tate & Lyle PLC	15,746	152,842
Taylor Wimpey PLC	113,396	226,176
Tesco PLC (I)	277,781	657,908
The British Land Company PLC	35,305	289,179
The Sage Group PLC	38,364	366,553
The Weir Group PLC	7,471	164,550
Travis Perkins PLC	9,089	181,285
Unilever NV	55,434	2,554,037
Unilever PLC	43,242	2,046,205
United Utilities Group PLC	23,943	310,988
Vodafone Group PLC	892,134	2,558,560
Whitbread PLC	5,837	296,240
William Hill PLC	32,018	126,310
WM Morrison Supermarkets PLC	81,859	231,140
Worldpay Group PLC (S)	51,745	198,401
WPP PLC	44,426	1,044,255
		69,264,287
United States - 0.1%
Carnival PLC	6,738	328,741
Valeant Pharmaceuticals International, Inc. (I)	11,600	284,618
		613,359
TOTAL COMMON STOCKS (Cost $498,659,012)		$588,178,030

PREFERRED SECURITIES - 1.1%
Brazil - 0.6%
Banco Bradesco SA	92,001	839,343
Braskem SA, A Shares	4,100	31,656
Centrais Eletricas Brasileiras SA, B Shares (I)	4,300	31,561
Cia Brasileira de Distribuicao	2,538	41,440
Cia Energetica de Minas Gerais	26,542	70,025
Cia Energetica de Sao Paulo, B Shares	6,883	31,112
Cia Paranaense de Energia, B Shares	4,400	45,500
Gerdau SA	31,800	86,634
Itau Unibanco Holding SA	96,842	1,057,709
Itausa - Investimentos Itau SA	125,695	322,339
Lojas Americanas SA	16,784	104,198
Petroleo Brasileiro SA (I)	128,851	537,647
Suzano Papel e Celulose SA, A Shares	8,500	27,365
Telefonica Brasil SA	6,552	94,589
Vale SA	61,800	292,643
		3,613,761
Germany - 0.4%
Bayerische Motoren Werke AG	1,808	133,439
FUCHS PETROLUB SE	2,735	124,871
Henkel AG & Company KGaA	6,051	823,552
Porsche Automobil Holding SE	5,169	264,411
Schaeffler AG	5,570	88,208
Volkswagen AG	6,364	838,349
		2,272,830

The accompanying notes are an integral part of the financial statements.
119

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
South Korea - 0.1%
Amorepacific Corp.	300	$57,947
Hyundai Motor Company	1,197	115,060
Hyundai Motor Company	705	64,470
LG Chem, Ltd.	162	24,302
Samsung Electronics Company, Ltd.	616	723,678
		985,457
Spain - 0.0%
Grifols SA, Class B	854	13,676
TOTAL PREFERRED SECURITIES (Cost $7,336,188)		$6,885,724

RIGHTS - 0.0%
Banpu Power PCL (Expiration Date:
10/14/2016; Strike Price: THB 21.00) (I)	4,752	1,905
Samsung Heavy Industries Company, Ltd.
(Expiration Date: 11/09/2016; Strike Price:
KRW 7,170.00) (I)	3,893	7,776
TOTAL RIGHTS (Cost $0)		$9,681

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	696,731	6,971,911
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,971,890)		$6,971,911

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
Invesco Short-Term Investments Trust, STIC
Prime Portfolio, Institutional
Class, 0.3900% (Y)	3,169,307	$3,169,307
TOTAL SHORT-TERM INVESTMENTS (Cost $3,169,307)		$3,169,307
Total Investments (International Equity Index Trust B)
(Cost $516,136,397) - 99.7%		$605,214,653
Other assets and liabilities, net - 0.3%		1,847,396
TOTAL NET ASSETS - 100.0%		$607,062,049

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.4%
Australia - 4.1%
Amcor, Ltd.	785,765	$9,152,054
Brambles, Ltd.	357,607	3,296,259
CSL, Ltd.	54,408	4,474,007
		16,922,320
Brazil - 1.6%
BM&FBovespa SA	1,249,234	6,457,151
Canada - 9.0%
Canadian National Railway Company	63,769	4,168,474
Cenovus Energy, Inc.	244,891	3,514,842
CGI Group, Inc., Class A (I)	222,804	10,612,464
Fairfax Financial Holdings, Ltd.	9,907	5,804,878
Great-West Lifeco, Inc.	125,901	3,098,703
PrairieSky Royalty, Ltd.	120,003	2,446,801
Suncor Energy, Inc.	260,492	7,231,311
		36,877,473

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China - 0.9%
Baidu, Inc., ADR (I)	20,051	$3,650,686
Denmark - 2.4%
Carlsberg A/S, B Shares	83,860	8,014,828
Novo Nordisk A/S, B Shares	46,565	1,940,769
		9,955,597
France - 4.1%
Pernod Ricard SA	9,123	1,080,481
Publicis Groupe SA	136,775	10,349,514
Schneider Electric SA	76,793	5,342,045
		16,772,040
Germany - 9.1%
Allianz SE	49,919	7,418,511
Deutsche Boerse AG	109,512	8,552,284
Deutsche Post AG	143,500	4,492,792
ProSiebenSat.1 Media SE	134,375	5,761,383
SAP SE	118,019	10,793,174
		37,018,144
Hong Kong - 3.9%
CK Hutchison Holdings, Ltd.	810,468	10,359,601
Galaxy Entertainment Group, Ltd.	1,467,000	5,578,615
		15,938,216
Israel - 2.3%
Teva Pharmaceutical Industries, Ltd., ADR	204,835	9,424,458
Japan - 8.1%
Denso Corp.	62,900	2,509,996
FANUC Corp.	21,200	3,581,008
Japan Tobacco, Inc.	214,700	8,788,793
Keyence Corp.	4,500	3,297,103
Komatsu, Ltd.	210,600	4,830,998
Toyota Motor Corp.	57,200	3,317,969
Yahoo Japan Corp.	1,715,700	6,843,603
		33,169,470
Mexico - 2.9%
Fomento Economico Mexicano SAB de CV, ADR	52,784	4,858,239
Grupo Televisa SAB, ADR	266,161	6,837,676
		11,695,915
Netherlands - 1.7%
Royal Dutch Shell PLC, B Shares	202,950	5,261,591
Wolters Kluwer NV	42,048	1,797,612
		7,059,203
Singapore - 3.4%
Broadcom, Ltd.	59,415	10,250,276
United Overseas Bank, Ltd.	248,800	3,451,799
		13,702,075
South Korea - 0.8%
Samsung Electronics Company, Ltd.	2,374	3,458,354
Spain - 1.5%
Amadeus IT Group SA	121,560	6,067,451
Sweden - 4.6%
Getinge AB, B Shares	224,298	4,348,243
Investor AB, B Shares	211,649	7,738,881
Sandvik AB	227,563	2,504,035
Telefonaktiebolaget LM Ericsson, B Shares	591,218	4,268,762
		18,859,921

The accompanying notes are an integral part of the financial statements.
120

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland - 6.8%
Cie Financiere Richemont SA	59,808	$3,647,545
Julius Baer Group, Ltd. (I)	129,146	5,264,246
Novartis AG	35,458	2,798,357
Roche Holding AG	35,290	8,769,516
Syngenta AG	4,086	1,789,433
UBS Group AG	412,714	5,637,863
		27,906,960
Taiwan - 2.8%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,911,000	11,233,132
Thailand - 1.6%
Kasikornbank PCL, NVDR	1,192,600	6,475,506
Turkey - 1.0%
Akbank TAS	1,554,017	4,163,106
United Kingdom - 19.8%
Aberdeen Asset Management PLC	784,478	3,311,144
British American Tobacco PLC	133,619	8,521,647
Compass Group PLC	380,622	7,371,333
Informa PLC	460,555	4,249,008
Kingfisher PLC	801,549	3,910,786
Lloyds Banking Group PLC	5,590,641	3,949,853
Next PLC	73,571	4,553,951
RELX PLC	663,885	12,589,505
Sky PLC	1,065,681	12,351,295
Smith & Nephew PLC	252,985	4,080,216
Unilever NV	124,637	5,742,460
WPP PLC	428,655	10,075,750
		80,706,948
TOTAL COMMON STOCKS (Cost $334,034,184)		$377,514,126

SHORT-TERM INVESTMENTS - 6.9%
Money market funds - 6.9%
Fidelity Institutional Money Market
Government Portfolio, Institutional
Class, 0.2700% (Y)	28,144,146	$28,144,146
TOTAL SHORT-TERM INVESTMENTS (Cost $28,144,146)		$28,144,146
Total Investments (International Growth Stock Trust)
(Cost $362,178,330) - 99.3%		$405,658,272
Other assets and liabilities, net - 0.7%		3,064,533
TOTAL NET ASSETS - 100.0%		$408,722,805

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.1%
Australia - 7.0%
Acrux, Ltd. (I)	11,121	$2,808
Adelaide Brighton, Ltd.	30,493	129,817
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	17,611
Alkane Resources, Ltd. (I)	4,753	1,769
ALS, Ltd.	9,183	42,214
Altium, Ltd.	4,532	32,097
Alumina, Ltd.	68,703	77,350
Ansell, Ltd.	7,661	135,250

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
AP Eagers, Ltd.	2,176	$17,037
APN News & Media, Ltd. (I)	13,259	34,838
ARB Corp., Ltd.	5,909	82,518
Arrium, Ltd. (I)	200,392	3,374
ASG Group, Ltd. (I)	16,688	20,364
AUB Group, Ltd.	4,308	36,562
Ausdrill, Ltd. (I)	16,467	18,235
Austal, Ltd.	23,155	26,312
Australian Agricultural Company, Ltd. (I)	37,405	46,987
Australian Pharmaceutical Industries, Ltd.	14,352	21,317
Auswide Bank, Ltd.	607	2,375
Automotive Holdings Group, Ltd.	19,175	63,140
Aveo Group	16,672	44,264
AWE, Ltd. (I)	36,008	17,394
Bank of Queensland, Ltd.	10,521	92,148
Beach Energy, Ltd.	141,502	72,398
Bega Cheese, Ltd.	5,704	29,097
Bendigo & Adelaide Bank, Ltd.	4,888	40,540
Billabong International, Ltd. (I)	4,296	4,149
Blackmores, Ltd. (L)	1,465	131,378
BlueScope Steel, Ltd.	24,677	147,322
Bradken, Ltd. (I)	10,103	18,811
Breville Group, Ltd.	7,320	49,233
Brickworks, Ltd.	1,798	19,212
BT Investment Management, Ltd.	5,975	41,000
Cabcharge Australia, Ltd.	9,047	23,765
Cardno, Ltd. (I)	15,086	10,420
Carnarvon Petroleum, Ltd. (I)	56,316	4,663
carsales.com, Ltd.	9,128	83,866
Cash Converters International, Ltd.	14,501	3,558
Cedar Woods Properties, Ltd.	2,505	9,414
Cleanaway Waste Management, Ltd.	84,321	72,617
Coal of Africa, Ltd. (I)	28,467	1,045
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	2,502	33,993
CSG, Ltd.	25,624	24,969
CSR, Ltd.	40,665	113,379
CuDeco, Ltd. (I)	8,580	2,823
Data#3, Ltd.	9,073	10,185
Decmil Group, Ltd.	2,109	1,689
Downer EDI, Ltd.	31,360	130,472
DuluxGroup, Ltd.	25,567	129,703
Elders, Ltd. (I)	4,852	14,391
Energy Resources of Australia, Ltd. (I)	12,909	3,304
Energy World Corp., Ltd. (I)	75,962	13,103
ERM Power, Ltd.	7,077	6,305
Event Hospitality and Entertainment, Ltd.	8,898	102,912
Evolution Mining, Ltd.	41,465	78,864
Fairfax Media, Ltd.	171,716	124,734
Fantastic Holdings, Ltd.	4,687	8,649
Finbar Group, Ltd.	8,370	5,848
Fleetwood Corp., Ltd. (I)	5,216	7,778
FlexiGroup, Ltd.	20,305	36,254
Flight Centre Travel Group, Ltd.	471	13,185
G8 Education, Ltd.	17,385	40,643
Genworth Mortgage Insurance Australia, Ltd.	18,245	37,715
GrainCorp, Ltd., Class A	13,614	82,132
Grange Resources, Ltd.	101,992	8,614
Greencross, Ltd.	5,654	27,998
GUD Holdings, Ltd.	8,928	72,264
GWA Group, Ltd.	22,398	49,529
Hansen Technologies, Ltd.	7,995	28,692
Hills, Ltd. (I)	29,039	10,713

The accompanying notes are an integral part of the financial statements.
121

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Horizon Oil, Ltd. (I)	103,008	$3,172
Iluka Resources, Ltd.	25,991	125,896
Imdex, Ltd. (I)	18,272	8,161
IMF Bentham, Ltd.	11,295	16,040
Independence Group NL	24,737	79,867
Infigen Energy (I)	81,696	50,439
Infomedia, Ltd.	15,337	9,464
International Ferro Metals, Ltd. (I)	24,339	284
InvoCare, Ltd.	6,652	71,133
IOOF Holdings, Ltd. (L)	18,395	122,641
IRESS, Ltd.	10,841	98,422
JB Hi-Fi, Ltd.	9,816	218,478
Karoon Gas Australia, Ltd. (I)	6,513	6,712
Kingsgate Consolidated, Ltd. (I)	11,120	3,489
MACA, Ltd.	4,396	5,848
Macmahon Holdings, Ltd. (I)	112,440	10,395
Macquarie Atlas Roads Group	21,605	82,914
Magellan Financial Group, Ltd.	7,067	118,063
Mayne Pharma Group, Ltd. (I)	25,978	39,998
McMillan Shakespeare, Ltd.	5,664	51,512
McPherson’s, Ltd.	7,978	6,837
Medusa Mining, Ltd. (I)	8,127	4,502
Metals X, Ltd. (I)	35,107	40,624
Metcash, Ltd. (I)	69,441	111,649
Mincor Resources NL (I)	19,890	5,587
Mineral Resources, Ltd.	9,687	82,596
MMA Offshore, Ltd. (I)	23,329	6,457
Monadelphous Group, Ltd. (L)	7,434	52,061
Mortgage Choice, Ltd.	6,422	9,908
Mount Gibson Iron, Ltd. (I)	62,063	13,781
Myer Holdings, Ltd.	63,302	56,802
Navitas, Ltd.	12,119	48,618
New Hope Corp., Ltd.	6,039	8,163
nib holdings, Ltd.	31,708	113,925
Northern Star Resources, Ltd.	42,401	150,255
Nufarm, Ltd.	14,896	107,610
OceanaGold Corp.	31,900	95,801
OFX Group, Ltd.	14,134	20,624
Orora, Ltd.	43,184	104,733
OZ Minerals, Ltd.	18,232	85,257
Paladin Resources, Ltd. (I)	118,845	13,728
Peet, Ltd.	13,800	10,385
Perpetual, Ltd.	3,182	114,372
Perseus Mining, Ltd. (I)	42,768	17,633
Platinum Asset Mangement, Ltd.	8,057	31,178
PMP, Ltd.	32,750	16,052
Premier Investments, Ltd.	6,565	78,391
Primary Health Care, Ltd.	44,046	134,137
Prime Media Group, Ltd.	17,812	3,758
Programmed Maintenance Services, Ltd.	19,345	24,163
Qube Holdings, Ltd.	26,676	47,812
RCR Tomlinson, Ltd.	10,520	22,636
Reckon, Ltd.	11,034	13,677
Regis Resources, Ltd.	20,593	60,391
Resolute Mining, Ltd. (I)	4,430	6,597
Resolute Mining, Ltd.	37,931	56,486
Retail Food Group, Ltd.	8,541	45,714
Ridley Corp., Ltd.	19,156	19,746
SAI Global, Ltd.	19,386	69,254
Sandfire Resources NL	8,888	34,632
Saracen Mineral Holdings, Ltd. (I)	53,338	58,412
Select Harvests, Ltd.	4,873	21,272
Senex Energy, Ltd. (I)	87,382	16,344

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Servcorp, Ltd.	5,074	$30,945
Seven Group Holdings, Ltd.	7,850	51,926
Seven West Media, Ltd.	40,846	23,003
Sigma Pharmaceuticals, Ltd.	117,089	127,354
Silex Systems, Ltd. (I)	1,955	449
Silver Lake Resources, Ltd. (I)	29,625	12,019
Sirtex Medical, Ltd.	4,444	108,028
Slater & Gordon, Ltd. (I)	17,919	5,185
SMS Management & Technology, Ltd.	8,079	10,910
Southern Cross Media Group, Ltd.	51,441	58,120
Spark Infrastructure Group	117,770	209,048
Specialty Fashion Group, Ltd. (I)	12,034	4,997
St. Barbara, Ltd. (I)	33,049	80,161
Steadfast Group, Ltd.	11,756	20,617
Sundance Resources, Ltd. (I)	164,268	379
Super Retail Group, Ltd.	12,026	94,287
Tabcorp Holdings, Ltd.	39,373	150,773
Tassal Group, Ltd.	12,045	37,286
Technology One, Ltd.	18,112	82,819
Ten Network Holdings, Ltd. (I)	12,932	13,664
TFS Corp., Ltd.	22,092	25,236
The Prime Retirement & Aged Care Property Trust (I)	14,396	0
The Reject Shop, Ltd.	2,561	20,801
The Star Entertainment Group, Ltd.	37,603	174,404
Tiger Resources, Ltd. (I)	92,816	1,493
Tox Free Solutions, Ltd.	9,372	16,459
Treasury Wine Estates, Ltd.	8,032	68,165
Troy Resources, Ltd. (I)	15,555	4,789
UGL, Ltd. (I)	12,337	20,341
Village Roadshow, Ltd.	8,167	31,059
Virgin Australia Holdings, Ltd. (I)	221,832	40,045
Virgin Australia International Holdings Pty, Ltd. (I)	359,466	1,376
Virtus Health, Ltd.	2,849	16,864
Watpac, Ltd. (I)	11,170	7,297
Webjet, Ltd.	9,273	82,671
Western Areas, Ltd. (I)	18,795	41,934
Whitehaven Coal, Ltd. (I)	54,148	102,714
WorleyParsons, Ltd. (I)	10,012	64,962
WPP AUNZ, Ltd.	25,254	21,288
		7,978,465
Austria - 1.3%
AMAG Austria Metall AG (S)	304	10,808
ams AG	4,783	155,414
ANDRITZ AG	951	51,751
Austria Technologie & Systemtechnik AG	1,376	16,904
BUWOG AG (I)	2,931	79,290
CA Immobilien Anlagen AG (I)	5,543	105,675
Conwert Immobilien Invest SE (I)	4,312	81,158
DO & CO AG	303	24,754
EVN AG	1,566	18,567
Kapsch TrafficCom AG	191	8,526
Lenzing AG	504	58,866
Mayr Melnhof Karton AG	713	78,453
Oesterreichische Post AG (I)	3,023	107,078
Palfinger AG	1,137	33,005
Porr AG	356	12,793
Raiffeisen Bank International AG (I)	7,252	110,384
RHI AG	2,979	79,160
Rosenbauer International AG	174	10,513
S IMMO AG (I)	3,364	35,399
Schoeller-Bleckmann Oilfield Equipment AG	1,079	71,507

The accompanying notes are an integral part of the financial statements.
122

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Austria (continued)
Semperit AG Holding	822	$22,438
Strabag SE	893	29,796
Telekom Austria AG (I)	7,836	44,146
UNIQA Insurance Group AG	3,130	20,343
Verbund AG	689	11,492
Wienerberger AG	9,071	154,010
Zumtobel Group AG	2,545	49,133
		1,481,363
Belgium - 1.8%
Ablynx NV (I)	1,954	24,591
Ackermans & van Haaren NV	1,818	240,925
AGFA-Gevaert NV (I)	16,974	53,500
Banque Nationale de Belgique	12	37,825
Barco NV	967	75,942
Bekaert SA	1,807	82,718
bpost SA	1,483	40,215
Cie d’Entreprises CFE	687	75,529
Cie Immobiliere de Belgique SA (I)	47	2,695
D’ieteren SA	2,196	102,416
Deceuninck NV	7,720	20,490
Econocom Group SA (I)	4,944	74,256
Elia System Operator SA	2,673	136,612
Euronav NV	3,068	23,506
EVS Broadcast Equipment SA	811	32,641
Exmar NV	1,567	12,379
Fagron (I)	2,409	26,132
Galapagos NV (I)	2,443	157,207
Gimv NV	23	1,221
Ion Beam Applications	1,305	66,410
Kinepolis Group NV	1,085	50,508
Lotus Bakeries	9	22,605
Melexis NV	1,616	116,114
Nyrstar NV (I)	5,514	40,586
Ontex Group NV	1,447	45,978
Orange Belgium SA (I)	2,358	57,709
Recticel SA	2,296	16,310
Rezidor Hotel Group AB	8,485	36,892
Sipef SA	356	20,514
Tessenderlo Chemie NV (I)	2,049	68,606
ThromboGenics NV (I)	1,612	5,245
Umicore SA	4,011	251,848
Van de Velde NV	556	40,216
Viohalco SA (I)	7,173	9,832
		2,070,173
Bermuda - 0.2%
Frontline, Ltd.	694	5,036
Hiscox, Ltd.	16,221	218,883
		223,919
Cambodia - 0.1%
NagaCorp, Ltd.	104,000	68,646
Canada - 8.3%
5N Plus, Inc. (I)	3,515	4,581
Absolute Software Corp.	3,900	21,374
Advantage Oil & Gas, Ltd. (I)	11,500	80,643
Aecon Group, Inc.	5,300	73,201
Ag Growth International, Inc.	1,100	37,244
AGF Management, Ltd., Class B	6,598	25,297
AGT Food & Ingredients, Inc.	1,218	34,787
Aimia, Inc.	2,177	13,706
AirBoss of America Corp.	1,500	15,149
AKITA Drilling, Ltd., Class A	700	4,108

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Alamos Gold, Inc., Class A	17,348	$142,809
Alaris Royalty Corp.	2,229	38,024
Algonquin Power & Utilities Corp.	14,667	131,360
Alterra Power Corp. (I)	1,571	7,879
Altius Minerals Corp.	3,100	26,346
Altus Group, Ltd.	1,118	24,926
Asanko Gold, Inc. (I)	6,600	27,669
ATS Automation Tooling Systems, Inc. (I)	5,847	49,024
AuRico Metals, Inc. (I)	7,628	6,338
AutoCanada, Inc.	1,985	33,513
Avigilon Corp. (I)(L)	2,600	17,222
B2Gold Corp. (I)	65,356	171,367
Badger Daylighting, Ltd.	2,322	50,176
Bankers Petroleum, Ltd. (I)	23,800	39,910
Baytex Energy Corp. (I)	8,300	35,238
Bellatrix Exploration, Ltd. (I)	9,897	8,524
Birch Mountain Resources, Ltd. (I)	9,200	1
Birchcliff Energy, Ltd. (I)	9,700	67,873
Bird Construction, Inc.	495	4,282
Black Diamond Group, Ltd.	2,750	9,370
BlackPearl Resources, Inc. (I)	24,200	23,242
BMTC Group, Inc.	500	5,134
Bonavista Energy Corp.	13,661	43,942
Bonterra Energy Corp.	2,200	43,616
Boralex, Inc., Class A	4,377	62,421
BRP, Inc. (I)	1,500	29,349
Calfrac Well Services, Ltd.	6,414	14,373
Canaccord Genuity Group, Inc.	6,371	22,872
Canacol Energy, Ltd. (I)	7,565	24,910
Canadian Energy Services & Technology Corp.	13,646	53,983
Canadian Western Bank	4,915	94,595
Canam Group, Inc.	2,800	21,449
Canexus Corp.	4,363	5,055
Canfor Corp. (I)	5,300	58,860
Canfor Pulp Products, Inc.	2,715	21,232
Canyon Services Group, Inc.	5,968	22,790
Capital Power Corp.	6,627	104,157
Capstone Mining Corp. (I)	29,467	17,968
Cascades, Inc.	5,223	51,077
Celestica, Inc. (I)	4,719	51,041
Centerra Gold, Inc.	13,742	75,312
Cequence Energy, Ltd. (I)	2,335	507
Chinook Energy, Inc. (I)	3,544	1,378
Cineplex, Inc.	2,800	107,907
Clearwater Seafoods, Inc.	1,500	16,384
Cogeco Communications, Inc.	407	20,090
Cogeco, Inc.	545	21,360
Colliers International Group, Inc. (I)	2,300	96,544
Computer Modelling Group, Ltd.	5,720	42,771
Copper Mountain Mining Corp. (I)	8,800	3,220
Corridor Resources, Inc. (I)	4,930	1,653
Corus Entertainment, Inc., B Shares	6,604	61,160
Cott Corp. (Toronto Stock Exchange)	8,900	126,653
Crew Energy, Inc. (I)	11,300	59,086
Delphi Energy Corp. (I)	20,245	15,123
Denison Mines Corp. (I)(L)	33,028	15,357
DH Corp.	3,083	66,644
DirectCash Payments, Inc.	500	4,890
Dominion Diamond Corp.	7,361	71,537
Dorel Industries, Inc., Class B	2,300	61,920
Dundee Precious Metals, Inc. (I)	8,500	20,992
Enbridge Income Fund Holdings, Inc.	2,092	54,215
Endeavour Silver Corp. (I)	9,243	47,344

The accompanying notes are an integral part of the financial statements.
123

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Enercare, Inc.	4,702	$67,630
Enerflex, Ltd.	4,700	50,405
Enghouse Systems, Ltd.	1,100	44,069
Ensign Energy Services, Inc.	9,500	54,308
Epsilon Energy, Ltd. (I)	3,000	6,860
Equitable Group, Inc.	653	29,297
Essential Energy Services, Ltd.	7,268	3,490
Evertz Technologies, Ltd.	1,712	21,884
Exchange Income Corp.	1,368	36,704
Exco Technologies, Ltd.	1,500	13,834
Exeter Resource Corp. (I)	230	298
Extendicare, Inc.	6,230	44,922
Fiera Capital Corp.	1,035	9,625
Firm Capital Mortgage Investment Corp.	1,100	11,621
First Majestic Silver Corp. (I)	5,381	55,494
First National Financial Corp.	700	17,058
FirstService Corp.	2,300	106,975
Fortuna Silver Mines, Inc. (I)	8,670	62,847
Gamehost, Inc.	100	764
Genworth MI Canada, Inc.	2,688	69,169
Gibson Energy, Inc.	7,398	99,471
Glacier Media, Inc. (I)	6,100	3,348
Gluskin Sheff + Associates, Inc.	2,500	30,375
GMP Capital, Inc.	3,026	11,602
goeasy, Ltd.	46	885
Golden Star Resources, Ltd. (I)	11,800	9,894
Gran Tierra Energy, Inc. (I)	24,566	73,588
Granite Oil Corp. (I)	1,167	5,293
Great Canadian Gaming Corp. (I)	3,100	53,969
Great Panther Silver, Ltd. (I)	14,100	19,023
Guyana Goldfields, Inc. (I)	6,600	41,201
Hanfeng Evergreen, Inc. (I)	200	1
Heroux-Devtek, Inc. (I)	1,600	16,049
High Liner Foods, Inc.	1,773	35,178
Home Capital Group, Inc. (L)	3,879	79,830
Horizon North Logistics, Inc.	8,109	10,817
HudBay Minerals, Inc.	18,257	72,224
IAMGOLD Corp. (I)	24,428	98,684
IMAX Corp. (I)	1,202	34,822
Imperial Metals Corp. (I)	4,600	21,353
Innergex Renewable Energy, Inc.	7,256	80,969
Interfor Corp. (I)	4,720	53,534
International Tower Hill Mines, Ltd. (I)	2,300	2,016
Intertape Polymer Group, Inc.	4,500	77,655
Just Energy Group, Inc. (L)	11,140	56,466
K-Bro Linen, Inc.	600	18,778
KAB Distribution, Inc. (I)	7,076	1
Kelt Exploration, Ltd. (I)	1,454	6,417
Kingsway Financial Services, Inc. (I)	425	2,443
Kirkland Lake Gold, Inc. (I)	9,062	68,727
Klondex Mines, Ltd. (I)	11,500	66,092
Knight Therapeutics, Inc. (I)	1,000	7,226
Laurentian Bank of Canada	2,614	97,670
Leon’s Furniture, Ltd.	2,083	25,721
Liquor Stores N.A., Ltd.	1,500	12,074
Lucara Diamond Corp.	19,784	58,962
MacDonald Dettwiler & Associates, Ltd.	683	41,648
Major Drilling Group International, Inc.	6,800	32,913
Mandalay Resources Corp.	9,500	7,241
Manitoba Telecom Services, Inc.	2,120	60,920
Maple Leaf Foods, Inc.	5,183	118,953
Martinrea International, Inc.	7,093	44,063
Medical Facilities Corp.	2,104	35,154

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Mitel Networks Corp. (I)	7,200	$52,904
Morguard Corp.	100	13,034
Morneau Shepell, Inc.	3,098	44,842
MTY Food Group, Inc.	1,000	34,635
Mullen Group, Ltd.	6,082	76,306
Nautilus Minerals, Inc. (I)	62,676	7,644
Nevsun Resources, Ltd.	10,958	33,159
New Flyer Industries, Inc.	2,279	68,494
New Gold, Inc (I)	23,228	100,741
Newalta Corp.	4,200	7,811
Norbord, Inc.	1,572	40,380
Northland Power, Inc.	6,966	129,768
NuVista Energy, Ltd. (I)	13,605	70,102
Osisko Gold Royalties, Ltd.	5,295	57,957
Painted Pony Petroleum, Ltd. (I)	7,448	45,814
Pan American Silver Corp.	5,400	95,080
Paramount Resources, Ltd., Class A (I)	6,600	74,152
Parex Resources, Inc. (I)	8,116	103,000
Parkland Fuel Corp.	4,934	116,322
Pason Systems, Inc.	5,200	66,548
Pengrowth Energy Corp.	37,750	59,562
Penn West Petroleum, Ltd. (I)	25,619	45,889
PHX Energy Services Corp.	1,500	4,288
Pizza Pizza Royalty Corp.	229	2,676
Platinum Group Metals, Ltd. (I)	500	1,380
PolyMet Mining Corp. (I)	11,854	9,487
Precision Drilling Corp.	16,959	70,838
Premium Brands Holdings Corp.	1,400	65,948
Primero Mining Corp. (I)	8,118	13,551
Pulse Seismic, Inc. (I)	2,882	5,272
QLT, Inc. (I)	100	206
Questerre Energy Corp., Class A (I)	19,444	3,853
Raging River Exploration, Inc. (I)	1,600	13,122
Reitmans Canada, Ltd., Class A	3,200	16,025
Richelieu Hardware, Ltd.	4,200	82,403
Richmont Mines, Inc. (I)	2,000	20,153
RMP Energy, Inc. (I)	10,900	8,641
Rocky Mountain Dealerships, Inc.	100	712
Rogers Sugar, Inc.	4,174	21,253
Russel Metals, Inc.	4,789	76,474
Sabina Gold & Silver Corp. (I)	2,375	2,534
Sandstorm Gold, Ltd. (I)	9,631	48,671
Sandvine Corp.	11,600	25,818
Savanna Energy Services Corp. (I)	5,561	5,468
Secure Energy Services, Inc.	11,054	78,106
SEMAFO, Inc. (I)	19,490	81,112
ShawCor, Ltd.	3,073	75,821
Sherritt International Corp. (I)	33,600	21,513
Sienna Senior Living, Inc.	1,555	20,102
Sierra Wireless, Inc. (I)	2,100	30,285
Silver Standard Resources, Inc. (I)	9,762	117,640
Spartan Energy Corp. (I)	18,000	46,374
Sprott Resource Corp. (I)	9,300	3,367
Sprott, Inc.	9,900	18,261
Stantec, Inc.	422	9,917
Stella-Jones, Inc.	2,800	97,129
Stuart Olson, Inc.	1,600	7,342
Student Transportation, Inc.	5,290	31,653
SunOpta, Inc. (I)	5,308	37,424
Superior Plus Corp.	9,057	81,461
Surge Energy, Inc.	16,100	33,257
Taseko Mines, Ltd. (I)	16,100	7,731
Tembec, Inc. (I)	3,200	2,220

The accompanying notes are an integral part of the financial statements.
124

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Teranga Gold Corp. (I)	12,432	$11,932
Teranga Gold Corp. (Toronto Stock Exchange) (I)	19,500	17,390
The Descartes Systems Group, Inc. (I)	6,000	129,106
The North West Company, Inc.	3,683	72,540
Timmins Gold Corp. (I)	6,378	2,965
TLC Vision Corp. (I)	3,400	7
TORC Oil & Gas, Ltd.	9,480	58,313
Toromont Industries, Ltd.	5,568	166,113
Torstar Corp., Class B	6,800	8,604
Total Energy Services, Inc.	2,409	24,715
TransAlta Corp.	16,304	72,451
TransAlta Renewables, Inc.	2,998	33,660
Transcontinental, Inc., Class A	5,283	70,953
TransForce, Inc.	5,885	121,876
TransGlobe Energy Corp.	5,600	11,098
Trican Well Service, Ltd. (I)	10,563	21,658
Trinidad Drilling, Ltd.	17,619	33,708
Uni-Select, Inc.	2,117	51,604
Valener, Inc.	3,789	63,047
Vecima Networks, Inc.	479	3,268
Veresen, Inc.	11,625	118,735
Wajax Corp.	1,300	14,338
Wesdome Gold Mines, Ltd. (I)	8,000	16,281
Western Energy Services Corp.	3,316	5,611
Western Forest Products, Inc.	25,850	42,560
Westshore Terminals Investment Corp.	4,189	76,152
Whistler Blackcomb Holdings, Inc.	1,860	53,023
Wi-LAN, Inc.	9,800	15,164
Winpak, Ltd.	1,977	66,048
Xtreme Drilling and Coil Services Corp. (I)	3,452	6,236
Yellow Pages, Ltd. (I)	200	3,125
ZCL Composites, Inc.	3,500	29,666
Zenith Capital Corp. (I)	1,700	285
		9,432,422
China - 0.1%
Bund Center Investment, Ltd.	18,500	8,974
China Gold International Resources Corp., Ltd. (I)	12,500	30,584
FIH Mobile, Ltd.	73,000	24,122
		63,680
Denmark - 2.4%
ALK-Abello A/S	491	69,670
Alm Brand A/S	7,955	60,954
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B (I)	1,232	66,274
Bang & Olufsen A/S (I)	3,937	40,732
Bavarian Nordic A/S (I)	2,241	84,831
D/S Norden A/S (I)	2,246	32,216
Dfds A/S	2,755	139,598
FLSmidth & Company A/S	2,430	91,425
Genmab A/S (I)	2,251	385,265
GN Store Nord A/S	7,647	164,902
IC Group A/S	807	20,113
Jyske Bank A/S	2,238	104,634
Lan & Spar Bank A/S	225	12,654
NKT Holding A/S	2,134	137,731
PER Aarsleff A/S	1,380	33,176
Ringkjoebing Landbobank A/S	386	83,184
Rockwool International A/S, A Shares	59	10,552
Rockwool International A/S, B Shares	501	90,266
Royal Unibrew A/S	3,390	167,724

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Santa Fe Group A/S (I)	800	$7,996
Schouw & Company A/S	1,093	71,223
SimCorp A/S	2,989	173,425
Solar A/S, B Shares	603	34,355
Spar Nord Bank A/S	7,501	72,505
Sydbank A/S	4,294	130,909
TDC A/S (I)	23,052	135,762
Topdanmark A/S (I)	5,572	156,355
Tryg A/S	2,099	42,175
United International Enterprises	65	12,003
Vestjysk Bank A/S (I)	155	214
William Demant Holding A/S (I)	3,270	66,732
		2,699,555
Faroe Islands - 0.1%
Bakkafrost P/F	2,180	91,199
Finland - 2.9%
Ahlstrom OYJ	63	875
Alma Media OYJ (I)	4,110	22,241
Amer Sports OYJ	8,604	263,158
Apetit OYJ	696	10,635
Atria OYJ	1,021	10,571
BasWare OYJ (I)	538	23,800
Cargotec OYJ, B Shares	3,292	151,081
Caverion Corp.	7,780	59,807
Citycon OYJ	27,617	70,365
Cramo OYJ	2,993	77,069
Elisa OYJ	6,236	229,818
F-Secure OYJ	7,159	27,093
Finnair OYJ (I)	3,281	16,175
Fiskars OYJ ABP	2,710	53,375
HKScan OYJ, A Shares	316	1,168
Huhtamaki OYJ	6,248	291,022
Ilkka-Yhtyma OYJ	1,535	4,741
Kemira OYJ	8,272	111,972
Kesko OYJ, A Shares	263	11,376
Kesko OYJ, B Shares	3,706	170,735
Konecranes OYJ	3,959	140,345
Lassila & Tikanoja OYJ	1,447	28,051
Metsa Board OYJ	17,392	102,993
Metso OYJ	5,246	153,092
Nokian Renkaat OYJ	5,661	206,401
Olvi OYJ, A Shares	1,172	34,810
Oriola-KD OYJ, B Shares	9,290	42,282
Orion OYJ, Class A	1,226	47,961
Orion OYJ, Class B	3,084	121,583
Outokumpu OYJ (I)	16,994	116,675
Outotec OYJ (I)(L)	13,940	66,976
PKC Group OYJ	1,616	31,192
Poyry OYJ (I)	2,864	9,792
Raisio OYJ	8,267	36,394
Ramirent OYJ	4,765	38,425
Rapala VMC OYJ	2,298	11,265
Sanoma OYJ	1,738	16,561
Stockmann OYJ ABP, B Shares (I)	2,666	20,282
Technopolis OYJ	8,322	30,492
Tieto OYJ	3,984	125,763
Tikkurila OYJ	2,068	44,481
Uponor OYJ	4,437	82,233
Vaisala OYJ, A Shares	206	7,284
Valmet OYJ	3,827	57,584
YIT OYJ	9,085	73,215
		3,253,209

The accompanying notes are an integral part of the financial statements.
125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France - 4.9%
ABC Arbitrage	1,818	$13,074
Air France-KLM (I)	8,947	48,146
Akka Technologies	546	20,296
Albioma SA	1,912	33,057
Alten SA	1,830	128,014
Altran Technologies SA (I)	10,778	159,383
APRIL SA	1,212	16,017
Arkema SA	2,535	234,697
Assystem	1,693	49,863
Beneteau SA	2,042	20,796
BioMerieux	482	71,832
Boiron SA	604	61,399
Bonduelle SCA	1,470	37,486
Burelle SA	28	26,075
Cegedim SA (I)	186	5,120
CGG SA (I)	1,072	27,694
Cie des Alpes	105	2,006
Coface SA (I)	2,044	14,812
Derichebourg SA	5,068	16,094
Edenred	7,063	165,047
Electricite de Strasbourg SA	81	9,095
Elior Participations SCA (S)	1,027	23,515
Elis SA	1,088	17,956
Eramet (I)	341	13,568
Etablissements Maurel et Prom (I)	7,666	35,669
Euler Hermes Group	585	49,737
Faiveley Transport SA	600	66,537
Faurecia	3,465	135,977
Fimalac	10	1,149
Gaztransport Et Technigaz SA	525	15,160
GL Events	213	4,177
Groupe Crit	163	9,909
Groupe Fnac SA (I)	507	37,245
Groupe Fnac SA (London Stock Exchange) (I)	557	40,880
Guerbet	272	18,379
Haulotte Group SA	962	14,559
Havas SA	5,414	45,818
Imerys SA	1,636	118,164
Interparfums SA	837	23,014
Ipsen SA	1,857	130,465
IPSOS	2,286	74,673
Jacquet Metal Service	1,278	22,987
Korian SA	1,799	57,900
Lagardere SCA	7,152	182,136
Lectra	1,346	23,856
LISI	1,205	33,351
Manitou BF SA	880	15,326
Mersen	1,171	23,749
Metropole Television SA	4,400	79,388
Naturex (I)	388	34,785
Neopost SA	2,259	61,067
Nexans SA (I)	2,392	137,233
Nexity SA (I)	2,360	124,637
NicOx SA (I)	546	5,024
Orpea	2,836	251,360
Pierre & Vacances SA (I)	142	6,149
Plastic Omnium SA	4,529	150,293
Rallye SA	1,771	29,071
Rexel SA	12,550	192,247
Robertet SA	135	49,030
Rubis SCA	2,775	254,521
Sartorius Stedim Biotech	1,734	130,231
Savencia SA	189	11,764

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
SEB SA	1,454	$205,354
Seche Environnement SA	335	11,397
Societe Internationale de Plantations d’Heveas SA (I)	50	1,902
Solocal Group (I)(L)	1,735	7,425
Somfy SA	241	108,818
Sopra Steria Group	1,200	140,822
Stef SA	202	16,988
Synergie SA	557	18,578
Technicolor SA	12,585	85,971
Teleperformance	3,535	377,084
Television Francaise 1	8,404	81,493
Thermador Groupe	96	8,634
Trigano SA	613	43,014
UBISOFT Entertainment (I)	7,613	287,651
Valneva SE (I)	1,912	5,602
Vetoquinol SA	56	2,769
Vicat SA	878	56,724
VIEL & Compagnie SA	6,040	24,405
Vilmorin & Compagnie SA	734	48,258
Virbac SA (I)	350	58,527
		5,504,075
Gabon - 0.0%
Total Gabon	20	2,833
Georgia - 0.0%
BGEO Group PLC	252	9,496
Germany - 6.4%
Aareal Bank AG	4,192	138,576
ADVA Optical Networking SE (I)	2,463	24,842
Amadeus Fire AG	346	24,776
Aurubis AG	2,832	158,802
Axel Springer SE	1,062	54,421
Bauer AG	314	4,485
BayWa AG	1,348	43,848
Bechtle AG	1,195	138,354
Bertrandt AG	394	42,852
Bijou Brigitte AG	340	20,402
Bilfinger SE (I)	1,326	43,711
Biotest AG	714	13,458
Borussia Dortmund GmbH & Company KGaA	5,769	31,467
CANCOM SE	1,347	70,378
Carl Zeiss Meditec AG	1,671	63,956
CENTROTEC Sustainable AG	476	8,248
Cewe Stiftung & Company KGAA	626	56,314
Clere AG	248	7,734
comdirect bank AG	2,610	26,692
CompuGroup Medical AG	1,153	53,149
CTS Eventim AG & Company KGaA	3,354	119,285
Delticom AG	491	9,183
Deutsche Beteiligungs AG	423	14,059
Deutz AG	7,001	35,369
DMG Mori AG	3,570	174,017
Draegerwerk AG & Company KGaA	82	5,246
Drillisch AG	2,708	131,607
Duerr AG	1,941	163,205
Elmos Semiconductor AG	566	8,477
ElringKlinger AG	2,576	45,766
Evotec AG (I)	2,885	16,290
Fielmann AG	1,171	95,475
Fraport AG Frankfurt Airport Services Worldwide	1,964	107,491
Freenet AG	8,192	239,770

The accompanying notes are an integral part of the financial statements.
126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Fuchs Petrolub SE	1,379	$56,320
Gerresheimer AG	1,930	164,095
Gerry Weber International AG	2,449	31,312
Gesco AG	295	23,086
GFK SE	361	12,576
GFT Technologies SE	961	19,805
Grammer AG	1,191	72,256
GRENKE AG	176	33,830
Hamburger Hafen und Logistik AG	2,218	33,758
Heidelberger Druckmaschinen AG (I)	18,003	43,553
Hella KGaA Hueck & Company	811	32,171
HOCHTIEF AG	95	13,407
Hornbach Baumarkt AG	249	7,721
Indus Holding AG	2,123	121,016
Init Innovation In Traffic Systems AG	106	1,861
Isra Vision AG	212	23,573
Jenoptik AG	4,362	79,811
K+S AG	2,172	41,244
KION Group AG	2,565	166,196
Kloeckner & Company SE (I)	7,645	93,166
Koenig & Bauer AG (I)	182	8,563
Kontron AG (I)	4,988	15,393
Krones AG	1,102	107,254
KUKA AG (I)	1,891	228,697
KWS Saat SE	206	69,381
Lanxess AG	3,724	231,810
LEG Immobilien AG (I)	2,491	238,785
Leoni AG	3,125	113,772
LPKF Laser & Electronics AG (I)	1,182	13,371
Manz AG (I)	233	9,430
Medigene AG (I)	760	6,995
MLP AG	5,864	24,699
MTU Aero Engines AG	2,479	250,999
MVV Energie AG	884	19,789
Nemetschek SE	1,992	122,167
Nordex SE (I)	5,058	154,142
Norma Group SE	2,215	114,031
OHB SE	399	8,238
OSRAM Licht AG	2,844	167,076
PATRIZIA Immobilien AG (I)	2,383	52,197
Pfeiffer Vacuum Technology AG	664	63,123
PNE Wind AG	4,544	11,080
Puma SE	194	51,967
QSC AG	6,549	14,674
Rational AG	233	116,905
Rheinmetall AG	3,081	214,756
RHOEN-KLINIKUM AG	3,259	99,109
RIB Software AG	1,641	20,219
SAF-Holland SA	4,007	51,824
Salzgitter AG	2,631	86,258
Schaltbau Holding AG	493	17,316
SGL Carbon SE (I)(L)	2,999	35,180
SHW AG	14	516
Sixt SE	1,292	72,874
SMA Solar Technology AG (L)	916	29,279
Software AG	4,608	195,296
STADA Arzneimittel AG	4,642	258,278
STRATEC Biomedical AG	58	3,349
Stroeer SE & Company KGaA	2,153	93,727
Suedzucker AG	5,201	144,644
Suess MicroTec AG (I)	2,259	16,678
TAG Immobilien AG	6,757	98,419
Takkt AG	2,476	55,546

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
TLG Immobilien AG	1,716	$38,733
Tom Tailor Holding AG (I)	710	2,948
Vossloh AG (I)	859	51,129
VTG AG	1,231	34,954
Wacker Chemie AG	578	48,745
Wacker Neuson SE	2,553	37,228
Washtec AG	850	40,375
XING AG	155	32,613
		7,256,993
Gibraltar - 0.0%
888 Holdings PLC	12,231	35,141
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of
Pharmaceutical Chemical Products (I)	3,303	152
TT Hellenic Postbank SA (I)	12,594	0
		152
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (I)	6,473	3,199
Hong Kong - 3.1%
Allied Group, Ltd.	6,000	31,151
Allied Properties HK, Ltd.	160,000	32,934
APAC Resources, Ltd. (I)	102,646	1,562
APT Satellite Holdings, Ltd.	32,250	22,399
Asia Financial Holdings, Ltd.	26,000	14,957
Asia Satellite Telecommunications Holdings, Ltd. (I)	2,500	3,431
ASM Pacific Technology, Ltd.	2,000	16,555
Associated International Hotels, Ltd.	38,000	107,039
Bonjour Holdings, Ltd.	162,800	7,400
Bright Smart Securities & Commodities Group, Ltd.	26,000	11,346
Brightoil Petroleum Holdings, Ltd.	33,000	9,963
Brockman Mining, Ltd. (I)	740,840	11,933
Burwill Holdings, Ltd. (I)	292,000	7,936
Cafe de Coral Holdings, Ltd.	26,000	86,679
Champion Technology Holdings, Ltd. (I)	545,220	9,475
Chen Hsong Holdings	10,000	2,111
Cheuk Nang Holdings, Ltd.	3,176	2,460
China Billion Resources, Ltd. (I)	48,960	266
China Energy Development Holdings, Ltd. (I)	634,000	7,955
China Metal International Holdings, Inc.	12,000	4,275
China Solar Energy Holdings, Ltd. (I)	42,500	986
China Wah Yan Healthcare, Ltd. (I)	99,900	726
Chow Sang Sang Holdings International, Ltd.	22,000	38,972
Chuang’s Consortium International, Ltd.	30,948	6,984
CITIC Telecom International Holdings, Ltd.	112,000	41,911
CK Life Sciences International Holdings, Inc.	282,000	25,968
CP Lotus Corp. (I)	220,000	4,030
Cross-Harbour Holdings, Ltd.	18,000	24,163
CSI Properties, Ltd.	245,066	9,064
Dah Sing Banking Group, Ltd.	34,400	62,019
Dah Sing Financial Holdings, Ltd.	14,120	93,037
Dickson Concepts International, Ltd.	29,000	10,004
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Capital Group, Ltd.	192,000	19,970
Emperor Entertainment Hotel, Ltd.	40,000	10,376
Emperor International Holdings, Ltd.	97,333	22,329
Esprit Holdings, Ltd. (I)	94,700	77,040
eSun Holdings, Ltd. (I)	74,000	7,585
Far East Consortium International, Ltd.	122,286	49,124
First Pacific Company, Ltd.	36,000	25,714

The accompanying notes are an integral part of the financial statements.
127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Future Bright Holdings, Ltd.	6,000	$753
G-Resources Group, Ltd.	2,014,800	37,215
Get Nice Financial Group, Ltd.	14,775	2,088
Get Nice Holdings, Ltd.	591,000	20,313
Giordano International, Ltd.	100,000	51,546
Global Brands Group Holding, Ltd. (I)	304,000	31,162
Glorious Sun Enterprises, Ltd.	96,000	14,172
Guotai Junan International Holdings, Ltd.	131,000	50,210
Haitong International Securities Group, Ltd.	108,665	72,935
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hanison Construction Holdings, Ltd.	27,441	5,051
Harbour Centre Development, Ltd.	38,000	68,237
HKR International, Ltd. (I)	75,200	36,111
Hong Kong Aircraft Engineering Company, Ltd.	2,000	14,458
Hong Kong Ferry Holdings Company, Ltd.	29,000	33,663
Hongkong Chinese, Ltd.	66,000	12,039
Hopewell Holdings, Ltd.	23,500	86,140
Hsin Chong Group Holdings, Ltd. (I)	170,000	9,275
Hung Hing Printing Group, Ltd.	82,000	10,265
Hutchison Telecommunications Hong Kong Holdings, Ltd.	136,000	46,286
Imagi International Holdings, Ltd. (I)	31,875	815
IT, Ltd.	44,601	14,539
Johnson Electric Holdings, Ltd.	10,500	26,887
K Wah International Holdings, Ltd.	131,611	72,450
Kerry Logistics Network, Ltd.	36,000	49,597
Kowloon Development Company, Ltd.	22,000	22,052
Lai Sun Development Company, Ltd.	766,000	15,419
Lifestyle China Group, Ltd. (I)	37,500	11,362
Lifestyle International Holdings, Ltd.	37,500	51,550
Lippo China Resources, Ltd.	36,000	999
Liu Chong Hing Investment, Ltd.	16,000	23,001
Luk Fook Holdings International, Ltd.	30,000	73,669
Man Wah Holdings, Ltd.	89,600	57,626
Mandarin Oriental International, Ltd.	8,000	10,450
Mason Financial Holdings, Ltd. (I)	640,000	22,006
Melco International Development, Ltd.	43,000	56,899
Midland Holdings, Ltd. (I)	48,000	17,636
NetMind Financial Holdings, Ltd. (I)	2,210,240	23,212
New Times Energy Corp., Ltd. (I)	39,450	986
NewOcean Energy Holdings, Ltd.	106,000	28,566
Noble Group, Ltd. (I)	574,900	64,781
Orient Overseas International, Ltd.	14,500	51,444
Pacific Andes International Holdings, Ltd. (I)	328,006	6,174
Pacific Basin Shipping, Ltd. (I)	166,000	21,516
Pacific Textiles Holdings, Ltd.	51,000	66,301
Paliburg Holdings, Ltd.	46,000	14,447
Paradise Entertainment, Ltd. (I)	52,000	11,217
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	6,022
Pico Far East Holdings, Ltd.	100,000	30,106
Playmates Holdings, Ltd.	7,800	9,218
Playmates Toys, Ltd.	8,000	1,235
Polytec Asset Holdings, Ltd.	150,000	10,637
PYI Corp., Ltd. (I)	372,000	7,314
Regal Hotels International Holdings, Ltd.	36,000	20,100
Sa Sa International Holdings, Ltd.	85,037	36,217
SEA Holdings, Ltd.	4,000	10,018
Shenwan Hongyuan HK, Ltd.	20,000	10,555
Shun Tak Holdings, Ltd.	144,250	46,770
Singamas Container Holdings, Ltd.	114,000	12,118
Sitoy Group Holdings, Ltd.	14,000	5,303

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
SmarTone Telecommunications Holdings, Ltd.	31,500	$52,182
SOCAM Development, Ltd. (I)	16,674	6,282
South China Holdings Company, Ltd. (I)	512,000	27,501
Stella International Holdings, Ltd.	25,000	42,727
Sun Hung Kai & Company, Ltd.	25,000	15,707
TAI Cheung Holdings, Ltd.	46,000	37,019
Tao Heung Holdings, Ltd.	14,000	4,409
Television Broadcasts, Ltd.	19,100	73,132
Texwinca Holdings, Ltd.	60,000	41,574
The Hongkong & Shanghai Hotels, Ltd.	25,500	25,385
Titan Petrochemicals Group, Ltd. (I)	500,000	6,575
Town Health International Medical Group, Ltd.	78,000	12,409
Tradelink Electronic Commerce, Ltd.	50,000	10,036
Transport International Holdings, Ltd.	19,200	57,669
Trinity, Ltd. (I)	74,000	5,754
United Laboratories International Holdings, Ltd. (I)	42,000	24,554
Upbest Group, Ltd.	164,000	30,667
Value Partners Group, Ltd.	62,000	64,235
Varitronix International, Ltd.	18,000	7,245
Victory City International Holdings, Ltd.	113,060	5,645
Vitasoy International Holdings, Ltd.	60,000	121,521
VST Holdings, Ltd.	75,200	22,052
VTech Holdings, Ltd.	6,900	78,903
Wai Kee Holdings, Ltd.	68,000	21,924
Wing Tai Properties, Ltd.	102,000	64,312
Xinyi Glass Holdings, Ltd. (I)	159,000	144,558
YGM Trading, Ltd.	10,000	5,311
Yugang International, Ltd.	312,000	5,416
		3,559,666
India - 0.0%
Vedanta Resources PLC	2,671	20,174
Ireland - 0.7%
C&C Group PLC	19,897	82,484
FBD Holdings PLC (I)	1,839	13,518
Glanbia PLC	6,187	119,069
Grafton Group PLC	12,401	79,856
Greencore Group PLC	21,443	93,202
IFG Group PLC	8,615	18,371
Irish Continental Group PLC	8,389	41,188
Kingspan Group PLC	7,594	204,588
UDG Healthcare PLC	18,184	151,136
		803,412
Isle of Man - 0.3%
GVC Holdings PLC	10,747	103,344
Hansard Global PLC	6,816	9,945
Paysafe Group PLC (I)	8,474	48,953
Playtech PLC	12,183	143,781
		306,023
Israel - 0.6%
Africa Israel Investments, Ltd. (I)	7,409	2,382
Airport City, Ltd. (I)	4,247	48,346
Amot Investments, Ltd.	4,144	18,487
Cellcom Israel, Ltd. (I)	825	6,179
Cellcom Israel, Ltd. (Tel Aviv Stock Exchange) (I)	1,966	14,724
Ceragon Networks, Ltd. (I)	220	535
Clal Biotechnology Industries, Ltd. (I)	3,950	3,083
Clal Insurance Enterprise Holdings, Ltd. (I)	1,968	21,186
Compugen, Ltd. (I)	1,251	7,955
Delek Automotive Systems, Ltd.	2,996	26,204

The accompanying notes are an integral part of the financial statements.
128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Delta-Galil Industries, Ltd.	618	$17,450
Electra, Ltd.	37	5,075
First International Bank of Israel, Ltd.	698	8,925
Gilat Satellite Networks, Ltd. (I)	215	1,049
Hadera Paper, Ltd. (I)	244	9,082
Harel Insurance Investments & Financial Services, Ltd.	10,502	38,010
Israel Discount Bank, Ltd., Class A (I)	13,862	25,518
Jerusalem Oil Exploration (I)	782	35,106
Kamada, Ltd. (I)	1,616	8,322
Matrix IT, Ltd.	2,095	15,116
Mazor Robotics, Ltd. (I)	891	11,371
Melisron, Ltd.	701	30,963
Menorah Mivtachim Holdings, Ltd. (I)	1,766	14,489
Migdal Insurance & Financial Holding, Ltd.	13,577	8,852
Mivtach Shamir Holdings, Ltd.	397	8,360
Naphtha Israel Petroleum Corp., Ltd. (I)	2,030	11,688
Nova Measuring Instruments, Ltd. (I)	376	4,485
Oil Refineries, Ltd. (I)	53,675	19,872
Partner Communications Company, Ltd. (I)	2,939	13,486
Paz Oil Company, Ltd.	378	59,147
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	18,254
Sapiens International Corp. NV	836	10,871
Shikun & Binui, Ltd.	16,067	29,338
Shufersal, Ltd.	9,143	35,263
Strauss Group, Ltd.	2,607	41,338
The Phoenix Holdings, Ltd. (I)	2,821	7,747
Tower Semiconductor, Ltd. (I)	3,359	50,189
		688,447
Italy - 3.6%
A2A SpA	67,835	95,808
ACEA SpA	5,780	72,667
Amplifon SpA	9,264	95,120
Anima Holding SpA (S)	2,483	12,121
Ansaldo STS SpA	5,875	68,658
Arnoldo Mondadori Editore SpA (I)	12,613	12,947
Ascopiave SpA	2,314	6,992
Astaldi SpA	4,499	16,972
Autogrill SpA	9,730	82,469
Azimut Holding SpA	6,980	102,704
Banca Generali SpA	4,148	79,619
Banca IFIS SpA	1,301	29,325
Banca Mediolanum SpA	6,451	42,771
Banca Popolare dell’Emilia Romagna SC	28,867	107,570
Banca Popolare dell’Etruria e del Lazio SC (I)	13,061	0
Banca Popolare di Milano Scarl	261,987	105,177
Banca Popolare di Sondrio Scarl	22,606	63,244
Banca Profilo SpA	24,032	4,523
Banco Popolare SC	21,842	51,507
Biesse SpA	835	13,229
Brembo SpA	2,573	153,536
Buzzi Unicem SpA	4,611	94,548
Cairo Communication SpA	2,348	8,949
Cementir Holding SpA	6,150	29,026
Cerved Information Solutions SpA	7,734	65,331
CIR-Compagnie Industriali Riunite SpA	39,165	40,037
Credito Emiliano SpA	6,238	33,880
Credito Valtellinese SC (L)	79,817	27,722
Danieli & C Officine Meccaniche SpA	1,334	25,762
Datalogic SpA	981	20,952
Davide Campari Milano SpA	14,723	165,921
De’Longhi SpA	2,796	67,720

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
DeA Capital SpA (I)	4,665	$5,497
DiaSorin SpA	1,678	107,854
Ei Towers SpA (I)	1,086	57,199
ERG SpA	5,628	64,596
Esprinet SpA	3,554	19,762
Eurotech SpA (I)	1,562	2,071
Falck Renewables SpA	9,073	8,020
FinecoBank Banca Fineco SpA	3,077	17,838
Geox SpA	8,390	19,913
Gruppo Editoriale L’Espresso SpA (I)	18,304	15,273
Hera SpA	62,355	167,921
IMMSI SpA	6,756	2,843
Industria Macchine Automatiche SpA	816	54,202
Interpump Group SpA	5,467	93,165
Iren SpA	48,658	83,671
Italcementi SpA (I)	8,870	105,422
Italmobiliare SpA	827	41,780
Juventus Football Club SpA (I)	23,150	7,839
Maire Tecnimont SpA	10,323	25,561
MARR SpA	2,608	52,264
Mediaset SpA	38,140	119,742
Moncler SpA	2,891	49,352
Parmalat SpA	23,646	62,665
Piaggio & C SpA	17,916	33,464
Prysmian SpA	8,789	230,145
Recordati SpA	6,917	222,312
Reply SpA	376	49,446
Safilo Group SpA (I)	2,378	22,780
Saipem SpA (I)	146,970	62,268
Salini Impregilo SpA	8,412	24,249
Salvatore Ferragamo SpA	2,121	53,833
Saras SpA	23,795	37,862
SAVE SpA	890	17,485
Societa Cattolica di Assicurazioni SCRL	13,049	73,004
Societa Iniziative Autostradali e Servizi SpA	5,263	50,303
Sogefi SpA (I)	3,551	7,181
SOL SpA	2,802	24,240
Tod’s SpA	590	31,173
Trevi Finanziaria Industriale SpA (I)	9,838	13,527
Unipol Gruppo Finanziario SpA	18,195	46,492
Vittoria Assicurazioni SpA	2,112	23,022
Yoox Net-A-Porter Group SpA (I)	3,137	97,224
Zignago Vetro SpA	1,669	9,600
		4,110,867
Japan - 22.7%
Accordia Golf Company, Ltd.	2,900	29,585
Achilles Corp.	1,000	14,115
Adastria Company, Ltd.	1,820	41,814
ADEKA Corp.	7,300	100,998
Advan Company, Ltd.	1,000	9,106
Aeon Delight Company, Ltd.	200	6,103
Ai Holdings Corp.	2,700	65,094
Aica Kogyo Company, Ltd.	2,900	77,142
Aichi Corp.	3,200	23,440
Aichi Steel Corp.	1,000	50,710
Aida Engineering, Ltd.	4,500	36,034
Ain Holdings, Inc.	400	27,233
Aiphone Company, Ltd.	1,300	21,452
Airport Facilities Company, Ltd.	1,200	5,981
Aisan Industry Company, Ltd.	2,500	19,840
Akebono Brake Industry Company, Ltd. (I)	2,300	4,625
Alpen Company, Ltd.	1,100	19,857
Alpha Systems, Inc.	840	13,818

The accompanying notes are an integral part of the financial statements.
129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Alpine Electronics, Inc.	3,300	$43,655
Amano Corp.	4,300	68,740
Anest Iwata Corp.	1,800	18,546
Anicom Holdings, Inc.	400	9,847
Anritsu Corp.	9,800	56,052
AOKI Holdings, Inc.	4,000	45,293
Aoyama Trading Company, Ltd.	2,500	86,465
Arcland Sakamoto Company, Ltd.	2,400	26,950
Arcs Company, Ltd.	3,125	78,208
Ariake Japan Company, Ltd.	600	32,323
Arisawa Manufacturing Company, Ltd.	2,900	14,896
Arrk Corp. (I)	4,200	3,091
As One Corp.	400	17,417
Asahi Company, Ltd.	800	9,953
Asahi Diamond Industrial Company, Ltd.	3,900	31,624
Asahi Holdings, Inc.	1,800	30,757
Asahi Yukizai Corp.	6,000	11,658
Asatsu-DK, Inc.	2,300	61,263
ASKA Pharmaceutical Company, Ltd.	1,600	29,427
Atom Corp.	2,000	13,425
Atsugi Company, Ltd.	12,000	12,712
Autobacs Seven Company, Ltd.	4,300	61,664
Avex Group Holdings, Inc.	2,500	34,038
Axell Corp.	100	724
Axial Retailing, Inc.	800	27,893
Azbil Corp.	1,800	54,397
Bando Chemical Industries, Ltd.	2,500	24,868
Bank of the Ryukyus, Ltd.	3,000	35,596
Belc Company, Ltd.	500	19,007
Belluna Company, Ltd.	2,100	12,993
Bic Camera, Inc.	2,200	18,290
BML, Inc.	1,800	47,371
Broadleaf Company, Ltd.	500	5,492
Bunka Shutter Company, Ltd.	5,000	39,739
CAC Holdings Corp.	1,500	12,753
Calsonic Kansei Corp.	7,000	64,844
Can Do Company, Ltd.	900	14,472
Canon Electronics, Inc.	1,700	27,002
Capcom Company, Ltd.	1,600	39,365
Cawachi, Ltd.	900	21,807
Central Glass Company, Ltd.	14,000	55,136
Chino Corp.	400	4,008
Chiyoda Company, Ltd.	800	19,680
Chiyoda Integre Company, Ltd.	800	16,285
Chofu Seisakusho Company, Ltd.	1,700	44,678
Chubu Shiryo Company, Ltd.	2,000	14,574
Chudenko Corp.	2,600	52,598
Chuetsu Pulp & Paper Company, Ltd.	5,000	11,037
Chugai Mining Company, Ltd. (I)	25,400	6,526
Chugai Ro Company, Ltd.	5,000	9,895
Chugoku Marine Paints, Ltd.	4,000	28,080
Ci:z Holdings Company, Ltd.	1,000	28,724
Citizen Holdings Company, Ltd.	7,800	40,851
CKD Corp.	4,100	49,643
Clarion Company, Ltd. (L)	8,000	23,785
Cleanup Corp.	2,100	17,863
CMK Corp. (I)	5,400	29,194
cocokara fine, Inc.	1,140	43,922
Colowide Company, Ltd.	2,200	40,190
CONEXIO Corp.	1,900	26,322
COOKPAD, Inc.	700	6,723
Corona Corp.	300	3,029
Cosel Company, Ltd.	1,200	14,506

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Cosmo Energy Holdings Company, Ltd.	3,400	$42,846
Create Restaurants Holdings, Inc.	2,500	25,458
Dai Nippon Toryo Company, Ltd.	12,000	24,232
Dai-Dan Company, Ltd.	2,000	15,679
Daibiru Corp.	3,400	31,005
Daido Metal Company, Ltd.	3,000	32,883
Daido Steel Company, Ltd.	5,000	22,930
Daidoh, Ltd.	2,000	8,109
Daifuku Company, Ltd.	4,600	84,469
Daihen Corp.	8,000	42,663
Daiichi Jitsugyo Company, Ltd.	4,000	21,861
Daiichikosho Company, Ltd.	1,100	44,913
Daiken Corp.	1,000	19,577
Daiken Medical Company, Ltd.	400	3,001
Daikoku Denki Company, Ltd.	800	12,166
Daikyo, Inc.	19,000	34,456
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	34,237
Daio Paper Corp.	7,000	82,867
Daiseki Company, Ltd.	2,500	48,812
Daisyo Corp.	800	11,986
Daiwa Industries, Ltd.	2,000	18,102
Daiwabo Holdings Company, Ltd.	12,000	28,363
DCM Holdings Company, Ltd.	7,700	66,170
Denka Company, Ltd.	13,000	56,301
Denki Kogyo Company, Ltd.	5,000	25,175
Denyo Company, Ltd.	900	9,373
Descente, Ltd.	2,300	29,778
DMG Mori Company, Ltd.	2,600	27,126
Doshisha Company, Ltd.	1,700	35,701
Doutor Nichires Holdings Company, Ltd.	2,900	53,288
Dowa Holdings Company, Ltd.	3,000	21,032
DTS Corp.	900	20,042
Dunlop Sports Company, Ltd.	1,300	13,136
Duskin Company, Ltd.	3,100	57,785
Dydo Drinco, Inc.	700	38,904
Eagle Industry Company, Ltd.	800	9,768
EDION Corp.	6,100	51,098
Eiken Chemical Company, Ltd.	1,400	40,408
Eizo Corp.	1,500	40,678
Elematec Corp.	700	13,616
en-japan, Inc.	800	17,342
Enplas Corp.	400	12,176
EPS Holdings, Inc.	1,800	24,727
ESPEC Corp.	1,600	20,843
Excel Company, Ltd.	900	11,218
Exedy Corp.	1,100	27,966
F@N Communications, Inc.	2,000	14,740
FamilyMart UNY Holdings Company, Ltd.	228	15,220
FCC Company, Ltd.	2,800	60,243
Feed One Holdings Company, Ltd.	15,040	17,311
Ferrotec Corp.	2,600	32,351
Fields Corp.	1,500	18,810
Financial Products Group Company, Ltd.	2,700	25,112
Foster Electric Company, Ltd.	2,100	38,592
FP Corp.	1,100	61,816
France Bed Holdings Company, Ltd.	2,200	19,166
Fudo Tetra Corp.	10,800	18,255
Fuji Company, Ltd.	1,400	28,246
Fuji Corp., Ltd.	100	680
Fuji Kyuko Company, Ltd.	1,000	11,709
Fuji Oil Company, Ltd.	4,400	13,856
Fuji Oil Holdings, Inc.	4,600	94,287

The accompanying notes are an integral part of the financial statements.
130

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Seal International, Inc.	1,700	$70,109
Fuji Soft, Inc.	1,800	50,458
Fujibo Holdings, Inc.	700	20,205
Fujicco Company, Ltd.	1,000	23,013
Fujikura Kasei Company, Ltd.	2,000	12,000
Fujikura, Ltd.	15,000	81,924
Fujimi, Inc.	500	7,556
Fujimori Kogyo Company, Ltd.	1,100	25,974
Fujisash Company, Ltd.	4,900	3,987
Fujita Kanko, Inc.	3,000	10,610
Fujitec Company, Ltd.	5,000	59,550
Fujitsu General, Ltd.	3,000	64,999
Fukushima Industries Corp.	500	16,387
Fukuyama Transporting Company, Ltd. (L)	7,000	40,760
Funai Electric Company, Ltd.	2,600	21,340
Funai Soken Holdings, Inc.	1,200	17,952
Furukawa Company, Ltd.	19,000	29,784
Furukawa Electric Company, Ltd.	700	19,046
Furuno Electric Company, Ltd.	2,400	13,030
Fuso Pharmaceutical Industries, Ltd.	500	13,807
Futaba Corp.	2,900	47,330
Futaba Industrial Company, Ltd.	3,400	16,921
Future Corp.	200	1,492
Fuyo General Lease Company, Ltd.	1,700	84,540
G-Tekt Corp.	600	11,107
Gakken Holdings Company, Ltd.	4,000	12,243
Gecoss Corp.	400	3,481
Geo Holdings Corp.	2,700	34,938
GLOBERIDE, Inc.	1,000	17,043
Glory, Ltd.	1,600	52,758
GMO Internet, Inc.	2,600	34,952
GMO Payment Gateway, Inc.	600	31,347
Godo Steel, Ltd.	1,000	17,887
Goldcrest Company, Ltd.	1,690	27,767
Gree, Inc.	2,900	16,304
GS Yuasa Corp.	6,000	24,728
Gun-Ei Chemical Industry Company, Ltd.	400	11,898
Gunze, Ltd.	13,000	41,999
Gurunavi, Inc.	1,400	38,507
H2O Retailing Corp.	100	1,423
Hakuto Company, Ltd.	1,300	11,939
Hamakyorex Company, Ltd.	1,000	18,026
Hanwa Company, Ltd.	14,000	85,001
Happinet Corp.	1,000	10,545
Harima Chemicals, Inc.	2,000	10,067
Hazama Ando Corp.	10,090	61,423
Heiwa Corp.	700	15,582
Heiwa Real Estate Company, Ltd.	2,800	40,367
Heiwado Company, Ltd.	2,000	39,061
Hibiya Engineering, Ltd.	1,500	24,677
Hiday Hidaka Corp.	696	16,804
Hioki EE Corp.	500	9,457
Hiramatsu, Inc.	300	1,772
HIS Company, Ltd.	1,400	36,651
Hisaka Works, Ltd.	2,000	16,906
Hitachi Koki Company, Ltd.	4,200	30,565
Hitachi Kokusai Electric, Inc.	4,000	73,750
Hitachi Transport System, Ltd.	2,200	43,960
Hitachi Zosen Corp.	11,700	59,408
Hodogaya Chemical Company, Ltd.	700	18,723
Hogy Medical Company, Ltd.	900	63,104
Hokkaido Electric Power Company, Inc.	7,200	61,465
Hokkaido Gas Company, Ltd.	3,000	8,206

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokkan Holdings, Ltd.	5,000	$17,185
Hokuetsu Industries Company, Ltd.	2,000	13,319
Hokuetsu Kishu Paper Company, Ltd.	9,500	57,289
Hokuhoku Financial Group, Inc.	2,700	36,330
Hokuto Corp.	1,600	28,808
Honeys Company, Ltd.	1,350	15,852
Hoosiers Holdings	1,500	7,829
Horiba, Ltd.	2,500	123,179
Hosiden Corp.	4,400	31,905
Hosokawa Micron Corp.	3,000	16,880
House Foods Group, Inc.	600	13,752
Ibiden Company, Ltd.	5,200	69,921
IBJ Leasing Company, Ltd.	1,900	38,285
Ichikoh Industries, Ltd.	4,000	11,981
Ichiyoshi Securities Company, Ltd.	2,800	21,288
Icom, Inc.	500	9,940
Idec Corp.	2,500	23,204
IDOM, Inc.	3,900	21,900
Ihara Chemical Industry Company, Ltd.	1,200	10,701
Iino Kaiun Kaisha, Ltd.	5,200	18,804
Ikegami Tsushinki Company, Ltd.	4,000	5,092
Imasen Electric Industrial	1,700	14,718
Imperial Hotel, Ltd.	200	4,182
Inaba Denki Sangyo Company, Ltd.	1,600	57,834
Inaba Seisakusho Company, Ltd.	200	2,519
Inabata & Company, Ltd.	4,000	41,117
Inageya Company, Ltd.	1,500	21,197
Ines Corp.	2,700	30,913
Intage Holdings, Inc.	900	15,115
Internet Initiative Japan, Inc.	2,400	45,100
Inui Global Logistics Company, Ltd.	875	8,436
Iriso Electronics Company, Ltd.	700	37,534
Iseki & Company, Ltd.	12,000	29,849
Ishihara Sangyo Kaisha, Ltd. (I)	3,200	20,226
Itochu Enex Company, Ltd.	3,800	29,254
Itochu-Shokuhin Company, Ltd.	600	24,072
Itoham Yonekyu Holdings, Inc. (I)	8,000	83,537
IwaiCosmo Holdings, Inc.	900	7,859
Iwatani Corp.	11,000	67,925
J Trust Company, Ltd.	2,100	16,519
J-Oil Mills, Inc.	900	32,021
Jalux, Inc.	500	8,533
Jamco Corp.	500	10,147
Janome Sewing Machine Company, Ltd. (I)	1,200	6,752
Japan Aviation Electronics Industry, Ltd.	4,000	62,766
Japan Digital Laboratory Company, Ltd.	1,500	22,001
Japan Display, Inc. (I)	9,500	14,882
Japan Drilling Company, Ltd.	400	9,461
Japan Pulp & Paper Company, Ltd.	6,000	19,547
Japan Radio Company, Ltd.	600	8,561
Japan Transcity Corp.	5,000	18,235
Jastec Company, Ltd.	400	4,289
JBCC Holdings, Inc.	1,900	12,410
Jeol, Ltd.	6,000	24,202
Jin Company, Ltd.	800	37,112
JMS Company, Ltd.	1,000	2,677
Joshin Denki Company, Ltd.	3,000	25,809
JSP Corp.	800	18,163
Juki Corp.	1,400	10,239
JVC Kenwood Corp.	9,070	22,848
K&O Energy Group, Inc.	1,500	21,571
K’s Holdings Corp.	1,600	26,446
kabu.com Securities Company, Ltd.	11,400	38,382

The accompanying notes are an integral part of the financial statements.
131

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kadokawa Dwango Corp.	3,636	$52,974
Kaga Electronics Company, Ltd.	1,100	13,605
Kameda Seika Company, Ltd.	700	39,086
Kamei Corp.	2,000	17,449
Kanamoto Company, Ltd.	1,900	48,826
Kandenko Company, Ltd.	7,000	64,576
Kanematsu Corp.	34,000	52,841
Kanematsu Electronics, Ltd.	700	13,283
Kanto Denka Kogyo Company, Ltd.	2,000	18,156
Kappa Create Company, Ltd.	500	5,949
Kasai Kogyo Company, Ltd.	1,000	10,446
Katakura Industries Company, Ltd.	2,100	25,053
Kato Sangyo Company, Ltd.	2,200	52,119
Kato Works Company, Ltd.	400	8,385
Kawai Musical Instruments
Manufacturing Company, Ltd.	600	10,530
Kawasaki Kisen Kaisha, Ltd. (L)	30,000	77,321
Keihin Corp.	1,600	25,370
Kenedix, Inc.	1,600	7,136
Key Coffee, Inc.	800	14,969
Kimoto Company, Ltd.	3,000	6,887
Kintetsu World Express, Inc.	2,600	33,725
Kissei Pharmaceutical Company, Ltd.	2,000	53,476
Kitz Corp.	7,800	43,171
KLab, Inc. (I)	2,100	13,122
Koa Corp.	2,300	19,712
Koatsu Gas Kogyo Company, Ltd.	3,000	20,090
Kohnan Shoji Company, Ltd.	1,800	35,008
Kohsoku Corp.	1,400	13,283
Kojima Company, Ltd.	3,000	6,544
Kokuyo Company, Ltd.	6,500	94,457
Komatsu Seiren Company, Ltd.	2,000	12,765
Komeri Company, Ltd.	700	17,034
Komori Corp.	4,500	56,797
Konishi Company, Ltd.	2,200	27,510
Kumagai Gumi Company, Ltd.	3,000	7,746
Kura Corp.	800	38,962
Kurabo Industries, Ltd.	16,000	30,387
Kureha Corp.	1,200	43,901
Kurimoto, Ltd.	1,000	17,073
Kuroda Electric Company, Ltd.	2,400	46,056
Kusuri No Aoki Company, Ltd.	400	20,464
KYB Corp.	2,000	8,946
Kyodo Printing Company, Ltd.	8,000	26,271
Kyoei Steel, Ltd.	1,100	20,875
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	10,396
Kyokuto Securities Company, Ltd.	800	10,263
Kyokuyo Company, Ltd.	700	19,010
KYORIN Holdings, Inc.	3,100	70,326
Kyoritsu Maintenance Company, Ltd.	780	48,832
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,595
Kyowa Exeo Corp.	6,700	95,528
Kyudenko Corp.	2,000	73,386
Kyushu Financial Group, Inc.	7,220	49,193
Lasertec Corp.	900	17,273
LEC, Inc.	700	16,848
Leopalace21 Corp.	12,500	82,609
Life Corp.	1,200	38,249
Lintec Corp.	1,600	32,040
Macnica Fuji Electronics Holdings, Inc.	3,050	34,936
Maeda Corp.	10,000	85,021
Maeda Road Construction Company, Ltd.	4,000	71,513
Maezawa Kasei Industries Company, Ltd.	1,100	10,795

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Maezawa Kyuso Industries Company, Ltd.	900	$12,000
Makino Milling Machine Company, Ltd.	8,000	49,332
Mandom Corp.	500	22,888
Mani, Inc.	600	13,454
Mars Engineering Corp.	700	13,949
Marubun Corp.	200	1,158
Marudai Food Company, Ltd.	8,000	39,003
Maruha Nichiro Corp.	2,738	74,368
Maruwa Company, Ltd.	600	22,676
Marvelous, Inc.	1,400	10,930
Matsuda Sangyo Company, Ltd.	1,400	19,210
Matsuya Foods Company, Ltd.	700	21,784
Max Company, Ltd.	2,000	24,112
Megachips Corp.	800	16,420
Megmilk Snow Brand Company, Ltd.	2,700	98,724
Meidensha Corp.	9,000	29,684
Meiko Network Japan Company, Ltd.	1,100	9,785
Meitec Corp.	2,100	73,971
Meito Sangyo Company, Ltd.	900	11,844
Melco Holdings, Inc.	700	17,048
Micronics Japan Company, Ltd.	1,200	16,103
Milbon Company, Ltd.	556	27,294
Mimasu Semiconductor Industry Company, Ltd.	1,400	16,610
Ministop Company, Ltd.	1,100	18,996
Mirait Holdings Corp.	5,440	46,354
Misawa Homes Company, Ltd.	2,000	15,251
Mitsuba Corp.	3,100	40,864
Mitsubishi Paper Mills, Ltd. (I)	2,600	17,577
Mitsubishi Pencil Company, Ltd.	1,000	49,671
Mitsubishi Shokuhin Company, Ltd.	200	6,498
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	16,619
Mitsuboshi Belting, Ltd.	4,000	33,989
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	40,785
Mitsui High-Tec, Inc.	2,200	15,132
Mitsui Home Company, Ltd.	3,000	14,064
Mitsui Matsushima Company, Ltd.	1,000	11,585
Mitsui Mining & Smelting Company, Ltd.	36,000	75,372
Mitsui Sugar Company, Ltd.	1,000	24,133
Mitsui-Soko Holdings Company, Ltd.	3,000	9,543
Mitsumi Electric Company, Ltd. (I)	2,200	12,379
Mitsuuroko Group Holdings Company, Ltd.	3,200	18,274
Miyazaki Bank, Ltd.	10,000	26,556
Mizuno Corp.	7,000	37,497
Mochida Pharmaceutical Company, Ltd.	400	31,371
Modec, Inc.	900	16,069
Monex Group, Inc.	12,300	28,937
Morinaga & Company, Ltd.	2,800	135,012
Morinaga Milk Industry Company, Ltd.	14,000	112,178
Morita Holdings Corp.	3,000	42,591
Musashi Seimitsu Industry Company, Ltd.	1,800	42,257
Nachi-Fujikoshi Corp.	11,000	40,472
Nagaileben Company, Ltd.	1,200	26,697
Nagase & Company, Ltd.	2,100	25,267
Nagatanien Holdings Company, Ltd.	2,000	25,942
Nakamuraya Company, Ltd.	300	13,858
Nakanishi, Inc.	300	10,908
Nakayama Steel Works, Ltd. (I)	1,100	7,242
Namura Shipbuilding Company, Ltd.	1,152	7,795
NEC Capital Solutions, Ltd.	800	13,239
NEC Networks & System Integration Corp.	2,100	35,771
NET One Systems Company, Ltd.	6,400	44,608
Neturen Company, Ltd.	2,300	17,612

The accompanying notes are an integral part of the financial statements.
132

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Next Company, Ltd.	3,800	$31,324
Nice Holdings, Inc.	6,000	8,398
Nichi-iko Pharmaceutical Company, Ltd.	3,100	59,426
Nichias Corp.	7,000	61,940
Nichicon Corp.	4,600	36,611
Nichiden Corp.	700	19,784
Nichiha Corp.	1,600	35,696
NichiiGakkan Company, Ltd.	3,200	24,981
Nichireki Company, Ltd.	2,000	14,546
Nihon Dempa Kogyo Company, Ltd.	1,800	14,461
Nihon House Holdings Company, Ltd.	1,000	4,058
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,024
Nihon Nohyaku Company, Ltd.	4,000	20,237
Nihon Parkerizing Company, Ltd.	6,800	99,234
Nihon Unisys, Ltd.	500	6,428
Nikkiso Company, Ltd.	5,100	45,762
Nikkon Holdings Company, Ltd.	4,800	104,507
Nippo Corp.	1,000	19,016
Nippon Beet Sugar
Manufacturing Company, Ltd.	1,500	29,314
Nippon Carbon Company, Ltd.	6,000	10,310
Nippon Ceramic Company, Ltd.	1,400	26,134
Nippon Chemi-Con Corp.	11,000	17,996
Nippon Chemical Industrial Company, Ltd.	7,000	16,519
Nippon Coke & Engineering Company, Ltd.	18,000	14,692
Nippon Denko Company, Ltd.	6,530	11,036
Nippon Densetsu Kogyo Company, Ltd.	2,800	52,663
Nippon Fine Chemical Company, Ltd.	800	6,286
Nippon Flour Mills Company, Ltd.	4,500	69,173
Nippon Gas Company, Ltd.	2,000	62,433
Nippon Hume Corp.	2,000	12,323
Nippon Kanzai Company, Ltd.	700	10,393
Nippon Kayaku Company, Ltd.	6,000	64,628
Nippon Koei Company, Ltd.	5,000	23,074
Nippon Koshuha Steel Company, Ltd.	8,000	5,640
Nippon Light Metal Holdings Company, Ltd.	43,000	92,781
Nippon Paper Industries Company, Ltd.	2,100	38,420
Nippon Seiki Company, Ltd.	4,000	76,244
Nippon Sharyo, Ltd. (I)	6,000	15,819
Nippon Sheet Glass Company, Ltd. (I)	1,100	8,784
Nippon Soda Company, Ltd.	10,000	42,767
Nippon Steel & Sumikin Bussan Corp.	972	34,458
Nippon Suisan Kaisha, Ltd.	15,600	67,099
Nippon Thompson Company, Ltd.	6,000	22,258
Nippon Valqua Industries, Ltd.	1,600	21,806
Nippon Yakin Kogyo Company, Ltd.	10,000	14,571
Nipro Corp.	7,000	89,026
Nishi-Nippon Railroad Company, Ltd.	14,000	67,274
Nishimatsu Construction Company, Ltd.	23,000	107,125
Nishimatsuya Chain Company, Ltd.	1,100	16,720
Nishio Rent All Company, Ltd.	800	23,549
Nissan Shatai Company, Ltd.	3,400	31,360
Nissei ASB Machine Company, Ltd.	500	8,621
Nissei Build Kogyo Company, Ltd.	4,000	19,232
Nissha Printing Company, Ltd.	600	14,828
Nisshin Fudosan Company, Ltd.	5,800	19,569
Nisshin Oillio Group, Ltd.	13,000	60,456
Nisshin Steel Company, Ltd.	2,360	31,980
Nisshinbo Holdings, Inc.	4,000	39,682
Nissin Corp.	4,000	12,604
Nissin Electric Company, Ltd.	3,400	56,678
Nissin Kogyo Company, Ltd.	2,100	31,984
Nitta Corp.	1,300	32,605

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nittan Valve Company, Ltd.	1,200	$4,305
Nittetsu Mining Company, Ltd.	600	23,324
Nitto Boseki Company, Ltd.	13,000	42,726
Nitto Kogyo Corp.	2,400	31,505
Nitto Kohki Company, Ltd.	1,000	23,459
NOF Corp.	11,000	111,989
Nohmi Bosai, Ltd.	1,300	19,349
Nomura Company, Ltd.	2,400	37,383
Noritake Company, Ltd.	700	16,213
Noritsu Koki Company, Ltd.	1,900	13,160
Noritz Corp.	1,000	20,640
North Pacific Bank, Ltd.	5,300	18,799
NS Solutions Corp.	2,000	34,951
NS United Kaiun Kaisha, Ltd.	8,000	11,071
NTN Corp.	10,000	34,955
Obara Group, Inc.	1,000	39,386
Oenon Holdings, Inc.	6,000	13,778
Ohsho Food Service Corp.	700	27,494
Oiles Corp.	1,380	23,477
Okabe Company, Ltd.	3,900	31,843
Okamoto Industries, Inc.	3,000	37,648
Okamura Corp.	5,800	56,204
Okasan Securities Group, Inc.	1,000	5,145
Oki Electric Industry Company, Ltd.	1,400	18,854
Okinawa Cellular Telephone Company	400	12,092
OKUMA Corp.	6,000	46,016
Okumura Corp.	12,000	68,290
Okura Industrial Company, Ltd.	4,000	14,766
Okuwa Company, Ltd.	3,000	28,092
Onoken Company, Ltd.	1,500	18,594
Onward Holdings Company, Ltd.	2,000	14,414
Open House Company, Ltd.	800	17,170
Optex Company, Ltd.	400	9,512
Organo Corp.	3,000	12,285
Origin Electric Company, Ltd.	3,000	7,734
Osaka Soda Company, Ltd.	4,000	16,369
Osaka Steel Company, Ltd.	1,400	25,379
OSAKA Titanium
Technologies Company, Ltd. (I)	600	8,391
Osaki Electric Company, Ltd.	3,000	30,241
OSG Corp.	2,600	51,839
Outsourcing, Inc.	1,000	43,510
Oyo Corp.	1,300	14,740
Pacific Industrial Company, Ltd.	3,400	39,014
Pacific Metals Company, Ltd. (I)	9,000	26,859
PAL GROUP Holdings Company, Ltd.	700	16,256
PanaHome Corp.	7,000	55,734
Paramount Bed Holdings Company, Ltd.	800	30,244
Parco Company, Ltd.	800	7,514
Paris Miki Holdings, Inc.	1,100	4,793
PC Depot Corp.	960	4,803
Penta-Ocean Construction Company, Ltd.	14,500	82,710
Pilot Corp.	2,300	96,001
Piolax, Inc.	700	43,647
Pioneer Corp. (I)	18,800	40,906
Plenus Company, Ltd.	1,300	23,771
Press Kogyo Company, Ltd.	7,000	29,848
Prima Meat Packers, Ltd.	10,000	36,135
Pronexus, Inc.	600	6,797
Proto Corp.	200	2,318
Raito Kogyo Company, Ltd.	3,100	37,340
Relo Group, Inc.	200	33,242
Rengo Company, Ltd.	16,000	98,248

The accompanying notes are an integral part of the financial statements.
133

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ricoh Leasing Company, Ltd.	1,600	$44,293
Riken Corp.	900	31,046
Riken Keiki Company, Ltd.	1,300	15,495
Riken Technos Corp.	3,000	14,582
Riken Vitamin Company, Ltd.	700	33,083
Ringer Hut Company, Ltd.	600	13,928
Riso Kagaku Corp.	800	13,111
Rock Field Company, Ltd.	1,000	14,926
Rohto Pharmaceutical Company, Ltd.	2,500	43,136
Roland DG Corp.	100	2,245
Round One Corp.	3,800	25,773
Royal Holdings Company, Ltd.	900	15,622
Ryobi, Ltd.	10,000	44,476
Ryoden Corp.	3,000	18,792
Ryosan Company, Ltd.	2,600	79,054
Ryoyo Electro Corp.	1,600	19,579
S Foods, Inc.	500	13,097
Sac’s Bar Holdings, Inc.	600	6,457
Saibu Gas Company, Ltd.	19,000	46,824
Saizeriya Company, Ltd.	2,100	47,794
Sakai Chemical Industry Company, Ltd.	9,000	29,222
Sakata INX Corp.	3,100	37,630
Sakata Seed Corp.	2,300	58,328
Sala Corp.	1,500	9,164
San-A Company, Ltd.	900	45,109
San-Ai Oil Company, Ltd.	5,000	34,100
Sanden Holdings Corp.	3,000	8,975
Sangetsu Company, Ltd.	3,900	75,664
Sanken Electric Company, Ltd. (I)	10,000	32,297
Sanki Engineering Company, Ltd.	4,000	35,726
Sankyo Seiko Company, Ltd.	3,200	10,165
Sankyo Tateyama, Inc.	1,500	24,385
Sankyu, Inc.	13,000	74,656
Sanrio Company, Ltd.	1,200	22,015
Sanshin Electronics Company, Ltd.	2,600	22,504
Sanwa Holdings Corp.	4,900	47,437
Sanyo Chemical Industries, Ltd.	1,200	51,236
Sanyo Denki Company, Ltd.	3,000	16,501
Sanyo Electric Railway Company, Ltd.	2,000	10,283
Sanyo Shokai, Ltd.	7,000	11,595
Sanyo Special Steel Company, Ltd.	10,000	56,130
Sapporo Holdings, Ltd.	3,600	99,798
Sato Holdings Corp.	1,700	37,239
Sato Restaurant Systems Company, Ltd.	500	4,004
Seikitokyu Kogyo Company, Ltd.	1,600	8,119
Seiko Holdings Corp.	7,000	22,089
Seino Holdings Company, Ltd.	1,700	17,878
Seiren Company, Ltd.	3,700	44,146
Sekisui Jushi Corp.	2,200	35,656
Sekisui Plastics Company, Ltd.	2,500	18,015
Senko Company, Ltd.	9,000	62,706
Senshu Ikeda Holdings, Inc.	5,400	23,776
Senshukai Company, Ltd.	3,300	22,966
Septeni Holdings Company, Ltd.	6,500	29,040
Seria Company, Ltd.	1,000	80,397
Shibusawa Warehouse Company, Ltd.	5,000	14,224
Shibuya Corp.	800	15,090
Shikibo, Ltd.	11,000	12,413
Shikoku Chemicals Corp.	3,000	27,311
Shima Seiki Manufacturing, Ltd.	2,300	62,819
Shimachu Company, Ltd.	3,800	94,669
Shin-Etsu Polymer Company, Ltd.	3,000	20,134
Shinagawa Refractories Company, Ltd.	6,000	11,311

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shindengen Electric
Manufacturing Company, Ltd.	5,000	$19,764
Shinkawa, Ltd. (I)	1,500	10,488
Shinko Electric Industries Company, Ltd.	5,100	28,863
Shinko Plantech Company, Ltd.	3,300	23,573
Shinko Shoji Company, Ltd.	2,700	28,862
Shinmaywa Industries, Ltd.	6,000	39,757
Ship Healthcare Holdings, Inc.	2,600	79,906
Shizuoka Gas Company, Ltd.	4,500	35,564
Shochiku Company, Ltd.	1,000	12,170
Showa Corp.	3,500	18,442
Showa Denko KK	3,700	46,607
Showa Sangyo Company, Ltd.	7,000	36,638
Siix Corp.	800	32,436
Sinanen Holdings Company, Ltd.	800	16,438
Sinko Industries, Ltd.	200	2,558
Sintokogio, Ltd.	3,400	31,344
SKY Perfect JSAT Holdings, Inc.	10,300	50,636
SMK Corp.	3,000	9,972
SMS Company, Ltd.	1,600	42,798
Sodick Company, Ltd.	2,400	17,883
Sogo Medical Company, Ltd.	600	19,581
ST Corp.	1,100	13,034
St. Marc Holdings Company, Ltd.	800	21,930
Star Micronics Company, Ltd.	2,600	32,536
Starzen Company, Ltd.	600	30,572
Stella Chemifa Corp.	800	30,727
Sumco Corp.	6,800	55,952
Suminoe Textile Company, Ltd.	5,000	11,565
Sumitomo Bakelite Company, Ltd.	10,000	52,306
Sumitomo Densetsu Company, Ltd.	1,300	13,575
Sumitomo Mitsui Construction Company, Ltd.	30,000	28,271
Sumitomo Osaka Cement Company, Ltd.	16,000	74,275
Sumitomo Real Estate Sales Company, Ltd.	200	4,084
Sumitomo Riko Company, Ltd.	2,400	22,582
Sumitomo Seika Chemicals Company, Ltd.	800	28,353
Sumitomo Warehouse Company, Ltd.	10,048	53,526
SWCC Showa Holdings Company, Ltd. (I)	24,000	16,714
Systena Corp.	100	1,917
T Hasegawa Company, Ltd.	1,600	29,578
T-Gaia Corp.	300	4,293
Tabuchi Electric Company, Ltd.	2,000	6,711
Tachi-S Company, Ltd.	1,900	30,852
Tachibana Eletech Company, Ltd.	360	3,612
Tadano, Ltd.	4,300	42,324
Taihei Dengyo Kaisha, Ltd.	3,000	30,126
Taiho Kogyo Company, Ltd.	2,000	22,060
Taikisha, Ltd.	2,100	52,005
Taisei Lamick Company, Ltd.	500	14,131
Taiyo Holdings Company, Ltd.	1,300	44,785
Taiyo Yuden Company, Ltd.	7,400	73,183
Takamatsu Construction Group Company, Ltd.	1,000	23,162
Takaoka Toko Company, Ltd.	700	14,791
Takara Holdings, Inc.	1,900	17,792
Takara Leben Company, Ltd.	6,300	42,612
Takara Standard Company, Ltd.	3,500	64,986
Takasago International Corp.	1,200	32,232
Takasago Thermal Engineering Company, Ltd.	3,100	46,099
Takata Corp. (I)(L)	1,600	5,649
Take and Give Needs Company, Ltd.	200	917
Takeei Corp.	700	5,715
Takeuchi Manufacturing Company, Ltd.	3,200	54,053
Takihyo Company, Ltd.	3,000	12,653

The accompanying notes are an integral part of the financial statements.
134

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Takiron Company, Ltd.	3,000	$13,661
Takuma Company, Ltd.	6,000	56,664
Tamron Company, Ltd.	1,500	24,298
Tamura Corp.	7,000	26,678
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	14,822
Teikoku Sen-I Company, Ltd.	2,000	31,299
Tenma Corp.	1,000	15,974
The 77 Bank, Ltd.	12,000	49,121
The Aichi Bank, Ltd.	600	29,213
The Akita Bank, Ltd.	11,000	32,661
The Aomori Bank, Ltd.	15,000	47,650
The Awa Bank, Ltd.	11,000	67,779
The Bank of Iwate, Ltd.	1,100	42,735
The Bank of Nagoya, Ltd.	1,100	38,321
The Bank of Okinawa, Ltd.	1,640	48,906
The Bank of Saga, Ltd.	10,000	24,622
The Chiba Kogyo Bank, Ltd.	3,200	12,811
The Chugoku Bank, Ltd.	200	2,440
The Chukyo Bank, Ltd.	900	20,372
The Daisan Bank, Ltd.	1,700	27,948
The Daishi Bank, Ltd.	22,000	84,564
The Ehime Bank, Ltd. (L)	2,600	32,736
The Eighteenth Bank, Ltd.	10,000	29,664
The Fukui Bank, Ltd.	18,000	45,812
The Fukushima Bank, Ltd.	21,000	18,716
The Gunma Bank, Ltd.	11,000	49,971
The Hokkoku Bank, Ltd.	21,000	63,466
The Hokuetsu Bank, Ltd.	2,100	44,463
The Hyakugo Bank, Ltd.	20,000	72,418
The Hyakujushi Bank, Ltd.	21,000	64,112
The Japan Steel Works, Ltd.	1,800	40,883
The Japan Wool Textile Company, Ltd.	4,000	28,429
The Juroku Bank, Ltd.	9,000	25,705
The Keiyo Bank, Ltd.	10,000	42,475
The Kinki Sharyo Company, Ltd.	300	6,885
The Kita-Nippon Bank, Ltd.	700	18,828
The Kiyo Bank, Ltd.	5,300	83,154
The Michinoku Bank, Ltd.	14,000	27,572
The Minato Bank, Ltd.	1,600	25,598
The Musashino Bank, Ltd.	3,100	78,430
The Nagano Bank, Ltd.	800	15,197
The Nanto Bank, Ltd.	1,000	35,385
The Nippon Road Company, Ltd.	5,000	20,113
The Nippon Signal Company, Ltd.	2,700	22,772
The Nishi-Nippon City Bank, Ltd.	23,000	49,218
The Ogaki Kyoritsu Bank, Ltd.	22,000	73,346
The Oita Bank, Ltd.	12,000	43,668
The Okinawa Electric Power Company, Inc.	2,325	52,427
The Pack Corp.	800	21,510
The San-In Godo Bank, Ltd.	8,000	54,664
The Shiga Bank, Ltd.	7,000	34,111
The Shikoku Bank, Ltd.	15,000	32,044
The Shimizu Bank, Ltd.	900	24,051
The Tochigi Bank, Ltd.	8,000	32,487
The Toho Bank, Ltd.	15,000	52,796
The Tohoku Bank, Ltd.	4,000	5,662
The Torigoe Company, Ltd.	2,300	16,851
The Tottori Bank, Ltd.	400	6,486
The Towa Bank, Ltd.	21,000	18,545
The Yamagata Bank, Ltd.	10,000	42,248
The Yamanashi Chuo Bank, Ltd.	10,000	43,149
The Yasuda Warehouse Company, Ltd.	1,400	8,421
Tigers Polymer Corp.	1,000	6,961

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
TIS, Inc.	5,400	$140,174
TKC Corp.	1,100	34,284
Toa Corp.	1,400	12,666
Toa Corp. (Tokyo Stock Exchange)	1,200	22,297
Toagosei Company, Ltd.	9,000	97,820
Tobishima Corp.	7,200	12,341
TOC Company, Ltd.	2,000	16,704
Tocalo Company, Ltd.	1,300	28,450
Toda Corp.	17,000	89,636
Toda Kogyo Corp.	3,000	8,617
Toei Company, Ltd.	5,000	40,531
Toenec Corp.	3,000	14,725
Toho Company, Ltd.	600	13,793
Toho Holdings Company, Ltd.	3,200	67,902
Toho Zinc Company, Ltd.	10,000	32,511
Tokai Carbon Company, Ltd.	13,000	35,365
Tokai Holdings Corp.	4,000	25,634
Tokai Tokyo Financial Holdings, Inc.	4,200	20,365
Token Corp.	610	45,451
Tokushu Tokai Paper Company, Ltd.	1,000	35,643
Tokuyama Corp. (I)	23,000	96,401
Tokyo Dome Corp.	5,500	51,481
Tokyo Energy & Systems, Inc.	2,000	20,935
Tokyo Keiki, Inc.	5,000	8,247
Tokyo Ohka Kogyo Company, Ltd.	3,200	97,596
Tokyo Rakutenchi Company, Ltd.	2,000	9,564
Tokyo Rope Manufacturing Company, Ltd.	700	11,746
Tokyo Seimitsu Company, Ltd.	2,600	69,413
Tokyo Steel Manufacturing Company, Ltd.	2,600	17,563
Tokyo Tekko Company, Ltd.	4,000	15,937
Tokyo Theatres Company, Inc.	9,000	10,411
Tokyo TY Financial Group, Inc.	1,936	54,106
Tomato Bank, Ltd.	1,100	16,028
Tomen Devices Corp.	200	3,688
Tomoe Corp.	2,200	7,235
Tomoe Engineering Company, Ltd.	800	12,287
Tomoku Company, Ltd.	6,000	16,872
TOMONY Holdings, Inc.	10,600	49,375
Tomy Company, Ltd.	4,500	47,447
Tonami Holdings Company, Ltd.	6,000	15,944
Topcon Corp.	2,800	39,999
Toppan Forms Company, Ltd.	3,400	35,729
Topre Corp.	2,300	48,386
Topy Industries, Ltd.	1,800	37,199
Toridoll Corp.	1,400	32,222
Torii Pharmaceutical Company, Ltd.	1,100	23,781
Torishima Pump Manufacturing Company, Ltd.	900	9,406
Tosei Corp.	1,300	9,782
Toshiba Machine Company, Ltd.	8,000	27,475
Toshiba Plant Systems & Services Corp.	2,000	32,325
Toshiba TEC Corp.	1,000	4,045
Tosho Printing Company, Ltd.	3,000	13,636
Totetsu Kogyo Company, Ltd.	1,800	51,733
Towa Corp.	2,200	27,955
Towa Pharmaceutical Company, Ltd.	700	28,463
Toyo Corp.	2,300	23,174
Toyo Denki Seizo KK	3,000	9,519
Toyo Engineering Corp.	11,000	35,639
Toyo Ink SC Holdings Company, Ltd.	15,000	67,288
Toyo Kanetsu KK	4,000	8,418
Toyo Kohan Company, Ltd.	4,000	11,234
Toyo Securities Company, Ltd.	6,000	10,763
Toyo Tanso Company, Ltd.	1,000	13,002

The accompanying notes are an integral part of the financial statements.
135

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyo Tire & Rubber Company, Ltd.	2,900	$40,788
Toyo Wharf & Warehouse Company, Ltd.	6,000	9,651
Toyobo Company, Ltd.	32,936	55,309
TPR Company, Ltd.	1,400	39,384
Trancom Company, Ltd.	300	18,847
Transcosmos, Inc.	900	23,828
Trusco Nakayama Corp.	1,500	79,975
TS Tech Company, Ltd.	2,600	65,841
TSI Holdings Company, Ltd.	7,070	41,120
Tsubakimoto Chain Company, Ltd.	8,000	61,995
Tsugami Corp.	6,000	31,418
Tsukishima Kikai Company, Ltd.	2,000	22,192
Tsukuba Bank, Ltd.	5,700	16,389
Tsukui Corp.	1,200	8,563
Tsumura & Company	3,800	108,178
Tsurumi Manufacturing Company, Ltd.	1,000	15,580
Tsutsumi Jewelry Company, Ltd.	700	11,637
U-Shin, Ltd.	2,300	16,466
UACJ Corp.	19,034	57,256
Ube Industries, Ltd.	38,000	72,675
Uchida Yoko Company, Ltd.	4,000	16,458
Ulvac, Inc.	2,900	86,670
Uniden Holdings Corp.	9,000	13,669
Union Tool Company, Ltd.	700	18,626
Unipres Corp.	2,600	45,906
United Arrows, Ltd.	1,200	29,239
United Super Markets Holdings, Inc.	4,200	41,466
Universal Entertainment Corp. (I)	600	17,833
Unizo Holdings Company, Ltd.	300	8,367
Usen Corp.	7,000	21,463
Ushio, Inc.	2,300	26,499
Valor Holdings Company, Ltd.	3,100	87,435
Vital KSK Holdings, Inc.	2,400	25,431
VT Holdings Company, Ltd.	3,300	17,562
Wacoal Holdings Corp.	5,000	56,439
Wacom Company, Ltd.	9,300	28,158
Wakachiku Construction Company, Ltd.	9,000	12,890
Wakita & Company, Ltd.	2,000	15,198
Warabeya Nichiyo Company, Ltd.	900	18,867
West Holdings Corp.	1,300	9,201
Xebio Holdings Company, Ltd.	1,500	22,467
Yahagi Construction Company, Ltd.	2,000	18,102
Yaizu Suisankagaku Industry Company, Ltd.	1,100	11,054
YAMABIKO Corp.	2,400	21,669
Yamato Kogyo Company, Ltd.	1,000	29,597
Yamazen Corp.	3,900	29,841
Yaoko Company, Ltd.	600	23,734
Yellow Hat, Ltd.	1,000	20,552
Yodogawa Steel Works, Ltd.	2,000	53,706
Yokogawa Bridge Holdings Corp.	3,000	33,530
Yokohama Reito Company, Ltd.	2,900	30,820
Yokowo Company, Ltd.	2,000	12,611
Yomeishu Seizo Company, Ltd.	500	8,914
Yomiuri Land Company, Ltd.	2,000	9,478
Yondenko Corp.	3,000	11,716
Yorozu Corp.	800	11,751
Yoshinoya Holdings Company, Ltd.	2,100	30,128
Yuasa Trading Company, Ltd.	1,100	25,272
Yuki Gosei Kogyo Company, Ltd.	2,000	4,321
Yumeshin Holdings Company, Ltd.	2,200	16,884
Yurtec Corp.	4,000	22,109
Yusen Logistics Company, Ltd.	1,200	11,635
Yushiro Chemical Industry Company, Ltd.	1,100	15,605

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Zenrin Company, Ltd.	1,300	$23,101
Zensho Holdings Company, Ltd.	4,900	87,654
ZERIA Pharmaceutical Company, Ltd.	2,200	37,325
Zojirushi Corp.	2,000	32,684
		25,789,382
Jersey, Channel Islands - 0.2%
Centamin PLC	88,755	170,477
Phoenix Group Holdings	7,874	89,642
		260,119
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	1,072	43,022
VP Bank AG	77	8,147
		51,169
Luxembourg - 0.5%
APERAM SA	3,189	143,777
B&M European Value Retail SA	3,254	10,750
Eurofins Scientific SE	651	295,736
L’Occitane International SA	6,250	12,467
Regus PLC	38,584	130,472
		593,202
Macau - 0.0%
Macau Legend Development, Ltd. (I)	61,000	12,824
Malta - 0.1%
Unibet Group PLC	10,896	101,265
Monaco - 0.1%
Endeavour Mining Corp. (I)	3,183	61,819
Mongolia - 0.0%
Mongolian Mining Corp. (I)	346,000	14,139
Netherlands - 1.8%
Aalberts Industries NV	5,614	191,212
Accell Group	1,798	45,686
AMG Advanced Metallurgical Group NV	3,085	64,522
Amsterdam Commodities NV	1,174	29,219
Arcadis NV	5,300	76,176
ASM International NV	3,323	135,836
Atrium European Real Estate, Ltd. (I)	4,898	21,857
BE Semiconductor Industries NV	1,355	46,227
Beter Bed Holding NV	1,056	23,620
BinckBank NV	4,478	25,529
Boskalis Westminster NV	1,295	46,090
Brunel International NV	1,126	19,687
Corbion NV	3,428	92,275
Delta Lloyd NV	23,058	105,758
Euronext NV (S)	1,444	61,614
Fugro NV (I)	3,767	60,947
Gemalto NV	340	21,784
Heijmans NV (I)	2,023	18,343
IMCD Group NV	348	15,282
Innoconcepts NV (I)	10,527	0
KAS Bank NV	330	2,968
Kendrion NV	654	19,969
Koninklijke BAM Groep NV	20,830	96,557
Koninklijke Vopak NV	1,703	89,318
Ordina NV (I)	5,537	12,468
PostNL NV (I)	28,141	127,676
QIAGEN NV (I)	5,338	147,187
SBM Offshore NV	9,898	140,555
Sligro Food Group NV	1,765	65,457
Telegraaf Media Groep NV	3,529	13,746

The accompanying notes are an integral part of the financial statements.
136

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
TKH Group NV	2,191	$85,537
TomTom NV (I)	8,528	81,590
Wessanen	5,830	74,819
		2,059,511
New Zealand - 1.3%
a2 Milk Company, Ltd. (I)	30,789	41,163
Air New Zealand, Ltd.	49,117	66,626
Chorus, Ltd.	17,681	50,367
Contact Energy, Ltd.	28,667	105,218
EBOS Group, Ltd.	3,359	46,150
Fisher & Paykel Healthcare Corp., Ltd.	31,682	231,277
Freightways, Ltd.	9,567	45,802
Genesis Energy, Ltd.	9,914	15,093
Infratil, Ltd.	44,336	104,654
Kathmandu Holdings, Ltd.	4,554	6,737
Mainfreight, Ltd.	5,720	73,991
Mercury NZ, Ltd.	2,436	5,402
Metlifecare, Ltd.	10,897	49,629
New Zealand Oil & Gas, Ltd.	38,161	15,592
NZME, Ltd. (I)	13,259	6,899
PGG Wrightson, Ltd.	8,197	3,169
Pike River Coal, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	82,307
Ryman Healthcare, Ltd.	7,969	55,939
SKY Network Television, Ltd.	18,776	67,355
SKYCITY Entertainment Group, Ltd.	46,829	156,376
Summerset Group Holdings, Ltd.	4,999	19,324
The New Zealand Refining Company, Ltd.	17,531	31,303
The Warehouse Group, Ltd.	9,894	21,130
Tower, Ltd.	12,717	8,574
Trade Me Group, Ltd.	14,357	58,838
Vector, Ltd.	7,803	18,763
Xero, Ltd. (I)	1,310	18,498
Z Energy, Ltd.	5,674	34,740
		1,440,916
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	8,900
Aker ASA, A Shares	2,324	80,113
American Shipping Company ASA (I)	1,661	5,264
Atea ASA (I)	6,611	67,075
Austevoll Seafood ASA	7,284	61,395
Bonheur ASA	1,672	10,096
Borregaard ASA	4,320	38,835
BW Offshore, Ltd. (I)	415,388	17,771
Det Norske Oljeselskap ASA (I)	1,725	27,518
DNO ASA (I)	54,092	55,207
Ekornes ASA	207	2,659
Hexagon Composites ASA (I)	3,589	12,900
Hoegh LNG Holdings, Ltd.	2,568	27,589
Kongsberg Automotive ASA (I)	29,400	24,103
Kvaerner ASA	11,623	14,129
Nordic Semiconductor ASA (I)(L)	7,334	35,882
Norwegian Air Shuttle ASA (I)	1,910	70,100
Opera Software ASA (I)	6,623	46,014
Petroleum Geo-Services ASA (I)	2,636	5,822
Protector Forsikring ASA	1,247	11,872
Sevan Marine ASA (I)	2,068	4,800
Solstad Offshore ASA (I)	2,340	4,544
SpareBank 1 SMN	3,890	27,164
Tomra Systems ASA	7,820	90,889
TREASURE ASA (I)	3,110	6,883
Vard Holdings, Ltd. (I)	26,000	2,956

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Veidekke ASA	6,400	$98,568
Wilh Wilhelmsen ASA	3,110	9,349
Wilh Wilhelmsen Holding ASA, Class A	1,300	27,528
		895,925
Peru - 0.1%
Hochschild Mining PLC	16,530	62,122
Portugal - 0.3%
Altri SGPS SA	6,126	21,409
Banco BPI SA (I)	23,984	30,431
Banco Comercial Portugues SA (I)(L)	596,434	10,311
CTT-Correios de Portugal SA	2,634	17,732
Mota-Engil SGPS SA	5,366	10,292
NOS SGPS SA	17,437	118,654
REN - Redes Energeticas Nacionais SGPS SA	12,164	35,555
Sonae SGPS SA	50,046	38,209
Teixeira Duarte SA	21,736	4,875
The Navigator Company SA	19,735	56,744
		344,212
Russia - 0.0%
Evraz PLC (I)	13,121	27,389
Singapore - 0.9%
Banyan Tree Holdings, Ltd. (I)	54,000	16,035
Boustead Projects, Ltd. (I)	3,000	1,536
Boustead Singapore, Ltd.	10,000	5,940
Bukit Sembawang Estates, Ltd.	16,000	52,421
Cape PLC	836	2,260
China Aviation Oil Singapore Corp., Ltd.	14,400	14,175
Chip Eng Seng Corp., Ltd.	33,000	15,389
COSCO Corp. Singapore, Ltd. (I)	80,000	15,632
Creative Technology, Ltd. (I)	6,650	4,694
CSE Global, Ltd.	34,000	10,382
CWT, Ltd.	10,200	14,970
Delfi, Ltd.	21,900	33,576
Ezion Holdings, Ltd. (I)	131,300	26,715
Far East Orchard, Ltd.	5,000	5,626
First Resources, Ltd.	19,300	25,975
Gallant Venture, Ltd. (I)	71,000	6,508
GL, Ltd.	51,700	29,616
GMG Global, Ltd. (I)	4,600	1,670
Golden Agri-Resources, Ltd.	65,500	17,126
Ho Bee Land, Ltd.	18,000	28,569
Hong Fok Corp., Ltd.	52,800	26,032
Hong Leong Asia, Ltd.	13,000	6,780
Hyflux, Ltd.	24,000	8,388
Indofood Agri Resources, Ltd.	25,000	8,272
Keppel Infrastructure Trust	83,600	30,986
M1, Ltd.	16,900	29,806
Metro Holdings, Ltd.	31,600	21,358
Midas Holdings, Ltd. (I)	86,000	14,533
Olam International, Ltd.	8,200	12,404
OUE, Ltd.	3,100	3,972
Raffles Medical Group, Ltd.	13,200	14,829
Rotary Engineering, Ltd.	22,000	6,150
SATS, Ltd.	25,300	92,481
SBS Transit, Ltd.	5,000	8,513
Sembcorp Industries, Ltd.	6,600	12,631
Sembcorp Marine, Ltd.	47,000	45,316
SIA Engineering Company, Ltd.	3,400	9,257
Sinarmas Land, Ltd.	94,200	33,899
Singapore Post, Ltd.	29,900	32,087
SMRT Corp., Ltd.	36,300	44,792

The accompanying notes are an integral part of the financial statements.
137

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Stamford Land Corp., Ltd.	59,000	$20,138
Super Group, Ltd.	27,000	15,785
Swiber Holdings, Ltd. (I)	15,000	1,199
Tat Hong Holdings, Ltd. (I)	31,000	10,940
United Engineers, Ltd.	38,000	68,976
United Industrial Corp., Ltd.	7,100	14,171
UOB-Kay Hian Holdings, Ltd.	33,503	32,210
UOL Group, Ltd.	3,800	15,707
Venture Corp., Ltd.	9,500	62,890
Wing Tai Holdings, Ltd.	21,205	26,317
XP Power, Ltd.	482	10,328
Yeo Hiap Seng, Ltd.	1,104	1,053
Yongnam Holdings, Ltd. (I)	32,625	4,794
		1,075,809
South Africa - 0.1%
Petra Diamonds, Ltd.	40,508	67,989
Spain - 2.3%
Acciona SA	1,589	120,102
Acerinox SA	9,149	121,022
Adveo Group International SA	702	2,627
Almirall SA	5,019	77,191
Applus Services SA	4,324	43,940
Atresmedia Corp de Medios
de Comunicacion SA	3,644	39,966
Bolsas y Mercados Espanoles SHMSF SA (L)	5,350	159,024
Caja de Ahorros del Mediterraneo (I)	5,428	0
Cie Automotive SA	3,433	67,591
Construcciones y Auxiliar de Ferrocarriles SA	117	47,019
Distribuidora Internacional de Alimentacion SA	26,359	163,228
Duro Felguera SA (I)	5,568	7,446
Ebro Foods SA	6,186	143,889
Elecnor SA	2,026	18,764
Ence Energia y Celulosa SA	9,506	20,725
Faes Farma SA	19,708	76,039
Fluidra SA	3,227	16,095
Gamesa Corporacion Tecnologica SA	12,762	305,777
Grupo Catalana Occidente SA	2,531	75,233
Indra Sistemas SA (I)	7,450	99,897
Inmobiliaria Colonial SA	8,505	61,861
Laboratorios Farmaceuticos Rovi SA	1,750	25,445
Liberbank SA (I)	6,474	5,444
Mediaset Espana Comunicacion SA	7,779	92,214
Melia Hotels International SA	5,357	66,801
NH Hotel Group SA (I)	13,441	61,330
Nmas1 Dinamia SA (I)	1,181	10,795
Obrascon Huarte Lain SA	4,278	17,168
Papeles y Cartones de Europa SA	4,678	25,170
Pescanova SA (I)	1,602	0
Pharma Mar SA (I)	13,550	43,092
Promotora de Informaciones SA, Class A (I)	2,575	16,506
Prosegur Cia de Seguridad SA	14,186	99,030
Sacyr SA (I)	19,140	40,395
Tecnicas Reunidas SA	2,298	89,657
Tubacex SA	6,252	18,535
Tubos Reunidos SA (I)	9,106	7,728
Vidrala SA	1,617	94,568
Viscofan SA	3,523	190,669
Vocento SA (I)	9,411	13,112
Zardoya Otis SA	6,140	59,075
		2,644,170
Sweden - 3.4%
AAK AB	2,029	149,915

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Acando AB	6,279	$16,182
AddLife AB (I)	1,567	24,945
AddTech AB, B Shares	5,019	78,632
AF AB, B Shares	6,380	124,093
Arcam AB (I)	583	19,923
Atrium Ljungberg AB, B Shares	780	13,608
Avanza Bank Holding AB	1,104	43,610
B&B Tools AB, B Shares	2,778	62,055
Beijer Alma AB	715	17,695
Beijer Ref AB	2,250	56,790
Betsson AB (I)	7,923	87,592
Bilia AB, A Shares	3,440	84,811
BillerudKorsnas AB	8,818	156,037
BioGaia AB, B Shares	555	16,180
Bonava AB, B Shares (I)	916	11,544
Bure Equity AB	5,458	64,128
Byggmax Group AB	1,755	13,253
Castellum AB	6,939	103,960
Clas Ohlson AB, B Shares	3,185	49,582
Cloetta AB, B Shares	18,972	68,773
Concordia Maritime AB, B Shares	2,200	3,924
Dios Fastigheter AB	1,472	11,113
Duni AB	3,514	53,484
East Capital Explorer AB	3,589	24,072
Elekta AB, B Shares	5,852	56,659
Enea AB (I)	1,999	21,194
Eniro AB (I)	29,988	1,331
Fabege AB	6,102	111,250
Fagerhult AB	1,365	36,529
Haldex AB	3,364	47,249
Hemfosa Fastigheter AB	1,471	15,951
HIQ International AB (I)	3,756	26,697
Holmen AB, B Shares	4,455	158,696
Hufvudstaden AB, A Shares	1,525	26,423
Indutrade AB	5,919	127,103
Intrum Justitia AB	4,673	150,710
Inwido AB	3,126	42,274
JM AB	6,233	170,377
KappAhl AB	2,691	13,717
Klovern AB, B Shares	10,266	12,772
Kungsleden AB	10,626	77,716
Lindab International AB	6,008	58,982
Loomis AB, B Shares	4,564	140,846
Mekonomen AB	2,150	41,881
Modern Times Group MTG AB, B Shares	2,175	55,717
Munksjo OYJ (I)	33	442
Mycronic AB	3,734	46,643
NCC AB, B Shares	2,552	66,876
Net Insight AB, B Shares (I)(L)	40,297	33,089
NetEnt AB (I)	8,580	78,577
New Wave Group AB, B Shares	4,353	25,743
Nibe Industrier AB, B Shares	7,849	69,882
Nobia AB	8,526	80,999
Nolato AB, B Shares	1,128	34,603
Nordnet AB, B Shares	5,460	17,951
OEM International AB, B Shares	1,799	30,879
Peab AB	14,016	120,899
Ratos AB, B Shares	10,353	49,151
Recipharm AB	721	11,775
Saab AB, B Shares	1,752	62,377
SAS AB (I)	6,411	12,781
Sensys Gatso Group AB (I)(L)	18,211	4,435
SkiStar AB	222	3,583

The accompanying notes are an integral part of the financial statements.
138

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
SSAB AB, A Shares (I)	882	$2,580
SSAB AB, A Shares (Stockholm
Stock Exchange) (I)	8,087	23,582
SSAB AB, B Shares (I)	770	1,877
SSAB AB, B Shares (Stockholm
Stock Exchange) (I)	16,754	40,866
Sweco AB, B Shares	4,462	91,990
Thule Group AB (S)	1,118	19,068
Wallenstam AB, B Shares	9,275	78,233
Wihlborgs Fastigheter AB	3,088	65,718
		3,824,574
Switzerland - 5.3%
AFG Arbonia-Forster Holding AG (I)	1,795	27,988
Allreal Holding AG (I)	841	127,684
Alpiq Holding AG (I)	155	14,329
APG SGA SA	88	37,378
Aryzta AG (I)	1,152	51,243
Ascom Holding AG	3,277	59,037
Autoneum Holding AG	263	73,999
Bachem Holding AG	14	1,318
Baloise Holding AG	1,441	174,479
Bank Coop AG	801	34,341
Banque Cantonale de Geneve	12	3,657
Banque Cantonale Vaudoise	91	59,755
Belimo Holding AG	21	69,114
Bell AG	90	39,405
Berner Kantonalbank AG	285	54,256
BKW AG	294	14,078
Bobst Group SA	632	35,284
Bossard Holding AG (I)	447	58,873
Bucher Industries AG	547	136,973
Burckhardt Compression Holding AG	228	64,569
Burkhalter Holding AG	218	29,499
Calida Holding AG (I)	285	9,371
Cembra Money Bank AG (I)	949	74,446
Charles Voegele Holding AG (I)	998	6,528
Cicor Technologies (I)	277	7,124
Clariant AG (I)	8,423	145,210
Coltene Holding AG	170	12,263
Conzzeta AG	16	11,036
Daetwyler Holding AG	673	97,249
DKSH Holding AG	778	57,232
dorma+kaba Holding AG (I)	239	177,192
Edmond de Rothschild Suisse SA	1	13,920
EFG International AG (I)	4,687	23,061
Emmi AG (I)	226	154,976
Energiedienst Holding AG	559	13,924
Ferrexpo PLC (I)	5,662	5,438
Flughafen Zuerich AG	1,355	264,894
Forbo Holding AG (I)	82	110,315
GAM Holding AG (I)	10,480	100,390
Gategroup Holding AG (I)	1,251	67,953
Georg Fischer AG	265	232,324
Gurit Holding AG (I)	22	20,065
Helvetia Holding AG	463	233,556
Huber & Suhner AG	574	38,320
Implenia AG	994	70,286
Inficon Holding AG (I)	129	49,417
Interroll Holding AG	38	42,390
Intershop Holding AG	72	37,046
Kardex AG (I)	420	40,428
Komax Holding AG	339	83,069
Kudelski SA (I)	3,337	62,217

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
LEM Holding SA	42	$47,520
Logitech International SA	1,671	37,531
Logitech International SA (SIX
Swiss Exchange)	5,484	123,095
Luzerner Kantonalbank AG (I)	254	104,542
Metall Zug AG, B Shares	5	16,265
Meyer Burger Technology AG (I)	4,318	14,746
Mobilezone Holding AG	2,429	35,653
Mobimo Holding AG (I)	463	117,968
OC Oerlikon Corp. AG (I)	9,053	90,466
Orascom Development Holding AG (I)	533	3,379
Orell Fuessli Holding AG	136	17,347
Orior AG (I)	169	14,322
Panalpina Welttransport Holding AG	858	119,549
Phoenix Mecano AG	62	32,186
Plazza AG	16	3,870
PSP Swiss Property AG	1,672	159,323
Rieter Holding AG (I)	251	50,922
Romande Energie Holding SA	34	40,862
Schaffner Holding AG (I)	40	9,896
Schmolz & Bickenbach AG (I)	55,184	37,501
Schweiter Technologies AG	80	92,746
Siegfried Holding AG (I)	210	45,877
St. Galler Kantonalbank AG	125	48,922
Straumann Holding AG	672	262,888
Sulzer AG	639	66,903
Swissquote Group Holding SA (I)	328	9,256
Tamedia AG	201	33,123
Tecan Group AG	559	98,221
Temenos Group AG (I)	3,524	222,220
U-Blox AG (I)	323	69,915
Valiant Holding AG	1,060	97,523
Valora Holding AG	291	82,926
Vaudoise Assurances Holding SA	87	44,051
Vetropack Holding AG	3	4,989
Von Roll Holding AG (I)	7,878	5,438
Vontobel Holding AG	1,927	95,835
VZ Holding AG	83	23,314
Walliser Kantonalbank	104	8,180
Ypsomed Holding AG (I)	276	56,599
Zehnder Group AG (I)	615	27,352
Zug Estates Holding AG, B Shares (I)	8	13,887
Zuger Kantonalbank AG	13	66,244
		5,982,251
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (I)	33,134	29,561
United Kingdom - 15.2%
4imprint Group PLC	154	3,490
A.G.Barr PLC	7,680	51,104
AA PLC	12,867	49,091
Aberdeen Asset Management PLC	12,945	54,639
Acacia Mining PLC	8,311	53,592
Afren PLC (I)	55,554	0
Aggreko PLC	7,251	89,394
Alizyme PLC (I)	22,479	0
Amec Foster Wheeler PLC	14,488	107,471
Anglo Pacific Group PLC	12,147	17,374
Ashmore Group PLC	18,067	82,689
AVEVA Group PLC	721	18,634
Balfour Beatty PLC	46,053	166,645

The accompanying notes are an integral part of the financial statements.
139

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PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BBA Aviation PLC	65,305	$211,372
Beazley PLC	34,635	173,485
Bellway PLC	8,717	267,314
Berendsen PLC	10,915	175,480
Bodycote PLC	15,683	119,489
Booker Group PLC	73,284	169,045
Bovis Homes Group PLC	10,397	117,882
Braemar Shipping Services PLC	1,328	5,923
Brammer PLC	8,722	13,609
Brewin Dolphin Holdings PLC	15,013	51,277
Britvic PLC	13,911	108,760
BTG PLC (I)	6,596	54,180
Capital & Counties Properties PLC	13,116	48,890
Carillion PLC (L)	27,252	87,562
Charles Taylor PLC	4,285	16,507
Chemring Group PLC (I)	15,378	28,054
Chesnara PLC	4,750	20,365
Cineworld Group PLC	10,316	77,502
Close Brothers Group PLC	10,738	190,451
Cobham PLC	74,691	162,489
Computacenter PLC	6,677	61,375
Concentric AB	3,667	49,364
Connect Group PLC	21,090	41,123
Consort Medical PLC	2,579	36,153
Costain Group PLC	4,797	22,347
Cranswick PLC	3,987	120,907
Crest Nicholson Holdings PLC	4,244	24,816
Daily Mail & General Trust PLC	14,473	139,463
Dairy Crest Group PLC	14,003	117,637
De La Rue PLC	6,976	53,723
Debenhams PLC	91,915	66,394
Dechra Pharmaceuticals PLC	4,401	79,452
Devro PLC	5,754	17,681
Dialight PLC (I)	105	951
Dialog Semiconductor PLC (I)	5,144	198,387
Dignity PLC	4,231	153,685
Diploma PLC	6,124	69,624
Domino’s Pizza Group PLC	29,982	145,149
Drax Group PLC	30,783	121,815
DS Smith PLC	64,440	320,640
Dunelm Group PLC	5,863	64,698
e2v technologies PLC	2,485	7,719
Electrocomponents PLC	31,661	139,405
Elementis PLC	34,182	96,357
EnQuest PLC (I)	53,014	18,370
Enterprise Inns PLC (I)	40,990	49,378
Essentra PLC	14,966	94,232
esure Group PLC	14,313	56,422
Euromoney Institutional Investor PLC	3,412	48,935
FDM Group Holdings PLC	2,162	17,159
Fenner PLC	9,083	23,573
Fidessa Group PLC	2,560	79,721
Findel PLC (I)	8,139	22,700
Firstgroup PLC (I)	88,330	120,926
Foxtons Group PLC (I)	8,069	10,465
Galliford Try PLC	6,450	110,725
Gem Diamonds, Ltd.	12,666	20,268
Genus PLC	4,351	109,789
Go-Ahead Group PLC	2,216	58,380
Greene King PLC	20,833	208,861
Greggs PLC	7,878	103,520
Halfords Group PLC	15,547	70,472
Halma PLC	21,707	294,711

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hays PLC	78,663	$132,400
Headlam Group PLC	4,631	29,592
Helical Bar PLC	8,263	28,874
Henderson Group PLC	64,172	192,637
Hill & Smith Holdings PLC	6,401	93,941
Hilton Food Group PLC	1,880	15,027
HomeServe PLC	22,230	165,580
Howden Joinery Group PLC	32,781	183,655
Hunting PLC	9,804	58,358
ICAP PLC	34,842	209,828
IG Group Holdings PLC	21,765	245,586
Imagination Technologies Group PLC (I)	16,400	52,448
IMI PLC	1,599	22,253
Inchcape PLC	26,025	222,064
Indivior PLC	24,546	97,615
Informa PLC	7,401	68,280
Intermediate Capital Group PLC	12,019	91,773
International Personal Finance PLC	12,526	42,220
Interserve PLC	9,571	45,835
IP Group PLC (I)	127	275
ITE Group PLC	16,803	35,187
Ithaca Energy, Inc. (I)	15,580	13,301
J Sainsbury PLC	6,257	19,929
J.D. Wetherspoon PLC	5,468	66,652
James Fisher & Sons PLC	4,579	96,672
Jardine Lloyd Thompson Group PLC	8,402	109,874
JD Sports Fashion PLC	1,594	30,476
John Menzies PLC	2,832	21,326
John Wood Group PLC	16,085	158,330
Jupiter Fund Management PLC	22,824	125,835
KAZ Minerals PLC (I)	24,312	69,480
KCOM Group PLC	41,789	62,791
Keller Group PLC	4,607	52,308
Kier Group PLC	7,205	122,403
Ladbrokes PLC	55,844	101,266
Laird PLC	25,897	106,552
Lancashire Holdings, Ltd.	16,033	139,144
Lavendon Group PLC	3,421	5,948
Lookers PLC	22,449	33,346
Low & Bonar PLC	22,280	17,930
Man Group PLC	85,474	124,513
Management Consulting Group PLC (I)	217	63
Marshalls PLC	12,527	46,172
Marston’s PLC	46,292	87,833
McBride PLC (I)	14,770	35,828
Mears Group PLC	8,289	49,418
Meggitt PLC	15,767	92,027
Melrose Industries PLC	63,726	144,032
Micro Focus International PLC	8,214	233,805
Millennium & Copthorne Hotels PLC	8,718	49,238
Mitchells & Butlers PLC	17,726	62,976
Mitie Group PLC	27,952	69,541
MJ Gleeson PLC	2,770	21,105
Moneysupermarket.com Group PLC	26,722	103,921
Morgan Advanced Materials PLC	22,063	82,684
Morgan Sindall Group PLC	789	7,570
Mothercare PLC (I)	8,741	13,430
MWB Group Holdings PLC (I)	11,618	734
N. Brown Group PLC	13,495	33,254
National Express Group PLC	34,580	154,390
NCC Group PLC	13,335	60,495
Northgate PLC	7,010	39,144
Novae Group PLC	2,664	26,459

The accompanying notes are an integral part of the financial statements.
140

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ocado Group PLC (I)	2,910	$9,985
Ophir Energy PLC (I)	7,595	7,633
Oxford Instruments PLC	2,533	20,811
Pagegroup PLC	20,236	87,813
PayPoint PLC	4,414	58,960
Pendragon PLC	63,903	24,826
Pennon Group PLC	22,238	257,114
Petrofac, Ltd.	4,438	51,368
Petropavlovsk PLC (I)	13,086	1,159
Pets at Home Group PLC	616	1,877
Photo-Me International PLC	9,981	20,021
Premier Farnell PLC	19,707	47,282
Premier Foods PLC (I)	41,106	28,046
Premier Oil PLC (I)	29,180	25,977
Punch Taverns PLC (I)	1,008	1,382
PZ Cussons PLC	16,024	75,601
QinetiQ Group PLC	52,160	159,805
Rank Group PLC	3,844	10,225
Rathbone Brothers PLC	2,792	66,107
Redrow PLC	21,353	110,501
Renishaw PLC	2,008	68,747
Rentokil Initial PLC	92,797	266,714
Ricardo PLC	2,717	33,852
Rightmove PLC	5,015	274,400
RM PLC	8,752	16,368
Rotork PLC	60,697	165,967
RPC Group PLC	20,011	248,672
RPS Group PLC	17,736	39,855
Savills PLC	9,220	85,534
SDL PLC	7,019	42,245
Senior PLC	28,121	83,473
Shanks Group PLC	35,094	49,470
SIG PLC	41,252	62,104
Soco International PLC	16,636	29,332
Spectris PLC	7,772	197,899
Speedy Hire PLC	24,369	11,218
Spirax-Sarco Engineering PLC	5,227	304,678
Spire Healthcare Group PLC (S)	8,597	44,006
Spirent Communications PLC	48,511	51,481
Sportech PLC (I)	11,390	12,034
St. Ives PLC	3,492	6,003
St. Modwen Properties PLC	14,271	54,175
Stagecoach Group PLC	27,597	75,441
SThree PLC	8,144	26,298
Stobart Group, Ltd.	1,253	2,707
Stolt-Nielsen, Ltd.	620	8,058
STV Group PLC	2,685	13,301
SuperGroup PLC	424	8,255
Synthomer PLC	18,970	90,831
TalkTalk Telecom Group PLC	31,116	81,443
Tate & Lyle PLC	19,727	191,484
Ted Baker PLC	1,270	40,556
Telecom Plus PLC	4,501	64,612
The Restaurant Group PLC	10,421	51,916
The Unite Group PLC	15,949	131,074
The Vitec Group PLC	1,430	11,291
The Weir Group PLC	12,493	275,160
Thomas Cook Group PLC (I)	66,442	59,533
Topps Tiles PLC	15,591	22,706
Trinity Mirror PLC	11,839	14,027
TT Electronics PLC	14,769	26,854
Tullett Prebon PLC	16,882	72,933
Tullow Oil PLC (I)	50,002	164,240

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
U & I Group PLC	5,560	$12,676
UBM PLC	22,464	207,658
UK Mail Group PLC	2,810	16,069
Ultra Electronics Holdings PLC	2,489	57,177
Vectura Group PLC (I)	55,290	99,317
Vesuvius PLC	19,459	88,361
Victrex PLC	7,047	143,066
Volex PLC (I)	3,136	1,714
Vp PLC	637	5,785
W.S. Atkins PLC	6,846	140,775
WH Smith PLC	8,112	161,828
William Hill PLC	48,853	192,724
Wilmington PLC	8,076	26,691
Wincanton PLC	7,151	19,015
Wireless Group PLC	4,980	20,267
Xaar PLC	2,846	18,451
Zeal Network SE	349	12,346
Zoopla Property Group PLC (S)	6,724	28,318
		17,286,532
United States - 0.2%
Alacer Gold Corp. (I)	14,491	36,229
Argonaut Gold, Inc. (I)	12,132	31,903
Diebold, Inc.	942	23,200
Energy Fuels, Inc. (I)	730	1,180
Ormat Technologies, Inc.	1	35
REC Silicon ASA (I)(L)	135,975	19,048
Sims Metal Management, Ltd.	15,252	109,684
Thompson Creek Metals Company, Inc.
(Toronto Stock Exchange) (I)	11,493	6,045
		227,324
TOTAL COMMON STOCKS (Cost $107,551,714)		$112,515,313

PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Draegerwerk AG & Company KGaA	721	51,726
FUCHS PETROLUB SE	2,559	116,835
Jungheinrich AG	1,449	49,043
Sartorius AG	920	76,643
Sixt SE	1,166	50,239
STO SE & Company KGaA	124	15,459
Villeroy & Boch AG	625	9,976
		369,921
TOTAL PREFERRED SECURITIES (Cost $323,146)		$369,921

RIGHTS - 0.0%
JB Hi-Fi, Ltd. (Expiration Date: 10/03/2016;
Strike Price AUD 26.20) (I)	1,291	2,707
Solstad Offshore ASA (Expiration Date:
10/28/2016; Strike Price NOK 12.50) (I)	362	136
Troy Resources, Ltd. (Expiration Date:
10/05/2016; Strike Price AUD 0.36) (I)	2,152	74
TOTAL RIGHTS (Cost $0)		$2,917

WARRANTS - 0.0%
Cheuk Nang Holdings, Ltd. (Expiration Date:
04/25/2017; Strike Price HKD 4.30) (I)	90	23
TOTAL WARRANTS (Cost $0)		$23

The accompanying notes are an integral part of the financial statements.
141

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 1.1%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	120,260	$1,203,391
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,203,386)		$1,203,391

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
BlackRock Cash Funds - Prime, Institutional
Class, 0.4200% (Y)	96,127	$96,127
TOTAL SHORT-TERM INVESTMENTS (Cost $96,127)		$96,127
Total Investments (International Small Company Trust)
(Cost $109,174,373) - 100.6%		$114,187,692
Other assets and liabilities, net - (0.6%)		(695,379)
TOTAL NET ASSETS - 100.0%		$113,492,313

International Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Australia - 1.9%
Origin Energy, Ltd.	1,578,725	$6,657,981
WorleyParsons, Ltd. (I)(L)	1,417,910	9,200,036
		15,858,017
Belgium - 0.7%
UCB SA	70,360	5,446,296
Canada - 7.1%
Barrick Gold Corp.	613,090	10,863,955
Cenovus Energy, Inc.	550,500	7,901,151
Ensign Energy Services, Inc.	777,400	4,444,148
HudBay Minerals, Inc.	342,050	1,353,130
Precision Drilling Corp.	2,106,400	8,798,408
Silver Wheaton Corp.	603,900	16,313,286
Suncor Energy, Inc.	288,200	8,000,491
		57,674,569
China - 7.3%
Baidu, Inc., ADR (I)	52,730	9,600,551
China Life Insurance Company, Ltd., H Shares	2,216,000	5,806,285
China Telecom Corp., Ltd., H Shares	20,958,427	10,692,247
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,581,800	7,011,740
Sinopec Engineering Group Company, Ltd.,
H Shares	8,961,000	7,763,896
Sinopharm Group Company, Ltd., H Shares	1,348,000	6,528,805
Trina Solar, Ltd., ADR (I)	1,186,601	12,150,794
		59,554,318
France - 8.5%
AXA SA	420,461	8,939,963
BNP Paribas SA	362,306	18,634,793
Cie Generale des Etablissements Michelin	113,680	12,588,430
Sanofi	162,713	12,390,811
Societe Generale SA	84,323	2,917,107
Technip SA	83,730	5,147,263
TOTAL SA	190,846	9,076,794
		69,695,161
Germany - 6.1%
Bayer AG	76,310	7,663,874

International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Lufthansa AG	359,610	$4,009,080
Gerresheimer AG	90,920	7,730,332
Merck KGaA	53,744	5,797,121
METRO AG	154,982	4,613,183
MorphoSys AG (I)(L)	84,190	3,525,927
Muenchener Rueckversicherungs-Gesellschaft
AG (Munich Re)	19,567	3,654,469
Siemens AG	108,861	12,765,141
		49,759,127
Hong Kong - 3.1%
China Mobile, Ltd.	458,500	5,632,383
GCL-Poly Energy Holdings, Ltd. (L)	98,088,000	13,148,137
Haier Electronics Group Company, Ltd.	2,369,000	3,940,595
Kunlun Energy Company, Ltd.	3,622,000	2,799,885
		25,521,000
India - 1.5%
Hero MotoCorp, Ltd.	83,700	4,303,302
Jain Irrigation Systems, Ltd.	1,872,382	2,522,252
LIC Housing Finance, Ltd.	618,559	5,400,661
		12,226,215
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR	291,724	13,422,221
Italy - 2.0%
Eni SpA	677,240	9,759,278
UniCredit SpA	2,683,464	6,254,955
		16,014,233
Japan - 5.0%
Nissan Motor Company, Ltd.	1,505,800	14,770,204
SoftBank Group Corp.	276,900	17,945,503
Sumitomo Metal Mining Company, Ltd.	96,100	1,327,309
Sumitomo Rubber Industries, Ltd.	191,000	2,889,046
Toyota Motor Corp.	74,330	4,311,619
		41,243,681
Luxembourg - 0.9%
Tenaris SA	488,494	6,957,787
Mexico - 0.5%
Industrias Penoles SAB de CV	173,794	4,158,920
Netherlands - 7.2%
Aegon NV	2,268,102	8,651,545
ING Groep NV (I)	640,340	7,905,435
QIAGEN NV (I)	420,910	11,605,896
Royal Dutch Shell PLC, B Shares	640,596	16,607,807
SBM Offshore NV	1,004,500	14,264,251
		59,034,934
Norway - 0.9%
Telenor ASA	424,329	7,296,718
Singapore - 1.0%
United Overseas Bank, Ltd.	604,300	8,383,931
South Africa - 0.4%
Petra Diamonds, Ltd.	1,836,540	3,082,481
South Korea - 14.2%
Hana Financial Group, Inc.	859,668	21,886,165
Hyundai Mobis Company, Ltd.	49,336	12,381,178
Hyundai Motor Company	49,426	6,108,146
KB Financial Group, Inc., ADR	733,361	25,088,280
Korea Investment Holdings Company, Ltd.	112,346	4,186,576
Posco Daewoo Corp.	330,464	7,428,240

The accompanying notes are an integral part of the financial statements.
142

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	26,594	$38,741,139
		115,819,724
Spain - 0.6%
Tecnicas Reunidas SA (L)	124,462	4,855,912
Sweden - 0.6%
Getinge AB, B Shares	262,002	5,079,173
Switzerland - 7.5%
ABB, Ltd. (I)	455,600	10,268,301
Basilea Pharmaceutica AG (I)(L)	34,270	2,719,810
Credit Suisse Group AG (I)	553,929	7,280,086
GAM Holding AG (I)	219,280	2,100,522
Glencore PLC (I)	5,144,600	14,086,733
Roche Holding AG	52,512	13,049,159
Swiss Re AG	52,631	4,753,550
UBS Group AG	499,300	6,820,667
		61,078,828
Taiwan - 1.3%
Catcher Technology Company, Ltd.	595,000	4,868,601
Quanta Computer, Inc.	2,575,000	5,396,413
		10,265,014
Thailand - 1.1%
Bangkok Bank PCL, NVDR	1,236,700	5,821,890
PTT Exploration & Production PCL	1,443,600	3,395,928
		9,217,818
United Kingdom - 13.6%
Aviva PLC	1,319,940	7,531,637
BAE Systems PLC	1,545,061	10,495,958
Barclays PLC	4,122,500	8,937,619
BP PLC	3,250,755	18,947,696
Carillion PLC (L)	1,441,700	4,632,253
HSBC Holdings PLC	1,661,010	12,485,359
Johnson Matthey PLC	155,816	6,646,182
Kingfisher PLC	997,670	4,867,668
Petrofac, Ltd.	1,161,960	13,449,118
Standard Chartered PLC (I)	1,528,457	12,438,146
Subsea 7 SA (I)(L)	442,853	4,778,771
Vodafone Group PLC	1,962,712	5,628,882
		110,839,289
United States - 3.6%
Apple, Inc.	65,040	7,352,772
Eli Lilly & Company	54,330	4,360,526
Halliburton Company	240,330	10,786,010
Stillwater Mining Company (I)	497,670	6,648,871
		29,148,179
TOTAL COMMON STOCKS (Cost $830,090,224)		$801,633,546

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	2,758,897	27,607,174
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,606,853)		$27,607,174

SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency - 1.2%
Federal Farm Credit Bank Discount Note
0.150%, 10/03/2016*	$1,700,000	$1,700,000

International Value Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. Discount
Note
0.200%, 10/03/2016*	$8,400,000	$8,400,000
		10,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,099,893)		$10,100,000
Total Investments (International Value Trust)
(Cost $867,796,970) - 102.8%		$839,340,720
Other assets and liabilities, net - (2.8%)		(22,797,516)
TOTAL NET ASSETS - 100.0%		$816,543,204

Investment Quality Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 54.8%
U.S. Government - 14.0%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$7,797,163	$7,919,572
0.250%, 01/15/2025	7,616,461	7,767,008
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046	1,852,000	1,920,109
3.000%, 11/15/2044 to 11/15/2045	2,305,000	2,638,322
4.500%, 02/15/2036	3,867,000	5,451,414
5.375%, 02/15/2031	3,000	4,382
U.S. Treasury Notes
1.375%, 04/30/2021 (D)	2,873,000	2,903,302
1.500%, 08/15/2026	2,325,000	2,304,022
1.625%, 05/15/2026	3,317,000	3,323,478
1.750%, 09/30/2019 (D)	2,200,000	2,254,743
2.000%, 08/15/2025	6,420,000	6,648,212
2.750%, 02/15/2024	66,000	72,041
		43,206,605
U.S. Government Agency - 40.8%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	4,700,000	4,909,837
3.000%, 04/01/2045	909,183	945,894
3.500%, TBA (C)	9,200,000	9,699,518
4.000%, TBA (C)	8,400,000	9,000,555
4.500%, TBA (C)	2,200,000	2,408,645
5.000%, 12/01/2034	276,705	309,878
6.500%, 04/01/2029 to 08/01/2034	19,284	22,581
7.500%, 08/01/2025 to 05/01/2028	8,949	10,349
Federal National Mortgage Association
2.500%, TBA (C)	1,600,000	1,656,907
2.500%, 12/01/2042 to 04/01/2045	1,780,469	1,798,972
2.660%, 03/01/2027	815,000	846,210
2.720%, 03/01/2027	780,000	813,867
2.780%, 03/01/2027	349,000	365,691
2.970%, 06/01/2027 to 06/01/2030	1,281,000	1,346,648
3.000%, TBA (C)	21,800,000	22,658,087
3.500%, TBA (C)	32,100,000	33,871,095
3.500%, 06/01/2046	5,411,910	5,715,370
4.000%, TBA (C)	1,000,000	1,073,838
4.500%, TBA (C)	3,100,000	3,394,968
5.000%, TBA (C)	1,800,000	1,999,266

The accompanying notes are an integral part of the financial statements.
143

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
3.000%, TBA (C)		$3,800,000	$3,980,802
3.000%, 04/15/2045 to 06/20/2046		8,548,613	8,958,695
3.500%, TBA (C)		2,400,000	2,548,993
4.000%, TBA (C)		4,300,000	4,607,917
4.000%, 11/15/2040 to 02/15/2042		102,556	111,186
4.500%, TBA (C)		2,300,000	2,482,922
6.000%, 08/15/2032 to 04/15/2035		80,008	93,900
6.500%, 06/15/2028 to 02/15/2035		44,057	51,515
7.000%, 11/15/2031 to 11/15/2033		279,930	330,278
8.000%, 07/15/2030		2,700	3,311
			126,017,695
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $167,658,444)			$169,224,300

FOREIGN GOVERNMENT
OBLIGATIONS - 1.6%
Argentina - 0.1%
Republic of Argentina
2.260%, 12/31/2038 (P)	EUR	290,000	213,869
Brazil - 0.5%
Federative Republic of Brazil
6.000%, 05/15/2017 to 08/15/2022	BRL	1,673,000	1,538,277
Colombia - 0.1%
Republic of Colombia
4.250%, 05/17/2017	COP	874,690,920	304,696
Indonesia - 0.2%
Republic of Indonesia
8.250%, 07/15/2021	IDR	4,440,000,000	357,910
8.375%, 03/15/2024		4,582,000,000	378,009
			735,919
Mexico - 0.2%
Government of Mexico
4.750%, 03/08/2044		$70,000	72,800
5.750%, 10/12/2110		396,000	418,770
			491,570
South Africa - 0.1%
Republic of South Africa
4.300%, 10/12/2028		410,000	405,900
Thailand - 0.2%
Bank of Thailand
1.490%, 02/23/2018	THB	16,325,000	470,573
Turkey - 0.1%
Republic of Turkey
10.600%, 02/11/2026	TRY	1,250,000	444,499
Uruguay - 0.1%
Republic of Uruguay
3.700%, 06/26/2037	UYU	6,964,308	198,824
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,696,991)			$4,804,127

CORPORATE BONDS - 33.1%
Consumer discretionary - 4.3%
21st Century Fox America, Inc.
7.750%, 01/20/2024		$272,000	348,906
7.850%, 03/01/2039		225,000	323,819

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
AutoZone, Inc.
1.625%, 04/21/2019	$80,000	$80,266
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)	39,655	19,837
CBS Corp.
4.000%, 01/15/2026	85,000	90,206
CCO Holdings LLC
5.125%, 02/15/2023	5,000	5,213
5.250%, 09/30/2022	75,000	78,375
5.750%, 09/01/2023	35,000	37,056
Charter Communications Operating LLC
3.579%, 07/23/2020 (S)	165,000	172,468
4.464%, 07/23/2022 (S)	455,000	491,329
4.908%, 07/23/2025 (S)	435,000	480,232
6.484%, 10/23/2045 (S)	800,000	969,590
Comcast Cable Communications LLC
8.500%, 05/01/2027	206,000	296,020
Comcast Corp.
1.625%, 01/15/2022	125,000	123,966
2.750%, 03/01/2023	665,000	689,281
3.400%, 07/15/2046	245,000	238,254
4.750%, 03/01/2044	195,000	229,714
Cox Communications, Inc.
3.350%, 09/15/2026 (S)	60,000	60,239
3.850%, 02/01/2025 (S)	165,000	170,127
4.800%, 02/01/2035 (S)	150,000	148,916
DISH DBS Corp.
5.875%, 07/15/2022	10,000	10,300
6.750%, 06/01/2021	206,000	221,965
Ford Motor Credit Company LLC
1.461%, 03/27/2017	575,000	575,684
3.200%, 01/15/2021	445,000	456,876
4.134%, 08/04/2025	215,000	226,962
General Motors Company
6.600%, 04/01/2036	220,000	265,171
6.750%, 04/01/2046	50,000	62,822
General Motors Financial Company, Inc.
2.400%, 04/10/2018	300,000	302,156
3.500%, 07/10/2019	660,000	679,883
3.700%, 05/09/2023	130,000	132,258
4.750%, 08/15/2017	545,000	559,736
5.250%, 03/01/2026	395,000	432,571
GLP Capital LP
5.375%, 04/15/2026	15,000	16,125
Group 1 Automotive, Inc.
5.000%, 06/01/2022	80,000	80,400
Grupo Televisa SAB
6.125%, 01/31/2046	200,000	219,798
Hanesbrands, Inc.
4.875%, 05/15/2026 (S)	40,000	40,900
Hilton Domestic Operating Company, Inc.
4.250%, 09/01/2024 (S)	35,000	35,700
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.250%, 06/01/2026 (S)	35,000	37,013
Lamar Media Corp.
5.750%, 02/01/2026	5,000	5,388
Liberty Interactive LLC
8.250%, 02/01/2030	160,000	172,000
Lowe’s Companies, Inc.
2.500%, 04/15/2026	395,000	396,099
3.700%, 04/15/2046	325,000	334,297

The accompanying notes are an integral part of the financial statements.
144

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Meritage Homes Corp.
6.000%, 06/01/2025	$90,000	$95,625
PulteGroup, Inc.
4.250%, 03/01/2021	10,000	10,500
Sky PLC
2.625%, 09/16/2019 (S)	290,000	294,845
TEGNA, Inc.
5.125%, 07/15/2020	155,000	160,038
The Home Depot, Inc.
3.500%, 09/15/2056	250,000	243,243
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	396,931
5.875%, 11/15/2040	195,000	216,988
6.750%, 07/01/2018	250,000	271,631
8.750%, 02/14/2019	80,000	92,255
Time Warner, Inc.
2.100%, 06/01/2019	80,000	81,195
2.950%, 07/15/2026	95,000	96,192
4.850%, 07/15/2045	180,000	201,713
6.100%, 07/15/2040	180,000	226,677
7.700%, 05/01/2032	173,000	246,372
Toll Brothers Finance Corp.
4.875%, 11/15/2025	20,000	20,500
Viacom, Inc.
3.450%, 10/04/2026	40,000	40,007
Videotron, Ltd.
5.375%, 06/15/2024 (S)	175,000	182,000
WMG Acquisition Corp.
5.000%, 08/01/2023 (S)	10,000	10,150
Wynn Las Vegas LLC
5.375%, 03/15/2022 (L)	110,000	113,988
		13,318,768
Consumer staples - 3.2%
Altria Group, Inc.
2.625%, 09/16/2026	40,000	40,466
3.875%, 09/16/2046	140,000	145,735
9.250%, 08/06/2019	80,000	97,179
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	415,000	419,113
2.150%, 02/01/2019	85,000	86,445
3.300%, 02/01/2023	1,730,000	1,824,588
4.700%, 02/01/2036	550,000	632,975
4.900%, 02/01/2046	1,515,000	1,817,012
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/2022	150,000	152,976
3.750%, 07/15/2042	225,000	225,777
BAT International Finance PLC
2.750%, 06/15/2020 (S)	265,000	274,424
CVS Health Corp.
2.125%, 06/01/2021	75,000	75,767
2.800%, 07/20/2020	380,000	393,984
3.875%, 07/20/2025	239,000	260,328
5.125%, 07/20/2045	375,000	457,209
Imperial Brands Finance PLC
2.050%, 07/20/2018 (S)	220,000	221,504
2.950%, 07/21/2020 (S)	500,000	516,264
Kraft Heinz Foods Company
2.000%, 07/02/2018	160,000	161,581
2.800%, 07/02/2020	145,000	150,276
4.375%, 06/01/2046	85,000	90,165
Molson Coors Brewing Company
4.200%, 07/15/2046	170,000	177,596

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Pernod Ricard SA
3.250%, 06/08/2026 (S)	$280,000	$284,598
Reynolds American, Inc.
3.250%, 06/12/2020	270,000	284,075
4.000%, 06/12/2022	40,000	43,458
Sysco Corp.
2.500%, 07/15/2021	310,000	316,667
The Kroger Company
1.500%, 09/30/2019	110,000	109,774
2.650%, 10/15/2026	155,000	154,116
3.875%, 10/15/2046	20,000	20,180
Walgreens Boots Alliance, Inc.
2.600%, 06/01/2021	235,000	240,509
3.100%, 06/01/2023	90,000	92,859
		9,767,600
Energy - 4.4%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	250,000	246,730
4.850%, 03/15/2021	140,000	150,822
5.550%, 03/15/2026 (L)	300,000	340,818
6.600%, 03/15/2046	265,000	323,150
6.950%, 06/15/2019	40,000	44,254
Antero Resources Corp.
5.625%, 06/01/2023	20,000	20,375
BP Capital Markets PLC
2.112%, 09/16/2021	215,000	216,153
2.521%, 01/15/2020	105,000	107,849
2.750%, 05/10/2023	275,000	279,998
Cenovus Energy, Inc.
3.000%, 08/15/2022	680,000	646,658
5.200%, 09/15/2043	245,000	220,466
5.700%, 10/15/2019	145,000	155,634
Concho Resources, Inc.
5.500%, 04/01/2023	30,000	30,938
6.500%, 01/15/2022	25,000	25,938
ConocoPhillips Company
4.950%, 03/15/2026	395,000	445,319
Continental Resources, Inc.
4.500%, 04/15/2023	15,000	14,400
5.000%, 09/15/2022	50,000	49,875
DCP Midstream LLC
5.350%, 03/15/2020 (S)	10,000	10,250
9.750%, 03/15/2019 (S)	15,000	16,680
DCP Midstream Operating LP
2.700%, 04/01/2019	20,000	19,500
4.950%, 04/01/2022	20,000	20,375
5.600%, 04/01/2044	30,000	27,750
Devon Energy Corp.
3.250%, 05/15/2022 (L)	570,000	565,972
Devon Financing Company LLC
7.875%, 09/30/2031	55,000	68,183
Emera US Finance LP
2.700%, 06/15/2021 (S)	45,000	46,054
4.750%, 06/15/2046 (S)	50,000	53,735
Encana Corp.
3.900%, 11/15/2021	155,000	155,307
Energy Transfer Equity LP
7.500%, 10/15/2020	200,000	219,500
Energy Transfer Partners LP
3.600%, 02/01/2023	510,000	502,136
5.950%, 10/01/2043	395,000	399,798
Enterprise Products Operating LLC
3.950%, 02/15/2027	135,000	141,318

The accompanying notes are an integral part of the financial statements.
145

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EOG Resources, Inc.
4.150%, 01/15/2026	$120,000	$131,143
Fortive Corp.
2.350%, 06/15/2021 (S)	160,000	161,486
Hess Corp.
4.300%, 04/01/2027	205,000	206,692
5.600%, 02/15/2041	185,000	184,296
5.800%, 04/01/2047	175,000	179,106
6.000%, 01/15/2040	140,000	143,340
Kerr-McGee Corp.
6.950%, 07/01/2024	345,000	414,935
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020	80,000	86,320
6.500%, 04/01/2020	25,000	28,069
6.850%, 02/15/2020	55,000	62,420
Kinder Morgan, Inc.
5.050%, 02/15/2046	460,000	439,038
Magellan Midstream Partners LP
5.000%, 03/01/2026	85,000	96,893
Marathon Oil Corp.
2.700%, 06/01/2020	105,000	102,920
2.800%, 11/01/2022	275,000	254,718
3.850%, 06/01/2025	20,000	19,004
5.200%, 06/01/2045	10,000	8,986
6.600%, 10/01/2037	5,000	5,123
6.800%, 03/15/2032	10,000	10,477
MEG Energy Corp.
7.000%, 03/31/2024 (S)	62,000	48,980
MPLX LP
4.875%, 12/01/2024 to 06/01/2025	80,000	83,113
Nexen Energy ULC
6.200%, 07/30/2019	90,000	100,067
NextEra Energy Capital Holdings, Inc.
1.649%, 09/01/2018	125,000	125,469
Petroleos Mexicanos
4.625%, 09/21/2023 (S)	35,000	35,172
5.500%, 02/04/2019 (S)	225,000	237,263
5.500%, 06/27/2044	420,000	364,098
6.375%, 02/04/2021 (S)	115,000	125,362
Pioneer Natural Resources Company
3.450%, 01/15/2021	70,000	72,795
3.950%, 07/15/2022	70,000	74,496
4.450%, 01/15/2026	340,000	368,949
Plains All American Pipeline LP
2.850%, 01/31/2023	260,000	247,008
3.650%, 06/01/2022	260,000	263,577
QEP Resources, Inc.
6.800%, 03/01/2020	5,000	5,113
Regency Energy Partners LP
5.875%, 03/01/2022	50,000	55,118
Shell International Finance BV
2.500%, 09/12/2026	95,000	93,467
3.250%, 05/11/2025	300,000	316,226
4.375%, 05/11/2045	290,000	313,218
SM Energy Company
6.125%, 11/15/2022	20,000	20,000
Statoil ASA
3.700%, 03/01/2024	56,000	60,893
3.950%, 05/15/2043	255,000	263,590
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	15,000	15,305
4.250%, 04/01/2024	160,000	166,279

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Tesoro Corp.
5.125%, 04/01/2024		$45,000	$46,350
Tesoro Logistics LP
5.500%, 10/15/2019		55,000	58,575
6.250%, 10/15/2022		85,000	90,738
Texas Eastern Transmission LP
2.800%, 10/15/2022 (S)		235,000	234,283
The Williams Companies, Inc.
3.700%, 01/15/2023		15,000	14,550
4.550%, 06/24/2024		5,000	5,098
5.750%, 06/24/2044		5,000	5,150
7.875%, 09/01/2021		10,000	11,575
Valero Energy Corp.
3.400%, 09/15/2026		340,000	335,890
4.900%, 03/15/2045		55,000	54,476
Williams Partners LP
3.600%, 03/15/2022		520,000	529,074
4.000%, 11/15/2021		130,000	134,553
4.300%, 03/04/2024		210,000	214,858
5.250%, 03/15/2020		170,000	184,048
WPX Energy, Inc.
5.250%, 09/15/2024		30,000	28,275
6.000%, 01/15/2022		20,000	19,750
			13,523,702
Financials - 11.0%
American International Group, Inc.
4.700%, 07/10/2035		175,000	189,113
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	200,000	210,096
Banco Bilbao Vizcaya Argentaria SA
(8.875% to 04/14/2021, then 5 Year
Euro Swap Rate + 9.177%)
04/14/2021 (Q)		200,000	236,577
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/09/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/09/2018 (Q)		$600,000	615,000
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	200,000	201,479
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		100,000	100,821
Bank of America Corp.
2.625%, 04/19/2021		$360,000	365,754
4.200%, 08/26/2024		365,000	385,966
5.000%, 01/21/2044		155,000	182,919
5.625%, 07/01/2020		295,000	331,558
6.400%, 08/28/2017		475,000	495,647
7.750%, 05/14/2038		560,000	813,483
Bank of Ireland (7.375% to 06/18/2020,
then 5 Year Euro Swap Rate + 6.956%)
06/18/2020 (Q)	EUR	600,000	641,994
Barclays Bank PLC
6.050%, 12/04/2017 (S)		$645,000	674,435
Barclays PLC (8.000% to 12/15/2020, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	200,000	224,782

The accompanying notes are an integral part of the financial statements.
146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA (7.625% to 03/30/2021,
then 5 Year U.S. Swap Rate + 6.314%)
03/30/2021 (Q)(S)		$230,000	$237,475
Capital One NA
1.650%, 02/05/2018		500,000	500,573
2.350%, 08/17/2018		740,000	748,978
CIT Group, Inc.
5.500%, 02/15/2019 (S)		260,000	274,950
Citigroup, Inc.
4.300%, 11/20/2026		250,000	262,365
4.450%, 09/29/2027		1,170,000	1,225,202
4.600%, 03/09/2026		185,000	197,692
4.650%, 07/30/2045		280,000	315,847
5.500%, 09/13/2025		90,000	102,697
CNO Financial Group, Inc.
5.250%, 05/30/2025		35,000	34,913
Credit Agricole SA
4.375%, 03/17/2025 (S)		295,000	301,155
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year Euro Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	275,000	307,290
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		$200,000	215,750
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)		200,000	212,000
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)		925,000	877,733
Credit Suisse Group Funding
Guernsey, Ltd.
3.125%, 12/10/2020		300,000	303,931
HSBC Holdings PLC
2.950%, 05/25/2021		200,000	202,867
3.400%, 03/08/2021		475,000	491,307
3.600%, 05/23/2023		400,000	413,249
4.250%, 08/18/2025		300,000	308,163
HSBC USA, Inc.
2.750%, 08/07/2020		210,000	215,002
Intercontinental Exchange, Inc.
2.750%, 12/01/2020		235,000	244,400
Intesa Sanpaolo SpA (7.700% to
09/17/2025, then 5 Year U.S. Swap
Rate + 5.462%)
09/17/2025 (Q)(S)		375,000	328,125
JPMorgan Chase & Co.
2.295%, 08/15/2021		215,000	215,481
2.400%, 06/07/2021		590,000	596,702
2.700%, 05/18/2023		545,000	550,797
2.750%, 06/23/2020		600,000	617,467
4.250%, 10/01/2027		365,000	392,911
6.000%, 01/15/2018		340,000	359,248
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	200,000	255,243
Marsh & McLennan Companies, Inc.
3.500%, 03/10/2025		$210,000	221,940

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)		$285,000	$449,339
MGIC Investment Corp.
5.750%, 08/15/2023		10,000	10,400
Morgan Stanley
2.450%, 02/01/2019		310,000	315,617
2.500%, 04/21/2021		945,000	954,227
3.125%, 07/27/2026		605,000	611,034
3.950%, 04/23/2027		225,000	234,170
4.000%, 07/23/2025		245,000	263,616
4.350%, 09/08/2026		150,000	160,229
4.875%, 11/01/2022		51,000	56,256
6.625%, 04/01/2018		1,225,000	1,312,524
MSCI, Inc.
4.750%, 08/01/2026 (S)		5,000	5,063
5.250%, 11/15/2024 (S)		30,000	31,760
5.750%, 08/15/2025 (S)		15,000	16,013
Nasdaq, Inc.
3.850%, 06/30/2026		60,000	62,821
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	210,000	259,943
Navient Corp.
5.500%, 01/15/2019		$120,000	121,800
6.625%, 07/26/2021		10,000	10,075
7.250%, 01/25/2022 to 09/25/2023		90,000	90,991
8.000%, 03/25/2020		10,000	10,725
8.450%, 06/15/2018		35,000	37,625
Radian Group, Inc.
7.000%, 03/15/2021		25,000	28,031
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023		770,000	759,980
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)		620,000	573,500
Santander Issuances SAU
5.179%, 11/19/2025		600,000	611,653
Societe Generale SA (7.375% to
09/13/2021, then 5 Year U.S. Swap
Rate + 6.238%)
09/13/2021 (Q)(S)		375,000	367,500
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		725,000	735,121
SunTrust Banks, Inc.
3.500%, 01/20/2017		325,000	326,647
Synchrony Financial
2.600%, 01/15/2019		475,000	480,574
The Bank of Nova Scotia
4.500%, 12/16/2025		335,000	357,143
The Bear Stearns Companies LLC
6.400%, 10/02/2017		85,000	89,029
7.250%, 02/01/2018		230,000	246,991
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019		100,000	100,653
2.350%, 11/15/2021		315,000	314,381
2.375%, 01/22/2018		735,000	742,482
2.600%, 04/23/2020		100,000	101,641
2.750%, 09/15/2020		320,000	327,804

The accompanying notes are an integral part of the financial statements.
147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
2.875%, 02/25/2021	$320,000	$328,228
3.750%, 02/25/2026	240,000	252,158
4.750%, 10/21/2045	145,000	163,136
5.150%, 05/22/2045	440,000	480,973
6.250%, 02/01/2041	255,000	334,150
6.750%, 10/01/2037	590,000	752,681
The PNC Financial Services Group, Inc.
5.625%, 02/01/2017	550,000	557,914
UBS Group AG (6.875% to 03/22/2021,
then 5 Year U.S. Swap Rate + 5.497%)
03/22/2021 (Q)	500,000	492,355
UBS Group AG (7.125% to 02/19/2020,
then 5 Year U.S. Swap Rate + 5.464%)
02/19/2020 (Q)	200,000	202,750
UBS Group Funding Jersey, Ltd.
2.650%, 02/01/2022 (S)	380,000	379,244
Wells Fargo & Company
3.000%, 04/22/2026	175,000	176,759
4.400%, 06/14/2046	435,000	443,987
4.900%, 11/17/2045	460,000	507,723
5.606%, 01/15/2044	455,000	544,806
		33,995,299
Health care - 2.7%
AbbVie, Inc.
3.200%, 05/14/2026	140,000	141,818
Actavis Funding SCS
2.350%, 03/12/2018	930,000	939,524
3.000%, 03/12/2020	370,000	381,433
3.850%, 06/15/2024	255,000	271,177
Aetna, Inc.
2.800%, 06/15/2023	100,000	102,147
4.250%, 06/15/2036	45,000	46,719
Anthem, Inc.
3.500%, 08/15/2024	295,000	310,085
4.625%, 05/15/2042	225,000	243,241
Baxalta, Inc.
3.600%, 06/23/2022	35,000	36,774
Cardinal Health, Inc.
1.950%, 06/15/2018	145,000	146,365
Celgene Corp.
4.625%, 05/15/2044	110,000	116,230
Community Health Systems, Inc.
5.125%, 08/01/2021	75,000	74,250
EMD Finance LLC
2.950%, 03/19/2022 (S)	390,000	402,076
Gilead Sciences, Inc.
2.500%, 09/01/2023	80,000	80,642
3.250%, 09/01/2022	105,000	111,505
HCA, Inc.
5.875%, 03/15/2022	130,000	143,975
6.500%, 02/15/2020	135,000	149,513
Hologic, Inc.
5.250%, 07/15/2022 (S)	25,000	26,531
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)	70,000	75,775
LifePoint Health, Inc.
5.875%, 12/01/2023	75,000	77,625
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	15,000	15,769
Medtronic, Inc.
4.375%, 03/15/2035	351,000	398,545

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Mylan NV
3.000%, 12/15/2018 (S)	$150,000	$153,300
3.150%, 06/15/2021 (S)	160,000	163,015
3.750%, 12/15/2020 (S)	170,000	177,555
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	35,000	35,963
Shire Acquisitions Investments Ireland
DAC
2.400%, 09/23/2021	290,000	290,805
Tenet Healthcare Corp.
6.000%, 10/01/2020	270,000	285,525
Teva Pharmaceutical
Finance Netherlands III BV
1.700%, 07/19/2019	535,000	533,750
2.200%, 07/21/2021	430,000	429,236
3.150%, 10/01/2026	85,000	85,450
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	80,000	79,738
3.000%, 04/15/2023	255,000	261,232
UnitedHealth Group, Inc.
1.700%, 02/15/2019	230,000	231,518
3.350%, 07/15/2022	265,000	284,585
3.750%, 07/15/2025	285,000	313,159
4.750%, 07/15/2045	85,000	102,196
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	565,000	565,605
		8,284,351
Industrials - 1.3%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021	170,000	177,863
Aircastle, Ltd.
5.000%, 04/01/2023	5,000	5,225
5.500%, 02/15/2022	20,000	21,576
BAE Systems Holdings, Inc.
2.850%, 12/15/2020 (S)	70,000	71,655
BAE Systems PLC
4.750%, 10/11/2021 (S)	70,000	77,845
Canadian Pacific Railway Company
9.450%, 08/01/2021	175,000	228,826
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,500
5.250%, 08/01/2020	91,000	93,730
CNH Industrial Capital LLC
4.375%, 11/06/2020	75,000	78,375
EnerSys
5.000%, 04/30/2023 (S)	85,000	84,894
ERAC USA Finance LLC
2.600%, 12/01/2021 (S)	375,000	382,256
FedEx Corp.
3.250%, 04/01/2026	90,000	94,976
4.550%, 04/01/2046	240,000	267,427
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)	10,000	10,575
Kansas City Southern
3.000%, 05/15/2023	125,000	127,407
Lockheed Martin Corp.
2.500%, 11/23/2020	185,000	190,984
4.700%, 05/15/2046	205,000	244,202
Norfolk Southern Corp.
2.900%, 06/15/2026	220,000	225,779
Oshkosh Corp.
5.375%, 03/01/2025	50,000	52,500

The accompanying notes are an integral part of the financial statements.
148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	$40,000	$41,600
4.250%, 01/17/2023 (S)	625,000	659,540
4.875%, 07/11/2022 (S)	125,000	139,499
Ryder System, Inc.
2.450%, 09/03/2019	20,000	20,404
2.550%, 06/01/2019	135,000	137,654
Sensata Technologies BV
5.000%, 10/01/2025 (S)	65,000	66,463
5.625%, 11/01/2024 (S)	10,000	10,563
Sigma Alimentos SA de CV
4.125%, 05/02/2026 (S)	245,000	245,613
United Rentals North America, Inc.
4.625%, 07/15/2023	45,000	46,125
5.500%, 07/15/2025	55,000	56,375
		3,880,431
Information technology - 1.6%
Apple, Inc.
1.550%, 08/04/2021	340,000	339,071
3.450%, 02/09/2045	325,000	311,378
3.850%, 08/04/2046	60,000	61,106
Cardtronics, Inc.
5.125%, 08/01/2022	90,000	92,025
Cisco Systems, Inc.
1.400%, 09/20/2019	480,000	480,491
2.200%, 02/28/2021	280,000	286,511
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	165,000	169,674
4.420%, 06/15/2021 (S)	150,000	156,779
8.350%, 07/15/2046 (S)	75,000	89,842
First Data Corp.
5.000%, 01/15/2024 (S)	15,000	15,225
5.375%, 08/15/2023 (S)	85,000	87,550
Intel Corp.
4.100%, 05/19/2046	130,000	139,451
Lam Research Corp.
2.800%, 06/15/2021	230,000	236,093
Microsoft Corp.
1.550%, 08/08/2021	400,000	398,288
2.400%, 08/08/2026	155,000	155,100
3.700%, 08/08/2046	235,000	238,041
3.950%, 08/08/2056	240,000	243,087
NCR Corp.
4.625%, 02/15/2021	150,000	151,500
Nokia OYJ
6.625%, 05/15/2039	70,000	75,950
Open Text Corp.
5.625%, 01/15/2023 (S)	35,000	35,700
Oracle Corp.
1.900%, 09/15/2021	520,000	521,359
Visa, Inc.
2.800%, 12/14/2022	300,000	314,528
4.300%, 12/14/2045	340,000	393,980
		4,992,729
Materials - 0.6%
Anglo American Capital PLC
4.450%, 09/27/2020 (S)	100,000	102,500
Boise Cascade Company
5.625%, 09/01/2024 (S)	15,000	15,225
Cascades, Inc.
5.500%, 07/15/2022 (S)	30,000	30,488
5.750%, 07/15/2023 (S)	45,000	45,563

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	$85,000	$86,275
CRH America, Inc.
5.125%, 05/18/2045 (S)	290,000	325,221
Crown Americas LLC
4.250%, 09/30/2026 (S)	20,000	19,975
Eagle Materials, Inc.
4.500%, 08/01/2026	15,000	15,209
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	5,000	4,525
4.550%, 11/14/2024	30,000	27,188
5.400%, 11/14/2034	20,000	16,600
5.450%, 03/15/2043	50,000	40,500
Graphic Packaging International, Inc.
4.875%, 11/15/2022	90,000	94,500
Kaiser Aluminum Corp.
5.875%, 05/15/2024	10,000	10,450
Norbord, Inc.
6.250%, 04/15/2023 (S)	85,000	90,313
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	125,000	126,563
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (S)	30,000	32,213
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)	70,000	72,275
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	125,000	134,557
Standard Industries, Inc.
5.375%, 11/15/2024 (S)	180,000	185,400
Steel Dynamics, Inc.
5.125%, 10/01/2021	30,000	31,163
5.500%, 10/01/2024	45,000	47,138
Teck Resources, Ltd.
8.500%, 06/01/2024 (S)	35,000	40,075
United States Steel Corp.
7.375%, 04/01/2020	43,000	42,785
Versum Materials, Inc.
5.500%, 09/30/2024 (S)	5,000	5,138
Westlake Chemical Corp.
4.625%, 02/15/2021 (S)	100,000	104,500
		1,746,339
Real estate - 0.6%
American Tower Corp.
3.400%, 02/15/2019	270,000	280,524
3.450%, 09/15/2021	185,000	194,719
Brandywine Operating Partnership LP
4.950%, 04/15/2018	205,000	213,823
Corrections Corp. of America
4.125%, 04/01/2020	40,000	37,700
Crown Castle International Corp.
3.400%, 02/15/2021	35,000	36,631
3.700%, 06/15/2026	135,000	140,946
HCP, Inc.
4.000%, 06/01/2025	75,000	77,054
4.200%, 03/01/2024	175,000	182,031
Kimco Realty Corp.
3.400%, 11/01/2022	30,000	31,607
Prologis LP
3.350%, 02/01/2021	410,000	433,508
Ventas Realty LP
4.750%, 06/01/2021	170,000	188,755
		1,817,298

The accompanying notes are an integral part of the financial statements.
149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services - 2.4%
AT&T, Inc.
3.600%, 02/17/2023	$525,000	$553,565
4.125%, 02/17/2026	375,000	405,466
4.750%, 05/15/2046	685,000	720,582
Frontier Communications Corp.
10.500%, 09/15/2022	25,000	26,500
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)	730,000	760,843
SBA Tower Trust
2.898%, 10/15/2044 (S)	505,000	512,097
2.933%, 12/15/2042 (S)	520,000	522,888
3.598%, 04/15/2043 (S)	730,000	732,448
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	25,000	26,938
9.000%, 11/15/2018 (S)	80,000	88,200
Sprint Corp.
7.125%, 06/15/2024	195,000	190,125
T-Mobile USA, Inc.
6.633%, 04/28/2021	65,000	68,413
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	14,854
7.721%, 06/04/2038	25,000	27,375
Verizon Communications, Inc.
4.272%, 01/15/2036	865,000	903,083
4.400%, 11/01/2034	225,000	238,534
4.672%, 03/15/2055	1,318,000	1,386,444
4.862%, 08/21/2046	110,000	123,520
5.012%, 08/21/2054	245,000	271,284
		7,573,159
Utilities - 1.0%
AES Corp.
5.500%, 03/15/2024	195,000	201,825
AmeriGas Partners LP
5.625%, 05/20/2024	25,000	26,500
5.875%, 08/20/2026	25,000	26,500
Berkshire Hathaway Energy Company
6.500%, 09/15/2037	180,000	248,018
Calpine Corp.
5.875%, 01/15/2024 (S)	35,000	36,969
Dominion Resources, Inc.
2.850%, 08/15/2026	205,000	204,037
DTE Energy Company
1.500%, 10/01/2019	185,000	184,729
Duke Energy Corp.
2.650%, 09/01/2026	85,000	83,496
Duke Energy Florida LLC
3.400%, 10/01/2046	305,000	297,546
Duke Energy Progress LLC
4.375%, 03/30/2044	70,000	79,509
Electricite de France SA
4.950%, 10/13/2045 (S)	275,000	298,329
Exelon Corp.
2.450%, 04/15/2021	50,000	51,002
2.850%, 06/15/2020	300,000	310,736
Fortis, Inc.
2.100%, 10/04/2021 (S)	95,000	94,549
3.055%, 10/04/2026 (S)	60,000	59,780
NRG Energy, Inc.
6.250%, 07/15/2022	75,000	76,125
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022	70,000	88,698
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	362,792

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	$60,000	$60,216
The Southern Company
1.850%, 07/01/2019	170,000	171,325
2.950%, 07/01/2023	110,000	113,809
4.400%, 07/01/2046	85,000	91,954
		3,168,444
TOTAL CORPORATE BONDS (Cost $98,508,847)		$102,068,120

MUNICIPAL BONDS - 1.2%
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	40,000	53,026
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	395,000	521,906
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	35,000	47,531
Port Authority of New York & New Jersey
6.040%, 12/01/2029	100,000	134,687
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	475,000	180,818
6.200%, 07/01/2039	525,000	199,826
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	195,000	74,143
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	710,000	270,091
State of California
7.300%, 10/01/2039	435,000	663,005
7.550%, 04/01/2039	295,000	471,159
7.600%, 11/01/2040	150,000	244,059
State of Illinois, GO
5.100%, 06/01/2033	60,000	57,740
5.665%, 03/01/2018	125,000	131,180
University of California
4.601%, 05/15/2031	495,000	578,279
TOTAL MUNICIPAL BONDS (Cost $3,437,428)		$3,627,450

TERM LOANS (M) - 3.7%
Consumer discretionary - 1.4%
Acosta, Inc.
4.250%, 09/26/2021	98,256	93,343
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	520,823	513,990
Aristocrat International Pty, Ltd.
3.500%, 10/20/2021	88,462	88,715
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	503,877	504,769
Boyd Gaming Corp.
3.845%, 09/15/2023	120,000	120,840
Charter Communications Operating LLC
3.500%, 01/24/2023	99,500	100,094
CityCenter Holdings LLC
4.250%, 10/16/2020	164,349	165,376
CSC Holdings LLC
5.000%, 10/09/2022	164,588	164,759
Delta 2 Lux Sarl
4.750%, 07/30/2021	150,000	150,146
Hilton Worldwide Finance LLC
3.097%, 10/25/2023	262,721	264,158
3.500%, 10/26/2020	25,700	25,828

The accompanying notes are an integral part of the financial statements.
150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
ION Media Networks, Inc.
4.750%, 12/18/2020	$170,753	$171,180
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	235,821	216,660
PetSmart, Inc.
4.250%, 03/11/2022	53,007	53,068
Scientific Games International, Inc.
6.000%, 10/01/2021	112,988	113,160
Serta Simmons Bedding LLC
4.250%, 10/01/2019	226,566	227,132
SRAM LLC
4.015%, 04/10/2020	251,966	244,407
The ServiceMaster Company LLC
4.250%, 07/01/2021	438,768	442,607
Town Sports International LLC
4.500%, 11/15/2020	274,881	199,632
Tribune Media Company
3.750%, 12/27/2020	400,685	403,314
		4,263,178
Consumer staples - 0.2%
Albertsons LLC
4.500%, 08/25/2021	178,358	179,655
Brightview Landscapes LLC
4.000%, 12/18/2020	238,276	237,680
Coty, Inc.
3.750%, 10/27/2022	34,825	35,173
Galleria Company
3.750%, 01/26/2023	70,000	70,197
JBS USA LUX SA
4.000%, 10/30/2022	109,175	109,039
		631,744
Energy - 0.2%
Arch Coal, Inc.
5.750%, 05/16/2018 (H)	122,158	93,247
Avago Technologies Cayman Finance, Ltd.
3.524%, 02/01/2023	131,570	133,069
California Resources Corp.
11.375%, 12/31/2021	110,000	115,432
Chesapeake Energy Corp.
8.500%, 08/23/2021	100,000	104,906
Seadrill Operating LP
4.000%, 02/21/2021	107,243	53,174
Western Refining, Inc.
5.250%, 11/12/2020	145,875	145,420
		645,248
Financials - 0.2%
Asurion LLC
4.338%, 07/08/2020	383,459	383,459
8.500%, 03/03/2021	245,000	243,366
Frank Russell Company
6.750%, 06/01/2023	119,700	118,653
		745,478
Health care - 0.4%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	199,363	196,932
Community Health Systems, Inc.
3.750%, 12/31/2019	37,771	37,042
3.999%, 01/27/2021	69,497	68,176

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Health care (continued)
Endo Luxembourg Finance I Company
Sarl
3.750%, 09/26/2022	$99,250	$98,974
Envision Healthcare Corp.
4.500%, 10/28/2022	104,213	104,622
Medpace Holdings, Inc.
4.750%, 04/01/2021	37,358	37,452
MPH Acquisition Holdings LLC
5.000%, 06/07/2023	119,597	121,035
Opal Acquisition, Inc.
5.000%, 11/27/2020	186,929	174,545
PRA Holdings, Inc.
4.500%, 09/23/2020	205,152	205,794
US Renal Care, Inc.
5.250%, 12/31/2022	173,688	166,393
		1,210,965
Industrials - 0.4%
AFGlobal Corp.
5.000%, 12/19/2019	116,415	65,192
Fly Funding II Sarl
3.540%, 08/09/2019	142,313	142,490
Gardner Denver, Inc.
4.250%, 07/30/2020	388,000	375,390
Nexeo Solutions LLC
5.250%, 06/09/2023	114,713	115,215
RBS Global, Inc.
4.000%, 08/21/2020	369,513	369,838
Sensus USA, Inc.
6.500%, 04/05/2023	129,675	129,999
The Kenan Advantage Group, Inc.
4.000%, 07/31/2022	41,960	41,567
TransDigm, Inc.
3.750%, 05/14/2022	221,787	221,911
		1,461,602
Information technology - 0.3%
First Data Corp.
4.275%, 07/08/2022	195,000	196,024
4.525%, 03/24/2021	112,109	112,887
NXP BV
3.750%, 12/07/2020	58,652	58,857
SS&C European Holdings Sarl
4.000%, 07/08/2022	9,241	9,305
SS&C Technologies, Inc.
4.000%, 07/08/2022	62,823	63,255
WEX, Inc.
4.250%, 07/01/2023	199,500	201,661
Zayo Group LLC
3.750%, 05/06/2021	351,953	353,421
		995,410
Materials - 0.3%
Berry Plastics Group, Inc.
3.500%, 01/06/2021	548,197	548,334
Coveris Holdings SA
4.500%, 05/08/2019	176,695	176,365
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	63,775	63,688
The Chemours Company
3.750%, 05/12/2022	79,359	78,516
		866,903

The accompanying notes are an integral part of the financial statements.
151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Real estate - 0.1%
DTZ US Borrower LLC
4.250%, 11/04/2021	$98,750	$98,781
MGM Growth Properties Operating
Partnership LP
4.000%, 04/25/2023	104,475	105,357
		204,138
Telecommunication services - 0.1%
Level 3 Financing, Inc.
4.000%, 01/15/2020	200,000	200,850
UPC Financing Partnership
4.080%, 08/31/2024	140,000	140,449
		341,299
Utilities - 0.1%
Calpine Corp.
3.840%, 05/31/2023	134,663	135,095
Texas Competitive Electric Holdings
Company LLC
5.000%, 10/31/2017	75,000	75,535
		210,630
TOTAL TERM LOANS (Cost $11,767,010)		$11,576,595

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.0%
Commercial and residential - 10.2%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.699%, 01/25/2036 (P)	67,619	56,202
Series 2005-10, Class 6A21,
0.946%, 01/25/2036 (P)	111,628	95,837
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.759%, 11/25/2035 (P)	131,236	105,323
Series 2005-72, Class A1,
0.716%, 01/25/2036 (P)	38,441	31,617
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	163,179	126,706
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	93,213	61,053
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.636%, 09/25/2046 (P)	51,843	38,853
Series 2006-3, Class 2A11,
1.350%, 10/25/2046 (P)	66,980	46,864
Series 2007-2, Class A1,
0.571%, 03/25/2047 (P)	40,396	31,133
Banc of America Commercial Mortgage Trust, Series 2007-4,
Class A4 5.741%, 02/10/2051 (P)	588,832	600,728
Banc of America Funding Trust
Series 2006-C, Class 3A1,
3.187%, 04/20/2036 (P)	114,208	95,952
Series 2006-H, Class 6A1,
0.629%, 10/20/2036 (P)	135,406	113,380
BBCMS Trust, Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (S)	330,000	351,546
BCAP LLC Trust, Series 2006-AA2, Class A1 0.616%, 01/25/2037 (P)	240,307	193,131
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1,
0.946%, 01/25/2036 (P)	292,740	236,978

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns ALT-A Trust (continued)
Series 2005-9, Class 11A1,
0.966%, 11/25/2035 (P)	$76,966	$67,782
Bear Stearns ARM Trust, Series 2005-12, Class 11A1 2.816%, 02/25/2036 (P)	38,883	33,259
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.720%, 06/11/2040 (P)	213,816	217,135
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	285,747	288,365
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.626%, 10/25/2036 (P)	21,860	17,703
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	290,000	276,317
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
1.126%, 03/25/2035 (P)	73,334	57,326
Series 2007-HY1, Class 1A1,
3.018%, 04/25/2037 (P)	21,797	19,712
Series 2007-HY4, Class 1A1,
2.768%, 09/25/2047 (P)	276,442	244,696
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.140%, 12/10/2049 (P)	226,263	233,325
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	395,000	438,858
Series 2014-GC23, Class XA IO,
1.126%, 07/10/2047	2,481,457	155,924
Series 2015-GC29, Class AA IO,
1.172%, 04/10/2048	2,122,955	145,591
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	366,558	368,123
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.094%, 12/10/2049 (P)	463,327	476,710
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG), Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	800,000	853,172
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR9, Class A4,
4.234%, 07/10/2045 (P)	45,109	50,755
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	533,633
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	431,913
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	625,105	659,711
Commercial Mortgage Trust (Deutsche Bank AG), Series 2013-300P, Class A1
4.353%, 08/10/2030 (S)	260,000	291,768
Commercial Mortgage Trust (Deutsche Bank AG/UBS), Series 2014-UBS2,
Class A5 3.961%, 03/10/2047	425,000	468,459
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	1,076	1,076

The accompanying notes are an integral part of the financial statements.
152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	$15,000	$16,154
Series 2015-C2, Class XA IO,
0.894%, 06/15/2057	5,649,693	303,097
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.596%, 03/25/2037 (P)	113,794	83,793
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.416%, 09/25/2043 (P)(S)	520,000	569,826
Series 2012-K706, Class B,
4.028%, 11/25/2044 (P)(S)	380,000	395,028
Series 2014-K503, Class B,
3.009%, 10/25/2047 (P)(S)	465,000	470,995
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	338,065	363,316
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.101%, 09/19/2035 (P)	60,507	55,251
Series 2006-AR1, Class 1A1,
3.321%, 04/19/2036 (P)	343,223	305,067
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	670,000	723,850
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	437,385
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
2.931%, 01/25/2036 (P)	16,187	15,033
Series 2007-1F, Class 4A1,
0.746%, 01/25/2037 (P)	231,381	143,247
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A,
0.766%, 09/19/2035 (P)	73,758	59,254
Series 2006-12, Class 2A13,
0.679%, 12/19/2036 (P)	348,556	259,007
Series 2006-12, Class 2A2A,
0.629%, 01/19/2038 (P)	115,537	99,217
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	825,000	824,846
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.957%, 12/25/2036 (P)	132,330	116,683
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.817%, 08/25/2035 (P)	87,677	65,797
Series 2007-AR15, Class 1A1,
3.163%, 08/25/2037 (P)	248,964	197,658
Series 2007-AR9, Class 2A1,
3.054%, 04/25/2037 (P)	148,094	94,504
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	395,000	437,235
Series 2014-C22, Class A4,
3.801%, 09/15/2047	135,000	147,377
Series 2015-C28, Class A4,
3.227%, 10/15/2048	706,000	743,570

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.699%, 02/12/2049 (P)	$450,638	$457,060
Series 2008-C2, Series A4,
6.068%, 02/12/2051	412,879	423,449
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	462,843	498,306
Series 2013-C16, Class A4,
4.166%, 12/15/2046	323,000	361,311
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	256,908	256,948
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.950%, 05/25/2036 (P)	33,500	29,755
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	472,758	478,536
Series 2007-C2, Class A3,
5.430%, 02/15/2040	182,355	183,862
Lehman XS Trust, Series 2006-16N,
Class A4A 0.636%, 11/25/2046 (P)	270,280	222,756
LSTAR Securities Investment Trust
Series 2015-2, Class A,
2.439%, 01/01/2020 (P)(S)	641,175	635,655
Series 2015-4, Class A1,
2.434%, 04/01/2020 (P)(S)	831,202	820,812
Series 2015-9, Class A1,
2.439%, 10/01/2020 (P)(S)	759,383	747,873
Series 2016-3, Class A,
2.840%, 09/01/2021 (P)(S)	345,000	339,998
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.804%, 07/25/2035 (P)	278,936	217,214
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	487,655	490,017
Series 2007-7, Class A4,
5.739%, 06/12/2050 (P)	507,889	516,379
Series 2007-9, Class A4,
5.700%, 09/12/2049	388,879	400,770
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	135,000	150,965
Series 2014-C19, Class XA IO,
1.155%, 12/15/2047	1,591,636	94,259
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	600,053	606,584
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	323,966	333,117
Series 2007-T27, Class A4,
5.820%, 06/11/2042 (P)	143,175	146,153
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	475,000	503,173
New Residential Mortgage Loan Trust,
Series 2016-2A, Class A1
3.750%, 11/25/2035 (P)(S)	807,121	838,342

The accompanying notes are an integral part of the financial statements.
153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	$311,000	$338,948
Residential Accredits Loans, Inc. Trust
Series 2006-QO7, Class 1A1,
1.210%, 09/25/2046 (P)	258,580	183,370
Series 2007-QH9, Class A1,
1.667%, 11/25/2037 (P)	139,210	94,750
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.448%, 04/25/2037 (P)	34,428	29,245
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.713%, 07/20/2037 (P)	27,611	22,237
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	607,656
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.746%, 09/25/2034 (P)	31,634	27,370
TBW Mortgage-Backed Trust,
Series 2006-3, Class 1A
6.000%, 07/25/2036	193,393	154,910
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.000%, 03/25/2054 (P)(S)	78,354	80,001
Series 2015-4, Class A1B,
2.750%, 04/26/2055 (P)(S)	289,850	294,344
Series 2016-2, Class A1A,
2.750%, 08/25/2055 (P)(S)	579,695	587,328
Series 2016-3, Class A1,
2.250%, 08/25/2055 (P)(S)	799,725	799,298
WaMu Mortgage Pass- Through Certificates
Series 2006-AR11, Class 2A,
2.178%, 09/25/2046 (P)	204,191	192,185
Series 2007-HY6, Class 1A1,
2.355%, 06/25/2037 (P)	37,321	33,337
Washington Mutual Mortgage Pass- Through Certificates, Series 2006-5,
Class 1A1 1.046%, 07/25/2036 (P)	52,576	29,064
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	310,000	339,501
Series 2015-NXS1, Class D,
4.104%, 05/15/2048 (P)	40,000	32,784
Series 2015-NXS1, Class XA IO,
1.202%, 05/15/2048	2,121,673	146,157
Series 2015-NXS3, Class XA IO,
1.191%, 09/15/2057	4,692,651	312,306
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.888%, 10/25/2035 (P)	225,000	214,600
Series 2006-AR16, Class A1,
2.737%, 10/25/2036 (P)	194,954	179,711
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	339,136
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	664,532
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	600,000	664,091

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency - 0.8%
Federal Home Loan Mortgage Corp.
Series 2015-DNA2, Class M2,
3.046%, 12/25/2027 (P)	$301,500	$307,765
Series 2015-DNA3, Class M2,
3.296%, 04/25/2028 (P)	983,000	1,013,340
Series 2015-HQA1, Class M2,
3.096%, 03/25/2028 (P)	260,000	266,033
Series 2016-DNA1, Class M2,
3.339%, 07/25/2028 (P)	824,000	851,382
Government National Mortgage Association, Series 2006-38, Class XS
IO 6.816%, 09/16/2035	117,485	22,928
		2,461,448
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,150,341)		$34,025,409

ASSET BACKED SECURITIES - 15.8%
ABFC Trust, Series 2006-HE1, Class A2D
0.666%, 01/25/2037 (P)	163,817	107,125
Apidos CLO XVII
Series 2014-17A, Class A1A,
2.133%, 04/17/2026 (P)(S)	1,200,000	1,200,028
Series 2014-17A, Class A2A,
2.683%, 04/17/2026 (P)(S)	1,190,000	1,189,993
Apidos CLO XX, Series 2015-20A,
Class A1 2.183%, 01/16/2027 (P)(S)	700,000	700,239
Apidos CLO XXI, Series 2015-21A,
Class A1 2.063%, 07/18/2027 (P)(S)	1,170,000	1,170,202
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
2.183%, 07/16/2026 (P)(S)	265,000	265,010
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class A
2.168%, 10/15/2026 (P)(S)	650,000	650,203
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
2.158%, 04/25/2026 (P)(S)	885,000	885,073
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
2.083%, 08/05/2027 (P)(S)	1,230,000	1,230,883
Babson CLO, Ltd., Series 2015-IA,
Class A 2.064%, 04/20/2027 (P)(S)	1,205,000	1,204,538
BlueMountain CLO, Ltd., Series 2015-3A,
Class A1 2.114%, 10/20/2027 (P)(S)	1,040,000	1,040,644
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	121,667	119,261
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.424%, 04/20/2022 (P)(S)	350,000	349,045
Series 2014-4, Class B,
3.078%, 10/15/2026 (P)(S)	305,000	305,479
Series 2014-4A, Class A1,
2.128%, 10/15/2026 (P)(S)	425,000	425,071
Series 2015-2A, Class A1,
2.104%, 04/27/2027 (P)(S)	770,000	771,077
Series 2016-3A, Class A2,
2.707%, 10/20/2029 (P)(S)	430,000	430,860
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.916%, 01/30/2025 (P)(S)	665,000	663,550
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 2.124%, 07/27/2026 (P)(S)	595,000	594,993

The accompanying notes are an integral part of the financial statements.
154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 2.112%, 11/07/2026 (P)(S)	$445,000	$444,540
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
2.123%, 04/17/2026 (P)(S)	770,000	781,608
Series 2015-23A, Class A2A,
2.683%, 04/17/2026 (P)(S)	310,000	309,998
CIFC Funding, Ltd.
Series 2012-2A, Class A3R,
3.336%, 12/05/2024 (P)(S)	505,000	502,302
Series 2014-2A, Class A1L,
2.141%, 05/24/2026 (P)(S)	890,000	890,068
CPS Auto CPS Auto Receivables Trust,
Series 2013-D, Class A
1.540%, 07/16/2018 (S)	16,762	16,769
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	46,945	47,007
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	319,040	319,049
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	770,000	771,483
Dryden Senior Loan Fund,
Series 2015-38A, Class A
2.058%, 07/15/2027 (P)(S)	660,000	660,230
First Franklin Mortgage Loan Trust,
Series 2006-FF12, Class A5
0.763%, 09/25/2036 (P)	240,000	167,859
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	15,069	15,072
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	112,290	112,328
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	629,418	630,310
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	170,000	171,211
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	31,839	31,851
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	150,000	150,057
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 2.188%, 01/24/2027 (P)(S)	895,000	896,930
Galaxy XV CLO, Ltd., Series 2013-15A,
Class A 1.878%, 04/15/2025 (P)(S)	1,140,000	1,134,527
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.728%, 07/15/2026 (P)(S)	530,000	530,225
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	130,000	130,335
Green Tree Agency Advance Funding Trust, Series 2015-T2,
Class AT2 3.095%, 10/15/2048 (S)	380,000	380,119
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	511,592	272,107
Series 2006-20, Class 2A1A,
0.496%, 12/25/2046 (P)	485,901	303,691
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	206,370	104,765
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)	325,000	302,264

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GSAMP Trust, Series 2007-FM2,
Class A2B 0.536%, 01/25/2037 (P)	$309,360	$192,349
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
2.083%, 05/05/2027 (P)(S)	485,000	484,996
ING IM CLO, Ltd., Series 2012-1RA,
Class A2R 2.186%, 03/14/2022 (P)(S)	500,000	500,093
KKR CLO 15, Ltd., Series 15, Class A1A
2.353%, 10/18/2028 (P)(S)	645,000	645,123
Louisiana Local Government Environmental Facilities & Community Development Authority,
Series 2010-ELL, Class A2
2.470%, 02/01/2019	115,134	115,400
Madison Park Funding XI, Ltd.,
Series 2013-11A, Class A1A
1.918%, 10/23/2025 (P)(S)	721,165	718,091
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.784%, 07/20/2026 (P)(S)	530,000	530,054
Magnetite IX, Ltd., Series 2014-9A,
Class A1 2.058%, 07/25/2026 (P)(S)	915,000	915,456
Magnetite VII, Ltd., Series 2012-7A,
Class C 5.128%, 01/15/2025 (P)(S)	622,000	622,733
Magnetite VIII, Ltd., Series 2014-8A,
Class A 2.108%, 04/15/2026 (P)(S)	625,000	626,313
Magnetite XII, Ltd., Series 2015-12A,
Class A 2.128%, 04/15/2027 (P)(S)	555,000	555,093
Nationstar HECM Loan Trust
Series 2016-1A, Class A,
2.981%, 02/25/2026 (S)	298,999	298,780
Series 2016-2A, Class A,
2.239%, 06/25/2026 (S)	99,744	99,869
NRZ Advance Receivables Trust,
Series 2015-T2, Class AT2
3.302%, 08/17/2048 (S)	2,035,000	2,040,459
Oaktree EIF II Series B1, Ltd.,
Series 2015-B1A, Class A
2.176%, 02/15/2026 (P)(S)	775,000	775,467
OCP CLO, Ltd., Series 2015-8A, Class A1
2.163%, 04/17/2027 (P)(S)	1,065,000	1,065,224
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
2.056%, 11/20/2023 (P)(S)	565,000	565,003
OHA Credit Partners VIII, Ltd.,
Series 2013-8A, Class A
1.754%, 04/20/2025 (P)(S)	856,000	849,775
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 2.126%, 02/15/2027 (P)(S)	910,000	910,065
OneMain Financial Issuance Trust,
Series 2016-2A, Class A
4.100%, 03/20/2028 (S)	945,000	972,643
OZLM XII, Ltd., Series 2015-12A,
Class A1 2.066%, 04/30/2027 (P)(S)	1,025,000	1,025,312
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 2.138%, 04/15/2027 (P)(S)	945,000	945,299
Santander Drive Auto Receivables Trust
Series 2013-5, Class C,
2.250%, 06/17/2019	109,392	109,849
Series 2014-1, Class C,
2.360%, 04/15/2020	470,000	473,509
Series 2014-4, Class B,
1.820%, 05/15/2019	178,535	178,874

The accompanying notes are an integral part of the financial statements.
155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2015-2, Class B,
1.830%, 01/15/2020	$735,000	$738,291
Securitized Asset Backed Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.536%, 07/25/2036 (P)	177,100	87,312
Shackleton 2015-VIII CLO, Ltd.,
Series 2015-8A, Class A1
2.144%, 10/20/2027 (P)(S)	1,035,000	1,035,641
SoFi Consumer Loan Program LLC,
Series 2016-2A, Class A
3.200%, 10/27/2025 (S)	620,000	621,175
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
2.005%, 01/21/2026 (P)(S)	623,000	621,053
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
2.158%, 04/15/2027 (P)(S)	755,000	754,997
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.626%, 07/25/2037 (P)	45,000	31,055
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	328,243	329,302
Springleaf Funding Trust, Series 2014-AA,
Class A 2.410%, 12/15/2022 (S)	366,360	366,829
SPS Servicer Advance Receivables Trust,
Series 2015-T3, Class AT3
2.920%, 07/15/2047 (S)	630,000	631,448
Treman Park CLO, Ltd., Series 2015-1A,
Class A 2.134%, 04/20/2027 (P)(S)	775,000	775,269
Venture XXI CLO, Ltd., Series 2015-21A,
Class A 2.118%, 07/15/2027 (P)(S)	915,000	915,283
Voya CLO, Ltd.
Series 2012-3AR, Class BR,
2.578%, 10/15/2022 (P)(S)	550,000	550,657
Series 2014-3A, Class A1,
2.135%, 07/25/2026 (P)(S)	370,000	370,117
Series 2015-1A, Class A1,
2.113%, 04/18/2027 (P)(S)	730,000	730,015
Series 2015-1A, Class A2,
2.733%, 04/18/2027 (P)(S)	255,000	255,008
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	318,192	318,296
TOTAL ASSET BACKED SECURITIES (Cost $48,623,037)		$48,727,556

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter Option on the CNY vs. JPY (Expiration Date: 11/10/2016;
Strike Price: CNY 14.93; Counterparty:
Goldman Sachs International) (I)	2,263,000	3,735
Over the Counter Option on the CNY vs. JPY (Expiration Date: 11/10/2016;
Strike Price: CNY 14.95; Counterparty:
JPMorgan Chase Bank) (I)	2,263,000	3,899
Over the Counter Option on the CNY vs. JPY (Expiration Date: 11/10/2016;
Strike Price: CNY 15.14; Counterparty:
Goldman Sachs International) (I)	2,263,000	5,618

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on the USD vs. PHP (Expiration Date: 10/14/2016;
Strike Price: $47.79; Counterparty:
Goldman Sachs International) (I)		$610,000	$917
Over the Counter Option on the USD vs. PHP (Expiration Date: 10/14/2016;
Strike Price: $47.81; Counterparty:
JPMorgan Chase Bank) (I)		1,221,000	1,934
Over the Counter Option on the USD vs. PHP (Expiration Date: 10/21/2016;
Strike Price: $47.91; Counterparty:
Bank of America N.A.) (I)		610,000	1,752
			17,855
TOTAL PURCHASED OPTIONS (Cost $38,277)			$17,855

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock
Collateral Trust, 0.6548% (W)(Y)		72,595	726,432
TOTAL SECURITIES LENDING COLLATERAL (Cost $726,415)			$726,432

SHORT-TERM INVESTMENTS - 12.1%
Foreign government - 1.1%
Japan Treasury Discount Bill, 0.000%
01/11/2017*	JPY	210,000,000	2,072,333
Romania Treasury Bills
0.557%, 08/28/2017 *	RON	1,625,000	408,216
0.572%, 06/26/2017 *		3,360,000	845,102
			3,325,651
Repurchase agreement - 11.0%
Goldman Sachs Tri-Party Repurchase Agreement dated 09/30/2016 at 0.500% to be repurchased at $16,600,692 on 10/03/2016, collateralized by $15,695,651 Federal National Mortgage Association, 4.000% due 11/01/2045 (valued at $16,932,001, including interest)		$16,600,000	16,600,000
Deutsche Bank Tri-Party Repurchase Agreement dated 09/30/2016 at 0.510% to be repurchased at $17,600,748 on 10/03/2016, collateralized by $17,808,000 U.S. Treasury Notes, 1.625% due 02/15/2026 (valued at $17,952,089, including interest)		17,600,000	17,600,000
			34,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,438,792)			$37,525,651
Total Investments (Investment Quality Bond Trust) (Cost $407,045,582) - 133.5%			$412,323,495
Other assets and liabilities, net - (33.5%)			(103,568,553)
TOTAL NET ASSETS - 100.0%			$308,754,942

The accompanying notes are an integral part of the financial statements.
156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 96.8%
Equity - 96.8%
All Cap Core, Series NAV (QS Investors)	322,806	$9,403,341
Alpha Opportunities, Series NAV (Wellington)	2,392,926	24,240,339
Blue Chip Growth, Series NAV (T. Rowe Price)	984,348	27,118,775
Capital Appreciation, Series NAV (Jennison)	1,859,698	22,204,797
Emerging Markets Value, Series NAV (DFA)	3,559,373	29,720,767
Equity Income, Series NAV (T. Rowe Price)	2,276,903	35,838,452
Fundamental Large Cap Value,
Series NAV (JHAM) (A)(1)	2,022,978	35,503,270
International Core, Series NAV (GMO)	2,322,438	22,806,338
International Growth Opportunities,
Series NAV (Baillie Gifford)	642,544	8,500,852
International Growth Stock,
Series NAV (Invesco)	982,667	15,958,520
International Value, Series NAV (Templeton)	2,015,709	24,732,749
Mid Cap Stock, Series NAV (Wellington)	876,942	13,005,050
Mid Value, Series NAV (T. Rowe Price)	819,913	8,904,259
Multifactor Large Cap ETF (DFA)	143,309	4,042,747
Multifactor Mid Cap ETF (DFA)	72,509	2,013,575
Real Estate Securities, Series NAV (Deutsche)	350,764	6,955,645
Small Cap Growth, Series NAV (Wellington)	434,778	3,504,307
Small Cap Opportunities,
Series NAV (DFA/Invesco)	169,015	4,766,234
Small Cap Value, Series NAV (Wellington)	122,023	2,330,639
Small Company Growth, Series NAV (Invesco)	91,710	2,289,086
Small Company Value, Series NAV (T.
Rowe Price)	139,925	2,718,738
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	336,016	5,604,753
Strategic Growth, Class NAV (JHAM) (A)(1)	1,371,227	22,186,447
U.S. Equity, Series NAV (GMO)	966,573	17,388,654
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $351,478,293)		$351,738,334

SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.7%
U.S. Treasury Bond
3.250%, 12/31/2016	$1,000,000	$1,007,197
U.S. Treasury Notes
0.750%, 03/15/2017	500,000	500,674
0.875%, 02/28/2017	250,000	250,525
3.125%, 01/31/2017	500,000	504,566
4.625%, 11/15/2016	250,000	251,294
		2,514,256
TOTAL SHORT-TERM INVESTMENTS (Cost $2,527,589)		$2,514,256
Total Investments (Lifestyle Aggressive MVP)
(Cost $354,005,882) - 97.5%		$354,252,590
Other assets and liabilities, net - 2.5%		9,219,137
TOTAL NET ASSETS - 100.0%		$363,471,727

Lifestyle Aggressive PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 82.5%
Equity - 82.5%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	1,142,027	$19,049,013
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $19,278,122)		$19,049,013

UNAFFILIATED INVESTMENT COMPANIES - 17.6%
Exchange-traded funds - 17.6%
Financial Select Sector SPDR Fund	21,188	408,928
Vanguard Energy ETF	3,013	294,340
Vanguard FTSE Emerging Markets ETF	32,158	1,210,112
Vanguard Health Care ETF	1,204	160,000
Vanguard Information Technology ETF	4,814	579,461
Vanguard Materials ETF	904	96,656
Vanguard Mid-Cap ETF	5,443	704,542
Vanguard REIT ETF	2,583	224,049
Vanguard Small-Cap ETF	3,081	376,437
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $4,010,043)		$4,054,525
Total Investments (Lifestyle Aggressive PS Series)
(Cost $23,288,165) - 100.1%		$23,103,538
Other assets and liabilities, net - (0.1%)		(23,710)
TOTAL NET ASSETS - 100.0%		$23,079,828

Lifestyle Balanced MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.2%
Equity - 51.2%
All Cap Core, Series NAV (QS Investors)	2,071,873	$60,353,671
Alpha Opportunities, Series NAV (Wellington)	17,639,763	178,690,798
Blue Chip Growth, Series NAV (T.
Rowe Price)	6,038,241	166,353,547
Capital Appreciation, Series NAV (Jennison)	12,551,531	149,865,279
Emerging Markets Value, Series NAV (DFA)	30,232,579	252,442,034
Equity Income, Series NAV (T. Rowe Price)	15,527,861	244,408,539
Fundamental Large Cap Value,
Series NAV (JHAM) (A)(1)	12,621,253	221,502,995
International Core, Series NAV (GMO)	14,351,363	140,930,385
International Growth Opportunities,
Series NAV (Baillie Gifford)	4,248,997	56,214,233
International Growth Stock,
Series NAV (Invesco)	6,254,171	101,567,737
International Value, Series NAV (Templeton)	12,372,603	151,811,837
Mid Cap Stock, Series NAV (Wellington)	7,597,442	112,670,072
Mid Value, Series NAV (T. Rowe Price)	10,374,831	112,670,661
Multifactor Large Cap ETF (DFA)	3,147,462	88,789,903
Multifactor Mid Cap ETF (DFA)	1,604,590	44,559,464
Small Cap Growth, Series NAV (Wellington)	5,893,836	47,504,322
Small Cap Value, Series NAV (Wellington)	2,476,664	47,304,287
Small Company Growth, Series NAV (Invesco)	1,558,346	38,896,315
Small Company Value, Series NAV (T.
Rowe Price)	2,886,785	56,090,229
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	99,723,445	1,663,387,065
Strategic Growth, Class NAV (JHAM) (A)(1)	9,235,006	149,422,403
U.S. Equity, Series NAV (GMO)	3,916,054	70,449,811
		4,155,885,587

The accompanying notes are an integral part of the financial statements.
157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Fixed income - 47.6%
Bond, Series NAV (JHAM) (A)(1)	175,481,340	$2,453,229,134
Core Bond, Series NAV (Wells Capital)	24,461,059	333,893,458
Global Bond, Series NAV (PIMCO) (I)	12,438,724	163,444,838
New Income, Series NAV (T. Rowe Price)	43,867,406	578,611,081
Short Term Government Income,
Series NAV (JHAM) (A)(1)	4,497,459	55,813,465
Total Return, Class NAV (PIMCO)	20,570,916	281,410,128
		3,866,402,104
Alternative - 0.4%
Global Conservative Absolute Return,
Class NAV (Standard Life)	3,715,472	36,448,781
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $7,663,362,804)		$8,058,736,472

SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.550%, 10/19/2016*	$725,000	$724,817
Barclays Bank PLC
0.660%, 10/25/2016*	2,775,000	2,774,254
CPPIB Capital, Inc.
0.500%, 10/17/2016*	3,500,000	3,499,327
John Deere Credit, Ltd.
0.440%, 10/03/2016*	2,725,000	2,724,923
Manhattan Asset Funding Company LLC
0.630%, 10/26/2016*	2,775,000	2,773,894
Piedmont Natural Gas Company, Inc.
0.540%, 10/06/2016*	2,050,000	2,049,868
		14,547,083
U.S. Government - 0.3%
U.S. Treasury Bond
3.250%, 12/31/2016	6,000,000	6,043,182
U.S. Treasury Notes
0.875%, 02/28/2017	5,000,000	5,010,505
3.125%, 01/31/2017	9,000,000	9,082,188
4.625%, 11/15/2016	7,000,000	7,036,239
		27,172,114
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	7,759,611	$7,759,611
TOTAL SHORT-TERM INVESTMENTS (Cost $49,618,556)		$49,478,808
Total Investments (Lifestyle Balanced MVP)
(Cost $7,712,981,360) - 99.8%		$8,108,215,280
Other assets and liabilities, net - 0.2%		14,331,404
TOTAL NET ASSETS - 100.0%		$8,122,546,684

Lifestyle Balanced PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 50.2%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	30,565,797	$509,837,489

Lifestyle Balanced PS Series (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Fixed income - 49.8%
Bond, Series NAV (JHAM) (A)(1)	36,241,301	$506,653,393
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,005,545,101)		$1,016,490,882
Total Investments (Lifestyle Balanced PS Series)
(Cost $1,005,545,101) - 100.0%		$1,016,490,882
Other assets and liabilities, net - 0.0%		(33,941)
TOTAL NET ASSETS - 100.0%		$1,016,456,941

Lifestyle Conservative MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.1%
Equity - 19.9%
Blue Chip Growth, Series NAV (T.
Rowe Price)	682,927	$18,814,635
Capital Appreciation, Series NAV (Jennison)	863,646	10,311,935
Equity Income, Series NAV (T. Rowe Price)	1,855,207	29,200,963
Fundamental All Cap Core,
Series NAV (JHAM) (A)(1)	2,417,201	36,789,803
International Core, Series NAV (GMO)	2,111,680	20,736,693
International Growth Opportunities,
Series NAV (Baillie Gifford)	281,918	3,729,777
International Growth Stock,
Series NAV (Invesco)	368,269	5,980,693
International Value, Series NAV (Templeton)	1,810,812	22,218,662
Mid Cap Stock, Series NAV (Wellington)	638,539	9,469,539
Mid Value, Series NAV (T. Rowe Price)	875,086	9,503,436
Small Cap Growth, Series NAV (Wellington)	938,609	7,565,188
Small Cap Value, Series NAV (Wellington)	648,861	12,393,238
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	7,449,743	124,261,708
		310,976,270
Fixed income - 78.4%
Bond, Series NAV (JHAM) (A)(1)	55,847,024	780,741,389
Core Bond, Series NAV (Wells Capital)	7,661,191	104,575,255
Global Bond, Series NAV (PIMCO) (I)	3,972,895	52,203,835
New Income, Series NAV (T. Rowe Price)	13,802,439	182,054,174
Short Term Government Income,
Series NAV (JHAM) (A)(1)	1,380,870	17,136,595
Total Return, Class NAV (PIMCO)	6,467,947	88,481,513
		1,225,192,761
Alternative - 0.8%
Global Conservative Absolute Return,
Class NAV (Standard Life)	1,215,051	11,919,649
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,534,496,837)		$1,548,088,680

SHORT-TERM INVESTMENTS - 0.5%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.550%,
10/19/2016 *	$550,000	$549,861
Barclays Bank PLC 0.660%, 10/25/2016 *	565,000	564,848
Henkel Corp. 0.550%, 11/04/2016 *	500,000	499,768
John Deere Credit, Ltd. 0.440%, 10/03/2016 *	550,000	549,984
Manhattan Asset Funding Company LLC
0.630%, 10/26/2016 *	565,000	564,775

The accompanying notes are an integral part of the financial statements.
158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative MVP (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
Piedmont Natural Gas Company, Inc. 0.540%,
10/06/2016 *	$535,000	$534,966
		3,264,202
U.S. Government - 0.3%
U.S. Treasury Notes
0.875%, 02/28/2017	1,000,000	1,002,101
1.000%, 10/31/2016	1,000,000	1,000,661
3.125%, 01/31/2017	1,000,000	1,009,132
4.625%, 11/15/2016	2,000,000	2,010,354
		5,022,248
TOTAL SHORT-TERM INVESTMENTS (Cost $8,323,917)		$8,286,450
Total Investments (Lifestyle Conservative MVP)
(Cost $1,542,820,754) - 99.6%		$1,556,375,130
Other assets and liabilities, net - 0.4%		6,093,001
TOTAL NET ASSETS - 100.0%		$1,562,468,131

Lifestyle Conservative PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 20.0%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	2,464,309	$41,104,680
Fixed income - 80.0%
Bond, Series NAV (JHAM) (A)(1)	11,768,261	164,520,292
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $201,592,295)		$205,624,972
Total Investments (Lifestyle Conservative PS Series)
(Cost $201,592,295) - 100.0%		$205,624,972
Other assets and liabilities, net - 0.0%		(28,668)
TOTAL NET ASSETS - 100.0%		$205,596,304

Lifestyle Growth MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.3%
Equity - 72.8%
All Cap Core, Series NAV (QS Investors)	2,654,905	$77,337,369
Alpha Opportunities, Series NAV (Wellington)	31,793,020	322,063,296
Blue Chip Growth, Series NAV (T.
Rowe Price)	10,993,353	302,866,871
Capital Appreciation, Series NAV (Jennison)	22,687,009	270,882,890
Emerging Markets Value, Series NAV (DFA)	45,165,153	377,129,024
Equity Income, Series NAV (T. Rowe Price)	27,497,137	432,804,938
Fundamental Large Cap Value,
Series NAV (JHAM) (A)(1)	23,408,065	410,811,549
International Core, Series NAV (GMO)	25,781,941	253,178,657
International Growth Opportunities,
Series NAV (Baillie Gifford)	8,062,300	106,664,226
International Growth Stock,
Series NAV (Invesco)	11,263,640	182,921,521

Lifestyle Growth MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
International Value, Series NAV (Templeton)	23,529,345	$288,705,067
Mid Cap Stock, Series NAV (Wellington)	9,166,179	135,934,435
Mid Value, Series NAV (T. Rowe Price)	12,609,626	136,940,537
Multifactor Large Cap ETF (DFA)	3,839,096	108,300,898
Multifactor Mid Cap ETF (DFA)	1,948,371	54,106,263
Small Cap Growth, Series NAV (Wellington)	8,799,564	70,924,482
Small Cap Opportunities,
Series NAV (DFA/Invesco)	2,091,408	58,977,696
Small Cap Value, Series NAV (Wellington)	2,983,013	56,975,554
Small Company Growth, Series NAV (Invesco)	2,322,580	57,971,594
Small Company Value, Series NAV (T.
Rowe Price)	4,321,112	83,959,208
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	167,929,561	2,801,065,081
Strategic Growth, Class NAV (JHAM) (A)(1)	16,729,681	270,686,246
U.S. Equity, Series NAV (GMO)	12,130,268	218,223,513
		7,079,430,915
Fixed income - 25.1%
Bond, Series NAV (JHAM) (A)(1)	101,770,330	1,422,749,214
Core Bond, Series NAV (Wells Capital)	17,776,894	242,654,600
Global Bond, Series NAV (PIMCO) (I)	9,022,983	118,561,991
New Income, Series NAV (T. Rowe Price)	31,838,645	419,951,734
Short Term Government Income,
Series NAV (JHAM) (A)(1)	2,788,946	34,610,816
Total Return, Class NAV (PIMCO)	14,879,580	203,552,660
		2,442,081,015
Alternative - 0.4%
Global Conservative Absolute Return,
Class NAV (Standard Life)	3,982,705	39,070,336
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $8,806,970,093)		$9,560,582,266

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.550%,
10/19/2016 *	$2,875,000	$2,874,273
Barclays Bank PLC 0.660%, 10/25/2016 *	2,860,000	2,859,231
John Deere Credit, Ltd. 0.440%, 10/03/2016 *	2,875,000	2,874,919
Manhattan Asset Funding Company LLC
0.630%, 10/26/2016 *	2,860,000	2,858,860
Piedmont Natural Gas Company, Inc. 0.540%,
10/06/2016 *	1,650,000	1,649,894
		13,117,177
U.S. Government - 0.2%
U.S. Treasury Notes
0.750%, 03/15/2017	5,000,000	5,006,735
0.875%, 02/28/2017	10,000,000	10,021,010
3.125%, 01/31/2017	750,000	756,849
		15,784,594

The accompanying notes are an integral part of the financial statements.
159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Growth MVP (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.5%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	47,380,571	$47,380,571
		47,380,571
TOTAL SHORT-TERM INVESTMENTS (Cost $76,285,056)		$76,282,342
Total Investments (Lifestyle Growth MVP)
(Cost $8,883,255,149) - 99.1%		$9,636,864,608
Other assets and liabilities, net - 0.9%		91,710,203
TOTAL NET ASSETS - 100.0%		$9,728,574,811

Lifestyle Growth PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.1%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	85,331,359	$1,423,327,073
Fixed income - 29.9%
Bond, Series NAV (JHAM) (A)(1)	43,474,852	607,778,431
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,028,206,551)		$2,031,105,504
Total Investments (Lifestyle Growth PS Series)
(Cost $2,028,206,551) - 100.0%		$2,031,105,504
Other assets and liabilities, net - 0.0%		(38,461)
TOTAL NET ASSETS - 100.0%		$2,031,067,043

Lifestyle Moderate MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.2%
Equity - 40.0%
Alpha Opportunities, Series NAV (Wellington)	4,432,280	$44,898,996
Blue Chip Growth, Series NAV (T.
Rowe Price)	1,666,833	45,921,258
Capital Appreciation, Series NAV (Jennison)	1,880,295	22,450,718
Equity Income, Series NAV (T. Rowe Price)	5,786,304	91,076,429
Fundamental All Cap Core,
Series NAV (JHAM) (A)(1)	5,013,696	76,308,451
International Core, Series NAV (GMO)	5,309,327	52,137,593
International Growth Opportunities,
Series NAV (Baillie Gifford)	1,416,621	18,741,894
International Growth Stock,
Series NAV (Invesco)	2,100,353	34,109,729
International Value, Series NAV (Templeton)	4,891,455	60,018,149
Mid Cap Stock, Series NAV (Wellington)	1,513,872	22,450,718
Mid Value, Series NAV (T. Rowe Price)	2,090,650	22,704,454
Small Cap Growth, Series NAV (Wellington)	1,450,289	11,689,330
Small Cap Value, Series NAV (Wellington)	660,430	12,614,215
Small Company Growth, Series NAV (Invesco)	367,899	9,182,761
Small Company Value, Series NAV (T.
Rowe Price)	716,582	13,923,180

Lifestyle Moderate MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	23,369,163	$389,797,640
Strategic Growth, Class NAV (JHAM) (A)(1)	1,387,560	22,450,718
U.S. Equity, Series NAV (GMO)	1,276,300	22,960,629
		973,436,862
Fixed income - 58.6%
Bond, Series NAV (JHAM) (A)(1)	65,057,592	909,505,138
Core Bond, Series NAV (Wells Capital)	9,009,253	122,976,298
Global Bond, Series NAV (PIMCO) (I)	4,511,806	59,285,132
New Income, Series NAV (T. Rowe Price)	16,129,864	212,752,909
Short Term Government Income,
Series NAV (JHAM) (A)(1)	1,525,443	18,930,744
Total Return, Class NAV (PIMCO)	7,518,547	102,853,721
		1,426,303,942
Alternative - 0.6%
Global Conservative Absolute Return,
Class NAV (Standard Life)	1,446,937	14,194,448
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,310,387,121)		$2,413,935,252

SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.550%,
10/19/2016 *	$850,000	$849,785
Barclays Bank PLC 0.660%, 10/25/2016 *	800,000	799,785
CPPIB Capital, Inc. 0.500%, 10/17/2016 *	1,000,000	999,808
John Deere Credit, Inc. 0.440%, 10/03/2016 *	850,000	849,976
Manhattan Asset Funding Company LLC
0.630%, 10/26/2016 *	800,000	799,681
Piedmont Natural Gas Company, Inc. 0.540%,
10/06/2016 *	765,000	764,951
		5,063,986
U.S. Government - 0.3%
U.S. Treasury Bond 3.250%, 12/31/2016	2,000,000	2,014,394
U.S. Treasury Notes
1.000%, 10/31/2016	2,000,000	2,001,322
3.125%, 01/31/2017	1,000,000	1,009,132
4.625%, 11/15/2016	2,500,000	2,512,943
		7,537,791
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	4,975,849	$4,975,849
TOTAL SHORT-TERM INVESTMENTS (Cost $17,635,550)		$17,577,626
Total Investments (Lifestyle Moderate MVP)
(Cost $2,328,022,671) - 99.9%		$2,431,512,878
Other assets and liabilities, net - 0.1%		2,404,708
TOTAL NET ASSETS - 100.0%		$2,433,917,586

The accompanying notes are an integral part of the financial statements.
160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.1%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	7,975,750	$133,035,509
Fixed income - 59.9%
Bond, Series NAV (JHAM) (A)(1)	14,213,372	198,702,943
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $326,978,900)		$331,738,452
Total Investments (Lifestyle Moderate PS Series)
(Cost $326,978,900) - 100.0%		$331,738,452
Other assets and liabilities, net - 0.0%		(29,880)
TOTAL NET ASSETS - 100.0%		$331,708,572

Mid Cap Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.2%
Consumer discretionary - 11.3%
Auto components - 0.5%
Dana, Inc.	86,322	$1,345,760
Gentex Corp.	172,641	3,031,576
		4,377,336
Automobiles - 0.3%
Thor Industries, Inc.	28,751	2,435,210
Distributors - 0.2%
Pool Corp.	25,311	2,392,396
Diversified consumer services - 0.7%
DeVry Education Group, Inc. (L)	34,160	787,730
Graham Holdings Company, Class B	2,800	1,347,836
Service Corp. International	116,564	3,093,609
Sotheby’s (L)	28,875	1,097,828
		6,327,003
Hotels, restaurants and leisure - 2.4%
Brinker International, Inc.	33,064	1,667,418
Buffalo Wild Wings, Inc. (I)	11,009	1,549,407
Churchill Downs, Inc.	7,490	1,096,162
Cracker Barrel Old Country Store, Inc. (L)	14,414	1,905,819
Domino’s Pizza, Inc.	29,050	4,411,243
Dunkin’ Brands Group, Inc.	55,228	2,876,274
International Speedway Corp., Class A	15,596	521,218
Jack in the Box, Inc.	19,673	1,887,428
Panera Bread Company, Class A (I)	13,402	2,609,637
Texas Roadhouse, Inc.	38,592	1,506,246
The Cheesecake Factory, Inc.	26,921	1,347,665
The Wendy’s Company	122,679	1,324,933
		22,703,450
Household durables - 1.6%
CalAtlantic Group, Inc.	44,902	1,501,523
Helen of Troy, Ltd. (I)	16,758	1,444,037
KB Home (L)	49,802	802,808
NVR, Inc. (I)	2,181	3,576,556
Tempur Sealy International, Inc. (I)(L)	30,592	1,735,790
Toll Brothers, Inc. (I)	90,848	2,712,721
TRI Pointe Group, Inc. (I)	88,000	1,159,840
Tupperware Brands Corp.	30,423	1,988,752
		14,922,027

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail - 0.1%
HSN, Inc.	19,189	$763,722
Leisure products - 0.7%
Brunswick Corp.	54,312	2,649,339
Polaris Industries, Inc. (L)	35,881	2,778,625
Vista Outdoor, Inc. (I)	36,325	1,447,915
		6,875,879
Media - 1.3%
AMC Networks, Inc., Class A (I)	36,150	1,874,739
Cable One, Inc.	2,823	1,648,632
Cinemark Holdings, Inc.	63,662	2,436,981
John Wiley & Sons, Inc., Class A	26,937	1,390,219
Live Nation Entertainment, Inc. (I)	79,460	2,183,561
Meredith Corp.	21,941	1,140,713
The New York Times Company, Class A	73,305	875,995
Time, Inc.	60,261	872,579
		12,423,419
Multiline retail - 0.3%
Big Lots, Inc.	26,712	1,275,498
J.C. Penney Company, Inc. (I)(L)	185,244	1,707,950
		2,983,448
Specialty retail - 2.4%
Aaron’s, Inc.	38,988	991,075
Abercrombie & Fitch Company, Class A	40,732	647,231
American Eagle Outfitters, Inc. (L)	102,854	1,836,972
Ascena Retail Group, Inc. (I)	100,417	561,331
Cabela’s, Inc. (I)	30,909	1,697,831
Chico’s FAS, Inc.	79,482	945,836
CST Brands, Inc.	45,561	2,191,028
Dick’s Sporting Goods, Inc.	52,981	3,005,082
GameStop Corp., Class A (L)	62,576	1,726,472
Guess?, Inc.	37,078	541,710
Murphy USA, Inc. (I)	22,161	1,581,409
Office Depot, Inc.	327,431	1,168,929
Restoration Hardware Holdings, Inc. (I)(L)	22,977	794,545
Sally Beauty Holdings, Inc. (I)	88,370	2,269,342
Williams-Sonoma, Inc. (L)	49,375	2,522,075
		22,480,868
Textiles, apparel and luxury goods - 0.8%
Carter’s, Inc.	30,135	2,613,006
Deckers Outdoor Corp. (I)	19,288	1,148,600
Fossil Group, Inc. (I)(L)	25,208	700,026
Kate Spade & Company (I)	77,070	1,320,209
Skechers U.S.A., Inc., Class A (I)	80,255	1,837,840
		7,619,681
		106,304,439
Consumer staples - 4.1%
Beverages - 0.1%
The Boston Beer Company, Inc., Class A (I)	5,433	843,528
Food and staples retailing - 0.6%
Casey’s General Stores, Inc.	23,586	2,833,858
Sprouts Farmers Market, Inc. (I)	83,990	1,734,394
United Natural Foods, Inc. (I)	30,329	1,214,373
		5,782,625
Food products - 2.8%
Dean Foods Company	54,487	893,587
Flowers Foods, Inc. (L)	109,591	1,657,016
Ingredion, Inc.	43,453	5,781,856
Lancaster Colony Corp.	11,723	1,548,491

The accompanying notes are an integral part of the financial statements.
161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (I)	38,919	$3,003,379
Snyder’s-Lance, Inc.	51,475	1,728,531
The Hain Celestial Group, Inc. (I)	62,274	2,215,709
The WhiteWave Foods Company (I)	106,669	5,805,994
Tootsie Roll Industries, Inc. (L)	10,555	388,741
TreeHouse Foods, Inc. (I)	34,143	2,976,928
		26,000,232
Household products - 0.2%
Energizer Holdings, Inc.	37,266	1,861,809
Personal products - 0.4%
Avon Products, Inc.	263,072	1,488,988
Edgewell Personal Care Company (I)	35,488	2,822,006
		4,310,994
		38,799,188
Energy - 3.8%
Energy equipment and services - 1.5%
Diamond Offshore Drilling, Inc.	35,360	622,690
Dril-Quip, Inc. (I)	22,618	1,260,727
Ensco PLC, Class A	181,430	1,542,155
Nabors Industries, Ltd.	170,586	2,074,326
Noble Corp. PLC	146,411	928,246
Oceaneering International, Inc.	59,030	1,623,915
Oil States International, Inc. (I)	30,910	975,829
Patterson-UTI Energy, Inc.	88,934	1,989,454
Rowan Companies PLC, Class A	75,500	1,144,580
Superior Energy Services, Inc.	91,320	1,634,628
		13,796,550
Oil, gas and consumable fuels - 2.3%
CONSOL Energy, Inc. (L)	106,352	2,041,958
Denbury Resources, Inc. (I)(L)	239,779	774,486
Energen Corp.	58,434	3,372,810
Gulfport Energy Corp. (I)	75,468	2,131,971
HollyFrontier Corp.	106,257	2,603,297
QEP Resources, Inc.	144,240	2,817,007
SM Energy Company	52,292	2,017,425
Western Refining, Inc.	47,644	1,260,660
World Fuel Services Corp.	42,404	1,961,609
WPX Energy, Inc. (I)	207,284	2,734,076
		21,715,299
		35,511,849
Financials - 14.7%
Banks - 5.7%
Associated Banc-Corp.	89,445	1,752,228
BancorpSouth, Inc.	51,804	1,201,853
Bank of Hawaii Corp.	25,805	1,873,959
Bank of the Ozarks, Inc.	54,677	2,099,597
Cathay General Bancorp	44,626	1,373,588
Chemical Financial Corp.	42,121	1,858,800
Commerce Bancshares, Inc.	49,989	2,462,458
Cullen/Frost Bankers, Inc. (L)	33,274	2,393,732
East West Bancorp, Inc.	86,744	3,184,372
First Horizon National Corp.	139,661	2,127,037
FNB Corp.	126,485	1,555,766
Fulton Financial Corp.	104,185	1,512,766
Hancock Holding Company	46,681	1,513,865
International Bancshares Corp.	34,939	1,040,483
MB Financial, Inc.	42,962	1,634,274
PacWest Bancorp	72,485	3,110,331
PrivateBancorp, Inc.	47,855	2,197,502

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Prosperity Bancshares, Inc.	41,825	$2,295,774
Signature Bank (I)	32,314	3,827,593
SVB Financial Group (I)	31,325	3,462,666
Synovus Financial Corp.	74,048	2,408,781
TCF Financial Corp.	102,958	1,493,921
Trustmark Corp.	40,716	1,122,133
Umpqua Holdings Corp.	132,553	1,994,923
Valley National Bancorp	153,186	1,490,500
Webster Financial Corp.	55,184	2,097,544
		53,086,446
Capital markets - 3.5%
CBOE Holdings, Inc.	48,928	3,172,981
Eaton Vance Corp.	68,274	2,666,100
FactSet Research Systems, Inc.	24,471	3,966,749
Federated Investors, Inc., Class B	56,481	1,673,532
Janus Capital Group, Inc.	86,372	1,210,072
MarketAxess Holdings, Inc.	22,650	3,750,614
MSCI, Inc.	56,964	4,781,558
Raymond James Financial, Inc.	75,906	4,418,488
SEI Investments Company	81,573	3,720,545
Stifel Financial Corp. (I)	39,855	1,532,425
Waddell & Reed Financial, Inc., Class A	49,866	905,567
WisdomTree Investments, Inc. (L)	69,061	710,638
		32,509,269
Consumer finance - 0.2%
SLM Corp. (I)	257,594	1,924,227
Insurance - 4.7%
Alleghany Corp. (I)	9,294	4,879,536
American Financial Group, Inc.	43,939	3,295,425
Aspen Insurance Holdings, Ltd.	36,245	1,688,655
Brown & Brown, Inc.	69,015	2,602,556
CNO Financial Group, Inc.	105,272	1,607,503
Endurance Specialty Holdings, Ltd.	38,647	2,529,446
Everest Re Group, Ltd.	25,216	4,790,284
First American Financial Corp.	66,050	2,594,444
Genworth Financial, Inc., Class A (I)	299,993	1,487,965
Kemper Corp.	29,249	1,150,071
Mercury General Corp.	21,955	1,204,232
Old Republic International Corp.	146,934	2,588,977
Primerica, Inc. (L)	27,975	1,483,514
Reinsurance Group of America, Inc.	38,571	4,163,354
RenaissanceRe Holdings, Ltd.	24,806	2,980,689
The Hanover Insurance Group, Inc.	25,732	1,940,707
W.R. Berkley Corp.	59,117	3,414,598
		44,401,956
Thrifts and mortgage finance - 0.6%
New York Community Bancorp, Inc.	293,194	4,172,151
Washington Federal, Inc.	54,482	1,453,580
		5,625,731
		137,547,629
Health care - 7.9%
Biotechnology - 0.3%
United Therapeutics Corp. (I)	26,156	3,088,500
Health care equipment and supplies - 4.0%
ABIOMED, Inc. (I)	24,093	3,097,867
Align Technology, Inc. (I)	45,297	4,246,594
Halyard Health, Inc. (I)	28,096	973,807
Hill-Rom Holdings, Inc.	35,863	2,222,789
IDEXX Laboratories, Inc. (I)	53,902	6,076,372

The accompanying notes are an integral part of the financial statements.
162

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PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
LivaNova PLC (I)	26,588	$1,598,205
NuVasive, Inc. (I)	31,960	2,130,454
ResMed, Inc.	84,700	5,487,713
STERIS PLC	51,861	3,791,039
Teleflex, Inc.	26,510	4,455,006
West Pharmaceutical Services, Inc.	44,078	3,283,811
		37,363,657
Health care providers and services - 2.0%
Amsurg Corp. (I)	32,995	2,212,315
Community Health Systems, Inc. (I)(L)	68,407	789,417
LifePoint Health, Inc. (I)	25,689	1,521,559
MEDNAX, Inc. (I)	55,392	3,669,720
Molina Healthcare, Inc. (I)	25,645	1,495,616
Owens & Minor, Inc.	37,572	1,304,876
Tenet Healthcare Corp. (I)	47,924	1,085,958
VCA, Inc. (I)	48,681	3,406,696
WellCare Health Plans, Inc. (I)	26,651	3,120,566
		18,606,723
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	112,300	1,478,991
Life sciences tools and services - 1.0%
Bio-Rad Laboratories, Inc., Class A (I)	12,435	2,036,977
Bio-Techne Corp.	22,454	2,458,713
Charles River
Laboratories International, Inc. (I)	28,473	2,372,940
PAREXEL International Corp. (I)	31,837	2,211,080
		9,079,710
Pharmaceuticals - 0.5%
Akorn, Inc. (I)	53,109	1,447,751
Catalent, Inc. (I)	64,582	1,668,799
Prestige Brands Holdings, Inc. (I)	31,856	1,537,689
		4,654,239
		74,271,820
Industrials - 13.8%
Aerospace and defense - 1.9%
B/E Aerospace, Inc.	61,175	3,160,301
Curtiss-Wright Corp.	26,743	2,436,555
Esterline Technologies Corp. (I)	17,696	1,345,604
Huntington Ingalls Industries, Inc.	28,167	4,321,381
KLX, Inc. (I)	31,729	1,116,861
Orbital ATK, Inc.	35,251	2,687,184
Teledyne Technologies, Inc. (I)	20,863	2,251,744
Triumph Group, Inc.	29,815	831,242
		18,150,872
Airlines - 0.4%
JetBlue Airways Corp. (I)	194,827	3,358,817
Building products - 0.9%
AO Smith Corp.	44,628	4,408,800
Lennox International, Inc.	23,553	3,698,528
		8,107,328
Commercial services and supplies - 1.2%
Clean Harbors, Inc. (I)	31,496	1,511,178
Copart, Inc. (I)	58,643	3,140,919
Deluxe Corp.	29,360	1,961,835
Herman Miller, Inc.	36,029	1,030,429
HNI Corp.	26,763	1,065,167
MSA Safety, Inc.	18,711	1,085,986

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Rollins, Inc.	57,823	$1,693,057
		11,488,571
Construction and engineering - 1.2%
AECOM (I)	92,520	2,750,620
Dycom Industries, Inc. (I)	18,918	1,547,114
EMCOR Group, Inc.	36,602	2,182,211
Granite Construction, Inc.	23,839	1,185,752
KBR, Inc.	85,766	1,297,640
Valmont Industries, Inc.	13,628	1,833,920
		10,797,257
Electrical equipment - 0.7%
EnerSys	26,144	1,808,903
Hubbell, Inc.	30,978	3,337,570
Regal Beloit Corp.	26,940	1,602,661
		6,749,134
Industrial conglomerates - 0.4%
Carlisle Companies, Inc.	38,900	3,989,973
Machinery - 4.6%
AGCO Corp.	41,018	2,023,008
CLARCOR, Inc.	29,354	1,908,010
Crane Company	29,884	1,882,991
Donaldson Company, Inc.	80,141	2,991,664
Graco, Inc.	33,518	2,480,332
IDEX Corp.	45,830	4,288,313
ITT, Inc.	53,937	1,933,102
Joy Global, Inc.	59,092	1,639,212
Kennametal, Inc.	47,978	1,392,322
Lincoln Electric Holdings, Inc.	38,063	2,383,505
Nordson Corp.	32,019	3,190,053
Oshkosh Corp.	44,236	2,477,216
Terex Corp.	65,376	1,661,204
The Timken Company	42,415	1,490,463
The Toro Company	66,904	3,133,783
Trinity Industries, Inc.	91,737	2,218,201
Wabtec Corp.	54,251	4,429,594
Woodward, Inc.	33,310	2,081,209
		43,604,182
Marine - 0.2%
Kirby Corp. (I)	32,420	2,015,227
Professional services - 0.6%
CEB, Inc.	19,386	1,055,955
FTI Consulting, Inc. (I)	25,392	1,131,468
ManpowerGroup, Inc.	41,255	2,981,086
		5,168,509
Road and rail - 1.0%
Avis Budget Group, Inc. (I)	56,934	1,947,712
Genesee & Wyoming, Inc., Class A (I)	34,461	2,376,086
Landstar System, Inc.	25,349	1,725,760
Old Dominion Freight Line, Inc. (I)	41,896	2,874,485
Werner Enterprises, Inc.	26,898	625,916
		9,549,959
Trading companies and distributors - 0.7%
GATX Corp. (L)	24,320	1,083,456
MSC Industrial Direct Company, Inc., Class A	26,773	1,965,406
NOW, Inc. (I)	64,698	1,386,478
Watsco, Inc.	15,527	2,187,754
		6,623,094
		129,602,923

The accompanying notes are an integral part of the financial statements.
163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 17.4%
Communications equipment - 1.4%
ARRIS International PLC (I)	114,780	$3,251,717
Brocade Communications Systems, Inc.	241,321	2,227,393
Ciena Corp. (I)	83,141	1,812,474
InterDigital, Inc.	20,619	1,633,025
NetScout Systems, Inc. (I)	55,423	1,621,123
Plantronics, Inc.	19,976	1,037,953
ViaSat, Inc. (I)	27,295	2,037,572
		13,621,257
Electronic equipment, instruments and components - 3.9%
Arrow Electronics, Inc. (I)	54,940	3,514,512
Avnet, Inc.	76,671	3,148,111
Belden, Inc.	25,355	1,749,241
Cognex Corp.	51,234	2,708,229
Ingram Micro, Inc., Class A	90,095	3,212,788
IPG Photonics Corp. (I)	22,397	1,844,393
Jabil Circuit, Inc.	115,029	2,509,933
Keysight Technologies, Inc. (I)	102,297	3,241,792
Knowles Corp. (I)(L)	53,389	750,115
National Instruments Corp.	63,481	1,802,860
SYNNEX Corp.	17,474	1,993,958
Tech Data Corp. (I)	21,200	1,795,852
Trimble Navigation, Ltd. (I)	149,997	4,283,914
VeriFone Systems, Inc. (I)	66,803	1,051,479
Vishay Intertechnology, Inc.	81,135	1,143,192
Zebra Technologies Corp., Class A (I)	31,765	2,211,162
		36,961,531
Internet software and services - 0.6%
comScore, Inc. (I)	26,947	826,195
j2 Global, Inc.	28,900	1,925,029
Rackspace Hosting, Inc. (I)	64,369	2,039,854
WebMD Health Corp. (I)	23,467	1,166,310
		5,957,388
IT services - 3.9%
Acxiom Corp. (I)	46,598	1,241,837
Broadridge Financial Solutions, Inc.	71,201	4,826,716
Computer Sciences Corp.	84,535	4,413,572
Convergys Corp.	57,737	1,756,360
CoreLogic, Inc. (I)	53,153	2,084,661
DST Systems, Inc.	19,635	2,315,359
Gartner, Inc. (I)	49,736	4,399,149
Jack Henry & Associates, Inc.	47,278	4,044,633
Leidos Holdings, Inc.	85,570	3,703,470
MAXIMUS, Inc.	39,064	2,209,460
NeuStar, Inc., Class A (I)(L)	32,816	872,577
Science Applications International Corp.	26,984	1,871,880
WEX, Inc. (I)	23,145	2,501,743
		36,241,417
Semiconductors and semiconductor equipment - 2.4%
Advanced Micro Devices, Inc. (I)	392,702	2,713,571
Cirrus Logic, Inc. (I)	36,994	1,966,231
Cree, Inc. (I)	60,709	1,561,435
Cypress Semiconductor Corp.	193,343	2,351,051
Integrated Device Technology, Inc. (I)	80,860	1,867,866
Intersil Corp., Class A	81,569	1,788,808
Microsemi Corp. (I)	68,135	2,860,307
Monolithic Power Systems, Inc.	22,426	1,805,293
Silicon Laboratories, Inc. (I)	25,041	1,472,411
Synaptics, Inc. (I)	20,955	1,227,544

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	121,797	$2,628,379
		22,242,896
Software - 4.5%
ACI Worldwide, Inc. (I)	70,526	1,366,794
ANSYS, Inc. (I)	52,502	4,862,210
Cadence Design Systems, Inc. (I)	175,978	4,492,718
CDK Global, Inc.	90,382	5,184,312
CommVault Systems, Inc. (I)	24,870	1,321,343
Fair Isaac Corp.	18,574	2,314,135
Fortinet, Inc. (I)	88,359	3,263,098
Manhattan Associates, Inc. (I)	43,104	2,483,652
Mentor Graphics Corp.	65,106	1,721,403
PTC, Inc. (I)	69,199	3,066,208
Synopsys, Inc. (I)	91,101	5,406,844
The Ultimate Software Group, Inc. (I)	17,420	3,560,474
Tyler Technologies, Inc. (I)	19,907	3,408,676
		42,451,867
Technology hardware, storage and peripherals - 0.7%
3D Systems Corp. (I)(L)	64,171	1,151,869
Diebold, Inc.	45,221	1,121,029
Lexmark International, Inc., Class A	37,710	1,506,892
NCR Corp. (I)	74,525	2,398,960
		6,178,750
		163,655,106
Materials - 7.1%
Chemicals - 2.9%
Ashland Global Holdings, Inc.	37,384	4,334,675
Cabot Corp.	37,552	1,968,100
Minerals Technologies, Inc.	20,973	1,482,581
NewMarket Corp.	5,563	2,388,307
Olin Corp.	99,427	2,040,242
PolyOne Corp.	50,610	1,711,124
RPM International, Inc.	80,145	4,305,389
Sensient Technologies Corp.	26,959	2,043,492
The Scotts Miracle-Gro Company, Class A	27,275	2,271,189
The Valspar Corp.	43,902	4,656,685
		27,201,784
Construction materials - 0.3%
Eagle Materials, Inc.	29,040	2,244,792
Containers and packaging - 1.7%
AptarGroup, Inc.	37,887	2,932,833
Bemis Company, Inc.	57,013	2,908,233
Greif, Inc., Class A	15,524	769,835
Packaging Corp. of America	56,725	4,609,474
Silgan Holdings, Inc.	24,761	1,252,659
Sonoco Products Company	60,343	3,187,921
		15,660,955
Metals and mining - 1.9%
Allegheny Technologies, Inc. (L)	65,616	1,185,681
Carpenter Technology Corp.	28,066	1,158,003
Commercial Metals Company	69,021	1,117,450
Compass Minerals International, Inc. (L)	20,345	1,499,427
Reliance Steel & Aluminum Company	43,667	3,145,334
Royal Gold, Inc.	39,294	3,042,534
Steel Dynamics, Inc.	146,747	3,667,208
United States Steel Corp. (L)	101,415	1,912,687
Worthington Industries, Inc.	26,431	1,269,481
		17,997,805
The accompanying notes are an integral part of the financial statements.
164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products - 0.3%
Domtar Corp.	37,675	$1,398,873
Louisiana-Pacific Corp. (I)	85,573	1,611,340
		3,010,213
		66,115,549
Real estate - 11.5%
Equity real estate investment trusts - 11.1%
Alexandria Real Estate Equities, Inc.	46,938	5,105,446
American Campus Communities, Inc.	78,539	3,995,279
Camden Property Trust	52,619	4,406,315
Care Capital Properties, Inc.	50,534	1,440,219
Communications Sales & Leasing, Inc.	81,829	2,570,249
Corporate Office Properties Trust	57,043	1,617,169
Corrections Corp. of America	70,748	981,275
DCT Industrial Trust, Inc.	54,267	2,634,663
Douglas Emmett, Inc.	86,372	3,163,806
Duke Realty Corp.	211,149	5,770,702
Education Realty Trust, Inc.	43,976	1,897,125
EPR Properties	38,303	3,015,978
Equity One, Inc.	55,391	1,695,519
First Industrial Realty Trust, Inc.	70,350	1,985,277
Healthcare Realty Trust, Inc.	69,750	2,375,685
Highwoods Properties, Inc.	59,362	3,093,947
Hospitality Properties Trust	98,853	2,937,911
Kilroy Realty Corp.	55,489	3,848,162
Lamar Advertising Company, Class A	49,872	3,257,140
LaSalle Hotel Properties	68,063	1,624,664
Liberty Property Trust	88,334	3,564,277
Life Storage, Inc.	27,929	2,484,005
Mack-Cali Realty Corp.	53,964	1,468,900
Medical Properties Trust, Inc.	146,368	2,161,855
Mid-America Apartment Communities, Inc.	45,469	4,273,631
National Retail Properties, Inc.	88,495	4,499,971
Omega Healthcare Investors, Inc.	116,449	4,128,117
Post Properties, Inc.	32,205	2,129,717
Potlatch Corp.	24,393	948,644
Rayonier, Inc.	73,964	1,963,005
Regency Centers Corp.	62,900	4,874,121
Senior Housing Properties Trust	142,967	3,246,781
Tanger Factory Outlet Centers, Inc.	57,821	2,252,706
Taubman Centers, Inc.	36,352	2,704,952
Urban Edge Properties	55,066	1,549,557
Washington Prime Group, Inc.	111,575	1,381,299
Weingarten Realty Investors	70,795	2,759,589
		103,807,658
Real estate management and development - 0.4%
Alexander & Baldwin, Inc.	27,729	1,065,348
Jones Lang LaSalle, Inc.	27,196	3,094,633
		4,159,981
		107,967,639
Telecommunication services - 0.2%
Wireless telecommunication services - 0.2%
Telephone & Data Systems, Inc.	56,003	1,522,162
Utilities - 5.4%
Electric utilities - 1.9%
Great Plains Energy, Inc.	124,590	3,400,061
Hawaiian Electric Industries, Inc.	65,137	1,944,339
IDACORP, Inc.	30,344	2,375,328
OGE Energy Corp.	120,219	3,801,325
PNM Resources, Inc.	47,956	1,569,120

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Westar Energy, Inc.	85,322	$4,842,024
		17,932,197
Gas utilities - 2.1%
Atmos Energy Corp.	62,514	4,655,418
National Fuel Gas Company	51,160	2,766,221
New Jersey Resources Corp.	51,863	1,704,218
ONE Gas, Inc.	31,452	1,944,992
Southwest Gas Corp.	28,584	1,996,878
UGI Corp.	104,289	4,718,034
WGL Holdings, Inc.	30,737	1,927,210
		19,712,971
Independent power and renewable electricity producers - 0.1%
Talen Energy Corp. (I)	51,837	717,942
Multi-utilities - 1.0%
Black Hills Corp.	31,500	1,928,430
MDU Resources Group, Inc.	117,569	2,990,955
NorthWestern Corp.	28,550	1,642,482
Vectren Corp.	49,867	2,503,323
		9,065,190
Water utilities - 0.3%
Aqua America, Inc.	106,749	3,253,710
		50,682,010
TOTAL COMMON STOCKS (Cost $686,501,466)		$911,980,314

RIGHTS - 0.0%
Community Health Systems, Inc. (I)(N)	137,366	1,236
TOTAL RIGHTS (Cost $8,929)		$1,236

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	3,021,602	30,235,962
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,234,777)		$30,235,962

SHORT-TERM INVESTMENTS - 2.8%
Repurchase agreement - 2.8%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $26,320,066 on 10/03/2016,
collateralized by $26,385,000 U.S. Treasury
Inflation Indexed Notes, 0.125% due
07/15/2026 (valued at $26,846,738,
including interest)	$26,320,000	$26,320,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,320,000)		$26,320,000
Total Investments (Mid Cap Index Trust)
(Cost $743,065,172) - 103.2%		$968,537,512
Other assets and liabilities, net - (3.2%)		(29,595,345)
TOTAL NET ASSETS - 100.0%		$938,942,167

The accompanying notes are an integral part of the financial statements.
165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 88.4%
Consumer discretionary - 20.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	28,542	$1,002,680
Hotels, restaurants and leisure - 4.4%
Chipotle Mexican Grill, Inc. (I)(L)	23,738	10,053,041
Jack in the Box, Inc.	58,618	5,623,811
Panera Bread Company, Class A (I)(L)	82,778	16,118,532
		31,795,384
Internet and direct marketing retail - 9.1%
Expedia, Inc.	189,782	22,151,355
Netflix, Inc. (I)(L)	151,940	14,973,687
TripAdvisor, Inc. (I)	175,581	11,093,208
Wayfair, Inc., Class A (I)(L)	443,131	17,446,067
		65,664,317
Specialty retail - 2.6%
Advance Auto Parts, Inc.	53,555	7,986,122
Dick’s Sporting Goods, Inc.	182,877	10,372,783
Jand, Inc., Class A (I)(R)	25,303	275,550
		18,634,455
Textiles, apparel and luxury goods - 3.9%
Kate Spade & Company (I)	374,660	6,417,926
Samsonite International SA	2,654,980	8,560,512
Under Armour, Inc., Class C (I)	385,173	13,041,958
		28,020,396
		145,117,232
Consumer staples - 4.1%
Beverages - 3.1%
Molson Coors Brewing Company, Class B	89,578	9,835,664
Monster Beverage Corp. (I)	85,394	12,536,693
		22,372,357
Food products - 1.0%
Nomad Foods, Ltd. (I)	604,667	7,147,164
		29,519,521
Energy - 5.8%
Oil, gas and consumable fuels - 5.8%
Anadarko Petroleum Corp.	123,180	7,804,685
Concho Resources, Inc. (I)	40,065	5,502,928
Diamondback Energy, Inc. (I)	56,336	5,438,677
Energen Corp.	71,360	4,118,899
Newfield Exploration Company (I)	163,158	7,090,847
Pioneer Natural Resources Company	43,796	8,130,727
QEP Resources, Inc.	193,762	3,784,172
		41,870,935
		41,870,935
Financials - 2.4%
Capital markets - 1.8%
S&P Global, Inc.	104,648	13,244,251
Diversified financial services - 0.6%
Double Eagle Acquisition Corp. (I)	390,144	3,959,962
		17,204,213
Health care - 21.3%
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc. (I)	32,533	2,205,087
Incyte Corp. (I)	105,822	9,977,956
Ionis Pharmaceuticals, Inc. (I)(L)	101,483	3,718,337

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (I)	13,945	$5,606,169
		21,507,549
Health care equipment and supplies - 12.1%
ABIOMED, Inc. (I)	69,809	8,976,041
Align Technology, Inc. (I)	147,932	13,868,625
Becton, Dickinson and Company	61,938	11,132,117
DexCom, Inc. (I)	169,887	14,892,294
Edwards Lifesciences Corp. (I)	117,874	14,210,889
Hologic, Inc. (I)	349,846	13,584,520
Insulet Corp. (I)	258,655	10,589,336
		87,253,822
Health care technology - 2.3%
athenahealth, Inc. (I)(L)	83,832	10,572,892
Veeva Systems, Inc., Class A (I)	152,395	6,290,866
		16,863,758
Pharmaceuticals - 3.9%
Allergan PLC (I)	35,120	8,088,487
Eisai Company, Ltd.	112,500	7,036,145
Mylan NV (I)	147,602	5,626,588
Ono Pharmaceutical Company, Ltd.	258,950	7,230,000
		27,981,220
		153,606,349
Industrials - 9.0%
Building products - 0.9%
Fortune Brands Home & Security, Inc.	111,004	6,449,332
Machinery - 1.8%
The Middleby Corp. (I)	109,021	13,477,176
Professional services - 2.6%
IHS Markit, Ltd. (I)	305,945	11,488,235
TransUnion (I)	205,175	7,078,538
		18,566,773
Road and rail - 1.0%
Knight Transportation, Inc.	252,735	7,250,967
Trading companies and distributors - 2.7%
AerCap Holdings NV (I)	223,041	8,584,848
Fastenal Company	266,079	11,116,781
		19,701,629
		65,445,877
Information technology - 22.8%
Communications equipment - 1.6%
Arista Networks, Inc. (I)(L)	132,908	11,307,813
Internet software and services - 5.3%
CoStar Group, Inc. (I)	78,905	17,085,300
GoDaddy, Inc., Class A (I)(L)	275,985	9,529,762
The Trade Desk, Inc., Class A (I)(L)	5,700	166,497
Zillow Group, Inc., Class C (I)(L)	337,052	11,678,852
		38,460,411
IT services - 0.8%
PayPal Holdings, Inc. (I)	132,036	5,409,515
Semiconductors and semiconductor equipment - 1.0%
Micron Technology, Inc. (I)	419,976	7,467,173
Software - 13.1%
Atlassian Corp. PLC, Class A (I)(L)	233,612	7,001,352
Guidewire Software, Inc. (I)	176,134	10,564,517
Mobileye NV (I)(L)	324,296	13,805,281

The accompanying notes are an integral part of the financial statements.
166

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc. (I)	193,233	$15,294,392
SS&C Technologies Holdings, Inc.	408,583	13,135,943
The Ultimate Software Group, Inc. (I)	62,104	12,693,437
Workday, Inc., Class A (I)	243,856	22,359,157
		94,854,079
Technology hardware, storage and peripherals - 1.0%
Pure Storage, Inc., Class A (I)(L)	514,408	6,970,228
		164,469,219
Materials - 0.9%
Chemicals - 0.9%
Platform Specialty Products Corp. (I)(L)	782,050	6,342,426
Real estate - 2.0%
Equity real estate investment trusts - 1.9%
Equinix, Inc.	37,157	13,385,809
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (R)	18,198	913,399
		14,299,208
TOTAL COMMON STOCKS (Cost $571,008,015)		$637,874,980

PREFERRED SECURITIES - 10.6%
Consumer discretionary - 0.4%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	66,598	2,339,588
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	56,502	615,307
		2,954,895
Financials - 1.2%
Capital markets - 0.6%
Forward Venture (I)(R)	103,425	4,532,084
Real estate management and development - 0.6%
WeWork Companies, Inc., Series D1 (I)(R)	90,446	4,539,688
		9,071,772
Industrials - 0.6%
Electrical equipment - 0.6%
Lithium Technology Corp. (I)(R)	844,439	4,027,974
Information technology - 7.6%
Electronic equipment, instruments and components - 0.5%
Veracode, Inc. (I)(R)	136,934	3,671,201
Internet software and services - 4.5%
DocuSign, Inc., Series B (I)(R)	6,185	118,690
DocuSign, Inc., Series B1 (I)(R)	1,853	35,559
DocuSign, Inc., Series D (I)(R)	4,445	85,300
DocuSign, Inc., Series E (I)(R)	96,242	1,846,884
Lookout, Inc., Series F (I)(R)	185,829	1,430,883
One Kings Lane, Inc. (I)(R)	302,694	314,802
Uber Technologies, Inc. (I)(R)	584,504	28,507,546
		32,339,664
Software - 2.6%
Birst, Inc., Series F (I)(R)	328,201	1,693,517
DraftKings, Inc., Series C (I)(R)	541,740	1,115,984
Essence Group Holdings Corp. (I)(R)	1,459,559	3,605,111
MarkLogic Corp., Series F (I)(R)	222,196	2,050,869
Nutanix, Inc. (I)	148,220	5,072,830
Pinterest, Inc., Series G (I)(R)	292,090	2,006,658

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Software (continued)
Zuora, Inc., Series F (I)(R)	715,736	$3,163,553
		18,708,522
		54,719,387
Real estate - 0.8%
Real estate management and development - 0.8%
Redfin Corp. (I)(R)	553,613	2,031,760
WeWork Companies, Inc., Series D2 (I)(R)	71,065	3,566,912
		5,598,672
		5,598,672
TOTAL PREFERRED SECURITIES (Cost $48,697,999)		$76,372,700

CORPORATE BONDS - 0.1%
Information technology - 0.1%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$396,255	$396,255
TOTAL CORPORATE BONDS (Cost $396,255)		$396,255

SECURITIES LENDING COLLATERAL - 12.1%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	8,783,414	$87,892,113
TOTAL SECURITIES LENDING
COLLATERAL (Cost $87,890,102)		$87,892,113

SHORT-TERM INVESTMENTS - 0.7%
Repurchase agreement - 0.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2016 at 0.510% to
be repurchased at $5,100,217 on
10/03/2016, collateralized by $4,713,604
Government National Mortgage Association,
4.000% due 03/15/2041 (valued at
$5,202,000, including interest)	$5,100,000	$5,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,100,000)		$5,100,000
Total Investments (Mid Cap Stock Trust)
(Cost $713,092,371) - 111.9%		$807,636,048
Other assets and liabilities, net - (11.9%)		(86,116,626)
TOTAL NET ASSETS - 100.0%		$721,519,422

Mid Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 94.2%
Consumer discretionary - 11.0%
Diversified consumer services - 0.8%
Graham Holdings Company, Class B	3,200	$1,540,384
Strayer Education, Inc. (I)	101,579	4,741,708
		6,282,092
Leisure products - 1.2%
Mattel, Inc.	291,000	8,811,480
Sankyo Company, Ltd.	27,900	953,184
		9,764,664
Media - 5.7%
News Corp., Class A	959,600	13,415,208

The accompanying notes are an integral part of the financial statements.
167

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Pearson PLC	255,403	$2,496,730
Scholastic Corp.	93,724	3,688,977
Tribune Media Company, Class A	347,500	12,690,700
Viacom, Inc., Class B	331,700	12,637,770
		44,929,385
Specialty retail - 2.3%
Chico’s FAS, Inc.	355,400	4,229,260
The Gap, Inc. (L)	341,200	7,588,288
Tiffany & Company (L)	81,400	5,912,082
		17,729,630
Textiles, apparel and luxury goods - 1.0%
Coach, Inc.	79,900	2,921,144
Ralph Lauren Corp.	49,400	4,996,316
		7,917,460
		86,623,231
Consumer staples - 8.3%
Beverages - 0.9%
Carlsberg A/S, Class B	71,316	6,815,948
Food and staples retailing - 1.0%
Sysco Corp.	161,600	7,920,016
Food products - 5.1%
Archer-Daniels-Midland Company	190,700	8,041,819
Bunge, Ltd.	288,300	17,076,009
Flowers Foods, Inc. (L)	306,500	4,634,280
McCormick & Company, Inc., Non-
Voting Shares	39,900	3,986,808
The Hershey Company	55,300	5,286,680
Tootsie Roll Industries, Inc. (L)	41,855	1,541,520
		40,567,116
Personal products - 1.3%
Coty, Inc., Class A (I)	120,100	2,822,350
Edgewell Personal Care Company (I)	99,132	7,882,977
		10,705,327
		66,008,407
Energy - 11.1%
Energy equipment and services - 0.5%
Frank’s International NV (L)	54,300	705,900
SEACOR Holdings, Inc. (I)(L)	59,400	3,533,706
		4,239,606
Oil, gas and consumable fuels - 10.6%
Apache Corp.	252,900	16,152,723
Cameco Corp. (L)	554,500	4,746,520
Canadian Natural Resources, Ltd.	403,500	12,928,140
CONSOL Energy, Inc. (L)	400,600	7,691,520
Devon Energy Corp.	170,200	7,507,522
Hess Corp.	272,800	14,627,536
Murphy Oil Corp. (L)	524,400	15,941,760
PrairieSky Royalty, Ltd. (L)	37,908	772,925
Southwestern Energy Company (I)	220,800	3,055,872
		83,424,518
		87,664,124
Financials - 23.5%
Banks - 4.4%
Commerce Bancshares, Inc.	18,035	888,404
Fifth Third Bancorp	595,400	12,181,884
First Horizon National Corp.	740,649	11,280,084

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Popular, Inc.	132,100	$5,048,862
Westamerica Bancorp. (L)	103,900	5,286,432
		34,685,666
Capital markets - 5.1%
E*TRADE Financial Corp. (I)	176,944	5,152,609
Lazard, Ltd., Class A	225,100	8,184,636
LPL Financial Holdings, Inc. (L)	267,400	7,997,934
Northern Trust Corp.	225,700	15,345,343
Waddell & Reed Financial, Inc., Class A	212,300	3,855,368
		40,535,890
Consumer finance - 2.0%
Ally Financial, Inc.	240,360	4,679,809
Synchrony Financial	408,200	11,429,600
		16,109,409
Diversified financial services - 2.7%
Groupe Bruxelles Lambert SA	19,641	1,743,390
Leucadia National Corp.	694,400	13,221,376
Pargesa Holding SA	33,611	2,302,857
Voya Financial, Inc.	134,700	3,882,054
		21,149,677
Insurance - 8.3%
Brown & Brown, Inc.	142,200	5,362,362
CNA Financial Corp.	244,900	8,427,009
First American Financial Corp.	71,800	2,820,304
FNF Group	146,016	5,389,451
Kemper Corp.	156,654	6,159,635
Loews Corp.	257,100	10,579,665
Marsh & McLennan Companies, Inc.	129,500	8,708,875
OneBeacon Insurance Group, Ltd., Class A	20,242	289,056
The Progressive Corp.	219,500	6,914,250
White Mountains Insurance Group, Ltd.	12,898	10,705,341
		65,355,948
Thrifts and mortgage finance - 1.0%
Capitol Federal Financial, Inc.	348,798	4,907,588
PHH Corp. (I)	201,400	2,910,230
		7,817,818
		185,654,408
Health care - 9.2%
Biotechnology - 2.1%
Alkermes PLC (I)	219,600	10,327,788
Seattle Genetics, Inc. (I)	111,400	6,016,714
		16,344,502
Health care equipment and supplies - 4.7%
Baxter International, Inc.	201,700	9,600,920
Haemonetics Corp. (I)	175,000	6,336,750
Halyard Health, Inc. (I)	64,244	2,226,697
Hologic, Inc. (I)	491,800	19,096,594
		37,260,961
Health care providers and services - 1.4%
HealthSouth Corp.	57,070	2,315,330
Select Medical Holdings Corp. (I)	675,366	9,117,441
		11,432,771
Pharmaceuticals - 1.0%
Zoetis, Inc.	145,200	7,551,852
		72,590,086

The accompanying notes are an integral part of the financial statements.
168

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials - 9.7%
Aerospace and defense - 2.7%
Cobham PLC	952,138	$2,071,375
KLX, Inc. (I)	96,502	3,396,870
Textron, Inc.	408,200	16,225,950
		21,694,195
Air freight and logistics - 2.8%
C.H. Robinson Worldwide, Inc.	206,200	14,528,852
Expeditors International of Washington, Inc.	146,200	7,532,224
		22,061,076
Commercial services and supplies - 1.5%
Cintas Corp.	67,200	7,566,720
Stericycle, Inc. (I)	48,800	3,910,832
		11,477,552
Electrical equipment - 0.1%
Babcock & Wilcox Enterprises, Inc. (I)	50,300	829,950
Machinery - 1.7%
AGCO Corp.	27,600	1,361,232
Cummins, Inc.	39,800	5,100,370
Xylem, Inc.	135,500	7,106,975
		13,568,577
Professional services - 0.9%
ManpowerGroup, Inc.	95,805	6,922,869
		76,554,219
Information technology - 3.0%
Communications equipment - 0.3%
ADTRAN, Inc.	145,400	2,782,956
Electronic equipment, instruments and components - 1.0%
AVX Corp.	293,586	4,048,551
National Instruments Corp.	134,600	3,822,640
		7,871,191
Semiconductors and semiconductor equipment - 1.7%
Applied Materials, Inc.	163,700	4,935,555
Marvell Technology Group, Ltd.	627,200	8,322,944
		13,258,499
		23,912,646
Materials - 8.9%
Chemicals - 1.5%
FMC Corp.	102,600	4,959,684
The Mosaic Company	172,200	4,212,012
The Scotts Miracle-Gro Company, Class A	34,300	2,856,161
		12,027,857
Construction materials - 2.3%
Vulcan Materials Company	159,707	18,163,477
Containers and packaging - 0.7%
WestRock Company	110,934	5,378,080
Metals and mining - 3.5%
Cia de Minas Buenaventura SAA, ADR (I)	130,600	1,807,504
Franco-Nevada Corp. (Toronto Stock Exchange)	188,800	13,190,600
Newmont Mining Corp.	187,300	7,359,017
Nucor Corp.	103,700	5,127,965
		27,485,086
Paper and forest products - 0.9%
Louisiana-Pacific Corp. (I)	323,800	6,097,154

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
West Fraser Timber Company, Ltd.	40,998	$1,263,424
		7,360,578
		70,415,078
Real estate - 5.3%
Equity real estate investment trusts - 4.3%
Equity Commonwealth (I)	206,900	6,252,518
Rayonier, Inc.	450,900	11,966,886
Taubman Centers, Inc.	20,000	1,488,200
The Macerich Company	95,400	7,714,998
Weyerhaeuser Company	210,336	6,718,132
		34,140,734
Real estate management and development - 1.0%
Realogy Holdings Corp.	254,500	6,581,370
The St. Joe Company (I)	48,900	898,782
		7,480,152
		41,620,886
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
Telephone & Data Systems, Inc.	96,436	2,621,130
Utilities - 3.9%
Electric utilities - 2.9%
FirstEnergy Corp.	606,551	20,064,707
Great Plains Energy, Inc.	88,900	2,426,081
		22,490,788
Independent power and renewable electricity producers - 1.0%
NRG Energy, Inc.	733,100	8,218,051
		30,708,839
TOTAL COMMON STOCKS (Cost $644,415,054)		$744,373,054

SECURITIES LENDING COLLATERAL - 5.9%
John Hancock Collateral Trust,
0.6548% (W)(Y)	4,659,252	46,623,270
TOTAL SECURITIES LENDING
COLLATERAL (Cost $46,623,118)		$46,623,270

SHORT-TERM INVESTMENTS - 5.9%
Money market funds - 5.9%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	2,000,000	$2,000,000
T. Rowe Price Prime Reserve
Fund, 0.3208% (Y)	44,958,048	44,958,048
TOTAL SHORT-TERM INVESTMENTS (Cost $46,958,048)		$46,958,048
Total Investments (Mid Value Trust)
(Cost $737,996,220) - 106.0%		$837,954,372
Other assets and liabilities, net - (6.0%)		(47,515,716)
TOTAL NET ASSETS - 100.0%		$790,438,656

The accompanying notes are an integral part of the financial statements.
169

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Money Market Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 99.9%
U.S. Government - 11.6%
U.S. Treasury Bill
0.336%, 12/01/2016 *	$35,000,000	$34,980,075
0.345%, 12/29/2016 *	9,340,000	9,332,034
0.385%, 01/19/2017 *	7,830,000	7,820,789
0.396%, 02/02/2017 *	50,000,000	49,931,886
0.400%, 01/12/2017 to 01/26/2017 *	47,450,000	47,390,308
0.415%, 01/19/2017 *	50,000,000	49,936,597
0.430%, 01/19/2017 *	50,000,000	49,934,306
0.435%, 02/02/2017 *	22,200,000	22,166,737
U.S. Government Agency - 88.3%
Federal Agricultural Mortgage Corp.
0.390%, 11/22/2016 *	5,430,000	5,426,941
0.460%, 01/23/2017 *	65,000,000	64,905,317
0.480%, 02/01/2017 *	80,000,000	79,868,800
0.500%, 01/03/2017 *	30,000,000	29,960,833
0.553%, 05/09/2017 (P)*	75,000,000	75,000,000
0.583%, 07/03/2017 (P)*	75,000,000	75,000,000
0.617%, 08/23/2017 (P)*	15,000,000	14,998,660
0.623%, 04/03/2017 (P)*	60,000,000	60,000,000
0.629%, 03/07/2017 (P)*	60,000,000	60,000,000
Federal Farm Credit Bank
0.360%, 10/03/2016 *	10,000,000	9,999,800
0.420%, 11/04/2016 *	360,000	359,857
0.424%, 05/12/2017 (P)*	9,000,000	8,999,452
0.430%, 11/03/2016 *	29,300,000	29,288,451
0.470%, 02/21/2017 (P)*	20,000,000	20,003,151
0.475%, 11/13/2017 (P)*	20,000,000	19,996,613
0.480%, 05/30/2017 (P)*	3,000,000	2,998,596
0.490%, 03/22/2017 to 04/27/2017 (P)*	125,350,000	125,353,631
0.520%, 03/24/2017 (P)*	50,000,000	50,016,963
0.540%, 08/28/2017 (P)*	20,000,000	20,000,000
0.567%, 02/13/2017 (P)*	7,650,000	7,655,548
0.570%, 05/24/2017 (P)*	10,000,000	10,000,000
0.577%, 02/27/2017 (P)*	10,000,000	10,000,659
0.580%, 12/14/2016 (P)*	16,700,000	16,704,783
0.587%, 04/20/2017 (P)*	10,000,000	10,000,275
Federal Home Loan Bank
0.250%, 11/25/2016 *	17,590,000	17,583,282
0.260%, 11/18/2016 *	87,400,000	87,369,701
0.280%, 12/23/2016 *	7,155,000	7,150,381
0.285%, 12/23/2016 *	20,000,000	19,986,858
0.287%, 12/30/2016 *	3,385,000	3,382,571
0.300%, 10/07/2016 *	19,445,000	19,444,028
0.325%, 11/09/2016 *	2,810,000	2,809,011
0.348%, 12/02/2016 *	40,000,000	39,976,027
0.350%, 12/01/2016 to 12/22/2016 *	87,470,000	87,410,504
0.360%, 10/11/2016 to 12/15/2016 *	87,823,000	87,759,168
0.365%, 10/17/2016 *	3,710,000	3,709,398
0.370%, 10/11/2016 to 11/18/2016 *	22,170,000	22,166,168
0.375%, 11/01/2016 to 12/29/2016 *	48,250,000	48,223,394
0.380%, 11/09/2016 *	75,000,000	74,969,125
0.385%, 11/18/2016 *	6,000,000	5,996,920
0.390%, 10/05/2016 to 11/16/2016 *	17,985,000	17,978,460
0.400%, 10/19/2016 to 01/27/2017 *	107,673,000	107,640,105
0.410%, 10/17/2016 to 01/25/2017 *	5,170,000	5,166,968
0.420%, 11/18/2016 *	14,300,000	14,291,992
0.430%, 11/04/2016 to 01/30/2017 *	211,740,000	211,598,665
0.440%, 11/02/2016 to 01/06/2017 *	57,280,000	57,246,404
0.445%, 11/02/2016 to 01/13/2017 *	8,740,000	8,736,240
0.450%, 11/14/2016 to 02/01/2017 *	14,950,000	14,937,087
0.460%, 01/27/2017 *	6,410,000	6,400,335
0.560%, 11/07/2016 (P)*	50,000,000	50,009,170

Money Market Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
0.799%, 12/18/2017 (P)*	$10,000,000	$10,018,404
Federal Home Loan Mortgage Corp. 0.370%,
10/04/2016 *	64,060,000	64,058,025
Federal National Mortgage Association
0.390%, 11/23/2016 *	630,000	629,638
0.400%, 10/26/2016 *	68,184,000	68,165,060
0.410%, 10/26/2016 *	50,000,000	49,985,764
Tennessee Valley Authority 0.240%,
10/04/2016 *	50,018,000	50,017,000
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $2,342,846,915)		$2,342,846,915
Total Investments (Money Market Trust)
(Cost $2,342,846,915) - 99.9%		$2,342,846,915
Other assets and liabilities, net - 0.1%		2,069,088
TOTAL NET ASSETS - 100.0%		$2,344,916,003

Mutual Shares Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 85.5%
Consumer discretionary - 6.9%
Automobiles - 1.3%
General Motors Company	213,680	$6,788,610
Media - 5.6%
CBS Corp., Class B	115,537	6,324,495
Charter Communications, Inc., Class A (I)	30,817	8,319,665
DISH Network Corp., Class A (I)	99,611	5,456,691
Time Warner, Inc.	50,328	4,006,612
Twenty-First Century Fox, Inc., Class B	205,980	5,095,945
		29,203,408
		35,992,018
Consumer staples - 11.5%
Beverages - 0.9%
PepsiCo, Inc.	43,385	4,718,986
Food and staples retailing - 4.1%
CVS Health Corp.	67,378	5,995,968
Rite Aid Corp. (I)	310,580	2,388,360
The Kroger Company	225,790	6,701,447
Walgreens Boots Alliance, Inc.	81,194	6,545,860
		21,631,635
Household products - 0.2%
Energizer Holdings, Inc.	24,113	1,204,685
Personal products - 0.4%
Edgewell Personal Care Company (I)	24,113	1,917,466
Tobacco - 5.9%
Altria Group, Inc.	97,840	6,186,423
British American Tobacco PLC	158,019	10,077,821
Imperial Brands PLC	132,160	6,802,357
Philip Morris International, Inc.	23,128	2,248,504

The accompanying notes are an integral part of the financial statements.
170

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	113,656	$5,358,880
		30,673,985
		60,146,757
Energy - 7.9%
Energy equipment and services - 1.0%
Baker Hughes, Inc.	106,327	5,366,324
Oil, gas and consumable fuels - 6.9%
Apache Corp.	45,578	2,911,067
BP PLC	558,823	3,257,231
CONSOL Energy, Inc. (L)	176,618	3,391,066
Kinder Morgan, Inc.	328,560	7,599,593
Marathon Oil Corp.	382,974	6,054,819
Royal Dutch Shell PLC, A Shares	130,520	3,247,062
Royal Dutch Shell PLC, A Shares	230,394	5,749,405
The Williams Companies, Inc.	106,799	3,281,933
Warrior Met Coal LLC, Class A (I)(R)	1,550	126,976
Warrior Met Coal LLC, Class B (I)(R)	3,623	296,796
		35,915,948
		41,282,272
Financials - 20.3%
Banks - 8.6%
Barclays PLC	1,380,860	2,993,732
CIT Group, Inc.	125,665	4,561,640
Citigroup, Inc.	116,725	5,512,922
Citizens Financial Group, Inc.	241,957	5,978,757
Columbia Banking System, Inc.	9,738	318,627
FCB Financial Holdings, Inc., Class A (I)	60,504	2,325,169
Guaranty Bancorp	4,385	78,272
JPMorgan Chase & Co.	125,530	8,359,043
The PNC Financial Services Group, Inc.	119,714	10,785,034
Wells Fargo & Company	91,640	4,057,819
		44,971,015
Consumer finance - 1.2%
Ally Financial, Inc.	122,150	2,378,261
Capital One Financial Corp.	55,642	3,996,765
		6,375,026
Diversified financial services - 0.7%
Voya Financial, Inc.	120,900	3,484,338
Insurance - 9.8%
Alleghany Corp. (I)	13,144	6,900,863
American International Group, Inc.	178,475	10,590,707
Chubb, Ltd.	55,403	6,961,387
MetLife, Inc.	128,400	5,704,812
The Allstate Corp.	74,491	5,153,287
White Mountains Insurance Group, Ltd.	10,193	8,460,190
XL Group, Ltd.	216,370	7,276,523
		51,047,769
		105,878,148
Health care - 13.4%
Health care equipment and supplies - 4.7%
Medtronic PLC	199,199	17,210,794
Stryker Corp.	62,452	7,270,037
		24,480,831
Health care providers and services - 0.4%
Cigna Corp.	17,411	2,269,002

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 8.3%
Eli Lilly & Company	138,668	$11,129,494
Merck & Company, Inc.	287,480	17,941,627
Novartis AG, ADR	107,183	8,463,170
Teva Pharmaceutical Industries, Ltd., ADR	117,581	5,409,902
		42,944,193
		69,694,026
Industrials - 5.4%
Aerospace and defense - 0.7%
B/E Aerospace, Inc.	52,990	2,737,463
KLX, Inc. (I)	26,495	932,624
		3,670,087
Electrical equipment - 0.8%
Sensata Technologies Holding NV (I)	109,324	4,239,585
Machinery - 2.1%
Caterpillar, Inc.	79,073	7,019,310
CNH Industrial NV	242,845	1,737,735
CNH Industrial NV (Borsa Italiana Exchange)	107,017	766,290
Federal Signal Corp.	120,224	1,594,170
		11,117,505
Marine - 0.9%
A.P. Moeller - Maersk A/S, Series B	3,137	4,614,198
Professional services - 0.9%
RELX PLC	229,329	4,348,876
		27,990,251
Information technology - 13.1%
Communications equipment - 2.7%
Cisco Systems, Inc.	282,440	8,958,997
Nokia OYJ	456,423	2,645,587
Nokia OYJ, ADR (L)	441,401	2,555,712
		14,160,296
Internet software and services - 1.0%
LinkedIn Corp., Class A (I)	28,000	5,351,360
IT services - 0.3%
Xerox Corp.	137,475	1,392,622
Software - 6.9%
CA, Inc.	190,881	6,314,343
Dell Technologies, Inc., Class V (I)	25,557	1,221,625
Microsoft Corp.	304,658	17,548,301
Symantec Corp.	437,087	10,970,884
		36,055,153
Technology hardware, storage and peripherals - 2.2%
Hewlett Packard Enterprise Company	178,343	4,057,303
Samsung Electronics Company, Ltd.	5,080	7,400,351
		11,457,654
		68,417,085
Materials - 4.1%
Chemicals - 0.1%
Monsanto Company	3,494	357,087
Construction materials - 0.7%
LafargeHolcim, Ltd. (I)	69,951	3,788,902
Containers and packaging - 2.2%
International Paper Company	142,534	6,838,781
WestRock Company	93,299	4,523,136
		11,361,917

The accompanying notes are an integral part of the financial statements.
171

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining - 1.1%
Freeport-McMoRan, Inc.	224,236	$2,435,203
thyssenkrupp AG	147,262	3,518,512
		5,953,715
		21,461,621
Real estate - 1.0%
Equity real estate investment trusts - 0.9%
Alexander’s, Inc.	11,422	4,792,671
Real estate management and development - 0.1%
Forestar Group, Inc. (I)(L)	39,987	468,248
		5,260,919
Telecommunication services - 1.8%
Diversified telecommunication services - 0.7%
Koninklijke KPN NV	1,069,040	3,546,794
Wireless telecommunication services - 1.1%
Vodafone Group PLC	2,027,826	5,815,648
		9,362,442
Utilities - 0.1%
Independent power and renewable electricity producers - 0.1%
NRG Energy, Inc.	25,109	281,472
TOTAL COMMON STOCKS (Cost $364,218,521)		$445,767,011

CORPORATE BONDS - 1.6%
Consumer discretionary - 0.6%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	$3,146,801
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		3,146,801
Health care - 0.5%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/2020 (S)	2,354,000	2,206,875
6.750%, 08/15/2021 (S)	384,000	360,960
7.250%, 07/15/2022 (S)	189,000	175,298
		2,743,133
Information technology - 0.2%
Western Digital Corp.
10.500%, 04/01/2024 (S)	1,010,000	1,172,863
Materials - 0.0%
Walter Energy, Inc.
11.000%, 04/01/2020 (H)(S)	679,800	68
Utilities - 0.3%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	1,259,040
TOTAL CORPORATE BONDS (Cost $12,240,650)		$8,321,905

TERM LOANS (M) - 0.4%
Utilities - 0.4%
Texas Competitive Electric Holdings
Company LLC
4.730%, 10/10/2017 (H)	7,466,240	2,147,888
TOTAL TERM LOANS (Cost $6,875,620)		$2,147,888

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS - 0.3%
Commonwealth of Puerto Rico, Series A
8.000%, 07/01/2035 (H)	$2,626,000	$1,720,030
TOTAL MUNICIPAL BONDS (Cost $2,314,824)		$1,720,030

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	345,579	3,458,075
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,457,870)		$3,458,075

SHORT-TERM INVESTMENTS - 9.0%
U.S. Government - 4.2%
U.S. Treasury Bills
0.231%, 10/13/2016 *	$5,000,000	$4,999,775
0.238%, 10/06/2016 *	5,000,000	4,999,955
0.350%, 01/05/2017 *	2,000,000	1,998,498
0.385%, 11/17/2016 *	5,000,000	4,998,905
0.420%, 12/08/2016 *	2,000,000	1,999,322
0.465%, 11/25/2016 *	2,000,000	1,999,554
0.465%, 12/01/2016 *	1,000,000	999,721
		21,995,730
U.S. Government Agency - 4.8%
Federal Home Loan Bank Discount Note
0.150%, 10/03/2016*	24,900,000	24,899,945
TOTAL SHORT-TERM INVESTMENTS (Cost $46,890,996)		$46,895,675
Total Investments (Mutual Shares Trust)
(Cost $435,998,481) - 97.5%		$508,310,584
Other assets and liabilities, net - 2.5%		12,935,314
TOTAL NET ASSETS - 100.0%		$521,245,898

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 44.7%
U.S. Government - 14.7%
Treasury Inflation Protected Securities
0.125%, 07/15/2026	$3,443,720	$3,486,388
0.625%, 01/15/2026	13,526,345	14,244,878
U.S. Treasury Bonds
2.500%, 02/15/2045 to 05/15/2046	9,780,000	10,146,781
3.000%, 11/15/2044 to 11/15/2045	29,760,000	34,050,250
3.125%, 02/15/2043	26,395,000	30,844,009
3.375%, 05/15/2044	8,055,000	9,856,050
5.375%, 02/15/2031	7,760,000	11,333,542
U.S. Treasury Notes
0.875%, 05/15/2019	2,825,000	2,826,215
1.250%, 10/31/2018	18,715,000	18,883,865
1.500%, 05/31/2019	31,530,000	32,054,691
1.625%, 05/15/2026	13,745,000	13,771,844
2.000%, 08/31/2021	22,500,000	23,371,875
U.S. Treasury Strips, PO
1.176%, 05/15/2021	220,000	208,262
		205,078,650
U.S. Government Agency - 30.0%
Federal Home Loan Mortgage Corp.
2.341%, 09/01/2035 (P)	15,599	16,280

The accompanying notes are an integral part of the financial statements.
172

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.475%, 07/01/2035 (P)	$11,427	$11,989
2.479%, 07/01/2035 (P)	18,806	19,905
2.500%, 05/01/2028	3,055,059	3,166,344
2.535%, 09/01/2032 (P)	691	725
2.540%, 06/01/2037 (P)	157,265	165,126
2.567%, 10/01/2036 (P)	94,113	99,615
2.579%, 01/01/2036 (P)	50,473	53,378
2.598%, 01/01/2036 to 03/01/2036 (P)	46,121	48,544
2.664%, 01/01/2037 (P)	23,187	24,431
2.667%, 06/01/2038 (P)	22,872	23,955
2.676%, 02/01/2037 (P)	69,097	72,858
2.682%, 02/01/2035 (P)	43,263	45,418
2.750%, 04/01/2037 (P)	62,953	65,890
2.775%, 11/01/2035 (P)	15,719	16,591
2.848%, 05/01/2037 (P)	18,979	19,976
2.855%, 02/01/2037 (P)	67,820	71,833
3.000%, 01/01/2043 to 06/01/2043	15,613,153	16,275,279
3.055%, 02/01/2037 (P)	27,695	29,511
3.172%, 02/01/2038 (P)	64,942	69,200
3.500%, 03/01/2043 to 05/01/2046	11,037,427	11,676,726
4.000%, 05/01/2026 to 02/01/2041	10,136,178	10,930,927
4.500%, 11/01/2018 to 10/01/2039	6,362,175	7,002,336
5.000%, 10/01/2018 to 08/01/2040	2,725,389	3,039,872
5.500%, 03/01/2018 to 12/01/2039	192,925	215,819
5.832%, 12/01/2036 (P)	14,663	15,358
5.998%, 10/01/2036 (P)	16,030	16,518
6.000%, 04/01/2017 to 08/01/2038	536,498	614,110
6.020%, 10/01/2036 (P)	22,596	23,554
6.080%, 11/01/2036 (P)	13,946	14,574
6.421%, 08/01/2036 (P)	7,413	7,680
6.500%, 05/01/2017 to 03/01/2037	163,451	190,142
7.000%, 02/01/2024 to 06/01/2032	5,410	6,473
7.500%, 05/01/2024 to 06/01/2024	621	708
Federal National Mortgage Association
2.115%, 07/01/2027 (P)	179	181
2.233%, 10/01/2033 (P)	19,749	20,285
2.236%, 12/01/2035 (P)	5,997	6,221
2.274%, 07/01/2035 (P)	15,585	16,242
2.394%, 09/01/2035 (P)	70,172	73,500
2.416%, 12/01/2035 (P)	4,997	5,226
2.453%, 08/01/2036 (P)	62,827	65,895
2.499%, 07/01/2036 to 08/01/2037 (P)	150,001	157,086
2.500%, TBA (C)	3,545,000	3,671,085
2.500%, 10/01/2027 to 03/01/2043	22,751,880	23,527,771
2.572%, 05/01/2038 (P)	108,732	114,582
2.602%, 08/01/2038 (P)	13,715	14,591
2.645%, 12/01/2035 (P)	2,416	2,545
2.767%, 12/01/2035 (P)	7,982	8,433
2.912%, 05/01/2038 (P)	54,080	57,069
2.931%, 05/01/2038 (P)	24,682	26,086
2.955%, 04/01/2038 (P)	23,809	25,163
3.000%, TBA (C)	10,060,000	10,504,684
3.000%, 01/01/2027 to 09/01/2046	38,616,913	40,373,770
3.500%, TBA (C)	17,160,000	18,106,791
3.500%, 06/01/2042 to 05/01/2046	62,679,497	66,363,385
4.000%, TBA (C)	9,170,000	9,847,098
4.000%, 11/01/2025 to 12/01/2045	25,896,354	27,930,958
4.500%, 05/01/2019 to 02/01/2044	13,148,477	14,446,468
5.000%, 05/01/2018 to 07/01/2045	14,761,584	16,520,408
5.500%, 11/01/2016 to 09/01/2041	7,660,729	8,691,443
5.687%, 01/01/2019 (P)	74	76

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.894%, 09/01/2036 (P)		$4,374	$4,637
6.000%, 09/01/2017 to 09/01/2038		6,590,362	7,572,788
6.500%, 06/01/2017 to 06/01/2039		459,890	537,473
7.000%, 12/01/2029 to 04/01/2037		15,411	18,293
Government National
Mortgage Association
2.500%, TBA (C)		1,510,000	1,535,641
2.500%, 11/20/2042 to 06/20/2045		10,877,474	11,085,584
3.000%, 10/15/2042 to 09/20/2046		12,919,837	13,558,860
3.500%, 09/15/2041 to 06/20/2046		42,935,357	45,749,867
4.000%, 09/20/2040 to 12/20/2045		18,481,280	19,901,439
4.500%, TBA (C)		2,735,000	2,952,518
4.500%, 01/15/2019 to 09/20/2040		6,751,425	7,427,438
5.000%, 01/15/2019 to 03/20/2041		3,141,960	3,501,059
5.500%, 02/15/2029 to 06/20/2044		4,049,437	4,634,820
6.000%, 10/20/2016 to 04/20/2039		1,922,884	2,217,934
6.500%, 12/15/2023 to 09/15/2038		1,516,714	1,756,890
7.000%, 04/15/2017 to 10/20/2036		623,685	739,697
9.250%, 02/15/2017 to 12/15/2019		1,065	1,167
9.750%, 07/15/2017 to 02/15/2021		1,478	1,673
10.250%, 11/15/2020		900	1,024
			417,827,489
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $602,753,086)			$622,906,139

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Bermuda - 0.1%
Government of Bermuda
4.138%, 01/03/2023 (S)		1,410,000	1,505,175
Mexico - 0.9%
Government of Mexico
4.000%, 10/02/2023		2,352,000	2,515,464
4.125%, 01/21/2026		1,590,000	1,711,635
4.500%, 12/04/2025	MXN	22,855,570	1,351,455
6.500%, 06/10/2021		21,350,000	1,134,412
10.000%, 12/05/2024		84,585,000	5,510,926
			12,223,892
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		$1,695,000	1,797,107
South Africa - 0.1%
Republic of South Africa
10.500%, 12/21/2026	ZAR	16,550,000	1,353,992
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $17,827,934)			$16,880,166

CORPORATE BONDS - 27.7%
Consumer discretionary - 4.8%
21st Century Fox America, Inc.
4.750%, 09/15/2044		$3,790,000	4,160,677
Altice Luxembourg SA
7.625%, 02/15/2025 (S)		2,175,000	2,237,531
Amazon.com, Inc.
4.950%, 12/05/2044		5,310,000	6,487,024
Brinker International, Inc.
5.000%, 10/01/2024 (S)		400,000	405,478

The accompanying notes are an integral part of the financial statements.
173

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Charter Communications Operating LLC
6.384%, 10/23/2035 (S)	$375,000	$442,449
6.484%, 10/23/2045 (S)	1,010,000	1,224,107
CSC Holdings LLC
10.125%, 01/15/2023 (S)	600,000	692,250
Delphi Corp.
4.150%, 03/15/2024	1,770,000	1,900,969
DISH DBS Corp.
7.750%, 07/01/2026 (S)	350,000	371,875
Dollar Tree, Inc.
5.750%, 03/01/2023	775,000	834,094
Expedia, Inc.
5.000%, 02/15/2026 (S)	3,520,000	3,706,912
General Motors Company
4.000%, 04/01/2025	3,015,000	3,083,872
GLP Capital LP
4.375%, 04/15/2021	50,000	52,625
5.375%, 04/15/2026	200,000	215,000
Hilton Domestic Operating Company, Inc.
4.250%, 09/01/2024 (S)	650,000	663,000
INVISTA Finance LLC
4.250%, 10/15/2019 (S)	1,115,000	1,109,431
JD.com, Inc.
3.875%, 04/29/2026	3,035,000	2,982,042
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell
of America LLC
5.000%, 06/01/2024 (S)	200,000	209,000
5.250%, 06/01/2026 (S)	250,000	264,375
MDC Partners, Inc.
6.500%, 05/01/2024 (S)	525,000	481,688
New Red Finance, Inc.
4.625%, 01/15/2022 (S)	425,000	442,000
Newell Brands, Inc.
3.900%, 11/01/2025	715,000	756,080
5.500%, 04/01/2046	1,315,000	1,599,110
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	3,970,000	4,410,277
Omnicom Group, Inc.
3.650%, 11/01/2024	2,815,000	2,986,923
QVC, Inc.
4.375%, 03/15/2023	2,300,000	2,307,153
4.850%, 04/01/2024	2,960,000	3,007,319
5.125%, 07/02/2022	975,000	1,033,537
Sabre GLBL, Inc.
5.375%, 04/15/2023 (S)	400,000	411,000
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	4,271,000	4,516,583
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023	1,615,000	1,687,782
4.000%, 03/15/2022	2,365,000	2,527,454
The Priceline Group, Inc.
3.600%, 06/01/2026	1,500,000	1,573,691
3.650%, 03/15/2025	2,135,000	2,240,349
Thomson Reuters Corp.
3.350%, 05/15/2026	410,000	421,093
Time Warner Cable LLC
6.550%, 05/01/2037	985,000	1,170,015
6.750%, 06/15/2039	1,740,000	2,120,914
7.300%, 07/01/2038	1,715,000	2,198,615
Townsquare Media, Inc.
6.500%, 04/01/2023 (S)	275,000	279,125

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (S)	$200,000	$204,000
		67,417,419
Consumer staples - 0.7%
FAGE International SA
5.625%, 08/15/2026 (S)	200,000	206,000
Imperial Tobacco Finance PLC
4.250%, 07/21/2025 (S)	3,465,000	3,792,841
Mead Johnson Nutrition Company
4.125%, 11/15/2025	540,000	585,806
New Albertsons, Inc.
7.450%, 08/01/2029	150,000	147,000
Reynolds American, Inc.
4.000%, 06/12/2022	1,125,000	1,222,255
4.450%, 06/12/2025	1,830,000	2,042,906
5.850%, 08/15/2045	1,005,000	1,304,510
Rite Aid Corp.
6.125%, 04/01/2023 (S)	425,000	457,938
Safeway, Inc.
7.250%, 02/01/2031	125,000	124,063
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (S)	150,000	161,438
		10,044,757
Energy - 3.2%
APT Pipelines, Ltd.
3.875%, 10/11/2022 (S)	1,125,000	1,169,821
Concho Resources, Inc.
5.500%, 04/01/2023	100,000	103,125
Energy Transfer Partners LP
4.150%, 10/01/2020	2,100,000	2,196,571
Enterprise Products Operating LLC
2.850%, 04/15/2021	405,000	417,033
3.950%, 02/15/2027	705,000	737,992
5.950%, 02/01/2041	2,755,000	3,197,803
Hess Corp.
7.300%, 08/15/2031	70,000	83,075
7.875%, 10/01/2029	45,000	54,820
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018	460,000	483,743
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	910,000	954,309
Kinder Morgan, Inc.
4.300%, 06/01/2025	1,690,000	1,757,399
Magellan Midstream Partners Lp
4.250%, 09/15/2046	410,000	407,873
Origin Energy Finance, Ltd.
3.500%, 10/09/2018 (S)	3,475,000	3,538,537
Pertamina Persero PT
4.300%, 05/20/2023	705,000	739,436
6.450%, 05/30/2044 (S)	1,055,000	1,222,111
Petroleos Mexicanos
4.625%, 09/21/2023 (S)	1,055,000	1,060,170
5.500%, 06/27/2044	3,855,000	3,341,900
6.375%, 02/04/2021 (S)	250,000	272,525
Plains All American Pipeline LP
6.500%, 05/01/2018	1,715,000	1,827,945
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027 (S)	2,525,000	2,588,125
5.625%, 04/15/2023	525,000	560,438
5.750%, 05/15/2024	375,000	403,594
5.875%, 06/30/2026 (S)	525,000	570,609

The accompanying notes are an integral part of the financial statements.
174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Schlumberger Holdings Corp.
3.000%, 12/21/2020 (S)	$1,595,000	$1,663,266
4.000%, 12/21/2025 (S)	3,020,000	3,287,620
Shell International Finance BV
3.250%, 05/11/2025	5,110,000	5,386,390
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (S)	150,000	151,125
TransCanada PipeLines, Ltd.
4.875%, 01/15/2026	2,430,000	2,812,851
Valvoline, Inc.
5.500%, 07/15/2024 (S)	50,000	52,375
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,592,250
Woodside Finance, Ltd.
3.700%, 09/15/2026 (S)	1,013,000	1,018,929
		44,653,760
Financials - 6.2%
Bank of America Corp.
3.300%, 01/11/2023	5,580,000	5,785,076
4.200%, 08/26/2024	1,250,000	1,321,801
Barclays Bank PLC
5.140%, 10/14/2020	3,495,000	3,784,708
Barclays PLC
4.375%, 01/12/2026	200,000	206,928
5.200%, 05/12/2026	1,855,000	1,910,554
BBVA Bancomer SA
4.375%, 04/10/2024 (S)	2,975,000	3,120,031
BPCE SA
4.875%, 04/01/2026 (S)	2,100,000	2,185,315
5.700%, 10/22/2023 (S)	4,523,000	4,922,702
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,165,118
5.875%, 08/15/2020	2,665,000	3,026,816
CNO Financial Group, Inc.
4.500%, 05/30/2020	125,000	127,969
5.250%, 05/30/2025	850,000	847,875
Discover Bank
3.100%, 06/04/2020	2,285,000	2,350,803
Discover Financial Services
3.750%, 03/04/2025	1,385,000	1,402,340
HSBC Holdings PLC
2.650%, 01/15/2022	1,160,000	1,156,145
2.950%, 05/25/2021	1,735,000	1,759,873
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (Q)	2,425,000	2,420,174
ING Bank NV
5.800%, 09/25/2023 (S)	3,395,000	3,796,595
ING Bank NV (4.125% to 11/21/2018,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023	200,000	204,892
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	3,530,000	3,685,818
Morgan Stanley
3.750%, 02/25/2023	8,280,000	8,798,013
MSCI, Inc.
5.750%, 08/15/2025 (S)	575,000	613,813
Nationwide Building Society
3.900%, 07/21/2025 (S)	3,215,000	3,486,571
4.000%, 09/14/2026 (S)	900,000	896,972

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Principal Financial Group, Inc. (4.700% to
05/15/2020, then 3 month
LIBOR + 3.044%)
05/15/2055	$2,290,000	$2,278,550
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,568,867
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	875,000	868,438
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,672,836
6.450%, 11/15/2019	705,000	798,578
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	4,770,000	4,914,812
Santander UK Group Holdings PLC
2.875%, 10/16/2020 to 08/05/2021	3,055,000	3,058,592
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	1,900,000	2,205,634
6.750%, 10/01/2037	1,985,000	2,532,326
The Toronto-Dominion Bank (3.625% to
09/15/2026, 5 Year U.S. Swap
Rate + 2.205%)
09/15/2031	470,000	471,716
Trinity Acquisition PLC
3.500%, 09/15/2021	505,000	526,386
UBS Group Funding Jersey, Ltd.
4.125%, 09/24/2025 (S)	2,580,000	2,705,385
Unum Group
5.625%, 09/15/2020	1,040,000	1,161,145
		86,740,167
Health care - 3.4%
AbbVie, Inc.
3.200%, 11/06/2022	1,060,000	1,103,874
4.450%, 05/14/2046	2,250,000	2,355,874
Aetna, Inc.
2.400%, 06/15/2021	1,080,000	1,093,391
3.200%, 06/15/2026	1,760,000	1,788,718
Agilent Technologies, Inc.
3.200%, 10/01/2022	425,000	440,496
3.875%, 07/15/2023	430,000	459,029
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,416,195
4.650%, 01/15/2043	980,000	1,071,711
Biogen, Inc.
2.900%, 09/15/2020	590,000	612,784
4.050%, 09/15/2025	2,425,000	2,641,730
Celgene Corp.
3.625%, 05/15/2024	3,880,000	4,085,826
3.875%, 08/15/2025	4,020,000	4,304,881
Centene Corp.
5.625%, 02/15/2021	125,000	132,813
6.125%, 02/15/2024	100,000	108,500
Endo Finance LLC
6.000%, 02/01/2025 (S)	325,000	287,219
Express Scripts Holding Company
4.500%, 02/25/2026	2,145,000	2,354,090
4.800%, 07/15/2046	1,025,000	1,067,882
HCA, Inc.
5.250%, 06/15/2026	575,000	610,938
Humana, Inc.
3.850%, 10/01/2024	1,995,000	2,140,615
4.950%, 10/01/2044	1,750,000	1,947,167
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,614,710

The accompanying notes are an integral part of the financial statements.
175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Molina Healthcare, Inc.
5.375%, 11/15/2022	$325,000	$335,563
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,634,305
Perrigo Company PLC
4.000%, 11/15/2023	1,630,000	1,676,724
Shire Acquisitions Investments
Ireland DAC
2.400%, 09/23/2021	435,000	436,207
2.875%, 09/23/2023	1,440,000	1,446,628
3.200%, 09/23/2026	2,085,000	2,090,750
Teva Pharmaceutical
Finance Netherlands III BV
2.800%, 07/01/2023	1,575,000	1,579,563
3.150%, 10/01/2026	1,115,000	1,120,901
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	2,165,000	2,353,539
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/2020 (S)	300,000	281,250
		47,593,873
Industrials - 2.4%
Allison Transmission, Inc.
5.000%, 10/01/2024 (S)	275,000	281,298
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	3,142,556	3,338,965
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 04/01/2024	263,697	267,969
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	526,792	514,939
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	458,873	485,258
Brambles USA, Inc.
4.125%, 10/23/2025 (S)	755,000	804,105
CCCI Treasure, Ltd. (3.500% to
04/21/2020, then 5 Year
CMT + 7.192%)
04/21/2020 (Q)	710,000	722,374
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 07/12/2022	727,548	780,295
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	980,195	1,046,359
CRCC Yupeng, Ltd. (3.950% to
08/01/2019, then 5 Year
CMT + 7.251%)
08/01/2019 (Q)	465,000	479,331
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 11/23/2020	541,162	569,573
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	357,001	381,991
ERAC USA Finance LLC
3.800%, 11/01/2025 (S)	1,410,000	1,513,948
GATX Corp.
2.600%, 03/30/2020	880,000	891,588
H&E Equipment Services, Inc.
7.000%, 09/01/2022	275,000	290,125

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Heathrow Funding, Ltd.
4.875%, 07/15/2023 (S)	$2,585,000	$2,817,061
HPHT Finance 15, Ltd.
2.250%, 03/17/2018 (S)	1,217,000	1,224,144
Lockheed Martin Corp.
3.550%, 01/15/2026	1,960,000	2,119,230
3.600%, 03/01/2035	660,000	677,885
3.800%, 03/01/2045	1,635,000	1,670,927
Mobile Mini, Inc.
5.875%, 07/01/2024	225,000	234,563
Reliance Intermediate Holdings LP
6.500%, 04/01/2023 (S)	550,000	577,500
Roper Technologies, Inc.
3.000%, 12/15/2020	1,475,000	1,533,382
Transurban Finance Company Pty, Ltd.
3.375%, 03/22/2027 (S)	450,000	453,723
4.125%, 02/02/2026 (S)	410,000	439,705
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	3,892,697	3,951,088
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	2,325,089	2,534,347
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	2,557,977	2,711,456
		33,313,129
Information technology - 1.5%
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021	2,605,000	2,716,218
Arrow Electronics, Inc.
3.500%, 04/01/2022	1,035,000	1,063,083
Avnet, Inc.
4.625%, 04/15/2026	840,000	870,153
4.875%, 12/01/2022	1,535,000	1,668,358
First Data Corp.
7.000%, 12/01/2023 (S)	575,000	608,063
Harris Corp.
3.832%, 04/27/2025	555,000	587,845
Keysight Technologies, Inc.
4.550%, 10/30/2024	3,085,000	3,191,729
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	1,595,000	1,637,647
3.800%, 02/11/2025	3,650,000	3,897,784
Visa, Inc.
4.300%, 12/14/2045	2,475,000	2,867,946
Western Digital Corp.
7.375%, 04/01/2023 (S)	650,000	713,375
10.500%, 04/01/2024 (S)	275,000	319,344
		20,141,545
Materials - 0.7%
Alcoa, Inc.
6.150%, 08/15/2020	2,457,000	2,708,843
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)	275,000	276,719
BlueScope Steel Finance, Ltd.
6.500%, 05/15/2021 (S)	450,000	475,875
Eagle Materials, Inc.
4.500%, 08/01/2026	200,000	202,786
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	2,095,000	2,340,712

The accompanying notes are an integral part of the financial statements.
176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
International Paper Company
4.400%, 08/15/2047	$2,480,000	$2,481,605
Martin Marietta Materials, Inc.
4.250%, 07/02/2024	980,000	1,044,599
		9,531,139
Real estate - 1.8%
Boston Properties LP
2.750%, 10/01/2026	2,435,000	2,386,302
3.650%, 02/01/2026	1,090,000	1,153,528
Brixmor Operating Partnership LP
4.125%, 06/15/2026	2,755,000	2,856,918
Crown Castle International Corp.
3.400%, 02/15/2021	880,000	921,019
4.450%, 02/15/2026	1,345,000	1,478,046
Crown Castle Towers LLC
3.222%, 05/15/2042 (S)	205,000	211,355
3.663%, 05/15/2025 (S)	2,200,000	2,318,822
6.113%, 01/15/2040 (S)	3,988,000	4,419,699
DDR Corp.
4.250%, 02/01/2026	3,530,000	3,731,669
MPT Operating Partnership LP
5.250%, 08/01/2026	75,000	77,813
Simon Property Group LP
3.300%, 01/15/2026	1,975,000	2,088,466
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)	275,000	289,094
VEREIT Operating Partnership LP
4.600%, 02/06/2024	765,000	795,600
4.875%, 06/01/2026	600,000	634,500
WEA Finance LLC
3.750%, 09/17/2024 (S)	2,010,000	2,113,855
		25,476,686
Telecommunication services - 2.1%
AT&T, Inc.
4.800%, 06/15/2044	2,360,000	2,483,234
GTP Acquisition Partners I LLC
2.350%, 06/15/2020 (S)	2,870,000	2,858,807
SBA Tower Trust
2.898%, 10/15/2044 (S)	1,650,000	1,673,188
3.598%, 04/15/2043 (S)	3,575,000	3,586,988
3.869%, 10/15/2049 (S)	2,895,000	2,985,874
T-Mobile USA, Inc.
6.731%, 04/28/2022	550,000	577,500
Telefonica Emisiones SAU
4.570%, 04/27/2023	150,000	166,821
Verizon Communications, Inc.
4.272%, 01/15/2036	5,495,000	5,736,928
6.400%, 09/15/2033	6,750,000	8,760,717
		28,830,057
Utilities - 0.9%
Duke Energy Corp.
2.650%, 09/01/2026	1,010,000	992,133
3.750%, 09/01/2046	835,000	811,972
Exelon Corp.
2.850%, 06/15/2020	830,000	859,704
Exelon Generation Company LLC
2.950%, 01/15/2020	2,300,000	2,370,382
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (S)	3,065,000	3,288,435
NRG Energy, Inc.
6.625%, 03/15/2023	425,000	429,250

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Sempra Energy
2.850%, 11/15/2020	$1,005,000	$1,040,779
Suburban Propane Partners LP
7.375%, 08/01/2021	55,000	57,200
The Southern Company
2.950%, 07/01/2023	2,025,000	2,095,124
		11,944,979
TOTAL CORPORATE BONDS (Cost $364,557,740)		$385,687,511

MUNICIPAL BONDS - 1.5%
Chicago O’Hare International Airport
(Illinois) 6.395%, 01/01/2040	1,925,000	2,787,246
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,744,754
District of Columbia 5.591%, 12/01/2034	375,000	491,820
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,760,000	1,846,768
Florida State Board of Administration
Finance Corp. 2.163%, 07/01/2019	1,180,000	1,205,830
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,634,430
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	1,230,000	1,870,928
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,465,590
New York City Municipal Water Finance
Authority 5.952%, 06/15/2042	840,000	1,213,422
North Carolina Eastern Municipal
Power Agency
1.561%, 07/01/2017	625,000	626,963
2.003%, 07/01/2018	60,000	60,582
Port Authority of New York & New Jersey
4.458%, 10/01/2062	2,225,000	2,570,787
South Carolina State Public Service
Authority 4.322%, 12/01/2027	1,705,000	1,948,849
State of Oregon 5.892%, 06/01/2027	60,000	77,659
University of California
4.131%, 05/15/2045	495,000	545,738
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	666,755
TOTAL MUNICIPAL BONDS (Cost $17,092,826)		$20,758,121

TERM LOANS (M) - 1.9%
Consumer discretionary - 0.4%
JC Penney Corp., Inc.
5.250%, 06/23/2023	1,391,250	1,395,716
Jo-Ann Stores, Inc. TBD 09/27/2023 (T)	700,000	687,750
Scientific Games International, Inc.
TBD 10/18/2020 (T)	1,400,000	1,403,934
Univision Communications, Inc.
4.000%, 03/01/2020	2,129,766	2,133,429
		5,620,829
Energy - 0.1%
Avago Technologies Cayman Finance, Ltd.
3.524%, 02/01/2023	1,433,778	1,450,109
Financials - 0.3%
Asurion LLC
TBD 03/03/2021 (T)	700,000	695,331
5.000%, 05/24/2019	1,853,902	1,859,315
5.000%, 08/04/2022	703,573	706,915

The accompanying notes are an integral part of the financial statements.
177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Financials (continued)
HUB International, Ltd.
TBD 10/02/2020 (T)	$1,400,000	$1,400,000
		4,661,561
Health care - 0.1%
MPH Acquisition Holdings LLC
5.000%, 06/07/2023	550,144	556,762
Valeant Pharmaceuticals International, Inc.
5.500%, 04/01/2022	1,402,344	1,405,990
		1,962,752
Industrials - 0.3%
C.H.I. Overhead Doors, Inc.
4.500%, 07/29/2022	698,237	698,237
Nord Anglia Education Finance LLC
5.000%, 03/31/2021	721,310	722,667
Uber Technologies, Inc.
5.000%, 07/13/2023	2,100,000	2,110,500
		3,531,404
Information technology - 0.5%
First Data Corp.
4.525%, 03/24/2021	3,264,514	3,287,170
Kronos, Inc.
4.500%, 10/30/2019	2,130,818	2,135,378
Match Group, Inc.
5.500%, 11/16/2022	365,625	367,453
Western Digital Corp.
4.500%, 04/29/2023	1,695,750	1,711,656
		7,501,657
Telecommunication services - 0.2%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	2,123,377	2,016,719
TOTAL TERM LOANS (Cost $26,733,642)		$26,745,031

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.7%
Commercial and residential - 8.0%
225 Liberty Street Trust,
Series 2016-225L, Class A
3.597%, 02/10/2036 (S)	705,000	761,210
Alternative Loan Trust, Series 2005-61,
Class 2A2 0.826%, 12/25/2035 (P)	223,278	176,212
Banc of America Commercial
Mortgage Trust, Series 2006-3,
Class AM 5.946%, 07/10/2044 (P)	2,210,000	1,651,752
Banc of America Funding Trust,
Series 2005-A, Class 5A1
0.739%, 02/20/2035 (P)	147,155	139,293
Banc of America
Mortgage Securities Trust
Series 2005-B, Class 2A1,
3.051%, 03/25/2035 (P)	876,709	791,298
Series 2004-A, Class 2A2,
2.945%, 02/25/2034 (P)	24,519	24,156
Series 2004-D, Class 2A2,
3.260%, 05/25/2034 (P)	10,803	10,686
Series 2004-H, Class 2A2,
2.858%, 09/25/2034 (P)	36,834	35,870
Series 2004-I, Class 3A2,
2.850%, 10/25/2034 (P)	5,468	5,413
Series 2005-J, Class 3A1,
3.073%, 11/25/2035 (P)	603,232	574,665

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns ALT-A Trust, Series 2005-8,
Class 12A1 0.986%, 10/25/2035 (P)	$1,824,282	$1,679,336
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4,
3.192%, 04/10/2048	2,820,000	2,968,408
Series 2015-GC33, Class A4,
3.778%, 09/10/2058	875,000	961,457
Series 2015-GC35, Class A4,
3.818%, 11/10/2048	1,715,000	1,891,613
Series 2015-P1, Class A5,
3.717%, 09/15/2048	970,000	1,063,426
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	7,265,000	7,841,549
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	3,275,000	3,545,759
Series 2015-CR26, Class A4,
3.630%, 08/10/2025	1,150,000	1,245,357
Series 2015-CR26, Class AM,
4.085%, 10/10/2048 (P)	1,340,000	1,453,448
Series 2015-LC21, Class B,
4.312%, 10/07/2048 (P)	1,630,000	1,715,394
Series 2016-CR28, Class AHR,
3.651%, 02/10/2049	1,010,000	1,068,194
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	3,520,000	3,892,105
Series 2014-TWC, Class A,
1.286%, 02/13/2032 (P)(S)	2,135,000	2,130,152
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2015-PC1, Class A2,
3.148%, 07/10/2050	640,000	670,258
Series 2015-PC1, Class AM,
4.290%, 07/10/2050	490,000	534,024
Series 2015-PC1, Class B,
4.443%, 07/10/2050 (P)	825,000	872,957
Commercial Mortgage Trust (Goldman
Sachs & Company/RBS Greenwich
Capital), Series 2007-GG9, Class AM
5.475%, 03/10/2039	2,700,000	2,722,263
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM,
5.700%, 06/15/2039 (P)	835,000	840,388
Series 2015-GLPB, Class A,
3.639%, 11/15/2034 (S)	3,465,000	3,747,266
Series 2015-GLPB, Class B,
3.811%, 11/15/2034 (P)(S)	1,490,000	1,555,405
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	1,015,000	1,113,357
Series 2016-C6, Class A5,
3.090%, 01/15/2049	695,000	726,818
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.846%, 04/25/2035 (P)	906,509	797,817
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A,
1.279%, 09/19/2044 (P)	1,146,615	1,062,277

The accompanying notes are an integral part of the financial statements.
178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
DSLA Mortgage Loan Trust (continued)
Series 2004-AR4, Class 2A1A,
0.799%, 01/19/2045 (P)	$1,003,325	$860,859
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.555%, 09/10/2035 (P)(S)	585,000	633,601
Fosse Master Issuer PLC, Series 2012-1A,
Class 3A1 2.133%, 10/18/2054 (P)(S)	2,471,215	2,486,865
FREMF Mortgage Trust, Series 2015-K46,
Class B 3.819%, 04/25/2048 (P)(S)	490,000	486,737
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
3.463%, 06/19/2035 (P)	202,487	200,526
GS Mortgage Securities Trust
Series 2015-GC34, Class AS,
3.911%, 10/10/2048	455,000	494,502
Series 2015-GC35, Class A4,
3.506%, 10/10/2048	1,450,000	1,562,425
Series 2016-GS2, Class A4,
3.050%, 05/10/2049	775,000	810,220
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1
2.492%, 07/25/2044 (P)(S)	623,053	629,030
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A,
0.656%, 05/19/2035 (P)	463,967	384,768
Series 2006-12, Class 2A2A,
0.629%, 01/19/2038 (P)	706,242	606,482
Holmes Master Issuer PLC,
Series 2012-3A, Class B1
2.828%, 10/15/2054 (P)(S)	2,950,000	2,985,453
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.716%, 10/25/2035 (P)	1,147,764	1,056,334
Series 2005-4, Class A2,
0.776%, 10/25/2035 (P)	1,043,924	965,614
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C24, Class A5,
3.639%, 11/15/2047	625,000	678,587
Series 2015-C28, Class A4,
3.227%, 10/15/2048	4,250,000	4,476,162
Series 2015-C30, Class A2,
3.087%, 07/15/2048	250,000	262,024
Series 2015-C30, Class A5,
3.822%, 07/15/2048	3,905,000	4,290,099
Series 2015-C31, Class A3,
3.801%, 08/15/2048	1,950,000	2,139,875
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.636%, 06/25/2037 (P)	422,276	404,168
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2016-ATRM, Class A,
2.962%, 10/05/2028 (S)	2,135,000	2,162,484
Series 2016-JP3, Class A5,
2.870%, 08/15/2049	2,315,000	2,377,096
Series 2016-JP3, Class B,
3.397%, 09/15/2026 (P)	660,000	678,285
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.746%, 10/25/2035 (P)	1,643,293	1,241,661

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
LB-UBS Commercial Mortgage Trust,
Series 2008-C1, Class A2
6.085%, 04/15/2041 (P)	$1,109,118	$1,157,244
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.786%, 12/25/2035 (P)	1,421,297	1,355,107
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1
2.500%, 04/25/2057 (P)(S)	738,349	742,378
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C24, Class AS,
4.036%, 08/15/2047 (P)	270,000	294,364
Series 2015-C24, Class B,
4.354%, 08/15/2047 (P)	490,000	526,837
Series 2015-C24, Class C,
4.354%, 08/15/2047 (P)	325,000	314,403
Series 2015-C27, Class A4,
3.753%, 12/15/2047	1,285,000	1,416,126
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.681%, 04/15/2049 (P)	736,111	711,997
Series 2007-IQ14, Class AMFX,
5.681%, 04/15/2049 (P)	620,000	599,690
Series 2015-MS1, Class AS,
4.029%, 05/15/2048 (P)	195,000	213,637
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.382%, 04/25/2037 (P)	687,023	575,064
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.000%, 03/25/2054 (P)(S)	2,653,342	2,709,118
Series 2015-5, Class A1B,
2.750%, 05/25/2055 (P)(S)	1,376,218	1,391,084
Series 2016-1, Class A1B,
2.750%, 02/25/2055 (P)(S)	1,228,759	1,242,224
Series 2016-1, Class A3B,
3.000%, 02/25/2055 (P)(S)	1,468,119	1,493,863
Series 2016-2, Class A1A,
2.750%, 08/25/2055 (P)(S)	904,325	916,231
Series 2016-3, Class A1,
2.250%, 08/25/2055 (P)(S)	1,158,883	1,158,264
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.634%, 03/15/2025 (P)	702	746
WaMu Mortgage Pass
Through Certificates
Series 2005-AR12, Class 2A1,
2.628%, 09/25/2035 (P)	247,213	246,228
Series 2005-AR13, Class A1C3,
0.936%, 10/25/2045 (P)	742,917	632,384
Series 2005-AR19, Class A1C3,
0.946%, 12/25/2045 (P)	584,215	504,696
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4,
3.637%, 06/15/2048	1,565,000	1,693,423
Series 2015-LC20, Class C,
4.056%, 04/15/2050 (P)	1,105,000	1,043,619
Series 2015-NSX2, Class C,
4.252%, 07/15/2058 (P)	300,000	284,791
Series 2015-NXS2, Class A2,
3.020%, 07/15/2058	1,070,000	1,113,538

The accompanying notes are an integral part of the financial statements.
179

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial
Mortgage Trust (continued)
Series 2015-NXS2, Class A5,
3.767%, 07/15/2058 (P)	$1,775,000	$1,937,315
Series 2015-NXS2, Class AS,
4.121%, 07/15/2058 (P)	370,000	409,523
Series 2015-NXS2, Class B,
4.252%, 07/15/2058 (P)	550,000	582,196
Series 2015-SG1, Class A4,
3.789%, 12/15/2047	1,675,000	1,829,861
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
1.146%, 03/25/2036 (P)	674,585	565,738
Series 2003-O, Class 5A1,
2.706%, 01/25/2034 (P)	28,397	28,896
WF-RBS Commercial Mortgage Trust,
Series 2013-C18, Class A3
3.651%, 12/15/2046	840,000	890,389
		111,724,414
U.S. Government Agency - 1.7%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
1.135%, 08/01/2028	1,108	967
Series K502, Class A2,
1.426%, 08/25/2017	929,950	931,209
Series K025, Class A1,
1.875%, 04/25/2022	2,288,718	2,311,163
Series 2015-DNA1, Class M2,
2.374%, 10/25/2027 (P)	2,395,000	2,436,307
Series 2015-HQ2, Class M2,
2.396%, 05/25/2025 (P)	1,480,000	1,515,532
Series 2014-HQ2, Class M2,
2.646%, 09/25/2024 (P)	1,385,000	1,427,952
Series 2015-HQ1, Class M2,
2.646%, 03/25/2025 (P)	1,525,000	1,545,189
Series 2016-DNA3, Class M2,
2.670%, 12/25/2028 (P)	625,000	635,469
Series 2015-DN1, Class M2,
2.846%, 01/25/2025 (P)	1,510,891	1,524,124
Series 2015-HQA2, Class M2,
3.246%, 05/25/2028 (P)	1,135,000	1,172,497
Series 2015-DNA3, Class M2,
3.296%, 04/25/2028 (P)	1,450,000	1,494,754
Series 2016-DNA1, Class M2,
3.339%, 07/25/2028 (P)	850,000	878,246
Series 4448, Class JA,
4.000%, 11/15/2036	135,000	144,023
Federal National Mortgage Association
Series 2016-C05, Class 2M1,
1.874%, 01/25/2029 (P)	1,290,677	1,296,050
Series 2016-C01, Class 2M1,
2.546%, 08/25/2028 (P)	3,420,731	3,459,626
Series 2016-C02, Class 1M1,
2.596%, 09/25/2028 (P)	1,384,889	1,404,639
Series 319, Class 2 IO,
6.500%, 02/25/2032	3,376	747
Government National
Mortgage Association
Series 2012-94, Class BI IO,
4.000%, 05/20/2037	1,859,629	228,809

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	$1,648,119	$226,822
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	1,306,787	32,303
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	529,112	17,818
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	526,968	31,205
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	3,303,182	196,256
		22,911,707
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $132,062,071)		$134,636,121

ASSET BACKED SECURITIES - 9.3%
Ally Master Owner Trust, Series 2015-3,
Class A 1.630%, 05/15/2020	8,360,000	8,395,246
AmeriCredit
Automobile Receivables Trust
Series 2016-1, Class A3,
1.810%, 10/08/2020	460,000	462,629
Series 2012-4, Class C,
1.930%, 08/08/2018	527,910	528,587
Ascentium Equipment Receivables Trust,
Series 2015-1A, Class A3
1.610%, 10/13/2020 (S)	782,703	784,643
Avis Budget Rental Car
Funding AESOP LLC
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	5,450,000	5,504,844
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	865,000	873,686
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	8,563	8,553
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%, 12/15/2022	390,000	398,777
Cabela’s Credit Card Master Note Trust,
Series 2012-1A, Class A1
1.630%, 02/18/2020 (S)	2,000,000	2,002,635
Capital Auto Receivables Asset Trust
Series 2014-1, Class C,
2.840%, 04/22/2019	655,000	663,645
Series 2014-2, Class C,
2.410%, 05/20/2019	835,000	842,686
Series 2015-4, Class A4,
2.010%, 07/20/2020	1,640,000	1,654,975
CarMax Auto Owner Trust, Series 2014-1,
Class D 2.430%, 08/17/2020	3,375,000	3,394,522
CCG Receivables Trust, Series 2016-1,
Class A2 1.950%, 09/14/2022 (S)	1,080,000	1,082,776
Chase Funding Trust
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	3,568	3,370
Series 2002-4, Class 2A1,
1.186%, 10/25/2032 (P)	3,961	3,732
Chase Issuance Trust
Series 2015-A2, Class A2,
1.590%, 02/18/2020	1,810,000	1,820,816

The accompanying notes are an integral part of the financial statements.
180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
Series 2016-A2, Class A,
1.370%, 06/15/2021	$1,375,000	$1,378,889
CNH Equipment Trust
Series 2012-D, Class B,
1.270%, 05/15/2020	2,936,000	2,937,023
Series 2016-C, Class A3,
1.440%, 12/15/2021	1,570,000	1,571,237
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
2.051%, 01/25/2034 (P)	1,089,729	1,031,532
DB Master Finance LLC, Series 2015-1A,
Class A2I 3.262%, 02/20/2045 (S)	1,763,150	1,772,318
Discover Card Execution Note Trust,
Series 2016-A3, Class A3
1.850%, 10/16/2023	820,000	826,810
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,101,798	1,133,064
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A
2.530%, 02/25/2027 (S)	774,554	780,115
Enterprise Fleet Financing LLC
Series 2015-1, Class A2,
1.300%, 09/20/2020 (S)	4,129,011	4,120,656
Series 2016-2, Class A2,
1.740%, 02/22/2022 (S)	1,645,000	1,646,814
Ford Credit Auto Owner Trust
Series 2013-B, Class D,
1.820%, 11/15/2019	3,300,000	3,317,388
Series 2014-C, Class A4,
1.560%, 02/15/2020	790,000	792,934
Series 2016-2, Class A,
2.030%, 12/15/2027 (S)	4,930,000	4,972,310
GM Financial Automobile Leasing Trust
Series 2016-2, Class B,
2.970%, 03/20/2020	710,000	712,439
Series 2016-3, Class A3,
1.830%, 12/20/2019	840,000	844,204
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B,
2.260%, 05/17/2021 (S)	510,000	512,444
Series 2016-1, Class C,
2.760%, 05/17/2021 (S)	197,000	197,417
GreatAmerica Leasing Receivables,
Series 2014-1, Class A4
1.470%, 08/15/2020 (S)	1,640,000	1,642,435
GSAA Home Equity Trust
Series 2005-11, Class 2A1,
0.726%, 10/25/2035 (P)	703,750	651,829
Series 2007-7, Class 2A1,
0.480%, 07/25/2037 (P)	1,164,299	1,021,007
GSAA Trust, Series 2005-8, Class A3
0.876%, 06/25/2035 (P)	1,693,344	1,595,290
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	2,472,000	2,293,294
Honda Auto Receivables Owner Trust,
Series 2014-4, Class A4
1.460%, 10/15/2020	630,000	633,276
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A4,
1.660%, 07/15/2019 (S)	2,595,000	2,607,762
Series 2016-C, Class A3,
1.680%, 02/15/2020 (S)	1,675,000	1,675,566

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Kubota Credit Owner Trust
Series 2014-1A, Class A4,
1.670%, 07/15/2020 (S)	$5,075,000	$5,102,619
Series 2016-1A, Class A3,
1.670%, 07/15/2020 (S)	415,000	416,094
MMAF Equipment Finance LLC,
Series 2016-AA, Class A4
1.760%, 01/17/2023 (S)	530,000	532,792
MVW Owner Trust
Series 2013-1A, Class A,
2.150%, 04/22/2030 (S)	475,522	474,649
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	327,248	327,271
Nationstar HECM Loan Trust
Series 2016-1A, Class A,
2.981%, 02/25/2026 (S)	378,731	378,455
Series 2016-3A, Class A,
2.012%, 08/25/2026 (S)	289,295	287,687
Nelnet Student Loan Trust, Series 2008-3,
Class A4 2.279%, 11/25/2024 (P)	1,410,000	1,404,492
Nissan Auto Receivables Owner Trust,
Series 2016-C, Class A3
1.180%, 01/15/2021	680,000	680,053
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	3,495,000	3,502,658
Nordstrom Credit Card Master
Note Trust II, Series 2011-1A, Class A
2.280%, 11/15/2019 (S)	5,085,000	5,088,003
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037 (P)	3,201,926	1,660,044
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	4,365	4,386
Sierra Timeshare
Receivables Funding LLC
Series 2014-3A, Class A,
2.300%, 10/20/2031 (S)	1,235,821	1,238,246
Series 2015-1A, Class A,
2.400%, 03/22/2032 (S)	1,025,502	1,030,331
Series 2015-2A, Class A,
2.430%, 06/20/2032 (S)	1,395,485	1,398,406
Series 2015-3A, Class A,
2.580%, 09/20/2032 (S)	991,689	996,864
SLM Student Loan Trust
Series 2008-4, Class A4,
2.288%, 07/25/2022 (P)	149,052	149,499
Series 2008-5, Class A4,
2.338%, 07/25/2023 (P)	1,660,180	1,669,478
Series 2008-9, Class A,
2.138%, 04/25/2023 (P)	1,188,548	1,191,171
SMART Trust
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	626,695	626,024
Series 2014-1US, Class A4A,
1.680%, 12/14/2019	4,755,000	4,748,443
Series 2015-1US, Class A3A,
1.500%, 09/14/2018	985,000	982,586
SMB Private Education Loan Trust
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	1,385,000	1,410,403

The accompanying notes are an integral part of the financial statements.
181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)		$1,525,000	$1,584,922
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)		1,650,000	1,698,160
Series 2016-A, Class A2A,
2.700%, 05/15/2031 (S)		550,000	560,478
Series 2016-B, Class A2A,
2.600%, 02/17/2032 (S)		1,260,000	1,262,933
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.220%, 01/15/2022		5,465,000	5,560,791
Series 2013-1, Class B,
1.690%, 03/15/2021		3,470,000	3,482,352
Series 2014-1, Class B,
1.810%, 11/15/2020		1,785,000	1,792,144
Series 2014-1, Class C,
1.910%, 11/15/2020		855,000	857,572
Series 2015-1, Class B,
2.640%, 03/15/2023		1,340,000	1,368,056
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)		233,091	237,456
Toyota Auto Receivables Trust,
Series 2016-C, Class A3
1.140%, 08/17/2020		595,000	593,914
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%, 06/15/2021		2,010,000	2,024,311
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)		3,583,800	3,599,619
Wheels SPV LLC, Series 2015-1A,
Class A2 1.270%, 04/22/2024 (S)		816,098	816,211
TOTAL ASSET BACKED SECURITIES (Cost $130,171,538)			$129,833,748

SHORT-TERM INVESTMENTS - 7.4%
Certificate of deposit - 0.3%
Credit Suisse AG
1.645%, 09/12/2017*		3,515,000	3,515,000
Commercial paper - 0.3%
AXA Financial, Inc.
1.620%, 08/30/2017*		2,905,000	2,866,674
Ford Motor Credit Company LLC
1.750%, 09/01/2017*		1,770,000	1,744,840
			4,611,514
Foreign government - 0.3%
Japan Treasury Discount Bill, 0.000%
11/28/2016*	JPY	350,000,000	3,452,905
Money market funds - 6.4%
T. Rowe Price Prime Reserve
Fund, 0.3208% (Y)		88,870,097	$88,870,097
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 09/30/2016 at
0.000% to be repurchased at $221,542
on 10/03/2016, collateralized by
$222,700 U.S. Treasury Notes, 1.500%
due 08/31/2018 (valued at $225,710,
including interest)		$221,542	$221,542

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State
Street Corp. dated 09/30/2016 at
0.030% to be repurchased at $1,824,005
on 10/03/2016, collateralized by
$1,690,000 U.S. Treasury Notes,
3.500% due 05/15/2020 (valued at
$1,863,225 including interest)	$1,824,000	$1,824,000
		2,045,542
TOTAL SHORT-TERM INVESTMENTS (Cost $102,468,912)		$102,495,058
Total Investments (New Income Trust)
(Cost $1,393,667,749) - 103.4%		$1,439,941,895
Other assets and liabilities, net - (3.4%)		(46,931,220)
TOTAL NET ASSETS - 100.0%		$1,393,010,675

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.1%
Real estate - 99.1%
Equity real estate investment trusts - 99.1%
Diversified REITs - 7.8%
BGP Holdings PLC (I)	194,291	$12,441
Empire State Realty Trust, Inc., Class A	130,701	2,738,186
Spirit Realty Capital, Inc.	715,506	9,537,695
STORE Capital Corp.	282,996	8,339,892
VEREIT, Inc.	1,041,924	10,804,752
Washington Real Estate Investment Trust	60,223	1,874,140
		33,307,106
Health care REITs - 10.9%
HCP, Inc.	266,560	10,115,952
Healthcare Trust of America, Inc., Class A	218,402	7,124,273
Senior Housing Properties Trust	243,857	5,537,992
Ventas, Inc.	269,014	19,000,459
Welltower, Inc.	65,258	4,879,341
		46,658,017
Hotel and resort REITs - 4.5%
DiamondRock Hospitality Company	510,767	4,647,980
LaSalle Hotel Properties	199,404	4,759,773
Pebblebrook Hotel Trust	110,625	2,942,625
Sunstone Hotel Investors, Inc.	555,735	7,107,851
		19,458,229
Industrial REITs - 9.2%
Duke Realty Corp.	319,175	8,723,053
Prologis, Inc.	435,235	23,302,482
Rexford Industrial Realty, Inc.	321,876	7,367,742
		39,393,277
Office REITs - 12.3%
Alexandria Real Estate Equities, Inc.	80,178	8,720,961
Boston Properties, Inc.	50,107	6,829,083
Corporate Office Properties Trust	80,363	2,278,291
Douglas Emmett, Inc.	203,692	7,461,238
Equity Commonwealth (I)	20,715	626,007
Hudson Pacific Properties, Inc.	84,019	2,761,705
Paramount Group, Inc.	267,091	4,377,621

The accompanying notes are an integral part of the financial statements.
182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Piedmont Office Realty Trust, Inc., Class A	73,287	$1,595,458
Vornado Realty Trust	175,476	17,759,926
		52,410,290
Residential REITs - 14.3%
American Campus Communities, Inc.	114,044	5,801,418
AvalonBay Communities, Inc.	40,737	7,244,668
Camden Property Trust	82,420	6,901,851
Equity LifeStyle Properties, Inc.	84,221	6,500,177
Equity Residential	354,726	22,819,524
Mid-America Apartment Communities, Inc.	68,182	6,408,426
Post Properties, Inc.	64,528	4,267,237
Silver Bay Realty Trust Corp.	59,136	1,036,654
		60,979,955
Retail REITs - 23.2%
Agree Realty Corp.	122,320	6,047,501
Brixmor Property Group, Inc.	376,081	10,451,291
DDR Corp.	283,143	4,935,182
Equity One, Inc.	162,581	4,976,604
General Growth Properties, Inc.	329,051	9,081,808
Kite Realty Group Trust	114,585	3,176,296
Pennsylvania Real Estate Investment Trust	145,868	3,359,340
Regency Centers Corp.	73,168	5,669,788
Retail Properties of America, Inc., Class A	115,074	1,933,243
Simon Property Group, Inc.	182,083	37,693,002
The Macerich Company	58,505	4,731,299
Urban Edge Properties	257,159	7,236,454
		99,291,808
Specialized REITs - 16.9%
CoreSite Realty Corp.	46,635	3,452,855
Crown Castle International Corp.	58,715	5,531,540
CubeSmart	215,445	5,873,031
Digital Realty Trust, Inc.	49,541	4,811,422
DuPont Fabros Technology, Inc.	157,658	6,503,393
Equinix, Inc.	42,439	15,288,650
Four Corners Property Trust, Inc.	226,483	4,830,882
Medical Properties Trust, Inc.	461,380	6,814,583
Public Storage	85,596	19,099,891
		72,206,247
TOTAL COMMON STOCKS (Cost $408,508,449)		$423,704,929

SHORT-TERM INVESTMENTS - 0.4%
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $1,834,005 on 10/03/2016,
collateralized by $1,845,000 U.S. Treasury
Notes, 1.500% due 08/31/2018 (valued at
$1,869,937, including interest)	$1,834,000	$1,834,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,834,000)		$1,834,000
Total Investments (Real Estate Securities Trust)
(Cost $410,342,449) - 99.5%		$425,538,929
Other assets and liabilities, net - 0.5%		2,081,702
TOTAL NET ASSETS - 100.0%		$427,620,631

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.6%
Consumer discretionary - 20.2%
Automobiles - 0.6%
Tesla Motors, Inc. (I)(L)	15,873	$3,238,568
Household durables - 1.0%
Garmin, Ltd. (L)	106,867	5,141,371
Internet and direct marketing retail - 13.5%
Amazon.com, Inc. (I)	52,385	43,862,484
Ctrip.com International, Ltd., ADR (I)	61,300	2,854,741
Etsy, Inc. (I)	16,500	235,620
Expedia, Inc.	26,253	3,064,250
Flipkart, Ltd. (I)(R)	490	59,579
JD.com, Inc., ADR (I)(L)	106,073	2,767,445
Netflix, Inc. (I)	3,365	331,621
The Priceline Group, Inc. (I)	10,084	14,838,505
Vipshop Holdings, Ltd., ADR (I)(L)	340,590	4,996,455
		73,010,700
Media - 5.1%
Comcast Corp., Class A	28,394	1,883,658
Liberty Global PLC LiLAC, Series C (I)	28,307	794,011
Liberty Global PLC, Series C (I)	275,917	9,116,298
News Corp., Class A	379,900	5,311,002
The Walt Disney Company	62,300	5,785,178
Twenty-First Century Fox, Inc., Class A	204,400	4,950,568
		27,840,715
		109,231,354
Health care - 1.7%
Biotechnology - 0.3%
Grifols SA, ADR	116,900	1,866,893
Health care equipment and supplies - 0.4%
Intuitive Surgical, Inc. (I)	2,900	2,102,007
Health care technology - 0.7%
Veeva Systems, Inc., Class A (I)	84,686	3,495,838
Life sciences tools and services - 0.3%
Agilent Technologies, Inc.	34,900	1,643,441
		9,108,179
Industrials - 0.9%
Aerospace and defense - 0.9%
The Boeing Company	39,000	5,137,860
Information technology - 68.2%
Communications equipment - 3.4%
Cisco Systems, Inc.	506,585	16,068,876
Palo Alto Networks, Inc. (I)	15,135	2,411,460
		18,480,336
Electronic equipment, instruments and components - 1.7%
CDW Corp.	9,366	428,307
Control4 Corp. (I)	32,300	396,644
Corning, Inc.	161,165	3,811,552
TE Connectivity, Ltd.	71,900	4,628,922
Tech Data Corp. (I)	1,580	133,842
		9,399,267
Internet software and services - 19.8%
58.com, Inc., ADR (I)(L)	183,300	8,736,078
Alibaba Group Holding, Ltd., ADR (I)	68,655	7,263,012
Alphabet, Inc., Class A (I)	13,262	10,663,444
Alphabet, Inc., Class C (I)	18,715	14,546,982
Angie’s List, Inc. (I)(L)	82,893	821,470
Baidu, Inc., ADR (I)	10,150	1,848,011

The accompanying notes are an integral part of the financial statements.
183

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PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Dropbox, Inc., Class B (I)(R)	7,441	$98,370
Facebook, Inc., Class A (I)	210,610	27,014,945
LinkedIn Corp., Class A (I)	39,213	7,494,389
MercadoLibre, Inc.	14,082	2,604,748
NetEase, Inc., ADR	14,526	3,497,570
Quotient Technology, Inc. (I)(L)	38,522	512,728
Tencent Holdings, Ltd.	447,800	12,449,742
VeriSign, Inc. (I)(L)	26,711	2,089,869
Yahoo!, Inc. (I)	179,400	7,732,140
		107,373,498
IT services - 7.1%
Accenture PLC, Class A	4,719	576,520
Amadeus IT Group SA	33,184	1,656,309
Automatic Data Processing, Inc.	9,023	795,829
Cognizant Technology
Solutions Corp., Class A (I)	38,779	1,850,146
Computer Sciences Corp.	39,043	2,038,435
Fidelity National Information Services, Inc.	63,145	4,864,059
Fiserv, Inc. (I)	4,215	419,266
Global Payments, Inc.	43,875	3,367,845
Mastercard, Inc.	43,829	4,460,477
PayPal Holdings, Inc. (I)	102,800	4,211,716
Sabre Corp.	157,460	4,437,223
Total System Services, Inc.	856	40,360
Visa, Inc., Class A	116,490	9,633,723
		38,351,908
Semiconductors and semiconductor equipment - 12.1%
Applied Materials, Inc.	252,485	7,612,423
Broadcom, Ltd.	46,348	7,995,957
Cypress Semiconductor Corp.	159,225	1,936,176
Infineon Technologies AG	164,751	2,937,759
Lam Research Corp.	60,468	5,726,924
Marvell Technology Group, Ltd.	175,265	2,325,767
Maxim Integrated Products, Inc.	21,580	861,689
Microchip Technology, Inc.	80,800	5,020,912
Micron Technology, Inc. (I)	400,505	7,120,979
Microsemi Corp. (I)	102,005	4,282,170
NXP Semiconductors NV (I)	92,720	9,458,366
QUALCOMM, Inc.	33,012	2,261,322
SK Hynix, Inc.	167,555	6,150,930
Skyworks Solutions, Inc.	20,279	1,544,043
STR Holdings, Inc. (I)	65,100	14,322
		65,249,739
Software - 16.6%
Activision Blizzard, Inc.	51,300	2,272,590
Adobe Systems, Inc. (I)	35,728	3,877,917
Dell Technologies, Inc., Class V (I)	626	29,923
Electronic Arts, Inc. (I)	38,961	3,327,269
Fortinet, Inc. (I)	5,582	206,143
Imperva, Inc. (I)	11,967	642,748
Interactive Intelligence Group, Inc. (I)	21,344	1,283,628
Intuit, Inc.	44,562	4,902,266
Microsoft Corp.	475,955	27,415,008
Oracle Corp.	68,789	2,702,032
Paycom Software, Inc. (I)	73,895	3,704,356
Proofpoint, Inc. (I)	44,928	3,362,861
Red Hat, Inc. (I)	183,100	14,799,973
salesforce.com, Inc. (I)	130,759	9,327,039
SAP SE, ADR	20,665	1,888,988
ServiceNow, Inc. (I)	19,485	1,542,238
Tableau Software, Inc., Class A (I)	62,575	3,458,520

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (I)	40,075	$3,674,477
Zendesk, Inc. (I)	46,245	1,420,184
		89,838,160
Technology hardware, storage and peripherals - 7.5%
Apple, Inc.	115,161	13,018,951
Hewlett Packard Enterprise Company	354,605	8,067,264
HP, Inc.	212,265	3,296,475
NetApp, Inc.	113,785	4,075,779
Pure Storage, Inc., Class A (I)(L)	73,266	992,754
Quanta Computer, Inc.	640,000	1,341,244
Samsung Electronics Company, Ltd.	4,324	6,299,039
Stratasys, Ltd. (I)(L)	45,945	1,106,815
Western Digital Corp.	36,068	2,108,896
		40,307,217
		369,000,125
Real estate - 0.4%
Equity real estate investment trusts - 0.4%
American Tower Corp.	17,135	1,941,910
Crown Castle International Corp.	2,760	260,020
		2,201,930
		2,201,930
Telecommunication services - 1.2%
Wireless telecommunication services - 1.2%
SoftBank Group Corp.	102,500	6,642,878
TOTAL COMMON STOCKS (Cost $425,574,841)		$501,322,326

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.1%
Internet and direct marketing retail - 0.1%
Flipkart, Ltd., Series A (I)(R)	168	20,427
Flipkart, Ltd., Series C (I)(R)	295	35,869
Flipkart, Ltd., Series E (I)(R)	549	66,753
Flipkart, Ltd., Series G (I)(R)	3,152	383,252
		506,301
		506,301
Information technology - 0.6%
Internet software and services - 0.5%
Airbnb, Inc., Series E (I)(R)	8,624	905,520
Dropbox, Inc., Series A (I)(R)	9,241	122,166
Dropbox, Inc., Series A1 (I)(R)	89,006	1,176,659
Xiaoju Kuaizhi, Inc. (I)(R)	9,513	363,654
		2,567,999
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	21,227	442,158
		3,010,157
TOTAL PREFERRED SECURITIES (Cost $2,754,715)		$3,516,458

CORPORATE BONDS - 0.3%
Information technology - 0.3%
Western Digital Corp.
10.500%, 04/01/2024 (S)	$1,539,000	$1,787,164
TOTAL CORPORATE BONDS (Cost $1,523,240)		$1,787,164

The accompanying notes are an integral part of the financial statements.
184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 3.5%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	1,879,100	$18,803,407
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,803,389)		$18,803,407

SHORT-TERM INVESTMENTS - 7.2%
Money market funds - 6.0%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	500,000	$500,000
T. Rowe Price Prime Reserve
Fund, 0.3208% (Y)	31,800,208	31,800,208
		32,300,208
Repurchase agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $6,730,017 on 10/03/2016,
collateralized by $6,755,000 U.S. Treasury
Notes, 1.375% due 02/29/2020 (valued at
$6,864,769, including interest)	$6,730,000	$6,730,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,030,208)		$39,030,208
Total Investments (Science & Technology Trust)
(Cost $487,686,393) - 104.3%		$564,459,563
Other assets and liabilities, net - (4.3%)		(23,109,590)
TOTAL NET ASSETS - 100.0%		$541,349,973

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 93.8%
U.S. Government - 25.6%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$7,465,000	$7,459,335
0.750%, 03/31/2018	5,130,000	5,131,200
0.875%, 01/31/2018 to 07/15/2018	24,300,000	24,347,368
1.000%, 03/15/2019	6,680,000	6,705,050
1.125%, 06/30/2021	6,785,000	6,777,577
1.250%, 03/31/2021	6,695,000	6,730,042
1.375%, 09/30/2020	4,515,000	4,568,792
1.625%, 06/30/2020	23,595,000	24,110,220
		85,829,584
U.S. Government Agency - 68.2%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	10,005,000	9,997,496
1.750%, 06/15/2020	6,225,000	6,338,637
5.125%, 04/19/2017 (S)	26,318,000	26,954,396
Federal Farm Credit Bank
0.900%, 12/26/2017	2,890,000	2,888,572
1.080%, 07/05/2019	6,255,000	6,255,006
1.240%, 11/13/2018	8,060,000	8,060,000
1.290%, 07/13/2020	5,210,000	5,195,037
1.440%, 08/16/2021	6,720,000	6,698,892
1.680%, 04/05/2021	6,110,000	6,111,595
Federal Home Loan Bank
1.125%, 10/11/2019	6,255,000	6,242,377
1.150%, 06/22/2018	6,790,000	6,795,609

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
1.550%, 10/26/2020	$5,825,000	$5,824,062
1.700%, 04/26/2021	6,250,000	6,250,013
Federal Home Loan Mortgage Corp.
1.000%, 05/25/2018	6,265,000	6,265,200
1.150%, 09/14/2018	8,255,000	8,255,017
1.250%, 07/26/2019	5,210,000	5,210,115
1.300%, 08/23/2019	8,400,000	8,401,991
3.000%, 07/01/2030	3,036,424	3,204,183
5.500%, 07/01/2040	2,227,758	2,576,454
7.000%, 04/01/2018 to 04/01/2032	2,206	2,449
Federal National Mortgage Association
1.000%, 12/28/2017	4,250,000	4,251,122
1.125%, 07/20/2018	2,400,000	2,412,034
1.250%, 08/23/2019	8,255,000	8,257,592
1.375%, 02/26/2021	3,550,000	3,573,412
2.500%, 10/01/2027	2,235,676	2,316,764
3.000%, 03/01/2028 to 03/01/2031	27,702,732	29,247,730
3.500%, 12/01/2025	1,219,778	1,288,897
5.500%, 03/01/2035 to 08/01/2040	1,924,627	2,192,102
6.500%, 01/01/2039	1,006,869	1,173,563
7.000%, 08/01/2025 to 01/01/2029	2,728	3,196
7.500%, 01/01/2031	667	808
8.000%, 10/01/2024 to 01/01/2031	1,753	2,105
Government National Mortgage Association
7.500%, 01/15/2027 to 03/15/2027	368	437
Tennessee Valley Authority
1.750%, 10/15/2018	5,270,000	5,358,889
3.875%, 02/15/2021	14,795,000	16,411,990
4.500%, 04/01/2018	8,929,000	9,409,362
5.500%, 07/18/2017	4,598,000	4,772,710
		228,199,814
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $312,135,691)		$314,029,398

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.9%
U.S. Government Agency - 3.9%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	14,733	14,779
Series 4482, Class MA, 2.000%, 04/15/2031	1,153,380	1,170,624
Series K017, Class X1 IO,
1.523%, 12/25/2021	24,886,478	1,456,944
Series K018, Class X1 IO,
1.544%, 01/25/2022	4,639,354	275,900
Series K022, Class X1 IO,
1.398%, 07/25/2022	12,076,396	727,026
Series K026, Class X1 IO,
1.157%, 11/25/2022	5,703,976	294,730
Series K030, Class X1 IO,
0.329%, 04/25/2023	147,840,565	1,803,093
Series K038, Class X1 IO,
1.345%, 03/25/2024	8,661,681	620,172
Series K704, Class X1 IO,
2.118%, 08/25/2018	17,769,079	522,342
Series K706, Class X1 IO,
1.699%, 10/25/2018	5,760,850	155,411
Series K707, Class X1 IO,
1.668%, 12/25/2018	4,819,093	136,262
Series K709, Class X1 IO,
1.652%, 03/25/2019	6,394,775	199,788

The accompanying notes are an integral part of the financial statements.
185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K710, Class X1 IO,
1.892%, 05/25/2019	$4,981,467	$186,893
Series K711, Class X1 IO,
1.817%, 07/25/2019	7,595,477	297,164
Series K718, Class X1 IO,
0.770%, 01/25/2022	21,093,041	606,952
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	2,485,728	2,619,347
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,647,093	1,755,376
Government National Mortgage Association,
Series 2012-114, Class IO
0.874%, 01/16/2053	3,219,991	206,299
		13,049,102
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $12,808,628)		$13,049,102

SHORT-TERM INVESTMENTS - 0.7%
Repurchase agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2016 at 0.420% to be
repurchased at $1,032,036 on 10/03/2016,
collateralized by $1,014,700 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2021 (valued at $1,052,691,
including interest)	1,032,000	1,032,000
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $1,433,004 on 10/03/2016,
collateralized by $1,330,000 U.S. Treasury
Notes, 3.500% due 05/15/2020 (valued at
$1,466,325, including interest)	1,433,000	1,433,000
		2,465,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,465,000)		$2,465,000
Total Investments (Short Term Government Income Trust)
(Cost $327,409,319) - 98.4%		$329,543,500
Other assets and liabilities, net - 1.6%		5,414,887
TOTAL NET ASSETS - 100.0%		$334,958,387

Small Cap Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.4%
Consumer discretionary - 12.7%
Auto components - 0.8%
Fox Factory Holding Corp. (I)	144,305	$3,314,690
Hotels, restaurants and leisure - 6.4%
ClubCorp Holdings, Inc.	445,852	6,451,478
Jack in the Box, Inc.	39,083	3,749,623
Panera Bread Company, Class A (I)	43,369	8,444,812
Planet Fitness, Inc., Class A (I)(L)	242,300	4,862,961
Wingstop, Inc. (L)	84,632	2,479,718
		25,988,592

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail - 2.6%
Dick’s Sporting Goods, Inc.	56,492	$3,204,226
DSW, Inc., Class A	140,866	2,884,936
Five Below, Inc. (I)	32,739	1,319,054
Monro Muffler Brake, Inc.	52,681	3,222,497
		10,630,713
Textiles, apparel and luxury goods - 2.9%
G-III Apparel Group, Ltd. (I)	54,088	1,576,665
Kate Spade & Company (I)	221,573	3,795,545
Steven Madden, Ltd. (I)	179,299	6,196,573
		11,568,783
		51,502,778
Consumer staples - 1.3%
Beverages - 0.1%
MGP Ingredients, Inc.	13,192	534,540
Food products - 1.2%
Greencore Group PLC	531,779	2,311,394
Post Holdings, Inc. (I)	29,860	2,304,296
		4,615,690
		5,150,230
Energy - 2.6%
Energy equipment and services - 0.6%
Patterson-UTI Energy, Inc.	114,868	2,569,597
Oil, gas and consumable fuels - 2.0%
QEP Resources, Inc.	183,111	3,576,158
WPX Energy, Inc. (I)	341,221	4,500,705
		10,646,460
Financials - 5.9%
Banks - 1.9%
Sterling Bancorp	202,392	3,541,860
United Community Banks, Inc.	203,074	4,268,615
		7,810,475
Capital markets - 1.2%
MarketAxess Holdings, Inc.	9,463	1,566,978
WisdomTree Investments, Inc. (L)	318,161	3,273,877
		4,840,855
Insurance - 1.4%
Assurant, Inc.	36,104	3,330,594
First American Financial Corp.	63,704	2,502,293
		5,832,887
Mortgage real estate investment trusts - 1.4%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	236,583	5,528,945
		24,013,162
Health care - 20.7%
Biotechnology - 8.6%
Alder Biopharmaceuticals, Inc. (I)(L)	83,077	2,722,433
ARIAD Pharmaceuticals, Inc. (I)(L)	228,987	3,134,832
Bluebird Bio, Inc. (I)(L)	49,369	3,346,231
Coherus Biosciences, Inc. (I)(L)	57,602	1,542,582
Five Prime Therapeutics, Inc. (I)	78,609	4,126,186
Galapagos NV, ADR (I)(L)	52,962	3,424,523
Global Blood Therapeutics, Inc. (I)(L)	77,117	1,777,547
Ironwood Pharmaceuticals, Inc. (I)	158,095	2,510,549
Novavax, Inc. (I)(L)	395,636	822,923
Otonomy, Inc. (I)	105,723	1,923,101

The accompanying notes are an integral part of the financial statements.
186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Portola Pharmaceuticals, Inc. (I)	60,823	$1,381,290
PTC Therapeutics, Inc. (I)(L)	69,336	971,397
TESARO, Inc. (I)(L)	45,914	4,602,419
Ultragenyx Pharmaceutical, Inc. (I)	35,629	2,527,521
		34,813,534
Health care equipment and supplies - 7.5%
Align Technology, Inc. (I)	68,641	6,435,094
DexCom, Inc. (I)	54,739	4,798,421
Globus Medical, Inc., Class A (I)	121,000	2,730,970
Inogen, Inc. (I)	57,694	3,455,871
Insulet Corp. (I)	203,102	8,314,996
Nevro Corp. (I)(L)	46,007	4,802,671
		30,538,023
Health care providers and services - 1.5%
Acadia Healthcare Company, Inc. (I)	121,090	6,000,010
Health care technology - 1.0%
Veeva Systems, Inc., Class A (I)	95,245	3,931,714
Life sciences tools and services - 0.4%
Patheon NV (I)	55,524	1,645,176
Pharmaceuticals - 1.7%
Aerie Pharmaceuticals, Inc. (I)	114,883	4,335,684
Intersect ENT, Inc. (I)	111,402	1,764,608
MyoKardia, Inc. (I)	45,400	741,836
		6,842,128
		83,770,585
Industrials - 13.4%
Aerospace and defense - 1.3%
Astronics Corp. (I)	68,167	3,070,923
HEICO Corp., Class A	36,078	2,183,080
		5,254,003
Building products - 2.4%
Advanced Drainage Systems, Inc.	210,494	5,064,486
Masonite International Corp. (I)	75,176	4,673,692
		9,738,178
Electrical equipment - 0.2%
Generac Holdings, Inc. (I)(L)	18,383	667,303
Machinery - 2.8%
Altra Industrial Motion Corp. (L)	161,231	4,670,862
The Middleby Corp. (I)	53,319	6,591,295
		11,262,157
Marine - 1.0%
Kirby Corp. (I)	64,010	3,978,862
Professional services - 0.8%
WageWorks, Inc. (I)	50,801	3,094,289
Road and rail - 3.0%
Knight Transportation, Inc.	259,769	7,452,773
Swift Transportation Company (I)(L)	226,707	4,867,399
		12,320,172
Trading companies and distributors - 1.9%
Applied Industrial Technologies, Inc.	94,730	4,427,680
WESCO International, Inc. (I)	54,536	3,353,419
		7,781,099
		54,096,063

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 31.7%
Communications equipment - 0.6%
Arista Networks, Inc. (I)(L)	28,600	$2,433,288
Electronic equipment, instruments and components - 0.3%
Coherent, Inc. (I)	11,110	1,228,099
Internet software and services - 8.5%
2U, Inc. (I)	57,558	2,203,896
CoStar Group, Inc. (I)	25,964	5,621,985
Envestnet, Inc. (I)	102,774	3,746,112
Five9, Inc. (I)	141,330	2,216,054
GoDaddy, Inc., Class A (I)(L)	158,200	5,462,646
Just Eat PLC (I)	420,368	2,914,569
Mimecast, Ltd. (I)	112,100	2,144,473
Stamps.com, Inc. (I)(L)	32,470	3,068,740
Wix.com, Ltd. (I)	74,473	3,234,362
Zillow Group, Inc., Class C (I)(L)	113,421	3,930,038
		34,542,875
IT services - 5.9%
EPAM Systems, Inc. (I)	42,813	2,967,369
InterXion Holding NV (I)	106,102	3,843,014
MAXIMUS, Inc.	55,855	3,159,159
Virtusa Corp. (I)	54,561	1,346,565
WEX, Inc. (I)	55,069	5,952,408
WNS Holdings, Ltd., ADR (I)	219,840	6,584,208
		23,852,723
Semiconductors and semiconductor equipment - 1.9%
Entegris, Inc. (I)	172,501	3,004,967
MACOM Technology
Solutions Holdings, Inc. (I)	72,913	3,087,136
Mellanox Technologies, Ltd. (I)	17,716	766,217
SunPower Corp. (I)(L)	68,107	607,514
		7,465,834
Software - 14.5%
Atlassian Corp. PLC, Class A (I)	100,039	2,998,169
BroadSoft, Inc. (I)	94,666	4,406,702
CommVault Systems, Inc. (I)	49,203	2,614,155
Ellie Mae, Inc. (I)	18,043	1,899,928
Fair Isaac Corp.	56,655	7,058,646
Gigamon, Inc. (I)	91,160	4,995,568
Guidewire Software, Inc. (I)	54,167	3,248,937
HubSpot, Inc. (I)	78,829	4,542,127
Paylocity Holding Corp. (I)(L)	122,103	5,428,699
Proofpoint, Inc. (I)	66,060	4,944,591
SS&C Technologies Holdings, Inc.	165,710	5,327,577
Telogis, Inc. (I)(R)	473,646	1,364,100
The Ultimate Software Group, Inc. (I)	17,341	3,544,327
Tyler Technologies, Inc. (I)	14,600	2,499,958
Zendesk, Inc. (I)	125,404	3,851,157
		58,724,641
		128,247,460
Materials - 2.9%
Chemicals - 1.2%
Platform Specialty Products Corp. (I)(L)	583,036	4,728,422
Construction materials - 1.7%
Headwaters, Inc. (I)	419,862	7,104,065
		11,832,487
Real estate - 3.3%
Equity real estate investment trusts - 1.0%
CoreSite Realty Corp.	55,758	4,128,322

The accompanying notes are an integral part of the financial statements.
187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development - 2.3%
FirstService Corp.	56,412	$2,633,312
Kennedy-Wilson Holdings, Inc.	285,212	6,431,531
		9,064,843
		13,193,165
Telecommunication services - 0.9%
Diversified telecommunication services - 0.9%
ORBCOMM, Inc. (I)	331,871	3,401,678
TOTAL COMMON STOCKS (Cost $349,698,979)		$385,854,068

PREFERRED SECURITIES - 3.7%
Consumer discretionary - 0.2%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	26,954	946,894
Information technology - 3.5%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	65,609	1,758,977
Internet software and services - 0.3%
DocuSign, Inc., Series B (I)(R)	2,936	56,342
DocuSign, Inc., Series B1 (I)(R)	880	16,887
DocuSign, Inc., Series D (I)(R)	2,110	40,491
DocuSign, Inc., Series E (I)(R)	45,691	876,810
		990,530
Software - 2.8%
Cloudera, Inc., Series F (I)(R)	79,228	1,650,319
DraftKings, Inc., Series D (I)(R)	100,673	384,571
DraftKings, Inc., Series D1 (I)(R)	90,109	457,754
MarkLogic Corp., Series F (I)(R)	153,423	1,416,094
Nutanix, Inc. (I)	87,010	2,977,917
Telogis, Inc. (I)(R)	645,027	2,554,307
Zuora, Inc., Series F (I)(R)	403,708	1,784,389
		11,225,351
		13,974,858
TOTAL PREFERRED SECURITIES (Cost $11,412,144)		$14,921,752

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 11.6%
John Hancock Collateral Trust,
0.6548% (W)(Y)	4,680,967	$46,840,565
TOTAL SECURITIES LENDING
COLLATERAL (Cost $46,838,833)		$46,840,565

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Societe Generale SA Tri-Party Repurchase
Agreement dated 09/30/2016 at 0.470% to
be repurchased at $1,300,051 on
10/03/2016, collateralized by $861,328
Federal Home Loan Mortgage Corp.,
2.669% due 01/01/2035 (valued at
$917,532, including interest) and by
$389,571 Federal National Mortgage
Association, 2.954% due 05/01/2040 (valued
at $408,468, including interest)	$1,300,000	$1,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,000)		$1,300,000
Total Investments (Small Cap Growth Trust)
(Cost $409,249,956) - 111.0%		$448,916,385
Other assets and liabilities, net - (11.0%)		(44,536,972)
TOTAL NET ASSETS - 100.0%		$404,379,413

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.8%
Consumer discretionary - 12.0%
Auto components - 1.2%
American Axle &
Manufacturing Holdings, Inc. (I)	19,334	$332,931
Cooper Tire & Rubber Company	13,773	523,649
Cooper-Standard Holding, Inc. (I)	3,717	367,240
Dana, Inc.	37,705	587,821
Dorman Products, Inc. (I)	6,664	425,830
Drew Industries, Inc.	5,958	584,003
Federal-Mogul Holdings Corp. (I)	8,163	78,446
Fox Factory Holding Corp. (I)	5,879	135,041
Gentherm, Inc. (I)	9,342	293,526
Horizon Global Corp. (I)	4,913	97,916
Metaldyne Performance Group, Inc.	4,123	65,350
Modine Manufacturing Company (I)	12,333	146,269
Motorcar Parts of America, Inc. (I)	4,766	137,165
Spartan Motors, Inc.	8,910	85,358
Standard Motor Products, Inc.	5,407	258,238
Stoneridge, Inc. (I)	6,902	126,997
Strattec Security Corp.	1,117	39,430
Superior Industries International, Inc.	6,275	182,979
Tenneco, Inc. (I)	14,194	827,084
Tower International, Inc.	5,313	128,043
		5,423,316
Automobiles - 0.0%
Winnebago Industries, Inc.	6,782	159,852
Distributors - 0.1%
Core-Mark Holding Company, Inc.	11,526	412,631
Weyco Group, Inc.	2,097	56,346
		468,977

The accompanying notes are an integral part of the financial statements.
188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services - 0.9%
American Public Education, Inc. (I)	4,121	$81,637
Apollo Education Group, Inc. (I)	21,940	174,423
Ascent Capital Group, Inc., Class A (I)	2,774	64,274
Bridgepoint Education, Inc. (I)	5,137	35,291
Bright Horizons Family Solutions, Inc. (I)	10,965	733,449
Capella Education Company	2,882	167,271
Career Education Corp. (I)	17,284	117,358
Carriage Services, Inc.	3,812	90,154
Chegg, Inc. (I)(L)	21,201	150,315
Collectors Universe, Inc.	2,377	44,046
DeVry Education Group, Inc.	15,857	365,662
Education Management Corp. (I)	5,432	33
Grand Canyon Education, Inc. (I)	11,368	459,154
Houghton Mifflin Harcourt Company (I)	31,561	423,233
K12, Inc. (I)	8,961	128,590
LifeLock, Inc. (I)(L)	21,432	362,629
Regis Corp. (I)	9,696	121,685
Sotheby’s (L)	13,251	503,803
Strayer Education, Inc. (I)	2,730	127,436
Weight Watchers International, Inc. (I)(L)	7,311	75,450
		4,225,893
Hotels, restaurants and leisure - 2.8%
Belmond, Ltd., Class A (I)	21,245	270,024
Biglari Holdings, Inc. (I)	257	112,057
BJ’s Restaurants, Inc. (I)	5,938	211,096
Bloomin’ Brands, Inc.	28,854	497,443
Bob Evans Farms, Inc.	5,068	194,104
Bojangles’, Inc. (I)(L)	2,830	45,167
Boyd Gaming Corp. (I)	20,824	411,899
Buffalo Wild Wings, Inc. (I)	4,773	671,752
Caesars Acquisition Company, Class A (I)	12,182	151,300
Caesars Entertainment Corp. (I)(L)	14,770	110,037
Carrols Restaurant Group, Inc. (I)	8,871	117,186
Century Casinos, Inc. (I)	6,717	46,414
Churchill Downs, Inc.	3,385	495,395
Chuy’s Holdings, Inc. (I)	4,222	117,963
ClubCorp Holdings, Inc.	16,637	240,737
Cracker Barrel Old Country Store, Inc. (L)	4,807	635,582
Dave & Buster’s Entertainment, Inc. (I)	9,567	374,835
Del Frisco’s Restaurant Group, Inc. (I)	6,501	87,568
Del Taco Restaurants, Inc. (I)	6,537	77,921
Denny’s Corp. (I)	19,364	207,001
DineEquity, Inc.	4,366	345,744
El Pollo Loco Holdings, Inc. (I)(L)	5,542	69,774
Eldorado Resorts, Inc. (I)	7,188	101,063
Fiesta Restaurant Group, Inc. (I)	6,941	166,584
Golden Entertainment, Inc.	2,939	36,649
International Speedway Corp., Class A	6,831	228,292
Interval Leisure Group, Inc.	28,706	492,882
Intrawest Resorts Holdings, Inc. (I)	4,359	70,703
Isle of Capri Casinos, Inc. (I)	6,637	147,872
J Alexander’s Holdings, Inc. (I)	4,351	44,076
Jack in the Box, Inc.	8,227	789,298
Jamba, Inc. (I)	3,986	43,527
La Quinta Holdings, Inc. (I)	21,727	242,908
Lindblad Expeditions Holdings, Inc. (I)	4,895	44,055
Marriott Vacations Worldwide Corp.	5,632	412,938
Monarch Casino & Resort, Inc. (I)	2,955	74,377
Nathan’s Famous, Inc. (I)(L)	899	47,238
Papa John’s International, Inc.	6,860	540,911
Penn National Gaming, Inc. (I)	19,006	257,911
Pinnacle Entertainment, Inc. (I)	14,846	183,200
Planet Fitness, Inc., Class A (I)	4,015	80,581

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Popeyes Louisiana Kitchen, Inc. (I)	5,449	$289,560
Potbelly Corp. (I)(L)	6,623	82,324
Red Robin Gourmet Burgers, Inc. (I)	3,511	157,784
Red Rock Resorts, Inc., Class A	7,662	180,747
Ruby Tuesday, Inc. (I)	17,120	42,800
Ruth’s Hospitality Group, Inc.	8,471	119,611
Scientific Games Corp., Class A (I)	13,903	156,687
SeaWorld Entertainment, Inc. (L)	16,832	226,895
Shake Shack, Inc., Class A (I)(L)	4,060	140,760
Sonic Corp.	11,930	312,327
Speedway Motorsports, Inc.	3,518	62,831
Texas Roadhouse, Inc.	16,685	651,216
The Cheesecake Factory, Inc.	11,407	571,034
The Habit Restaurants, Inc., Class A (I)(L)	3,786	53,004
The Marcus Corp.	4,925	123,322
Wingstop, Inc.	4,105	120,277
Zoe’s Kitchen, Inc. (I)(L)	4,882	108,332
		12,895,575
Household durables - 1.3%
Bassett Furniture Industries, Inc.	2,812	65,379
Beazer Homes USA, Inc. (I)	8,414	98,107
Cavco Industries, Inc. (I)	2,152	213,156
Century Communities, Inc. (I)	4,138	89,008
CSS Industries, Inc.	2,690	68,810
Ethan Allen Interiors, Inc.	6,184	193,374
Flexsteel Industries, Inc.	1,775	91,803
GoPro, Inc., Class A (I)(L)	25,754	429,577
Green Brick Partners, Inc. (I)(L)	6,668	55,078
Helen of Troy, Ltd. (I)	6,972	600,777
Hooker Furniture Corp.	3,014	73,813
Hovnanian Enterprises, Inc., Class A (I)(L)	33,496	56,608
Installed Building Products, Inc. (I)	5,069	181,825
iRobot Corp. (I)	6,813	299,636
KB Home (L)	21,011	338,697
La-Z-Boy, Inc.	12,366	303,709
LGI Homes, Inc. (I)(L)	3,877	142,829
Libbey, Inc.	6,037	107,760
Lifetime Brands, Inc.	3,113	41,901
M/I Homes, Inc. (I)	6,044	142,457
MDC Holdings, Inc.	9,807	253,021
Meritage Homes Corp. (I)	9,616	333,675
NACCO Industries, Inc., Class A	1,051	71,426
Taylor Morrison Home Corp., Class A (I)	7,746	136,330
The New Home Company, Inc. (I)	3,898	41,592
TopBuild Corp. (I)	9,622	319,450
TRI Pointe Group, Inc. (I)	37,679	496,609
Universal Electronics, Inc. (I)	3,596	267,758
WCI Communities, Inc. (I)	5,786	137,244
William Lyon Homes, Class A (I)	6,275	116,401
ZAGG, Inc. (I)	7,573	61,341
		5,829,151
Internet and direct marketing retail - 0.5%
1-800-Flowers.com, Inc., Class A (I)	7,017	64,346
Blue Nile, Inc.	2,928	100,782
Duluth Holdings, Inc., Class B (I)(L)	2,466	65,374
Etsy, Inc. (I)	26,874	383,761
FTD Companies, Inc. (I)	4,507	92,709
HSN, Inc.	7,893	314,141
Lands’ End, Inc. (I)(L)	3,959	57,406
Liberty TripAdvisor Holdings, Inc., Class A (I)	18,516	404,575
Nutrisystem, Inc.	7,419	220,270
Overstock.com, Inc. (I)	3,443	52,747

The accompanying notes are an integral part of the financial statements.
189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
PetMed Express, Inc. (L)	5,085	$103,124
Shutterfly, Inc. (I)	8,741	390,198
Wayfair, Inc., Class A (I)(L)	7,964	313,543
		2,562,976
Leisure products - 0.3%
Arctic Cat, Inc.	3,610	55,919
Callaway Golf Company	24,231	281,322
JAKKS Pacific, Inc. (I)(L)	4,670	40,349
Johnson Outdoors, Inc., Class A	1,486	54,046
Malibu Boats, Inc., Class A (I)	5,103	76,035
Nautilus, Inc. (I)	8,017	182,146
Smith & Wesson Holding Corp. (I)(L)	13,758	365,825
Sturm Ruger & Company, Inc. (L)	4,668	269,624
		1,325,266
Media - 1.5%
AMC Entertainment Holdings, Inc., Class A	5,451	169,472
Carmike Cinemas, Inc. (I)	6,166	201,567
Central European Media
Enterprises, Ltd., Class A (I)(L)	22,663	52,352
Daily Journal Corp. (I)	324	70,956
Entercom Communications Corp., Class A	7,290	94,333
Entravision Communications Corp., Class A	17,078	130,305
Eros International PLC (I)(L)	7,469	114,425
Gannett Company, Inc.	29,708	345,801
Global Eagle Entertainment, Inc. (I)	11,999	99,712
Gray Television, Inc. (I)	16,720	173,219
IMAX Corp. (I)	14,788	428,408
Liberty Braves Group, Class A (I)	2,956	51,582
Liberty Braves Group, Class C (I)	8,080	140,430
Liberty Media Group LLC, Series A (I)	5,830	167,030
Liberty Media Group LLC, Series C (I)	11,483	323,132
Loral Space & Communications, Inc. (I)	3,597	140,679
MDC Partners, Inc., Class A (L)	13,239	141,922
Media General, Inc. (I)	27,818	512,686
Meredith Corp.	9,494	493,593
MSG Networks, Inc., Class A (I)	15,123	281,439
National CineMedia, Inc.	15,611	229,794
New Media Investment Group, Inc.	10,122	156,891
Nexstar Broadcasting Group, Inc., Class A (L)	7,649	441,424
Reading International, Inc., Class A (I)	4,786	63,893
Scholastic Corp.	6,918	272,292
Sinclair Broadcast Group, Inc., Class A	16,887	487,697
The EW Scripps Company, Class A (I)	15,435	245,417
The New York Times Company, Class A	31,703	378,851
Time, Inc.	26,288	380,650
tronc, Inc.	7,070	119,342
World Wrestling Entertainment, Inc., Class A	9,308	198,260
		7,107,554
Multiline retail - 0.2%
Big Lots, Inc. (L)	11,197	534,657
Fred’s, Inc., Class A	9,237	83,687
Ollie’s Bargain Outlet Holdings, Inc. (I)	5,100	133,671
Sears Holdings Corp. (I)(L)	3,198	36,649
Tuesday Morning Corp. (I)	11,903	71,180
		859,844
Specialty retail - 2.4%
Aaron’s, Inc.	16,538	420,396
Abercrombie & Fitch Company, Class A	17,260	274,261
America’s Car-Mart, Inc. (I)	2,148	78,166
American Eagle Outfitters, Inc. (L)	41,908	748,477
Asbury Automotive Group, Inc. (I)	5,036	280,354

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Ascena Retail Group, Inc. (I)	44,165	$246,882
Barnes & Noble Education, Inc. (I)	10,468	100,179
Barnes & Noble, Inc.	16,275	183,908
Big 5 Sporting Goods Corp.	4,645	63,265
Boot Barn Holdings, Inc. (I)(L)	3,651	41,548
Build-A-Bear Workshop, Inc. (I)	3,977	41,202
Caleres, Inc.	10,908	275,863
Chico’s FAS, Inc.	32,991	392,593
Citi Trends, Inc.	3,912	77,966
Conn’s, Inc. (I)	5,253	54,211
Destination XL Group, Inc. (I)	10,994	47,604
DSW, Inc., Class A	16,959	347,320
Express, Inc. (I)	18,826	221,959
Five Below, Inc. (I)	13,550	545,930
Francesca’s Holdings Corp. (I)	10,460	161,398
Genesco, Inc. (I)	5,153	280,632
GNC Holdings, Inc., Class A	17,454	356,411
Group 1 Automotive, Inc.	5,266	336,392
Guess?, Inc.	15,620	228,208
Haverty Furniture Companies, Inc.	5,104	102,284
Hibbett Sports, Inc. (I)(L)	5,782	230,702
Kirkland’s, Inc. (I)	3,960	48,233
Lithia Motors, Inc., Class A	5,982	571,401
Lumber Liquidators Holdings, Inc. (I)(L)	6,858	134,897
MarineMax, Inc. (I)	6,618	138,647
Monro Muffler Brake, Inc.	7,934	485,323
Office Depot, Inc.	140,583	501,881
Party City Holdco, Inc. (I)	7,076	121,141
Pier 1 Imports, Inc. (L)	21,299	90,308
Rent-A-Center, Inc.	13,469	170,248
Restoration Hardware Holdings, Inc. (I)(L)	9,846	340,475
Select Comfort Corp. (I)	11,756	253,930
Shoe Carnival, Inc.	3,820	101,841
Sonic Automotive, Inc., Class A	7,120	133,856
Sportsman’s Warehouse Holdings, Inc. (I)	6,672	70,189
Stage Stores, Inc.	7,286	40,874
Stein Mart, Inc.	8,404	53,365
Tailored Brands, Inc. (L)	12,766	200,426
The Buckle, Inc. (L)	7,299	175,395
The Cato Corp., Class A	6,550	215,430
The Children’s Place, Inc.	4,672	373,153
The Finish Line, Inc., Class A	10,454	241,278
Tile Shop Holdings, Inc. (I)	8,481	140,361
Vitamin Shoppe, Inc. (I)	6,114	164,161
West Marine, Inc. (I)	5,590	46,229
Winmark Corp.	636	67,111
Zumiez, Inc. (I)	4,924	88,632
		11,106,896
Textiles, apparel and luxury goods - 0.8%
Columbia Sportswear Company	6,858	389,123
Crocs, Inc. (I)	19,226	159,576
Culp, Inc.	2,972	88,476
Deckers Outdoor Corp. (I)	8,198	488,191
Fossil Group, Inc. (I)(L)	10,682	296,639
G-III Apparel Group, Ltd. (I)	10,941	318,930
Iconix Brand Group, Inc. (I)(L)	11,807	95,873
Movado Group, Inc.	4,025	86,457
Oxford Industries, Inc.	3,911	264,775
Perry Ellis International, Inc. (I)	3,626	69,909
Sequential Brands Group, Inc. (I)(L)	10,733	85,864
Steven Madden, Ltd. (I)	15,681	541,935
Unifi, Inc. (I)	4,148	122,076
Vera Bradley, Inc. (I)	5,501	83,340

The accompanying notes are an integral part of the financial statements.
190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Wolverine World Wide, Inc.	24,555	$565,502
		3,656,666
		55,621,966
Consumer staples - 2.8%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,201	177,940
Craft Brew Alliance, Inc. (I)	3,796	71,479
MGP Ingredients, Inc.	3,184	129,016
National Beverage Corp. (I)(L)	2,963	130,520
Primo Water Corp. (I)	5,835	70,779
The Boston Beer Company, Inc., Class A (I)	2,212	343,435
		923,169
Food and staples retailing - 0.5%
Ingles Markets, Inc., Class A	3,705	146,496
Performance Food Group Company (I)	9,446	234,261
PriceSmart, Inc.	5,107	427,762
Smart & Final Stores, Inc. (I)	6,170	78,791
SpartanNash Company	9,351	270,431
SUPERVALU, Inc. (I)	67,567	337,159
The Andersons, Inc.	6,859	248,159
The Chefs’ Warehouse, Inc. (I)	5,383	59,967
United Natural Foods, Inc. (I)	12,546	502,342
Village Super Market, Inc., Class A	2,043	65,396
Weis Markets, Inc.	2,496	132,288
		2,503,052
Food products - 1.3%
Amplify Snack Brands, Inc. (I)(L)	7,503	121,549
B&G Foods, Inc.	15,616	767,995
Cal-Maine Foods, Inc. (L)	7,813	301,113
Calavo Growers, Inc.	3,906	255,570
Darling Ingredients, Inc. (I)	41,555	561,408
Dean Foods Company	23,060	378,184
Farmer Brothers Company (I)	2,163	76,895
Fresh Del Monte Produce, Inc.	8,039	481,536
Freshpet, Inc. (I)(L)	6,302	54,512
Inventure Foods, Inc. (I)	5,396	50,722
J&J Snack Foods Corp.	3,785	450,869
John B. Sanfilippo & Son, Inc.	2,236	114,774
Lancaster Colony Corp.	4,701	620,955
Landec Corp. (I)	7,327	98,255
Limoneira Company (L)	3,704	70,006
Omega Protein Corp. (I)	5,585	130,521
Sanderson Farms, Inc. (L)	5,021	483,673
Seaboard Corp. (I)	66	227,040
Seneca Foods Corp., Class A (I)	1,834	51,792
Snyder’s-Lance, Inc.	20,360	683,689
Tootsie Roll Industries, Inc. (L)	4,413	162,531
		6,143,589
Household products - 0.3%
Central Garden & Pet Company (I)	2,917	75,842
Central Garden & Pet Company, Class A (I)	8,124	201,475
HRG Group, Inc. (I)	30,049	471,769
Oil-Dri Corp. of America	1,481	55,745
Orchids Paper Products Company (L)	2,430	66,169
WD-40 Company	3,545	398,564
		1,269,564
Personal products - 0.3%
Avon Products, Inc.	112,069	634,311
Inter Parfums, Inc.	4,551	146,861

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Lifevantage Corp. (I)	3,716	$35,153
Medifast, Inc.	2,686	101,504
Natural Health Trends Corp. (L)	1,987	56,153
Nutraceutical International Corp. (I)	2,507	78,319
Revlon, Inc., Class A (I)	2,972	109,310
USANA Health Sciences, Inc. (I)	1,329	183,867
		1,345,478
Tobacco - 0.2%
Alliance One International, Inc. (I)	2,348	44,894
Universal Corp.	5,643	328,535
Vector Group, Ltd. (L)	23,317	502,023
		875,452
		13,060,304
Energy - 3.0%
Energy equipment and services - 1.0%
Archrock, Inc.	17,849	233,465
Atwood Oceanics, Inc. (L)	15,509	134,773
Bristow Group, Inc.	8,622	120,880
CARBO Ceramics, Inc. (L)	5,297	57,949
Dawson Geophysical Company (I)	6,034	46,039
Era Group, Inc. (I)	5,846	47,060
Exterran Corp. (I)	8,265	129,595
Fairmount Santrol Holdings, Inc. (I)(L)	17,091	144,932
Forum Energy Technologies, Inc. (I)	15,203	301,932
Geospace Technologies Corp. (I)	3,553	69,212
Helix Energy Solutions Group, Inc. (I)	25,774	209,543
Hornbeck Offshore Services, Inc. (I)(L)	9,275	51,013
Independence Contract Drilling, Inc. (I)	8,585	45,071
Matrix Service Company (I)	7,111	133,402
McDermott International, Inc. (I)	61,311	307,168
Natural Gas Services Group, Inc. (I)	3,209	78,909
Newpark Resources, Inc. (I)	21,618	159,108
Oil States International, Inc. (I)	12,858	405,927
Parker Drilling Company (I)	31,863	69,143
PHI, Inc. (I)	3,522	63,995
Pioneer Energy Services Corp. (I)	16,797	67,860
RigNet, Inc. (I)	3,600	54,432
SEACOR Holdings, Inc. (I)(L)	4,039	240,280
Seadrill, Ltd. (I)(L)	95,599	226,570
Tesco Corp.	12,507	102,057
TETRA Technologies, Inc. (I)	23,164	141,532
Tidewater, Inc. (L)	14,048	39,615
U.S. Silica Holdings, Inc.	16,226	755,483
Unit Corp. (I)	12,971	241,261
		4,678,206
Oil, gas and consumable fuels - 2.0%
Abraxas Petroleum Corp. (I)	35,541	60,064
Alon USA Energy, Inc.	8,213	66,197
Ardmore Shipping Corp.	7,442	52,392
Bill Barrett Corp. (I)	13,415	74,587
California Resources Corp. (I)(L)	8,280	103,500
Callon Petroleum Company (I)	30,891	484,989
Carrizo Oil & Gas, Inc. (I)	14,206	577,048
Clayton Williams Energy, Inc. (I)	1,529	130,638
Clean Energy Fuels Corp. (I)(L)	22,711	101,518
Cobalt International Energy, Inc. (I)	106,474	132,028
Contango Oil & Gas Company (I)	4,904	50,119
CVR Energy, Inc. (L)	4,212	57,999
Delek US Holdings, Inc.	15,745	272,231
Denbury Resources, Inc. (I)(L)	89,740	289,860
DHT Holdings, Inc.	23,820	99,806

The accompanying notes are an integral part of the financial statements.
191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Dorian LPG, Ltd. (I)(L)	6,870	$41,220
Eclipse Resources Corp. (I)	15,334	50,449
EP Energy Corp., Class A (I)(L)	9,905	43,384
EXCO Resources, Inc. (I)(L)	37,497	40,122
Frontline, Ltd. (L)	16,643	119,330
GasLog, Ltd. (L)	10,358	150,709
Gener8 Maritime, Inc. (I)(L)	10,508	53,801
Golar LNG, Ltd. (L)	22,667	480,540
Green Plains, Inc.	9,168	240,202
Matador Resources Company (I)	21,119	514,036
Nordic American Tankers, Ltd. (L)	21,871	221,116
Northern Oil and Gas, Inc. (I)(L)	13,766	36,893
Oasis Petroleum, Inc. (I)	45,347	520,130
Overseas Shipholding Group, Inc., Class A	9,495	100,362
Pacific Ethanol, Inc. (I)	7,523	51,984
Panhandle Oil and Gas, Inc., Class A	4,210	73,801
Par Pacific Holdings, Inc. (I)	7,264	95,013
PDC Energy, Inc. (I)	11,677	783,060
Renewable Energy Group, Inc. (I)	11,167	94,584
REX American Resources Corp. (I)	1,442	122,224
Ring Energy, Inc. (I)	9,654	105,711
RSP Permian, Inc. (I)	19,893	771,451
Sanchez Energy Corp. (I)(L)	14,557	128,684
Scorpio Tankers, Inc.	41,840	193,719
SemGroup Corp., Class A	13,436	475,097
Ship Finance International, Ltd. (L)	14,856	218,829
Synergy Resources Corp. (I)(L)	47,317	327,907
Teekay Corp.	11,639	89,737
Teekay Tankers, Ltd., Class A	30,681	77,623
Western Refining, Inc.	17,149	453,763
Westmoreland Coal Company (I)	5,396	47,809
		9,276,266
		13,954,472
Financials - 16.7%
Banks - 9.4%
1st Source Corp.	3,796	135,498
ACNB Corp.	2,036	54,117
Allegiance Bancshares, Inc. (I)	3,041	82,107
American National Bankshares, Inc.	2,701	75,493
Ameris Bancorp	8,501	297,110
Ames National Corp. (L)	2,868	79,329
Arrow Financial Corp.	3,191	104,759
Atlantic Capital Bancshares, Inc. (I)	4,825	72,279
Banc of California, Inc.	12,195	212,925
BancFirst Corp.	1,880	136,319
Banco Latinoamericano de
Comercio Exterior SA	7,346	207,010
BancorpSouth, Inc.	21,588	500,842
Bank of Marin Bancorp	1,742	86,630
Bank of the Ozarks, Inc.	22,287	855,821
Bankwell Financial Group, Inc.	2,045	48,446
Banner Corp.	7,684	336,098
Bar Harbor Bankshares	2,012	73,881
Berkshire Hills Bancorp, Inc.	7,527	208,573
Blue Hills Bancorp, Inc.	6,745	101,310
BNC Bancorp	10,009	243,419
Boston Private Financial Holdings, Inc.	20,832	267,275
Bridge Bancorp, Inc.	4,408	126,025
Brookline Bancorp, Inc.	18,111	220,773
Bryn Mawr Bank Corp.	4,355	139,316
C&F Financial Corp.	1,045	45,019
Camden National Corp.	2,609	124,554

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Capital Bank Financial Corp., Class A	4,711	$151,270
Cardinal Financial Corp.	8,011	209,007
Carolina Financial Corp. (L)	3,027	67,623
Cathay General Bancorp	18,511	569,769
CenterState Banks, Inc.	11,761	208,523
Central Pacific Financial Corp.	7,739	194,945
Central Valley Community Bancorp	2,643	41,918
Chemical Financial Corp.	16,413	724,306
Citizens & Northern Corp.	3,887	85,397
City Holding Company	3,616	181,849
CNB Financial Corp.	4,382	92,723
CoBiz Financial, Inc.	10,133	134,870
Codorus Valley Bancorp, Inc.	2,655	58,091
Columbia Banking System, Inc.	14,765	483,111
Community Bank Systems, Inc.	10,629	511,361
Community Trust Bancorp, Inc.	3,780	140,276
ConnectOne Bancorp, Inc.	7,417	133,951
CU Bancorp (I)	4,477	102,120
Customers Bancorp, Inc. (I)	5,900	148,444
CVB Financial Corp.	25,735	453,193
Eagle Bancorp, Inc. (I)	7,698	379,742
Enterprise Financial Services Corp.	4,943	154,469
Equity Bancshares, Inc., Class A (I)	1,663	43,138
Farmers Capital Bank Corp.	2,419	71,699
Farmers National Banc Corp.	7,686	82,855
FCB Financial Holdings, Inc., Class A (I)	7,553	290,262
Fidelity Southern Corp.	5,833	107,269
Financial Institutions, Inc.	3,823	103,642
First Bancorp	5,482	108,489
First BanCorp (I)	31,010	161,252
First Bancorp, Inc.	3,463	83,008
First Busey Corp.	7,752	175,195
First Business Financial Services, Inc.	2,589	60,842
First Citizens BancShares, Inc., Class A	1,835	539,288
First Commonwealth Financial Corp.	22,145	223,443
First Community Bancshares, Inc.	4,313	106,962
First Connecticut Bancorp, Inc.	4,386	78,027
First Financial Bancorp	15,168	331,269
First Financial Bankshares, Inc. (L)	16,129	587,741
First Financial Corp.	2,634	107,151
First Financial Northwest, Inc.	3,404	48,235
First Foundation, Inc. (I)	3,558	87,776
First Internet Bancorp	1,744	40,269
First Interstate BancSystem, Inc., Class A	4,806	151,437
First Merchants Corp.	10,072	269,426
First Midwest Bancorp, Inc.	20,497	396,822
First NBC Bank Holding Company (I)	4,575	43,188
First Northwest Bancorp (I)	3,857	52,031
Flushing Financial Corp.	6,971	165,352
FNB Corp.	52,479	645,492
Franklin Financial Network, Inc. (I)	2,518	94,173
Fulton Financial Corp.	42,584	618,320
German American Bancorp, Inc.	3,743	145,715
Glacier Bancorp, Inc.	19,215	548,012
Great Southern Bancorp, Inc.	2,810	114,367
Great Western Bancorp, Inc.	14,681	489,171
Green Bancorp, Inc. (I)	5,955	65,088
Guaranty Bancorp	4,498	80,289
Hancock Holding Company	19,459	631,055
Hanmi Financial Corp.	7,938	209,087
Heartland Financial USA, Inc.	5,546	200,044
Heritage Commerce Corp.	7,993	87,443
Heritage Financial Corp.	7,898	141,769

The accompanying notes are an integral part of the financial statements.
192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Heritage Oaks Bancorp	8,140	$66,748
Hilltop Holdings, Inc. (I)	18,924	425,033
Home BancShares, Inc.	30,373	632,062
HomeTrust Bancshares, Inc. (I)	4,645	85,933
Hope Bancorp, Inc.	32,489	564,334
Horizon Bancorp	3,545	104,152
Huntington Bancshares, Inc.	69,047	680,803
IBERIABANK Corp.	10,258	688,517
Independent Bank Corp. (MA)	6,358	343,904
Independent Bank Corp. (MI)	5,503	92,615
Independent Bank Group, Inc.	2,825	124,780
International Bancshares Corp.	13,878	413,287
Investors Bancorp, Inc.	73,371	881,186
Lakeland Bancorp, Inc.	10,306	144,696
Lakeland Financial Corp.	5,900	208,978
LCNB Corp.	3,131	57,047
LegacyTexas Financial Group, Inc.	11,298	357,356
Live Oak Bancshares, Inc. (L)	5,694	82,107
Macatawa Bank Corp.	8,271	66,085
MainSource Financial Group, Inc.	6,035	150,573
MB Financial, Inc.	17,366	660,603
MBT Financial Corp.	5,615	50,816
Mercantile Bank Corp.	4,395	118,006
Merchants Bancshares, Inc.	2,135	69,153
Middleburg Financial Corp.	1,594	45,078
MidWestOne Financial Group, Inc.	2,564	77,869
MutualFirst Financial, Inc.	1,913	53,047
National Bank Holdings Corp., Class A	6,744	157,607
National Bankshares, Inc. (L)	2,351	86,470
National Commerce Corp. (I)	2,681	72,548
NBT Bancorp, Inc.	10,179	334,584
Nicolet Bankshares, Inc. (I)	2,117	81,187
Northrim BanCorp, Inc.	2,246	57,835
OFG Bancorp	11,177	112,999
Old Line Bancshares, Inc.	2,787	54,988
Old National Bancorp	33,347	468,859
Old Second Bancorp, Inc.	8,426	70,020
Opus Bank	4,250	150,323
Pacific Continental Corp.	5,864	98,632
Pacific Mercantile Bancorp (I)	6,043	44,537
Pacific Premier Bancorp, Inc. (I)	6,993	185,035
Park National Corp.	3,269	313,824
Park Sterling Corp.	14,122	114,671
Peapack Gladstone Financial Corp.	4,496	100,755
Penns Woods Bancorp, Inc.	1,704	75,760
People’s Utah Bancorp	4,107	83,577
Peoples Bancorp, Inc.	4,364	107,311
Peoples Financial Services Corp. (L)	2,111	86,044
Pinnacle Financial Partners, Inc.	10,847	586,606
Preferred Bank	3,301	118,011
Premier Financial Bancorp, Inc.	2,953	50,614
PrivateBancorp, Inc.	19,711	905,129
Prosperity Bancshares, Inc.	16,728	918,200
QCR Holdings, Inc.	3,174	100,743
Renasant Corp.	10,320	347,062
Republic Bancorp, Inc., Class A	2,469	76,737
S&T Bancorp, Inc.	8,636	250,358
Sandy Spring Bancorp, Inc.	5,914	180,850
Seacoast Banking Corp. of Florida (I)	7,811	125,679
ServisFirst Bancshares, Inc.	5,728	297,340
Shore Bancshares, Inc.	4,512	53,151
Sierra Bancorp	3,768	70,688
Simmons First National Corp., Class A	7,440	371,256

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
South State Corp.	5,956	$446,938
Southern First Bancshares, Inc. (I)	1,875	51,713
Southern National Bancorp of Virginia, Inc.	3,939	51,404
Southside Bancshares, Inc.	6,220	200,160
Southwest Bancorp, Inc.	5,027	95,463
State Bank Financial Corp.	8,905	203,212
Sterling Bancorp	31,774	556,045
Stock Yards Bancorp, Inc.	5,404	178,116
Stonegate Bank	3,299	111,341
Suffolk Bancorp	3,040	105,701
Summit Financial Group, Inc. (L)	2,483	47,574
Texas Capital Bancshares, Inc. (I)	11,695	642,289
The Bancorp, Inc. (I)	10,385	66,672
The First of Long Island Corp.	3,761	124,677
Tompkins Financial Corp.	3,525	269,345
Towne Bank	13,674	328,586
TriCo Bancshares	5,280	141,346
TriState Capital Holdings, Inc. (I)	6,062	97,901
Triumph Bancorp, Inc. (I)	4,360	86,502
Trustmark Corp.	16,771	462,209
UMB Financial Corp.	11,265	669,704
Umpqua Holdings Corp.	55,380	833,469
Union Bankshares Corp.	10,792	288,902
United Bankshares, Inc. (L)	16,269	612,853
United Community Banks, Inc.	18,004	378,444
Univest Corp. of Pennsylvania	6,406	149,644
Valley National Bancorp	61,442	597,831
Veritex Holdings, Inc. (I)	2,889	50,240
Washington Trust Bancorp, Inc.	3,767	151,509
WashingtonFirst Bankshare, Inc.	2,510	61,771
Webster Financial Corp.	22,777	865,754
WesBanco, Inc.	9,804	322,356
West Bancorporation, Inc.	4,940	96,824
WestAmerica Bancorporation (L)	6,053	307,977
Wintrust Financial Corp.	12,847	713,908
Xenith Bankshares, Inc. (I)	23,278	53,772
Yadkin Financial Corp.	12,259	322,289
		43,947,178
Capital markets - 1.3%
Arlington Asset Investment Corp., Class A (L)	5,868	86,788
Associated Capital Group, Inc., Class A	1,456	51,630
BGC Partners, Inc., Class A	55,591	486,421
Calamos Asset Management, Inc., Class A	5,683	38,758
Cohen & Steers, Inc.	5,348	228,627
Cowen Group, Inc., Class A (I)(L)	27,927	101,375
Diamond Hill Investment Group, Inc.	796	147,093
Evercore Partners, Inc., Class A	9,892	509,537
Financial Engines, Inc. (L)	13,692	406,789
GAIN Capital Holdings, Inc.	10,090	62,356
GAMCO Investors, Inc., Class A	1,378	39,232
Greenhill & Company, Inc.	7,205	169,822
Houlihan Lokey, Inc.	3,232	80,962
INTL. FCStone, Inc. (I)	3,991	155,050
Investment Technology Group, Inc.	8,534	146,273
Janus Capital Group, Inc.	36,289	508,409
KCG Holdings, Inc., Class A (I)	13,129	203,893
Ladenburg Thalmann
Financial Services, Inc. (I)	29,652	68,496
Moelis & Company, Class A	4,876	131,116
OM Asset Management PLC	10,297	143,231
Oppenheimer Holdings, Inc., Class A	2,976	42,527
Piper Jaffray Companies (I)	3,917	189,191
PJT Partners, Inc., Class A (L)	4,639	126,506

The accompanying notes are an integral part of the financial statements.
193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Safeguard Scientifics, Inc. (I)	6,244	$80,922
Stifel Financial Corp. (I)	16,262	625,274
Virtu Financial, Inc., Class A	6,476	96,946
Virtus Investment Partners, Inc.	1,645	160,980
Waddell & Reed Financial, Inc., Class A	20,248	367,704
Westwood Holdings Group, Inc.	2,169	115,196
WisdomTree Investments, Inc. (L)	29,506	303,617
		5,874,721
Consumer finance - 0.5%
Encore Capital Group, Inc. (I)(L)	6,176	138,836
Enova International, Inc. (I)	7,350	71,148
EZCORP, Inc., Class A (I)	12,932	143,028
FirstCash, Inc.	12,020	565,902
Green Dot Corp., Class A (I)	10,732	247,480
LendingClub Corp. (I)(L)	83,500	516,030
Nelnet, Inc., Class A	5,074	204,837
PRA Group, Inc. (I)	11,789	407,192
Regional Management Corp. (I)	2,943	63,716
World Acceptance Corp. (I)(L)	1,568	76,895
		2,435,064
Diversified financial services - 0.1%
FNFV Group (I)	16,866	210,488
Marlin Business Services Corp.	2,531	49,051
NewStar Financial, Inc. (I)	6,658	64,649
On Deck Capital, Inc. (I)	12,827	73,114
PICO Holdings, Inc. (I)	6,467	76,246
Tiptree Financial, Inc., Class A	7,388	43,885
		517,433
Insurance - 2.2%
Ambac Financial Group, Inc. (I)	11,344	208,616
American Equity Investment Life
Holding Company	20,385	361,426
AMERISAFE, Inc.	4,732	278,147
Argo Group International Holdings, Ltd.	6,972	393,360
Atlas Financial Holdings, Inc. (I)	3,342	52,703
Baldwin & Lyons, Inc., Class B	2,631	67,433
Citizens, Inc. (I)(L)	13,037	122,026
CNO Financial Group, Inc.	44,750	683,333
Crawford & Company, Class B	3,487	39,577
Donegal Group, Inc., Class A	2,553	41,129
eHealth, Inc. (I)	4,943	55,411
EMC Insurance Group, Inc.	2,199	59,219
Employers Holdings, Inc.	8,045	239,982
Enstar Group, Ltd. (I)	2,765	454,760
FBL Financial Group, Inc., Class A	2,455	157,046
Federated National Holding Company	3,485	65,135
Fidelity & Guaranty Life (L)	2,958	68,596
Genworth Financial, Inc., Class A (I)	128,033	635,044
Global Indemnity PLC (I)	2,317	68,815
Greenlight Capital Re, Ltd., Class A (I)	7,712	157,633
Hallmark Financial Services, Inc. (I)	4,330	44,556
HCI Group, Inc.	2,303	69,919
Heritage Insurance Holdings, Inc.	7,214	103,954
Horace Mann Educators Corp.	10,229	374,893
Independence Holding Company	2,418	41,541
Infinity Property & Casualty Corp.	2,670	220,622
Investors Title Company	471	46,865
James River Group Holdings, Ltd.	3,540	128,148
Kemper Corp.	10,053	395,284
Maiden Holdings, Ltd.	14,948	189,690
MBIA, Inc. (I)	33,209	258,698

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
National General Holdings Corp.	12,246	$272,351
National Interstate Corp.	1,933	62,880
National Western Life Group, Inc., Class A	590	121,168
OneBeacon Insurance Group, Ltd., Class A	5,479	78,240
Primerica, Inc.	11,831	627,398
RLI Corp.	9,436	645,045
Safety Insurance Group, Inc.	3,550	238,631
Selective Insurance Group, Inc.	14,341	571,632
State Auto Financial Corp.	4,052	96,478
State National Companies, Inc.	8,304	92,340
Stewart Information Services Corp.	5,698	253,276
The Navigators Group, Inc.	2,820	273,314
Third Point Reinsurance, Ltd. (I)	16,669	200,028
Trupanion, Inc. (I)(L)	4,081	68,969
United Fire Group, Inc.	5,391	228,147
United Insurance Holdings Corp.	4,513	76,631
Universal Insurance Holdings, Inc. (L)	8,256	208,051
WMIH Corp. (I)(L)	53,894	126,112
		10,324,252
Mortgage real estate investment trusts - 1.2%
AG Mortgage Investment Trust, Inc.	7,549	118,897
Altisource Residential Corp.	13,910	151,619
Annaly Capital Management, Inc.	22,072	231,756
Anworth Mortgage Asset Corp.	25,153	123,753
Apollo Commercial Real Estate Finance, Inc.	17,000	278,290
Ares Commercial Real Estate Corp.	7,423	93,530
ARMOUR Residential REIT, Inc.	8,981	202,432
Capstead Mortgage Corp.	22,174	209,101
Colony Capital, Inc., Class A	28,306	516,018
CYS Investments, Inc.	35,781	312,010
Dynex Capital, Inc.	12,590	93,418
Great Ajax Corp.	4,377	59,746
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	10,268	239,963
Invesco Mortgage Capital, Inc.	28,424	432,898
iStar, Inc. (I)	18,543	198,966
Ladder Capital Corp.	9,651	127,779
MTGE Investment Corp.	11,677	200,728
New Residential Investment Corp.	55,576	767,505
New York Mortgage Trust, Inc.	28,047	168,843
Orchid Island Capital, Inc.	5,534	57,664
Owens Realty Mortgage, Inc.	3,364	58,264
PennyMac Mortgage Investment Trust	17,047	265,592
Redwood Trust, Inc.	19,335	273,784
Resource Capital Corp.	7,801	99,931
United Development Funding IV (L)	7,638	24,442
Western Asset Mortgage Capital Corp.	10,464	109,035
		5,415,964
Thrifts and mortgage finance - 2.0%
Astoria Financial Corp.	23,019	336,077
Bank Mutual Corp.	12,092	92,867
BankFinancial Corp.	5,185	65,850
Beneficial Bancorp, Inc. (I)	18,102	266,280
BofI Holding, Inc. (I)(L)	15,153	339,427
BSB Bancorp, Inc. (I)	2,821	66,096
Capitol Federal Financial, Inc.	31,184	438,759
Charter Financial Corp.	4,238	54,585
Clifton Bancorp, Inc.	6,368	97,367
Dime Community Bancshares, Inc.	8,337	139,728
ESSA Bancorp, Inc.	3,162	43,730
Essent Group, Ltd. (I)	18,830	501,066
EverBank Financial Corp.	25,926	501,927

The accompanying notes are an integral part of the financial statements.
194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Federal Agricultural Mortgage Corp., Class C	2,174	$85,873
First Defiance Financial Corp.	2,342	104,547
Flagstar Bancorp, Inc. (I)	5,277	146,437
Home Bancorp, Inc.	2,064	57,792
HomeStreet, Inc. (I)	6,043	151,438
Kearny Financial Corp.	23,097	314,350
Lake Sunapee Bank Group (L)	2,509	45,338
LendingTree, Inc. (I)	1,596	154,668
Meridian Bancorp, Inc.	12,714	197,957
Meta Financial Group, Inc.	2,136	129,463
MGIC Investment Corp. (I)	86,493	691,944
Nationstar Mortgage Holdings, Inc. (I)(L)	8,828	130,743
NMI Holdings, Inc., Class A (I)	13,389	102,024
Northfield Bancorp, Inc.	11,057	178,018
Northwest Bancshares, Inc.	23,259	365,399
OceanFirst Financial Corp.	5,378	103,580
Ocwen Financial Corp. (I)	26,640	97,769
Oritani Financial Corp.	10,174	159,935
PennyMac Financial Services, Inc., Class A (I)	3,960	67,360
PHH Corp. (I)	13,540	195,653
Provident Financial Holdings, Inc.	2,314	45,262
Provident Financial Services, Inc.	15,149	321,613
Radian Group, Inc.	54,488	738,312
Southern Missouri Bancorp, Inc.	2,131	53,062
Territorial Bancorp, Inc.	2,504	71,765
TrustCo Bank Corp.	23,558	167,026
United Community Financial Corp.	12,769	90,788
United Financial Bancorp, Inc.	13,463	186,328
Walker & Dunlop, Inc. (I)	6,954	175,658
Washington Federal, Inc.	22,301	594,991
Waterstone Financial, Inc.	6,285	106,782
WSFS Financial Corp.	7,348	268,129
		9,243,763
		77,758,375
Health care - 13.4%
Biotechnology - 5.1%
Acceleron Pharma, Inc. (I)	7,088	256,515
Achillion Pharmaceuticals, Inc. (I)	30,124	244,004
Acorda Therapeutics, Inc. (I)	11,033	230,369
Adamas Pharmaceuticals, Inc. (I)(L)	4,782	78,473
Aduro Biotech, Inc. (I)(L)	9,490	117,961
Advaxis, Inc. (I)(L)	8,688	92,875
Agenus, Inc. (I)	19,172	137,655
Aimmune Therapeutics, Inc. (I)(L)	7,145	107,175
Akebia Therapeutics, Inc. (I)	10,103	91,432
Alder Biopharmaceuticals, Inc. (I)	11,980	392,585
AMAG Pharmaceuticals, Inc. (I)	8,879	217,624
Amicus Therapeutics, Inc. (I)	32,764	242,454
Anthera Pharmaceuticals, Inc. (I)(L)	11,731	36,953
Applied Genetic Technologies Corp. (I)	3,593	35,140
Aptevo Therapeutics, Inc. (I)	3,969	10,161
Ardelyx, Inc. (I)(L)	6,316	81,729
Arena Pharmaceuticals, Inc. (I)	65,301	114,277
ARIAD Pharmaceuticals, Inc. (I)	45,047	616,693
Array BioPharma, Inc. (I)(L)	38,594	260,510
Arrowhead Pharmaceuticals, Inc. (I)(L)	16,538	121,554
Atara Biotherapeutics, Inc. (I)	6,135	131,228
Athersys, Inc. (I)	21,363	45,503
Avexis, Inc. (I)	1,246	51,348
Axovant Sciences, Ltd. (I)(L)	6,316	88,424
Bellicum Pharmaceuticals, Inc. (I)(L)	5,564	110,724
BioCryst Pharmaceuticals, Inc. (I)(L)	20,067	88,495

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BioSpecifics Technologies Corp. (I)	1,652	$75,447
BioTime, Inc. (I)(L)	20,507	79,977
Bluebird Bio, Inc. (I)	9,433	639,369
Blueprint Medicines Corp. (I)	5,153	153,044
Celldex Therapeutics, Inc. (I)(L)	25,218	101,881
Cellular Biomedicine Group, Inc. (I)	3,406	49,387
Cepheid, Inc. (I)	18,470	973,184
Chimerix, Inc. (I)	12,251	67,871
Clovis Oncology, Inc. (I)	8,415	303,361
Coherus Biosciences, Inc. (I)	7,600	203,528
Concert Pharmaceuticals, Inc. (I)	4,695	47,466
Curis, Inc. (I)	32,173	83,972
Cytokinetics, Inc. (I)(L)	9,151	84,006
CytomX Therapeutics, Inc. (I)	5,622	88,153
Dyax Corp. (I)	34,339	84,131
Dynavax Technologies Corp. (I)(L)	10,117	106,127
Eagle Pharmaceuticals, Inc. (I)(L)	2,299	160,930
Edge Therapeutics, Inc. (I)(L)	4,582	47,699
Emergent BioSolutions, Inc. (I)	8,303	261,794
Enanta Pharmaceuticals, Inc. (I)(L)	4,190	111,496
Epizyme, Inc. (I)	10,864	106,902
Esperion Therapeutics, Inc. (I)(L)	4,353	60,289
Exact Sciences Corp. (I)	24,635	457,472
Exelixis, Inc. (I)	57,746	738,571
FibroGen, Inc. (I)	13,534	280,154
Five Prime Therapeutics, Inc. (I)	6,885	361,394
Flexion Therapeutics, Inc. (I)	6,103	119,253
Foundation Medicine, Inc. (I)(L)	3,528	82,379
Genomic Health, Inc. (I)	4,918	142,229
Geron Corp. (I)(L)	40,809	92,228
Global Blood Therapeutics, Inc. (I)(L)	4,402	101,466
Halozyme Therapeutics, Inc. (I)(L)	28,227	340,982
Heron Therapeutics, Inc. (I)(L)	8,224	141,700
Idera Pharmaceuticals, Inc. (I)(L)	26,050	66,688
Ignyta, Inc. (I)	8,425	52,993
ImmunoGen, Inc. (I)(L)	22,401	60,035
Immunomedics, Inc. (I)(L)	24,064	78,208
Inovio Pharmaceuticals, Inc. (I)(L)	17,184	160,155
Insmed, Inc. (I)	16,244	235,863
Insys Therapeutics, Inc. (I)(L)	6,195	73,039
Intellia Therapeutics, Inc. (I)(L)	1,817	30,925
Invitae Corp. (I)(L)	6,346	55,591
Ironwood Pharmaceuticals, Inc. (I)	33,088	525,437
Karyopharm Therapeutics, Inc. (I)	6,488	63,128
Keryx Biopharmaceuticals, Inc. (I)(L)	21,103	112,057
Kite Pharma, Inc. (I)(L)	9,992	558,153
La Jolla Pharmaceutical Company (I)	3,905	92,900
Lexicon Pharmaceuticals, Inc. (I)(L)	11,041	199,511
Ligand Pharmaceuticals, Inc. (I)	4,807	490,602
Lion Biotechnologies, Inc. (I)	13,967	114,948
Loxo Oncology, Inc. (I)	3,586	93,881
MacroGenics, Inc. (I)	8,206	245,441
MannKind Corp. (I)(L)	87,105	54,005
Medgenics, Inc. (I)	7,987	44,488
MediciNova, Inc. (I)(L)	8,043	60,242
Merrimack Pharmaceuticals, Inc. (I)(L)	31,625	200,819
MiMedx Group, Inc. (I)(L)	26,333	225,937
Minerva Neurosciences, Inc. (I)	5,128	72,382
Momenta Pharmaceuticals, Inc. (I)	16,859	197,082
Myriad Genetics, Inc. (I)	17,171	353,379
Natera, Inc. (I)(L)	7,117	79,070
NewLink Genetics Corp. (I)	5,745	86,290
Novavax, Inc. (I)(L)	68,780	143,062

The accompanying notes are an integral part of the financial statements.
195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
OncoMed Pharmaceuticals, Inc. (I)	4,784	$54,681
Ophthotech Corp. (I)	7,796	359,629
Organovo Holdings, Inc. (I)(L)	22,505	85,294
Otonomy, Inc. (I)	6,325	115,052
OvaScience, Inc. (I)	8,707	62,342
PDL BioPharma, Inc.	43,289	145,018
Pfenex, Inc. (I)	5,110	45,735
PharmAthene, Inc. (I)(L)	18,560	53,824
Portola Pharmaceuticals, Inc. (I)	12,667	287,668
Progenics Pharmaceuticals, Inc. (I)	18,272	115,662
Proteostasis Therapeutics, Inc. (I)	1,779	27,735
Prothena Corp. PLC (I)(L)	8,828	529,415
PTC Therapeutics, Inc. (I)(L)	9,000	126,090
Puma Biotechnology, Inc. (I)	6,294	422,013
Radius Health, Inc. (I)	8,054	435,641
Raptor Pharmaceutical Corp. (I)	22,680	203,440
REGENXBIO, Inc. (I)	5,537	77,573
Regulus Therapeutics, Inc. (I)	11,851	39,108
Repligen Corp. (I)	8,632	260,600
Retrophin, Inc. (I)	9,376	209,835
Rigel Pharmaceuticals, Inc. (I)	25,079	92,040
Sage Therapeutics, Inc. (I)	6,812	313,693
Sangamo BioSciences, Inc. (I)	19,104	88,452
Sarepta Therapeutics, Inc. (I)	10,914	670,229
Seres Therapeutics, Inc. (I)(L)	5,051	62,077
Sorrento Therapeutics, Inc. (I)(L)	7,950	61,533
Spark Therapeutics, Inc. (I)(L)	4,893	293,874
Spectrum Pharmaceuticals, Inc. (I)	17,880	83,500
Synergy Pharmaceuticals, Inc. (I)(L)	46,711	257,378
TESARO, Inc. (I)(L)	6,796	681,231
TG Therapeutics, Inc. (I)(L)	9,921	76,789
Trevena, Inc. (I)	11,737	79,225
Trius Therapeutics, Inc. (I)(L)	10,401	1,144
Trovagene, Inc. (I)	7,839	35,197
Ultragenyx Pharmaceutical, Inc. (I)	9,173	650,733
Vanda Pharmaceuticals, Inc. (I)	9,795	162,989
Versartis, Inc. (I)(L)	7,395	90,589
Vitae Pharmaceuticals, Inc. (I)	7,379	154,369
Vital Therapies, Inc. (I)	6,709	41,059
Voyager Therapeutics, Inc. (I)	3,294	39,561
XBiotech, Inc. (I)	4,546	61,189
Xencor, Inc. (I)	8,216	201,210
ZIOPHARM Oncology, Inc. (I)(L)	31,256	175,971
		23,606,401
Health care equipment and supplies - 3.1%
Abaxis, Inc.	5,575	287,782
Accuray, Inc. (I)	21,649	137,904
Analogic Corp.	3,131	277,407
AngioDynamics, Inc. (I)	7,181	125,955
Anika Therapeutics, Inc. (I)	3,619	173,169
AtriCure, Inc. (I)	8,425	133,284
Atrion Corp.	346	147,604
Axogen, Inc. (I)	6,914	62,433
Cantel Medical Corp.	9,055	706,109
Cardiovascular Systems, Inc. (I)	8,297	196,971
Cerus Corp. (I)(L)	26,368	163,745
ConforMIS, Inc. (I)(L)	9,528	94,518
CONMED Corp.	7,061	282,864
CryoLife, Inc.	8,266	145,234
Cynosure, Inc., Class A (I)	6,001	305,691
Endologix, Inc. (I)(L)	20,678	264,678
Entellus Medical, Inc. (I)	2,246	49,816
Exactech, Inc. (I)	2,799	75,657

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
GenMark Diagnostics, Inc. (I)	10,867	$128,231
Glaukos Corp. (I)	4,345	163,980
Globus Medical, Inc., Class A (I)	17,739	400,369
Haemonetics Corp. (I)	12,987	470,259
Halyard Health, Inc. (I)	11,949	414,152
ICU Medical, Inc. (I)	3,702	467,859
Inogen, Inc. (I)	4,137	247,806
Insulet Corp. (I)	14,664	600,344
Integer Holdings Corp. (I)	7,907	171,503
Integra LifeSciences Holdings Corp. (I)	7,590	626,555
Invacare Corp.	8,237	92,007
InVivo Therapeutics Holdings Corp. (I)(L)	8,910	60,588
K2M Group Holdings, Inc. (I)	6,633	117,935
LeMaitre Vascular, Inc.	3,800	75,392
Masimo Corp. (I)	10,318	613,818
Meridian Bioscience, Inc.	10,757	207,503
Merit Medical Systems, Inc. (I)	10,951	266,000
Natus Medical, Inc. (I)	8,295	325,911
Neogen Corp. (I)	9,297	520,074
Nevro Corp. (I)	6,041	630,620
Novocure, Ltd. (I)(L)	13,372	114,197
NuVasive, Inc. (I)	12,519	834,517
NxStage Medical, Inc. (I)	16,189	404,563
OraSure Technologies, Inc. (I)	14,258	113,636
Orthofix International NV (I)	4,463	190,883
Oxford Immunotec Global PLC (I)(L)	6,373	80,045
Penumbra, Inc. (I)	6,448	489,984
Quidel Corp. (I)	7,059	155,933
Rockwell Medical, Inc. (I)(L)	12,708	85,144
RTI Surgical, Inc. (I)	16,699	52,268
STAAR Surgical Company (I)	10,743	100,984
Surmodics, Inc. (I)	3,507	105,526
Tandem Diabetes Care, Inc. (I)	5,601	42,904
The Spectranetics Corp. (I)	10,908	273,682
Utah Medical Products, Inc.	1,031	61,654
Vascular Solutions, Inc. (I)	4,313	208,016
Wright Medical Group NV (I)	26,147	641,386
Zeltiq Aesthetics, Inc. (I)(L)	9,001	353,019
		14,540,068
Health care providers and services - 2.1%
AAC Holdings, Inc. (I)(L)	2,610	45,388
Aceto Corp.	7,413	140,773
Addus HomeCare Corp. (I)	2,163	56,584
Adeptus Health, Inc., Class A (I)(L)	3,536	152,225
Air Methods Corp. (I)	9,053	285,079
Almost Family, Inc. (I)	2,206	81,115
Amedisys, Inc. (I)	7,116	337,583
American Renal Associates Holdings, Inc. (I)	2,246	41,034
AMN Healthcare Services, Inc. (I)	11,929	380,177
BioScrip, Inc. (I)(L)	30,295	87,553
BioTelemetry, Inc. (I)	7,017	130,306
Capital Senior Living Corp. (I)	7,197	120,910
Chemed Corp.	4,052	571,616
Civitas Solutions, Inc. (I)	3,761	68,676
Community Health Systems, Inc. (I)(L)	27,885	321,793
CorVel Corp. (I)	2,563	98,419
Cross Country Healthcare, Inc. (I)	8,617	101,508
Diplomat Pharmacy, Inc. (I)(L)	11,592	324,692
HealthEquity, Inc. (I)	11,006	416,577
HealthSouth Corp.	22,228	901,790
Healthways, Inc. (I)	8,222	217,554
Kindred Healthcare, Inc.	21,548	220,221
Landauer, Inc.	2,511	111,689

The accompanying notes are an integral part of the financial statements.
196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
LHC Group, Inc. (I)	3,810	$140,513
Magellan Health, Inc. (I)	6,254	336,027
Molina Healthcare, Inc. (I)	10,921	636,913
National HealthCare Corp.	2,784	183,716
Nobilis Health Corp. (I)(L)	15,039	50,381
Owens & Minor, Inc.	15,663	543,976
PharMerica Corp. (I)	7,474	209,795
Quorum Health Corp. (I)	7,784	48,806
RadNet, Inc. (I)	10,293	76,168
Select Medical Holdings Corp. (I)	27,116	366,066
Surgery Partners, Inc. (I)	4,727	95,674
Surgical Care Affiliates, Inc. (I)	6,770	330,105
Team Health Holdings, Inc. (I)	17,141	558,111
Teladoc, Inc. (I)(L)	5,252	96,164
The Ensign Group, Inc.	12,109	243,754
The Providence Service Corp. (I)	3,312	161,063
Triple-S Management Corp., Class B (I)	5,942	130,308
Universal American Corp.	14,908	114,046
US Physical Therapy, Inc.	3,051	191,298
		9,726,146
Health care technology - 0.6%
Castlight Health, Inc., B Shares (I)(L)	11,375	47,320
Computer Programs & Systems, Inc. (L)	2,882	75,105
Cotiviti Holdings, Inc. (I)	3,237	108,537
Evolent Health, Inc., Class A (I)	3,931	96,781
HealthStream, Inc. (I)	6,558	181,001
HMS Holdings Corp. (I)	21,410	474,660
Medidata Solutions, Inc. (I)	13,891	774,562
Omnicell, Inc. (I)	8,900	340,870
Press Ganey Holdings, Inc. (I)	5,630	227,452
Quality Systems, Inc.	12,898	146,005
Vocera Communications, Inc. (I)	6,486	109,613
		2,581,906
Life sciences tools and services - 0.7%
Accelerate Diagnostics, Inc. (I)(L)	5,928	161,597
Albany Molecular Research, Inc. (I)(L)	7,005	115,653
Cambrex Corp. (I)	8,090	359,681
Enzo Biochem, Inc. (I)	10,918	55,573
Fluidigm Corp. (I)	8,211	65,770
INC Research Holdings, Inc., Class A (I)	10,481	467,243
Luminex Corp. (I)	10,144	230,472
NanoString Technologies, Inc. (I)	4,260	85,115
NeoGenomics, Inc. (I)	13,630	112,039
Pacific Biosciences of California, Inc. (I)	19,691	176,431
PAREXEL International Corp. (I)	13,183	915,559
PRA Health Sciences, Inc. (I)	6,105	344,994
		3,090,127
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (I)	10,438	40,604
Aclaris Therapeutics, Inc. (I)	2,663	68,199
Aerie Pharmaceuticals, Inc. (I)	6,166	232,705
Amphastar Pharmaceuticals, Inc. (I)	9,328	176,952
ANI Pharmaceuticals, Inc. (I)	2,062	136,814
Aratana Therapeutics, Inc. (I)	8,785	82,228
Bio-Path Holdings, Inc. (I)(L)	25,253	35,354
Catalent, Inc. (I)	25,282	653,287
Cempra, Inc. (I)(L)	10,723	259,497
Chelsea Therapeutics International, Ltd. (I)	21,039	1,683
Collegium Pharmaceutical, Inc. (I)(L)	4,163	80,179
Corcept Therapeutics, Inc. (I)(L)	19,929	129,539
Depomed, Inc. (I)(L)	15,604	389,630

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Dermira, Inc. (I)	6,315	$213,573
Durect Corp. (I)	35,114	48,808
Egalet Corp. (I)(L)	6,215	47,296
Heska Corp. (I)	1,667	90,735
Horizon Pharma PLC (I)(L)	40,902	741,553
Impax Laboratories, Inc. (I)	18,702	443,237
Innoviva, Inc. (I)(L)	20,839	229,021
Intersect ENT, Inc. (I)	6,708	106,255
Intra-Cellular Therapies, Inc. (I)	8,774	133,716
Lannett Company, Inc. (I)(L)	7,092	188,434
MyoKardia, Inc. (I)(L)	3,167	51,749
Nektar Therapeutics (I)	32,965	566,339
Ocular Therapeutix, Inc. (I)(L)	5,097	35,016
Omeros Corp. (I)(L)	9,946	110,997
Pacira Pharmaceuticals, Inc. (I)	9,298	318,178
Paratek Pharmaceuticals, Inc. (I)	5,004	65,102
Phibro Animal Health Corp., Class A	5,074	137,911
Prestige Brands Holdings, Inc. (I)	13,471	650,245
Revance Therapeutics, Inc. (I)(L)	5,404	87,599
SciClone Pharmaceuticals, Inc. (I)	13,015	133,404
Sucampo Pharmaceuticals, Inc., Class A (I)	6,236	76,765
Supernus Pharmaceuticals, Inc. (I)	12,003	296,834
Teligent, Inc. (I)(L)	10,803	82,103
Tetraphase Pharmaceuticals, Inc. (I)	10,381	39,759
The Medicines Company (I)	17,130	646,486
TherapeuticsMD, Inc. (I)(L)	38,404	261,531
Theravance Biopharma, Inc. (I)	9,382	340,004
WaVe Life Sciences, Ltd. (I)	2,019	65,557
Zogenix, Inc. (I)	7,076	80,879
		8,575,757
		62,120,405
Industrials - 13.4%
Aerospace and defense - 1.5%
AAR Corp.	8,389	262,743
Aerojet Rocketdyne Holdings, Inc. (I)	15,046	264,509
Aerovironment, Inc. (I)	5,292	129,178
Astronics Corp. (I)	4,930	222,097
Cubic Corp.	6,343	296,916
Curtiss-Wright Corp.	11,085	1,009,954
DigitalGlobe, Inc. (I)	16,005	440,138
Ducommun, Inc. (I)	2,937	67,081
Engility Holdings, Inc. (I)	4,552	143,388
Esterline Technologies Corp. (I)	7,478	568,627
KLX, Inc. (I)	13,453	473,546
Kratos Defense & Security Solutions, Inc. (I)	12,325	84,919
Mercury Systems, Inc. (I)	9,771	240,073
Moog, Inc., Class A (I)	8,092	481,798
National Presto Industries, Inc. (L)	1,234	108,333
Sparton Corp. (I)	2,570	67,488
TASER International, Inc. (I)	13,204	377,766
Teledyne Technologies, Inc. (I)	8,560	923,881
The KEYW Holding Corp. (I)(L)	9,313	102,816
Triumph Group, Inc.	12,555	350,033
Vectrus, Inc. (I)	2,746	41,822
Wesco Aircraft Holdings, Inc. (I)	14,331	192,465
		6,849,571
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	13,354	191,630
Atlas Air Worldwide Holdings, Inc. (I)	6,268	268,396
Echo Global Logistics, Inc. (I)	7,373	170,021
Forward Air Corp.	7,601	328,819

The accompanying notes are an integral part of the financial statements.
197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Hub Group, Inc., Class A (I)	8,560	$348,906
Park-Ohio Holdings Corp.	2,255	82,195
XPO Logistics, Inc. (I)(L)	24,827	910,406
		2,300,373
Airlines - 0.4%
Allegiant Travel Company	3,322	438,737
Hawaiian Holdings, Inc. (I)	13,282	645,505
SkyWest, Inc.	12,711	335,698
Virgin America, Inc. (I)(L)	4,881	261,182
		1,681,122
Building products - 1.1%
AAON, Inc.	10,375	299,008
Advanced Drainage Systems, Inc.	8,809	211,945
American Woodmark Corp. (I)	3,498	281,834
Apogee Enterprises, Inc.	7,229	323,064
Armstrong Flooring, Inc. (I)	6,186	116,792
Builders FirstSource, Inc. (I)	21,498	247,442
Caesarstone, Ltd. (I)	6,092	229,729
Continental Building Products, Inc. (I)	8,856	185,887
CSW Industrials, Inc. (I)	3,773	122,207
Gibraltar Industries, Inc. (I)	8,018	297,869
Griffon Corp.	7,645	130,041
Insteel Industries, Inc.	4,462	161,703
Masonite International Corp. (I)	7,540	468,762
NCI Building Systems, Inc. (I)	6,956	101,488
Patrick Industries, Inc. (I)	3,652	226,132
PGT, Inc. (I)	12,725	135,776
Ply Gem Holdings, Inc. (I)	5,939	79,345
Quanex Building Products Corp.	8,714	150,404
Simpson Manufacturing Company, Inc.	10,490	461,036
Trex Company, Inc. (I)	7,439	436,818
Universal Forest Products, Inc.	4,991	491,564
		5,158,846
Commercial services and supplies - 2.2%
ABM Industries, Inc.	14,009	556,157
ACCO Brands Corp. (I)	26,688	257,272
Brady Corp., Class A	11,597	401,372
Casella Waste Systems, Inc., Class A (I)	10,791	111,147
CECO Environmental Corp.	7,892	89,022
Deluxe Corp.	12,313	822,755
Ennis, Inc.	6,889	116,080
Essendant, Inc.	9,683	198,695
G&K Services, Inc., Class A	4,948	472,485
Healthcare Services Group, Inc.	17,784	703,891
Heritage-Crystal Clean, Inc. (I)	3,913	51,965
Herman Miller, Inc.	15,098	431,803
HNI Corp.	11,434	455,073
InnerWorkings, Inc. (I)	10,724	101,020
Interface, Inc.	16,537	276,003
Kimball International, Inc., Class B	10,057	130,138
Knoll, Inc.	12,110	276,714
Matthews International Corp., Class A	8,108	492,642
McGrath RentCorp	5,963	189,087
Mobile Mini, Inc.	11,319	341,834
MSA Safety, Inc.	7,887	457,761
Multi-Color Corp.	3,499	230,934
Quad/Graphics, Inc.	7,454	199,171
SP Plus Corp. (I)	4,498	115,014
Steelcase, Inc., Class A	21,711	301,566
Team, Inc. (I)	7,372	241,138
Tetra Tech, Inc.	14,641	519,316

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
The Brink’s Company	11,420	$423,454
UniFirst Corp.	3,769	496,980
US Ecology, Inc.	5,627	252,315
Viad Corp.	5,140	189,512
VSE Corp.	2,326	79,061
West Corp.	11,007	243,035
		10,224,412
Construction and engineering - 0.9%
Aegion Corp. (I)	9,068	172,927
Argan, Inc.	3,429	202,963
Comfort Systems USA, Inc.	9,327	273,374
Dycom Industries, Inc. (I)	7,681	628,152
EMCOR Group, Inc.	15,221	907,476
Granite Construction, Inc.	9,990	496,903
Great Lakes Dredge & Dock Corp. (I)	17,236	60,326
HC2 Holdings, Inc. (I)(L)	9,803	53,426
Layne Christensen Company (I)(L)	5,220	44,422
MasTec, Inc. (I)	16,709	496,926
MYR Group, Inc. (I)	4,578	137,798
NV5 Global, Inc. (I)	1,915	61,874
Orion Group Holdings, Inc. (I)	8,013	54,889
Primoris Services Corp.	10,280	211,768
Tutor Perini Corp. (I)	9,582	205,726
		4,008,950
Electrical equipment - 0.7%
Allied Motion Technologies, Inc.	1,890	35,740
AZZ, Inc.	6,519	425,495
Babcock & Wilcox Enterprises, Inc. (I)	11,742	193,743
Encore Wire Corp.	5,290	194,513
Energous Corp. (I)(L)	4,189	82,146
EnerSys	10,954	757,907
FuelCell Energy, Inc. (I)(L)	7,982	43,262
Generac Holdings, Inc. (I)	16,488	598,514
General Cable Corp.	12,514	187,460
LSI Industries, Inc.	6,939	77,925
Plug Power, Inc. (I)(L)	47,820	81,772
Powell Industries, Inc.	2,388	95,639
Sunrun, Inc. (I)(L)	17,057	107,459
Thermon Group Holdings, Inc. (I)	8,462	167,125
Vicor Corp. (I)	4,814	55,842
		3,104,542
Industrial conglomerates - 0.0%
Raven Industries, Inc.	9,272	213,534
Machinery - 3.3%
Actuant Corp., Class A	14,864	345,439
Alamo Group, Inc.	2,400	158,136
Albany International Corp., Class A	7,404	313,782
Altra Industrial Motion Corp.	6,514	188,711
American Railcar Industries, Inc.	1,980	82,111
Astec Industries, Inc.	4,912	294,081
Barnes Group, Inc.	12,722	515,877
Briggs & Stratton Corp.	10,601	197,709
Chart Industries, Inc. (I)	7,854	257,847
CIRCOR International, Inc.	4,194	249,795
CLARCOR, Inc.	11,935	775,775
Columbus McKinnon Corp.	5,455	97,317
Douglas Dynamics, Inc.	5,738	183,272
Dynamic Materials Corp.	4,118	43,898
Energy Recovery, Inc. (I)(L)	8,796	140,560
EnPro Industries, Inc.	5,529	314,158
ESCO Technologies, Inc.	6,310	292,910

The accompanying notes are an integral part of the financial statements.
198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Federal Signal Corp.	15,479	$205,252
Franklin Electric Company, Inc.	11,730	477,528
FreightCar America, Inc.	3,451	49,625
Global Brass & Copper Holdings, Inc.	5,338	154,215
Graham Corp.	3,167	60,490
Hardinge, Inc.	3,554	39,556
Harsco Corp.	20,776	206,306
Hillenbrand, Inc.	14,920	472,069
Hurco Companies, Inc.	1,833	51,452
Hyster-Yale Materials Handling, Inc.	2,429	146,056
John Bean Technologies Corp.	7,343	518,049
Joy Global, Inc.	25,011	693,805
Kadant, Inc.	2,761	143,876
Kennametal, Inc.	20,037	581,474
Lindsay Corp. (L)	2,677	198,044
Lydall, Inc. (I)	4,220	215,769
Meritor, Inc. (I)	22,288	248,065
Milacron Holdings Corp. (I)	3,988	63,648
Miller Industries, Inc.	3,157	71,948
Mueller Industries, Inc.	14,363	465,648
Mueller Water Products, Inc., Class A	39,430	494,847
Navistar International Corp. (I)	12,805	293,106
NN, Inc.	7,078	129,174
Proto Labs, Inc. (I)(L)	6,244	374,078
RBC Bearings, Inc. (I)	5,742	439,148
Rexnord Corp. (I)	21,018	449,995
SPX Corp. (I)	10,705	215,599
SPX FLOW, Inc. (I)	9,049	279,795
Standex International Corp.	3,166	294,026
Sun Hydraulics Corp.	6,030	194,588
Supreme Industries, Inc., Class A	3,559	68,689
Tennant Company	4,448	288,230
The ExOne Company (I)(L)	3,051	46,436
The Gorman-Rupp Company	4,625	118,446
The Greenbrier Companies, Inc. (L)	6,907	243,817
The Manitowoc Company, Inc.	32,298	154,707
Titan International, Inc.	11,995	121,389
TriMas Corp. (I)	11,605	215,969
Wabash National Corp. (I)	16,243	231,300
Watts Water Technologies, Inc., Class A	7,036	456,214
Woodward, Inc.	13,329	832,796
		15,456,602
Marine - 0.1%
Costamare, Inc. (L)	7,276	66,503
Matson, Inc.	10,968	437,404
Scorpio Bulkers, Inc. (I)(L)	16,364	56,619
		560,526
Professional services - 1.3%
Acacia Research Corp.	13,996	91,254
Barrett Business Services, Inc.	1,822	90,389
CBIZ, Inc. (I)	12,686	141,956
CEB, Inc.	8,142	443,495
CRA International, Inc. (I)	2,516	66,900
Exponent, Inc.	6,519	332,860
Franklin Covey Company (I)	3,088	54,997
FTI Consulting, Inc. (I)	10,432	464,850
GP Strategies Corp. (I)	3,477	85,604
Heidrick & Struggles International, Inc.	4,921	91,285
Hill International, Inc. (I)	10,312	47,538
Huron Consulting Group, Inc. (I)	5,498	328,560
ICF International, Inc. (I)	4,582	203,074
Insperity, Inc.	3,953	287,146

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Kelly Services, Inc., Class A	7,392	$142,074
Kforce, Inc.	6,470	132,570
Korn/Ferry International	14,564	305,844
Mistras Group, Inc. (I)	4,515	105,967
Navigant Consulting, Inc. (I)	12,080	244,258
On Assignment, Inc. (I)	12,892	467,851
Resources Connection, Inc.	9,299	138,927
RPX Corp. (I)	13,027	139,259
The Advisory Board Company (I)	10,422	466,280
TriNet Group, Inc. (I)	10,764	232,825
TrueBlue, Inc. (I)	10,674	241,873
WageWorks, Inc. (I)	9,229	562,138
		5,909,774
Road and rail - 0.4%
ArcBest Corp.	6,784	129,032
Celadon Group, Inc.	7,890	68,959
Covenant Transportation
Group, Inc., Class A (I)	3,298	63,750
Heartland Express, Inc.	11,826	223,275
Knight Transportation, Inc.	16,744	480,385
Marten Transport, Ltd.	6,277	131,817
Roadrunner Transportation Systems, Inc. (I)	8,125	64,838
Saia, Inc. (I)	6,598	197,676
Swift Transportation Company (I)(L)	18,957	407,007
Werner Enterprises, Inc.	11,302	262,998
YRC Worldwide, Inc. (I)	8,795	108,354
		2,138,091
Trading companies and distributors - 1.0%
Aircastle, Ltd.	11,893	236,195
Applied Industrial Technologies, Inc.	9,141	427,250
Beacon Roofing Supply, Inc. (I)	15,050	633,154
BMC Stock Holdings, Inc. (I)	14,046	249,036
CAI International, Inc. (I)	4,645	38,414
DXP Enterprises, Inc. (I)	3,587	101,118
GATX Corp. (L)	10,174	453,252
GMS, Inc. (I)	1,773	39,414
H&E Equipment Services, Inc.	8,164	136,829
Kaman Corp.	6,652	292,156
MRC Global, Inc. (I)	23,766	390,475
NOW, Inc. (I)	27,194	582,767
Rush Enterprises, Inc., Class A (I)	6,100	149,328
Rush Enterprises, Inc., Class B (I)	3,075	74,753
SiteOne Landscape Supply, Inc. (I)	2,975	106,892
Textainer Group Holdings, Ltd.	5,825	43,629
Titan Machinery, Inc. (I)	5,180	53,872
Triton International, Ltd.	10,185	134,340
Univar, Inc. (I)	10,935	238,930
Veritiv Corp. (I)	2,179	109,320
		4,491,124
		62,097,467
Information technology - 17.1%
Communications equipment - 1.8%
ADTRAN, Inc.	12,376	236,877
Aerohive Networks, Inc. (I)	7,083	43,135
Applied Optoelectronics, Inc. (I)(L)	4,607	102,321
Bel Fuse, Inc., Class B	2,674	64,550
Black Box Corp.	4,151	57,699
CalAmp Corp. (I)	9,222	128,647
Calix, Inc. (I)	11,190	82,247
Ciena Corp. (I)	34,698	756,416
Clearfield, Inc. (I)(L)	3,233	60,780

The accompanying notes are an integral part of the financial statements.
199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Comtech Telecommunications Corp.	6,105	$78,205
Digi International, Inc. (I)	6,918	78,865
Extreme Networks, Inc. (I)	26,546	119,192
Finisar Corp. (I)	27,189	810,232
Harmonic, Inc. (I)	21,261	126,078
Infinera Corp. (I)	35,713	322,488
InterDigital, Inc.	8,774	694,901
Ixia (I)	16,386	204,825
KVH Industries, Inc. (I)	4,854	42,764
Lumentum Holdings, Inc. (I)	12,779	533,779
NETGEAR, Inc. (I)	8,148	492,873
NetScout Systems, Inc. (I)	22,674	663,215
Oclaro, Inc. (I)	25,468	217,751
Plantronics, Inc.	8,385	435,685
ShoreTel, Inc. (I)	17,734	141,872
Silicom, Ltd.	1,479	61,231
Sonus Networks, Inc. (I)	12,433	96,729
Ubiquiti Networks, Inc. (I)(L)	6,562	351,067
ViaSat, Inc. (I)	11,213	837,050
Viavi Solutions, Inc. (I)	59,512	439,794
		8,281,268
Electronic equipment, instruments and components - 2.6%
Anixter International, Inc. (I)	7,332	472,914
AVX Corp.	11,720	161,619
Badger Meter, Inc.	7,040	235,910
Belden, Inc.	10,593	730,811
Benchmark Electronics, Inc. (I)	12,278	306,336
Coherent, Inc. (I)	6,084	672,525
Control4 Corp. (I)	5,358	65,796
CTS Corp.	8,036	149,470
Daktronics, Inc.	10,241	97,699
DTS, Inc.	4,552	193,642
Electro Scientific Industries, Inc. (I)	7,851	44,280
ePlus, Inc. (I)	1,574	148,601
Fabrinet (I)	8,721	388,869
FARO Technologies, Inc. (I)	4,271	153,542
II-VI, Inc. (I)	15,099	367,359
Insight Enterprises, Inc. (I)	9,308	302,975
InvenSense, Inc. (I)	20,998	155,805
Itron, Inc. (I)	8,464	471,953
Kimball Electronics, Inc. (I)	7,594	105,253
Knowles Corp. (I)	22,505	316,195
Littelfuse, Inc.	5,547	714,509
Maxwell Technologies, Inc. (I)(L)	9,209	47,518
Mesa Laboratories, Inc.	764	87,371
Methode Electronics, Inc.	9,217	322,318
MTS Systems Corp.	4,256	195,904
Novanta, Inc. (I)	8,310	144,179
OSI Systems, Inc. (I)	4,460	291,595
Park Electrochemical Corp.	5,252	91,227
PC Connection, Inc.	2,903	76,697
Plexus Corp. (I)	8,395	392,718
Radisys Corp. (I)	9,806	52,413
Rofin-Sinar Technologies, Inc. (I)	6,820	219,468
Rogers Corp. (I)	4,496	274,616
Sanmina Corp. (I)	18,536	527,720
ScanSource, Inc. (I)	6,276	229,074
SYNNEX Corp.	7,332	836,655
Tech Data Corp. (I)	8,714	738,163
TTM Technologies, Inc. (I)	18,468	211,459
Universal Display Corp. (I)	10,449	580,024
Vishay Intertechnology, Inc.	34,346	483,935

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Vishay Precision Group, Inc. (I)	3,495	$56,025
		12,115,142
Internet software and services - 2.5%
2U, Inc. (I)	9,256	354,412
Actua Corp. (I)	9,826	127,247
Alarm.com Holdings, Inc. (I)	2,563	73,968
Amber Road, Inc. (I)	4,741	45,751
Angie’s List, Inc. (I)	10,496	104,015
Apigee Corp. (I)	4,181	72,749
Appfolio, Inc., Class A (I)	2,257	43,876
Autobytel, Inc. (I)	2,448	43,574
Bankrate, Inc. (I)	12,375	104,940
Bazaarvoice, Inc. (I)	21,838	129,063
Benefitfocus, Inc. (I)	3,294	131,496
Blucora, Inc. (I)	10,151	113,691
Box, Inc., Class A (I)(L)	12,596	198,513
Brightcove, Inc. (I)	7,735	100,942
Carbonite, Inc. (I)	4,992	76,677
Care.com, Inc. (I)	4,347	43,296
ChannelAdvisor Corp. (I)	5,916	76,494
Cimpress NV (I)(L)	6,305	637,940
comScore, Inc. (I)	12,141	372,243
Cornerstone OnDemand, Inc. (I)	12,749	585,817
Cvent, Inc. (I)	7,626	241,820
DHI Group, Inc. (I)	13,136	103,643
EarthLink Holdings Corp.	27,089	167,952
Endurance International
Group Holdings, Inc. (I)(L)	15,528	135,870
Envestnet, Inc. (I)	10,551	384,584
Everyday Health, Inc. (I)	7,729	59,436
Five9, Inc. (I)	8,288	129,956
Gogo, Inc. (I)(L)	14,678	162,045
GrubHub, Inc. (I)(L)	20,437	878,587
GTT Communications, Inc. (I)	6,839	160,922
Hortonworks, Inc. (I)(L)	10,714	89,462
inContact, Inc. (I)	14,974	209,337
Instructure, Inc. (I)	2,830	71,797
Intralinks Holdings, Inc. (I)	11,153	112,199
j2 Global, Inc.	11,857	789,795
Limelight Networks, Inc. (I)	21,632	40,452
Liquidity Services, Inc. (I)	6,686	75,151
LivePerson, Inc. (I)	13,941	117,244
LogMeIn, Inc.	6,384	577,050
MeetMe, Inc. (I)	10,819	67,078
MINDBODY, Inc., Class A (I)(L)	3,676	72,270
Monster Worldwide, Inc. (I)	23,368	84,358
New Relic, Inc. (I)	5,603	214,707
NIC, Inc.	16,114	378,679
Q2 Holdings, Inc. (I)	6,490	186,003
Quotient Technology, Inc. (I)(L)	16,247	216,248
Reis, Inc.	2,675	54,731
RetailMeNot, Inc. (I)	9,917	98,079
Shutterstock, Inc. (I)(L)	4,809	306,333
SPS Commerce, Inc. (I)	4,194	307,882
Stamps.com, Inc. (I)(L)	4,089	386,451
TechTarget, Inc. (I)	5,542	44,669
TrueCar, Inc. (I)(L)	14,273	134,737
Web.com Group, Inc. (I)	10,779	186,153
WebMD Health Corp. (I)	9,394	466,882
Xactly Corp. (I)	6,173	90,867

The accompanying notes are an integral part of the financial statements.
200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
XO Group, Inc. (I)	6,508	$125,800
		11,365,933
IT services - 2.0%
Acxiom Corp. (I)	19,689	524,712
Blackhawk Network Holdings, Inc. (I)	13,914	419,785
CACI International, Inc., Class A (I)	6,121	617,609
Cardtronics PLC, Class A (I)	11,326	505,140
Cass Information Systems, Inc.	2,892	163,832
Convergys Corp.	22,412	681,773
CSG Systems International, Inc.	8,133	336,137
Datalink Corp. (I)	5,746	60,965
EPAM Systems, Inc. (I)	12,132	840,869
EVERTEC, Inc.	16,065	269,571
ExlService Holdings, Inc. (I)	8,263	411,828
Forrester Research, Inc.	2,642	102,774
Information Services Group, Inc. (I)	9,921	39,585
Lionbridge Technologies, Inc. (I)	15,994	79,970
ManTech International Corp., Class A	6,148	231,718
MAXIMUS, Inc.	16,193	915,876
MoneyGram International, Inc. (I)	8,394	59,597
NeuStar, Inc., Class A (I)(L)	13,613	361,970
Perficient, Inc. (I)	8,962	180,584
PFSweb, Inc. (I)	4,414	39,417
Planet Payment, Inc. (I)	12,060	44,743
Science Applications International Corp.	10,663	739,692
ServiceSource International, Inc. (I)	16,935	82,643
Sykes Enterprises, Inc. (I)	9,845	276,940
Syntel, Inc.	8,117	340,183
TeleTech Holdings, Inc.	4,350	126,107
The Hackett Group, Inc.	6,132	101,301
Travelport Worldwide, Ltd.	28,981	435,584
Unisys Corp. (I)	12,920	125,841
Virtusa Corp. (I)	7,190	177,449
		9,294,195
Semiconductors and semiconductor equipment - 3.5%
Acacia Communications, Inc. (I)(L)	1,341	138,498
Advanced Energy Industries, Inc. (I)	9,962	471,402
Advanced Micro Devices, Inc. (I)	165,795	1,145,643
Alpha & Omega Semiconductor, Ltd. (I)	4,725	102,627
Ambarella, Inc. (I)(L)	8,059	593,223
Amkor Technology, Inc. (I)	25,479	247,656
Applied Micro Circuits Corp. (I)	19,888	138,222
Axcelis Technologies, Inc. (I)	7,704	102,309
Brooks Automation, Inc.	17,289	235,303
Cabot Microelectronics Corp.	5,874	310,793
Cavium, Inc. (I)	16,321	949,882
CEVA, Inc. (I)	5,040	176,753
Cirrus Logic, Inc. (I)	15,766	837,963
Cohu, Inc.	7,171	84,188
Diodes, Inc. (I)	9,615	205,184
DSP Group, Inc. (I)	6,009	72,168
Entegris, Inc. (I)	35,713	622,120
Exar Corp. (I)	10,922	101,684
FormFactor, Inc. (I)	17,412	188,920
Inphi Corp. (I)	10,142	441,278
Integrated Device Technology, Inc. (I)	33,981	784,961
Intersil Corp., Class A	33,867	742,703
IXYS Corp.	6,610	79,651
Kopin Corp. (I)	18,741	40,855
Lattice Semiconductor Corp. (I)	30,627	198,769
MACOM Technology
Solutions Holdings, Inc. (I)	5,883	249,086

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MaxLinear, Inc., Class A (I)	13,953	$282,827
Microsemi Corp. (I)	28,689	1,204,364
MKS Instruments, Inc.	13,407	666,730
Monolithic Power Systems, Inc.	9,754	785,197
Nanometrics, Inc. (I)	6,139	137,145
NeoPhotonics Corp. (I)	8,012	130,916
NVE Corp.	1,344	79,215
PDF Solutions, Inc. (I)	7,066	128,389
Photronics, Inc. (I)	16,442	169,517
Power Integrations, Inc.	6,899	434,844
Rambus, Inc. (I)	27,562	344,525
Rudolph Technologies, Inc. (I)	7,564	134,185
Semtech Corp. (I)	16,332	452,886
Sigma Designs, Inc. (I)	9,574	74,581
Silicon Laboratories, Inc. (I)	10,387	610,756
Synaptics, Inc. (I)	9,373	549,070
Tessera Technologies, Inc.	12,376	475,733
Ultra Clean Holdings, Inc. (I)	9,243	68,491
Ultratech, Inc. (I)	5,563	128,394
Veeco Instruments, Inc. (I)	10,145	199,146
Xcerra Corp. (I)	14,614	88,561
		16,407,313
Software - 4.1%
8x8, Inc. (I)	22,218	342,824
A10 Networks, Inc. (I)	11,534	123,298
ACI Worldwide, Inc. (I)	29,211	566,109
American Software, Inc., Class A	7,018	77,900
Aspen Technology, Inc. (I)	20,817	974,027
AVG Technologies NV (I)(L)	10,589	264,831
Barracuda Networks, Inc. (I)	5,786	147,427
Blackbaud, Inc.	11,915	790,441
Bottomline Technologies (de), Inc. (I)	10,239	238,671
BroadSoft, Inc. (I)	7,390	344,005
Callidus Software, Inc. (I)	14,079	258,350
CommVault Systems, Inc. (I)	9,750	518,018
Digimarc Corp. (I)	2,284	87,591
Ebix, Inc. (L)	6,356	361,339
Ellie Mae, Inc. (I)	7,393	778,483
EnerNOC, Inc. (I)(L)	7,842	42,425
Epiq Systems, Inc.	5,997	98,891
Exa Corp. (I)	3,984	63,943
Fair Isaac Corp.	7,752	965,822
Fleetmatics Group PLC (I)	9,887	593,022
Gigamon, Inc. (I)	8,225	450,730
Globant SA (I)(L)	6,416	270,242
Glu Mobile, Inc. (I)(L)	26,643	59,680
Guidance Software, Inc. (I)	6,713	40,009
HubSpot, Inc. (I)	7,323	421,951
Imperva, Inc. (I)	7,274	390,687
Infoblox, Inc. (I)	14,177	373,847
Interactive Intelligence Group, Inc. (I)	4,573	275,020
Jive Software, Inc. (I)	16,293	69,408
Mentor Graphics Corp.	26,913	711,580
MicroStrategy, Inc., Class A (I)	2,389	400,014
Mitek Systems, Inc. (I)(L)	7,606	63,054
MobileIron, Inc. (I)	13,500	37,125
Model N, Inc. (I)	6,018	66,860
Monotype Imaging Holdings, Inc.	10,305	227,844
Paycom Software, Inc. (I)	11,088	555,841
Paylocity Holding Corp. (I)	5,468	243,107
Pegasystems, Inc.	9,158	270,069
Progress Software Corp. (I)	12,649	344,053
Proofpoint, Inc. (I)	10,300	770,955

The accompanying notes are an integral part of the financial statements.

201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
PROS Holdings, Inc. (I)	6,449	$145,812
QAD, Inc., Class A	2,692	60,247
Qualys, Inc. (I)	6,938	264,962
Rapid7, Inc. (I)	5,382	94,992
RealPage, Inc. (I)	13,721	352,630
RingCentral, Inc., Class A (I)	14,942	353,528
Rosetta Stone, Inc. (I)	5,682	48,183
Sapiens International Corp. NV	6,265	80,004
Silver Spring Networks, Inc. (I)	9,822	139,276
Synchronoss Technologies, Inc. (I)	10,478	431,484
Take-Two Interactive Software, Inc. (I)	20,941	944,020
Tangoe, Inc. (I)(L)	7,466	61,595
Telenav, Inc. (I)	9,358	53,621
The Rubicon Project, Inc. (I)	9,680	80,150
TiVo Corp. (I)	29,502	574,699
TubeMogul, Inc. (I)(L)	5,783	54,187
Varonis Systems, Inc. (I)	2,751	82,805
VASCO Data Security International, Inc. (I)	7,810	137,534
Verint Systems, Inc. (I)	15,682	590,114
Workiva, Inc. (I)(L)	5,795	105,063
Zendesk, Inc. (I)	20,521	630,200
Zix Corp. (I)	14,656	60,090
		19,024,689
Technology hardware, storage and peripherals - 0.6%
3D Systems Corp. (I)(L)	27,225	488,689
Avid Technology, Inc. (I)	8,768	69,618
Cray, Inc. (I)	10,171	239,425
Diebold, Inc.	17,218	426,834
Eastman Kodak Company (I)(L)	4,474	67,110
Electronics For Imaging, Inc. (I)	11,811	577,794
Immersion Corp. (I)	7,872	64,236
Nimble Storage, Inc. (I)	16,546	146,101
Pure Storage, Inc., Class A (I)(L)	17,289	234,266
Silicon Graphics International Corp. (I)	9,690	74,613
Stratasys, Ltd. (I)(L)	12,447	299,848
Super Micro Computer, Inc. (I)	9,824	229,587
USA Technologies, Inc. (I)(L)	10,221	57,289
		2,975,410
		79,463,950
Materials - 4.4%
Chemicals - 2.3%
A. Schulman, Inc.	7,318	213,100
AgroFresh Solutions, Inc. (I)	6,295	33,301
American Vanguard Corp.	7,294	117,142
Balchem Corp.	7,993	619,697
Calgon Carbon Corp.	12,759	193,554
Chase Corp.	1,785	123,379
Chemtura Corp. (I)	16,074	527,388
Codexis, Inc. (I)	10,116	44,915
Ferro Corp. (I)	21,078	291,087
Flotek Industries, Inc. (I)(L)	13,276	193,033
FutureFuel Corp.	6,552	73,907
GCP Applied Technologies, Inc. (I)	17,946	508,231
Hawkins, Inc.	2,488	107,805
HB Fuller Company	12,546	583,013
Ingevity Corp. (I)	10,767	496,359
Innophos Holdings, Inc.	4,887	190,740
Innospec, Inc.	5,910	359,387
KMG Chemicals, Inc.	2,319	65,697
Koppers Holdings, Inc. (I)	5,209	167,626
Kraton Corp. (I)	7,451	261,083

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc. (L)	6,074	$50,353
LSB Industries, Inc. (I)(L)	5,488	47,087
Minerals Technologies, Inc.	8,757	619,032
Olin Corp.	41,791	857,551
OMNOVA Solutions, Inc. (I)	11,251	94,958
PolyOne Corp.	21,124	714,202
Quaker Chemical Corp.	3,218	340,883
Rayonier Advanced Materials, Inc. (L)	11,152	149,102
Sensient Technologies Corp.	11,198	848,808
Stepan Company	4,942	359,086
TerraVia Holdings, Inc. (I)(L)	21,923	60,288
The Chemours Company	46,552	744,832
Trecora Resources (I)	5,342	61,006
Tredegar Corp.	6,619	123,047
Trinseo SA	7,226	408,703
Tronox, Ltd., Class A	16,384	153,518
		10,802,900
Construction materials - 0.2%
Headwaters, Inc. (I)	18,424	311,734
Summit Materials, Inc., Class A (I)	19,200	356,160
U.S. Concrete, Inc. (I)	3,623	166,894
		834,788
Containers and packaging - 0.1%
AEP Industries, Inc.	1,049	114,729
Greif, Inc., Class A	6,475	321,095
Greif, Inc., Class B	1,453	88,037
Multi Packaging
Solutions International, Ltd. (I)	5,346	77,036
Myers Industries, Inc.	5,769	74,939
UFP Technologies, Inc. (I)	1,988	52,682
		728,518
Metals and mining - 1.2%
AK Steel Holding Corp. (I)(L)	60,519	292,307
Allegheny Technologies, Inc. (L)	27,591	498,569
Carpenter Technology Corp.	11,749	484,764
Century Aluminum Company (I)	13,321	92,581
Cliffs Natural Resources, Inc. (I)(L)	44,742	261,741
Coeur Mining, Inc. (I)	40,985	484,853
Commercial Metals Company	28,933	468,425
Ferroglobe PLC	16,996	153,474
Gold Resource Corp. (L)	13,197	97,922
Haynes International, Inc.	3,247	120,496
Hecla Mining Company	96,181	548,232
Kaiser Aluminum Corp.	4,494	388,686
Materion Corp.	5,174	158,894
Olympic Steel, Inc.	2,443	53,990
Real Industry, Inc. (I)	7,167	43,862
Ryerson Holding Corp. (I)	3,323	37,517
Schnitzer Steel Industries, Inc., Class A	6,767	141,430
Stillwater Mining Company (I)	31,036	414,641
SunCoke Energy, Inc.	16,994	136,292
TimkenSteel Corp. (I)	10,536	110,101
Worthington Industries, Inc.	11,364	545,813
		5,534,590
Paper and forest products - 0.6%
Boise Cascade Company (I)	9,934	252,324
Clearwater Paper Corp. (I)	4,272	276,270
Deltic Timber Corp.	2,721	184,293
KapStone Paper and Packaging Corp.	21,933	414,972
Louisiana-Pacific Corp. (I)	36,239	682,380
Neenah Paper, Inc.	4,132	326,469

The accompanying notes are an integral part of the financial statements.

202

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
PH Glatfelter Company	11,079	$240,193
Schweitzer-Mauduit International, Inc.	7,618	293,750
		2,670,651
		20,571,447
Real estate - 7.7%
Equity real estate investment trusts - 7.2%
Acadia Realty Trust	17,645	639,455
Agree Realty Corp.	5,549	274,343
Alexander’s, Inc.	536	224,906
American Assets Trust, Inc.	9,850	427,293
Armada Hoffler Properties, Inc.	8,108	108,647
Ashford Hospitality Prime, Inc.	6,925	97,643
Ashford Hospitality Trust, Inc.	21,154	124,597
Bluerock Residential Growth REIT, Inc.	5,683	73,879
CareTrust REIT, Inc.	14,975	221,331
CatchMark Timber Trust, Inc., Class A	10,636	124,335
CBL & Associates Properties, Inc.	42,722	518,645
Cedar Realty Trust, Inc.	21,685	156,132
Chatham Lodging Trust	9,621	185,204
Chesapeake Lodging Trust	15,176	347,530
City Office REIT, Inc.	6,200	78,926
Colony Starwood Homes	16,430	471,541
Community Healthcare Trust, Inc.	3,740	81,981
CorEnergy Infrastructure Trust, Inc.	3,177	93,181
CoreSite Realty Corp.	8,402	622,084
Cousins Properties, Inc.	52,702	550,209
DiamondRock Hospitality Company	50,827	462,526
DuPont Fabros Technology, Inc.	18,630	768,488
Easterly Government Properties, Inc.	8,377	159,833
EastGroup Properties, Inc.	7,878	579,506
Education Realty Trust, Inc.	16,541	713,579
Farmland Partners, Inc. (L)	3,863	43,266
FelCor Lodging Trust, Inc.	35,161	226,085
First Industrial Realty Trust, Inc.	29,148	822,557
First Potomac Realty Trust	15,098	138,147
Four Corners Property Trust, Inc.	15,118	322,467
Franklin Street Properties Corp.	24,722	311,497
Getty Realty Corp.	6,729	161,025
Gladstone Commercial Corp.	6,467	120,480
Global Net Lease, Inc. (L)	43,654	356,217
Government Properties Income Trust	17,774	402,048
Gramercy Property Trust	106,206	1,023,790
Healthcare Realty Trust, Inc.	28,296	963,762
Hersha Hospitality Trust	10,549	190,093
Hudson Pacific Properties, Inc.	23,425	769,980
Independence Realty Trust, Inc.	11,184	100,656
InfraREIT, Inc. (I)	5,079	92,133
Investors Real Estate Trust	31,507	187,467
Kite Realty Group Trust	20,835	577,546
LaSalle Hotel Properties	26,873	641,459
Lexington Realty Trust	57,999	597,390
LTC Properties, Inc.	9,349	486,055
Mack-Cali Realty Corp.	22,506	612,613
Medical Properties Trust, Inc.	59,431	877,796
Monmouth Real Estate Investment Corp.	15,922	227,207
Monogram Residential Trust, Inc.	42,770	455,073
National Health Investors, Inc.	9,243	725,391
National Storage Affiliates Trust	8,747	183,162
New Senior Investment Group, Inc.	19,506	225,099
New York REIT, Inc.	42,207	386,194
NexPoint Residential Trust, Inc.	4,885	96,039
NorthStar Realty Europe Corp.	15,627	171,116

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
One Liberty Properties, Inc.	3,934	$95,045
Parkway Properties, Inc.	20,586	350,168
Pebblebrook Hotel Trust	18,097	481,380
Pennsylvania Real Estate Investment Trust	17,371	400,054
Physicians Realty Trust	33,961	731,520
Potlatch Corp.	10,416	405,078
Preferred Apartment
Communities, Inc., Class A	6,420	86,734
PS Business Parks, Inc.	4,871	553,199
QTS Realty Trust, Inc., Class A	11,615	613,853
RAIT Financial Trust	25,756	87,055
Ramco-Gershenson Properties Trust	20,129	377,217
Retail Opportunity Investments Corp.	26,998	592,876
Rexford Industrial Realty, Inc.	16,681	381,828
RLJ Lodging Trust	30,795	647,619
Ryman Hospitality Properties	10,900	524,944
Sabra Health Care REIT, Inc.	16,542	416,528
Saul Centers, Inc.	2,531	168,565
Select Income REIT	15,984	429,970
Seritage Growth Properties (L)	6,324	320,500
Silver Bay Realty Trust Corp.	8,460	148,304
STAG Industrial, Inc.	17,398	426,425
Summit Hotel Properties, Inc.	21,892	288,099
Sunstone Hotel Investors, Inc.	54,712	699,766
Terreno Realty Corp.	10,752	295,788
The GEO Group, Inc.	18,570	441,595
Tier REIT, Inc.	12,347	190,638
UMH Properties, Inc.	7,620	90,830
Universal Health Realty Income Trust	3,174	200,025
Urban Edge Properties	22,279	626,931
Urstadt Biddle Properties, Inc., Class A	6,625	147,208
Washington Prime Group, Inc.	47,013	582,021
Washington Real Estate Investment Trust	18,446	574,040
Whitestone REIT	7,421	103,003
Xenia Hotels & Resorts, Inc.	26,209	397,853
		33,476,263
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	11,878	456,353
Altisource Portfolio Solutions SA (I)	3,021	97,880
AV Homes, Inc. (I)	3,695	61,485
Consolidated-Tomoka Land Company	1,241	63,527
Forestar Group, Inc. (I)	9,122	106,819
FRP Holdings, Inc. (I)	1,926	59,841
HFF, Inc., Class A	9,222	255,357
Kennedy-Wilson Holdings, Inc.	20,973	472,941
Marcus & Millichap, Inc. (I)	3,885	101,593
RE/MAX Holdings, Inc., Class A	4,436	194,208
Tejon Ranch Company (I)	3,737	90,884
The RMR Group, Inc., Class A	1,876	71,175
The St. Joe Company (I)	13,058	240,006
		2,272,069
		35,748,332
Telecommunication services - 0.7%
Diversified telecommunication services - 0.6%
ATN International, Inc.	2,702	175,738
Cincinnati Bell, Inc. (I)	53,620	218,770
Cogent Communications Holdings, Inc.	10,286	378,628
Consolidated Communications Holdings, Inc.	12,298	310,402
FairPoint Communications, Inc. (I)	5,436	81,703
General Communication, Inc., Class A (I)	7,763	106,741
Globalstar, Inc. (I)(L)	98,709	119,438

The accompanying notes are an integral part of the financial statements.

203

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Hawaiian Telcom Holdco, Inc. (I)	1,915	$42,877
IDT Corp., Class B	4,635	79,907
Inteliquent, Inc.	8,630	139,288
Iridium Communications, Inc. (I)(L)	21,539	174,681
Lumos Networks Corp. (I)	5,506	77,084
ORBCOMM, Inc. (I)	16,449	168,602
pdvWireless, Inc. (I)(L)	2,651	60,708
Straight Path
Communications, Inc., Class B (I)(L)	2,610	66,842
Vonage Holdings Corp. (I)	48,819	322,694
Windstream Holdings, Inc. (L)	24,181	243,019
		2,767,122
Wireless telecommunication services - 0.1%
Boingo Wireless, Inc. (I)	9,722	99,942
Leap Wireless International, Inc. (I)	14,224	44,806
Shenandoah Telecommunications Company	11,791	320,833
Spok Holdings, Inc.	5,771	102,839
		568,420
		3,335,542
Utilities - 3.6%
Electric utilities - 1.1%
ALLETE, Inc.	12,518	746,323
El Paso Electric Company	10,298	481,637
IDACORP, Inc.	12,667	991,573
MGE Energy, Inc.	9,051	511,472
Otter Tail Corp.	9,655	333,966
PNM Resources, Inc.	20,134	658,784
Portland General Electric Company	22,477	957,295
The Empire District Electric Company	11,272	384,826
		5,065,876
Gas utilities - 1.1%
Chesapeake Utilities Corp.	3,679	224,640
Delta Natural Gas Company, Inc.	2,458	58,623
New Jersey Resources Corp.	21,514	706,950
Northwest Natural Gas Company	6,834	410,792
ONE Gas, Inc.	12,921	799,035
South Jersey Industries, Inc.	20,145	595,285
Southwest Gas Corp.	11,792	823,789
Spire, Inc.	11,143	710,255
WGL Holdings, Inc.	12,644	792,779
		5,122,148
Independent power and renewable electricity producers - 0.6%
Atlantic Power Corp.	34,214	84,509
Atlantica Yield PLC (L)	15,145	287,906
Dynegy, Inc. (I)	29,874	370,139
NRG Yield, Inc., Class A	9,412	153,604
NRG Yield, Inc., Class C	16,013	271,580
Ormat Technologies, Inc.	9,964	482,357
Pattern Energy Group, Inc.	15,012	337,620
Talen Energy Corp. (I)	21,656	299,936
TerraForm Global, Inc., Class A (I)	25,071	103,042
TerraForm Power, Inc., Class A (I)(L)	22,299	310,179
		2,700,872
Multi-utilities - 0.5%
Avista Corp.	15,798	660,198
Black Hills Corp.	12,959	793,350
NorthWestern Corp.	12,250	704,743
Unitil Corp.	3,699	144,483
		2,302,774

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Water utilities - 0.3%
American States Water Company	9,289	$372,024
Artesian Resources Corp., Class A	2,388	68,154
California Water Service Group	12,219	392,108
Connecticut Water Service, Inc.	2,881	143,272
Consolidated Water Company, Ltd. (L)	4,734	55,009
Middlesex Water Company	4,158	146,528
SJW Corp.	4,196	183,281
York Water Company	3,648	108,200
		1,468,576
		16,660,246
TOTAL COMMON STOCKS (Cost $330,066,421)		$440,392,506

WARRANTS - 0.0%
Education Management Corp. (Expiration
Date: 01/05/2022) (I)(N)	7,794	44
Imperial Holdings, Inc. (Expiration
Date: 04/11/2019) (I)(N)	1,261	25
TOTAL WARRANTS (Cost $0)		$69

SECURITIES LENDING COLLATERAL - 8.4%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	3,921,692	39,242,804
TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,242,459)		$39,242,804

SHORT-TERM INVESTMENTS - 4.7%
Repurchase agreement - 4.7%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $21,990,055 on 10/03/2016,
collateralized by $22,045,000 U.S. Treasury
Inflation Indexed Note, 0.125% due
07/15/2026 (valued at $22,430,788,
including interest)	$21,990,000	$21,990,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,990,000)		$21,990,000
Total Investments (Small Cap Index Trust)
(Cost $391,298,880) - 107.9%		$501,625,379
Other assets and liabilities, net - (7.9%)		(36,941,276)
TOTAL NET ASSETS - 100.0%		$464,684,103

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.9%
Consumer discretionary - 13.8%
Auto components - 1.1%
Cooper Tire & Rubber Company	5,058	$192,282
Cooper-Standard Holding, Inc. (I)	893	88,228
Dana, Inc.	8,071	125,827
Federal-Mogul Holdings Corp. (I)	946	9,091
Gentex Corp.	15,707	275,815
Modine Manufacturing Company (I)	6,862	81,383
Motorcar Parts of America, Inc. (I)	101	2,907
Shiloh Industries, Inc. (I)	1,515	10,711
Spartan Motors, Inc.	7,540	72,233
Standard Motor Products, Inc.	3,508	167,542

The accompanying notes are an integral part of the financial statements.

204

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Stoneridge, Inc. (I)	760	$13,984
Strattec Security Corp.	924	32,617
Superior Industries International, Inc.	4,329	126,234
Tower International, Inc.	46	1,109
Visteon Corp.	15,836	1,134,808
		2,334,771
Automobiles - 0.0%
Thor Industries, Inc.	585	49,550
Winnebago Industries, Inc.	1,336	31,490
		81,040
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,494	125,085
VOXX International Corp. (I)	3,131	9,362
Weyco Group, Inc.	1,316	35,361
		169,808
Diversified consumer services - 0.8%
American Public Education, Inc. (I)	112	2,219
Apollo Education Group, Inc. (I)	1,506	11,973
Ascent Capital Group, Inc., Class A (I)	3,168	73,403
Bridgepoint Education, Inc. (I)	3,463	23,791
Career Education Corp. (I)	16,001	108,647
Carriage Services, Inc.	1,797	42,499
DeVry Education Group, Inc.	276	6,365
Graham Holdings Company, Class B	516	248,387
Houghton Mifflin Harcourt Company (I)	3,821	51,240
K12, Inc. (I)	1,000	14,350
Lincoln Educational Services Corp. (I)	1,100	2,420
National American University Holdings, Inc.	4,665	9,750
Regis Corp. (I)	7,335	92,054
ServiceMaster Global Holdings, Inc. (I)	29,026	977,596
Sotheby’s	3,740	142,195
Universal Technical Institute, Inc.	3,087	5,495
		1,812,384
Hotels, restaurants and leisure - 2.9%
Ark Restaurants Corp.	64	1,453
Belmond, Ltd., Class A (I)	12,313	156,498
Biglari Holdings, Inc. (I)	1	436
Boyd Gaming Corp. (I)	59,334	1,173,627
Canterbury Park Holding Corp.	200	2,100
Dover Motorsports, Inc.	400	988
Gaming Partners International Corp. (I)	800	8,480
International Game Technology PLC	16,628	405,391
International Speedway Corp., Class A	2,802	93,643
Interval Leisure Group, Inc.	1,965	33,739
Intrawest Resorts Holdings, Inc. (I)	13	211
La Quinta Holdings, Inc. (I)	1,999	22,349
Luby’s, Inc. (I)	6,251	26,817
Marriott Vacations Worldwide Corp.	3,275	240,123
Monarch Casino & Resort, Inc. (I)	1,278	32,167
Panera Bread Company, Class A (I)	4,874	949,065
Papa John’s International, Inc.	14,938	1,177,861
RCI Hospitality Holdings, Inc.	2,439	28,122
Red Lion Hotels Corp. (I)	3,000	25,020
Red Robin Gourmet Burgers, Inc. (I)	743	33,390
Ruby Tuesday, Inc. (I)	9,400	23,500
Speedway Motorsports, Inc.	6,431	114,858
The Marcus Corp.	3,816	95,553
The Wendy’s Company	25,116	271,253
Vail Resorts, Inc.	8,130	1,275,434
		6,192,078

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables - 2.7%
Bassett Furniture Industries, Inc.	2,333	$54,242
Beazer Homes USA, Inc. (I)	49,115	572,681
CalAtlantic Group, Inc.	8,836	295,476
Cavco Industries, Inc. (I)	606	60,024
Century Communities, Inc. (I)	60	1,291
CSS Industries, Inc.	976	24,966
Emerson Radio Corp. (I)	4,869	4,966
Ethan Allen Interiors, Inc.	1,706	53,347
Flexsteel Industries, Inc.	1,750	90,510
Harman International Industries, Inc.	3,900	329,355
Helen of Troy, Ltd. (I)	15,262	1,315,127
Hooker Furniture Corp.	2,555	62,572
iRobot Corp. (I)	933	41,033
La-Z-Boy, Inc.	46,205	1,134,795
Libbey, Inc.	331	5,908
Lifetime Brands, Inc.	2,931	39,451
M/I Homes, Inc. (I)	2,195	51,736
MDC Holdings, Inc.	4,228	109,082
Meritage Homes Corp. (I)	2,959	102,677
NACCO Industries, Inc., Class A	700	47,572
PulteGroup, Inc.	31,820	637,673
Skullcandy, Inc. (I)	5,061	32,087
Skyline Corp. (I)	1,252	17,140
Stanley Furniture Company, Inc.	2,340	4,189
Toll Brothers, Inc. (I)	15,015	448,348
TopBuild Corp. (I)	1,355	44,986
TRI Pointe Group, Inc. (I)	13,897	183,162
Universal Electronics, Inc. (I)	1,240	92,330
WCI Communities, Inc. (I)	24	569
		5,857,295
Internet and direct marketing retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	4,819	44,190
FTD Companies, Inc. (I)	1,454	29,909
Liberty TripAdvisor Holdings, Inc., Class A (I)	4,038	88,230
		162,329
Leisure products - 0.2%
Callaway Golf Company	14,553	168,960
Escalade, Inc.	3,529	45,030
JAKKS Pacific, Inc. (I)	2,278	19,682
Johnson Outdoors, Inc., Class A	2,170	78,923
Vista Outdoor, Inc. (I)	2,148	85,619
		398,214
Media - 1.3%
A H Belo Corp., Class A	4,238	31,149
AMC Entertainment Holdings, Inc., Class A	303	9,420
Ballantyne Strong, Inc. (I)	1,114	7,798
Beasley Broadcast Group, Inc., Class A	502	2,726
Carmike Cinemas, Inc. (I)	477	15,593
Cumulus Media, Inc., Class A (I)	15,145	4,996
Entercom Communications Corp., Class A	7,530	97,438
Gannett Company, Inc.	8,543	99,441
Global Eagle Entertainment, Inc. (I)	1,300	10,803
Gray Television, Inc. (I)	10,200	105,672
Harte-Hanks, Inc.	8,315	13,470
John Wiley & Sons, Inc., Class A	3,346	172,687
Media General, Inc. (I)	292	5,382
Meredith Corp.	3,097	161,013
New Media Investment Group, Inc.	187	2,899
Nexstar Broadcasting Group, Inc., Class A (L)	19,829	1,144,332
Radio One, Inc., Class D (I)	2,400	7,272
Reading International, Inc., Class A (I)	1,100	14,685

The accompanying notes are an integral part of the financial statements.

205

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Salem Media Group, Inc.	4,439	$26,101
Scholastic Corp.	1,959	77,106
TEGNA, Inc.	19,139	418,379
The EW Scripps Company, Class A (I)	5,115	81,329
The Madison Square Garden
Company, Class A (I)	326	55,228
The McClatchy Company, Class A (I)	844	13,614
The New York Times Company, Class A	10,713	128,020
Time, Inc.	6,335	91,731
		2,798,284
Multiline retail - 0.2%
Dillard’s, Inc., Class A	3,618	227,970
Fred’s, Inc., Class A	2,000	18,120
Gordmans Stores, Inc. (I)	3,030	2,636
J.C. Penney Company, Inc. (I)(L)	23,315	214,964
Tuesday Morning Corp. (I)	2,100	12,558
		476,248
Specialty retail - 3.5%
Aaron’s, Inc.	9,255	235,262
Abercrombie & Fitch Company, Class A	4,087	64,942
American Eagle Outfitters, Inc. (L)	60,839	1,086,585
Ascena Retail Group, Inc. (I)	11,786	65,884
AutoNation, Inc. (I)	8,182	398,545
Barnes & Noble Education, Inc. (I)	6,174	59,085
Barnes & Noble, Inc.	9,769	110,390
Bed Bath & Beyond, Inc.	4,342	187,184
Big 5 Sporting Goods Corp.	1,104	15,036
Build-A-Bear Workshop, Inc. (I)	2,470	25,589
Caleres, Inc.	7,015	177,409
Chico’s FAS, Inc.	8,139	96,854
Christopher & Banks Corp. (I)	488	708
Citi Trends, Inc.	3,741	74,558
Conn’s, Inc. (I)	76	784
DSW, Inc., Class A	6,370	130,458
Express, Inc. (I)	3,676	43,340
GameStop Corp., Class A	10,093	278,466
Genesco, Inc. (I)	2,034	110,772
GNC Holdings, Inc., Class A	29,866	609,864
Group 1 Automotive, Inc.	2,967	189,532
Guess?, Inc.	5,168	75,504
Haverty Furniture Companies, Inc.	2,458	49,258
hhgregg, Inc. (I)(L)	2,951	5,430
Lithia Motors, Inc., Class A	349	33,336
MarineMax, Inc. (I)	4,789	100,330
New York & Company, Inc. (I)	5,638	12,742
Office Depot, Inc.	31,041	110,816
Penske Automotive Group, Inc. (L)	8,306	400,183
Perfumania Holdings, Inc. (I)	848	1,849
Rent-A-Center, Inc.	7,876	99,553
Sally Beauty Holdings, Inc. (I)	32,219	827,384
Shoe Carnival, Inc.	3,229	86,085
Sonic Automotive, Inc., Class A	1,811	34,047
Stage Stores, Inc.	5,877	32,970
Staples, Inc.	25,589	218,786
Tandy Leather Factory, Inc. (I)	1,690	12,945
The Cato Corp., Class A	1,957	64,366
The Children’s Place, Inc.	937	74,838
The Finish Line, Inc., Class A	3,829	88,373
The Michaels Companies, Inc. (I)	48,218	1,165,429
Trans World Entertainment Corp. (I)	6,243	21,538
Vitamin Shoppe, Inc. (I)	1,983	53,244
West Marine, Inc. (I)	5,421	44,832

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Zumiez, Inc. (I)	400	$7,200
		7,582,285
Textiles, apparel and luxury goods - 0.9%
Charles & Colvard, Ltd. (I)	3,400	3,944
Columbia Sportswear Company	17,197	975,758
Culp, Inc.	1,603	47,721
Deckers Outdoor Corp. (I)	2,831	168,586
Delta Apparel, Inc. (I)	500	8,230
Fossil Group, Inc. (I)(L)	1,707	47,403
G-III Apparel Group, Ltd. (I)	2,651	77,277
Iconix Brand Group, Inc. (I)(L)	8,941	72,601
Lakeland Industries, Inc. (I)	1,110	11,045
Movado Group, Inc.	3,138	67,404
Perry Ellis International, Inc. (I)	2,800	53,984
Rocky Brands, Inc.	1,478	15,622
Superior Uniform Group, Inc.	663	13,121
Unifi, Inc. (I)	3,647	107,331
Vera Bradley, Inc. (I)	518	7,848
Wolverine World Wide, Inc.	6,487	149,396
		1,827,271
		29,692,007
Consumer staples - 2.7%
Beverages - 0.1%
Craft Brew Alliance, Inc. (I)	2,909	54,776
MGP Ingredients, Inc.	2,764	111,997
		166,773
Food and staples retailing - 0.3%
Ingles Markets, Inc., Class A	3,007	118,897
Smart & Final Stores, Inc. (I)	429	5,478
SpartanNash Company	5,378	155,532
The Andersons, Inc.	3,784	136,905
The Chefs’ Warehouse, Inc. (I)	804	8,957
United Natural Foods, Inc. (I)	2,419	96,857
Village Super Market, Inc., Class A	685	21,927
Weis Markets, Inc.	3,844	203,732
		748,285
Food products - 2.0%
Alico, Inc.	341	9,159
Cal-Maine Foods, Inc. (L)	300	11,562
Darling Ingredients, Inc. (I)	13,547	183,020
Dean Foods Company	8,717	142,959
Ingredion, Inc.	3,007	400,111
John B. Sanfilippo & Son, Inc.	2,004	102,865
Landec Corp. (I)	3,865	51,830
Omega Protein Corp. (I)	4,079	95,326
Pinnacle Foods, Inc.	30,583	1,534,349
Post Holdings, Inc. (I)	3,890	300,191
Sanderson Farms, Inc.	2,059	198,343
Seaboard Corp. (I)	58	199,520
Seneca Foods Corp., Class A (I)	1,409	39,790
Snyder’s-Lance, Inc.	1,328	44,594
TreeHouse Foods, Inc. (I)	10,650	928,574
		4,242,193
Household products - 0.1%
Central Garden & Pet Company (I)	2,553	66,378
Central Garden & Pet Company, Class A (I)	7,962	197,458
Oil-Dri Corp. of America	531	19,987
Orchids Paper Products Company (L)	1,176	32,022
		315,845

The accompanying notes are an integral part of the financial statements.

206

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products - 0.1%
Inter Parfums, Inc.	1,604	$51,761
Mannatech, Inc.	276	4,949
Natural Alternatives International, Inc. (I)	200	2,628
Nutraceutical International Corp. (I)	2,093	65,385
		124,723
Tobacco - 0.1%
Universal Corp.	2,997	174,485
		5,772,304
Energy - 6.9%
Energy equipment and services - 3.4%
Archrock, Inc.	12,331	161,289
Atwood Oceanics, Inc. (L)	6,364	55,303
Bristow Group, Inc.	4,893	68,600
Dawson Geophysical Company (I)	3,760	28,689
Diamond Offshore Drilling, Inc. (L)	12,013	211,549
Dril-Quip, Inc. (I)	2,812	156,741
ENGlobal Corp. (I)	4,600	6,946
Era Group, Inc. (I)	4,560	36,708
Exterran Corp. (I)	6,165	96,667
FMC Technologies, Inc. (I)	13,246	393,009
Forum Energy Technologies, Inc. (I)	61,721	1,225,779
Gulf Island Fabrication, Inc.	3,019	27,775
Gulfmark Offshore, Inc., Class A (I)	5,053	8,489
Helix Energy Solutions Group, Inc. (I)	14,220	115,609
Helmerich & Payne, Inc. (L)	9,896	666,001
Hornbeck Offshore Services, Inc. (I)(L)	5,300	29,150
Matrix Service Company (I)	2,731	51,234
McDermott International, Inc. (I)	20,409	102,249
Mitcham Industries, Inc. (I)	2,431	8,022
Nabors Industries, Ltd.	33,513	407,518
Natural Gas Services Group, Inc. (I)	2,620	64,426
Newpark Resources, Inc. (I)	12,359	90,962
Noble Corp. PLC	16,058	101,808
Oceaneering International, Inc.	8,109	223,079
Oil States International, Inc. (I)	4,041	127,574
Pacific Drilling SA (I)(L)	3,449	14,003
Parker Drilling Company (I)	22,288	48,365
Patterson-UTI Energy, Inc.	16,038	358,770
PHI, Inc. (I)	443	8,085
PHI, Inc. (I)	3,660	66,502
Pioneer Energy Services Corp. (I)	13,400	54,136
Rowan Companies PLC, Class A	12,998	197,050
SEACOR Holdings, Inc. (I)(L)	2,929	174,246
Superior Energy Services, Inc.	66,268	1,186,197
Tesco Corp.	9,436	76,998
TETRA Technologies, Inc. (I)	11,674	71,328
Tidewater, Inc. (L)	8,035	22,659
Transocean, Ltd. (I)(L)	29,297	312,306
Unit Corp. (I)	9,506	176,812
		7,232,633
Oil, gas and consumable fuels - 3.5%
Adams Resources & Energy, Inc.	724	28,468
Alon USA Energy, Inc.	7,477	60,265
Bill Barrett Corp. (I)	4,721	26,249
Callon Petroleum Company (I)	4,869	76,443
Clayton Williams Energy, Inc. (I)	1,167	99,708
Cloud Peak Energy, Inc. (I)	3,741	20,351
CONSOL Energy, Inc. (L)	17,594	337,805
Contango Oil & Gas Company (I)	3,786	38,693
CVR Energy, Inc. (L)	2,759	37,991
Delek US Holdings, Inc.	7,310	126,390

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Denbury Resources, Inc. (I)(L)	38,287	$123,667
DHT Holdings, Inc.	3,733	15,641
Dorian LPG, Ltd. (I)	56	336
Energen Corp.	22,513	1,299,450
GasLog, Ltd. (L)	1,604	23,338
Gastar Exploration, Inc. (I)	1,866	1,576
Green Plains, Inc.	7,544	197,653
HollyFrontier Corp.	5,840	143,080
Kosmos Energy, Ltd. (I)	18,117	116,130
Newfield Exploration Company (I)	28,767	1,250,214
Northern Oil and Gas, Inc. (I)	1,785	4,784
Oasis Petroleum, Inc. (I)	10,373	118,978
Overseas Shipholding Group, Inc., Class A	861	9,101
Panhandle Oil and Gas, Inc., Class A	2,510	44,000
PBF Energy, Inc., Class A	8,081	182,954
PDC Energy, Inc. (I)	1,154	77,387
QEP Resources, Inc.	12,554	245,180
Range Resources Corp.	1,369	53,049
Renewable Energy Group, Inc. (I)	2,214	18,753
Rice Energy, Inc. (I)	1,851	48,330
RSP Permian, Inc. (I)	36,291	1,407,365
Scorpio Tankers, Inc.	16,932	78,395
SemGroup Corp., Class A	3,655	129,241
Ship Finance International, Ltd. (L)	1,300	19,149
SM Energy Company	4,504	173,764
Southwestern Energy Company (I)	4,292	59,401
Synergy Resources Corp. (I)	6,189	42,890
Targa Resources Corp.	4,284	210,387
Teekay Corp.	286	2,205
Teekay Tankers, Ltd., Class A	1,778	4,498
Western Refining, Inc.	7,063	186,887
Whiting Petroleum Corp. (I)	10,821	94,576
WPX Energy, Inc. (I)	23,450	309,306
		7,544,028
		14,776,661
Financials - 20.8%
Banks - 11.3%
1st Source Corp.	3,372	120,364
American National Bankshares, Inc.	1,848	51,652
American River Bankshares (I)	2,249	24,379
Ameris Bancorp	635	22,193
Associated Banc-Corp.	17,739	347,507
BancFirst Corp.	1,402	101,659
BancorpSouth, Inc.	7,165	166,228
Bank of Commerce Holdings	3,606	25,963
Bank of the Ozarks, Inc.	26,161	1,004,582
BankUnited, Inc.	30,057	907,721
Banner Corp.	1,129	49,382
Bar Harbor Bankshares	1,000	36,720
BCB Bancorp, Inc.	1,477	16,616
Berkshire Hills Bancorp, Inc.	4,748	131,567
BNC Bancorp	538	13,084
BOK Financial Corp. (L)	1,408	97,110
Boston Private Financial Holdings, Inc.	9,773	125,388
Brookline Bancorp, Inc.	15,129	184,423
Bryn Mawr Bank Corp.	1,969	62,988
C&F Financial Corp.	627	27,011
California First National Bancorp	1,653	23,076
Camden National Corp.	1,148	54,806
Capital Bank Financial Corp., Class A	675	21,674
Capital City Bank Group, Inc.	3,946	58,282
Cardinal Financial Corp.	4,331	112,996

The accompanying notes are an integral part of the financial statements.

207

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Cascade Bancorp (I)	79	$479
CenterState Banks, Inc.	3,102	54,998
Central Pacific Financial Corp.	3,754	94,563
Century Bancorp, Inc., Class A	836	37,888
Chemical Financial Corp.	4,133	182,389
Chemung Financial Corp.	966	28,004
City Holding Company	1,085	54,565
CNB Financial Corp.	1,962	41,516
CoBiz Financial, Inc.	3,423	45,560
Columbia Banking System, Inc.	4,816	157,580
Community Bank Systems, Inc.	2,110	101,512
Community Trust Bancorp, Inc.	2,447	90,808
ConnectOne Bancorp, Inc.	577	10,421
Customers Bancorp, Inc. (I)	900	22,644
CVB Financial Corp.	4,276	75,300
East West Bancorp, Inc.	32,804	1,204,235
Eastern Virginia Bankshares, Inc.	2,996	24,088
Enterprise Bancorp, Inc.	246	6,888
Enterprise Financial Services Corp.	2,628	82,125
Farmers Capital Bank Corp.	1,551	45,972
FCB Financial Holdings, Inc., Class A (I)	1,310	50,343
Fidelity Southern Corp.	3,081	56,660
Financial Institutions, Inc.	1,481	40,150
First Bancorp	4,396	86,997
First BanCorp (I)	38,671	201,089
First Bancorp, Inc.	1,769	42,403
First Busey Corp.	341	7,707
First Business Financial Services, Inc.	1,366	32,101
First Citizens BancShares, Inc., Class A	320	94,045
First Commonwealth Financial Corp.	13,744	138,677
First Community Bancshares, Inc.	4,630	114,824
First Connecticut Bancorp, Inc.	3,963	70,502
First Financial Bancorp	4,968	108,501
First Financial Corp.	1,877	76,356
First Financial Northwest, Inc.	3,879	54,965
First Interstate BancSystem, Inc., Class A	1,660	52,307
First Merchants Corp.	4,679	125,163
First Midwest Bancorp, Inc.	7,500	145,200
First NBC Bank Holding Company (I)	102	963
First South Bancorp, Inc.	1,628	15,775
Flushing Financial Corp.	4,247	100,739
FNB Corp.	11,923	146,653
Fulton Financial Corp.	18,259	265,121
Glacier Bancorp, Inc.	23,947	682,968
Great Southern Bancorp, Inc.	2,054	83,598
Great Western Bancorp, Inc.	36,527	1,217,080
Guaranty Bancorp	3,284	58,619
Hancock Holding Company	6,631	215,043
Hanmi Financial Corp.	4,672	123,060
Heartland Financial USA, Inc.	2,428	87,578
Heritage Commerce Corp.	2,996	32,776
Heritage Financial Corp.	1,481	26,584
Hilltop Holdings, Inc. (I)	6,466	145,226
Hope Bancorp, Inc.	12,412	215,596
Horizon Bancorp	1,444	42,425
IBERIABANK Corp.	19,785	1,327,969
Independent Bank Corp. (MA)	1,562	84,489
Independent Bank Corp. (MI)	206	3,467
Independent Bank Group, Inc.	53	2,341
International Bancshares Corp.	8,402	250,212
Investors Bancorp, Inc.	29,794	357,826
Lakeland Bancorp, Inc.	4,261	59,824
LegacyTexas Financial Group, Inc.	3,326	105,201

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Macatawa Bank Corp.	8,394	$67,068
MainSource Financial Group, Inc.	4,125	102,919
MB Financial, Inc.	155	5,896
MBT Financial Corp.	3,223	29,168
Mercantile Bank Corp.	1,266	33,992
Merchants Bancshares, Inc.	1,017	32,941
MidSouth Bancorp, Inc.	1,822	18,949
MidWestOne Financial Group, Inc.	1,343	40,787
National Bank Holdings Corp., Class A	757	17,691
NBT Bancorp, Inc.	3,823	125,662
Northrim BanCorp, Inc.	1,530	39,398
Norwood Financial Corp.	792	23,190
OFG Bancorp	6,515	65,867
Old National Bancorp	9,994	140,516
Old Second Bancorp, Inc.	2,721	22,612
Opus Bank	1,848	65,364
Pacific Continental Corp.	2,749	46,238
Pacific Mercantile Bancorp (I)	2,510	18,499
PacWest Bancorp	10,484	449,868
Park Sterling Corp.	10,501	85,268
Peapack Gladstone Financial Corp.	1,625	36,416
Penns Woods Bancorp, Inc. (L)	792	35,212
People’s United Financial, Inc.	30,746	486,402
Peoples Bancorp, Inc.	2,153	52,942
Pinnacle Financial Partners, Inc.	19,075	1,031,576
Popular, Inc.	7,939	303,429
Preferred Bank	1,883	67,317
Premier Financial Bancorp, Inc.	2,052	35,171
Prosperity Bancshares, Inc.	6,185	339,495
QCR Holdings, Inc.	1,521	48,277
Renasant Corp.	5,299	178,205
Republic Bancorp, Inc., Class A	4,422	137,436
Republic First Bancorp, Inc. (I)	3,612	14,845
S&T Bancorp, Inc.	4,287	124,280
Sandy Spring Bancorp, Inc.	3,480	106,418
Seacoast Banking Corp. of Florida (I)	1,191	19,163
Shore Bancshares, Inc.	2,225	26,211
Sierra Bancorp	2,175	40,803
Simmons First National Corp., Class A	1,295	64,621
South State Corp.	1,779	133,496
Southern National Bancorp of Virginia, Inc.	1,959	25,565
Southside Bancshares, Inc.	574	18,471
Southwest Bancorp, Inc.	4,604	87,430
State Bank Financial Corp.	2,215	50,546
Sterling Bancorp	11,308	197,890
Suffolk Bancorp	1,938	67,384
Sun Bancorp, Inc.	282	6,503
Synovus Financial Corp. (I)	33,712	1,096,651
TCF Financial Corp.	13,821	200,543
Texas Capital Bancshares, Inc. (I)	2,827	155,259
The Bancorp, Inc. (I)	3,062	19,658
Tompkins Financial Corp.	449	34,308
Towne Bank	4,414	106,068
TriCo Bancshares	400	10,708
Trustmark Corp.	6,295	173,490
Umpqua Holdings Corp.	21,424	322,431
Union Bankshares Corp.	6,132	164,154
United Community Banks, Inc.	4,348	91,395
Univest Corp. of Pennsylvania	4,029	94,117
Valley National Bancorp	19,063	185,483
Washington Trust Bancorp, Inc.	1,728	69,500
Webster Financial Corp.	27,988	1,063,824
WesBanco, Inc.	6,177	203,100

The accompanying notes are an integral part of the financial statements.

208

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
West Bancorporation, Inc.	843	$16,523
Western Alliance Bancorp (I)	28,612	1,074,094
Wintrust Financial Corp.	3,466	192,606
Zions Bancorporation	20,112	623,874
		24,363,212
Capital markets - 1.4%
Calamos Asset Management, Inc., Class A	4,844	33,036
Cowen Group, Inc., Class A (I)(L)	27,926	101,371
E*TRADE Financial Corp. (I)	55,955	1,629,410
INTL. FCStone, Inc. (I)	4,806	186,713
Investment Technology Group, Inc.	2,461	42,182
Janus Capital Group, Inc.	27,904	390,935
KCG Holdings, Inc., Class A (I)	2,256	35,036
Legg Mason, Inc.	11,084	371,092
Oppenheimer Holdings, Inc., Class A	3,213	45,914
Piper Jaffray Companies (I)	800	38,640
Stifel Financial Corp. (I)	4,197	161,375
TheStreet, Inc.	4,157	4,573
Virtus Investment Partners, Inc.	151	14,777
		3,055,054
Consumer finance - 0.5%
Asta Funding, Inc. (I)	2,925	30,713
Emergent Capital, Inc. (I)	5,828	17,076
Encore Capital Group, Inc. (I)(L)	2,320	52,154
EZCORP, Inc., Class A (I)	1,009	11,160
FirstCash, Inc.	1,812	85,309
Green Dot Corp., Class A (I)	3,994	92,102
Navient Corp.	27,272	394,626
Nelnet, Inc., Class A	4,156	167,778
Nicholas Financial, Inc. (I)	75	759
PRA Group, Inc. (I)	768	26,527
Santander Consumer USA Holdings, Inc. (I)	5,491	66,771
		944,975
Diversified financial services - 0.1%
BBX Capital Corp., Class A (I)	241	4,972
FNFV Group (I)	601	7,500
Leucadia National Corp.	4,328	82,405
Marlin Business Services Corp.	1,698	32,907
NewStar Financial, Inc. (I)	8,366	81,234
PICO Holdings, Inc. (I)	2,493	29,392
		238,410
Insurance - 6.0%
Allied World Assurance Company Holdings AG	10,504	424,572
Ambac Financial Group, Inc. (I)	1,536	28,247
American Equity Investment Life
Holding Company	9,734	172,584
American Financial Group, Inc.	16,091	1,206,825
American National Insurance Company	2,344	285,874
AMERISAFE, Inc.	589	34,621
Argo Group International Holdings, Ltd.	4,408	248,699
Aspen Insurance Holdings, Ltd.	7,328	341,412
Assurant, Inc.	6,914	637,817
Assured Guaranty, Ltd.	14,494	402,209
Axis Capital Holdings, Ltd.	10,564	573,942
Baldwin & Lyons, Inc., Class B	2,973	76,198
CNO Financial Group, Inc.	83,468	1,274,556
Donegal Group, Inc., Class A	4,559	73,445
EMC Insurance Group, Inc.	4,339	116,849
Employers Holdings, Inc.	2,717	81,048
Endurance Specialty Holdings, Ltd.	7,093	464,237
Enstar Group, Ltd. (I)	597	98,189

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
FBL Financial Group, Inc., Class A	4,495	$287,545
Federated National Holding Company	1,090	20,372
Genworth Financial, Inc., Class A (I)	8,349	41,411
Global Indemnity PLC (I)	2,945	87,467
Greenlight Capital Re, Ltd., Class A (I)	2,616	53,471
Hallmark Financial Services, Inc. (I)	4,008	41,242
Heritage Insurance Holdings, Inc.	657	9,467
Horace Mann Educators Corp.	21,614	792,153
Independence Holding Company	3,958	67,998
Investors Title Company	438	43,581
Kemper Corp.	6,629	260,652
Maiden Holdings, Ltd.	14,084	178,726
MBIA, Inc. (I)	14,455	112,604
National General Holdings Corp.	2,421	53,843
National Western Life Group, Inc., Class A	738	151,563
Old Republic International Corp.	19,854	349,827
ProAssurance Corp.	1,205	63,238
Reinsurance Group of America, Inc.	6,379	688,549
RenaissanceRe Holdings, Ltd.	4,161	499,986
Safety Insurance Group, Inc.	1,060	71,253
Selective Insurance Group, Inc.	5,508	219,549
State Auto Financial Corp.	4,187	99,692
State National Companies, Inc.	194	2,157
Stewart Information Services Corp.	2,162	96,101
The Hanover Insurance Group, Inc.	17,982	1,356,202
The Navigators Group, Inc.	2,118	205,277
United Fire Group, Inc.	2,908	123,067
Validus Holdings, Ltd.	8,883	442,551
White Mountains Insurance Group, Ltd.	44	36,520
		12,997,388
Thrifts and mortgage finance - 1.5%
ASB Bancorp, Inc. (I)	799	20,918
Astoria Financial Corp.	16,177	236,184
Bank Mutual Corp.	10,661	81,876
BankFinancial Corp.	4,835	61,405
Beneficial Bancorp, Inc. (I)	1,643	24,169
Capitol Federal Financial, Inc.	19,104	268,793
Chicopee Bancorp, Inc.	783	14,486
Dime Community Bancshares, Inc.	5,215	87,403
ESSA Bancorp, Inc.	897	12,406
EverBank Financial Corp.	6,076	117,631
Federal Agricultural Mortgage Corp., Class C	1,713	67,664
First Defiance Financial Corp.	2,186	97,583
Flagstar Bancorp, Inc. (I)	7,461	207,043
Home Bancorp, Inc.	1,668	46,704
HomeStreet, Inc. (I)	1,732	43,404
HopFed Bancorp, Inc.	1,799	20,167
Kearny Financial Corp.	3,637	49,500
Lake Sunapee Bank Group (L)	1,485	26,834
Meridian Bancorp, Inc.	1,625	25,301
Meta Financial Group, Inc.	965	58,489
Northeast Community Bancorp, Inc.	1,932	13,524
Northfield Bancorp, Inc.	6,576	105,874
Northwest Bancshares, Inc.	7,698	120,936
Oritani Financial Corp.	7,033	110,559
PHH Corp. (I)	10,506	151,812
Provident Financial Holdings, Inc.	1,778	34,778
Provident Financial Services, Inc.	4,435	94,155
Prudential Bancorp, Inc.	1,696	24,558
Radian Group, Inc.	13,453	182,288
Riverview Bancorp, Inc.	5,483	29,499
SI Financial Group, Inc.	2,433	32,116
Southern Missouri Bancorp, Inc.	1,012	25,199

The accompanying notes are an integral part of the financial statements.

209

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Territorial Bancorp, Inc.	1,722	$49,353
TierOne Corp. (I)	2,328	1
TrustCo Bank Corp.	13,738	97,402
United Community Financial Corp.	10,961	77,933
United Financial Bancorp, Inc.	4,950	68,508
Walker & Dunlop, Inc. (I)	1,536	38,799
Washington Federal, Inc.	8,550	228,114
Waterstone Financial, Inc.	3,678	62,489
Westfield Financial, Inc.	4,152	31,763
WSFS Financial Corp.	1,264	46,123
		3,193,743
		44,792,782
Health care - 9.2%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (I)	1,660	34,661
Aptevo Therapeutics, Inc. (I)	2,502	6,405
Emergent BioSolutions, Inc. (I)	2,728	86,014
Neurocrine Biosciences, Inc. (I)	21,946	1,111,345
Retrophin, Inc. (I)	35,271	789,365
Trius Therapeutics, Inc.	1,482	163
		2,027,953
Health care equipment and supplies - 3.0%
Analogic Corp.	14,768	1,308,445
AngioDynamics, Inc. (I)	8,277	145,179
CONMED Corp.	3,500	140,210
CryoLife, Inc.	4,002	70,315
Cynosure, Inc., Class A (I)	1,873	95,411
Exactech, Inc. (I)	1,991	53,817
Haemonetics Corp. (I)	2,060	74,593
Halyard Health, Inc. (I)	3,169	109,838
Hill-Rom Holdings, Inc.	24,786	1,536,236
Integer Holdings Corp. (I)	3,335	72,336
Invacare Corp.	3,396	37,933
Kewaunee Scientific Corp.	83	1,977
Merit Medical Systems, Inc. (I)	6,737	163,642
Misonix, Inc. (I)	303	1,606
Nevro Corp. (I)(L)	12,486	1,303,414
Nuvectra Corp. (I)	1,111	7,688
OraSure Technologies, Inc. (I)	89	709
Orthofix International NV (I)	241	10,308
RTI Surgical, Inc. (I)	4,931	15,434
SeaSpine Holdings Corp. (I)	580	5,864
Span-America Medical Systems, Inc.	684	12,791
Wright Medical Group NV (I)	51,403	1,260,916
		6,428,662
Health care providers and services - 2.4%
Acadia Healthcare Company, Inc. (I)	19,368	959,684
Aceto Corp.	4,420	83,936
Air Methods Corp. (I)	2,139	67,357
Almost Family, Inc. (I)	2,180	80,159
Amsurg Corp. (I)	5,246	351,744
Brookdale Senior Living, Inc. (I)	14,058	245,312
Community Health Systems, Inc. (I)	7,907	91,247
Cross Country Healthcare, Inc. (I)	5,005	58,959
Digirad Corp.	3,100	15,810
Five Star Quality Care, Inc. (I)	8,754	16,720
Hanger, Inc. (I)	2,811	23,894
Healthways, Inc. (I)	5,277	139,629
Kindred Healthcare, Inc.	9,022	92,205
LHC Group, Inc. (I)	2,725	100,498
LifePoint Health, Inc. (I)	4,269	252,853

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Magellan Health, Inc. (I)	3,245	$174,354
Medcath Corp. (I)	3,806	1,903
MEDNAX, Inc. (I)	1,347	89,239
Molina Healthcare, Inc. (I)	5,319	310,204
National HealthCare Corp.	2,444	161,280
Owens & Minor, Inc.	5,919	205,567
PharMerica Corp. (I)	6,796	190,764
Quorum Health Corp. (I)	2,853	17,888
Select Medical Holdings Corp. (I)	16,876	227,826
Team Health Holdings, Inc. (I)	20,904	680,634
The Ensign Group, Inc.	1,260	25,364
The Providence Service Corp. (I)	722	35,111
Triple-S Management Corp., Class B (I)	3,459	75,856
Universal American Corp.	8,336	63,770
WellCare Health Plans, Inc. (I)	2,649	310,171
		5,149,938
Health care technology - 0.6%
Arrhythmia Research Technology, Inc. (I)	200	838
HealthStream, Inc. (I)	33	911
HMS Holdings Corp. (I)	57,069	1,265,220
Omnicell, Inc. (I)	1,102	42,207
		1,309,176
Life sciences tools and services - 1.0%
Bio-Techne Corp.	10,157	1,112,192
Cambrex Corp. (I)	19,883	883,998
Harvard Bioscience, Inc. (I)	6,562	17,849
Luminex Corp. (I)	1,153	26,196
VWR Corp. (I)	7,125	202,065
		2,242,300
Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc. (I)	903	17,130
Cumberland Pharmaceuticals, Inc. (I)	956	4,790
Forest Laboratories, Inc.	767	0
FRD Acquisition Company	5,160	3,493
Impax Laboratories, Inc. (I)	27,941	662,202
Phibro Animal Health Corp., Class A	30,658	833,284
Prestige Brands Holdings, Inc. (I)	1,411	68,109
SciClone Pharmaceuticals, Inc. (I)	1,021	10,465
Supernus Pharmaceuticals, Inc. (I)	41,599	1,028,743
		2,628,216
		19,786,245
Industrials - 18.2%
Aerospace and defense - 1.0%
AAR Corp.	4,565	142,976
Aerovironment, Inc. (I)	969	23,653
CPI Aerostructures, Inc. (I)	1,400	9,604
Cubic Corp.	2,425	113,514
Curtiss-Wright Corp.	1,705	155,343
DigitalGlobe, Inc. (I)	5,214	143,385
Ducommun, Inc. (I)	2,274	51,938
Engility Holdings, Inc. (I)	2,470	77,805
Esterline Technologies Corp. (I)	2,214	168,353
KLX, Inc. (I)	3,945	138,864
Kratos Defense & Security Solutions, Inc. (I)	13,485	92,912
LMI Aerospace, Inc. (I)	2,295	16,295
Mercury Systems, Inc. (I)	6,327	155,454
Moog, Inc., Class A (I)	2,178	129,678
National Presto Industries, Inc.	138	12,115
Orbital ATK, Inc.	650	49,550
SIFCO Industries, Inc. (I)	1,000	10,040

The accompanying notes are an integral part of the financial statements.

210

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Sparton Corp. (I)	2,053	$53,912
Spirit AeroSystems Holdings, Inc., Class A (I)	2,855	127,162
Teledyne Technologies, Inc. (I)	2,371	255,902
Triumph Group, Inc.	4,181	116,566
Vectrus, Inc. (I)	325	4,950
Wesco Aircraft Holdings, Inc. (I)	4,722	63,416
		2,113,387
Air freight and logistics - 0.8%
Air Transport Services Group, Inc. (I)	10,156	145,739
Atlas Air Worldwide Holdings, Inc. (I)	3,290	140,878
Echo Global Logistics, Inc. (I)	1,157	26,680
Forward Air Corp.	23,149	1,001,426
Hub Group, Inc., Class A (I)	5,139	209,466
XPO Logistics, Inc. (I)(L)	6,402	234,761
		1,758,950
Airlines - 0.3%
Copa Holdings SA, Class A	1,394	122,574
JetBlue Airways Corp. (I)	12,709	219,103
SkyWest, Inc.	6,695	176,815
Spirit Airlines, Inc. (I)	4,337	184,453
		702,945
Building products - 1.8%
Apogee Enterprises, Inc.	32,015	1,430,750
Armstrong Flooring, Inc. (I)	49	925
Continental Building Products, Inc. (I)	675	14,168
Gibraltar Industries, Inc. (I)	4,144	153,950
Griffon Corp.	8,044	136,828
Insteel Industries, Inc.	2,649	96,000
Owens Corning	7,332	391,455
Quanex Building Products Corp.	5,950	102,697
Simpson Manufacturing Company, Inc.	4,345	190,963
Trex Company, Inc. (I)	16,894	992,016
Universal Forest Products, Inc.	2,142	210,966
USG Corp. (I)	4,340	112,189
		3,832,907
Commercial services and supplies - 3.1%
ABM Industries, Inc.	26,432	1,049,350
ACCO Brands Corp. (I)	6,090	58,708
Acme United Corp.	733	15,129
ARC Document Solutions, Inc. (I)	3,098	11,587
Brady Corp., Class A	1,456	50,392
CECO Environmental Corp.	1,395	15,736
Clean Harbors, Inc. (I)	3,206	153,824
Covanta Holding Corp.	9,181	141,296
Ennis, Inc.	5,887	99,196
Essendant, Inc.	3,431	70,404
G&K Services, Inc., Class A	456	43,543
Heritage-Crystal Clean, Inc. (I)	1,877	24,927
InnerWorkings, Inc. (I)	1,437	13,537
Kimball International, Inc., Class B	3,080	39,855
Matthews International Corp., Class A	2,891	175,657
McGrath RentCorp	5,082	161,150
Mobile Mini, Inc.	35,096	1,059,899
NL Industries, Inc. (I)	3,260	12,812
Pitney Bowes, Inc.	45,814	831,982
Quad/Graphics, Inc.	266	7,108
Steelcase, Inc., Class A	3,180	44,170
Team, Inc. (I)	25,275	826,745
Tetra Tech, Inc.	5,782	205,088
TRC Companies, Inc. (I)	4,523	39,214
UniFirst Corp.	1,043	137,530

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Viad Corp.	3,643	$134,317
Virco Manufacturing Corp. (I)	1,200	4,956
VSE Corp.	2,634	89,530
Waste Connections, Inc.	15,911	1,188,552
		6,706,194
Construction and engineering - 2.1%
AECOM (I)	10,191	302,978
Aegion Corp. (I)	4,648	88,637
Ameresco, Inc., Class A (I)	6,918	36,389
Argan, Inc.	2,078	122,997
Dycom Industries, Inc. (I)	12,355	1,010,392
EMCOR Group, Inc.	1,711	102,010
Fluor Corp.	2,436	125,016
Granite Construction, Inc.	3,393	168,768
Great Lakes Dredge & Dock Corp. (I)	13,300	46,550
IES Holdings, Inc. (I)	753	13,396
Jacobs Engineering Group, Inc. (I)	12,049	623,174
KBR, Inc.	2,783	42,107
Layne Christensen Company (I)(L)	3,312	28,185
MasTec, Inc. (I)	6,533	194,291
MYR Group, Inc. (I)	2,443	73,534
Northwest Pipe Company (I)	1,706	20,148
Orion Group Holdings, Inc. (I)	4,263	29,202
Primoris Services Corp.	42,474	874,964
Quanta Services, Inc. (I)	14,425	403,756
Sterling Construction Company, Inc. (I)	3,771	29,188
Tutor Perini Corp. (I)	8,984	192,886
Valmont Industries, Inc.	399	53,693
		4,582,261
Electrical equipment - 1.5%
Babcock & Wilcox Enterprises, Inc. (I)	1,113	18,365
Encore Wire Corp.	3,351	123,216
Ener1, Inc. (I)	28	0
EnerSys	23,885	1,652,603
Generac Holdings, Inc. (I)	28,265	1,026,020
General Cable Corp.	2,090	31,308
Global Power Equipment Group, Inc. (I)	4,171	17,351
LSI Industries, Inc.	4,131	46,391
Powell Industries, Inc.	1,610	64,481
Preformed Line Products Company	984	41,495
Regal Beloit Corp.	3,470	206,430
Thermon Group Holdings, Inc. (I)	1,617	31,936
Ultralife Corp. (I)	1,984	8,134
		3,267,730
Industrial conglomerates - 0.0%
Carlisle Companies, Inc.	652	66,876
Raven Industries, Inc.	300	6,909
		73,785
Machinery - 3.6%
AGCO Corp.	6,571	324,082
Alamo Group, Inc.	2,027	133,559
Albany International Corp., Class A	33,209	1,407,397
Altra Industrial Motion Corp.	1,391	40,297
American Railcar Industries, Inc.	2,773	114,996
Astec Industries, Inc.	3,504	209,784
Barnes Group, Inc.	4,770	193,424
Briggs & Stratton Corp.	6,092	113,616
Chart Industries, Inc. (I)	1,821	59,783
CIRCOR International, Inc.	1,614	96,130
Colfax Corp. (I)	9,755	306,600
Columbus McKinnon Corp.	2,978	53,128

The accompanying notes are an integral part of the financial statements.

211

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	3,168	$101,186
Dynamic Materials Corp.	2,005	21,373
ESCO Technologies, Inc.	3,751	174,121
Federal Signal Corp.	10,128	134,297
Franklin Electric Company, Inc.	1,822	74,174
Gencor Industries, Inc. (I)	2,100	25,158
Hardinge, Inc.	1,500	16,695
Hurco Companies, Inc.	1,492	41,880
Hyster-Yale Materials Handling, Inc.	970	58,326
ITT, Inc.	5,557	199,163
Joy Global, Inc.	2,275	63,109
Kadant, Inc.	218	11,360
Key Technology, Inc. (I)	641	6,929
LB Foster Company, Class A	1,699	20,405
Lydall, Inc. (I)	2,409	123,172
Manitowoc Foodservice, Inc. (I)	3,181	51,596
MFRI, Inc. (I)	1,100	8,382
Miller Industries, Inc.	2,106	47,996
Mueller Industries, Inc.	5,290	171,502
NN, Inc.	2,376	43,362
Oshkosh Corp.	2,400	134,400
SPX Corp. (I)	44,239	890,973
SPX FLOW, Inc. (I)	739	22,850
Supreme Industries, Inc., Class A	3,651	70,464
Terex Corp.	6,144	156,119
The Eastern Company	1,471	29,464
The Greenbrier Companies, Inc. (L)	4,203	148,366
The LS Starrett Company, Class A	1,530	15,025
The Manitowoc Company, Inc.	3,181	15,237
Titan International, Inc.	2,200	22,264
TriMas Corp. (I)	1,856	34,540
Trinity Industries, Inc.	15,909	384,680
Twin Disc, Inc.	1,650	19,767
Wabash National Corp. (I)	3,712	52,859
Watts Water Technologies, Inc., Class A	19,568	1,268,789
		7,712,779
Marine - 0.2%
Kirby Corp. (I)	5,111	317,700
Matson, Inc.	4,748	189,350
		507,050
Professional services - 1.1%
CBIZ, Inc. (I)	10,531	117,842
CDI Corp.	4,408	24,993
CRA International, Inc. (I)	2,371	63,045
Franklin Covey Company (I)	830	14,782
FTI Consulting, Inc. (I)	6,054	269,766
GP Strategies Corp. (I)	750	18,465
Heidrick & Struggles International, Inc.	4,283	79,450
Hill International, Inc. (I)	9,256	42,670
Huron Consulting Group, Inc. (I)	1,611	96,273
ICF International, Inc. (I)	4,087	181,136
Kelly Services, Inc., Class A	6,833	131,330
Korn/Ferry International	8,307	174,447
ManpowerGroup, Inc.	6,703	484,359
Mistras Group, Inc. (I)	781	18,330
Navigant Consulting, Inc. (I)	9,227	186,570
On Assignment, Inc. (I)	4,655	168,930
RCM Technologies, Inc.	300	1,983
Resources Connection, Inc.	9,420	140,735
RPX Corp. (I)	4,949	52,905
TrueBlue, Inc. (I)	2,519	57,081
		2,325,092

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail - 1.6%
AMERCO	861	$279,162
ArcBest Corp.	3,836	72,961
Avis Budget Group, Inc. (I)	4,950	169,340
Celadon Group, Inc.	50,957	445,364
Covenant Transportation
Group, Inc., Class A (I)	2,929	56,618
Genesee & Wyoming, Inc., Class A (I)	4,894	337,441
Knight Transportation, Inc.	817	23,440
Marten Transport, Ltd.	7,428	155,988
Old Dominion Freight Line, Inc. (I)	19,051	1,307,089
P.A.M. Transportation Services, Inc. (I)	975	19,520
Patriot Transportation Holding, Inc. (I)	450	9,563
Providence and Worcester Railroad Company	815	20,196
Roadrunner Transportation Systems, Inc. (I)	600	4,788
Ryder System, Inc.	5,568	367,210
Saia, Inc. (I)	3,963	118,731
USA Truck, Inc. (I)	1,375	14,080
Werner Enterprises, Inc.	5,765	134,152
		3,535,643
Trading companies and distributors - 1.0%
Air Lease Corp.	8,920	254,934
Applied Industrial Technologies, Inc.	3,554	166,114
Beacon Roofing Supply, Inc. (I)	898	37,779
BMC Stock Holdings, Inc. (I)	1,715	30,407
CAI International, Inc. (I)	3,456	28,581
GATX Corp. (L)	4,671	208,093
H&E Equipment Services, Inc.	786	13,173
Houston Wire & Cable Company	3,039	18,811
Kaman Corp.	2,465	108,263
Lawson Products, Inc. (I)	591	10,478
MRC Global, Inc. (I)	5,779	94,949
NOW, Inc. (I)	1,491	31,952
Rush Enterprises, Inc., Class A (I)	5,802	142,033
Rush Enterprises, Inc., Class B (I)	5,128	124,662
Titan Machinery, Inc. (I)	2,816	29,286
Transcat, Inc. (I)	1,532	16,086
Triton International, Ltd.	5,250	69,248
United Rentals, Inc. (I)	5,589	438,681
Veritiv Corp. (I)	217	10,887
WESCO International, Inc. (I)	3,343	205,561
Willis Lease Finance Corp. (I)	406	9,651
		2,049,629
Transportation infrastructure - 0.1%
Macquarie Infrastructure Corp.	1,254	104,383
		39,272,735
Information technology - 16.9%
Communications equipment - 0.7%
ADTRAN, Inc.	3,285	62,875
Bel Fuse, Inc., Class B	1,641	39,614
Black Box Corp.	2,530	35,167
Brocade Communications Systems, Inc.	23,452	216,462
Calix, Inc. (I)	1,388	10,202
Communications Systems, Inc.	1,800	8,568
Comtech Telecommunications Corp.	3,221	41,261
Digi International, Inc. (I)	4,813	54,868
EchoStar Corp., Class A (I)	5,967	261,534
Finisar Corp. (I)	9,148	272,610
Harmonic, Inc. (I)	1,802	10,686
Ixia (I)	4,426	55,325
NETGEAR, Inc. (I)	3,913	236,697
NetScout Systems, Inc. (I)	1,306	38,201

The accompanying notes are an integral part of the financial statements.

212

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Oclaro, Inc. (I)	5,040	$43,092
Optical Cable Corp.	931	2,365
RELM Wireless Corp.	2,100	11,214
TESSCO Technologies, Inc.	1,750	21,718
Viavi Solutions, Inc. (I)	15,693	115,971
Westell Technologies, Inc., Class A (I)	8,472	4,342
		1,542,772
Electronic equipment, instruments and components - 5.2%
ADDvantage Technologies Group, Inc. (I)	428	749
Anixter International, Inc. (I)	2,200	141,900
Arrow Electronics, Inc. (I)	9,965	637,461
Avnet, Inc.	13,567	557,061
AVX Corp.	15,949	219,937
Belden, Inc.	14,011	966,619
Benchmark Electronics, Inc. (I)	6,223	155,264
Coherent, Inc. (I)	11,955	1,321,506
CTS Corp.	4,099	76,241
Daktronics, Inc.	1,238	11,811
DTS, Inc.	258	10,975
Electro Scientific Industries, Inc. (I)	4,104	23,147
ePlus, Inc. (I)	1,102	104,040
Fabrinet (I)	5,079	226,473
FARO Technologies, Inc. (I)	280	10,066
Flex, Ltd. (I)	20,122	274,062
Frequency Electronics, Inc. (I)	1,783	18,739
II-VI, Inc. (I)	6,455	157,050
Ingram Micro, Inc., Class A	17,664	629,898
Insight Enterprises, Inc. (I)	4,660	151,683
Iteris, Inc. (I)	8,054	29,317
Jabil Circuit, Inc.	17,909	390,774
Kemet Corp. (I)	10,443	37,282
Key Tronic Corp. (I)	1,900	14,155
Kimball Electronics, Inc. (I)	5,006	69,383
Knowles Corp. (I)	2,370	33,299
Methode Electronics, Inc.	955	33,396
Napco Security Technologies, Inc. (I)	1,164	8,381
Novanta, Inc. (I)	516	8,953
OSI Systems, Inc. (I)	1,504	98,332
PAR Technology Corp. (I)	3,132	16,819
Park Electrochemical Corp.	3,038	52,770
PC Connection, Inc.	4,352	114,980
PCM, Inc. (I)	3,055	65,805
Plexus Corp. (I)	3,089	144,503
Radisys Corp. (I)	5,279	28,216
RF Industries, Ltd.	120	214
Richardson Electronics, Ltd.	2,384	16,164
Rofin-Sinar Technologies, Inc. (I)	4,747	152,758
Rogers Corp. (I)	2,200	134,376
Sanmina Corp. (I)	9,336	265,796
ScanSource, Inc. (I)	2,542	92,783
SMTC Corp. (I)	490	676
SYNNEX Corp.	3,065	349,747
Systemax, Inc.	7,064	55,947
Tech Data Corp. (I)	19,206	1,626,940
TTM Technologies, Inc. (I)	21,096	241,549
Vishay Intertechnology, Inc.	17,667	248,928
Vishay Precision Group, Inc. (I)	2,886	46,263
Zebra Technologies Corp., Class A (I)	16,416	1,142,718
		11,215,906
Internet software and services - 0.3%
Actua Corp. (I)	1,789	23,168
Bankrate, Inc. (I)	9,842	83,460

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Blucora, Inc. (I)	6,814	$76,317
CommerceHub, Inc., Series A (I)	471	7,442
CommerceHub, Inc., Series C (I)	942	14,987
DHI Group, Inc. (I)	6,530	51,522
EarthLink Holdings Corp.	10,391	64,424
Internap Corp. (I)	3,547	5,853
Intralinks Holdings, Inc. (I)	1,106	11,126
Limelight Networks, Inc. (I)	7,903	14,779
Monster Worldwide, Inc. (I)	28,794	103,946
RealNetworks, Inc. (I)	3,943	17,586
Reis, Inc.	300	6,138
RetailMeNot, Inc. (I)	246	2,433
TechTarget, Inc. (I)	8,844	71,283
XO Group, Inc. (I)	1,173	22,674
		577,138
IT services - 2.6%
Acxiom Corp. (I)	4,476	119,285
CACI International, Inc., Class A (I)	2,362	238,326
Ciber, Inc. (I)	13,394	15,403
Computer Sciences Corp.	227	11,852
Convergys Corp.	7,764	236,181
Datalink Corp. (I)	2,596	27,544
DST Systems, Inc.	10,075	1,188,044
Euronet Worldwide, Inc. (I)	3,145	257,355
Everi Holdings, Inc. (I)	1,664	4,110
Genpact, Ltd. (I)	38,944	932,709
Jack Henry & Associates, Inc.	14,189	1,213,869
Leidos Holdings, Inc.	3,725	161,218
Luxoft Holding, Inc. (I)	13,683	723,147
ManTech International Corp., Class A	4,529	170,698
ModusLink Global Solutions, Inc. (I)	216	354
NCI, Inc., Class A	2,106	24,366
Perficient, Inc. (I)	2,608	52,551
StarTek, Inc. (I)	3,143	19,612
Sykes Enterprises, Inc. (I)	8,596	241,805
Virtusa Corp. (I)	283	6,984
		5,645,413
Semiconductors and semiconductor equipment - 4.7%
Advanced Energy Industries, Inc. (I)	410	19,401
Alpha & Omega Semiconductor, Ltd. (I)	4,513	98,022
Amkor Technology, Inc. (I)	13,661	132,785
Axcelis Technologies, Inc. (I)	4,415	58,631
AXT, Inc. (I)	4,229	21,949
Brooks Automation, Inc.	15,547	211,595
Cabot Microelectronics Corp.	1,513	80,053
Cirrus Logic, Inc. (I)	14,437	767,327
Cohu, Inc.	4,192	49,214
Cree, Inc. (I)	8,435	216,948
Cypress Semiconductor Corp.	18,192	221,215
Diodes, Inc. (I)	2,439	52,048
DSP Group, Inc. (I)	1,726	20,729
Entegris, Inc. (I)	92,980	1,619,712
Exar Corp. (I)	1,313	12,224
First Solar, Inc. (I)(L)	9,088	358,885
FormFactor, Inc. (I)	1,299	14,094
GigPeak, Inc. (I)	931	2,188
GSI Technology, Inc. (I)	3,507	16,588
Intersil Corp., Class A	9,972	218,686
IXYS Corp.	7,588	91,435
Kulicke & Soffa Industries, Inc. (I)	11,009	142,346
MACOM Technology
Solutions Holdings, Inc. (I)	29,648	1,255,296

The accompanying notes are an integral part of the financial statements.

213

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology Group, Ltd.	27,063	$359,126
Microsemi Corp. (I)	33,710	1,415,146
MKS Instruments, Inc.	4,799	238,654
NeoPhotonics Corp. (I)	5,504	89,935
ON Semiconductor Corp. (I)	35,448	436,719
Photronics, Inc. (I)	11,432	117,864
Power Integrations, Inc.	394	24,834
Qorvo, Inc. (I)	1,614	89,964
Rambus, Inc. (I)	6,055	75,688
Rudolph Technologies, Inc. (I)	4,330	76,814
Sigma Designs, Inc. (I)	7,902	61,557
Silicon Laboratories, Inc. (I)	252	14,818
Tessera Technologies, Inc.	34,243	1,316,301
Ultra Clean Holdings, Inc. (I)	1,700	12,597
Ultratech, Inc. (I)	1,157	26,704
Veeco Instruments, Inc. (I)	115	2,257
Xcerra Corp. (I)	2,300	13,938
		10,054,287
Software - 2.8%
Blackbaud, Inc.	18,309	1,214,619
Epiq Systems, Inc.	6,208	102,370
Mentor Graphics Corp.	3,780	99,943
MicroStrategy, Inc., Class A (I)	5,828	975,840
Progress Software Corp. (I)	3,509	95,445
Seachange International, Inc. (I)	5,428	16,230
SS&C Technologies Holdings, Inc.	30,924	994,207
Synchronoss Technologies, Inc. (I)	1,352	55,675
Take-Two Interactive Software, Inc. (I)	32,567	1,468,120
Telenav, Inc. (I)	3,350	19,196
The Rubicon Project, Inc. (I)	476	3,941
TiVo Corp. (I)	6,914	134,685
VASCO Data Security International, Inc. (I)	115	2,025
Verint Systems, Inc. (I)	19,580	736,795
Zynga, Inc., Class A (I)	51,787	150,700
		6,069,791
Technology hardware, storage and peripherals - 0.6%
AstroNova, Inc.	1,439	21,340
Cray, Inc. (I)	25,835	608,156
Electronics For Imaging, Inc. (I)	5,466	267,397
Hutchinson Technology, Inc. (I)	5,052	20,107
Imation Corp. (I)	6,288	3,978
Lexmark International, Inc., Class A	8,907	355,924
Super Micro Computer, Inc. (I)	4,794	112,036
		1,388,938
		36,494,245
Materials - 6.1%
Chemicals - 3.1%
A. Schulman, Inc.	4,138	120,499
Albemarle Corp.	3,924	335,463
American Vanguard Corp.	1,494	23,994
Cabot Corp.	1,380	72,326
Calgon Carbon Corp.	3,192	48,423
Chase Corp.	1,174	81,147
Chemtura Corp. (I)	6,621	217,235
Core Molding Technologies, Inc. (I)	1,000	16,900
FutureFuel Corp.	6,696	75,531
Hawkins, Inc.	330	14,299
HB Fuller Company	4,299	199,775
Huntsman Corp.	21,072	342,841
Innophos Holdings, Inc.	1,309	51,090
Innospec, Inc.	1,994	121,255

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Intrepid Potash, Inc. (I)	800	$904
KMG Chemicals, Inc.	1,101	31,191
Kraton Corp. (I)	5,264	184,451
LSB Industries, Inc. (I)	567	4,865
Minerals Technologies, Inc.	19,628	1,387,503
Olin Corp.	13,786	282,889
OMNOVA Solutions, Inc. (I)	6,574	55,485
PolyOne Corp.	30,178	1,020,318
Sensient Technologies Corp.	19,079	1,446,188
Stepan Company	1,533	111,388
Trecora Resources (I)	2,774	31,679
Tredegar Corp.	1,331	24,743
Tronox, Ltd., Class A	6,193	58,028
Westlake Chemical Corp.	5,672	303,452
		6,663,862
Construction materials - 0.5%
Eagle Materials, Inc.	13,552	1,047,570
United States Lime & Minerals, Inc.	839	55,374
		1,102,944
Containers and packaging - 0.9%
Graphic Packaging Holding Company	121,911	1,705,535
Greif, Inc., Class A	1,678	83,212
Sonoco Products Company	2,869	151,569
		1,940,316
Metals and mining - 1.2%
A. M. Castle & Company (I)(L)	4,342	3,474
Allegheny Technologies, Inc. (L)	1,250	22,588
Ampco-Pittsburgh Corp.	1,644	18,232
Carpenter Technology Corp.	3,621	149,402
Century Aluminum Company (I)	12,885	89,551
Coeur Mining, Inc. (I)	8,443	99,881
Commercial Metals Company	11,325	183,352
Ferroglobe PLC	5,300	47,859
Friedman Industries, Inc.	1,511	8,039
Haynes International, Inc.	162	6,012
Hecla Mining Company	19,919	113,538
Materion Corp.	3,233	99,285
Olympic Steel, Inc.	2,383	52,664
Reliance Steel & Aluminum Company	7,679	553,118
Royal Gold, Inc.	1,385	107,241
Schnitzer Steel Industries, Inc., Class A	5,182	108,304
Steel Dynamics, Inc.	18,572	464,114
Stillwater Mining Company (I)	7,121	95,137
SunCoke Energy, Inc.	6,433	51,593
Synalloy Corp.	2,039	19,105
TimkenSteel Corp. (I)	1,293	13,512
United States Steel Corp. (L)	7,629	143,883
Universal Stainless & Alloy Products, Inc. (I)	1,562	16,385
Worthington Industries, Inc.	1,932	92,794
		2,559,063
Paper and forest products - 0.4%
Boise Cascade Company (I)	2,384	60,554
Clearwater Paper Corp. (I)	1,959	126,689
Domtar Corp.	7,582	281,520
KapStone Paper and Packaging Corp.	10,420	197,146
Mercer International, Inc.	10,058	85,191
PH Glatfelter Company	4,610	99,945
Resolute Forest Products, Inc. (I)	9,682	45,796

The accompanying notes are an integral part of the financial statements.

214

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Schweitzer-Mauduit International, Inc.	1,971	$76,002
		972,843
		13,239,028
Real estate - 2.1%
Equity real estate investment trusts - 1.0%
CubeSmart	43,431	1,183,929
Healthcare Trust of America, Inc., Class A	32,905	1,073,361
		2,257,290
Real estate management and development - 1.1%
Alexander & Baldwin, Inc.	3,863	148,416
AV Homes, Inc. (I)	1,798	29,919
Forestar Group, Inc. (I)	1,413	16,546
FRP Holdings, Inc. (I)	1,350	41,945
Griffin Industrial Realty, Inc.	892	28,267
Jones Lang LaSalle, Inc.	6,865	781,168
Kennedy-Wilson Holdings, Inc.	42,606	960,765
RE/MAX Holdings, Inc., Class A	28	1,226
Realogy Holdings Corp.	9,825	254,075
Stratus Properties, Inc. (I)	1,025	25,010
		2,287,337
		4,544,627
Telecommunication services - 1.2%
Diversified telecommunication services - 0.9%
ATN International, Inc.	1,524	99,121
Consolidated Communications Holdings, Inc.	1,761	44,448
Frontier Communications Corp. (L)	116,159	483,221
Hawaiian Telcom Holdco, Inc. (I)	2,368	53,020
IDT Corp., Class B	202	3,482
Iridium Communications, Inc. (I)(L)	133,070	1,079,198
ORBCOMM, Inc. (I)	3,587	36,767
Windstream Holdings, Inc. (L)	4,322	43,436
		1,842,693
Wireless telecommunication services - 0.3%
Boingo Wireless, Inc. (I)	2,905	29,863
Leap Wireless International, Inc.	8,053	25,367
Shenandoah Telecommunications Company	3,836	104,378
Spok Holdings, Inc.	5,172	92,165
Telephone & Data Systems, Inc.	12,012	326,486
United States Cellular Corp. (I)	4,397	159,787
		738,046
		2,580,739
Utilities - 1.0%
Gas utilities - 0.7%
UGI Corp.	32,556	1,472,833
Independent power and renewable electricity producers - 0.3%
Calpine Corp. (I)	32,650	412,696
Dynegy, Inc. (I)	4,376	54,219
NRG Energy, Inc.	2,044	22,913
Ormat Technologies, Inc.	3,830	185,410
		675,238
Water utilities - 0.0%
Consolidated Water Company, Ltd. (L)	3,558	41,344
		2,189,415
TOTAL COMMON STOCKS (Cost $192,939,979)		$213,140,788

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral Trust,
0.6548% (W)(Y)	669,435	$6,698,771
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,698,650)		$6,698,771

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.3969% (Y)	1,010,123	$1,010,123
TOTAL SHORT-TERM INVESTMENTS (Cost $1,010,123)		$1,010,123
Total Investments (Small Cap Opportunities Trust)
(Cost $200,648,752) - 102.5%		$220,849,682
Other assets and liabilities, net - (2.5%)		(5,329,922)
TOTAL NET ASSETS - 100.0%		$215,519,760

Small Cap Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Consumer discretionary - 4.6%
Household durables - 0.6%
Helen of Troy, Ltd. (I)	50,720	$4,370,542
Multiline retail - 0.9%
Fred’s, Inc., Class A	644,952	5,843,265
Specialty retail - 3.1%
Ascena Retail Group, Inc. (I)	569,760	3,184,958
CST Brands, Inc.	18,450	887,261
DSW, Inc., Class A	239,200	4,898,816
Stage Stores, Inc. (L)	524,289	2,941,261
The Cato Corp., Class A	263,826	8,677,237
		20,589,533
		30,803,340
Consumer staples - 4.1%
Beverages - 1.4%
C&C Group PLC	2,206,928	9,148,834
Food and staples retailing - 1.0%
Smart & Final Stores, Inc. (I)	538,044	6,870,822
Food products - 1.7%
Cranswick PLC	366,021	11,099,788
Post Holdings, Inc. (I)	9,220	711,507
		11,811,295
		27,830,951
Energy - 5.0%
Energy equipment and services - 2.1%
Era Group, Inc. (I)	279,107	2,246,811
SEACOR Holdings, Inc. (I)(L)	154,438	9,187,517
Tesco Corp.	347,558	2,836,073
		14,270,401
Oil, gas and consumable fuels - 2.9%
Diamondback Energy, Inc. (I)	8,226	794,138
Dorian LPG, Ltd. (I)(L)	467,370	2,804,220
RSP Permian, Inc. (I)	222,670	8,635,143

The accompanying notes are an integral part of the financial statements.

215

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Scorpio Tankers, Inc.	1,502,090	$6,954,676
		19,188,177
		33,458,578
Financials - 19.0%
Banks - 13.7%
First Busey Corp.	290,083	6,555,876
First Midwest Bancorp, Inc.	664,091	12,856,802
Flushing Financial Corp.	317,306	7,526,498
Great Western Bancorp, Inc.	314,756	10,487,670
Hancock Holding Company	350,770	11,375,471
International Bancshares Corp.	499,714	14,881,483
KeyCorp	1	12
MB Financial, Inc.	321,648	12,235,490
Webster Financial Corp.	444,550	16,897,346
		92,816,648
Capital markets - 1.1%
Ares Capital Corp.	28,326	439,053
Solar Capital, Ltd.	335,945	6,893,591
		7,332,644
Insurance - 2.2%
Alleghany Corp. (I)	1,768	928,235
Assured Guaranty, Ltd.	14,820	411,255
Kemper Corp.	175,660	6,906,951
Primerica, Inc. (L)	58,490	3,101,725
Reinsurance Group of America, Inc.	9,400	1,014,636
State National Companies, Inc.	141,051	1,568,487
White Mountains Insurance Group, Ltd.	990	821,700
		14,752,989
Thrifts and mortgage finance - 2.0%
Northwest Bancshares, Inc.	857,000	13,463,470
		128,365,751
Health care - 8.2%
Health care equipment and supplies - 2.8%
Haemonetics Corp. (I)	331,160	11,991,304
ICU Medical, Inc. (I)	47,266	5,973,477
STERIS PLC	10,700	782,170
		18,746,951
Health care providers and services - 1.8%
Amsurg Corp. (I)	106,580	7,146,189
CorVel Corp. (I)	121,280	4,657,152
		11,803,341
Health care technology - 1.6%
Allscripts Healthcare Solutions, Inc. (I)	834,020	10,984,043
Life sciences tools and services - 1.3%
Charles River
Laboratories International, Inc. (I)	108,610	9,051,557
Pharmaceuticals - 0.7%
Phibro Animal Health Corp., Class A	185,550	5,043,249
		55,629,141
Industrials - 34.4%
Aerospace and defense - 2.1%
Cubic Corp.	300,930	14,086,533
Air freight and logistics - 0.8%
Forward Air Corp.	130,350	5,638,941

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products - 1.3%
Tyman PLC	2,369,709	$8,594,104
Commercial services and supplies - 10.2%
ACCO Brands Corp. (I)	1,159,920	11,181,629
Clean Harbors, Inc. (I)	10,030	481,239
Essendant, Inc.	474,448	9,735,673
G&K Services, Inc., Class A	195,960	18,712,220
Matthews International Corp., Class A	190,040	11,546,830
SP Plus Corp. (I)	442,328	11,310,327
Steelcase, Inc., Class A	402,090	5,585,030
		68,552,948
Construction and engineering - 1.1%
Primoris Services Corp.	370,680	7,636,008
Electrical equipment - 2.4%
Babcock & Wilcox Enterprises, Inc. (I)	372,140	6,140,310
Thermon Group Holdings, Inc. (I)	494,380	9,764,005
		15,904,315
Industrial conglomerates - 0.0%
Carlisle Companies, Inc.	2,426	248,835
Machinery - 10.6%
Albany International Corp., Class A	380,514	16,126,183
CIRCOR International, Inc.	142,602	8,493,375
ESCO Technologies, Inc.	250,062	11,607,878
Luxfer Holdings PLC, ADR	486,485	5,638,361
Mueller Industries, Inc.	540,590	17,525,928
TriMas Corp. (I)	652,791	12,148,441
		71,540,166
Professional services - 4.4%
FTI Consulting, Inc. (I)	324,925	14,478,658
Huron Consulting Group, Inc. (I)	108,310	6,472,606
Mistras Group, Inc. (I)	372,453	8,741,472
		29,692,736
Trading companies and distributors - 1.5%
GATX Corp. (L)	227,850	10,150,718
		232,045,304
Information technology - 9.2%
Electronic equipment, instruments and components - 6.1%
Belden, Inc.	265,229	18,298,149
Coherent, Inc. (I)	41,830	4,623,888
CTS Corp.	329,930	6,136,698
Keysight Technologies, Inc. (I)	23,920	758,025
ScanSource, Inc. (I)	300,410	10,964,965
		40,781,725
IT services - 1.9%
Forrester Research, Inc.	270,603	10,526,457
WNS Holdings, Ltd., ADR (I)	79,849	2,391,478
		12,917,935
Technology hardware, storage and peripherals - 1.2%
Diebold, Inc.	333,630	8,270,688
		61,970,348
Materials - 5.9%
Chemicals - 2.2%
Sensient Technologies Corp.	190,490	14,439,142
Containers and packaging - 2.2%
AptarGroup, Inc.	1,658	128,346
Greif, Inc., Class A	254,850	12,638,012

The accompanying notes are an integral part of the financial statements.

216

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Multi Packaging
Solutions International, Ltd. (I)	141,491	$2,038,885
		14,805,243
Paper and forest products - 1.5%
Deltic Timber Corp.	150,806	10,214,090
		39,458,475
Real estate - 4.3%
Equity real estate investment trusts - 4.3%
Corporate Office Properties Trust	245,467	6,958,989
DiamondRock Hospitality Company	585,328	5,326,485
Education Realty Trust, Inc.	200,853	8,664,798
Kite Realty Group Trust	14,380	398,614
Mid-America Apartment Communities, Inc.	5,990	563,000
Summit Hotel Properties, Inc.	539,879	7,104,808
		29,016,694
		29,016,694
Utilities - 3.2%
Electric utilities - 0.1%
Westar Energy, Inc.	6,750	383,063
Gas utilities - 3.1%
Atmos Energy Corp.	3,310	246,496
New Jersey Resources Corp.	143,668	4,720,930
Spire, Inc.	111,990	7,138,243
UGI Corp.	20,280	917,467
WGL Holdings, Inc.	129,000	8,088,300
		21,111,436
		21,494,499
TOTAL COMMON STOCKS (Cost $529,260,742)		$660,073,081

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral Trust,
0.6548% (W)(Y)	2,348,343	23,498,929
TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,497,956)		$23,498,929

SHORT-TERM INVESTMENTS - 2.0%
Repurchase agreement - 2.0%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2016 at 0.490% to
be repurchased at $14,000,572 on
10/03/2016, collateralized by $13,885,289
Federal National Mortgage Association,
2.090% due 08/01/2044 (valued at
$14,280,001, including interest)	$14,000,000	$14,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,000,000)		$14,000,000
Total Investments (Small Cap Value Trust)
(Cost $566,758,698) - 103.4%		$697,572,010
Other assets and liabilities, net - (3.4%)		(23,232,458)
TOTAL NET ASSETS - 100.0%		$674,339,552

Small Company Growth Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%
Consumer discretionary - 13.5%
Auto components - 0.6%
Visteon Corp.	8,683	$622,224
Distributors - 0.9%
Pool Corp.	10,823	1,022,990
Hotels, restaurants and leisure - 6.7%
BJ’s Restaurants, Inc. (I)	17,437	619,885
Dunkin’ Brands Group, Inc.	18,035	939,263
Jack in the Box, Inc.	12,258	1,176,033
Panera Bread Company, Class A (I)	3,651	710,923
Penn National Gaming, Inc. (I)	51,403	697,539
Texas Roadhouse, Inc.	25,075	978,677
The Cheesecake Factory, Inc.	15,808	791,348
Vail Resorts, Inc.	8,714	1,367,052
		7,280,720
Household durables - 0.6%
CalAtlantic Group, Inc.	18,995	635,193
Leisure products - 0.8%
Brunswick Corp.	17,072	832,772
Media - 0.7%
IMAX Corp. (I)(L)	24,362	705,767
Specialty retail - 1.1%
DSW, Inc., Class A	22,209	454,840
Five Below, Inc. (I)	18,405	741,537
		1,196,377
Textiles, apparel and luxury goods - 2.1%
Carter’s, Inc.	9,043	784,119
G-III Apparel Group, Ltd. (I)	22,737	662,784
Steven Madden, Ltd. (I)	24,963	862,721
		2,309,624
		14,605,667
Consumer staples - 2.6%
Beverages - 0.5%
The Boston Beer Company, Inc., Class A (I)	3,723	578,033
Food products - 2.1%
B&G Foods, Inc.	21,160	1,040,649
Lancaster Colony Corp.	9,580	1,265,422
		2,306,071
		2,884,104
Energy - 4.2%
Energy equipment and services - 1.2%
Patterson-UTI Energy, Inc.	61,151	1,367,948
Oil, gas and consumable fuels - 3.0%
Energen Corp.	19,281	1,112,899
Laredo Petroleum, Inc. (I)	73,099	942,977
Parsley Energy, Inc., Class A (I)	34,447	1,154,319
		3,210,195
		4,578,143
Financials - 7.0%
Banks - 3.7%
BankUnited, Inc.	22,299	673,430
Cathay General Bancorp	29,053	894,251
Cullen/Frost Bankers, Inc.	11,781	847,525
Home BancShares, Inc.	36,460	758,733
MB Financial, Inc.	23,314	886,865
		4,060,804

The accompanying notes are an integral part of the financial statements.

217

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets - 2.0%
Janus Capital Group, Inc.	48,697	$682,245
MarketAxess Holdings, Inc.	5,769	955,289
WisdomTree Investments, Inc. (L)	49,738	511,802
		2,149,336
Insurance - 1.3%
American Equity Investment Life
Holding Company	34,343	608,901
RLI Corp.	11,682	798,582
		1,407,483
		7,617,623
Health care - 22.2%
Biotechnology - 4.7%
ACADIA Pharmaceuticals, Inc. (I)(L)	14,372	457,173
Cepheid, Inc. (I)	17,079	899,893
Exelixis, Inc. (I)	95,310	1,219,015
Halozyme Therapeutics, Inc. (I)(L)	31,794	384,072
Momenta Pharmaceuticals, Inc. (I)	52,594	614,824
Neurocrine Biosciences, Inc. (I)	16,381	829,534
Repligen Corp. (I)	23,046	695,759
		5,100,270
Health care equipment and supplies - 6.7%
Align Technology, Inc. (I)	10,696	1,002,750
Cantel Medical Corp.	11,586	903,476
DexCom, Inc. (I)	11,992	1,051,219
Halyard Health, Inc. (I)	7,153	247,923
Hill-Rom Holdings, Inc.	18,829	1,167,021
ICU Medical, Inc. (I)	4,830	610,415
NuVasive, Inc. (I)	16,974	1,131,487
NxStage Medical, Inc. (I)	45,270	1,131,297
		7,245,588
Health care providers and services - 4.5%
Chemed Corp.	5,539	781,387
HealthEquity, Inc. (I)	31,942	1,209,005
HealthSouth Corp.	22,985	932,501
Select Medical Holdings Corp. (I)	58,071	783,959
VCA, Inc. (I)	16,119	1,128,008
		4,834,860
Life sciences tools and services - 3.6%
Bio-Techne Corp.	9,233	1,011,014
PAREXEL International Corp. (I)	12,712	882,848
PerkinElmer, Inc.	17,514	982,711
VWR Corp. (I)	35,642	1,010,807
		3,887,380
Pharmaceuticals - 2.7%
Catalent, Inc. (I)	31,084	803,211
Impax Laboratories, Inc. (I)	13,320	315,684
Nektar Therapeutics (I)	63,643	1,093,387
Prestige Brands Holdings, Inc. (I)	15,377	742,248
		2,954,530
		24,022,628
Industrials - 14.5%
Aerospace and defense - 1.0%
TransDigm Group, Inc.	3,751	1,084,489
Air freight and logistics - 0.7%
Forward Air Corp.	18,515	800,959
Building products - 1.7%
AO Smith Corp.	10,505	1,037,789

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Masonite International Corp. (I)	13,026	$809,826
		1,847,615
Commercial services and supplies - 1.3%
Pitney Bowes, Inc.	41,395	751,733
Steelcase, Inc., Class A	48,100	668,109
		1,419,842
Electrical equipment - 1.7%
Acuity Brands, Inc.	6,999	1,851,935
Machinery - 3.1%
ITT, Inc.	23,046	825,969
John Bean Technologies Corp.	6,037	425,910
WABCO Holdings, Inc. (I)	9,680	1,098,970
Wabtec Corp.	11,549	942,976
		3,293,825
Marine - 0.7%
Kirby Corp. (I)	12,786	794,778
Professional services - 0.6%
CEB, Inc.	11,550	629,129
Road and rail - 2.6%
Knight Transportation, Inc.	37,175	1,066,551
Old Dominion Freight Line, Inc. (I)	13,591	932,479
Swift Transportation Company (I)(L)	39,315	844,093
		2,843,123
Trading companies and distributors - 1.1%
Watsco, Inc.	8,570	1,207,513
		15,773,208
Information technology - 28.3%
Electronic equipment, instruments and components - 3.8%
Cognex Corp.	20,074	1,061,112
Littelfuse, Inc.	6,607	851,048
SYNNEX Corp.	11,415	1,302,566
Zebra Technologies Corp., Class A (I)	12,454	866,923
		4,081,649
Internet software and services - 2.4%
CoStar Group, Inc. (I)	7,458	1,614,881
Pandora Media, Inc. (I)(L)	39,561	566,909
Q2 Holdings, Inc. (I)	14,250	408,405
		2,590,195
IT services - 3.6%
Booz Allen Hamilton Holding Corp.	35,035	1,107,456
EPAM Systems, Inc. (I)	11,595	803,649
Euronet Worldwide, Inc. (I)	13,945	1,141,119
ExlService Holdings, Inc. (I)	16,367	815,731
		3,867,955
Semiconductors and semiconductor equipment - 5.9%
Cavium, Inc. (I)	14,109	821,144
Cirrus Logic, Inc. (I)	10,225	543,459
Integrated Device Technology, Inc. (I)	17,098	394,964
MKS Instruments, Inc.	23,411	1,164,229
Monolithic Power Systems, Inc.	17,898	1,440,789
Power Integrations, Inc.	16,572	1,044,533
Silicon Laboratories, Inc. (I)	16,639	978,373
		6,387,491
Software - 12.2%
Aspen Technology, Inc. (I)	22,543	1,054,787
CommVault Systems, Inc. (I)	19,077	1,013,561

The accompanying notes are an integral part of the financial statements.

218

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fair Isaac Corp.	9,665	$1,204,162
Guidewire Software, Inc. (I)	18,450	1,106,631
Interactive Intelligence Group, Inc. (I)	14,235	856,093
Manhattan Associates, Inc. (I)	21,125	1,217,223
Mentor Graphics Corp.	36,279	959,217
MicroStrategy, Inc., Class A (I)	6,048	1,012,677
Proofpoint, Inc. (I)	15,239	1,140,639
Qualys, Inc. (I)	21,754	830,785
Take-Two Interactive Software, Inc. (I)	24,365	1,098,374
The Ultimate Software Group, Inc. (I)	6,043	1,235,129
Verint Systems, Inc. (I)	14,661	551,693
		13,280,971
Technology hardware, storage and peripherals - 0.4%
Cray, Inc. (I)	18,795	442,434
		30,650,695
Materials - 2.9%
Chemicals - 0.8%
PolyOne Corp.	26,356	891,096
Construction materials - 1.1%
Martin Marietta Materials, Inc.	6,486	1,161,707
Containers and packaging - 1.0%
Berry Plastics Group, Inc. (I)	24,113	1,057,355
		3,110,158
Real estate - 2.0%
Equity real estate investment trusts - 2.0%
CubeSmart	27,088	738,419
Highwoods Properties, Inc.	10,387	541,370
Physicians Realty Trust	39,564	852,209
		2,131,998
		2,131,998
Telecommunication services - 1.5%
Diversified telecommunication services - 1.5%
SBA Communications Corp., Class A (I)	14,141	1,586,055
TOTAL COMMON STOCKS (Cost $85,251,875)		$106,960,279

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral Trust,
0.6548% (W)(Y)	247,514	2,476,776
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,476,779)		$2,476,776

SHORT-TERM INVESTMENTS - 1.6%
Money market funds - 1.6%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.3969% (Y)	1,748,878	$1,748,878
TOTAL SHORT-TERM INVESTMENTS (Cost $1,748,878)		$1,748,878
Total Investments (Small Company Growth Trust)
(Cost $89,477,532) - 102.6%		$111,185,933
Other assets and liabilities, net - (2.6%)		(2,866,085)
TOTAL NET ASSETS - 100.0%		$108,319,848

Small Company Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.1%
Consumer discretionary - 11.2%
Auto components - 2.1%
Dorman Products, Inc. (I)	40,300	$2,575,171
Drew Industries, Inc.	38,500	3,773,770
		6,348,941
Distributors - 1.1%
Pool Corp.	34,900	3,298,748
Diversified consumer services - 1.0%
American Public Education, Inc. (I)	53,300	1,055,873
Capella Education Company	33,300	1,932,732
		2,988,605
Hotels, restaurants and leisure - 0.7%
Interval Leisure Group, Inc.	73,000	1,253,410
Red Robin Gourmet Burgers, Inc. (I)	22,400	1,006,656
		2,260,066
Household durables - 1.5%
Cavco Industries, Inc. (I)	19,400	1,921,570
CSS Industries, Inc.	48,000	1,227,840
Ethan Allen Interiors, Inc.	48,900	1,529,103
		4,678,513
Media - 1.5%
Cable One, Inc.	2,600	1,518,400
New Media Investment Group, Inc.	118,000	1,829,000
Scholastic Corp.	27,600	1,086,336
		4,433,736
Multiline retail - 0.2%
Fred’s, Inc., Class A	72,200	654,132
Specialty retail - 1.8%
Aaron’s, Inc.	93,000	2,364,060
Genesco, Inc. (I)	16,300	887,698
Party City Holdco, Inc. (I)	52,900	905,648
Pier 1 Imports, Inc. (L)	69,048	292,764
Sportsman’s Warehouse Holdings, Inc. (I)	96,400	1,014,128
		5,464,298
Textiles, apparel and luxury goods - 1.3%
Crocs, Inc. (I)	60,900	505,470
Culp, Inc.	52,100	1,551,017
Steven Madden, Ltd. (I)	55,400	1,914,624
		3,971,111
		34,098,150
Consumer staples - 3.3%
Food and staples retailing - 1.3%
PriceSmart, Inc.	24,800	2,077,248
SpartanNash Company	60,220	1,741,562
		3,818,810
Food products - 1.0%
Pinnacle Foods, Inc.	29,700	1,490,049
Post Holdings, Inc. (I)	20,700	1,597,419
		3,087,468
Household products - 0.6%
Energizer Holdings, Inc.	38,600	1,928,456
Tobacco - 0.4%
Vector Group, Ltd. (L)	52,358	1,127,273
		9,962,007

The accompanying notes are an integral part of the financial statements.

219

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy - 4.5%
Energy equipment and services - 1.2%
Oceaneering International, Inc.	48,900	$1,345,239
Tesco Corp.	160,900	1,312,944
TETRA Technologies, Inc. (I)	180,300	1,101,633
		3,759,816
Oil, gas and consumable fuels - 3.3%
Matador Resources Company (I)	114,200	2,779,628
Parsley Energy, Inc., Class A (I)	57,400	1,923,474
Rice Energy, Inc. (I)	61,600	1,608,376
Western Refining, Inc.	52,600	1,391,796
WPX Energy, Inc. (I)	176,800	2,331,992
		10,035,266
		13,795,082
Financials - 27.6%
Banks - 15.6%
BankUnited, Inc.	95,900	2,896,180
CoBiz Financial, Inc.	111,300	1,481,403
Columbia Banking System, Inc.	94,700	3,098,584
East West Bancorp, Inc.	112,000	4,111,520
First Hawaiian, Inc. (I)	38,971	1,046,761
Glacier Bancorp, Inc.	91,700	2,615,284
Home BancShares, Inc.	285,900	5,949,579
Hope Bancorp, Inc.	122,200	2,122,614
National Bank Holdings Corp., Class A	86,200	2,014,494
Pinnacle Financial Partners, Inc.	23,300	1,260,064
Popular, Inc.	83,500	3,191,370
Prosperity Bancshares, Inc.	58,700	3,222,043
Sandy Spring Bancorp, Inc.	59,900	1,831,742
SVB Financial Group (I)	28,100	3,106,174
Synovus Financial Corp. (I)	33,000	1,073,490
Texas Capital Bancshares, Inc. (I)	26,300	1,444,396
Towne Bank	114,200	2,744,226
Webster Financial Corp.	54,250	2,062,043
Wintrust Financial Corp.	39,700	2,206,129
		47,478,096
Capital markets - 3.0%
Bats Global Markets, Inc.	39,310	1,184,410
Conyers Park Acquisition Corp. (I)	51,300	551,475
Hercules Capital, Inc.	165,300	2,241,468
Houlihan Lokey, Inc.	30,262	758,063
Janus Capital Group, Inc.	81,500	1,141,815
Main Street Capital Corp. (L)	37,100	1,273,643
Safeguard Scientifics, Inc. (I)	57,200	741,312
TPG Specialty Lending, Inc. (L)	68,800	1,245,968
		9,138,154
Consumer finance - 0.6%
Green Dot Corp., Class A (I)	75,900	1,750,254
Diversified financial services - 0.5%
Compass Diversified Holdings	84,400	1,466,872
Insurance - 4.1%
Assured Guaranty, Ltd.	53,000	1,470,750
Employers Holdings, Inc.	49,350	1,472,111
Kinsale Capital Group, Inc.	26,026	572,572
National Interstate Corp.	51,400	1,672,042
ProAssurance Corp.	74,500	3,909,760
RenaissanceRe Holdings, Ltd.	6,300	757,008
Safety Insurance Group, Inc.	17,900	1,203,238
State Auto Financial Corp.	56,800	1,352,408
		12,409,889

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts - 0.9%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	71,900	$1,680,303
Redwood Trust, Inc.	86,800	1,229,088
		2,909,391
Thrifts and mortgage finance - 2.9%
Beneficial Bancorp, Inc. (I)	145,140	2,135,009
Meridian Bancorp, Inc.	59,100	920,187
Radian Group, Inc.	166,700	2,258,785
United Financial Bancorp, Inc.	140,400	1,943,136
WSFS Financial Corp.	48,600	1,773,414
		9,030,531
		84,183,187
Health care - 7.0%
Health care equipment and supplies - 4.9%
Analogic Corp.	17,200	1,523,920
Atrion Corp.	7,020	2,994,732
Haemonetics Corp. (I)	62,600	2,266,746
Halyard Health, Inc. (I)	70,900	2,457,394
Quidel Corp. (I)	84,000	1,855,560
West Pharmaceutical Services, Inc.	50,600	3,769,700
		14,868,052
Health care providers and services - 2.1%
National HealthCare Corp.	21,207	1,399,450
Select Medical Holdings Corp. (I)	100,800	1,360,800
The Ensign Group, Inc.	26,500	533,445
Triple-S Management Corp., Class B (I)	43,600	956,148
WellCare Health Plans, Inc. (I)	18,300	2,142,747
		6,392,590
		21,260,642
Industrials - 13.1%
Aerospace and defense - 0.6%
Cubic Corp.	10,800	505,548
Triumph Group, Inc.	43,000	1,198,840
		1,704,388
Building products - 0.7%
Universal Forest Products, Inc.	22,400	2,206,176
Commercial services and supplies - 2.0%
Brady Corp., Class A	50,100	1,733,961
Matthews International Corp., Class A	19,200	1,166,592
McGrath RentCorp	65,450	2,075,420
MSA Safety, Inc.	18,800	1,091,152
		6,067,125
Construction and engineering - 0.7%
Aegion Corp. (I)	107,500	2,050,025
Machinery - 3.3%
CIRCOR International, Inc.	31,500	1,876,140
Colfax Corp. (I)	37,000	1,162,910
ESCO Technologies, Inc.	58,300	2,706,286
Hillenbrand, Inc.	33,210	1,050,764
RBC Bearings, Inc. (I)	20,400	1,560,192
Sun Hydraulics Corp.	50,700	1,636,089
		9,992,381
Marine - 0.4%
Kirby Corp. (I)	21,600	1,342,656
Professional services - 1.2%
FTI Consulting, Inc. (I)	36,800	1,639,808

The accompanying notes are an integral part of the financial statements.

220

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Navigant Consulting, Inc. (I)	107,600	$2,175,672
		3,815,480
Road and rail - 2.5%
Genesee & Wyoming, Inc., Class A (I)	34,000	2,344,300
Landstar System, Inc.	64,200	4,370,736
Universal Logistics Holdings, Inc.	63,789	856,048
		7,571,084
Trading companies and distributors - 1.7%
Applied Industrial Technologies, Inc.	33,600	1,570,464
Beacon Roofing Supply, Inc. (I)	56,400	2,372,748
Kaman Corp.	27,000	1,185,840
		5,129,052
		39,878,367
Information technology - 10.8%
Communications equipment - 1.0%
Harmonic, Inc. (I)	266,200	1,578,566
Ixia (I)	129,100	1,613,750
		3,192,316
Electronic equipment, instruments and components - 5.4%
Badger Meter, Inc.	43,400	1,454,334
Belden, Inc.	64,200	4,429,158
Knowles Corp. (I)(L)	147,100	2,066,755
Littelfuse, Inc.	31,700	4,083,277
Methode Electronics, Inc.	45,300	1,584,141
SYNNEX Corp.	24,400	2,784,284
		16,401,949
Internet software and services - 0.1%
Rightside Group, Ltd. (I)	31,702	288,488
IT services - 0.5%
CSRA, Inc.	57,900	1,557,510
Semiconductors and semiconductor equipment - 2.7%
Advanced Energy Industries, Inc. (I)	46,900	2,219,308
Brooks Automation, Inc.	103,800	1,412,718
Cabot Microelectronics Corp.	33,200	1,756,612
Intersil Corp., Class A	91,500	2,006,595
Rudolph Technologies, Inc. (I)	43,300	768,142
		8,163,375
Software - 1.1%
Callidus Software, Inc. (I)	80,000	1,468,000
Progress Software Corp. (I)	64,900	1,765,280
		3,233,280
		32,836,918
Materials - 5.2%
Chemicals - 2.4%
American Vanguard Corp.	70,100	1,125,806
Innospec, Inc.	24,535	1,491,973
KMG Chemicals, Inc.	52,000	1,473,160
Minerals Technologies, Inc.	46,300	3,272,947
		7,363,886
Containers and packaging - 0.6%
Myers Industries, Inc.	139,100	1,806,909
Metals and mining - 1.2%
Carpenter Technology Corp.	57,700	2,380,702
Reliance Steel & Aluminum Company	19,000	1,368,570
		3,749,272

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products - 1.0%
Clearwater Paper Corp. (I)	44,200	$2,858,414
		15,778,481
Real estate - 9.3%
Equity real estate investment trusts - 9.3%
Acadia Realty Trust	77,600	2,812,224
American Assets Trust, Inc.	18,200	789,516
American Campus Communities, Inc.	32,100	1,632,927
CatchMark Timber Trust, Inc., Class A	41,360	483,498
Cedar Realty Trust, Inc.	361,400	2,602,080
Douglas Emmett, Inc.	47,800	1,750,914
EastGroup Properties, Inc.	32,600	2,398,056
First Potomac Realty Trust	155,500	1,422,825
Healthcare Realty Trust, Inc.	49,300	1,679,158
Kilroy Realty Corp.	29,400	2,038,890
Potlatch Corp.	47,600	1,851,164
PS Business Parks, Inc.	20,200	2,294,114
Retail Opportunity Investments Corp.	35,100	770,796
RLJ Lodging Trust	67,200	1,413,216
Saul Centers, Inc.	37,200	2,477,520
Washington Real Estate Investment Trust	58,300	1,814,296
		28,231,194
		28,231,194
Utilities - 6.1%
Electric utilities - 2.4%
El Paso Electric Company	37,400	1,749,198
PNM Resources, Inc.	110,400	3,612,288
Portland General Electric Company	47,800	2,035,802
		7,397,288
Gas utilities - 2.4%
Atmos Energy Corp.	23,700	1,764,939
ONE Gas, Inc.	57,200	3,537,248
Southwest Gas Corp.	28,700	2,004,982
		7,307,169
Independent power and renewable electricity producers - 0.4%
NRG Energy, Inc.	104,900	1,175,929
Multi-utilities - 0.9%
NorthWestern Corp.	49,200	2,830,476
		18,710,862
TOTAL COMMON STOCKS (Cost $220,176,950)		$298,734,890

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral Trust,
0.6548% (W)(Y)	328,599	3,288,162
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,288,162)		$3,288,162

SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	500,000	$500,000

The accompanying notes are an integral part of the financial statements.
221

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Prime Reserve
Fund, 0.3208% (Y)	4,854,852	$4,854,852
TOTAL SHORT-TERM INVESTMENTS (Cost $5,354,852)		$5,354,852
Total Investments (Small Company Value Trust)
(Cost $228,819,964) - 100.9%		$307,377,904
Other assets and liabilities, net - (0.9%)		(2,820,030)
TOTAL NET ASSETS - 100.0%		$304,557,874

Strategic Equity Allocation Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.3%
Consumer discretionary - 12.0%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	46,104	$2,112,193
American Axle &
Manufacturing Holdings, Inc. (I)	15,631	269,166
BorgWarner, Inc.	56,393	1,983,906
Bridgestone Corp.	156,774	5,776,143
Cie Generale des Etablissements Michelin	43,856	4,856,392
Continental AG	26,510	5,585,687
Cooper Tire & Rubber Company	11,155	424,113
Cooper-Standard Holding, Inc. (I)	3,001	296,499
Dana, Inc.	95,432	1,487,785
Delphi Automotive PLC	78,315	5,585,426
Denso Corp.	117,195	4,676,613
Dorman Products, Inc. (I)	5,392	344,549
Drew Industries, Inc.	4,814	471,868
Federal-Mogul Holdings Corp. (I)	6,552	62,965
Fox Factory Holding Corp. (I)	4,677	107,431
Gentex Corp.	130,073	2,284,082
Gentherm, Inc. (I)	7,543	237,001
GKN PLC	412,996	1,713,731
Horizon Global Corp. (I)	4,010	79,919
Johnson Controls International PLC	272,084	12,660,069
Koito Manufacturing Company, Ltd.	27,166	1,322,159
Metaldyne Performance Group, Inc.	3,336	52,876
Modine Manufacturing Company (I)	9,904	117,461
Motorcar Parts of America, Inc. (I)	3,814	109,767
NGK Spark Plug Company, Ltd.	42,799	756,273
NHK Spring Company, Ltd.	48,877	473,824
NOK Corp.	23,472	513,601
Nokian Renkaat OYJ	27,589	1,005,894
Spartan Motors, Inc.	7,180	68,784
Standard Motor Products, Inc.	4,372	208,807
Stanley Electric Company, Ltd.	36,267	980,579
Stoneridge, Inc. (I)	5,583	102,727
Strattec Security Corp.	893	31,523
Sumitomo Electric Industries, Ltd.	181,743	2,569,248
Sumitomo Rubber Industries, Ltd.	42,102	636,830
Superior Industries International, Inc.	5,059	147,520
Tenneco, Inc. (I)	11,455	667,483
The Goodyear Tire & Rubber Company	76,377	2,466,977
The Yokohama Rubber Company, Ltd.	25,800	412,988
Tower International, Inc.	4,197	101,148
Toyoda Gosei Company, Ltd.	16,003	372,069
Toyota Industries Corp.	39,253	1,821,990

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Valeo SA	57,439	$3,352,641
		69,308,707
Automobiles - 1.4%
Bayerische Motoren Werke AG	79,775	6,716,670
Daimler AG	231,992	16,361,836
Ferrari NV	29,571	1,536,668
Fiat Chrysler Automobiles NV	217,370	1,381,646
Ford Motor Company	1,119,499	13,512,353
Fuji Heavy Industries, Ltd.	148,312	5,564,590
General Motors Company	410,047	13,027,193
Harley-Davidson, Inc. (L)	51,995	2,734,417
Honda Motor Company, Ltd.	392,773	11,335,538
Isuzu Motors, Ltd.	143,100	1,684,439
Mazda Motor Corp.	137,300	2,106,424
Mitsubishi Motors Corp.	165,837	774,670
Nissan Motor Company, Ltd.	595,596	5,842,123
Peugeot SA (I)	116,916	1,785,398
Renault SA	46,318	3,810,543
Suzuki Motor Corp.	82,843	2,774,829
Thor Industries, Inc.	21,665	1,835,026
Toyota Motor Corp.	643,400	37,321,347
Volkswagen AG	7,825	1,133,080
Winnebago Industries, Inc.	5,458	128,645
Yamaha Motor Company, Ltd.	67,413	1,361,966
		132,729,401
Distributors - 0.1%
Core-Mark Holding Company, Inc.	9,316	333,513
Genuine Parts Company	42,913	4,310,611
Jardine Cycle & Carriage, Ltd.	23,867	753,877
LKQ Corp. (I)	87,987	3,120,019
Pool Corp.	19,175	1,812,421
Weyco Group, Inc.	1,359	36,516
		10,366,957
Diversified consumer services - 0.1%
American Public Education, Inc. (I)	3,349	66,344
Apollo Education Group, Inc. (I)	17,720	140,874
Ascent Capital Group, Inc., Class A (I)	2,309	53,500
Benesse Holdings, Inc.	16,255	415,174
Bridgepoint Education, Inc. (I)	4,178	28,703
Bright Horizons Family Solutions, Inc. (I)	8,864	592,913
Capella Education Company	2,326	135,001
Career Education Corp. (I)	14,126	95,916
Carriage Services, Inc.	3,129	74,001
Chegg, Inc. (I) (L)	16,959	120,239
Collectors Universe, Inc.	2,000	37,060
DeVry Education Group, Inc.	38,529	888,479
Graham Holdings Company, Class B	2,111	1,016,172
Grand Canyon Education, Inc. (I)	9,169	370,336
H&R Block, Inc.	64,386	1,490,536
Houghton Mifflin Harcourt Company (I)	25,485	341,754
K12, Inc. (I)	7,094	101,799
LifeLock, Inc. (I)	17,287	292,496
Regis Corp. (I)	7,732	97,037
Service Corp. International	87,516	2,322,675
Sotheby’s (L)	32,425	1,232,799
Strayer Education, Inc. (I)	2,186	102,042
Weight Watchers International, Inc. (I) (L)	5,625	58,050
		10,073,900
Hotels, restaurants and leisure - 1.6%
Accor SA	41,143	1,632,524
Aristocrat Leisure, Ltd.	130,435	1,586,991

The accompanying notes are an integral part of the financial statements.
222

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Belmond, Ltd., Class A (I)	17,107	$217,430
Biglari Holdings, Inc. (I)	210	91,564
BJ’s Restaurants, Inc. (I)	4,797	170,533
Bloomin’ Brands, Inc.	23,300	401,692
Bob Evans Farms, Inc.	4,074	156,034
Bojangles’, Inc. (I) (L)	2,394	38,208
Boyd Gaming Corp. (I)	16,838	333,056
Brinker International, Inc.	24,889	1,255,152
Buffalo Wild Wings, Inc. (I)	12,151	1,710,132
Caesars Acquisition Company, Class A (I)	9,797	121,679
Caesars Entertainment Corp. (I) (L)	11,654	86,822
Carnival Corp.	125,766	6,139,896
Carnival PLC	45,888	2,238,843
Carrols Restaurant Group, Inc. (I)	7,294	96,354
Century Casinos, Inc. (I)	5,528	38,198
Chipotle Mexican Grill, Inc. (I)	8,378	3,548,083
Churchill Downs, Inc.	8,381	1,226,559
Chuy’s Holdings, Inc. (I)	3,378	94,381
ClubCorp Holdings, Inc.	13,449	194,607
Compass Group PLC	395,842	7,666,129
Cracker Barrel Old Country Store, Inc. (L)	14,793	1,955,930
Crown Resorts, Ltd.	87,747	885,138
Darden Restaurants, Inc.	36,160	2,217,331
Dave & Buster’s Entertainment, Inc. (I)	7,726	302,705
Del Frisco’s Restaurant Group, Inc. (I)	5,257	70,812
Del Taco Restaurants, Inc. (I)	5,126	61,102
Denny’s Corp. (I)	15,662	167,427
DineEquity, Inc.	3,546	280,808
Domino’s Pizza Enterprises, Ltd.	14,782	800,919
Domino’s Pizza, Inc.	21,894	3,324,604
Dunkin’ Brands Group, Inc.	41,769	2,175,330
El Pollo Loco Holdings, Inc. (I) (L)	4,377	55,106
Eldorado Resorts, Inc. (I)	5,910	83,095
Fiesta Restaurant Group, Inc. (I)	5,600	134,400
Flight Centre Travel Group, Ltd. (L)	13,750	384,925
Galaxy Entertainment Group, Ltd.	565,153	2,149,127
Genting Singapore PLC	1,441,721	796,720
Golden Entertainment, Inc.	2,472	30,826
InterContinental Hotels Group PLC	45,209	1,863,291
International Speedway Corp., Class A	17,028	569,076
Interval Leisure Group, Inc.	23,170	397,829
Intrawest Resorts Holdings, Inc. (I)	3,580	58,068
Isle of Capri Casinos, Inc. (I)	5,295	117,973
J Alexander’s Holdings, Inc. (I)	3,379	34,229
Jack in the Box, Inc.	21,479	2,060,695
Jamba, Inc. (I) (L)	3,274	35,752
La Quinta Holdings, Inc. (I)	17,566	196,388
Lindblad Expeditions Holdings, Inc. (I)	3,880	34,920
Marriott International, Inc., Class A	93,444	6,291,611
Marriott Vacations Worldwide Corp.	4,544	333,166
McDonald’s Corp.	245,425	28,312,228
McDonald’s Holdings Company Japan, Ltd.	16,161	476,033
Melco Crown Entertainment, Ltd., ADR (L)	45,600	734,616
Merlin Entertainments PLC (S)	171,059	973,789
MGM China Holdings, Ltd.	226,172	395,485
Monarch Casino & Resort, Inc. (I)	2,442	61,465
Nathan’s Famous, Inc. (I) (L)	763	40,092
Oriental Land Company, Ltd.	52,600	3,203,222
Paddy Power Betfair PLC	19,169	2,167,552
Panera Bread Company, Class A (I)	10,099	1,966,477
Papa John’s International, Inc.	5,544	437,144
Penn National Gaming, Inc. (I)	15,390	208,842
Pinnacle Entertainment, Inc. (I)	11,993	147,994

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A (I)	3,327	$66,773
Popeyes Louisiana Kitchen, Inc. (I)	4,405	234,082
Potbelly Corp. (I) (L)	5,372	66,774
Red Robin Gourmet Burgers, Inc. (I)	2,828	127,090
Red Rock Resorts, Inc., Class A	6,200	146,258
Royal Caribbean Cruises, Ltd.	48,170	3,610,342
Ruby Tuesday, Inc. (I)	14,669	36,673
Ruth’s Hospitality Group, Inc.	6,758	95,423
Sands China, Ltd.	583,082	2,555,721
Scientific Games Corp., Class A (I)	11,100	125,097
SeaWorld Entertainment, Inc. (L)	13,550	182,654
Shake Shack, Inc., Class A (I) (L)	3,256	112,886
Shangri-La Asia, Ltd.	293,964	323,100
SJM Holdings, Ltd.	475,884	352,663
Sodexo SA	22,721	2,706,521
Sonic Corp.	9,645	252,506
Speedway Motorsports, Inc.	2,838	50,687
Starbucks Corp.	424,135	22,962,669
Tabcorp Holdings, Ltd.	200,276	766,925
Tatts Group, Ltd.	352,308	990,186
Texas Roadhouse, Inc.	42,315	1,651,554
The Cheesecake Factory, Inc.	29,542	1,478,873
The Habit Restaurants, Inc., Class A (I) (L)	3,007	42,098
The Marcus Corp.	4,090	102,414
The Wendy’s Company	92,268	996,494
TUI AG	120,200	1,708,032
Whitbread PLC	44,019	2,234,065
William Hill PLC	209,345	825,866
Wingstop, Inc.	3,269	95,782
Wyndham Worldwide Corp.	32,170	2,166,006
Wynn Macau, Ltd.	375,670	627,072
Wynn Resorts, Ltd. (L)	23,270	2,266,963
Yum! Brands, Inc.	106,409	9,663,001
Zoe’s Kitchen, Inc. (I) (L)	3,929	87,185
		155,749,544
Household durables - 0.8%
Barratt Developments PLC	241,506	1,546,128
Bassett Furniture Industries, Inc.	2,337	54,335
Beazer Homes USA, Inc. (I)	6,720	78,355
Berkeley Group Holdings PLC	31,651	1,057,577
CalAtlantic Group, Inc.	33,988	1,136,559
Casio Computer Company, Ltd. (L)	55,048	770,727
Cavco Industries, Inc. (I)	1,730	171,357
Century Communities, Inc. (I)	3,290	70,768
CSS Industries, Inc.	2,212	56,583
DR Horton, Inc.	94,703	2,860,031
Electrolux AB, Series B	57,984	1,452,313
Ethan Allen Interiors, Inc.	4,992	156,100
Flexsteel Industries, Inc.	1,441	74,529
Garmin, Ltd. (L)	33,184	1,596,482
GoPro, Inc., Class A (I) (L)	20,799	346,927
Green Brick Partners, Inc. (I) (L)	5,291	43,704
Harman International Industries, Inc.	20,080	1,695,756
Helen of Troy, Ltd. (I)	18,279	1,575,101
Hooker Furniture Corp.	2,462	60,294
Hovnanian Enterprises, Inc., Class A (I) (L)	27,038	45,694
Husqvarna AB, B Shares	100,411	876,344
Iida Group Holdings Company, Ltd.	36,200	728,442
Installed Building Products, Inc. (I)	4,064	145,776
iRobot Corp. (I)	5,523	242,902
KB Home (L)	55,030	887,084
La-Z-Boy, Inc.	9,989	245,330
Leggett & Platt, Inc.	38,564	1,757,747

The accompanying notes are an integral part of the financial statements.
223

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Lennar Corp., Class A	52,571	$2,225,856
LGI Homes, Inc. (I) (L)	3,070	113,099
Libbey, Inc.	4,808	85,823
Lifetime Brands, Inc.	2,705	36,409
M/I Homes, Inc. (I)	4,876	114,927
MDC Holdings, Inc.	7,889	203,536
Meritage Homes Corp. (I)	7,764	269,411
Mohawk Industries, Inc. (I)	18,277	3,661,614
NACCO Industries, Inc., Class A	869	59,057
Newell Brands, Inc.	138,938	7,316,475
Nikon Corp.	82,146	1,226,789
NVR, Inc. (I)	1,644	2,695,946
Panasonic Corp.	531,909	5,319,915
Persimmon PLC	74,132	1,743,034
PulteGroup, Inc.	89,987	1,803,339
Rinnai Corp.	8,178	761,321
Sekisui Chemical Company, Ltd.	98,363	1,414,675
Sekisui House, Ltd.	145,378	2,476,757
Sharp Corp. (I) (L)	359,000	476,130
Sony Corp.	304,200	10,078,326
Taylor Morrison Home Corp., Class A (I)	6,252	110,035
Taylor Wimpey PLC	786,605	1,568,944
Techtronic Industries Company, Ltd.	331,242	1,297,572
Tempur Sealy International, Inc. (I)	23,038	1,307,176
The New Home Company, Inc. (I)	3,098	33,056
Toll Brothers, Inc. (I)	68,408	2,042,663
TopBuild Corp. (I)	7,715	256,138
TRI Pointe Group, Inc. (I)	96,840	1,276,351
Tupperware Brands Corp.	23,019	1,504,752
Universal Electronics, Inc. (I)	2,907	216,455
WCI Communities, Inc. (I)	4,571	108,424
Whirlpool Corp.	21,799	3,534,926
William Lyon Homes, Class A (I) (L)	4,959	91,989
ZAGG, Inc. (I)	5,987	48,495
		75,212,360
Internet and direct marketing retail - 1.5%
1-800-Flowers.com, Inc., Class A (I)	5,741	52,645
Amazon.com, Inc. (I)	113,294	94,862,199
Blue Nile, Inc.	2,373	81,679
Duluth Holdings, Inc., Class B (I) (L)	1,996	52,914
Etsy, Inc. (I)	21,703	309,919
Expedia, Inc.	35,516	4,145,428
FTD Companies, Inc. (I)	3,633	74,731
HSN, Inc.	20,918	832,536
Lands’ End, Inc. (I) (L)	3,153	45,719
Liberty TripAdvisor Holdings, Inc., Class A (I)	14,950	326,658
Netflix, Inc. (I)	122,863	12,108,149
Nutrisystem, Inc.	5,984	177,665
Overstock.com, Inc. (I)	2,766	42,375
PetMed Express, Inc. (L)	4,207	85,318
Rakuten, Inc.	224,205	2,926,614
Shutterfly, Inc. (I)	7,059	315,114
Start Today Company, Ltd.	42,600	733,004
The Priceline Group, Inc. (I)	14,239	20,952,546
TripAdvisor, Inc. (I)	33,079	2,089,931
Wayfair, Inc., Class A (I) (L)	6,436	253,385
Zalando SE (I)	20,853	871,265
		141,339,794
Leisure products - 0.2%
Arctic Cat, Inc.	3,096	47,957
Bandai Namco Holdings, Inc.	48,193	1,475,095
Brunswick Corp.	40,861	1,993,200

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Callaway Golf Company	19,599	$227,544
Hasbro, Inc.	32,217	2,555,775
JAKKS Pacific, Inc. (I) (L)	3,795	32,789
Johnson Outdoors, Inc., Class A	1,183	43,026
Malibu Boats, Inc., Class A (I)	4,049	60,330
Mattel, Inc.	97,718	2,958,901
Nautilus, Inc. (I)	6,404	145,499
Polaris Industries, Inc. (L)	27,043	2,094,210
Sankyo Company, Ltd.	11,151	380,966
Sega Sammy Holdings, Inc.	44,936	641,009
Shimano, Inc.	17,881	2,655,751
Smith & Wesson Holding Corp. (I) (L)	11,115	295,548
Sturm Ruger & Company, Inc.	3,767	217,582
Vista Outdoor, Inc. (I)	27,150	1,082,199
Yamaha Corp.	40,373	1,306,927
		18,214,308
Media - 2.2%
Altice NV, Class A (I) (L)	89,766	1,607,666
Altice NV, Class B (I)	25,591	459,935
AMC Entertainment Holdings, Inc., Class A	4,432	137,791
AMC Networks, Inc., Class A (I)	27,161	1,408,569
Axel Springer SE	10,275	526,524
Cable One, Inc.	2,126	1,241,584
Carmike Cinemas, Inc. (I)	4,967	162,371
CBS Corp., Class B	119,147	6,522,107
Central European Media
Enterprises, Ltd., Class A (I)	19,500	45,045
Charter Communications, Inc., Class A (I)	62,656	16,915,240
Cinemark Holdings, Inc.	48,186	1,844,560
Comcast Corp., Class A	690,261	45,791,915
Daily Journal Corp. (I)	256	56,064
Dentsu, Inc.	52,165	2,655,077
Discovery Communications, Inc., Series A (I)	42,633	1,147,680
Discovery Communications, Inc., Series C (I)	69,185	1,820,257
Entercom Communications Corp., Class A	5,789	74,910
Entravision Communications Corp., Class A	14,049	107,194
Eros International PLC (I) (L)	6,109	93,590
Eutelsat Communications SA	42,065	870,634
Gannett Company, Inc.	23,839	277,486
Global Eagle Entertainment, Inc. (I)	9,882	82,119
Gray Television, Inc. (I)	13,511	139,974
Hakuhodo DY Holdings, Inc.	50,873	596,237
IMAX Corp. (I)	11,919	345,293
ITV PLC	874,426	2,121,114
JCDecaux SA (I)	17,761	574,294
John Wiley & Sons, Inc., Class A	20,343	1,049,902
Lagardere SCA	29,053	739,871
Liberty Braves Group, Class A (I)	2,447	42,700
Liberty Braves Group, Class C (I)	6,504	113,040
Liberty Media Group LLC, Series A (I)	4,738	135,744
Liberty Media Group LLC, Series C (I)	9,195	258,747
Live Nation Entertainment, Inc. (I)	59,821	1,643,881
Loral Space & Communications, Inc. (I)	2,865	112,050
MDC Partners, Inc., Class A (L)	10,656	114,232
Media General, Inc. (I)	22,463	413,993
Meredith Corp.	24,230	1,259,718
MSG Networks, Inc., Class A (I)	12,188	226,819
National CineMedia, Inc.	12,681	186,664
New Media Investment Group, Inc.	8,148	126,294
News Corp., Class A	110,253	1,541,337
News Corp., Class B	28,302	402,454
Nexstar Broadcasting Group, Inc., Class A (L)	6,175	356,359
Omnicom Group, Inc.	68,207	5,797,595

The accompanying notes are an integral part of the financial statements.
224

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Pearson PLC	197,974	$1,935,324
ProSiebenSat.1 Media SE	52,735	2,261,020
Publicis Groupe SA	45,672	3,455,897
REA Group, Ltd.	12,664	550,820
Reading International, Inc., Class A (I)	3,850	51,398
Rizzoli Corriere Della Sera
Mediagroup SpA (I)	15,091	15,881
RTL Group SA	9,348	776,584
Schibsted ASA, B Shares	21,856	586,425
Schibsted ASA, Class A	17,973	529,279
Scholastic Corp.	5,547	218,330
Scripps Networks Interactive, Inc., Class A	27,558	1,749,657
SES SA	87,777	2,155,351
Sinclair Broadcast Group, Inc., Class A	13,643	394,010
Singapore Press Holdings, Ltd.	385,732	1,081,048
Sky PLC	248,467	2,879,758
TEGNA, Inc.	61,745	1,349,746
Telenet Group Holding NV (I)	12,876	672,617
The EW Scripps Company, Class A (I)	12,441	197,812
The Interpublic Group of Companies, Inc.	115,492	2,581,246
The New York Times Company, Class A	80,018	956,215
The Walt Disney Company	425,594	39,520,604
Thomson Reuters Corp.	29,396	1,216,406
Time Warner, Inc.	222,805	17,737,506
Time, Inc.	66,148	957,823
Toho Company, Ltd.	26,908	893,813
tronc, Inc.	5,651	95,389
Twenty-First Century Fox, Inc., Class A	305,127	7,390,176
Twenty-First Century Fox, Inc., Class B	141,068	3,490,022
Viacom, Inc., Class B	99,455	3,789,236
Vivendi SA	280,335	5,657,847
World Wrestling Entertainment, Inc., Class A	7,518	160,133
WPP PLC	311,072	7,311,938
		214,765,941
Multiline retail - 0.4%
Big Lots, Inc. (L)	29,262	1,397,261
Dollar General Corp.	74,567	5,218,944
Dollar Tree, Inc. (I)	67,577	5,333,853
Don Quijote Holdings Company, Ltd.	28,600	1,049,199
Fred’s, Inc., Class A	7,674	69,526
Harvey Norman Holdings, Ltd.	132,509	530,424
Isetan Mitsukoshi Holdings, Ltd.	81,028	797,829
J Front Retailing Company, Ltd.	58,200	762,067
J.C. Penney Company, Inc. (I) (L)	140,129	1,291,989
Kohl’s Corp.	52,741	2,307,419
Macy’s, Inc.	88,533	3,280,148
Marks & Spencer Group PLC	391,227	1,678,411
Marui Group Company, Ltd.	50,341	664,994
Next PLC	34,317	2,124,189
Nordstrom, Inc. (L)	32,394	1,680,601
Ollie’s Bargain Outlet Holdings, Inc. (I)	4,174	109,401
Ryohin Keikaku Company, Ltd.	5,800	1,171,362
Sears Holdings Corp. (I) (L)	2,732	31,309
Takashimaya Company, Ltd.	71,883	590,228
Target Corp.	165,386	11,358,710
Tuesday Morning Corp. (I)	9,717	58,108
		41,505,972
Specialty retail - 2.0%
Aaron’s, Inc.	42,869	1,089,730
ABC-Mart, Inc.	7,864	535,530
Abercrombie & Fitch Company, Class A	44,739	710,903
Advance Auto Parts, Inc.	21,112	3,148,221

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
America’s Car-Mart, Inc. (I)	1,736	$63,173
American Eagle Outfitters, Inc. (L)	111,234	1,986,639
Asbury Automotive Group, Inc. (I)	4,070	226,577
Ascena Retail Group, Inc. (I)	110,890	619,875
AutoNation, Inc. (I)	20,442	995,730
AutoZone, Inc. (I)	8,282	6,363,392
Barnes & Noble Education, Inc. (I)	8,351	79,919
Barnes & Noble, Inc.	13,140	148,482
Bed Bath & Beyond, Inc.	43,708	1,884,252
Best Buy Company, Inc.	80,942	3,090,366
Big 5 Sporting Goods Corp.	3,926	53,472
Boot Barn Holdings, Inc. (I) (L)	2,943	33,491
Build-A-Bear Workshop, Inc. (I)	3,176	32,903
Cabela’s, Inc. (I)	23,281	1,278,825
Caleres, Inc.	8,823	223,134
CarMax, Inc. (I) (L)	55,633	2,968,021
Chico’s FAS, Inc.	87,059	1,036,002
Citi Trends, Inc.	3,279	65,350
Conn’s, Inc. (I)	4,528	46,729
CST Brands, Inc.	34,499	1,659,057
Destination XL Group, Inc. (I)	8,765	37,952
Dick’s Sporting Goods, Inc.	39,920	2,264,262
Dixons Carphone PLC	235,952	1,127,014
DSW, Inc., Class A	13,695	280,474
Dufry AG (I)	11,036	1,383,593
Express, Inc. (I)	15,192	179,114
Fast Retailing Company, Ltd.	12,746	4,104,522
Five Below, Inc. (I)	10,933	440,491
Foot Locker, Inc.	39,172	2,652,728
Francesca’s Holdings Corp. (I)	8,390	129,458
GameStop Corp., Class A (L)	47,380	1,307,214
Genesco, Inc. (I)	4,157	226,390
GNC Holdings, Inc., Class A	14,094	287,799
Group 1 Automotive, Inc.	4,252	271,618
Guess?, Inc.	40,291	588,652
Haverty Furniture Companies, Inc.	4,243	85,030
Hennes & Mauritz AB, B Shares	228,835	6,459,006
Hibbett Sports, Inc. (I) (L)	4,674	186,493
Hikari Tsushin, Inc.	5,100	473,589
Industria de Diseno Textil SA	262,857	9,746,178
Kingfisher PLC	547,736	2,672,437
Kirkland’s, Inc. (I)	3,232	39,366
L Brands, Inc.	68,817	4,870,179
Lithia Motors, Inc., Class A	4,833	461,648
Lowe’s Companies, Inc.	251,226	18,141,029
Lumber Liquidators Holdings, Inc. (I) (L)	5,621	110,565
MarineMax, Inc. (I)	5,295	110,930
Monro Muffler Brake, Inc.	6,410	392,100
Murphy USA, Inc. (I)	16,603	1,184,790
Nitori Holdings Company, Ltd.	19,290	2,312,344
O’Reilly Automotive, Inc. (I)	27,673	7,751,484
Office Depot, Inc.	360,016	1,285,257
Party City Holdco, Inc. (I)	5,633	96,437
Pier 1 Imports, Inc. (L)	17,060	72,334
Rent-A-Center, Inc.	10,904	137,827
Restoration Hardware Holdings, Inc. (I) (L)	25,161	870,067
Ross Stores, Inc.	115,391	7,419,641
Sally Beauty Holdings, Inc. (I)	65,678	1,686,611
Select Comfort Corp. (I)	9,507	205,351
Shimamura Company, Ltd.	5,328	648,638
Shoe Carnival, Inc.	3,061	81,606
Signet Jewelers, Ltd.	22,395	1,669,099
Sonic Automotive, Inc., Class A	5,677	106,728

The accompanying notes are an integral part of the financial statements.
225

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sportsman’s Warehouse Holdings, Inc. (I)	5,417	$56,987
Stage Stores, Inc.	6,031	33,834
Staples, Inc.	188,395	1,610,777
Stein Mart, Inc.	7,067	44,875
Tailored Brands, Inc. (L)	10,352	162,526
The Buckle, Inc. (L)	5,892	141,585
The Cato Corp., Class A	5,264	173,133
The Children’s Place, Inc.	3,771	301,190
The Finish Line, Inc., Class A	8,485	195,834
The Gap, Inc. (L)	64,139	1,426,451
The Home Depot, Inc.	355,184	45,705,077
The TJX Companies, Inc.	189,736	14,188,458
Tiffany & Company (L)	31,475	2,286,029
Tile Shop Holdings, Inc. (I)	6,806	112,639
Tractor Supply Company	38,284	2,578,427
Ulta Salon Cosmetics & Fragrance, Inc. (I)	16,885	4,018,292
Urban Outfitters, Inc. (I)	24,229	836,385
USS Company, Ltd.	52,448	887,656
Vitamin Shoppe, Inc. (I)	4,955	133,042
West Marine, Inc. (I)	3,872	32,021
Williams-Sonoma, Inc. (L)	37,055	1,892,769
Winmark Corp.	521	54,976
Yamada Denki Company, Ltd.	151,468	751,293
Zumiez, Inc. (I)	3,887	69,966
		190,592,040
Textiles, apparel and luxury goods - 1.0%
adidas AG	45,369	7,890,775
Asics Corp.	38,572	777,160
Burberry Group PLC	107,222	1,913,298
Carter’s, Inc.	22,694	1,967,797
Christian Dior SE	13,134	2,355,540
Cie Financiere Richemont SA	125,770	7,670,408
Coach, Inc.	79,883	2,920,522
Columbia Sportswear Company	5,496	311,843
Crocs, Inc. (I)	15,415	127,945
Culp, Inc.	2,286	68,054
Deckers Outdoor Corp. (I)	21,198	1,262,341
Fossil Group, Inc. (I) (L)	27,485	763,258
G-III Apparel Group, Ltd. (I)	8,821	257,132
Hanesbrands, Inc.	108,356	2,735,989
Hermes International	6,358	2,588,410
HUGO BOSS AG	16,037	887,734
Iconix Brand Group, Inc. (I) (L)	9,286	75,402
Kate Spade & Company (I)	58,331	999,210
Kering	18,254	3,683,345
Li & Fung, Ltd.	1,417,774	730,535
Luxottica Group SpA	40,775	1,947,540
LVMH Moet Hennessy Louis Vuitton SE	67,198	11,457,984
Michael Kors Holdings, Ltd. (I)	50,655	2,370,147
Movado Group, Inc.	3,305	70,991
NIKE, Inc., Class B	387,595	20,406,877
Oxford Industries, Inc.	3,127	211,698
Pandora A/S	26,793	3,245,157
Perry Ellis International, Inc. (I)	2,776	53,521
PVH Corp.	23,266	2,570,893
Ralph Lauren Corp.	16,382	1,656,875
Sequential Brands Group, Inc. (I) (L)	8,229	65,832
Skechers U.S.A., Inc., Class A (I)	60,577	1,387,213
Steven Madden, Ltd. (I)	12,591	435,145
Superior Uniform Group, Inc.	1,921	38,017
The Swatch Group AG, Bearer Shares (L)	7,427	2,105,460
The Swatch Group AG, Registered Shares	11,977	666,870
Under Armour, Inc., Class A (I) (L)	52,562	2,033,098

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class C (I)	52,797	$1,787,706
Unifi, Inc. (I)	3,256	95,824
Vera Bradley, Inc. (I)	4,251	64,403
VF Corp.	95,713	5,364,714
Vince Holding Corp. (I) (L)	5,013	28,273
Wolverine World Wide, Inc.	19,769	455,280
Yue Yuen Industrial Holdings, Ltd.	181,987	752,124
		99,258,340
		1,159,117,264
Consumer staples - 9.8%
Beverages - 2.1%
Anheuser-Busch InBev SA	193,737	25,477,922
Asahi Group Holdings, Ltd.	93,203	3,395,129
Brown-Forman Corp., Class B	52,940	2,511,474
Carlsberg A/S, Class B	25,776	2,463,513
Coca-Cola Amatil, Ltd.	136,890	1,079,397
Coca-Cola Bottling Company Consolidated	975	144,456
Coca-Cola European Partners PLC	52,297	2,082,474
Coca-Cola HBC AG (I)	43,605	1,013,011
Constellation Brands, Inc., Class A	50,602	8,424,727
Craft Brew Alliance, Inc. (I)	2,942	55,398
Diageo PLC	606,464	17,371,288
Dr. Pepper Snapple Group, Inc.	53,304	4,867,188
Heineken Holding NV	24,287	1,945,769
Heineken NV	55,506	4,879,041
Kirin Holdings Company, Ltd.	198,192	3,293,890
MGP Ingredients, Inc.	2,600	105,352
Molson Coors Brewing Company, Class B	52,820	5,799,636
Monster Beverage Corp. (I)	38,898	5,710,615
National Beverage Corp. (I) (L)	2,386	105,103
PepsiCo, Inc.	414,325	45,066,130
Pernod Ricard SA	51,167	6,059,917
Primo Water Corp. (I)	4,736	57,448
Remy Cointreau SA	5,473	467,033
SABMiller PLC	234,432	13,655,534
Suntory Beverage & Food, Ltd.	33,559	1,451,036
The Boston Beer Company, Inc., Class A (I)	5,892	914,792
The Coca-Cola Company	1,116,877	47,266,235
Treasury Wine Estates, Ltd.	177,840	1,509,272
		207,172,780
Food and staples retailing - 1.8%
Aeon Company, Ltd.	157,578	2,331,440
Carrefour SA	133,464	3,460,497
Casey’s General Stores, Inc.	17,799	2,138,550
Casino Guichard Perrachon SA (L)	13,638	663,819
Colruyt SA (L)	16,228	901,231
Costco Wholesale Corp.	125,670	19,165,932
CVS Health Corp.	308,091	27,417,018
Distribuidora Internacional
de Alimentacion SA	150,009	928,923
FamilyMart UNY Holdings Company, Ltd.	19,992	1,334,593
ICA Gruppen AB	19,415	641,343
Ingles Markets, Inc., Class A	2,969	117,394
J Sainsbury PLC	393,280	1,252,620
Jeronimo Martins SGPS SA	60,672	1,051,543
Koninklijke Ahold Delhaize NV	308,700	7,030,932
Lawson, Inc.	15,689	1,239,385
METRO AG	42,985	1,279,480
Performance Food Group Company (I)	7,638	189,422
PriceSmart, Inc.	4,117	344,840
Seven & i Holdings Company, Ltd.	181,529	8,581,830

The accompanying notes are an integral part of the financial statements.
226

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Smart & Final Stores, Inc. (I)	4,956	$63,288
SpartanNash Company	7,558	218,577
Sprouts Farmers Market, Inc. (I)	63,224	1,305,576
Sundrug Company, Ltd.	8,900	747,060
SUPERVALU, Inc. (I)	54,552	272,214
Sysco Corp.	146,073	7,159,038
Tesco PLC	1,969,475	4,664,603
The Andersons, Inc.	5,522	199,786
The Chefs’ Warehouse, Inc. (I)	4,292	47,813
The Kroger Company	273,613	8,120,834
Tsuruha Holdings, Inc.	8,800	1,017,284
United Natural Foods, Inc. (I)	33,075	1,324,323
Village Super Market, Inc., Class A	1,733	55,473
Wal-Mart Stores, Inc.	435,121	31,380,927
Walgreens Boots Alliance, Inc.	245,293	19,775,522
Weis Markets, Inc.	1,996	105,788
Wesfarmers, Ltd.	271,313	9,197,812
Whole Foods Market, Inc.	92,089	2,610,723
WM Morrison Supermarkets PLC	534,558	1,509,404
Woolworths, Ltd.	308,086	5,515,893
		175,362,730
Food products - 2.3%
Ajinomoto Company, Inc.	133,596	2,978,714
Amplify Snack Brands, Inc. (I) (L)	5,997	97,151
Archer-Daniels-Midland Company	168,579	7,108,976
Aryzta AG (I)	21,023	935,139
Associated British Foods PLC	85,854	2,892,830
B&G Foods, Inc.	12,616	620,455
Barry Callebaut AG (I)	529	704,026
Cal-Maine Foods, Inc. (L)	6,313	243,303
Calavo Growers, Inc.	3,159	206,693
Calbee, Inc.	19,300	731,243
Campbell Soup Company	55,910	3,058,277
Chocoladefabriken Lindt & Sprungli AG	25	1,706,478
Chocoladefabriken Lindt & Sprungli AG	243	1,405,310
ConAgra Foods, Inc.	119,867	5,646,934
Danone SA	142,235	10,561,347
Darling Ingredients, Inc. (I)	33,540	453,125
Dean Foods Company	59,246	971,634
Farmer Brothers Company (I)	1,749	62,177
Flowers Foods, Inc. (L)	82,961	1,254,370
Fresh Del Monte Produce, Inc.	6,484	388,392
Freshpet, Inc. (I) (L)	5,085	43,985
General Mills, Inc.	173,736	11,098,256
Golden Agri-Resources, Ltd.	1,680,261	439,336
Hormel Foods Corp.	77,520	2,940,334
Ingredion, Inc.	32,812	4,365,965
Inventure Foods, Inc. (I)	4,443	41,764
J&J Snack Foods Corp.	3,064	364,984
John B. Sanfilippo & Son, Inc.	1,775	91,111
Kellogg Company	72,299	5,601,004
Kerry Group PLC, Class A	37,392	3,114,274
Kerry Group PLC, Class A (London
Stock Exchange)	1,204	99,091
Kikkoman Corp.	35,746	1,144,831
Lancaster Colony Corp.	12,672	1,673,844
Landec Corp. (I)	5,870	78,717
Limoneira Company (L)	3,002	56,738
Marine Harvest ASA (I)	92,185	1,653,621
McCormick & Company, Inc., Non-
Voting Shares	33,067	3,304,055
Mead Johnson Nutrition Company	53,550	4,230,986
MEIJI Holdings Company, Ltd.	27,600	2,740,420

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Mondelez International, Inc., Class A	450,204	$19,763,956
Nestle SA	768,212	60,661,141
NH Foods, Ltd.	41,882	1,011,760
Nisshin Seifun Group, Inc.	47,600	725,547
Nissin Food Holdings Company, Ltd.	14,175	861,546
Omega Protein Corp. (I)	4,500	105,165
Orkla ASA	196,429	2,034,072
Post Holdings, Inc. (I)	29,312	2,262,007
Sanderson Farms, Inc.	4,055	390,618
Seaboard Corp. (I)	54	185,760
Seneca Foods Corp., Class A (I)	1,465	41,372
Snyder’s-Lance, Inc.	55,190	1,853,280
Tate & Lyle PLC	112,410	1,091,135
The Hain Celestial Group, Inc. (I)	47,151	1,677,633
The Hershey Company	40,314	3,854,018
The J.M. Smucker Company	34,328	4,652,817
The Kraft Heinz Company	170,880	15,295,469
The WhiteWave Foods Company (I)	80,269	4,369,042
Tootsie Roll Industries, Inc. (L)	11,756	432,973
Toyo Suisan Kaisha, Ltd.	21,350	905,735
TreeHouse Foods, Inc. (I)	25,722	2,242,701
Tyson Foods, Inc., Class A	86,227	6,438,570
WH Group, Ltd. (S)	1,411,500	1,140,834
Wilmar International, Ltd.	462,903	1,099,018
Yakult Honsha Company, Ltd.	21,203	958,306
Yamazaki Baking Company, Ltd.	31,890	784,144
		219,948,509
Household products - 1.4%
Central Garden & Pet Company (I)	2,582	67,132
Central Garden & Pet Company, Class A (I)	6,310	156,488
Church & Dwight Company, Inc.	73,634	3,528,541
Colgate-Palmolive Company	256,169	18,992,370
Energizer Holdings, Inc.	28,182	1,407,973
Henkel AG & Company, KGaA	25,063	2,923,195
HRG Group, Inc. (I)	24,281	381,212
Kimberly-Clark Corp.	103,301	13,030,388
Oil-Dri Corp. of America	1,196	45,017
Orchids Paper Products Company (L)	1,997	54,378
Reckitt Benckiser Group PLC	152,926	14,397,191
Svenska Cellulosa AB SCA, B Shares	146,279	4,341,688
The Clorox Company	37,107	4,645,054
The Procter & Gamble Company	768,541	68,976,555
Unicharm Corp.	97,200	2,522,100
WD-40 Company	2,868	322,449
		135,791,731
Personal products - 0.7%
Avon Products, Inc.	289,233	1,637,059
Beiersdorf AG	24,319	2,295,543
Coty, Inc., Class A (I)	20,520	482,220
Edgewell Personal Care Company (I)	26,732	2,125,729
Inter Parfums, Inc.	3,674	118,560
Kao Corp.	121,475	6,867,957
Kose Corp.	7,300	747,498
L’Oreal SA	61,044	11,537,885
Lifevantage Corp. (I)	2,929	27,708
Medifast, Inc.	2,165	81,815
Natural Health Trends Corp. (L)	1,552	43,860
Nutraceutical International Corp. (I)	2,131	66,572
Pola Orbis Holdings, Inc.	5,400	483,391
Revlon, Inc., Class A (I)	2,429	89,339
Shiseido Company, Ltd.	91,560	2,425,030
The Estee Lauder Companies, Inc., Class A	63,856	5,655,087

The accompanying notes are an integral part of the financial statements.
227

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Unilever NV	392,464	$18,082,070
Unilever PLC	309,231	14,632,836
USANA Health Sciences, Inc. (I)	1,087	150,386
		67,550,545
Tobacco - 1.5%
Alliance One International, Inc. (I)	1,870	35,754
Altria Group, Inc.	561,220	35,485,941
British American Tobacco PLC	449,149	28,644,930
Imperial Brands PLC	230,975	11,888,426
Japan Tobacco, Inc.	265,089	10,851,470
Philip Morris International, Inc.	447,169	43,473,770
Reynolds American, Inc.	237,477	11,197,041
Swedish Match AB	45,276	1,661,255
Universal Corp.	4,559	265,425
Vector Group, Ltd. (L)	18,896	406,827
		143,910,839
		949,737,134
Energy - 5.9%
Energy equipment and services - 0.8%
Archrock, Inc.	14,415	188,548
Atwood Oceanics, Inc. (L)	12,456	108,243
Baker Hughes, Inc.	125,706	6,344,382
Bristow Group, Inc.	7,182	100,692
CARBO Ceramics, Inc. (L)	4,328	47,348
Dawson Geophysical Company (I)	4,710	35,937
Diamond Offshore Drilling, Inc. (L)	26,653	469,359
Dril-Quip, Inc. (I)	16,912	942,675
Ensco PLC, Class A	137,338	1,167,373
Era Group, Inc. (I)	5,048	40,636
Exterran Corp. (I)	6,590	103,331
Fairmount Santrol Holdings, Inc. (I) (L)	13,580	115,158
FMC Technologies, Inc. (I)	64,330	1,908,671
Forum Energy Technologies, Inc. (I)	12,269	243,662
Geospace Technologies Corp. (I)	2,855	55,615
Halliburton Company	246,615	11,068,081
Helix Energy Solutions Group, Inc. (I)	20,813	169,210
Helmerich & Payne, Inc. (L)	30,681	2,064,831
Hornbeck Offshore Services, Inc. (I) (L)	7,277	40,024
Independence Contract Drilling, Inc. (I)	6,652	34,923
Matrix Service Company (I)	5,623	105,487
McDermott International, Inc. (I)	49,357	247,279
Nabors Industries, Ltd.	128,497	1,562,524
National Oilwell Varco, Inc.	108,315	3,979,493
Natural Gas Services Group, Inc. (I)	2,632	64,721
Newpark Resources, Inc. (I)	17,243	126,908
Noble Corp. PLC	110,857	702,833
Oceaneering International, Inc.	44,696	1,229,587
Oil States International, Inc. (I)	33,797	1,066,971
Parker Drilling Company (I)	27,166	58,950
Patterson-UTI Energy, Inc.	67,173	1,502,660
Petrofac, Ltd.	62,582	724,359
PHI, Inc. (I)	2,850	51,785
Pioneer Energy Services Corp. (I)	13,370	54,015
RigNet, Inc. (I)	3,101	46,887
Rowan Companies PLC, Class A	57,188	866,970
Saipem SpA (I)	1,462,362	619,566
Schlumberger, Ltd.	401,427	31,568,219
SEACOR Holdings, Inc. (I) (L)	3,280	195,127
Seadrill, Ltd. (I) (L)	77,076	182,670
Superior Energy Services, Inc.	69,015	1,235,369
Technip SA	26,235	1,612,775

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tenaris SA	113,888	$1,622,136
Tesco Corp.	10,177	83,044
TETRA Technologies, Inc. (I)	18,741	114,508
Tidewater, Inc. (L)	10,940	30,851
Transocean, Ltd. (I) (L)	97,313	1,037,357
U.S. Silica Holdings, Inc.	13,089	609,424
Unit Corp. (I)	10,465	194,649
		76,745,823
Oil, gas and consumable fuels - 5.1%
Abraxas Petroleum Corp. (I)	28,054	47,411
Alon USA Energy, Inc.	6,996	56,388
Anadarko Petroleum Corp.	146,427	9,277,615
Apache Corp.	108,576	6,934,749
Ardmore Shipping Corp.	6,073	42,754
Bill Barrett Corp. (I)	10,333	57,451
BP PLC	4,492,559	26,185,934
Cabot Oil & Gas Corp.	134,497	3,470,023
California Resources Corp. (I) (L)	6,754	84,425
Callon Petroleum Company (I)	24,915	391,166
Caltex Australia, Ltd.	63,393	1,676,031
Carrizo Oil & Gas, Inc. (I)	11,469	465,871
Chesapeake Energy Corp. (I) (L)	197,475	1,238,168
Chevron Corp.	543,662	55,953,693
Cimarex Energy Company	27,210	3,656,208
Clayton Williams Energy, Inc. (I)	1,255	107,227
Clean Energy Fuels Corp. (I) (L)	18,652	83,374
Cobalt International Energy, Inc. (I)	84,385	104,637
Concho Resources, Inc. (I)	41,113	5,646,871
ConocoPhillips	355,249	15,442,674
CONSOL Energy, Inc. (L)	80,104	1,537,997
Contango Oil & Gas Company (I)	4,213	43,057
CVR Energy, Inc. (L)	3,361	46,281
Delek US Holdings, Inc.	12,778	220,932
Denbury Resources, Inc. (I) (L)	252,680	816,156
Devon Energy Corp.	150,322	6,630,703
DHT Holdings, Inc.	18,929	79,313
Eclipse Resources Corp. (I)	12,340	40,599
Energen Corp. (I)	43,854	2,531,253
Eni SpA	612,838	8,831,168
EOG Resources, Inc.	157,862	15,266,834
EP Energy Corp., Class A (I) (L)	8,505	37,252
EQT Corp.	49,569	3,599,701
EXCO Resources, Inc. (I) (L)	32,747	35,039
Exxon Mobil Corp.	1,194,587	104,263,553
Frontline, Ltd. (L)	13,317	95,483
Galp Energia SGPS SA	111,459	1,522,740
GasLog, Ltd. (L)	8,316	120,998
Gener8 Maritime, Inc. (I) (L)	8,347	42,737
Golar LNG, Ltd. (L)	18,277	387,472
Green Plains, Inc.	7,398	193,828
Gulfport Energy Corp. (I)	57,132	1,613,979
Hess Corp.	80,120	4,296,034
HollyFrontier Corp.	80,130	1,963,185
Idemitsu Kosan Company, Ltd.	21,600	447,210
Inpex Corp.	229,157	2,083,602
JX Holdings, Inc.	511,011	2,068,347
Kinder Morgan, Inc.	552,868	12,787,837
Koninklijke Vopak NV	16,931	887,979
Lundin Petroleum AB (I)	44,913	822,085
Marathon Oil Corp.	243,177	3,844,628
Marathon Petroleum Corp.	152,029	6,170,857
Matador Resources Company (I)	17,060	415,240
Murphy Oil Corp.	46,782	1,422,173

The accompanying notes are an integral part of the financial statements.
228

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Neste OYJ	30,881	$1,317,258
Newfield Exploration Company (I)	56,436	2,452,709
Noble Energy, Inc.	122,938	4,393,804
Nordic American Tankers, Ltd. (L)	17,588	177,815
Northern Oil and Gas, Inc. (I) (L)	10,834	29,035
Oasis Petroleum, Inc. (I)	36,597	419,768
Occidental Petroleum Corp.	219,075	15,974,949
Oil Search, Ltd.	330,286	1,819,056
OMV AG	35,483	1,021,627
ONEOK, Inc.	60,020	3,084,428
Origin Energy, Ltd.	422,350	1,781,179
Overseas Shipholding Group, Inc., Class A	7,517	79,455
Pacific Ethanol, Inc. (I)	6,035	41,702
Panhandle Oil and Gas, Inc., Class A	3,490	61,180
Par Pacific Holdings, Inc. (I)	6,500	85,020
PDC Energy, Inc. (I)	9,434	632,644
Phillips 66	128,096	10,318,133
Pioneer Natural Resources Company	48,971	9,091,466
QEP Resources, Inc.	108,621	2,121,368
Range Resources Corp.	54,451	2,109,976
Renewable Energy Group, Inc. (I)	9,121	77,255
Repsol SA	267,214	3,629,894
REX American Resources Corp. (I)	1,142	96,796
Ring Energy, Inc. (I)	7,578	82,979
Royal Dutch Shell PLC, A Shares	1,030,100	25,626,710
Royal Dutch Shell PLC, B Shares	902,403	23,395,404
RSP Permian, Inc. (I)	16,065	623,001
Sanchez Energy Corp. (I) (L)	11,723	103,631
Santos, Ltd.	384,905	1,084,846
Scorpio Tankers, Inc.	33,765	156,332
SemGroup Corp., Class A	10,886	384,929
Ship Finance International, Ltd. (L)	11,935	175,803
Showa Shell Sekiyu KK	46,494	432,212
SM Energy Company	39,390	1,519,666
Southwestern Energy Company (I)	135,814	1,879,666
Spectra Energy Corp.	202,356	8,650,719
Statoil ASA	268,841	4,513,379
Synergy Resources Corp. (I)	38,201	264,733
Teekay Corp.	9,441	72,790
Teekay Tankers, Ltd., Class A	25,192	63,736
Tesoro Corp.	34,316	2,730,181
The Williams Companies, Inc.	195,964	6,021,974
TonenGeneral Sekiyu KK	70,557	715,513
TOTAL SA (L)	537,511	25,564,324
Valero Energy Corp.	130,929	6,939,237
Western Refining, Inc.	49,737	1,316,041
Westmoreland Coal Company (I)	4,504	39,905
Woodside Petroleum, Ltd.	182,733	4,051,693
World Fuel Services Corp.	31,834	1,472,641
WPX Energy, Inc. (I)	156,128	2,059,328
		496,846,812
		573,592,635
Financials - 14.8%
Banks - 7.2%
1st Source Corp.	3,129	111,690
ABN AMRO Group NV (S)	56,602	1,170,311
Access National Corp.	1,654	39,531
ACNB Corp.	1,766	46,940
Allegiance Bancshares, Inc. (I)	2,556	69,012
Ameris Bancorp	6,894	240,945
Aozora Bank, Ltd.	285,271	983,261
Arrow Financial Corp.	2,636	86,532

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Associated Banc-Corp.	67,351	$1,319,406
Atlantic Capital Bancshares, Inc. (I)	3,930	58,871
Australia & New Zealand Banking Group, Ltd.	702,896	14,972,765
Banc of California, Inc.	9,863	172,208
BancFirst Corp.	1,569	113,768
Banco Bilbao Vizcaya Argentaria SA	1,561,485	9,447,855
Banco de Sabadell SA	1,274,331	1,632,584
Banco Espirito Santo SA (I)	625,609	938
Banco Latinoamericano de
Comercio Exterior SA	5,990	168,798
Banco Popular Espanol SA	808,631	1,000,812
Banco Santander SA	3,477,853	15,428,947
BancorpSouth, Inc.	56,215	1,304,188
Bank Hapoalim BM	257,636	1,462,898
Bank Leumi Le-Israel BM (I)	347,467	1,322,399
Bank of America Corp.	2,933,053	45,902,279
Bank of East Asia, Ltd.	293,890	1,199,476
Bank of Hawaii Corp.	19,618	1,424,659
Bank of Ireland (I)	6,627,879	1,385,705
Bank of Marin Bancorp	1,341	66,688
Bank of Queensland, Ltd.	92,665	811,601
Bank of the Ozarks, Inc.	59,224	2,274,202
Bankia SA	1,104,232	906,103
Bankinter SA	162,519	1,156,331
Bankwell Financial Group, Inc.	1,773	42,002
Banner Corp.	6,236	272,763
Bar Harbor Bankshares	1,415	51,959
Barclays PLC	4,074,119	8,832,771
BB&T Corp.	235,398	8,879,213
Bendigo and Adelaide Bank, Ltd.	113,138	938,345
Berkshire Hills Bancorp, Inc.	6,165	170,832
Blue Hills Bancorp, Inc.	5,633	84,608
BNC Bancorp	8,134	197,819
BNP Paribas SA	255,263	13,129,080
BOC Hong Kong Holdings, Ltd.	891,878	3,034,525
Boston Private Financial Holdings, Inc.	16,838	216,032
Bridge Bancorp, Inc.	3,627	103,696
Brookline Bancorp, Inc.	14,649	178,571
Bryn Mawr Bank Corp.	3,630	116,124
C&F Financial Corp.	915	39,418
CaixaBank SA	641,147	1,620,184
Camden National Corp.	2,232	106,556
Capital Bank Financial Corp., Class A	3,925	126,032
Cardinal Financial Corp.	6,508	169,794
Carolina Financial Corp. (L)	2,509	56,051
Cascade Bancorp (I)	8,023	48,619
Cathay General Bancorp	48,448	1,491,229
CenterState Banks, Inc.	9,515	168,701
Central Pacific Financial Corp.	6,238	157,135
Central Valley Community Bancorp	2,307	36,589
Chemical Financial Corp.	45,131	1,991,631
Citigroup, Inc.	836,230	39,495,143
Citizens & Northern Corp.	2,940	64,592
Citizens Financial Group, Inc.	151,787	3,750,657
City Holding Company	2,988	150,267
CNB Financial Corp.	3,370	71,309
CoBiz Financial, Inc.	7,629	101,542
Codorus Valley Bancorp, Inc.	2,323	50,827
Columbia Banking System, Inc.	11,983	392,084
Comerica, Inc.	50,186	2,374,802
Commerce Bancshares, Inc.	37,783	1,861,191
Commerzbank AG	256,632	1,658,085
Commonwealth Bank of Australia	413,210	23,041,908

The accompanying notes are an integral part of the financial statements.
229

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Community Bank Systems, Inc.	8,657	$416,488
Community Trust Bancorp, Inc.	3,167	117,527
CommunityOne Bancorp (I)	2,620	36,261
Concordia Financial Group, Ltd.	282,100	1,230,872
ConnectOne Bancorp, Inc.	6,134	110,780
Credit Agricole SA	254,402	2,509,395
CU Bancorp (I)	3,701	84,420
Cullen/Frost Bankers, Inc. (L)	25,159	1,809,938
Customers Bancorp, Inc. (I)	4,791	120,542
CVB Financial Corp.	20,816	366,570
Danske Bank A/S	165,907	4,853,758
DBS Group Holdings, Ltd.	424,283	4,814,273
DNB ASA	235,455	3,095,468
Eagle Bancorp, Inc. (I)	6,248	308,214
East West Bancorp, Inc.	65,112	2,390,262
Enterprise Financial Services Corp.	4,062	126,938
Equity Bancshares, Inc., Class A (I)	1,428	37,042
Erste Group Bank AG (I)	72,495	2,146,699
Farmers Capital Bank Corp.	1,779	52,730
Farmers National Banc Corp.	6,454	69,574
FCB Financial Holdings, Inc., Class A (I)	6,143	236,075
Fidelity Southern Corp.	4,679	86,047
Fifth Third Bancorp	220,264	4,506,601
Financial Institutions, Inc.	3,164	85,776
First Bancorp	4,219	83,494
First BanCorp (I)	25,035	130,182
First Bancorp, Inc.	2,617	62,729
First Busey Corp.	6,290	142,154
First Business Financial Services, Inc.	2,022	47,517
First Citizens BancShares, Inc., Class A	1,499	440,541
First Commonwealth Financial Corp.	18,081	182,437
First Community Bancshares, Inc.	3,619	89,751
First Connecticut Bancorp, Inc.	3,710	66,001
First Financial Bancorp	12,390	270,598
First Financial Bankshares, Inc. (L)	13,064	476,052
First Financial Corp.	2,255	91,733
First Financial Northwest, Inc.	3,068	43,474
First Foundation, Inc. (I)	2,998	73,961
First Horizon National Corp.	104,645	1,593,743
First Internet Bancorp	1,559	35,997
First Interstate BancSystem, Inc., Class A	4,014	126,481
First Merchants Corp.	8,246	220,581
First Midwest Bancorp, Inc.	16,654	322,421
First NBC Bank Holding Company (I)	3,638	34,343
First Northwest Bancorp (I)	3,307	44,611
Flushing Financial Corp.	5,571	132,144
FNB Corp.	137,614	1,692,652
Franklin Financial Network, Inc. (I)	2,081	77,829
Fukuoka Financial Group, Inc.	185,272	770,053
Fulton Financial Corp.	113,712	1,651,098
German American Bancorp, Inc.	3,102	120,761
Glacier Bancorp, Inc.	15,592	444,684
Great Southern Bancorp, Inc.	2,347	95,523
Great Western Bancorp, Inc.	11,884	395,975
Green Bancorp, Inc. (I)	4,995	54,595
Guaranty Bancorp	3,794	67,723
Hancock Holding Company	51,079	1,656,492
Hang Seng Bank, Ltd.	184,290	3,308,240
Hanmi Financial Corp.	6,498	171,157
Heartland Financial USA, Inc.	4,481	161,630
Heritage Commerce Corp.	6,572	71,898
Heritage Financial Corp.	6,461	115,975
Hilltop Holdings, Inc. (I)	15,276	343,099

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Home BancShares, Inc.	24,600	$511,926
HomeTrust Bancshares, Inc. (I)	4,027	74,500
Hope Bancorp, Inc.	26,325	457,265
Horizon Bancorp	2,955	86,818
HSBC Holdings PLC	4,773,622	35,882,186
Huntington Bancshares, Inc.	310,570	3,062,220
IBERIABANK Corp.	8,302	557,230
Independent Bank Corp. (MA)	5,178	280,078
Independent Bank Corp. (MI)	4,648	78,226
Independent Bank Group, Inc.	2,305	101,812
ING Groep NV (I)	934,142	11,532,553
International Bancshares Corp.	37,534	1,117,763
Intesa Sanpaolo SpA	3,057,330	6,787,589
Intesa Sanpaolo SpA	224,025	470,013
Investors Bancorp, Inc.	59,261	711,725
Japan Post Bank Company, Ltd.	97,600	1,159,762
JPMorgan Chase & Co.	1,039,837	69,242,746
KBC Groep NV	60,434	3,527,885
KeyCorp	310,776	3,782,144
Kyushu Financial Group, Inc.	83,100	566,196
Lakeland Bancorp, Inc.	8,508	119,452
Lakeland Financial Corp.	4,833	171,185
LegacyTexas Financial Group, Inc.	9,088	287,453
Live Oak Bancshares, Inc. (L)	4,569	65,885
Lloyds Banking Group PLC	15,476,932	10,934,672
M&T Bank Corp.	45,590	5,292,999
Macatawa Bank Corp.	6,891	55,059
MainSource Financial Group, Inc.	4,926	122,904
MB Financial, Inc.	46,465	1,767,529
MBT Financial Corp.	4,514	40,852
Mediobanca SpA	136,421	887,878
Mercantile Bank Corp.	3,620	97,197
Merchants Bancshares, Inc.	1,856	60,116
Middleburg Financial Corp.	1,400	39,592
Mitsubishi UFJ Financial Group, Inc.	3,072,492	15,565,498
Mizrahi Tefahot Bank, Ltd.	33,012	419,858
Mizuho Financial Group, Inc.	5,730,506	9,658,413
MutualFirst Financial, Inc.	1,610	44,645
National Australia Bank, Ltd.	637,279	13,698,932
National Bank Holdings Corp., Class A	5,516	128,909
National Commerce Corp. (I)	2,264	61,264
Natixis SA	225,984	1,054,414
NBT Bancorp, Inc.	8,306	273,018
Nicolet Bankshares, Inc. (I)	1,750	67,113
Nordea Bank AB	731,963	7,268,740
Northrim BanCorp, Inc.	1,954	50,316
OFG Bancorp	9,037	91,364
Old Line Bancshares, Inc.	2,403	47,411
Old National Bancorp	27,093	380,928
Old Second Bancorp, Inc.	6,502	54,032
Opus Bank	3,462	122,451
Oversea-Chinese Banking Corp., Ltd.	745,124	4,748,790
Pacific Continental Corp.	4,758	80,030
Pacific Mercantile Bancorp (I)	5,006	36,894
Pacific Premier Bancorp, Inc. (I)	5,625	148,838
PacWest Bancorp	54,607	2,343,186
Park National Corp.	2,696	258,816
Park Sterling Corp.	11,727	95,223
Peapack Gladstone Financial Corp.	3,687	82,626
Penns Woods Bancorp, Inc.	1,146	50,951
People’s United Financial, Inc.	89,005	1,408,059
People’s Utah Bancorp	3,342	68,010
Peoples Bancorp, Inc.	3,647	89,680

The accompanying notes are an integral part of the financial statements.
230

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Peoples Financial Services Corp. (L)	1,700	$69,292
Pinnacle Financial Partners, Inc.	8,782	474,931
Preferred Bank	2,695	96,346
Premier Financial Bancorp, Inc.	2,616	44,838
PrivateBancorp, Inc.	52,129	2,393,764
Prosperity Bancshares, Inc.	45,042	2,472,355
QCR Holdings, Inc.	2,657	84,333
Raiffeisen Bank International AG (I)	27,857	424,015
Regions Financial Corp.	363,452	3,587,271
Renasant Corp.	8,416	283,030
Republic Bancorp, Inc., Class A	2,097	65,175
Resona Holdings, Inc.	532,032	2,237,514
Royal Bank of Scotland Group PLC (I)	848,485	1,964,299
S&T Bancorp, Inc.	7,042	204,148
Sandy Spring Bancorp, Inc.	4,879	149,200
Seacoast Banking Corp. of Florida (I)	6,394	102,879
ServisFirst Bancshares, Inc.	4,626	240,136
Seven Bank, Ltd.	145,640	466,469
Shinsei Bank, Ltd.	425,663	645,486
Shore Bancshares, Inc.	3,666	43,185
Sierra Bancorp	2,658	49,864
Signature Bank (I)	24,292	2,877,387
Simmons First National Corp., Class A	6,042	301,496
Skandinaviska Enskilda Banken AB, Series A	366,103	3,679,856
Societe Generale SA	184,882	6,395,849
South State Corp.	4,840	363,194
Southern National Bancorp of Virginia, Inc.	3,486	45,492
Southside Bancshares, Inc.	5,043	162,284
Southwest Bancorp, Inc.	4,100	77,859
Standard Chartered PLC	790,800	6,435,335
State Bank Financial Corp.	7,279	166,107
Sterling Bancorp	25,754	450,695
Stock Yards Bancorp, Inc.	4,471	147,364
Stonegate Bank	2,784	93,960
Suffolk Bancorp	2,451	85,221
Sumitomo Mitsui Financial Group, Inc.	323,709	10,934,761
Sumitomo Mitsui Trust Holdings, Inc.	79,975	2,612,920
Sun Bancorp, Inc.	2,103	48,495
SunTrust Banks, Inc.	143,753	6,296,381
Suruga Bank, Ltd.	41,703	999,605
SVB Financial Group (I)	23,612	2,610,070
Svenska Handelsbanken AB, A Shares	365,068	5,018,244
Swedbank AB, A Shares	218,227	5,127,591
Synovus Financial Corp.	55,664	1,810,750
TCF Financial Corp.	77,964	1,131,258
Texas Capital Bancshares, Inc. (I)	9,446	518,774
The Bancorp, Inc. (I)	8,114	52,092
The Bank of Kyoto, Ltd.	72,070	527,540
The Chiba Bank, Ltd.	168,204	955,264
The Chugoku Bank, Ltd.	41,112	501,491
The First of Long Island Corp.	3,186	105,616
The Hachijuni Bank, Ltd.	98,738	514,243
The Hiroshima Bank, Ltd.	120,000	497,758
The Iyo Bank, Ltd.	56,559	342,497
The Joyo Bank, Ltd.	147,944	525,219
The PNC Financial Services Group, Inc.	140,832	12,687,555
The Shizuoka Bank, Ltd.	127,908	1,024,798
Tompkins Financial Corp.	2,876	219,755
Towne Bank	11,101	266,757
TriCo Bancshares	4,315	115,513
TriState Capital Holdings, Inc. (I)	4,595	74,209
Triumph Bancorp, Inc. (I)	3,569	70,809
Trustmark Corp.	44,477	1,225,786

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
U.S. Bancorp	465,465	$19,963,794
UMB Financial Corp.	9,112	541,708
Umpqua Holdings Corp.	145,336	2,187,307
UniCredit SpA	1,268,351	2,956,413
Union Bankshares Corp.	8,743	234,050
Unione di Banche Italiane SpA (L)	211,242	486,864
United Bankshares, Inc. (L)	13,234	498,525
United Community Banks, Inc.	14,588	306,640
United Overseas Bank, Ltd.	312,339	4,333,326
Univest Corp. of Pennsylvania	5,300	123,808
Valley National Bancorp	165,207	1,607,464
Veritex Holdings, Inc. (I)	2,420	42,084
Washington Trust Bancorp, Inc.	3,119	125,446
WashingtonFirst Bankshare, Inc.	2,142	52,715
Webster Financial Corp.	60,241	2,289,760
Wells Fargo & Company	1,307,182	57,882,019
WesBanco, Inc.	8,089	265,966
West Bancorporation, Inc.	3,612	70,795
WestAmerica Bancorporation (L)	4,903	249,465
Westpac Banking Corp.	803,652	18,284,814
Wintrust Financial Corp.	10,396	577,706
Xenith Bankshares, Inc. (I)	18,623	43,019
Yadkin Financial Corp.	9,972	262,164
Yamaguchi Financial Group, Inc.	48,133	513,061
Zions Bancorporation	59,259	1,838,214
		695,342,294
Capital markets - 2.4%
3i Group PLC	234,414	1,976,440
Aberdeen Asset Management PLC	222,363	938,559
Affiliated Managers Group, Inc. (I)	15,448	2,235,326
Ameriprise Financial, Inc.	47,585	4,747,555
Arlington Asset Investment Corp., Class A (L)	4,800	70,992
Associated Capital Group, Inc., Class A	1,118	39,644
ASX, Ltd.	46,631	1,727,601
BGC Partners, Inc., Class A	44,875	392,656
BlackRock, Inc.	35,206	12,760,767
Calamos Asset Management, Inc., Class A	4,496	30,663
CBOE Holdings, Inc.	36,800	2,386,480
CME Group, Inc.	97,101	10,148,997
Cohen & Steers, Inc.	4,300	183,825
Cowen Group, Inc., Class A (I) (L)	22,266	80,826
Credit Suisse Group AG (I)	448,038	5,888,395
Daiwa Securities Group, Inc.	400,508	2,254,983
Deutsche Bank AG (I)	332,349	4,331,582
Deutsche Boerse AG	47,913	3,741,719
Diamond Hill Investment Group, Inc.	638	117,896
E*TRADE Financial Corp. (I)	79,994	2,329,425
Eaton Vance Corp.	51,698	2,018,807
Evercore Partners, Inc., Class A	7,971	410,586
FactSet Research Systems, Inc.	18,451	2,990,907
Federated Investors, Inc., Class B	42,492	1,259,038
Financial Engines, Inc.	11,043	328,088
Franklin Resources, Inc.	99,730	3,547,396
GAIN Capital Holdings, Inc.	8,223	50,818
GAMCO Investors, Inc., Class A	1,083	30,833
Greenhill & Company, Inc.	5,832	137,460
Hargreaves Lansdown PLC	62,796	1,034,015
Hong Kong Exchanges & Clearing, Ltd.	278,671	7,375,121
Houlihan Lokey, Inc.	2,661	66,658
ICAP PLC	133,485	803,887
Intercontinental Exchange, Inc.	34,144	9,197,028
INTL. FCStone, Inc. (I)	3,211	124,747
Invesco, Ltd.	119,722	3,743,707

The accompanying notes are an integral part of the financial statements.
231

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Investec PLC	148,776	$906,902
Investment Technology Group, Inc.	6,814	116,792
Janus Capital Group, Inc.	94,081	1,318,075
Japan Exchange Group, Inc.	125,700	1,965,453
Julius Baer Group, Ltd. (I)	53,925	2,198,089
KCG Holdings, Inc., Class A (I)	10,530	163,531
Ladenburg Thalmann Financial Services, Inc. (I)	21,872	50,524
Legg Mason, Inc.	23,949	801,813
London Stock Exchange Group PLC	75,590	2,739,186
Macquarie Group, Ltd.	73,771	4,665,606
MarketAxess Holdings, Inc.	17,121	2,835,066
Moelis & Company, Class A	3,924	105,516
Moody’s Corp.	48,497	5,251,255
Morgan Stanley	423,810	13,587,349
MSCI, Inc.	42,936	3,604,048
Nasdaq, Inc.	32,925	2,223,755
Nomura Holdings, Inc.	874,913	3,920,954
Northern Trust Corp.	61,507	4,181,861
OM Asset Management PLC	8,185	113,853
Oppenheimer Holdings, Inc., Class A	2,541	36,311
Partners Group Holding AG	4,183	2,113,401
Piper Jaffray Companies (I)	3,153	152,290
PJT Partners, Inc., Class A	3,693	100,708
Platinum Asset Management, Ltd.	59,639	230,786
Pzena Investment Management, Inc., Class A	3,823	29,437
Raymond James Financial, Inc.	57,058	3,321,346
S&P Global, Inc.	75,906	9,606,663
Safeguard Scientifics, Inc. (I)	4,953	64,191
SBI Holdings, Inc.	51,990	620,990
Schroders PLC	32,698	1,141,855
SEI Investments Company	61,479	2,804,057
Singapore Exchange, Ltd.	193,148	1,053,520
State Street Corp.	105,610	7,353,624
Stifel Financial Corp. (I)	43,416	1,669,345
T. Rowe Price Group, Inc.	71,188	4,734,002
The Bank of New York Mellon Corp.	308,950	12,320,926
The Charles Schwab Corp.	345,026	10,892,471
The Goldman Sachs Group, Inc.	108,576	17,510,052
UBS Group AG	881,235	12,038,071
Virtu Financial, Inc., Class A	5,343	79,985
Virtus Investment Partners, Inc.	1,307	127,903
Waddell & Reed Financial, Inc., Class A	53,473	971,070
Westwood Holdings Group, Inc.	1,601	85,029
WisdomTree Investments, Inc. (L)	75,418	776,051
		230,087,139
Consumer finance - 0.5%
Acom Company, Ltd. (I)	98,310	463,485
AEON Financial Service Company, Ltd.	27,053	473,540
American Express Company	223,626	14,321,009
Capital One Financial Corp.	143,913	10,337,271
Credit Saison Company, Ltd.	35,403	587,770
Discover Financial Services	114,601	6,480,687
Encore Capital Group, Inc. (I) (L)	4,967	111,658
Enova International, Inc. (I)	5,777	55,921
EZCORP, Inc., Class A (I)	10,564	116,838
FirstCash, Inc.	9,697	456,535
Green Dot Corp., Class A (I)	8,648	199,423
LendingClub Corp. (I) (L)	67,451	416,847
Navient Corp.	94,984	1,374,418
Nelnet, Inc., Class A	4,103	165,638
PRA Group, Inc. (I)	9,500	328,130
Provident Financial PLC	35,564	1,396,430

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Regional Management Corp. (I)	2,327	$50,380
SLM Corp. (I)	195,050	1,457,024
Synchrony Financial	228,308	6,392,624
World Acceptance Corp. (I) (L)	1,282	62,869
		45,248,497
Diversified financial services - 1.1%
AMP, Ltd.	712,429	2,896,288
Berkshire Hathaway, Inc., Class B (I)	546,619	78,970,047
Challenger, Ltd.	137,526	1,076,927
Eurazeo SA	9,916	575,260
EXOR SpA	26,676	1,080,147
First Pacific Company, Ltd.	535,340	382,387
FNFV Group (I)	13,611	169,865
Groupe Bruxelles Lambert SA	19,434	1,725,016
Industrivarden AB, C Shares	39,001	721,873
Investor AB, B Shares	109,815	4,015,352
Kinnevik AB, B Shares	56,785	1,448,225
Leucadia National Corp.	96,867	1,844,348
Marlin Business Services Corp.	2,066	40,039
Mitsubishi UFJ Lease &
Finance Company, Ltd.	106,170	487,206
NewStar Financial, Inc. (I)	5,014	48,686
On Deck Capital, Inc. (I)	10,432	59,462
ORIX Corp.	319,047	4,706,788
Pargesa Holding SA	8,266	566,345
PICO Holdings, Inc. (I)	5,340	62,959
Wendel SA	6,932	808,956
		101,686,176
Insurance - 3.5%
Admiral Group PLC	50,950	1,352,267
Aegon NV	439,758	1,677,422
Aflac, Inc.	118,754	8,534,850
Ageas	46,973	1,717,491
AIA Group, Ltd.	2,903,135	19,522,832
Alleghany Corp. (I)	6,998	3,674,090
Allianz SE	110,121	16,365,089
Ambac Financial Group, Inc. (I)	9,129	167,882
American Equity Investment Life
Holding Company	16,444	291,552
American Financial Group, Inc.	33,115	2,483,625
American International Group, Inc.	292,370	17,349,236
AMERISAFE, Inc.	3,814	224,187
Aon PLC	75,992	8,548,340
Argo Group International Holdings, Ltd.	5,624	317,306
Arthur J. Gallagher & Company	50,786	2,583,484
Aspen Insurance Holdings, Ltd.	27,219	1,268,133
Assicurazioni Generali SpA	281,859	3,439,787
Assurant, Inc.	17,778	1,640,021
Atlas Financial Holdings, Inc. (I)	2,623	41,365
Aviva PLC	977,774	5,579,249
AXA SA	468,073	9,952,239
Baldwin & Lyons, Inc., Class B	2,177	55,797
Baloise Holding AG	12,052	1,459,278
Blue Capital Reinsurance Holdings, Ltd.	1,756	32,170
Brown & Brown, Inc.	52,037	1,962,315
Chubb, Ltd.	133,234	16,740,852
Cincinnati Financial Corp.	42,412	3,198,713
Citizens, Inc. (I) (L)	10,262	96,052
CNO Financial Group, Inc.	115,423	1,762,509
CNP Assurances	41,365	694,969
Crawford & Company, Class B	2,775	31,496
Direct Line Insurance Group PLC	331,341	1,565,165

The accompanying notes are an integral part of the financial statements.
232

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Donegal Group, Inc., Class A	2,164	$34,862
eHealth, Inc. (I)	3,853	43,192
EMC Insurance Group, Inc.	1,794	48,312
Employers Holdings, Inc.	6,495	193,746
Endurance Specialty Holdings, Ltd.	29,118	1,905,773
Enstar Group, Ltd. (I)	2,230	366,768
Everest Re Group, Ltd.	19,016	3,612,470
FBL Financial Group, Inc., Class A	1,992	127,428
Federated National Holding Company	2,761	51,603
Fidelity & Guaranty Life (L)	2,350	54,497
First American Financial Corp.	49,943	1,961,761
Genworth Financial, Inc., Class A (I)	330,397	1,638,769
Gjensidige Forsikring ASA	48,167	900,879
Global Indemnity PLC (I)	1,747	51,886
Greenlight Capital Re, Ltd., Class A (I)	6,203	126,789
Hallmark Financial Services, Inc. (I)	3,374	34,718
Hannover Rueck SE	14,551	1,559,798
HCI Group, Inc.	1,845	56,014
Heritage Insurance Holdings, Inc.	5,704	82,195
Horace Mann Educators Corp.	8,266	302,949
Independence Holding Company	1,989	34,171
Infinity Property & Casualty Corp.	2,165	178,894
Insurance Australia Group, Ltd.	585,636	2,466,390
Investors Title Company	388	38,606
James River Group Holdings, Ltd.	2,836	102,663
Japan Post Holdings Company, Ltd.	108,400	1,362,721
Kemper Corp.	30,030	1,180,780
Legal & General Group PLC	1,433,466	4,062,472
Lincoln National Corp.	68,613	3,223,439
Loews Corp.	82,152	3,380,555
Maiden Holdings, Ltd.	12,064	153,092
Mapfre SA	256,015	716,284
Marsh & McLennan Companies, Inc.	149,513	10,054,749
MBIA, Inc. (I)	26,856	209,208
Medibank PVT., Ltd.	663,393	1,263,753
Mercury General Corp.	16,622	911,717
MetLife, Inc.	315,179	14,003,403
MS&AD Insurance Group Holdings, Inc.	122,051	3,401,708
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	38,816	7,249,501
National General Holdings Corp.	9,880	219,731
National Interstate Corp.	1,590	51,723
National Western Life Group, Inc., Class A	483	99,194
NN Group NV	76,346	2,343,853
Old Mutual PLC	1,187,576	3,112,908
Old Republic International Corp.	111,133	1,958,163
OneBeacon Insurance Group, Ltd., Class A	4,509	64,389
Poste Italiane SpA (S)	125,818	863,232
Primerica, Inc. (L)	30,617	1,623,620
Principal Financial Group, Inc.	77,356	3,984,608
Prudential Financial, Inc.	126,820	10,354,853
Prudential PLC	619,906	10,988,858
QBE Insurance Group, Ltd.	330,341	2,363,757
Reinsurance Group of America, Inc.	29,055	3,136,197
RenaissanceRe Holdings, Ltd.	18,705	2,247,593
RLI Corp.	7,626	521,313
RSA Insurance Group PLC	245,502	1,733,879
Safety Insurance Group, Inc.	2,872	193,056
Sampo OYJ, A Shares	107,732	4,786,256
SCOR SE	39,337	1,223,301
Selective Insurance Group, Inc.	11,576	461,419
Sompo Japan Nipponkoa Holdings, Inc.	85,091	2,521,876
Sony Financial Holdings, Inc.	41,916	577,255

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
St. James’s Place PLC	126,898	$1,557,681
Standard Life PLC	476,003	2,120,526
State Auto Financial Corp.	3,096	73,716
State National Companies, Inc.	6,611	73,514
Stewart Information Services Corp.	4,605	204,692
Suncorp Group, Ltd.	309,872	2,890,914
Swiss Life Holding AG (I)	7,731	2,004,822
Swiss Re AG	80,388	7,260,514
T&D Holdings, Inc.	139,625	1,575,123
The Allstate Corp.	107,383	7,428,756
The Dai-ichi Life Insurance Company, Ltd.	259,837	3,564,835
The Hanover Insurance Group, Inc.	19,308	1,456,209
The Hartford Financial Services Group, Inc.	112,866	4,832,922
The Navigators Group, Inc.	2,283	221,268
The Progressive Corp.	167,211	5,267,147
The Travelers Companies, Inc.	82,013	9,394,589
Third Point Reinsurance, Ltd. (I)	13,401	160,812
Tokio Marine Holdings, Inc.	164,285	6,300,327
Torchmark Corp.	32,207	2,057,705
Trupanion, Inc. (I) (L)	3,184	53,810
Tryg A/S	27,416	550,864
UnipolSai SpA	277,499	451,827
United Fire Group, Inc.	4,343	183,796
United Insurance Holdings Corp.	3,700	62,826
Universal Insurance Holdings, Inc. (L)	6,654	167,681
Unum Group	68,273	2,410,720
W.R. Berkley Corp.	44,706	2,582,219
Willis Towers Watson PLC	37,584	4,990,028
WMIH Corp. (I) (L)	42,873	100,323
XL Group, Ltd.	81,660	2,746,226
Zurich Insurance Group AG (I)	36,259	9,350,978
		339,006,682
Mortgage real estate investment trusts - 0.0%
AG Mortgage Investment Trust, Inc.	6,121	96,406
Altisource Residential Corp.	11,098	120,968
Anworth Mortgage Asset Corp.	20,492	100,821
Apollo Commercial Real Estate Finance, Inc.	13,790	225,742
Ares Commercial Real Estate Corp.	6,079	76,595
ARMOUR Residential REIT, Inc.	7,254	163,505
Capstead Mortgage Corp.	18,030	170,023
Colony Capital, Inc., Class A	22,905	417,558
CYS Investments, Inc.	28,878	251,816
Dynex Capital, Inc.	10,642	78,964
Great Ajax Corp.	3,544	48,376
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,300	193,971
Invesco Mortgage Capital, Inc.	22,959	349,666
iStar, Inc. (I)	14,905	159,931
Ladder Capital Corp.	7,812	103,431
MTGE Investment Corp.	9,431	162,119
New Residential Investment Corp.	45,012	621,616
New York Mortgage Trust, Inc.	22,718	136,762
Orchid Island Capital, Inc.	4,422	46,077
PennyMac Mortgage Investment Trust	13,786	214,786
Redwood Trust, Inc.	15,676	221,972
Resource Capital Corp.	6,384	81,779
United Development Funding IV (L)	7,218	23,098
Western Asset Mortgage Capital Corp.	8,529	88,872
		4,154,854
Thrifts and mortgage finance - 0.1%
Astoria Financial Corp.	18,615	271,779
Bank Mutual Corp.	9,810	75,341

The accompanying notes are an integral part of the financial statements.
233

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
BankFinancial Corp.	4,282	$54,381
Beneficial Bancorp, Inc. (I)	14,534	213,795
BofI Holding, Inc. (I) (L)	12,222	273,773
BSB Bancorp, Inc. (I)	1,887	44,212
Capitol Federal Financial, Inc.	25,184	354,339
Charter Financial Corp.	3,604	46,420
Clifton Bancorp, Inc.	5,227	79,921
Dime Community Bancshares, Inc.	6,762	113,331
ESSA Bancorp, Inc.	2,715	37,548
Essent Group, Ltd. (I)	15,181	403,966
EverBank Financial Corp.	20,893	404,488
Federal Agricultural Mortgage Corp., Class C	1,801	71,140
First Defiance Financial Corp.	1,910	85,262
Flagstar Bancorp, Inc. (I)	4,284	118,881
Home Bancorp, Inc.	1,809	50,652
HomeStreet, Inc. (I)	4,858	121,741
Impac Mortgage Holdings, Inc. (I)	1,840	24,270
Kearny Financial Corp.	18,616	253,364
Lake Sunapee Bank Group (L)	2,056	37,152
LendingTree, Inc. (I)	1,284	124,432
Meridian Bancorp, Inc.	10,262	159,779
Meta Financial Group, Inc.	1,711	103,704
MGIC Investment Corp. (I)	69,806	558,448
Nationstar Mortgage Holdings, Inc. (I) (L)	7,067	104,662
New York Community Bancorp, Inc.	220,588	3,138,967
NMI Holdings, Inc., Class A (I)	10,670	81,305
Northfield Bancorp, Inc.	8,959	144,240
Northwest Bancshares, Inc.	18,719	294,075
OceanFirst Financial Corp.	4,280	82,433
Ocwen Financial Corp. (I)	21,490	78,868
Oritani Financial Corp.	8,116	127,584
PennyMac Financial Services, Inc., Class A (I)	3,199	54,415
PHH Corp. (I)	10,932	157,967
Provident Financial Holdings, Inc.	1,942	37,986
Provident Financial Services, Inc.	12,298	261,087
Radian Group, Inc.	43,973	595,834
Southern Missouri Bancorp, Inc.	1,858	46,264
Territorial Bancorp, Inc.	2,134	61,160
TrustCo Bank Corp.	18,820	133,434
United Community Financial Corp.	10,498	74,641
United Financial Bancorp, Inc.	10,846	150,109
Walker & Dunlop, Inc. (I)	5,621	141,986
Washington Federal, Inc.	58,687	1,565,769
Waterstone Financial, Inc.	5,177	87,957
WSFS Financial Corp.	5,915	215,838
		11,718,700
		1,427,244,342
Health care - 12.8%
Biotechnology - 2.2%
AbbVie, Inc.	469,291	29,598,183
Acceleron Pharma, Inc. (I)	5,709	206,609
Achillion Pharmaceuticals, Inc. (I)	24,299	196,822
Acorda Therapeutics, Inc. (I)	8,895	185,728
Actelion, Ltd. (I)	24,750	4,294,965
Adamas Pharmaceuticals, Inc. (I)	3,839	62,998
Aduro Biotech, Inc. (I) (L)	7,545	93,784
Advaxis, Inc. (I) (L)	7,070	75,578
Agenus, Inc. (I)	15,449	110,924
Aimmune Therapeutics, Inc. (I) (L)	5,585	83,775
Akebia Therapeutics, Inc. (I)	7,768	70,300
Alder Biopharmaceuticals, Inc. (I) (L)	9,650	316,231
Alexion Pharmaceuticals, Inc. (I)	64,258	7,874,175

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc. (I)	7,187	$176,153
Amgen, Inc.	215,488	35,945,553
Amicus Therapeutics, Inc. (I)	26,555	196,507
Applied Genetic Technologies Corp. (I)	3,090	30,220
Ardelyx, Inc. (I) (L)	5,063	65,515
Arena Pharmaceuticals, Inc. (I)	51,423	89,990
ARIAD Pharmaceuticals, Inc. (I)	36,337	497,454
Array BioPharma, Inc. (I) (L)	30,760	207,630
Arrowhead Pharmaceuticals, Inc. (I) (L)	12,971	95,337
Atara Biotherapeutics, Inc. (I)	4,920	105,239
Athersys, Inc. (I) (L)	18,373	39,134
Avexis, Inc. (I)	1,067	43,971
Axovant Sciences, Ltd. (I) (L)	5,159	72,226
Bellicum Pharmaceuticals, Inc. (I) (L)	4,500	89,550
BioCryst Pharmaceuticals, Inc. (I) (L)	15,994	70,534
Biogen, Inc. (I)	62,837	19,669,866
BioSpecifics Technologies Corp. (I)	1,228	56,083
BioTime, Inc. (I) (L)	16,383	63,894
Bluebird Bio, Inc. (I)	7,622	516,619
Blueprint Medicines Corp. (I)	4,210	125,037
Celgene Corp. (I)	224,191	23,434,685
Celldex Therapeutics, Inc. (I) (L)	21,007	84,868
Cellular Biomedicine Group, Inc. (I)	2,673	38,759
Cepheid, Inc. (I)	14,926	786,451
Chimerix, Inc. (I)	9,446	52,331
Cidara Therapeutics, Inc. (I)	2,700	30,915
Clovis Oncology, Inc. (I) (L)	6,634	239,156
Coherus Biosciences, Inc. (I)	6,110	163,626
Concert Pharmaceuticals, Inc. (I)	4,027	40,713
CSL, Ltd.	110,218	9,063,280
Curis, Inc. (I)	25,597	66,808
Cytokinetics, Inc. (I) (L)	7,304	67,051
CytomX Therapeutics, Inc. (I)	4,513	70,764
Dyax Corp. (I)	30,138	73,838
Dynavax Technologies Corp. (I) (L)	8,146	85,452
Eagle Pharmaceuticals, Inc. (I) (L)	1,867	130,690
Edge Therapeutics, Inc. (I)	3,538	36,831
Emergent BioSolutions, Inc. (I)	6,682	210,683
Enanta Pharmaceuticals, Inc. (I) (L)	3,274	87,121
Epizyme, Inc. (I)	8,882	87,399
Esperion Therapeutics, Inc. (I) (L)	3,379	46,799
Exact Sciences Corp. (I) (L)	19,887	369,302
Exelixis, Inc. (I)	46,611	596,155
FibroGen, Inc. (I)	10,925	226,148
Five Prime Therapeutics, Inc. (I)	5,554	291,529
Flexion Therapeutics, Inc. (I)	4,927	96,274
Foundation Medicine, Inc. (I) (L)	2,840	66,314
Genmab A/S (I)	13,696	2,344,108
Genomic Health, Inc. (I)	3,892	112,557
Geron Corp. (I) (L)	32,231	72,842
Gilead Sciences, Inc.	379,333	30,012,827
Global Blood Therapeutics, Inc. (I) (L)	3,568	82,242
Grifols SA	71,872	1,549,216
Halozyme Therapeutics, Inc. (I) (L)	22,754	274,868
Heron Therapeutics, Inc. (I) (L)	6,640	114,407
Idera Pharmaceuticals, Inc. (I) (L)	20,885	53,466
Ignyta, Inc. (I)	6,595	41,483
ImmunoGen, Inc. (I) (L)	17,954	48,117
Immunomedics, Inc. (I) (L)	18,562	60,327
Inotek Pharmaceuticals Corp. (I) (L)	4,078	38,659
Inovio Pharmaceuticals, Inc. (I) (L)	13,786	128,486
Insmed, Inc. (I)	13,070	189,776
Insys Therapeutics, Inc. (I) (L)	5,077	59,858

The accompanying notes are an integral part of the financial statements.
234

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Intellia Therapeutics, Inc. (I) (L)	1,554	$26,449
Invitae Corp. (I) (L)	4,997	43,774
Ironwood Pharmaceuticals, Inc. (I)	26,834	426,124
Karyopharm Therapeutics, Inc. (I)	5,210	50,693
Keryx Biopharmaceuticals, Inc. (I) (L)	16,420	87,190
Kite Pharma, Inc. (I) (L)	8,064	450,455
La Jolla Pharmaceutical Co. (I)	3,149	74,915
Lexicon Pharmaceuticals, Inc. (I) (L)	8,898	160,787
Ligand Pharmaceuticals, Inc. (I) (L)	3,895	397,524
Lion Biotechnologies, Inc. (I)	11,300	92,999
Loxo Oncology, Inc. (I)	2,808	73,513
MacroGenics, Inc. (I)	6,614	197,825
MannKind Corp. (I) (L)	70,963	43,997
Medgenics, Inc. (I)	6,178	34,411
MediciNova, Inc. (I) (L)	6,321	47,344
Merrimack Pharmaceuticals, Inc. (I) (L)	25,342	160,922
MiMedx Group, Inc. (I) (L)	21,214	182,016
Minerva Neurosciences, Inc. (I)	4,106	57,956
Momenta Pharmaceuticals, Inc. (I)	13,576	158,703
Myriad Genetics, Inc. (I)	13,825	284,519
NantKwest, Inc. (I) (L)	3,958	30,793
Natera, Inc. (I) (L)	5,746	63,838
NewLink Genetics Corp. (I)	4,921	73,913
Novavax, Inc. (I) (L)	55,538	115,519
Oncocyte Corp. (I)	849	4,279
OncoMed Pharmaceuticals, Inc. (I)	4,099	46,852
Ophthotech Corp. (I)	6,285	289,927
Organovo Holdings, Inc. (I) (L)	18,369	69,619
Otonomy, Inc. (I)	5,167	93,988
OvaScience, Inc. (I)	6,884	49,289
PDL BioPharma, Inc.	34,165	114,453
Pfenex, Inc. (I)	4,383	39,228
PharmAthene, Inc. (I)	14,602	42,346
Portola Pharmaceuticals, Inc. (I)	10,241	232,573
Progenics Pharmaceuticals, Inc. (I)	14,783	93,576
Prothena Corp. PLC (I) (L)	7,126	427,346
PTC Therapeutics, Inc. (I) (L)	7,188	100,704
Puma Biotechnology, Inc. (I)	5,072	340,078
Radius Health, Inc. (I)	6,498	351,477
Raptor Pharmaceutical Corp. (I)	18,076	162,142
Regeneron Pharmaceuticals, Inc. (I)	21,763	8,749,161
REGENXBIO, Inc. (I)	4,450	62,345
Repligen Corp. (I)	6,953	209,911
Retrophin, Inc. (I)	7,562	169,238
Rigel Pharmaceuticals, Inc. (I)	20,832	76,453
Sage Therapeutics, Inc. (I)	5,490	252,815
Sangamo BioSciences, Inc. (I)	15,538	71,941
Sarepta Therapeutics, Inc. (I)	8,796	540,162
Seres Therapeutics, Inc. (I) (L)	4,259	52,343
Shire PLC	216,500	13,999,567
Sorrento Therapeutics, Inc. (I) (L)	6,253	48,398
Spark Therapeutics, Inc. (I) (L)	3,947	237,057
Spectrum Pharmaceuticals, Inc. (I)	14,700	68,649
Stemline Therapeutics, Inc. (I)	3,992	43,233
Synergy Pharmaceuticals, Inc. (I) (L)	37,723	207,854
TESARO, Inc. (I) (L)	5,487	550,017
TG Therapeutics, Inc. (I) (L)	7,944	61,487
Trevena, Inc. (I)	9,542	64,409
Trius Therapeutics, Inc. (I) (L)	10,492	1,154
TrovaGene, Inc. (I)	6,392	28,700
Ultragenyx Pharmaceutical, Inc. (I)	7,400	524,956
United Therapeutics Corp. (I)	19,713	2,327,711
Vanda Pharmaceuticals, Inc. (I)	7,715	128,378

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Versartis, Inc. (I) (L)	5,945	$72,826
Vertex Pharmaceuticals, Inc. (I)	70,946	6,187,201
Vitae Pharmaceuticals, Inc. (I)	5,879	122,989
Vital Therapies, Inc. (I)	5,764	35,276
Voyager Therapeutics, Inc. (I)	2,825	33,928
XBiotech, Inc. (I)	3,636	48,941
Xencor, Inc. (I)	6,669	163,324
ZIOPHARM Oncology, Inc. (I) (L)	25,290	142,383
		214,130,628
Health care equipment and supplies - 2.3%
Abaxis, Inc.	4,503	232,445
Abbott Laboratories	421,422	17,821,936
ABIOMED, Inc. (I)	18,156	2,334,498
Accuray, Inc. (I)	17,297	110,182
Align Technology, Inc. (I)	34,138	3,200,438
Analogic Corp.	2,529	224,069
AngioDynamics, Inc. (I)	5,723	100,381
Anika Therapeutics, Inc. (I)	2,907	139,100
AtriCure, Inc. (I)	6,756	106,880
Atrion Corp.	276	117,742
Axogen, Inc. (I)	5,638	50,911
Baxter International, Inc.	141,470	6,733,972
Becton, Dickinson and Company	60,862	10,938,727
Boston Scientific Corp. (I)	389,222	9,263,484
C.R. Bard, Inc.	21,032	4,717,057
Cantel Medical Corp.	7,315	570,424
Cardiovascular Systems, Inc. (I)	6,651	157,895
Cerus Corp. (I) (L)	21,263	132,043
Cochlear, Ltd.	13,774	1,493,004
Coloplast A/S	28,672	2,229,858
ConforMIS, Inc. (I)	7,750	76,880
CONMED Corp.	5,710	228,743
CryoLife, Inc.	6,649	116,823
Cutera, Inc. (I)	3,250	38,740
CYBERDYNE, Inc. (I) (L)	25,100	393,110
Cynosure, Inc., Class A (I)	4,846	246,855
Danaher Corp.	175,588	13,764,343
DENTSPLY SIRONA, Inc.	67,189	3,993,042
Edwards Lifesciences Corp. (I)	60,745	7,323,417
Endologix, Inc. (I) (L)	16,677	213,466
Entellus Medical, Inc. (I)	1,749	38,793
Essilor International SA	49,549	6,391,596
Exactech, Inc. (I)	2,305	62,304
GenMark Diagnostics, Inc. (I)	8,706	102,731
Getinge AB, B Shares	48,266	935,685
Glaukos Corp. (I)	3,462	130,656
Globus Medical, Inc., Class A (I)	14,335	323,541
Haemonetics Corp. (I)	10,503	380,314
Halyard Health, Inc. (I)	30,926	1,071,895
Hill-Rom Holdings, Inc.	27,018	1,674,576
Hologic, Inc. (I)	80,471	3,124,689
Hoya Corp.	97,460	3,920,602
ICU Medical, Inc. (I)	2,997	378,761
IDEXX Laboratories, Inc. (I)	40,620	4,579,093
Inogen, Inc. (I)	3,335	199,767
Insulet Corp. (I)	11,850	485,139
Integer Holdings Corp. (I)	6,330	137,298
Integra LifeSciences Holdings Corp. (I)	6,131	506,114
Intuitive Surgical, Inc. (I)	11,231	8,140,566
Invacare Corp.	6,778	75,710
InVivo Therapeutics Holdings Corp. (I) (L)	7,162	48,702
K2M Group Holdings, Inc. (I)	5,444	96,794
LeMaitre Vascular, Inc.	3,051	60,532

The accompanying notes are an integral part of the financial statements.
235

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
LivaNova PLC (I)	20,026	$1,203,763
Masimo Corp. (I)	8,337	495,968
Medtronic PLC	398,347	34,417,181
Meridian Bioscience, Inc.	8,662	167,090
Merit Medical Systems, Inc. (I)	8,845	214,845
Natus Medical, Inc. (I)	6,702	263,322
Neogen Corp. (I)	7,546	422,123
Nevro Corp. (I)	4,883	509,736
Novocure, Ltd. (I) (L)	10,932	93,359
NuVasive, Inc. (I)	33,913	2,260,641
NxStage Medical, Inc. (I)	13,091	327,144
Olympus Corp.	70,202	2,451,548
OraSure Technologies, Inc. (I)	11,485	91,535
Orthofix International NV (I)	3,600	153,972
Oxford Immunotec Global PLC (I) (L)	5,154	64,734
Penumbra, Inc. (I)	5,209	395,832
Quidel Corp. (I)	5,647	124,742
ResMed, Inc.	63,683	4,126,022
Rockwell Medical, Inc. (I) (L)	10,282	68,889
RTI Surgical, Inc. (I)	13,362	41,823
Smith & Nephew PLC	215,605	3,477,357
Sonova Holding AG	12,845	1,821,371
St. Jude Medical, Inc.	81,557	6,504,986
STAAR Surgical Company (I)	8,783	82,560
STERIS PLC	39,198	2,865,374
Stryker Corp.	90,106	10,489,239
Surmodics, Inc. (I)	2,854	85,877
Sysmex Corp.	37,679	2,795,536
Tandem Diabetes Care, Inc. (I)	4,498	34,455
Teleflex, Inc.	19,987	3,358,815
Terumo Corp.	82,317	3,166,373
The Cooper Companies, Inc.	14,687	2,632,792
The Spectranetics Corp. (I)	8,808	220,993
Utah Medical Products, Inc.	842	50,352
Varian Medical Systems, Inc. (I)	27,322	2,719,359
Vascular Solutions, Inc. (I)	3,478	167,744
West Pharmaceutical Services, Inc.	33,308	2,481,446
William Demant Holding A/S (I) (L)	28,851	588,774
Wright Medical Group NV (I)	21,117	518,000
Zeltiq Aesthetics, Inc. (I) (L)	7,259	284,698
Zimmer Biomet Holdings, Inc.	57,153	7,431,033
		219,607,726
Health care providers and services - 1.9%
AAC Holdings, Inc. (I) (L)	2,242	38,988
Aceto Corp.	5,980	113,560
Addus HomeCare Corp. (I)	1,681	43,975
Adeptus Health, Inc., Class A (I) (L)	2,850	122,693
Aetna, Inc.	100,569	11,610,691
Air Methods Corp. (I)	7,305	230,034
Alfresa Holdings Corp.	45,300	959,198
Almost Family, Inc. (I)	1,802	66,260
Amedisys, Inc. (I)	5,736	272,116
American Renal Associates Holdings, Inc. (I)	1,926	35,188
AmerisourceBergen Corp.	52,641	4,252,340
AMN Healthcare Services, Inc. (I)	9,625	306,749
Amsurg Corp. (I)	24,957	1,673,367
Anthem, Inc.	75,416	9,450,379
BioScrip, Inc. (I) (L)	24,639	71,207
BioTelemetry, Inc. (I)	5,606	104,103
Capital Senior Living Corp. (I)	5,856	98,381
Cardinal Health, Inc.	90,642	7,042,883
Centene Corp. (I)	48,907	3,274,813
Chemed Corp.	3,275	462,004

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cigna Corp.	73,590	$9,590,249
Civitas Solutions, Inc. (I)	3,226	58,907
Community Health Systems, Inc. (I) (L)	73,935	853,210
CorVel Corp. (I)	2,014	77,338
Cross Country Healthcare, Inc. (I)	6,787	79,951
DaVita, Inc. (I)	46,797	3,091,878
Diplomat Pharmacy, Inc. (I) (L)	9,365	262,314
Express Scripts Holding Company (I)	181,535	12,803,664
Fresenius Medical Care AG & Company KGaA	52,774	4,616,981
Fresenius SE & Company KGaA	98,661	7,881,190
HCA Holdings, Inc. (I)	83,594	6,322,214
HealthEquity, Inc. (I)	8,871	335,767
Healthscope, Ltd.	415,105	980,466
HealthSouth Corp.	17,940	727,826
Healthways, Inc. (I)	6,600	174,636
Henry Schein, Inc. (I)	23,539	3,836,386
Humana, Inc.	42,755	7,562,932
Kindred Healthcare, Inc.	17,410	177,930
Laboratory Corp. of America Holdings (I)	29,376	4,038,612
Landauer, Inc.	2,030	90,294
LHC Group, Inc. (I)	3,063	112,963
LifePoint Health, Inc. (I)	19,364	1,146,930
Magellan Health, Inc. (I)	5,052	271,444
McKesson Corp.	64,546	10,763,046
Mediclinic International PLC (London Stock Exchange)	88,788	1,064,707
Medipal Holdings Corp.	41,165	713,560
MEDNAX, Inc. (I)	41,770	2,767,263
Miraca Holdings, Inc.	13,717	683,978
Molina Healthcare, Inc. (I)	28,145	1,641,416
National HealthCare Corp.	2,248	148,346
Nobilis Health Corp. (I) (L)	11,935	39,982
Owens & Minor, Inc.	40,679	1,412,782
Patterson Companies, Inc.	23,877	1,096,909
PharMerica Corp. (I)	6,023	169,066
Quest Diagnostics, Inc.	40,584	3,434,624
Quorum Health Corp. (I)	6,720	42,134
RadNet, Inc. (I)	8,262	61,139
Ramsay Health Care, Ltd.	34,057	2,072,325
Ryman Healthcare, Ltd.	92,418	648,735
Select Medical Holdings Corp. (I)	21,875	295,313
Sonic Healthcare, Ltd.	94,940	1,607,721
Surgery Partners, Inc. (I)	3,864	78,207
Surgical Care Affiliates, Inc. (I)	5,462	266,327
Suzuken Company, Ltd.	18,300	604,276
Team Health Holdings, Inc. (I)	13,841	450,663
Teladoc, Inc. (I) (L)	4,351	79,667
Tenet Healthcare Corp. (I)	36,071	817,369
The Ensign Group, Inc.	9,768	196,630
The Providence Service Corp. (I)	2,673	129,988
Triple-S Management Corp., Class B (I)	4,799	105,242
UnitedHealth Group, Inc.	274,623	38,447,220
Universal American Corp.	12,264	93,820
Universal Health Services, Inc., Class B	25,757	3,173,778
US Physical Therapy, Inc.	2,464	154,493
VCA, Inc. (I)	36,543	2,557,279
WellCare Health Plans, Inc. (I)	20,170	2,361,705
		183,502,721
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	85,267	1,122,966
Castlight Health, Inc., B Shares (I) (L)	8,965	37,294
Cerner Corp. (I)	86,312	5,329,766

The accompanying notes are an integral part of the financial statements.
236

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Computer Programs & Systems, Inc. (L)	2,198	$57,280
Cotiviti Holdings, Inc. (I)	2,599	87,144
Evolent Health, Inc., Class A (I)	3,151	77,578
HealthStream, Inc. (I)	5,322	146,887
HMS Holdings Corp. (I)	17,300	383,541
M3, Inc.	46,843	1,603,457
Medidata Solutions, Inc. (I)	11,215	625,348
Omnicell, Inc. (I)	7,189	275,339
Press Ganey Holdings, Inc. (I)	4,539	183,376
Quality Systems, Inc.	10,400	117,728
Vocera Communications, Inc. (I)	5,321	89,925
		10,137,629
Life sciences tools and services - 0.5%
Accelerate Diagnostics, Inc. (I) (L)	4,826	131,557
Agilent Technologies, Inc.	94,033	4,428,014
Albany Molecular Research, Inc. (I) (L)	5,531	91,317
Bio-Rad Laboratories, Inc., Class A (I)	9,372	1,535,227
Bio-Techne Corp.	16,961	1,857,230
Cambrex Corp. (I)	6,567	291,969
Charles River Laboratories International, Inc. (I)	21,502	1,791,977
Enzo Biochem, Inc. (I)	8,789	44,736
Fluidigm Corp. (I)	6,678	53,491
Illumina, Inc. (I)	42,228	7,671,138
INC Research Holdings, Inc., Class A (I)	8,461	377,191
Lonza Group AG (I)	12,750	2,440,334
Luminex Corp. (I)	8,166	185,532
Mettler-Toledo International, Inc. (I)	7,589	3,186,090
NanoString Technologies, Inc. (I)	3,374	67,413
NeoGenomics, Inc. (I)	11,109	91,316
Pacific Biosciences of California, Inc. (I)	15,914	142,589
PAREXEL International Corp. (I)	34,762	2,414,221
PerkinElmer, Inc.	31,286	1,755,457
PRA Health Sciences, Inc. (I)	4,929	278,538
QIAGEN NV (I)	53,360	1,471,305
Thermo Fisher Scientific, Inc.	112,887	17,955,806
Waters Corp. (I)	23,230	3,681,723
		51,944,171
Pharmaceuticals - 5.8%
Aclaris Therapeutics, Inc. (I)	2,284	58,493
Aerie Pharmaceuticals, Inc. (I)	5,103	192,587
Akorn, Inc. (I)	39,997	1,090,318
Allergan PLC (I)	114,328	26,330,882
Amphastar Pharmaceuticals, Inc. (I)	7,494	142,161
ANI Pharmaceuticals, Inc. (I)	1,678	111,335
Aratana Therapeutics, Inc. (I)	7,344	68,740
Astellas Pharma, Inc.	508,547	7,943,025
AstraZeneca PLC	304,674	19,728,203
Bayer AG	199,249	20,010,615
Bio-Path Holdings, Inc. (I) (L)	19,560	27,384
Bristol-Myers Squibb Company	482,658	26,024,919
Carbylan Therapeutics, Inc. (I)	3,240	1,491
Catalent, Inc. (I)	69,340	1,791,746
Cempra, Inc. (I) (L)	8,721	211,048
Chelsea Therapeutics International, Ltd. (I)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	53,934	1,949,400
Corcept Therapeutics, Inc. (I) (L)	15,775	102,538
Daiichi Sankyo Company, Ltd.	145,211	3,489,188
Depomed, Inc. (I) (L)	12,641	315,645
Dermira, Inc. (I)	5,119	173,125
Durect Corp. (I)	29,228	40,627
Egalet Corp. (I) (L)	5,218	39,709

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eisai Company, Ltd.	60,768	$3,800,644
Eli Lilly & Company	278,616	22,361,720
Endo International PLC (I)	60,020	1,209,403
Forest Laboratories, Inc. (I)	4,082	0
Galenica AG	939	998,553
GlaxoSmithKline PLC	1,173,656	24,997,140
Heska Corp. (I)	1,374	74,787
Hikma Pharmaceuticals PLC	34,609	904,046
Hisamitsu Pharmaceutical Company, Inc.	14,884	804,478
Horizon Pharma PLC (I) (L)	33,026	598,761
Impax Laboratories, Inc. (I)	15,187	359,932
Innoviva, Inc. (I) (L)	16,976	186,566
Intersect ENT, Inc. (I)	5,524	87,500
Intra-Cellular Therapies, Inc. (I)	7,072	107,777
Johnson & Johnson	787,232	92,995,716
Kyowa Hakko Kirin Company, Ltd.	62,559	988,135
Lannett Company, Inc. (I) (L)	5,742	152,565
Mallinckrodt PLC (I)	31,362	2,188,440
Merck & Company, Inc.	797,424	49,767,232
Merck KGaA	31,145	3,359,448
Mitsubishi Tanabe Pharma Corp.	54,134	1,159,464
Mylan NV (I)	132,419	5,047,812
MyoKardia, Inc. (I) (L)	2,466	40,294
Nektar Therapeutics (I)	26,684	458,431
Novartis AG	538,021	42,460,776
Novo Nordisk A/S, Class B	460,658	19,199,621
Omeros Corp. (I) (L)	7,805	87,104
Ono Pharmaceutical Company, Ltd.	99,400	2,775,292
Orion OYJ, Class B	24,594	969,585
Otsuka Holdings Company, Ltd.	94,115	4,290,010
Pacira Pharmaceuticals, Inc. (I)	7,536	257,882
Paratek Pharmaceuticals, Inc. (I)	4,025	52,365
Perrigo Company PLC	41,080	3,792,916
Pfizer, Inc.	1,746,701	59,160,763
Phibro Animal Health Corp., Class A	4,044	109,916
Prestige Brands Holdings, Inc. (I)	34,968	1,687,905
Revance Therapeutics, Inc. (I) (L)	4,380	71,000
Roche Holding AG	169,271	42,063,575
Sanofi	279,043	21,249,374
Santen Pharmaceutical Company, Ltd.	89,800	1,326,020
SciClone Pharmaceuticals, Inc. (I)	10,343	106,016
Shionogi & Company, Ltd.	71,911	3,684,253
Sucampo Pharmaceuticals, Inc., Class A (I)	5,178	63,741
Sumitomo Dainippon Pharma Company, Ltd.	38,992	755,224
Supernus Pharmaceuticals, Inc. (I)	9,735	240,747
Taisho Pharmaceutical Holdings Company, Ltd.	8,716	893,321
Takeda Pharmaceutical Company, Ltd.	171,416	8,215,900
Taro Pharmaceutical Industries, Ltd. (I) (L)	3,500	386,785
Teligent, Inc. (I) (L)	9,050	68,780
Tetraphase Pharmaceuticals, Inc. (I)	8,900	34,087
Teva Pharmaceutical Industries, Ltd.	219,990	10,210,806
The Medicines Company (I)	13,867	523,341
TherapeuticsMD, Inc. (I) (L)	31,144	212,091
Theravance Biopharma, Inc. (I) (L)	7,541	273,286
UCB SA	30,459	2,357,699
WaVe Life Sciences, Ltd. (I)	1,680	54,550
Zoetis, Inc.	142,705	7,422,087
Zogenix, Inc. (I)	5,680	64,922
		557,615,299
		1,236,938,174

The accompanying notes are an integral part of the financial statements.
237

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials - 11.3%
Aerospace and defense - 1.7%
AAR Corp.	6,775	$212,193
Aerojet Rocketdyne Holdings, Inc. (I)	12,170	213,949
Aerovironment, Inc. (I)	4,227	103,181
Airbus Group SE	140,868	8,543,805
Astronics Corp. (I)	3,983	179,434
B/E Aerospace, Inc.	46,061	2,379,511
BAE Systems PLC	764,443	5,193,061
Cobham PLC	417,166	907,544
Cubic Corp.	5,127	239,995
Curtiss-Wright Corp.	29,009	2,643,010
DigitalGlobe, Inc. (I)	12,923	355,383
Ducommun, Inc. (I)	2,368	54,085
Engility Holdings, Inc. (I)	3,732	117,558
Esterline Technologies Corp. (I)	19,420	1,476,697
General Dynamics Corp.	82,417	12,787,822
Huntington Ingalls Industries, Inc.	21,225	3,256,340
KLX, Inc. (I)	34,882	1,227,846
Kratos Defense & Security Solutions, Inc. (I)	10,184	70,168
L-3 Communications Holdings, Inc.	22,075	3,327,365
Leonardo-Finmeccanica SpA (I)	97,496	1,105,085
Lockheed Martin Corp.	72,813	17,454,732
Meggitt PLC	186,788	1,090,226
Mercury Systems, Inc. (I)	7,893	193,931
Moog, Inc., Class A (I)	6,535	389,094
National Presto Industries, Inc. (L)	1,007	88,405
Northrop Grumman Corp.	51,755	11,072,982
Orbital ATK, Inc.	26,690	2,034,579
Raytheon Company	85,175	11,594,873
Rockwell Collins, Inc.	37,338	3,149,087
Rolls-Royce Holdings PLC (I)	443,000	4,133,053
Safran SA	75,364	5,420,333
Singapore Technologies Engineering, Ltd.	376,452	895,434
Sparton Corp. (I)	2,045	53,702
TASER International, Inc. (I)	10,659	304,954
Teledyne Technologies, Inc. (I)	22,643	2,443,859
Textron, Inc.	77,121	3,065,560
Thales SA	25,429	2,341,524
The Boeing Company	167,068	22,009,538
The KEYW Holding Corp. (I) (L)	7,598	83,882
TransDigm Group, Inc.	14,444	4,176,049
Triumph Group, Inc.	32,702	911,732
United Technologies Corp.	223,247	22,681,895
Vectrus, Inc. (I)	2,276	34,663
Wesco Aircraft Holdings, Inc. (I)	11,546	155,063
Zodiac Aerospace	48,917	1,190,521
		161,363,703
Air freight and logistics - 0.6%
Air Transport Services Group, Inc. (I)	10,785	154,765
Atlas Air Worldwide Holdings, Inc. (I)	5,065	216,883
Bollore SA (I) (L)	206,736	719,691
C.H. Robinson Worldwide, Inc.	40,973	2,886,958
Deutsche Post AG	233,844	7,321,295
Echo Global Logistics, Inc. (I)	5,960	137,438
Expeditors International of Washington, Inc.	52,257	2,692,281
FedEx Corp.	70,201	12,262,711
Forward Air Corp.	6,148	265,962
Hub Group, Inc., Class A (I)	6,906	281,489
Park-Ohio Holdings Corp.	1,825	66,521
Royal Mail PLC	217,026	1,377,165
United Parcel Service, Inc., Class B	200,043	21,876,702
XPO Logistics, Inc. (I) (L)	20,051	735,270

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Yamato Holdings Company, Ltd.	83,893	$1,955,511
		52,950,642
Airlines - 0.4%
Alaska Air Group, Inc.	35,769	2,355,746
Allegiant Travel Company	2,685	354,608
American Airlines Group, Inc.	152,663	5,588,992
ANA Holdings, Inc.	279,495	759,314
Cathay Pacific Airways, Ltd.	287,242	401,546
Delta Air Lines, Inc.	215,537	8,483,536
Deutsche Lufthansa AG	56,041	624,764
easyJet PLC	37,957	494,921
Hawaiian Holdings, Inc. (I)	10,723	521,138
International Consolidated Airlines Group SA	195,382	1,013,750
Japan Airlines Company, Ltd.	28,700	843,650
JetBlue Airways Corp. (I)	146,834	2,531,418
Qantas Airways, Ltd.	123,745	297,212
Ryanair Holdings PLC, ADR	7,149	536,389
Singapore Airlines, Ltd.	130,427	1,007,637
SkyWest, Inc.	10,255	270,835
Southwest Airlines Company	177,288	6,894,730
United Continental Holdings, Inc. (I)	84,462	4,431,721
Virgin America, Inc. (I) (L)	3,920	209,759
		37,621,666
Building products - 0.4%
AAON, Inc.	8,382	241,569
Advanced Drainage Systems, Inc.	7,116	171,211
Allegion PLC	27,185	1,873,318
American Woodmark Corp. (I)	2,816	226,885
AO Smith Corp.	33,638	3,323,098
Apogee Enterprises, Inc.	5,831	260,587
Armstrong Flooring, Inc. (I)	4,870	91,946
Asahi Glass Company, Ltd.	243,380	1,573,683
Assa Abloy AB	241,565	4,905,618
Builders FirstSource, Inc. (I)	17,304	199,169
Caesarstone, Ltd. (I)	4,896	184,628
Cie de Saint-Gobain	119,260	5,160,376
Continental Building Products, Inc. (I)	7,133	149,722
CSW Industrials, Inc. (I)	3,011	97,526
Daikin Industries, Ltd.	56,497	5,272,063
Fortune Brands Home & Security, Inc.	44,001	2,556,458
Geberit AG	9,107	3,991,964
Gibraltar Industries, Inc. (I)	6,461	240,026
Griffon Corp.	6,125	104,186
Insteel Industries, Inc.	3,636	131,769
Lennox International, Inc.	17,689	2,777,704
LIXIL Group Corp.	64,150	1,374,323
Masco Corp.	95,474	3,275,713
Masonite International Corp. (I)	6,068	377,248
NCI Building Systems, Inc. (I)	5,628	82,113
Patrick Industries, Inc. (I)	2,940	182,045
PGT, Inc. (I)	10,053	107,266
Ply Gem Holdings, Inc. (I)	4,576	61,135
Quanex Building Products Corp.	7,020	121,165
Simpson Manufacturing Company, Inc.	8,472	372,344
TOTO, Ltd.	34,100	1,289,221
Trex Company, Inc. (I)	6,004	352,555
Universal Forest Products, Inc.	4,028	396,718
		41,525,352
Commercial services and supplies - 0.5%
ABM Industries, Inc.	11,317	449,285
ACCO Brands Corp. (I)	21,539	207,636

The accompanying notes are an integral part of the financial statements.
238

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Aggreko PLC	61,138	$753,740
ARC Document Solutions, Inc. (I)	10,283	38,458
Babcock International Group PLC	60,769	813,575
Brady Corp., Class A	9,367	324,192
Brambles, Ltd.	381,981	3,520,922
Casella Waste Systems, Inc., Class A (I)	8,877	91,433
CECO Environmental Corp.	6,383	72,000
Cintas Corp.	24,891	2,802,727
Clean Harbors, Inc. (I)	23,871	1,145,331
Copart, Inc. (I)	44,169	2,365,692
Dai Nippon Printing Company, Ltd.	127,746	1,253,141
Deluxe Corp.	31,901	2,131,625
Edenred	50,065	1,169,901
Ennis, Inc.	5,334	89,878
Essendant, Inc.	7,877	161,636
G&K Services, Inc., Class A	4,001	382,055
G4S PLC	373,799	1,102,230
Healthcare Services Group, Inc.	14,351	568,013
Heritage-Crystal Clean, Inc. (I)	3,126	41,513
Herman Miller, Inc.	39,477	1,129,042
HNI Corp.	29,466	1,172,747
InnerWorkings, Inc. (I)	8,705	82,001
Interface, Inc.	13,370	223,145
ISS A/S	40,265	1,673,201
Kimball International, Inc., Class B	7,184	92,961
Knoll, Inc.	9,803	223,999
Matthews International Corp., Class A	6,532	396,884
McGrath RentCorp	4,814	152,652
Mobile Mini, Inc.	9,133	275,817
MSA Safety, Inc.	20,478	1,188,543
Multi-Color Corp.	2,809	185,394
Park24 Company, Ltd.	24,600	800,065
Pitney Bowes, Inc.	53,319	968,273
Quad/Graphics, Inc.	6,009	160,560
Republic Services, Inc.	68,063	3,433,778
Rollins, Inc.	43,567	1,275,642
Secom Company, Ltd.	50,555	3,775,157
Securitas AB, B Shares	75,524	1,264,800
Societe BIC SA	6,937	1,025,630
Sohgo Security Services Company, Ltd.	17,200	924,376
SP Plus Corp. (I)	3,666	93,740
Steelcase, Inc., Class A	17,552	243,797
Stericycle, Inc. (I)	24,336	1,950,287
Team, Inc. (I)	5,946	194,494
Tetra Tech, Inc.	11,829	419,575
The Brink’s Company	9,219	341,841
Toppan Printing Company, Ltd.	126,525	1,142,132
UniFirst Corp.	3,047	401,777
US Ecology, Inc.	4,546	203,843
Viad Corp.	4,158	153,305
VSE Corp.	1,758	59,754
Waste Management, Inc.	118,519	7,556,771
West Corp.	8,927	197,108
		52,868,074
Construction and engineering - 0.5%
ACS Actividades de Construccion
y Servicios SA	46,690	1,411,387
AECOM (I)	69,905	2,078,276
Aegion Corp. (I)	7,278	138,791
Argan, Inc.	2,722	161,115
Boskalis Westminster	20,944	745,412
Bouygues SA	49,914	1,655,312
CIMIC Group, Ltd.	23,821	527,575

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Comfort Systems USA, Inc.	7,506	$220,001
Dycom Industries, Inc. (I)	20,434	1,671,093
Eiffage SA	14,327	1,113,415
EMCOR Group, Inc.	39,827	2,374,486
Ferrovial SA	116,646	2,483,714
Fluor Corp.	39,857	2,045,461
Granite Construction, Inc.	26,088	1,297,617
Great Lakes Dredge & Dock Corp. (I)	13,818	48,363
HC2 Holdings, Inc. (I) (L)	7,643	41,654
HOCHTIEF AG	4,978	702,519
IES Holdings, Inc. (I)	1,781	31,684
Jacobs Engineering Group, Inc. (I)	35,516	1,836,888
JGC Corp.	50,006	870,531
Kajima Corp.	216,770	1,516,929
KBR, Inc.	64,916	982,179
Layne Christensen Company (I) (L)	4,318	36,746
MasTec, Inc. (I)	13,441	399,735
MYR Group, Inc. (I)	3,616	108,842
NV5 Global, Inc. (I)	1,609	51,987
Obayashi Corp.	156,515	1,552,437
Orion Group Holdings, Inc. (I)	6,270	42,950
Primoris Services Corp.	8,250	169,950
Quanta Services, Inc. (I)	43,343	1,213,171
Shimizu Corp.	133,129	1,189,840
Skanska AB, Series B	82,001	1,915,765
Taisei Corp.	253,868	1,904,584
Tutor Perini Corp. (I)	7,693	165,169
Valmont Industries, Inc.	10,340	1,391,454
Vinci SA	121,688	9,318,656
		43,415,688
Electrical equipment - 0.8%
ABB, Ltd. (I)	474,052	10,684,164
Acuity Brands, Inc.	12,569	3,325,757
Allied Motion Technologies, Inc.	1,645	31,107
AMETEK, Inc.	67,017	3,202,072
AZZ, Inc.	5,271	344,038
Babcock & Wilcox Enterprises, Inc. (I)	9,494	156,651
Eaton Corp. PLC	131,399	8,634,228
Emerson Electric Company	184,615	10,063,364
Encore Wire Corp.	4,268	156,934
Energous Corp. (I) (L)	3,219	63,125
EnerSys	28,528	1,973,852
FuelCell Energy, Inc. (I) (L)	6,454	34,981
Fuji Electric Company, Ltd.	137,202	630,555
Generac Holdings, Inc. (I)	13,307	483,044
General Cable Corp.	10,091	151,163
Hubbell, Inc.	23,370	2,517,884
Legrand SA	64,333	3,792,371
LSI Industries, Inc.	5,694	63,944
Mabuchi Motor Company, Ltd.	11,800	654,791
Mitsubishi Electric Corp.	465,165	5,961,882
Nidec Corp.	57,493	5,314,258
OSRAM Licht AG	21,455	1,260,403
Plug Power, Inc. (I) (L)	38,778	66,310
Powell Industries, Inc.	1,930	77,297
Prysmian SpA	46,977	1,230,115
Regal Beloit Corp.	20,387	1,212,823
Rockwell Automation, Inc.	37,402	4,575,761
Schneider Electric SE (Euronext Paris)	134,759	9,374,345
Sunrun, Inc. (I) (L)	13,429	84,603
Thermon Group Holdings, Inc. (I)	6,809	134,478
Vestas Wind Systems A/S	53,379	4,409,293

The accompanying notes are an integral part of the financial statements.
239

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vicor Corp. (I)	3,794	$44,010
		80,709,603
Industrial conglomerates - 2.0%
3M Company	173,981	30,660,672
Carlisle Companies, Inc.	29,258	3,000,993
CK Hutchison Holdings, Ltd.	651,062	8,322,031
DCC PLC	21,380	1,942,513
General Electric Company	2,580,806	76,443,474
Honeywell International, Inc.	218,618	25,488,673
Hopewell Holdings, Ltd.	615	2,254
Jardine Matheson Holdings, Ltd.	60,000	3,641,800
Keihan Holdings Company, Ltd.	122,000	853,276
Keppel Corp., Ltd.	350,545	1,395,176
Koninklijke Philips NV	224,332	6,637,880
NWS Holdings, Ltd.	369,599	619,377
Raven Industries, Inc.	7,473	172,103
Roper Technologies, Inc.	29,030	5,297,104
Seibu Holdings, Inc.	41,100	678,485
Sembcorp Industries, Ltd. (L)	232,622	445,180
Siemens AG	184,327	21,614,219
Smiths Group PLC	95,188	1,806,895
Toshiba Corp. (I)	970,280	3,234,331
		192,256,436
Machinery - 2.0%
Actuant Corp., Class A	12,009	279,089
AGCO Corp.	30,953	1,526,602
Alamo Group, Inc.	1,940	127,827
Albany International Corp., Class A	5,922	250,974
Alfa Laval AB	70,811	1,110,166
Alstom SA (I)	36,842	974,857
Altra Industrial Motion Corp.	5,263	152,469
Amada Holdings Company, Ltd.	82,052	853,529
American Railcar Industries, Inc.	1,628	67,513
ANDRITZ AG	17,535	954,202
Astec Industries, Inc.	3,959	237,025
Atlas Copco AB, A Shares	161,757	4,869,618
Atlas Copco AB, B Shares	94,119	2,571,796
Barnes Group, Inc.	10,286	417,097
Briggs & Stratton Corp.	8,537	159,215
Caterpillar, Inc.	167,517	14,870,484
Chart Industries, Inc. (I)	6,329	207,781
CIRCOR International, Inc.	3,375	201,015
CLARCOR, Inc.	31,753	2,063,945
CNH Industrial NV	246,186	1,762,803
Columbus McKinnon Corp.	4,443	79,263
Crane Company	22,588	1,423,270
Cummins, Inc.	45,479	5,828,134
Deere & Company	83,033	7,086,867
Donaldson Company, Inc.	60,384	2,254,135
Douglas Dynamics, Inc.	4,605	147,084
Dover Corp.	44,597	3,284,123
Dynamic Materials Corp.	3,233	34,464
Energy Recovery, Inc. (I) (L)	7,175	114,657
EnPro Industries, Inc.	4,467	253,815
ESCO Technologies, Inc.	5,074	235,535
FANUC Corp.	47,118	7,958,956
Federal Signal Corp.	12,488	165,591
Flowserve Corp.	36,982	1,784,012
Fortive Corp.	86,011	4,377,960
Franklin Electric Company, Inc.	9,472	385,605
FreightCar America, Inc.	3,000	43,140
GEA Group AG	44,091	2,451,325

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Global Brass & Copper Holdings, Inc.	4,306	$124,400
Graco, Inc.	25,348	1,875,752
Graham Corp.	2,528	48,285
Hardinge, Inc.	2,948	32,811
Harsco Corp.	16,638	165,215
Hillenbrand, Inc.	12,036	380,819
Hino Motors, Ltd.	62,342	666,073
Hitachi Construction
Machinery Company, Ltd.	26,152	521,498
Hoshizaki Corp.	12,200	1,113,320
Hurco Companies, Inc.	1,540	43,228
Hyster-Yale Materials Handling, Inc.	1,943	116,833
IDEX Corp.	34,551	3,232,937
IHI Corp.	353,765	1,028,114
Illinois Tool Works, Inc.	92,801	11,121,272
IMI PLC	65,529	911,977
Ingersoll-Rand PLC	73,913	5,021,649
ITT, Inc.	40,483	1,450,911
John Bean Technologies Corp.	5,931	418,432
Joy Global, Inc.	64,912	1,800,659
JTEKT Corp.	53,793	807,970
Kadant, Inc.	2,227	116,049
Kawasaki Heavy Industries, Ltd.	342,204	1,060,224
Kennametal, Inc.	52,488	1,523,202
Komatsu, Ltd.	222,476	5,103,422
Kone OYJ, Class B	81,239	4,124,257
Kubota Corp.	254,952	3,858,828
Kurita Water Industries, Ltd.	24,027	570,914
Lincoln Electric Holdings, Inc.	28,540	1,787,175
Lindsay Corp. (L)	2,166	160,241
Lydall, Inc. (I)	3,400	173,842
Makita Corp.	27,026	1,925,597
MAN SE	8,508	897,362
Meritor, Inc. (I)	17,974	200,051
Metso OYJ	27,175	793,032
Milacron Holdings Corp. (I)	3,011	48,056
Miller Industries, Inc.	2,612	59,527
Minebea Company, Ltd.	81,700	772,689
Mitsubishi Heavy Industries, Ltd.	772,635	3,232,014
Mueller Industries, Inc.	11,582	375,488
Mueller Water Products, Inc., Class A	31,817	399,303
Nabtesco Corp.	27,089	767,448
Navistar International Corp. (I)	10,336	236,591
NGK Insulators, Ltd.	63,161	1,312,522
NN, Inc.	5,618	102,529
Nordson Corp.	24,127	2,403,773
NSK, Ltd.	106,298	1,089,847
Oshkosh Corp.	33,441	1,872,696
PACCAR, Inc.	100,516	5,908,330
Parker-Hannifin Corp.	38,662	4,853,241
Pentair PLC	48,176	3,094,826
Proto Labs, Inc. (I) (L)	5,042	302,066
RBC Bearings, Inc. (I)	4,644	355,173
Rexnord Corp. (I)	16,956	363,028
Sandvik AB	256,971	2,827,630
Schindler Holding AG, Participation Certificates	10,664	2,002,512
Schindler Holding AG, Registered Shares	4,916	931,129
SembCorp Marine, Ltd.	213,732	206,075
SKF AB, B Shares	95,962	1,657,200
SMC Corp.	13,847	3,998,083
Snap-on, Inc.	16,699	2,537,580
SPX Corp. (I)	8,627	173,748

The accompanying notes are an integral part of the financial statements.
240

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SPX FLOW, Inc. (I)	7,289	$225,376
Standex International Corp.	2,551	236,911
Stanley Black & Decker, Inc.	43,086	5,298,716
Sumitomo Heavy Industries, Ltd.	133,306	658,662
Sun Hydraulics Corp.	4,862	156,897
Supreme Industries, Inc., Class A	2,813	54,291
Tennant Company	3,583	232,178
Terex Corp.	48,934	1,243,413
The ExOne Company (I) (L)	2,476	37,685
The Gorman-Rupp Company	3,681	94,270
The Greenbrier Companies, Inc. (L)	5,567	196,515
The Manitowoc Company, Inc.	25,870	123,917
The Timken Company	32,043	1,125,991
The Toro Company	48,988	2,294,598
The Weir Group PLC	51,556	1,135,532
THK Company, Ltd.	29,452	579,327
Titan International, Inc.	9,559	96,737
TriMas Corp. (I)	9,372	174,413
Trinity Industries, Inc.	68,736	1,662,036
Volvo AB, Series B	371,539	4,242,183
Wabash National Corp. (I)	13,102	186,572
Wabtec Corp.	40,798	3,331,157
Wartsila OYJ ABP	35,666	1,605,641
Watts Water Technologies, Inc., Class A	5,684	368,551
Woodward, Inc.	35,833	2,238,846
Xylem, Inc.	51,321	2,691,786
Yangzijiang Shipbuilding Holdings, Ltd.	457,301	252,973
Zardoya Otis SA	45,745	440,127
		197,610,699
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	921	1,293,995
A.P. Moeller - Maersk A/S, Series B	1,537	2,260,766
Costamare, Inc.	5,550	50,727
Eagle Bulk Shipping, Inc. (I)	297	2,109
Kirby Corp. (I)	24,551	1,526,090
Kuehne + Nagel International AG	13,033	1,894,037
Matson, Inc.	8,868	353,656
Mitsui O.S.K. Lines, Ltd.	272,040	632,601
Nippon Yusen KK	396,257	741,925
Scorpio Bulkers, Inc. (I) (L)	13,099	45,323
		8,801,229
Professional services - 0.6%
Acacia Research Corp.	11,108	72,424
Adecco Group AG	39,946	2,251,583
Barrett Business Services, Inc.	1,508	74,812
Bureau Veritas SA	63,887	1,370,696
Capita PLC	160,581	1,391,065
CBIZ, Inc. (I)	10,253	114,731
CEB, Inc.	21,267	1,158,413
CRA International, Inc. (I)	2,031	54,004
Equifax, Inc.	34,143	4,594,965
Experian PLC	231,256	4,620,024
Exponent, Inc.	5,275	269,342
Franklin Covey Company (I)	2,462	43,848
FTI Consulting, Inc. (I)	27,316	1,217,201
GP Strategies Corp. (I)	2,806	69,084
Heidrick & Struggles International, Inc.	3,978	73,792
Huron Consulting Group, Inc. (I)	4,454	266,171
ICF International, Inc. (I)	3,718	164,782
Insperity, Inc.	3,192	231,867
Intertek Group PLC	38,876	1,755,011
Kelly Services, Inc., Class A	6,053	116,339

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Kforce, Inc.	5,168	$105,892
Korn/Ferry International	11,754	246,834
ManpowerGroup, Inc.	31,080	2,245,841
Mistras Group, Inc. (I)	3,557	83,483
Navigant Consulting, Inc. (I)	9,747	197,084
Nielsen Holdings PLC	97,097	5,201,486
On Assignment, Inc. (I)	10,407	377,670
Randstad Holding NV	28,670	1,303,694
Recruit Holdings Company, Ltd.	88,600	3,614,276
RELX NV	239,632	4,286,244
RELX PLC	263,622	4,999,191
Resources Connection, Inc.	7,548	112,767
Robert Half International, Inc.	37,038	1,402,259
RPX Corp. (I)	10,538	112,651
SEEK, Ltd.	78,819	944,885
SGS SA	1,319	2,955,581
The Advisory Board Company (I)	8,420	376,711
The Dun & Bradstreet Corp.	10,410	1,422,214
TriNet Group, Inc. (I)	8,694	188,051
TrueBlue, Inc. (I)	8,614	195,193
Verisk Analytics, Inc. (I)	44,358	3,605,418
WageWorks, Inc. (I)	7,449	453,719
Wolters Kluwer NV	72,717	3,108,736
		57,450,034
Road and rail - 0.9%
ArcBest Corp.	5,380	102,328
Aurizon Holdings, Ltd.	494,425	1,787,663
Avis Budget Group, Inc. (I)	42,878	1,466,856
Celadon Group, Inc.	6,301	55,071
Central Japan Railway Company	34,732	5,946,289
ComfortDelGro Corp., Ltd.	517,918	1,071,306
Covenant Transportation
Group, Inc., Class A (I)	2,620	50,645
CSX Corp.	274,225	8,363,863
DSV A/S	45,804	2,285,397
East Japan Railway Company	80,440	7,260,836
Genesee & Wyoming, Inc., Class A (I)	26,051	1,796,216
Hankyu Hanshin Holdings, Inc.	58,200	2,006,671
Heartland Express, Inc.	9,543	180,172
J.B. Hunt Transport Services, Inc.	25,500	2,069,070
Kansas City Southern	30,989	2,891,893
Keikyu Corp.	112,559	1,174,495
Keio Corp.	139,077	1,216,197
Keisei Electric Railway Company, Ltd.	32,995	824,940
Kintetsu Group Holdings Company, Ltd.	436,745	1,833,004
Knight Transportation, Inc.	13,524	388,004
Landstar System, Inc.	18,986	1,292,567
Marten Transport, Ltd.	5,030	105,630
MTR Corp., Ltd.	354,315	1,957,953
Nagoya Railroad Company, Ltd.	222,000	1,208,045
Nippon Express Company, Ltd.	200,469	937,188
Norfolk Southern Corp.	84,841	8,234,667
Odakyu Electric Railway Company, Ltd.	70,880	1,578,283
Old Dominion Freight Line, Inc. (I)	31,611	2,168,831
Roadrunner Transportation Systems, Inc. (I)	6,631	52,915
Ryder System, Inc.	15,175	1,000,791
Saia, Inc. (I)	5,328	159,627
Swift Transportation Company (I) (L)	15,311	328,727
Tobu Railway Company, Ltd.	233,365	1,188,774
Tokyu Corp.	256,417	1,956,030
Union Pacific Corp.	238,974	23,307,134
Werner Enterprises, Inc.	29,505	686,581
West Japan Railway Company	39,675	2,461,208

The accompanying notes are an integral part of the financial statements.

241

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
YRC Worldwide, Inc. (I)	6,938	$85,476
		91,481,343
Trading companies and distributors - 0.6%
AerCap Holdings NV (I)	40,000	1,539,600
Aircastle, Ltd.	9,615	190,954
Applied Industrial Technologies, Inc.	7,392	345,502
Ashtead Group PLC	121,266	1,992,923
Beacon Roofing Supply, Inc. (I)	12,138	510,646
BMC Stock Holdings, Inc. (I)	11,288	200,136
Brenntag AG	37,246	2,035,450
Bunzl PLC	80,758	2,381,424
CAI International, Inc. (I)	3,799	31,418
DXP Enterprises, Inc. (I)	2,870	80,905
Fastenal Company	82,888	3,463,061
GATX Corp. (L)	26,377	1,175,095
GMS, Inc. (I)	1,519	33,767
H&E Equipment Services, Inc.	6,552	109,812
ITOCHU Corp.	360,566	4,539,367
Kaman Corp.	5,378	236,202
Marubeni Corp.	397,788	2,043,475
Mitsubishi Corp.	363,906	8,295,621
Mitsui & Company, Ltd.	411,180	5,698,496
MRC Global, Inc. (I)	19,185	315,210
MSC Industrial Direct Company, Inc., Class A	20,167	1,480,459
Noble Group, Ltd. (I)	2,111,466	237,922
NOW, Inc. (I)	70,916	1,519,730
Rexel SA	72,809	1,115,315
Rush Enterprises, Inc., Class A (I)	4,870	119,218
Rush Enterprises, Inc., Class B (I)	2,578	62,671
SiteOne Landscape Supply, Inc. (I)	2,351	84,471
Sojitz Corp.	1,051	2,693
Sumitomo Corp.	286,166	3,203,525
Textainer Group Holdings, Ltd.	5,037	37,727
Titan Machinery, Inc. (I)	4,471	46,498
Toyota Tsusho Corp.	51,159	1,188,920
Travis Perkins PLC	60,243	1,201,588
Triton International, Ltd.	8,195	108,092
United Rentals, Inc. (I)	25,425	1,995,608
Univar, Inc. (I)	8,819	192,695
Veritiv Corp. (I)	1,770	88,801
W.W. Grainger, Inc. (L)	16,194	3,641,059
Watsco, Inc.	11,756	1,656,420
Wolseley PLC	60,589	3,407,674
		56,610,150
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	155,158	2,417,273
Aena SA (S)	16,268	2,401,316
Aeroports de Paris	7,167	711,154
Atlantia SpA	99,469	2,526,274
Auckland International Airport, Ltd.	229,207	1,228,508
Fraport AG Frankfurt Airport
Services Worldwide	10,164	556,277
Groupe Eurotunnel SE	112,682	1,220,615
Hutchison Port Holdings Trust	1,234,236	550,980
Japan Airport Terminal Company, Ltd. (L)	11,000	420,622
Kamigumi Company, Ltd.	56,412	492,136
Mitsubishi Logistics Corp.	27,472	397,318
Sydney Airport	262,981	1,409,596
Transurban Group	490,305	4,284,926
		18,616,995
		1,093,281,614

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 15.5%
Communications equipment - 0.9%
ADTRAN, Inc.	9,981	$191,036
Aerohive Networks, Inc. (I)	5,379	32,758
Applied Optoelectronics, Inc. (I) (L)	3,552	78,890
ARRIS International PLC (I)	86,495	2,450,403
Bel Fuse, Inc., Class B	2,179	52,601
Black Box Corp.	3,278	45,564
Brocade Communications Systems, Inc.	181,785	1,677,876
CalAmp Corp. (I)	7,398	103,202
Calix, Inc. (I)	8,877	65,246
Ciena Corp. (I)	90,624	1,975,603
Cisco Systems, Inc.	1,449,705	45,984,643
Clearfield, Inc. (I) (L)	2,524	47,451
Comtech Telecommunications Corp.	4,939	63,269
Digi International, Inc. (I)	5,647	64,376
Extreme Networks, Inc. (I)	21,704	97,451
F5 Networks, Inc. (I)	19,226	2,396,329
Finisar Corp. (I)	21,946	653,991
Harmonic, Inc. (I)	16,981	100,697
Harris Corp.	35,791	3,278,814
Infinera Corp. (I)	28,869	260,687
InterDigital, Inc.	22,573	1,787,782
Ixia (I)	13,226	165,325
Juniper Networks, Inc.	110,317	2,654,227
KVH Industries, Inc. (I)	3,958	34,870
Lumentum Holdings, Inc. (I)	10,307	430,523
Motorola Solutions, Inc.	48,399	3,691,876
NETGEAR, Inc. (I)	6,584	398,266
NetScout Systems, Inc. (I)	59,989	1,754,678
Nokia OYJ	1,406,045	8,149,928
Oclaro, Inc. (I)	20,343	173,933
Plantronics, Inc.	21,957	1,140,886
ShoreTel, Inc. (I)	14,161	113,288
Silicom, Ltd.	1,235	51,129
Sonus Networks, Inc. (I)	9,773	76,034
Telefonaktiebolaget LM Ericsson, B Shares	739,738	5,341,115
Ubiquiti Networks, Inc. (I) (L)	5,281	282,534
ViaSat, Inc. (I)	29,581	2,208,222
Viavi Solutions, Inc. (I)	48,018	354,853
		88,430,356
Electronic equipment, instruments and components - 1.0%
Agilysys, Inc. (I)	3,280	36,474
Alps Electric Company, Ltd.	45,400	1,095,855
Amphenol Corp., Class A	88,362	5,736,461
Anixter International, Inc.	5,916	381,582
Arrow Electronics, Inc. (I)	41,405	2,648,678
Avnet, Inc.	57,744	2,370,969
AVX Corp.	9,356	129,019
Badger Meter, Inc.	5,674	190,136
Belden, Inc.	27,728	1,912,955
Benchmark Electronics, Inc. (I)	9,907	247,180
Cognex Corp.	38,766	2,049,171
Coherent, Inc. (I)	4,908	542,530
Control4 Corp. (I)	4,478	54,990
Corning, Inc.	298,955	7,070,286
CTS Corp.	6,446	119,896
Daktronics, Inc.	8,145	77,703
DTS, Inc.	3,647	155,143
Electro Scientific Industries, Inc. (I)	6,143	34,647
ePlus, Inc. (I)	1,268	119,712
Fabrinet (I)	7,021	313,066
FARO Technologies, Inc. (I)	3,444	123,812

The accompanying notes are an integral part of the financial statements.

242

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
FLIR Systems, Inc.	39,826	$1,251,333
Hamamatsu Photonics KK	34,300	1,055,255
Hexagon AB, B Shares	62,292	2,720,391
Hirose Electric Company, Ltd.	7,700	1,012,414
Hitachi High-Technologies Corp.	16,584	663,874
Hitachi, Ltd.	1,164,972	5,459,737
II-VI, Inc. (I)	12,213	297,142
Ingenico Group SA	13,226	1,156,402
Ingram Micro, Inc., Class A	68,210	2,432,369
Insight Enterprises, Inc. (I)	7,511	244,483
InvenSense, Inc. (I)	16,949	125,762
IPG Photonics Corp. (I)	16,941	1,395,091
Itron, Inc. (I)	6,828	380,729
Jabil Circuit, Inc.	87,141	1,901,417
Keyence Corp.	10,947	8,020,746
Keysight Technologies, Inc. (I)	76,906	2,437,151
Kimball Electronics, Inc. (I)	6,087	84,366
Knowles Corp. (I) (L)	58,524	822,262
Kyocera Corp.	77,363	3,717,544
Littelfuse, Inc.	4,480	577,069
Maxwell Technologies, Inc. (I) (L)	7,925	40,893
Mesa Laboratories, Inc.	619	70,789
Methode Electronics, Inc.	7,445	260,352
MTS Systems Corp.	3,433	158,021
Murata Manufacturing Company, Ltd.	46,113	6,019,272
National Instruments Corp.	47,809	1,357,776
Nippon Electric Glass Company, Ltd.	100,121	518,418
Novanta, Inc. (I)	6,650	115,378
Omron Corp.	46,418	1,670,811
OSI Systems, Inc. (I)	3,604	235,630
Park Electrochemical Corp.	4,245	73,736
PC Connection, Inc.	2,374	62,721
Plexus Corp. (I)	6,775	316,935
Radisys Corp. (I)	7,756	41,456
Rofin-Sinar Technologies, Inc. (I)	5,497	176,893
Rogers Corp. (I)	3,627	221,537
Sanmina Corp. (I)	14,959	425,883
ScanSource, Inc. (I)	5,048	184,252
Shimadzu Corp.	57,492	877,416
SYNNEX Corp.	19,136	2,183,609
TDK Corp.	29,621	1,984,580
TE Connectivity, Ltd.	102,620	6,606,676
Tech Data Corp. (I)	23,068	1,954,090
Trimble Navigation, Ltd. (I)	113,009	3,227,537
TTM Technologies, Inc. (I)	14,896	170,559
Universal Display Corp. (I)	8,430	467,949
VeriFone Systems, Inc. (I)	50,228	790,589
Vishay Intertechnology, Inc.	88,030	1,240,343
Vishay Precision Group, Inc. (I)	2,737	43,874
Yaskawa Electric Corp.	61,010	912,521
Yokogawa Electric Corp.	55,892	744,584
Zebra Technologies Corp., Class A (I)	23,810	1,657,414
		95,978,296
Internet software and services - 2.7%
2U, Inc. (I)	7,471	286,065
Actua Corp. (I)	7,876	101,994
Akamai Technologies, Inc. (I)	50,356	2,668,364
Alarm.com Holdings, Inc. (I)	2,058	59,394
Alphabet, Inc., Class A (I)	84,892	68,258,262
Alphabet, Inc., Class C (I)	85,073	66,126,392
Amber Road, Inc. (I)	3,939	38,011
Angie’s List, Inc. (I) (L)	8,203	81,292

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Apigee Corp. (I)	3,287	$57,194
Appfolio, Inc., Class A (I)	1,823	35,439
Auto Trader Group PLC (S)	241,364	1,268,843
Autobytel, Inc. (I)	2,002	35,636
Bankrate, Inc. (I)	9,749	82,672
Bazaarvoice, Inc. (I)	17,744	104,867
Benefitfocus, Inc. (I)	2,657	106,067
Blucora, Inc. (I)	8,091	90,619
Box, Inc., Class A (I) (L)	10,157	160,074
Brightcove, Inc. (I)	6,346	82,815
Carbonite, Inc. (I)	3,937	60,472
Care.com, Inc. (I)	3,510	34,960
ChannelAdvisor Corp. (I)	4,851	62,723
Cimpress NV (I) (L)	5,079	513,893
comScore, Inc. (I)	30,079	922,222
Cornerstone OnDemand, Inc. (I)	10,293	472,963
Cvent, Inc. (I)	6,152	195,080
DHI Group, Inc. (I)	10,721	84,589
EarthLink Holdings Corp.	21,839	135,402
eBay, Inc. (I)	303,191	9,974,984
Endurance International
Group Holdings, Inc. (I) (L)	12,317	107,774
Envestnet, Inc. (I)	8,510	310,190
Everyday Health, Inc. (I)	6,222	47,847
Facebook, Inc., Class A (I)	668,828	85,790,568
Five9, Inc. (I)	6,822	106,969
Gogo, Inc. (I) (L)	11,746	129,676
GrubHub, Inc. (I) (L)	16,502	709,421
GTT Communications, Inc. (I)	5,465	128,591
Hortonworks, Inc. (I) (L)	8,763	73,171
inContact, Inc. (I)	12,093	169,060
Instructure, Inc. (I)	2,259	57,311
Intralinks Holdings, Inc. (I)	8,812	88,649
j2 Global, Inc.	31,362	2,089,023
Kakaku.com, Inc.	34,100	617,479
Limelight Networks, Inc. (I)	17,601	32,914
Liquidity Services, Inc. (I)	5,466	61,438
LivePerson, Inc. (I)	11,338	95,353
LogMeIn, Inc.	5,153	465,780
MeetMe, Inc. (I)	8,733	54,145
MINDBODY, Inc., Class A (I) (L)	3,039	59,747
Mixi, Inc.	10,800	391,293
Monster Worldwide, Inc. (I)	18,638	67,283
New Relic, Inc. (I)	4,520	173,206
NIC, Inc.	13,011	305,759
Q2 Holdings, Inc. (I)	5,237	150,092
Quotient Technology, Inc. (I)	13,103	174,401
Rackspace Hosting, Inc. (I)	48,716	1,543,810
Reis, Inc.	2,353	48,142
RetailMeNot, Inc. (I)	8,117	80,277
Shutterstock, Inc. (I) (L)	3,881	247,220
SPS Commerce, Inc. (I)	3,387	248,640
Stamps.com, Inc. (I) (L)	3,304	312,261
TechTarget, Inc. (I)	4,381	35,311
TrueCar, Inc. (I)	11,402	107,635
United Internet AG	29,714	1,315,944
VeriSign, Inc. (I) (L)	27,367	2,141,194
Web.com Group, Inc. (I)	8,696	150,180
WebMD Health Corp. (I)	25,199	1,252,390
Xactly Corp. (I)	4,865	71,613
XO Group, Inc. (I)	5,294	102,333
Yahoo Japan Corp.	343,554	1,370,371

The accompanying notes are an integral part of the financial statements.

243

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Yahoo!, Inc. (I)	250,642	$10,802,670
		264,388,419
IT services - 2.7%
Accenture PLC, Class A	178,939	21,860,978
Acxiom Corp. (I)	51,231	1,365,306
Alliance Data Systems Corp. (I)	16,912	3,628,131
Amadeus IT Group SA	105,735	5,277,539
Atos SE	21,242	2,286,883
Automatic Data Processing, Inc.	130,661	11,524,300
Blackhawk Network Holdings, Inc. (I)	11,237	339,020
Broadridge Financial Solutions, Inc.	53,584	3,632,459
CACI International, Inc., Class A (I)	4,952	499,657
Capgemini SA	39,417	3,864,576
Cardtronics PLC, Class A (I)	9,141	407,689
Cass Information Systems, Inc.	2,318	131,315
Cognizant Technology
Solutions Corp., Class A (I)	173,804	8,292,189
Computer Sciences Corp.	63,710	3,326,299
Computershare, Ltd.	112,275	890,513
Convergys Corp.	61,396	1,867,666
CoreLogic, Inc. (I)	39,986	1,568,251
CSG Systems International, Inc.	6,583	272,075
CSRA, Inc.	39,335	1,058,112
Datalink Corp. (I)	4,537	48,138
DST Systems, Inc.	14,802	1,745,452
EPAM Systems, Inc. (I)	9,796	678,961
EVERTEC, Inc.	12,959	217,452
ExlService Holdings, Inc. (I)	6,682	333,031
Fidelity National Information Services, Inc.	94,609	7,287,731
Fiserv, Inc. (I)	63,778	6,343,998
Forrester Research, Inc.	2,110	82,079
Fujitsu, Ltd.	449,232	2,417,597
Gartner, Inc. (I)	37,603	3,325,985
Global Payments, Inc.	44,178	3,391,103
IBM Corp.	250,505	39,792,719
Jack Henry & Associates, Inc.	35,649	3,049,772
Leidos Holdings, Inc.	64,696	2,800,043
Lionbridge Technologies, Inc. (I)	12,867	64,335
ManTech International Corp., Class A	4,959	186,905
Mastercard, Inc.	276,322	28,121,290
MAXIMUS, Inc.	42,667	2,413,246
MoneyGram International, Inc. (I)	6,761	48,003
NeuStar, Inc., Class A (I) (L)	35,807	952,108
Nomura Research Institute, Ltd.	29,800	1,028,521
NTT Data Corp.	30,462	1,521,405
Obic Company, Ltd.	15,600	830,682
Otsuka Corp.	12,800	607,957
Paychex, Inc.	91,921	5,319,468
PayPal Holdings, Inc. (I)	323,367	13,248,346
Perficient, Inc. (I)	7,232	145,725
PFSweb, Inc. (I)	3,484	31,112
Planet Payment, Inc. (I)	10,518	39,022
Science Applications International Corp.	28,945	2,007,915
ServiceSource International, Inc. (I)	13,572	66,231
Sykes Enterprises, Inc. (I)	7,978	224,421
Syntel, Inc.	6,568	275,265
TeleTech Holdings, Inc.	3,489	101,146
Teradata Corp. (I)	37,312	1,156,672
The Hackett Group, Inc.	4,920	81,278
The Western Union Company	140,914	2,933,829
Total System Services, Inc.	48,381	2,281,164
Travelport Worldwide, Ltd.	23,408	351,822
Unisys Corp. (I)	10,540	102,660

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Virtusa Corp. (I)	5,787	$142,823
Visa, Inc., Class A	543,700	44,963,990
WEX, Inc. (I)	17,437	1,884,765
Worldpay Group PLC (S)	433,646	1,662,699
Xerox Corp.	244,876	2,480,594
		258,882,418
Semiconductors and semiconductor equipment - 2.4%
Acacia Communications, Inc. (I) (L)	1,071	110,613
Advanced Energy Industries, Inc. (I)	8,041	380,500
Advanced Micro Devices, Inc. (I)	430,200	2,972,682
Alpha & Omega Semiconductor, Ltd. (I)	3,854	83,709
Ambarella, Inc. (I) (L)	6,511	479,275
Amkor Technology, Inc. (I)	20,546	199,707
Analog Devices, Inc.	88,192	5,683,974
Applied Materials, Inc.	312,519	9,422,448
Applied Micro Circuits Corp. (I)	15,992	111,144
ASM Pacific Technology, Ltd.	57,768	478,167
ASML Holding NV	88,743	9,725,422
Axcelis Technologies, Inc. (I)	6,336	84,142
Broadcom, Ltd.	114,021	19,670,903
Brooks Automation, Inc.	13,935	189,655
Cabot Microelectronics Corp.	4,732	250,370
Cavium, Inc. (I)	13,174	766,727
CEVA, Inc. (I)	4,069	142,700
Cirrus Logic, Inc. (I)	40,612	2,158,528
Cohu, Inc.	5,838	68,538
Cree, Inc. (I)	45,775	1,177,333
Cypress Semiconductor Corp.	145,476	1,768,988
Diodes, Inc. (I)	7,759	165,577
DSP Group, Inc. (I)	4,994	59,978
Entegris, Inc. (I)	28,825	502,132
Exar Corp. (I)	8,632	80,364
First Solar, Inc. (I) (L)	21,560	851,404
FormFactor, Inc. (I)	14,166	153,701
Infineon Technologies AG	272,719	4,862,991
Inphi Corp. (I)	8,190	356,347
Integrated Device Technology, Inc. (I)	88,338	2,040,608
Intel Corp.	1,363,109	51,457,365
Intersil Corp., Class A	88,880	1,949,138
IXYS Corp.	5,444	65,600
KLA-Tencor Corp.	44,709	3,116,664
Kopin Corp. (I)	14,059	30,649
Lam Research Corp.	45,815	4,339,139
Lattice Semiconductor Corp. (I)	24,670	160,108
Linear Technology Corp.	68,620	4,068,480
MACOM Technology
Solutions Holdings, Inc. (I)	4,751	201,157
MaxLinear, Inc., Class A (I)	11,247	227,977
Microchip Technology, Inc.	61,672	3,832,298
Micron Technology, Inc. (I)	297,555	5,290,528
Microsemi Corp. (I)	74,726	3,136,997
MKS Instruments, Inc.	10,824	538,278
Monolithic Power Systems, Inc.	24,806	1,996,883
Nanometrics, Inc. (I)	4,940	110,360
NeoPhotonics Corp. (I)	6,357	103,873
NVE Corp.	1,092	64,362
NVIDIA Corp.	154,316	10,573,732
NXP Semiconductors NV (I)	70,900	7,232,509
PDF Solutions, Inc. (I)	5,648	102,624
Photronics, Inc. (I)	13,275	136,865
Power Integrations, Inc.	5,566	350,825
Qorvo, Inc. (I)	36,603	2,040,251
QUALCOMM, Inc.	424,833	29,101,061

The accompanying notes are an integral part of the financial statements.

244

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Rambus, Inc. (I)	22,249	$278,113
Rohm Company, Ltd.	21,442	1,130,217
Rudolph Technologies, Inc. (I)	6,105	108,303
Semtech Corp. (I)	13,176	365,370
Sigma Designs, Inc. (I)	7,787	60,661
Silicon Laboratories, Inc. (I)	27,191	1,598,831
Skyworks Solutions, Inc.	54,593	4,156,711
STMicroelectronics NV (L)	153,642	1,255,692
Synaptics, Inc. (I)	23,334	1,366,906
Teradyne, Inc.	91,629	1,977,354
Tessera Technologies, Inc.	10,002	384,477
Texas Instruments, Inc.	288,105	20,219,209
Tokyo Electron, Ltd.	37,860	3,346,216
Ultra Clean Holdings, Inc. (I)	7,561	56,027
Ultratech, Inc. (I)	4,460	102,937
Veeco Instruments, Inc. (I)	8,193	160,829
Xcerra Corp. (I)	11,351	68,787
Xilinx, Inc.	72,822	3,957,147
		235,820,137
Software - 3.4%
8x8, Inc. (I)	17,922	276,536
A10 Networks, Inc. (I)	9,231	98,679
ACI Worldwide, Inc. (I)	76,749	1,487,396
Activision Blizzard, Inc.	196,747	8,715,892
Adobe Systems, Inc. (I)	143,485	15,573,862
American Software, Inc., Class A	5,383	59,751
ANSYS, Inc. (I)	39,571	3,664,670
Aspen Technology, Inc. (I)	16,797	785,932
Autodesk, Inc. (I)	56,390	4,078,689
AVG Technologies NV (I) (L)	8,535	213,460
Barracuda Networks, Inc. (I)	4,582	116,749
Blackbaud, Inc.	9,628	638,722
Bottomline Technologies (de), Inc. (I)	8,260	192,541
BroadSoft, Inc. (I)	5,960	277,438
CA, Inc.	91,459	3,025,464
Cadence Design Systems, Inc. (I)	132,608	3,385,482
Callidus Software, Inc. (I)	11,346	208,199
CDK Global, Inc.	68,110	3,906,790
Check Point Software Technologies, Ltd. (I)	31,100	2,413,671
Citrix Systems, Inc. (I)	44,502	3,792,460
CommVault Systems, Inc. (I)	26,612	1,413,896
Dassault Systemes SA	30,965	2,688,084
Digimarc Corp. (I)	1,813	69,529
Ebix, Inc. (L)	5,137	292,038
Electronic Arts, Inc. (I)	86,525	7,389,235
Ellie Mae, Inc. (I)	5,971	628,746
EnerNOC, Inc. (I) (L)	6,520	35,273
Epiq Systems, Inc.	4,878	80,438
Exa Corp. (I)	3,143	50,445
Fair Isaac Corp.	20,251	2,523,072
Fleetmatics Group PLC (I)	7,984	478,880
Fortinet, Inc. (I)	66,510	2,456,214
Gemalto NV	19,328	1,238,329
Gigamon, Inc. (I)	6,645	364,146
Globant SA (I) (L)	5,165	217,550
Glu Mobile, Inc. (I) (L)	21,423	47,988
Guidance Software, Inc. (I)	5,232	31,183
GungHo Online Entertainment, Inc. (L)	96,733	237,692
HubSpot, Inc. (I)	5,913	340,707
Imperva, Inc. (I)	5,874	315,493
Infoblox, Inc. (I)	11,456	302,095
Interactive Intelligence Group, Inc. (I)	3,683	221,496
Intuit, Inc.	70,792	7,787,828

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Jive Software, Inc. (I)	13,190	$56,189
Konami Holdings Corp.	22,509	869,754
Manhattan Associates, Inc. (I)	32,473	1,871,094
Mentor Graphics Corp.	70,741	1,870,392
Microsoft Corp.	2,243,811	129,243,514
MicroStrategy, Inc., Class A (I)	1,929	322,992
Mitek Systems, Inc. (I) (L)	6,128	50,801
MobileIron, Inc. (I)	10,450	28,738
Mobileye NV (I) (L)	42,300	1,800,711
Model N, Inc. (I)	4,861	54,006
Monotype Imaging Holdings, Inc.	8,321	183,977
Nexon Company, Ltd.	41,453	651,168
Nice, Ltd.	14,475	963,836
Nintendo Company, Ltd.	27,339	7,320,085
Oracle Corp.	866,840	34,049,475
Oracle Corp. Japan	9,406	531,418
Park City Group, Inc. (I)	3,236	38,185
Paycom Software, Inc. (I)	8,954	448,864
Paylocity Holding Corp. (I)	4,412	196,158
Pegasystems, Inc.	7,374	217,459
Progress Software Corp. (I)	10,221	278,011
Proofpoint, Inc. (I)	8,321	622,827
PROS Holdings, Inc. (I)	5,250	118,703
PTC, Inc. (I)	52,245	2,314,976
QAD, Inc., Class A	2,165	48,453
Qualys, Inc. (I)	5,606	214,093
Rapid7, Inc. (I)	4,322	76,283
RealPage, Inc. (I)	11,073	284,576
Red Hat, Inc. (I)	52,045	4,206,797
RingCentral, Inc., Class A (I)	12,022	284,441
Rosetta Stone, Inc. (I)	4,451	37,744
salesforce.com, Inc. (I)	185,543	13,234,782
SAP SE	236,815	21,657,275
Sapiens International Corp. NV	4,980	63,595
Silver Spring Networks, Inc. (I)	7,877	111,696
Symantec Corp.	175,641	4,408,589
Synchronoss Technologies, Inc. (I)	8,457	348,259
Synopsys, Inc. (I)	68,665	4,075,268
Take-Two Interactive Software, Inc. (I)	16,909	762,258
Tangoe, Inc. (I)	6,073	50,102
Telenav, Inc. (I)	7,462	42,757
The Rubicon Project, Inc. (I)	7,493	62,042
The Sage Group PLC	260,074	2,484,913
The Ultimate Software Group, Inc. (I)	13,163	2,690,386
TiVo Corp. (I)	23,786	463,351
Trend Micro, Inc.	27,064	944,132
TubeMogul, Inc. (I) (L)	4,988	46,738
Tyler Technologies, Inc. (I)	15,001	2,568,621
Varonis Systems, Inc. (I)	2,243	67,514
VASCO Data Security International, Inc. (I)	6,250	110,063
Verint Systems, Inc. (I)	12,667	476,659
VirnetX Holding Corp. (I) (L)	11,171	34,183
Workiva, Inc. (I) (L)	4,667	84,613
Zendesk, Inc. (I)	16,561	508,588
Zix Corp. (I)	12,156	49,840
		326,724,684
Technology hardware, storage and peripherals - 2.4%
3D Systems Corp. (I) (L)	70,482	1,265,152
Apple, Inc.	1,551,359	175,381,135
Avid Technology, Inc. (I)	7,009	55,651
Brother Industries, Ltd.	56,836	999,267
Canon, Inc.	257,063	7,463,144
Cray, Inc. (I)	8,227	193,664

The accompanying notes are an integral part of the financial statements.

245

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Diebold, Inc.	47,920	$1,187,937
Eastman Kodak Company (I) (L)	3,597	53,955
Electronics For Imaging, Inc. (I)	9,540	466,697
FUJIFILM Holdings Corp.	105,394	3,904,097
Hewlett Packard Enterprise Company	476,752	10,846,108
HP, Inc.	490,934	7,624,205
Immersion Corp. (I)	6,291	51,335
Konica Minolta, Inc.	108,786	921,233
Lexmark International, Inc., Class A	28,552	1,140,938
NCR Corp. (I)	55,836	1,797,361
NEC Corp.	627,846	1,619,362
NetApp, Inc.	82,863	2,968,153
Nimble Storage, Inc. (I)	13,226	116,786
Pure Storage, Inc., Class A (I) (L)	13,974	189,348
Ricoh Company, Ltd.	161,516	1,461,625
Seagate Technology PLC	85,343	3,289,973
Seiko Epson Corp.	67,400	1,297,814
Silicon Graphics International Corp. (I)	7,945	61,177
Stratasys, Ltd. (I)	10,043	241,936
Super Micro Computer, Inc. (I)	7,938	185,511
USA Technologies, Inc. (I) (L)	8,090	45,344
Western Digital Corp.	80,778	4,723,090
		229,551,998
		1,499,776,308
Materials - 4.6%
Chemicals - 2.6%
A. Schulman, Inc.	5,916	172,274
AgroFresh Solutions, Inc. (I)	5,110	27,032
Air Liquide SA	93,359	10,011,488
Air Products & Chemicals, Inc.	62,601	9,411,434
Air Water, Inc.	35,407	668,612
Akzo Nobel NV	59,663	4,035,596
Albemarle Corp.	32,226	2,755,001
American Vanguard Corp.	5,869	94,256
Arkema SA	16,263	1,505,665
Asahi Kasei Corp.	303,757	2,420,689
Ashland Global Holdings, Inc.	28,115	3,259,934
Balchem Corp.	6,483	502,627
BASF SE	221,321	18,950,667
Cabot Corp.	28,441	1,490,593
Calgon Carbon Corp.	10,315	156,479
CF Industries Holdings, Inc.	66,162	1,611,045
Chase Corp.	1,466	101,330
Chemtura Corp. (I)	12,988	426,136
Chr. Hansen Holding A/S	23,826	1,419,188
Codexis, Inc. (I)	7,817	34,707
Covestro AG (S)	17,099	1,011,885
Croda International PLC	31,630	1,427,279
Daicel Corp.	67,485	852,813
E.I. du Pont de Nemours & Company	250,581	16,781,410
Eastman Chemical Company	42,576	2,881,544
Ecolab, Inc.	75,736	9,218,586
EMS-Chemie Holding AG	1,968	1,057,812
Evonik Industries AG	38,955	1,318,795
Ferro Corp. (I)	17,006	234,853
Flotek Industries, Inc. (I) (L)	10,699	155,563
FMC Corp.	38,787	1,874,964
FutureFuel Corp.	5,328	60,100
GCP Applied Technologies, Inc. (I)	14,497	410,555
Givaudan SA	2,225	4,536,151
Hawkins, Inc.	2,026	87,787
HB Fuller Company	10,151	471,717

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Hitachi Chemical Company, Ltd.	25,170	$578,329
Incitec Pivot, Ltd.	403,477	876,924
Ingevity Corp. (I)	8,699	401,024
Innophos Holdings, Inc.	3,957	154,442
Innospec, Inc.	4,781	290,733
International Flavors & Fragrances, Inc.	22,871	3,269,867
Israel Chemicals, Ltd.	124,240	483,986
Johnson Matthey PLC	46,638	1,989,309
JSR Corp.	46,190	725,991
K+S AG (L)	45,898	871,542
Kaneka Corp.	66,100	523,342
Kansai Paint Company, Ltd.	52,554	1,152,015
KMG Chemicals, Inc.	1,974	55,923
Koninklijke DSM NV	43,709	2,951,903
Koppers Holdings, Inc. (I)	4,167	134,094
Kraton Corp. (I)	6,018	210,871
Kronos Worldwide, Inc. (L)	4,862	40,306
Kuraray Company, Ltd.	85,573	1,269,475
LANXESS AG	22,073	1,373,982
Linde AG	44,757	7,605,137
LSB Industries, Inc. (I) (L)	4,427	37,984
LyondellBasell Industries NV, Class A	97,972	7,902,422
Minerals Technologies, Inc.	22,948	1,622,194
Mitsubishi Chemical Holdings Corp.	326,733	2,048,420
Mitsubishi Gas Chemical Company, Inc.	43,370	620,931
Mitsui Chemicals, Inc.	221,590	1,054,048
Monsanto Company	125,316	12,807,295
NewMarket Corp.	4,195	1,800,997
Nippon Paint Holdings Company, Ltd.	39,200	1,311,742
Nitto Denko Corp.	39,787	2,583,998
Novozymes A/S, B Shares	55,580	2,451,404
OCI NV (I) (L)	23,674	348,906
Olin Corp.	109,038	2,237,460
OMNOVA Solutions, Inc. (I)	8,953	75,563
Orica, Ltd.	89,957	1,053,821
PolyOne Corp.	55,375	1,872,229
PPG Industries, Inc.	76,331	7,889,572
Praxair, Inc.	81,831	9,887,640
Quaker Chemical Corp.	2,606	276,054
Rayonier Advanced Materials, Inc. (L)	8,930	119,394
RPM International, Inc.	60,551	3,252,800
Sensient Technologies Corp.	29,484	2,234,887
Shin-Etsu Chemical Company, Ltd.	93,746	6,540,921
Sika AG	518	2,523,748
Solvay SA	17,853	2,068,665
Stepan Company	3,998	290,495
Sumitomo Chemical Company, Ltd.	378,844	1,683,359
Symrise AG	29,738	2,180,823
Syngenta AG	22,395	9,807,722
Taiyo Nippon Sanso Corp.	32,557	339,694
Teijin, Ltd.	44,649	866,185
TerraVia Holdings, Inc. (I) (L)	18,963	52,148
The Chemours Company	37,558	600,928
The Dow Chemical Company	326,155	16,904,614
The Mosaic Company	100,369	2,455,026
The Scotts Miracle-Gro Company, Class A	20,651	1,719,609
The Sherwin-Williams Company	23,322	6,452,265
The Valspar Corp.	33,046	3,505,189
Toray Industries, Inc.	353,672	3,444,588
Trecora Resources (I)	4,680	53,446
Tredegar Corp.	5,430	100,944
Trinseo SA	5,828	329,632
Tronox, Ltd., Class A	13,434	125,877

The accompanying notes are an integral part of the financial statements.

246

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Umicore SA	22,938	$1,440,253
Yara International ASA	43,090	1,435,888
		254,807,542
Construction materials - 0.3%
Boral, Ltd.	177,979	925,841
CRH PLC	192,325	6,386,341
CRH PLC (London Stock Exchange)	7,591	251,293
Eagle Materials, Inc.	21,737	1,680,270
Fletcher Building, Ltd.	166,590	1,304,640
Headwaters, Inc. (I)	14,909	252,260
HeidelbergCement AG	33,981	3,213,642
Imerys SA	8,646	624,476
James Hardie Industries PLC	107,324	1,680,303
LafargeHolcim, Ltd. (I)	109,684	5,941,043
Martin Marietta Materials, Inc.	18,219	3,263,205
Summit Materials, Inc., Class A (I)	15,449	286,579
Taiheiyo Cement Corp.	288,701	830,726
U.S. Concrete, Inc. (I)	2,909	134,003
Vulcan Materials Company	38,191	4,343,462
		31,118,084
Containers and packaging - 0.4%
AEP Industries, Inc.	840	91,871
Amcor, Ltd.	278,972	3,249,270
AptarGroup, Inc.	28,525	2,208,120
Avery Dennison Corp.	25,594	1,990,957
Ball Corp.	49,965	4,094,632
Bemis Company, Inc.	43,159	2,201,541
Greif, Inc., Class A	17,000	843,030
Greif, Inc., Class B	1,160	70,284
International Paper Company	117,957	5,659,577
Multi Packaging
Solutions International, Ltd. (I)	4,328	62,366
Myers Industries, Inc.	4,777	62,053
Owens-Illinois, Inc. (I)	45,350	833,987
Packaging Corp. of America	42,640	3,464,926
Sealed Air Corp.	56,391	2,583,836
Silgan Holdings, Inc.	18,467	934,246
Sonoco Products Company	45,484	2,402,920
Toyo Seikan Group Holdings, Ltd.	38,829	686,468
UFP Technologies, Inc. (I)	1,567	41,526
WestRock Company	72,457	3,512,715
		34,994,325
Metals and mining - 1.2%
AK Steel Holding Corp. (I) (L)	48,843	235,912
Alcoa, Inc.	377,456	3,827,404
Allegheny Technologies, Inc. (L)	71,900	1,299,233
Alumina, Ltd.	583,704	657,164
Anglo American PLC (I)	337,873	4,213,545
Antofagasta PLC	95,125	644,369
ArcelorMittal (I)	443,035	2,701,784
BHP Billiton PLC	508,910	7,653,269
BHP Billiton, Ltd.	773,840	13,404,825
Boliden AB	65,983	1,550,908
Carpenter Technology Corp.	30,711	1,267,136
Century Aluminum Company (I)	10,832	75,282
Cliffs Natural Resources, Inc. (I) (L)	36,074	211,033
Coeur Mining, Inc. (I)	33,086	391,407
Commercial Metals Company	75,547	1,223,106
Compass Minerals International, Inc. (L)	15,397	1,134,759
Ferroglobe PLC	13,610	122,898
Fortescue Metals Group, Ltd.	374,864	1,434,820

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	359,278	$3,901,759
Fresnillo PLC	53,264	1,249,793
Glencore PLC (I)	2,948,097	8,072,395
Gold Resource Corp. (L)	10,743	79,713
Haynes International, Inc.	2,648	98,267
Hecla Mining Company	77,595	442,292
Hitachi Metals, Ltd.	52,764	649,113
JFE Holdings, Inc.	125,833	1,839,486
Kaiser Aluminum Corp.	3,623	313,353
Kobe Steel, Ltd. (I)	75,893	688,342
Lonmin PLC (I)	312	807
Maruichi Steel Tube, Ltd.	13,361	462,000
Materion Corp.	4,181	128,399
Mitsubishi Materials Corp.	26,669	729,463
Newcrest Mining, Ltd.	184,669	3,117,236
Newmont Mining Corp.	152,233	5,981,235
Nippon Steel & Sumitomo Metal Corp.	194,600	3,993,267
Norsk Hydro ASA	324,223	1,401,865
Nucor Corp.	91,265	4,513,054
Olympic Steel, Inc.	2,109	46,609
Randgold Resources, Ltd.	22,573	2,262,357
Real Industry, Inc. (I)	6,176	37,797
Reliance Steel & Aluminum Company	32,969	2,374,757
Rio Tinto PLC	298,086	9,907,242
Rio Tinto, Ltd.	102,196	4,065,405
Royal Gold, Inc.	29,494	2,283,720
Ryerson Holding Corp. (I)	2,762	31,183
Schnitzer Steel Industries, Inc., Class A	5,481	114,553
South32, Ltd.	1,282,881	2,390,287
Steel Dynamics, Inc.	110,155	2,752,773
Stillwater Mining Company (I)	25,036	334,481
Sumitomo Metal Mining Company, Ltd.	118,772	1,640,448
SunCoke Energy, Inc.	13,605	109,112
thyssenkrupp AG	88,596	2,116,813
TimkenSteel Corp. (I)	8,359	87,352
United States Steel Corp. (L)	76,408	1,441,055
voestalpine AG	27,358	945,791
Worthington Industries, Inc.	29,160	1,400,555
		114,052,983
Paper and forest products - 0.1%
Boise Cascade Company (I)	8,014	203,556
Clearwater Paper Corp. (I)	3,444	222,723
Deltic Timber Corp.	2,202	149,141
Domtar Corp.	28,526	1,059,170
KapStone Paper and Packaging Corp.	17,690	334,695
Louisiana-Pacific Corp. (I)	93,654	1,763,505
Mondi PLC	88,503	1,859,446
Neenah Paper, Inc.	3,342	264,051
Oji Holdings Corp.	195,338	774,229
PH Glatfelter Company	8,948	193,993
Schweitzer-Mauduit International, Inc.	6,163	237,645
Stora Enso OYJ, R Shares	132,782	1,179,534
UPM-Kymmene OYJ	128,628	2,715,923
		10,957,611
		445,930,545
Real estate - 4.1%
Equity real estate investment trusts - 3.4%
Acadia Realty Trust	14,293	517,978
Agree Realty Corp.	4,481	221,541
Alexander’s, Inc.	434	182,106
Alexandria Real Estate Equities, Inc.	35,380	3,848,283

The accompanying notes are an integral part of the financial statements.

247

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
American Assets Trust, Inc.	7,995	$346,823
American Campus Communities, Inc.	59,027	3,002,703
American Tower Corp.	123,747	14,024,248
Apartment Investment & Management
Company, Class A	44,410	2,038,863
Armada Hoffler Properties, Inc.	6,647	89,070
Ascendas Real Estate Investment Trust	548,031	1,014,670
Ashford Hospitality Prime, Inc.	5,512	77,719
Ashford Hospitality Trust, Inc.	17,118	100,825
AvalonBay Communities, Inc.	39,344	6,996,937
BGP Holdings PLC (I)	1,525,695	97,692
Bluerock Residential Growth REIT, Inc.	4,705	61,165
Boston Properties, Inc.	44,071	6,006,437
Camden Property Trust	39,654	3,320,626
CapitaLand Commercial Trust	486,496	568,979
CapitaLand Mall Trust	593,981	946,318
Care Capital Properties, Inc.	38,258	1,090,353
CareTrust REIT, Inc.	12,056	178,188
CatchMark Timber Trust, Inc., Class A	8,799	102,860
CBL & Associates Properties, Inc.	34,543	419,352
Cedar Realty Trust, Inc.	17,809	128,225
Chatham Lodging Trust	7,787	149,900
Chesapeake Lodging Trust	12,283	281,281
City Office REIT, Inc.	5,132	65,330
Colony Starwood Homes	13,265	380,706
Communications Sales & Leasing, Inc. (I)	61,750	1,939,568
Community Healthcare Trust, Inc.	3,075	67,404
CorEnergy Infrastructure Trust, Inc.	2,542	74,557
CoreSite Realty Corp.	6,788	502,584
Corporate Office Properties Trust	43,139	1,222,991
Corrections Corp. of America	53,544	742,655
Cousins Properties, Inc.	42,487	443,564
Crown Castle International Corp.	96,634	9,103,889
DCT Industrial Trust, Inc.	40,854	1,983,462
Dexus Property Group	233,178	1,638,906
DiamondRock Hospitality Company	41,072	373,755
Digital Realty Trust, Inc.	42,126	4,091,277
Douglas Emmett, Inc.	65,063	2,383,258
Duke Realty Corp.	159,111	4,348,504
DuPont Fabros Technology, Inc.	15,040	620,400
Easterly Government Properties, Inc.	6,785	129,458
EastGroup Properties, Inc.	6,376	469,019
Education Realty Trust, Inc.	46,504	2,006,183
EPR Properties	28,987	2,282,436
Equinix, Inc.	20,579	7,413,585
Equity One, Inc.	41,446	1,268,662
Equity Residential	104,908	6,748,732
Essex Property Trust, Inc.	18,764	4,178,743
Extra Space Storage, Inc.	35,927	2,852,963
Farmland Partners, Inc. (L)	3,267	36,590
Federal Realty Investment Trust	20,343	3,131,398
FelCor Lodging Trust, Inc.	28,438	182,856
First Industrial Realty Trust, Inc.	76,801	2,167,324
First Potomac Realty Trust	12,437	113,799
Fonciere Des Regions	8,019	747,240
Four Corners Property Trust, Inc.	12,173	259,650
Franklin Street Properties Corp.	19,955	251,433
Gecina SA	9,918	1,562,973
General Growth Properties, Inc.	167,265	4,616,514
Getty Realty Corp.	5,507	131,783
Gladstone Commercial Corp.	5,366	99,969
Global Net Lease, Inc. (L)	35,206	287,281
Goodman Group	428,425	2,401,186

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Government Properties Income Trust	14,325	$324,032
Gramercy Property Trust	85,729	826,428
Hammerson PLC	190,477	1,449,674
HCP, Inc.	134,006	5,085,528
Healthcare Realty Trust, Inc.	75,391	2,567,817
Hersha Hospitality Trust	8,519	153,512
Highwoods Properties, Inc.	44,799	2,334,924
Hospitality Properties Trust	74,482	2,213,605
Host Hotels & Resorts, Inc.	214,518	3,340,045
Hudson Pacific Properties, Inc.	18,927	622,130
ICADE	8,878	692,733
Independence Realty Trust, Inc.	8,960	80,640
InfraREIT, Inc. (I)	4,498	81,594
Intu Properties PLC	226,852	869,729
Investors Real Estate Trust	25,455	151,457
Iron Mountain, Inc.	68,650	2,576,435
Japan Prime Realty Investment Corp.	200	902,970
Japan Real Estate Investment Corp.	316	1,889,653
Japan Retail Fund Investment Corp.	615	1,516,816
Keppel REIT	21,160	17,310
Kilroy Realty Corp.	41,718	2,893,143
Kimco Realty Corp.	120,468	3,487,549
Kite Realty Group Trust	16,852	467,137
Klepierre	53,033	2,434,369
Lamar Advertising Company, Class A	37,572	2,453,827
Land Securities Group PLC	190,566	2,611,465
LaSalle Hotel Properties	73,238	1,748,191
Lexington Realty Trust	46,870	482,761
Liberty Property Trust	66,311	2,675,649
Life Storage, Inc.	21,123	1,878,680
Link REIT	540,404	3,989,311
LTC Properties, Inc.	7,580	394,084
Mack-Cali Realty Corp.	59,013	1,606,334
Medical Properties Trust, Inc.	158,212	2,336,791
Mid-America Apartment Communities, Inc.	34,196	3,214,082
Mirvac Group	891,810	1,537,475
Monmouth Real Estate Investment Corp.	12,902	184,112
Monogram Residential Trust, Inc.	34,543	367,538
National Health Investors, Inc.	7,477	586,795
National Retail Properties, Inc.	66,710	3,392,204
National Storage Affiliates Trust	7,090	148,465
New Senior Investment Group, Inc.	15,820	182,563
New York REIT, Inc.	34,138	312,363
Nexpoint Residential Trust, Inc.	3,995	78,542
Nippon Building Fund, Inc.	340	2,154,188
Nippon Prologis REIT, Inc.	375	948,467
Nomura Real Estate Master Fund, Inc.	950	1,584,466
NorthStar Realty Europe Corp.	12,548	137,401
Omega Healthcare Investors, Inc.	87,768	3,111,376
One Liberty Properties, Inc.	3,257	78,689
Parkway Properties, Inc.	16,575	281,941
Pebblebrook Hotel Trust	14,623	388,972
Pennsylvania Real Estate Investment Trust	14,053	323,641
Physicians Realty Trust	27,434	590,928
Post Properties, Inc.	24,379	1,612,183
Potlatch Corp.	26,958	1,048,397
Preferred Apartment Communities, Inc.	5,187	70,076
Prologis, Inc.	150,723	8,069,709
PS Business Parks, Inc.	3,935	446,898
Public Storage	43,260	9,653,036
QTS Realty Trust, Inc., Class A	9,391	496,314
RAIT Financial Trust	21,653	73,187
Ramco-Gershenson Properties Trust	16,293	305,331

The accompanying notes are an integral part of the financial statements.

248

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Rayonier, Inc.	55,849	$1,482,232
Realty Income Corp.	73,904	4,946,395
Regency Centers Corp.	47,411	3,673,878
Retail Opportunity Investments Corp.	21,847	479,760
Rexford Industrial Realty, Inc.	13,427	307,344
RLJ Lodging Trust	24,872	523,058
Ryman Hospitality Properties	8,821	424,819
Sabra Health Care REIT, Inc.	13,369	336,631
Saul Centers, Inc.	2,061	137,263
Scentre Group	1,282,541	4,630,208
Segro PLC	199,733	1,173,446
Select Income REIT	12,907	347,198
Senior Housing Properties Trust	107,291	2,436,579
Seritage Growth Properties (L)	5,115	259,228
Silver Bay Realty Trust Corp.	6,961	122,026
Simon Property Group, Inc.	90,626	18,760,488
SL Green Realty Corp.	28,759	3,108,848
STAG Industrial, Inc.	14,062	344,660
Stockland	576,289	2,110,613
Summit Hotel Properties, Inc.	17,681	232,682
Sunstone Hotel Investors, Inc.	44,219	565,561
Suntec Real Estate Investment Trust	578,200	729,101
Tanger Factory Outlet Centers, Inc.	43,318	1,687,669
Taubman Centers, Inc.	27,504	2,046,573
Terreno Realty Corp.	8,676	238,677
The British Land Company PLC	235,668	1,930,338
The GEO Group, Inc.	14,923	354,869
The GPT Group	433,138	1,686,662
The Macerich Company	36,233	2,930,163
Tier REIT, Inc.	9,980	154,091
UDR, Inc.	76,666	2,759,209
UMH Properties, Inc.	6,367	75,895
Unibail-Rodamco SE	715	192,787
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	23,160	6,244,693
United Urban Investment Corp.	709	1,289,623
Universal Health Realty Income Trust	2,584	162,844
Urban Edge Properties	59,375	1,670,813
Urstadt Biddle Properties, Inc., Class A	5,427	120,588
Ventas, Inc.	101,699	7,183,000
Vicinity Centres	810,651	1,976,986
Vornado Realty Trust	50,910	5,152,601
Washington Prime Group, Inc.	122,428	1,515,659
Washington Real Estate Investment Trust	14,886	463,252
Weingarten Realty Investors	53,338	2,079,115
Welltower, Inc.	102,384	7,655,252
Westfield Corp. (I)	475,561	3,558,429
Weyerhaeuser Company	214,289	6,844,391
Whitestone REIT	5,948	82,558
Xenia Hotels & Resorts, Inc.	21,207	321,922
		325,182,068
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	27,231	430,110
Alexander & Baldwin, Inc.	30,580	1,174,884
Altisource Asset Management Corp. (I)	164	3,034
Altisource Portfolio Solutions SA (I)	2,379	77,080
AV Homes, Inc. (I)	2,937	48,872
Azrieli Group	9,926	434,883
CapitaLand, Ltd.	618,284	1,459,625
CBRE Group, Inc., Class A (I)	83,420	2,334,092
Cheung Kong Property Holdings, Ltd.	648,562	4,770,728
City Developments, Ltd.	98,713	660,233
Consolidated-Tomoka Land Company	972	49,757

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Daito Trust Construction Company, Ltd.	16,860	$2,696,581
Daiwa House Industry Company, Ltd.	136,506	3,746,363
Deutsche Wohnen AG	81,355	2,960,350
Forestar Group, Inc. (I)	7,309	85,588
FRP Holdings, Inc. (I)	1,464	45,486
Global Logistic Properties, Ltd.	642,586	886,352
Hang Lung Properties, Ltd.	542,313	1,230,149
Henderson Land Development Company, Ltd.	263,197	1,570,434
HFF, Inc., Class A	7,439	205,986
Hongkong Land Holdings, Ltd.	283,500	2,019,875
Hulic Company, Ltd.	73,169	747,589
Hysan Development Company, Ltd.	149,279	702,366
Jones Lang LaSalle, Inc.	20,564	2,339,978
Kennedy-Wilson Holdings, Inc.	16,927	381,704
Kerry Properties, Ltd.	155,555	511,040
LendLease Group	133,310	1,444,610
Marcus & Millichap, Inc. (I)	3,180	83,157
Mitsubishi Estate Company, Ltd.	301,124	5,651,061
Mitsui Fudosan Company, Ltd.	214,826	4,570,296
New World Development Company, Ltd.	1,357,569	1,780,170
Nomura Real Estate Holdings, Inc.	30,563	516,617
NTT Urban Development Corp.	28,000	270,511
RE/MAX Holdings, Inc., Class A	3,570	156,295
Sino Land Company, Ltd.	743,722	1,325,557
Stratus Properties, Inc. (I)	1,583	38,625
Sumitomo Realty &
Development Company, Ltd.	86,483	2,241,708
Sun Hung Kai Properties, Ltd.	348,977	5,305,412
Swire Pacific, Ltd., Class A	130,877	1,417,429
Swire Properties, Ltd.	282,091	829,677
Swiss Prime Site AG (I)	16,916	1,485,553
Tejon Ranch Company (I)	3,029	73,665
The RMR Group, Inc., Class A	1,523	57,783
The St. Joe Company (I)	10,480	192,622
The Wharf Holdings, Ltd.	328,963	2,413,461
Tokyo Tatemono Company, Ltd.	50,600	608,676
Tokyu Fudosan Holdings Corp.	121,681	661,716
UOL Group, Ltd.	118,545	489,995
Vonovia SE	112,301	4,257,234
Wheelock & Company, Ltd.	195,456	1,160,963
		68,605,932
		393,788,000
Telecommunication services - 3.0%
Diversified telecommunication services - 2.4%
AT&T, Inc.	1,771,612	71,945,163
ATN International, Inc.	2,137	138,990
Bezeq The
Israeli Telecommunication Corp., Ltd.	501,159	945,578
BT Group PLC	2,033,321	10,230,284
CenturyLink, Inc.	156,476	4,292,137
Cincinnati Bell, Inc. (I)	43,250	176,460
Cogent Communications Holdings, Inc.	8,319	306,222
Consolidated Communications Holdings, Inc.	9,942	250,936
Deutsche Telekom AG	777,084	13,055,397
Elisa OYJ	34,320	1,264,804
FairPoint Communications, Inc. (I)	4,447	66,838
Frontier Communications Corp. (L)	341,284	1,419,741
General Communication, Inc., Class A (I)	6,112	84,040
Globalstar, Inc. (I) (L)	77,993	94,372
Hawaiian Telcom Holdco, Inc. (I)	1,509	33,787
HKT Trust and HKT, Ltd.	639,421	899,164
IDT Corp., Class B	3,779	65,150

The accompanying notes are an integral part of the financial statements.

249

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Iliad SA	6,373	$1,337,925
Inmarsat PLC	108,129	985,733
Inteliquent, Inc.	6,818	110,043
Iridium Communications, Inc. (I) (L)	17,180	139,330
Koninklijke KPN NV	823,233	2,731,271
Level 3 Communications, Inc. (I)	83,117	3,854,966
Lumos Networks Corp. (I)	4,399	61,586
Nippon Telegraph & Telephone Corp.	166,700	7,624,183
Orange SA	478,736	7,500,613
ORBCOMM, Inc. (I)	13,271	136,028
PCCW, Ltd.	1,010,317	622,269
pdvWireless, Inc. (I) (L)	2,148	49,189
Proximus SADP	36,689	1,097,587
SFR Group SA	26,017	766,343
Singapore Telecommunications, Ltd.	1,437,549	4,204,674
Singapore Telecommunications, Ltd.	484,605	1,416,695
Spark New Zealand, Ltd.	440,628	1,159,250
Straight Path
Communications, Inc., Class B (I) (L)	2,066	52,910
Swisscom AG	6,244	2,970,079
TDC A/S (I)	195,090	1,148,958
Telecom Italia SpA (I)	2,441,364	2,028,529
Telecom Italia SpA (I)	1,449,934	984,277
Telefonica Deutschland Holding AG	176,979	713,565
Telefonica SA	1,078,954	10,911,504
Telenor ASA	180,945	3,111,511
Telia Company AB	626,674	2,806,924
Telstra Corp., Ltd.	1,031,068	4,110,985
TPG Telecom, Ltd.	80,236	532,431
Verizon Communications, Inc.	1,173,930	61,020,881
Vocus Communications, Ltd.	121,896	584,592
Vonage Holdings Corp. (I)	39,210	259,178
Windstream Holdings, Inc. (L)	19,494	195,915
		230,498,987
Wireless telecommunication services - 0.6%
Boingo Wireless, Inc. (I)	7,736	79,526
KDDI Corp.	442,000	13,694,044
Leap Wireless International, Inc. (I)	16,665	52,495
Millicom International Cellular SA	15,784	817,791
NII Holdings, Inc. (I)	11,769	39,191
NTT DOCOMO, Inc.	333,876	8,481,452
Shenandoah Telecommunications Company	9,472	257,733
SoftBank Group Corp.	231,387	14,995,860
Spok Holdings, Inc.	4,474	79,727
StarHub, Ltd.	144,611	365,149
Tele2 AB, B Shares	77,036	664,980
Telephone & Data Systems, Inc.	42,183	1,146,534
Vodafone Group PLC	6,400,023	18,354,769
		59,029,251
		289,528,238
Utilities - 3.5%
Electric utilities - 1.9%
ALLETE, Inc.	10,088	601,447
Alliant Energy Corp.	65,208	2,498,118
American Electric Power Company, Inc.	140,936	9,049,501
AusNet Services	434,384	547,507
Cheung Kong Infrastructure Holdings, Ltd.	159,843	1,378,634
Chubu Electric Power Company, Inc.	155,229	2,258,656
CLP Holdings, Ltd.	395,334	4,094,496
Contact Energy, Ltd.	168,831	619,666
Duke Energy Corp.	200,275	16,030,011

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Edison International	93,471	$6,753,280
EDP - Energias de Portugal SA	557,885	1,872,265
El Paso Electric Company	8,272	386,881
Electricite de France SA (L)	59,870	728,750
Endesa SA	76,542	1,641,038
Enel SpA	1,836,806	8,186,128
Entergy Corp.	51,276	3,934,407
Eversource Energy	90,987	4,929,676
Exelon Corp.	264,439	8,803,174
FirstEnergy Corp.	121,787	4,028,714
Fortum OYJ	107,030	1,729,596
Great Plains Energy, Inc.	94,090	2,567,716
Hawaiian Electric Industries, Inc.	49,175	1,467,874
HK Electric Investments & HK
Electric Investments, Ltd. (S)	628,500	616,190
Hokuriku Electric Power Company	41,392	504,404
Iberdrola SA	1,306,363	8,882,485
IDACORP, Inc.	33,173	2,596,782
Kyushu Electric Power Company, Inc.	102,818	965,074
Mercury NZ, Ltd.	172,335	382,177
MGE Energy, Inc.	7,264	410,489
NextEra Energy, Inc.	134,790	16,487,513
OGE Energy Corp.	90,367	2,857,405
Otter Tail Corp.	7,761	268,453
PG&E Corp.	145,722	8,913,815
Pinnacle West Capital Corp.	31,843	2,419,750
PNM Resources, Inc.	52,507	1,718,029
Portland General Electric Company	18,094	770,623
Power Assets Holdings, Ltd.	334,236	3,270,723
PPL Corp.	194,241	6,714,911
Red Electrica Corp. SA	104,284	2,249,815
Shikoku Electric Power Company, Inc.	40,725	402,731
Spark Energy, Inc., Class A (L)	1,153	33,587
SSE PLC	242,734	4,928,883
Terna Rete Elettrica Nazionale SpA	362,849	1,870,321
The Chugoku Electric Power Company, Inc.	67,036	842,932
The Empire District Electric Company	9,075	309,821
The Kansai Electric Power Company, Ltd. (I)	169,624	1,543,135
The Southern Company	282,496	14,492,045
Tohoku Electric Power Company, Inc.	109,065	1,422,312
Tokyo Electric Power Company, Inc. (I)	348,540	1,509,842
Westar Energy, Inc.	64,211	3,643,974
Xcel Energy, Inc.	145,718	5,994,839
		181,130,595
Gas utilities - 0.4%
APA Group	268,182	1,757,010
Atmos Energy Corp.	47,129	3,509,697
Chesapeake Utilities Corp.	2,966	181,104
Delta Natural Gas Company, Inc.	2,064	49,226
Enagas SA	54,639	1,643,664
Gas Natural SDG SA	84,401	1,735,120
Hong Kong & China Gas Company, Ltd.	1,837,885	3,489,770
National Fuel Gas Company	38,716	2,093,374
New Jersey Resources Corp.	56,587	1,859,449
Northwest Natural Gas Company	5,523	331,988
ONE Gas, Inc.	34,208	2,115,423
Osaka Gas Company, Ltd.	451,377	1,893,174
Snam SpA	590,118	3,272,123
South Jersey Industries, Inc.	16,259	480,453
Southwest Gas Corp.	31,030	2,167,756
Spire, Inc.	8,999	573,596
Toho Gas Company, Ltd.	90,924	851,429
Tokyo Gas Company, Ltd.	490,484	2,182,172

The accompanying notes are an integral part of the financial statements.

250

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
UGI Corp.	78,707	$3,560,705
WGL Holdings, Inc.	33,491	2,099,886
		35,847,119
Independent power and renewable electricity producers - 0.1%
AES Corp.	189,221	2,431,490
Atlantic Power Corp.	27,039	66,786
Atlantica Yield PLC (L)	12,194	231,808
Dynegy, Inc. (I)	24,080	298,351
Electric Power Development Company, Ltd.	35,248	847,161
Meridian Energy, Ltd.	307,579	583,089
NRG Energy, Inc.	90,584	1,015,447
NRG Yield, Inc., Class A	7,829	127,769
NRG Yield, Inc., Class C	12,688	215,188
Ormat Technologies, Inc.	8,029	388,684
Pattern Energy Group, Inc.	12,069	271,432
Talen Energy Corp. (I)	56,315	779,963
TerraForm Global, Inc., Class A (I)	19,615	80,618
TerraForm Power, Inc., Class A (I) (L)	18,002	250,408
Uniper SE (I)	50,026	612,825
		8,201,019
Multi-utilities - 1.0%
AGL Energy, Ltd.	162,485	2,378,830
Ameren Corp.	69,617	3,423,764
Avista Corp.	12,782	534,160
Black Hills Corp.	34,301	2,099,907
CenterPoint Energy, Inc.	123,645	2,872,273
Centrica PLC	1,307,074	3,864,703
CMS Energy Corp.	80,127	3,366,135
Consolidated Edison, Inc.	87,249	6,569,850
Dominion Resources, Inc.	180,606	13,413,608
DTE Energy Company	51,483	4,822,413
DUET Group	591,520	1,138,856
E.ON SE	482,186	3,427,132
Engie SA	352,055	5,458,506
MDU Resources Group, Inc.	88,156	2,242,689
National Grid PLC	902,581	12,746,982
NiSource, Inc.	91,378	2,203,124
NorthWestern Corp.	31,392	1,805,982
Public Service Enterprise Group, Inc.	145,151	6,077,472
RWE AG (I)	117,917	2,036,369
SCANA Corp.	41,028	2,969,196
Sempra Energy	71,970	7,714,464
Suez	78,679	1,300,187
Unitil Corp.	2,990	116,789
Vectren Corp.	37,743	1,894,699
Veolia Environnement SA	108,587	2,502,016
WEC Energy Group, Inc.	90,543	5,421,715
		102,401,821
Water utilities - 0.1%
American States Water Company	7,505	300,575
American Water Works Company, Inc.	51,030	3,819,085
Aqua America, Inc.	80,116	2,441,936
Artesian Resources Corp., Class A	2,041	58,250
California Water Service Group	9,851	316,119
Connecticut Water Service, Inc.	2,324	115,573
Consolidated Water Company, Ltd. (L)	3,666	42,599
Middlesex Water Company	3,347	117,948
Severn Trent PLC	56,669	1,838,788
SJW Corp.	3,376	147,464
United Utilities Group PLC	164,176	2,132,440

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
York Water Company	3,006	$89,158
		11,419,935
		339,000,489
TOTAL COMMON STOCKS (Cost $7,164,897,816)		$9,407,934,743

PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	13,136	969,493
Porsche Automobil Holding SE	36,908	1,887,949
Schaeffler AG	39,521	625,864
Volkswagen AG	44,711	5,889,881
		9,373,187
Consumer staples - 0.1%
Henkel AG & Company KGaA	42,927	5,842,403
Materials - 0.0%
FUCHS PETROLUB SE	16,522	754,334
TOTAL PREFERRED SECURITIES (Cost $16,473,698)		$15,969,924

RIGHTS - 0.0%
Air Liquide SA (Expiration
Date: 09/28/2016) (I) (N)	77,331	211,202
Community Health Systems, Inc. (I) (N)	174,338	1,569
TOTAL RIGHTS (Cost $11,332)		$212,771

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock
Collateral Trust, 0.6548% (W) (Y)	8,708,006	87,137,535
TOTAL SECURITIES LENDING
COLLATERAL (Cost $87,124,760)		$87,137,535

SHORT-TERM INVESTMENTS - 2.2%
Repurchase agreement - 2.2%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $211,490,529 on 10/03/2016,
collateralized by $87,555,000 U.S. Treasury
Inflation Indexed Notes, 0.125% due
07/15/2026 (valued at $89,087,213,
including interest) and $123,710,000
U.S. Treasury Notes, 1.500% due
05/31/2020 (valued at $126,648,113,
including interest)	$211,490,000	$211,490,000
TOTAL SHORT-TERM INVESTMENTS (Cost $211,490,000)		$211,490,000
Total Investments (Strategic Equity Allocation Trust) (Cost $7,479,997,606) - 100.6%		$9,722,744,973
Other assets and liabilities, net - (0.6%)		(56,794,875)
TOTAL NET ASSETS - 100.0%		$9,665,950,098

The accompanying notes are an integral part of the financial statements.

251

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 19.4%
Australia - 2.9%
New South Wales Treasury Corp.
6.000%, 05/01/2020 to 03/01/2022	AUD	6,260,000	$5,568,655
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		4,160,000	3,367,242
5.500%, 06/21/2021		3,755,000	3,328,621
6.000%, 07/21/2022		3,130,000	2,907,308
6.250%, 02/21/2020		1,125,000	985,591
7.125%, 09/18/2017 (S)	NZD	1,634,000	1,242,309
			17,399,726
Canada - 2.0%
Canada Housing Trust No. 1
1.700%, 12/15/2017 (S)	CAD	2,390,000	1,845,471
Export Development Canada
2.400%, 06/07/2021	AUD	430,000	331,023
3.250%, 08/08/2017		740,000	572,406
Government of Canada
1.250%, 03/01/2018	CAD	4,220,000	3,249,749
1.500%, 02/01/2017		5,605,000	4,285,810
Province of British Columbia
6.600%, 01/09/2020 (S)	INR	60,405,000	905,558
Province of Ontario
6.250%, 09/29/2020	AUD	725,000	634,523
			11,824,540
Finland - 0.2%
Nordic Investment Bank
1.375%, 07/15/2020	NOK	9,740,000	1,230,973
Indonesia - 1.3%
Republic of Indonesia
3.750%, 06/14/2023 (S)	EUR	850,000	1,000,727
7.000%, 05/15/2022 to 05/15/2027	IDR	21,168,000,000	1,628,851
8.250%, 07/15/2021		20,956,000,000	1,689,269
8.375%, 03/15/2024 to 09/15/2026		32,635,000,000	2,711,899
8.750%, 05/15/2031		10,265,000,000	884,273
			7,915,019
Mexico - 2.2%
Government of Mexico
4.600%, 01/23/2046		$1,908,000	1,941,390
4.750%, 06/14/2018	MXN	16,320,000	834,118
6.500%, 06/10/2021		48,740,000	2,589,754
7.750%, 05/29/2031		23,298,500	1,359,192
8.000%, 12/07/2023		23,850,000	1,382,831
8.500%, 12/13/2018		23,169,500	1,267,507
10.000%, 12/05/2024		61,032,000	3,976,388
			13,351,180
New Zealand - 3.4%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	4,865,000	3,672,958
5.000%, 03/15/2019		4,485,000	3,506,404
6.000%, 12/15/2017 to 05/15/2021		12,258,000	10,033,388
New Zealand Local Government
Funding Agency
5.000%, 03/15/2019		2,690,000	2,078,527
6.000%, 12/15/2017		1,285,000	976,031
			20,267,308
Norway - 1.3%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	24,935,000	3,521,875

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Norway (continued)
Government of Norway (continued)
4.500%, 05/22/2019 (S)	NOK	31,072,000	$4,267,128
			7,789,003
Philippines - 2.2%
Republic of Philippines
4.625%, 09/09/2040	PHP	23,177,000	504,857
4.950%, 01/15/2021		33,000,000	710,224
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,709,489
6.250%, 01/14/2036		43,000,000	1,025,410
6.500%, 04/28/2021		106,400,000	2,525,183
7.375%, 03/03/2021		59,600,000	1,444,156
8.000%, 07/19/2031		120,240,000	3,609,997
			13,529,316
Singapore - 2.1%
Republic of Singapore
2.375%, 04/01/2017	SGD	3,890,000	2,873,879
2.500%, 06/01/2019		6,430,000	4,895,108
3.250%, 09/01/2020		6,550,000	5,177,247
			12,946,234
South Korea - 0.0%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	73,516
3.287%, 03/10/2018		83,030,000	73,992
3.296%, 03/10/2017		83,030,000	74,976
3.297%, 09/10/2017		83,030,000	74,488
			296,972
Sweden - 1.8%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	39,490,000	5,175,921
3.500%, 06/01/2022		9,820,000	1,398,268
5.000%, 12/01/2020		19,835,000	2,853,037
Kommuninvest I Sverige AB
2.500%, 12/01/2020		10,640,000	1,359,031
			10,786,257
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $118,178,201)			$117,336,528

CORPORATE BONDS - 50.6%
Consumer discretionary - 8.9%
21st Century Fox America, Inc.
6.200%, 12/15/2034		$940,000	1,191,063
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,195,000	1,262,219
CBS Corp.
3.500%, 01/15/2025		2,300,000	2,366,592
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,795,625
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		1,220,000	1,218,475
Expedia, Inc.
5.000%, 02/15/2026 (S)		795,000	837,215
General Motors Financial Company, Inc.
4.375%, 09/25/2021		1,260,000	1,345,843
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell
of America LLC
5.000%, 06/01/2024 (S)		1,110,000	1,159,950
5.250%, 06/01/2026 (S)		1,881,000	1,989,158

The accompanying notes are an integral part of the financial statements.

252

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
L Brands, Inc.
5.625%, 10/15/2023	$1,655,000	$1,847,394
6.875%, 11/01/2035	645,000	703,050
7.000%, 05/01/2020	1,119,000	1,289,648
Lamar Media Corp.
5.000%, 05/01/2023	1,325,000	1,397,875
5.875%, 02/01/2022	430,000	447,738
LIN Television Corp.
5.875%, 11/15/2022	795,000	832,763
Lowe’s Companies, Inc.
2.500%, 04/15/2026	265,000	265,738
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (S)	405,000	437,400
Nemak SAB de CV
5.500%, 02/28/2023 (S)	200,000	203,800
New Red Finance, Inc.
4.625%, 01/15/2022 (S)	2,060,000	2,142,400
6.000%, 04/01/2022 (S)	530,000	555,175
Nexstar Escrow Corp.
5.625%, 08/01/2024 (S)	1,950,000	1,964,625
Northwestern University
3.688%, 12/01/2038	1,095,000	1,196,435
Omnicom Group, Inc.
3.600%, 04/15/2026	1,413,000	1,494,294
Outfront Media Capital LLC
5.250%, 02/15/2022	540,000	561,600
President and Fellows of Harvard College
6.000%, 01/15/2019 (S)	1,865,000	2,059,741
Princeton University
1.845%, 07/01/2021	615,000	622,052
2.612%, 07/01/2026	705,000	718,704
5.700%, 03/01/2039	1,115,000	1,611,328
PVH Corp.
4.500%, 12/15/2022	1,665,000	1,735,763
QVC, Inc.
4.450%, 02/15/2025	1,695,000	1,678,655
5.950%, 03/15/2043	1,205,000	1,143,846
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	1,405,000	1,479,844
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)	1,130,000	1,130,000
5.250%, 08/15/2022 (S)	920,000	972,900
5.375%, 07/15/2026 (S)	1,005,000	1,032,638
5.875%, 10/01/2020 (S)	1,335,000	1,374,222
The George Washington University
4.868%, 09/15/2045	1,733,000	2,063,909
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	320,000	382,400
The Home Depot, Inc.
3.000%, 04/01/2026	785,000	830,991
Time Warner, Inc.
3.875%, 01/15/2026	1,672,000	1,812,063
Time, Inc.
5.750%, 04/15/2022 (S)	1,230,000	1,208,475
Viacom, Inc.
5.850%, 09/01/2043	1,670,000	1,887,788
WMG Acquisition Corp.
5.000%, 08/01/2023 (S)	270,000	274,050
6.750%, 04/15/2022 (S)	1,375,000	1,457,500
		53,982,944

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples - 5.3%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026		$2,685,000	$2,875,321
B&G Foods, Inc.
4.625%, 06/01/2021		1,935,000	1,993,050
Constellation Brands, Inc.
3.750%, 05/01/2021		860,000	906,225
4.250%, 05/01/2023		1,895,000	2,006,331
4.750%, 12/01/2025		585,000	633,321
Cott Beverages, Inc.
5.375%, 07/01/2022		1,600,000	1,648,000
CVS Health Corp.
3.875%, 07/20/2025		2,325,000	2,532,476
Darling Ingredients, Inc.
5.375%, 01/15/2022		840,000	876,750
Gruma SAB de CV
4.875%, 12/01/2024 (S)		200,000	214,000
Kimberly-Clark Corp.
2.750%, 02/15/2026		1,560,000	1,621,662
Kraft Heinz Foods Company
2.000%, 07/02/2018		840,000	848,298
3.950%, 07/15/2025		2,610,000	2,825,458
4.875%, 02/15/2025 (S)		1,663,000	1,834,375
Office Depot de Mexico SA de CV
6.875%, 09/20/2020 (S)		200,000	209,600
Philip Morris International, Inc.
3.375%, 08/11/2025		1,330,000	1,436,102
5.650%, 05/16/2018		1,170,000	1,251,189
Post Holdings, Inc.
5.000%, 08/15/2026 (S)		2,090,000	2,079,550
6.000%, 12/15/2022 (S)		1,175,000	1,241,094
6.750%, 12/01/2021 (S)		1,390,000	1,494,264
Revlon Consumer Products Corp.
6.250%, 08/01/2024 (S)		260,000	268,450
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,365,000	1,474,200
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024		1,615,000	1,736,235
			32,005,951
Energy - 1.8%
Antero Midstream Partners LP
5.375%, 09/15/2024 (S)		2,070,000	2,095,875
Emera US Finance LP
3.550%, 06/15/2026 (S)		2,415,000	2,504,464
Exxon Mobil Corp.
2.709%, 03/06/2025		2,120,000	2,179,659
Pertamina Persero PT
4.300%, 05/20/2023 (S)		1,232,000	1,292,178
Petroleos Mexicanos
4.625%, 09/21/2023 (S)		1,710,000	1,718,379
7.650%, 11/24/2021 (S)	MXN	15,351,000	770,331
			10,560,886
Financials - 13.8%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2068		$3,195,000	4,275,709
Asian Development Bank
3.250%, 07/20/2017	NZD	2,630,000	1,927,954
4.625%, 03/06/2019		1,595,000	1,220,955
5.000%, 03/09/2022	AUD	1,825,000	1,594,777
6.450%, 08/08/2021	INR	92,050,000	1,400,740
6.950%, 01/16/2020		26,220,000	403,714

The accompanying notes are an integral part of the financial statements.

253

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Avenue Financial Holdings, Inc. (6.750%
to 01/01/2020, then 3 month
LIBOR + 4.950%)
12/29/2024 (S)		$250,000	$260,625
Banco Nacional de Comercio Exterior
SNC
4.375%, 10/14/2025 (S)		1,205,000	1,247,175
Banco Nacional de Comercio Exterior
SNC (3.800% to 08/11/2021, then
5 Year CMT + 3.000%)
08/11/2026 (S)		255,000	247,592
Bank of America Corp.
1.412%, 09/15/2026 (P)		2,515,000	2,248,176
Bank of the Ozarks, Inc. (5.500% to
07/01/2021, then 3 month
LIBOR + 4.425%)
07/01/2026		640,000	665,600
BankUnited, Inc.
4.875%, 11/17/2025		1,675,000	1,732,679
BNC Bancorp (5.500% to 10/01/2019,
then 3 month LIBOR + 3.590%)
10/01/2024		500,000	503,069
Cadence Financial Corp. (6.500% to
03/11/2020, then 3 month
LIBOR + 4.663%)
03/11/2025 (S)		500,000	425,000
Capital One Financial Corp.
3.750%, 07/28/2026		1,270,000	1,276,801
Chubb INA Holdings, Inc.
3.350%, 05/03/2026		850,000	910,712
CIT Group, Inc.
5.500%, 02/15/2019 (S)		1,615,000	1,707,863
Citigroup, Inc.
3.595%, 05/04/2021 (P)	AUD	1,487,000	1,143,432
6.250%, 06/29/2017	NZD	1,495,000	1,112,501
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$745,000	771,075
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,662,668
CoBiz Financial, Inc. (5.625% to
06/25/2025, then 3 month
LIBOR + 3.170%)
06/25/2030		280,000	296,450
Eagle Bancorp, Inc.
5.750%, 09/01/2024		500,000	515,000
Eagle Bancorp, Inc. (5.000% to
08/01/2021, then 3 month
LIBOR + 3.850%)
08/01/2026		415,000	423,300
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		1,820,000	1,751,750
First Midwest Bancorp, Inc.
5.875%, 09/29/2026		405,000	417,834
Flagstar Bancorp, Inc.
6.125%, 07/15/2021 (S)		665,000	677,422
Heartland Financial USA, Inc.
5.750%, 12/30/2024		505,000	512,575
Independent Bank Group, Inc.
5.875%, 08/01/2024		945,000	947,363

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	$1,201,702
6.500%, 08/20/2019		2,705,000	2,332,825
International Bank for Reconstruction
& Development
1.375%, 06/23/2019	SEK	8,600,000	1,043,443
2.125%, 05/29/2017	NOK	1,560,000	196,501
2.800%, 01/13/2021	AUD	2,215,000	1,738,703
3.375%, 08/13/2017	NZD	620,000	455,330
3.500%, 01/22/2021		2,460,000	1,855,724
3.625%, 06/22/2020	NOK	7,100,000	964,713
3.750%, 01/23/2019	AUD	1,000,000	797,456
4.625%, 02/26/2019 to 10/06/2021	NZD	3,825,000	2,997,765
International Finance Corp.
3.250%, 07/22/2019	AUD	2,325,000	1,842,349
3.625%, 05/20/2020	NZD	2,615,000	1,973,240
3.875%, 02/26/2018		620,000	460,673
6.450%, 10/30/2018	INR	179,035,000	2,697,897
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	3,255,000	2,419,838
KFW
3.750%, 05/29/2020		1,100,000	831,866
6.000%, 08/20/2020	AUD	2,925,000	2,557,503
Lakeland Bancorp, Inc. (5.125% to
09/30/2021, then 3 month
LIBOR + 3.970%)
09/30/2026		$405,000	405,000
Landwirtschaftliche Rentenbank
6.500%, 04/12/2017	AUD	1,880,000	1,472,590
LegacyTexas Financial Group, Inc.
(5.500% to 12/01/2020, then 3 month
LIBOR + 3.890%)
12/01/2025		$340,000	342,550
MetLife, Inc.
6.400%, 12/15/2066		895,000	990,653
MGIC Investment Corp.
5.750%, 08/15/2023		830,000	863,200
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	1,805,000	1,401,119
National Rural Utilities Cooperative
Finance Corp. (5.250% to 04/20/2026,
then 3 month LIBOR + 3.630%)
04/20/2046		$755,000	815,023
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 Year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)		1,175,000	1,226,994
Pacific Continental Corp. (5.875% to
06/30/2021, then 3 month
LIBOR + 4.715%)
06/30/2026		125,000	125,625
Pinnacle Bank (4.875% to 07/30/2020,
then 3 month LIBOR + 3.128%)
07/30/2025		365,000	368,650
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	711,596
Radian Group, Inc.
5.250%, 06/15/2020		945,000	999,338
Regions Financial Corp.
7.375%, 12/10/2037		385,000	493,252

The accompanying notes are an integral part of the financial statements.

254

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Renasant Corp. (5.000% to 09/01/2021,
then 3 month LIBOR + 3.840%)
09/01/2026		$330,000	$338,250
Stifel Financial Corp.
4.250%, 07/18/2024		2,505,000	2,535,168
Synovus Financial Corp.
5.125%, 06/15/2017		1,360,000	1,380,400
7.875%, 02/15/2019		725,000	802,938
Synovus Financial Corp. (5.750% to
12/15/2020, then 3 month
LIBOR + 4.182%)
12/15/2025		2,315,000	2,453,900
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	968,384
The Hongkong Land Treasury Services
Singapore Pte, Ltd.
3.860%, 12/29/2017		250,000	188,134
Valley National Bancorp
4.550%, 06/30/2025		$660,000	671,912
Wells Fargo & Company
3.200%, 07/27/2021 (P)	AUD	935,000	721,104
Western Alliance Bank (5.000% to
07/15/2020, then 3 month
LIBOR + 3.200%)
07/15/2025		$920,000	924,600
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	544,088
7.250%, 02/11/2020	AUD	700,000	616,656
WSFS Financial Corp. (4.500% to
06/15/2021, then 3 month
LIBOR + 3.300%)
06/15/2026		$1,040,000	1,045,200
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)		1,050,000	1,017,188
			83,071,551
Health care - 6.8%
Abbott Laboratories
2.950%, 03/15/2025		1,280,000	1,312,064
AbbVie, Inc.
3.600%, 05/14/2025		1,345,000	1,406,667
Actavis Funding SCS
3.800%, 03/15/2025		1,270,000	1,344,846
Amgen, Inc.
2.600%, 08/19/2026		1,685,000	1,659,174
Anthem, Inc.
3.500%, 08/15/2024		655,000	688,495
AstraZeneca PLC
1.750%, 11/16/2018		558,000	562,264
Baylor Scott & White Holdings
2.650%, 11/15/2026		2,310,000	2,346,602
Cardinal Health, Inc.
3.200%, 03/15/2023		1,025,000	1,075,955
3.750%, 09/15/2025		1,840,000	1,993,824
Danaher Corp.
1.650%, 09/15/2018		1,440,000	1,452,090
DaVita, Inc.
5.000%, 05/01/2025		705,000	707,644
5.125%, 07/15/2024		1,045,000	1,065,900
Express Scripts Holding Company
3.500%, 06/15/2024		1,980,000	2,065,092

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Forest Laboratories LLC
4.875%, 02/15/2021 (S)		$1,875,000	$2,082,261
5.000%, 12/15/2021 (S)		1,775,000	1,986,676
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022		1,600,000	1,656,000
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	2,058,245
HCA, Inc.
4.500%, 02/15/2027		1,285,000	1,289,819
5.000%, 03/15/2024		1,995,000	2,114,700
7.500%, 02/15/2022		1,165,000	1,336,838
8.000%, 10/01/2018		280,000	312,550
Humana, Inc.
3.850%, 10/01/2024		823,000	883,071
LifePoint Health, Inc.
5.500%, 12/01/2021		1,760,000	1,834,800
Merck & Company, Inc.
2.750%, 02/10/2025		2,335,000	2,421,028
Montefiore Medical Center
2.895%, 04/30/2032		1,165,000	1,170,270
Quest Diagnostics, Inc.
4.250%, 04/01/2024		360,000	394,017
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)		590,000	606,225
Shire Acquisitions Investments Ireland
DAC
3.200%, 09/23/2026		1,525,000	1,529,206
Tenet Healthcare Corp.
4.375%, 10/01/2021		860,000	855,700
Texas Children’s Hospital
2.668%, 10/01/2022		555,000	579,913
WellCare Health Plans, Inc.
5.750%, 11/15/2020		553,000	570,973
			41,362,909
Industrials - 3.6%
3M Company
3.000%, 08/07/2025		1,475,000	1,587,075
AECOM
5.750%, 10/15/2022		2,125,000	2,231,909
5.875%, 10/15/2024		560,000	596,400
AerCap Global Aviation Trust (6.500% to
06/15/2025, then 3 month
LIBOR + 4.300%)
06/15/2045 (S)		1,660,000	1,705,650
General Electric Company
4.250%, 01/17/2018	NZD	715,000	528,344
6.250%, 09/29/2020	GBP	265,000	416,709
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)		$2,413,000	2,565,984
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)		2,330,000	2,463,975
Lockheed Martin Corp.
2.900%, 03/01/2025		2,520,000	2,600,199
3.550%, 01/15/2026		1,525,000	1,648,891
Mexico City Airport Trust
4.250%, 10/31/2026 (S)		750,000	751,875
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026		239,833	275,808
Verisk Analytics, Inc.
4.000%, 06/15/2025		795,000	844,636

The accompanying notes are an integral part of the financial statements.

255

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Waste Management, Inc.
2.900%, 09/15/2022		$1,395,000	$1,464,167
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)		1,690,000	1,768,163
			21,449,785
Information technology - 3.2%
Activision Blizzard, Inc.
3.400%, 09/15/2026 (S)		855,000	859,211
Apple, Inc.
2.400%, 05/03/2023		1,300,000	1,324,020
3.200%, 05/13/2025		2,285,000	2,436,863
Electronic Arts, Inc.
4.800%, 03/01/2026		193,000	212,662
IBM Corp.
1.950%, 02/12/2019		950,000	964,858
2.750%, 12/21/2020	GBP	1,225,000	1,719,580
Intel Corp.
3.700%, 07/29/2025		$1,380,000	1,531,879
KLA-Tencor Corp.
4.650%, 11/01/2024		633,000	695,959
Match Group, Inc.
6.750%, 12/15/2022		1,415,000	1,505,206
Micron Technology, Inc.
5.500%, 02/01/2025		514,000	503,720
7.500%, 09/15/2023 (S)		860,000	955,236
Microsoft Corp.
3.125%, 11/03/2025		2,025,000	2,155,394
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)		1,545,000	1,502,513
Zebra Technologies Corp.
7.250%, 10/15/2022		2,810,000	3,048,850
			19,415,951
Materials - 2.5%
Alpek SAB de CV
4.500%, 11/20/2022		200,000	205,750
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,732,900
4.375%, 12/15/2020		820,000	875,350
5.250%, 07/01/2025		840,000	905,100
Cemex SAB de CV
6.125%, 05/05/2025 (S)		2,410,000	2,476,275
Crown Americas LLC
4.500%, 01/15/2023		1,860,000	1,936,725
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		771,000	862,556
Freeport-McMoRan, Inc.
3.550%, 03/01/2022		1,745,000	1,587,950
Praxair, Inc.
3.200%, 01/30/2026		240,000	257,046
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028		130,000	173,911
Sealed Air Corp.
4.875%, 12/01/2022 (S)		1,190,000	1,249,500
5.125%, 12/01/2024 (S)		965,000	1,019,281
6.500%, 12/01/2020 (S)		1,790,000	2,047,313
			15,329,657
Real estate - 1.6%
American Tower Corp.
4.000%, 06/01/2025		1,035,000	1,107,704
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,433,215

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
CBRE Services, Inc.
5.000%, 03/15/2023		$990,000	$1,042,858
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)		1,104,000	1,206,612
Host Hotels & Resorts LP
5.250%, 03/15/2022		1,394,000	1,542,118
Kennedy-Wilson, Inc.
5.875%, 04/01/2024		1,080,000	1,088,100
Trust F/1401
5.250%, 12/15/2024 (S)		1,195,000	1,239,813
			9,660,420
Telecommunication services - 1.4%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	22,490,000	1,155,484
SFR Group SA
6.250%, 05/15/2024 (S)		$1,230,000	1,221,946
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,675,000	1,779,669
6.250%, 04/01/2021		718,000	753,451
6.500%, 01/15/2026		1,250,000	1,384,375
6.625%, 04/01/2023		445,000	477,819
6.836%, 04/28/2023		435,000	467,625
Verizon Communications, Inc.
4.272%, 01/15/2036		1,277,000	1,333,222
			8,573,591
Utilities - 1.7%
AmeriGas Partners LP
5.875%, 08/20/2026		1,850,000	1,961,000
Emera, Inc. (6.750% to 6/15/2026, then
3 month LIBOR + 5.440%)
06/15/2076		1,495,000	1,607,873
Fortis, Inc.
3.055%, 10/04/2026 (S)		1,440,000	1,434,727
NiSource Finance Corp.
4.800%, 02/15/2044		1,772,000	2,005,775
5.650%, 02/01/2045		1,368,000	1,736,575
NRG Energy, Inc.
6.625%, 01/15/2027 (S)		1,625,000	1,592,500
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	120,513
			10,458,963
TOTAL CORPORATE BONDS (Cost $300,802,593)			$305,872,608

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
JPMorgan Chase Capital XXIII
1.817%, 05/15/2077 (P)		$1,040,000	787,800
USB Capital IX
3.500%, 10/31/2016 (P)(Q)		1,956,000	1,674,825
			2,462,625
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,351,876)			$2,462,625

CONVERTIBLE BONDS - 1.9%
Consumer discretionary - 0.1%
Lennar Corp.
3.250%, 11/15/2021		305,000	549,381
Consumer staples - 0.1%
Vector Group, Ltd.
12.512%, 01/15/2019 (P)		510,000	754,921

The accompanying notes are an integral part of the financial statements.

256

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS (continued)
Financials - 0.3%
Fidelity National Financial, Inc.
4.250%, 08/15/2018	$250,000	$513,906
MGIC Investment Corp.
2.000%, 04/01/2020	505,000	637,247
Old Republic International Corp.
3.750%, 03/15/2018	640,000	768,400
		1,919,553
Health care - 0.6%
Anthem, Inc.
2.750%, 10/15/2042	1,099,000	1,924,624
Danaher Corp., 0.000%
01/22/2021	440,000	1,317,525
Hologic, Inc. (2.000% to 03/01/2018; then
0.000% thereafter)
03/01/2042	430,000	585,875
		3,828,024
Industrials - 0.2%
Air Lease Corp.
3.875%, 12/01/2018	815,000	1,007,544
Information technology - 0.3%
Intel Corp.
3.250%, 08/01/2039	790,000	1,444,713
Real estate - 0.2%
Redwood Trust, Inc.
4.625%, 04/15/2018	1,199,000	1,202,747
Telecommunication services - 0.1%
Liberty Interactive LLC
1.750%, 09/30/2046 (S)	660,000	697,125
TOTAL CONVERTIBLE BONDS (Cost $10,294,126)		$11,404,008

MUNICIPAL BONDS - 5.5%
City of Houston (Texas)
6.290%, 03/01/2032	1,905,000	2,414,626
City of Seattle (Washington)
4.050%, 01/01/2041	1,735,000	1,818,471
City Public Service Board of San Antonio
(Texas)
5.985%, 02/01/2039	640,000	900,282
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,735,000	1,820,536
Florida State Board of Administration
Finance Corp.
2.638%, 07/01/2021	2,215,000	2,301,252
Kansas Development Finance Authority
3.941%, 04/15/2026	1,470,000	1,623,277
4.091%, 04/15/2027	1,305,000	1,455,336
Port of Morrow (Oregon)
3.521%, 09/01/2027	620,000	682,025
State of Colorado
6.817%, 03/15/2028	450,000	601,268
State of Georgia
4.150%, 02/01/2035	445,000	498,863
4.503%, 11/01/2025	670,000	769,220
State of Hawaii
5.330%, 02/01/2026	835,000	1,026,407
State of Maryland
4.400%, 03/01/2023	760,000	879,708
State of Michigan
3.500%, 05/15/2030	440,000	451,519

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
State of Texas
3.738%, 10/01/2031	$740,000	$796,122
3.838%, 10/01/2032	1,340,000	1,448,245
5.517%, 04/01/2039	1,200,000	1,674,336
State of Utah
4.554%, 07/01/2024	845,000	971,995
State of Washington
1.710%, 08/01/2020	715,000	726,090
State of Wisconsin
2.049%, 05/01/2023	1,690,000	1,696,828
5.550%, 05/01/2029	560,000	638,719
Texas Transportation Commission State
Highway Fund
5.028%, 04/01/2026	850,000	1,029,070
University of Houston (Texas)
2.800%, 02/15/2024	605,000	637,718
2.860%, 02/15/2026	600,000	619,896
3.060%, 02/15/2027	290,000	296,896
University of Texas
3.780%, 07/01/2045	1,505,000	1,718,936
3.852%, 08/15/2046	1,170,000	1,332,782
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	395,000	511,395
Virginia Housing Development Authority
3.250%, 06/25/2042	884,298	883,485
Virginia Public Building Authority
5.250%, 08/01/2025	890,000	1,091,986
TOTAL MUNICIPAL BONDS (Cost $31,696,522)		$33,317,289

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.2%
Commercial and residential - 4.4%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
3.047%, 04/25/2035 (P)	361,620	353,390
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	645,000	719,547
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-10, Class 12A3,
2.985%, 01/25/2035 (P)	370,241	338,257
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)	259,757	260,739
Series 2005-5, Class A2,
2.460%, 08/25/2035 (P)	347,787	346,430
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
1.224%, 01/25/2035 (P)	263,919	255,473
Series 2004-13, Class A1,
1.186%, 11/25/2034 (P)	411,216	401,847
Series 2004-8, Class 1A,
1.146%, 09/25/2034 (P)	168,660	165,399
Series 2005-7, Class 11A1,
1.064%, 08/25/2035 (P)	223,552	215,178
BWAY Mortgage Trust, Series 2015-1740,
Class D 3.787%, 01/13/2035 (P)(S)	371,000	368,662
BXHTL Mortgage Trust,
Series 2015-JWRZ, Class GL2
4.131%, 05/15/2029 (P)(S)	630,000	616,179
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA
3.442%, 12/15/2027 (P)(S)	1,038,485	1,027,413

The accompanying notes are an integral part of the financial statements.

257

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Chase Mortgage Finance Trust,
Series 2007-A1, Class 2A1
3.097%, 02/25/2037 (P)	$142,218	$141,975
Commercial Mortgage Trust (Bank of
America Merrill Lynch/ Deutsche
Bank), Series 2013-WWP, Class D
3.898%, 03/10/2031 (S)	290,000	291,497
Commercial Mortgage Trust
(Deutsche Bank)
Series 2007-C9, Class A4,
5.813%, 12/10/2049 (P)	679,981	695,798
Series 2014-TWC, Class D,
2.685%, 02/13/2032 (P)(S)	1,265,000	1,246,949
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class E
3.585%, 08/13/2027 (P)(S)	361,000	355,562
Core Industrial Trust, Series 2015-CALW,
Class F 3.850%, 02/10/2034 (P)(S)	695,000	691,521
Credit Suisse Commercial Mortgage Trust,
Series 2015-GLPB, Class A
3.639%, 11/15/2034 (S)	680,000	735,394
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.795%, 09/19/2044	2,610,405	163,983
Series 2005-AR2, Class X2 IO,
2.294%, 03/19/2045	4,604,472	380,760
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX
3.495%, 12/15/2034 (P)(S)	800,000	783,997
GRACE Mortgage Trust,
Series 2014-GRCE, Class F
3.590%, 06/10/2028 (P)(S)	600,000	593,204
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.921%, 07/10/2038 (P)	39,343	39,303
GSR Mortgage Loan Trust, Series 2004-5,
Class 2A1 3.242%, 05/25/2034 (P)	591,982	588,681
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
2.619%, 06/19/2034 (P)	366,258	363,971
Series 2004-7, Class 4A,
2.928%, 11/19/2034 (P)	442,120	435,188
Series 2005-2, Class IX IO,
1.788%, 05/19/2035	1,761,671	120,527
Series 2005-9, Class 2A1A,
0.778%, 06/20/2035 (P)	382,666	348,738
Series 2005-9, Class 2A1C,
0.888%, 06/20/2035 (P)	259,899	236,088
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	9,607,911	151,161
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	10,131,963	148,372
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	7,872,033	101,038
Hilton USA Trust, Series 2013-HLF,
Class EFL 4.186%, 11/05/2030 (P)(S)	625,633	625,937
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
2.088%, 10/25/2036	6,431,178	561,657
Series 2005-AR18, Class 2X IO,
1.818%, 10/25/2036	15,754,321	982,673

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP7, Class AM,
6.184%, 04/15/2045 (P)	$86,323	$86,198
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	462,906	465,259
Series 2014-INN, Class F,
4.442%, 06/15/2029 (P)(S)	390,000	375,050
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%, 09/15/2039	68	68
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.459%, 12/25/2034 (P)	176,200	176,263
Series 2005-A2, Class A2,
2.644%, 02/25/2035 (P)	384,626	384,497
Series 2005-A8, Class A2A,
0.716%, 08/25/2036 (P)	1,344,519	1,257,295
Series 2006-3, Class 2A1,
2.579%, 10/25/2036 (P)	200,374	195,904
Morgan Stanley Capital I Trust,
Series 2014-150E, Class F
4.295%, 09/09/2032 (P)(S)	695,000	601,471
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.680%, 10/25/2034 (P)	369,984	368,471
Series 2004-9, Class 1A,
5.566%, 11/25/2034 (P)	215,710	220,242
Opteum Mortgage
Acceptance Corp. Trust, Series 2005-4,
Class 1APT 0.756%, 11/25/2035 (P)	277,222	259,325
Queens Center Mortgage Trust,
Series 2013-QCA, Class D
3.474%, 01/11/2037 (P)(S)	540,000	514,480
SFAVE Commercial Mortgage
Securities Trust, Series 2015-5AVE,
Class D 4.388%, 01/05/2035 (P)(S)	635,000	548,572
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.831%, 12/25/2033 (P)	293,823	288,780
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 1A1
2.433%, 09/25/2037 (P)	823,155	803,950
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
2.591%, 01/25/2035 (P)	390,370	389,997
Series 2005-AR19, Class A1A2,
0.814%, 12/25/2045 (P)	490,557	449,323
Series 2005-AR2, Class 2A1B,
0.894%, 01/25/2045 (P)	572,016	524,931
Series 2005-AR2, Class 2A2B,
0.826%, 01/25/2045 (P)	395,145	362,896
Series 2005-AR3, Class A2,
2.797%, 03/25/2035 (P)	393,181	395,499
Series 2005-AR6, Class 2A1A,
0.676%, 04/25/2045 (P)	842,078	789,920
Series 2005-AR8, Class 2AB2,
0.866%, 07/25/2045 (P)	440,816	399,868
Series 2005-AR8, Class 2AB3,
0.806%, 07/25/2045 (P)	431,455	389,085

The accompanying notes are an integral part of the financial statements.

258

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.668%, 04/16/2035 (P)(S)	$380,000	$354,900
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1 2.852%, 12/25/2034 (P)	338,935	344,752
U.S. Government Agency - 0.8%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
2.096%, 04/25/2024 (P)	450,000	454,095
Series 2014-DN4, Class M2,
2.846%, 10/25/2024 (P)	507,346	509,950
Series 2015-DNA1, Class M2,
2.374%, 10/25/2027 (P)	365,000	371,295
Series 2015-DNA1, Class M3,
3.746%, 10/25/2027 (P)	300,000	311,972
Series 2016-DNA2, Class M2,
2.646%, 10/25/2028 (P)	1,145,000	1,163,639
Series 2016-HQA3, Class M1,
1.324%, 03/25/2029 (P)	630,000	630,206
Series 292, Class IO,
3.500%, 11/15/2027	826,299	90,879
Series 304, Class C42 IO,
4.000%, 12/15/2027	1,097,225	104,955
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,194,719	107,363
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	1,551,685	164,012
Series 2014-C02, Class 1M1,
1.474%, 05/25/2024 (P)	200,137	200,366
Series 402, Class 3 IO,
4.000%, 11/25/2039	196,570	29,184
Series 402, Class 4 IO,
4.000%, 10/25/2039	192,636	31,867
Series 402, Class 7 IO,
4.500%, 11/25/2039	214,132	34,789
Series 406, Class 3 IO,
4.000%, 01/25/2041	206,514	29,448
Series 407, Class 4 IO,
4.500%, 03/25/2041	367,722	58,952
Series 407, Class 7 IO,
5.000%, 03/25/2041	892,901	156,273
Series 407, Class 8 IO,
5.000%, 03/25/2041	460,640	84,805
		4,534,050
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $29,926,361)		$31,333,534

ASSET BACKED SECURITIES - 4.5%
Aames Mortgage Investment Trust,
Series 2005-4, Class M2
1.174%, 10/25/2035 (P)	830,221	809,820
Accredited Mortgage Loan Trust,
Series 2005-2ACCR, Class M2
0.886%, 07/25/2035 (P)	295,000	289,272
Aegis Asset Backed Securities Trust,
Series 2005-2, Class M2
0.886%, 06/25/2035 (P)	305,000	288,501
American Express Credit Account
Master Trust, Series 2014-3, Class A
1.490%, 04/15/2020	1,070,000	1,074,455

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	$2,478,000	$2,518,429
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.686%, 07/25/2036 (P)(S)	836,000	812,877
Chase Issuance Trust, Series 2015-A7,
Class A7 1.620%, 07/15/2020	430,000	433,551
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8
5.650%, 09/20/2019	700,000	730,804
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,719,325	2,726,336
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	3,142,150	3,212,154
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II
4.474%, 10/25/2045 (S)	2,486,213	2,532,953
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	481,363	472,468
First Frankin Mortgage Loan Trust,
Series 2005-FF7, Class M2
0.916%, 07/25/2035 (P)	665,000	650,407
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
0.894%, 10/25/2035 (P)	780,554	729,902
Home Equity Asset Trust, Series 2003-1,
Class M1 1.946%, 06/25/2033 (P)	196,722	190,970
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
1.199%, 03/25/2035 (P)	760,000	714,324
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
1.099%, 05/25/2035 (P)	787,893	759,467
RASC Series Trust, Series 2005-KS7,
Class M4 1.026%, 08/25/2035 (P)	340,000	326,942
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.674%, 09/25/2036 (P)	1,164,868	1,135,281
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.824%, 12/25/2036 (P)	532,620	526,631
Structured Asset Investment Loan Trust,
Series 2005-2, Class M2
1.259%, 03/25/2035 (P)	900,000	855,297
Taco Bell Funding LLC, Series 2016-1A,
Class A23 4.970%, 05/25/2046 (S)	2,810,000	2,910,132
Wendys Funding LLC, Series 2015-1A,
Class A2II 4.080%, 06/15/2045 (S)	2,138,400	2,171,582
TOTAL ASSET BACKED SECURITIES (Cost $26,564,880)		$26,872,555

COMMON STOCKS - 3.3%
Consumer discretionary - 0.0%
Vertis Holdings, Inc. (I)	8,371	0
Financials - 3.2%
American Express Company	6,645	425,546
BankUnited, Inc.	15,724	474,865
Capital One Financial Corp.	21,545	1,547,577
Comerica, Inc.	24,297	1,149,734
Commerce Bancshares, Inc.	23,579	1,161,502
Cullen/Frost Bankers, Inc.	7,241	520,918
First Financial Bancorp	32,698	714,124
First Republic Bank	10,630	819,679

The accompanying notes are an integral part of the financial statements.

259

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Glacier Bancorp, Inc.	21,152	$603,255
Investors Bancorp, Inc.	73,647	884,500
Kearny Financial Corp.	47,300	643,753
MB Financial, Inc.	15,567	592,169
Oritani Financial Corp.	35,820	563,090
Park National Corp.	7,109	682,464
Prosperity Bancshares, Inc.	19,793	1,086,438
SunTrust Banks, Inc.	42,025	1,840,695
SVB Financial Group (I)	4,564	504,505
Synovus Financial Corp.	37,548	1,221,436
TCF Financial Corp.	63,800	925,738
The PNC Financial Services Group, Inc.	18,510	1,667,566
Union Bankshares Corp.	50,073	1,340,454
		19,370,008
Industrials - 0.1%
HC2 Holdings, Inc. (I)	88,710	483,470
TOTAL COMMON STOCKS (Cost $17,510,442)		$19,853,478

PREFERRED SECURITIES - 7.6%
Consumer staples - 0.4%
Tyson Foods, Inc., 4.750%	31,528	2,580,882
Financials - 3.4%
Colony Capital, Inc., 7.125%	19,975	494,981
First Republic Bank, 5.500%	22,976	618,284
First Tennessee Bank NA, 3.750% (P)(S)	2,315	1,642,276
Huntington Bancshares, Inc., 8.500%	1,455	2,109,721
IBERIABANK Corp. (6.600% to
05/01/2026, then
3 month LIBOR + 4.920%)	11,376	303,057
M&T Bank Corp., Series A, 6.375%	1,540	1,586,200
Regions Financial Corp., 6.375%	49,955	1,293,835
SunTrust Banks, Inc., 4.000% (P)	42,525	1,019,324
The Hartford Financial Services
Group, Inc. (7.875% to 04/15/2022,
then 3 month LIBOR + 5.596%)	50,575	1,595,641
U.S. Bancorp, 3.500% (P)	2,829	2,456,336
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,938,222
Valley National Bancorp (6.250% to
06/30/2025, then
3 month LIBOR + 3.850%)	26,533	779,009
Wells Fargo & Company (5.850% to
09/15/2023, then
3 month LIBOR + 3.090%)	27,605	738,434
Wells Fargo & Company (6.625% to
03/15/2024, then
3 month LIBOR + 3.690%)	73,031	2,174,863
Zions Bancorporation, 7.900%	43,550	1,147,978
Zions Bancorporation (6.950% to
09/15/2023, then
3 month LIBOR + 3.890%)	22,575	670,026
		20,568,187
Real estate - 0.8%
American Tower Corp., 5.250%	13,535	1,500,896
Crown Castle International Corp., 4.500%	22,754	2,571,657
Welltower, Inc., 6.500%	13,215	879,458
		4,952,011
Utilities - 3.0%
Dominion Resources, Inc., 5.250%	48,536	1,235,727
Dominion Resources, Inc., 6.375%	64,220	3,195,587
Dominion Resources, Inc., 6.750%	40,180	2,004,982

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Utilities (continued)
Exelon Corp., 6.500%	56,187	$2,626,180
Great Plains Energy, Inc., 7.000%	32,410	1,668,791
Integrys Holding, Inc. (6.000% to
08/01/2023, then
3 month LIBOR + 3.220%)	18,656	510,242
NextEra Energy, Inc., 6.123%	49,405	2,460,369
NextEra Energy, Inc., 6.371%	32,765	1,934,446
SCE Trust I, 5.625%	22,260	569,633
Spire, Inc., 6.750%	29,900	1,715,901
		17,921,858
TOTAL PREFERRED SECURITIES (Cost $43,206,855)		$46,022,938

PURCHASED OPTIONS - 0.3%
Call options - 0.1%
Over the Counter Option on the USD vs.
CAD (Expiration Date: 12/08/2017;
Strike Price: $1.25; Counterparty: RBC
Dominion Securities, Inc.) (I)	12,490,000	240,620
Over the Counter Option on the USD vs.
KRW (Expiration Date: 09/29/2017;
Strike Price: $1,210.00; Counterparty:
Standard Chartered Bank) (I)	11,711,915	268,203
		508,823
Put options - 0.2%
Over the Counter Option on the AUD vs.
USD (Expiration Date: 06/30/2017;
Strike Price: AUD 0.68;
Counterparty: HSBC) (I)	10,015,000	70,709
Over the Counter Option on the EUR vs.
SEK (Expiration Date: 11/02/2016;
Strike Price: EUR 9.00; Counterparty:
Goldman Sachs & Company) (I)	8,010,000	9
Over the Counter Option on the EUR vs.
USD (Expiration Date: 02/06/2017;
Strike Price: EUR 1.03; Counterparty:
Goldman Sachs & Company) (I)	12,750,000	32,770
Over the Counter Option on the EUR vs.
USD (Expiration Date: 06/19/2018;
Strike Price: EUR 0.95; Counterparty:
RBC Dominion Securities, Inc.) (I)	16,200,000	126,405
Over the Counter Option on the EUR vs.
USD (Expiration Date: 11/10/2016;
Strike Price: EUR 0.95; Counterparty:
Deutsche Bank Securities) (I)	17,950,000	20
Over the Counter Option on the GBP vs.
USD (Expiration Date: 09/26/2017;
Strike Price: GBP 1.23; Counterparty:
Canadian Imperial Bank) (I)	12,820,000	355,662
Over the Counter Option on the USD vs.
CAD (Expiration Date: 01/18/2018;
Strike Price: $1.28; Counterparty: RBC
Dominion Securities, Inc.) (I)	5,520,000	167,731
Over the Counter Option on the USD vs.
CAD (Expiration Date: 10/10/2017;
Strike Price: $1.17; Counterparty:
Canadian Imperial Bank) (I)	25,735,000	110,455
Over the Counter Option on the USD vs.
CAD (Expiration Date: 11/03/2017;
Strike Price: $1.18; Counterparty: RBC
Dominion Securities, Inc.) (I)	21,000,000	129,843

The accompanying notes are an integral part of the financial statements.

260

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on the USD vs.
CAD (Expiration Date: 12/15/2017;
Strike Price: $1.18; Counterparty: RBC
Dominion Securities, Inc.) (I)	16,500,000	$127,826
		1,121,430
TOTAL PURCHASED OPTIONS (Cost $2,820,246)		$1,630,253

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2016 at 0.420% to be
repurchased at $775,027 on 10/03/2016,
collateralized by $762,000
U.S. Treasury Inflation Indexed Notes,
0.125% due 04/15/2021 (valued at
$790,530, including interest)	$775,000	$775,000
Repurchase Agreement with State
Street Corp. dated 09/30/2016 at
0.030% to be repurchased at $1,097,003
on 10/03/2016, collateralized by
$1,015,000 U.S. Treasury Notes,
3.500% due 05/15/2020 (valued at
$1,119,038, including interest)	1,097,000	1,097,000
		1,872,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,872,000)		$1,872,000
Total Investments (Strategic Income Opportunities Trust)
(Cost $585,224,102) - 99.0%		$597,977,816
Other assets and liabilities, net - 1.0%		6,305,861
TOTAL NET ASSETS - 100.0%		$604,283,677

Total Bond Market Trust B

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 69.7%
U.S. Government - 38.6%
U.S. Treasury Bonds
2.500%, 05/15/2046	$18,625,000	$19,339,436
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,338,875
4.375%, 05/15/2041	1,830,000	2,576,583
4.625%, 02/15/2040	5,000,000	7,230,470
4.750%, 02/15/2041	2,000,000	2,957,422
7.875%, 02/15/2021	3,400,000	4,380,954
8.125%, 08/15/2021	1,400,000	1,860,359
8.750%, 08/15/2020	5,750,000	7,435,469
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	9,600,000	9,588,371
0.750%, 12/31/2017	4,700,000	4,701,654
1.250%, 04/30/2019 to 01/31/2020	2,000,000	2,019,336
1.375%, 09/30/2018 to 10/31/2020	31,400,000	31,765,176
1.500%, 12/31/2018 to 08/15/2026	38,785,000	38,882,575
1.625%, 06/30/2019 to 07/31/2020	30,300,000	30,947,163
1.750%, 09/30/2019	7,000,000	7,174,181
1.875%, 08/31/2017	1,100,000	1,112,027
2.000%, 11/15/2021 to 02/15/2022	25,400,000	26,390,546
2.750%, 02/15/2019	7,000,000	7,316,638
3.125%, 05/15/2021	13,100,000	14,254,948

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.250%, 11/15/2017	$7,300,000	$7,587,416
		233,859,599
U.S. Government Agency - 31.1%
Federal Home Loan Bank
0.875%, 05/24/2017	1,000,000	1,002,235
5.500%, 07/15/2036	190,000	276,279
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,579,557
2.500%, 04/01/2031	2,858,577	2,962,705
3.000%, 10/01/2042 to 08/01/2046	6,509,390	6,777,875
3.118%, 08/01/2037 (P)	622,380	659,547
3.204%, 02/01/2037 (P)	251,791	263,967
3.500%, TBA (C)	4,300,000	4,536,242
3.500%, 12/01/2025 to 03/01/2045	6,283,221	6,676,338
4.000%, 02/01/2024 to 12/01/2040	1,911,512	2,062,082
4.500%, 05/01/2024 to 11/01/2041	3,499,871	3,850,580
5.000%, TBA (C)	2,300,000	2,548,867
5.000%, 06/01/2023 to 10/01/2040	886,873	995,712
5.500%, 08/23/2017 to 01/01/2039	2,689,767	2,911,857
6.000%, 06/01/2022 to 10/01/2038	579,157	664,812
6.250%, 07/15/2032	450,000	678,474
6.500%, 11/01/2016 to 09/01/2038	174,547	203,748
6.750%, 09/15/2029	1,200,000	1,811,884
7.000%, 04/01/2029 to 10/01/2038	143,642	169,351
7.500%, 09/01/2030 to 03/01/2032	13,865	16,741
8.000%, 02/01/2030	1,803	2,203
Federal National Mortgage Association
2.208%, 01/01/2035 (P)	587,359	608,163
2.344%, 07/01/2034 (P)	299,411	307,991
2.500%, TBA (C)	8,000,000	8,287,137
2.500%, 05/01/2028	1,733,883	1,798,939
2.625%, 09/06/2024	1,000,000	1,069,628
2.708%, 10/01/2037 (P)	98,017	103,911
2.748%, 05/01/2036 (P)	129,039	136,350
2.794%, 09/01/2037 (P)	262,612	275,168
2.936%, 04/01/2037 (P)	805,227	850,616
3.000%, TAB (C)	11,400,000	11,848,725
3.000%, 01/01/2027 to 04/01/2043	13,771,418	14,413,763
3.500%, TBA (C)	3,000,000	3,165,523
3.500%, 12/01/2025 to 08/01/2045	23,561,379	25,011,176
4.000%, 08/01/2020 to 12/01/2042	8,901,618	9,607,698
4.500%, 06/01/2018 to 06/01/2041	4,975,527	5,449,608
5.000%, 12/01/2018 to 07/01/2039	2,546,863	2,840,897
5.500%, 08/01/2017 to 11/01/2038	1,660,857	1,870,200
6.000%, 01/01/2021 to 08/01/2038	1,174,402	1,337,268
6.500%, 07/01/2017 to 12/01/2037	301,328	351,211
7.000%, 02/01/2031 to 10/01/2038	115,746	137,000
7.125%, 01/15/2030	209,000	326,949
7.250%, 05/15/2030	1,450,000	2,299,327
7.500%, 09/01/2030 to 08/01/2031	27,343	33,094
8.000%, 08/01/2030 to 09/01/2031	8,383	10,219
8.500%, 09/01/2030	1,235	1,530
Government National Mortgage Association
3.000%, TBA (C)	10,000,000	10,422,662
3.000%, 08/15/2043	2,458,023	2,580,927
3.500%, TBA (C)	5,600,000	5,940,620
3.500%, 04/15/2042 to 07/20/2046	18,401,081	19,654,519
4.000%, 11/15/2026 to 08/20/2045	7,405,973	7,970,533
4.500%, 05/15/2019 to 10/20/2040	2,527,468	2,779,636
5.000%, 05/15/2018 to 07/20/2040	2,226,899	2,490,517
5.500%, 08/15/2023 to 09/20/2039	847,520	961,190

The accompanying notes are an integral part of the financial statements.

261

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
6.000%, 04/15/2017 to 10/15/2038	$517,231	$594,320
6.500%, 05/15/2028 to 12/15/2038	280,152	326,411
7.000%, 08/15/2029 to 05/15/2032	51,539	61,365
7.500%, 08/15/2029 to 01/15/2031	15,215	18,398
8.000%, 04/15/2031	8,378	10,383
8.500%, 09/15/2030	5,611	7,042
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	776,505
The Financing Corp. 8.600%, 09/26/2019	675,000	822,213
		188,210,388
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $406,264,568)		$422,069,987

FOREIGN GOVERNMENT
OBLIGATIONS - 2.3%
Brazil - 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,609,582
5.875%, 01/15/2019	105,000	113,820
		1,723,402
Canada - 0.6%
Government of Canada
0.875%, 02/14/2017	250,000	250,160
Province of British Columbia
6.500%, 01/15/2026	490,000	663,499
Province of Manitoba
9.625%, 12/01/2018	300,000	349,500
Province of New Brunswick
5.200%, 02/21/2017	380,000	386,102
Province of Nova Scotia
5.125%, 01/26/2017	455,000	460,859
Province of Ontario
1.100%, 10/25/2017	1,000,000	1,001,150
Province of Quebec
7.125%, 02/09/2024	150,000	197,942
7.500%, 07/15/2023	410,000	542,063
		3,851,275
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	554,115
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	595,650
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	579,732
5.500%, 09/18/2023	455,000	568,397
		1,148,129
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	375,151
Mexico - 0.2%
Government of Mexico
5.950%, 03/19/2019	415,000	460,650
6.050%, 01/11/2040	930,000	1,136,925
		1,597,575

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	$370,000	$505,050
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	354,075
7.125%, 03/30/2019	120,000	137,400
		491,475
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,086,267
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	123,750
South Africa - 0.1%
Republic of South Africa
5.500%, 03/09/2020	740,000	807,080
Turkey - 0.2%
Republic of Turkey
6.000%, 01/14/2041	400,000	427,896
6.250%, 09/26/2022	400,000	439,000
7.500%, 07/14/2017	400,000	415,580
		1,282,476
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,490,680)		$14,141,395

CORPORATE BONDS - 26.3%
Consumer discretionary - 2.5%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	581,234
American Honda Finance Corp.
1.307%, 09/20/2017 (P)	470,000	471,287
2.150%, 03/13/2020	250,000	255,465
2.450%, 09/24/2020	470,000	483,288
Brinker International, Inc.
3.875%, 05/15/2023	250,000	237,547
CBS Corp.
4.300%, 02/15/2021	150,000	162,972
Comcast Corp.
2.350%, 01/15/2027	455,000	447,993
5.700%, 07/01/2019	310,000	345,893
6.500%, 11/15/2035	255,000	354,348
Cox Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	144,486
Discovery Communications LLC
5.625%, 08/15/2019	250,000	273,960
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,091,605
General Motors Financial Company, Inc.
5.250%, 03/01/2026	650,000	711,826
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	251,513
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	257,173
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	182,312
Lowe’s Companies, Inc.
3.375%, 09/15/2025	460,000	496,185
5.800%, 10/15/2036	140,000	183,730
6.100%, 09/15/2017	180,000	188,478

The accompanying notes are an integral part of the financial statements.

262

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
McDonald’s Corp.
3.625%, 05/20/2021	$250,000	$268,531
5.000%, 02/01/2019	228,000	246,800
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	258,037
Newell Brands, Inc.
2.150%, 10/15/2018	250,000	253,545
3.900%, 11/01/2025	250,000	264,364
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	333,270
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	155,920
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	415,403
3.350%, 09/15/2025	752,000	815,525
4.250%, 04/01/2046	390,000	451,587
5.875%, 12/16/2036	280,000	384,819
The Walt Disney Company
1.500%, 09/17/2018	500,000	503,885
3.150%, 09/17/2025	500,000	541,784
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	255,410
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	63,691
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	105,928
7.570%, 02/01/2024	240,000	309,895
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	716,026
Time Warner, Inc.
4.850%, 07/15/2045	500,000	560,314
7.625%, 04/15/2031	285,000	404,373
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	344,461
Viacom, Inc.
4.500%, 03/01/2021	120,000	130,539
		14,905,402
Consumer staples - 1.9%
Altria Group, Inc.
9.250%, 08/06/2019	105,000	127,547
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	800,000	856,706
4.900%, 02/01/2046	500,000	599,674
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	533,361
7.750%, 01/15/2019	335,000	381,074
Bottling Group LLC
5.125%, 01/15/2019	105,000	113,877
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	187,468
Campbell Soup Company
4.500%, 02/15/2019	300,000	321,253
ConAgra Foods, Inc.
5.819%, 06/15/2017	38,000	39,086
7.000%, 04/15/2019	24,000	26,830
9.750%, 03/01/2021	175,000	221,375
CVS Health Corp.
3.875%, 07/20/2025	650,000	708,004
4.125%, 05/15/2021	60,000	65,576
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	83,642	111,791
Diageo Capital PLC
4.828%, 07/15/2020	95,000	106,171

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Edgewell Personal Care Company
4.700%, 05/19/2021	$250,000	$263,673
General Mills, Inc.
5.650%, 02/15/2019	315,000	345,000
Kellogg Company
4.150%, 11/15/2019	30,000	32,304
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	281,832
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	499,265
3.950%, 07/15/2025	600,000	649,531
6.125%, 08/23/2018	66,000	71,613
6.875%, 01/26/2039	40,000	55,633
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	519,061
4.000%, 03/05/2042	270,000	294,205
5.500%, 01/15/2040	280,000	370,357
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	273,318
4.125%, 05/17/2021	320,000	354,705
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	278,482
Safeway, Inc.
6.350%, 08/15/2017	27,000	27,608
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	261,631
The Clorox Company
5.950%, 10/15/2017	295,000	309,455
The Coca-Cola Company
3.150%, 11/15/2020	560,000	600,975
The Kroger Company
6.400%, 08/15/2017	370,000	386,840
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	68,080
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	106,817
6.200%, 04/15/2038	125,000	179,864
7.550%, 02/15/2030	410,000	629,883
Walgreen Company
5.250%, 01/15/2019	84,000	90,730
		11,350,655
Energy - 2.7%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	327,722
Apache Corp.
3.625%, 02/01/2021	250,000	262,028
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	499,779
2.750%, 05/10/2023	250,000	254,543
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	325,033
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	42,934
Chevron Corp.
1.961%, 03/03/2020	850,000	861,741
4.950%, 03/03/2019	90,000	97,430
ConocoPhillips
5.750%, 02/01/2019	100,000	108,927
DCP Midstream LLC
9.750%, 03/15/2019 (S)	95,000	105,640
Devon Energy Corp.
5.000%, 06/15/2045	485,000	472,915

The accompanying notes are an integral part of the financial statements.

263

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Devon Financing Company LLC
7.875%, 09/30/2031	$170,000	$210,747
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	145,550
Encana Corp.
6.500%, 08/15/2034	270,000	282,628
Energy Transfer Partners LP
6.125%, 12/15/2045	350,000	364,799
6.500%, 02/01/2042	50,000	52,255
6.700%, 07/01/2018	250,000	268,135
Ensco PLC
4.700%, 03/15/2021	360,000	322,920
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	291,506
6.875%, 03/01/2033	130,000	158,963
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	323,260
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	768,911
Halliburton Company
6.150%, 09/15/2019	360,000	403,479
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	64,964
6.500%, 09/01/2039	180,000	194,168
9.000%, 02/01/2019	60,000	68,763
Kinder Morgan, Inc.
5.550%, 06/01/2045	375,000	385,561
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	201,605
Marathon Oil Corp.
3.850%, 06/01/2025 (L)	500,000	475,089
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	115,424
Nexen Energy ULC
6.200%, 07/30/2019	120,000	133,423
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	29,750
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	326,094
ONEOK Partners LP
6.650%, 10/01/2036	268,000	297,470
Petro-Canada
5.950%, 05/15/2035	235,000	281,262
6.050%, 05/15/2018	125,000	133,561
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	326,493
5.375%, 01/27/2021	400,000	396,000
6.750%, 01/27/2041	80,000	69,200
8.375%, 12/10/2018	90,000	97,425
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	506,250
5.500%, 01/21/2021	320,000	338,400
6.625%, 06/15/2035	230,000	234,106
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	69,162
Repsol Oil & Gas Canada, Inc.
3.750%, 02/01/2021	60,000	58,145
7.750%, 06/01/2019	150,000	164,519
Shell International Finance BV
0.900%, 11/15/2016	500,000	499,975
6.375%, 12/15/2038	90,000	122,663
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	274,638

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Statoil ASA
1.800%, 11/23/2016	$580,000	$580,655
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	170,002
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	219,925
Tosco Corp.
8.125%, 02/15/2030	383,000	524,066
Total Capital SA
4.125%, 01/28/2021	40,000	43,847
4.250%, 12/15/2021	60,000	67,039
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	495,012
Valero Energy Corp.
6.125%, 06/15/2017	345,000	357,217
7.500%, 04/15/2032	270,000	335,482
Williams Partners LP
5.250%, 03/15/2020	400,000	433,054
		16,042,254
Financials - 7.9%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	189,119
American Express Company
2.650%, 12/02/2022	345,000	353,102
American International Group, Inc.
6.250%, 05/01/2036	430,000	530,873
Asian Development Bank
5.593%, 07/16/2018	590,000	634,668
Bank of America Corp.
2.000%, 01/11/2018	500,000	502,289
2.625%, 10/19/2020	400,000	408,222
3.875%, 08/01/2025	400,000	427,576
5.000%, 05/13/2021	820,000	915,938
5.650%, 05/01/2018	500,000	530,367
5.875%, 01/05/2021	350,000	401,425
6.875%, 04/25/2018 to 11/15/2018	397,000	431,240
7.750%, 05/14/2038	480,000	697,272
Barclays PLC
4.375%, 01/12/2026	500,000	517,320
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	66,390
5.400%, 05/15/2018	105,000	112,048
Boston Properties LP
4.125%, 05/15/2021	300,000	326,270
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	369,916
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,034,970
Citigroup, Inc.
2.400%, 02/18/2020	1,500,000	1,519,671
5.500%, 09/13/2025	400,000	456,430
CNA Financial Corp.
7.350%, 11/15/2019	280,000	322,805
Cooperatieve Rabobank UA
4.500%, 01/11/2021	500,000	552,970
Credit Suisse AG
3.000%, 10/29/2021	750,000	771,827
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021 (S)	575,000	586,744
3.750%, 03/26/2025	250,000	248,524
Discover Financial Services
5.200%, 04/27/2022	120,000	132,125

The accompanying notes are an integral part of the financial statements.

264

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Essex Portfolio LP
5.200%, 03/15/2021	$60,000	$67,036
European Bank for Reconstruction &
Development
1.000%, 09/17/2018	500,000	499,996
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,778,819
2.875%, 09/15/2020	700,000	742,223
4.875%, 01/17/2017	200,000	202,314
Fifth Third Bancorp
5.450%, 01/15/2017	300,000	303,375
GE Capital International Funding Company
4.418%, 11/15/2035	822,000	924,355
HCP, Inc.
3.875%, 08/15/2024	400,000	409,650
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	583,243
6.500%, 09/15/2037	660,000	847,045
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	1,008,738
Inter-American Development Bank
1.875%, 03/15/2021	1,100,000	1,124,213
7.000%, 06/15/2025	325,000	447,058
International Bank for Reconstruction
& Development
2.125%, 11/01/2020	1,300,000	1,345,791
8.625%, 10/15/2016	100,000	100,150
International Finance Corp.
0.875%, 06/15/2018	600,000	599,668
Jefferies Group LLC
5.125%, 04/13/2018	330,000	344,514
JPMorgan Chase & Co.
3.375%, 05/01/2023	500,000	513,953
3.875%, 02/01/2024	1,300,000	1,401,134
4.350%, 08/15/2021	710,000	779,665
6.400%, 05/15/2038	125,000	172,603
KeyCorp
5.100%, 03/24/2021	250,000	281,915
KFW
1.000%, 06/11/2018	500,000	500,408
1.875%, 04/01/2019	1,000,000	1,019,743
4.375%, 03/15/2018	360,000	377,875
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	76,041
Lincoln National Corp.
7.000%, 06/15/2040	150,000	193,476
MetLife, Inc.
6.817%, 08/15/2018	190,000	208,646
Moody’s Corp.
5.500%, 09/01/2020	60,000	67,551
Morgan Stanley
2.650%, 01/27/2020	300,000	306,575
2.800%, 06/16/2020	485,000	497,575
4.100%, 05/22/2023	750,000	793,304
5.950%, 12/28/2017	435,000	458,020
6.625%, 04/01/2018	503,000	538,938
7.300%, 05/13/2019	110,000	125,007
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	212,895
Northern Trust Corp.
3.450%, 11/04/2020	300,000	320,063

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
PartnerRe Finance A LLC
6.875%, 06/01/2018	$250,000	$267,905
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	66,707
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	162,956
PNC Funding Corp.
6.700%, 06/10/2019	310,000	352,439
Prudential Financial, Inc.
5.375%, 06/21/2020	280,000	314,332
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	54,666
Royal Bank of Canada
2.200%, 07/27/2018	600,000	608,421
Simon Property Group LP
3.500%, 09/01/2025	441,500	473,332
5.650%, 02/01/2020	330,000	369,369
State Street Corp.
3.100%, 05/15/2023	250,000	259,852
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	506,022
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/2026	550,000	594,129
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	452,657
The Bank of New York Mellon Corp.
2.450%, 11/27/2020	450,000	461,874
The Bank of Nova Scotia
2.350%, 10/21/2020	400,000	408,677
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	762,449
The Chubb Corp.
5.750%, 05/15/2018	275,000	294,920
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	610,059
3.625%, 01/22/2023	500,000	528,505
3.750%, 02/25/2026	500,000	525,330
6.125%, 02/15/2033	375,000	473,336
6.150%, 04/01/2018	735,000	782,833
7.500%, 02/15/2019	240,000	271,248
The Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	203,227
The PNC Financial Services Group, Inc.
5.625%, 02/01/2017	310,000	314,461
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	344,158
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	68,362
Wells Fargo & Company
3.450%, 02/13/2023	750,000	773,733
5.375%, 02/07/2035	1,500,000	1,830,005
5.625%, 12/11/2017	185,000	194,062
XLIT, Ltd.
5.750%, 10/01/2021	310,000	354,871
		47,898,573
Health care - 2.5%
Abbott Laboratories
2.950%, 03/15/2025	300,000	307,515
AbbVie, Inc.
2.900%, 11/06/2022	500,000	512,850
3.200%, 05/14/2026	716,000	725,299
4.400%, 11/06/2042	260,000	271,195

The accompanying notes are an integral part of the financial statements.

265

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Actavis Funding SCS
3.800%, 03/15/2025	$861,000	$911,742
4.750%, 03/15/2045	960,000	1,052,273
Aetna, Inc.
3.950%, 09/01/2020	290,000	311,939
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	266,878
Amgen, Inc.
4.400%, 05/01/2045	260,000	273,800
4.663%, 06/15/2051 (S)	159,000	170,504
5.700%, 02/01/2019	450,000	492,788
Anthem, Inc.
4.650%, 08/15/2044	150,000	164,024
6.375%, 06/15/2037	345,000	452,061
AstraZeneca PLC
5.900%, 09/15/2017	340,000	354,848
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	315,402
Celgene Corp.
3.875%, 08/15/2025	600,000	642,520
Cigna Corp.
4.000%, 02/15/2022	280,000	304,437
Covidien International Finance SA
6.000%, 10/15/2017	360,000	377,517
Express Scripts Holding Company
6.125%, 11/15/2041	330,000	409,604
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	646,186
4.500%, 04/01/2021	330,000	366,350
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	303,459
Johnson & Johnson
5.850%, 07/15/2038	285,000	414,190
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	307,832
Life Technologies Corp.
5.000%, 01/15/2021	310,000	341,685
McKesson Corp.
4.750%, 03/01/2021	150,000	166,614
Medtronic, Inc.
5.600%, 03/15/2019	165,000	181,846
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	881,317
Mylan, Inc.
2.600%, 06/24/2018	250,000	253,533
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	87,131
Pfizer, Inc.
2.750%, 06/03/2026	713,000	737,420
4.400%, 05/15/2044	264,000	305,773
Pharmacia Corp.
6.500%, 12/01/2018	335,000	372,368
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	537,944
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	350,000	380,480
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	55,879
5.800%, 03/15/2036	300,000	394,610
Zimmer Biomet Holdings, Inc.
4.450%, 08/15/2045	375,000	384,995
		15,436,808

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials - 2.1%
3M Company
3.000%, 08/07/2025	$330,000	$355,074
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	56,100
4.700%, 10/01/2019	250,000	274,729
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	333,581
Caterpillar Financial Services Corp.
1.700%, 06/16/2018	485,000	488,476
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	538,845
7.900%, 12/15/2018	95,000	108,335
CSX Corp.
3.350%, 11/01/2025	420,000	450,661
3.700%, 10/30/2020	270,000	288,590
7.375%, 02/01/2019	105,000	118,842
Emerson Electric Company
2.625%, 12/01/2021	250,000	261,701
4.875%, 10/15/2019	250,000	274,837
FedEx Corp.
3.875%, 08/01/2042	420,000	425,172
8.000%, 01/15/2019	50,000	57,321
Fluor Corp.
3.375%, 09/15/2021	320,000	341,875
General Electric Company
4.500%, 03/11/2044	500,000	577,085
6.750%, 03/15/2032	66,000	92,905
6.875%, 01/10/2039	168,000	252,782
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	373,746
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	551,537
Koninklijke Philips NV
6.875%, 03/11/2038	250,000	331,509
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	163,807
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	279,492
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	160,370
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	197,351
Precision Castparts Corp.
3.250%, 06/15/2025	500,000	536,580
Ryder System, Inc.
2.450%, 11/15/2018	250,000	254,312
Snap-on, Inc.
6.125%, 09/01/2021	310,000	372,762
The Boeing Company
1.650%, 10/30/2020	438,000	441,302
2.600%, 10/30/2025	438,000	452,070
8.750%, 09/15/2031	90,000	143,399
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	525,338
Union Pacific Corp.
3.250%, 08/15/2025	500,000	537,919
4.000%, 02/01/2021	280,000	306,218
4.050%, 11/15/2045	500,000	549,060
4.821%, 02/01/2044	285,000	344,751
United Technologies Corp.
5.375%, 12/15/2017	100,000	104,982
6.125%, 02/01/2019 to 07/15/2038	470,000	578,329
		12,501,745

The accompanying notes are an integral part of the financial statements.
266

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology - 2.5%
Alphabet, Inc.
3.625%, 05/19/2021	$320,000	$351,197
Apple, Inc.
2.400%, 05/03/2023	800,000	814,782
2.450%, 08/04/2026	1,060,000	1,063,504
3.250%, 02/23/2026	500,000	531,781
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	486,645
3.900%, 10/01/2025	470,000	519,855
5.100%, 10/01/2035	470,000	549,130
Automatic Data Processing, Inc.
3.375%, 09/15/2025	752,000	822,508
Baidu, Inc.
3.000%, 06/30/2020	250,000	257,103
4.125%, 06/30/2025	250,000	268,484
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	363,588
5.900%, 02/15/2039	80,000	107,398
eBay, Inc.
3.250%, 10/15/2020	250,000	260,906
Fiserv, Inc.
2.700%, 06/01/2020	250,000	257,793
HP, Inc.
3.750%, 12/01/2020	49,000	51,624
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,206,475
4.000%, 06/20/2042	210,000	220,887
5.600%, 11/30/2039	21,000	27,054
Intel Corp.
2.700%, 12/15/2022	690,000	720,704
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	311,910
Microsoft Corp.
2.000%, 11/03/2020	438,000	447,399
3.125%, 11/03/2025	438,000	466,204
3.750%, 05/01/2043	500,000	515,693
4.450%, 11/03/2045	438,000	499,152
Oracle Corp.
2.650%, 07/15/2026	310,000	309,734
2.950%, 05/15/2025	550,000	568,439
4.125%, 05/15/2045	500,000	525,055
5.750%, 04/15/2018	435,000	465,346
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	532,792
The Western Union Company
3.650%, 08/22/2018	100,000	103,123
Visa, Inc.
2.200%, 12/14/2020	463,000	474,800
3.150%, 12/14/2025	463,000	489,378
4.300%, 12/14/2045	463,000	536,509
Xerox Corp.
6.750%, 12/15/2039	60,000	61,611
		15,188,563
Materials - 1.0%
Agrium, Inc.
6.750%, 01/15/2019	350,000	386,667
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	273,871
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	336,014
CRH America, Inc.
8.125%, 07/15/2018	220,000	243,359

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	$180,000	$193,132
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	452,500
Glencore Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	105,368
Monsanto Company
2.850%, 04/15/2025	300,000	301,566
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	285,139
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	179,414
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	317,696
Praxair, Inc.
2.450%, 02/15/2022	240,000	247,746
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	116,388
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	300,836
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	522,083
5.200%, 11/02/2040	250,000	293,368
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	69,300
6.250%, 07/15/2041	270,000	258,525
The Dow Chemical Company
4.375%, 11/15/2042	590,000	602,047
9.400%, 05/15/2039	130,000	212,859
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	338,625
		6,036,503
Real estate - 0.1%
American Tower Corp.
4.500%, 01/15/2018	310,000	321,513
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	68,789
Ventas Realty LP
4.750%, 06/01/2021	60,000	66,619
Welltower, Inc.
4.950%, 01/15/2021	320,000	354,423
		811,344
Telecommunication services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	511,967
5.000%, 03/30/2020	61,000	67,039
AT&T, Inc.
3.000%, 02/15/2022	500,000	516,309
4.125%, 02/17/2026	575,000	621,714
4.300%, 12/15/2042	20,000	19,774
4.750%, 05/15/2046	900,000	946,751
5.150%, 03/15/2042	50,000	54,374
6.375%, 03/01/2041	360,000	452,030
British Telecommunications PLC
9.375%, 12/15/2030	190,000	307,803
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	227,104
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	302,263
Telefonica Europe BV
8.250%, 09/15/2030	350,000	510,397

The accompanying notes are an integral part of the financial statements.
267

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Verizon Communications, Inc.
2.625%, 02/21/2020	$880,000	$905,049
4.272%, 01/15/2036	458,000	478,164
4.522%, 09/15/2048	260,000	275,638
4.600%, 04/01/2021	650,000	723,291
Vodafone Group PLC
4.375%, 03/16/2021	110,000	120,794
5.450%, 06/10/2019	320,000	351,533
		7,391,994
Utilities - 1.9%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	560,054
6.125%, 04/01/2036	447,000	594,869
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	265,667
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	330,647
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	344,727
Dominion Resources, Inc.
3.900%, 10/01/2025	242,000	260,226
5.200%, 08/15/2019	110,000	120,445
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	270,580
7.000%, 11/15/2018	290,000	324,485
Duke Energy Corp.
3.750%, 04/15/2024	500,000	540,086
4.800%, 12/15/2045	500,000	569,071
Entergy Corp.
5.125%, 09/15/2020	310,000	344,028
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	56,086
Exelon Corp.
3.400%, 04/15/2026	542,000	562,751
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	178,394
Florida Power & Light Company
5.650%, 02/01/2037	290,000	381,112
Georgia Power Company
5.950%, 02/01/2039	335,000	436,293
Hydro-Quebec
8.400%, 01/15/2022	250,000	326,029
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	236,535
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	423,116
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	292,673
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	64,099
6.050%, 03/01/2034	454,000	605,873
PacifiCorp
6.000%, 01/15/2039	335,000	457,267
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	324,347
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	264,120
PPL WEM Holdings, Ltd.
5.375%, 05/01/2021 (S)	60,000	66,841
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	333,108
7.050%, 03/15/2019	50,000	56,425

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Public Service Electric & Gas Company
3.000%, 05/15/2025	$250,000	$264,417
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	280,862
Southern California Edison Company
5.350%, 07/15/2035	130,000	162,476
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	293,879
The Southern Company
3.250%, 07/01/2026	572,000	592,822
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	53,877
8.875%, 11/15/2038	190,000	322,089
		11,560,376
TOTAL CORPORATE BONDS (Cost $148,876,459)		$159,124,217

MUNICIPAL BONDS - 0.8%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	80,284
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	200,672
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	82,183
Metropolitan Washington Airports Authority
Dulles Toll Road
7.462%, 10/01/2046	40,000	61,951
New Jersey Turnpike Authority
7.102%, 01/01/2041	90,000	137,230
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	451,605
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	387,216
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	66,505
State of California
7.300%, 10/01/2039	400,000	609,660
7.500%, 04/01/2034	80,000	121,754
State of Illinois, GO
5.100%, 06/01/2033	115,000	110,668
7.350%, 07/01/2035	280,000	315,806
State of Texas
5.517%, 04/01/2039	260,000	362,773
State of Utah
3.539%, 07/01/2025	390,000	432,541
4.554%, 07/01/2024	260,000	299,075
State of Washington
5.481%, 08/01/2039	260,000	351,991
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	395,284
University of California
5.770%, 05/15/2043	320,000	430,534
TOTAL MUNICIPAL BONDS (Cost $3,854,628)		$4,897,732

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.8%
Commercial and residential - 0.4%
Bear Stearns Commercial Mortgage
Securities Trust, Series 2006-PW11,
Class AM 5.565%, 03/11/2039 (P)	273	268

The accompanying notes are an integral part of the financial statements.
268

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	$500,000	$520,680
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	185,953
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.114%, 07/15/2044 (P)	153,935	157,952
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	620,866	638,777
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C7, Class A4
2.918%, 02/15/2046	240,000	251,574
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.818%, 06/11/2042 (P)	601,336	613,842
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	212,047
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	700,000	756,024
Series K013, Class A2, 3.974%, 01/25/2021	700,000	767,619
Series K712, Class A2, 1.869%, 11/25/2019	700,000	710,899
		2,234,542
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,684,235)		$4,815,635

ASSET BACKED SECURITIES - 0.3%
Ally Auto Receivables Trust, Series 2015-1,
Class A3 1.390%, 09/16/2019	394,000	395,199
BA Credit Card Trust, Series 2007-A1,
Class A1 5.170%, 06/15/2019	500,000	506,181
Capital Auto Receivables Asset Trust,
Series 2014-2, Class C 2.410%, 05/20/2019	140,000	141,289
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.350%, 02/07/2020	500,000	528,431
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A3
0.880%, 06/15/2018	279,700	279,621
TOTAL ASSET BACKED SECURITIES (Cost $1,927,181)		$1,850,721

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	27,153	271,712
TOTAL SECURITIES LENDING
COLLATERAL (Cost $271,706)		$271,712

SHORT-TERM INVESTMENTS - 6.3%

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 6.3%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2692% (Y)	38,011,039	$38,011,039
TOTAL SHORT-TERM INVESTMENTS (Cost $38,011,039)		$38,011,039
Total Investments (Total Bond Market Trust B)
(Cost $617,380,496) - 106.6%		$645,182,438
Other assets and liabilities, net - (6.6%)		(39,723,390)
TOTAL NET ASSETS - 100.0%		$605,459,048

SALE COMMITMENTS OUTSTANDING - (2.0)%
U.S. Government Agency - (2.0)%
Federal National Mortgage Association
2.500%,TBA (C)	(4,000,000)	(4,144,868)
Government National Mortgage Association
3.000%, TBA (C)	(5,000,000)	(5,187,890)
3.500%, TBA (C)	(2,800,000)	(2,964,170)
		(12,296,928)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(12,275,281))		$(12,296,928)

Total Stock Market Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.7%
Consumer discretionary - 12.8%
Auto components - 0.4%
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	$32,511
Autoliv, Inc.	2,124	226,843
BorgWarner, Inc.	5,224	183,780
Cooper Tire & Rubber Company	1,257	47,791
Dana, Inc.	3,337	52,024
Dorman Products, Inc. (I)	809	51,695
Drew Industries, Inc.	570	55,871
Federal-Mogul Holdings Corp. (I)	4,392	42,207
Fox Factory Holding Corp. (I)	1,016	23,338
Gentex Corp.	6,749	118,512
Gentherm, Inc. (I)	919	28,875
Horizontal Global Corp. (I)	453	9,028
Johnson Controls International PLC	12,924	601,354
Lear Corp.	1,760	213,347
Metaldyne Performance Group, Inc.	1,657	26,263
Modine Manufacturing Company (I)	1,300	15,418
Motorcar Parts of America, Inc. (I)	567	16,318
Shiloh Industries, Inc. (I)	550	3,889
Spartan Motors, Inc.	1,118	10,710
Standard Motor Products, Inc.	572	27,319
Stoneridge, Inc. (I)	901	16,578
Strattec Security Corp.	148	5,224
Superior Industries International, Inc.	626	18,254
Sypris Solutions, Inc. (I)	379	390
Tenneco, Inc. (I)	1,311	76,392
The Goodyear Tire & Rubber Company	6,422	207,431
Tower International, Inc.	623	15,014
UQM Technologies, Inc. (I)	2,453	1,509

The accompanying notes are an integral part of the financial statements.
269

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Visteon Corp.	832	$59,621
		2,187,506
Automobiles - 0.6%
Ford Motor Company	94,764	1,143,801
General Motors Company	36,756	1,167,738
Harley-Davidson, Inc.	4,319	227,136
Tesla Motors, Inc. (I)(L)	3,487	711,453
Thor Industries, Inc.	1,235	104,605
Winnebago Industries, Inc.	747	17,607
		3,372,340
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,064	38,091
Genuine Parts Company	3,542	355,794
LKQ Corp. (I)	7,322	259,638
Pool Corp.	980	92,630
Weyco Group, Inc.	372	9,996
		756,149
Diversified consumer services - 0.1%
American Public Education, Inc. (I)	453	8,974
Apollo Education Group, Inc. (I)	2,538	20,177
Ascent Capital Group, Inc., Class A (I)	363	8,411
Bridgepoint Education, Inc. (I)	1,121	7,701
Bright Horizons Family Solutions, Inc. (I)	1,463	97,860
Capella Education Company	323	18,747
Career Education Corp. (I)	1,891	12,840
Carriage Services, Inc.	545	12,889
Chegg, Inc. (I)	2,115	14,995
DeVry Education Group, Inc.	1,447	33,368
Education Management Corp. (I)	3,020	18
Graham Holdings Company, Class B	128	61,615
Grand Canyon Education, Inc. (I)	1,133	45,762
H&R Block, Inc.	5,344	123,714
Houghton Mifflin Harcourt Company (I)	2,990	40,096
ITT Educational Services, Inc. (I)	608	26
K12, Inc. (I)	1,084	15,555
Learning Tree International, Inc. (I)	519	950
LifeLock, Inc. (I)	2,395	40,523
Lincoln Educational Services Corp. (I)	678	1,492
Regis Corp. (I)	1,321	16,579
Service Corp. International	4,706	124,897
ServiceMaster Global Holdings, Inc. (I)	3,250	109,460
Sotheby’s	1,396	53,076
Stonemor Partners LP	777	19,456
Strayer Education, Inc. (I)	266	12,417
Weight Watchers International, Inc. (I)(L)	1,789	18,462
		920,060
Hotels, restaurants and leisure - 2.1%
Ambassadors Group, Inc. (I)	714	29
Aramark	5,840	222,095
Biglari Holdings, Inc. (I)	56	24,417
BJ’s Restaurants, Inc. (I)	542	19,268
Bloomin’ Brands, Inc.	2,665	45,945
Bob Evans Farms, Inc.	526	20,146
Bojangles’, Inc. (I)	991	15,816
Boyd Gaming Corp. (I)	2,796	55,305
Brinker International, Inc.	1,320	66,568
Buffalo Wild Wings, Inc. (I)	435	61,222
Caesars Entertainment Corp. (I)(L)	3,301	24,592
Carnival Corp.	13,398	654,090
Carrols Restaurant Group, Inc. (I)	909	12,008
Cedar Fair LP	1,367	78,315

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Century Casinos, Inc. (I)	885	$6,115
Chipotle Mexican Grill, Inc. (I)	699	296,027
Choice Hotels International, Inc.	1,306	58,874
Churchill Downs, Inc.	395	57,808
Chuy’s Holdings, Inc. (I)	396	11,064
ClubCorp Holdings, Inc.	1,666	24,107
Cracker Barrel Old Country Store, Inc. (L)	557	73,647
Darden Restaurants, Inc.	3,012	184,696
Dave & Buster’s Entertainment, Inc. (I)	980	38,396
Del Frisco’s Restaurant Group, Inc. (I)	746	10,049
Denny’s Corp. (I)	1,805	19,295
DineEquity, Inc.	453	35,873
Domino’s Pizza, Inc.	1,186	180,094
Dover Downs Gaming
& Entertainment, Inc. (I)	2,511	2,762
Dunkin’ Brands Group, Inc.	2,168	112,909
El Pollo Loco Holdings, Inc. (I)	861	10,840
Empire Resorts, Inc. (I)	835	16,900
Extended Stay America, Inc.	4,943	70,191
Fiesta Restaurant Group, Inc. (I)	623	14,952
Fogo De Chao, Inc. (I)	843	8,911
Gaming Partners International Corp. (I)	617	6,540
Hilton Worldwide Holdings, Inc.	23,676	542,891
Hyatt Hotels Corp., Class A (I)	3,241	159,522
International Speedway Corp., Class A	1,141	38,132
Interval Leisure Group, Inc.	3,211	55,133
Intrawest Resorts Holdings, Inc. (I)	1,031	16,723
Isle of Capri Casinos, Inc. (I)	904	20,141
J Alexander’s Holdings, Inc. (I)	587	5,946
Jack in the Box, Inc.	774	74,258
Jamba, Inc. (I)	581	6,345
Kona Grill, Inc. (I)	473	5,946
Las Vegas Sands Corp.	18,970	1,091,534
Luby’s, Inc. (I)	958	4,110
Marriott International, Inc., Class A	9,313	627,031
Marriott Vacations Worldwide Corp.	648	47,511
McDonald’s Corp.	20,951	2,416,907
MGM Resorts International (I)	13,626	354,685
Monarch Casino & Resort, Inc. (I)	504	12,686
Nevada Gold & Casinos, Inc. (I)	2,788	4,991
Noodles & Company (I)	785	3,737
Norwegian Cruise Line Holdings, Ltd. (I)	5,380	202,826
Panera Bread Company, Class A (I)	568	110,601
Papa John’s International, Inc.	891	70,255
Papa Murphy’s Holdings, Inc. (I)	566	3,651
Penn National Gaming, Inc. (I)	1,978	26,841
Pinnacle Entertainment, Inc. (I)	1,529	18,868
Planet Fitness, Inc., Class A (I)	2,411	48,389
Popeyes Louisiana Kitchen, Inc. (I)	532	28,270
Potbelly Corp. (I)	678	8,428
RCI Hospitality Holdings, Inc.	565	6,514
Red Robin Gourmet Burgers, Inc. (I)	311	13,976
Red Rock Resorts, Inc., Class A	2,796	65,958
Restaurant Brands International LP	82	3,670
Royal Caribbean Cruises, Ltd.	5,132	384,643
Ruby Tuesday, Inc. (I)	1,530	3,825
Ruth’s Hospitality Group, Inc.	855	12,073
Scientific Games Corp., Class A (I)(L)	2,110	23,780
SeaWorld Entertainment, Inc. (L)	1,999	26,947
Shake Shack, Inc., Class A (I)(L)	865	29,990
Six Flags Entertainment Corp.	2,241	120,140
Sonic Corp.	1,161	30,395
Speedway Motorsports, Inc.	1,120	20,003

The accompanying notes are an integral part of the financial statements.
270

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Starbucks Corp.	34,999	$1,894,846
Texas Roadhouse, Inc.	1,634	63,775
The Cheesecake Factory, Inc.	1,182	59,171
The Habit Restaurants, Inc., Class A (I)	724	10,136
The Marcus Corp.	739	18,505
The Wendy’s Company	6,441	69,563
Town Sports International Holdings, Inc. (I)	871	2,691
Vail Resorts, Inc.	850	133,348
Wingstop, Inc.	701	20,539
Wyndham Worldwide Corp.	2,642	177,886
Wynn Resorts, Ltd.	2,440	237,705
Yum! Brands, Inc.	9,732	883,763
Zoe’s Kitchen, Inc. (I)	517	11,472
		12,871,538
Household durables - 0.6%
Bassett Furniture Industries, Inc.	337	7,835
Beazer Homes USA, Inc. (I)	922	10,751
CalAtlantic Group, Inc.	2,831	94,669
Cavco Industries, Inc. (I)	228	22,583
Century Communities, Inc. (I)	423	9,099
DR Horton, Inc.	8,916	269,263
Ethan Allen Interiors, Inc.	598	18,699
Flexsteel Industries, Inc.	163	8,430
GoPro, Inc., Class A (I)(L)	3,093	51,591
Green Brick Partners, Inc. (I)	1,444	11,927
Harman International Industries, Inc.	1,647	139,089
Helen of Troy, Ltd. (I)	659	56,786
Hooker Furniture Corp.	437	10,702
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	5,435
Installed Building Products, Inc. (I)	736	26,400
iRobot Corp. (I)	671	29,511
KB Home (L)	2,015	32,482
La-Z-Boy, Inc.	1,265	31,068
Leggett & Platt, Inc.	3,165	144,261
Lennar Corp., Class A	5,114	216,527
Libbey, Inc.	573	10,228
M/I Homes, Inc. (I)	496	11,691
MDC Holdings, Inc.	1,172	30,238
Meritage Homes Corp. (I)	994	34,492
Mohawk Industries, Inc. (I)	1,771	354,802
NACCO Industries, Inc., Class A	219	14,883
Newell Brands, Inc.	10,908	574,415
NVR, Inc. (I)	92	150,868
PulteGroup, Inc.	8,273	165,791
Taylor Morrison Home Corp., Class A (I)	3,050	53,680
Tempur Sealy International, Inc. (I)	1,438	81,592
Toll Brothers, Inc. (I)	3,981	118,873
TopBuild Corp. (I)	928	30,810
TRI Pointe Group, Inc. (I)	3,949	52,048
Tupperware Brands Corp.	1,166	76,221
Turtle Beach Corp. (I)	1,303	1,707
Universal Electronics, Inc. (I)	338	25,167
WCI Communities, Inc. (I)	757	17,956
Whirlpool Corp.	1,820	295,131
William Lyon Homes, Class A (I)	882	16,361
ZAGG, Inc. (I)	996	8,068
		3,322,130
Internet and direct marketing retail - 2.3%
1-800-Flowers.com, Inc., Class A (I)	1,610	14,764
Amazon.com, Inc. (I)	11,265	9,432,297
Blue Nile, Inc.	298	10,257
CafePress, Inc. (I)	462	1,478

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Duluth Holdings, Inc., Class B (I)	734	$19,458
Etsy, Inc. (I)	2,735	39,056
EVINE Live, Inc. (I)	2,055	4,706
Expedia, Inc.	3,890	454,041
Groupon, Inc. (I)	13,955	71,868
HSN, Inc.	1,254	49,909
Lands’ End, Inc. (I)	774	11,223
Liberty Interactive Corp., Series A (I)	14,835	296,848
Liberty TripAdvisor Holdings, Inc., Class A (I)	1,688	36,883
Liberty Ventures, Series A (I)	3,279	130,734
Netflix, Inc. (I)	10,227	1,007,871
Nutrisystem, Inc.	805	23,900
Overstock.com, Inc. (I)	704	10,785
PetMed Express, Inc.	558	11,316
Shutterfly, Inc. (I)	874	39,015
The Priceline Group, Inc. (I)	1,185	1,743,716
TripAdvisor, Inc. (I)	3,203	202,366
Wayfair, Inc., Class A (I)(L)	2,040	80,315
		13,692,806
Leisure products - 0.1%
Arctic Cat, Inc.	418	6,475
Black Diamond, Inc. (I)	1,155	5,937
Brunswick Corp.	2,105	102,682
Callaway Golf Company	2,390	27,748
Escalade, Inc.	564	7,197
Hasbro, Inc.	2,951	234,103
JAKKS Pacific, Inc. (I)	750	6,480
Johnson Outdoors, Inc., Class A	385	14,002
Malibu Boats, Inc., Class A (I)	611	9,104
Marine Products Corp.	1,031	9,248
Mattel, Inc.	8,193	248,084
Nautilus, Inc. (I)	776	17,631
Polaris Industries, Inc. (L)	1,516	117,399
Smith & Wesson Holding Corp. (I)(L)	1,224	32,546
Sturm Ruger & Company, Inc. (L)	479	27,667
Vista Outdoor, Inc. (I)	1,391	55,445
		921,748
Media - 2.9%
AMC Entertainment Holdings, Inc., Class A	2,380	73,994
AMC Networks, Inc., Class A (I)	1,775	92,052
Ballantyne Strong, Inc. (I)	629	4,403
Cable One, Inc.	140	81,760
Carmike Cinemas, Inc. (I)	672	21,968
CBS Corp., Class B	10,814	591,958
Charter Communications, Inc., Class A (I)	6,360	1,717,009
Cinemark Holdings, Inc.	2,737	104,772
Clear Channel Outdoor Holdings, Inc., Class A	8,558	49,979
Comcast Corp., Class A	57,947	3,844,204
Cumulus Media, Inc., Class A (I)	5,525	1,823
Discovery Communications, Inc., Series A (I)	9,679	260,559
DISH Network Corp., Class A (I)	11,114	608,825
Entercom Communications Corp., Class A	1,104	14,286
Entravision Communications Corp., Class A	1,989	15,176
Gannett Company, Inc.	2,647	30,811
Global Eagle Entertainment, Inc. (I)	1,985	16,495
Gray Television, Inc. (I)	1,733	17,954
Harte-Hanks, Inc.	2,038	3,302
Hemisphere Media Group, Inc. (I)	1,373	17,506
Insignia Systems, Inc. (I)	1,702	4,000
John Wiley & Sons, Inc., Class A	1,356	69,983
Liberty Braves Group, Class A (I)	814	14,204
Liberty Broadband Corp., Series A (I)	2,493	174,909

The accompanying notes are an integral part of the financial statements.
271

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Group LLC, Series A (I)	2,036	$58,331
Liberty SiriusXM Group, Class A (I)	7,901	268,476
Lions Gate Entertainment Corp. (L)	3,361	67,186
Live Nation Entertainment, Inc. (I)	4,879	134,075
Loral Space & Communications, Inc. (I)	474	18,538
Media General, Inc. (I)	3,256	60,008
Meredith Corp.	1,103	57,345
MSG Networks, Inc., Class A (I)	1,841	34,261
National CineMedia, Inc.	1,475	21,712
New Media Investment Group, Inc.	1,064	16,492
News Corp., Class A	14,028	196,111
Nexstar Broadcasting Group, Inc., Class A (L)	731	42,186
NTN Buzztime, Inc. (I)	133	906
Omnicom Group, Inc.	5,661	481,185
Reading International, Inc., Class A (I)	649	8,664
Regal Entertainment Group, Class A	3,772	82,041
RLJ Entertainment, Inc. (I)	480	1,037
Salem Media Group, Inc.	744	4,375
Scholastic Corp.	896	35,267
Scripps Networks Interactive, Inc., Class A	3,125	198,406
Sinclair Broadcast Group, Inc., Class A	2,196	63,420
Sirius XM Holdings, Inc. (I)	118,425	493,832
Starz, Class A (I)	2,338	72,922
TEGNA, Inc.	5,294	115,727
The EW Scripps Company, Class A (I)	1,964	31,228
The Interpublic Group of Companies, Inc.	9,668	216,080
The Madison Square Garden
Company, Class A (I)	580	98,258
The McClatchy Company, Class A (I)	267	4,307
The New York Times Company, Class A	3,720	44,454
The Walt Disney Company	38,739	3,597,304
Time Warner, Inc.	18,768	1,494,120
Time, Inc.	2,475	35,838
Twenty-First Century Fox, Inc., Class A	45,237	1,095,640
Viacom, Inc., Class B	9,411	358,559
World Wrestling Entertainment, Inc., Class A	1,906	40,598
		17,380,821
Multiline retail - 0.5%
Big Lots, Inc.	1,190	56,823
Dillard’s, Inc., Class A	833	52,487
Dollar General Corp.	6,770	473,832
Dollar Tree, Inc. (I)	5,620	443,587
Fred’s, Inc., Class A	1,038	9,404
Gordmans Stores, Inc. (I)	629	547
J.C. Penney Company, Inc. (I)(L)	7,487	69,030
Kohl’s Corp.	4,387	191,931
Macy’s, Inc.	7,374	273,207
Nordstrom, Inc. (L)	4,190	217,377
Ollie’s Bargain Outlet Holdings, Inc. (I)	1,452	38,057
Sears Holdings Corp. (I)(L)	2,576	29,521
Target Corp.	14,059	965,572
The Bon-Ton Stores, Inc.	475	812
Tuesday Morning Corp. (I)	1,165	6,967
		2,829,154
Specialty retail - 2.3%
Aaron’s, Inc.	1,760	44,739
Abercrombie & Fitch Company, Class A	1,748	27,776
Advance Auto Parts, Inc.	1,746	260,364
American Eagle Outfitters, Inc.	4,277	76,387
Asbury Automotive Group, Inc. (I)	499	27,779
Ascena Retail Group, Inc. (I)	4,607	25,753
AutoNation, Inc. (I)	2,471	120,362

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
AutoZone, Inc. (I)	702	$539,375
Barnes & Noble Education, Inc. (I)	930	8,900
Barnes & Noble, Inc.	1,949	22,024
Bed Bath & Beyond, Inc.	3,705	159,723
Best Buy Company, Inc.	7,744	295,666
Boot Barn Holdings, Inc. (I)	735	8,364
Build-A-Bear Workshop, Inc. (I)	557	5,771
Burlington Stores, Inc. (I)	1,702	137,896
Cabela’s, Inc. (I)	1,645	90,360
Caleres, Inc.	1,051	26,580
CarMax, Inc. (I)	4,642	247,651
Chico’s FAS, Inc.	2,975	35,403
Christopher & Banks Corp. (I)	1,524	2,210
Citi Trends, Inc.	426	8,490
Conn’s, Inc. (I)	865	8,927
CST Brands, Inc.	1,825	87,764
Destination Maternity Corp.	921	6,521
Dick’s Sporting Goods, Inc.	2,707	153,541
DSW, Inc., Class A	1,901	38,932
Express, Inc. (I)	1,725	20,338
Five Below, Inc. (I)	1,268	51,088
Foot Locker, Inc.	3,255	220,429
Francesca’s Holdings Corp. (I)	1,068	16,479
GameStop Corp., Class A	2,455	67,733
Genesco, Inc. (I)	496	27,012
GNC Holdings, Inc., Class A	1,670	34,101
Group 1 Automotive, Inc.	474	30,279
Guess?, Inc.	2,072	30,272
Haverty Furniture Companies, Inc.	645	12,926
hhgregg, Inc. (I)(L)	733	1,349
Hibbett Sports, Inc. (I)	480	19,152
Kirkland’s, Inc. (I)	488	5,944
L Brands, Inc.	6,870	486,190
Lithia Motors, Inc., Class A	616	58,840
Lowe’s Companies, Inc.	21,160	1,527,964
Lumber Liquidators Holdings, Inc. (I)	593	11,664
MarineMax, Inc. (I)	667	13,974
Monro Muffler Brake, Inc.	814	49,792
Murphy USA, Inc. (I)	938	66,936
New York & Company, Inc. (I)	1,751	3,957
O’Reilly Automotive, Inc. (I)	2,301	644,533
Office Depot, Inc.	13,062	46,631
Party City Holdco, Inc. (I)	2,820	48,278
Penske Automotive Group, Inc.	1,977	95,252
Pier 1 Imports, Inc.	2,131	9,035
Rent-A-Center, Inc.	1,268	16,028
Restoration Hardware Holdings, Inc. (I)(L)	1,041	35,998
Ross Stores, Inc.	9,610	617,923
Sally Beauty Holdings, Inc. (I)	3,491	89,649
Sears Hometown and Outlet Stores, Inc. (I)	553	2,726
Select Comfort Corp. (I)	1,097	23,695
Shoe Carnival, Inc.	551	14,690
Signet Jewelers, Ltd.	1,843	137,359
Sonic Automotive, Inc., Class A	1,076	20,229
Sportsman’s Warehouse Holdings, Inc. (I)	1,232	12,961
Stage Stores, Inc.	827	4,639
Staples, Inc.	15,719	134,397
Stein Mart, Inc.	1,168	7,417
Tailored Brands, Inc.	1,105	17,349
Tandy Leather Factory, Inc. (I)	658	5,040
The Buckle, Inc. (L)	1,131	27,178
The Cato Corp., Class A	724	23,812
The Children’s Place, Inc.	421	33,625

The accompanying notes are an integral part of the financial statements.
272

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Container Store Group, Inc. (I)	1,158	$5,813
The Finish Line, Inc., Class A	904	20,864
The Gap, Inc. (L)	9,430	209,723
The Home Depot, Inc.	29,704	3,822,311
The Michaels Companies, Inc. (I)	4,961	119,907
The TJX Companies, Inc.	15,793	1,181,001
The Wet Seal, Inc., Class A (I)	2,075	0
Tiffany & Company	3,043	221,013
Tile Shop Holdings, Inc. (I)	1,280	21,184
Tilly’s, Inc., Class A (I)	677	6,357
Tractor Supply Company	3,191	214,914
TravelCenters of America LLC (I)	1,139	8,155
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,489	354,352
Urban Outfitters, Inc. (I)	2,715	93,722
Vitamin Shoppe, Inc. (I)	515	13,828
Williams-Sonoma, Inc.	2,080	106,246
Winmark Corp.	106	11,185
Zumiez, Inc. (I)	769	13,842
		13,716,538
Textiles, apparel and luxury goods - 0.8%
Carter’s, Inc.	1,183	102,578
Charles & Colvard, Ltd. (I)	983	1,140
Coach, Inc.	6,647	243,014
Columbia Sportswear Company	1,688	95,777
Crocs, Inc. (I)	2,044	16,965
Crown Crafts, Inc.	577	5,833
Culp, Inc.	318	9,467
Deckers Outdoor Corp. (I)	801	47,700
Fossil Group, Inc. (I)(L)	1,168	32,435
G-III Apparel Group, Ltd. (I)	1,125	32,794
Hanesbrands, Inc.	8,995	227,124
Iconix Brand Group, Inc. (I)	1,127	9,151
Kate Spade & Company (I)	2,991	51,236
Lakeland Industries, Inc. (I)	590	5,871
Movado Group, Inc.	660	14,177
NIKE, Inc., Class B	40,216	2,117,372
Oxford Industries, Inc.	405	27,419
Perry Ellis International, Inc. (I)	451	8,695
PVH Corp.	1,924	212,602
Ralph Lauren Corp.	1,988	201,066
Rocky Brands, Inc.	320	3,382
Skechers U.S.A., Inc., Class A (I)	3,789	86,768
Steven Madden, Ltd. (I)	1,519	52,497
Under Armour, Inc., Class A (I)(L)	10,380	401,498
Unifi, Inc. (I)	506	14,892
Vera Bradley, Inc. (I)	970	14,696
VF Corp.	9,949	557,641
Vince Holding Corp. (I)	896	5,053
Wolverine World Wide, Inc.	2,277	52,439
		4,651,282
		76,622,072
Consumer staples - 9.4%
Beverages - 1.9%
Brown-Forman Corp., Class B	9,576	454,285
Coca-Cola Bottling Company Consolidated	210	31,114
Constellation Brands, Inc., Class A	4,766	793,491
Craft Brew Alliance, Inc. (I)	652	12,277
Dr. Pepper Snapple Group, Inc.	4,419	403,499
MGP Ingredients, Inc.	421	17,059
Molson Coors Brewing Company, Class B	5,127	562,945
Monster Beverage Corp. (I)	4,848	711,735

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
National Beverage Corp. (I)(L)	1,122	$49,424
PepsiCo, Inc.	34,497	3,752,239
Primo Water Corp. (I)	620	7,521
Reed’s, Inc. (I)	1,017	3,804
The Boston Beer Company, Inc., Class A (I)	294	45,646
The Coca-Cola Company	103,340	4,373,349
Truett-Hurst, Inc. (I)	1,028	1,665
		11,220,053
Food and staples retailing - 2.3%
Casey’s General Stores, Inc.	942	113,181
Costco Wholesale Corp.	10,463	1,595,712
CVS Health Corp.	25,642	2,281,882
Fairway Group Holdings Corp. (I)	1,029	0
G. Willi-Food International, Ltd. (I)	825	4,447
Ingles Markets, Inc., Class A	512	20,244
Natural Grocers by Vitamin Cottage, Inc. (I)	638	7,120
Performance Food Group Company (I)	2,759	68,423
PriceSmart, Inc.	723	60,558
Rite Aid Corp. (I)	25,078	192,850
Safeway, Inc. (I)	10,766	1,454
Smart & Final Stores, Inc. (I)	1,821	23,254
SpartanNash Company	915	26,462
Sprouts Farmers Market, Inc. (I)	3,689	76,178
SUPERVALU, Inc. (I)	6,097	30,424
Sysco Corp.	13,444	658,890
The Andersons, Inc.	712	25,760
The Chefs’ Warehouse, Inc. (I)	749	8,344
The Kroger Company	22,745	675,072
United Natural Foods, Inc. (I)	1,230	49,249
US Foods Holding Corp. (I)	5,095	120,293
Village Super Market, Inc., Class A	298	9,539
Wal-Mart Stores, Inc.	74,412	5,366,593
Walgreens Boots Alliance, Inc.	26,164	2,109,342
Weis Markets, Inc.	672	35,616
Whole Foods Market, Inc.	7,679	217,700
		13,778,587
Food products - 2.0%
Amplify Snack Brands, Inc. (I)(L)	1,795	29,079
Archer-Daniels-Midland Company	14,052	592,573
B&G Foods, Inc.	1,483	72,934
Blue Buffalo Pet Products, Inc. (I)	4,709	111,886
Bunge, Ltd.	3,331	197,295
Cal-Maine Foods, Inc. (L)	1,128	43,473
Calavo Growers, Inc.	391	25,583
Campbell Soup Company	7,356	402,373
ConAgra Foods, Inc.	10,414	490,604
Darling Ingredients, Inc. (I)	3,756	50,744
Dean Foods Company	2,078	34,079
Farmer Brothers Company (I)	451	16,033
Flowers Foods, Inc. (L)	4,909	74,224
Fresh Del Monte Produce, Inc.	1,244	74,516
Freshpet, Inc. (I)	980	8,477
General Mills, Inc.	14,186	906,202
Golden Enterprises, Inc.	781	9,364
Hormel Foods Corp.	12,701	481,749
Ingredion, Inc.	1,727	229,795
J&J Snack Foods Corp.	427	50,864
John B. Sanfilippo & Son, Inc.	291	14,937
Kellogg Company	8,355	647,262
Lancaster Colony Corp.	662	87,444
Landec Corp. (I)	774	10,379
Lifeway Foods, Inc. (I)	598	10,130

The accompanying notes are an integral part of the financial statements.
273

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Limoneira Company	516	$9,752
McCormick & Company, Inc.	3,000	299,760
Mead Johnson Nutrition Company	4,460	352,385
Mondelez International, Inc., Class A	37,080	1,627,812
Omega Protein Corp. (I)	623	14,560
Pilgrim’s Pride Corp.	6,123	129,318
Pinnacle Foods, Inc.	2,785	139,723
Post Holdings, Inc. (I)	1,528	117,916
Sanderson Farms, Inc.	556	53,559
Seaboard Corp. (I)	28	96,320
Seneca Foods Corp., Class A (I)	278	7,851
Snyder’s-Lance, Inc.	2,304	77,368
The Hain Celestial Group, Inc. (I)	2,514	89,448
The Hershey Company	5,093	486,891
The J.M. Smucker Company	2,850	386,289
The Kraft Heinz Company	29,037	2,599,102
The WhiteWave Foods Company (I)	4,197	228,443
Tootsie Roll Industries, Inc. (L)	1,483	54,619
TreeHouse Foods, Inc. (I)	1,341	116,922
Tyson Foods, Inc., Class A	8,825	658,963
		12,219,000
Household products - 1.5%
Central Garden & Pet Company, Class A (I)	1,095	27,156
Church & Dwight Company, Inc.	6,136	294,037
Colgate-Palmolive Company	21,339	1,582,073
Energizer Holdings, Inc.	1,459	72,892
HRG Group, Inc. (I)	4,972	78,060
Kimberly-Clark Corp.	8,587	1,083,164
Orchids Paper Products Company	313	8,523
The Clorox Company	3,078	385,304
The Procter & Gamble Company	63,597	5,707,831
WD-40 Company	367	41,262
		9,280,302
Personal products - 0.3%
Avon Products, Inc.	9,953	56,334
Coty, Inc., Class A (I)(L)	8,159	191,737
Edgewell Personal Care Company (I)	1,392	110,692
Herbalife, Ltd. (I)(L)	2,243	139,044
Inter Parfums, Inc.	827	26,687
Lifevantage Corp. (I)	400	3,784
Mannatech, Inc.	243	4,357
Medifast, Inc.	325	12,282
Nu Skin Enterprises, Inc., Class A	1,393	90,239
Revlon, Inc., Class A (I)	1,335	49,101
Synutra International, Inc. (I)	1,786	7,608
The Estee Lauder Companies, Inc., Class A	8,828	781,808
The Female Health Company (I)	941	1,148
United-Guardian, Inc.	255	3,713
USANA Health Sciences, Inc. (I)	278	38,461
		1,516,995
Tobacco - 1.4%
Altria Group, Inc.	46,743	2,955,560
Philip Morris International, Inc.	37,065	3,603,459
Reynolds American, Inc.	34,090	1,607,344
Universal Corp.	512	29,809
Vector Group, Ltd. (L)	3,060	65,875
		8,262,047
		56,276,984

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy - 7.5%
Energy equipment and services - 0.9%
Archrock Partners LP	1,288	$18,959
Archrock, Inc.	1,574	20,588
Atwood Oceanics, Inc. (L)	1,533	13,322
Baker Hughes, Inc.	10,509	530,389
Basic Energy Services, Inc. (I)(L)	1,040	863
Bristow Group, Inc.	775	10,866
C&J Energy Services, Ltd. (I)(L)	2,951	2,449
CARBO Ceramics, Inc.	550	6,017
CSI Compressco LP	937	9,923
Dawson Geophysical Company (I)	413	3,151
Diamond Offshore Drilling, Inc. (L)	3,330	58,641
Dril-Quip, Inc. (I)	921	51,337
Exterran Corp. (I)	787	12,340
Fairmount Santrol Holdings, Inc. (I)(L)	4,054	34,378
FMC Technologies, Inc. (I)	5,491	162,918
Forum Energy Technologies, Inc. (I)	2,178	43,255
Geospace Technologies Corp. (I)	318	6,195
Gulfmark Offshore, Inc., Class A (I)	652	1,095
Halliburton Company	20,539	921,790
Helix Energy Solutions Group, Inc. (I)	2,492	20,260
Helmerich & Payne, Inc. (L)	2,579	173,567
Hornbeck Offshore Services, Inc. (I)	906	4,983
Key Energy Services, Inc. (I)	3,596	149
Matrix Service Company (I)	756	14,183
McDermott International, Inc. (I)	5,524	27,675
Mitcham Industries, Inc. (I)	331	1,092
Nabors Industries, Ltd.	6,927	84,232
National Oilwell Varco, Inc.	9,076	333,452
Natural Gas Services Group, Inc. (I)	382	9,393
Newpark Resources, Inc. (I)	1,864	13,719
Nuverra Environmental Solutions, Inc. (I)	513	103
Oceaneering International, Inc.	2,388	65,694
Oil States International, Inc. (I)	1,241	39,178
Parker Drilling Company (I)	3,008	6,527
Patterson-UTI Energy, Inc.	3,410	76,282
PHI, Inc. (I)	416	7,559
Pioneer Energy Services Corp. (I)	1,558	6,294
RigNet, Inc. (I)	493	7,454
Rowan Companies PLC, Class A	2,839	43,039
RPC, Inc. (I)(L)	5,171	86,873
Schlumberger, Ltd.	33,218	2,612,264
SEACOR Holdings, Inc. (I)	397	23,618
Superior Energy Services, Inc.	3,634	65,049
Tesco Corp.	1,032	8,421
TETRA Technologies, Inc. (I)	2,105	12,862
Tidewater, Inc.	1,167	3,291
Unit Corp. (I)	1,166	21,688
USA Compression Partners LP	1,391	26,123
Willbros Group, Inc. (I)	1,365	2,566
		5,706,066
Oil, gas and consumable fuels - 6.6%
Abraxas Petroleum Corp. (I)	2,156	3,644
Adams Resources & Energy, Inc.	152	5,977
Alliance Holdings GP LP	1,310	34,126
Alliance Resource Partners LP	1,688	37,440
Alon USA Energy, Inc.	1,778	14,331
Alon USA Partners LP	1,451	12,464
American Midstream Partners LP	899	13,278
Amyris, Inc. (I)	4,111	2,384
Anadarko Petroleum Corp.	12,217	774,069
Antero Midstream Partners LP	4,222	112,727

The accompanying notes are an integral part of the financial statements.
274

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Antero Resources Corp. (I)	6,634	$178,786
Apache Corp.	9,077	579,748
Arch Coal, Inc. (I)	500	92
Atlas Energy Group LLC (I)	624	930
Bill Barrett Corp. (I)	1,147	6,377
Black Stone Minerals LP	4,666	83,101
Blueknight Energy Partners LP	1,840	11,206
Boardwalk Pipeline Partners LP	5,836	100,146
Bonanza Creek Energy, Inc. (I)	1,298	1,324
BP Prudhoe Bay Royalty Trust	520	9,703
BreitBurn Energy Partners LP	5,548	347
Buckeye Partners LP	3,089	221,172
Cabot Oil & Gas Corp.	11,097	286,303
California Resources Corp. (I)	1,114	13,925
Callon Petroleum Company (I)	3,189	50,067
Calumet Specialty Products Partners LP	1,730	7,802
Carrizo Oil & Gas, Inc. (I)	1,471	59,752
Cheniere Energy Partners LP	8,142	238,235
Cheniere Energy, Inc. (I)	5,652	246,427
Chesapeake Energy Corp. (I)(L)	16,916	106,063
Chevron Corp.	44,980	4,629,342
Cimarex Energy Company	2,267	304,617
Clayton Williams Energy, Inc. (I)	276	23,581
Clean Energy Fuels Corp. (I)	2,565	11,466
Cloud Peak Energy, Inc. (I)	1,465	7,970
Cobalt International Energy, Inc. (I)	10,199	12,647
Columbia Pipeline Partners LP	2,407	38,849
Comstock Resources, Inc. (I)	240	1,834
Concho Resources, Inc. (I)	3,137	430,867
Cone Midstream Partners LP	1,410	25,521
ConocoPhillips	29,600	1,286,712
CONSOL Energy, Inc.	5,391	103,507
Continental Resources, Inc. (I)	8,890	461,924
Crestwood Equity Partners LP	1,757	37,336
CrossAmerica Partners LP	777	19,728
CVR Refining LP	3,624	31,782
DCP Midstream Partners LP	2,713	95,850
Delek Logistics Partners LP	591	16,891
Delek US Holdings, Inc.	1,438	24,863
Denbury Resources, Inc. (I)(L)	8,232	26,589
Devon Energy Corp.	12,568	554,374
DHT Holdings, Inc.	104	436
Diamondback Energy, Inc. (I)	1,702	164,311
Dominion Midstream Partners LP	1,950	46,625
Dorchester Minerals LP	915	14,100
Dorian LPG, Ltd. (I)	1,398	8,388
Eclipse Resources Corp. (I)	5,786	19,036
Emerge Energy Services LP (I)	540	7,042
Enable Midstream Partners LP	5,323	81,176
Enbridge Energy Management LLC (I)	2,014	51,236
Enbridge Energy Partners LP	6,298	160,158
Energen Corp.	2,343	135,238
Energy Fuels, Inc. (I)	636	1,011
Energy Transfer Equity LP	24,958	419,045
Energy Transfer Partners LP	12,380	458,060
Energy XXI, Ltd. (I)	5,192	286
EnLink Midstream LLC (L)	4,365	73,114
EnLink Midstream Partners LP	7,891	139,750
Enterprise Products Partners LP	49,634	1,371,387
EOG Resources, Inc.	13,147	1,271,446
EP Energy Corp., Class A (I)(L)	5,818	25,483
EQT Corp.	4,117	298,977
EQT GP Holdings LP	6,386	160,097

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
EQT Midstream Partners LP	1,843	$140,418
EV Energy Partners LP	1,057	2,537
EXCO Resources, Inc. (I)	6,714	7,184
Exxon Mobil Corp.	98,990	8,639,847
Foresight Energy LP	1,572	5,974
Gastar Exploration, Inc. (I)	4,814	4,067
Gener8 Maritime, Inc. (I)	2,175	11,136
Genesis Energy LP	2,611	99,140
Gevo, Inc. (I)	541	261
Global Partners LP	689	11,120
Green Plains, Inc.	981	25,702
Gulfport Energy Corp. (I)	3,022	85,372
Halcon Resources Corp. (I)	92	863
Hallador Energy Company	826	6,509
Harvest Natural Resources, Inc. (I)	980	788
Hess Corp.	7,582	406,547
Holly Energy Partners LP	1,400	47,502
HollyFrontier Corp.	4,214	103,243
Houston American Energy Corp. (I)	690	131
Hugoton Royalty Trust	1,047	2,471
Hyperdynamics Corp. (I)	479	575
Isramco, Inc. (I)	58	4,837
Jones Energy, Inc., Class A (I)	1,547	5,507
Kinder Morgan, Inc.	53,304	1,232,922
Laredo Petroleum, Inc. (I)	5,556	71,672
Legacy Reserves LP	2,032	2,743
Linn Energy LLC (I)	8,210	452
LinnCo LLC (I)	2,890	130
Lucas Energy, Inc. (I)(L)	1,204	3,624
Magellan Midstream Partners LP	5,447	385,321
Marathon Oil Corp.	20,352	321,765
Marathon Petroleum Corp.	12,639	513,017
Martin Midstream Partners LP	822	16,473
Matador Resources Company (I)	2,374	57,783
Memorial Production Partners LP	2,018	3,592
Mid-Con Energy Partners LP (I)	778	2,241
Midcoast Energy Partners LP	1,048	8,793
MPLX LP	8,261	279,717
Murphy Oil Corp.	4,071	123,758
Natural Resource Partners LP	256	7,142
Newfield Exploration Company (I)	4,760	206,870
Noble Energy, Inc.	10,251	366,371
Northern Oil and Gas, Inc. (I)	1,562	4,186
NuStar Energy LP	1,916	94,995
NuStar GP Holdings LLC	1,048	26,808
Oasis Petroleum, Inc. (I)	4,465	51,214
Occidental Petroleum Corp.	18,248	1,330,644
ONEOK Partners LP	6,751	269,702
ONEOK, Inc.	4,989	256,385
Overseas Shipholding Group, Inc., Class A	1,656	17,504
Pacific Ethanol, Inc. (I)	607	4,194
Panhandle Oil and Gas, Inc., Class A	388	6,802
Parsley Energy, Inc., Class A (I)	3,924	131,493
PBF Energy, Inc., Class A	2,230	50,487
PBF Logistics LP	511	10,128
PDC Energy, Inc. (I)	1,108	74,302
Peabody Energy Corp. (I)	438	679
PennTex Midstream Partners LP	417	7,239
PetroQuest Energy, Inc. (I)	417	1,443
Phillips 66	12,528	1,009,130
Phillips 66 Partners LP	2,304	111,974
Pioneer Natural Resources Company	3,903	724,592
Plains All American Pipeline LP	9,439	296,479

The accompanying notes are an integral part of the financial statements.
275

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Plains GP Holdings LP, Class A	15,102	$195,420
QEP Resources, Inc.	5,793	113,137
Range Resources Corp.	5,898	228,552
Renewable Energy Group, Inc. (I)	1,196	10,130
Resolute Energy Corp. (I)	442	11,519
REX American Resources Corp. (I)	197	16,698
Rhino Resource Partners LP (I)	112	215
Rice Energy, Inc. (I)	3,753	97,991
Rice Midstream Partners LP	1,223	29,670
RSP Permian, Inc. (I)	2,375	92,103
Sanchez Energy Corp. (I)	1,465	12,951
SandRidge Energy, Inc. (I)	10,864	130
SandRidge Mississippian Trust	505	707
SemGroup Corp., Class A	2,057	72,736
Shell Midstream Partners LP	3,932	126,139
Ship Finance International, Ltd. (L)	2,094	30,845
SM Energy Company	1,585	61,149
Southwestern Energy Company (I)	9,239	127,868
Spectra Energy Corp.	16,675	712,856
Spectra Energy Partners LP	6,940	303,209
Stone Energy Corp. (I)	129	1,533
Summit Midstream Partners LP	1,653	37,920
Sunoco Logistics Partners LP	7,041	200,035
Sunoco LP	2,643	76,673
Swift Energy Company (I)	9	279
Synergy Resources Corp. (I)	4,684	32,460
Syntroleum Corp. (I)	371	247
Tallgrass Energy GP LP	3,872	93,122
Tallgrass Energy Partners LP	1,697	81,795
Targa Resources Corp.	3,864	189,761
TC PipeLines LP	1,593	90,849
Teekay Corp.	1,672	12,891
Tengasco, Inc. (I)	1,070	1,231
Tesoro Corp.	2,845	226,348
Tesoro Logistics LP	2,227	107,876
The Williams Companies, Inc.	17,798	546,933
TransMontaigne Partners LP	375	15,473
Triangle Petroleum Corp. (I)	2,167	596
U.S. Energy Corp. (I)	175	306
Uranium Energy Corp. (I)	2,161	2,133
Uranium Resources, Inc. (I)	3,461	4,430
USD Partners LP	774	9,582
VAALCO Energy, Inc. (I)	1,471	1,367
Valero Energy Corp.	11,193	593,229
Valero Energy Partners LP	1,671	73,006
Vanguard Natural Resources LLC	658	595
Viper Energy Partners LP	1,860	30,039
Voc Energy Trust	1,007	3,001
W&T Offshore, Inc. (I)	1,817	3,198
Western Gas Equity Partners LP	5,241	222,690
Western Gas Partners LP	3,142	172,967
Western Refining Logistics LP	1,243	28,813
Western Refining, Inc.	2,188	57,894
Westmoreland Coal Company (I)	461	4,084
Westmoreland Resource Partner	664	3,718
Whiting Petroleum Corp. (I)	4,960	43,350
World Fuel Services Corp.	1,687	78,041
World Point Terminals LP	1,085	16,264
WPX Energy, Inc. (I)	6,423	84,719
Yuma Energy, Inc. (I)	2,484	621
		39,355,189
		45,061,255

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 13.2%
Banks - 5.2%
1st Source Corp.	685	$24,451
Access National Corp.	397	9,488
Allegiance Bancshares, Inc. (I)	407	10,989
American National Bankshares, Inc.	401	11,208
Ameris Bancorp	787	27,506
AmeriServ Financial, Inc.	1,409	4,636
Ames National Corp.	411	11,368
Arrow Financial Corp.	402	13,188
Associated Banc-Corp.	3,482	68,212
Banc of California, Inc.	1,252	21,860
BancFirst Corp.	357	25,886
BancorpSouth, Inc.	2,182	50,622
Bank of America Corp.	245,370	3,840,041
Bank of Hawaii Corp.	1,017	73,855
Bank of Marin Bancorp	216	10,742
Bank of the Ozarks, Inc.	2,566	98,534
BankUnited, Inc.	2,340	70,668
Banner Corp.	845	36,960
Bar Harbor Bankshares	227	8,335
BB&T Corp.	19,693	742,820
Berkshire Hills Bancorp, Inc.	657	18,205
Blue Hills Bancorp, Inc.	748	11,235
BNC Bancorp	1,033	25,123
BOK Financial Corp. (L)	1,606	110,766
Boston Private Financial Holdings, Inc.	2,048	26,276
Bridge Bancorp, Inc.	443	12,665
Brookline Bancorp, Inc.	1,880	22,917
Bryn Mawr Bank Corp.	468	14,971
Camden National Corp.	257	12,269
Capital City Bank Group, Inc.	700	10,339
Cardinal Financial Corp.	786	20,507
Cascade Bancorp (I)	2,560	15,514
Cathay General Bancorp	1,785	54,942
CenterState Banks, Inc.	1,116	19,787
Central Pacific Financial Corp.	770	19,396
Century Bancorp, Inc., Class A	253	11,466
Chemical Financial Corp.	1,518	66,989
CIT Group, Inc.	4,816	174,821
Citigroup, Inc.	70,094	3,310,540
Citizens & Northern Corp.	620	13,621
Citizens Financial Group, Inc.	12,633	312,161
City Holding Company	365	18,356
CNB Financial Corp.	615	13,013
CoBiz Financial, Inc.	899	11,966
Columbia Banking System, Inc.	1,342	43,910
Comerica, Inc.	4,208	199,123
Commerce Bancshares, Inc.	2,190	107,879
Community Bank Systems, Inc.	990	47,629
Community Trust Bancorp, Inc.	429	15,920
CommunityOne Bancorp (I)	865	11,972
ConnectOne Bancorp, Inc.	880	15,893
CU Bancorp (I)	517	11,793
Cullen/Frost Bankers, Inc.	1,423	102,371
Customers Bancorp, Inc. (I)	591	14,870
CVB Financial Corp.	2,526	44,483
Eagle Bancorp, Inc. (I)	854	42,128
East West Bancorp, Inc.	3,355	123,162
Eastern Virginia Bankshares, Inc.	783	6,295
Enterprise Bancorp, Inc.	379	10,612
Enterprise Financial Services Corp.	463	14,469
Farmers Capital Bank Corp.	348	10,315
FCB Financial Holdings, Inc., Class A (I)	906	34,818

The accompanying notes are an integral part of the financial statements.
276

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fidelity Southern Corp.	691	$12,707
Fifth Third Bancorp	18,310	374,623
Financial Institutions, Inc.	436	11,820
First Bancorp	600	11,874
First BanCorp (I)	5,138	26,718
First Bancorp, Inc.	515	12,345
First Busey Corp.	887	20,046
First Citizens BancShares, Inc., Class A	285	83,759
First Commonwealth Financial Corp.	2,339	23,601
First Community Bancshares, Inc.	511	12,673
First Connecticut Bancorp, Inc.	622	11,065
First Financial Bancorp	1,424	31,100
First Financial Bankshares, Inc. (L)	1,502	54,733
First Financial Corp.	366	14,889
First Horizon National Corp.	5,404	82,303
First Interstate BancSystem, Inc., Class A	1,017	32,046
First Merchants Corp.	902	24,129
First Midwest Bancorp, Inc.	1,885	36,494
First NBC Bank Holding Company (I)	623	5,881
First Republic Bank	3,450	266,030
Flushing Financial Corp.	641	15,205
FNB Corp.	5,093	62,644
Franklin Financial Network, Inc. (I)	275	10,285
Fulton Financial Corp.	4,252	61,739
German American Bancorp, Inc.	400	15,572
Glacier Bancorp, Inc.	1,833	52,277
Great Southern Bancorp, Inc.	365	14,856
Great Western Bancorp, Inc.	1,278	42,583
Guaranty Bancorp	637	11,370
Hancock Holding Company	1,832	59,412
Hanmi Financial Corp.	689	18,148
Heartland Financial USA, Inc.	556	20,055
Heritage Commerce Corp.	1,070	11,706
Heritage Financial Corp.	791	14,198
Heritage Oaks Bancorp	1,292	10,594
Hilltop Holdings, Inc. (I)	2,495	56,038
Home BancShares, Inc.	3,500	72,835
Hope Bancorp, Inc.	3,241	56,296
Horizon Bancorp	382	11,223
Huntington Bancshares, Inc.	25,711	253,510
IBERIABANK Corp.	942	63,227
Independent Bank Corp. (MA)	558	30,182
Independent Bank Corp. (MI)	832	14,003
Independent Bank Group, Inc.	409	18,066
International Bancshares Corp.	1,624	48,363
Investors Bancorp, Inc.	7,583	91,072
JPMorgan Chase & Co.	87,299	5,813,240
KeyCorp	25,401	309,130
Lakeland Bancorp, Inc.	1,145	16,076
Lakeland Financial Corp.	535	18,950
LegacyTexas Financial Group, Inc.	1,099	34,761
Live Oak Bancshares, Inc.	879	12,675
M&T Bank Corp.	3,774	438,161
Macatawa Bank Corp.	1,149	9,181
MainSource Financial Group, Inc.	561	13,997
MB Financial, Inc.	1,784	67,863
Mercantile Bank Corp.	458	12,297
Merchants Bancshares, Inc.	374	12,114
Midland States Bancorp Inc	563	14,266
MidWestOne Financial Group, Inc.	398	12,087
MutualFirst Financial, Inc.	388	10,759
National Bank Holdings Corp., Class A	815	19,047
National Bankshares, Inc. (L)	347	12,763

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Commerce Corp. (I)	455	$12,312
NBT Bancorp, Inc.	992	32,607
Northrim BanCorp, Inc.	304	7,828
OFG Bancorp	1,164	11,768
Old National Bancorp	2,775	39,017
Pacific Continental Corp.	640	10,765
Pacific Premier Bancorp, Inc. (I)	598	15,823
PacWest Bancorp	2,892	124,096
Park National Corp.	373	35,808
Peapack Gladstone Financial Corp.	529	11,855
Penns Woods Bancorp, Inc.	256	11,382
Penson Worldwide, Inc. (I)	1,757	7
People’s United Financial, Inc.	7,363	116,483
People’s Utah Bancorp	695	14,143
Peoples Bancorp, Inc.	546	13,426
Pinnacle Financial Partners, Inc.	1,118	60,461
Popular, Inc.	2,351	89,855
Porter Bancorp, Inc. (I)	600	972
Preferred Bank	403	14,407
PrivateBancorp, Inc.	1,932	88,717
Prosperity Bancshares, Inc.	1,581	86,781
QCR Holdings, Inc.	346	10,982
Regions Financial Corp.	30,295	299,012
Renasant Corp.	1,074	36,119
Republic Bancorp, Inc., Class A	485	15,074
Republic First Bancorp, Inc. (I)	1,946	7,998
S&T Bancorp, Inc.	834	24,178
Sandy Spring Bancorp, Inc.	550	16,819
Seacoast Banking Corp. of Florida (I)	961	15,462
ServisFirst Bancshares, Inc.	655	34,001
Sierra Bancorp	534	10,018
Signature Bank (I)	1,184	140,245
Simmons First National Corp., Class A	693	34,581
South State Corp.	607	45,549
Southside Bancshares, Inc.	561	18,053
Southwest Bancorp, Inc.	631	11,983
Sterling Bancorp	3,154	55,195
Stock Yards Bancorp, Inc.	522	17,205
Suffolk Bancorp	326	11,335
Sun Bancorp, Inc.	653	15,058
SunTrust Banks, Inc.	11,948	523,322
SVB Financial Group (I)	1,210	133,753
Synovus Financial Corp.	3,049	99,184
TCF Financial Corp.	4,229	61,363
Texas Capital Bancshares, Inc. (I)	1,138	62,499
The Bancorp, Inc. (I)	1,064	6,831
The First of Long Island Corp.	427	14,155
The PNC Financial Services Group, Inc.	11,900	1,072,071
Tompkins Financial Corp.	309	23,611
Towne Bank	1,884	45,273
TriCo Bancshares	545	14,590
TriState Capital Holdings, Inc. (I)	734	11,854
Trustmark Corp.	1,580	43,545
U.S. Bancorp	41,186	1,766,468
UMB Financial Corp.	1,204	71,578
Umpqua Holdings Corp.	5,147	77,462
Union Bankshares Corp.	1,081	28,938
United Bankshares, Inc. (L)	1,602	60,347
United Community Banks, Inc.	1,765	37,100
United Security Bancshares/Fresno CA (I)	895	5,468
Univest Corp. of Pennsylvania	2,751	64,263
Valley National Bancorp	5,639	54,867
Washington Trust Bancorp, Inc.	492	19,788

The accompanying notes are an integral part of the financial statements.
277

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
WashingtonFirst Bankshare, Inc.	372	$9,155
Webster Financial Corp.	2,088	79,365
Wells Fargo & Company	121,225	5,367,843
WesBanco, Inc.	809	26,600
West Bancorporation, Inc.	604	11,838
WestAmerica Bancorporation (L)	587	29,867
Western Alliance Bancorp (I)	2,473	92,836
Wintrust Financial Corp.	1,120	62,238
Yadkin Financial Corp.	1,185	31,154
Zions Bancorporation	4,758	147,593
		31,232,717
Capital markets - 3.0%
Affiliated Managers Group, Inc. (I)	1,299	187,965
AllianceBernstein Holding LP	2,389	54,469
American Capital, Ltd. (I)	5,046	85,328
Ameriprise Financial, Inc.	3,950	394,092
Apollo Investment Corp.	5,361	31,094
Ares Capital Corp.	7,269	112,670
Ares Management LP	1,977	34,420
Arlington Asset Investment Corp., Class A	677	10,013
Artisan Partners Asset Management, Inc., Class A	1,735	47,192
Ashford, Inc. (I)	93	4,408
Associated Capital Group, Inc., Class A	622	22,056
Bats Global Markets, Inc.	2,322	69,962
BGC Partners, Inc., Class A	6,607	57,811
BlackRock Capital Investment Corp.	1,786	14,788
BlackRock, Inc.	3,896	1,412,144
Capitala Finance Corp.	448	5,873
CBOE Holdings, Inc.	1,984	128,662
CME Group, Inc.	8,092	845,776
Cohen & Steers, Inc.	1,079	46,127
Cowen Group, Inc., Class A (I)	2,816	10,222
Diamond Hill Investment Group, Inc.	78	14,414
E*TRADE Financial Corp. (I)	6,675	194,376
Eaton Vance Corp.	2,769	108,129
Ellington Financial LLC	739	12,319
Evercore Partners, Inc., Class A	903	46,514
FactSet Research Systems, Inc.	963	156,102
Federated Investors, Inc., Class B	2,537	75,171
Fidus Investment Corp.	459	7,229
Fifth Street Asset Management, Inc.	1,595	8,788
Fifth Street Finance Corp.	3,923	22,793
Financial Engines, Inc.	1,559	46,318
Fortress Investment Group LLC, Class A	9,373	46,303
Franklin Resources, Inc.	13,992	497,695
FS Investment Corp. (L)	5,942	56,271
FXCM, Inc., Class A (I)	110	965
GAIN Capital Holdings, Inc.	1,162	7,181
GAMCO Investors, Inc., Class A	797	22,691
Gladstone Capital Corp.	569	4,626
Gladstone Investment Corp.	1,494	13,282
Golub Capital BDC, Inc.	1,025	19,034
Greenhill & Company, Inc.	703	16,570
Harris & Harris Group, Inc. (I)	1,138	1,570
Hercules Capital, Inc.	1,774	24,055
Horizon Technology Finance Corp.	275	3,729
Houlihan Lokey, Inc.	363	9,093
Interactive Brokers Group, Inc., Class A	1,538	54,245
Intercontinental Exchange, Inc.	2,836	763,905
INTL. FCStone, Inc. (I)	465	18,065
Invesco, Ltd.	9,973	311,856
Investment Technology Group, Inc.	961	16,472

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Janus Capital Group, Inc.	4,317	$60,481
KCAP Financial, Inc.	1,450	6,714
Ladenburg Thalmann
Financial Services, Inc. (I)	4,635	10,707
Lazard, Ltd., Class A	3,098	112,643
Legg Mason, Inc.	2,604	87,182
LPL Financial Holdings, Inc. (L)	2,228	66,639
Main Street Capital Corp.	1,289	44,251
MarketAxess Holdings, Inc.	912	151,018
Medallion Financial Corp.	722	3,047
Medley Capital Corp.	1,736	13,246
Moelis & Company, Class A	1,259	33,855
Monroe Capital Corp.	606	9,532
Moody’s Corp.	4,636	501,986
Morgan Stanley	46,258	1,483,031
Morningstar, Inc.	1,062	84,185
MSCI, Inc.	2,292	192,390
MVC Capital, Inc.	586	4,858
Nasdaq, Inc.	3,882	262,190
New Mountain Finance Corp.	1,367	18,810
Newtek Business Services Corp.	506	7,216
Northern Trust Corp.	5,412	367,962
Northstar Asset Management, Inc.	4,555	58,896
Oaktree Capital Group LLC	3,643	154,463
Och-Ziff Capital Management Group LLC, Class A	11,717	50,852
Oppenheimer Holdings, Inc., Class A	428	6,116
PennantPark Floating Rate Capital, Ltd.	888	11,748
PennantPark Investment Corp.	1,523	11,453
Piper Jaffray Companies (I)	361	17,436
Prospect Capital Corp. (L)	8,642	70,000
Pzena Investment Management, Inc., Class A	2,091	16,101
Raymond James Financial, Inc.	3,380	196,750
S&P Global, Inc.	6,314	799,100
SEI Investments Company	3,871	176,556
Solar Capital, Ltd.	945	19,391
Solar Senior Capital, Ltd.	600	9,726
State Street Corp.	9,455	658,352
Stellus Capital Investment Corp.	533	5,804
Stifel Financial Corp. (I)	1,589	61,097
T. Rowe Price Group, Inc.	5,909	392,949
TCP Capital Corp.	1,223	20,033
TD Ameritrade Holding Corp.	12,644	445,575
The Bank of New York Mellon Corp.	25,733	1,026,232
The Blackstone Group LP	14,923	380,984
The Carlyle Group LP	2,076	32,323
The Charles Schwab Corp.	31,579	996,949
The Goldman Sachs Group, Inc.	9,909	1,598,024
TheStreet, Inc.	2,512	2,763
THL Credit, Inc.	1,140	10,864
Thomson Reuters Corp.	17,901	740,743
TICC Capital Corp.	1,539	8,957
TPG Specialty Lending, Inc.	1,490	26,984
Triangle Capital Corp.	914	18,006
TriplePoint Venture Growth BDC Corp.	664	7,038
U.S. Global Investors, Inc., Class A	1,559	2,869
Value Line, Inc.	382	6,204
Virtu Financial, Inc., Class A	3,420	51,197
Virtus Investment Partners, Inc.	232	22,704
Waddell & Reed Financial, Inc., Class A	1,952	35,448
Westwood Holdings Group, Inc.	196	10,410
WhiteHorse Finance, Inc.	443	4,842

The accompanying notes are an integral part of the financial statements.
278

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
WisdomTree Investments, Inc. (L)	3,238	$33,319
		17,876,034
Consumer finance - 0.7%
American Express Company	22,707	1,454,156
Asta Funding, Inc. (I)	529	5,555
Atlanticus Holdings Corp. (I)	1,048	3,207
Capital One Financial Corp.	12,214	877,332
Credit Acceptance Corp. (I)(L)	482	96,916
Discover Financial Services	9,810	554,756
Emergent Capital, Inc. (I)	1,420	4,161
Encore Capital Group, Inc. (I)	614	13,803
Enova International, Inc. (I)	650	6,292
EZCORP, Inc., Class A (I)	1,228	13,582
FirstCash, Inc.	1,135	53,436
Green Dot Corp., Class A (I)	1,164	26,842
Navient Corp.	7,832	113,329
Nelnet, Inc., Class A	1,071	43,236
OneMain Holdings, Inc. (I)	3,202	99,102
PRA Group, Inc. (I)	1,203	41,552
Regional Management Corp. (I)	398	8,617
Santander Consumer USA Holdings, Inc. (I)	8,373	101,816
SLM Corp. (I)	10,289	76,859
Synchrony Financial	19,983	559,524
World Acceptance Corp. (I)	222	10,887
		4,164,960
Diversified financial services - 1.5%
BBX Capital Corp., Class A (I)	428	8,830
Berkshire Hathaway, Inc., Class B (I)	59,980	8,665,311
Leucadia National Corp.	8,626	164,239
Marlin Business Services Corp.	471	9,128
NewStar Financial, Inc. (I)	1,315	12,769
On Deck Capital, Inc. (I)	1,683	9,593
PICO Holdings, Inc. (I)	659	7,770
Voya Financial, Inc.	4,896	141,103
		9,018,743
Insurance - 2.4%
Aflac, Inc.	9,844	707,488
Alleghany Corp. (I)	369	193,732
American Equity Investment Life Holding Company	1,878	33,297
American Financial Group, Inc.	2,113	158,475
American International Group, Inc.	26,737	1,586,574
American National Insurance Company	645	78,664
AMERISAFE, Inc.	428	25,158
AmTrust Financial Services, Inc.	4,187	112,337
Arch Capital Group, Ltd. (I)	2,904	230,171
Argo Group International Holdings, Ltd.	722	40,735
Arthur J. Gallagher & Company	4,192	213,247
Aspen Insurance Holdings, Ltd.	1,417	66,018
Assurant, Inc.	1,469	135,515
Assured Guaranty, Ltd.	3,108	86,247
Axis Capital Holdings, Ltd.	2,124	115,397
Baldwin & Lyons, Inc., Class B	567	14,532
Brown & Brown, Inc.	3,305	124,632
Cincinnati Financial Corp.	3,911	294,968
Citizens, Inc. (I)	1,597	14,948
CNA Financial Corp.	6,546	225,248
CNO Financial Group, Inc.	4,256	64,989
Conifer Holdings, Inc. (I)	710	5,914
Crawford & Company, Class B	1,640	18,614
eHealth, Inc. (I)	439	4,921

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Employers Holdings, Inc.	815	$24,311
Endurance Specialty Holdings, Ltd.	1,539	100,728
Enstar Group, Ltd. (I)	365	60,032
Erie Indemnity Company, Class A	1,084	110,644
Everest Re Group, Ltd.	973	184,841
FBL Financial Group, Inc., Class A	598	38,254
Federated National Holding Company	385	7,196
Fidelity & Guaranty Life (L)	1,517	35,179
First American Financial Corp.	2,568	100,871
FNF Group	6,537	241,281
Genworth Financial, Inc., Class A (I)	12,616	62,575
HCI Group, Inc.	331	10,049
Health Insurance Innovations, Inc., Class A (I)	1,218	6,395
Heritage Insurance Holdings, Inc.	903	13,012
Horace Mann Educators Corp.	1,077	39,472
Independence Holding Company	527	9,054
Infinity Property & Casualty Corp.	294	24,293
Investors Title Company	81	8,060
Kansas City Life Insurance Company	297	11,954
Kemper Corp.	1,316	51,745
Lincoln National Corp.	5,719	268,679
Loews Corp.	8,076	332,327
Maiden Holdings, Ltd.	1,994	25,304
Markel Corp. (I)	333	309,280
Marsh & McLennan Companies, Inc.	12,423	835,447
MBIA, Inc. (I)	3,425	26,681
Mercury General Corp.	1,321	72,457
MetLife, Inc.	26,255	1,166,510
National General Holdings Corp.	2,687	59,759
National Interstate Corp.	521	16,948
National Western Life Group, Inc., Class A	100	20,537
Old Republic International Corp.	6,320	111,358
OneBeacon Insurance Group, Ltd., Class A	2,595	37,057
Patriot National, Inc. (I)	905	8,154
Primerica, Inc.	1,095	58,068
Principal Financial Group, Inc.	6,975	359,282
ProAssurance Corp.	1,245	65,338
Prudential Financial, Inc.	10,536	860,264
Reinsurance Group of America, Inc.	1,491	160,939
RenaissanceRe Holdings, Ltd.	970	116,555
RLI Corp.	1,092	74,649
Safety Insurance Group, Inc.	377	25,342
Selective Insurance Group, Inc.	1,417	56,482
State Auto Financial Corp.	1,117	26,596
State National Companies, Inc.	1,118	12,432
Stewart Information Services Corp.	549	24,403
The Allstate Corp.	8,947	618,953
The Hanover Insurance Group, Inc.	1,016	76,627
The Hartford Financial Services Group, Inc.	9,403	402,636
The Navigators Group, Inc.	351	34,019
The Progressive Corp.	13,941	439,142
The Travelers Companies, Inc.	6,979	799,444
Torchmark Corp.	2,828	180,681
Trupanion, Inc. (I)	779	13,165
United Fire Group, Inc.	597	25,265
United Insurance Holdings Corp.	687	11,665
Universal Insurance Holdings, Inc. (L)	966	24,343
Unum Group	5,653	199,607
Validus Holdings, Ltd.	1,839	91,619
W.R. Berkley Corp.	2,938	169,699
White Mountains Insurance Group, Ltd.	117	97,110
		14,006,590

The accompanying notes are an integral part of the financial statements.
279

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts - 0.2%
AG Mortgage Investment Trust, Inc.	872	$13,734
Altisource Residential Corp.	1,526	16,633
American Capital Agency Corp.	7,715	150,751
Annaly Capital Management, Inc.	23,902	250,971
Anworth Mortgage Asset Corp.	3,235	15,916
Apollo Commercial Real Estate Finance, Inc.	1,879	30,759
Arbor Realty Trust, Inc.	1,351	10,024
Ares Commercial Real Estate Corp.	819	10,319
ARMOUR Residential REIT, Inc.	788	17,762
Blackstone Mortgage Trust, Inc., Class A	2,139	62,994
Capstead Mortgage Corp.	2,151	20,284
Chimera Investment Corp.	4,170	66,512
Colony Capital, Inc., Class A	2,835	51,682
CYS Investments, Inc.	3,038	26,491
Dynex Capital, Inc.	1,153	8,555
Five Oaks Investment Corp.	910	5,169
Great Ajax Corp.	489	6,675
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,117	26,104
Invesco Mortgage Capital, Inc.	2,791	42,507
iStar, Inc. (I)	1,637	17,565
Ladder Capital Corp.	2,583	34,199
MFA Financial, Inc.	9,061	67,776
MTGE Investment Corp.	1,180	20,284
New Residential Investment Corp.	5,256	72,585
New York Mortgage Trust, Inc.	2,737	16,477
Newcastle Investment Corp.	1,798	8,145
Orchid Island Capital, Inc.	669	6,971
Owens Realty Mortgage, Inc.	632	10,946
PennyMac Mortgage Investment Trust	1,521	23,697
Redwood Trust, Inc.	1,693	23,973
Resource Capital Corp.	801	10,261
Starwood Property Trust, Inc.	5,565	125,324
Two Harbors Investment Corp.	7,848	66,943
Western Asset Mortgage Capital Corp.	1,122	11,691
		1,350,679
Thrifts and mortgage finance - 0.2%
Astoria Financial Corp.	2,156	31,478
Bank Mutual Corp.	1,444	11,090
BankFinancial Corp.	780	9,906
Bear State Financial, Inc.	1,178	10,826
Beneficial Bancorp, Inc. (I)	1,662	24,448
BofI Holding, Inc. (I)(L)	1,568	35,123
BSB Bancorp, Inc. (I)	420	9,841
Capitol Federal Financial, Inc.	3,236	45,531
Charter Financial Corp.	575	7,406
Clifton Bancorp, Inc.	784	11,987
Dime Community Bancshares, Inc.	949	15,905
ESSA Bancorp, Inc.	523	7,233
EverBank Financial Corp.	3,087	59,764
Federal Agricultural Mortgage Corp., Class C	323	12,759
Federal Home Loan Mortgage Corp. (I)(L)	15,491	24,321
Federal National Mortgage Association (I)(L)	27,693	46,801
First Defiance Financial Corp.	230	10,267
Flagstar Bancorp, Inc. (I)	1,276	35,409
Home Bancorp, Inc.	348	9,744
HomeStreet, Inc. (I)	713	17,868
Impac Mortgage Holdings, Inc. (I)	266	3,509
Kearny Financial Corp.	2,372	32,283
Lake Sunapee Bank Group	301	5,439
LendingTree, Inc. (I)	265	25,681
Meridian Bancorp, Inc.	1,422	22,141
Meta Financial Group, Inc.	188	11,395

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
MGIC Investment Corp. (I)	8,139	$65,112
New York Community Bancorp, Inc.	11,358	161,624
Northfield Bancorp, Inc.	1,351	21,751
Northwest Bancshares, Inc.	2,375	37,311
OceanFirst Financial Corp.	639	12,307
Ocwen Financial Corp. (I)	2,993	10,984
Oritani Financial Corp.	1,190	18,707
PennyMac Financial Services, Inc., Class A (I)	670	11,397
PHH Corp. (I)	1,363	19,695
Provident Financial Holdings, Inc.	312	6,103
Provident Financial Services, Inc.	1,457	30,932
Radian Group, Inc.	5,284	71,598
Security National Financial Corp., Class A (I)	486	2,838
SI Financial Group, Inc.	511	6,745
Southern Missouri Bancorp, Inc.	279	6,947
Territorial Bancorp, Inc.	341	9,773
TFS Financial Corp.	6,864	122,248
TrustCo Bank Corp.	1,893	13,421
United Community Financial Corp.	1,925	13,687
United Financial Bancorp, Inc.	1,528	21,148
Walker & Dunlop, Inc. (I)	638	16,116
Walter Investment Management Corp. (I)	929	3,772
Washington Federal, Inc.	2,085	55,628
Westfield Financial, Inc.	804	6,151
WSFS Financial Corp.	723	26,382
		1,310,532
		78,960,255
Health care - 12.8%
Biotechnology - 3.1%
AbbVie, Inc.	40,100	2,529,107
ACADIA Pharmaceuticals, Inc. (I)(L)	2,783	88,527
Acceleron Pharma, Inc. (I)	885	32,028
Achillion Pharmaceuticals, Inc. (I)	3,638	29,468
Acorda Therapeutics, Inc. (I)	997	20,817
Aduro Biotech, Inc. (I)	1,449	18,011
Advaxis, Inc. (I)	705	7,536
Adverum Biotechnologies, Inc. (I)	534	2,195
Aegerion Pharmaceuticals, Inc. (I)	693	2,058
Affymax, Inc. (I)	914	69
Agenus, Inc. (I)	2,116	15,193
Agios Pharmaceuticals, Inc. (I)(L)	891	47,063
Aimmune Therapeutics, Inc. (I)	940	14,100
Akebia Therapeutics, Inc. (I)	1,194	10,806
Alder Biopharmaceuticals, Inc. (I)	1,275	41,782
Aldeyra Therapeutics, Inc. (I)	790	6,202
Alexion Pharmaceuticals, Inc. (I)	5,353	655,957
Alkermes PLC (I)	3,550	166,957
Alnylam Pharmaceuticals, Inc. (I)	2,012	136,373
AMAG Pharmaceuticals, Inc. (I)	937	22,966
Ambit Biosciences Corp. (I)	515	309
Amgen, Inc.	17,930	2,990,903
Amicus Therapeutics, Inc. (I)	3,292	24,361
Anthera Pharmaceuticals, Inc. (I)	1,412	4,448
Applied Genetic Technologies Corp. (I)	426	4,166
Aptevo Therapeutics, Inc. (I)	454	1,162
Ardelyx, Inc. (I)	547	7,078
Arena Pharmaceuticals, Inc. (I)	5,611	9,819
Argos Therapeutics, Inc. (I)	954	4,741
ARIAD Pharmaceuticals, Inc. (I)	4,350	59,552
ArQule, Inc. (I)	1,903	3,406
Array BioPharma, Inc. (I)(L)	3,361	22,687
Arrowhead Pharmaceuticals, Inc. (I)	1,191	8,754

The accompanying notes are an integral part of the financial statements.
280

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Asterias Biotherapeutics, Inc. (I)	151	$640
Atara Biotherapeutics, Inc. (I)	628	13,433
aTyr Pharma, Inc. (I)	680	2,162
AVEO Pharmaceuticals, Inc. (I)	937	834
Avexis, Inc. (I)	563	23,201
Bellicum Pharmaceuticals, Inc. (I)	735	14,627
BioCryst Pharmaceuticals, Inc. (I)	2,070	9,129
Biogen, Inc. (I)	5,232	1,637,773
BioMarin Pharmaceutical, Inc. (I)	3,885	359,440
BioSpecifics Technologies Corp. (I)	202	9,225
BioTime, Inc. (I)(L)	2,574	10,039
Bluebird Bio, Inc. (I)(L)	874	59,240
Blueprint Medicines Corp. (I)	706	20,968
Cara Therapeutics, Inc. (I)	670	5,595
Cascadian Therapeutics, Inc. (I)	3,009	4,935
Catabasis Pharmaceuticals, Inc. (I)	726	4,472
Catalyst Biosciences, Inc. (I)	103	125
Catalyst Pharmaceuticals, Inc. (I)	2,787	3,038
CEL-SCI Corp. (I)	923	282
Celgene Corp. (I)	18,495	1,933,282
Celldex Therapeutics, Inc. (I)(L)	2,434	9,833
Cepheid, Inc. (I)	1,746	91,997
ChemoCentryx, Inc. (I)	1,110	6,704
Chiasma, Inc. (I)	508	1,494
Chimerix, Inc. (I)	1,016	5,629
Cidara Therapeutics, Inc. (I)	342	3,916
Clovis Oncology, Inc. (I)	1,028	37,059
Coherus Biosciences, Inc. (I)	972	26,030
CoLucid Pharmaceuticals, Inc. (I)	647	24,683
Concert Pharmaceuticals, Inc. (I)	454	4,590
Corvus Pharmaceuticals, Inc. (I)	574	9,442
CTI BioPharma Corp. (I)	4,413	1,652
Curis, Inc. (I)	4,091	10,678
Cytokinetics, Inc. (I)	1,006	9,235
CytomX Therapeutics, Inc. (I)	800	12,544
Cytori Therapeutics, Inc. (I)	309	627
CytRx Corp. (I)	2,583	1,520
Dicerna Pharmaceuticals, Inc. (I)	583	3,428
Dimension Therapeutics, Inc. (I)	662	5,289
DNIB Unwind, Inc. (I)	634	139
Dyax Corp. (I)	3,471	8,504
Dynavax Technologies Corp. (I)	804	8,434
Eagle Pharmaceuticals, Inc. (I)	378	26,460
Edge Therapeutics, Inc. (I)	662	6,891
Editas Medicine, Inc. (I)	896	12,078
Eiger BioPharmaceuticals, Inc. (I)	326	4,365
Emergent BioSolutions, Inc. (I)	908	28,629
Enanta Pharmaceuticals, Inc. (I)(L)	448	11,921
Enzon Pharmaceuticals, Inc.	1,758	658
Epirus Biopharmaceuticals, Inc. (I)	1,141	17
Epizyme, Inc. (I)	1,122	11,040
Esperion Therapeutics, Inc. (I)	486	6,731
Exact Sciences Corp. (I)(L)	2,201	40,873
Exelixis, Inc. (I)	5,758	73,645
Fibrocell Science, Inc. (I)	1,483	1,068
FibroGen, Inc. (I)	1,476	30,553
Five Prime Therapeutics, Inc. (I)	729	38,265
Flexion Therapeutics, Inc. (I)	500	9,770
Fortress Biotech, Inc. (I)	808	2,400
Foundation Medicine, Inc. (I)	860	20,081
Galena Biopharma, Inc. (I)	4,519	1,583
Genocea Biosciences, Inc. (I)	1,282	6,564
Genomic Health, Inc. (I)	747	21,603

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Geron Corp. (I)(L)	3,630	$8,204
Gilead Sciences, Inc.	31,794	2,515,541
Global Blood Therapeutics, Inc. (I)(L)	1,015	23,396
GTx, Inc. (I)	7,366	5,768
Halozyme Therapeutics, Inc. (I)(L)	2,949	35,624
Idera Pharmaceuticals, Inc. (I)	3,698	9,467
Immune Design Corp. (I)	707	5,359
ImmunoCellular Therapeutics, Ltd. (I)	2,073	245
ImmunoGen, Inc. (I)	1,931	5,175
Immunomedics, Inc. (I)	2,223	7,225
Incyte Corp. (I)	4,481	422,513
Infinity Pharmaceuticals, Inc. (I)	1,260	1,966
Inotek Pharmaceuticals Corp. (I)	727	6,892
Inovio Pharmaceuticals, Inc. (I)(L)	1,582	14,744
Insmed, Inc. (I)	1,531	22,230
Insys Therapeutics, Inc. (I)(L)	1,808	21,316
Intellia Therapeutics, Inc. (I)	877	14,927
Intercept Pharmaceuticals, Inc. (I)(L)	590	97,108
Intrexon Corp. (I)(L)	2,713	76,018
Invitae Corp. (I)	887	7,770
Ionis Pharmaceuticals, Inc. (I)	2,873	105,267
Ironwood Pharmaceuticals, Inc. (I)	3,638	57,771
Juno Therapeutics, Inc. (I)(L)	2,544	76,345
Keryx Biopharmaceuticals, Inc. (I)(L)	2,736	14,528
Kite Pharma, Inc. (I)(L)	1,121	62,619
Kura Oncology, Inc. (I)	759	4,744
Lexicon Pharmaceuticals, Inc. (I)(L)	2,546	46,006
Ligand Pharmaceuticals, Inc. (I)	510	52,051
Loxo Oncology, Inc. (I)	490	12,828
MacroGenics, Inc. (I)	912	27,278
MannKind Corp. (I)(L)	9,636	5,974
MediciNova, Inc. (I)	860	6,441
Merrimack Pharmaceuticals, Inc. (I)(L)	3,467	22,015
MiMedx Group, Inc. (I)(L)	2,892	24,813
Minerva Neurosciences, Inc. (I)	973	13,734
Mirna Therapeutics, Inc. (I)	946	1,864
Momenta Pharmaceuticals, Inc. (I)	1,421	16,611
Myriad Genetics, Inc. (I)	1,697	34,924
NantKwest, Inc. (I)	1,904	14,813
Natera, Inc. (I)	1,204	13,376
Neuralstem, Inc. (I)	2,608	835
Neurocrine Biosciences, Inc. (I)	2,121	107,407
NewLink Genetics Corp. (I)	619	9,297
Nivalis Therapeutics, Inc. (I)	796	6,471
Northwest Biotherapeutics, Inc. (I)(L)	2,131	1,162
Novavax, Inc. (I)(L)	6,532	13,587
Omthera Pharmaceuticals, Inc. (I)	598	368
Oncocyte Corp. (I)	886	4,465
OncoGenex Pharmaceuticals, Inc. (I)	486	246
OncoMed Pharmaceuticals, Inc. (I)	930	10,630
Onconova Therapeutics, Inc. (I)	64	170
Ophthotech Corp. (I)	874	40,318
OPKO Health, Inc. (I)(L)	12,854	136,124
Oragenics, Inc. (I)	4,305	1,980
Osiris Therapeutics, Inc. (I)	877	4,350
Otonomy, Inc. (I)	782	14,225
OvaScience, Inc. (I)	722	5,170
PDL BioPharma, Inc.	3,871	12,968
Peregrine Pharmaceuticals, Inc. (I)	5,552	2,387
Pfenex, Inc. (I)	740	6,623
PharmAthene, Inc. (I)	2,050	5,945
Pieris Pharmaceuticals, Inc. (I)	2,635	4,822
Portola Pharmaceuticals, Inc. (I)	1,368	31,067

The accompanying notes are an integral part of the financial statements.
281

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Progenics Pharmaceuticals, Inc. (I)	2,184	$13,825
Pronai Therapeutics, Inc. (I)	660	1,201
Proteon Therapeutics, Inc. (I)	450	4,199
Proteostasis Therapeutics, Inc. (I)	529	8,247
PTC Therapeutics, Inc. (I)	811	11,362
Puma Biotechnology, Inc. (I)	760	50,958
Raptor Pharmaceutical Corp. (I)	2,154	19,321
Regeneron Pharmaceuticals, Inc. (I)	2,510	1,009,070
REGENXBIO, Inc. (I)	608	8,518
Regulus Therapeutics, Inc. (I)	1,345	4,439
Repligen Corp. (I)	766	23,126
Retrophin, Inc. (I)	849	19,001
Rigel Pharmaceuticals, Inc. (I)	2,154	7,905
Sage Therapeutics, Inc. (I)	725	33,386
Sangamo BioSciences, Inc. (I)	1,501	6,950
Sarepta Therapeutics, Inc. (I)	1,190	73,078
Savient Pharmaceuticals, Inc. (I)	1,834	0
Seattle Genetics, Inc. (I)	3,367	181,852
Seres Therapeutics, Inc. (I)(L)	886	10,889
SIGA Technologies, Inc. (I)	1,202	3,594
Spark Therapeutics, Inc. (I)(L)	687	41,261
Spectrum Pharmaceuticals, Inc. (I)	1,952	9,116
Strongbridge Biopharma PLC (I)	858	4,496
Sunesis Pharmaceuticals, Inc. (I)	266	1,162
Synergy Pharmaceuticals, Inc. (I)	3,789	20,877
Synthetic Biologics, Inc. (I)	2,609	4,487
T2 Biosystems, Inc. (I)	536	3,881
TESARO, Inc. (I)(L)	1,099	110,164
TetraLogic Pharmaceuticals Corp. (I)	2,672	421
Tobira Therapeutics, Inc. (I)	609	24,202
Tonix Pharmaceuticals Holding Corp. (I)	871	608
Tracon Pharmaceuticals, Inc. (I)	656	4,435
Trevena, Inc. (I)	1,343	9,065
Trius Therapeutics, Inc. (I)(L)	1,243	137
TrovaGene, Inc. (I)	1,127	5,060
Ultragenyx Pharmaceutical, Inc. (I)	923	65,478
United Therapeutics Corp. (I)	1,051	124,102
Vanda Pharmaceuticals, Inc. (I)	921	15,325
Vericel Corp. (I)	2,304	6,451
Versartis, Inc. (I)	943	11,552
Vertex Pharmaceuticals, Inc. (I)	5,911	515,498
Viking Therapeutics, Inc. (I)	1,807	2,566
Vitae Pharmaceuticals, Inc. (I)	611	12,782
Vital Therapies, Inc. (I)	664	4,064
Voyager Therapeutics, Inc. (I)	580	6,966
vTv Therapeutics, Inc., Class A (I)	1,149	8,261
XBiotech, Inc. (I)	884	11,899
Xencor, Inc. (I)	877	21,478
XOMA Corp. (I)	4,093	1,879
Zafgen, Inc. (I)	643	2,128
ZIOPHARM Oncology, Inc. (I)(L)	3,606	20,302
		18,636,794
Health care equipment and supplies - 2.2%
Abaxis, Inc.	590	30,456
Abbott Laboratories	35,111	1,484,844
ABIOMED, Inc. (I)	1,039	133,595
Accuray, Inc. (I)	1,959	12,479
Alere, Inc. (I)	2,048	88,556
Align Technology, Inc. (I)	1,916	179,625
Allied Healthcare Products, Inc. (I)	1,783	1,529
Alphatec Holdings, Inc. (I)	560	5,264
Analogic Corp.	318	28,175
AngioDynamics, Inc. (I)	1,074	18,838

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Anika Therapeutics, Inc. (I)	332	$15,886
AtriCure, Inc. (I)	914	14,459
Atrion Corp.	44	18,770
Avinger, Inc. (I)	287	1,369
Baxter International, Inc.	13,166	626,702
Becton, Dickinson and Company	5,059	909,254
Biolase, Inc. (I)	1,230	2,153
Boston Scientific Corp. (I)	32,411	771,382
Bovie Medical Corp. (I)	2,283	11,894
C.R. Bard, Inc.	1,741	390,471
Cantel Medical Corp.	1,032	80,475
Cardiovascular Systems, Inc. (I)	758	17,995
Cerus Corp. (I)	2,573	15,978
Cogentix Medical, Inc. (I)	741	1,349
ConforMIS, Inc. (I)	1,348	13,372
CONMED Corp.	658	26,359
CryoLife, Inc.	887	15,585
Cutera, Inc. (I)	556	6,628
Cynosure, Inc., Class A (I)	563	28,679
Danaher Corp.	21,425	1,679,506
Delcath Systems, Inc. (I)	653	1,613
DENTSPLY SIRONA, Inc.	5,598	332,689
DexCom, Inc. (I)	1,998	175,145
Edwards Lifesciences Corp. (I)	5,054	609,310
Endologix, Inc. (I)(L)	2,070	26,496
Entellus Medical, Inc. (I)	617	13,685
EnteroMedics, Inc. (I)	22,643	3,057
Exactech, Inc. (I)	465	12,569
FONAR Corp. (I)	177	3,636
GenMark Diagnostics, Inc. (I)	1,303	15,375
Glaukos Corp. (I)	796	30,041
Globus Medical, Inc., Class A (I)	2,313	52,204
Haemonetics Corp. (I)	1,210	43,814
Halyard Health, Inc. (I)	1,088	37,710
Hill-Rom Holdings, Inc.	1,571	97,371
Hologic, Inc. (I)	6,703	260,277
ICU Medical, Inc. (I)	410	51,816
IDEXX Laboratories, Inc. (I)	2,123	239,326
Inogen, Inc. (I)	515	30,849
Insulet Corp. (I)	1,332	54,532
Integer Holdings Corp. (I)	829	17,981
Integra LifeSciences Holdings Corp. (I)	890	73,470
Intuitive Surgical, Inc. (I)	908	658,146
Invacare Corp.	804	8,981
iRadimed Corp. (I)	216	3,670
Iridex Corp. (I)	351	5,086
K2M Group Holdings, Inc. (I)	1,052	18,705
Masimo Corp. (I)	1,228	73,054
Meridian Bioscience, Inc.	1,077	20,775
Merit Medical Systems, Inc. (I)	1,003	24,363
Natus Medical, Inc. (I)	845	33,200
Neogen Corp. (I)	891	49,843
Nevro Corp. (I)(L)	678	70,776
Novocure, Ltd. (I)	2,127	18,165
NuVasive, Inc. (I)	1,152	76,792
Nuvectra Corp. (I)	215	1,488
NxStage Medical, Inc. (I)	1,457	36,410
OraSure Technologies, Inc. (I)	1,641	13,079
Orthofix International NV (I)	450	19,247
Penumbra, Inc. (I)	752	57,144
PhotoMedex, Inc. (I)	115	148
Quidel Corp. (I)	889	19,638
ResMed, Inc.	3,370	218,342

The accompanying notes are an integral part of the financial statements.
282

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Rockwell Medical, Inc. (I)	1,088	$7,290
Roka Bioscience, Inc. (I)	746	518
SeaSpine Holdings Corp. (I)	270	2,730
Senseonics Holdings, Inc. (I)	2,679	10,448
St. Jude Medical, Inc.	6,805	542,767
STAAR Surgical Company (I)	873	8,206
Strata Skin Sciences, Inc. (I)	8,992	4,586
Stryker Corp.	8,926	1,039,076
Surmodics, Inc. (I)	266	8,004
Synergetics USA, Inc. (I)	781	148
Tandem Diabetes Care, Inc. (I)	522	3,999
Teleflex, Inc.	1,033	173,596
The Cooper Companies, Inc.	1,140	204,356
The Spectranetics Corp. (I)	1,076	26,997
Unilife Corp. (I)	476	1,000
Utah Medical Products, Inc.	126	7,535
Varian Medical Systems, Inc. (I)	2,276	226,530
Vascular Solutions, Inc. (I)	399	19,244
Veracyte, Inc. (I)	846	6,438
West Pharmaceutical Services, Inc.	1,720	128,140
Zeltiq Aesthetics, Inc. (I)	935	36,671
Zimmer Biomet Holdings, Inc.	4,751	617,725
		13,317,649
Health care providers and services - 2.4%
AAC Holdings, Inc. (I)(L)	530	9,217
Acadia Healthcare Company, Inc. (I)	2,084	103,262
Accretive Health, Inc. (I)	2,325	5,673
Aceto Corp.	706	13,407
Addus HomeCare Corp. (I)	369	9,653
Adeptus Health, Inc., Class A (I)(L)	517	22,257
Aetna, Inc.	8,378	967,240
Air Methods Corp. (I)	930	29,286
Almost Family, Inc. (I)	242	8,898
Amedisys, Inc. (I)	850	40,324
American CareSource Holdings, Inc. (I)	2,009	121
American Renal Associates Holdings, Inc. (I)	556	10,158
AmerisourceBergen Corp.	5,146	415,694
AMN Healthcare Services, Inc. (I)	1,096	34,930
Amsurg Corp. (I)	1,290	86,495
Anthem, Inc.	6,258	784,190
BioScrip, Inc. (I)	3,166	9,150
BioTelemetry, Inc. (I)	681	12,646
Brookdale Senior Living, Inc. (I)	4,397	76,728
Capital Senior Living Corp. (I)	703	11,810
Cardinal Health, Inc.	7,763	603,185
Centene Corp. (I)	4,072	272,661
Chemed Corp.	380	53,607
Cigna Corp.	6,112	796,516
Civitas Solutions, Inc. (I)	1,003	18,315
Community Health Systems, Inc. (I)	2,740	31,620
CorVel Corp. (I)	482	18,509
Cross Country Healthcare, Inc. (I)	658	7,751
DaVita, Inc. (I)	4,914	324,668
Diplomat Pharmacy, Inc. (I)(L)	1,587	44,452
Envision Healthcare Holdings, Inc. (I)	4,391	97,788
Express Scripts Holding Company (I)	15,113	1,065,920
Genesis Healthcare, Inc. (I)	4,078	10,888
Hanger, Inc. (I)	841	7,149
HCA Holdings, Inc. (I)	9,318	704,720
HealthEquity, Inc. (I)	1,434	54,277
HealthSouth Corp.	2,138	86,739
Healthways, Inc. (I)	968	25,613
Henry Schein, Inc. (I)	1,946	317,159

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Hooper Holmes, Inc. (I)	647	$802
Humana, Inc.	3,541	626,367
InfuSystems Holdings, Inc. (I)	1,524	4,191
Interpace Diagnostics Group, Inc. (I)	770	122
Kindred Healthcare, Inc.	2,078	21,237
Laboratory Corp. of America Holdings (I)	2,429	333,939
Landauer, Inc.	249	11,076
LHC Group, Inc. (I)	506	18,661
LifePoint Health, Inc. (I)	1,048	62,073
Magellan Health, Inc. (I)	611	32,829
McKesson Corp.	5,371	895,614
Medcath Corp. (I)	613	307
MEDNAX, Inc. (I)	2,205	146,081
Molina Healthcare, Inc. (I)	1,354	78,965
National HealthCare Corp.	369	24,350
National Research Corp., Class B	660	22,770
Owens & Minor, Inc.	1,467	50,949
Patterson Companies, Inc.	2,337	107,362
PharMerica Corp. (I)	818	22,961
Premier, Inc., Class A (I)	3,461	111,929
Psychemedics Corp.	406	8,055
Quest Diagnostics, Inc.	3,343	282,918
Quorum Health Corp. (I)	685	4,295
RadNet, Inc. (I)	1,485	10,989
Select Medical Holdings Corp. (I)	3,255	43,943
Surgery Partners, Inc. (I)	1,169	23,661
Surgical Care Affiliates, Inc. (I)	987	48,126
Team Health Holdings, Inc. (I)	1,728	56,264
Teladoc, Inc. (I)	1,010	18,493
Tenet Healthcare Corp. (I)	2,385	54,044
The Ensign Group, Inc.	1,085	21,841
The Providence Service Corp. (I)	384	18,674
UnitedHealth Group, Inc.	22,717	3,180,380
Universal American Corp.	1,908	14,596
Universal Health Services, Inc., Class B	2,297	283,036
US Physical Therapy, Inc.	288	18,058
USMD Holdings, Inc. (I)	309	6,996
VCA, Inc. (I)	1,958	137,021
WellCare Health Plans, Inc. (I)	1,072	125,520
		14,122,171
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,668	61,478
athenahealth, Inc. (I)	935	117,922
Castlight Health, Inc., B Shares (I)	2,151	8,948
Cerner Corp. (I)	8,065	498,014
Computer Programs & Systems, Inc.	274	7,140
Cotiviti Holdings, Inc. (I)	2,164	72,559
Evolent Health, Inc., Class A (I)	1,018	25,063
HealthStream, Inc. (I)	711	19,624
HMS Holdings Corp. (I)	2,028	44,961
HTG Molecular Diagnostics, Inc. (I)	1,424	3,304
IMS Health Holdings, Inc. (I)	7,825	245,236
Inovalon Holdings, Inc., Class A (I)	3,532	51,956
Medidata Solutions, Inc. (I)	1,429	79,681
Omnicell, Inc. (I)	940	36,002
Press Ganey Holdings, Inc. (I)	1,270	51,308
Quality Systems, Inc.	1,382	15,644
Simulations Plus, Inc.	521	4,595
Veeva Systems, Inc., Class A (I)	3,179	131,229
Vocera Communications, Inc. (I)	762	12,878
		1,487,542

The accompanying notes are an integral part of the financial statements.
283

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 0.7%
Accelerate Diagnostics, Inc. (I)(L)	1,262	$34,402
Agilent Technologies, Inc.	7,781	366,407
Albany Molecular Research, Inc. (I)(L)	803	13,258
BG Medicine, Inc. (I)	390	59
Bio-Rad Laboratories, Inc., Class A (I)	706	115,650
Bio-Techne Corp.	866	94,827
Bruker Corp.	3,989	90,351
Cambrex Corp. (I)	809	35,968
Charles River Laboratories International, Inc. (I)	1,150	95,841
Enzo Biochem, Inc. (I)	1,287	6,551
Fluidigm Corp. (I)	639	5,118
Harvard Bioscience, Inc. (I)	1,760	4,787
Illumina, Inc. (I)	3,524	640,170
INC Research Holdings, Inc., Class A (I)	1,294	57,687
Luminex Corp. (I)	1,023	23,243
Mettler-Toledo International, Inc. (I)	641	269,111
NanoString Technologies, Inc. (I)	442	8,831
NeoGenomics, Inc. (I)	2,193	18,026
Pacific Biosciences of California, Inc. (I)	1,903	17,051
PAREXEL International Corp. (I)	1,232	85,562
PerkinElmer, Inc.	2,555	143,361
PRA Health Sciences, Inc. (I)	1,478	83,522
Quintiles Transnational Holdings, Inc. (I)	2,837	229,967
Thermo Fisher Scientific, Inc.	9,400	1,495,164
VWR Corp. (I)	3,079	87,320
Waters Corp. (I)	1,916	303,667
		4,325,901
Pharmaceuticals - 4.2%
AcelRx Pharmaceuticals, Inc. (I)	1,558	6,061
Aclaris Therapeutics, Inc. (I)	421	10,782
Acura Pharmaceuticals, Inc. (I)	276	442
Adamis Pharmaceuticals Corp. (I)(L)	1,099	3,770
Aerie Pharmaceuticals, Inc. (I)	661	24,946
Agile Therapeutics, Inc. (I)	721	5,033
Akorn, Inc. (I)	2,858	77,909
Alexza Pharmaceuticals, Inc. (I)	2,067	72
Alimera Sciences, Inc. (I)	2,170	3,233
Allergan PLC (I)	9,445	2,175,278
Amphastar Pharmaceuticals, Inc. (I)	1,165	22,100
Ampio Pharmaceuticals, Inc. (I)	1,904	1,409
ANI Pharmaceuticals, Inc. (I)	250	16,588
Apricus Biosciences, Inc. (I)(L)	3,553	1,202
Aratana Therapeutics, Inc. (I)	1,008	9,435
Axsome Therapeutics, Inc. (I)	447	3,522
Aytu BioScience, Inc. (I)	31	101
BioDelivery Sciences International, Inc. (I)	1,190	3,213
Bristol-Myers Squibb Company	39,851	2,148,766
Carbylan Therapeutics, Inc. (I)	961	442
Catalent, Inc. (I)	2,996	77,417
Cempra, Inc. (I)(L)	1,116	27,007
Chelsea Therapeutics International, Ltd. (I)	1,686	135
Collegium Pharmaceutical, Inc. (I)	398	7,665
ContraVir Pharmaceuticals, Inc. (I)	246	263
Corcept Therapeutics, Inc. (I)	2,803	18,220
Corium International, Inc. (I)	766	4,305
Cumberland Pharmaceuticals, Inc. (I)	672	3,367
Depomed, Inc. (I)(L)	1,587	39,627
Dermira, Inc. (I)	893	30,201
Durect Corp. (I)	3,310	4,601
Egalet Corp. (I)	722	5,494
Eli Lilly & Company	26,345	2,114,450
Endo International PLC (I)	5,354	107,883

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Endocyte, Inc. (I)	899	$2,778
Flex Pharma, Inc. (I)	620	7,304
Horizon Pharma PLC (I)	3,777	68,477
Impax Laboratories, Inc. (I)	1,854	43,940
Innoviva, Inc. (I)(L)	2,971	32,651
Intersect ENT, Inc. (I)	636	10,074
Johnson & Johnson	65,686	7,759,487
Juniper Pharmaceuticals, Inc. (I)	351	1,948
KemPharm, Inc. (I)	384	1,724
Lannett Company, Inc. (I)(L)	902	23,966
Merck & Company, Inc.	66,083	4,124,240
MyoKardia, Inc. (I)	577	9,428
Nektar Therapeutics (I)	3,401	58,429
Neos Therapeutics, Inc. (I)	440	2,895
Ocera Therapeutics, Inc. (I)	1,520	4,028
Ocular Therapeutix, Inc. (I)	655	4,500
Omeros Corp. (I)	833	9,296
Orexigen Therapeutics, Inc. (I)	335	1,112
Pacira Pharmaceuticals, Inc. (I)	894	30,593
Paratek Pharmaceuticals, Inc. (I)	515	6,700
Pernix Therapeutics Holdings, Inc. (I)	778	484
Pfizer, Inc.	144,797	4,904,274
Phibro Animal Health Corp., Class A	1,003	27,262
Prestige Brands Holdings, Inc. (I)	1,278	61,689
Reata Pharmaceuticals, Inc., Class A (I)	549	14,472
Repros Therapeutics, Inc. (I)	1,191	2,489
Revance Therapeutics, Inc. (I)	719	11,655
SciClone Pharmaceuticals, Inc. (I)	986	10,107
Sucampo Pharmaceuticals, Inc., Class A (I)	1,136	13,984
Supernus Pharmaceuticals, Inc. (I)	1,181	29,206
Teligent, Inc. (I)	1,342	10,199
Tetraphase Pharmaceuticals, Inc. (I)	851	3,259
The Medicines Company (I)	1,709	64,498
TherapeuticsMD, Inc. (I)(L)	4,961	33,784
VIVUS, Inc. (I)	2,325	2,651
Zoetis, Inc.	11,826	615,070
Zogenix, Inc. (I)	445	5,086
		24,968,678
		76,858,735
Industrials - 9.7%
Aerospace and defense - 1.9%
AAR Corp.	757	23,709
Aerojet Rocketdyne Holdings, Inc. (I)	1,536	27,003
Aerovironment, Inc. (I)	570	13,914
Astronics Corp. (I)	519	23,381
Astronics Corp., Class B (I)	77	3,480
B/E Aerospace, Inc.	2,419	124,966
BWX Technologies, Inc.	2,438	93,546
CPI Aerostructures, Inc. (I)	277	1,900
Cubic Corp.	656	30,707
Curtiss-Wright Corp.	1,069	97,397
DigitalGlobe, Inc. (I)	1,518	41,745
Engility Holdings, Inc. (I)	963	30,335
Esterline Technologies Corp. (I)	729	55,433
General Dynamics Corp.	7,307	1,133,754
HEICO Corp., Class A	1,598	96,695
Hexcel Corp.	2,183	96,707
Huntington Ingalls Industries, Inc.	1,118	171,524
KLX, Inc. (I)	1,217	42,838
L-3 Communications Holdings, Inc.	1,837	276,891
Lockheed Martin Corp.	7,260	1,740,367
Mercury Systems, Inc. (I)	970	23,833

The accompanying notes are an integral part of the financial statements.
284

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Moog, Inc., Class A (I)	882	$52,514
National Presto Industries, Inc.	180	15,802
Northrop Grumman Corp.	4,303	920,627
Orbital ATK, Inc.	1,419	108,170
Raytheon Company	7,082	964,073
Rockwell Collins, Inc.	3,117	262,888
Spirit AeroSystems Holdings, Inc., Class A (I)	3,183	141,771
TASER International, Inc. (I)	1,282	36,678
Teledyne Technologies, Inc. (I)	849	91,633
Textron, Inc.	6,464	256,944
The Boeing Company	15,224	2,005,610
The KEYW Holding Corp. (I)	1,079	11,912
TransDigm Group, Inc. (I)	1,262	364,869
Triumph Group, Inc.	1,147	31,978
United Technologies Corp.	20,010	2,033,016
Vectrus, Inc. (I)	257	3,914
Wesco Aircraft Holdings, Inc. (I)	2,341	31,440
		11,483,964
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	25,069
Atlas Air Worldwide Holdings, Inc. (I)	547	23,423
C.H. Robinson Worldwide, Inc.	3,402	239,705
Echo Global Logistics, Inc. (I)	676	15,589
Expeditors International of Washington, Inc.	4,334	223,288
FedEx Corp.	6,409	1,119,524
Forward Air Corp.	714	30,888
Hub Group, Inc., Class A (I)	882	35,950
Park-Ohio Holdings Corp.	343	12,502
United Parcel Service, Inc., Class B	21,060	2,303,122
XPO Logistics, Inc. (I)(L)	2,663	97,652
		4,126,712
Airlines - 0.5%
Alaska Air Group, Inc.	2,943	193,826
Allegiant Travel Company	387	51,111
American Airlines Group, Inc.	13,827	506,206
Delta Air Lines, Inc.	18,423	725,129
Hawaiian Holdings, Inc. (I)	1,302	63,277
JetBlue Airways Corp. (I)	7,723	133,145
Republic Airways Holdings, Inc. (I)	1,664	1,514
SkyWest, Inc.	1,248	32,960
Southwest Airlines Company	15,259	593,423
Spirit Airlines, Inc. (I)	1,723	73,279
United Continental Holdings, Inc. (I)	8,033	421,492
Virgin America, Inc. (I)(L)	1,089	58,272
		2,853,634
Building products - 0.3%
AAON, Inc.	1,241	35,766
Advanced Drainage Systems, Inc.	1,269	30,532
American Woodmark Corp. (I)	392	31,583
AO Smith Corp.	2,089	206,372
Apogee Enterprises, Inc.	713	31,864
Armstrong Flooring, Inc. (I)	630	11,894
Armstrong World Industries, Inc. (I)	1,261	52,105
Builders FirstSource, Inc. (I)	2,443	28,119
Continental Building Products, Inc. (I)	963	20,213
CSW Industrials, Inc. (I)	416	13,474
Fortune Brands Home & Security, Inc.	3,609	209,683
Gibraltar Industries, Inc. (I)	771	28,643
Griffon Corp.	1,156	19,664
Insteel Industries, Inc.	563	20,403
Lennox International, Inc.	1,047	164,410

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Masco Corp.	7,942	$272,490
NCI Building Systems, Inc. (I)	1,785	26,043
Owens Corning	2,715	144,954
Patrick Industries, Inc. (I)	351	21,734
PGT, Inc. (I)	1,305	13,924
Ply Gem Holdings, Inc. (I)	1,531	20,454
Quanex Building Products Corp.	980	16,915
Simpson Manufacturing Company, Inc.	1,152	50,630
Trex Company, Inc. (I)	719	42,220
Universal Forest Products, Inc.	486	47,866
USG Corp. (I)	3,452	89,234
		1,651,189
Commercial services and supplies - 0.5%
ABM Industries, Inc.	1,288	51,134
ACCO Brands Corp. (I)	2,455	23,666
ARC Document Solutions, Inc. (I)	1,558	5,827
Brady Corp., Class A	1,191	41,221
Casella Waste Systems, Inc., Class A (I)	1,457	15,007
CECO Environmental Corp.	951	10,727
Cintas Corp.	2,556	287,806
Civeo Corp. (I)	2,666	3,039
Clean Harbors, Inc. (I)	1,368	65,637
Copart, Inc. (I)	2,583	138,345
Covanta Holding Corp.	3,046	46,878
Deluxe Corp.	1,123	75,039
Ennis, Inc.	718	12,098
Essendant, Inc.	868	17,811
Fuel Tech, Inc. (I)	793	1,110
G&K Services, Inc., Class A	454	43,352
Healthcare Services Group, Inc.	1,683	66,613
Herman Miller, Inc.	1,366	39,068
HNI Corp.	1,138	45,292
Hudson Technologies, Inc. (I)	1,078	7,169
InnerWorkings, Inc. (I)	1,276	12,020
Interface, Inc.	1,612	26,904
Intersections, Inc. (I)	680	1,231
KAR Auction Services, Inc.	3,271	141,176
Kimball International, Inc., Class B	1,061	13,729
Knoll, Inc.	1,200	27,420
Matthews International Corp., Class A	747	45,388
McGrath RentCorp	612	19,407
Mobile Mini, Inc.	1,002	30,260
MSA Safety, Inc.	925	53,687
Multi-Color Corp.	421	27,786
NL Industries, Inc. (I)	1,224	4,810
Odyssey Marine Exploration, Inc. (I)	217	757
Performant Financial Corp. (I)	960	2,832
Pitney Bowes, Inc.	4,514	81,974
Quad/Graphics, Inc.	1,184	31,636
R.R. Donnelley & Sons Company	5,037	79,182
Republic Services, Inc.	8,173	412,328
Rollins, Inc.	5,152	150,851
SP Plus Corp. (I)	487	12,453
Steelcase, Inc., Class A	2,790	38,753
Stericycle, Inc. (I)	2,034	163,005
Swisher Hygiene, Inc. (I)	450	441
Team, Inc. (I)	615	20,117
Tetra Tech, Inc.	1,359	48,204
The Brink’s Company	1,281	47,499
UniFirst Corp.	475	62,634
US Ecology, Inc.	556	24,931
Versar, Inc. (I)	1,039	1,621
Viad Corp.	494	18,214

The accompanying notes are an integral part of the financial statements.
285

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
VSE Corp.	334	$11,353
Waste Management, Inc.	10,582	674,708
West Corp.	1,935	42,725
		3,326,875
Construction and engineering - 0.2%
AECOM (I)	3,571	106,166
Aegion Corp. (I)	1,004	19,146
Ameresco, Inc., Class A (I)	1,114	5,860
Argan, Inc.	389	23,025
Comfort Systems USA, Inc.	940	27,551
Dycom Industries, Inc. (I)	745	60,926
EMCOR Group, Inc.	1,430	85,257
Fluor Corp.	3,360	172,435
Granite Construction, Inc.	951	47,303
Great Lakes Dredge & Dock Corp. (I)	2,049	7,172
HC2 Holdings, Inc. (I)	745	4,060
IES Holdings, Inc. (I)	475	8,450
Jacobs Engineering Group, Inc. (I)	2,924	151,229
KBR, Inc.	3,643	55,119
Layne Christensen Company (I)	532	4,527
MasTec, Inc. (I)	2,008	59,718
MYR Group, Inc. (I)	561	16,886
Primoris Services Corp.	1,267	26,100
Quanta Services, Inc. (I)	3,669	102,695
Tutor Perini Corp. (I)	1,191	25,571
Valmont Industries, Inc.	544	73,206
		1,082,402
Electrical equipment - 0.5%
Active Power, Inc. (I)	864	239
Acuity Brands, Inc.	1,041	275,449
Allied Motion Technologies, Inc.	298	5,635
American Electric Technologies, Inc. (I)	709	1,609
American Superconductor Corp. (I)	124	869
AMETEK, Inc.	5,575	266,374
AZZ, Inc.	669	43,666
Babcock & Wilcox Enterprises, Inc. (I)	1,219	20,114
Broadwind Energy, Inc. (I)	481	2,116
Eaton Corp. PLC	10,961	720,247
Emerson Electric Company	15,396	839,236
Encore Wire Corp.	509	18,716
Energous Corp. (I)	436	8,550
EnerSys	1,078	74,587
Enphase Energy, Inc. (I)	1,270	1,499
Espey Manufacturing & Electronics Corp.	162	4,155
FuelCell Energy, Inc. (I)	960	5,203
General Cable Corp.	1,116	16,718
Global Power Equipment Group, Inc. (I)	1,617	6,727
Hubbell, Inc.	1,316	141,786
Lighting Science Group Corp. (I)	3,647	255
Lime Energy Company (I)	158	329
LSI Industries, Inc.	908	10,197
Plug Power, Inc. (I)(L)	4,666	7,979
Powell Industries, Inc.	356	14,258
Power Solutions International, Inc. (I)	259	2,655
Regal Beloit Corp.	1,083	64,428
Revolution Lighting Technologies, Inc. (I)	665	4,196
Rockwell Automation, Inc.	3,118	381,456
SolarCity Corp. (I)(L)	2,330	45,575
Sunrun, Inc. (I)	3,014	18,988
Thermon Group Holdings, Inc. (I)	875	17,281
Ultralife Corp. (I)	1,160	4,756

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vicor Corp. (I)	1,178	$13,665
		3,039,513
Industrial conglomerates - 2.0%
3M Company	14,484	2,552,515
Carlisle Companies, Inc.	1,533	157,240
General Electric Company	219,602	6,504,611
Honeywell International, Inc.	18,208	2,122,871
Icahn Enterprises LP	3,236	163,580
Raven Industries, Inc.	906	20,865
Roper Technologies, Inc.	2,418	441,212
		11,962,894
Machinery - 1.7%
Actuant Corp., Class A	1,342	31,188
AGCO Corp.	1,923	94,842
Alamo Group, Inc.	281	18,515
Albany International Corp., Class A	756	32,039
Allison Transmission Holdings, Inc.	4,032	115,638
Altra Industrial Motion Corp.	547	15,847
American Railcar Industries, Inc.	519	21,523
Art’s-Way Manufacturing Company, Inc. (I)	912	2,608
Astec Industries, Inc.	567	33,946
Barnes Group, Inc.	1,329	53,891
Briggs & Stratton Corp.	1,078	20,105
Caterpillar, Inc.	13,950	1,238,342
Chart Industries, Inc. (I)	708	23,244
CIRCOR International, Inc.	397	23,645
CLARCOR, Inc.	1,194	77,610
Colfax Corp. (I)	2,908	91,398
Columbus McKinnon Corp.	651	11,614
Crane Company	1,353	85,253
Cummins, Inc.	4,077	522,468
Deere & Company	7,493	639,528
Donaldson Company, Inc.	3,121	116,507
Douglas Dynamics, Inc.	619	19,771
Dover Corp.	3,715	273,573
Energy Recovery, Inc. (I)(L)	1,363	21,781
EnPro Industries, Inc.	478	27,160
ESCO Technologies, Inc.	685	31,798
Federal Signal Corp.	1,496	19,837
Flowserve Corp.	3,046	146,939
Fortive Corp.	8,381	426,593
Franklin Electric Company, Inc.	1,168	47,549
FreightCar America, Inc.	399	5,738
Gencor Industries, Inc. (I)	555	6,649
Global Brass & Copper Holdings, Inc.	506	14,618
Graco, Inc.	1,325	98,050
Harsco Corp.	2,023	20,088
Hillenbrand, Inc.	1,580	49,991
Hurco Companies, Inc.	143	4,014
Hyster-Yale Materials Handling, Inc.	284	17,077
IDEX Corp.	1,776	166,180
Illinois Tool Works, Inc.	8,588	1,029,186
ITT, Inc.	2,155	77,235
John Bean Technologies Corp.	744	52,489
Joy Global, Inc.	2,321	64,385
Kadant, Inc.	248	12,923
Kennametal, Inc.	1,834	53,223
LB Foster Company, Class A	274	3,291
Lincoln Electric Holdings, Inc.	1,645	103,010
Lindsay Corp.	233	17,237
Lydall, Inc. (I)	411	21,014
Manitex International, Inc. (I)	420	2,314

The accompanying notes are an integral part of the financial statements.
286

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Manitowoc Foodservice, Inc. (I)	3,212	$52,099
Meritor, Inc. (I)	2,393	26,634
MFRI, Inc. (I)	583	4,442
Milacron Holdings Corp. (I)	1,688	26,940
Mueller Industries, Inc.	1,282	41,562
Mueller Water Products, Inc., Class A	4,056	50,903
Navistar International Corp. (I)(L)	1,939	44,384
NN, Inc.	585	10,676
Nordson Corp.	1,375	136,991
Omega Flex, Inc.	294	11,337
Oshkosh Corp.	1,712	95,872
PACCAR, Inc.	8,356	491,166
Parker-Hannifin Corp.	3,231	405,587
Pentair PLC	4,282	275,076
Proto Labs, Inc. (I)(L)	634	37,983
RBC Bearings, Inc. (I)	550	42,064
Rexnord Corp. (I)	2,474	52,968
Snap-on, Inc.	1,364	207,273
SPX Corp. (I)	983	19,798
SPX FLOW, Inc. (I)	983	30,394
Standex International Corp.	291	27,025
Stanley Black & Decker, Inc.	3,594	441,990
Sun Hydraulics Corp.	689	22,234
Tennant Company	397	25,726
Terex Corp.	2,510	63,779
The ExOne Company (I)	298	4,536
The Gorman-Rupp Company	672	17,210
The Greenbrier Companies, Inc.	617	21,780
The LS Starrett Company, Class A	453	4,448
The Manitowoc Company, Inc.	3,212	15,385
The Middleby Corp. (I)	1,377	170,225
The Timken Company	1,924	67,609
The Toro Company	2,576	120,660
Titan International, Inc.	1,005	10,171
TriMas Corp. (I)	1,133	21,085
Trinity Industries, Inc.	3,501	84,654
Wabash National Corp. (I)	1,506	21,445
WABCO Holdings, Inc. (I)	1,374	155,990
Wabtec Corp.	2,151	175,629
Watts Water Technologies, Inc., Class A	857	55,568
Westport Fuel Systems, Inc. (I)	3,822	6,153
Woodward, Inc.	1,447	90,409
Xylem, Inc.	4,271	224,014
		10,015,338
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	63	447
International Shipholding Corp. (I)	390	27
Kirby Corp. (I)	1,313	81,616
Matson, Inc.	1,025	40,877
Rand Logistics, Inc. (I)	1,550	1,163
		124,130
Professional services - 0.3%
Acacia Research Corp.	1,195	7,791
Barrett Business Services, Inc.	197	9,773
CBIZ, Inc. (I)	1,604	17,949
CEB, Inc.	743	40,471
CRA International, Inc. (I)	276	7,339
Equifax, Inc.	2,853	383,957
Exponent, Inc.	675	34,466
FTI Consulting, Inc. (I)	934	41,619
Heidrick & Struggles International, Inc.	363	6,734
Huron Consulting Group, Inc. (I)	572	34,183

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ICF International, Inc. (I)	433	$19,191
IHS Markit, Ltd. (I)	5,683	213,397
Insperity, Inc.	516	37,482
Kelly Services, Inc., Class A	880	16,914
Kforce, Inc.	800	16,392
Korn/Ferry International	1,440	30,240
ManpowerGroup, Inc.	1,729	124,938
Mastech Holdings, Inc. (I)	296	2,398
Mistras Group, Inc. (I)	687	16,124
Navigant Consulting, Inc. (I)	1,124	22,727
On Assignment, Inc. (I)	1,216	44,129
Resources Connection, Inc.	976	14,581
Robert Half International, Inc.	3,205	121,341
RPX Corp. (I)	1,202	12,849
The Advisory Board Company (I)	1,035	46,306
The Dun & Bradstreet Corp.	886	121,045
TransUnion (I)	4,334	149,523
TriNet Group, Inc. (I)	1,720	37,204
TrueBlue, Inc. (I)	909	20,598
Verisk Analytics, Inc. (I)	3,987	324,063
WageWorks, Inc. (I)	826	50,312
Willdan Group, Inc. (I)	422	7,406
		2,033,442
Road and rail - 0.8%
AMERCO	475	154,009
ArcBest Corp.	705	13,409
Avis Budget Group, Inc. (I)	2,277	77,896
Celadon Group, Inc.	717	6,267
Covenant Transportation
Group, Inc., Class A (I)	466	9,008
CSX Corp.	22,821	696,041
Genesee & Wyoming, Inc., Class A (I)	1,416	97,633
Heartland Express, Inc.	2,013	38,005
J.B. Hunt Transport Services, Inc.	2,675	217,050
Kansas City Southern	2,569	239,739
Knight Transportation, Inc.	1,874	53,765
Landstar System, Inc.	977	66,514
Marten Transport, Ltd.	864	18,144
Norfolk Southern Corp.	7,052	684,467
Old Dominion Freight Line, Inc. (I)	1,946	133,515
P.A.M. Transportation Services, Inc. (I)	203	4,064
Patriot Transportation Holding, Inc. (I)	144	3,060
Roadrunner Transportation Systems, Inc. (I)	1,015	8,100
Ryder System, Inc.	1,258	82,965
Saia, Inc. (I)	643	19,264
Swift Transportation Company (I)(L)	3,346	71,839
Union Pacific Corp.	20,073	1,957,720
Universal Logistics Holdings, Inc.	735	9,864
USA Truck, Inc. (I)	323	3,308
Werner Enterprises, Inc.	1,617	37,628
YRC Worldwide, Inc. (I)	748	9,215
		4,712,489
Trading companies and distributors - 0.3%
Air Lease Corp.	2,442	69,792
Aircastle, Ltd.	1,918	38,091
Applied Industrial Technologies, Inc.	905	42,300
Beacon Roofing Supply, Inc. (I)	1,444	60,749
BMC Stock Holdings, Inc. (I)	1,608	28,510
CAI International, Inc. (I)	572	4,730
DXP Enterprises, Inc. (I)	367	10,346
Fastenal Company	6,918	289,034
GATX Corp. (L)	1,014	45,174

The accompanying notes are an integral part of the financial statements.
287

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
GMS, Inc. (I)	986	$21,919
H&E Equipment Services, Inc.	759	12,721
HD Supply Holdings, Inc. (I)	4,852	155,167
Kaman Corp.	670	29,426
MRC Global, Inc. (I)	2,326	38,216
MSC Industrial Direct Company, Inc., Class A	1,445	106,077
NOW, Inc. (I)	2,550	54,647
Rush Enterprises, Inc., Class A (I)	968	23,697
SiteOne Landscape Supply, Inc. (I)	955	34,313
Textainer Group Holdings, Ltd.	1,298	9,722
Titan Machinery, Inc. (I)	515	5,356
Triton International, Ltd.	812	10,710
United Rentals, Inc. (I)	2,123	166,634
Univar, Inc. (I)	3,364	73,503
Veritiv Corp. (I)	392	19,667
W.W. Grainger, Inc.	1,466	329,615
Watsco, Inc.	857	120,751
WESCO International, Inc. (I)	1,020	62,720
Willis Lease Finance Corp. (I)	244	5,800
		1,869,387
		58,281,969
Information technology - 19.7%
Communications equipment - 1.1%
ADTRAN, Inc.	1,134	21,705
Aerohive Networks, Inc. (I)	1,539	9,373
Arista Networks, Inc. (I)	1,651	140,467
ARRIS International PLC (I)	4,514	127,882
Aviat Networks, Inc. (I)	164	1,510
Bel Fuse, Inc., Class B	373	9,004
Brocade Communications Systems, Inc.	11,243	103,773
CalAmp Corp. (I)	938	13,085
Calix, Inc. (I)	1,421	10,444
Ciena Corp. (I)	3,414	74,425
Cisco Systems, Inc.	120,160	3,811,475
Clearfield, Inc. (I)	286	5,377
ClearOne, Inc.	466	5,215
CommScope Holding Company, Inc. (I)	4,526	136,278
Communications Systems, Inc.	780	3,713
Comtech Telecommunications Corp.	434	5,560
Digi International, Inc. (I)	532	6,065
EchoStar Corp., Class A (I)	2,316	101,510
Extreme Networks, Inc. (I)	2,672	11,997
F5 Networks, Inc. (I)	1,602	199,673
Finisar Corp. (I)	2,580	76,884
Harris Corp.	2,975	272,540
Infinera Corp. (I)	3,206	28,950
InterDigital, Inc.	843	66,766
Ixia (I)	1,783	22,288
Juniper Networks, Inc.	9,231	222,098
Lantronix, Inc. (I)	2,979	4,171
Lumentum Holdings, Inc. (I)	1,479	61,778
Motorola Solutions, Inc.	4,150	316,562
NETGEAR, Inc. (I)	770	46,577
NetScout Systems, Inc. (I)	2,284	66,807
Novatel Wireless, Inc. (I)	1,074	3,362
Oclaro, Inc. (I)	2,847	24,342
Optical Cable Corp.	1,147	2,913
Palo Alto Networks, Inc. (I)	2,147	342,082
ParkerVision, Inc. (I)	223	950
Plantronics, Inc.	833	43,283
Powerwave Technologies, Inc. (I)	912	0
ShoreTel, Inc. (I)	1,336	10,688

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Sonus Networks, Inc. (I)	1,059	$8,239
Sycamore Networks, Inc.	15,711	2,437
Ubiquiti Networks, Inc. (I)(L)	1,993	106,626
ViaSat, Inc. (I)	1,181	88,162
Viavi Solutions, Inc. (I)	5,415	40,017
		6,657,053
Electronic equipment, instruments and components - 0.7%
ADDvantage Technologies Group, Inc. (I)	2,280	3,990
Amphenol Corp., Class A	7,342	476,643
Anixter International, Inc. (I)	773	49,859
Arrow Electronics, Inc. (I)	2,151	137,599
Avnet, Inc.	3,067	125,931
AVX Corp.	4,025	55,505
Badger Meter, Inc.	702	23,524
Belden, Inc.	982	67,748
Benchmark Electronics, Inc. (I)	1,151	28,717
CDW Corp.	3,919	179,216
Cognex Corp.	2,013	106,407
Coherent, Inc. (I)	560	61,902
Corning, Inc.	25,715	608,160
CTS Corp.	903	16,796
Daktronics, Inc.	1,118	10,666
Dolby Laboratories, Inc., Class A	2,381	129,264
DTS, Inc.	507	21,568
Echelon Corp. (I)	121	647
eMagin Corp. (I)	820	2,124
ePlus, Inc. (I)	176	16,616
FARO Technologies, Inc. (I)	470	16,897
Fitbit, Inc., Class A (I)(L)	5,298	78,622
FLIR Systems, Inc.	3,254	102,241
ID Systems, Inc. (I)	1,141	5,591
Identive Group, Inc. (I)	182	397
II-VI, Inc. (I)	1,532	37,274
Ingram Micro, Inc., Class A	3,568	127,235
Insight Enterprises, Inc. (I)	950	30,923
InvenSense, Inc. (I)	2,397	17,786
IPG Photonics Corp. (I)	1,272	104,749
Itron, Inc. (I)	903	50,351
Jabil Circuit, Inc.	4,399	95,986
Keysight Technologies, Inc. (I)	4,059	128,630
Kimball Electronics, Inc. (I)	795	11,019
Knowles Corp. (I)	2,195	30,840
Littelfuse, Inc.	562	72,391
LRAD Corp.	2,439	4,561
Maxwell Technologies, Inc. (I)	1,149	5,929
Mesa Laboratories, Inc.	93	10,635
Methode Electronics, Inc.	886	30,983
MOCON, Inc.	396	6,217
MTS Systems Corp.	336	15,466
National Instruments Corp.	3,022	85,825
Novanta, Inc. (I)	766	13,290
OSI Systems, Inc. (I)	477	31,186
Park Electrochemical Corp.	597	10,370
PC Connection, Inc.	675	17,834
Perceptron, Inc. (I)	534	3,588
Plexus Corp. (I)	830	38,827
Richardson Electronics, Ltd.	1,346	9,126
Rofin-Sinar Technologies, Inc. (I)	720	23,170
Rogers Corp. (I)	387	23,638
Sanmina Corp. (I)	1,768	50,335
ScanSource, Inc. (I)	664	24,236
SYNNEX Corp.	958	109,317
Systemax, Inc.	894	7,080

The accompanying notes are an integral part of the financial statements.
288

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Tech Data Corp. (I)	815	$69,039
Trimble Navigation, Ltd. (I)	6,065	173,216
TTM Technologies, Inc. (I)	2,628	30,091
Universal Display Corp. (I)	1,115	61,894
VeriFone Systems, Inc. (I)	2,675	42,105
Vishay Intertechnology, Inc.	3,586	50,527
Vishay Precision Group, Inc. (I)	493	7,903
Wayside Technology Group, Inc.	307	5,443
Zebra Technologies Corp., Class A (I)	1,242	86,456
		4,082,101
Internet software and services - 4.5%
2U, Inc. (I)	1,200	45,948
Actua Corp. (I)	972	12,587
Akamai Technologies, Inc. (I)	4,156	220,226
Alarm.com Holdings, Inc. (I)	1,091	31,486
Alphabet, Inc., Class C (I)	16,434	12,773,984
Amber Road, Inc. (I)	734	7,083
Angie’s List, Inc. (I)	1,342	13,299
Appfolio, Inc., Class A (I)	925	17,982
Autobytel, Inc. (I)	283	5,037
Bankrate, Inc. (I)	2,362	20,030
Bazaarvoice, Inc. (I)	1,789	10,573
Benefitfocus, Inc. (I)	751	29,980
Blucora, Inc. (I)	902	10,102
Box, Inc., Class A (I)(L)	2,983	47,012
Brightcove, Inc. (I)	656	8,561
BroadVision, Inc. (I)	124	635
Carbonite, Inc. (I)	665	10,214
Care.com, Inc. (I)	790	7,868
ChannelAdvisor Corp. (I)	485	6,271
CommerceHub, Inc., Series A (I)	327	5,167
CommerceHub, Inc., Series C (I)	655	10,421
comScore, Inc. (I)	1,456	44,641
Cornerstone OnDemand, Inc. (I)	1,341	61,619
CoStar Group, Inc. (I)	789	170,842
Cvent, Inc. (I)	1,002	31,773
Demand Media, Inc. (I)	359	2,043
DHI Group, Inc. (I)	1,548	12,214
EarthLink Holdings Corp.	2,334	14,471
eBay, Inc. (I)	27,382	900,868
eGain Corp. (I)	1,383	4,273
Endurance International
Group Holdings, Inc. (I)(L)	3,078	26,933
Envestnet, Inc. (I)	1,037	37,799
Everyday Health, Inc. (I)	874	6,721
Facebook, Inc., Class A (I)	68,292	8,759,815
Five9, Inc. (I)	1,478	23,175
GoDaddy, Inc., Class A (I)	3,872	133,700
Gogo, Inc. (I)(L)	2,099	23,173
Great Elm Capital Group, Inc. (I)	477	2,237
GrubHub, Inc. (I)	2,089	89,806
Hortonworks, Inc. (I)	1,662	13,878
inContact, Inc. (I)	1,441	20,145
Instructure, Inc. (I)	779	19,763
InterActiveCorp	1,887	117,881
Internap Corp. (I)	1,629	2,688
Intralinks Holdings, Inc. (I)	1,586	15,955
iPass, Inc. (I)	3,427	5,517
j2 Global, Inc.	1,122	74,736
Limelight Networks, Inc. (I)	3,144	5,879
LinkedIn Corp., Class A (I)	3,189	609,482
Liquidity Services, Inc. (I)	719	8,082

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
LivePerson, Inc. (I)	1,346	$11,320
LogMeIn, Inc.	564	50,980
Marchex, Inc., Class B (I)	1,000	2,770
Match Group, Inc. (I)(L)	5,964	106,100
MeetMe, Inc. (I)	1,220	7,564
MINDBODY, Inc., Class A (I)	913	17,950
Monster Worldwide, Inc. (I)	2,708	9,776
New Relic, Inc. (I)	1,191	45,639
NIC, Inc.	1,581	37,154
Numerex Corp., Class A (I)	802	6,240
Pandora Media, Inc. (I)	5,551	79,546
Q2 Holdings, Inc. (I)	934	26,768
QuinStreet, Inc. (I)	930	2,809
Qumu Corp. (I)	1,006	2,304
Quotient Technology, Inc. (I)(L)	1,821	24,238
Rackspace Hosting, Inc. (I)	3,026	95,894
RealNetworks, Inc. (I)	1,531	6,828
RetailMeNot, Inc. (I)	1,273	12,590
Rightside Group, Ltd. (I)	359	3,267
Shutterstock, Inc. (I)(L)	860	54,782
Spark Networks, Inc. (I)	2,093	3,307
SPS Commerce, Inc. (I)	436	32,007
Stamps.com, Inc. (I)(L)	428	40,450
Support.com, Inc. (I)	1,791	1,504
TechTarget, Inc. (I)	764	6,158
TrueCar, Inc. (I)	1,810	17,086
Twitter, Inc. (I)	16,788	386,963
VeriSign, Inc. (I)(L)	2,563	200,529
Web.com Group, Inc. (I)	1,291	22,296
WebMD Health Corp. (I)	946	47,016
Xactly Corp. (I)	778	11,452
XO Group, Inc. (I)	781	15,097
Yahoo!, Inc. (I)	22,675	977,293
Yelp, Inc. (I)	1,819	75,852
Zillow Group, Inc., Class C (I)(L)	4,251	147,297
		27,123,401
IT services - 3.4%
Acxiom Corp. (I)	1,763	46,984
Alliance Data Systems Corp. (I)	1,408	302,058
Automatic Data Processing, Inc.	10,876	959,263
Black Knight Financial
Services, Inc., Class A (I)	3,661	149,735
Blackhawk Network Holdings, Inc. (I)	1,328	40,066
Booz Allen Hamilton Holding Corp.	3,622	114,491
Broadridge Financial Solutions, Inc.	2,859	193,812
CACI International, Inc., Class A (I)	600	60,540
Cass Information Systems, Inc.	337	19,091
Cognizant Technology
Solutions Corp., Class A (I)	14,446	689,219
Computer Sciences Corp.	3,301	172,345
Convergys Corp.	2,403	73,099
CoreLogic, Inc. (I)	2,116	82,990
CSG Systems International, Inc.	777	32,113
CSRA, Inc.	3,897	104,829
DST Systems, Inc.	791	93,275
EPAM Systems, Inc. (I)	1,254	86,915
Euronet Worldwide, Inc. (I)	1,283	104,988
Everi Holdings, Inc. (I)	2,025	5,002
ExlService Holdings, Inc. (I)	766	38,177
Fidelity National Information Services, Inc.	7,782	599,447
First Data Corp., Class A (I)	21,737	286,059
Fiserv, Inc. (I)	5,293	526,495
FleetCor Technologies, Inc. (I)	2,215	384,812

The accompanying notes are an integral part of the financial statements.
289

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Forrester Research, Inc.	453	$17,622
Gartner, Inc. (I)	1,964	173,716
Genpact, Ltd. (I)	4,940	118,313
Global Payments, Inc.	3,662	281,095
IBM Corp.	22,918	3,640,524
Information Services Group, Inc. (I)	1,170	4,668
Innodata, Inc. (I)	808	1,988
Jack Henry & Associates, Inc.	1,912	163,572
Leidos Holdings, Inc.	1,698	73,489
Lionbridge Technologies, Inc. (I)	1,904	9,520
ManTech International Corp., Class A	903	34,034
Mastercard, Inc.	26,243	2,670,750
MAXIMUS, Inc.	1,529	86,480
MoneyGram International, Inc. (I)	1,413	10,032
NCI, Inc., Class A	381	4,408
NeuStar, Inc., Class A (I)(L)	1,360	36,162
Paychex, Inc.	8,633	499,592
PayPal Holdings, Inc. (I)	29,002	1,188,212
Perficient, Inc. (I)	843	16,986
PFSweb, Inc. (I)	714	6,376
PRGX Global, Inc. (I)	1,116	5,256
Sabre Corp.	6,582	185,481
Science Applications International Corp.	1,039	72,075
ServiceSource International, Inc. (I)	1,648	8,042
Square, Inc., Class A (I)(L)	8,070	94,096
Sykes Enterprises, Inc. (I)	996	28,017
Syntel, Inc. (I)	2,000	83,820
TeleTech Holdings, Inc.	1,269	36,788
Teradata Corp. (I)	3,136	97,216
The Hackett Group, Inc.	576	9,516
The Western Union Company	11,667	242,907
Total System Services, Inc.	4,344	204,820
Unisys Corp. (I)	1,335	13,003
Vantiv, Inc., Class A (I)	4,547	255,860
Virtusa Corp. (I)	733	18,090
Visa, Inc., Class A	51,786	4,282,702
WEX, Inc. (I)	916	99,010
Xerox Corp.	24,252	245,673
		20,185,716
Semiconductors and semiconductor equipment - 2.6%
Acacia Communications, Inc. (I)(L)	891	92,022
Advanced Energy Industries, Inc. (I)	919	43,487
Advanced Micro Devices, Inc. (I)	19,122	132,133
Alpha & Omega Semiconductor, Ltd. (I)	677	14,704
Ambarella, Inc. (I)(L)	811	59,698
Amkor Technology, Inc. (I)	5,636	54,782
Analog Devices, Inc.	7,336	472,805
Applied Materials, Inc.	26,041	785,136
Applied Micro Circuits Corp. (I)	1,860	12,927
Axcelis Technologies, Inc. (I)	1,048	13,917
Brooks Automation, Inc.	1,693	23,042
Cabot Microelectronics Corp.	546	28,889
Cavium, Inc. (I)	1,490	86,718
CEVA, Inc. (I)	473	16,588
Cirrus Logic, Inc. (I)	1,542	81,957
Cohu, Inc.	836	9,815
Cree, Inc. (I)	2,451	63,040
Cypress Semiconductor Corp.	7,563	91,966
Diodes, Inc. (I)	1,139	24,306
Entegris, Inc. (I)	3,313	57,712
Exar Corp. (I)	1,365	12,708
First Solar, Inc. (I)(L)	2,463	97,264
FormFactor, Inc. (I)	2,017	21,884

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
GSI Technology, Inc. (I)	900	$4,257
Inphi Corp. (I)	911	39,638
Integrated Device Technology, Inc. (I)	3,152	72,811
Intel Corp.	112,806	4,258,427
Intersil Corp., Class A	3,066	67,237
inTEST Corp. (I)	1,205	4,820
IXYS Corp.	1,009	12,158
KLA-Tencor Corp.	3,703	258,136
Kulicke & Soffa Industries, Inc. (I)	1,781	23,028
Lam Research Corp.	3,804	360,277
Lattice Semiconductor Corp. (I)	2,974	19,301
Linear Technology Corp.	5,665	335,878
MACOM Technology
Solutions Holdings, Inc. (I)	1,327	56,185
Marvell Technology Group, Ltd.	12,153	161,236
Maxim Integrated Products, Inc.	6,815	272,123
MaxLinear, Inc., Class A (I)	1,434	29,067
Microchip Technology, Inc.	5,137	319,213
Micron Technology, Inc. (I)	24,832	441,513
Microsemi Corp. (I)	2,721	114,228
MKS Instruments, Inc.	1,286	63,953
Monolithic Power Systems, Inc.	1,007	81,064
Nanometrics, Inc. (I)	623	13,918
NeoPhotonics Corp. (I)	1,222	19,967
NVE Corp.	175	10,315
NVIDIA Corp.	12,742	873,082
ON Semiconductor Corp. (I)	10,127	124,765
PDF Solutions, Inc. (I)	882	16,026
Photronics, Inc. (I)	1,479	15,248
Power Integrations, Inc.	714	45,003
QUALCOMM, Inc.	35,115	2,405,378
Rambus, Inc. (I)	2,670	33,375
Rudolph Technologies, Inc. (I)	971	17,226
Semtech Corp. (I)	1,537	42,621
Sigma Designs, Inc. (I)	1,223	9,527
Silicon Laboratories, Inc. (I)	1,002	58,918
Skyworks Solutions, Inc.	4,520	344,153
STR Holdings, Inc. (I)	406	89
SunEdison Semiconductor, Ltd. (I)	1,110	12,643
SunEdison, Inc. (I)	6,553	330
SunPower Corp. (I)	3,206	28,598
Synaptics, Inc. (I)	852	49,910
Teradyne, Inc.	4,894	105,613
Tessera Technologies, Inc.	1,138	43,745
Texas Instruments, Inc.	24,000	1,684,320
Transwitch Corp. (I)	1,304	2
Ultratech, Inc. (I)	647	14,933
Veeco Instruments, Inc. (I)	1,054	20,690
Xcerra Corp. (I)	1,415	8,575
Xilinx, Inc.	6,069	329,789
		15,620,809
Software - 4.5%
8x8, Inc. (I)	1,985	30,629
A10 Networks, Inc. (I)	1,766	18,879
ACI Worldwide, Inc. (I)	2,863	55,485
Activision Blizzard, Inc.	17,593	779,370
Adobe Systems, Inc. (I)	11,947	1,296,727
American Software, Inc., Class A	877	9,735
ANSYS, Inc. (I)	2,116	195,963
Aspen Technology, Inc. (I)	1,934	90,492
Autodesk, Inc. (I)	5,341	386,315
Blackbaud, Inc.	1,162	77,087
Bottomline Technologies (de), Inc. (I)	911	21,235

The accompanying notes are an integral part of the financial statements.
290

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
BroadSoft, Inc. (I)	685	$31,887
CA, Inc.	9,911	327,856
Cadence Design Systems, Inc. (I)	7,138	182,233
Callidus Software, Inc. (I)	1,491	27,360
Citrix Systems, Inc. (I)	3,680	313,610
CommVault Systems, Inc. (I)	1,078	57,274
Covisint Corp. (I)	734	1,600
Dell Technologies, Inc., Class V (I)	5,200	248,560
Digimarc Corp. (I)	325	12,464
Document Security Systems, Inc. (I)	443	288
Ebix, Inc. (L)	840	47,754
Electronic Arts, Inc. (I)	7,194	614,368
Ellie Mae, Inc. (I)	692	72,868
Epiq Systems, Inc.	1,028	16,952
Fair Isaac Corp.	763	95,062
FalconStor Software, Inc. (I)	1,749	1,819
FireEye, Inc. (I)	4,078	60,069
Fleetmatics Group PLC (I)	928	55,661
Fortinet, Inc. (I)	4,044	149,345
Gigamon, Inc. (I)	777	42,580
GlobalSCAPE, Inc.	1,481	5,287
Glu Mobile, Inc. (I)(L)	2,758	6,178
Guidewire Software, Inc. (I)	1,731	103,825
HubSpot, Inc. (I)	900	51,858
Imperva, Inc. (I)	763	40,981
Infoblox, Inc. (I)	1,457	38,421
Interactive Intelligence Group, Inc. (I)	490	29,469
Intuit, Inc.	6,098	670,841
Jive Software, Inc. (I)	2,807	11,958
Majesco Entertainment Company	35	120
Manhattan Associates, Inc. (I)	1,728	99,567
Mentor Graphics Corp.	2,655	70,198
Microsoft Corp.	187,697	10,811,347
MicroStrategy, Inc., Class A (I)	263	44,037
Mitek Systems, Inc. (I)	479	3,971
MobileIron, Inc. (I)	1,929	5,305
Model N, Inc. (I)	646	7,177
Monotype Imaging Holdings, Inc.	1,063	23,503
NetSuite, Inc. (I)	1,928	213,410
Nuance Communications, Inc. (I)	6,680	96,860
Oracle Corp.	99,087	3,892,137
Paycom Software, Inc. (I)	1,425	71,435
Paylocity Holding Corp. (I)	1,217	54,108
Pegasystems, Inc.	1,800	53,082
Progress Software Corp. (I)	1,317	35,822
Proofpoint, Inc. (I)	1,021	76,422
PROS Holdings, Inc. (I)	740	16,731
PTC, Inc. (I)	2,803	124,201
Qualys, Inc. (I)	868	33,149
Rapid7, Inc. (I)	1,196	21,109
RealPage, Inc. (I)	2,058	52,891
Red Hat, Inc. (I)	4,335	350,398
RingCentral, Inc., Class A (I)	1,376	32,556
Rosetta Stone, Inc. (I)	599	5,080
salesforce.com, Inc. (I)	16,178	1,153,977
Secureworks Corp., Class A (I)	2,033	25,433
ServiceNow, Inc. (I)	3,892	308,052
Silver Spring Networks, Inc. (I)	1,081	15,329
Smith Micro Software, Inc. (I)	440	893
Splunk, Inc. (I)	3,181	186,661
SS&C Technologies Holdings, Inc.	4,725	151,909
Symantec Corp.	14,626	367,113
Synchronoss Technologies, Inc. (I)	1,046	43,074

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (I)	3,607	$214,075
Tableau Software, Inc., Class A (I)	1,809	99,983
Take-Two Interactive Software, Inc. (I)	2,001	90,205
Tangoe, Inc. (I)	1,265	10,436
Telenav, Inc. (I)	1,482	8,492
The Rubicon Project, Inc. (I)	1,007	8,338
The Ultimate Software Group, Inc. (I)	698	142,664
THQ, Inc. (I)	234	0
TiVo Corp. (I)	2,776	54,076
TubeMogul, Inc. (I)	804	7,533
Tyler Technologies, Inc. (I)	857	146,744
Upland Software, Inc. (I)	812	7,154
Varonis Systems, Inc. (I)	654	19,685
VASCO Data Security International, Inc. (I)	1,062	18,702
Verint Systems, Inc. (I)	1,403	52,795
VirnetX Holding Corp. (I)(L)	1,597	4,887
VMware, Inc., Class A (I)(L)	10,089	740,028
Workday, Inc., Class A (I)	4,702	431,126
Workiva, Inc. (I)	890	16,136
Zendesk, Inc. (I)	2,283	70,111
Zix Corp. (I)	880	3,608
Zynga, Inc., Class A (I)	21,526	62,641
		26,936,821
Technology hardware, storage and peripherals - 2.9%
3D Systems Corp. (I)(L)	2,618	46,993
Apple, Inc.	130,814	14,788,523
Avid Technology, Inc. (I)	1,037	8,234
CPI Card Group, Inc.	1,520	9,181
Cray, Inc. (I)	1,015	23,893
Diebold, Inc.	1,534	38,028
Eastman Kodak Company (I)	1,082	16,230
Electronics For Imaging, Inc. (I)	1,141	55,818
Hewlett Packard Enterprise Company	41,163	936,458
HP, Inc.	40,894	635,084
Imation Corp. (I)	1,203	761
Immersion Corp. (I)	978	7,980
Intevac, Inc. (I)	1,176	6,938
Lexmark International, Inc., Class A	1,463	58,461
NCR Corp. (I)	2,991	96,280
NetApp, Inc.	6,985	250,203
Nimble Storage, Inc. (I)	2,003	17,686
Pure Storage, Inc., Class A (I)(L)	4,787	64,864
Silicon Graphics International Corp. (I)	1,212	9,332
Super Micro Computer, Inc. (I)	1,189	27,787
TransAct Technologies, Inc.	494	3,641
Video Display Corp. (I)	1,821	2,003
Western Digital Corp.	6,693	391,340
		17,495,718
		118,101,619
Materials - 3.1%
Chemicals - 2.0%
A. Schulman, Inc.	713	20,763
Air Products & Chemicals, Inc.	5,160	775,754
Albemarle Corp.	2,696	230,481
American Vanguard Corp.	755	12,125
Ashland Global Holdings, Inc.	1,480	171,606
Axalta Coating Systems, Ltd. (I)	5,704	161,252
Balchem Corp.	725	56,209
Cabot Corp.	1,475	77,305
Calgon Carbon Corp.	1,150	17,446
Celanese Corp., Series A	3,519	234,225

The accompanying notes are an integral part of the financial statements.
291

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	5,650	$137,578
Chase Corp.	226	15,621
Chemtura Corp. (I)	1,472	48,296
Ciner Resources LP	509	15,845
Core Molding Technologies, Inc. (I)	280	4,732
E.I. du Pont de Nemours & Company	20,871	1,397,731
Eastman Chemical Company	3,541	239,655
Ecolab, Inc.	7,012	853,501
Ferro Corp. (I)	1,796	24,803
Flotek Industries, Inc. (I)(L)	1,385	20,138
FMC Corp.	3,237	156,477
FutureFuel Corp.	1,202	13,559
GCP Applied Technologies, Inc. (I)	1,748	49,503
Hawkins, Inc.	312	13,519
HB Fuller Company	1,198	55,671
Huntsman Corp.	5,713	92,951
Ingevity Corp. (I)	1,072	49,419
Innophos Holdings, Inc.	533	20,803
Innospec, Inc.	621	37,763
International Flavors & Fragrances, Inc.	1,880	268,784
Intrepid Potash, Inc. (I)	1,827	2,065
KMG Chemicals, Inc.	377	10,680
Koppers Holdings, Inc. (I)	493	15,865
Kraton Corp. (I)	778	27,261
Kronos Worldwide, Inc. (L)	2,710	22,466
LSB Industries, Inc. (I)	541	4,642
Metabolix, Inc. (I)	1,481	666
Minerals Technologies, Inc.	820	57,966
Monsanto Company	10,436	1,066,559
NewMarket Corp.	278	119,351
Northern Technologies International Corp. (I)	322	4,041
OCI Partners LP	2,042	12,068
Olin Corp.	3,964	81,341
OMNOVA Solutions, Inc. (I)	969	8,178
PolyOne Corp.	2,015	68,127
PPG Industries, Inc.	6,360	657,370
Praxair, Inc.	6,818	823,819
Quaker Chemical Corp.	343	36,334
Rayonier Advanced Materials, Inc.	994	13,290
RPM International, Inc.	3,162	169,863
Sensient Technologies Corp.	1,054	79,893
Stepan Company	506	36,766
Terra Nitrogen Company LP	422	47,403
TerraVia Holdings, Inc. (I)	3,082	8,476
The Chemours Company	4,318	69,088
The Dow Chemical Company	26,819	1,390,029
The Mosaic Company	8,427	206,124
The Scotts Miracle-Gro Company, Class A	1,434	119,409
The Sherwin-Williams Company	2,205	610,035
The Valspar Corp.	1,883	199,730
Trecora Resources (I)	686	7,834
Tredegar Corp.	888	16,508
Trinseo SA	1,169	66,119
Valhi, Inc.	7,686	17,678
W.R. Grace & Company	1,671	123,320
Westlake Chemical Corp.	3,120	166,920
Westlake Chemical Partners LP	391	8,930
		11,649,729
Construction materials - 0.1%
Eagle Materials, Inc.	1,126	87,040
Headwaters, Inc. (I)	1,664	28,155
Martin Marietta Materials, Inc.	1,515	271,352
Summit Materials, Inc., Class A (I)	1,522	28,233

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
U.S. Concrete, Inc. (I)	359	$16,537
United States Lime & Minerals, Inc.	118	7,788
Vulcan Materials Company	3,157	359,046
		798,151
Containers and packaging - 0.4%
AEP Industries, Inc.	126	13,781
AptarGroup, Inc.	1,465	113,406
Avery Dennison Corp.	2,115	164,526
Ball Corp.	3,403	278,876
Bemis Company, Inc.	2,253	114,926
Berry Plastics Group, Inc. (I)	2,850	124,973
Crown Holdings, Inc. (I)	3,312	189,082
Graphic Packaging Holding Company	7,469	104,491
Greif, Inc., Class A	1,126	55,838
International Paper Company	9,842	472,219
Multi Packaging
Solutions International, Ltd. (I)	1,900	27,379
Myers Industries, Inc.	599	7,781
Owens-Illinois, Inc. (I)	3,705	68,135
Packaging Corp. of America	2,223	180,641
Sealed Air Corp.	4,724	216,454
Silgan Holdings, Inc.	1,489	75,329
Sonoco Products Company	2,438	128,800
UFP Technologies, Inc. (I)	270	7,155
WestRock Company	6,078	294,661
		2,638,453
Metals and mining - 0.5%
A. M. Castle & Company (I)	676	541
AK Steel Holding Corp. (I)	5,937	28,676
Alcoa, Inc.	31,640	320,830
Allegheny Technologies, Inc. (L)	2,513	45,410
Carpenter Technology Corp.	1,065	43,942
Century Aluminum Company (I)	2,202	15,304
Cliffs Natural Resources, Inc. (I)(L)	4,609	26,963
Coeur Mining, Inc. (I)	3,812	45,096
Commercial Metals Company	2,880	46,627
Compass Minerals International, Inc.	779	57,412
Freeport-McMoRan, Inc.	30,030	326,126
General Moly, Inc. (I)	2,672	748
Golden Minerals Company (I)	848	644
Handy & Harman, Ltd. (I)	386	8,121
Haynes International, Inc.	336	12,469
Hecla Mining Company	9,212	52,508
Hi-Crush Partners LP (I)	931	14,282
Horsehead Holding Corp. (I)	1,401	27
Kaiser Aluminum Corp.	411	35,547
Materion Corp.	519	15,938
Midway Gold Corp. (I)	3,078	3
Molycorp, Inc. (I)	6,266	201
Newmont Mining Corp.	12,700	498,983
Nucor Corp.	7,622	376,908
Olympic Steel, Inc.	311	6,873
Paramount Gold Nevada Corp. (I)	221	444
Reliance Steel & Aluminum Company	1,718	123,748
Royal Gold, Inc.	1,516	117,384
Ryerson Holding Corp. (I)	791	8,930
Schnitzer Steel Industries, Inc., Class A	687	14,358
Southern Copper Corp. (L)	18,572	488,444
Steel Dynamics, Inc.	5,877	146,866
Stillwater Mining Company (I)	2,775	37,074
SunCoke Energy Partners LP	1,200	18,168
SunCoke Energy, Inc.	1,547	12,407

The accompanying notes are an integral part of the financial statements.
292

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Synalloy Corp.	518	$4,854
Tahoe Resources, Inc.	7,130	91,478
TimkenSteel Corp. (I)	1,013	10,586
United States Steel Corp. (L)	3,397	64,067
US Antimony Corp. (I)	2,052	933
Vista Gold Corp. (I)	2,508	2,658
Worthington Industries, Inc.	1,465	70,364
		3,192,942
Paper and forest products - 0.1%
Boise Cascade Company (I)	927	23,546
Clearwater Paper Corp. (I)	383	24,769
Deltic Timber Corp.	336	22,757
KapStone Paper and Packaging Corp.	2,401	45,427
Louisiana-Pacific Corp. (I)	3,348	63,043
Neenah Paper, Inc.	450	35,555
PH Glatfelter Company	1,142	24,759
Rentech, Inc. (I)	1,061	3,098
Schweitzer-Mauduit International, Inc.	763	29,421
		272,375
		18,551,650
Real estate - 4.0%
Equity real estate investment trusts - 3.9%
Acadia Realty Trust	1,698	61,536
Agree Realty Corp.	498	24,621
Alexander’s, Inc.	132	55,387
Alexandria Real Estate Equities, Inc.	1,770	192,523
American Assets Trust, Inc.	1,121	48,629
American Campus Communities, Inc.	3,089	157,137
American Homes 4 Rent, Class A	5,749	124,408
American Tower Corp.	10,139	1,149,053
Apartment Investment & Management
Company, Class A	3,771	173,127
Apple Hospitality REIT, Inc.	4,200	77,742
Armada Hoffler Properties, Inc.	983	13,172
Ashford Hospitality Prime, Inc.	896	12,634
Ashford Hospitality Trust, Inc.	2,152	12,675
AvalonBay Communities, Inc.	3,276	582,604
Bluerock Residential Growth REIT, Inc.	654	8,502
Boston Properties, Inc.	3,674	500,729
Brandywine Realty Trust	4,232	66,104
Brixmor Property Group, Inc.	7,038	195,586
Camden Property Trust	2,078	174,012
Care Capital Properties, Inc.	1,962	55,917
CareTrust REIT, Inc.	1,577	23,308
CatchMark Timber Trust, Inc., Class A	1,041	12,169
CBL & Associates Properties, Inc.	3,918	47,565
Cedar Realty Trust, Inc.	2,391	17,215
Chatham Lodging Trust	1,014	19,520
Chesapeake Lodging Trust	1,393	31,900
Colony Starwood Homes	2,489	71,434
Columbia Property Trust, Inc.	2,913	65,222
Communications Sales & Leasing, Inc.	3,640	114,332
Community Healthcare Trust, Inc.	509	11,157
CorEnergy Infrastructure Trust, Inc.	217	6,365
CoreSite Realty Corp.	722	53,457
Corporate Office Properties Trust	2,190	62,087
Corrections Corp. of America	2,844	39,446
Cousins Properties, Inc.	4,834	50,467
Crown Castle International Corp.	8,053	758,673
CubeSmart	4,232	115,364
CyrusOne, Inc.	1,885	89,669

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
DCT Industrial Trust, Inc.	2,154	$104,577
DDR Corp.	8,843	154,133
DiamondRock Hospitality Company	4,943	44,981
Digital Realty Trust, Inc.	3,784	367,502
Douglas Emmett, Inc.	3,549	130,000
Duke Realty Corp.	8,192	223,887
DuPont Fabros Technology, Inc.	1,768	72,930
Easterly Government Properties, Inc.	770	14,692
EastGroup Properties, Inc.	779	57,303
Education Realty Trust, Inc.	1,610	69,455
Empire State Realty Trust, Inc., Class A	2,973	62,284
EPR Properties	1,484	116,850
Equinix, Inc.	1,653	595,493
Equity Commonwealth (I)	3,074	92,896
Equity LifeStyle Properties, Inc.	2,044	157,756
Equity One, Inc.	3,403	104,166
Equity Residential	8,695	559,349
Essex Property Trust, Inc.	1,563	348,080
Extra Space Storage, Inc.	2,971	235,927
Farmland Partners, Inc.	377	4,222
Federal Realty Investment Trust	1,682	258,910
FelCor Lodging Trust, Inc.	3,209	20,634
First Industrial Realty Trust, Inc.	2,858	80,653
First Potomac Realty Trust	1,654	15,134
Forest City Realty Trust, Inc., Class A	6,322	146,228
Four Corners Property Trust, Inc.	1,318	28,113
Franklin Street Properties Corp.	2,442	30,769
Gaming and Leisure Properties, Inc.	4,819	161,196
General Growth Properties, Inc.	21,040	580,704
Getty Realty Corp.	809	19,359
Gladstone Commercial Corp.	843	15,705
Government Properties Income Trust	1,666	37,685
Gramercy Property Trust	9,896	95,397
HCP, Inc.	11,182	424,357
Healthcare Realty Trust, Inc.	2,565	87,364
Healthcare Trust of America, Inc., Class A	3,248	105,950
Hersha Hospitality Trust	963	17,353
Highwoods Properties, Inc.	2,302	119,980
Hospitality Properties Trust	3,527	104,822
Host Hotels & Resorts, Inc.	17,798	277,115
Hudson Pacific Properties, Inc.	2,493	81,945
Independence Realty Trust, Inc.	1,319	11,871
InfraREIT, Inc.	1,129	20,480
Investors Real Estate Trust	3,169	18,856
Iron Mountain, Inc.	6,244	234,337
Kilroy Realty Corp.	2,220	153,957
Kimco Realty Corp.	10,050	290,948
Kite Realty Group Trust	2,004	55,551
Lamar Advertising Company, Class A	2,331	152,238
LaSalle Hotel Properties	2,682	64,019
Lexington Realty Trust	5,628	57,968
Liberty Property Trust	3,554	143,404
Life Storage, Inc.	1,077	95,788
LTC Properties, Inc.	965	50,170
Mack-Cali Realty Corp.	2,086	56,781
Medical Properties Trust, Inc.	5,667	83,702
MGM Growth Properties LLC	1,446	37,697
Mid-America Apartment Communities, Inc.	1,773	166,644
Monmouth Real Estate Investment Corp.	1,469	20,963
Monogram Residential Trust, Inc.	4,005	42,613
National Health Investors, Inc.	901	70,710
National Retail Properties, Inc.	3,382	171,975
National Storage Affiliates Trust	528	11,056

The accompanying notes are an integral part of the financial statements.
293

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
New Senior Investment Group, Inc.	2,155	$24,869
New York REIT, Inc.	3,741	34,230
NexPoint Residential Trust, Inc.	745	14,647
NorthStar Realty Europe Corp.	1,374	15,045
Northstar Realty Finance Corp.	4,478	58,975
Omega Healthcare Investors, Inc.	4,470	158,462
One Liberty Properties, Inc.	544	13,143
Outfront Media, Inc.	3,347	79,157
Paramount Group, Inc.	5,251	86,064
Parkway Properties, Inc.	2,781	47,305
Pebblebrook Hotel Trust	1,740	46,284
Pennsylvania Real Estate Investment Trust	1,656	38,138
Physicians Realty Trust	3,190	68,713
Piedmont Office Realty Trust, Inc., Class A	3,349	72,908
Post Properties, Inc.	1,263	83,522
Potlatch Corp.	951	36,984
Preferred Apartment Communities, Inc.	734	9,916
Prologis, Inc.	12,593	674,229
PS Business Parks, Inc.	649	73,707
Public Storage	4,138	923,353
QTS Realty Trust, Inc., Class A	1,179	62,310
RAIT Financial Trust	1,605	5,425
Ramco-Gershenson Properties Trust	1,960	36,730
Rayonier, Inc.	2,911	77,258
Realty Income Corp.	6,125	409,946
Regency Centers Corp.	2,321	179,854
Retail Opportunity Investments Corp.	2,494	54,768
Retail Properties of America, Inc., Class A	5,782	97,138
Rexford Industrial Realty, Inc.	1,649	37,746
RLJ Lodging Trust	3,050	64,142
Ryman Hospitality Properties	1,232	59,333
Sabra Health Care REIT, Inc.	1,535	38,651
Saul Centers, Inc.	477	31,768
Select Income REIT	2,137	57,485
Senior Housing Properties Trust	5,681	129,016
Seritage Growth Properties (L)	824	41,760
Silver Bay Realty Trust Corp.	777	13,621
Simon Property Group, Inc.	7,387	1,529,183
SL Green Realty Corp.	2,407	260,197
Sotherly Hotels, Inc.	868	4,566
Spirit Realty Capital, Inc.	11,432	152,389
STAG Industrial, Inc.	1,797	44,044
STORE Capital Corp.	3,560	104,913
Summit Hotel Properties, Inc.	1,948	25,636
Sun Communities, Inc.	1,532	120,231
Sunstone Hotel Investors, Inc.	5,238	66,994
Tanger Factory Outlet Centers, Inc.	2,305	89,803
Taubman Centers, Inc.	1,400	104,174
Terreno Realty Corp.	1,037	28,528
The Macerich Company	3,536	285,956
Tier REIT, Inc.	1,279	19,748
UDR, Inc.	6,421	231,092
UMH Properties, Inc.	1,112	13,255
Universal Health Realty Income Trust	318	20,040
Urban Edge Properties	2,318	65,229
Urstadt Biddle Properties, Inc.	242	4,380
Urstadt Biddle Properties, Inc., Class A	890	19,776
Ventas, Inc.	8,054	568,854
VEREIT, Inc.	21,743	225,475
Vornado Realty Trust	4,513	456,761
Washington Prime Group, Inc.	4,412	54,621
Washington Real Estate Investment Trust	1,849	57,541
Weingarten Realty Investors	2,999	116,901

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Welltower, Inc.	8,518	$636,891
Weyerhaeuser Company	17,892	571,470
Whitestone REIT	845	11,729
Winthrop Realty Trust	1,052	8,763
WP Carey, Inc.	2,539	163,842
		23,532,616
Real estate management and development - 0.1%
Alexander & Baldwin, Inc.	1,192	45,797
AV Homes, Inc. (I)	525	8,736
CBRE Group, Inc., Class A (I)	7,904	221,154
Consolidated-Tomoka Land Company	189	9,675
Forestar Group, Inc. (I)	1,047	12,260
FRP Holdings, Inc. (I)	274	8,513
Griffin Land & Nurseries, Inc.	224	7,099
HFF, Inc., Class A	916	25,364
Jones Lang LaSalle, Inc.	1,057	120,276
Kennedy-Wilson Holdings, Inc.	2,796	63,050
Marcus & Millichap, Inc. (I)	862	22,541
RE/MAX Holdings, Inc., Class A	428	18,738
Tejon Ranch Company (I)	488	11,868
The Howard Hughes Corp. (I)	963	110,264
The RMR Group, Inc., Class A	776	29,441
The St. Joe Company (I)	1,877	34,499
		749,275
		24,281,891
Telecommunication services - 2.4%
Diversified telecommunication services - 2.1%
Alaska Communications
Systems Group, Inc. (I)	1,419	2,441
AT&T, Inc.	147,033	5,971,010
ATN International, Inc.	401	26,081
CenturyLink, Inc.	12,975	355,904
Cincinnati Bell, Inc. (I)	4,894	19,968
Cogent Communications Holdings, Inc.	1,021	37,583
Consolidated Communications Holdings, Inc.	1,156	29,177
FairPoint Communications, Inc. (I)	740	11,122
Frontier Communications Corp.	28,061	116,734
Fusion
Telecommunications International, Inc. (I)	1,940	3,201
General Communication, Inc., Class A (I)	1,029	14,149
Globalstar, Inc. (I)(L)	22,247	26,919
Hawaiian Telcom Holdco, Inc. (I)	400	8,956
IDT Corp., Class B	675	11,637
Inteliquent, Inc.	876	14,139
Iridium Communications, Inc. (I)(L)	2,478	20,097
Level 3 Communications, Inc. (I)	8,543	396,224
Lumos Networks Corp. (I)	549	7,686
ORBCOMM, Inc. (I)	1,692	17,343
SBA Communications Corp., Class A (I)	3,003	336,816
Straight Path
Communications, Inc., Class B (I)	302	7,734
Towerstream Corp. (I)	112	152
Verizon Communications, Inc.	97,344	5,059,941
Vonage Holdings Corp. (I)	4,929	32,581
Windstream Holdings, Inc. (L)	2,313	23,246
Zayo Group Holdings, Inc. (I)	5,746	170,714
		12,721,555
Wireless telecommunication services - 0.3%
Boingo Wireless, Inc. (I)	1,274	13,097
Leap Wireless International, Inc. (I)	2,036	6,413
Shenandoah Telecommunications Company	1,161	31,591

The accompanying notes are an integral part of the financial statements.
294

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Sprint Corp. (I)(L)	95,174	$631,004
T-Mobile US, Inc. (I)	19,667	918,842
Telephone & Data Systems, Inc.	2,523	68,575
United States Cellular Corp. (I)	2,040	74,134
		1,743,656
		14,465,211
Utilities - 3.1%
Electric utilities - 1.8%
ALLETE, Inc.	1,173	69,934
Alliant Energy Corp.	5,416	207,487
American Electric Power Company, Inc.	11,727	752,991
Avangrid, Inc.	7,420	310,008
Duke Energy Corp.	16,456	1,317,138
Edison International	7,767	561,166
El Paso Electric Company	986	46,115
Entergy Corp.	4,288	329,018
Eversource Energy	7,567	409,980
Exelon Corp.	21,215	706,247
FirstEnergy Corp.	10,067	333,016
Great Plains Energy, Inc.	3,613	98,599
Hawaiian Electric Industries, Inc.	2,623	78,297
IDACORP, Inc.	1,195	93,545
ITC Holdings Corp.	3,625	168,490
MGE Energy, Inc.	847	47,864
NextEra Energy, Inc.	11,022	1,348,211
OGE Energy Corp.	4,833	152,819
Otter Tail Corp.	937	32,411
PG&E Corp.	11,847	724,681
Pinnacle West Capital Corp.	2,624	199,398
PNM Resources, Inc.	1,941	63,510
Portland General Electric Company	2,132	90,802
PPL Corp.	16,159	558,617
Spark Energy, Inc., Class A (L)	346	10,079
The Empire District Electric Company	1,051	35,881
The Southern Company	22,420	1,150,146
Westar Energy, Inc.	3,367	191,077
Xcel Energy, Inc.	12,121	498,658
		10,586,185
Gas utilities - 0.2%
AmeriGas Partners LP	2,217	101,228
Atmos Energy Corp.	2,431	181,037
Chesapeake Utilities Corp.	331	20,211
Ferrellgas Partners LP	2,450	28,518
National Fuel Gas Company	2,027	109,600
New Jersey Resources Corp.	2,014	66,180
Northwest Natural Gas Company	684	41,115
ONE Gas, Inc.	1,229	76,001
Piedmont Natural Gas Company, Inc.	1,903	114,256
South Jersey Industries, Inc.	1,881	55,584
Southwest Gas Corp.	1,106	77,265
Spire, Inc.	1,109	70,688
Star Gas Partners LP	1,232	11,889
Suburban Propane Partners LP	1,493	49,717
UGI Corp.	4,169	188,606
WGL Holdings, Inc.	1,188	74,488
		1,266,383
Independent power and renewable electricity producers - 0.1%
8point3 Energy Partners LP	1,838	26,467
AES Corp.	15,918	204,546
Atlantic Power Corp.	4,390	10,843
Calpine Corp. (I)	8,711	110,107

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity
producers (continued)
Dynegy, Inc. (I)	2,927	$36,266
NextEra Energy Partners LP	1,044	29,201
NRG Energy, Inc.	7,586	85,039
Ormat Technologies, Inc.	1,243	60,174
Talen Energy Corp. (I)	2,922	40,470
TerraForm Global, Inc., Class A (I)	3,800	15,618
TerraForm Power, Inc., Class A (I)(L)	3,768	52,413
Vivint Solar, Inc. (I)(L)	2,719	8,592
		679,736
Multi-utilities - 0.9%
Ameren Corp.	5,753	282,933
Avista Corp.	1,574	65,777
Black Hills Corp.	1,244	76,158
CenterPoint Energy, Inc.	10,292	239,083
CMS Energy Corp.	6,692	281,131
Consolidated Edison, Inc.	7,213	543,139
Dominion Resources, Inc.	14,726	1,093,700
DTE Energy Company	4,276	400,533
MDU Resources Group, Inc.	4,706	119,721
NiSource, Inc.	7,692	185,454
NorthWestern Corp.	1,173	67,483
Public Service Enterprise Group, Inc.	12,056	504,785
SCANA Corp.	3,436	248,663
Sempra Energy	5,952	637,995
Unitil Corp.	375	14,648
Vectren Corp.	1,969	98,844
WEC Energy Group, Inc.	7,511	449,759
		5,309,806
Water utilities - 0.1%
American States Water Company	889	35,604
American Water Works Company, Inc.	4,233	316,798
Aqua America, Inc.	4,256	129,723
Artesian Resources Corp., Class A	331	9,447
California Water Service Group	1,119	35,909
Connecticut Water Service, Inc.	283	14,074
Middlesex Water Company	406	14,307
Pure Cycle Corp. (I)	1,164	6,681
SJW Corp.	497	21,709
York Water Company	407	12,072
		596,324
		18,438,434
TOTAL COMMON STOCKS (Cost $339,286,938)		$585,900,075

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
Catalyst Biosciences, Inc.
2.224%, 02/19/2018 (Z)	$779	$467
TOTAL CONVERTIBLE BONDS (Cost $779)		$467

WARRANTS - 0.0%
Asterias Biotherapeutics, Inc. (Expiration Date:
09/30/2016; Strike Price: $5.00) (I)	30	15
BioTime, Inc. (Expiration Date: 10/01/2018;
Strike Price: $5.00) (I)	184	149
Eagle Bulk Shipping, Inc. (Expiration Date:
10/15/2021; Strike Price: $27.82) (I)	92	3
Education Management Corp. (Expiration
Date: 01/05/2022) (I)(N)	4,333	25
Genco Shipping & Trading, Ltd. (Expiration
Date: 07/09/2021; Strike Price: $20.99) (I)	84	4

The accompanying notes are an integral part of the financial statements.
295

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
WARRANTS (continued)
Hercules Offshore, Inc. (Expiration
Date: 11/08/2021) (I)(N)	124	$175
Hycroft Mining Corp. (Expiration
Date: 10/12/2022) (I)(N)	196	0
Swift Energy Company (Expiration
Date: 04/15/2019) (I)(N)	50	92
Swift Energy Company (Expiration
Date: 04/15/2020) (I)(N)	50	140
TOTAL WARRANTS (Cost $19,078)		$603

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.6548% (W)(Y)	820,477	8,210,190
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,209,823)		$8,210,190

SHORT-TERM INVESTMENTS - 2.0%
Repurchase agreement - 2.0%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $11,740,029 on 10/03/2016,
collateralized by $11,770,000 U.S. Treasury
Inflation Indexed Notes, 0.125% due
07/15/2026 (valued at $11,975,975,
including interest)	$11,740,000	$11,740,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,740,000)		$11,740,000
Total Investments (Total Stock Market Index Trust)
(Cost $359,256,618) - 101.1%		$605,851,335
Other assets and liabilities, net - (1.1%)		(6,429,086)
TOTAL NET ASSETS - 100.0%		$599,422,249

Ultra Short Term Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 25.5%
U.S. Government - 21.9%
U.S. Treasury Notes
0.500%, 01/31/2017	$16,000,000	$16,009,360
0.750%, 01/15/2017	11,000,000	11,013,343
0.875%, 11/30/2016	14,000,000	14,015,176
3.125%, 10/31/2016	12,000,000	12,027,324
3.250%, 12/31/2016	15,000,000	15,107,951
		68,173,154
U.S. Government Agency - 3.6%
Federal Home Loan Mortgage Corp.
2.390%, 12/01/2035 (P)	188,537	194,831
2.440%, 12/01/2036 (P)	137,806	142,687
2.541%, 12/01/2035 (P)	374,750	394,101
2.697%, 06/01/2036 (P)	205,683	213,726
2.713%, 05/01/2037 (P)	337,936	356,233
2.726%, 11/01/2036 (P)	374,616	394,583
2.821%, 02/01/2036 (P)	277,421	290,528
2.846%, 05/01/2034 (P)	401,613	424,109
2.855%, 08/01/2035 (P)	431,460	457,029
Federal National Mortgage Association
2.326%, 10/01/2038 (P)	330,841	346,014

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.373%, 10/01/2035 (P)	$613,326	$633,609
2.375%, 04/01/2035 (P)	1,676,509	1,743,385
2.475%, 02/01/2035 (P)	415,630	429,932
2.608%, 01/01/2036 (P)	461,519	486,621
2.615%, 02/01/2035 (P)	795,307	839,546
2.655%, 05/01/2036 (P)	1,038,252	1,095,803
2.666%, 01/01/2036 (P)	270,600	285,692
2.730%, 07/01/2035 (P)	702,227	733,459
2.753%, 07/01/2035 (P)	367,971	388,852
2.758%, 05/01/2034 (P)	249,721	264,657
Government National Mortgage Association
1.875%, 08/20/2032 to 08/20/2035 (P)	884,209	912,455
		11,027,852
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $79,532,540)		$79,201,006

CORPORATE BONDS - 52.3%
Consumer discretionary - 6.9%
American Honda Finance Corp.
1.125%, 10/07/2016	1,000,000	1,000,006
Cox Communications, Inc.
5.875%, 12/01/2016 (S)	1,200,000	1,208,389
Daimler Finance North America LLC
1.469%, 08/03/2017 (P)(S)	2,000,000	2,006,452
2.950%, 01/11/2017 (S)	1,000,000	1,005,120
Ford Motor Credit Company LLC
1.361%, 09/08/2017 (P)	1,500,000	1,500,494
1.483%, 03/27/2017 (P)	2,030,000	2,031,529
General Motors Financial Company, Inc.
2.625%, 07/10/2017	2,000,000	2,015,850
Historic TW, Inc. 6.875%, 06/15/2018	3,500,000	3,815,648
Scripps Networks Interactive, Inc.
2.700%, 12/15/2016	1,000,000	1,002,355
The Home Depot, Inc. 1.220%, 09/15/2017 (P)	1,300,000	1,303,575
Toyota Motor Credit Corp.
1.700%, 02/19/2019	3,000,000	3,023,214
Viacom, Inc. 3.500%, 04/01/2017	1,448,000	1,460,928
		21,373,560
Consumer staples - 6.1%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	4,000,000	4,039,640
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017	3,000,000	3,038,712
ConAgra Foods, Inc. 5.819%, 06/15/2017	1,500,000	1,542,867
Kraft Heinz Foods Company
2.000%, 07/02/2018	2,500,000	2,524,698
2.250%, 06/05/2017	1,015,000	1,021,323
PepsiCo, Inc. 1.125%, 07/17/2017	1,000,000	1,000,537
Philip Morris International, Inc.
1.250%, 08/11/2017	1,500,000	1,501,574
1.625%, 03/20/2017	1,400,000	1,405,124
Reynolds American, Inc. 2.300%, 08/21/2017	2,500,000	2,521,075
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	245,000	246,333
		18,841,883
Energy - 0.7%
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018	2,000,000	2,103,232

The accompanying notes are an integral part of the financial statements.

296

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials - 13.0%
American Express Company
6.150%, 08/28/2017	$1,000,000	$1,042,066
American Express Credit Corp.
2.375%, 03/24/2017	2,000,000	2,012,020
Bank of America NA
1.125%, 11/14/2016	2,000,000	2,000,694
5.300%, 03/15/2017	1,775,000	1,806,029
BB&T Corp. 1.600%, 08/15/2017	1,000,000	1,003,311
Citigroup, Inc. 1.307%, 08/14/2017 (P)	1,951,000	1,951,853
Credit Suisse AG 1.750%, 01/29/2018	3,000,000	3,000,396
ING Bank NV 3.750%, 03/07/2017 (S)	2,785,000	2,813,574
JPMorgan Chase & Co. 6.000%, 01/15/2018 3,000,000		3,169,836
Macquarie Bank, Ltd.
1.647%, 03/24/2017 (P)(S)	2,000,000	1,998,748
5.000%, 02/22/2017 (S)	1,320,000	1,338,019
Morgan Stanley
5.450%, 01/09/2017	1,500,000	1,516,478
5.625%, 09/23/2019	2,057,000	2,277,874
National City Bank 1.203%, 06/07/2017 (P) 2,500,000		2,500,425
National Rural Utilities
Cooperative Finance Corp.
1.100%, 01/27/2017	645,000	645,181
1.117%, 11/23/2016 (P)	2,000,000	2,000,756
Santander Holdings USA, Inc.
2.700%, 05/24/2019	690,000	698,569
Santander UK PLC
1.362%, 03/13/2017 (P)	2,000,000	1,998,718
2.500%, 03/14/2019	2,000,000	2,029,720
The PNC Financial Services Group, Inc.
5.625%, 02/01/2017	2,500,000	2,535,973
Wells Fargo & Company
1.101%, 09/08/2017 (P)	2,000,000	1,998,048
		40,338,288
Health care - 11.0%
AbbVie, Inc. 1.800%, 05/14/2018	3,600,000	3,615,120
Actavis Funding SCS 1.850%, 03/01/2017	3,000,000	3,007,608
Aetna, Inc. 1.500%, 11/15/2017	3,000,000	3,000,240
Amgen, Inc.
2.125%, 05/15/2017	2,000,000	2,011,578
2.500%, 11/15/2016	2,000,000	2,002,918
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017	1,500,000	1,503,755
5.650%, 05/15/2018	3,000,000	3,206,919
Merck & Company, Inc.
0.932%, 02/10/2017 (P)	1,665,000	1,665,603
Mylan, Inc. 1.350%, 11/29/2016	2,000,000	2,001,006
Pfizer, Inc. 0.967%, 05/15/2017 (P)	2,300,000	2,302,318
Teva Pharmaceutical Finance
Netherlands III BV 1.700%, 07/19/2019	2,870,000	2,863,296
UnitedHealth Group, Inc.
1.875%, 11/15/2016	2,000,000	2,002,086
6.000%, 02/15/2018	2,000,000	2,125,566
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	2,909,000	2,912,113
		34,220,126
Industrials - 2.3%
Air Lease Corp. 2.625%, 09/04/2018	3,000,000	3,027,141
International Lease Finance Corp.
3.875%, 04/15/2018	2,000,000	2,047,500
John Deere Capital Corp.
1.070%, 12/15/2017 (P)	1,200,000	1,200,409

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp. 5.650%, 05/01/2017	$1,000,000	$1,025,818
		7,300,868
Information technology - 4.8%
Apple, Inc. 1.700%, 02/22/2019	3,000,000	3,033,834
Cisco Systems, Inc.
1.100%, 03/03/2017	1,509,000	1,509,605
1.115%, 03/03/2017 (P)	2,000,000	2,002,244
eBay, Inc. 2.500%, 03/09/2018	285,000	289,022
IBM Corp. 1.800%, 05/17/2019	3,000,000	3,040,008
Visa, Inc. 1.200%, 12/14/2017	1,495,000	1,498,389
Xerox Corp.
2.950%, 03/15/2017	2,000,000	2,011,824
6.750%, 02/01/2017	1,500,000	1,523,619
		14,908,545
Materials - 0.3%
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	1,000,000	1,001,200
Real estate - 2.5%
American Tower Corp. 3.400%, 02/15/2019	1,515,000	1,574,053
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,780,000	1,813,218
HCP, Inc. 6.000%, 01/30/2017	1,344,000	1,363,222
Welltower, Inc. 4.700%, 09/15/2017	2,900,000	2,986,449
		7,736,942
Telecommunication services - 2.4%
AT&T, Inc. 1.051%, 03/30/2017 (P)	1,500,000	1,501,661
Telefonica Emisiones SAU
6.221%, 07/03/2017	2,746,000	2,842,297
Verizon Communications, Inc.
1.350%, 06/09/2017	3,000,000	3,003,663
		7,347,621
Utilities - 2.3%
Duke Energy Corp. 1.034%, 04/03/2017 (P)	2,500,000	2,502,610
Electricite de France SA
1.150%, 01/20/2017 (S)	2,000,000	1,998,820
1.156%, 01/20/2017 (P)(S)	2,822,000	2,823,301
		7,324,731
TOTAL CORPORATE BONDS (Cost $161,746,658)		$162,496,996

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%
U.S. Government Agency - 0.5%
Federal National Mortgage Association,
Series 2013-10, Class FT
0.875%, 04/25/2042 (P)	1,564,663	1,559,425
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,568,086)		$1,559,425

ASSET BACKED SECURITIES - 18.6%
American Express Credit Account
Master Trust, Series 2014-2, Class A
1.260%, 01/15/2020	3,945,000	3,952,923
AmeriCredit Automobile Receivables Trust,
Series 2016-2, Class A2A
1.420%, 10/08/2019	3,000,000	3,003,785
BA Credit Card Trust, Series 2014-A2,
Class A 0.794%, 09/16/2019 (P)	3,075,000	3,077,459

The accompanying notes are an integral part of the financial statements.

297

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cabela’s Credit Card Master Note Trust,
Series 2012-2A, Class A2
1.004%, 06/15/2020 (P)(S)	$1,000,000	$999,500
Capital One Multi-Asset Execution Trust
Series 2007-A1, Class A1,
0.574%, 11/15/2019 (P)	3,000,000	3,000,000
Series 2014-A2, Class A2,
1.260%, 01/15/2020	1,500,000	1,502,164
CarMax Auto Owner Trust
Series 2013-1, Class A4,
0.890%, 08/17/2018	798,161	797,865
Series 2013-3, Class A3,
0.970%, 04/16/2018	277,517	277,545
Series 2014-1, Class A3,
0.790%, 10/15/2018	766,897	766,455
Chase Issuance Trust
Series 2012-A2, Class A2,
0.794%, 05/15/2019 (P)	1,000,000	1,000,935
Series 2014-A1, Class A1,
1.150%, 01/15/2019	3,000,000	3,001,801
Citibank Credit Card Issuance Trust,
Series 2014-A4, Class A4
1.230%, 04/24/2019	4,496,000	4,503,392
CNH Equipment Trust
Series 2014-C, Class A3,
1.050%, 11/15/2019	2,659,847	2,658,422
Series 2016-B, Class A2A,
1.310%, 10/15/2019	1,800,000	1,802,046
Discover Card Execution Note Trust
Series 2014-A2, Class A2,
1.017%, 08/15/2019 (P)	2,910,000	2,911,519
Series 2014-A3, Class A3,
1.220%, 10/15/2019	1,500,000	1,502,171
Ford Credit Auto Owner Trust
Series 2013-D, Class A3,
0.670%, 04/15/2018	392,210	391,920
Series 2014-C, Class A3,
1.060%, 05/15/2019	1,557,101	1,557,986
Series 2015-A, Class A3,
1.280%, 09/15/2019	3,417,000	3,424,519
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3,
0.770%, 03/19/2018	780,930	780,472
Series 2014-3, Class A3,
0.880%, 06/15/2018	931,400	931,138
Series 2016-2, Class A2,
1.130%, 09/17/2018	2,000,000	2,000,991
Hyundai Auto Receivables Trust,
Series 2014-A, Class A3
0.790%, 07/16/2018	898,223	897,985
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A3,
0.720%, 08/15/2018	734,175	733,077
Series 2016-A, Class A2A,
1.060%, 02/15/2019	3,700,000	3,701,627
Santander Drive Auto Receivables Trust,
Series 2016-2, Class A2A
1.380%, 07/15/2019	3,000,000	3,004,618
Toyota Auto Receivables Owner Trust
Series 2013-A, Class A4,
0.690%, 11/15/2018	1,017,575	1,017,276
Series 2013-B, Class A4,
1.460%, 01/15/2019	3,558,782	3,565,985

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust, Series 2015-A,
Class A2A 0.870%, 06/20/2017	$226,077	$226,068
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Class A3
0.700%, 04/20/2018	487,289	486,272
Wheels SPV LLC, Series 2014-1A, Class A2
0.840%, 03/20/2023 (S)	229,636	229,413
TOTAL ASSET BACKED SECURITIES (Cost $57,710,478)		$57,707,329

SHORT-TERM INVESTMENTS - 0.5%
Repurchase agreement - 0.5%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2016 at 0.420% to be
repurchased at $1,605,056 on 10/03/2016,
collateralized by $1,578,100 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2021 (valued at $1,637,185,
including interest)	1,605,000	1,605,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,605,000)		$1,605,000
Total Investments (Ultra Short Term Bond Trust)
(Cost $302,162,762) - 97.4%		$302,569,756
Other assets and liabilities, net - 2.6%		8,188,727
TOTAL NET ASSETS - 100.0%		$310,758,483

U.S. Equity Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.2%
Consumer discretionary - 12.9%
Auto components - 1.7%
Cooper Tire & Rubber Company	8,300	$315,566
Cooper-Standard Holding, Inc. (I)	4,400	434,720
Drew Industries, Inc.	6,400	627,328
Gentex Corp.	27,900	489,924
Lear Corp.	37,400	4,533,628
Superior Industries International, Inc.	7,800	227,448
The Goodyear Tire & Rubber Company	34,600	1,117,580
Tower International, Inc.	18,100	436,210
		8,182,404
Automobiles - 0.4%
Thor Industries, Inc.	19,300	1,634,710
Diversified consumer services - 0.0%
Apollo Education Group, Inc. (I)	5,200	41,340
Bridgepoint Education, Inc. (I)	6,800	46,716
		88,056
Hotels, restaurants and leisure - 0.3%
Marriott Vacations Worldwide Corp.	3,000	219,960
Penn National Gaming, Inc. (I)	2,600	35,282
Pinnacle Entertainment, Inc. (I)	7,400	91,316
Texas Roadhouse, Inc.	15,400	601,062
The Cheesecake Factory, Inc.	8,300	415,498
Wyndham Worldwide Corp.	1,200	80,796
		1,443,914
Household durables - 0.7%
Helen of Troy, Ltd. (I)	26,600	2,292,122
Hooker Furniture Corp.	2,500	61,225

The accompanying notes are an integral part of the financial statements.

298

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Tupperware Brands Corp.	10,700	$699,459
WCI Communities, Inc. (I)	3,000	71,160
		3,123,966
Internet and direct marketing retail - 0.0%
HSN, Inc.	100	3,980
Leisure products - 0.5%
Hasbro, Inc.	17,000	1,348,610
Smith & Wesson Holding Corp. (I)	37,000	983,830
		2,332,440
Media - 2.6%
Comcast Corp., Class A	46,600	3,091,444
Gannett Company, Inc.	33,200	386,448
Meredith Corp.	2,700	140,373
News Corp., Class A	41,200	575,976
Omnicom Group, Inc.	77,100	6,553,500
Scripps Networks Interactive, Inc., Class A	4,000	253,960
TEGNA, Inc.	12,900	281,994
The Interpublic Group of Companies, Inc.	29,700	663,795
		11,947,490
Multiline retail - 0.4%
Dillard’s, Inc., Class A	2,000	126,020
Dollar General Corp.	10,400	727,896
Macy’s, Inc.	29,400	1,089,270
		1,943,186
Specialty retail - 6.0%
Bed Bath & Beyond, Inc.	82,800	3,569,508
Best Buy Company, Inc.	5,000	190,900
Express, Inc. (I)	34,400	405,576
Foot Locker, Inc.	89,300	6,047,396
Guess?, Inc.	49,000	715,890
Lowe’s Companies, Inc.	26,500	1,913,565
Murphy USA, Inc. (I)	17,783	1,268,995
Penske Automotive Group, Inc.	1,300	62,634
Rent-A-Center, Inc.	4,800	60,672
The Cato Corp., Class A	2,300	75,647
The Home Depot, Inc.	108,800	14,000,384
		28,311,167
Textiles, apparel and luxury goods - 0.3%
Coach, Inc.	25,700	939,592
Columbia Sportswear Company	3,000	170,220
Fossil Group, Inc. (I)	1,500	41,655
Michael Kors Holdings, Ltd. (I)	3,300	154,407
Movado Group, Inc.	8,500	182,580
Vera Bradley, Inc. (I)	7,500	113,625
		1,602,079
		60,613,392
Consumer staples - 5.7%
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc.	102,500	9,359,275
Food and staples retailing - 1.1%
Wal-Mart Stores, Inc.	72,000	5,192,640
Food products - 2.1%
Hormel Foods Corp.	44,400	1,684,092
Ingredion, Inc.	58,300	7,757,398
Omega Protein Corp. (I)	16,600	387,942
		9,829,432

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products - 0.1%
Central Garden & Pet Company (I)	4,900	$127,400
Tobacco - 0.4%
Altria Group, Inc.	15,400	973,742
Reynolds American, Inc.	6,700	315,905
Universal Corp.	11,600	675,352
		1,964,999
		26,473,746
Energy - 6.7%
Energy equipment and services - 0.1%
Atwood Oceanics, Inc.	11,400	99,066
Ensco PLC, Class A	33,100	281,350
Exterran Corp. (I)	3,800	59,584
Hornbeck Offshore Services, Inc. (I)	10,000	55,000
Unit Corp. (I)	8,100	150,660
		645,660
Oil, gas and consumable fuels - 6.6%
California Resources Corp. (I)	9,600	120,000
Chevron Corp.	64,471	6,635,355
Denbury Resources, Inc. (I)	107,300	346,579
Dorian LPG, Ltd. (I)	16,900	101,400
Marathon Oil Corp.	277,900	4,393,599
Murphy Oil Corp.	34,100	1,036,640
REX American Resources Corp. (I)	1,600	135,616
Tesoro Corp.	81,100	6,452,316
Valero Energy Corp.	220,800	11,702,400
		30,923,905
		31,569,565
Financials - 14.2%
Banks - 4.4%
Chemical Financial Corp.	12,400	547,212
Citigroup, Inc.	116,100	5,483,403
CNB Financial Corp.	2,400	50,784
Fidelity Southern Corp.	1,400	25,746
JPMorgan Chase & Co.	218,100	14,523,279
		20,630,424
Capital markets - 1.4%
Ares Capital Corp.	1,400	21,700
Arlington Asset Investment Corp., Class A	2,200	32,538
BlackRock Capital Investment Corp.	18,100	149,868
Capital Southwest Corp.	3,200	47,040
Franklin Resources, Inc.	11,000	391,270
Gladstone Investment Corp.	13,100	116,459
Nasdaq, Inc.	43,600	2,944,744
Solar Capital, Ltd.	1,500	30,780
T. Rowe Price Group, Inc.	40,400	2,686,600
		6,420,999
Consumer finance - 1.4%
Capital One Financial Corp.	64,300	4,618,669
FirstCash, Inc.	22,680	1,067,774
PRA Group, Inc. (I)	14,100	487,014
Regional Management Corp. (I)	5,600	121,240
		6,294,697
Insurance - 6.2%
Aflac, Inc.	105,700	7,596,659
American National Insurance Company	700	85,372
Assured Guaranty, Ltd.	97,300	2,700,075
Endurance Specialty Holdings, Ltd.	500	32,725
Everest Re Group, Ltd.	12,100	2,298,637

The accompanying notes are an integral part of the financial statements.

299

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
FBL Financial Group, Inc., Class A	1,500	$95,955
First American Financial Corp.	20,800	817,024
HCI Group, Inc.	2,800	85,008
Kemper Corp.	2,300	90,436
Lincoln National Corp.	26,200	1,230,876
Maiden Holdings, Ltd.	5,900	74,871
MBIA, Inc. (I)	63,800	497,002
Selective Insurance Group, Inc.	6,600	263,076
The Hanover Insurance Group, Inc.	10,900	822,078
The Navigators Group, Inc.	3,500	339,220
The Travelers Companies, Inc.	103,800	11,890,290
Third Point Reinsurance, Ltd. (I)	5,600	67,200
W.R. Berkley Corp.	300	17,328
		29,003,832
Mortgage real estate investment trusts - 0.5%
Apollo Commercial Real Estate Finance, Inc.	23,200	379,784
Ares Commercial Real Estate Corp.	7,300	91,980
ARMOUR Residential REIT, Inc.	66,300	1,494,402
Chimera Investment Corp.	33,800	539,110
		2,505,276
Thrifts and mortgage finance - 0.3%
Essent Group, Ltd. (I)	19,300	513,573
First Defiance Financial Corp.	700	31,248
Northwest Bancshares, Inc.	29,200	458,732
Oritani Financial Corp.	4,900	77,028
PennyMac Financial Services, Inc., Class A (I)	3,400	57,834
Provident Financial Services, Inc.	1,500	31,845
Walker & Dunlop, Inc. (I)	15,100	381,426
		1,551,686
		66,406,914
Health care - 15.3%
Biotechnology - 2.6%
Gilead Sciences, Inc.	146,900	11,622,728
PDL BioPharma, Inc.	197,600	661,960
		12,284,688
Health care providers and services - 5.8%
Aetna, Inc.	51,300	5,922,585
Anthem, Inc.	38,700	4,849,497
Chemed Corp.	6,400	902,848
Henry Schein, Inc. (I)	7,800	1,271,244
Triple-S Management Corp., Class B (I)	2,400	52,632
UnitedHealth Group, Inc.	99,122	13,877,080
		26,875,886
Pharmaceuticals - 6.9%
Johnson & Johnson	147,700	17,447,801
Pfizer, Inc.	437,100	14,804,577
		32,252,378
		71,412,952
Industrials - 13.4%
Aerospace and defense - 0.7%
General Dynamics Corp.	13,500	2,094,660
Northrop Grumman Corp.	6,100	1,305,095
		3,399,755
Air freight and logistics - 1.6%
Atlas Air Worldwide Holdings, Inc. (I)	9,300	398,226
Expeditors International of Washington, Inc.	18,000	927,360

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	56,800	$6,211,648
		7,537,234
Airlines - 2.2%
Alaska Air Group, Inc.	36,200	2,384,132
Delta Air Lines, Inc.	130,600	5,140,416
JetBlue Airways Corp. (I)	127,000	2,189,480
SkyWest, Inc.	17,700	467,457
		10,181,485
Commercial services and supplies - 1.4%
ACCO Brands Corp. (I)	50,000	482,000
Cintas Corp.	33,500	3,772,100
Deluxe Corp.	17,000	1,135,940
Ennis, Inc.	7,840	132,104
KAR Auction Services, Inc.	19,100	824,356
		6,346,500
Construction and engineering - 0.1%
Argan, Inc.	1,300	76,947
Tutor Perini Corp. (I)	7,800	167,466
		244,413
Electrical equipment - 1.6%
Emerson Electric Company	112,100	6,110,571
Rockwell Automation, Inc.	12,300	1,504,782
		7,615,353
Industrial conglomerates - 3.5%
3M Company	64,300	11,331,589
Honeywell International, Inc.	44,600	5,199,914
		16,531,503
Machinery - 1.3%
AGCO Corp.	30,100	1,484,532
Briggs & Stratton Corp.	9,300	173,445
Douglas Dynamics, Inc.	5,915	188,925
Snap-on, Inc.	24,400	3,707,824
SPX Corp. (I)	6,200	124,868
SPX FLOW, Inc. (I)	7,500	231,900
Wabash National Corp. (I)	21,000	299,040
		6,210,534
Marine - 0.1%
Matson, Inc.	9,430	376,068
Professional services - 0.6%
CRA International, Inc. (I)	1,900	50,521
Equifax, Inc.	11,500	1,547,670
Korn/Ferry International	44,824	941,304
TrueBlue, Inc. (I)	10,000	226,600
		2,766,095
Road and rail - 0.3%
Werner Enterprises, Inc.	51,000	1,186,770
Trading companies and distributors - 0.0%
WESCO International, Inc. (I)	1,900	116,831
		62,512,541
Information technology - 22.9%
Communications equipment - 3.1%
Cisco Systems, Inc.	435,319	13,808,319
F5 Networks, Inc. (I)	6,100	760,304
		14,568,623
Electronic equipment, instruments and components - 2.7%
Arrow Electronics, Inc. (I)	76,200	4,874,514

The accompanying notes are an integral part of the financial statements.

300

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Avnet, Inc.	90,700	$3,724,142
ePlus, Inc. (I)	2,900	273,789
Ingram Micro, Inc., Class A	13,500	481,410
Insight Enterprises, Inc. (I)	4,600	149,730
Jabil Circuit, Inc.	44,900	979,718
Sanmina Corp. (I)	26,100	743,067
Tech Data Corp. (I)	15,800	1,338,418
		12,564,788
Internet software and services - 0.0%
Blucora, Inc. (I)	4,600	51,520
IT services - 7.8%
Accenture PLC, Class A	46,000	5,619,820
Amdocs, Ltd.	65,700	3,800,745
Booz Allen Hamilton Holding Corp.	39,100	1,235,951
Broadridge Financial Solutions, Inc.	16,700	1,132,093
CACI International, Inc., Class A (I)	5,300	534,770
Convergys Corp.	52,300	1,590,966
CSG Systems International, Inc.	6,900	285,177
Fiserv, Inc. (I)	46,900	4,665,143
IBM Corp.	76,202	12,104,688
Jack Henry & Associates, Inc.	5,400	461,970
Paychex, Inc.	82,900	4,797,423
Sykes Enterprises, Inc. (I)	6,100	171,593
Xerox Corp.	13,800	139,794
		36,540,133
Semiconductors and semiconductor equipment - 5.0%
Intel Corp.	415,600	15,688,900
QUALCOMM, Inc.	109,202	7,480,337
Rudolph Technologies, Inc. (I)	5,000	88,700
		23,257,937
Software - 1.3%
Activision Blizzard, Inc.	54,200	2,401,060
CA, Inc.	19,600	648,368
Citrix Systems, Inc. (I)	16,100	1,372,042
Microsoft Corp.	30,900	1,779,840
Zix Corp. (I)	8,600	35,260
		6,236,570
Technology hardware, storage and peripherals - 3.0%
Apple, Inc.	106,420	12,030,781
HP, Inc.	137,000	2,127,610
		14,158,391
		107,377,962
Materials - 3.4%
Chemicals - 2.4%
LyondellBasell Industries NV, Class A	130,900	10,558,394
The Chemours Company	19,000	304,000
Tronox, Ltd., Class A	19,300	180,841
		11,043,235
Containers and packaging - 1.0%
AptarGroup, Inc.	8,500	657,985
Avery Dennison Corp.	52,500	4,083,975
		4,741,960
Metals and mining - 0.0%
Ryerson Holding Corp. (I)	7,400	83,546
		15,868,741

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate - 0.3%
Real estate management and development - 0.3%
Altisource Portfolio Solutions SA (I)	6,200	$200,880
Jones Lang LaSalle, Inc.	10,800	1,228,932
		1,429,812
		1,429,812
Telecommunication services - 3.3%
Diversified telecommunication services - 3.3%
FairPoint Communications, Inc. (I)	4,200	63,126
Verizon Communications, Inc.	295,200	15,344,496
Vonage Holdings Corp. (I)	2,000	13,220
		15,420,842
Wireless telecommunication services - 0.0%
NII Holdings, Inc. (I)	38,400	127,872
Spok Holdings, Inc.	1,200	21,384
United States Cellular Corp. (I)	1,700	61,778
		211,034
		15,631,876
Utilities - 1.1%
Electric utilities - 0.2%
IDACORP, Inc.	12,400	970,672
Gas utilities - 0.1%
Atmos Energy Corp.	3,400	253,198
Independent power and renewable electricity producers - 0.3%
Talen Energy Corp. (I)	117,019	1,620,713
Multi-utilities - 0.5%
Ameren Corp.	4,500	221,310
Avista Corp.	7,700	321,783
DTE Energy Company	11,900	1,114,673
SCANA Corp.	10,800	781,596
		2,439,362
		5,283,945
TOTAL COMMON STOCKS (Cost $440,234,634)		$464,581,446

RIGHTS - 0.0%
Community Health Systems, Inc. (I)(N)	23,900	215
TOTAL RIGHTS (Cost $1,554)		$215

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional Treasury Money
Market Fund, Premier Class, 0.1912% (Y)	3,908,481	$3,908,481
TOTAL SHORT-TERM INVESTMENTS (Cost $3,908,481)		$3,908,481
Total Investments (U.S. Equity Trust)
(Cost $444,144,669) - 100.0%		$468,490,142
Other assets and liabilities, net - 0.0%		(66,340)
TOTAL NET ASSETS - 100.0%		$468,423,802

The accompanying notes are an integral part of the financial statements.

301

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Utilities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 86.9%
Consumer discretionary - 6.9%
Media - 6.9%
Altice NV, Class A (I)(L)	104,181	$1,865,831
Charter Communications, Inc., Class A (I)	41,145	11,107,916
Comcast Corp., Class A	119,614	7,935,193
Grupo Televisa SAB, ADR	43,996	1,130,257
Liberty Global PLC LiLAC, Series C (I)	7,851	220,221
Liberty Global PLC, Series C (I)	48,868	1,614,599
NOS SGPS SA	78,098	531,431
		24,405,448
Energy - 15.0%
Oil, gas and consumable fuels - 15.0%
Cheniere Energy, Inc. (I)	29,001	1,264,444
Enable Midstream Partners LP	61,172	932,873
Enbridge, Inc.	140,486	6,174,338
Energy Transfer Partners LP	176,809	6,541,933
Enterprise Products Partners LP	275,299	7,606,511
EQT GP Holdings LP	33,626	843,004
EQT Midstream Partners LP	56,885	4,334,068
JP Energy Partners LP	45,467	336,456
Plains All American Pipeline LP	31,263	981,971
Plains GP Holdings LP, Class A	220,099	2,848,081
SemGroup Corp., Class A	45,440	1,606,758
Shell Midstream Partners LP	60,543	1,942,219
Sunoco Logistics Partners LP	194,206	5,517,392
Tallgrass Energy GP LP	69,509	1,671,691
The Williams Companies, Inc.	110,153	3,385,002
TransCanada Corp. (L)	37,193	1,766,451
Western Gas Equity Partners LP	41,740	1,773,533
Williams Partners LP	102,443	3,809,855
		53,336,580
		53,336,580
Industrials - 0.5%
Commercial services and supplies - 0.5%
Covanta Holding Corp.	120,528	1,854,926
Real estate - 1.6%
Equity real estate investment trusts - 1.6%
American Tower Corp.	49,207	5,576,629
Telecommunication services - 9.7%
Diversified telecommunication services - 6.7%
Bezeq The
Israeli Telecommunication Corp., Ltd.	1,000,746	1,888,189
Bharti Infratel, Ltd.	73,392	406,490
BT Group PLC	537,900	2,706,346
Com Hem Holding AB	673,241	6,212,931
Frontier Communications Corp.	43,978	182,948
Hellenic Telecommunications Organization SA	261,761	2,297,165
Koninklijke KPN NV	105,526	350,108
Orange SA	11,490	180,020
SBA Communications Corp., Class A (I)	35,099	3,936,704
SFR Group SA	50,760	1,495,160
TDC A/S (I)	484,613	2,854,067
TELUS Corp.	33,644	1,110,140
		23,620,268
Wireless telecommunication services - 3.0%
Advanced Info Service PCL	311,000	1,441,247
KDDI Corp.	87,200	2,701,630
Mobile TeleSystems PJSC, ADR	265,929	2,029,038
Vodafone Group PLC	1,070,213	3,069,288

Utilities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
XL Axiata Tbk PT (I)	6,823,750	$1,414,746
		10,655,949
		34,276,217
Utilities - 53.2%
Electric utilities - 28.7%
American Electric Power Company, Inc.	116,003	7,448,553
Avangrid, Inc.	63,608	2,657,542
CLP Holdings, Ltd.	18,000	186,427
CPFL Energia SA	149,744	1,113,819
Edison International	38,470	2,779,458
EDP - Energias de Portugal SA	2,389,731	8,019,950
EDP - Energias do Brasil SA	170,590	754,296
Enel SpA	2,083,821	9,287,005
Enersis Chile SA	67,860	322,335
Exelon Corp.	471,092	15,682,653
FirstEnergy Corp.	107,814	3,566,487
Great Plains Energy, Inc.	54,740	1,493,855
Iberdrola SA	603,898	4,106,144
NextEra Energy, Inc.	137,805	16,856,308
PG&E Corp.	134,835	8,247,857
PPL Corp.	357,653	12,364,064
SSE PLC	208,982	4,243,525
The Southern Company	48,359	2,480,817
		101,611,095
Gas utilities - 1.3%
China Gas Holdings, Ltd.	130,000	206,838
China Resources Gas Group, Ltd.	1,258,000	4,320,675
Infraestructura Energetica Nova SAB de CV	44,363	172,810
		4,700,323
Independent power and renewable electricity
producers - 13.7%
AES Corp.	605,290	7,777,977
Calpine Corp. (I)	656,186	8,294,191
China Longyuan Power Group Corp., H Shares	2,545,000	2,085,345
Dynegy, Inc. (I)	438,727	5,435,828
EDP Renovaveis SA	1,390,065	11,153,807
Engie Brasil Energia SA	125,200	1,482,158
NextEra Energy Partners LP	118,280	3,308,292
NRG Energy, Inc.	352,680	3,953,543
NRG Yield, Inc., Class A	144,768	2,362,614
NRG Yield, Inc., Class C	128,504	2,179,428
NTPC, Ltd.	159,793	357,581
		48,390,764
Multi-utilities - 9.5%
Ameren Corp.	94,473	4,646,182
Dominion Resources, Inc.	29,513	2,191,931
DTE Energy Company	45,281	4,241,471
Engie SA	244,161	3,785,642
NorthWestern Corp.	22,518	1,295,461
Public Service Enterprise Group, Inc.	57,032	2,387,930
Sempra Energy	117,618	12,607,473
Suez	116,745	1,929,236
Veolia Environnement SA	16,492	380,002
		33,465,328
Water utilities - 0.0%
Cia de Saneamento Basico do Estado de
Sao Paulo	12,100	112,325
		188,279,835
TOTAL COMMON STOCKS (Cost $313,812,262)		$307,729,635

The accompanying notes are an integral part of the financial statements.

302

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 8.9%
Energy - 1.2%
Oil, gas and consumable fuels - 1.2%
Anadarko Petroleum Corp., 7.500%	62,813	$2,616,161
Kinder Morgan, Inc., 9.750% (L)	28,777	1,440,864
		4,057,025
Real estate - 0.5%
Equity real estate investment trusts - 0.5%
American Tower Corp.	16,542	1,812,838
Telecommunication services - 0.8%
Diversified telecommunication services - 0.8%
Frontier Communications Corp., 11.125%	35,416	2,971,757
Utilities - 6.4%
Electric utilities - 4.3%
Cia Paranaense de Energia, B Shares	87,000	899,654
Exelon Corp., 6.500%	174,156	8,140,051
Great Plains Energy, Inc., 7.000%	22,840	1,176,032
NextEra Energy, Inc., 6.371%	32,851	1,939,523
NextEra Energy, Inc., 6.123%	59,610	2,968,578
		15,123,838
Independent power and renewable electricity producers - 0.9%
Dynegy, Inc., 5.375% (L)	44,486	2,036,124
Dynegy, Inc., 7.000%	13,196	1,068,876
Multi-utilities - 1.2%
Dominion Resources, Inc., 6.375%	51,179	2,546,667
Dominion Resources, Inc., 6.750%	35,378	1,765,362
		4,312,029
		22,540,867
TOTAL PREFERRED SECURITIES (Cost $34,556,010)		$31,382,487

SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral Trust,
0.6548% (W)(Y)	483,024	4,833,424
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,833,425)		$4,833,424

SHORT-TERM INVESTMENTS - 4.3%
Commercial paper - 4.0%
GE Capital Treasury
0.340%, 10/03/2016*	$14,074,000	$14,073,606
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Note
0.100%, 10/03/2016*	370,000	370,000
Repurchase agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 09/30/2016 at 0.030% to be
repurchased at $656,002 on 10/03/2016,
collateralized by $610,000 U.S. Treasury
Notes, 3.500% due 05/15/2020 (valued at
$672,525, including interest)	656,000	656,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,099,732)		$15,099,606
Total Investments (Utilities Trust)
(Cost $368,301,429) - 101.4%		$359,045,152
Other assets and liabilities, net - (1.4%)		(5,063,532)
TOTAL NET ASSETS - 100.0%		$353,981,620

Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.2%
Consumer discretionary - 12.3%
Auto components - 3.5%
Johnson Controls International PLC	395,410	$18,398,427
Hotels, restaurants and leisure - 3.1%
Royal Caribbean Cruises, Ltd.	219,865	16,478,882
Media - 2.4%
TEGNA, Inc.	577,741	12,629,418
Specialty retail - 3.3%
Advance Auto Parts, Inc.	82,599	12,317,163
Ascena Retail Group, Inc. (I)	900,353	5,032,973
		17,350,136
		64,856,863
Consumer staples - 3.0%
Food products - 3.0%
ConAgra Foods, Inc.	327,595	15,433,000
Energy - 7.5%
Energy equipment and services - 3.9%
Amec Foster Wheeler PLC	863,165	6,402,930
Amec Foster Wheeler PLC, ADR	37,647	279,717
Baker Hughes, Inc.	271,194	13,687,161
		20,369,808
Oil, gas and consumable fuels - 3.6%
Devon Energy Corp.	434,585	19,169,544
		39,539,352
Financials - 19.8%
Banks - 9.2%
BB&T Corp.	401,222	15,134,094
Comerica, Inc.	237,089	11,219,051
Wintrust Financial Corp.	290,511	16,143,696
Zions Bancorporation	187,147	5,805,300
		48,302,141
Capital markets - 2.0%
Stifel Financial Corp. (I)	283,630	10,905,574
Insurance - 8.6%
Arthur J. Gallagher & Company	245,130	12,469,767
FNF Group	422,731	15,603,001
Willis Towers Watson PLC	128,702	17,087,765
		45,160,533
		104,368,248
Health care - 9.3%
Health care providers and services - 9.3%
AmerisourceBergen Corp.	124,323	10,042,812
Brookdale Senior Living, Inc. (I)	639,840	11,165,208
HealthSouth Corp.	328,618	13,332,032
Universal Health Services, Inc., Class B	117,867	14,523,572
		49,063,624
		49,063,624
Industrials - 14.0%
Aerospace and defense - 3.1%
Textron, Inc.	403,643	16,044,809
Building products - 2.0%
Owens Corning	201,255	10,745,004
Commercial services and supplies - 1.9%
Clean Harbors, Inc. (I)	212,433	10,192,535

The accompanying notes are an integral part of the financial statements.

303

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering - 2.5%
Fluor Corp.	254,414	$13,056,526
Electrical equipment - 0.7%
Babcock & Wilcox Enterprises, Inc. (I)	209,093	3,450,035
Machinery - 2.0%
Ingersoll-Rand PLC	155,834	10,587,362
Road and rail - 1.8%
Swift Transportation Company (I)	449,203	9,644,388
		73,720,659
Information technology - 14.1%
Communications equipment - 3.1%
Ciena Corp. (I)	738,914	16,108,325
Electronic equipment, instruments and components - 4.6%
Keysight Technologies, Inc. (I)	425,973	13,499,084
Zebra Technologies Corp., Class A (I)	152,205	10,594,990
		24,094,074
IT services - 2.5%
Teradata Corp. (I)	428,542	13,284,802
Software - 2.3%
Citrix Systems, Inc. (I)	141,060	12,021,133
Technology hardware, storage and peripherals - 1.6%
Diebold, Inc.	341,463	8,464,868
		73,973,202
Materials - 6.6%
Chemicals - 4.6%
Eastman Chemical Company	209,234	14,160,957
W.R. Grace & Company	138,741	10,239,086
		24,400,043
Construction materials - 2.0%
Eagle Materials, Inc.	134,194	10,373,196
		34,773,239
Real estate - 5.6%
Equity real estate investment trusts - 5.6%
Forest City Realty Trust, Inc., Class A	827,090	19,130,592
Kimco Realty Corp.	352,642	10,208,986
		29,339,578
		29,339,578
Telecommunication services - 1.7%
Diversified telecommunication services - 1.7%
Level 3 Communications, Inc. (I)	193,355	8,967,805
Utilities - 3.3%
Electric utilities - 3.3%
Edison International	168,545	12,177,376
FirstEnergy Corp.	156,239	5,168,386
		17,345,762
		17,345,762
TOTAL COMMON STOCKS (Cost $472,177,370)		$511,381,332

SHORT-TERM INVESTMENTS - 1.9%

Value Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 1.9%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.3969% (Y)	10,108,428	$10,108,428
TOTAL SHORT-TERM INVESTMENTS (Cost $10,108,428)		$10,108,428
Total Investments (Value Trust) (Cost $482,285,798) - 99.1%		$521,489,760
Other assets and liabilities, net - 0.9%		4,766,593
TOTAL NET ASSETS - 100.0%		$526,256,353

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
GO	General Obligation
GDR	Global Depositary Receipts
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate

The accompanying notes are an integral part of the financial statements.

304

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (showing percentage of total net assets)

LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depositary Receipts
PIK	Payment-in-kind
PO	Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
REIT	Real Estate Investment Trust
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of September 30, 2016.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of September 30, 2016.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

305
Investment companies
Underlying Funds’ Investment Managers
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, L.P.	(DFA)
Franklin Advisers, Inc./Franklin Mutual Advisers, LLC	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company, LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 9-30-16:

Alpha Opportunities Trust
United States	85.4%
Canada	2.6%
China	1.9%
Switzerland	1.8%
United Kingdom	1.7%
Ireland	1.6%
Other countries	5.0%
Total	100.0%

Capital Appreciation Trust
United States	86.4%
China	6.8%
Spain	2.5%
Germany	1.7%
Netherlands	1.4%
Other countries	1.2%
Total	100.0%

Capital Appreciation Value Trust
United States	89.1%
United Kingdom	5.7%
Netherlands	1.6%
Canada	1.0%
Other countries	2.6%
Total	100.0%

Financial Industries Trust
United States	83.6%
United Kingdom	4.7%
Switzerland	2.9%
Bermuda	2.5%
Denmark	2.0%
Ireland	1.2%
Other countries	3.1%
Total	100.0%

Fundamental Large Cap Value Trust
United States	88.6%
Ireland	2.3%
Netherlands	1.9%
Switzerland	1.4%
United Kingdom	1.4%
France	1.2%
South Korea	1.1%
Canada	1.1%
Belgium	1.0%
Total	100.0%

High Yield Trust
United States	84.0%
United Kingdom	2.6%
Luxembourg	2.4%
Canada	2.0%
Cayman Islands	2.0%
France	1.9%
Netherlands	1.2%
Other countries	3.9%
Total	100.0%

Income Trust
United States	83.2%
Netherlands	4.0%
United Kingdom	3.7%
France	2.1%
Germany	1.9%
Switzerland	1.3%
Luxembourg	1.0%
Other countries	2.8%
Total	100.0%

Investment Quality Bond Trust (as a percentage of total investments)
United States	83.2%
Cayman Islands	8.9%
United Kingdom	1.5%
Other countries	6.4%
Total	100.0%

Mid Value Trust
United States	89.4%
Canada	4.2%
Bermuda	2.1%
Ireland	1.3%
Other countries	3.0%
Total	100.0%

Mutual Shares Trust
United States	77.0%
United Kingdom	6.9%
Switzerland	3.7%
Ireland	3.3%
Netherlands	2.4%
South Korea	1.4%
Bermuda	1.4%
Israel	1.0%
Finland	1.0%
Other countries	1.9%
Total	100.0%

Science & Technology Trust
United States	78.5%
China	8.3%
South Korea	2.3%
United Kingdom	1.8%
Switzerland	1.8%
Netherlands	1.7%
Singapore	1.6%
Japan	1.2%
Other countries	2.8%
Total	100.0%

Strategic Equity Allocation Trust
United States	67.6%
Japan	7.4%
United Kingdom	5.4%
Switzerland	3.2%
France	2.9%
Germany	2.8%
Australia	2.3%
Netherlands	1.3%
Hong Kong	1.0%
Other countries	6.1%
Total	100.0%

Strategic Income Opportunities Trust
United States	73.2%
Mexico	4.2%
New Zealand	3.4%
Australia	3.3%
Philippines	3.3%
Singapore	2.9%
Canada	2.9%
Sweden	1.8%
Indonesia	1.5%
Norway	1.3%
Other countries	2.2%
Total	100.0%

Utilities Trust
United States	72.2%
Spain	4.3%
United Kingdom	3.3%
Italy	2.6%
Canada	2.6%
Portugal	2.4%
France	2.2%
Sweden	1.8%
Hong Kong	1.3%
Brazil	1.2%
Other countries	6.1%
Total	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 9-30-16:

Emerging Markets Value Trust
Financials	30.1%
Materials	14.2%
Energy	14.0%
Information technology	10.3%
Industrials	9.9%
Consumer discretionary	9.9%
Consumer staples	3.6%
Real estate	3.0%
Telecommunication services	2.6%
Utilities	1.5%
Health care	0.5%
Short-term investments and other	0.4%
Total	100.0%

Global Trust
Financials	25.7%
Health care	14.8%
Information technology	14.6%
Energy	12.7%
Consumer discretionary	9.6%
Industrials	7.7%
Telecommunication services	5.8%
Materials	4.8%
Consumer staples	1.8%
Short-term investments and others	2.5%
Total	100.0%

International Core Trust
Financials	18.0%
Consumer discretionary	15.7%
Industrials	12.9%
Consumer staples	8.8%
Telecommunication services	8.2%
Health care	7.2%
Energy	7.2%
Real estate	6.1%
Materials	5.6%
Information technology	4.2%
Utilities	4.0%
Short-term investments and other	2.1%
Total	100.0%

International Equity Index Trust B
Financials	21.2%
Industrials	11.6%
Consumer discretionary	11.3%
Consumer staples	10.9%
Information technology	9.3%
Health care	8.3%
Materials	7.4%
Energy	6.6%
Telecommunication services	4.8%
Real estate	3.3%
Utilities	3.3%
Short-term investments and others	2.0%
Total	100.0%

International Growth Stock Trust
Consumer discretionary	19.6%
Financials	17.5%
Information technology	17.2%
Industrials	13.0%
Consumer staples	9.1%
Health care	8.8%
Energy	4.5%
Materials	2.7%
Short-term investments and other	7.6%
Total	100.0%

International Small Company Trust
Industrials	25.1%
Consumer discretionary	16.3%
Materials	12.6%
Financials	10.2%
Information technology	9.5%
Consumer staples	7.0%
Health care	6.8%
Energy	4.2%
Real estate	3.6%
Utilities	2.9%
Telecommunication services	1.2%
Short-term investments and other	0.6%
Total	100.0%

International Value Trust
Financials	24.0%
Energy	20.3%
Health care	13.0%
Information technology	11.2%
Consumer discretionary	8.1%
Materials	7.9%
Industrials	7.3%
Telecommunication services	5.8%
Consumer staples	0.6%
Short-term investments and other	1.8%
Total	100.0%

John Hancock Variable Insurance Trust

Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Securities in Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. This portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that they will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2016, all investments of All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, Small Company Value Trust and U.S. Equity Trust are categorized as Level 1 under the hierarchy described above.

All investments of 500 Index Trust B and Mid Cap Index Trust are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments of Money Market Trust, Short Term Government Income Trust and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments of Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

All investments of Core Bond Trust are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments of Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments of Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

All investments of New Income Trust are categorized as Level 2 under the hierarchy described above, except for money market funds and futures which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2016, by major security category or type:

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
U.S. Government and Agency obligations	$191,545,000	—	$191,545,000	—
Foreign government obligations	5,012,290	—	5,012,290	—
Corporate bonds	334,746,714	—	334,746,714	—
Capital preferred securities	4,736,458	—	4,736,458	—
Convertible bonds	279,122	—	279,122	—
Term loans	795,410	—	795,410	—
Municipal bonds	2,958,093	—	2,958,093	—
Collateralized mortgage obligations	122,146,433	—	122,146,433	—
Asset backed securities	68,083,392	—	68,083,392	—
Preferred securities	4,208,910	$3,657,067	551,241	$602
Securities lending collateral	6,182,022	6,182,022	—	—
Short-term investments	40,018,920	37,293,920	2,725,000	—
Total investments in securities	$780,712,764	$47,133,009	$733,579,153	$602

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Alpha Opportunities Trust
Common stocks
Consumer discretionary	$63,917,957	$59,633,386	$4,111,576	$172,995
Consumer staples	33,945,579	30,738,060	3,207,519	—
Energy	27,293,205	27,137,571	155,634	—
Financials	87,792,966	83,398,677	4,394,289	—
Health care	81,984,136	79,037,763	2,946,373	—
Industrials	73,362,723	70,858,675	2,504,048	—
Information technology	95,831,377	88,782,912	7,048,465	—
Materials	20,979,227	17,928,613	3,050,614	—
Real estate	9,180,895	8,691,410	361,294	128,191
Telecommunication services	3,254,060	2,370,184	883,876	—
Utilities	8,814,740	8,814,740	—	—
Preferred securities	15,250,913	—	1,099,547	14,151,366
Corporate bonds	48,473	—	—	48,473
Exchange-traded funds	30,344,308	30,344,308	—	—
Securities lending collateral	9,298,053	9,298,053	—	—
Short-term investments	26,500,000	—	26,500,000	—
Total investments in securities	$587,798,612	$517,034,352	$56,263,235	$14,501,025
Other financial instruments:
Forward foreign currency contracts	($52)	—	($52)	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Common stocks
Consumer discretionary	$403,071,407	$403,071,407	—	—
Consumer staples	51,969,211	51,969,211	—	—
Financials	116,570,857	116,570,857	—	—
Health care	317,400,589	317,400,589	—	—
Industrials	120,357,854	120,357,854	—	—
Information technology	523,228,309	495,356,790	$27,871,519	—
Materials	11,862,170	11,862,170	—	—
Real estate	31,263,253	31,263,253	—	—
Utilities	1,895,960	1,895,960	—	—
Securities lending collateral	9,124,806	9,124,806	—	—
Short-term investments	12,379,811	12,379,811	—	—
Total investments in securities	$1,599,124,227	$1,571,252,708	$27,871,519	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Trust
Common stocks
Consumer discretionary	$255,375,468	$217,258,282	$38,117,186	—
Consumer staples	30,818,752	30,818,752	—	—
Energy	20,875,332	20,875,332	—	—
Financials	19,103,277	19,103,277	—	—
Health care	124,506,865	124,506,865	—	—
Industrials	18,054,648	18,054,648	—	—
Information technology	401,667,569	372,498,558	29,169,011	—
Materials	4,574,228	4,574,228	—	—
Real estate	11,943,509	11,943,509	—	—
Securities lending collateral	3,313,874	3,313,874	—	—
Short-term investments	2,662,000	—	2,662,000	—
Total investments in securities	$892,895,522	$822,947,325	$69,948,197	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Trust
Common stocks
Consumer discretionary	$33,361,233	$33,088,067	$273,166	—
Consumer staples	35,199,163	35,199,163	—	—
Energy	2,252,412	2,252,412	—	—
Financials	32,563,378	31,028,160	1,535,218	—
Health care	70,750,531	70,750,531	—	—
Industrials	17,319,192	15,385,356	1,933,836	—
Information technology	34,131,504	34,131,504	—	—
Materials	2,523,932	2,523,932	—	—
Real estate	2,379,930	2,379,930	—	—
Telecommunication services	2,591,457	2,591,457	—	—
Utilities	9,456,350	9,456,350	—	—
Preferred securities	8,980,531	8,980,531	—	—
Corporate bonds	80,921,867	—	80,921,867	—
Convertible bonds	154,755	—	154,755	—
Term loans	13,424,275	—	13,424,275	—
Asset backed securities	896,875	—	896,875	—
Short-term investments	34,375,322	33,689,322	686,000	—
Total investments in securities	$381,282,707	$281,456,715	$99,825,992	—
Other financial instruments:
Written options	($1,764,719)	—	($1,764,719)	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Strategy Trust
Affiliated investment companies
Equity	$2,553,085,485	$2,553,085,485	—	—
Fixed income	1,082,423,580	1,082,423,580	—	—
Common stocks
Consumer discretionary	4	—	—	$4
Consumer staples	752	—	$752	—
Health care	250	—	—	250
Industrials	62	—	—	62
Total investments in securities	$3,635,510,133	$3,635,509,065	$752	$316

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust
Common stocks
Australia	$133,484	—	$133,484	—
Brazil	39,153,645	$39,153,645	—	—
Chile	9,471,519	2,520,908	6,950,611	—
China	92,879,945	7,185,107	85,466,690	$228,148
Colombia	3,559,643	3,559,643	—	—
Czech Republic	2,423,992	—	2,423,992	—
Greece	821,835	—	821,835	—
Hong Kong	21,208,749	1,780,375	19,216,960	211,414
Hungary	2,466,589	—	2,466,589	—
India	102,258,201	2,202,235	100,018,633	37,333
Indonesia	23,918,279	—	23,800,675	117,604
Malaysia	25,720,038	—	25,720,038	—
Mexico	39,040,740	39,040,364	—	376
Netherlands	5,400,643	—	5,400,643	—
Philippines	10,702,918	—	10,702,796	122
Poland	10,582,453	—	10,582,453	—
Russia	16,186,807	—	16,186,807	—
South Africa	56,754,124	12,455,110	44,283,418	15,596
South Korea	117,369,356	16,262,797	100,980,439	126,120
Taiwan	110,603,880	2,122,745	108,438,426	42,709
Thailand	23,671,695	—	23,671,695	—
Turkey	11,873,149	—	11,869,311	3,838
Ukraine	402,117	—	402,117	—
Preferred securities
Brazil	24,348,792	24,348,792	—	—
Chile	29,170	—	29,170	—
Colombia	777,604	777,604	—	—
Panama	116,437	116,437	—	—
Rights	83,594	2,781	69,260	11,553
Warrants	52,136	52,136	—	—
Securities lending collateral	18,332,294	18,332,294	—	—
Short-term investments	353,191	353,191	—	—
Total investments in securities	$770,697,019	$170,266,164	$599,636,042	$794,813

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust
Common stocks
Consumer discretionary	$172,346,215	$172,346,215	—	—
Consumer staples	83,763,947	72,553,861	$11,210,086	—
Energy	179,808,573	152,359,899	27,448,674	—
Financials	352,254,683	346,459,768	5,794,915	—
Health care	149,667,139	139,741,814	9,925,325	—
Industrials	175,169,212	175,169,212	—	—
Information technology	182,867,383	182,867,383	—	—
Materials	78,492,746	78,492,746	—	—
Real estate	32,903,592	32,903,592	—	—
Telecommunication services	44,849,311	33,668,604	11,180,707	—
Utilities	130,026,329	130,026,329	—	—
Preferred securities	13,616,551	13,616,551	—	—
Corporate bonds	3,595,320	—	3,595,320	—
Securities lending collateral	1,794,511	1,794,511	—	—
Short-term investments	28,048,808	28,048,808	—	—
Total investments in securities	$1,629,204,320	$1,560,049,293	$69,155,027	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust
Common stocks
Financials	$129,850,666	$117,548,246	$12,302,420	—
Real estate	5,455,749	5,327,723	128,026	—
Preferred securities	478,395	—	478,395	—
Corporate bonds	3,538,109	—	3,538,109	—
Warrants	616,301	616,301	—	—
Short-term investments	2,967,987	—	2,967,987	—
Total investments in securities	$142,907,207	$123,492,270	$19,414,937	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust
Common stocks
Consumer discretionary	$413,977,284	$413,977,284	—	—
Consumer staples	117,896,666	80,507,634	$37,389,032	—
Energy	82,643,197	82,643,197	—	—
Financials	374,114,334	374,114,334	—	—
Health care	83,029,420	83,029,420	—	—
Industrials	132,863,984	132,863,984	—	—
Information technology	291,148,870	291,148,870	—	—
Materials	37,408,017	37,408,017	—	—
Real estate	27,075,217	27,075,217	—	—
Short-term investments	4,801,000	—	4,801,000	—
Total investments in securities	$1,564,957,989	$1,522,767,957	$42,190,032	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental Large Cap Value Trust
Common stocks
Consumer discretionary	$170,151,225	$170,151,225	—	—
Consumer staples	154,857,291	108,544,825	$46,312,466	—
Energy	154,700,255	154,700,255	—	—
Financials	463,702,512	463,702,512	—	—
Health care	127,993,590	127,993,590	—	—
Industrials	148,600,173	148,600,173	—	—
Information technology	211,632,106	195,692,217	15,939,889	—
Materials	44,793,312	44,793,312	—	—
Short-term investments	2,126,000	—	2,126,000	—
Total investments in securities	$1,478,556,464	$1,414,178,109	$64,378,355	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Bond Trust
U.S. Government and Agency obligations	$139,066,738	—	$139,066,738	—
Foreign government obligations	217,926,247	—	217,926,247	—
Corporate bonds	171,757,431	—	171,757,431	—
Term loans	2,315,374	—	2,315,374	—
Municipal bonds	576,717	—	576,717	—
Collateralized mortgage obligations	69,451,404	—	69,451,404	—
Asset backed securities	31,387,223	—	31,387,223	—
Common stocks	49,529	$49,529	—	—
Preferred securities	242,550	242,550	—	—
Escrow shares	812,630	—	812,630	—
Purchased options	101,448	8,609	92,839	—
Short-term investments	176,264,806	—	176,264,806	—
Total investments in securities	$809,952,097	$300,688	$809,651,409	—
Sale commitments outstanding	($21,888,584)	—	($21,888,584)	—
Other financial instruments:
Futures	($891,372)	($891,372)	—	—
Forward foreign currency contracts	(3,052,361)	—	($3,052,361)	—
Written options	(395,981)	—	(395,981)	—
Interest rate swaps	(13,109,429)	—	(13,109,429)	—
Credit default swaps	(2,186,153)	—	(2,186,153)	—
Currency swaps	(4,440,954)	—	(4,440,954)	—
Volatility swaps	77,174	—	77,174	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Trust
Common stocks
Brazil	$3,473,580	$3,473,580	—	—
China	9,637,263	3,258,394	$6,378,869	—
Denmark	1,126,602	—	1,126,602	—
France	36,240,446	—	36,240,446	—
Germany	28,736,047	—	28,736,047	—
Hong Kong	8,021,301	—	8,021,301	—
India	4,468,339	—	4,468,339	—
Ireland	12,460,985	4,758,912	7,702,073	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Israel	13,871,555	13,871,555	—	—
Italy	11,254,744	—	11,254,744	—
Japan	28,758,123	—	28,758,123	—
Netherlands	36,713,875	—	36,713,875	—
Portugal	5,712,151	—	5,712,151	—
Russia	5,936,076	5,936,076	—	—
Singapore	9,886,163	—	9,886,163	—
South Korea	40,619,246	8,127,885	32,491,361	—
Spain	6,484,457	—	6,484,457	—
Sweden	13,060,092	—	13,060,092	—
Switzerland	24,481,230	—	24,481,230	—
Thailand	1,387,330	—	1,387,330	—
Turkey	5,176,293	5,176,293	—	—
United Kingdom	57,703,890	2,495,311	55,208,579	—
United States	185,974,531	185,974,531	—	—
Corporate bonds	6,325,088	—	6,325,088	—
Securities lending collateral	10,598,266	10,598,266	—	—
Short-term investments	13,200,000	—	13,200,000	—
Total investments in securities	$581,307,673	$243,670,803	$337,636,870	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust
Common stocks
Consumer discretionary	$161,902	—	—	$161,902
Consumer staples	5,931,130	$5,931,130	—	—
Health care	278,222,751	272,130,947	$5,245,648	846,156
Industrials	1,359,619	1,359,619	—	—
Preferred securities	1,521,066	912,831	38,785	569,450
Convertible bonds	448,145	—	448,145	—
Rights	4,550	4,550	—	—
Short-term investments	2,873,350	2,873,350	—	—
Total investments in securities	$290,522,513	$283,212,427	$5,732,578	$1,577,508
Other financial instruments:
Written options	($43,920)	($43,920)	—	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust
U.S. Government and Agency obligations	$2,529,785	—	$2,529,785	—
Foreign government obligations	1,591,113	—	1,591,113	—
Corporate bonds	217,547,224	—	216,482,748	$1,064,476
Capital preferred securities	800,000	—	800,000	—
Convertible bonds	1,754,273	—	1,754,273	—
Term loans	9,388,663	—	9,388,663	—
Collateralized mortgage obligations	909,836	—	909,836	—
Asset backed securities	4,941,177	—	4,941,177	—
Common stocks	4,910,798	$2,712,669	—	2,198,129
Preferred securities	3,165,854	3,165,854	—	—
Escrow certificates	500	—	—	500
Securities lending collateral	6,842,323	6,842,323	—	—
Short-term investments	1,581,585	1,581,585	—	—
Total investments in securities	$255,963,131	$14,302,431	$238,397,595	$3,263,105
Other financial instruments:
Futures	$25,304	$25,304	—	—
Forward foreign currency contracts	1,290	—	$1,290	—
Credit default swaps	(248,903)	—	(248,903)	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Income Trust
Common stocks	$165,334,197	$148,963,949	$16,370,248	—
Preferred securities	7,649,054	7,259,712	389,342	—
Corporate bonds	54,565,056	—	54,565,056	—
Convertible bonds	1,744,328	—	1,744,328	—
Securities lending collateral	8,439,313	8,439,313	—	—
Short-term investments	11,104,938	—	11,104,938	—
Total investments in securities	$248,836,886	$164,662,974	$84,173,912	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Core Trust
Common stocks
Australia	$28,548,535	—	$28,548,535	—
Austria	3,572,694	—	3,572,694	—
Belgium	2,485,906	—	2,485,906	—
Canada	15,865,405	$15,865,405	—	—
China	859,929	—	859,929	—
Denmark	2,525,210	—	2,525,210	—
Faroe Islands	749,841	—	749,841	—
Finland	7,601,501	—	7,601,501	—
France	56,604,781	—	56,604,781	—
Germany	61,100,061	—	61,100,061	—
Hong Kong	23,103,819	—	23,103,819	—
Ireland	1,533,864	1,414,143	119,721	—
Isle of Man	36,102	—	36,102	—
Israel	9,286,931	4,218,143	5,068,788	—
Italy	15,101,753	—	15,101,753	—
Japan	151,676,016	—	151,676,016	—
Luxembourg	319,591	—	319,591	—
Malta	136,157	—	—	$136,157
Netherlands	20,971,695	—	20,971,695	—
New Zealand	923,513	—	923,513	—
Norway	9,175,902	—	9,175,902	—
Portugal	635,763	—	635,763	—
Singapore	1,951,775	—	1,951,775	—
Spain	15,396,803	—	15,396,803	—
Sweden	9,499,884	—	9,499,884	—
Switzerland	29,738,149	—	29,738,149	—
United Kingdom	86,965,137	1,280,017	85,685,120	—
Preferred securities	3,232,419	—	3,232,419	—
Short-term investments	4,919,160	4,919,160	—	—
Total investments in securities	$564,518,296	$27,696,868	$536,685,271	$136,157
Other financial instruments:
Futures	($5,783)	($5,783)	—	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust B
Common stocks
Australia	$31,476,346	—	$31,476,346	—
Austria	748,893	—	748,893	—
Belgium	5,875,907	—	5,875,907	—
Brazil	6,213,988	$6,213,988	—	—
Canada	40,381,740	40,381,740	—	—
Chile	1,501,347	1,215,087	286,260	—
China	31,131,539	8,006,185	23,125,354	—
Colombia	672,748	672,748	—	—
Czech Republic	241,076	—	241,076	—
Denmark	7,304,841	—	7,304,841	—
Egypt	264,635	—	264,635	—
Finland	4,270,863	—	4,270,863	—
France	40,043,776	—	40,043,776	—
Germany	35,695,797	—	35,695,797	—
Greece	516,115	—	516,115	—
Hong Kong	20,462,604	102,862	20,347,859	$11,883
Hungary	430,730	—	430,730	—
India	11,215,493	2,804,752	8,410,741	—
Indonesia	3,745,682	11,828	3,733,854	—
Ireland	5,385,238	360,388	5,024,850	—
Israel	2,941,263	647,750	2,293,513	—
Italy	7,178,134	—	7,178,134	—
Japan	100,637,122	—	100,637,122	—
Jersey, Channel Islands	316,305	—	316,305	—
Jordan	125,906	—	125,906	—
Luxembourg	1,109,261	—	1,109,261	—
Macau	554,533	—	554,533	—
Malaysia	3,793,410	—	3,793,410	—
Malta	130,651	—	113,246	17,405
Mexico	5,487,771	5,311,697	176,074	—
Netherlands	18,258,283	1,006,737	17,251,546	—
New Zealand	788,282	—	788,282	—
Norway	2,802,592	—	2,802,592	—
Peru	480,481	480,481	—	—
Philippines	1,848,790	—	1,848,790	—
Poland	1,500,169	—	1,500,169	—
Portugal	618,314	—	618,314	—
Romania	87,095	—	87,095	—
Russia	4,929,814	3,844,617	1,085,197	—
Singapore	5,615,106	—	5,615,106	—
South Africa	9,476,944	—	9,475,763	1,181
South Korea	19,542,620	242,601	19,300,019	—
Spain	12,506,161	82,196	12,423,965	—
Sweden	11,539,425	—	11,539,425	—
Switzerland	39,521,244	—	39,521,244	—
Taiwan	14,471,528	—	14,471,528	—
Thailand	2,880,102	—	2,880,102	—
Turkey	1,579,720	—	1,579,720	—
United Kingdom	69,264,287	4,913	69,259,374	—
United States	613,359	284,618	328,741	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Brazil	3,613,761	3,613,761	—	—
Germany	2,272,830	—	2,272,830	—
South Korea	985,457	—	985,457	—
Spain	13,676	—	13,676	—
Rights	9,681	—	7,776	1,905
Securities lending collateral	6,971,911	6,971,911	—	—
Short-term investments	3,169,307	3,169,307	—	—
Total investments in securities	$605,214,653	$85,430,167	$519,752,112	$32,374
Other financial instruments:
Futures	$33,415	$39,348	($5,933)	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Growth Stock Trust
Common stocks
Australia	$16,922,320	—	$16,922,320	—
Brazil	6,457,151	$6,457,151	—	—
Canada	36,877,473	36,877,473	—	—
China	3,650,686	3,650,686	—	—
Denmark	9,955,597	—	9,955,597	—
France	16,772,040	—	16,772,040	—
Germany	37,018,144	—	37,018,144	—
Hong Kong	15,938,216	—	15,938,216	—
Israel	9,424,458	9,424,458	—	—
Japan	33,169,470	—	33,169,470	—
Mexico	11,695,915	11,695,915	—	—
Netherlands	7,059,203	—	7,059,203	—
Singapore	13,702,075	10,250,276	3,451,799	—
South Korea	3,458,354	—	3,458,354	—
Spain	6,067,451	—	6,067,451	—
Sweden	18,859,921	—	18,859,921	—
Switzerland	27,906,960	—	27,906,960	—
Taiwan	11,233,132	—	11,233,132	—
Thailand	6,475,506	—	6,475,506	—
Turkey	4,163,106	—	4,163,106	—
United Kingdom	80,706,948	—	80,706,948	—
Short-term investments	28,144,146	28,144,146	—	—
Total investments in securities	$405,658,272	$106,500,105	$299,158,167	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust
Common stocks
Australia	$7,978,465	$95,801	$7,874,141	$8,523
Austria	1,481,363	—	1,481,363	—
Belgium	2,070,173	—	2,070,173	—
Bermuda	223,919	—	223,919	—
Cambodia	68,646	—	68,646	—
Canada	9,432,422	9,420,196	11,939	287
China	63,680	30,584	33,096	—
Denmark	2,699,555	—	2,699,555	—
Faroe Islands	91,199	—	91,199	—
Finland	3,253,209	—	3,253,209	—
France	5,504,075	—	5,504,075	—
Gabon	2,833	—	2,833	—
Georgia	9,496	—	9,496	—
Germany	7,256,993	—	7,256,993	—
Gibraltar	35,141	—	35,141	—
Greece	152	—	—	152
Guernsey, Channel Islands	3,199	—	3,199	—
Hong Kong	3,559,666	11,362	3,541,144	7,160
India	20,174	—	20,174	—
Ireland	803,412	—	803,412	—
Isle of Man	306,023	—	306,023	—
Israel	688,447	6,179	682,268	—
Italy	4,110,867	—	4,110,867	—
Japan	25,789,382	—	25,789,382	—
Jersey, Channel Islands	260,119	—	260,119	—
Liechtenstein	51,169	—	51,169	—
Luxembourg	593,202	—	593,202	—
Macau	12,824	—	12,824	—
Malta	101,265	—	101,265	—
Monaco	61,819	61,819	—	—
Mongolia	14,139	—	14,139	—
Netherlands	2,059,511	—	2,059,511	—
New Zealand	1,440,916	—	1,440,916	—
Norway	895,925	—	895,925	—
Peru	62,122	—	62,122	—
Portugal	344,212	—	344,212	—
Russia	27,389	—	27,389	—
Singapore	1,075,809	—	1,074,610	1,199
South Africa	67,989	—	67,989	—
Spain	2,644,170	—	2,644,170	—
Sweden	3,824,574	—	3,824,574	—
Switzerland	5,982,251	37,531	5,944,720	—
United Arab Emirates	29,561	—	29,561	—
United Kingdom	17,286,532	13,301	17,272,497	734
United States	227,324	75,392	151,932	—
Preferred securities	369,921	—	369,921	—
Rights	2,917	—	2,917	—
Warrants	23	23	—	—
Securities lending collateral	1,203,391	1,203,391	—	—
Short-term investments	96,127	96,127	—	—
Total investments in securities	$114,187,692	$11,051,706	$103,117,931	$18,055

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Value Trust
Common stocks
Australia	$15,858,017	—	$15,858,017	—
Belgium	5,446,296	—	5,446,296	—
Canada	57,674,569	$57,674,569	—	—
China	59,554,318	21,751,345	37,802,973	—
France	69,695,161	—	69,695,161	—
Germany	49,759,127	—	49,759,127	—
Hong Kong	25,521,000	—	25,521,000	—
India	12,226,215	—	12,226,215	—
Israel	13,422,221	13,422,221	—	—
Italy	16,014,233	—	16,014,233	—
Japan	41,243,681	—	41,243,681	—
Luxembourg	6,957,787	—	6,957,787	—
Mexico	4,158,920	4,158,920	—	—
Netherlands	59,034,934	—	59,034,934	—
Norway	7,296,718	—	7,296,718	—
Singapore	8,383,931	—	8,383,931	—
South Africa	3,082,481	—	3,082,481	—
South Korea	115,819,724	25,088,280	90,731,444	—
Spain	4,855,912	—	4,855,912	—
Sweden	5,079,173	—	5,079,173	—
Switzerland	61,078,828	—	61,078,828	—
Taiwan	10,265,014	—	10,265,014	—
Thailand	9,217,818	—	9,217,818	—
United Kingdom	110,839,289	—	110,839,289	—
United States	29,148,179	29,148,179	—	—
Securities lending collateral	27,607,174	27,607,174	—	—
Short-term investments	10,100,000	—	10,100,000	—
Total investments in securities	$839,340,720	$178,850,688	$660,490,032	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Aggressive MVP
Affiliated investment companies	$351,738,334	$351,738,334	—	—
Short-term investments	2,514,256	—	$2,514,256	—
Total investments in securities	$354,252,590	$351,738,334	$2,514,256	—
Other financial instruments:
Futures	($1,393,161)	($1,402,794)	$9,633	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Balanced MVP
Affiliated investment companies	$8,058,736,472	$8,058,736,472	—	—
Short-term investments	49,478,808	7,759,611	$41,719,197	—
Total investments in securities	$8,108,215,280	$8,066,496,083	$41,719,197	—
Other financial instruments:
Futures	($2,163,100)	($2,149,878)	($13,222)	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Conservative MVP
Affiliated investment companies	$1,548,088,680	$1,548,088,680	—	—
Short-term investments	8,286,450	—	$8,286,450	—
Total investments in securities	$1,556,375,130	$1,548,088,680	$8,286,450	—
Other financial instruments:
Futures	($107,541)	($36,334)	($71,207)	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Growth MVP
Affiliated investment companies	$9,560,582,266	$9,560,582,266	—	—
Short-term investments	76,282,342	47,380,571	$28,901,771	—
Total investments in securities	$9,636,864,608	$9,607,962,837	$28,901,771	—
Other financial instruments:
Futures	($24,994,492)	($24,778,026)	($216,466)	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Moderate MVP
Affiliated investment companies	$2,413,935,252	$2,413,935,252	—	—
Short-term investments	17,577,626	4,975,849	$12,601,777	—
Total investments in securities	$2,431,512,878	$2,418,911,101	$12,601,777	—
Other financial instruments:
Futures	($385,712)	($349,342)	($36,370)	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Trust
Common stocks
Consumer discretionary	$145,117,232	$135,278,490	$8,560,512	$1,278,230
Consumer staples	29,519,521	29,519,521	—	—
Energy	41,870,935	41,870,935	—	—
Financials	17,204,213	17,204,213	—	—
Health care	153,606,349	139,340,204	14,266,145	—
Industrials	65,445,877	65,445,877	—	—
Information technology	164,469,219	164,469,219	—	—
Materials	6,342,426	6,342,426	—	—
Real estate	14,299,208	13,385,809	—	913,399
Preferred securities	76,372,700	—	5,072,830	71,299,870
Corporate bonds	396,255	—	—	396,255
Securities lending collateral	87,892,113	87,892,113	—	—
Short-term investments	5,100,000	—	5,100,000	—
Total investments in securities	$807,636,048	$700,748,807	$32,999,487	$73,887,754

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Trust
Common stocks
Consumer discretionary	$86,623,231	$83,173,317	$3,449,914	—
Consumer staples	66,008,407	59,192,459	6,815,948	—
Energy	87,664,124	87,664,124	—	—
Financials	185,654,408	181,608,161	4,046,247	—
Health care	72,590,086	72,590,086	—	—
Industrials	76,554,219	74,482,844	2,071,375	—
Information technology	23,912,646	23,912,646	—	—
Materials	70,415,078	70,415,078	—	—
Real estate	41,620,886	41,620,886	—	—
Telecommunication services	2,621,130	2,621,130	—	—
Utilities	30,708,839	30,708,839	—	—
Securities lending collateral	46,623,270	46,623,270	—	—
Short-term investments	46,958,048	46,958,048	—	—
Total investments in securities	$837,954,372	$821,570,888	$16,383,484	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mutual Shares Trust
Common stocks
Consumer discretionary	$35,992,018	$35,992,018	—	—
Consumer staples	60,146,757	43,266,579	$16,880,178	—
Energy	41,282,272	28,604,802	12,253,698	$423,772
Financials	105,878,148	102,884,416	2,993,732	—
Health care	69,694,026	69,694,026	—	—
Industrials	27,990,251	16,523,152	11,467,099	—
Information technology	68,417,085	58,371,147	10,045,938	—
Materials	21,461,621	14,154,207	7,307,414	—
Real estate	5,260,919	5,260,919	—	—
Telecommunication services	9,362,442	—	9,362,442	—
Utilities	281,472	281,472	—	—
Corporate bonds	8,321,905	—	8,321,905	—
Term loans	2,147,888	—	2,147,888	—
Municipal bonds	1,720,030	—	1,720,030	—
Securities lending collateral	3,458,075	3,458,075	—	—
Short-term investments	46,895,675	—	46,895,675	—
Total investments in securities	$508,310,584	$378,490,813	$129,395,999	$423,772
Other financial instruments:
Forward foreign currency contracts	$3,324,917	—	$3,324,917	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust
Common stocks
Diversified REITs	$33,307,106	$33,294,665	—	$12,441
Health care REITs	46,658,017	46,658,017	—	—
Hotel and resort REITs	19,458,229	19,458,229	—	—
Industrial REITs	39,393,277	39,393,277	—	—
Office REITs	52,410,290	52,410,290	—	—
Residential REITs	60,979,955	60,979,955	—	—
Retail REITs	99,291,808	99,291,808	—	—
Specialized REITs	72,206,247	72,206,247	—	—
Short-term investments	1,834,000	—	$1,834,000	—
Total investments in securities	$425,538,929	$423,692,488	$1,834,000	$12,441

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Trust
Common stocks
Consumer discretionary	$109,231,354	$109,171,775	—	$59,579
Health care	9,108,179	9,108,179	—	—
Industrials	5,137,860	5,137,860	—	—
Information technology	369,000,125	338,066,732	$30,835,023	98,370
Real estate	2,201,930	2,201,930	—	—
Telecommunication services	6,642,878	—	6,642,878	—
Preferred securities	3,516,458	—	—	3,516,458
Corporate bonds	1,787,164	—	1,787,164	—
Securities lending collateral	18,803,407	18,803,407	—	—
Short-term investments	39,030,208	32,300,208	6,730,000	—
Total investments in securities	$564,459,563	$514,790,091	$45,995,065	$3,674,407

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Growth Trust
Common stocks
Consumer discretionary	$51,502,778	$51,502,778	—	—
Consumer staples	5,150,230	2,838,836	$2,311,394	—
Energy	10,646,460	10,646,460	—	—
Financials	24,013,162	24,013,162	—	—
Health care	83,770,585	83,770,585	—	—
Industrials	54,096,063	54,096,063	—	—
Information technology	128,247,460	123,968,791	2,914,569	$1,364,100
Materials	11,832,487	11,832,487	—	—
Real estate	13,193,165	13,193,165	—	—
Telecommunication services	3,401,678	3,401,678	—	—
Preferred securities	14,921,752	—	2,977,917	11,943,835
Securities lending collateral	46,840,565	46,840,565	—	—
Short-term investments	1,300,000	—	1,300,000	—
Total investments in securities	$448,916,385	$426,104,570	$9,503,880	$13,307,935

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust
Common stocks
Consumer discretionary	$55,621,966	$55,621,966	—	—
Consumer staples	13,060,304	13,060,304	—	—
Energy	13,954,472	13,954,472	—	—
Financials	77,758,375	77,733,933	—	$24,442
Health care	62,120,405	62,033,447	—	86,958
Industrials	62,097,467	62,097,467	—	—
Information technology	79,463,950	79,463,950	—	—
Materials	20,571,447	20,571,447	—	—
Real estate	35,748,332	35,748,332	—	—
Telecommunication services	3,335,542	3,290,736	—	44,806
Utilities	16,660,246	16,660,246	—	—
Warrants	69	—	$69	—
Securities lending collateral	39,242,804	39,242,804	—	—
Short-term investments	21,990,000	—	21,990,000	—
Total investments in securities	$501,625,379	$479,479,104	$21,990,069	$156,206
Other financial instruments:
Futures	$5,056	$5,056	—	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust
Common stocks
Consumer discretionary	$29,692,007	$29,692,007	—	—
Consumer staples	5,772,304	5,772,304	—	—
Energy	14,776,661	14,776,661	—	—
Financials	44,792,782	44,792,781	—	$1
Health care	19,786,245	19,780,686	—	5,559
Industrials	39,272,735	39,272,735	—	—
Information technology	36,494,245	36,494,245	—	—
Materials	13,239,028	13,239,028	—	—
Real estate	4,544,627	4,544,627	—	—
Telecommunication services	2,580,739	2,555,372	—	25,367
Utilities	2,189,415	2,189,415	—	—
Securities lending collateral	6,698,771	6,698,771	—	—
Short-term investments	1,010,123	1,010,123	—	—
Total investments in securities	$220,849,682	$220,818,755	—	$30,927

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust
Common stocks
Consumer discretionary	$30,803,340	$30,803,340	—	—
Consumer staples	27,830,951	7,582,329	$20,248,622	—
Energy	33,458,578	33,458,578	—	—
Financials	128,365,751	128,365,751	—	—
Health care	55,629,141	55,629,141	—	—
Industrials	232,045,304	223,451,200	8,594,104	—
Information technology	61,970,348	61,970,348	—	—
Materials	39,458,475	39,458,475	—	—
Real estate	29,016,694	29,016,694	—	—
Utilities	21,494,499	21,494,499	—	—
Securities lending collateral	23,498,929	23,498,929	—	—
Short-term investments	14,000,000	—	14,000,000	—
Total investments in securities	$697,572,010	$654,729,284	$42,842,726	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust
Common stocks
Consumer discretionary	$1,159,117,264	$803,363,330	$355,753,934	—
Consumer staples	949,737,134	573,560,853	376,176,281	—
Energy	573,592,635	429,535,608	144,057,027	—
Financials	1,427,244,342	855,255,001	571,966,243	$23,098
Health care	1,236,938,174	898,013,668	338,847,978	76,528
Industrials	1,093,281,614	674,763,373	418,518,241	—
Information technology	1,499,776,308	1,345,251,210	154,525,098	—
Materials	445,930,545	223,090,885	222,839,660	—
Real estate	393,788,000	275,431,200	118,259,108	97,692
Telecommunication services	289,528,238	146,356,573	143,119,170	52,495
Utilities	339,000,489	228,860,383	110,140,106	—
Preferred securities	15,969,924	—	15,969,924	—
Rights	212,771	1,569	211,202	—
Securities lending collateral	87,137,535	87,137,535	—	—
Short-term investments	211,490,000	—	211,490,000	—
Total investments in securities	$9,722,744,973	$6,540,621,188	$3,181,873,972	$249,813
Other financial instruments:
Futures	($1,310,526)	($1,310,526)	—	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust
Foreign government obligations	$117,334,869	—	$117,334,869	—
Corporate bonds	305,872,608	—	305,872,608	—
Capital preferred securities	2,462,625	—	2,462,625	—
Convertible bonds	11,404,008	—	11,404,008	—
Municipal bonds	33,317,289	—	33,317,289	—
Collateralized mortgage obligations	31,335,193	—	31,335,193	—
Asset backed securities	26,872,555	—	26,872,555	—
Common stocks	19,853,478	$19,853,478	—	—
Preferred securities	46,022,938	43,870,420	2,152,518	—
Purchased options	1,630,253	—	1,630,253	—
Short-term investments	1,872,000	—	1,872,000	—
Total investments in securities	$597,977,816	$63,723,898	$534,253,918	—
Other financial instruments:
Futures	($639,158)	($639,158)	—	—
Forward foreign currency contracts	(2,785,032)	—	($2,785,032)	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust
Common stocks
Consumer discretionary	$76,622,072	$76,618,373	$3,670	$29
Consumer staples	56,276,984	56,275,530	—	1,454
Energy	45,061,255	45,061,008	—	247
Financials	78,960,255	78,960,248	—	7
Health care	76,858,735	76,848,755	—	9,980
Industrials	58,281,969	58,281,528	441	—
Information technology	118,101,619	118,101,619	—	—
Materials	18,551,650	18,551,449	—	201
Real estate	24,281,891	24,273,128	—	8,763
Telecommunication services	14,465,211	14,458,798	—	6,413
Utilities	18,438,434	18,438,434	—	—
Convertible bonds	467	—	—	467
Warrants	603	171	432	—
Securities lending collateral	8,210,190	8,210,190	—	—
Short-term investments	11,740,000	—	11,740,000	—
Total investments in securities	$605,851,335	$594,079,231	$11,744,543	$27,561
Other financial instruments:
Futures	($46,810)	($46,810)	—	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Utilities Trust
Common stocks
Consumer discretionary	$24,405,448	$22,008,186	$2,397,262	—
Energy	53,336,580	53,336,580	—	—
Industrials	1,854,926	1,854,926	—	—
Real estate	5,576,629	5,576,629	—	—
Telecommunication services	34,276,217	7,258,830	27,017,387	—
Utilities	188,279,835	138,217,658	50,062,177	—
Preferred securities	31,382,487	31,382,487	—	—
Securities lending collateral	4,833,424	4,833,424	—	—
Short-term investments	15,099,606	—	15,099,606	—
Total investments in securities	$359,045,152	$264,468,720	$94,576,432	—
Other financial instruments:
Forward foreign currency contracts	$17,298	—	$17,298	—

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Value Trust
Common stocks
Consumer discretionary	$64,856,863	$64,856,863	—	—
Consumer staples	15,433,000	15,433,000	—	—
Energy	39,539,352	33,136,422	$6,402,930	—
Financials	104,368,248	104,368,248	—	—
Health care	49,063,624	49,063,624	—	—
Industrials	73,720,659	73,720,659	—	—
Information technology	73,973,202	73,973,202	—	—
Materials	34,773,239	34,773,239	—	—
Real estate	29,339,578	29,339,578	—	—
Telecommunication services	8,967,805	8,967,805	—	—
Utilities	17,345,762	17,345,762	—	—
Short-term investments	10,108,428	10,108,428	—	—
Total investments in securities	$521,489,760	$515,086,830	$6,402,930	—

For the following portfolios, securities at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

Portfolio	Approximate market values transferred
Emerging Markets Value Trust	$30,889,580
Financial Industries Trust	2,974,139
International Equity Index Trust B	6,572,576
International Growth Stock Trust	7,141,725
Utilities Trust	4,280,338

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Trust	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 12-31-15	$299,887	$14,605,895	$48,473	$14,954,255
Realized gain (loss)	-	(3,739)	-	(3,739)
Change in unrealized appreciation (depreciation)	1,299	118,666	-	119,965
Purchases	-	-	-	-
Sales	-	(70,845)	-	(70,845)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(498,611)	-	(498,611)
Balance as of 9-30-16	$301,186	$14,151,366	$48,473	$14,501,025
Change in unrealized at period end*	$1,299	$118,666	-	$119,965

Equity Income Trust	Common stocks
Balance as of 12-31-15	$19,823,329
Realized gain (loss)	3,015,896
Change in unrealized appreciation (depreciation)	(5,357,475)
Purchases	-
Sales	(17,481,750)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 9-30-16	-
Change in unrealized at period end*	-

High Yield Trust	Corporate bonds	Convertible bonds	Common stocks	Escrow certificates	Total
Balance as of 12-31-15	$910,305	$405,098	$1,631,608	-	$2,947,011
Realized gain (loss)	2,910	-	503,890	-	506,800
Change in unrealized appreciation (depreciation)	169,661	(435,101)	1,032,178	($24,171)	742,567
Purchases	93,608	68,831	577,766	-	740,205
Sales	(112,008)	-	(1,401,033)	(5,704)	(1,518,745)
Transfers into Level 3	-	-	-	30,375	30,375
Transfers out of Level 3	-	(38,828)	(146,280)	-	(185,108)
Balance as of 9-30-16	$1,064,476	-	$2,198,129	$500	$3,263,105
Change in unrealized at period end*	$169,661	-	$859,881	($24,171)	$1,005,371

Mid Cap Stock Trust	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 12-31-15	$2,195,084	$76,380,398	$396,255	$78,971,737
Realized gain (loss)	-	(27,634)	-	(27,634)
Change in unrealized appreciation (depreciation)	(3,455)	(2,242,565)	-	(2,246,020)
Purchases	-	-	-	-
Sales	-	(509,955)	-	(509,955)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(2,300,374)	-	(2,300,374)
Balance as of 9-30-16	$2,191,629	$71,299,870	$396,255	$73,887,754
Change in unrealized at period end*	($3,455)	($2,242,565)	-	($2,246,020)

Science & Technology Trust	Consumer discretionary	Information technology	Total
Balance as of 12-31-15	$661,985	$10,418,708	$11,080,693
Realized gain (loss)	-	1,015,149	1,015,149
Change in unrealized appreciation (depreciation)	(96,105)	(2,015,455)	(2,111,560)
Purchases	-	-	-
Sales	-	(6,309,875)	(6,309,875)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 9-30-16	$565,880	$3,108,527	$3,674,407
Change in unrealized at period end*	($96,105)	($155,135)	($251,240)

Small Cap Growth Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-15	$1,046,758	$13,682,171	$14,728,929
Realized gain (loss)	-	(17,025)	(17,025)
Change in unrealized appreciation (depreciation)	317,342	(114,506)	202,836
Purchases	-	-	-
Sales	-	(256,410)	(256,410)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(1,350,395)	(1,350,395)
Balance as of 9-30-16	$1,364,100	$11,943,835	$13,307,935
Change in unrealized at period end*	$317,342	($127,308)	$190,034

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below.

Alpha Opportunities Trust
	Fair Value at 9-30-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$128,191	Market Approach	Prior / recent transactions	$50.19
	$172,995	Market Approach	EV to revenue multiple Discount	3.51x - 3.73x (weighted average 3.68x) 10% - 17.5% (weighted average 11.7%)
	$301,186

Preferred Securities	$4,248,608	Market Approach	EV to revenue multiple Discount	1.37x - 8.59x (weighted average 5.89x) 10% - 25% (weighted average 15.7%)
	$1,044,354	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	1.41x - 5.69x (weighted average 3.76x) 17.5% - 25% (weighted average 19.5%) 40% - 55% (weighted average 45.9%)
	$8,702,977	Market Approach	Prior / recent transactions	$43.82 - $50.19 (weighted average $48.60)
	$155,427	Market Approach	Probability weighted expected future price Discount	$2.78 32%
	$14,151,366

Corporate Bonds	$48,473	Market Approach	Prior / recent transactions	$100

Total	$14,501,025

High Yield Trust
	Fair Value at 9-30-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$1,285,654	Market Approach	EV/EBITDA multiple Discount	10.21x - 11.09x (weighted average 10.80x) 25%
	$401,126	Market Approach	Expected future value Discount	$11.56 20%
	$438,156	Market Approach	Estimated liquidation value	$984.62
	$2,124,936

Corporate Bonds	1,064,476	Market Approach	Yield	1097bps - 1537bps (weighted average 1239bps)

Escrow certificates	$500	Market Approach	Estimated liquidation value	$0.03

Total	$3,189,912	*

* These amounts exclude valuations provided by a broker, which amounted to $73,193.

Mid Cap Stock Trust
	Fair Value at 9-30-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$913,399	Market Approach	Prior / recent transactions	$50.19
	$1,278,230	Market Approach	EV to revenue multiple Discount	3.51x - 3.73x (weighted average 3.68x) 10% - 17.5% (weighted average 11.6%)
	$2,191,629

Preferred Securities	$7,509,726	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	1.41x - 5.69x (weighted average 3.77x) 17.5% - 25% (weighted average 19.5%) 40% - 55% (weighted average 46%)
	$21,213,128	Market Approach	EV to revenue multiple Discount	1.37x - 8.59x (weighted average 5.33x) 10% - 25% (weighted average 14.0%)
	$1,115,984	Market Approach	Probability weighted expected future price Discount	$2.78 32%
	$41,146,230	Market Approach	Prior / recent transactions	$43.82 - $50.19 (weighted average $48.51)
	$314,802	Market Approach	Expected future value Discount	$1.28 18.8%
	$71,299,870

Corporate Bonds	$396,255	Market Approach	Prior / recent transactions	$100

Total	$73,887,754

Small Cap Growth Trust
	Fair Value at 9-30-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$1,364,100	Market Approach	Expected future value Discount	$3.20 10%

Preferred Securities	$7,131,109	Market Approach	EV to revenue multiple Discount	3.73x - 8.59x (weighted average 7.20x) 10% - 17.5% (weighted average 11.9%)
	$1,416,094	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	1.41x 25% 55%
	$2,554,307	Market Approach	Expected future value Discount	$4.40 10%
	$842,325	Market Approach	Probability weighted expected future price Discount	$5.15 - $6.86 (weighted average $6.08) 32%
$11,943,835

Total	$13,307,935

A change to unobservable inputs of a portfolio's Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input			Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) - Volatility			Variable	Variable
Discount			Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple			Increase	Decrease
Enterprise value (“EV”) to revenue multiple			Increase	Decrease
Estimated liquidation value			Increase	Decrease
Expected future value			Increase	Decrease
Prior/recent transactions			Increase	Decrease
Probability weighted expected future price			Increase	Decrease
Yield			Decrease	Increase

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At September 30, 2016, Investment Quality Bond Trust had $32,609 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on September 30, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust B	$2,413,131,072	$1,568,908,498	($51,564,018)	$1,517,344,480
Active Bond Trust	761,461,396	28,548,515	(9,297,147)	19,251,368
All Cap Core Trust	241,046,354	16,582,753	(3,212,763)	13,369,990
Alpha Opportunities Trust	547,281,189	55,317,426	(14,800,003)	40,517,423
American Asset Allocation Trust	1,090,592,990	431,369,938	—	431,369,938
American Global Growth Trust	232,885,401	—	(9,882,464)	(9,882,464)
American Growth Trust	786,315,663	92,524,699	—	92,524,699
American Growth-Income Trust	973,703,938	90,859,261	—	90,859,261
American International Trust	546,349,812	—	(26,721,992)	(26,721,992)
American New World Trust	90,621,304	—	(10,469,119)	(10,469,119)
Blue Chip Growth Trust	1,050,145,883	580,417,826	(31,439,482)	548,978,344
Bond Trust	8,591,596,839	241,059,359	(60,206,021)	180,853,338
Capital Appreciation Trust	658,437,602	244,943,175	(10,485,255)	234,457,920
Capital Appreciation Value Trust	345,931,988	37,463,463	(2,112,744)	35,350,719
Core Bond Trust	1,396,418,606	14,879,558	(3,216,405)	11,663,153
Core Strategy Trust	3,592,863,422	42,745,580	(98,869)	42,646,711
Emerging Markets Value Trust	829,164,477	114,397,166	(172,864,624)	(58,467,458)
Equity Income Trust	1,310,701,830	366,587,254	(48,084,764)	318,502,490
Financial Industries Trust	141,756,599	9,142,684	(7,992,076)	1,150,608
Franklin Templeton Founding Allocation Trust	928,799,362	114,304,356	—	114,304,356
Fundamental All Cap Core Trust	1,300,712,691	288,772,073	(24,526,775)	264,245,298
Fundamental Large Cap Value Trust	1,381,656,527	142,782,786	(45,882,849)	96,899,937
Global Bond Trust	794,982,053	28,829,311	(13,859,267)	14,970,044
Global Trust	585,512,807	76,984,297	(81,189,431)	(4,205,134)
Health Sciences Trust	250,500,918	55,310,905	(15,289,310)	40,021,595
High Yield Trust	270,893,925	10,719,424	(25,650,218)	(14,930,794)
Income Trust	231,958,279	31,503,397	(14,624,790)	16,878,607
International Core Trust	585,861,378	42,689,731	(64,032,813)	(21,343,082)
International Equity Index Trust B	524,926,916	158,916,847	(78,629,110)	80,287,737
International Growth Stock Trust	365,777,714	60,606,363	(20,725,805)	39,880,558
International Small Company Trust	110,229,222	26,856,586	(22,898,116)	3,958,470
International Value Trust	869,362,717	94,713,525	(124,735,522)	(30,021,997)
Investment Quality Bond Trust	407,800,678	7,293,549	(2,770,732)	4,522,817
Lifestyle Aggressive MVP	365,345,309	12,459,295	(23,552,014)	(11,092,719)
Lifestyle Aggressive PS Series	23,338,272	150,055	(384,789)	(234,734)
Lifestyle Balanced MVP	7,788,500,190	464,187,222	(144,472,132)	319,715,090
Lifestyle Balanced PS Series	1,005,641,689	11,986,503	(1,137,310)	10,849,193
Lifestyle Conservative MVP	1,550,590,097	20,157,675	(14,372,642)	5,785,033
Lifestyle Conservative PS Series	201,733,666	3,891,306	—	3,891,306
Lifestyle Growth MVP	9,001,317,353	813,054,325	(177,507,070)	635,547,255
Lifestyle Growth PS Series	2,028,550,791	12,093,336	(9,538,623)	2,554,713
Lifestyle Moderate MVP	2,340,977,613	109,931,533	(19,396,268)	90,535,265
Lifestyle Moderate PS Series	327,009,601	4,728,851	—	4,728,851
Mid Cap Index Trust	746,384,756	266,338,030	(44,185,274)	222,152,756
Mid Cap Stock Trust	714,555,666	117,090,883	(24,010,501)	93,080,382
Mid Value Trust	745,220,706	122,101,028	(29,367,362)	92,733,666
Money Market Trust	2,342,846,915	—	—	—
Mutual Shares Trust	436,746,939	110,534,069	(38,970,424)	71,563,645
New Income Trust	1,397,430,861	48,387,965	(5,876,931)	42,511,034
Real Estate Securities Trust	415,161,759	20,231,498	(9,854,328)	10,377,170
Science and Technology Trust	496,012,032	75,133,693	(6,686,162)	68,447,531
Short Term Government Income Trust	332,797,651	1,657,696	(4,911,847)	(3,254,151)
Small Cap Growth Trust	412,684,404	56,824,216	(20,592,235)	36,231,981
Small Cap Index Trust	396,360,557	135,244,674	(29,979,852)	105,264,822
Small Cap Opportunities Trust	202,051,636	35,494,894	(16,696,848)	18,798,046
Small Cap Value Trust	576,886,187	161,375,773	(40,689,950)	120,685,823
Small Company Growth Trust	89,775,850	26,688,352	(5,278,269)	21,410,083
Small Company Value Trust	233,624,530	81,211,359	(7,457,985)	73,753,374
Strategic Equity Allocation Trust	7,520,831,509	2,661,458,324	(459,544,860)	2,201,913,464
Strategic Income Opportunities Trust	590,369,272	23,833,059	(16,224,515)	7,608,544
Total Bond Market Trust B	621,695,104	25,591,582	(2,104,248)	23,487,334
Total Stock Market Index Trust	364,564,826	266,398,970	(25,112,461)	241,286,509
Ultra Short Term Bond Trust	304,312,312	327,781	(2,070,337)	(1,742,556)
U.S. Equity Trust	445,475,283	31,413,770	(8,398,911)	23,014,859
Utilities Trust	369,349,503	31,961,394	(42,265,745)	(10,304,351)
Value Trust	483,204,044	71,710,150	(33,424,434)	38,285,716

Derivative instruments. Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following tables summarize the contracts held at September 30, 2016. In addition, the tables detail how the portfolios used futures contracts during the period ended September 30, 2016.

500 Index Trust B
The portfolio used futures contracts to gain exposure to certain securities and as a substitute for securities purchased.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

S&P 500 Index Futures	245	Long	Dec 2016	$132,491,969	$132,324,500	($167,469)
						($167,469)

All Cap Core Trust
The portfolio used futures contracts as a substitute for securities purchased.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

Russell 2000 Mini Index Futures	2	Long	Dec 2016	$248,349	$249,660	$1,311
S&P 500 Index E-Mini Futures	22	Long	Dec 2016	2,371,515	2,376,440	4,925
						$6,236

Global Bond Trust
The portfolio used futures contracts to gain exposure to foreign bond market and treasury markets, maintain diversity of the portfolio, manage against anticipated interest rate changes and to manage duration of the portfolio.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

5-Year U.S. Treasury Note Futures	1,404	Long	Dec 2016	$170,568,665	$170,607,938	$39,273
10-Year Japan Government Bond Future	21	Long	Dec 2016	31,380,775	31,548,149	167,374
10-Year U.S. Treasury Note Futures	1,237	Long	Dec 2016	162,355,848	162,201,625	(154,223)
Euro-BTP Italian Government Bond Futures	89	Long	Dec 2016	14,378,483	14,305,866	(72,617)
Euro-Buxl Futures	33	Long	Dec 2016	7,018,228	7,124,214	105,986
Euro-OAT Futures	87	Long	Dec 2016	15,565,278	15,648,751	83,473
Euro SCHATZ Futures	224	Long	Dec 2016	28,187,341	28,216,559	29,218
German Euro BOBL Futures	47	Long	Dec 2016	6,943,967	6,974,011	30,044
U.K. Long Gilt Bond Futures	95	Long	Dec 2016	16,165,772	16,038,229	(127,543)
Ultra U.S. Treasury Bond Futures	258	Long	Dec 2016	48,334,175	47,439,750	(894,425)
2-Year U.S. Treasury Note Futures	218	Short	Dec 2016	(47,631,962)	(47,626,188)	5,774
10-Year Canada Government Bond Futures	24	Short	Dec 2016	(2,682,002)	(2,687,663)	(5,661)
EURO-BONO Futures	14	Short	Dec 2016	(2,264,343)	(2,279,770)	(15,427)
Eurodollar Futures	249	Short	Dec 2017	(61,448,816)	(61,587,038)	(138,222)
German Euro BUND Futures	37	Short	Dec 2016	(6,810,775)	(6,887,143)	(76,368)
U.S. Treasury Long Bond Futures	50	Short	Dec 2016	(8,539,784)	(8,407,812)	131,972
						($891,372)

High Yield Trust
The portfolio used futures contracts to manage against anticipated interest rate changes.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

2-Year U.S. Treasury Note Futures	138	Long	Dec 2016	$30,117,932	$30,148,688	$30,756
5-Year U.S. Treasury Note Futures	86	Long	Dec 2016	10,442,008	10,450,344	8,336
Ultra U.S. Treasury Bond Futures	8	Long	Dec 2016	1,489,812	1,471,000	(18,812)
U.S. Treasury Long Bond Futures	3	Short	Dec 2016	(509,493)	(504,469)	5,024
						$25,304

International Core Trust
The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

MINI MSCI EAFE Index Futures	82	Long	Dec 2016	$7,003,253	$6,997,470	($5,783)
						($5,783)

International Equity Index Trust B
The portfolio used futures contracts to gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

MINI MSCI EAFE Index Futures	66	Long	Dec 2016	$5,601,076	$5,632,110	$31,034
MINI MSCI Emerging Markets Index Futures	79	Long	Dec 2016	3,596,061	3,604,375	8,314
MSCI Taiwan Index Futures	64	Long	Oct 2016	2,205,020	2,199,087	(5,933)
						$33,415

Investment Quality Bond Trust
The portfolio used futures contracts to gain exposure to foreign bond market and treasury markets, manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

5-Year U.S. Treasury Note Futures	416	Long	Dec 2016	$50,541,598	$50,550,500	$8,902
Eurodollar Futures	56	Long	Dec 2017	13,846,455	13,850,900	4,445
U.S. Treasury Long Bond Futures	36	Long	Dec 2016	6,148,506	6,053,625	(94,881)
Ultra U.S. Treasury Bond Futures	23	Long	Dec 2016	4,297,624	4,229,125	(68,499)
10-Year U.S. Treasury Note Futures	274	Short	Dec 2016	(35,964,082)	(35,928,250)	35,832
Eurodollar Futures	56	Short	Sep 2018	(13,832,902)	(13,839,000)	(6,098)
						($120,299)

Lifestyle Aggressive MVP
The fund used futures contracts to manage volatility of returns.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

BP Currency Futures	157	Short	Dec 2016	($12,918,994)	($12,753,306)	$165,688
Euro FX Futures	76	Short	Dec 2016	(10,693,164)	(10,713,150)	(19,986)
Euro STOXX 50 Index Futures	321	Short	Dec 2016	(10,724,179)	(10,796,219)	(72,040)
FTSE 100 Index Futures	143	Short	Dec 2016	(12,467,177)	(12,710,333)	(243,156)
Japanese Yen Currency Futures	29	Short	Dec 2016	(3,570,111)	(3,585,306)	(15,195)
Mini MSCI Emerging Markets Index Futures	338	Short	Dec 2016	(15,169,635)	(15,421,250)	(251,615)
Nikkei 225 Futures	20	Short	Dec 2016	(3,254,049)	(3,244,416)	9,633
Russell 2000 Mini Index Futures	96	Short	Dec 2016	(11,768,144)	(11,983,680)	(215,536)
S&P 500 Index E-Mini Futures	465	Short	Dec 2016	(49,725,650)	(50,229,301)	(503,651)
S&P Mid 400 Index E-Mini Futures	134	Short	Dec 2016	(20,517,337)	(20,764,640)	(247,303)
						($1,393,161)

Lifestyle Balanced MVP
The fund used futures contracts to manage volatility of returns.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

BP Currency Futures	337	Short	Dec 2016	($27,393,850)	($27,374,931)	$18,919
Euro FX Futures	134	Short	Dec 2016	(18,833,384)	(18,888,975)	(55,591)
Euro STOXX 50 Index Futures	569	Short	Dec 2016	(18,869,825)	(19,137,223)	(267,398)
FTSE 100 Index Futures	313	Short	Dec 2016	(27,405,565)	(27,820,518)	(414,953)
Japanese Yen Currency Futures	141	Short	Dec 2016	(17,619,485)	(17,432,006)	187,479
Mini MSCI Emerging Markets Index Futures	914	Short	Dec 2016	(41,429,887)	(41,701,250)	(271,363)
Nikkei 225 Futures	108	Short	Dec 2016	(17,506,624)	(17,519,846)	(13,222)
Russell 2000 Mini Index Futures	149	Short	Dec 2016	(18,443,984)	(18,599,670)	(155,686)
S&P 500 Index E-Mini Futures	1,018	Short	Dec 2016	(109,162,441)	(109,964,360)	(801,919)
S&P Mid 400 Index E-Mini Futures	288	Short	Dec 2016	(44,239,114)	(44,628,480)	(389,366)
						($2,163,100)

Lifestyle Conservative MVP
The fund used futures contracts to manage volatility of returns.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

BP Currency Futures	48	Long	Dec 2016	$3,988,366	$3,899,100	($89,266)
Euro FX Futures	23	Long	Dec 2016	3,246,587	3,242,138	(4,449)
Euro STOXX 50 Index Futures	100	Long	Dec 2016	3,384,854	3,363,308	(21,546)
FTSE 100 Index Futures	44	Long	Dec 2016	3,832,041	3,910,872	78,831
Japanese Yen Currency Futures	20	Long	Dec 2016	2,451,120	2,472,625	21,505
Mini MSCI Emerging Markets Index Futures	77	Long	Dec 2016	3,546,202	3,513,125	(33,077)
Nikkei 225 Futures	15	Long	Dec 2016	2,504,519	2,433,312	(71,207)
Russell 2000 Mini Index Futures	34	Long	Dec 2016	4,221,284	4,244,220	22,936
S&P 500 Index E-Mini Futures	120	Long	Dec 2016	12,945,431	12,962,400	16,969
S&P Mid 400 Index E-Mini Futures	32	Long	Dec 2016	4,986,957	4,958,720	(28,237)
						($107,541)

Lifestyle Growth MVP
The fund used futures contracts to manage volatility of returns.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

BP Currency Futures	1,979	Short	Dec 2016	($162,587,476)	($160,756,644)	$1,830,832
Euro FX Futures	807	Short	Dec 2016	(113,606,669)	(113,756,738)	(150,069)
Euro STOXX 50 Index Futures	3,369	Short	Dec 2016	(111,558,245)	(113,309,848)	(1,751,603)
FTSE 100 Index Futures	1,797	Short	Dec 2016	(155,754,039)	(159,723,551)	(3,969,512)
Japanese Yen Currency Futures	713	Short	Dec 2016	(87,494,848)	(88,149,081)	(654,233)
Mini MSCI Emerging Markets Index Futures	3,473	Short	Dec 2016	(154,492,508)	(158,455,625)	(3,963,117)
Nikkei 225 Futures	536	Short	Dec 2016	(86,733,882)	(86,950,348)	(216,466)
Russell 2000 Mini Index Futures	924	Short	Dec 2016	(112,719,420)	(115,342,920)	(2,623,500)
S&P 500 Index E-Mini Futures	6,393	Short	Dec 2016	(681,471,352)	(690,571,860)	(9,100,508)
S&P Mid 400 Index E-Mini Futures	1,527	Short	Dec 2016	(232,227,604)	(236,623,920)	(4,396,316)
						($24,994,492)

Lifestyle Moderate MVP
The fund used futures contracts to manage volatility of returns.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

BP Currency Futures	44	Long	Dec 2016	$3,611,987	$3,574,175	($37,812)
Euro FX Futures	22	Long	Dec 2016	3,103,839	3,101,175	(2,664)
Euro STOXX 50 Index Futures	93	Long	Dec 2016	3,179,309	3,127,876	(51,433)
FTSE 100 Index Futures	40	Long	Dec 2016	3,569,847	3,555,338	(14,509)
Russell 2000 Mini Index Futures	34	Long	Dec 2016	4,256,846	4,244,220	(12,626)
S&P 500 Index E-Mini Futures	154	Long	Dec 2016	16,707,839	16,635,080	(72,759)
S&P Mid 400 Index E-Mini Futures	29	Long	Dec 2016	4,511,981	4,493,840	(18,141)
Japanese Yen Currency Futures	45	Short	Dec 2016	(5,507,049)	(5,563,406)	(56,357)
Mini MSCI Emerging Markets Index Futures	63	Short	Dec 2016	(2,791,334)	(2,874,375)	(83,041)
Nikkei 225 Futures	34	Short	Dec 2016	(5,479,137)	(5,515,507)	(36,370)
						($385,712)

Mid Cap Index Trust
The portfolio used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities, as a substitute for securities purchases and to maintain diversity of the portfolio.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

S&P Mid 400 Index E-Mini Futures	177	Long	Dec 2016	$27,702,203	$27,427,920	($274,283)
						($274,283)

New Income Trust
The portfolio used futures contracts to gain exposure to the U.S. treasury market, maintain diversity of the portfolio, manage against anticipated changes in securities markets, manage duration of the portfolio and as a substitute for securities purchased.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

2-Year U.S. Treasury Note Futures	157	Long	Dec 2016	$34,299,847	$34,299,594	($253)
U.S. Treasury Long Bond Futures	90	Long	Dec 2016	15,383,113	15,134,062	(249,051)
Ultra U.S. Treasury Bond Futures	9	Long	Dec 2016	1,688,921	1,654,875	(34,046)
5-Year U.S. Treasury Note Futures	69	Short	Dec 2016	(8,381,771)	(8,384,578)	(2,807)
10-Year U.S. Treasury Note Futures	160	Short	Dec 2016	(21,003,196)	(20,980,000)	23,196
						($262,961)

Small Cap Index Trust
The portfolio used futures contracts to gain exposure to certain securities and as a substitute for securities purchased.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

Russell 2000 Mini Index Futures	193	Long	Dec 2016	$24,087,134	$24,092,190	$5,056
						$5,056

Strategic Equity Allocation Trust
The portfolio used futures contracts to gain exposure to certain securities and as a substitute for securities purchased.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

Mini MSCI EAFE Index Futures	1,768	Long	Dec 2016	$151,636,962	$150,872,280	($764,682)
Russell 2000 Mini Index Futures	62	Long	Dec 2016	7,740,060	7,739,460	(600)
S&P 500 Index Futures	149	Long	Dec 2016	80,862,823	80,474,900	(387,923)
S&P Mid 400 Index E-Mini Futures	92	Long	Dec 2016	14,413,641	14,256,320	(157,321)
						($1,310,526)

Strategic Income Opportunities Trust
The portfolio used futures contracts to manage duration of the portfolio.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

5-Year U.S. Treasury Note Futures	173	Short	Dec 2016	($21,000,634)	($21,022,203)	($21,569)
10-Year U.S. Treasury Note Futures	299	Short	Dec 2016	(38,987,270)	(39,206,375)	(219,105)
U.S. Treasury Long Bond Futures	258	Short	Dec 2016	(42,985,828)	(43,384,312)	(398,484)
						($639,158)

Total Stock Market Index Trust
The portfolio used futures contracts to manage against anticipated changes in securities, gain exposure to certain securities, as a substitute for securities purchased and to maintain diversity of the portfolio.
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)

Russell 2000 Mini Index Futures	14	Long	Dec 2016	$1,746,926	$1,747,620	$694
S&P 500 Index Futures	20	Long	Dec 2016	10,836,790	10,802,000	(34,790)
S&P Mid 400 Index E-Mini Futures	6	Long	Dec 2016	942,474	929,760	(12,714)
						($46,810)

*Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at September 30, 2016. In addition, the tables detail how the portfolios used forward foreign currency contracts during the period ended September 30, 2016.

Alpha Opportunities Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	72,345	CHF	70,000	Citibank, N.A.	12/21/2016	-	($52)	($52)
						-	($52)	($52)

Global Bond Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity of the portfolio.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	11,184,000	USD	8,436,416	Goldman Sachs Bank USA	10/4/2016	$123,257	-	$123,257
AUD	7,610,000	USD	5,774,750	UBS AG	11/2/2016	46,021	-	46,021
BRL	25,638,469	USD	7,849,111	Bank of America, N.A.	10/4/2016	34,434	-	34,434
BRL	31,300,000	USD	9,642,043	Barclays Capital	10/4/2016	-	($17,641)	(17,641)
BRL	4,600,000	USD	1,397,633	Deutsche Bank AG London	10/4/2016	16,816	-	16,816
BRL	18,300,000	USD	5,349,523	JPMorgan Chase Bank, N.A.	10/4/2016	277,524	-	277,524
BRL	33,400,000	USD	10,286,418	Morgan Stanley Bank, N.A.	10/4/2016	-	(16,289)	(16,289)
BRL	19,738,469	USD	6,046,306	Morgan Stanley Bank, N.A.	11/3/2016	-	(28,549)	(28,549)
CAD	24,758,000	USD	18,715,217	JPMorgan Chase Bank, N.A.	10/4/2016	156,091	-	156,091
CAD	170,000	USD	130,291	UBS AG	10/4/2016	-	(712)	(712)
CAD	6,600,000	USD	5,139,787	Standard Chartered Bank	10/7/2016	-	(108,935)	(108,935)
CAD	3,100,000	USD	2,396,559	Citibank, N.A.	10/14/2016	-	(33,450)	(33,450)
CAD	11,800,000	USD	9,179,019	Goldman Sachs Bank USA	10/14/2016	-	(183,960)	(183,960)
CAD	3,000,000	USD	2,324,326	UBS AG	10/18/2016	-	(37,379)	(37,379)
CAD	2,865,000	USD	2,198,192	HSBC Bank USA	10/20/2016	-	(14,126)	(14,126)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	3,300,000	USD	2,501,061	Citibank, N.A.	10/24/2016	14,689	-	14,689
CHF	120,000	USD	123,319	Morgan Stanley Bank, N.A.	11/14/2016	496	-	496
CHF	2,911,000	USD	2,997,730	Standard Chartered Bank	11/14/2016	5,826	-	5,826
CNY	3,280,200	USD	497,000	BNP Paribas SA	10/20/2016	-	(5,462)	(5,462)
CNY	11,663,496	USD	1,780,279	Citibank, N.A.	10/20/2016	-	(32,503)	(32,503)
CNY	46,851,944	USD	7,112,248	Standard Chartered Bank London	10/20/2016	-	(91,481)	(91,481)
CNY	5,190,086	USD	786,615	HSBC Bank USA	1/6/2017	-	(11,069)	(11,069)
CNY	13,522,700	USD	2,040,392	Bank of America, N.A.	1/13/2017	-	(20,130)	(20,130)
CNY	13,580,872	USD	2,050,872	HSBC Bank USA	1/13/2017	-	(21,918)	(21,918)
DKK	44,869,000	USD	6,754,328	Bank of America, N.A.	10/3/2016	15,388	-	15,388
DKK	80,214,000	USD	12,074,057	HSBC Bank USA	10/3/2016	28,419	-	28,419
EUR	2,363,000	USD	2,677,780	BNP Paribas SA	11/14/2016	-	(18,350)	(18,350)
EUR	94,198,769	USD	104,780,840	JPMorgan Chase Bank, N.A.	11/14/2016	1,234,822	-	1,234,822
EUR	2,606,000	USD	2,959,380	Standard Chartered Bank	11/14/2016	-	(26,467)	(26,467)
GBP	1,410,000	USD	1,829,593	BNP Paribas SA	11/14/2016	-	(576)	(576)
GBP	9,164,000	USD	12,142,508	Citibank, N.A.	11/14/2016	-	(255,190)	(255,190)
GBP	7,118,000	USD	9,354,934	Goldman Sachs Bank USA	11/14/2016	-	(121,637)	(121,637)
IDR	1,921,257,000	USD	144,174	UBS AG	11/10/2016	2,228	-	2,228
INR	105,553,400	USD	1,555,000	Goldman Sachs Bank USA	11/10/2016	20,183	-	20,183
INR	75,223,470	USD	1,109,000	HSBC Bank USA	11/10/2016	13,567	-	13,567
JPY	650,000,000	USD	6,407,704	Barclays Bank PLC Wholesale	11/14/2016	12,926	-	12,926
JPY	474,400,000	USD	4,655,874	HSBC Bank USA	11/14/2016	30,198	-	30,198
JPY	8,165,163,093	USD	80,195,174	JPMorgan Chase Bank, N.A.	11/14/2016	459,424	-	459,424
JPY	80,000,000	USD	787,824	UBS AG	12/21/2016	3,824	-	3,824
KRW	1,584,220,800	USD	1,416,000	Citibank, N.A.	11/10/2016	22,081	-	22,081
KRW	1,793,476,900	USD	1,604,000	JPMorgan Chase Bank, N.A.	11/10/2016	24,034	-	24,034
KRW	837,543,200	USD	753,593	Standard Chartered Bank London	11/10/2016	6,689	-	6,689
MXN	39,084,676	USD	2,152,738	Citibank, N.A.	10/20/2016	-	(140,749)	(140,749)
SEK	27,210,000	USD	3,212,528	Citibank, N.A.	11/14/2016	-	(34,334)	(34,334)
SGD	4,287,000	USD	3,194,248	Citibank, N.A.	11/10/2016	-	(49,845)	(49,845)
SGD	1,762,896	USD	1,295,000	Nomura Global Financial Products, Inc.	11/10/2016	-	(1,961)	(1,961)
TWD	11,787,600	USD	376,000	Citibank, N.A.	11/10/2016	428	-	428
TWD	27,036,240	USD	847,000	Deutsche Bank AG London	11/10/2016	16,381	-	16,381
TWD	48,889,750	USD	1,535,000	JPMorgan Chase Bank, N.A.	11/10/2016	26,256	-	26,256
USD	3,380,209	AUD	4,476,000	JPMorgan Chase Bank, N.A.	10/4/2016	-	(45,497)	(45,497)
USD	7,558,865	BRL	25,638,469	Bank of America, N.A.	10/4/2016	-	(324,679)	(324,679)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	8,158,478	BRL	31,300,000	Barclays Capital	10/4/2016	-	(1,465,925)	(1,465,925)
USD	1,417,041	BRL	4,600,000	Deutsche Bank AG London	10/4/2016	2,593	-	2,593
USD	4,752,630	BRL	18,300,000	JPMorgan Chase Bank, N.A.	10/4/2016	-	(874,417)	(874,417)
USD	10,305,293	BRL	33,400,000	Morgan Stanley Bank, N.A.	10/4/2016	35,164	-	35,164
USD	3,499,679	BRL	13,100,000	JPMorgan Chase Bank, N.A.	7/5/2017	-	(236,932)	(236,932)
USD	10,461,626	BRL	36,600,000	Morgan Stanley Bank, N.A.	7/5/2017	21,933	-	21,933
USD	16,663,762	CAD	21,511,000	Bank of America, N.A.	10/4/2016	267,417	-	267,417
USD	2,652,475	CAD	3,417,000	Goldman Sachs Bank USA	10/4/2016	47,933	-	47,933
USD	18,565,291	CAD	24,558,000	JPMorgan Chase Bank, N.A.	11/2/2016	-	(157,698)	(157,698)
USD	213,222	CHF	207,000	Citibank, N.A.	11/14/2016	-	(359)	(359)
USD	497,000	CNY	3,276,970	BNP Paribas SA	10/20/2016	5,946	-	5,946
USD	1,784,493	CNY	11,668,800	Citibank, N.A.	10/20/2016	35,922	-	35,922
USD	7,116,659	CNY	46,841,843	Standard Chartered Bank London	10/20/2016	97,402	-	97,402
USD	7,329,179	CNY	49,132,874	Bank of America, N.A.	10/24/2016	-	(32,060)	(32,060)
USD	141,736	CNY	950,257	Citibank, N.A.	10/24/2016	-	(634)	(634)
USD	489,000	CNY	3,279,332	Goldman Sachs Bank USA	10/24/2016	-	(2,320)	(2,320)
USD	7,618,540	CNY	50,822,221	HSBC Bank USA	10/24/2016	4,198	-	4,198
USD	754,977	CNY	5,190,086	Standard Chartered Bank London	1/6/2017	-	(20,569)	(20,569)
USD	1,133,000	CNY	7,821,666	Bank of America, N.A.	1/13/2017	-	(35,540)	(35,540)
USD	2,786,000	CNY	19,281,906	BNP Paribas SA	1/13/2017	-	(94,675)	(94,675)
USD	1,470,014	DKK	9,780,000	Bank of America, N.A.	10/3/2016	-	(5,567)	(5,567)
USD	8,848,399	DKK	58,565,000	BNP Paribas SA	10/3/2016	12,266	-	12,266
USD	1,730,818	DKK	11,555,000	Goldman Sachs Bank USA	10/3/2016	-	(12,570)	(12,570)
USD	11,500,304	DKK	76,395,000	HSBC Bank USA	10/3/2016	-	(25,972)	(25,972)
USD	3,720,910	DKK	24,714,600	JPMorgan Chase Bank, N.A.	10/3/2016	-	(7,962)	(7,962)
USD	7,240,298	DKK	47,900,000	Bank of America, N.A.	1/3/2017	-	(19,027)	(19,027)
USD	6,810,716	DKK	44,869,000	Bank of America, N.A.	4/3/2017	-	(19,209)	(19,209)
USD	1,943,578	DKK	12,920,000	HSBC Bank USA	4/3/2017	-	(23,095)	(23,095)
USD	4,651,969	DKK	30,630,000	Morgan Stanley Bank, N.A.	4/3/2017	-	(10,507)	(10,507)
USD	3,950,431	DKK	26,140,000	Bank of America, N.A.	7/3/2017	-	(46,632)	(46,632)
USD	1,622,714	DKK	10,550,000	BNP Paribas SA	7/3/2017	9,515	-	9,515
USD	10,169,823	DKK	67,020,000	JPMorgan Chase Bank, N.A.	7/3/2017	-	(78,195)	(78,195)
USD	1,625,827	DKK	10,740,000	Morgan Stanley Bank, N.A.	7/3/2017	-	(16,424)	(16,424)
USD	12,283,920	DKK	80,214,000	HSBC Bank USA	10/2/2017	-	(39,025)	(39,025)
USD	3,199,748	EUR	2,858,000	BNP Paribas SA	11/14/2016	-	(16,778)	(16,778)
USD	787,399	EUR	698,000	Citibank, N.A.	11/14/2016	1,837	-	1,837

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	1,023,042	EUR	909,000	Goldman Sachs Bank USA	11/14/2016	12	-	12
USD	1,201,054	EUR	1,067,000	JPMorgan Chase Bank, N.A.	11/14/2016	202	-	202
USD	1,793,864	EUR	1,600,000	UBS AG	12/21/2016	-	(9,990)	(9,990)
USD	531,234	GBP	409,000	BNP Paribas SA	11/14/2016	689	-	689
USD	2,346,690	GBP	1,794,000	Citibank, N.A.	11/14/2016	19,556	-	19,556
USD	2,712,308	GBP	2,083,000	Goldman Sachs Bank USA	11/14/2016	10,292	-	10,292
USD	3,556,838	GBP	2,740,000	JPMorgan Chase Bank, N.A.	11/14/2016	2,576	-	2,576
USD	1,886,426	GBP	1,422,000	Standard Chartered Bank	11/14/2016	41,843	-	41,843
USD	25,620,655	JPY	2,580,000,000	Citibank, N.A.	10/11/2016	171,083	-	171,083
USD	12,274,025	JPY	1,290,000,000	Credit Suisse International	10/17/2016	-	(453,947)	(453,947)
USD	12,007,871	JPY	1,280,000,000	JPMorgan Chase Bank, N.A.	10/24/2016	-	(625,125)	(625,125)
USD	12,276,724	JPY	1,280,000,000	JPMorgan Chase Bank, N.A.	10/31/2016	-	(359,963)	(359,963)
USD	3,360,296	JPY	347,300,000	Citibank, N.A.	11/14/2016	-	(70,296)	(70,296)
USD	3,557,072	JPY	362,700,000	Credit Suisse International	11/14/2016	-	(25,640)	(25,640)
USD	2,964,986	JPY	301,100,000	UBS AG	11/14/2016	-	(9,247)	(9,247)
USD	9,690,758	JPY	967,000,000	HSBC Bank USA	11/21/2016	136,242	-	136,242
USD	2,938,574	JPY	293,000,000	JPMorgan Chase Bank, N.A.	11/21/2016	43,565	-	43,565
USD	9,121,479	JPY	940,000,000	JPMorgan Chase Bank, N.A.	12/5/2016	-	(171,310)	(171,310)
USD	62,128,366	JPY	6,290,000,000	Goldman Sachs Bank USA	12/12/2016	-	(80,803)	(80,803)
USD	6,435,962	JPY	650,000,000	HSBC Bank USA	2/10/2017	-	(12,649)	(12,649)
USD	1,391,517	KRW	1,547,853,717	UBS AG	11/10/2016	-	(13,552)	(13,552)
USD	223,000	MXN	4,447,066	Goldman Sachs Bank USA	10/20/2016	-	(5,925)	(5,925)
USD	512,238	NOK	4,240,000	Goldman Sachs Bank USA	11/14/2016	-	(18,192)	(18,192)
USD	5,556,756	NZD	7,600,000	JPMorgan Chase Bank, N.A.	10/4/2016	22,814	-	22,814
USD	5,515,411	NZD	7,600,000	Standard Chartered Bank	11/2/2016	-	(11,918)	(11,918)
USD	1,149,375	SEK	9,715,000	Goldman Sachs Bank USA	11/14/2016	14,640	-	14,640
USD	890,634	SGD	1,193,339	Barclays Bank PLC Wholesale	11/10/2016	15,351	-	15,351
USD	11,390,784	SGD	15,277,661	HSBC Bank USA	11/10/2016	185,017	-	185,017
USD	100,966	SGD	135,254	UBS AG	11/10/2016	1,761	-	1,761
USD	5,764,083	TWD	183,586,040	UBS AG	11/10/2016	-	(98,594)	(98,594)
						$3,799,771	($6,852,132)	($3,052,361)

High Yield Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	2,322,428	USD	1,769,678	Citibank, N.A.	11/10/2016	$1,034	-	$1,034
EUR	53,586	USD	59,844	Citibank, N.A.	11/10/2016	454	-	454
USD	175,945	EUR	156,536	Citibank, N.A.	11/10/2016	-	($198)	(198)
						$1,488	($198)	$1,290

Investment Quality Bond Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
COP	736,050,000	USD	251,169	Goldman Sachs International	10/21/2016	$3,273	-	$3,273
COP	736,050,000	USD	254,381	State Street Bank and Trust Company	10/21/2016	61	-	61
EUR	130,000	USD	148,968	Bank of America, N.A.	3/15/2017	-	($1,829)	(1,829)
EUR	75,000	USD	83,250	Citibank, N.A.	3/15/2017	1,638	-	1,638
EUR	160,000	USD	183,459	UBS AG	3/15/2017	-	(2,365)	(2,365)
IDR	3,338,500,000	USD	255,237	Citibank, N.A.	10/21/2016	-	(83)	(83)
RUB	16,325,000	USD	254,998	Credit Suisse International	10/21/2016	3,980	-	3,980
RUB	16,325,000	USD	254,680	JPMorgan Chase Bank, N.A.	10/21/2016	4,299	-	4,299
USD	388,889	BRL	1,295,000	Goldman Sachs International	12/2/2016	-	(2,688)	(2,688)
USD	1,107,630	BRL	3,677,000	Morgan Stanley and Company International PLC	12/2/2016	-	(4,205)	(4,205)
USD	508,103	COP	1,472,100,000	Standard Chartered Bank	10/21/2016	-	(781)	(781)
USD	299,614	COP	895,100,000	State Street Bank and Trust Company	12/21/2016	-	(6,733)	(6,733)
USD	1,977,659	EUR	1,760,000	UBS AG	10/31/2016	-	(1,917)	(1,917)
USD	196,840	EUR	175,000	Bank of America, N.A.	12/21/2016	-	(457)	(457)
USD	392,401	EUR	365,000	Bank of America, N.A.	3/15/2017	-	(20,720)	(20,720)
USD	536,387	GBP	414,000	UBS AG	10/31/2016	-	(517)	(517)
USD	257,600	IDR	3,338,500,000	Citibank, N.A.	10/21/2016	2,446	-	2,446
USD	742,970	IDR	9,920,880,000	Standard Chartered Bank	12/21/2016	-	(8,308)	(8,308)
USD	2,028,496	JPY	210,000,000	Citibank, N.A.	1/11/2017	-	(52,029)	(52,029)
USD	838,857	RON	3,360,000	Citibank, N.A.	6/26/2017	-	(15,182)	(15,182)
USD	155,513	RON	610,000	BNP Paribas SA	8/28/2017	320	-	320
USD	259,061	RON	1,015,000	JPMorgan Chase Bank, N.A.	8/28/2017	830	-	830
USD	515,025	RUB	32,650,000	JPMorgan Chase Bank, N.A.	10/21/2016	-	(2,932)	(2,932)
USD	470,139	THB	16,429,000	Royal Bank of Scotland PLC	12/21/2016	-	(3,508)	(3,508)
USD	200,458	TRY	607,000	Royal Bank of Scotland PLC	12/21/2016	1,326	-	1,326
USD	297,409	ZAR	4,300,000	Goldman Sachs International	12/21/2016	-	(11,245)	(11,245)
ZAR	6,970,000	USD	512,421	Goldman Sachs International	10/21/2016	-	(6,131)	(6,131)
ZAR	4,300,000	USD	301,749	Goldman Sachs International	12/21/2016	6,906	-	6,906
						$25,079	($141,630)	($116,551)

Mutual Shares Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	29,987	USD	33,511	Bank of America, N.A.	11/4/2016	$223	-	$223
EUR	61,347	USD	68,697	Credit Suisse International	11/4/2016	317	-	317
EUR	253,135	USD	283,619	HSBC Bank PLC	11/4/2016	1,150	-	1,150
EUR	492,216	USD	553,468	State Street Bank and Trust Company	11/4/2016	259	-	259
EUR	116,346	USD	130,800	UBS AG	11/4/2016	86	-	86
GBP	23,287	USD	30,994	State Street Bank and Trust Company	10/24/2016	-	($798)	(798)
GBP	1,127,752	USD	1,538,417	Bank of America, N.A.	11/23/2016	-	(75,315)	(75,315)
GBP	162,323	USD	215,359	Credit Suisse International	11/23/2016	-	(4,767)	(4,767)
GBP	605,025	USD	825,729	HSBC Bank PLC	11/23/2016	-	(40,791)	(40,791)
GBP	1,041,242	USD	1,395,622	State Street Bank and Trust Company	11/23/2016	-	(44,754)	(44,754)
KRW	184,195,499	USD	165,336	Credit Suisse International	11/14/2016	1,864	-	1,864
KRW	325,407,942	USD	292,533	HSBC Bank PLC	11/14/2016	2,850	-	2,850
USD	99,786	EUR	89,317	Bank of America, N.A.	10/18/2016	-	(613)	(613)
USD	14,785,501	EUR	13,371,404	Credit Suisse International	10/18/2016	-	(244,981)	(244,981)
USD	419,648	EUR	373,798	HSBC Bank PLC	10/18/2016	-	(530)	(530)
USD	488,454	EUR	436,916	State Street Bank and Trust Company	10/18/2016	-	(2,672)	(2,672)
USD	93,046	EUR	82,614	UBS AG	10/18/2016	181	-	181
USD	1,267,643	EUR	1,116,020	Bank of America, N.A.	11/4/2016	12,156	-	12,156
USD	311,782	EUR	280,064	Credit Suisse International	11/4/2016	-	(3,284)	(3,284)
USD	2,194,238	EUR	1,933,025	HSBC Bank PLC	11/4/2016	19,643	-	19,643
USD	771,683	EUR	689,964	State Street Bank and Trust Company	11/4/2016	-	(4,504)	(4,504)
USD	199,365	GBP	153,221	Credit Suisse International	10/24/2016	683	-	683
USD	271,878	GBP	208,243	HSBC Bank PLC	10/24/2016	1,849	-	1,849
USD	160,212	GBP	123,097	State Street Bank and Trust Company	10/24/2016	592	-	592
USD	273,156	GBP	203,757	Bank of America, N.A.	11/23/2016	8,809	-	8,809
USD	284,260	GBP	215,169	Credit Suisse International	11/23/2016	5,108	-	5,108
USD	34,656,266	GBP	23,744,774	HSBC Bank PLC	11/23/2016	3,850,710	-	3,850,710
USD	779,407	GBP	563,653	State Street Bank and Trust Company	11/23/2016	48,145	-	48,145
USD	718,581	KRW	807,038,739	Bank of America, N.A.	10/14/2016	-	(14,147)	(14,147)
USD	1,078,578	KRW	1,211,699,641	Credit Suisse International	10/14/2016	-	(21,552)	(21,552)
USD	1,937,133	KRW	2,174,838,117	HSBC Bank PLC	10/14/2016	-	(37,452)	(37,452)
USD	45,311	KRW	49,842,201	UBS AG	10/14/2016	58	-	58
USD	533,714	KRW	616,251,811	Bank of America, N.A.	11/14/2016	-	(25,676)	(25,676)
USD	950,388	KRW	1,080,524,452	Credit Suisse International	11/14/2016	-	(30,435)	(30,435)
USD	2,200,915	KRW	2,510,014,681	HSBC Bank PLC	11/14/2016	-	(77,495)	(77,495)
						$3,954,683	($629,766)	$3,324,917

New Income Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, maintain diversity of the portfolio and as a substitute for securities purchased.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	3,437,540	JPY	350,000,000	Westpac Banking Corporation	11/28/2016	-	($21,601)	($21,601)
USD	2,001,608	MXN	37,355,000	Bank of America, N.A.	10/27/2016	$80,230	-	80,230
USD	825,417	MXN	15,640,000	BNP Paribas SA	10/27/2016	20,964	-	20,964
USD	3,846,644	MXN	72,490,000	Royal Bank of Scotland PLC	10/27/2016	118,076	-	118,076
USD	1,402,975	ZAR	19,450,000	HSBC Bank USA	12/28/2016	8,821	-	8,821
						$228,091	($21,601)	$206,490

Strategic Income Opportunities Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to enhance potential gain/income.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	7,980,000	CAD	7,872,908	Royal Bank of Canada	12/21/2016	$92,496	-	$92,496
AUD	8,300,000	NZD	8,878,228	Citibank, N.A.	12/21/2016	-	($103,945)	(103,945)
AUD	12,410,000	NZD	13,237,685	Goldman Sachs Bank USA	12/21/2016	-	(128,651)	(128,651)
AUD	13,905,000	NZD	14,736,287	HSBC Bank USA	12/21/2016	-	(74,379)	(74,379)
AUD	4,130,000	USD	3,146,110	Australia and New Zealand Banking Group	12/21/2016	9,277	-	9,277
AUD	7,845,000	USD	5,934,084	State Street Bank and Trust Company	12/21/2016	59,624	-	59,624
AUD	4,115,000	USD	3,085,448	U.S. Bank	12/21/2016	58,479	-	58,479
CAD	15,581,362	AUD	15,505,000	Goldman Sachs Bank USA	12/21/2016	37,212	-	37,212
CAD	11,951,802	AUD	12,015,000	Royal Bank of Canada	12/21/2016	-	(64,491)	(64,491)
CAD	6,018,203	EUR	4,135,000	Citibank, N.A.	12/21/2016	-	(71,991)	(71,991)
CAD	7,781,828	EUR	5,260,000	Goldman Sachs Bank USA	12/21/2016	4,720	-	4,720
CAD	11,781,755	EUR	7,960,000	Standard Chartered Bank	12/21/2016	11,302	-	11,302
CAD	10,520,420	USD	8,040,000	Bank of Nova Scotia	12/21/2016	-	(16,495)	(16,495)
CAD	8,627,343	USD	6,532,184	Citibank, N.A.	12/21/2016	47,547	-	47,547
CAD	101,787,011	USD	77,515,578	Royal Bank of Canada	12/21/2016	113,319	-	113,319
CAD	42,534,463	USD	32,369,470	Toronto Dominion Bank	12/21/2016	69,869	-	69,869
EUR	4,135,000	CAD	5,992,277	Citibank, N.A.	12/21/2016	91,764	-	91,764
EUR	5,260,000	CAD	7,804,130	Goldman Sachs Bank USA	12/21/2016	-	(21,730)	(21,730)
EUR	7,960,000	CAD	11,815,506	Standard Chartered Bank	12/21/2016	-	(37,042)	(37,042)
GBP	22,800,000	USD	30,365,492	HSBC Bank USA	12/21/2016	-	(765,533)	(765,533)
GBP	4,125,000	USD	5,509,350	Standard Chartered Bank	12/21/2016	-	(154,094)	(154,094)
GBP	5,195,000	USD	6,763,970	State Street Bank and Trust Company	12/21/2016	-	(19,594)	(19,594)
GBP	12,770,000	USD	16,981,238	U.S. Bank	12/21/2016	-	(402,665)	(402,665)
GBP	4,235,000	USD	5,650,104	UBS AG	12/21/2016	-	(152,042)	(152,042)
JPY	451,940,445	EUR	4,015,000	Standard Chartered Bank	12/21/2016	-	(54,322)	(54,322)
MXN	69,095,752	USD	3,550,000	State Street Bank and Trust Company	12/21/2016	-	(17,087)	(17,087)
NOK	16,278,750	USD	2,014,205	Goldman Sachs Bank USA	12/21/2016	22,450	-	22,450
NZD	6,864,910	AUD	6,500,000	Citibank, N.A.	12/21/2016	17,577	-	17,577
NZD	8,802,318	AUD	8,265,000	State Street Bank and Trust Company	12/21/2016	75,579	-	75,579
NZD	8,290,000	USD	5,925,070	Australia and New Zealand Banking Group	12/21/2016	93,177	-	93,177
NZD	16,240,000	USD	11,837,513	Citibank, N.A.	12/21/2016	-	(47,845)	(47,845)
NZD	16,090,000	USD	11,716,928	Goldman Sachs Bank USA	12/21/2016	-	(36,156)	(36,156)
NZD	8,235,000	USD	6,051,737	HSBC Bank USA	12/21/2016	-	(73,418)	(73,418)
NZD	3,900,000	USD	2,777,853	Standard Chartered Bank	12/21/2016	53,409	-	53,409
NZD	2,724,414	USD	1,967,197	State Street Bank and Trust Company	12/21/2016	10,631	-	10,631
NZD	4,115,000	USD	2,994,156	U.S. Bank	12/21/2016	-	(6,812)	(6,812)
SGD	8,523,886	USD	6,270,000	Royal Bank of Canada	12/21/2016	-	(17,471)	(17,471)
SGD	1,900,906	USD	1,400,000	State Street Bank and Trust Company	12/21/2016	-	(5,628)	(5,628)
SGD	8,995,295	USD	6,650,000	UBS AG	12/21/2016	-	(51,677)	(51,677)
USD	34,479,072	AUD	46,110,471	Australia and New Zealand Banking Group	12/21/2016	-	(750,076)	(750,076)
USD	3,083,747	AUD	4,130,000	Citibank, N.A.	12/21/2016	-	(71,640)	(71,640)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	12,618,763	AUD	16,575,000	Goldman Sachs Bank USA	12/21/2016	-	(44,806)	(44,806)
USD	2,829,344	AUD	3,715,000	State Street Bank and Trust Company	12/21/2016	-	(8,976)	(8,976)
USD	3,103,862	AUD	4,115,000	U.S. Bank	12/21/2016	-	(40,065)	(40,065)
USD	4,135,000	CAD	5,437,174	Bank of Montreal	12/21/2016	-	(11,716)	(11,716)
USD	8,305,000	CAD	10,849,237	Bank of Nova Scotia	12/21/2016	30,719	-	30,719
USD	23,005,000	CAD	30,011,310	Citibank, N.A.	12/21/2016	116,570	-	116,570
USD	89,585,844	CAD	117,493,145	Royal Bank of Canada	12/21/2016	-	(21,497)	(21,497)
USD	727,325	CAD	950,000	State Street Bank and Trust Company	12/21/2016	2,798	-	2,798
USD	7,980,000	CAD	10,407,676	Toronto Dominion Bank	12/21/2016	42,480	-	42,480
USD	977,242	EUR	877,146	JPMorgan Chase Bank, N.A.	12/21/2016	-	(11,660)	(11,660)
USD	32,947,223	GBP	24,956,293	HSBC Bank USA	12/21/2016	547,872	-	547,872
USD	5,417,445	GBP	4,125,000	Standard Chartered Bank	12/21/2016	62,189	-	62,189
USD	1,528,099	GBP	1,165,000	State Street Bank and Trust Company	12/21/2016	15,645	-	15,645
USD	22,131,171	GBP	16,801,363	U.S. Bank	12/21/2016	318,906	-	318,906
USD	5,646,695	GBP	4,235,000	UBS AG	12/21/2016	148,632	-	148,632
USD	2,600,000	MXN	48,002,760	Goldman Sachs Bank USA	12/21/2016	145,586	-	145,586
USD	1,450,000	MXN	28,391,362	Royal Bank of Canada	12/21/2016	-	(1,670)	(1,670)
USD	13,175,158	MXN	253,057,068	State Street Bank and Trust Company	12/21/2016	236,176	-	236,176
USD	11,547,980	NOK	98,718,774	Goldman Sachs Bank USA	12/21/2016	-	(802,853)	(802,853)
USD	7,454,344	NZD	10,380,000	Citibank, N.A.	12/21/2016	-	(81,169)	(81,169)
USD	1,502,092	NZD	2,075,000	Goldman Sachs Bank USA	12/21/2016	-	(4,284)	(4,284)
USD	1,494,085	NZD	2,070,000	HSBC Bank USA	12/21/2016	-	(8,662)	(8,662)
USD	5,809,080	NZD	8,260,000	Standard Chartered Bank	12/21/2016	-	(187,388)	(187,388)
USD	43,717,663	NZD	61,756,010	State Street Bank and Trust Company	12/21/2016	-	(1,115,019)	(1,115,019)
USD	8,939,285	NZD	12,420,000	U.S. Bank	12/21/2016	-	(77,195)	(77,195)
USD	11,727,501	SEK	100,469,504	Citibank, N.A.	12/21/2016	-	(30,385)	(30,385)
USD	38,253,472	SGD	51,796,892	HSBC Bank USA	12/21/2016	258,881	-	258,881
USD	1,645,000	SGD	2,225,932	State Street Bank and Trust Company	12/21/2016	12,211	-	12,211
						$2,807,097	($5,592,129)	($2,785,032)

Utilities Trust
The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	1,943,872	USD	2,184,879	Goldman Sachs International	12/9/2016	$5,260	-	$5,260
USD	5,335,505	CAD	7,036,731	Merrill Lynch International	12/9/2016	-	($30,638)	(30,638)
USD	743,754	EUR	670,284	Merrill Lynch International	10/21/2016	-	(9,802)	(9,802)
USD	669,070	EUR	603,201	Morgan Stanley Capital Services, Inc.	10/21/2016	-	(9,069)	(9,069)
USD	157,602	EUR	139,919	Barclays Bank PLC Wholesale	12/9/2016	-	(43)	(43)
USD	351,580	EUR	312,427	BNP Paribas SA	12/9/2016	-	(428)	(428)
USD	135,378	EUR	120,287	Citibank, N.A.	12/9/2016	-	(148)	(148)
USD	21,793,639	EUR	19,304,781	JPMorgan Chase Bank, N.A.	12/9/2016	43,154	-	43,154
USD	98,843	EUR	87,857	Morgan Stanley Capital Services, Inc.	12/9/2016	-	(144)	(144)
USD	3,291,458	EUR	2,916,149	UBS AG	12/9/2016	5,864	-	5,864
USD	4,682,514	EUR	4,160,182	Deutsche Bank AG London	12/15/2016	-	(6,214)	(6,214)
USD	152,436	GBP	117,400	Barclays Bank PLC Wholesale	12/9/2016	78	-	78
USD	6,472,566	GBP	4,972,490	Merrill Lynch International	12/9/2016	19,428	-	19,428
						$73,784	($56,486)	$17,298

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	RON	Romanian Leu
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
COP	Colombian Peso	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	Pound Sterling	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	New Taiwan Dollar
INR	Indian Rupee	USD	U.S. Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	Korean Won

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

The following table details how the portfolios used purchased options during the period ended September 30, 2016.

Portfolio	Reason for purchasing options
Global Bond Trust	To manage duration of the portfolio, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio
Investment Quality Bond Trust	To manage against anticipated currency exchange rate changes
Strategic Income Opportunities Trust	To manage against anticipated currency exchange rate changes

The following tables summarize the portfolios’ written options activities during the period ended September 30, 2016. In addition, the tables detail how the portfolios used written option contracts held during the period ended September 30, 2016.

Capital Appreciation Value Trust	Number of contracts	Premiums received
Outstanding, beginning of period	3,499	$1,008,046
Options written	6,610	1,500,856
Option closed	(1,044)	(399,746)
Options exercised	(498)	(129,181)
Options expired	(996)	(202,942)
Outstanding, end of period	7,571	$1,777,033

Global Bond Trust	AUD Notional amount	CHF Notional amount	EUR Notional amount	GBP Notional amount	JPY Notional amount	USD Notional amount	Premiums received
Outstanding, beginning of period	—	—	19,000,000	34,400,000	—	40,190,000	$775,585
Options written	20,780,000	12,676,000	86,180,000	17,167,000	1,040,000,000	137,474,078	2,256,523
Option closed	(3,590,000)	(6,200,000)	(46,200,000)	(8,300,000)	—	(72,786,000)	(1,131,037)
Options exercised	—	(6,476,000)	—	(14,700,000)	—	(28,700,000)	(404,827)
Options expired	(17,190,000)	—	(43,166,000)	(25,467,000)	—	(41,906,078)	(1,027,663)
Outstanding, end of period	—	—	15,814,000	3,100,000	1,040,000,000	34,272,000	$468,581

Health Securities Trust	Number of contracts	Premiums received
Outstanding, beginning of period	230	$97,421
Options written	437	304,870
Option closed	(112)	(16,469)
Options exercised	(270)	(151,658)
Options expired	(129)	(116,604)
Outstanding, end of period	156	$117,560

Options on Securities

Capital Appreciation Value Trust
The portfolio used written options to manage against changes in securities market and to gain exposure to certain securities.
Counterparty	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls (OTC)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class A	$900.00	Jan 2017	10	$20,257	($5,319)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class A	800.00	Jan 2017	3	9,804	(11,625)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class C	800.00	Jan 2017	18	27,315	(43,021)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class C	820.00	Jan 2017	5	9,232	(8,126)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class C	840.00	Jan 2017	5	7,051	(5,076)
Morgan Stanley Company, Inc.	Alphabet, Inc., Class C	795.00	Jan 2017	13	35,387	(33,935)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class C	920.00	Jan 2018	7	18,644	(20,725)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class C	940.00	Jan 2018	6	13,504	(14,767)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class C	880.00	Jan 2018	7	26,593	(28,647)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class C	900.00	Jan 2018	7	23,579	(24,502)
Citigroup Global Markets, Inc.	Altria Group, Inc.	65.00	Jan 2017	157	25,972	(20,096)
Citigroup Global Markets, Inc.	Altria Group, Inc.	67.50	Jan 2017	157	16,414	(8,479)
Citigroup Global Markets, Inc.	American Tower Corp.	115.00	Jan 2017	54	13,307	(21,330)
Citigroup Global Markets, Inc.	American Tower Corp.	105.00	Jan 2017	19	5,833	(20,010)
Citigroup Global Markets, Inc.	American Tower Corp.	110.00	Jan 2017	37	12,255	(25,160)
Citigroup Global Markets, Inc.	Apple, Inc.	105.00	Jan 2017	77	18,558	(79,696)
Citigroup Global Markets, Inc.	Apple, Inc.	110.00	Jan 2017	77	11,520	(53,900)
Citigroup Global Markets, Inc.	Apple, Inc.	115.00	Jan 2017	222	40,229	(97,680)
Deutsche Bank Securities, Inc.	AutoZone, Inc.	840.00	Jan 2017	5	8,666	(3,725)
Citigroup Global Markets, Inc.	Comcast Corp., Class A	62.50	Jan 2017	298	100,628	(151,232)
Citigroup Global Markets, Inc.	Comcast Corp., Class A	65.00	Jan 2017	411	92,616	(137,685)
RBC Capital Markets	Comcast Corp., Class A	72.50	Jan 2017	272	27,190	(11,977)
RBC Capital Markets	Comcast Corp., Class A	70.00	Jan 2017	72	10,968	(7,129)
Citigroup Global Markets, Inc.	CVS Health Corp.	115.00	Jan 2017	35	7,980	(53)
J.P. Morgan Clearing Corp.	CVS Health Corp.	105.00	Jan 2017	62	21,453	(592)
J.P. Morgan Clearing Corp.	CVS Health Corp.	110.00	Jan 2017	106	21,551	(264)
J.P. Morgan Clearing Corp.	CVS Health Corp.	100.00	Jan 2017	42	25,415	(1,449)
Citigroup Global Markets, Inc.	Danaher Corp.	95.00	Jan 2017	99	33,405	(32)
Citigroup Global Markets, Inc.	Danaher Corp.	92.50	Jan 2017	99	43,197	(81)
Deutsche Bank Securities, Inc.	Danaher Corp.	105.00	Jan 2017	124	35,988	(3)
Deutsche Bank Securities, Inc.	Danaher Corp.	115.00	Jan 2017	32	6,080	0
Deutsche Bank Securities, Inc.	Danaher Corp.	100.00	Jan 2017	45	13,096	(3)
Deutsche Bank Securities, Inc.	Danaher Corp.	87.50	Jan 2017	93	12,974	(716)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	82.50	Jan 2017	26	4,317	(621)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	80.00	Jan 2017	26	5,828	(1,326)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	85.00	Jan 2017	124	21,746	(1,244)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	90.00	Jan 2017	96	11,673	(231)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	87.50	Jan 2017	47	9,868	(212)
Citigroup Global Markets, Inc.	LyondellBasell Industries NV, Class A	87.50	Jan 2017	175	42,340	(32,375)
Citigroup Global Markets, Inc.	LyondellBasell Industries NV, Class A	90.00	Jan 2017	68	17,986	(8,840)
Citigroup Global Markets, Inc.	LyondellBasell Industries NV, Class A	92.50	Jan 2017	69	14,068	(6,300)
Deutsche Bank Securities, Inc.	Microsoft Corp.	62.50	Jan 2017	165	25,575	(9,736)
Deutsche Bank Securities, Inc.	Microsoft Corp.	65.00	Jan 2017	171	26,505	(3,934)
Deutsche Bank Securities, Inc.	Microsoft Corp.	62.50	Jan 2017	171	36,252	(10,090)
Deutsche Bank Securities, Inc.	Microsoft Corp.	57.50	Jan 2017	321	45,026	(78,324)
Deutsche Bank Securities, Inc.	Microsoft Corp.	60.00	Jan 2017	57	8,751	(7,467)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	105.00	Jan 2017	93	28,240	(50,685)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	100.00	Jan 2017	42	16,044	(40,215)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	110.00	Jan 2017	148	23,472	(35,076)
J.P. Morgan Clearing Corp.	Pfizer, Inc.	35.00	Jan 2017	467	48,598	(29,888)
RBC Capital Markets	Pfizer, Inc.	36.00	Jan 2017	236	26,998	(8,024)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	110.00	Jan 2017	30	3,879	(495)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	97.50	Jan 2017	142	21,225	(45,085)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	95.00	Jan 2017	142	31,979	(66,385)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	92.50	Jan 2017	76	21,994	(49,021)
Citigroup Global Markets, Inc.	Texas Instruments, Inc.	60.00	Jan 2017	66	13,761	(70,346)
Citigroup Global Markets, Inc.	Texas Instruments, Inc.	55.00	Jan 2017	66	22,818	(101,259)
Citigroup Global Markets, Inc.	Texas Instruments, Inc.	72.50	Jan 2017	27	5,830	(5,319)
Deutsche Bank Securities, Inc.	The Bank of New York Mellon Corp.	45.00	Jan 2017	304	77,378	(10,799)
Deutsche Bank Securities, Inc.	The Bank of New York Mellon Corp.	47.00	Jan 2017	210	50,820	(4,932)
Deutsche Bank Securities, Inc.	The Boeing Company	170.00	Jan 2017	20	9,244	(80)
Deutsche Bank Securities, Inc.	The Boeing Company	160.00	Jan 2017	20	15,106	(135)
Deutsche Bank Securities, Inc.	The Boeing Company	165.00	Jan 2017	30	17,671	(151)
Deutsche Bank Securities, Inc.	The Boeing Company	160.00	Jan 2017	9	6,590	(61)
Deutsche Bank Securities, Inc.	The Boeing Company	170.00	Jan 2017	10	4,465	(40)
Citigroup Global Markets, Inc.	Thermo Fisher Scientific, Inc.	170.00	Jan 2017	25	6,050	(5,250)
Citigroup Global Markets, Inc.	Thermo Fisher Scientific, Inc.	165.00	Jan 2017	26	10,062	(9,619)
Citigroup Global Markets, Inc.	Thermo Fisher Scientific, Inc.	170.00	Jan 2017	74	18,243	(15,540)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	160.00	Jan 2017	22	9,482	(13,420)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	165.00	Jan 2017	35	10,761	(12,948)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	155.00	Jan 2017	13	6,621	(11,911)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	145.00	Jan 2017	66	19,370	(23,265)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	145.00	Jan 2017	16	4,680	(5,640)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	140.00	Jan 2017	82	26,457	(48,585)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	140.00	Jan 2017	16	5,992	(9,480)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	155.00	Jan 2017	9	2,058	(860)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	85.00	Jan 2017	177	36,334	(41,684)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	87.50	Jan 2017	137	27,355	(19,454)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	90.00	Jan 2017	18	2,873	(1,431)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	95.00	Jan 2018	36	12,042	(13,770)
Morgan Stanley Company, Inc.	Zoetis, Inc.	55.00	Jan 2017	77	13,361	(8,470)
Calls (Exchange-traded)
	Danaher Corp.	110.00	Jan 2017	79	16,390	(1)
	Microsoft Corp.	65.00	Jan 2017	333	36,194	(7,660)
				7,571	$1,777,033	($1,764,719)

Health Sciences Trust
The portfolio used written options to manage against changes in securities market and to gain exposure to certain securities.
	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
	Calls (Exchange-traded)
	Allergan PLC	$270.00	Jan 2017	25	$37,429	($6,375)
	Intuitive Surgical, Inc.	700.00	Oct 2016	2	4,615	(6,870)
	Neurocrine Biosciences, Inc.	50.00	Nov 2016	34	21,308	(11,900)
	Neurocrine Biosciences, Inc.	55.00	Nov 2016	85	48,238	(12,325)
	Spark Therapeutics, Inc.	60.00	Dec 2016	10	5,970	(6,450)
				156	$117,560	($43,920)

Foreign Currency Options (OTC)

Global Bond Trust
The portfolio used written options to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies.

Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
British Pound versus U.S. Dollar	Standard Chartered Bank	$1.35	Oct 2016	GBP	3,100,000	$43,205	($24)
Euro versus Australian Dollar	Citibank N.A.	1.53	Jan 2017	EUR	1,157,000	9,160	(9,160)
Euro versus Australian Dollar	Goldman Sachs Bank USA	1.53	Dec 2016	EUR	1,200,000	8,041	(9,079)
Euro versus Australian Dollar	Morgan Stanley Capital Services, Inc.	1.53	Dec 2016	EUR	1,700,000	11,929	(11,756)
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	1,300,000	69,226	(7,565)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	3.50	Nov 2016	USD	4,500,000	56,250	(45,896)
U.S. Dollar versus Brazilian Real	Morgan Stanley Capital Services, Inc.	3.50	Nov 2016	USD	3,200,000	42,080	(32,637)
U.S. Dollar versus Japanese Yen	Citibank N.A.	106.55	Oct 2016	USD	6,196,000	14,272	(403)
U.S. Dollar versus Japanese Yen	HSBC Bank USA	106.50	Nov 2016	USD	6,300,000	12,600	(13,387)
U.S. Dollar versus Japanese Yen	Standard Chartered Bank	106.05	Oct 2016	USD	3,476,000	7,508	(553)
						$274,271	($130,460)
Puts
Euro versus Australian Dollar	Citibank N.A.	$1.42	Jan 2017	EUR	1,157,000	$9,075	($9,075)
Euro versus Australian Dollar	Goldman Sachs Bank USA	1.44	Dec 2016	EUR	1,200,000	9,141	(9,100)
Euro versus Australian Dollar	Morgan Stanley Capital Services, Inc.	1.44	Dec 2016	EUR	1,700,000	12,741	(14,508)
U.S. Dollar versus Chinese Yuan	JPMorgan Chase Bank	6.60	Sep 2017	USD	3,600,000	32,940	(39,884)
U.S. Dollar versus Korean Won	Nomura Global Financial Products, Inc.	1,145.00	Jan 2017	USD	1,500,000	38,175	(77,043)
U.S. Dollar versus Korean Won	UBS AG	1,145.00	Jan 2017	USD	2,200,000	49,258	(111,478)
						$151,330	($261,088)

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust
The portfolio used interest rate swaptions to manage duration of the portfolio, manage against anticipated interest rate changes and to maintain diversity of the portfolio.
Name of Issuer	Counterparty	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount	Premium	Value
Puts
2-Year Interest Rate Swap	JPMorgan Chase Bank	6-Month JPY LIBOR	Receive	0.00%	Mar 2017	JPY	1,040,000,000	$10,985	($2,790)
								$10,985	($2,790)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

Global Bond Trust
The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.
Description	Counterparty	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Capital	ITRAXX.O	Sell	0.60%	Oct 2016	EUR	7,700,000	$6,195	($1,483)
								$6,195	($1,483)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

Global Bond Trust
The portfolio used inflation floors to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.
Description	Counterparty	Initial index	Exercise index	Expiration date		Notional amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Sep 2020	USD	2,000,000	$25,800	($160)
							$25,800	($160)

Swaps. Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at September 30, 2016. In addition, the tables detail how the portfolios used interest rate swap contracts during the period ended September 30, 2016.

Global Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration of the portfolio and to gain exposure to treasuries markets.

Centrally Cleared Swaps	Notional amount	Currency	USD notional amount	Payments made by portfolio	Payments received by portfolio	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	11,600,000,000	JPY	$96,661,387	JPY-LIBOR-BBA	Fixed 0.150%	Mar 2018	$28,191	$354,247	$382,438
	34,900,000	USD	34,900,000	Fixed 1.250%	USD-LIBOR-BBA	Jun 2018	(170,986)	(93,568)	(264,554)
	9,100,000	USD	9,100,000	Fixed 1.250%	USD-LIBOR-BBA	Dec 2018	(48,997)	12,664	(36,333)
	5,400,000	USD	5,400,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	20,225	(240,969)	(220,744)
	46,900,000	USD	46,900,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2021	(1,667,444)	(378,573)	(2,046,017)
	1,800,000	MXN	104,184	Fixed 5.610%	MXN-TIIE-Banxico	Jul 2021	(1,304)	3,055	1,751
	24,600,000	EUR	27,590,136	EUR-EURIBOR-Reuters	Fixed 0.000%	Mar 2022	74,494	79,247	153,741
	9,400,000	USD	9,400,000	Fixed 2.300%	USD-LIBOR-BBA	Jan 2023	(33,547)	(588,092)	(621,639)
	35,700,000	USD	35,700,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2023	(1,254,719)	(609,538)	(1,864,257)
	62,000,000	USD	62,000,000	Fixed 1.750%	USD-LIBOR-BBA	Dec 2023	(1,304,200)	(465,726)	(1,769,926)
	21,900,000	USD	21,900,000	Fixed 1.750%	USD-LIBOR-BBA	Dec 2023	(482,816)	(109,964)	(592,780)
	400,000	BRL	90,555	Fixed 12.800%	BRL-CDI	Jan 2025	89	4,748	4,837
	1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.020%	Jan 2025	-	9,212	9,212
	1,600,000	SEK	195,466	SEK-STIBOR-SIDE	Fixed 1.030%	Jan 2025	-	10,758	10,758
	1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.030%	Jan 2025	-	9,310	9,310
	1,700,000	SEK	207,683	SEK-STIBOR-SIDE	Fixed 1.010%	Jan 2025	-	11,009	11,009
	4,000,000	SEK	485,971	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	-	28,911	28,911
	3,400,000	SEK	413,075	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	-	24,396	24,396
	2,500,000	AUD	1,816,500	Fixed 3.500%	AUD-BBR-BBSW	Dec 2025	(59,561)	(173,035)	(232,596)
	1,710,000,000	JPY	16,954,809	JPY-LIBOR-BBA	Fixed 0.300%	Mar 2026	407,473	39,580	447,053
	21,100,000	CAD	15,739,549	Fixed 2.200%	CAD-BA-CDOR	Jun 2026	(1,042,182)	(477,238)	(1,519,420)
	230,000,000	JPY	2,268,124	JPY-LIBOR-BBA	Fixed 0.000%	Sep 2026	(10,326)	(5)	(10,331)
	52,110,000	USD	52,110,000	Fixed 1.750%	USD-LIBOR-BBA	Dec 2026	(1,138,917)	(195,208)	(1,334,125)
	2,600,000	USD	2,600,000	USD-LIBOR-BBA	Fixed 1.750%	Dec 2026	72,800	(13,484)	59,316
	24,500,000	EUR	27,548,183	EUR-EURIBOR-Reuters	Fixed 0.050%	Mar 2027	176,216	273,291	449,507
	8,800,000	GBP	11,467,726	Fixed 0.750%	GBP-LIBOR-BBA	Mar 2027	195,448	(108,999)	86,449
	1,740,000,000	JPY	16,787,197	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	274,805	3,312,406	3,587,211
	2,400,000	USD	2,400,000	USD-LIBOR-BBA	Fixed 2.500%	Jun 2036	91,696	241,152	332,848
	12,900,000	USD	12,900,000	Fixed 2.098%	USD-LIBOR-BBA	Jul 2041	243	(38,266)	(38,023)
	2,400,000	EUR	2,709,960	Fixed 2.307%	EUR-EURIBOR-Reuters	Oct 2044	(303,375)	(307,967)	(611,342)
	10,000,000	JPY	85,255	JPY-LIBOR-BBA	Fixed 1.500%	Dec 2044	(3,428)	(25,716)	(29,144)
	1,180,000,000	JPY	11,005,040	Fixed 1.507%	JPY-LIBOR-BBA	Dec 2045	(2,872,693)	(661,310)	(3,534,003)
	700,000	GBP	918,995	Fixed 1.050%	GBP-LIBOR-BBA	Sep 2046	(5,045)	80	(4,965)
	500,000	GBP	653,650	Fixed 1.020%	GBP-LIBOR-BBA	Oct 2046	-	1,989	1,989
	6,500,000	USD	6,500,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2046	(604,182)	(69,712)	(673,894)
	14,600,000	EUR	16,238,817	Fixed 1.250%	EUR-EURIBOR-Reuters	Mar 2047	(1,631,715)	(513,687)	(2,145,402)
	1,900,000	GBP	2,574,725	Fixed 1.750%	GBP-LIBOR-BBA	Mar 2047	(320,195)	(149,957)	(470,152)
	4,300,000	GBP	5,615,452	Fixed 1.500%	GBP-LIBOR-BBA	Mar 2047	(692,017)	1,499	(690,518)
			$560,284,505				($12,305,969)	($803,460)	($13,109,429)

Investment Quality Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes and manage duration of the portfolio.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by portfolio	Payments received by portfolio	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	30,585,000	INR	$458,262	INR-FBIL-MIBOR-OIS- COMPOUND	Fixed 6.260%	Sep 2021	-	($755)	($755)
JPMorgan Chase Bank	5,100,000	USD	5,100,000	Fixed 4.318%	USD-LIBOR-BBA	Dec 2028	-	(1,685,173)	(1,685,173)
JPMorgan Chase Bank	2,100,000	USD	2,100,000	Fixed 3.425%	USD-LIBOR-BBA	Jun 2039	-	(719,830)	(719,830)
Centrally Cleared Swaps
	6,146,000	USD	6,146,000	Fixed 1.000%	USD-Federal Funds-H.15-OIS-COMPOUND	Sep 2026	$8,632	29,645	38,277
			$13,804,262				$8,632	($2,376,113)	($2,367,481)

The following are abbreviations for the table above:
BBA	The British Bankers’ Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
FBIL	The Board of Financial Benchmarks India Pvt, Ltd.
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following tables summarize the CDS contracts held at September 30, 2016. In addition, the tables detail how the portfolios used CDS contracts as a buyer of protection during the period ended September 30, 2016.

Global Bond Trust
The portfolio used credit default swaps to manage against potential credit events and to gain exposure to securities or a credit index.
Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America, N.A.	Computer Sciences Corp.	2,050,000	USD	$2,050,000	(0.970)%	Mar 2018	-	($25,977)	($25,977)
Bank of America, N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	(72,740)	(72,740)
Bank of America, N.A.	Veolia Environnement SA	100,000	EUR	112,945	(1.000)%	Dec 2020	($563)	(2,271)	(2,834)
Bank of America, N.A.	Reynolds American, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(5,036)	(715)	(5,751)
Bank of America, N.A.	ING Bank NV	400,000	EUR	448,220	(1.000)%	Dec 2021	11,819	3,540	15,359
Bank of America, N.A.	Intesa Sanpaolo SpA	1,200,000	USD	1,200,000	(1.000)%	Mar 2026	186,567	57,481	244,048
Barclays Capital	Springleaf Finance Corp.	1,400,000	USD	1,400,000	(5.000)%	Jun 2020	(114,521)	28,833	(85,688)
Barclays Capital	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(12,926)	(1,451)	(14,377)
Barclays Capital	UnitedHealth Group, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(11,587)	(219)	(11,806)
Barclays Capital	Altria Group, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(11,907)	(976)	(12,883)
Barclays Capital	British American Tobacco PLC	100,000	EUR	109,365	(1.000)%	Dec 2020	(1,970)	(765)	(2,735)
Barclays Capital	Koninklijke DSM NV	300,000	EUR	328,095	(1.000)%	Dec 2020	(5,910)	(4,699)	(10,609)
Barclays Capital	Bayer AG	200,000	EUR	218,730	(1.000)%	Dec 2020	(3,940)	(314)	(4,254)
Barclays Capital	BASF SE	200,000	EUR	220,240	(1.000)%	Dec 2020	(3,594)	(2,486)	(6,080)
BNP Paribas SA	Veolia Environnement SA	100,000	EUR	112,945	(1.000)%	Dec 2020	(516)	(2,318)	(2,834)
BNP Paribas SA	TeliaSonera AB	300,000	EUR	338,835	(1.000)%	Dec 2020	(2,255)	(6,030)	(8,285)
BNP Paribas SA	Koninklijke DSM NV	200,000	EUR	219,230	(1.000)%	Dec 2020	(4,047)	(3,025)	(7,072)
BNP Paribas SA	BASF SE	100,000	EUR	110,060	(1.000)%	Dec 2020	(1,702)	(1,338)	(3,040)
BNP Paribas SA	ING Bank NV	1,100,000	EUR	1,234,585	(1.000)%	Jun 2021	28,395	4,928	33,323
BNP Paribas SA	ING Bank NV	400,000	EUR	450,180	(1.000)%	Dec 2021	15,216	143	15,359
BNP Paribas SA	UBS AG	800,000	EUR	900,360	(1.000)%	Dec 2021	(13,488)	1,995	(11,493)
Citibank, N.A.	Bayer AG	300,000	EUR	338,835	(1.000)%	Dec 2020	(5,549)	(832)	(6,381)
Citibank, N.A.	Altria Group, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,943)	(278)	(3,221)
Citibank, N.A.	UnitedHealth Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(8,168)	(686)	(8,854)
Citibank, N.A.	British American Tobacco PLC	300,000	EUR	338,835	(1.000)%	Dec 2020	(5,838)	(2,368)	(8,206)
Citibank, N.A.	ING Bank NV	400,000	EUR	447,020	(1.000)%	Jun 2021	9,887	2,231	12,118
Citibank, N.A.	Barclays Bank PLC	1,800,000	EUR	2,034,901	(1.000)%	Jun 2021	105,601	3,854	109,455
Citibank, N.A.	UBS AG	400,000	EUR	448,220	(1.000)%	Dec 2021	15,376	2,950	18,326
Citibank, N.A.	HSBC Bank PLC	400,000	EUR	448,220	(1.000)%	Dec 2021	10,700	4,933	15,633
Citibank, N.A.	UBS AG	1,200,000	USD	1,200,000	(1.000)%	Jun 2024	65,817	20,828	86,645
Credit Suisse International	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(13,003)	(1,374)	(14,377)
Credit Suisse International	Altria Group, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(11,430)	(1,453)	(12,883)
Goldman Sachs International	United Utilities PLC	200,000	EUR	225,890	(1.000)%	Dec 2020	(374)	(3,706)	(4,080)
Goldman Sachs International	Veolia Environnement SA	100,000	EUR	112,945	(1.000)%	Dec 2020	(422)	(2,412)	(2,834)
Goldman Sachs International	Koninklijke DSM NV	400,000	EUR	451,780	(1.000)%	Dec 2020	(7,688)	(6,457)	(14,145)
Goldman Sachs International	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,665)	(210)	(2,875)
Goldman Sachs International	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(8,677)	(985)	(9,662)
Goldman Sachs International	BASF SE	100,000	EUR	112,285	(1.000)%	Dec 2020	(2,413)	(627)	(3,040)
Goldman Sachs International	British American Tobacco PLC	200,000	EUR	219,230	(1.000)%	Dec 2020	(4,234)	(1,237)	(5,471)
Goldman Sachs International	SABMiller PLC	200,000	USD	200,000	(1.000)%	Jan 2022	(4,987)	(2,729)	(7,716)
JPMorgan Chase Bank	Ally Financial, Inc.	1,300,000	USD	1,300,000	(5.000)%	Jun 2018	(69,070)	(16,178)	(85,248)

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase Bank	Fortum OYJ	200,000	EUR	225,890	(1.000)%	Dec 2020	(374)	(3,896)	(4,270)
JPMorgan Chase Bank	Pfizer, Inc.	700,000	USD	700,000	(1.000)%	Dec 2020	(22,995)	983	(22,012)
JPMorgan Chase Bank	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,602)	(273)	(2,875)
JPMorgan Chase Bank	UnitedHealth Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(8,040)	(814)	(8,854)
JPMorgan Chase Bank	British American Tobacco PLC	200,000	EUR	218,730	(1.000)%	Dec 2020	(3,893)	(1,578)	(5,471)
JPMorgan Chase Bank	Koninklijke DSM NV	100,000	EUR	109,615	(1.000)%	Dec 2020	(2,070)	(1,466)	(3,536)
JPMorgan Chase Bank	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(8,542)	(1,120)	(9,662)
JPMorgan Chase Bank	Barclays Bank PLC	1,900,000	EUR	2,151,085	(1.000)%	Jun 2021	106,925	8,611	115,536
JPMorgan Chase Bank	Intesa Sanpaolo SpA	500,000	USD	500,000	(1.000)%	Sep 2024	79,824	5,351	85,175
Morgan Stanley Capital Services, Inc.	Reynolds American, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(4,952)	(799)	(5,751)
Morgan Stanley Capital Services, Inc.	Pfizer, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,954)	520	(9,434)
Morgan Stanley Capital Services, Inc.	UnitedHealth Group, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,680)	(271)	(2,951)
The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	(18,359)	(18,359)
Centrally Cleared Swaps
	iTraxx Europe Series 25 Version 1	62,700,000	EUR	71,139,806	(1.000)%	Jun 2021	(805,872)	(328,165)	(1,134,037)
	iTraxx Europe Senior Financials Series 25 Version 1	39,000,000	EUR	43,818,712	(1.000)%	Jun 2021	(25,564)	(108,679)	(134,243)
	iTraxx Europe Series 26 Version 1	86,800,000	EUR	97,396,315	(1.000)%	Dec 2021	(1,416,008)	3,683	(1,412,325)
	iTraxx Europe Sub Financials Series 26 Version 1	400,000	EUR	448,220	(1.000)%	Dec 2021	26,464	3,728	30,192
	iTraxx Europe Sub Financials Series 26 Version 1	600,000	EUR	672,330	(1.000)%	Dec 2021	38,733	6,556	45,289
	iTraxx Europe Sub Financials Series 26 Version 1	1,200,000	EUR	1,344,660	(1.000)%	Dec 2021	76,824	13,753	90,577
	CDX.NA.IG.26	15,700,000	USD	15,700,000	(1.000)%	Jun 2026	253,271	(56,298)	196,973
				$262,257,314			($1,623,550)	($513,673)	($2,137,223)

High Yield Trust
The portfolio used credit default swaps to manage against potential credit events.
	Reference Obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	MARKIT CDX.NA.HY.27	5,450,000	USD	$5,450,000	(5.000)%	Dec 2021	($197,281)	($51,622)	($248,903)
				$5,450,000			($197,281)	($51,622)	($248,903)

Investment Quality Bond Trust
The portfolio used credit default swaps to manage against potential credit events and to gain exposure to securities or credit index.
Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	CDX-EMS 26V1-5Y	7,710,000	USD	$7,710,000	(1.000)%	Dec 2021	$477,269	$12,277	$489,546
	CDX-NAHYS 26V1-5Y	5,632,000	USD	5,632,000	(5.000)%	Jun 2021	(204,135)	(94,708)	(298,843)
				$13,342,000			$273,134	($82,431)	$190,703

New Income Trust
The portfolio used credit default swaps to manage against potential credit events.
	Reference Obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	CDX.NA.HY.27	3,500,000	USD	$3,500,000	(5.000)%	Dec 2021	($132,872)	($5,347)	($138,219)
				$3,500,000			($132,872)	($5,347)	($138,219)

Credit default swaps — Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the CDS contracts held at September 30, 2016. In addition, the tables detail how the portfolios used CDS contracts as a seller of protection during the period ended September 30, 2016.

Global Bond Trust
The portfolio used credit default swaps to manage against potential credit events and to take a long position in exposure of the benchmark credit.
Counterparty	Reference obligation	Implied credit spread at 9-30-16	Notional amount	Currency	USD notional amount	Received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America, N.A.	Volkswagen AG	0.24%	700,000	EUR	$744,240	1.000%	Dec 2016	($1,022)	$2,601	$1,579
Barclays Capital	People's Republic of China	0.51%	600,000	USD	600,000	1.000%	Mar 2019	490	6,912	7,402
BNP Paribas SA	Barclays Bank PLC	0.35%	200,000	EUR	221,260	1.000%	Jun 2017	-	1,138	1,138
BNP Paribas SA	Barclays Bank PLC	0.95%	1,700,000	EUR	1,880,710	1.000%	Jun 2017	(13,694)	14,941	1,247
BNP Paribas SA	Tesco PLC	1.96%	500,000	EUR	556,550	1.000%	Jun 2021	(34,060)	9,651	(24,409)
Citibank, N.A.	Barclays Bank PLC	0.95%	900,000	EUR	1,001,790	1.000%	Jun 2021	-	2,820	2,820
Credit Suisse International	Tesco PLC	1.72%	200,000	EUR	212,930	1.000%	Dec 2020	(13,040)	6,391	(6,649)
Credit Suisse International	Tesco PLC	1.96%	200,000	EUR	222,620	1.000%	Jun 2021	(14,812)	5,049	(9,763)
Deutsche Bank AG	People's Republic of China	0.51%	600,000	USD	600,000	1.000%	Mar 2019	140	7,262	7,402
Goldman Sachs International	United Mexican States	1.02%	800,000	USD	800,000	1.000%	Sep 2019	4,081	(4,192)	(111)
Goldman Sachs International	Tesco PLC	1.72%	800,000	EUR	910,080	1.000%	Dec 2020	(56,255)	29,659	(26,596)
Goldman Sachs International	Tesco PLC	1.72%	100,000	EUR	113,760	1.000%	Dec 2020	(6,990)	3,665	(3,325)
HSBC Bank USA	United Mexican States	1.02%	600,000	USD	600,000	1.000%	Sep 2019	2,975	(3,058)	(83)
JPMorgan Chase Bank	People's Republic of China	0.51%	1,400,000	USD	1,400,000	1.000%	Mar 2019	2,291	14,980	17,271
JPMorgan Chase Bank	Tesco PLC	1.72%	600,000	EUR	641,130	1.000%	Mar 2021	(39,000)	19,053	(19,947)
Morgan Stanley Capital Services, Inc.	People's Republic of China	0.51%	200,000	USD	200,000	1.000%	Mar 2019	(93)	2,560	2,467
Morgan Stanley Capital Services, Inc.	Barclays Bank PLC	0.95%	200,000	EUR	222,620	1.000%	Jun 2021	206	421	627
					$10,927,690			($168,783)	$119,853	($48,930)

Investment Quality Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit and to gain exposure to securities or a credit index.
Counterparty	Reference obligation	Implied credit spread at 9-30-16	Notional amount	Currency	USD notional amount	Received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	Russian Federation	1.99%	535,000	USD	$535,000	1.000%	Jun 2021	($27,926)	$4,425	($23,501)
Centrally Cleared Swaps
	CDX.NA.IG.27	0.75%	1,780,000	USD	1,780,000	1.000%	Dec 2021	20,420	2,470	22,890
	CMBX.NA.AAA.6	0.65%	199,961	USD	199,961	0.500%	May 2063	(6,410)	4,855	(1,555)
	CMBX.NA.AAA.6	0.65%	359,929	USD	359,929	0.500%	May 2063	(12,180)	9,382	(2,798)
	CMBX.NA.AAA.6	0.65%	269,947	USD	269,947	0.500%	May 2063	(9,130)	7,031	(2,099)
	CMBX.NA.AAA.6	0.65%	459,910	USD	459,910	0.500%	May 2063	(15,362)	11,786	(3,576)
	CMBX.NA.AAA.6	0.65%	284,944	USD	284,944	0.500%	May 2063	(9,435)	7,220	(2,215)
	CMBX.NA.AAA.6	0.65%	5,514,919	USD	5,514,919	0.500%	May 2063	(178,500)	135,623	(42,877)
	CMBX.NA.AAA.6	0.65%	364,929	USD	364,929	0.500%	May 2063	(8,525)	5,688	(2,837)
	CMBX.NA.AAA.6	0.65%	754,852	USD	754,852	0.500%	May 2063	(17,832)	11,963	(5,869)
	CMBX.NA.AAA.6	0.65%	1,210,763	USD	1,210,763	0.500%	May 2063	(28,647)	19,234	(9,413)
	ITRAXX-XOVERS26V1-5Y	3.29%	387,000	EUR	434,562	5.000%	Dec 2021	34,674	334	35,008
					$12,169,716			($258,853)	$220,011	($38,842)

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table summarizes the currency swap contracts held at September 30, 2016. In addition, the table details how the portfolio used currency swap contracts during the period ended September 30, 2016.

Global Bond Trust
The portfolio used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity of the portfolio and to gain exposure to foreign currencies.

Counterparty	Receive	Pay	Maturity date*		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America, N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	11,300,000	USD	16,068,300	($10,862)	($1,416,877)	($1,427,739)
Bank of America, N.A.	Floating rate equal to 3 Month EUR-EURIBOR less 0.5170% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2022	EUR	13,200,000	USD	14,861,880	(104,822)	20,908	(83,914)
Bank of America, N.A.	Floating rate equal to 3 Month EUR-EURIBOR less 0.5050% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2027	EUR	2,200,000	USD	2,456,080	18,700	(11,546)	7,154
BNP Paribas SA	Floating rate equal to 3 Month EUR-EURIBOR less 0.5170% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2022	EUR	2,100,000	USD	2,364,390	(9,134)	(4,216)	(13,350)
Citibank, N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.1400% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	8,200,000	USD	11,562,000	40,916	(976,267)	(935,351)
Citibank, N.A.	Floating rate equal to 3 Month EUR-EURIBOR less 0.4698% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2022	EUR	1,000,000	USD	1,125,900	2,200	(5,800)	(3,600)
Citibank, N.A.	Floating rate equal to 3 Month EUR-EURIBOR less 0.5055% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2027	EUR	8,990,000	USD	10,036,436	76,414	(47,707)	28,707
Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7750% based on the notional amount of the currency delivered	Jan 2019	USD	1,474,564	JPY	150,000,000	11,649	(15,307)	(3,658)
Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7705% based on the notional amount of the currency delivered	Jan 2019	USD	393,217	JPY	40,000,000	2,649	(3,661)	(1,012)
Deutsche Bank AG	Floating rate equal to 3 Month EUR-EURIBOR less 0.4775% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2022	EUR	11,600,000	USD	13,060,440	(5,066)	(41,940)	(47,006)
Goldman Sachs Bank USA	Floating rate equal to 3 Month CAD-LIBOR less 0.1250% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2018	CAD	8,300,000	USD	6,345,081	(17,073)	1,364	(15,709)
Goldman Sachs Bank USA	Floating rate equal to 3 Month CAD-LIBOR less 0.1225% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2018	CAD	8,200,000	USD	6,268,634	(2,395)	(12,815)	(15,210)
Goldman Sachs Bank USA	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7675% based on the notional amount of the currency delivered	Jan 2019	USD	5,601,966	JPY	570,000,000	42,888	(59,030)	(16,142)
Goldman Sachs Bank USA	Floating rate equal to 3 Month GBP-LIBOR less 0.1200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	12,500,000	USD	18,096,100	(166,898)	(1,723,485)	(1,890,383)
Goldman Sachs Bank USA	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7675% based on the notional amount of the currency delivered	Mar 2019	USD	2,938,296	JPY	300,000,000	15,886	(34,544)	(18,658)
Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-EURIBOR less 0.4835% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2027	EUR	700,000	USD	781,480	(665)	4,712	4,047
HSBC Bank USA	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7675% based on the notional amount of the currency delivered	Jan 2019	USD	9,046,214	JPY	920,000,000	84,157	(105,765)	(21,608)
UBS AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7550% based on the notional amount of the currency delivered	Sep 2018	USD	784,660	JPY	80,000,000	25,472	(28,550)	(3,078)
UBS AG	Floating rate equal to 3 Month EUR-EURIBOR less 0.4363% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2026	EUR	1,600,000	USD	1,787,120	13,519	2,037	15,556
								$17,535	($4,458,489)	($4,440,954)

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table summarizes the volatility swap contracts held at September 30, 2016. In addition, the table details how the portfolio used volatility swap contracts during the period ended September 30, 2016.

Global Bond Trust
The portfolio used volatility swaps to take a position on future expectations of volatility.
Counterparty	Reference entity	Notional amount	Currency	USD notional amount	Pay/receive volatility	Volatility strike rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Deutsche Bank	EUR versus CHF	4,000	CHF	$4,012	Receive	8.40%	Dec 2016	-	$10,169	$10,169
Deutsche Bank	EUR versus CHF	9,000	CHF	9,217	Receive	7.25%	Jan 2017	-	11,406	11,406
Deutsche Bank	EUR versus CHF	11,000	CHF	11,307	Receive	8.50%	Mar 2017	-	21,942	21,942
Deutsche Bank	EUR versus CHF	7,000	CHF	7,258	Receive	8.15%	Mar 2017	-	10,772	10,772
UBS AG	EUR versus CHF	6,000	CHF	6,140	Receive	6.85%	Jan 2017	-	4,730	4,730
Deutsche Bank	USD versus CHF	4,000	CHF	4,012	Pay	10.80%	Dec 2016	-	4,520	4,520
Deutsche Bank	USD versus CHF	9,000	CHF	9,217	Pay	9.25%	Jan 2017	-	1,677	1,677
Deutsche Bank	USD versus CHF	11,000	CHF	11,307	Pay	10.30%	Mar 2017	-	9,700	9,700
Deutsche Bank	USD versus CHF	7,000	CHF	7,258	Pay	10.05%	Mar 2017	-	4,736	4,736
UBS AG	USD versus CHF	6,000	CHF	6,140	Pay	8.75%	Jan 2017	-	(2,478)	(2,478)
				$75,868				-	$77,174	$77,174

Investment in affiliated underlying portfolios. Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive MVP, Lifestyle Aggressive PS Series, Lifestyle Balanced MVP, Lifestyle Balanced PS Series, Lifestyle Conservative MVP, Lifestyle Conservative PS Series, Lifestyle Growth MVP, Lifestyle Growth PS Series, Lifestyle Moderate MVP and Lifestyle Moderate PS Series invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows.

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Core Strategy Trust
Bond	82,607,762	1,551,513	(6,732,696)	77,426,579	$9,317,847	-	($2,693,043)	$1,082,423,580
Strategic Equity Allocation	158,519,724	3,817,442	(9,274,487)	153,062,679	9,918,617	$51,816,095	30,704,273	2,553,085,485
					$19,236,464	$51,816,095	$28,011,230	$3,635,509,065

Franklin Templeton Founding Allocation Trust
Global	19,427,293	34,286	(952,659)	18,508,920	$638,071	-	$2,027,439	$347,782,613
Income	32,757,295	433,304	(3,410,094)	29,780,505	3,048,215	-	(2,828,437)	347,538,492
Mutual Shares	29,767,896	3,264,897	(2,790,827)	30,241,966	7,080,269	$30,237,499	2,192,102	347,782,613
					$10,766,555	$30,237,499	$1,391,104	$1,043,103,718

Lifestyle Aggressive MVP
All Cap Core	401,867	1,045	(80,106)	322,806	$30,264	-	$1,167,967	$9,403,341
Alpha Opportunities	2,445,209	268,227	(320,510)	2,392,926	47,855	$2,671,963	(1,534,831)	24,240,339
Blue Chip Growth	876,464	161,999	(54,115)	984,348	14,041	4,377,734	748,041	27,118,775
Capital Appreciation	1,648,100	309,035	(97,437)	1,859,698	2,096	3,644,530	484,979	22,204,797
Emerging Markets Value	3,822,159	37,108	(299,894)	3,559,373	308,376	-	(1,468,026)	29,720,767
Equity Income	2,387,939	229,963	(340,999)	2,276,903	176,035	3,432,074	1,438,753	35,838,452
Fundamental Large Cap Value	2,177,306	6,122	(160,450)	2,022,978	108,052	-	957,377	35,503,270
International Core	2,238,390	126,667	(42,619)	2,322,438	89,523	-	(127,082)	22,806,338
International Growth Opportunities	697,206	-	(54,662)	642,544	-	-	166,660	8,500,852
International Growth Stock	983,870	6,276	(7,479)	982,667	102,548	-	23,817	15,958,520
International Value	2,071,043	35,584	(90,918)	2,015,709	43,455	-	(248,589)	24,732,749
John Hancock Multifactor Large Cap ETF	-	143,309	-	143,309	-	-	-	4,042,747
John Hancock Multifactor Mid Cap ETF	-	72,509	-	72,509	-	-	-	2,013,575
Mid Cap Stock	890,291	63,899	(77,248)	876,942	-	938,037	74,060	13,005,050
Mid Value	875,210	100,595	(155,892)	819,913	45,986	1,046,481	94,938	8,904,259
Real Estate Securities	426,949	2,004	(78,189)	350,764	40,400	-	560,744	6,955,645
Small Cap Growth	399,371	62,201	(26,794)	434,778	-	317,083	(47,499)	3,504,307
Small Cap Opportunities	170,344	16,773	(18,102)	169,015	24,439	444,551	281,539	4,766,234
Small Cap Value	119,594	16,422	(13,993)	122,023	4,869	314,700	74,070	2,330,639
Small Company Growth	86,217	13,913	(8,420)	91,710	-	344,779	121,254	2,289,086
Small Company Value	142,098	21,218	(23,391)	139,925	5,452	408,510	150,752	2,718,738
Strategic Equity Allocation	1,223,888	2,351,312	(3,239,184)	336,016	42,767	223,421	826,467	5,604,753
Strategic Growth	1,489,933	-	(118,706)	1,371,227	-	-	109,984	22,186,447
U.S. Equity	1,167,917	117,348	(318,692)	966,573	74,042	2,033,530	2,596,805	17,388,654
					$1,160,200	$20,197,393	$6,452,180	$351,738,334

Lifestyle Aggressive PS Series
Strategic Equity Allocation	1,056,699	120,239	(34,911)	1,142,027	$72,866	$380,659	($43,530)	$19,049,013

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Balanced MVP
All Cap Core	3,061,862	6,734	(996,723)	2,071,873	$195,141	-	$19,093,466	$60,353,671
Alpha Opportunities	19,206,889	1,983,649	(3,550,775)	17,639,763	353,910	$19,760,297	(4,732,018)	178,690,798
Blue Chip Growth	5,376,443	1,000,285	(338,487)	6,038,241	86,696	27,031,026	4,369,054	166,353,547
Bond	194,497,305	8,242,163	(27,258,128)	175,481,340	21,239,061	-	(3,997,595)	2,453,229,134
Capital Appreciation	11,127,125	2,095,280	(670,874)	12,551,531	14,209	24,710,096	4,737,542	149,865,279
Core Bond	27,292,948	145,098	(2,976,987)	24,461,059	1,797,984	181,152	(2,084,203)	333,893,458
Emerging Markets Value	32,008,643	317,316	(2,093,380)	30,232,579	2,636,898	-	4,941,010	252,442,034
Equity Income	16,311,628	1,573,159	(2,356,926)	15,527,861	1,204,244	23,478,628	21,750,688	244,408,539
Fundamental Large Cap Value	13,491,557	38,150	(908,454)	12,621,253	673,357	-	5,567,870	221,502,995
Global Bond	14,712,998	-	(2,274,274)	12,438,724	-	-	4,438,005	163,444,838
Global Conservative Absolute Return	3,715,472	-	-	3,715,472	-	-	-	36,448,781
International Core	14,901,160	120,357	(670,154)	14,351,363	556,490	-	2,467,944	140,930,385
International Growth Opportunities	4,873,885	-	(624,888)	4,248,997	-	-	1,705,601	56,214,233
International Growth Stock	6,734,683	57,278	(537,790)	6,254,171	657,720	-	1,140,017	101,567,737
International Value	13,774,489	274,565	(1,676,451)	12,372,603	268,040	-	5,354,379	151,811,837
John Hancock Multifactor Large Cap ETF	-	3,147,462	-	3,147,462	-	-	-	88,789,903
John Hancock Multifactor Mid Cap ETF	-	1,604,590	-	1,604,590	-	-	-	44,559,464
Mid Cap Stock	7,725,698	556,364	(684,620)	7,597,442	-	8,167,423	5,025,212	112,670,072
Mid Value	11,060,590	1,277,863	(1,963,622)	10,374,831	584,153	13,293,437	7,964,473	112,670,661
New Income	48,534,784	619,535	(5,286,913)	43,867,406	5,661,816	2,509,846	(1,642,977)	578,611,081
Short Term Government Income	4,835,832	22,292	(360,665)	4,497,459	275,751	-	(160,071)	55,813,465
Small Cap Growth	5,296,234	1,086,998	(489,396)	5,893,836	-	4,300,166	1,368,698	47,504,322
Small Cap Value	2,396,722	331,603	(251,661)	2,476,664	98,313	6,354,680	2,924,634	47,304,287
Small Company Growth	1,467,891	238,040	(147,585)	1,558,346	-	5,870,582	2,820,646	38,896,315
Small Company Value	2,902,398	437,917	(453,530)	2,886,785	112,531	8,431,224	4,411,488	56,090,229
Strategic Equity Allocation	108,729,299	2,423,358	(11,429,212)	99,723,445	6,482,665	33,866,253	45,208,332	1,663,387,065
Strategic Growth	10,043,954	-	(808,948)	9,235,006	-	-	1,023,849	149,422,403
Total Return	22,569,076	355,870	(2,354,030)	20,570,916	4,836,395	-	(1,356,775)	281,410,128
U.S. Equity	8,804,189	476,984	(5,365,119)	3,916,054	300,957	8,265,676	58,409,378	70,449,811
					$48,036,331	$186,220,486	$190,748,647	$8,058,736,472

Lifestyle Balanced PS Series
Bond	36,773,458	3,547,446	(4,079,603)	36,241,301	$4,359,409	-	$30,058	$506,653,393
Strategic Equity Allocation	30,214,068	2,307,209	(1,955,480)	30,565,797	1,967,799	$10,280,026	519,176	509,837,489
					$6,327,208	$10,280,026	$549,234	$1,016,490,882

Lifestyle Conservative MVP
Blue Chip Growth	576,592	168,789	(62,454)	682,927	$9,701	$3,024,680	$419,725	$18,814,635
Bond	59,021,144	1,434,337	(4,608,457)	55,847,024	6,821,353	-	(107,645)	780,741,389
Capital Appreciation	727,030	223,148	(86,532)	863,646	969	1,684,760	(256,389)	10,311,935
Core Bond	8,107,078	83,559	(529,446)	7,661,191	560,537	56,476	(370,932)	104,575,255
Equity Income	1,846,600	276,654	(268,047)	1,855,207	142,458	2,777,449	673,779	29,200,963
Fundamental All Cap Core	2,475,435	345,021	(403,255)	2,417,201	-	-	(21,642)	36,789,803
Global Bond	4,451,872	68,879	(547,856)	3,972,895	-	-	1,151,057	52,203,835
Global Conservative Absolute Return	1,215,051	-	-	1,215,051	-	-	-	11,919,649
International Core	2,155,622	281,354	(325,296)	2,111,680	81,309	-	304,040	20,736,693
International Growth Opportunities	307,476	46,370	(71,928)	281,918	-	-	171,213	3,729,777
International Growth Stock	375,622	43,358	(50,711)	368,269	38,352	-	122,001	5,980,693
International Value	1,961,020	400,691	(550,899)	1,810,812	38,661	-	930,322	22,218,662
Mid Cap Stock	616,990	115,835	(94,286)	638,539	-	678,138	29,136	9,469,539
Mid Value	885,528	138,886	(149,328)	875,086	48,710	1,108,479	130,418	9,503,436
New Income	14,482,953	262,617	(943,131)	13,802,439	1,771,904	785,473	(386,992)	182,054,174
Short Term Government Income	1,408,136	25,034	(52,300)	1,380,870	84,649	-	(25,380)	17,136,595
Small Cap Growth	872,080	251,868	(185,339)	938,609	-	677,249	(181,987)	7,565,188
Small Cap Value	607,738	146,165	(105,042)	648,861	25,400	1,641,816	302,404	12,393,238
Strategic Equity Allocation	7,713,094	506,871	(770,222)	7,449,743	480,291	2,509,101	3,087,377	124,261,708
Total Return	6,729,502	147,976	(409,531)	6,467,947	1,508,662	-	(203,839)	88,481,513
					$11,612,956	$14,943,621	$5,766,666	$1,548,088,680

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Conservative PS Series
Bond	11,446,987	1,479,882	(1,158,608)	11,768,261	$1,449,684	-	$272,032	$164,520,292
Strategic Equity Allocation	2,340,516	675,906	(552,113)	2,464,309	160,574	$838,856	(382,193)	41,104,680
					$1,610,258	$838,856	($110,161)	$205,624,972

Lifestyle Growth MVP
All Cap Core	4,064,879	8,701	(1,418,675)	2,654,905	$252,140	-	$15,032,238	$77,337,369
Alpha Opportunities	34,258,666	3,606,845	(6,072,491)	31,793,020	643,510	$35,929,900	(9,276,377)	322,063,296
Blue Chip Growth	9,976,068	1,833,860	(816,575)	10,993,353	158,944	49,557,005	15,356,369	302,866,871
Bond	121,139,144	36,956,255	(56,325,069)	101,770,330	12,377,534	-	(5,421,141)	1,422,749,214
Capital Appreciation	20,494,383	3,818,855	(1,626,229)	22,687,009	25,897	45,036,595	5,763,984	270,882,890
Core Bond	19,965,892	104,184	(2,293,182)	17,776,894	1,290,991	130,071	(1,082,275)	242,654,600
Emerging Markets Value	49,337,536	477,711	(4,650,094)	45,165,153	3,969,777	-	10,487,699	377,129,024
Equity Income	29,400,397	2,810,324	(4,713,584)	27,497,137	2,151,286	41,942,690	40,929,414	432,804,938
Fundamental Large Cap Value	25,571,607	71,075	(2,234,617)	23,408,065	1,254,475	-	13,032,678	410,811,549
Global Bond	10,678,964	-	(1,655,981)	9,022,983	-	-	2,006,884	118,561,991
Global Conservative Absolute Return	3,982,705	-	-	3,982,705	-	-	-	39,070,336
International Core	27,132,349	103,612	(1,454,020)	25,781,941	1,008,138	-	(6,081,354)	253,178,657
International Growth Opportunities	9,421,233	-	(1,358,933)	8,062,300	-	-	3,588,907	106,664,226
International Growth Stock	12,326,422	72,986	(1,135,768)	11,263,640	1,192,599	-	2,627,050	182,921,521
International Value	26,373,147	41,774	(2,885,576)	23,529,345	510,907	-	(11,200,905)	288,705,067
John Hancock Multifactor Large Cap ETF	-	3,839,096	-	3,839,096	-	-	-	108,300,898
John Hancock Multifactor Mid Cap ETF	-	1,948,371	-	1,948,371	-	-	-	54,106,263
Mid Cap Stock	9,487,165	676,289	(997,275)	9,166,179	-	9,927,922	6,631,367	135,934,435
Mid Value	13,699,973	1,566,856	(2,657,203)	12,609,626	716,261	16,299,788	13,026,336	136,940,537
New Income	35,430,565	444,351	(4,036,271)	31,838,645	4,060,852	1,800,149	(3,717,526)	419,951,734
Short Term Government Income	3,036,825	13,659	(261,538)	2,788,946	168,959	-	(196,264)	34,610,816
Small Cap Growth	8,187,998	806,700	(195,134)	8,799,564	-	6,364,858	542,828	70,924,482
Small Cap Opportunities	2,156,254	209,638	(274,484)	2,091,408	305,445	5,556,015	2,857,692	58,977,696
Small Cap Value	2,941,638	400,330	(358,955)	2,983,013	118,689	7,671,744	4,050,183	56,975,554
Small Company Growth	2,235,003	355,259	(267,682)	2,322,580	-	8,803,329	3,423,732	57,971,594
Small Company Value	4,442,137	659,258	(780,283)	4,321,112	169,409	12,692,713	2,963,458	83,959,208
Strategic Equity Allocation	189,875,971	4,195,189	(26,141,599)	167,929,561	11,222,447	58,627,464	98,902,334	2,801,065,081
Strategic Growth	18,499,354	-	(1,769,673)	16,729,681	-	-	1,839,810	270,686,246
Total Return	16,377,590	254,836	(1,752,846)	14,879,580	3,463,658	-	(1,152,430)	203,552,660
U.S. Equity	18,231,867	1,492,458	(7,594,057)	12,130,268	941,677	25,862,855	87,397,073	218,223,513
					$46,003,595	$326,203,098	$292,331,764	$9,560,582,266

Lifestyle Growth PS Series
Bond	44,622,699	9,834,060	(10,981,907)	43,474,852	$5,176,099	-	$19,874	$607,778,431
Strategic Equity Allocation	85,810,005	3,603,614	(4,082,260)	85,331,359	5,498,843	$28,726,643	939,026	1,423,327,073
					$10,674,942	$28,726,643	$958,900	$2,031,105,504

Lifestyle Moderate MVP
Alpha Opportunities	4,200,090	493,169	(260,979)	4,432,280	$87,988	$4,912,737	($704,727)	$44,898,996
Blue Chip Growth	1,445,876	274,526	(53,569)	1,666,833	23,688	7,385,551	686,203	45,921,258
Bond	70,877,560	1,827,084	(7,647,052)	65,057,592	7,958,384	-	(1,990,328)	909,505,138
Capital Appreciation	1,623,235	329,367	(72,307)	1,880,295	2,105	3,660,887	268,084	22,450,718
Core Bond	9,827,883	84,627	(903,257)	9,009,253	659,963	66,493	(592,870)	122,976,298
Equity Income	5,893,876	580,486	(688,058)	5,786,304	444,358	8,663,464	5,987,863	91,076,429
Fundamental All Cap Core	5,199,523	28,466	(214,293)	5,013,696	-	-	131,703	76,308,451
Global Bond	5,215,191	27,083	(730,468)	4,511,806	-	-	995,599	59,285,132
Global Conservative Absolute Return	1,446,937	-	-	1,446,937	-	-	-	14,194,448
International Core	5,327,087	151,316	(169,076)	5,309,327	203,791	-	463,030	52,137,593
International Growth Opportunities	1,580,964	-	(164,343)	1,416,621	-	-	461,204	18,741,894
International Growth Stock	2,204,296	31,816	(135,759)	2,100,353	218,738	-	336,598	34,109,729
International Value	5,255,245	19,237	(383,027)	4,891,455	104,717	-	886,975	60,018,149
Mid Cap Stock	1,504,592	109,692	(100,412)	1,513,872	-	1,610,275	725,175	22,450,718
Mid Value	2,163,417	254,789	(327,556)	2,090,650	116,472	2,650,532	1,736,764	22,704,454
New Income	17,447,688	292,124	(1,609,948)	16,129,864	2,073,155	919,016	(180,598)	212,752,909
Short Term Government Income	1,604,648	14,536	(93,741)	1,525,443	93,332	-	(41,807)	18,930,744
Small Cap Growth	1,309,393	237,168	(96,272)	1,450,289	-	1,047,392	(132,740)	11,689,330
Small Cap Value	623,699	87,855	(51,124)	660,430	26,047	1,683,612	604,235	12,614,215
Small Company Growth	338,856	55,195	(26,152)	367,899	-	1,367,733	484,953	9,182,761
Small Company Value	704,310	108,003	(95,731)	716,582	27,753	2,079,363	985,353	13,923,180
Strategic Equity Allocation	24,808,797	561,839	(2,001,473)	23,369,163	1,502,962	7,851,661	8,055,733	389,797,640
Strategic Growth	1,465,598	2,313	(80,351)	1,387,560	-	-	(18,323)	22,450,718
Total Return	8,064,383	144,283	(690,119)	7,518,547	1,756,257	-	(401,900)	102,853,721
U.S. Equity	1,228,620	153,935	(106,255)	1,276,300	97,126	2,667,543	996,017	22,960,629
					$15,396,836	$46,566,259	$19,742,196	$2,413,935,252

Lifestyle Moderate PS Series
Bond	14,527,898	1,605,837	(1,920,363)	14,213,372	$1,723,580	-	$56,465	$198,702,943
Strategic Equity Allocation	7,926,674	1,042,486	(993,410)	7,975,750	509,474	$2,661,555	(64,741)	133,035,509
					$2,233,054	$2,661,555	($8,276)	$331,738,452

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2016.

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount	Ending share/par amount	Value as a percentage of portfolio's net assets		Value as of 9-30-16

Alpha Opportunities Trust	Birst, Inc., Series F	3/3/2015	$269,102	46,072	46,072	0.0%	*	$237,732
Alpha Opportunities Trust	Cloudera, Inc., Series F	2/5/2014	229,626	15,771	15,771	0.1%		328,510
Alpha Opportunities Trust	DocuSign, Inc., Series B	2/28/2014	11,360	865	865	0.0%	*	16,599
Alpha Opportunities Trust	DocuSign, Inc., Series B1	3/3/2014	3,401	259	259	0.0%	*	4,970
Alpha Opportunities Trust	DocuSign, Inc., Series D	3/3/2014	8,155	621	621	0.0%	*	11,917
Alpha Opportunities Trust	DocuSign, Inc., Series E	3/3/2014	176,696	16,071	13,455	0.0%	*	258,201
	Sold: 2,616 shares
Alpha Opportunities Trust	DraftKings, Inc.	12/22/2015	48,473	$48,473	$48,473	0.0%	*	48,473
Alpha Opportunities Trust	DraftKings, Inc., Series C	12/4/2014	135,907	75,450	75,450	0.0%	*	155,427
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	208,108	10,895	10,895	0.0%	*	144,032
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	321,999	203,629	203,629	0.1%		502,964
Alpha Opportunities Trust	Forward Venture	11/20/2014	446,608	14,346	14,346	0.1%		628,642
Alpha Opportunities Trust	Jand, Inc., Class A	4/23/2015	40,141	3,495	3,495	0.0%	*	38,061
Alpha Opportunities Trust	Jand, Inc., Series D	4/23/2015	89,643	7,805	7,805	0.0%	*	84,996
Alpha Opportunities Trust	Lithium Technology Corp.	8/18/2014	578,207	118,631	118,631	0.1%		565,870
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	287,565	25,174	25,174	0.0%	*	193,840
Alpha Opportunities Trust	MarkLogic Corp., Series F	4/27/2015	358,170	30,839	30,839	0.0%	*	284,644
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	1,163,695	162,095**	162,095**	0.2%		1,113,593
Alpha Opportunities Trust	Redfin Corp.	12/15/2014	257,887	78,202	78,202	0.0%	*	287,001
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	103,927	3,841	3,841	0.0%	*	134,934
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	242,515	8,963	8,963	0.1%		314,870
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	2,206,328	142,224	142,224	1.2%		6,936,577
Alpha Opportunities Trust	Veracode, Inc.	8/26/2014	345,534	18,712	18,712	0.1%		501,669
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	42,527	2,554	2,554	0.0%	*	128,191
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	211,370	12,694	12,694	0.1%		637,140
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	166,079	9,974	9,974	0.1%		500,618
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	379,546	99,899	99,899	0.1%		441,554
								$14,501,025

Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	-	4,276,305	0.1%		$324,144
	Bought: 4,276,305 shares
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.1%		152,390
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.1%		161,902
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.1%		361,526
Health Sciences Trust	Ovid Therapeutics, Inc., Series B	8/10/2015	85,638	13,746	13,746	0.0%	*	55,534
Health Sciences Trust	RPI International Holdings LP	5/21/2015	360,302	3,056	3,056	0.1%		360,309
								$1,415,805

Mid Cap Stock Trust	Birst, Inc., Series F	3/3/2015	$1,916,989	328,201	328,201	0.2%		$1,693,517
Mid Cap Stock Trust	DocuSign, Inc., Series B	2/28/2014	81,224	6,185	6,185	0.0%	*	118,690

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount	Ending share/par amount	Value as a percentage of portfolio's net assets		Value as of 9-30-16

Mid Cap Stock Trust	DocuSign, Inc., Series B1	3/3/2014	24,334	1,853	1,853	0.0%	*	35,559
Mid Cap Stock Trust	DocuSign, Inc., Series D	3/3/2014	58,374	4,445	4,445	0.0%	*	85,300
Mid Cap Stock Trust	DocuSign, Inc., Series E	2/28/2014	1,263,888	114,951	96,242	0.3%		1,846,884
	Sold: 18,709 shares
Mid Cap Stock Trust	DraftKings, Inc.	12/22/2015	396,255	$396,255	$396,255	0.1%		396,255
Mid Cap Stock Trust	DraftKings, Inc., Series C	12/4/2014	975,827	541,740	541,740	0.2%		1,115,984
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	2,308,001	1,459,559	1,459,559	0.5%		3,605,111
Mid Cap Stock Trust	Forward Venture	11/20/2014	3,219,745	103,425	103,425	0.6%		4,532,084
Mid Cap Stock Trust	Jand, Inc., Class A	4/23/2015	290,613	25,303	25,303	0.0%	*	275,550
Mid Cap Stock Trust	Jand, Inc., Series D	4/23/2015	648,942	56,502	56,502	0.1%		615,307
Mid Cap Stock Trust	Lithium Technology Corp.	8/18/2014	4,115,796	844,439	844,439	0.6%		4,027,974
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	2,122,743	185,829	185,829	0.2%		1,430,883
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	2,580,629	222,196	222,196	0.3%		2,050,869
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	4,666,633	302,694	302,694	0.0%	*	314,802
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	2,096,941	292,090**	292,090**	0.3%		2,006,658
Mid Cap Stock Trust	Redfin Corp.	12/15/2014	1,825,650	553,613	553,613	0.3%		2,031,760
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	772,269	28,542	28,542	0.1%		1,002,680
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	1,801,962	66,598	66,598	0.3%		2,339,588
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	9,067,440	584,504	584,504	4.0%		28,507,546
Mid Cap Stock Trust	Veracode, Inc.	8/26/2014	2,528,610	136,934	136,934	0.5%		3,671,201
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	303,018	18,198	18,198	0.1%		913,399
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	1,506,031	90,446	90,446	0.6%		4,539,688
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	1,183,315	71,065	71,065	0.5%		3,566,912
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	2,719,296	715,736	715,736	0.4%		3,163,553
								$73,887,754

Mutual Shares Trust	Warrior Met Coal LLC, Class A	4/22/2016	$1,981,982	-	1,550	0.0%	*	$126,976
	Bought: 1,550 shares
Mutual Shares Trust	Warrior Met Coal LLC, Class B	4/15/2016	289,879	-	3,623	0.1%		296,796
	Bought: 3,623 shares
								$423,772

Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.2%		$905,520
Science & Technology Trust	Cloudera, Inc., Series F	2/5/2014	309,065	21,227	21,227	0.1%		442,158
Science & Technology Trust	Dropbox, Inc., Class B	5/2/2012	67,334	7,441	7,441	0.0%	*	98,370
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	83,623	9,241	9,241	0.0%	*	122,166
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	805,424	89,006	89,006	0.2%		1,176,659
Science & Technology Trust	Flipkart, Ltd.	3/19/2015	55,860	490	490	0.0%	*	59,579
Science & Technology Trust	Flipkart, Ltd., Series A	3/19/2015	19,152	168	168	0.0%	*	20,427
Science & Technology Trust	Flipkart, Ltd., Series C	3/19/2015	33,630	295	295	0.0%	*	35,869
Science & Technology Trust	Flipkart, Ltd., Series E	3/19/2015	62,586	549	549	0.0%	*	66,753
Science & Technology Trust	Flipkart, Ltd., Series G	12/17/2014	377,484	3,152	3,152	0.1%		383,252
Science & Technology Trust	Xiaoju Kuaizhi, Inc.	10/19/2015	260,905	9,513	9,513	0.1%		363,654
								$3,674,407

Small Cap Growth Trust	Cloudera, Inc., Series F	2/5/2014	$1,153,560	79,228	79,228	0.4%		$1,650,319
Small Cap Growth Trust	DocuSign, Inc., Series B	2/28/2014	38,557	2,936	2,936	0.0%	*	56,342
Small Cap Growth Trust	DocuSign, Inc., Series B1	3/3/2014	11,557	880	880	0.0%	*	16,887
Small Cap Growth Trust	DocuSign, Inc., Series D	3/3/2014	27,709	2,110	2,110	0.0%	*	40,491
Small Cap Growth Trust	DocuSign, Inc., Series E	3/3/2014	600,032	54,573	45,691	0.2%		876,810
	Sold: 8,882 shares
Small Cap Growth Trust	DraftKings, Inc., Series D	7/13/2015	544,043	96,835	100,673	0.1%		384,571
	Bought: 3,838 shares
Small Cap Growth Trust	DraftKings, Inc., Series D1	8/11/2015	690,722	90,109	90,109	0.1%		457,754
Small Cap Growth Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.4%		1,416,094
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	938,340	473,646	473,646	0.3%		1,364,100
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	1,419,833	645,027	645,027	0.6%		2,554,307
Small Cap Growth Trust	The Honest Company, Inc.	8/3/2015	1,233,280	26,954	26,954	0.2%		946,894
Small Cap Growth Trust	Veracode, Inc.	8/26/2014	1,211,529	65,609	65,609	0.4%		1,758,977
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	1,533,808	403,708	403,708	0.4%		1,784,389
								$13,307,935
*Less than 0.05%
**Five-to-one stock split

The American Funds Insurance Series’ accounting policies and portfolios are outlined in their financial statements and/or Form N-Qs, available at the SEC’s website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 11, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 11, 2016